UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Aerojet Rocketdyne Holdings, Inc.	4.5%
Mercury Systems, Inc.	4.1
Howmet Aerospace, Inc.	4.0
Spirit AeroSystems Holdings, Inc. Class A	3.9
Maxar Technologies, Inc.	3.9
TransDigm Group, Inc.	3.9
Textron, Inc.	3.8
Northrop Grumman Corp.	3.8
Teledyne Technologies, Inc.	3.8
Curtiss-Wright Corp.	3.8
TOTAL	39.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
First Republic Bank	2.2%
SVB Financial Group	2.1
JPMorgan Chase & Co.	2.0
Bank of America Corp.	2.0
Comerica, Inc.	2.0
PennyMac Financial Services, Inc.	2.0
Sterling Bancorp	2.0
Signature Bank	2.0
Bank of New York Mellon Corp.	2.0
Citigroup, Inc.	2.0
TOTAL	20.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Regional Banks	69.0%
Thrifts & Mortgage Finance	13.0
Diversified Banks	9.9
Asset Management & Custody Banks	4.0
Other Diversified Financial Services	3.8
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Lennar Corp. Class A	4.3%
RH	4.3
Trane Technologies PLC	4.2
Johnson Controls International PLC	4.2
PulteGroup, Inc.	4.2
Lowe's Cos., Inc.	4.2
Carrier Global Corp.	4.1
Masco Corp.	4.1
Home Depot, Inc.	4.1
D.R. Horton, Inc.	4.0
TOTAL	41.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Building Products	35.6%
Homebuilding	30.9
Home Improvement Retail	11.7
Homefurnishing Retail	8.2
Home Furnishings	7.6
Household Appliances	5.9
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Phillips 66	4.0%
Parsley Energy, Inc. Class A	4.0
Pioneer Natural Resources Co.	4.0
Devon Energy Corp.	3.9
Diamondback Energy, Inc.	3.9
Marathon Petroleum Corp.	3.9
Valero Energy Corp.	3.8
Cabot Oil & Gas Corp.	3.8
Marathon Oil Corp.	3.8
Exxon Mobil Corp.	3.8
TOTAL	38.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Oil & Gas Exploration & Production	66.1%
Oil & Gas Refining & Marketing	23.1
Integrated Oil & Gas	10.7
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
First Republic Bank	4.0%
SVB Financial Group	3.9
Regions Financial Corp.	3.7
PNC Financial Services Group, Inc.	3.7
KeyCorp.	3.6
Truist Financial Corp.	3.6
M&T Bank Corp.	3.6
Citizens Financial Group, Inc.	3.6
Fifth Third Bancorp	3.6
Huntington Bancshares, Inc.	3.4
TOTAL	36.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

		% of Net Assets
	Regional Banks	99.7%
	Data Processing & Outsourced Services	0.0*
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	402,683	$ 14,585,178
Aerojet Rocketdyne Holdings, Inc. (a)	1,087,973	57,499,373
AeroVironment, Inc. (a)	335,155	29,124,970
Axon Enterprise, Inc. (a)	385,727	47,263,129
Boeing Co.	206,182	44,135,319
BWX Technologies, Inc.	758,626	45,729,975
Cubic Corp.	755,607	46,877,858
Curtiss-Wright Corp.	409,964	47,699,311
Ducommun, Inc. (a)	85,762	4,605,419
General Dynamics Corp.	313,821	46,702,841
HEICO Corp.	360,160	47,685,184
Hexcel Corp.	916,967	44,463,730
Howmet Aerospace, Inc.	1,796,855	51,282,242
Huntington Ingalls Industries, Inc.	267,248	45,560,439
Kaman Corp.	333,790	19,069,423
Kratos Defense & Security Solutions, Inc. (a) (b)	1,702,320	46,694,638
L3Harris Technologies, Inc.	251,033	47,450,258
Lockheed Martin Corp.	131,294	46,606,744
Maxar Technologies, Inc. (b)	1,284,901	49,584,330
Mercury Systems, Inc. (a)	589,525	51,913,571
Moog, Inc. Class A	268,952	21,327,894
National Presto Industries, Inc.	52,152	4,611,801
Northrop Grumman Corp.	158,002	48,146,369
PAE, Inc. (a)	626,240	5,748,883
Parsons Corp. (a) (b)	1,024,556	37,304,084
Raytheon Technologies Corp.	651,530	46,590,910
Spirit AeroSystems Holdings, Inc. Class A (b)	1,268,779	49,596,571
Teledyne Technologies, Inc. (a)	122,553	48,038,325
Textron, Inc.	997,069	48,188,345
TransDigm Group, Inc. (a)	78,915	48,836,548
Triumph Group, Inc.	2,464,545	30,954,685
Vectrus, Inc. (a)	159,839	7,947,195
Virgin Galactic Holdings, Inc. (a) (b)	1,483,812	35,210,860
TOTAL COMMON STOCKS (Cost $1,288,246,437)		1,267,036,402
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	747,819	747,969
See accompanying notes to financial statements.
6

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	33,056,731	$ 33,056,731
TOTAL SHORT-TERM INVESTMENTS (Cost $33,804,544)		33,804,700
TOTAL INVESTMENTS — 102.6% (Cost $1,322,050,981)		1,300,841,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(33,215,467)
NET ASSETS — 100.0%		$ 1,267,625,635
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,267,036,402	$—	$—	$1,267,036,402
Short-Term Investments	33,804,700	—	—	33,804,700
TOTAL INVESTMENTS	$1,300,841,102	$—	$—	$1,300,841,102
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
Maxar Technologies, Inc.	3,087,370	$ 55,449,165	$ 6,525,508	$ 54,816,117	$21,778,241	$ —*	—	$ —*	$ 40,436
State Street Institutional Liquid Reserves Fund, Premier Class	1,116,770	1,117,216	4,457,898	4,826,867	(96)	(182)	747,819	747,969	734
State Street Navigator Securities Lending Portfolio II	65,944,134	65,944,134	265,463,883	298,351,286	—	—	33,056,731	33,056,731	933,798
Total		$122,510,515	$276,447,289	$357,994,270	$21,778,145	$(182)		$33,804,700	$974,968

See accompanying notes to financial statements.
7

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2020.
*	As of December 31, 2020, no longer an affiliate.
See accompanying notes to financial statements.
8

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 4.0%
Bank of New York Mellon Corp.	1,221,373	$ 51,835,070
Northern Trust Corp.	545,462	50,804,331
		102,639,401
DIVERSIFIED BANKS — 9.9%
Bank of America Corp.	1,720,197	52,139,171
Citigroup, Inc.	833,959	51,421,912
JPMorgan Chase & Co.	411,026	52,229,074
US Bancorp	1,072,167	49,952,261
Wells Fargo & Co.	1,689,980	51,003,596
		256,746,014
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.8%
Equitable Holdings, Inc.	1,890,988	48,390,383
Voya Financial, Inc.	851,770	50,092,594
		98,482,977
REGIONAL BANKS — 69.0%
Ameris Bancorp	295,906	11,265,141
Associated Banc-Corp.	1,425,345	24,302,132
Atlantic Union Bankshares Corp.	229,917	7,573,466
BancorpSouth Bank	381,541	10,469,485
Bank of Hawaii Corp.	268,880	20,601,586
Bank OZK	783,438	24,498,106
BankUnited, Inc.	688,317	23,939,665
Banner Corp.	154,364	7,191,819
BOK Financial Corp.	212,148	14,527,895
Cadence BanCorp	1,122,956	18,438,938
Cathay General Bancorp	337,869	10,876,003
CIT Group, Inc.	1,179,123	42,330,516
Citizens Financial Group, Inc.	1,389,500	49,688,520
Columbia Banking System, Inc.	278,443	9,996,104
Comerica, Inc.	932,765	52,104,253
Commerce Bancshares, Inc.	417,845	27,452,416
Community Bank System, Inc.	233,360	14,540,662
Cullen/Frost Bankers, Inc.	348,105	30,365,199
CVB Financial Corp.	426,727	8,321,177
East West Bancorp, Inc.	776,047	39,353,343
Fifth Third Bancorp	1,797,565	49,558,867
First BanCorp	1,235,866	11,394,685
First Citizens BancShares, Inc. Class A	28,104	16,139,284
See accompanying notes to financial statements.
9

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
First Financial Bancorp	403,118	$ 7,066,659
First Financial Bankshares, Inc.	380,658	13,770,303
First Hawaiian, Inc.	1,041,495	24,558,452
First Horizon National Corp.	3,833,533	48,915,881
First Merchants Corp.	181,059	6,773,417
First Midwest Bancorp, Inc.	553,323	8,808,902
First Republic Bank	379,112	55,702,926
FNB Corp.	2,511,025	23,854,738
Fulton Financial Corp.	947,927	12,057,631
Glacier Bancorp, Inc.	332,313	15,289,721
Hancock Whitney Corp.	386,757	13,157,473
Home BancShares, Inc.	622,375	12,123,865
Hope Bancorp, Inc.	769,561	8,395,911
Huntington Bancshares, Inc.	3,800,983	48,006,415
Independent Bank Corp.	143,860	10,507,534
Independent Bank Group, Inc.	211,027	13,193,408
Investors Bancorp, Inc.	1,340,587	14,156,599
KeyCorp.	3,102,611	50,913,847
M&T Bank Corp.	390,533	49,714,851
Old National Bancorp	672,513	11,136,815
Pacific Premier Bancorp, Inc.	410,859	12,872,212
PacWest Bancorp	1,104,478	28,053,741
People's United Financial, Inc.	3,774,655	48,806,289
Pinnacle Financial Partners, Inc.	406,508	26,179,115
PNC Financial Services Group, Inc.	342,076	50,969,324
Popular, Inc.	478,709	26,960,891
Prosperity Bancshares, Inc.	426,649	29,592,375
Regions Financial Corp.	3,162,624	50,981,499
Signature Bank	383,254	51,850,434
Simmons First National Corp. Class A	439,609	9,491,158
South State Corp.	297,874	21,536,290
Sterling Bancorp	2,884,110	51,856,298
SVB Financial Group (a)	140,473	54,479,644
Synovus Financial Corp.	1,061,117	34,348,357
TCF Financial Corp.	721,925	26,725,663
Texas Capital Bancshares, Inc. (a)	361,713	21,521,924
Truist Financial Corp.	1,045,429	50,107,412
Trustmark Corp.	217,109	5,929,247
UMB Financial Corp.	180,198	12,431,860
Umpqua Holdings Corp.	1,755,863	26,583,766
United Bankshares, Inc.	554,837	17,976,719
United Community Banks, Inc.	442,553	12,586,207
See accompanying notes to financial statements.
10

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Valley National Bancorp	1,752,689	$ 17,088,718
Webster Financial Corp.	462,703	19,502,931
Western Alliance Bancorp	520,072	31,178,316
Wintrust Financial Corp.	343,986	21,014,105
Zions Bancorp NA	1,179,143	51,221,972
		1,784,881,077
THRIFTS & MORTGAGE FINANCE — 13.0%
Axos Financial, Inc. (a)	263,912	9,904,617
Essent Group, Ltd.	811,553	35,059,090
MGIC Investment Corp.	4,068,428	51,058,771
New York Community Bancorp, Inc.	4,482,482	47,290,185
NMI Holdings, Inc. Class A (a)	779,032	17,645,075
PennyMac Financial Services, Inc.	792,243	51,986,986
Radian Group, Inc.	1,962,578	39,742,205
Rocket Cos., Inc. Class A (a) (b)	2,356,006	47,638,441
Walker & Dunlop, Inc.	165,117	15,194,066
Washington Federal, Inc.	360,002	9,266,451
WSFS Financial Corp.	235,376	10,563,675
		335,349,562
TOTAL COMMON STOCKS (Cost $2,537,027,827)		2,578,099,031
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	2,159,136	2,159,568
State Street Navigator Securities Lending Portfolio II (e) (f)	42,254,769	42,254,769
TOTAL SHORT-TERM INVESTMENTS (Cost $44,414,337)		44,414,337
TOTAL INVESTMENTS — 101.4% (Cost $2,581,442,164)		2,622,513,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(37,278,919)
NET ASSETS — 100.0%		$ 2,585,234,449
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
11

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,578,099,031	$—	$—	$2,578,099,031
Short-Term Investments	44,414,337	—	—	44,414,337
TOTAL INVESTMENTS	$2,622,513,368	$—	$—	$2,622,513,368
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,294,889	$1,295,407	$ 44,970,805	$44,105,421	$(403)	$(820)	2,159,136	$ 2,159,568	$ 1,545
State Street Navigator Securities Lending Portfolio II	812,668	812,668	90,089,587	48,647,486	—	—	42,254,769	42,254,769	348,472
Total		$2,108,075	$135,060,392	$92,752,907	$(403)	$(820)		$44,414,337	$350,017
See accompanying notes to financial statements.
12

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 35.6%
A.O. Smith Corp.	583,764	$ 32,001,942
Allegion PLC	427,123	49,708,575
Carrier Global Corp.	1,428,387	53,878,758
Fortune Brands Home & Security, Inc.	562,404	48,209,271
Johnson Controls International PLC	1,165,302	54,291,420
Lennox International, Inc.	147,912	40,523,451
Masco Corp.	976,636	53,646,615
Owens Corning	523,201	39,637,708
Trane Technologies PLC	379,289	55,057,591
Trex Co., Inc. (a)	422,032	35,332,519
		462,287,850
HOME FURNISHINGS — 7.6%
Leggett & Platt, Inc.	588,188	26,056,728
Mohawk Industries, Inc. (a)	264,825	37,327,084
Tempur Sealy International, Inc. (a)	1,323,686	35,739,522
		99,123,334
HOME IMPROVEMENT RETAIL — 11.7%
Floor & Decor Holdings, Inc. Class A (a)	475,677	44,166,609
Home Depot, Inc.	200,624	53,289,747
Lowe's Cos., Inc.	336,284	53,976,945
		151,433,301
HOMEBUILDING — 30.9%
Cavco Industries, Inc. (a)	32,498	5,701,774
Century Communities, Inc. (a)	191,839	8,398,711
D.R. Horton, Inc.	759,186	52,323,099
Installed Building Products, Inc. (a)	157,549	16,058,970
Lennar Corp. Class A	729,519	55,611,233
LGI Homes, Inc. (a)	162,028	17,150,664
M/I Homes, Inc. (a)	163,566	7,244,338
MDC Holdings, Inc.	315,356	15,326,302
NVR, Inc. (a)	12,706	51,838,701
PulteGroup, Inc.	1,253,345	54,044,236
Skyline Champion Corp. (a)	216,392	6,695,169
Taylor Morrison Home Corp. (a)	660,054	16,930,385
Toll Brothers, Inc.	1,007,584	43,799,677
TopBuild Corp. (a)	176,652	32,518,100
TRI Pointe Group, Inc. (a) (b)	1,012,743	17,469,817
		401,111,176
See accompanying notes to financial statements.
13

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HOMEFURNISHING RETAIL — 8.2%
RH (a) (b)	123,765	$ 55,387,313
Williams-Sonoma, Inc.	505,531	51,483,277
		106,870,590
HOUSEHOLD APPLIANCES — 5.9%
Helen of Troy, Ltd. (a)	113,340	25,183,015
Whirlpool Corp.	288,593	52,088,150
		77,271,165
TOTAL COMMON STOCKS (Cost $1,214,946,000)		1,298,097,416
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	945,074	945,263
State Street Navigator Securities Lending Portfolio II (e) (f)	1,590,995	1,590,995
TOTAL SHORT-TERM INVESTMENTS (Cost $2,536,015)		2,536,258
TOTAL INVESTMENTS — 100.1% (Cost $1,217,482,015)		1,300,633,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,015,286)
NET ASSETS — 100.0%		$ 1,299,618,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
14

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,298,097,416	$—	$—	$1,298,097,416
Short-Term Investments	2,536,258	—	—	2,536,258
TOTAL INVESTMENTS	$1,300,633,674	$—	$—	$1,300,633,674
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	275,022	$275,132	$ 11,751,664	$ 11,081,209	$(286)	$(38)	945,074	$ 945,263	$ 841
State Street Navigator Securities Lending Portfolio II	—	—	28,456,479	26,865,484	—	—	1,590,995	1,590,995	1,114
Total		$275,132	$40,208,143	$37,946,693	$(286)	$(38)		$2,536,258	$1,955
See accompanying notes to financial statements.
15

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 10.7%
Chevron Corp.	986,557	$ 83,314,739
Exxon Mobil Corp.	2,082,469	85,839,372
Occidental Petroleum Corp.	4,366,212	75,579,130
		244,733,241
OIL & GAS EXPLORATION & PRODUCTION — 66.1%
Antero Resources Corp. (a) (b)	6,937,551	37,809,653
Apache Corp.	5,665,258	80,390,011
Bonanza Creek Energy, Inc. (a)	157,768	3,049,655
Cabot Oil & Gas Corp.	5,365,287	87,346,872
Cimarex Energy Co.	1,203,675	45,149,849
CNX Resources Corp. (a)	4,870,002	52,596,022
Concho Resources, Inc.	1,441,570	84,115,609
ConocoPhillips	2,097,751	83,889,062
Continental Resources, Inc. (b)	2,689,552	43,839,698
Devon Energy Corp.	5,644,202	89,234,834
Diamondback Energy, Inc.	1,820,235	88,099,374
EOG Resources, Inc.	1,701,665	84,862,034
EQT Corp.	5,444,772	69,203,052
Hess Corp.	1,610,626	85,024,947
Kosmos Energy, Ltd. (b)	4,282,997	10,065,043
Magnolia Oil & Gas Corp. Class A (a) (b)	1,393,307	9,836,747
Marathon Oil Corp.	12,919,254	86,171,424
Matador Resources Co. (a) (b)	2,091,475	25,223,188
Murphy Oil Corp. (b)	3,618,056	43,778,478
Ovintiv, Inc. (b)	3,533,307	50,738,289
Parsley Energy, Inc. Class A	6,347,226	90,130,609
PDC Energy, Inc. (a)	1,001,804	20,567,036
Pioneer Natural Resources Co.	789,233	89,885,746
Range Resources Corp.	5,956,680	39,909,756
SM Energy Co.	1,872,625	11,460,465
Southwestern Energy Co. (a)	14,785,595	44,061,073
WPX Energy, Inc. (a)	5,766,317	46,995,484
		1,503,434,010
OIL & GAS REFINING & MARKETING — 23.1%
Clean Energy Fuels Corp. (a) (b)	775,570	6,095,980
CVR Energy, Inc. (b)	599,420	8,931,358
Delek US Holdings, Inc.	1,051,899	16,904,017
Green Plains, Inc. (a)	481,991	6,347,821
HollyFrontier Corp.	2,368,178	61,217,401
See accompanying notes to financial statements.
16

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	2,125,624	$ 87,915,809
New Fortress Energy, Inc. (b)	431,395	23,118,458
Par Pacific Holdings, Inc. (a)	290,848	4,066,055
PBF Energy, Inc. Class A (b)	4,808,885	34,143,084
Phillips 66	1,312,221	91,776,737
Renewable Energy Group, Inc. (a) (b)	1,169,803	82,845,448
REX American Resources Corp. (a)	23,342	1,714,937
Valero Energy Corp.	1,545,110	87,406,873
World Fuel Services Corp.	386,652	12,048,076
		524,532,054
TOTAL COMMON STOCKS (Cost $2,873,500,097)		2,272,699,305
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	1,896,644	1,897,024
State Street Navigator Securities Lending Portfolio II (e) (f)	37,291,259	37,291,259
TOTAL SHORT-TERM INVESTMENTS (Cost $39,188,283)		39,188,283
TOTAL INVESTMENTS — 101.6% (Cost $2,912,688,380)		2,311,887,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(37,194,289)
NET ASSETS — 100.0%		$ 2,274,693,299
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	52	03/19/2021	$2,190,929	$2,038,920	$(152,009)
See accompanying notes to financial statements.
17

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

During the period ended December 31, 2020, average notional value related to futures contracts was $5,134,051.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,272,699,305	$—	$—	$2,272,699,305
Short-Term Investments	39,188,283	—	—	39,188,283
TOTAL INVESTMENTS	$ 2,311,887,588	$—	$—	$ 2,311,887,588
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(152,009)	—	—	(152,009)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (152,009)	$—	$—	$ (152,009)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 42,281,646	$ 40,383,073	$(1,549)	$—	1,896,644	$ 1,897,024	$ 1,328
State Street Navigator Securities Lending Portfolio II	36,352,782	36,352,782	320,474,488	319,536,011	—	—	37,291,259	37,291,259	207,246
Total		$36,352,782	$362,756,134	$359,919,084	$(1,549)	$—		$39,188,283	$208,574
See accompanying notes to financial statements.
18

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
DATA PROCESSING & OUTSOURCED SERVICES — 0.0%
BM Technologies, Inc. (a)	21,491	$ 301,734
REGIONAL BANKS — 99.7%
1st Source Corp.	43,660	1,759,498
Allegiance Bancshares, Inc.	33,803	1,153,696
Ameris Bancorp	226,878	8,637,245
Associated Banc-Corp.	1,090,731	18,596,964
Atlantic Union Bankshares Corp.	176,290	5,806,993
Banc of California, Inc.	140,850	2,071,903
BancFirst Corp.	54,533	3,201,087
Bancorp, Inc. (a)	172,039	2,348,332
BancorpSouth Bank	292,675	8,031,002
Bank of Hawaii Corp.	206,189	15,798,201
Bank OZK	599,514	18,746,803
BankUnited, Inc.	526,760	18,320,713
Banner Corp.	118,383	5,515,464
Berkshire Hills Bancorp, Inc.	287,038	4,914,091
BOK Financial Corp.	162,642	11,137,724
Boston Private Financial Holdings, Inc.	527,267	4,455,406
Brookline Bancorp, Inc.	269,277	3,242,095
Bryn Mawr Bank Corp.	51,395	1,572,430
Cadence BanCorp	861,187	14,140,691
Camden National Corp.	30,282	1,083,490
Cathay General Bancorp	259,138	8,341,652
Central Pacific Financial Corp.	113,510	2,157,825
CIT Group, Inc.	902,726	32,407,863
Citizens Financial Group, Inc.	1,985,002	70,983,672
City Holding Co.	44,784	3,114,727
Columbia Banking System, Inc.	213,554	7,666,589
Comerica, Inc.	1,196,854	66,856,264
Commerce Bancshares, Inc.	319,750	21,007,575
Community Bank System, Inc.	178,921	11,148,567
ConnectOne Bancorp, Inc.	82,487	1,632,418
Cullen/Frost Bankers, Inc.	266,449	23,242,346
Customers Bancorp, Inc. (a)	90,017	1,636,509
CVB Financial Corp.	327,282	6,381,999
Dime Community Bancshares, Inc.	84,837	1,337,879
Eagle Bancorp, Inc.	86,803	3,584,964
East West Bancorp, Inc.	594,151	30,129,397
Enterprise Financial Services Corp.	78,956	2,759,512
FB Financial Corp.	116,590	4,049,171
See accompanying notes to financial statements.
19

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	2,568,022	$ 70,800,367
First BanCorp	947,800	8,738,716
First BanCorp.	88,837	3,005,356
First Busey Corp.	110,020	2,370,931
First Citizens BancShares, Inc. Class A	21,523	12,360,013
First Commonwealth Financial Corp.	421,816	4,614,667
First Financial Bancorp	309,073	5,418,050
First Financial Bankshares, Inc.	291,923	10,560,315
First Foundation, Inc.	108,464	2,169,280
First Hawaiian, Inc.	796,980	18,792,788
First Horizon National Corp.	4,200,006	53,592,077
First Interstate BancSystem, Inc. Class A	185,527	7,563,936
First Merchants Corp.	138,820	5,193,256
First Midwest Bancorp, Inc.	424,370	6,755,970
First Republic Bank	541,637	79,582,724
FNB Corp.	1,921,610	18,255,295
Fulton Financial Corp.	726,994	9,247,364
Glacier Bancorp, Inc.	254,822	11,724,360
Great Western Bancorp, Inc.	208,121	4,349,729
Hancock Whitney Corp.	296,594	10,090,128
HarborOne Bancorp, Inc. (a)	159,059	1,727,381
Heartland Financial USA, Inc.	80,781	3,261,129
Heritage Commerce Corp.	125,425	1,112,520
Heritage Financial Corp.	107,030	2,503,432
Hilltop Holdings, Inc.	390,372	10,739,134
Home BancShares, Inc.	477,336	9,298,505
Hope Bancorp, Inc.	590,212	6,439,213
Huntington Bancshares, Inc.	5,429,932	68,580,041
Independent Bank Corp.	110,264	8,053,683
Independent Bank Corp.	62,624	1,156,665
Independent Bank Group, Inc.	161,857	10,119,300
International Bancshares Corp.	135,442	5,070,948
Investors Bancorp, Inc.	1,028,189	10,857,676
KeyCorp.	4,432,429	72,736,160
Lakeland Bancorp, Inc.	114,646	1,456,004
Lakeland Financial Corp.	77,786	4,167,774
Live Oak Bancshares, Inc.	217,888	10,340,964
M&T Bank Corp.	557,929	71,024,362
National Bank Holdings Corp. Class A	90,607	2,968,285
NBT Bancorp, Inc.	103,622	3,326,266
Nicolet Bankshares, Inc. (a)	25,282	1,677,461
OceanFirst Financial Corp.	168,515	3,139,434
See accompanying notes to financial statements.
20

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
OFG Bancorp	146,439	$ 2,714,979
Old National Bancorp	515,738	8,540,621
Pacific Premier Bancorp, Inc.	315,072	9,871,206
PacWest Bancorp	845,284	21,470,214
Park National Corp. (b)	49,174	5,163,762
People's United Financial, Inc.	3,217,565	41,603,115
Pinnacle Financial Partners, Inc.	311,151	20,038,124
PNC Financial Services Group, Inc.	488,746	72,823,154
Popular, Inc.	366,396	20,635,423
Preferred Bank	42,162	2,127,916
Prosperity Bancshares, Inc.	326,486	22,645,069
QCR Holdings, Inc.	29,365	1,162,560
Regions Financial Corp.	4,518,023	72,830,531
Renasant Corp.	289,798	9,760,397
S&T Bancorp, Inc.	120,588	2,995,406
Sandy Spring Bancorp, Inc.	111,666	3,594,529
Seacoast Banking Corp. of Florida (a)	143,196	4,217,122
ServisFirst Bancshares, Inc.	120,232	4,844,147
Signature Bank	367,758	49,753,980
Silvergate Capital Corp. Class A (a)	98,040	7,285,352
Simmons First National Corp. Class A	337,187	7,279,867
South State Corp.	228,466	16,518,092
Southside Bancshares, Inc.	75,617	2,346,396
Sterling Bancorp	2,230,647	40,107,033
SVB Financial Group (a)	200,664	77,823,519
Synovus Financial Corp.	812,315	26,294,637
TCF Financial Corp.	552,549	20,455,364
Texas Capital Bancshares, Inc. (a)	277,379	16,504,050
Tompkins Financial Corp.	35,593	2,512,866
TriCo Bancshares	54,975	1,939,518
TriState Capital Holdings, Inc. (a)	83,765	1,457,511
Triumph Bancorp, Inc. (a)	118,555	5,755,845
Truist Financial Corp.	1,493,498	71,583,359
Trustmark Corp.	166,493	4,546,924
UMB Financial Corp.	138,214	9,535,384
Umpqua Holdings Corp.	1,343,734	20,344,133
United Bankshares, Inc.	425,466	13,785,098
United Community Banks, Inc.	339,346	9,651,000
Univest Financial Corp.	62,896	1,294,400
Valley National Bancorp	1,344,117	13,105,141
Veritex Holdings, Inc.	194,955	5,002,545
Washington Trust Bancorp, Inc.	46,015	2,061,472
See accompanying notes to financial statements.
21

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Webster Financial Corp.	354,869	$ 14,957,728
WesBanco, Inc.	153,159	4,588,644
Westamerica Bancorporation	97,796	5,407,141
Western Alliance Bancorp	398,066	23,864,057
Wintrust Financial Corp.	263,734	16,111,510
Zions Bancorp NA	1,296,563	56,322,697
		1,979,147,954
TOTAL COMMON STOCKS (Cost $2,028,670,586)		1,979,449,688
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	748,317	748,466
State Street Navigator Securities Lending Portfolio II (e) (f)	793,650	793,650
TOTAL SHORT-TERM INVESTMENTS (Cost $1,542,116)		1,542,116
TOTAL INVESTMENTS — 99.8% (Cost $2,030,212,702)		1,980,991,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,825,512
NET ASSETS — 100.0%		$ 1,984,817,316
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,979,449,688	$—	$—	$1,979,449,688
Short-Term Investments	1,542,116	—	—	1,542,116
TOTAL INVESTMENTS	$1,980,991,804	$—	$—	$1,980,991,804
See accompanying notes to financial statements.
22

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	503,321	$503,523	$41,964,556	$41,718,442	$(1,171)	$—	748,317	$ 748,466	$1,412
State Street Navigator Securities Lending Portfolio II	—	—	14,886,902	14,093,252	—	—	793,650	793,650	3,171
Total		$503,523	$56,851,458	$ 55,811,694	$(1,171)	$—		$1,542,116	$4,583
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,267,036,402	$2,578,099,031
Investments in affiliated issuers, at value	33,804,700	44,414,337
Total Investments	1,300,841,102	2,622,513,368
Receivable for fund shares sold	—	45,686,837
Dividends receivable — unaffiliated issuers	102,781	5,351,408
Dividends receivable — affiliated issuers	84	403
Securities lending income receivable — unaffiliated issuers	27,990	30,438
Securities lending income receivable — affiliated issuers	90,849	300,781
TOTAL ASSETS	1,301,062,806	2,673,883,235
LIABILITIES
Payable upon return of securities loaned	33,056,731	42,254,769
Payable for investments purchased	—	45,674,194
Advisory fee payable	377,561	718,053
Trustees’ fees and expenses payable	2,879	1,770
TOTAL LIABILITIES	33,437,171	88,648,786
NET ASSETS	$1,267,625,635	$2,585,234,449
NET ASSETS CONSIST OF:
Paid-in Capital	$1,432,409,039	$3,357,891,290
Total distributable earnings (loss)	(164,783,404)	(772,656,841)
NET ASSETS	$1,267,625,635	$2,585,234,449
NET ASSET VALUE PER SHARE
Net asset value per share	$ 114.72	$ 41.80
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,050,000	61,852,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,288,246,437	$2,537,027,827
Investments in affiliated issuers	33,804,544	44,414,337
Total cost of investments	$1,322,050,981	$2,581,442,164
* Includes investments in securities on loan, at value	$ 36,689,021	$ 42,110,314
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,298,097,416	$ 2,272,699,305	$ 1,979,449,688
Investments in affiliated issuers, at value	2,536,258	39,188,283	1,542,116
Total Investments	1,300,633,674	2,311,887,588	1,980,991,804
Net cash at broker	—	368,680	—
Cash	247,849	—	242,054
Receivable for fund shares sold	14,534,514	106	1,501
Dividends receivable — unaffiliated issuers	973,233	523,725	5,204,263
Dividends receivable — affiliated issuers	180	808	208
Securities lending income receivable — unaffiliated issuers	1,311	14,869	263
Securities lending income receivable — affiliated issuers	243	9,523	119
TOTAL ASSETS	1,316,391,004	2,312,805,299	1,986,440,212
LIABILITIES
Payable upon return of securities loaned	1,590,995	37,291,259	793,650
Payable for investments purchased	14,777,630	—	268,638
Payable to broker – accumulated variation margin on open futures contracts	—	151,840	—
Advisory fee payable	403,991	667,555	557,806
Trustees’ fees and expenses payable	—	1,346	2,802
TOTAL LIABILITIES	16,772,616	38,112,000	1,622,896
NET ASSETS	$1,299,618,388	$ 2,274,693,299	$ 1,984,817,316
NET ASSETS CONSIST OF:
Paid-in Capital	$1,915,033,382	$ 7,238,824,012	$ 3,149,455,497
Total distributable earnings (loss)	(615,414,994)	(4,964,130,713)	(1,164,638,181)
NET ASSETS	$1,299,618,388	$ 2,274,693,299	$ 1,984,817,316
NET ASSET VALUE PER SHARE
Net asset value per share	$ 57.63	$ 58.48	$ 51.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,550,016	38,900,000	38,202,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,214,946,000	$ 2,873,500,097	$ 2,028,670,586
Investments in affiliated issuers	2,536,015	39,188,283	1,542,116
Total cost of investments	$1,217,482,015	$ 2,912,688,380	$ 2,030,212,702
* Includes investments in securities on loan, at value	$ 22,359,289	$ 124,635,839	$ 2,608,974
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,062,060	$ 29,136,154
Dividend income — affiliated issuers	41,170	1,545
Unaffiliated securities lending income	100,660	36,004
Affiliated securities lending income	933,798	348,472
Foreign taxes withheld	—	(57,604)
TOTAL INVESTMENT INCOME (LOSS)	5,137,688	29,464,571
EXPENSES
Advisory fee	2,108,633	2,819,272
Trustees’ fees and expenses	13,189	11,434
TOTAL EXPENSES	2,121,822	2,830,706
NET INVESTMENT INCOME (LOSS)	$ 3,015,866	$ 26,633,865
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(45,136,180)	(172,236,240)
Investments — affiliated issuers	8,523,830	(403)
In-kind redemptions — unaffiliated issuers	25,651,837	87,440,360
In-kind redemptions — affiliated issuers	13,254,315	—
Net realized gain (loss)	2,293,802	(84,796,283)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	306,173,512	593,398,267
Investment — affiliated issuers	(9,353,796)	(820)
Net change in unrealized appreciation/depreciation	296,819,716	593,397,447
NET REALIZED AND UNREALIZED GAIN (LOSS)	299,113,518	508,601,164
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$302,129,384	$ 535,235,029
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 7,043,021	$ 31,472,244	$ 26,508,805
Dividend income — affiliated issuers	841	1,328	1,412
Unaffiliated securities lending income	3,682	82,321	3,524
Affiliated securities lending income	1,114	207,246	3,171
Foreign taxes withheld	—	—	(55,711)
TOTAL INVESTMENT INCOME (LOSS)	7,048,658	31,763,139	26,461,201
EXPENSES
Advisory fee	2,230,683	3,613,077	2,407,064
Trustees’ fees and expenses	7,102	17,782	11,379
TOTAL EXPENSES	2,237,785	3,630,859	2,418,443
NET INVESTMENT INCOME (LOSS)	$ 4,810,873	$ 28,132,280	$ 24,042,758
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,914,522)	(582,787,562)	(218,028,481)
Investments — affiliated issuers	(286)	(1,549)	(1,171)
In-kind redemptions — unaffiliated issuers	166,148,973	189,040,602	136,244,271
Futures contracts	—	256,446	—
Net realized gain (loss)	137,234,165	(393,492,063)	(81,785,381)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	151,908,889	626,608,027	502,638,079
Investment — affiliated issuers	(38)	—	—
Futures contracts	—	(152,009)	—
Net change in unrealized appreciation/depreciation	151,908,851	626,456,018	502,638,079
NET REALIZED AND UNREALIZED GAIN (LOSS)	289,143,016	232,963,955	420,852,698
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$293,953,889	$ 261,096,235	$ 444,895,456
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,015,866	$ 16,997,983
Net realized gain (loss)	2,293,802	4,295,068
Net change in unrealized appreciation/depreciation	296,819,716	(412,580,145)
Net increase (decrease) in net assets resulting from operations	302,129,384	(391,287,094)
Net equalization credits and charges	(148,886)	65,498
Distributions to shareholders	(2,289,722)	(17,565,232)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	160,046,492	2,059,102,487
Cost of shares redeemed	(561,103,572)	(1,831,149,533)
Net income equalization	148,886	(65,498)
Net increase (decrease) in net assets from beneficial interest transactions	(400,908,194)	227,887,456
Net increase (decrease) in net assets during the period	(101,217,418)	(180,899,372)
Net assets at beginning of period	1,368,843,053	1,549,742,425
NET ASSETS AT END OF PERIOD	$1,267,625,635	$ 1,368,843,053
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,450,000	19,325,000
Shares redeemed	(6,025,000)	(18,600,000)
Net increase (decrease) from share transactions	(4,575,000)	725,000
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 26,633,865	$ 41,784,384
Net realized gain (loss)	(84,796,283)	(63,023,092)
Net change in unrealized appreciation/depreciation	593,397,447	(360,882,922)
Net increase (decrease) in net assets resulting from operations	535,235,029	(382,121,630)
Net equalization credits and charges	1,712,254	904,802
Distributions to shareholders	(28,953,299)	(40,693,734)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,803,258,515	1,901,996,467
Cost of shares redeemed	(1,031,313,063)	(1,914,580,796)
Net income equalization	(1,712,254)	(904,802)
Net increase (decrease) in net assets from beneficial interest transactions	770,233,198	(13,489,131)
Net increase (decrease) in net assets during the period	1,278,227,182	(435,399,693)
Net assets at beginning of period	1,307,007,267	1,742,406,960
NET ASSETS AT END OF PERIOD	$ 2,585,234,449	$ 1,307,007,267
SHARES OF BENEFICIAL INTEREST:
Shares sold	49,800,000	51,150,000
Shares redeemed	(29,350,000)	(49,850,000)
Net increase (decrease) from share transactions	20,450,000	1,300,000
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,810,873	$ 7,165,661
Net realized gain (loss)	137,234,165	(26,926,774)
Net change in unrealized appreciation/depreciation	151,908,851	978,366
Net increase (decrease) in net assets resulting from operations	293,953,889	(18,782,747)
Net equalization credits and charges	68,691	422,377
Distributions to shareholders	(4,994,828)	(7,660,770)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,148,239,284	1,993,360,347
Cost of shares redeemed	(936,873,990)	(1,826,261,849)
Net income equalization	(68,691)	(422,377)
Net increase (decrease) in net assets from beneficial interest transactions	211,296,603	166,676,121
Net increase (decrease) in net assets during the period	500,324,355	140,654,981
Net assets at beginning of period	799,294,033	658,639,052
NET ASSETS AT END OF PERIOD	$1,299,618,388	$ 799,294,033
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,350,000	48,300,000
Shares redeemed	(17,000,000)	(45,900,000)
Net increase (decrease) from share transactions	4,350,000	2,400,000
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 28,132,280	$ 43,443,515
Net realized gain (loss)	(393,492,063)	(1,250,961,737)
Net change in unrealized appreciation/depreciation	626,456,018	(240,772,175)
Net increase (decrease) in net assets resulting from operations	261,096,235	(1,448,290,397)
Net equalization credits and charges	(787,511)	729,504
Distributions to shareholders	(27,243,693)	(43,739,102)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,190,943,516	11,343,048,664
Cost of shares redeemed	(3,218,029,357)	(9,667,369,819)
Net income equalization	787,511	(729,504)
Net increase (decrease) in net assets from beneficial interest transactions	(26,298,330)	1,674,949,341
Net increase (decrease) in net assets during the period	206,766,701	183,649,346
Net assets at beginning of period	2,067,926,598	1,884,277,252
NET ASSETS AT END OF PERIOD	$ 2,274,693,299	$ 2,067,926,598
SHARES OF BENEFICIAL INTEREST:(a)
Shares sold	60,650,000	172,525,000
Shares redeemed	(61,350,000)	(150,225,000)
Net increase (decrease) from share transactions	(700,000)	22,300,000
(a) After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 11
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,042,758	$ 46,184,758
Net realized gain (loss)	(81,785,381)	(429,705,862)
Net change in unrealized appreciation/depreciation	502,638,079	(168,102,291)
Net increase (decrease) in net assets resulting from operations	444,895,456	(551,623,395)
Net equalization credits and charges	1,076,484	3,727,103
Distributions to shareholders	(25,805,475)	(50,338,716)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,774,069,470	10,427,562,125
Cost of shares redeemed	(3,416,446,217)	(10,855,095,111)
Net income equalization	(1,076,484)	(3,727,103)
Net increase (decrease) in net assets from beneficial interest transactions	356,546,769	(431,260,089)
Net increase (decrease) in net assets during the period	776,713,234	(1,029,495,097)
Net assets at beginning of period	1,208,104,082	2,237,599,179
NET ASSETS AT END OF PERIOD	$ 1,984,817,316	$ 1,208,104,082
SHARES OF BENEFICIAL INTEREST:
Shares sold	88,850,000	225,000,000
Shares redeemed	(82,100,000)	(235,350,000)
Net increase (decrease) from share transactions	6,750,000	(10,350,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 87.61	$ 104.01	$ 87.07	$ 70.38	$ 55.85	$ 57.12
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	1.01	0.54	0.57	0.61	0.41
Net realized and unrealized gain (loss) (c)	27.08	(16.37)	17.39	16.70	14.41	(0.54)
Total from investment operations	27.32	(15.36)	17.93	17.27	15.02	(0.13)
Net equalization credits and charges (b)	(0.01)	0.00(d)	0.03	0.04	0.21	0.00(d)
Voluntary contribution from Custodian	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.20)	(1.04)	(1.02)	(0.62)	(0.70)	(0.42)
Net realized gains	—	—	—	—	—	(0.72)
Total distributions	(0.20)	(1.04)	(1.02)	(0.62)	(0.70)	(1.14)
Net asset value, end of period	$ 114.72	$ 87.61	$ 104.01	$ 87.07	$ 70.38	$ 55.85
Total return (e)	31.21%	(14.83)%	20.75%	24.64%	27.40%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,267,626	$1,368,843	$1,549,742	$1,279,944	$651,016	$181,497
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.50%(f)	1.01%	0.58%	0.68%	0.94%	0.78%
Portfolio turnover rate (g)	14%(h)	28%	22%	32%	36%	30%
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 31.57	$ 43.45	$ 47.19	$ 43.58	$ 30.51	$ 36.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.09	0.90	0.72	0.59	0.58
Net realized and unrealized gain (loss) (b)	10.19	(11.95)	(3.62)	3.60	13.05(c)	(5.73)
Total from investment operations	10.77	(10.86)	(2.72)	4.32	13.64	(5.15)
Net equalization credits and charges (a)	0.04	0.02	(0.03)	0.00(d)	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.58)	(1.04)	(0.99)	(0.71)	(0.59)	(0.59)
Net asset value, end of period	$ 41.80	$ 31.57	$ 43.45	$ 47.19	$ 43.58	$ 30.51
Total return (e)	34.68%	(25.32)%	(5.72)%	9.91%	44.97%(c)	(14.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,585,234	$1,307,007	$1,742,407	$3,633,782	$3,270,400	$2,041,171
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.31%(f)	2.74%	2.02%	1.54%	1.50%	1.76%
Portfolio turnover rate (g)	21%(h)	30%	24%	29%	35%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 43.92	$ 41.69	$ 39.56	$ 38.53	$ 33.56	$ 36.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.43	0.41	0.35	0.27	0.20
Net realized and unrealized gain (loss) (b)	13.72	2.20	2.17	1.03	4.97	(3.04)
Total from investment operations	13.92	2.63	2.58	1.38	5.24	(2.84)
Net equalization credits and charges (a)	0.00(c)	0.03	(0.03)	(0.00)(c)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.21)	(0.43)	(0.42)	(0.35)	(0.27)	(0.20)
Net asset value, end of period	$ 57.63	$ 43.92	$ 41.69	$ 39.56	$ 38.53	$ 33.56
Total return (d)	31.72%	6.49%	6.59%	3.55%	15.65%	(7.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,299,618	$799,294	$658,639	$828,757	$1,051,857	$1,240,151
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.75%(e)	1.01%	1.09%	0.86%	0.76%	0.57%
Portfolio turnover rate (f)	14%(g)	27%	32%	35%	26%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 52.22	$ 108.92	$ 172.16	$ 127.60	$ 139.16	$ 186.92
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	1.46	1.12	1.08	1.20	1.76
Net realized and unrealized gain (loss) (c)	6.27	(56.76)	(63.20)	44.56	(11.64)	(47.64)
Total from investment operations	6.96	(55.30)	(62.08)	45.64	(10.44)	(45.88)
Net equalization credits and charges (b)	(0.02)	0.02	0.00(d)	0.00(d)	0.08	0.08
Distributions to shareholders from:
Net investment income	(0.68)	(1.42)	(1.16)	(1.08)	(1.20)	(1.96)
Net asset value, end of period	$ 58.48	$ 52.22	$ 108.92	$ 172.16	$ 127.60	$ 139.16
Total return (e)	13.54%	(50.86)%	(36.12)%	35.90%	(7.53)%	(24.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,274,693	$2,067,927	$1,884,277	$3,107,237	$2,319,165	$1,943,140
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.73%(f)	2.13%	0.81%	0.76%	0.81%	1.34%
Portfolio turnover rate (g)	26%(h)	41%	37%	36%	34%	44%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 38.41	$ 53.53	$ 60.96	$ 54.97	$ 38.45	$ 44.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.37	1.15	0.93	0.78	0.77
Net realized and unrealized gain (loss) (b)	13.53	(15.21)	(7.32)	5.91	16.48	(5.70)
Total from investment operations	14.27	(13.84)	(6.17)	6.84	17.26	(4.93)
Net equalization credits and charges (a)	0.03	0.11	(0.06)	0.05	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.75)	(1.39)	(1.20)	(0.90)	(0.78)	(0.79)
Net asset value, end of period	$ 51.96	$ 38.41	$ 53.53	$ 60.96	$ 54.97	$ 38.45
Total return (c)	37.72%	(25.96)%	(10.15)%	12.56%	45.19%	(11.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,984,817	$1,208,104	$2,237,599	$5,404,393	$3,850,902	$1,615,033
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.50%(d)	2.79%	2.03%	1.56%	1.54%	1.89%
Portfolio turnover rate (e)	26%(f)	35%	27%	33%	52%	86%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available,
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2020 :
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$151,840	$—	$151,840
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$256,446	$—	$256,446

43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	$—	$—	$—	$(152,009)	$—	$(152,009)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$161,677,100	$163,448,518
SPDR S&P Bank ETF	334,037,699	338,947,843
SPDR S&P Homebuilders ETF	178,146,777	176,307,163
SPDR S&P Oil & Gas Exploration & Production ETF	529,669,058	530,614,296
SPDR S&P Regional Banking ETF	351,236,462	354,457,289
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 154,388,637	$ 552,605,316	$ 38,906,152
SPDR S&P Bank ETF	1,615,645,915	843,352,862	87,440,360
SPDR S&P Homebuilders ETF	967,405,675	758,771,943	166,148,973
SPDR S&P Oil & Gas Exploration & Production ETF	2,367,259,663	2,393,828,495	189,040,602
SPDR S&P Regional Banking ETF	2,749,991,121	2,392,146,007	136,244,271
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,323,085,006	$123,637,023	$145,880,927	$ (22,243,904)
SPDR S&P Bank ETF	2,592,656,960	104,090,309	74,233,901	29,856,408
SPDR S&P Homebuilders ETF	1,217,517,183	93,089,677	9,973,186	83,116,491
SPDR S&P Oil & Gas Exploration & Production ETF	2,933,496,030	12,479,811	634,240,262	(621,760,451)
SPDR S&P Regional Banking ETF	2,038,925,047	53,238,101	111,171,344	(57,933,243)
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 36,689,021	$ 33,056,731	$ 4,830,836	$ 37,887,567
SPDR S&P Bank ETF	42,110,314	42,254,769	3,041,933	45,296,702
SPDR S&P Homebuilders ETF	22,359,289	1,590,995	21,371,661	22,962,656
SPDR S&P Oil & Gas Exploration & Production ETF	124,635,839	37,291,259	94,184,120	131,475,379
SPDR S&P Regional Banking ETF	2,608,974	793,650	1,870,976	2,664,626
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$33,056,731	$—	$—	$—	$33,056,731	$33,056,731
SPDR S&P Bank ETF	Common Stocks	42,254,769	—	—	—	42,254,769	42,254,769
SPDR S&P Homebuilders ETF	Common Stocks	1,590,995	—	—	—	1,590,995	1,590,995
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	37,291,259	—	—	—	37,291,259	37,291,259
SPDR S&P Regional Banking ETF	Common Stocks	793,650	—	—	—	793,650	793,650
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Stock Split
The Board authorized a 1-for-4 reverse stock split for the SPDR S&P Oil & Gas Exploration & Production ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV of shares outstanding by a factor of four, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
51

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,312.10	$1,346.80	$1,317.20
Expenses Paid During Period(a)	2.04	2.07	2.04
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79	1.79
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$1,135.40	$1,377.20
Expenses Paid During Period(a)	1.88	2.10
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40
Expenses Paid During Period(a)	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
54

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
55

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPINSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
ReneSola, Ltd. ADR	5.1%
Daqo New Energy Corp. ADR	3.6
Enphase Energy, Inc.	3.5
FuelCell Energy, Inc.	3.5
Canadian Solar, Inc.	3.5
TPI Composites, Inc.	3.3
Plug Power, Inc.	3.3
SunPower Corp.	3.2
Sunrun, Inc.	3.1
Ormat Technologies, Inc.	3.1
TOTAL	35.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Utilities	32.7%
Industrials	32.2
Information Technology	27.2
Consumer Discretionary	3.0
Energy	2.4
Materials	1.7
Communication Services	0.5
Short-Term Investments	17.5
Liabilities in Excess of Other Assets	(17.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Aerojet Rocketdyne Holdings, Inc.	5.6%
Maxar Technologies, Inc.	5.3
CACI International, Inc. Class A	4.6
HEICO Corp.	4.5
L3Harris Technologies, Inc.	4.5
Northrop Grumman Corp.	4.5
Honeywell International, Inc.	4.5
Teledyne Technologies, Inc.	4.4
Lockheed Martin Corp.	4.4
Raytheon Technologies Corp.	4.4
TOTAL	46.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	79.7%
Information Technology	14.1
Materials	3.1
Energy	3.0
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
FireEye, Inc.	2.6%
CyberArk Software, Ltd.	2.3
Tenable Holdings, Inc.	2.2
Qualys, Inc.	2.0
Varonis Systems, Inc.	2.0
Crowdstrike Holdings, Inc. Class A	2.0
Aerojet Rocketdyne Holdings, Inc.	1.9
Rapid7, Inc.	1.9
Mimecast, Ltd.	1.9
Proofpoint, Inc.	1.9
TOTAL	20.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	59.9%
Industrials	37.3
Health Care	2.7
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Blink Charging Co.	4.2%
Alarm.com Holdings, Inc.	3.6
Bloom Energy Corp. Class A	3.1
Atlantica Sustainable Infrastructure PLC	3.1
Resideo Technologies, Inc.	3.0
Itron, Inc.	3.0
Evoqua Water Technologies Corp.	3.0
Badger Meter, Inc.	2.9
Silicon Laboratories, Inc.	2.8
ABB, Ltd. ADR	2.8
TOTAL	31.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	47.7%
Information Technology	25.4
Consumer Discretionary	10.7
Communication Services	5.7
Energy	5.2
Utilities	5.2
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(10.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Vuzix Corp.	2.4%
Blink Charging Co.	1.6
Tesla, Inc.	1.5
Nano Dimension, Ltd. ADR	1.3
Ambarella, Inc.	1.2
Riot Blockchain, Inc.	1.2
General Motors Co.	1.0
ReneSola, Ltd. ADR	1.0
STMicroelectronics NV ADR	1.0
Visteon Corp.	0.9
TOTAL	13.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	33.4%
Industrials	21.1
Consumer Discretionary	17.3
Health Care	9.9
Communication Services	9.2
Financials	3.6
Utilities	3.0
Materials	1.6
Energy	0.8
Short-Term Investments	9.4
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
AgEagle Aerial Systems, Inc.	3.3%
Blink Charging Co.	3.1
Plug Power, Inc.	2.5
Ballard Power Systems, Inc.	2.3
Tesla, Inc.	2.3
NIO, Inc. ADR	2.2
Baidu, Inc. ADR	2.1
Ambarella, Inc.	2.1
Trimble, Inc.	2.1
Aptiv PLC	2.0
TOTAL	24.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Consumer Discretionary	39.5%
Industrials	26.8
Information Technology	26.4
Communication Services	5.0
Materials	1.7
Financials	0.6
Short-Term Investments	18.7
Liabilities in Excess of Other Assets	(18.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 3.0%
Tesla, Inc. (a) (b)	9,281	$ 6,549,323
CHEMICALS — 1.7%
Huntsman Corp.	145,711	3,663,174
CONSTRUCTION & ENGINEERING — 4.4%
Arcosa, Inc.	102,036	5,604,838
Valmont Industries, Inc.	22,539	3,942,747
		9,547,585
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	28,989	1,210,581
ELECTRIC UTILITIES — 12.0%
ALLETE, Inc.	94,396	5,846,888
Avangrid, Inc.	122,063	5,547,763
Cia Paranaense de Energia ADR (b)	272,809	3,901,169
Enel Americas SA ADR (b)	548,849	4,511,539
Enel Chile SA ADR (b)	140,489	546,502
NextEra Energy, Inc.	76,158	5,875,590
		26,229,451
ELECTRICAL EQUIPMENT — 19.7%
ABB, Ltd. ADR (b)	142,355	3,980,246
American Superconductor Corp. (a)	153,115	3,585,953
Ballard Power Systems, Inc. (a) (b)	285,106	6,671,480
FuelCell Energy, Inc. (a) (b)	688,431	7,689,774
Plug Power, Inc. (a) (b)	209,826	7,115,200
Sunrun, Inc. (a)	98,227	6,814,989
TPI Composites, Inc. (a)	135,393	7,146,043
		43,003,685
GAS UTILITIES — 2.7%
New Jersey Resources Corp.	168,753	5,999,169
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.1%
AES Corp.	269,101	6,323,873
Atlantica Sustainable Infrastructure PLC	168,953	6,416,835
Azure Power Global, Ltd. (a) (b)	63,996	2,609,117
Ormat Technologies, Inc. (b)	74,443	6,720,714
See accompanying notes to financial statements.
7

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Sunnova Energy International, Inc. (a)	145,815	$ 6,580,631
		28,651,170
INDUSTRIAL CONGLOMERATES — 2.4%
General Electric Co.	492,632	5,320,426
MACHINERY — 0.5%
Hyster-Yale Materials Handling, Inc.	18,607	1,108,047
MULTI-UTILITIES — 4.8%
Algonquin Power & Utilities Corp. (b)	308,752	5,082,058
Consolidated Edison, Inc.	75,585	5,462,528
		10,544,586
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	167,243	5,350,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 32.3%
Applied Materials, Inc.	43,648	3,766,822
Canadian Solar, Inc. (a) (b)	149,498	7,660,278
Daqo New Energy Corp. ADR (a) (b)	136,775	7,845,414
Enphase Energy, Inc. (a)	44,086	7,735,771
First Solar, Inc. (a)	65,071	6,436,823
JinkoSolar Holding Co., Ltd. ADR (a) (b)	96,972	5,999,658
Maxeon Solar Technologies, Ltd. (a) (b)	221,944	6,296,551
ReneSola, Ltd. ADR (a) (b)	975,902	11,154,560
SolarEdge Technologies, Inc. (a)	20,650	6,589,828
SunPower Corp. (a) (b)	269,480	6,909,468
		70,395,173
TOTAL COMMON STOCKS (Cost $179,265,725)		217,572,473
SHORT-TERM INVESTMENTS — 17.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	329,394	329,460
State Street Navigator Securities Lending Portfolio II (e) (f)	37,789,079	37,789,079
TOTAL SHORT-TERM INVESTMENTS (Cost $38,118,539)		38,118,539
TOTAL INVESTMENTS — 117.2% (Cost $217,384,264)		255,691,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%		(37,584,357)
NET ASSETS — 100.0%		$ 218,106,655

See accompanying notes to financial statements.
8

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$217,572,473	$—	$—	$217,572,473
Short-Term Investments	38,118,539	—	—	38,118,539
TOTAL INVESTMENTS	$255,691,012	$—	$—	$255,691,012
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,535	$ 43,553	$ 2,849,712	$ 2,563,787	$(14)	$ (4)	329,394	$ 329,460	$ 60
State Street Navigator Securities Lending Portfolio II	5,160,065	5,160,065	102,020,088	69,391,074	—	—	37,789,079	37,789,079	45,824
Total		$5,203,618	$104,869,800	$71,954,861	$(14)	$ (4)		$ 38,118,539	$45,884
See accompanying notes to financial statements.
9

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 65.8%
Aerojet Rocketdyne Holdings, Inc. (a)	13,221	$ 698,730
Boeing Co.	2,391	511,817
BWX Technologies, Inc.	6,378	384,466
Ducommun, Inc. (a)	1,216	65,299
Elbit Systems, Ltd.	1,059	138,517
General Dynamics Corp.	2,508	373,241
HEICO Corp.	4,240	561,376
Hexcel Corp.	10,346	501,678
L3Harris Technologies, Inc.	2,946	556,853
Lockheed Martin Corp.	1,535	544,894
Maxar Technologies, Inc.	17,189	663,324
Mercury Systems, Inc. (a)	4,805	423,128
Moog, Inc. Class A	3,554	281,832
Northrop Grumman Corp.	1,827	556,723
Raytheon Technologies Corp.	7,545	539,543
Teledyne Technologies, Inc. (a)	1,406	551,124
TransDigm Group, Inc. (a)	649	401,634
Virgin Galactic Holdings, Inc. (a) (b)	17,266	409,722
		8,163,901
CONSTRUCTION & ENGINEERING — 3.1%
Jacobs Engineering Group, Inc.	3,535	385,174
CONTAINERS & PACKAGING — 3.1%
Ball Corp.	4,141	385,858
ELECTRICAL EQUIPMENT — 3.2%
AMETEK, Inc.	3,255	393,660
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Amphenol Corp. Class A	2,903	379,625
TTM Technologies, Inc. (a)	28,981	399,793
		779,418
ENERGY EQUIPMENT & SERVICES — 3.0%
TechnipFMC PLC	39,660	372,804
INDUSTRIAL CONGLOMERATES — 4.5%
Honeywell International, Inc.	2,614	555,998
See accompanying notes to financial statements.
10

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 4.5%
CACI International, Inc. Class A (a)	2,273	$ 566,727
MACHINERY — 3.2%
ESCO Technologies, Inc.	2,688	277,455
Standex International Corp.	1,497	116,048
		393,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	2,735	404,041
TOTAL COMMON STOCKS (Cost $11,274,648)		12,401,084
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	8,649	8,651
State Street Navigator Securities Lending Portfolio II (e) (f)	11,907	11,907
TOTAL SHORT-TERM INVESTMENTS (Cost $20,558)		20,558
TOTAL INVESTMENTS — 100.1% (Cost $11,295,206)		12,421,642
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(13,222)
NET ASSETS — 100.0%		$ 12,408,420
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
11

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,401,084	$—	$—	$12,401,084
Short-Term Investments	20,558	—	—	20,558
TOTAL INVESTMENTS	$12,421,642	$—	$—	$12,421,642
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,771	$ 15,777	$ 68,313	$ 75,434	$ (5)	$—	8,649	$ 8,651	$ 12
State Street Navigator Securities Lending Portfolio II	783,657	783,657	1,473,602	2,245,352	—	—	11,907	11,907	4,154
Total		$799,434	$1,541,915	$2,320,786	$ (5)	$—		$20,558	$4,166
See accompanying notes to financial statements.
12

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 33.0%
Aerojet Rocketdyne Holdings, Inc. (a)	6,624	$ 350,078
AeroVironment, Inc. (a)	3,155	274,169
Boeing Co.	1,197	256,230
Cubic Corp.	3,719	230,727
Ducommun, Inc. (a)	1,634	87,746
Elbit Systems, Ltd.	1,423	186,128
Embraer SA ADR (a) (b)	33,478	227,985
General Dynamics Corp.	1,510	224,718
HEICO Corp.	2,132	282,277
Hexcel Corp.	5,203	252,293
Huntington Ingalls Industries, Inc.	1,341	228,614
Kratos Defense & Security Solutions, Inc. (a)	11,763	322,659
L3Harris Technologies, Inc.	1,482	280,128
Lockheed Martin Corp.	772	274,045
Maxar Technologies, Inc.	8,645	333,610
Mercury Systems, Inc. (a)	2,892	254,669
Moog, Inc. Class A	3,343	265,100
Northrop Grumman Corp.	919	280,038
Parsons Corp. (a)	7,626	277,663
RADA Electronic Industries, Ltd. (a)	9,209	89,788
Raytheon Technologies Corp.	3,794	271,309
Teledyne Technologies, Inc. (a)	704	275,954
Textron, Inc.	5,805	280,556
Vectrus, Inc. (a)	2,869	142,647
		5,949,131
BUILDING PRODUCTS — 1.3%
Griffon Corp.	11,680	238,038
COMMUNICATIONS EQUIPMENT — 9.6%
Cisco Systems, Inc.	6,244	279,419
F5 Networks, Inc. (a)	1,636	287,838
Gilat Satellite Networks, Ltd. (b)	16,338	106,524
Juniper Networks, Inc.	12,742	286,822
NetScout Systems, Inc. (a)	10,837	297,151
Radware, Ltd. (a)	7,913	219,586
ViaSat, Inc. (a) (b)	7,996	261,069
		1,738,409
CONSTRUCTION & ENGINEERING — 1.5%
Jacobs Engineering Group, Inc.	2,543	277,085
See accompanying notes to financial statements.
13

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Amphenol Corp. Class A	1,742	$ 227,801
FLIR Systems, Inc.	6,695	293,442
Intellicheck, Inc. (a)	5,241	59,774
OSI Systems, Inc. (a)	3,052	284,507
		865,524
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Varex Imaging Corp. (a)	12,201	203,513
IT SERVICES — 9.2%
Akamai Technologies, Inc. (a)	2,660	279,273
Leidos Holdings, Inc.	2,669	280,565
Limelight Networks, Inc. (a) (b)	69,760	278,342
ManTech International Corp. Class A	3,409	303,197
Perspecta, Inc.	12,037	289,851
Science Applications International Corp.	2,342	221,647
		1,652,875
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	5,186	280,718
PROFESSIONAL SERVICES — 1.5%
ASGN, Inc. (a)	3,329	278,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Broadcom, Inc.	670	293,360
SOFTWARE — 33.1%
A10 Networks, Inc. (a)	27,983	275,912
Check Point Software Technologies, Ltd. (a)	2,299	305,560
Crowdstrike Holdings, Inc. Class A (a)	1,679	355,646
CyberArk Software, Ltd. (a)	2,545	411,247
FireEye, Inc. (a)	20,619	475,474
Fortinet, Inc. (a)	2,226	330,628
Mimecast, Ltd. (a)	6,035	343,029
NortonLifeLock, Inc.	14,317	297,507
OneSpan, Inc. (a)	13,959	288,672
Palo Alto Networks, Inc. (a)	920	326,959
Proofpoint, Inc. (a)	2,453	334,614
Qualys, Inc. (a)	3,007	366,463
Rapid7, Inc. (a)	3,882	350,001
Tenable Holdings, Inc. (a)	7,549	394,511
See accompanying notes to financial statements.
14

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Varonis Systems, Inc. (a)	2,192	$ 358,633
Verint Systems, Inc. (a)	4,944	332,138
VirnetX Holding Corp. (b)	21,172	106,707
Zscaler, Inc. (a)	1,573	314,144
		5,967,845
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Dell Technologies, Inc. Class C (a)	3,901	285,904
TOTAL COMMON STOCKS (Cost $16,112,577)		18,030,473
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	14,254	14,257
State Street Navigator Securities Lending Portfolio II (e) (f)	247,052	247,052
TOTAL SHORT-TERM INVESTMENTS (Cost $261,309)		261,309
TOTAL INVESTMENTS — 101.4% (Cost $16,373,886)		18,291,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(251,727)
NET ASSETS — 100.0%		$ 18,040,055
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
15

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,030,473	$—	$—	$18,030,473
Short-Term Investments	261,309	—	—	261,309
TOTAL INVESTMENTS	$18,291,782	$—	$—	$18,291,782
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	37,413	$ 37,428	$ 72,096	$ 95,259	$ (8)	$—	14,254	$ 14,257	$ 19
State Street Navigator Securities Lending Portfolio II	329,892	329,892	6,134,410	6,217,250	—	—	247,052	247,052	718
Total		$367,320	$6,206,506	$6,312,509	$ (8)	$—		$261,309	$737
See accompanying notes to financial statements.
16

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.3%
Cubic Corp.	9,537	$ 591,676
Parsons Corp. (a)	16,308	593,774
		1,185,450
AUTO COMPONENTS — 2.7%
Lear Corp.	3,765	598,748
AUTOMOBILES — 2.0%
Toyota Motor Corp. ADR (b)	2,925	452,117
BUILDING PRODUCTS — 8.4%
Carrier Global Corp.	15,786	595,448
Johnson Controls International PLC	13,044	607,720
Resideo Technologies, Inc. (a)	31,840	676,918
		1,880,086
COMMERCIAL SERVICES & SUPPLIES — 4.3%
ADT, Inc.	69,213	543,322
Tetra Tech, Inc.	3,562	412,408
		955,730
CONSTRUCTION & ENGINEERING — 1.1%
NV5 Global, Inc. (a)	2,973	234,213
DIVERSIFIED CONSUMER SERVICES — 1.2%
Vivint Smart Home, Inc. (a)	12,624	261,948
ELECTRIC UTILITIES — 0.3%
Korea Electric Power Corp. ADR (a)	5,413	66,418
ELECTRICAL EQUIPMENT — 13.2%
ABB, Ltd. ADR	22,181	620,181
Acuity Brands, Inc.	5,099	617,438
AMETEK, Inc.	3,474	420,146
Bloom Energy Corp. Class A (a) (b)	23,884	684,515
Hubbell, Inc.	2,550	399,815
Orion Energy Systems, Inc. (a)	20,381	201,160
		2,943,255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.7%
Badger Meter, Inc.	6,751	634,999
FLIR Systems, Inc.	9,894	433,654
See accompanying notes to financial statements.
17

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Itron, Inc. (a)	7,052	$ 676,287
TE Connectivity, Ltd.	3,468	419,871
		2,164,811
HOUSEHOLD DURABLES — 0.7%
Universal Electronics, Inc. (a)	2,859	149,983
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.1%
Atlantica Sustainable Infrastructure PLC	17,985	683,070
INDUSTRIAL CONGLOMERATES — 4.6%
Honeywell International, Inc.	2,813	598,325
Roper Technologies, Inc.	983	423,762
		1,022,087
INTERACTIVE MEDIA & SERVICES — 2.6%
Baidu, Inc. ADR (a)	2,718	587,740
MACHINERY — 10.8%
Energy Recovery, Inc. (a)	8,864	120,905
Evoqua Water Technologies Corp. (a)	24,711	666,703
Mueller Water Products, Inc. Class A	33,415	413,678
Pentair PLC	11,343	602,200
Xylem, Inc.	6,055	616,338
		2,419,824
MULTI-UTILITIES — 1.8%
National Grid PLC ADR	6,848	404,237
OIL, GAS & CONSUMABLE FUELS — 5.2%
BP PLC ADR	18,826	386,310
Royal Dutch Shell PLC Class A ADR (b)	10,973	385,591
Suncor Energy, Inc.	22,921	384,614
		1,156,515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.5%
ON Semiconductor Corp. (a)	13,445	440,055
Qorvo, Inc. (a)	3,722	618,857
Silicon Laboratories, Inc. (a)	4,927	627,404
STMicroelectronics NV ADR (b)	11,692	434,007
		2,120,323
SOFTWARE — 4.1%
Alarm.com Holdings, Inc. (a)	7,821	809,083
See accompanying notes to financial statements.
18

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Synchronoss Technologies, Inc. (a)	23,873	$ 112,203
		921,286
SPECIALTY RETAIL — 4.2%
Blink Charging Co. (a) (b)	21,952	938,448
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Logitech International SA (b)	4,675	454,363
WIRELESS TELECOMMUNICATION SERVICES — 3.1%
Rogers Communications, Inc. Class B (b)	8,665	403,702
SK Telecom Co., Ltd. ADR	11,931	292,071
		695,773
TOTAL COMMON STOCKS (Cost $19,550,641)		22,296,425
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	4,493	4,494
State Street Navigator Securities Lending Portfolio II (e) (f)	2,283,178	2,283,178
TOTAL SHORT-TERM INVESTMENTS (Cost $2,287,669)		2,287,672
TOTAL INVESTMENTS — 110.2% (Cost $21,838,310)		24,584,097
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(2,271,250)
NET ASSETS — 100.0%		$ 22,312,847
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
19

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,296,425	$—	$—	$22,296,425
Short-Term Investments	2,287,672	—	—	2,287,672
TOTAL INVESTMENTS	$24,584,097	$—	$—	$24,584,097
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,761	$ 2,762	$ 62,882	$ 61,147	$ (2)	$ (1)	4,493	$ 4,494	$ 8
State Street Navigator Securities Lending Portfolio II	634,540	634,540	9,372,848	7,724,210	—	—	2,283,178	2,283,178	4,019
Total		$637,302	$9,435,730	$7,785,357	$ (2)	$ (1)		$2,287,672	$4,027
See accompanying notes to financial statements.
20

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.7%
Aerojet Rocketdyne Holdings, Inc. (a)	42,435	$ 2,242,690
AeroVironment, Inc. (a)	49,764	4,324,492
Boeing Co.	29,338	6,280,092
BWX Technologies, Inc.	16,564	998,478
Cubic Corp.	83,638	5,188,902
Ducommun, Inc. (a)	22,822	1,225,541
Elbit Systems, Ltd.	73,153	9,568,412
Embraer SA ADR (a) (b)	213,725	1,455,467
General Dynamics Corp.	21,427	3,188,766
HEICO Corp.	29,944	3,964,586
Hexcel Corp.	44,892	2,176,813
Huntington Ingalls Industries, Inc.	12,792	2,180,780
Kratos Defense & Security Solutions, Inc. (a)	228,794	6,275,819
L3Harris Technologies, Inc.	25,616	4,841,936
Lockheed Martin Corp.	21,047	7,471,264
Maxar Technologies, Inc.	50,789	1,959,948
Mercury Systems, Inc. (a)	42,329	3,727,492
Moog, Inc. Class A	23,188	1,838,808
Northrop Grumman Corp.	14,540	4,430,629
Parsons Corp. (a)	150,595	5,483,164
RADA Electronic Industries, Ltd. (a)	180,370	1,758,607
Raytheon Technologies Corp.	113,198	8,094,789
Teledyne Technologies, Inc. (a)	12,843	5,034,199
Textron, Inc.	87,066	4,207,900
TransDigm Group, Inc. (a)	1,948	1,205,520
Vectrus, Inc. (a)	29,557	1,469,574
Virgin Galactic Holdings, Inc. (a) (b)	71,438	1,695,224
		102,289,892
AUTO COMPONENTS — 4.7%
American Axle & Manufacturing Holdings, Inc. (a)	620,987	5,179,031
Aptiv PLC	71,837	9,359,643
BorgWarner, Inc.	118,589	4,582,279
Dana, Inc.	291,099	5,682,252
Gentherm, Inc. (a)	87,204	5,687,445
Kandi Technologies Group, Inc. (a) (b)	454,496	3,136,022
Lear Corp.	92,061	14,640,461
Modine Manufacturing Co. (a)	314,319	3,947,847
Veoneer, Inc. (a) (b)	440,382	9,380,137
Visteon Corp. (a)	134,109	16,833,362
See accompanying notes to financial statements.
21

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Workhorse Group, Inc. (a) (b)	355,916	$ 7,040,018
		85,468,497
AUTOMOBILES — 5.9%
Fiat Chrysler Automobiles NV (a) (b)	687,004	12,427,902
Ford Motor Co.	934,304	8,212,532
General Motors Co.	443,270	18,457,763
Honda Motor Co., Ltd. ADR (b)	177,790	5,022,567
NIO, Inc. ADR (a)	275,363	13,421,193
Niu Technologies ADR (a) (b)	240,021	6,732,589
Tata Motors, Ltd. ADR (a) (b)	352,590	4,442,634
Tesla, Inc. (a) (b)	37,341	26,350,422
Toyota Motor Corp. ADR (b)	70,873	10,954,840
		106,022,442
BANKS — 1.3%
Banco Santander Brasil SA ADR (b)	278,927	2,409,929
Banco Santander SA ADR (a) (b)	2,020,943	6,163,876
Grupo Financiero Galicia SA ADR (b)	256,644	2,243,069
ICICI Bank, Ltd. ADR (a) (b)	151,795	2,255,674
ING Groep NV ADR (a) (b)	863,463	8,151,091
Royal Bank of Canada	25,621	2,102,459
		23,326,098
BIOTECHNOLOGY — 2.3%
Adaptimmune Therapeutics PLC ADR (a) (b)	178,406	961,608
Adverum Biotechnologies, Inc. (a)	68,577	743,375
Allogene Therapeutics, Inc. (a) (b)	28,182	711,314
Alnylam Pharmaceuticals, Inc. (a)	6,532	848,964
Amicus Therapeutics, Inc. (a)	36,988	854,053
Arrowhead Pharmaceuticals, Inc. (a)	10,867	833,825
Atara Biotherapeutics, Inc. (a)	40,113	787,418
Avrobio, Inc. (a)	47,505	662,220
Biogen, Inc. (a)	3,271	800,937
BioMarin Pharmaceutical, Inc. (a)	8,380	734,842
Bluebird Bio, Inc. (a)	19,446	841,428
Cellectis SA ADR (a)	39,636	1,072,550
CRISPR Therapeutics AG (a) (b)	7,388	1,131,177
Dicerna Pharmaceuticals, Inc. (a)	34,742	765,366
Editas Medicine, Inc. (a) (b)	19,323	1,354,736
Fate Therapeutics, Inc. (a)	11,093	1,008,687
Flexion Therapeutics, Inc. (a) (b)	55,210	637,123
Gilead Sciences, Inc.	13,040	759,710
See accompanying notes to financial statements.
22

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Grifols SA ADR	81,335	$ 1,499,817
Homology Medicines, Inc. (a) (b)	89,352	1,008,784
Inovio Pharmaceuticals, Inc. (a) (b)	78,369	693,566
Intellia Therapeutics, Inc. (a)	20,461	1,113,078
Ionis Pharmaceuticals, Inc. (a)	12,865	727,387
Iovance Biotherapeutics, Inc. (a)	20,062	930,877
Krystal Biotech, Inc. (a)	19,483	1,168,980
Ligand Pharmaceuticals, Inc. (a) (b)	6,985	694,658
NantKwest, Inc. (a) (b)	87,343	1,164,282
Orchard Therapeutics PLC ADR (a)	197,217	851,977
Precigen, Inc. (a) (b)	132,340	1,349,868
Precision BioSciences, Inc. (a)	97,031	809,239
Regeneron Pharmaceuticals, Inc. (a)	1,143	552,195
REGENXBIO, Inc. (a)	20,915	948,704
Rocket Pharmaceuticals, Inc. (a)	12,710	697,016
Sangamo Therapeutics, Inc. (a)	73,125	1,141,116
Sarepta Therapeutics, Inc. (a)	5,874	1,001,458
Seagen, Inc. (a)	3,370	590,222
TCR2 Therapeutics, Inc. (a)	26,630	823,666
Translate Bio, Inc. (a) (b)	47,345	872,568
Twist Bioscience Corp. (a)	6,466	913,581
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,858	949,353
uniQure NV (a)	19,303	697,417
Vericel Corp. (a)	31,493	972,504
Vertex Pharmaceuticals, Inc. (a)	2,796	660,807
Vir Biotechnology, Inc. (a) (b)	30,479	816,228
Xencor, Inc. (a)	17,977	784,337
ZIOPHARM Oncology, Inc. (a) (b)	305,892	770,848
		40,713,866
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	145,292	5,480,414
Griffon Corp.	40,149	818,237
Johnson Controls International PLC	128,404	5,982,343
Resideo Technologies, Inc. (a)	382,516	8,132,290
		20,413,284
CAPITAL MARKETS — 0.5%
BlackRock, Inc.	3,074	2,218,014
Charles Schwab Corp.	43,437	2,303,898
Open Lending Corp. Class A (a) (b)	140,311	4,905,273
		9,427,185
See accompanying notes to financial statements.
23

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.8%
Corteva, Inc.	21,201	$ 820,903
Huntsman Corp.	148,711	3,738,595
Ingevity Corp. (a)	125,718	9,520,624
		14,080,122
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT, Inc. (b)	756,542	5,938,855
Tetra Tech, Inc.	17,807	2,061,694
		8,000,549
COMMUNICATIONS EQUIPMENT — 0.9%
CalAmp Corp. (a)	417,832	4,144,893
Cisco Systems, Inc.	107,061	4,790,980
F5 Networks, Inc. (a)	5,193	913,656
Gilat Satellite Networks, Ltd. (b)	264,261	1,722,982
Juniper Networks, Inc.	36,707	826,275
NetScout Systems, Inc. (a)	33,785	926,385
Radware, Ltd. (a)	31,402	871,405
Ribbon Communications, Inc. (a)	173,463	1,137,917
ViaSat, Inc. (a) (b)	22,564	736,715
		16,071,208
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	60,908	1,156,643
Arcosa, Inc.	93,143	5,116,345
Jacobs Engineering Group, Inc.	17,680	1,926,413
NV5 Global, Inc. (a)	31,785	2,504,022
Valmont Industries, Inc.	23,495	4,109,980
		14,813,403
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	138,355	4,933,739
FinVolution Group ADR	449,366	1,199,807
Green Dot Corp. Class A (a)	55,853	3,116,598
LendingClub Corp. (a)	394,137	4,162,087
LexinFintech Holdings, Ltd. ADR (a) (b)	572,134	3,833,298
Oportun Financial Corp. (a)	27,132	525,547
Qudian, Inc. ADR (a) (b)	1,096,277	1,512,862
		19,283,938
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	10,261	956,120
See accompanying notes to financial statements.
24

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.3%
Vivint Smart Home, Inc. (a)	250,116	$ 5,189,907
DIVERSIFIED FINANCIAL SERVICES — 0.3%
ORIX Corp. ADR	69,595	5,381,781
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	18,209	760,408
IDT Corp. Class B (a)	185,586	2,293,843
Iridium Communications, Inc. (a)	67,645	2,660,140
Ooma, Inc. (a)	122,480	1,763,712
ORBCOMM, Inc. (a)	582,822	4,324,539
Vonage Holdings Corp. (a)	371,916	4,788,418
		16,591,060
ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	39,296	2,433,994
Avangrid, Inc.	47,914	2,177,691
Cia Paranaense de Energia ADR (b)	179,180	2,562,274
Enel Americas SA ADR	296,879	2,440,346
Enel Chile SA ADR	97,181	378,034
Korea Electric Power Corp. ADR (a)	88,166	1,081,797
NextEra Energy, Inc.	29,187	2,251,777
		13,325,913
ELECTRICAL EQUIPMENT — 5.8%
ABB, Ltd. ADR	495,288	13,848,253
Acuity Brands, Inc.	61,067	7,394,603
American Superconductor Corp. (a)	324,830	7,607,519
AMETEK, Inc.	69,683	8,427,462
Ballard Power Systems, Inc. (a) (b)	548,274	12,829,612
Bloom Energy Corp. Class A (a) (b)	219,501	6,290,899
FuelCell Energy, Inc. (a)	968,303	10,815,944
Hubbell, Inc.	12,365	1,938,708
Orion Energy Systems, Inc. (a)	391,000	3,859,170
Plug Power, Inc. (a) (b)	418,039	14,175,702
Sensata Technologies Holding PLC (a)	74,161	3,911,251
Sunrun, Inc. (a)	90,861	6,303,936
TPI Composites, Inc. (a)	129,183	6,818,279
		104,221,338
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Amphenol Corp. Class A	8,246	1,078,329
Badger Meter, Inc.	38,642	3,634,666
See accompanying notes to financial statements.
25

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fitbit, Inc. Class A (a)	1,392,976	$ 9,472,237
FLIR Systems, Inc.	191,355	8,387,090
Huami Corp. ADR (a) (b)	312,229	3,699,914
Intellicheck, Inc. (a)	19,103	217,870
IPG Photonics Corp. (a)	7,849	1,756,528
Itron, Inc. (a)	43,589	4,180,185
MicroVision, Inc. (a) (b)	1,695,512	9,121,854
OSI Systems, Inc. (a)	17,622	1,642,723
Sanmina Corp. (a)	128,609	4,101,341
TE Connectivity, Ltd.	38,570	4,669,670
Trimble, Inc. (a)	133,535	8,916,132
TTM Technologies, Inc. (a)	80,536	1,110,994
Vontier Corp. (a)	263,629	8,805,209
		70,794,742
ENERGY EQUIPMENT & SERVICES — 0.2%
Oceaneering International, Inc. (a)	233,029	1,852,581
TechnipFMC PLC	273,586	2,571,708
		4,424,289
ENTERTAINMENT — 2.5%
Activision Blizzard, Inc.	35,406	3,287,447
Bilibili, Inc. ADR (a) (b)	82,420	7,065,043
DouYu International Holdings, Ltd. ADR (a) (b)	256,618	2,838,195
Glu Mobile, Inc. (a)	443,934	3,999,845
Gravity Co., Ltd. ADR (a) (b)	22,639	4,091,773
iQIYI, Inc. ADR (a) (b)	120,592	2,107,948
NetEase, Inc. ADR	67,008	6,417,356
Sea, Ltd. ADR (a)	33,708	6,709,577
Tencent Music Entertainment Group ADR (a)	230,544	4,435,667
Zynga, Inc. Class A (a)	459,342	4,533,706
		45,486,557
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	63,995	2,275,022
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	38,431	4,207,810
Accelerate Diagnostics, Inc. (a) (b)	245,658	1,862,088
Accuray, Inc. (a) (b)	313,648	1,307,912
AngioDynamics, Inc. (a)	447,139	6,854,641
Boston Scientific Corp. (a)	123,119	4,426,128
CONMED Corp.	15,346	1,718,752
Danaher Corp.	24,049	5,342,245
See accompanying notes to financial statements.
26

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	44,710	$ 2,915,986
Intuitive Surgical, Inc. (a)	3,482	2,848,624
iRhythm Technologies, Inc. (a)	26,568	6,302,195
Koninklijke Philips NV (a) (b)	85,634	4,638,794
Masimo Corp. (a)	27,128	7,280,613
Medtronic PLC	55,130	6,457,928
Penumbra, Inc. (a)	12,832	2,245,600
Smith & Nephew PLC ADR (b)	156,530	6,600,870
Stryker Corp.	10,788	2,643,491
Varex Imaging Corp. (a)	61,192	1,020,683
		68,674,360
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	32,980	2,299,036
McKesson Corp.	8,343	1,451,014
		3,750,050
HEALTH CARE TECHNOLOGY — 0.7%
Change Healthcare, Inc. (a)	343,203	6,400,736
Omnicell, Inc. (a)	22,870	2,744,857
Simulations Plus, Inc.	44,038	3,167,213
		12,312,806
HOUSEHOLD DURABLES — 3.5%
Garmin, Ltd.	90,619	10,843,470
iRobot Corp. (a) (b)	32,836	2,636,402
Sony Corp. ADR (b)	32,309	3,266,440
Universal Electronics, Inc. (a)	58,511	3,069,487
Vuzix Corp. (a) (b)	4,811,790	43,691,053
		63,506,852
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.8%
AES Corp.	106,299	2,498,026
Atlantica Sustainable Infrastructure PLC	170,890	6,490,402
Azure Power Global, Ltd. (a) (b)	172,122	7,017,414
Ormat Technologies, Inc. (b)	98,492	8,891,858
Sunnova Energy International, Inc. (a)	156,890	7,080,446
		31,978,146
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	500,859	5,409,277
Honeywell International, Inc.	48,804	10,380,611
See accompanying notes to financial statements.
27

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Roper Technologies, Inc.	4,906	$ 2,114,928
		17,904,816
INSURANCE — 0.2%
Allstate Corp.	20,357	2,237,845
Progressive Corp.	20,808	2,057,495
		4,295,340
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class C (a)	5,533	9,693,152
Baidu, Inc. ADR (a)	43,616	9,431,524
Facebook, Inc. Class A (a)	36,188	9,885,114
InterActiveCorp (a)	32,810	6,212,573
JOYY, Inc. ADR	41,281	3,301,654
Match Group, Inc. (a)	30,975	4,683,110
Momo, Inc. ADR	268,485	3,748,051
Snap, Inc. Class A (a)	175,469	8,785,733
Sohu.com, Ltd. ADR (a)	150,875	2,404,948
Twitter, Inc. (a)	95,401	5,165,964
Weibo Corp. ADR (a) (b)	96,490	3,955,125
Yandex NV Class A (a)	190,810	13,276,560
Yelp, Inc. (a)	195,307	6,380,680
		86,924,188
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Alibaba Group Holding, Ltd. ADR (a)	10,248	2,385,017
Jumia Technologies AG ADR (a)	93,673	3,779,706
MercadoLibre, Inc. (a)	2,350	3,936,767
Overstock.com, Inc. (a)	108,320	5,196,110
		15,297,600
IT SERVICES — 4.7%
Akamai Technologies, Inc. (a)	7,276	763,907
Broadridge Financial Solutions, Inc.	39,947	6,119,880
CACI International, Inc. Class A (a)	6,686	1,667,020
Evo Payments, Inc. Class A (a)	79,471	2,146,512
Fidelity National Information Services, Inc.	21,321	3,016,069
Fiserv, Inc. (a)	28,844	3,284,178
I3 Verticals, Inc. Class A (a) (b)	124,939	4,147,975
International Business Machines Corp.	49,719	6,258,628
Leidos Holdings, Inc.	18,815	1,977,833
Limelight Networks, Inc. (a) (b)	204,496	815,939
ManTech International Corp. Class A	32,389	2,880,678
Mastercard, Inc. Class A	6,192	2,210,172
See accompanying notes to financial statements.
28

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Pagseguro Digital, Ltd. Class A (a) (b)	119,259	$ 6,783,452
PayPal Holdings, Inc. (a)	16,549	3,875,776
Perspecta, Inc.	37,627	906,058
QIWI PLC ADR (b)	195,032	2,008,830
Repay Holdings Corp. (a)	140,920	3,840,070
Science Applications International Corp.	11,043	1,045,109
Shift4 Payments, Inc. Class A (a)	56,654	4,271,712
Shopify, Inc. Class A (a)	3,319	3,756,942
Square, Inc. Class A (a)	16,503	3,591,713
Twilio, Inc. Class A (a)	15,208	5,147,908
Virtusa Corp. (a)	115,401	5,900,453
Visa, Inc. Class A	14,885	3,255,796
Wipro, Ltd. ADR	948,953	5,361,584
		85,034,194
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Agilent Technologies, Inc.	13,794	1,634,451
Berkeley Lights, Inc. (a)	7,822	699,365
Bio-Techne Corp.	2,016	640,181
Bruker Corp.	210,392	11,388,519
Charles River Laboratories International, Inc. (a)	8,904	2,224,754
Codexis, Inc. (a)	49,447	1,079,428
Luminex Corp.	254,607	5,886,514
Mettler-Toledo International, Inc. (a)	1,302	1,483,863
Pacific Biosciences of California, Inc. (a)	542,061	14,061,062
PerkinElmer, Inc.	11,610	1,666,035
Thermo Fisher Scientific, Inc.	20,879	9,725,021
		50,489,193
MACHINERY — 3.5%
AgEagle Aerial Systems, Inc. (a) (b)	1,698,023	10,188,138
Allison Transmission Holdings, Inc.	108,082	4,661,577
Barnes Group, Inc.	54,346	2,754,799
Cummins, Inc.	18,755	4,259,261
Dover Corp.	12,216	1,542,270
Energy Recovery, Inc. (a)	113,407	1,546,872
ESCO Technologies, Inc.	11,126	1,148,426
Evoqua Water Technologies Corp. (a)	125,849	3,395,406
ExOne Co. (a)	245,321	2,328,096
Hyster-Yale Materials Handling, Inc.	100,782	6,001,568
John Bean Technologies Corp.	23,069	2,626,867
Lincoln Electric Holdings, Inc.	21,155	2,459,269
Luxfer Holdings PLC	105,910	1,739,042
See accompanying notes to financial statements.
29

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Meritor, Inc. (a)	128,175	$ 3,577,364
Mueller Water Products, Inc. Class A	168,261	2,083,071
Nikola Corp. (a) (b)	226,842	3,461,609
Pentair PLC	54,769	2,907,686
Proto Labs, Inc. (a)	18,028	2,765,495
Standex International Corp.	14,711	1,140,397
Xylem, Inc.	33,298	3,389,403
		63,976,616
METALS & MINING — 0.8%
Allegheny Technologies, Inc. (a)	192,934	3,235,503
ArcelorMittal SA ADR (a) (b)	233,148	5,339,089
Carpenter Technology Corp.	104,360	3,038,963
Kaiser Aluminum Corp.	25,394	2,511,467
		14,125,022
MULTI-UTILITIES — 0.3%
Algonquin Power & Utilities Corp.	146,133	2,405,349
Consolidated Edison, Inc.	29,341	2,120,474
National Grid PLC ADR	28,961	1,709,568
		6,235,391
OIL, GAS & CONSUMABLE FUELS — 0.6%
BP PLC ADR	121,819	2,499,726
Enbridge, Inc.	76,900	2,460,031
Royal Dutch Shell PLC Class A ADR (b)	71,876	2,525,723
Suncor Energy, Inc.	159,668	2,679,229
		10,164,709
PHARMACEUTICALS — 0.1%
Catalent, Inc. (a)	7,878	819,864
Novartis AG ADR	6,924	653,833
Sanofi ADR	12,102	588,036
		2,061,733
PROFESSIONAL SERVICES — 0.0% (c)
ASGN, Inc. (a)	10,091	842,901
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	233,695	8,716,823
Lyft, Inc. Class A (a)	250,122	12,288,494
Uber Technologies, Inc. (a)	181,798	9,271,698
		30,277,015
See accompanying notes to financial statements.
30

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.9%
Advanced Micro Devices, Inc. (a)	41,894	$ 3,842,099
Ambarella, Inc. (a)	233,496	21,439,603
Analog Devices, Inc.	44,723	6,606,929
Applied Materials, Inc.	50,899	4,392,584
Broadcom, Inc.	1,958	857,310
Brooks Automation, Inc.	38,197	2,591,666
Camtek, Ltd. (a)	240,794	5,275,797
Canadian Solar, Inc. (a) (b)	140,993	7,224,481
CyberOptics Corp. (a)	65,000	1,474,850
Daqo New Energy Corp. ADR (a)	122,800	7,043,808
Enphase Energy, Inc. (a)	41,458	7,274,635
First Solar, Inc. (a)	64,412	6,371,635
Himax Technologies, Inc. ADR (a)	466,166	3,444,967
Intel Corp.	108,070	5,384,047
JinkoSolar Holding Co., Ltd. ADR (a) (b)	91,082	5,635,243
KLA Corp.	36,960	9,569,314
MagnaChip Semiconductor Corp. (a)	230,849	3,121,078
Maxeon Solar Technologies, Ltd. (a) (b)	280,525	7,958,494
Micron Technology, Inc. (a)	55,870	4,200,307
NeoPhotonics Corp. (a)	692,206	6,292,153
NVE Corp.	48,231	2,709,618
NVIDIA Corp.	24,624	12,858,653
NXP Semiconductors NV	48,241	7,670,801
ON Semiconductor Corp. (a)	243,218	7,960,525
Qorvo, Inc. (a)	38,748	6,442,630
ReneSola, Ltd. ADR (a) (b)	1,603,535	18,328,405
Silicon Laboratories, Inc. (a)	51,071	6,503,381
SolarEdge Technologies, Inc. (a)	35,823	11,431,836
STMicroelectronics NV ADR (b)	488,155	18,120,314
SunPower Corp. (a) (b)	255,730	6,556,917
Synaptics, Inc. (a)	44,848	4,323,347
Teradyne, Inc.	23,969	2,873,643
Texas Instruments, Inc.	21,803	3,578,526
Ultra Clean Holdings, Inc. (a)	92,030	2,866,735
		232,226,331
SOFTWARE — 8.5%
8x8, Inc. (a)	241,930	8,339,327
A10 Networks, Inc. (a)	98,754	973,714
ACI Worldwide, Inc. (a)	98,529	3,786,469
Agilysys, Inc. (a)	53,209	2,042,161
Alarm.com Holdings, Inc. (a)	88,741	9,180,256
See accompanying notes to financial statements.
31

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Alteryx, Inc. Class A (a)	22,639	$ 2,757,204
ANSYS, Inc. (a)	20,767	7,555,035
Atlassian Corp. PLC Class A (a)	23,013	5,382,050
Autodesk, Inc. (a)	7,431	2,268,982
Avaya Holdings Corp. (a)	265,411	5,082,621
Blackbaud, Inc.	82,216	4,732,353
Check Point Software Technologies, Ltd. (a) (b)	6,155	818,061
Crowdstrike Holdings, Inc. Class A (a)	5,441	1,152,513
CyberArk Software, Ltd. (a)	7,200	1,163,448
FireEye, Inc. (a)	56,735	1,308,309
Fortinet, Inc. (a)	6,397	950,146
Materialise NV ADR (a) (b)	64,132	3,476,596
Microsoft Corp.	43,539	9,683,944
Mimecast, Ltd. (a)	17,568	998,565
NortonLifeLock, Inc.	33,681	699,891
OneConnect Financial Technology Co., Ltd. ADR (a) (b)	285,289	5,623,046
OneSpan, Inc. (a)	41,420	856,566
Palo Alto Networks, Inc. (a)	3,093	1,099,221
Proofpoint, Inc. (a)	7,320	998,521
PTC, Inc. (a)	59,927	7,167,868
Q2 Holdings, Inc. (a)	19,204	2,429,882
Qualys, Inc. (a)	7,925	965,820
Rapid7, Inc. (a) (b)	11,312	1,019,890
RingCentral, Inc. Class A (a)	15,646	5,929,365
Riot Blockchain, Inc. (a) (b)	1,237,109	21,018,482
SAP SE ADR	49,733	6,484,686
Slack Technologies, Inc. Class A (a)	167,948	7,094,124
Synchronoss Technologies, Inc. (a)	582,280	2,736,716
Telenav, Inc. (a)	284,162	1,335,561
Tenable Holdings, Inc. (a)	19,741	1,031,665
Varonis Systems, Inc. (a)	5,915	967,753
Verint Systems, Inc. (a)	14,131	949,321
VirnetX Holding Corp. (b)	137,935	695,192
Xperi Holding Corp.	357,170	7,464,853
Xunlei, Ltd. ADR (a)	311,739	900,926
Zoom Video Communications, Inc. Class A (a)	9,794	3,303,712
Zscaler, Inc. (a)	5,122	1,022,915
		153,447,730
SPECIALTY RETAIL — 1.6%
Blink Charging Co. (a) (b)	669,942	28,640,021
See accompanying notes to financial statements.
32

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
3D Systems Corp. (a) (b)	1,219,093	$ 12,776,095
Apple, Inc.	74,875	9,935,164
Dell Technologies, Inc. Class C (a)	11,725	859,325
Eastman Kodak Co. (a) (b)	207,106	1,685,843
HP, Inc.	128,748	3,165,913
Immersion Corp. (a)	366,888	4,142,165
Logitech International SA (b)	42,442	4,124,938
Nano Dimension, Ltd. ADR (a) (b)	2,622,005	23,860,245
Stratasys, Ltd. (a) (b)	172,716	3,578,676
		64,128,364
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Fossil Group, Inc. (a)	970,302	8,412,518
THRIFTS & MORTGAGE FINANCE — 0.2%
Rocket Cos., Inc. Class A (a) (b)	191,493	3,871,989
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
China Mobile, Ltd. ADR	69,485	1,983,102
Rogers Communications, Inc. Class B	94,548	4,404,991
SK Telecom Co., Ltd. ADR	267,724	6,553,883
Turkcell Iletisim Hizmetleri A/S ADR (b)	238,328	1,284,588
Vodafone Group PLC ADR (b)	122,445	2,017,894
		16,244,458
TOTAL COMMON STOCKS (Cost $1,440,349,799)		1,803,379,556
SHORT-TERM INVESTMENTS — 9.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	788,528	788,685
State Street Navigator Securities Lending Portfolio II (f) (g)	169,246,635	169,246,635
TOTAL SHORT-TERM INVESTMENTS (Cost $170,035,320)		170,035,320
TOTAL INVESTMENTS — 109.3% (Cost $1,610,385,119)		1,973,414,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(168,661,820)
NET ASSETS — 100.0%		$ 1,804,753,056
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
33

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,803,379,556	$—	$—	$1,803,379,556
Short-Term Investments	170,035,320	—	—	170,035,320
TOTAL INVESTMENTS	$1,973,414,876	$—	$—	$1,973,414,876
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	843,507	$ 843,844	$ 12,202,965	$ 12,257,852	$(272)	$—	788,528	$ 788,685	$ 789
State Street Navigator Securities Lending Portfolio II	116,417,356	116,417,356	425,404,441	372,575,162	—	—	169,246,635	169,246,635	925,292
Total		$117,261,200	$437,607,406	$384,833,014	$(272)	$—		$170,035,320	$926,081
See accompanying notes to financial statements.
34

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 3.5%
HEICO Corp.	11,871	$ 1,571,720
Textron, Inc.	42,141	2,036,675
		3,608,395
AUTO COMPONENTS — 19.7%
American Axle & Manufacturing Holdings, Inc. (a)	244,630	2,040,214
Aptiv PLC	16,379	2,134,020
BorgWarner, Inc.	50,822	1,963,762
Dana, Inc.	102,892	2,008,452
Gentherm, Inc. (a)	28,752	1,875,206
Kandi Technologies Group, Inc. (a) (b)	234,196	1,615,952
Lear Corp.	12,777	2,031,926
Modine Manufacturing Co. (a)	72,095	905,513
Veoneer, Inc. (a) (b)	90,409	1,925,712
Visteon Corp. (a)	15,935	2,000,161
Workhorse Group, Inc. (a) (b)	96,290	1,904,616
		20,405,534
AUTOMOBILES — 16.8%
Fiat Chrysler Automobiles NV (a) (b)	93,785	1,696,571
Ford Motor Co.	214,371	1,884,321
General Motors Co.	45,587	1,898,243
Honda Motor Co., Ltd. ADR (b)	67,598	1,909,643
NIO, Inc. ADR (a)	46,038	2,243,892
Niu Technologies ADR (a) (b)	73,506	2,061,843
Tata Motors, Ltd. ADR (a) (b)	125,443	1,580,582
Tesla, Inc. (a) (b)	3,356	2,368,229
Toyota Motor Corp. ADR (b)	11,018	1,703,052
		17,346,376
COMMUNICATIONS EQUIPMENT — 1.0%
CalAmp Corp. (a)	42,283	419,447
Gilat Satellite Networks, Ltd. (b)	96,060	626,311
		1,045,758
DIVERSIFIED FINANCIAL SERVICES — 0.6%
ORIX Corp. ADR (b)	8,569	662,641
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ORBCOMM, Inc. (a)	121,464	901,263
See accompanying notes to financial statements.
35

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 6.4%
Ballard Power Systems, Inc. (a) (b)	102,943	$ 2,408,866
Plug Power, Inc. (a) (b)	75,764	2,569,157
Sensata Technologies Holding PLC (a)	31,314	1,651,501
		6,629,524
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.2%
FLIR Systems, Inc.	37,260	1,633,106
Sanmina Corp. (a)	47,544	1,516,178
Trimble, Inc. (a)	32,042	2,139,444
Vontier Corp. (a)	63,396	2,117,427
		7,406,155
INTERACTIVE MEDIA & SERVICES — 4.1%
Baidu, Inc. ADR (a)	10,241	2,214,514
Yandex NV Class A (a) (b)	29,341	2,041,547
		4,256,061
MACHINERY — 11.2%
AgEagle Aerial Systems, Inc. (a) (b)	571,093	3,426,558
Allison Transmission Holdings, Inc.	46,150	1,990,450
Cummins, Inc.	9,039	2,052,757
Hyster-Yale Materials Handling, Inc.	9,728	579,302
Luxfer Holdings PLC	18,384	301,865
Meritor, Inc. (a)	55,300	1,543,423
Nikola Corp. (a) (b)	110,761	1,690,213
		11,584,568
METALS & MINING — 1.6%
ArcelorMittal SA ADR (a) (b)	74,374	1,703,164
ROAD & RAIL — 5.7%
Avis Budget Group, Inc. (a)	51,567	1,923,449
Lyft, Inc. Class A (a) (b)	42,630	2,094,412
Uber Technologies, Inc. (a)	37,654	1,920,354
		5,938,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.6%
Ambarella, Inc. (a)	23,569	2,164,106
Analog Devices, Inc.	10,955	1,618,382
Intel Corp.	31,017	1,545,267
NVIDIA Corp.	3,005	1,569,211
NXP Semiconductors NV	9,868	1,569,111
ON Semiconductor Corp. (a)	50,641	1,657,480
See accompanying notes to financial statements.
36

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	5,710	$ 1,822,175
STMicroelectronics NV ADR (b)	44,035	1,634,579
Texas Instruments, Inc.	9,523	1,563,010
		15,143,321
SOFTWARE — 3.6%
ANSYS, Inc. (a)	4,645	1,689,851
Telenav, Inc. (a)	84,073	395,143
Xperi Holding Corp.	79,881	1,669,513
		3,754,507
SPECIALTY RETAIL — 3.1%
Blink Charging Co. (a) (b)	74,507	3,185,174
TOTAL COMMON STOCKS (Cost $92,743,990)		103,570,656
SHORT-TERM INVESTMENTS — 18.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	9,571	9,573
State Street Navigator Securities Lending Portfolio II (e) (f)	19,421,808	19,421,808
TOTAL SHORT-TERM INVESTMENTS (Cost $19,431,381)		19,431,381
TOTAL INVESTMENTS — 118.7% (Cost $112,175,371)		123,002,037
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(19,416,260)
NET ASSETS — 100.0%		$ 103,585,777
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
37

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$103,570,656	$—	$—	$103,570,656
Short-Term Investments	19,431,381	—	—	19,431,381
TOTAL INVESTMENTS	$123,002,037	$—	$—	$123,002,037
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,851	$ 7,854	$ 1,442,818	$ 1,441,096	$ (3)	$—	9,571	$ 9,573	$ 23
State Street Navigator Securities Lending Portfolio II	914,116	914,116	37,200,786	18,693,094	—	—	19,421,808	19,421,808	60,462
Total		$921,970	$38,643,604	$20,134,190	$ (3)	$—		$19,431,381	$60,485
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value*	$217,572,473	$12,401,084	$18,030,473
Investments in affiliated issuers, at value	38,118,539	20,558	261,309
Total Investments	255,691,012	12,421,642	18,291,782
Dividends receivable — unaffiliated issuers	254,318	1,381	1,949
Dividends receivable — affiliated issuers	24	2	1
Securities lending income receivable — unaffiliated issuers	8,202	1,809	115
Securities lending income receivable — affiliated issuers	13,123	45	83
TOTAL ASSETS	255,966,679	12,424,879	18,293,930
LIABILITIES
Payable upon return of securities loaned	37,789,079	11,907	247,052
Advisory fee payable	70,945	4,546	6,815
Trustees’ fees and expenses payable	—	6	8
TOTAL LIABILITIES	37,860,024	16,459	253,875
NET ASSETS	$218,106,655	$12,408,420	$18,040,055
NET ASSETS CONSIST OF:
Paid-in Capital	$179,886,690	$ 11,821,406	$17,093,491
Total distributable earnings (loss)	38,219,965	587,014	946,564
NET ASSETS	$218,106,655	$12,408,420	$18,040,055
NET ASSET VALUE PER SHARE
Net asset value per share	$ 108.24	$ 38.78	$ 46.26
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,015,000	320,000	390,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$179,265,725	$ 11,274,648	$ 16,112,577
Investments in affiliated issuers	38,118,539	20,558	261,309
Total cost of investments	$217,384,264	$ 11,295,206	$16,373,886
* Includes investments in securities on loan, at value	$ 57,943,473	$ 368,740	$ 737,526
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value*	$22,296,425	$1,803,379,556	$103,570,656
Investments in affiliated issuers, at value	2,287,672	170,035,320	19,431,381
Total Investments	24,584,097	1,973,414,876	123,002,037
Cash	1,793	—	—
Receivable for investments sold	—	1,759,948	—
Dividends receivable — unaffiliated issuers	14,480	604,930	3,206
Dividends receivable — affiliated issuers	1	177	9
Securities lending income receivable — unaffiliated issuers	217	80,892	36,545
Securities lending income receivable — affiliated issuers	1,845	187,575	—
Receivable for foreign taxes recoverable	1,070	3,897	43
TOTAL ASSETS	24,603,503	1,976,052,295	123,041,840
LIABILITIES
Due to custodian	—	1,751,372	—
Payable upon return of securities loaned	2,283,178	169,246,635	19,421,808
Advisory fee payable	7,469	301,232	34,255
Trustees’ fees and expenses payable	9	—	—
TOTAL LIABILITIES	2,290,656	171,299,239	19,456,063
NET ASSETS	$22,312,847	$1,804,753,056	$103,585,777
NET ASSETS CONSIST OF:
Paid-in Capital	$20,278,740	$1,493,561,498	$ 94,277,594
Total distributable earnings (loss)	2,034,107	311,191,558	9,308,183
NET ASSETS	$22,312,847	$1,804,753,056	$103,585,777
NET ASSET VALUE PER SHARE
Net asset value per share	$ 42.10	$ 57.61	$ 54.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	530,000	31,325,000	1,890,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$19,550,641	$1,440,349,799	$ 92,743,990
Investments in affiliated issuers	2,287,669	170,035,320	19,431,381
Total cost of investments	$21,838,310	$ 1,610,385,119	$ 112,175,371
* Includes investments in securities on loan, at value	$ 3,077,099	$ 266,378,461	$ 28,414,045
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 602,811	$ 42,344	$ 62,291
Dividend income — affiliated issuers	60	12	19
Unaffiliated securities lending income	19,559	5,155	486
Affiliated securities lending income	45,824	4,154	718
Foreign taxes withheld	(35,105)	(148)	(1,803)
TOTAL INVESTMENT INCOME (LOSS)	633,149	51,517	61,711
EXPENSES
Advisory fee	192,630	22,281	40,372
Trustees’ fees and expenses	288	66	152
TOTAL EXPENSES	192,918	22,347	40,524
NET INVESTMENT INCOME (LOSS)	$ 440,231	$ 29,170	$ 21,187
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	457,366	(110,759)	150,356
Investments — affiliated issuers	(14)	(5)	(8)
In-kind redemptions — unaffiliated issuers	29,042,415	536,971	1,137,962
Foreign currency transactions	546	—	—
Net realized gain (loss)	29,500,313	426,207	1,288,310
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	38,410,212	1,994,969	2,841,285
Investment — affiliated issuers	(4)	—	—
Foreign currency translations	52	—	—
Net change in unrealized appreciation/depreciation	38,410,260	1,994,969	2,841,285
NET REALIZED AND UNREALIZED GAIN (LOSS)	67,910,573	2,421,176	4,129,595
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$68,350,804	$2,450,346	$4,150,782
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 66,135	$ 4,002,176	$ 69,989
Dividend income — affiliated issuers	8	789	23
Unaffiliated securities lending income	1,100	468,960	14,464
Affiliated securities lending income	4,019	925,292	60,462
Foreign taxes withheld	(2,031)	(63,302)	(4,138)
TOTAL INVESTMENT INCOME (LOSS)	69,231	5,333,915	140,800
EXPENSES
Advisory fee	23,107	1,313,100	74,034
Trustees’ fees and expenses	62	7,432	76
TOTAL EXPENSES	23,169	1,320,532	74,110
NET INVESTMENT INCOME (LOSS)	$ 46,062	$ 4,013,383	$ 66,690
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(44,735)	(7,665,633)	(716,036)
Investments — affiliated issuers	(2)	(272)	(3)
In-kind redemptions — unaffiliated issuers	1,031,986	250,354,259	8,069,827
Foreign currency transactions	(19)	789	—
Net realized gain (loss)	987,230	242,689,143	7,353,788
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,974,888	354,858,733	11,247,752
Investment — affiliated issuers	(1)	—	—
Foreign currency translations	25	491	—
Net change in unrealized appreciation/depreciation	2,974,912	354,859,224	11,247,752
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,962,142	597,548,367	18,601,540
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,008,204	$601,561,750	$18,668,230
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 440,231	$ 371,685
Net realized gain (loss)	29,500,313	3,146,434
Net change in unrealized appreciation/depreciation	38,410,260	(709,097)
Net increase (decrease) in net assets resulting from operations	68,350,804	2,809,022
Net equalization credits and charges	421,497	93,142
Distributions to shareholders	(299,724)	(355,851)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	164,399,200	30,939,640
Cost of shares redeemed	(43,761,565)	(10,254,137)
Net income equalization	(421,497)	(93,142)
Net increase (decrease) in net assets from beneficial interest transactions	120,216,138	20,592,361
Net increase (decrease) in net assets during the period	188,688,715	23,138,674
Net assets at beginning of period	29,417,940	6,279,266
NET ASSETS AT END OF PERIOD	$218,106,655	$ 29,417,940
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,860,000	660,000
Shares redeemed	(440,000)	(230,000)
Net increase (decrease) from share transactions	1,420,000	430,000
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,170	$ 46,037
Net realized gain (loss)	426,207	(15,429)
Net change in unrealized appreciation/depreciation	1,994,969	(1,222,245)
Net increase (decrease) in net assets resulting from operations	2,450,346	(1,191,637)
Net equalization credits and charges	3,849	32,834
Distributions to shareholders	(32,537)	(40,085)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,275,992	9,916,946
Cost of shares redeemed	(2,089,324)	(3,251,498)
Net income equalization	(3,849)	(32,834)
Net increase (decrease) in net assets from beneficial interest transactions	1,182,819	6,632,614
Net increase (decrease) in net assets during the period	3,604,477	5,433,726
Net assets at beginning of period	8,803,943	3,370,217
NET ASSETS AT END OF PERIOD	$12,408,420	$ 8,803,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	90,000	290,000
Shares redeemed	(60,000)	(100,000)
Net increase (decrease) from share transactions	30,000	190,000
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,187	$ 214,018
Net realized gain (loss)	1,288,310	1,507,672
Net change in unrealized appreciation/depreciation	2,841,285	(2,377,144)
Net increase (decrease) in net assets resulting from operations	4,150,782	(655,454)
Net equalization credits and charges	65,440	10,600
Distributions to shareholders	(30,004)	(223,349)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,197,766	13,473,602
Cost of shares redeemed	(7,675,733)	(13,080,739)
Net income equalization	(65,440)	(10,600)
Net increase (decrease) in net assets from beneficial interest transactions	(5,543,407)	382,263
Net increase (decrease) in net assets during the period	(1,357,189)	(485,940)
Net assets at beginning of period	19,397,244	19,883,184
NET ASSETS AT END OF PERIOD	$18,040,055	$ 19,397,244
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	350,000
Shares redeemed	(190,000)	(350,000)
Net increase (decrease) from share transactions	(140,000)	—
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,062	$ 116,658
Net realized gain (loss)	987,230	132,909
Net change in unrealized appreciation/depreciation	2,974,912	(402,390)
Net increase (decrease) in net assets resulting from operations	4,008,204	(152,823)
Net equalization credits and charges	8,285	(4,124)
Distributions to shareholders	(43,112)	(120,893)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,114,480	1,881,768
Cost of shares redeemed	(3,048,028)	(4,393,427)
Net income equalization	(8,285)	4,124
Net increase (decrease) in net assets from beneficial interest transactions	12,058,167	(2,507,535)
Net increase (decrease) in net assets during the period	16,031,544	(2,785,375)
Net assets at beginning of period	6,281,303	9,066,678
NET ASSETS AT END OF PERIOD	$22,312,847	$ 6,281,303
SHARES OF BENEFICIAL INTEREST:
Shares sold	400,000	60,000
Shares redeemed	(80,000)	(150,000)
Net increase (decrease) from share transactions	320,000	(90,000)
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,013,383	$ 3,639,843
Net realized gain (loss)	242,689,143	23,997,710
Net change in unrealized appreciation/depreciation	354,859,224	6,955,873
Net increase (decrease) in net assets resulting from operations	601,561,750	34,593,426
Net equalization credits and charges	688,242	4,122,435
Distributions to shareholders	(8,133,911)	(3,280,711)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	719,726,863	1,261,249,346
Cost of shares redeemed	(519,661,259)	(323,062,360)
Net income equalization	(688,242)	(4,122,435)
Net increase (decrease) in net assets from beneficial interest transactions	199,377,362	934,064,551
Net increase (decrease) in net assets during the period	793,493,443	969,499,701
Net assets at beginning of period	1,011,259,613	41,759,912
NET ASSETS AT END OF PERIOD	$1,804,753,056	$ 1,011,259,613
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,910,000	35,050,000
Shares redeemed	(9,720,000)	(9,170,000)
Net increase (decrease) from share transactions	4,190,000	25,880,000
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 66,690	$ 93,027
Net realized gain (loss)	7,353,788	855,719
Net change in unrealized appreciation/depreciation	11,247,752	(55,951)
Net increase (decrease) in net assets resulting from operations	18,668,230	892,795
Net equalization credits and charges	(816,800)	37,197
Distributions to shareholders	(48,692)	(102,140)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	99,252,120	2,308,408
Cost of shares redeemed	(19,653,084)	(4,743,268)
Net income equalization	816,800	(37,197)
Net increase (decrease) in net assets from beneficial interest transactions	80,415,836	(2,472,057)
Net increase (decrease) in net assets during the period	98,218,574	(1,644,205)
Net assets at beginning of period	5,367,203	7,011,408
NET ASSETS AT END OF PERIOD	$103,585,777	$ 5,367,203
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,100,000	80,000
Shares redeemed	(380,000)	(160,000)
Net increase (decrease) from share transactions	1,720,000	(80,000)
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	1.04	0.48
Net realized and unrealized gain (loss) (b)	58.19	10.88	7.97
Total from investment operations	58.61	11.92	8.45
Net equalization credits and charges (a)	0.40	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.21)	(0.80)	(0.37)
Net asset value, end of period	$ 108.24	$ 49.44	$38.06
Total return (c)	119.49%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$218,107	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%(d)
Net investment income (loss)	1.03%(d)	2.42%	2.08%(d)
Portfolio turnover rate (e)	36%(f)	37%	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.29	0.18
Net realized and unrealized gain (loss) (b)	8.42	(3.63)	3.57
Total from investment operations	8.52	(3.34)	3.75
Net equalization credits and charges (a)	0.01	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.11)	(0.21)	(0.18)
Net asset value, end of period	$ 38.78	$30.36	$33.70
Total return (d)	28.12%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,408	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%(e)
Net investment income (loss)	0.59%(e)	0.87%	0.89%(e)
Portfolio turnover rate (f)	7%(g)	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 36.60	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	9.55	(0.96)	5.44	2.84
Total from investment operations	9.60	(0.50)	5.53	2.87
Net equalization credits and charges (a)	0.14	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.08)	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 46.26	$ 36.60	$ 37.52	$32.83
Total return (d)	26.61%	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,040	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.24%(e)	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	7%(g)	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 29.91	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	12.11	(0.27)	1.23	(1.03)
Total from investment operations	12.27	0.15	1.44	(0.92)
Net equalization credits and charges (a)	0.03	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.11)	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$ 42.10	$29.91	$30.22	$28.99
Total return (d)	41.21%	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,313	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.90%(e)	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	16%(g)	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.43	0.21
Net realized and unrealized gain (loss) (b)	20.45	3.43	2.56
Total from investment operations	20.59	3.86	2.77
Net equalization credits and charges (a)	0.02	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.27)	(0.34)	(0.11)
Net asset value, end of period	$ 57.61	$ 37.27	$ 33.27
Total return (c)	55.41%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,804,753	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.20%(d)
Net investment income (loss)	0.61%(d)	1.27%	0.99%(d)
Portfolio turnover rate (e)	28%(f)	91%	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 31.57	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	24.35	3.41	(1.20)	(0.24)
Total from investment operations	24.44	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	(1.15)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.05)	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$ 54.81	$31.57	$28.05	$29.77
Total return (c)	73.87%	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,586	$5,367	$ 7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.46%(d)
Net investment income (loss)	0.41%(d)	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	39%(f)	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Funds' Board. The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 34,394,676	$ 32,231,568
SPDR S&P Kensho Final Frontiers ETF	639,717	707,478
SPDR S&P Kensho Future Security ETF	1,204,817	1,202,575
SPDR S&P Kensho Intelligent Structures ETF	1,675,503	1,671,085
SPDR S&P Kensho New Economies Composite ETF	367,041,277	366,040,519
SPDR S&P Kensho Smart Mobility ETF	14,605,472	13,722,619
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$164,361,488	$ 46,184,509	$ 29,042,415
SPDR S&P Kensho Final Frontiers ETF	3,277,680	2,019,377	536,971
SPDR S&P Kensho Future Security ETF	461,477	5,927,150	1,137,962
SPDR S&P Kensho Intelligent Structures ETF	15,117,019	3,059,778	1,031,986
SPDR S&P Kensho New Economies Composite ETF	708,412,735	513,207,580	250,354,259
SPDR S&P Kensho Smart Mobility ETF	99,187,196	20,456,159	8,069,827
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 217,428,625	$ 38,934,236	$ 671,849	$ 38,262,387
SPDR S&P Kensho Final Frontiers ETF	11,295,967	1,477,861	352,186	1,125,675
SPDR S&P Kensho Future Security ETF	16,382,866	3,028,854	1,119,938	1,908,916
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Intelligent Structures ETF	$ 21,839,245	$ 2,861,816	$ 116,964	$ 2,744,852
SPDR S&P Kensho New Economies Composite ETF	1,612,168,966	377,179,964	15,934,054	361,245,910
SPDR S&P Kensho Smart Mobility ETF	112,195,052	11,577,574	770,589	10,806,985
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR S&P Kensho Clean Power ETF	$ 57,943,473	$ 37,789,079	$ 22,123,175	$ 59,912,254
SPDR S&P Kensho Final Frontiers ETF	368,740	11,907	368,798	380,705
SPDR S&P Kensho Future Security ETF	737,526	247,052	530,558	777,610
SPDR S&P Kensho Intelligent Structures ETF	3,077,099	2,283,178	914,888	3,198,066
SPDR S&P Kensho New Economies Composite ETF	266,378,461	169,246,635	110,935,608	280,182,243
SPDR S&P Kensho Smart Mobility ETF	28,414,045	19,421,808	10,504,906	29,926,714
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Kensho Clean Power ETF	Common Stocks	$ 37,789,079	$—	$—	$—	$ 37,789,079	$ 37,789,079
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	11,907	—	—	—	11,907	11,907
SPDR S&P Kensho Future Security ETF	Common Stocks	247,052	—	—	—	247,052	247,052
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	2,283,178	—	—	—	2,283,178	2,283,178
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	169,246,635	—	—	—	169,246,635	169,246,635
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	19,421,808	—	—	—	19,421,808	19,421,808
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
67

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
68

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$2,194.90	$1,281.20	$1,266.10
Expenses Paid During Period	3.62	2.59	2.57
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(a)	2.29	2.29	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$1,412.10	$1,554.10	$1,738.70
Expenses Paid During Period(a)	2.74	1.29	3.11
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,024.20	1,022.90
Expenses Paid During Period(a)	2.29	1.02	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
69

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
70

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
71

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRKENSHOSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Enphase Energy, Inc.	2.1%
Trimble, Inc.	1.6
SolarEdge Technologies, Inc.	1.5
Monolithic Power Systems, Inc.	1.5
Fair Isaac Corp.	1.4
Generac Holdings, Inc.	1.4
Cognex Corp.	1.3
Masimo Corp.	1.3
FactSet Research Systems, Inc.	1.2
PTC, Inc.	1.2
TOTAL	14.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	24.5%
Industrials	19.3
Health Care	17.1
Consumer Discretionary	14.6
Financials	8.7
Real Estate	4.6
Materials	4.1
Consumer Staples	3.0
Communication Services	2.3
Energy	1.0
Utilities	0.7
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Lear Corp.	0.9%
Alleghany Corp.	0.9
Omega Healthcare Investors, Inc. REIT	0.8
Owens Corning	0.8
Reinsurance Group of America, Inc.	0.8
Reliance Steel & Aluminum Co.	0.8
Jones Lang LaSalle, Inc.	0.8
AECOM	0.7
Steel Dynamics, Inc.	0.7
Arrow Electronics, Inc.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	21.7%
Industrials	16.0
Consumer Discretionary	13.7
Real Estate	13.6
Information Technology	9.8
Materials	7.3
Utilities	6.3
Health Care	4.7
Consumer Staples	4.2
Energy	1.4
Communication Services	1.1
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Capri Holdings, Ltd.	0.7%
NeoGenomics, Inc.	0.7
Cleveland-Cliffs, Inc.	0.7
YETI Holdings, Inc.	0.6
Omnicell, Inc.	0.6
Brooks Automation, Inc.	0.6
Power Integrations, Inc.	0.6
Saia, Inc.	0.5
Exponent, Inc.	0.5
Alarm.com Holdings, Inc.	0.5
TOTAL	6.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	17.5%
Financials	16.4
Consumer Discretionary	14.9
Information Technology	14.8
Health Care	12.1
Real Estate	7.9
Materials	5.6
Consumer Staples	3.6
Energy	3.0
Communication Services	2.5
Utilities	1.6
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
NeoGenomics, Inc.	1.4%
Cleveland-Cliffs, Inc.	1.3
YETI Holdings, Inc.	1.2
Omnicell, Inc.	1.1
Brooks Automation, Inc.	1.1
Power Integrations, Inc.	1.1
Saia, Inc.	1.1
Exponent, Inc.	1.0
Alarm.com Holdings, Inc.	1.0
Crocs, Inc.	1.0
TOTAL	11.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	20.6%
Health Care	17.8
Industrials	17.0
Consumer Discretionary	15.0
Financials	9.3
Real Estate	5.4
Materials	5.3
Consumer Staples	3.9
Communication Services	3.0
Energy	1.6
Utilities	0.9
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Capri Holdings, Ltd.	1.5%
Macy's, Inc.	0.8
BankUnited, Inc.	0.8
First Hawaiian, Inc.	0.7
Resideo Technologies, Inc.	0.7
Pacific Premier Bancorp, Inc.	0.7
Asbury Automotive Group, Inc.	0.7
Old National Bancorp	0.6
Avista Corp.	0.6
Insight Enterprises, Inc.	0.6
TOTAL	7.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	23.7%
Industrials	18.0
Consumer Discretionary	14.8
Real Estate	10.5
Information Technology	8.8
Health Care	6.1
Materials	5.8
Energy	4.5
Consumer Staples	3.3
Utilities	2.3
Communication Services	2.0
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	123,292	$ 15,106,969
Curtiss-Wright Corp.	30,027	3,493,641
Mercury Systems, Inc. (a)	109,012	9,599,597
		28,200,207
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a)	92,171	10,986,783
AUTO COMPONENTS — 1.0%
Fox Factory Holding Corp. (a)	80,895	8,551,410
Gentex Corp.	275,519	9,348,360
Visteon Corp. (a)	26,108	3,277,076
		21,176,846
BANKS — 1.3%
Commerce Bancshares, Inc.	97,960	6,435,972
First Financial Bankshares, Inc.	176,061	6,369,007
Glacier Bancorp, Inc.	93,172	4,286,844
PacWest Bancorp	63,824	1,621,129
Signature Bank	36,617	4,953,914
Umpqua Holdings Corp.	184,939	2,799,976
		26,466,842
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	17,775	17,673,505
BIOTECHNOLOGY — 2.6%
Arrowhead Pharmaceuticals, Inc. (a)	199,308	15,292,903
Emergent BioSolutions, Inc. (a)	87,256	7,818,138
Exelixis, Inc. (a)	601,604	12,074,192
Halozyme Therapeutics, Inc. (a)	247,288	10,561,671
Ligand Pharmaceuticals, Inc. (a) (b)	16,372	1,628,195
United Therapeutics Corp. (a)	36,086	5,477,494
		52,852,593
BUILDING PRODUCTS — 2.2%
Builders FirstSource, Inc. (a)	195,200	7,966,112
Lennox International, Inc. (b)	39,993	10,956,882
Simpson Manufacturing Co., Inc.	84,138	7,862,696
Trex Co., Inc. (a)	224,608	18,804,182
		45,589,872
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 3.3%
Eaton Vance Corp.	221,532	$ 15,048,669
Evercore, Inc. Class A	49,950	5,476,518
FactSet Research Systems, Inc.	73,765	24,526,863
Federated Hermes, Inc.	75,600	2,184,084
Interactive Brokers Group, Inc. Class A	156,601	9,540,133
SEI Investments Co.	118,477	6,808,873
Stifel Financial Corp.	84,466	4,262,154
		67,847,294
CHEMICALS — 2.4%
Ashland Global Holdings, Inc.	38,295	3,032,964
Chemours Co.	144,535	3,583,022
Ingevity Corp. (a)	39,471	2,989,139
NewMarket Corp.	5,430	2,162,714
RPM International, Inc.	156,242	14,183,649
Scotts Miracle-Gro Co.	78,956	15,723,298
Sensient Technologies Corp.	39,701	2,928,743
Valvoline, Inc.	214,984	4,974,730
		49,578,259
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Brink's Co.	36,681	2,641,032
Clean Harbors, Inc. (a)	38,744	2,948,418
IAA, Inc. (a)	260,803	16,946,979
MSA Safety, Inc.	70,491	10,530,651
Stericycle, Inc. (a)	69,697	4,832,093
Tetra Tech, Inc.	104,658	12,117,303
		50,016,476
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	110,498	5,839,820
Lumentum Holdings, Inc. (a)	146,449	13,883,365
		19,723,185
CONSTRUCTION & ENGINEERING — 0.1%
Valmont Industries, Inc.	16,994	2,972,760
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	50,172	5,084,932
CONSUMER FINANCE — 0.9%
LendingTree, Inc. (a) (b)	21,069	5,768,482
Prog Holdings, Inc.	60,735	3,271,794
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SLM Corp.	727,386	$ 9,012,313
		18,052,589
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	76,564	10,480,846
Silgan Holdings, Inc.	67,503	2,503,011
		12,983,857
DIVERSIFIED CONSUMER SERVICES — 0.7%
Grand Canyon Education, Inc. (a)	33,871	3,153,729
Service Corp. International	201,003	9,869,247
WW International, Inc. (a)	35,784	873,130
		13,896,106
ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	60,657	2,943,684
ELECTRICAL EQUIPMENT — 3.3%
EnerSys	40,707	3,381,123
Generac Holdings, Inc. (a)	122,143	27,776,540
Hubbell, Inc.	63,130	9,898,153
Regal Beloit Corp.	39,601	4,863,399
Sunrun, Inc. (a)	303,099	21,029,008
		66,948,223
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Cognex Corp.	339,297	27,240,460
Coherent, Inc. (a)	16,237	2,435,875
II-VI, Inc. (a)	201,229	15,285,355
Littelfuse, Inc.	47,437	12,080,306
National Instruments Corp.	114,247	5,020,013
Trimble, Inc. (a)	486,140	32,459,568
		94,521,577
ENERGY EQUIPMENT & SERVICES — 0.1%
ChampionX Corp. (a)	148,856	2,277,497
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	52,941	2,543,815
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.6%
American Campus Communities, Inc. REIT	104,821	4,483,194
Camden Property Trust REIT	88,761	8,868,999
CoreSite Realty Corp. REIT	53,000	6,639,840
See accompanying notes to financial statements.
8

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CyrusOne, Inc. REIT	233,615	$ 17,088,937
EastGroup Properties, Inc. REIT	44,761	6,179,704
First Industrial Realty Trust, Inc. REIT	127,303	5,363,275
Healthcare Realty Trust, Inc. REIT	106,268	3,145,533
Lamar Advertising Co. Class A REIT	83,644	6,960,854
Life Storage, Inc. REIT	48,923	5,840,917
Medical Properties Trust, Inc. REIT	405,176	8,828,785
PotlatchDeltic Corp. REIT	49,645	2,483,243
PS Business Parks, Inc. REIT	18,043	2,397,374
Rayonier, Inc. REIT	106,686	3,134,435
Rexford Industrial Realty, Inc. REIT	149,193	7,326,868
STORE Capital Corp. REIT	169,188	5,749,008
		94,490,966
FOOD & STAPLES RETAILING — 0.4%
Casey's General Stores, Inc.	27,410	4,895,974
Grocery Outlet Holding Corp. (a)	103,742	4,071,874
		8,967,848
FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	314,408	18,135,053
Flowers Foods, Inc.	149,862	3,391,377
Hain Celestial Group, Inc. (a)	99,907	4,011,266
Lancaster Colony Corp.	21,887	4,021,299
Tootsie Roll Industries, Inc. (b)	13,904	412,949
		29,971,944
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Avanos Medical, Inc. (a)	93,374	4,283,999
Cantel Medical Corp.	35,249	2,779,736
Globus Medical, Inc. Class A (a)	147,872	9,644,212
Haemonetics Corp. (a)	54,061	6,419,744
Hill-Rom Holdings, Inc.	54,296	5,319,379
ICU Medical, Inc. (a)	19,265	4,132,150
Integra LifeSciences Holdings Corp. (a)	69,132	4,488,049
Masimo Corp. (a)	98,407	26,410,471
Neogen Corp. (a)	62,114	4,925,640
Penumbra, Inc. (a) (b)	65,489	11,460,575
Quidel Corp. (a)	74,291	13,346,378
		93,210,333
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	66,036	3,318,970
Amedisys, Inc. (a)	63,728	18,693,334
See accompanying notes to financial statements.
9

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Chemed Corp.	30,954	$ 16,486,410
Encompass Health Corp.	107,946	8,926,055
HealthEquity, Inc. (a) (b)	149,563	10,426,037
LHC Group, Inc. (a)	61,357	13,088,675
Molina Healthcare, Inc. (a)	62,118	13,211,256
		84,150,737
HOTELS, RESTAURANTS & LEISURE — 4.9%
Boyd Gaming Corp.	84,735	3,636,826
Caesars Entertainment, Inc. (a)	234,362	17,406,066
Choice Hotels International, Inc.	29,893	3,190,480
Churchill Downs, Inc.	68,872	13,415,577
Jack in the Box, Inc.	44,426	4,122,733
Papa John's International, Inc.	63,760	5,410,036
Penn National Gaming, Inc. (a) (b)	171,679	14,827,915
Scientific Games Corp. Class A (a)	63,598	2,638,681
Six Flags Entertainment Corp.	56,156	1,914,920
Texas Roadhouse, Inc.	127,079	9,932,495
Wendy's Co.	347,312	7,613,079
Wingstop, Inc.	57,701	7,648,267
Wyndham Destinations, Inc.	65,357	2,931,915
Wyndham Hotels & Resorts, Inc.	97,355	5,786,781
		100,475,771
HOUSEHOLD DURABLES — 1.8%
Helen of Troy, Ltd. (a) (b)	49,210	10,933,970
Tempur Sealy International, Inc. (a)	372,161	10,048,347
Toll Brothers, Inc.	98,648	4,288,228
TopBuild Corp. (a)	64,025	11,785,722
		37,056,267
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	53,503	2,256,757
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	60,025	9,374,705
INSURANCE — 3.0%
Brighthouse Financial, Inc. (a)	173,288	6,273,892
Brown & Brown, Inc.	457,963	21,712,026
Kinsale Capital Group, Inc.	41,400	8,285,382
Primerica, Inc.	76,466	10,241,091
RenaissanceRe Holdings, Ltd.	56,121	9,305,984
See accompanying notes to financial statements.
10

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
RLI Corp.	45,665	$ 4,756,010
		60,574,385
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc. (a) (b)	69,454	1,998,886
Yelp, Inc. (a)	69,230	2,261,744
		4,260,630
INTERNET & DIRECT MARKETING RETAIL — 0.7%
GrubHub, Inc. (a)	179,917	13,362,436
IT SERVICES — 1.9%
CACI International, Inc. Class A (a)	20,973	5,229,198
Concentrix Corp. (a)	38,595	3,809,327
LiveRamp Holdings, Inc. (a)	67,971	4,974,798
MAXIMUS, Inc.	73,701	5,394,176
Perspecta, Inc.	101,568	2,445,757
Sabre Corp.	223,069	2,681,289
Science Applications International Corp.	44,332	4,195,581
WEX, Inc. (a)	49,680	10,111,370
		38,841,496
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	83,481	6,364,591
Mattel, Inc. (a)	677,553	11,823,300
Polaris, Inc.	53,228	5,071,564
		23,259,455
LIFE SCIENCES TOOLS & SERVICES — 4.9%
Bio-Techne Corp.	74,977	23,808,946
Charles River Laboratories International, Inc. (a)	96,614	24,139,974
Medpace Holdings, Inc. (a)	53,543	7,453,185
PRA Health Sciences, Inc. (a)	124,393	15,603,858
Repligen Corp. (a)	97,747	18,731,258
Syneos Health, Inc. (a)	147,707	10,063,278
		99,800,499
MACHINERY — 5.6%
AGCO Corp.	50,332	5,188,726
Donaldson Co., Inc.	122,271	6,832,503
Graco, Inc.	325,482	23,548,623
ITT, Inc.	75,237	5,794,754
Lincoln Electric Holdings, Inc.	115,333	13,407,461
Middleby Corp. (a)	65,713	8,471,720
See accompanying notes to financial statements.
11

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nordson Corp.	65,989	$ 13,260,490
Terex Corp.	51,461	1,795,474
Timken Co.	131,564	10,177,791
Toro Co.	208,347	19,759,629
Woodward, Inc.	58,845	7,151,433
		115,388,604
MEDIA — 2.0%
Cable One, Inc.	10,534	23,466,802
New York Times Co. Class A	280,838	14,538,983
TEGNA, Inc.	171,270	2,389,217
		40,395,002
METALS & MINING — 0.6%
Compass Minerals International, Inc.	31,833	1,964,733
Royal Gold, Inc.	73,775	7,846,709
Worthington Industries, Inc.	40,607	2,084,763
		11,896,205
MULTILINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	110,278	9,017,432
OIL, GAS & CONSUMABLE FUELS — 0.9%
Antero Midstream Corp.	558,538	4,306,328
Cimarex Energy Co.	95,628	3,587,006
CNX Resources Corp. (a)	438,529	4,736,113
EQT Corp.	204,538	2,599,678
Equitrans Midstream Corp.	357,315	2,872,813
		18,101,938
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	117,390	4,363,386
PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	54,779	2,992,577
PHARMACEUTICALS — 1.0%
Jazz Pharmaceuticals PLC (a)	108,079	17,838,439
Nektar Therapeutics (a) (b)	133,095	2,262,615
		20,101,054
PROFESSIONAL SERVICES — 1.6%
ASGN, Inc. (a)	102,580	8,568,507
CoreLogic, Inc.	150,872	11,665,423
See accompanying notes to financial statements.
12

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
FTI Consulting, Inc. (a)	69,121	$ 7,722,198
Insperity, Inc.	68,990	5,617,166
		33,573,294
ROAD & RAIL — 0.9%
Knight-Swift Transportation Holdings, Inc.	243,731	10,192,830
Landstar System, Inc.	46,841	6,307,609
Werner Enterprises, Inc.	52,159	2,045,676
		18,546,115
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.3%
Cirrus Logic, Inc. (a)	48,717	4,004,537
CMC Materials, Inc.	56,388	8,531,504
Cree, Inc. (a) (b)	214,295	22,693,841
Enphase Energy, Inc. (a) (b)	245,295	43,041,914
First Solar, Inc. (a)	164,440	16,266,405
MKS Instruments, Inc.	107,001	16,098,301
Monolithic Power Systems, Inc.	82,358	30,161,970
Semtech Corp. (a)	125,986	9,082,331
Silicon Laboratories, Inc. (a)	50,048	6,373,112
SolarEdge Technologies, Inc. (a) (b)	99,365	31,709,359
Synaptics, Inc. (a)	32,385	3,121,914
Universal Display Corp.	83,209	19,121,428
		210,206,616
SOFTWARE — 6.7%
ACI Worldwide, Inc. (a)	123,108	4,731,040
Blackbaud, Inc.	43,579	2,508,407
CDK Global, Inc.	117,790	6,105,056
Ceridian HCM Holding, Inc. (a)	148,856	15,862,095
CommVault Systems, Inc. (a)	45,122	2,498,405
Fair Isaac Corp. (a)	56,529	28,888,580
J2 Global, Inc. (a) (b)	52,687	5,146,993
Manhattan Associates, Inc. (a)	123,229	12,961,226
Paylocity Holding Corp. (a)	72,628	14,954,832
PTC, Inc. (a)	204,021	24,402,952
Qualys, Inc. (a)	65,279	7,955,552
SailPoint Technologies Holding, Inc. (a) (b)	176,271	9,384,668
Teradata Corp. (a) (b)	78,936	1,773,692
		137,173,498
SPECIALTY RETAIL — 3.1%
Five Below, Inc. (a)	108,403	18,968,357
Lithia Motors, Inc. Class A	50,679	14,832,223
See accompanying notes to financial statements.
13

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
RH (a) (b)	30,341	$ 13,578,204
Williams-Sonoma, Inc.	148,529	15,126,194
		62,504,978
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	25,018	2,186,073
Deckers Outdoor Corp. (a)	54,463	15,618,899
		17,804,972
THRIFTS & MORTGAGE FINANCE — 0.2%
Essent Group, Ltd.	109,770	4,742,064
TRADING COMPANIES & DISTRIBUTORS — 0.6%
MSC Industrial Direct Co., Inc. Class A	44,728	3,774,596
Watsco, Inc.	39,588	8,968,661
		12,743,257
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	216,373	10,232,279
TOTAL COMMON STOCKS (Cost $1,757,693,949)		2,042,174,402
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	1,041,039	1,041,247
State Street Navigator Securities Lending Portfolio II (e) (f)	33,648,608	33,648,608
TOTAL SHORT-TERM INVESTMENTS (Cost $34,689,855)		34,689,855
TOTAL INVESTMENTS — 101.6% (Cost $1,792,383,804)		2,076,864,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(33,262,236)
NET ASSETS — 100.0%		$ 2,043,602,021
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
14

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,042,174,402	$—	$—	$2,042,174,402
Short-Term Investments	34,689,855	—	—	34,689,855
TOTAL INVESTMENTS	$2,076,864,257	$—	$—	$2,076,864,257
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,120,445	$ 1,120,894	$ 34,547,149	$ 34,626,418	$(349)	$(29)	1,041,039	$ 1,041,247	$ 1,042
State Street Navigator Securities Lending Portfolio II	29,274,001	29,274,001	156,031,222	151,656,615	—	—	33,648,608	33,648,608	27,889
Total		$30,394,895	$190,578,371	$186,283,033	$(349)	$(29)		$34,689,855	$28,931
See accompanying notes to financial statements.
15

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Curtiss-Wright Corp.	40,002	$ 4,654,233
Hexcel Corp.	129,062	6,258,216
		10,912,449
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a)	67,690	8,068,648
AIRLINES — 0.5%
JetBlue Airways Corp. (a)	485,670	7,061,642
AUTO COMPONENTS — 2.2%
Adient PLC (a)	143,807	5,000,170
Dana, Inc.	221,229	4,318,390
Gentex Corp.	157,568	5,346,282
Goodyear Tire & Rubber Co.	356,918	3,893,975
Lear Corp.	84,179	13,386,986
Visteon Corp. (a)	22,180	2,784,034
		34,729,837
AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	236,509	8,679,880
Thor Industries, Inc. (b)	85,465	7,947,391
		16,627,271
BANKS — 11.4%
Associated Banc-Corp.	235,212	4,010,365
BancorpSouth Bank	147,658	4,051,736
Bank of Hawaii Corp.	61,299	4,696,729
Bank OZK	187,147	5,852,087
Cathay General Bancorp	114,661	3,690,938
CIT Group, Inc.	150,898	5,417,238
Commerce Bancshares, Inc.	83,936	5,514,595
Cullen/Frost Bankers, Inc.	86,372	7,534,230
East West Bancorp, Inc.	218,286	11,069,283
First Financial Bankshares, Inc.	78,374	2,835,179
First Horizon National Corp.	855,318	10,913,858
FNB Corp.	494,035	4,693,333
Fulton Financial Corp.	248,393	3,159,559
Glacier Bancorp, Inc.	73,086	3,362,687
Hancock Whitney Corp.	132,296	4,500,710
Home BancShares, Inc.	232,671	4,532,431
See accompanying notes to financial statements.
16

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
International Bancshares Corp.	85,261	$ 3,192,172
PacWest Bancorp	128,753	3,270,326
Pinnacle Financial Partners, Inc.	117,104	7,541,498
Prosperity Bancshares, Inc.	142,733	9,899,961
Signature Bank	53,453	7,231,656
Sterling Bancorp	297,604	5,350,920
Synovus Financial Corp.	228,288	7,389,683
TCF Financial Corp.	235,270	8,709,695
Texas Capital Bancshares, Inc. (a)	77,241	4,595,840
Trustmark Corp.	97,101	2,651,828
UMB Financial Corp.	66,158	4,564,240
Umpqua Holdings Corp.	192,196	2,909,847
United Bankshares, Inc.	200,798	6,505,855
Valley National Bancorp	625,006	6,093,808
Webster Financial Corp.	138,136	5,822,432
Wintrust Financial Corp.	89,300	5,455,337
		177,020,056
BIOTECHNOLOGY — 0.5%
Ligand Pharmaceuticals, Inc. (a)	11,842	1,177,687
United Therapeutics Corp. (a)	39,475	5,991,910
		7,169,597
BUILDING PRODUCTS — 1.6%
Builders FirstSource, Inc. (a)	160,604	6,554,249
Lennox International, Inc.	21,912	6,003,231
Owens Corning	166,774	12,634,798
		25,192,278
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	69,583	7,076,591
Evercore, Inc. Class A	23,003	2,522,049
Federated Hermes, Inc.	85,310	2,464,606
Janus Henderson Group PLC	229,718	7,468,132
SEI Investments Co.	90,024	5,173,679
Stifel Financial Corp.	91,445	4,614,315
		29,319,372
CHEMICALS — 2.8%
Ashland Global Holdings, Inc.	53,377	4,227,459
Avient Corp.	140,067	5,641,899
Cabot Corp.	86,630	3,887,954
Chemours Co.	138,544	3,434,506
Ingevity Corp. (a)	32,216	2,439,718
See accompanying notes to financial statements.
17

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Minerals Technologies, Inc.	52,011	$ 3,230,923
NewMarket Corp.	6,962	2,772,895
Olin Corp.	220,020	5,403,691
RPM International, Inc.	76,344	6,930,508
Sensient Technologies Corp.	33,764	2,490,770
Valvoline, Inc.	113,470	2,625,696
		43,086,019
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Brink's Co.	46,970	3,381,840
Clean Harbors, Inc. (a)	47,472	3,612,619
Healthcare Services Group, Inc.	113,977	3,202,754
Herman Miller, Inc.	90,226	3,049,639
HNI Corp.	65,379	2,252,960
KAR Auction Services, Inc.	197,862	3,682,212
Stericycle, Inc. (a)	85,552	5,931,320
		25,113,344
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	150,118	7,933,736
NetScout Systems, Inc. (a)	112,622	3,088,095
ViaSat, Inc. (a) (b)	98,233	3,207,308
		14,229,139
CONSTRUCTION & ENGINEERING — 2.3%
AECOM (a)	232,395	11,568,623
Dycom Industries, Inc. (a)	48,846	3,688,850
EMCOR Group, Inc.	84,853	7,760,655
Fluor Corp.	191,673	3,061,018
MasTec, Inc. (a)	86,810	5,918,706
Valmont Industries, Inc.	19,156	3,350,959
		35,348,811
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	24,288	2,461,589
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	63,415	4,441,587
Navient Corp.	285,275	2,801,400
Prog Holdings, Inc.	55,848	3,008,532
		10,251,519
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	38,662	5,292,441
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Greif, Inc. Class A	40,493	$ 1,898,312
O-I Glass, Inc.	240,683	2,864,127
Silgan Holdings, Inc.	68,561	2,542,242
Sonoco Products Co.	154,883	9,176,818
		21,773,940
DIVERSIFIED CONSUMER SERVICES — 1.6%
Adtalem Global Education, Inc. (a)	79,792	2,708,938
Graham Holdings Co. Class B	6,210	3,312,290
Grand Canyon Education, Inc. (a)	45,182	4,206,896
H&R Block, Inc.	280,837	4,454,075
Service Corp. International	105,837	5,196,597
Strategic Education, Inc.	37,326	3,558,288
WW International, Inc. (a)	43,428	1,059,643
		24,496,727
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Jefferies Financial Group, Inc.	319,425	7,857,855
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	79,629	4,932,220
Hawaiian Electric Industries, Inc.	168,967	5,979,742
IDACORP, Inc.	77,899	7,480,641
OGE Energy Corp.	308,466	9,827,727
PNM Resources, Inc.	74,396	3,610,438
		31,830,768
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	56,448	6,835,288
EnerSys	33,233	2,760,333
Hubbell, Inc.	33,220	5,208,564
nVent Electric PLC	263,245	6,130,976
Regal Beloit Corp.	31,073	3,816,075
		24,751,236
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Arrow Electronics, Inc. (a)	116,477	11,333,212
Avnet, Inc.	151,353	5,314,004
Belden, Inc.	68,277	2,860,806
Coherent, Inc. (a)	24,690	3,703,994
Jabil, Inc.	207,643	8,831,057
National Instruments Corp.	110,497	4,855,238
SYNNEX Corp.	63,154	5,143,262
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Vishay Intertechnology, Inc.	203,013	$ 4,204,399
		46,245,972
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	167,937	2,569,436
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	164,599	2,865,668
World Wrestling Entertainment, Inc. Class A (b)	30,037	1,443,278
		4,308,946
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.8%
American Campus Communities, Inc. REIT	130,003	5,560,228
Apartment Income REIT Corp. (a)	229,722	8,823,622
Brixmor Property Group, Inc. REIT	457,821	7,576,938
Camden Property Trust REIT	79,784	7,972,017
CoreSite Realty Corp. REIT	23,585	2,954,729
Corporate Office Properties Trust REIT	171,806	4,480,700
Cousins Properties, Inc. REIT	229,320	7,682,220
Douglas Emmett, Inc. REIT	254,561	7,428,090
EastGroup Properties, Inc. REIT	25,392	3,505,620
EPR Properties REIT	114,289	3,714,392
First Industrial Realty Trust, Inc. REIT	96,815	4,078,816
Healthcare Realty Trust, Inc. REIT	124,943	3,698,313
Highwoods Properties, Inc. REIT	160,814	6,373,059
Hudson Pacific Properties, Inc. REIT	235,535	5,657,551
JBG SMITH Properties REIT	170,355	5,327,001
Kilroy Realty Corp. REIT	161,734	9,283,532
Lamar Advertising Co. Class A REIT	66,830	5,561,593
Life Storage, Inc. REIT	35,675	4,259,238
Macerich Co. REIT (b)	171,639	1,831,388
Medical Properties Trust, Inc. REIT	504,084	10,983,990
National Retail Properties, Inc. REIT	267,854	10,960,586
Omega Healthcare Investors, Inc. REIT	349,708	12,701,395
Park Hotels & Resorts, Inc. REIT	364,127	6,244,778
Pebblebrook Hotel Trust REIT	200,428	3,768,046
Physicians Realty Trust REIT	322,336	5,737,581
PotlatchDeltic Corp. REIT	63,523	3,177,420
PS Business Parks, Inc. REIT	16,560	2,200,327
Rayonier, Inc. REIT	125,377	3,683,576
Rexford Industrial Realty, Inc. REIT	81,896	4,021,913
Sabra Health Care REIT, Inc.	320,397	5,565,296
Service Properties Trust REIT	252,354	2,899,547
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	176,407	$ 7,086,269
STORE Capital Corp. REIT	229,897	7,811,900
Urban Edge Properties REIT	167,992	2,173,816
Weingarten Realty Investors REIT	184,404	3,996,035
		198,781,522
FOOD & STAPLES RETAILING — 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	211,893	7,899,371
Casey's General Stores, Inc.	35,426	6,327,792
Grocery Outlet Holding Corp. (a)	49,812	1,955,121
Sprouts Farmers Market, Inc. (a)	180,628	3,630,623
		19,812,907
FOOD PRODUCTS — 2.3%
Flowers Foods, Inc.	183,821	4,159,869
Hain Celestial Group, Inc. (a)	48,007	1,927,481
Ingredion, Inc.	103,401	8,134,557
Lancaster Colony Corp.	12,574	2,310,221
Pilgrim's Pride Corp. (a)	74,562	1,462,161
Post Holdings, Inc. (a)	94,489	9,544,334
Sanderson Farms, Inc.	30,310	4,006,982
Tootsie Roll Industries, Inc. (b)	15,216	451,915
TreeHouse Foods, Inc. (a)	86,552	3,677,594
		35,675,114
GAS UTILITIES — 2.5%
National Fuel Gas Co.	140,793	5,790,816
New Jersey Resources Corp.	147,240	5,234,382
ONE Gas, Inc.	82,077	6,301,051
Southwest Gas Holdings, Inc.	87,051	5,288,348
Spire, Inc.	79,029	5,061,017
UGI Corp.	321,233	11,230,306
		38,905,920
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Cantel Medical Corp.	29,968	2,363,276
Haemonetics Corp. (a)	34,966	4,152,213
Hill-Rom Holdings, Inc.	59,348	5,814,324
ICU Medical, Inc. (a)	14,652	3,142,707
Integra LifeSciences Holdings Corp. (a)	54,196	3,518,404
LivaNova PLC (a)	74,442	4,928,805
Neogen Corp. (a)	32,466	2,574,554
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
NuVasive, Inc. (a)	78,566	$ 4,425,623
		30,919,906
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a)	84,521	4,248,025
Encompass Health Corp.	67,778	5,604,563
Molina Healthcare, Inc. (a)	42,080	8,949,574
Patterson Cos., Inc.	133,019	3,941,353
Tenet Healthcare Corp. (a)	163,077	6,511,665
		29,255,180
HOTELS, RESTAURANTS & LEISURE — 3.1%
Boyd Gaming Corp.	56,604	2,429,444
Caesars Entertainment, Inc. (a)	134,883	10,017,760
Choice Hotels International, Inc.	20,774	2,217,209
Cracker Barrel Old Country Store, Inc.	36,304	4,789,224
Marriott Vacations Worldwide Corp.	63,326	8,689,594
Penn National Gaming, Inc. (a) (b)	91,090	7,867,443
Scientific Games Corp. Class A (a)	36,130	1,499,034
Six Flags Entertainment Corp.	71,795	2,448,209
Wyndham Destinations, Inc.	80,186	3,597,144
Wyndham Hotels & Resorts, Inc.	65,636	3,901,404
		47,456,465
HOUSEHOLD DURABLES — 1.1%
KB Home	134,816	4,519,032
Taylor Morrison Home Corp. (a)	198,987	5,104,017
Toll Brothers, Inc.	98,493	4,281,491
TRI Pointe Group, Inc. (a)	194,153	3,349,139
		17,253,679
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	47,270	1,993,849
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	34,324	5,360,722
INSURANCE — 5.8%
Alleghany Corp.	22,049	13,310,761
American Financial Group, Inc.	108,501	9,506,858
CNO Financial Group, Inc.	212,802	4,730,588
First American Financial Corp.	172,182	8,889,757
Genworth Financial, Inc. Class A (a)	774,833	2,928,869
Hanover Insurance Group, Inc.	57,543	6,727,927
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Kemper Corp.	94,899	$ 7,291,090
Mercury General Corp.	40,679	2,123,851
Old Republic International Corp.	436,380	8,601,050
Reinsurance Group of America, Inc.	104,688	12,133,339
RenaissanceRe Holdings, Ltd.	33,820	5,608,032
RLI Corp.	24,853	2,588,440
Selective Insurance Group, Inc.	91,655	6,139,052
		90,579,614
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	92,714	2,668,309
Yelp, Inc. (a)	52,188	1,704,982
		4,373,291
IT SERVICES — 2.9%
Alliance Data Systems Corp.	73,084	5,415,524
CACI International, Inc. Class A (a)	22,080	5,505,206
Concentrix Corp. (a)	32,844	3,241,703
KBR, Inc.	220,187	6,810,384
LiveRamp Holdings, Inc. (a)	47,693	3,490,651
MAXIMUS, Inc.	35,734	2,615,372
Perspecta, Inc.	129,868	3,127,221
Sabre Corp.	310,916	3,737,210
Science Applications International Corp.	54,396	5,148,038
WEX, Inc. (a)	28,402	5,780,659
		44,871,968
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	53,941	4,112,462
Polaris, Inc.	47,070	4,484,829
		8,597,291
MACHINERY — 4.1%
AGCO Corp.	54,541	5,622,632
Colfax Corp. (a)	155,844	5,959,475
Crane Co.	76,393	5,932,680
Donaldson Co., Inc.	97,707	5,459,867
ITT, Inc.	73,543	5,664,282
Kennametal, Inc.	127,460	4,619,150
Middleby Corp. (a)	33,196	4,279,628
Nordson Corp.	30,610	6,151,079
Oshkosh Corp.	105,209	9,055,339
Terex Corp.	65,809	2,296,076
Trinity Industries, Inc. (b)	129,340	3,413,283
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Woodward, Inc.	42,954	$ 5,220,200
		63,673,691
MARINE — 0.3%
Kirby Corp. (a)	91,950	4,765,769
MEDIA — 0.4%
John Wiley & Sons, Inc. Class A	66,842	3,052,006
TEGNA, Inc.	201,374	2,809,167
		5,861,173
METALS & MINING — 2.6%
Commercial Metals Co.	183,799	3,775,231
Compass Minerals International, Inc.	27,048	1,669,403
Reliance Steel & Aluminum Co.	98,252	11,765,677
Royal Gold, Inc.	42,152	4,483,287
Steel Dynamics, Inc.	308,081	11,358,946
United States Steel Corp.	337,500	5,659,875
Worthington Industries, Inc.	23,102	1,186,057
		39,898,476
MULTI-UTILITIES — 1.2%
Black Hills Corp.	96,113	5,906,144
MDU Resources Group, Inc.	309,503	8,152,309
NorthWestern Corp.	77,458	4,516,576
		18,575,029
MULTILINE RETAIL — 1.0%
Kohl's Corp.	243,139	9,893,326
Nordstrom, Inc. (b)	166,579	5,198,931
		15,092,257
OIL, GAS & CONSUMABLE FUELS — 1.3%
Cimarex Energy Co.	81,139	3,043,524
EQT Corp.	261,633	3,325,355
Equitrans Midstream Corp.	342,330	2,752,333
Murphy Oil Corp. (b)	221,115	2,675,492
World Fuel Services Corp.	97,275	3,031,089
WPX Energy, Inc. (a)	618,531	5,041,028
		19,868,821
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	84,536	2,675,564
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	75,353	$ 2,800,871
		5,476,435
PERSONAL PRODUCTS — 0.5%
Coty, Inc. Class A	433,864	3,045,725
Edgewell Personal Care Co.	83,258	2,879,062
Nu Skin Enterprises, Inc. Class A	35,120	1,918,606
		7,843,393
PHARMACEUTICALS — 0.4%
Nektar Therapeutics (a)	170,315	2,895,355
Prestige Consumer Healthcare, Inc. (a)	76,691	2,674,215
		5,569,570
PROFESSIONAL SERVICES — 0.5%
ManpowerGroup, Inc.	88,805	8,008,435
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Jones Lang LaSalle, Inc.	79,046	11,728,055
ROAD & RAIL — 0.8%
Avis Budget Group, Inc. (a)	79,004	2,946,849
Landstar System, Inc.	21,733	2,926,566
Ryder System, Inc.	82,558	5,098,782
Werner Enterprises, Inc.	47,993	1,882,286
		12,854,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Cirrus Logic, Inc. (a)	50,582	4,157,840
Silicon Laboratories, Inc. (a)	27,500	3,501,850
Synaptics, Inc. (a)	27,444	2,645,602
		10,305,292
SOFTWARE — 1.9%
ACI Worldwide, Inc. (a)	82,196	3,158,792
Blackbaud, Inc.	41,750	2,403,130
CDK Global, Inc.	93,178	4,829,416
Ceridian HCM Holding, Inc. (a)	82,342	8,774,364
CommVault Systems, Inc. (a)	36,754	2,035,069
InterDigital, Inc.	47,184	2,863,125
J2 Global, Inc. (a)	24,288	2,372,695
Teradata Corp. (a) (b)	105,437	2,369,169
		28,805,760
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 2.0%
American Eagle Outfitters, Inc. (b)	229,022	$ 4,596,471
AutoNation, Inc. (a)	90,173	6,293,174
Dick's Sporting Goods, Inc.	100,654	5,657,761
Foot Locker, Inc.	161,534	6,532,435
Murphy USA, Inc.	41,146	5,384,777
Urban Outfitters, Inc. (a)	104,771	2,682,138
		31,146,756
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
NCR Corp. (a)	199,090	7,479,811
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	67,550	6,354,428
Columbia Sportswear Co.	27,057	2,364,241
Skechers U.S.A., Inc. Class A (a)	209,349	7,524,003
		16,242,672
THRIFTS & MORTGAGE FINANCE — 1.3%
Essent Group, Ltd.	86,110	3,719,952
MGIC Investment Corp.	523,756	6,573,138
New York Community Bancorp, Inc.	716,310	7,557,070
Washington Federal, Inc.	116,125	2,989,058
		20,839,218
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	53,549	4,454,206
MSC Industrial Direct Co., Inc. Class A	35,037	2,956,772
Univar Solutions, Inc. (a)	258,937	4,922,392
Watsco, Inc.	19,074	4,321,215
		16,654,585
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	172,253	8,145,844
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	152,420	2,830,439
TOTAL COMMON STOCKS (Cost $1,542,026,986)		1,545,929,843
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	2,503,791	2,504,292
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	6,284,844	$ 6,284,844
TOTAL SHORT-TERM INVESTMENTS (Cost $8,789,136)		8,789,136
TOTAL INVESTMENTS — 100.4% (Cost $1,550,816,122)		1,554,718,979
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(6,526,311)
NET ASSETS — 100.0%		$ 1,548,192,668
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,545,929,843	$—	$—	$1,545,929,843
Short-Term Investments	8,789,136	—	—	8,789,136
TOTAL INVESTMENTS	$1,554,718,979	$—	$—	$1,554,718,979
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	665,683	$ 665,950	$31,063,833	$ 29,225,011	$(480)	$—	2,503,791	$2,504,292	$ —
State Street Navigator Securities Lending Portfolio II	14,708,452	14,708,452	68,593,599	77,017,207	—	—	6,284,844	6,284,844	42,078
Total		$15,374,402	$99,657,432	$106,242,218	$(480)	$—		$8,789,136	$42,078
See accompanying notes to financial statements.
27

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	50,683	$ 1,835,738
Aerojet Rocketdyne Holdings, Inc. (a)	109,391	5,781,314
AeroVironment, Inc. (a)	33,344	2,897,593
Cubic Corp.	48,195	2,990,018
Kaman Corp.	41,928	2,395,347
Moog, Inc. Class A	44,897	3,560,332
National Presto Industries, Inc.	8,058	712,569
Park Aerospace Corp.	28,275	379,168
Triumph Group, Inc.	79,005	992,303
		21,544,382
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	39,997	2,181,436
Echo Global Logistics, Inc. (a)	40,714	1,091,950
Forward Air Corp.	42,062	3,232,044
Hub Group, Inc. Class A (a)	51,244	2,920,908
		9,426,338
AIRLINES — 0.6%
Allegiant Travel Co.	19,954	3,776,095
Hawaiian Holdings, Inc.	70,228	1,243,035
SkyWest, Inc.	76,702	3,091,858
		8,110,988
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	173,012	1,442,920
Cooper Tire & Rubber Co.	77,108	3,122,874
Cooper-Standard Holdings, Inc. (a)	25,673	890,083
Dorman Products, Inc. (a)	43,933	3,814,263
Gentherm, Inc. (a)	50,005	3,261,326
LCI Industries	38,308	4,967,781
Motorcar Parts of America, Inc. (a)	28,748	564,036
Patrick Industries, Inc.	33,577	2,294,988
Standard Motor Products, Inc.	30,956	1,252,480
		21,610,751
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	51,688	3,098,179
BANKS — 8.6%
Allegiance Bancshares, Inc.	28,851	984,685
Ameris Bancorp	106,338	4,048,288
See accompanying notes to financial statements.
28

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Banc of California, Inc.	68,028	$ 1,000,692
BancFirst Corp.	28,468	1,671,072
BankUnited, Inc.	141,374	4,916,988
Banner Corp.	53,817	2,507,334
Berkshire Hills Bancorp, Inc.	77,125	1,320,380
Boston Private Financial Holdings, Inc.	126,260	1,066,897
Brookline Bancorp, Inc.	120,593	1,451,940
Cadence BanCorp	192,801	3,165,792
Central Pacific Financial Corp.	43,080	818,951
City Holding Co.	24,146	1,679,354
Columbia Banking System, Inc.	109,579	3,933,886
Community Bank System, Inc.	81,457	5,075,586
Customers Bancorp, Inc. (a)	45,192	821,591
CVB Financial Corp.	194,896	3,800,472
Dime Community Bancshares, Inc.	43,415	684,655
Eagle Bancorp, Inc.	49,567	2,047,117
FB Financial Corp.	47,250	1,640,992
First BanCorp	333,869	3,078,272
First BanCorp.	43,844	1,483,242
First Commonwealth Financial Corp.	147,071	1,608,957
First Financial Bancorp	149,960	2,628,799
First Hawaiian, Inc.	199,983	4,715,599
First Midwest Bancorp, Inc.	174,891	2,784,265
Great Western Bancorp, Inc.	84,003	1,755,663
Hanmi Financial Corp.	46,129	523,103
Heritage Financial Corp.	54,856	1,283,082
Hope Bancorp, Inc.	186,775	2,037,715
Independent Bank Corp.	50,398	3,681,070
Independent Bank Group, Inc.	56,223	3,515,062
National Bank Holdings Corp. Class A	46,287	1,516,362
NBT Bancorp, Inc.	66,155	2,123,575
OFG Bancorp	78,432	1,454,129
Old National Bancorp	252,981	4,189,365
Pacific Premier Bancorp, Inc.	144,418	4,524,616
Park National Corp. (b)	21,548	2,262,755
Preferred Bank	20,795	1,049,524
Renasant Corp.	85,994	2,896,278
S&T Bancorp, Inc.	60,148	1,494,076
Seacoast Banking Corp. of Florida (a)	84,440	2,486,758
ServisFirst Bancshares, Inc.	71,360	2,875,094
Simmons First National Corp. Class A	166,541	3,595,620
Southside Bancshares, Inc.	47,988	1,489,068
See accompanying notes to financial statements.
29

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tompkins Financial Corp.	18,520	$ 1,307,512
Triumph Bancorp, Inc. (a)	34,215	1,661,138
United Community Banks, Inc.	132,529	3,769,125
Veritex Holdings, Inc.	76,365	1,959,526
Westamerica Bancorporation	41,149	2,275,128
		114,661,150
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	7,122	1,896,375
MGP Ingredients, Inc. (b)	20,239	952,447
National Beverage Corp. (b)	17,489	1,484,816
		4,333,638
BIOTECHNOLOGY — 1.3%
Anika Therapeutics, Inc. (a)	21,779	985,718
Coherus Biosciences, Inc. (a) (b)	96,240	1,672,651
Cytokinetics, Inc. (a)	107,495	2,233,746
Eagle Pharmaceuticals, Inc. (a)	17,713	824,894
Enanta Pharmaceuticals, Inc. (a)	27,468	1,156,403
Myriad Genetics, Inc. (a)	114,017	2,254,686
REGENXBIO, Inc. (a)	45,400	2,059,344
Spectrum Pharmaceuticals, Inc. (a)	223,723	762,895
Vanda Pharmaceuticals, Inc. (a)	83,346	1,095,167
Xencor, Inc. (a) (b)	87,320	3,809,772
		16,855,276
BUILDING PRODUCTS — 2.0%
AAON, Inc.	62,369	4,155,647
American Woodmark Corp. (a)	26,022	2,442,165
Apogee Enterprises, Inc.	40,396	1,279,745
Gibraltar Industries, Inc. (a)	49,450	3,557,433
Griffon Corp.	68,856	1,403,285
Insteel Industries, Inc.	29,972	667,476
PGT Innovations, Inc. (a)	89,631	1,823,095
Quanex Building Products Corp.	50,131	1,111,404
Resideo Technologies, Inc. (a)	214,937	4,569,561
UFP Industries, Inc.	93,586	5,198,702
		26,208,513
CAPITAL MARKETS — 1.0%
Blucora, Inc. (a)	73,764	1,173,585
Brightsphere Investment Group, Inc.	90,200	1,739,056
Donnelley Financial Solutions, Inc. (a)	45,582	773,527
Greenhill & Co., Inc.	22,579	274,109
See accompanying notes to financial statements.
30

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Piper Sandler Cos.	21,057	$ 2,124,651
StoneX Group, Inc. (a)	24,975	1,446,053
Virtus Investment Partners, Inc.	10,901	2,365,517
Waddell & Reed Financial, Inc. Class A	95,622	2,435,492
WisdomTree Investments, Inc.	171,236	916,113
		13,248,103
CHEMICALS — 3.0%
AdvanSix, Inc. (a)	42,476	849,095
American Vanguard Corp.	41,376	642,156
Balchem Corp.	49,230	5,672,281
Ferro Corp. (a)	126,235	1,846,818
FutureFuel Corp.	40,557	515,074
GCP Applied Technologies, Inc. (a)	73,812	1,745,654
Hawkins, Inc.	14,372	751,799
HB Fuller Co.	79,190	4,108,377
Innospec, Inc.	37,615	3,412,809
Koppers Holdings, Inc. (a)	31,720	988,395
Kraton Corp. (a)	48,876	1,358,264
Livent Corp. (a) (b)	223,831	4,216,976
Quaker Chemical Corp. (b)	20,176	5,112,397
Rayonier Advanced Materials, Inc. (a)	95,998	625,907
Stepan Co.	32,609	3,890,906
Tredegar Corp.	40,216	671,607
Trinseo SA	58,605	3,001,162
		39,409,677
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	102,078	3,862,631
Brady Corp. Class A	74,187	3,918,557
Deluxe Corp.	64,518	1,883,926
Harsco Corp. (a)	119,598	2,150,372
Interface, Inc.	89,608	940,884
Matthews International Corp. Class A	47,738	1,403,497
Pitney Bowes, Inc. (b)	266,510	1,641,702
Team, Inc. (a)	45,839	499,645
UniFirst Corp.	23,201	4,911,420
US Ecology, Inc.	47,652	1,731,197
Viad Corp.	31,324	1,132,989
		24,076,820
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	72,233	1,066,881
See accompanying notes to financial statements.
31

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Applied Optoelectronics, Inc. (a) (b)	31,042	$ 264,168
CalAmp Corp. (a)	54,421	539,856
Comtech Telecommunications Corp.	37,373	773,247
Digi International, Inc. (a)	44,974	850,009
Extreme Networks, Inc. (a)	186,437	1,284,551
Harmonic, Inc. (a) (b)	148,215	1,095,309
NETGEAR, Inc. (a)	45,867	1,863,576
Plantronics, Inc. (b)	56,517	1,527,655
Viavi Solutions, Inc. (a)	350,351	5,246,506
		14,511,758
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	47,106	894,543
Arcosa, Inc.	73,889	4,058,723
Comfort Systems USA, Inc.	55,735	2,935,005
Granite Construction, Inc. (b)	70,808	1,891,282
Matrix Service Co. (a)	40,470	445,979
MYR Group, Inc. (a)	25,535	1,534,653
		11,760,185
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	24,343	972,990
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a)	47,410	1,846,619
Enova International, Inc. (a)	54,897	1,359,799
EZCORP, Inc. Class A (a)	78,000	373,620
Green Dot Corp. Class A (a)	81,276	4,535,201
PRA Group, Inc. (a) (b)	69,154	2,742,647
World Acceptance Corp. (a) (b)	6,081	621,600
		11,479,486
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	54,410	1,130,640
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	68,782	2,020,127
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	22,860	696,773
Perdoceo Education Corp. (a)	106,367	1,343,415
Regis Corp. (a) (b)	37,320	342,971
		2,383,159
See accompanying notes to financial statements.
32

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	16,780	$ 700,733
Cincinnati Bell, Inc. (a)	77,881	1,190,022
Cogent Communications Holdings, Inc.	64,308	3,850,120
Consolidated Communications Holdings, Inc. (a)	110,370	539,709
Iridium Communications, Inc. (a)	178,682	7,026,670
Vonage Holdings Corp. (a)	355,571	4,577,976
		17,885,230
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	39,506	1,874,165
Encore Wire Corp.	31,594	1,913,648
Powell Industries, Inc.	13,253	390,831
Vicor Corp. (a)	32,259	2,974,925
		7,153,569
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arlo Technologies, Inc. (a)	120,978	942,419
Badger Meter, Inc.	44,257	4,162,814
Bel Fuse, Inc. Class B	15,773	237,068
Benchmark Electronics, Inc.	55,650	1,503,107
CTS Corp.	49,386	1,695,421
Daktronics, Inc.	56,405	263,975
ePlus, Inc. (a)	20,752	1,825,138
Fabrinet (a)	56,549	4,387,637
FARO Technologies, Inc. (a)	27,364	1,932,719
Insight Enterprises, Inc. (a)	53,371	4,060,999
Itron, Inc. (a)	61,426	5,890,754
Knowles Corp. (a)	140,240	2,584,623
Methode Electronics, Inc.	56,876	2,177,213
MTS Systems Corp.	28,948	1,683,616
OSI Systems, Inc. (a)	25,495	2,376,644
PC Connection, Inc.	16,981	803,032
Plexus Corp. (a)	44,125	3,451,016
Rogers Corp. (a)	28,521	4,429,026
Sanmina Corp. (a)	99,553	3,174,745
ScanSource, Inc. (a)	38,693	1,020,721
TTM Technologies, Inc. (a)	150,461	2,075,610
		50,678,297
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	197,473	1,710,116
Bristow Group, Inc. (a)	35,452	933,097
See accompanying notes to financial statements.
33

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Core Laboratories NV	68,407	$ 1,813,469
DMC Global, Inc. (b)	22,398	968,713
Dril-Quip, Inc. (a)	54,030	1,600,369
Exterran Corp. (a)	35,361	156,296
Helix Energy Solutions Group, Inc. (a) (b)	215,365	904,533
Helmerich & Payne, Inc.	164,636	3,812,970
Nabors Industries, Ltd.	10,044	584,862
Oceaneering International, Inc. (a)	150,832	1,199,114
Oil States International, Inc. (a)	91,128	457,462
Patterson-UTI Energy, Inc.	286,841	1,508,784
ProPetro Holding Corp. (a)	122,007	901,632
RPC, Inc. (a) (b)	83,246	262,225
US Silica Holdings, Inc. (b)	110,104	772,930
		17,586,572
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	226,417	2,040,017
Marcus Corp. (b)	34,544	465,653
		2,505,670
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Acadia Realty Trust REIT	130,626	1,853,583
Agree Realty Corp. REIT (b)	84,685	5,638,327
Alexander & Baldwin, Inc. REIT (a)	110,712	1,902,032
American Assets Trust, Inc. REIT	76,554	2,210,879
Armada Hoffler Properties, Inc. REIT	88,681	995,001
Brandywine Realty Trust REIT	260,986	3,108,343
CareTrust REIT, Inc.	146,453	3,248,327
Centerspace REIT	19,607	1,385,038
Chatham Lodging Trust REIT	71,912	776,650
Community Healthcare Trust, Inc. REIT	32,828	1,546,527
CoreCivic, Inc. REIT (b)	184,354	1,207,519
DiamondRock Hospitality Co. REIT	305,279	2,518,552
Diversified Healthcare Trust REIT	366,214	1,508,802
Easterly Government Properties, Inc. REIT	122,677	2,778,634
Essential Properties Realty Trust, Inc. REIT	160,141	3,394,989
Four Corners Property Trust, Inc. REIT	112,345	3,344,511
Franklin Street Properties Corp. REIT	147,328	643,823
GEO Group, Inc. REIT (b)	185,896	1,647,039
Getty Realty Corp. REIT	53,889	1,484,103
Global Net Lease, Inc. REIT	136,863	2,345,832
Hersha Hospitality Trust REIT	56,418	445,138
Independence Realty Trust, Inc. REIT	142,914	1,919,335
See accompanying notes to financial statements.
34

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	99,002	$ 2,305,757
Innovative Industrial Properties, Inc. REIT (b)	33,903	6,208,656
iStar, Inc. REIT (b)	113,233	1,681,510
Kite Realty Group Trust REIT	127,518	1,907,669
Lexington Realty Trust REIT	423,757	4,500,299
LTC Properties, Inc. REIT	60,016	2,335,223
Mack-Cali Realty Corp. REIT	130,388	1,624,634
National Storage Affiliates Trust REIT	95,444	3,438,847
NexPoint Residential Trust, Inc. REIT	33,561	1,419,966
Office Properties Income Trust REIT	74,323	1,688,619
Retail Opportunity Investments Corp. REIT	180,586	2,418,047
Retail Properties of America, Inc. Class A REIT	327,870	2,806,567
RPT Realty REIT	123,907	1,071,796
Safehold, Inc. REIT (b)	21,110	1,530,264
Saul Centers, Inc. REIT	19,217	608,795
SITE Centers Corp. REIT	230,570	2,333,368
Summit Hotel Properties, Inc. REIT	161,192	1,452,340
Tanger Factory Outlet Centers, Inc. REIT (b)	143,312	1,427,387
Uniti Group, Inc. REIT	356,083	4,176,854
Universal Health Realty Income Trust REIT	19,497	1,253,072
Urstadt Biddle Properties, Inc. Class A REIT	45,185	638,464
Washington Real Estate Investment Trust	125,055	2,704,940
Whitestone REIT	60,434	481,659
Xenia Hotels & Resorts, Inc. REIT	174,050	2,645,560
		98,563,277
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	47,016	1,152,362
Chefs' Warehouse, Inc. (a)	48,549	1,247,224
PriceSmart, Inc.	35,290	3,214,566
SpartanNash Co.	54,595	950,499
United Natural Foods, Inc. (a)	83,819	1,338,589
		7,903,240
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	97,515	2,704,091
Calavo Growers, Inc.	25,539	1,773,173
Cal-Maine Foods, Inc. (a)	57,146	2,145,261
Fresh Del Monte Produce, Inc.	46,171	1,111,336
J&J Snack Foods Corp.	22,900	3,557,973
John B Sanfilippo & Son, Inc.	13,521	1,066,266
Seneca Foods Corp. Class A (a)	10,474	417,912
See accompanying notes to financial statements.
35

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Simply Good Foods Co. (a)	128,408	$ 4,026,875
		16,802,887
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	26,728	2,892,237
Northwest Natural Holding Co.	46,814	2,152,976
South Jersey Industries, Inc.	153,882	3,316,157
		8,361,370
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	57,434	880,463
Cardiovascular Systems, Inc. (a)	61,253	2,680,431
CONMED Corp.	43,504	4,872,448
CryoLife, Inc. (a)	58,629	1,384,231
Cutera, Inc. (a)	26,553	640,193
Glaukos Corp. (a) (b)	68,404	5,148,085
Heska Corp. (a) (b)	13,626	1,984,627
Inogen, Inc. (a)	27,951	1,248,851
Integer Holdings Corp. (a)	50,282	4,082,396
Invacare Corp.	54,408	486,952
Lantheus Holdings, Inc. (a)	101,892	1,374,523
LeMaitre Vascular, Inc.	25,567	1,035,464
Meridian Bioscience, Inc. (a)	65,799	1,229,783
Merit Medical Systems, Inc. (a)	74,747	4,149,206
Mesa Laboratories, Inc. (b)	7,458	2,137,761
Natus Medical, Inc. (a)	51,987	1,041,819
OraSure Technologies, Inc. (a)	109,760	1,161,810
Orthofix Medical, Inc. (a)	29,582	1,271,434
Surmodics, Inc. (a)	20,802	905,303
Tactile Systems Technology, Inc. (a)	29,583	1,329,460
Varex Imaging Corp. (a)	60,071	1,001,984
Zynex, Inc. (a) (b)	29,576	398,093
		40,445,317
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Addus HomeCare Corp. (a)	22,985	2,691,314
AMN Healthcare Services, Inc. (a)	71,565	4,884,311
BioTelemetry, Inc. (a)	51,998	3,748,016
Community Health Systems, Inc. (a)	171,899	1,277,210
CorVel Corp. (a)	13,992	1,483,152
Covetrus, Inc. (a)	151,509	4,354,369
Cross Country Healthcare, Inc. (a)	52,571	466,305
Ensign Group, Inc.	77,944	5,683,676
See accompanying notes to financial statements.
36

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fulgent Genetics, Inc. (a)	20,045	$ 1,044,345
Hanger, Inc. (a)	58,191	1,279,620
Magellan Health, Inc. (a)	34,812	2,883,826
MEDNAX, Inc. (a)	130,890	3,212,041
Owens & Minor, Inc.	110,810	2,997,410
Providence Service Corp. (a)	18,781	2,603,610
R1 RCM, Inc. (a)	177,923	4,273,710
RadNet, Inc. (a)	65,376	1,279,408
Select Medical Holdings Corp. (a)	163,788	4,530,376
The Pennant Group, Inc. (a)	38,602	2,241,232
Tivity Health, Inc. (a) (b)	57,281	1,122,135
US Physical Therapy, Inc.	19,399	2,332,730
		54,388,796
HEALTH CARE TECHNOLOGY — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	241,744	3,490,783
Computer Programs & Systems, Inc.	19,674	528,050
HealthStream, Inc. (a)	39,077	853,442
HMS Holdings Corp. (a)	134,733	4,951,438
NextGen Healthcare, Inc. (a)	85,055	1,551,403
Omnicell, Inc. (a)	64,431	7,733,009
Simulations Plus, Inc. (b)	23,315	1,676,815
Tabula Rasa HealthCare, Inc. (a) (b)	32,049	1,372,979
		22,157,919
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (b)	33,665	1,295,766
Bloomin' Brands, Inc.	121,942	2,368,114
Brinker International, Inc.	68,799	3,891,959
Cheesecake Factory, Inc. (b)	63,430	2,350,716
Chuy's Holdings, Inc. (a)	30,042	795,813
Dave & Buster's Entertainment, Inc. (b)	72,557	2,178,161
Dine Brands Global, Inc.	25,267	1,465,486
El Pollo Loco Holdings, Inc. (a)	29,801	539,398
Fiesta Restaurant Group, Inc. (a)	25,888	295,123
Monarch Casino & Resort, Inc. (a)	19,380	1,186,444
Red Robin Gourmet Burgers, Inc. (a)	23,293	447,924
Ruth's Hospitality Group, Inc.	48,239	855,277
Shake Shack, Inc. Class A (a) (b)	54,184	4,593,720
		22,263,901
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	13,067	2,292,605
See accompanying notes to financial statements.
37

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Century Communities, Inc. (a)	43,814	$ 1,918,177
Ethan Allen Interiors, Inc.	33,152	670,002
Installed Building Products, Inc. (a)	34,687	3,535,646
iRobot Corp. (a) (b)	42,768	3,433,843
La-Z-Boy, Inc.	70,142	2,794,457
LGI Homes, Inc. (a)	33,804	3,578,153
M/I Homes, Inc. (a)	44,013	1,949,336
MDC Holdings, Inc.	77,174	3,750,656
Meritage Homes Corp. (a)	57,181	4,735,731
Tupperware Brands Corp. (a)	75,209	2,436,020
Universal Electronics, Inc. (a)	21,018	1,102,604
		32,197,230
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	14,676	566,640
Central Garden & Pet Co. Class A (a)	59,044	2,145,068
WD-40 Co.	20,895	5,551,384
		8,263,092
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	54,742	1,811,413
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	70,650	1,086,597
American Equity Investment Life Holding Co.	140,810	3,894,805
AMERISAFE, Inc.	29,538	1,696,367
Assured Guaranty, Ltd.	123,510	3,889,330
eHealth, Inc. (a)	39,689	2,802,440
Employers Holdings, Inc.	43,831	1,410,920
HCI Group, Inc.	9,442	493,817
Horace Mann Educators Corp.	63,357	2,663,528
James River Group Holdings, Ltd.	46,365	2,278,840
Palomar Holdings, Inc. (a)	32,890	2,921,948
ProAssurance Corp.	82,544	1,468,458
Safety Insurance Group, Inc.	21,673	1,688,327
Stewart Information Services Corp.	40,507	1,958,918
Third Point Reinsurance, Ltd. (a)	127,078	1,209,782
Trupanion, Inc. (a)	49,815	5,963,354
United Fire Group, Inc.	32,642	819,314
United Insurance Holdings Corp.	33,984	194,388
Universal Insurance Holdings, Inc.	44,301	669,388
		37,110,521
See accompanying notes to financial statements.
38

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	73,963	$ 1,585,767
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	39,121	622,415
PetMed Express, Inc. (b)	31,001	993,892
Shutterstock, Inc.	33,512	2,402,811
Stamps.com, Inc. (a)	27,801	5,454,278
		9,473,396
IT SERVICES — 2.2%
BM Technologies, Inc. (a)	6,873	85,912
Cardtronics PLC Class A (a)	54,433	1,921,485
CSG Systems International, Inc.	50,437	2,273,196
EVERTEC, Inc.	91,302	3,589,995
ExlService Holdings, Inc. (a)	51,694	4,400,710
ManTech International Corp. Class A	41,280	3,671,443
NIC, Inc.	102,535	2,648,479
Perficient, Inc. (a)	50,496	2,406,134
Sykes Enterprises, Inc. (a)	60,546	2,280,768
TTEC Holdings, Inc.	27,910	2,035,476
Unisys Corp. (a)	96,813	1,905,280
Virtusa Corp. (a)	43,169	2,207,231
		29,426,109
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Callaway Golf Co.	144,293	3,464,475
Sturm Ruger & Co., Inc.	26,875	1,748,756
Vista Outdoor, Inc. (a)	88,302	2,098,056
YETI Holdings, Inc. (a)	114,020	7,806,949
		15,118,236
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Luminex Corp.	66,164	1,529,712
NeoGenomics, Inc. (a)	169,591	9,130,779
		10,660,491
MACHINERY — 5.9%
Alamo Group, Inc.	15,066	2,078,355
Albany International Corp. Class A	46,599	3,421,299
Astec Industries, Inc.	34,211	1,980,133
Barnes Group, Inc.	71,302	3,614,298
Chart Industries, Inc. (a)	53,752	6,331,448
CIRCOR International, Inc. (a)	30,426	1,169,575
See accompanying notes to financial statements.
39

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Enerpac Tool Group Corp.	90,606	$ 2,048,602
EnPro Industries, Inc.	31,461	2,375,935
ESCO Technologies, Inc.	39,870	4,115,381
Federal Signal Corp.	91,889	3,047,958
Franklin Electric Co., Inc.	58,679	4,061,174
Greenbrier Cos., Inc.	50,406	1,833,770
Hillenbrand, Inc.	114,413	4,553,637
John Bean Technologies Corp.	48,235	5,492,519
Lindsay Corp.	16,619	2,134,877
Lydall, Inc. (a)	25,539	766,936
Meritor, Inc. (a)	110,638	3,087,907
Mueller Industries, Inc.	86,700	3,044,037
Proto Labs, Inc. (a)	40,752	6,251,357
SPX Corp. (a)	68,025	3,710,084
SPX FLOW, Inc. (a)	64,546	3,741,086
Standex International Corp.	18,921	1,466,756
Tennant Co.	28,241	1,981,671
Titan International, Inc.	74,458	361,866
Wabash National Corp.	80,839	1,392,856
Watts Water Technologies, Inc. Class A	41,935	5,103,489
		79,167,006
MARINE — 0.4%
Matson, Inc.	65,490	3,730,965
SEACOR Holdings, Inc. (a)	29,147	1,208,143
		4,939,108
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	45,616	1,631,684
EW Scripps Co. Class A	86,971	1,329,787
Gannett Co., Inc. (a) (b)	194,878	654,790
Meredith Corp. (b)	61,438	1,179,610
Scholastic Corp.	46,155	1,153,875
TechTarget, Inc. (a)	35,476	2,096,986
		8,046,732
METALS & MINING — 2.0%
Allegheny Technologies, Inc. (a)	194,059	3,254,370
Arconic Corp. (a)	148,642	4,429,532
Carpenter Technology Corp.	73,806	2,149,231
Century Aluminum Co. (a)	75,713	835,114
Cleveland-Cliffs, Inc. (b)	607,932	8,851,490
Haynes International, Inc.	18,829	448,883
See accompanying notes to financial statements.
40

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	23,930	$ 2,366,677
Materion Corp.	31,265	1,992,206
Olympic Steel, Inc.	14,525	193,618
SunCoke Energy, Inc.	124,352	540,931
TimkenSteel Corp. (a)	55,726	260,240
Warrior Met Coal, Inc.	78,467	1,672,917
		26,995,209
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Apollo Commercial Real Estate Finance, Inc. REIT	197,503	2,206,109
ARMOUR Residential REIT, Inc.	98,388	1,061,607
Capstead Mortgage Corp. REIT	147,882	859,194
Granite Point Mortgage Trust, Inc. REIT (b)	83,607	835,234
Invesco Mortgage Capital, Inc. REIT (b)	278,942	942,824
KKR Real Estate Finance Trust, Inc. REIT (b)	41,641	746,207
New York Mortgage Trust, Inc. REIT	572,447	2,112,329
PennyMac Mortgage Investment Trust REIT	151,138	2,658,517
Ready Capital Corp. REIT (b)	62,425	777,191
Redwood Trust, Inc. REIT	171,250	1,503,575
		13,702,787
MULTI-UTILITIES — 0.3%
Avista Corp.	104,631	4,199,888
MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	54,199	2,326,763
Macy's, Inc. (b)	474,799	5,341,489
		7,668,252
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	28,364	548,276
Callon Petroleum Co. (a) (b)	59,823	787,271
CONSOL Energy, Inc. (a) (b)	37,755	272,214
Dorian LPG, Ltd. (a)	51,033	622,092
Green Plains, Inc. (a)	51,089	672,842
Laredo Petroleum, Inc. (a) (b)	13,737	270,619
Matador Resources Co. (a)	166,433	2,007,182
Par Pacific Holdings, Inc. (a)	61,591	861,042
PBF Energy, Inc. Class A	147,569	1,047,740
PDC Energy, Inc. (a)	151,301	3,106,210
Penn Virginia Corp. (a) (b)	21,222	215,403
QEP Resources, Inc.	370,598	885,729
Range Resources Corp.	388,290	2,601,543
Renewable Energy Group, Inc. (a)	59,819	4,236,382
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	7,871	$ 578,282
SM Energy Co. (b)	159,079	973,563
Southwestern Energy Co. (a)	981,075	2,923,604
Talos Energy, Inc. (a) (b)	32,983	271,780
		22,881,774
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	25,577	965,532
Glatfelter Corp.	67,556	1,106,567
Mercer International, Inc.	59,407	608,922
Neenah, Inc.	25,629	1,417,796
Schweitzer-Mauduit International, Inc.	47,401	1,905,994
		6,004,811
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	26,956	1,630,568
Medifast, Inc.	17,911	3,516,646
USANA Health Sciences, Inc. (a)	18,468	1,423,883
		6,571,097
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)	56,141	1,128,996
ANI Pharmaceuticals, Inc. (a)	15,026	436,355
Corcept Therapeutics, Inc. (a)	158,975	4,158,786
Endo International PLC (a)	353,191	2,535,911
Innoviva, Inc. (a)	95,744	1,186,268
Lannett Co., Inc. (a) (b)	52,854	344,608
Pacira BioSciences, Inc. (a)	65,856	3,940,823
Phibro Animal Health Corp. Class A	31,731	616,216
Supernus Pharmaceuticals, Inc. (a)	79,880	2,009,781
		16,357,744
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	78,637	7,079,689
Forrester Research, Inc. (a)	16,617	696,252
Heidrick & Struggles International, Inc.	29,574	868,884
Kelly Services, Inc. Class A	51,059	1,050,284
Korn Ferry	82,812	3,602,322
Resources Connection, Inc.	46,177	580,445
TrueBlue, Inc. (a)	54,869	1,025,502
		14,903,378
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	36,250	1,349,587
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
RE/MAX Holdings, Inc. Class A	27,770	$ 1,008,884
Realogy Holdings Corp. (a) (b)	175,090	2,297,181
St. Joe Co. (b)	47,715	2,025,502
		6,681,154
ROAD & RAIL — 0.9%
ArcBest Corp.	38,890	1,659,436
Heartland Express, Inc.	75,874	1,373,319
Marten Transport, Ltd.	89,785	1,546,996
Saia, Inc. (a)	39,855	7,205,784
		11,785,535
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Energy Industries, Inc. (a)	58,280	5,651,412
Axcelis Technologies, Inc. (a)	51,247	1,492,313
Brooks Automation, Inc.	112,417	7,627,493
CEVA, Inc. (a)	34,006	1,547,273
Cohu, Inc.	64,196	2,451,003
Diodes, Inc. (a)	64,012	4,512,846
DSP Group, Inc. (a)	33,337	553,061
FormFactor, Inc. (a)	118,356	5,091,675
Ichor Holdings, Ltd. (a)	35,278	1,063,455
Kulicke & Soffa Industries, Inc.	94,203	2,996,597
MaxLinear, Inc. (a) (b)	102,745	3,923,832
Onto Innovation, Inc. (a)	74,154	3,526,023
PDF Solutions, Inc. (a)	45,251	977,422
Photronics, Inc. (a)	101,139	1,128,711
Power Integrations, Inc.	91,089	7,456,545
Rambus, Inc. (a)	172,982	3,020,266
SMART Global Holdings, Inc. (a) (b)	21,663	815,179
Ultra Clean Holdings, Inc. (a)	61,378	1,911,925
Veeco Instruments, Inc. (a)	75,706	1,314,256
		57,061,287
SOFTWARE — 3.2%
8x8, Inc. (a)	161,782	5,576,626
Agilysys, Inc. (a)	30,888	1,185,481
Alarm.com Holdings, Inc. (a)	68,019	7,036,566
Bottomline Technologies DE, Inc. (a)	59,357	3,130,488
Ebix, Inc. (b)	35,756	1,357,655
LivePerson, Inc. (a) (b)	94,908	5,906,125
MicroStrategy, Inc. Class A (a)	11,016	4,280,267
OneSpan, Inc. (a)	52,432	1,084,294
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Progress Software Corp.	68,496	$ 3,095,334
SPS Commerce, Inc. (a)	53,891	5,852,024
Xperi Holding Corp.	161,725	3,380,052
		41,884,912
SPECIALTY RETAIL — 3.8%
Aaron's Co., Inc. (a)	51,616	978,639
Abercrombie & Fitch Co. Class A	95,451	1,943,382
America's Car-Mart, Inc. (a)	9,436	1,036,450
Asbury Automotive Group, Inc. (a)	29,360	4,278,927
Barnes & Noble Education, Inc. (a)	42,200	196,230
Bed Bath & Beyond, Inc. (b)	192,788	3,423,915
Boot Barn Holdings, Inc. (a) (b)	44,270	1,919,547
Buckle, Inc. (b)	43,732	1,276,974
Caleres, Inc.	56,825	889,311
Cato Corp. Class A	30,367	291,220
Chico's FAS, Inc. (b)	176,359	280,411
Children's Place, Inc. (b)	22,077	1,106,058
Conn's, Inc. (a)	30,128	352,196
Designer Brands, Inc. Class A (b)	88,379	676,099
GameStop Corp. Class A (a) (b)	83,260	1,568,619
Genesco, Inc. (a)	21,071	634,026
Group 1 Automotive, Inc.	26,337	3,453,834
Guess?, Inc. (b)	57,407	1,298,546
Haverty Furniture Cos., Inc.	25,514	705,972
Hibbett Sports, Inc. (a)	25,528	1,178,883
Lumber Liquidators Holdings, Inc. (a)	44,296	1,361,659
MarineMax, Inc. (a)	33,285	1,165,974
Michaels Cos., Inc. (a) (b)	113,326	1,474,371
Monro, Inc.	50,999	2,718,247
ODP Corp.	80,627	2,362,371
Rent-A-Center, Inc.	74,792	2,863,786
Sally Beauty Holdings, Inc. (a) (b)	170,387	2,221,847
Shoe Carnival, Inc.	12,984	508,713
Signet Jewelers, Ltd. (b)	79,019	2,154,848
Sleep Number Corp. (a)	42,189	3,453,592
Sonic Automotive, Inc. Class A (b)	36,283	1,399,435
Zumiez, Inc. (a)	31,802	1,169,678
		50,343,760
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	187,251	1,962,390
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Diebold Nixdorf, Inc. (a) (b)	118,892	$ 1,267,389
		3,229,779
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Capri Holdings, Ltd. (a)	229,466	9,637,572
Crocs, Inc. (a)	102,722	6,436,560
Fossil Group, Inc. (a)	70,693	612,908
G-III Apparel Group, Ltd. (a)	66,351	1,575,173
Kontoor Brands, Inc. (a) (b)	71,267	2,890,590
Movado Group, Inc.	26,114	434,015
Oxford Industries, Inc.	25,623	1,678,563
Steven Madden, Ltd.	118,398	4,181,817
Unifi, Inc. (a)	23,662	419,764
Vera Bradley, Inc. (a)	32,289	257,020
Wolverine World Wide, Inc.	124,709	3,897,156
		32,021,138
THRIFTS & MORTGAGE FINANCE — 2.1%
Axos Financial, Inc. (a)	78,571	2,948,770
Capitol Federal Financial, Inc.	197,541	2,469,262
Flagstar Bancorp, Inc.	72,360	2,949,394
HomeStreet, Inc.	33,311	1,124,246
Meta Financial Group, Inc.	51,180	1,871,141
Mr Cooper Group, Inc. (a)	109,851	3,408,677
NMI Holdings, Inc. Class A (a)	129,730	2,938,384
Northfield Bancorp, Inc.	72,662	895,922
Northwest Bancshares, Inc.	195,538	2,491,154
Provident Financial Services, Inc.	110,398	1,982,748
TrustCo Bank Corp. NY	148,374	989,655
Walker & Dunlop, Inc.	44,453	4,090,565
		28,159,918
TOBACCO — 0.3%
Universal Corp.	37,069	1,801,924
Vector Group, Ltd.	194,696	2,268,208
		4,070,132
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	59,309	4,625,509
Boise Cascade Co.	59,952	2,865,705
DXP Enterprises, Inc. (a)	25,055	556,973
Foundation Building Materials, Inc. (a)	34,160	656,214
GMS, Inc. (a)	65,624	2,000,219
NOW, Inc. (a)	166,317	1,194,156
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Veritiv Corp. (a)	18,463	$ 383,846
		12,282,622
WATER UTILITIES — 0.7%
American States Water Co.	56,397	4,484,125
California Water Service Group	75,830	4,097,095
		8,581,220
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	76,230	3,296,948
Spok Holdings, Inc.	27,286	303,693
		3,600,641
TOTAL COMMON STOCKS (Cost $1,142,728,276)		1,330,324,344
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	473,238	473,333
State Street Navigator Securities Lending Portfolio II (e) (f)	51,797,255	51,797,255
TOTAL SHORT-TERM INVESTMENTS (Cost $52,270,588)		52,270,588
TOTAL INVESTMENTS — 103.8% (Cost $1,194,998,864)		1,382,594,932
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(50,485,263)
NET ASSETS — 100.0%		$ 1,332,109,669
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,330,324,344	$—	$—	$1,330,324,344
Short-Term Investments	52,270,588	—	—	52,270,588
TOTAL INVESTMENTS	$1,382,594,932	$—	$—	$1,382,594,932
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,340,365	$ 1,340,901	$ 18,081,515	$ 18,948,922	$(161)	$—	473,238	$ 473,333	$ 590
State Street Navigator Securities Lending Portfolio II	41,606,556	41,606,556	111,655,958	101,465,259	—	—	51,797,255	51,797,255	241,232
Total		$42,947,457	$129,737,473	$120,414,181	$(161)	$—		$52,270,588	$241,822
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	142,563	$ 7,534,455
AeroVironment, Inc. (a)	96,676	8,401,144
Cubic Corp.	69,051	4,283,924
Moog, Inc. Class A	49,178	3,899,815
Park Aerospace Corp.	32,215	432,003
Triumph Group, Inc.	80,382	1,009,598
		25,560,939
AIR FREIGHT & LOGISTICS — 0.6%
Echo Global Logistics, Inc. (a)	59,780	1,603,300
Forward Air Corp.	120,959	9,294,489
		10,897,789
AIRLINES — 0.2%
Allegiant Travel Co.	25,447	4,815,590
AUTO COMPONENTS — 1.9%
Dorman Products, Inc. (a)	125,402	10,887,401
Gentherm, Inc. (a)	95,163	6,206,531
LCI Industries	109,932	14,255,982
Patrick Industries, Inc.	95,297	6,513,550
		37,863,464
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	75,923	4,550,825
BANKS — 2.3%
BancFirst Corp.	39,436	2,314,893
Berkshire Hills Bancorp, Inc.	71,695	1,227,418
City Holding Co.	31,976	2,223,931
Community Bank System, Inc.	110,971	6,914,603
CVB Financial Corp.	230,193	4,488,763
Great Western Bancorp, Inc.	82,500	1,724,250
Independent Bank Corp.	52,345	3,823,279
National Bank Holdings Corp. Class A	84,983	2,784,043
Park National Corp. (b)	34,384	3,610,664
ServisFirst Bancshares, Inc.	202,656	8,165,010
Triumph Bancorp, Inc. (a)	99,692	4,840,047
Westamerica Bancorporation	54,462	3,011,204
		45,128,105
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.4%
Coca-Cola Consolidated, Inc.	8,840	$ 2,353,827
MGP Ingredients, Inc. (b)	30,821	1,450,436
National Beverage Corp. (b)	51,378	4,361,992
		8,166,255
BIOTECHNOLOGY — 1.8%
Anika Therapeutics, Inc. (a)	25,043	1,133,446
Coherus Biosciences, Inc. (a) (b)	279,481	4,857,380
Cytokinetics, Inc. (a) (b)	311,981	6,482,965
Eagle Pharmaceuticals, Inc. (a)	18,382	856,050
Enanta Pharmaceuticals, Inc. (a)	33,123	1,394,478
REGENXBIO, Inc. (a)	129,130	5,857,337
Spectrum Pharmaceuticals, Inc. (a)	353,828	1,206,553
Vanda Pharmaceuticals, Inc. (a)	123,012	1,616,378
Xencor, Inc. (a) (b)	250,805	10,942,622
		34,347,209
BUILDING PRODUCTS — 2.0%
AAON, Inc. (b)	178,490	11,892,789
American Woodmark Corp. (a)	39,751	3,730,631
Gibraltar Industries, Inc. (a)	143,398	10,316,052
Insteel Industries, Inc.	34,940	778,114
PGT Innovations, Inc. (a)	259,925	5,286,874
UFP Industries, Inc.	137,565	7,641,736
		39,646,196
CAPITAL MARKETS — 1.2%
Blucora, Inc. (a)	93,218	1,483,098
Brightsphere Investment Group, Inc.	264,077	5,091,405
Donnelley Financial Solutions, Inc. (a)	57,660	978,490
Greenhill & Co., Inc.	31,205	378,829
Piper Sandler Cos.	37,568	3,790,611
StoneX Group, Inc. (a)	71,695	4,151,140
Virtus Investment Partners, Inc.	31,118	6,752,606
WisdomTree Investments, Inc.	206,605	1,105,337
		23,731,516
CHEMICALS — 3.4%
American Vanguard Corp.	52,860	820,387
Balchem Corp.	141,427	16,295,219
Ferro Corp. (a)	126,935	1,857,059
FutureFuel Corp.	47,765	606,616
GCP Applied Technologies, Inc. (a)	110,575	2,615,099
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hawkins, Inc.	23,025	$ 1,204,438
HB Fuller Co.	116,359	6,036,705
Innospec, Inc.	41,129	3,731,634
Livent Corp. (a) (b)	638,865	12,036,217
Quaker Chemical Corp.	57,665	14,611,734
Stepan Co.	50,573	6,034,370
		65,849,478
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Brady Corp. Class A	83,353	4,402,705
UniFirst Corp.	34,878	7,383,324
US Ecology, Inc.	54,206	1,969,304
Viad Corp.	36,903	1,334,782
		15,090,115
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	61,800	613,056
Digi International, Inc. (a) (b)	74,747	1,412,718
Extreme Networks, Inc. (a)	238,651	1,644,305
Harmonic, Inc. (a) (b)	206,791	1,528,186
Plantronics, Inc.	107,545	2,906,941
Viavi Solutions, Inc. (a)	1,000,621	14,984,300
		23,089,506
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	114,915	6,312,281
Comfort Systems USA, Inc.	160,482	8,450,982
MYR Group, Inc. (a)	41,316	2,483,092
		17,246,355
CONSUMER FINANCE — 1.1%
Green Dot Corp. Class A (a)	233,590	13,034,322
PRA Group, Inc. (a)	200,949	7,969,638
World Acceptance Corp. (a) (b)	11,915	1,217,951
		22,221,911
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	61,600	1,280,048
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	36,555	1,114,196
Perdoceo Education Corp. (a)	137,047	1,730,904
Regis Corp. (a) (b)	37,465	344,303
		3,189,403
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Cincinnati Bell, Inc. (a)	223,470	$ 3,414,622
Cogent Communications Holdings, Inc.	116,808	6,993,295
Iridium Communications, Inc. (a)	312,470	12,287,883
Vonage Holdings Corp. (a)	1,019,893	13,131,122
		35,826,922
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	64,325	3,051,578
Vicor Corp. (a)	93,060	8,581,993
		11,633,571
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Arlo Technologies, Inc. (a)	348,414	2,714,145
Badger Meter, Inc.	128,311	12,068,933
CTS Corp.	75,901	2,605,681
Fabrinet (a)	100,955	7,833,098
FARO Technologies, Inc. (a)	45,585	3,219,669
Itron, Inc. (a)	92,646	8,884,751
Methode Electronics, Inc.	67,864	2,597,834
OSI Systems, Inc. (a)	38,979	3,633,622
Plexus Corp. (a)	72,395	5,662,013
Rogers Corp. (a)	43,616	6,773,129
		55,992,875
ENERGY EQUIPMENT & SERVICES — 0.2%
Core Laboratories NV	75,049	1,989,549
DMC Global, Inc. (b)	64,373	2,784,132
		4,773,681
ENTERTAINMENT — 0.3%
Glu Mobile, Inc. (a)	635,232	5,723,440
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.9%
Agree Realty Corp. REIT (b)	122,097	8,129,218
CareTrust REIT, Inc.	215,240	4,774,023
Centerspace REIT	32,542	2,298,767
Community Healthcare Trust, Inc. REIT	97,046	4,571,837
Easterly Government Properties, Inc. REIT	153,963	3,487,262
Essential Properties Realty Trust, Inc. REIT	461,403	9,781,744
Four Corners Property Trust, Inc. REIT	179,357	5,339,458
Getty Realty Corp. REIT	74,453	2,050,436
Independence Realty Trust, Inc. REIT	204,820	2,750,733
Industrial Logistics Properties Trust REIT	129,560	3,017,452
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	97,001	$ 17,763,793
Lexington Realty Trust REIT	439,530	4,667,809
LTC Properties, Inc. REIT	67,461	2,624,908
National Storage Affiliates Trust REIT	167,512	6,035,457
NexPoint Residential Trust, Inc. REIT	55,693	2,356,371
Safehold, Inc. REIT (b)	63,166	4,578,903
Saul Centers, Inc. REIT	23,266	737,067
Tanger Factory Outlet Centers, Inc. REIT (b)	144,200	1,436,232
Uniti Group, Inc. REIT	656,680	7,702,856
Universal Health Realty Income Trust REIT	25,934	1,666,778
		95,771,104
FOOD & STAPLES RETAILING — 0.3%
PriceSmart, Inc.	44,353	4,040,115
United Natural Foods, Inc. (a)	130,970	2,091,591
		6,131,706
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	283,250	7,854,523
Calavo Growers, Inc.	30,007	2,083,386
Cal-Maine Foods, Inc. (a)	97,245	3,650,577
J&J Snack Foods Corp.	28,408	4,413,751
Simply Good Foods Co. (a)	166,100	5,208,896
		23,211,133
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	39,217	4,243,672
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
AngioDynamics, Inc. (a)	58,570	897,878
Cardiovascular Systems, Inc. (a)	90,190	3,946,714
CONMED Corp.	70,606	7,907,872
CryoLife, Inc. (a)	92,770	2,190,300
Cutera, Inc. (a)	34,222	825,092
Glaukos Corp. (a) (b)	126,822	9,544,624
Heska Corp. (a) (b)	39,149	5,702,052
Inogen, Inc. (a)	33,973	1,517,914
Integer Holdings Corp. (a)	57,965	4,706,178
LeMaitre Vascular, Inc.	72,359	2,930,540
Meridian Bioscience, Inc. (a)	189,945	3,550,072
Merit Medical Systems, Inc. (a)	213,395	11,845,557
Mesa Laboratories, Inc. (b)	21,483	6,157,887
OraSure Technologies, Inc. (a)	202,365	2,142,034
Orthofix Medical, Inc. (a)	30,681	1,318,669
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Surmodics, Inc. (a)	38,538	$ 1,677,174
Tactile Systems Technology, Inc. (a)	85,593	3,846,549
Zynex, Inc. (a) (b)	83,970	1,130,236
		71,837,342
HEALTH CARE PROVIDERS & SERVICES — 5.7%
Addus HomeCare Corp. (a)	66,177	7,748,665
AMN Healthcare Services, Inc. (a)	130,606	8,913,860
BioTelemetry, Inc. (a)	151,027	10,886,026
Community Health Systems, Inc. (a)	486,101	3,611,731
CorVel Corp. (a)	25,729	2,727,274
Covetrus, Inc. (a)	262,145	7,534,047
Ensign Group, Inc.	222,846	16,249,930
Fulgent Genetics, Inc. (a)	57,744	3,008,462
Hanger, Inc. (a)	102,509	2,254,173
MEDNAX, Inc. (a)	144,630	3,549,220
Owens & Minor, Inc.	168,535	4,558,872
Providence Service Corp. (a)	54,430	7,545,631
R1 RCM, Inc. (a)	506,631	12,169,277
RadNet, Inc. (a)	92,607	1,812,319
Select Medical Holdings Corp. (a)	240,938	6,664,345
The Pennant Group, Inc. (a)	108,829	6,318,612
Tivity Health, Inc. (a)	108,960	2,134,526
US Physical Therapy, Inc.	31,184	3,749,876
		111,436,846
HEALTH CARE TECHNOLOGY — 3.0%
Allscripts Healthcare Solutions, Inc. (a)	696,465	10,056,955
Computer Programs & Systems, Inc.	26,155	702,000
HealthStream, Inc. (a)	42,413	926,300
HMS Holdings Corp. (a)	386,941	14,220,082
NextGen Healthcare, Inc. (a)	114,778	2,093,551
Omnicell, Inc. (a)	185,079	22,213,181
Simulations Plus, Inc. (b)	65,378	4,701,986
Tabula Rasa HealthCare, Inc. (a) (b)	95,605	4,095,718
		59,009,773
HOTELS, RESTAURANTS & LEISURE — 1.5%
Brinker International, Inc.	107,845	6,100,792
Cheesecake Factory, Inc. (b)	64,730	2,398,894
Dine Brands Global, Inc.	72,042	4,178,436
El Pollo Loco Holdings, Inc. (a)	42,776	774,245
Monarch Casino & Resort, Inc. (a)	28,776	1,761,667
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ruth's Hospitality Group, Inc.	51,958	$ 921,215
Shake Shack, Inc. Class A (a) (b)	155,732	13,202,959
		29,338,208
HOUSEHOLD DURABLES — 3.7%
Cavco Industries, Inc. (a)	21,803	3,825,336
Century Communities, Inc. (a)	127,900	5,599,462
Installed Building Products, Inc. (a)	98,152	10,004,633
iRobot Corp. (a) (b)	124,016	9,957,245
La-Z-Boy, Inc.	103,784	4,134,755
LGI Homes, Inc. (a)	95,744	10,134,502
MDC Holdings, Inc.	133,292	6,477,991
Meritage Homes Corp. (a)	164,315	13,608,568
Tupperware Brands Corp. (a)	216,805	7,022,314
Universal Electronics, Inc. (a)	24,827	1,302,425
		72,067,231
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a)	26,255	1,013,705
Central Garden & Pet Co. Class A (a)	104,820	3,808,111
WD-40 Co.	59,753	15,875,177
		20,696,993
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	66,344	2,195,323
INSURANCE — 2.1%
Ambac Financial Group, Inc. (a)	68,665	1,056,068
AMERISAFE, Inc.	31,565	1,812,778
eHealth, Inc. (a) (b)	111,655	7,883,960
HCI Group, Inc.	27,065	1,415,499
James River Group Holdings, Ltd.	54,021	2,655,132
Palomar Holdings, Inc. (a)	93,861	8,338,611
Trupanion, Inc. (a)	143,137	17,134,930
		40,296,978
INTERACTIVE MEDIA & SERVICES — 0.2%
QuinStreet, Inc. (a)	208,995	4,480,853
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Liquidity Services, Inc. (a)	76,319	1,214,235
PetMed Express, Inc. (b)	89,348	2,864,497
Shutterstock, Inc. (b)	95,527	6,849,286
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Stamps.com, Inc. (a) (b)	79,718	$ 15,639,875
		26,567,893
IT SERVICES — 3.2%
CSG Systems International, Inc.	72,661	3,274,831
EVERTEC, Inc.	261,328	10,275,417
ExlService Holdings, Inc. (a)	147,275	12,537,521
ManTech International Corp. Class A	81,456	7,244,697
NIC, Inc.	289,708	7,483,157
Perficient, Inc. (a)	143,692	6,846,924
TTEC Holdings, Inc.	78,519	5,726,391
Unisys Corp. (a)	122,290	2,406,667
Virtusa Corp. (a)	122,906	6,284,184
		62,079,789
LEISURE EQUIPMENT & PRODUCTS — 1.9%
Callaway Golf Co.	240,814	5,781,944
Sturm Ruger & Co., Inc.	47,865	3,114,576
Vista Outdoor, Inc. (a)	256,695	6,099,073
YETI Holdings, Inc. (a)	328,471	22,490,409
		37,486,002
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Luminex Corp.	190,755	4,410,256
NeoGenomics, Inc. (a) (b)	487,054	26,222,987
		30,633,243
MACHINERY — 6.7%
Alamo Group, Inc.	42,657	5,884,533
Albany International Corp. Class A	67,672	4,968,478
Astec Industries, Inc.	60,790	3,518,525
Chart Industries, Inc. (a)	154,377	18,184,067
CIRCOR International, Inc. (a)	31,788	1,221,931
Enerpac Tool Group Corp.	108,119	2,444,571
ESCO Technologies, Inc.	67,705	6,988,510
Federal Signal Corp.	264,991	8,789,751
Franklin Electric Co., Inc.	166,554	11,527,202
Hillenbrand, Inc.	217,615	8,661,077
John Bean Technologies Corp.	85,331	9,716,641
Lindsay Corp.	28,707	3,687,701
Lydall, Inc. (a)	34,130	1,024,924
Mueller Industries, Inc.	100,643	3,533,576
Proto Labs, Inc. (a)	116,974	17,943,812
SPX Corp. (a)	114,498	6,244,721
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SPX FLOW, Inc. (a)	70,750	$ 4,100,670
Tennant Co.	37,476	2,629,691
Titan International, Inc.	99,870	485,368
Watts Water Technologies, Inc. Class A	78,570	9,561,969
		131,117,718
MARINE — 0.6%
Matson, Inc.	189,945	10,821,167
MEDIA — 0.3%
TechTarget, Inc. (a)	104,006	6,147,795
METALS & MINING — 1.9%
Arconic Corp. (a)	239,840	7,147,232
Century Aluminum Co. (a)	132,590	1,462,468
Cleveland-Cliffs, Inc. (b)	1,750,985	25,494,342
Materion Corp.	34,085	2,171,896
		36,275,938
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Invesco Mortgage Capital, Inc. REIT (b)	295,875	1,000,058
Redwood Trust, Inc. REIT	182,575	1,603,008
		2,603,066
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	157,530	6,762,763
OIL, GAS & CONSUMABLE FUELS — 1.4%
Bonanza Creek Energy, Inc. (a)	81,695	1,579,164
Dorian LPG, Ltd. (a)	84,405	1,028,897
Matador Resources Co. (a)	208,169	2,510,518
Range Resources Corp.	644,055	4,315,168
Renewable Energy Group, Inc. (a)	171,785	12,165,814
Southwestern Energy Co. (a)	1,622,865	4,836,138
		26,435,699
PERSONAL PRODUCTS — 0.8%
Inter Parfums, Inc.	34,220	2,069,968
Medifast, Inc.	50,952	10,003,916
USANA Health Sciences, Inc. (a)	33,830	2,608,293
		14,682,177
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	104,819	2,107,910
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ANI Pharmaceuticals, Inc. (a)	15,300	$ 444,312
Corcept Therapeutics, Inc. (a)	456,563	11,943,688
Endo International PLC (a)	619,315	4,446,682
Innoviva, Inc. (a)	271,733	3,366,772
Pacira BioSciences, Inc. (a)	191,534	11,461,394
Supernus Pharmaceuticals, Inc. (a)	232,211	5,842,429
		39,613,187
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	225,797	20,328,504
Forrester Research, Inc. (a)	48,498	2,032,066
Korn Ferry	95,530	4,155,555
		26,516,125
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	47,508	1,768,723
RE/MAX Holdings, Inc. Class A	34,389	1,249,352
St. Joe Co. (b)	134,946	5,728,458
		8,746,533
ROAD & RAIL — 1.4%
Heartland Express, Inc.	98,392	1,780,895
Marten Transport, Ltd.	258,838	4,459,779
Saia, Inc. (a)	114,364	20,677,011
		26,917,685
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Advanced Energy Industries, Inc. (a)	167,310	16,224,051
Axcelis Technologies, Inc. (a)	96,005	2,795,666
Brooks Automation, Inc.	323,779	21,968,405
CEVA, Inc. (a)	98,127	4,464,778
Cohu, Inc.	185,014	7,063,835
Diodes, Inc. (a)	184,111	12,979,825
DSP Group, Inc. (a)	45,214	750,100
FormFactor, Inc. (a)	338,118	14,545,836
Ichor Holdings, Ltd. (a)	51,055	1,539,053
Kulicke & Soffa Industries, Inc.	133,642	4,251,152
MaxLinear, Inc. (a)	297,557	11,363,702
Onto Innovation, Inc. (a)	215,224	10,233,901
PDF Solutions, Inc. (a)	76,133	1,644,473
Photronics, Inc. (a)	141,775	1,582,209
Power Integrations, Inc.	261,881	21,437,579
Rambus, Inc. (a)	210,965	3,683,449
Ultra Clean Holdings, Inc. (a)	175,194	5,457,293
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Veeco Instruments, Inc. (a)	120,309	$ 2,088,564
		144,073,871
SOFTWARE — 5.7%
8x8, Inc. (a) (b)	464,694	16,018,002
Agilysys, Inc. (a)	88,075	3,380,319
Alarm.com Holdings, Inc. (a)	195,459	20,220,234
Bottomline Technologies DE, Inc. (a)	103,707	5,469,507
Ebix, Inc. (b)	103,784	3,940,678
LivePerson, Inc. (a) (b)	271,950	16,923,449
MicroStrategy, Inc. Class A (a)	31,604	12,279,734
OneSpan, Inc. (a) (b)	145,456	3,008,030
Progress Software Corp.	129,279	5,842,118
SPS Commerce, Inc. (a)	154,317	16,757,283
Xperi Holding Corp.	293,540	6,134,986
		109,974,340
SPECIALTY RETAIL — 2.1%
America's Car-Mart, Inc. (a)	17,365	1,907,372
Boot Barn Holdings, Inc. (a) (b)	76,341	3,310,146
Buckle, Inc. (b)	51,761	1,511,421
GameStop Corp. Class A (a) (b)	113,400	2,136,456
Haverty Furniture Cos., Inc.	33,120	916,431
Hibbett Sports, Inc. (a)	73,163	3,378,667
Lumber Liquidators Holdings, Inc. (a)	127,335	3,914,278
MarineMax, Inc. (a)	97,345	3,409,995
Rent-A-Center, Inc.	214,917	8,229,172
Sleep Number Corp. (a)	122,321	10,013,197
Zumiez, Inc. (a)	51,531	1,895,310
		40,622,445
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	257,229	2,695,760
Diebold Nixdorf, Inc. (a) (b)	160,941	1,715,631
		4,411,391
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Crocs, Inc. (a)	295,179	18,495,916
Fossil Group, Inc. (a)	111,485	966,575
Kontoor Brands, Inc. (a)	93,105	3,776,339
Steven Madden, Ltd.	133,055	4,699,502
Wolverine World Wide, Inc.	137,535	4,297,969
		32,236,301
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 2.4%
Axos Financial, Inc. (a)	226,450	$ 8,498,669
Flagstar Bancorp, Inc.	123,687	5,041,482
Meta Financial Group, Inc.	82,549	3,017,991
Mr Cooper Group, Inc. (a)	316,447	9,819,350
NMI Holdings, Inc. Class A (a)	366,618	8,303,898
Walker & Dunlop, Inc.	126,754	11,663,903
		46,345,293
TOBACCO — 0.2%
Vector Group, Ltd.	280,462	3,267,382
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	104,237	8,129,444
WATER UTILITIES — 0.7%
American States Water Co.	87,822	6,982,727
California Water Service Group	129,641	7,004,503
		13,987,230
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	142,856	6,178,522
TOTAL COMMON STOCKS (Cost $1,559,165,209)		1,939,975,354
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	2,778,497	2,779,052
State Street Navigator Securities Lending Portfolio II (e) (f)	66,659,231	66,659,231
TOTAL SHORT-TERM INVESTMENTS (Cost $69,438,283)		69,438,283
TOTAL INVESTMENTS — 103.4% (Cost $1,628,603,492)		2,009,413,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(65,381,780)
NET ASSETS — 100.0%		$ 1,944,031,857

See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,939,975,354	$—	$—	$1,939,975,354
Short-Term Investments	69,438,283	—	—	69,438,283
TOTAL INVESTMENTS	$2,009,413,637	$—	$—	$2,009,413,637
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,721,160	$ 1,721,848	$ 25,490,599	$ 24,432,680	$(302)	$(413)	2,778,497	$ 2,779,052	$ 1,659
State Street Navigator Securities Lending Portfolio II	63,902,222	63,902,222	166,216,841	163,459,832	—	—	66,659,231	66,659,231	94,222
Total		$65,624,070	$191,707,440	$187,892,512	$(302)	$(413)		$69,438,283	$95,881
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	212,689	$ 7,703,595
Aerojet Rocketdyne Holdings, Inc. (a) (b)	252,709	13,355,671
Cubic Corp. (b)	99,000	6,141,960
Kaman Corp.	179,147	10,234,668
Moog, Inc. Class A	117,821	9,343,205
National Presto Industries, Inc.	33,267	2,941,801
Park Aerospace Corp.	73,280	982,685
Triumph Group, Inc.	217,123	2,727,065
		53,430,650
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a) (b)	167,559	9,138,668
Echo Global Logistics, Inc. (a)	83,511	2,239,765
Hub Group, Inc. Class A (a)	216,687	12,351,159
		23,729,592
AIRLINES — 1.0%
Allegiant Travel Co.	47,614	9,010,473
Hawaiian Holdings, Inc.	294,885	5,219,465
SkyWest, Inc.	324,306	13,072,775
		27,302,713
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a) (b)	725,945	6,054,381
Cooper Tire & Rubber Co.	325,867	13,197,614
Cooper-Standard Holdings, Inc. (a)	108,269	3,753,686
Gentherm, Inc. (a)	71,211	4,644,382
Motorcar Parts of America, Inc. (a) (b)	122,118	2,395,955
Standard Motor Products, Inc.	129,505	5,239,772
		35,285,790
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	105,955	6,350,943
BANKS — 15.1%
Allegiance Bancshares, Inc. (b)	120,557	4,114,610
Ameris Bancorp	448,836	17,087,187
Banc of California, Inc.	283,880	4,175,875
BancFirst Corp. (b)	60,887	3,574,067
BankUnited, Inc.	595,988	20,728,463
Banner Corp.	227,429	10,595,917
Berkshire Hills Bancorp, Inc.	221,527	3,792,542
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Boston Private Financial Holdings, Inc.	527,142	$ 4,454,350
Brookline Bancorp, Inc.	506,708	6,100,764
Cadence BanCorp	805,481	13,225,998
Central Pacific Financial Corp.	180,587	3,432,959
City Holding Co.	54,654	3,801,186
Columbia Banking System, Inc.	462,662	16,609,566
Community Bank System, Inc.	183,728	11,448,092
Customers Bancorp, Inc. (a)	186,296	3,386,861
CVB Financial Corp.	486,519	9,487,120
Dime Community Bancshares, Inc.	182,120	2,872,032
Eagle Bancorp, Inc.	206,589	8,532,126
FB Financial Corp. (b)	199,686	6,935,095
First BanCorp	1,411,765	13,016,473
First BanCorp.	183,499	6,207,771
First Commonwealth Financial Corp.	616,102	6,740,156
First Financial Bancorp	634,102	11,115,808
First Hawaiian, Inc. (b)	844,180	19,905,764
First Midwest Bancorp, Inc.	739,990	11,780,641
Great Western Bancorp, Inc.	232,688	4,863,179
Hanmi Financial Corp.	196,861	2,232,404
Heritage Financial Corp. (b)	230,190	5,384,144
Hope Bancorp, Inc.	789,939	8,618,234
Independent Bank Corp.	136,489	9,969,157
Independent Bank Group, Inc.	237,571	14,852,939
National Bank Holdings Corp. Class A	73,280	2,400,653
NBT Bancorp, Inc.	279,602	8,975,224
OFG Bancorp	329,105	6,101,607
Old National Bancorp	1,067,693	17,680,996
Pacific Premier Bancorp, Inc.	604,406	18,936,040
Park National Corp. (b)	40,904	4,295,329
Preferred Bank	86,909	4,386,297
Renasant Corp. (b)	363,622	12,246,789
S&T Bancorp, Inc.	251,936	6,258,090
Seacoast Banking Corp. of Florida (a)	356,990	10,513,355
Simmons First National Corp. Class A (b)	703,453	15,187,550
Southside Bancshares, Inc.	201,351	6,247,922
Tompkins Financial Corp.	77,493	5,471,006
United Community Banks, Inc.	559,633	15,915,963
Veritex Holdings, Inc.	318,253	8,166,372
Westamerica Bancorporation	92,998	5,141,859
		416,966,532
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.2%
Coca-Cola Consolidated, Inc.	16,940	$ 4,510,614
MGP Ingredients, Inc. (b)	39,747	1,870,494
		6,381,108
BIOTECHNOLOGY — 0.7%
Anika Therapeutics, Inc. (a)	54,632	2,472,644
Eagle Pharmaceuticals, Inc. (a)	47,614	2,217,384
Enanta Pharmaceuticals, Inc. (a)	66,460	2,797,966
Myriad Genetics, Inc. (a)	482,027	9,532,084
Spectrum Pharmaceuticals, Inc. (a)	420,883	1,435,211
Vanda Pharmaceuticals, Inc. (a)	171,739	2,256,651
		20,711,940
BUILDING PRODUCTS — 1.9%
American Woodmark Corp. (a)	51,224	4,807,372
Apogee Enterprises, Inc.	169,088	5,356,708
Griffon Corp.	287,793	5,865,221
Insteel Industries, Inc.	73,001	1,625,732
Quanex Building Products Corp.	210,297	4,662,285
Resideo Technologies, Inc. (a)	899,911	19,132,108
UFP Industries, Inc.	193,962	10,774,589
		52,224,015
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	168,328	2,678,099
Donnelley Financial Solutions, Inc. (a)	106,653	1,809,901
Greenhill & Co., Inc.	36,449	442,491
Piper Sandler Cos.	33,482	3,378,334
Waddell & Reed Financial, Inc. Class A	404,420	10,300,577
WisdomTree Investments, Inc. (b)	414,767	2,219,003
		20,828,405
CHEMICALS — 2.5%
AdvanSix, Inc. (a)	179,656	3,591,323
American Vanguard Corp.	89,839	1,394,301
Ferro Corp. (a)	342,788	5,014,988
FutureFuel Corp.	95,968	1,218,794
GCP Applied Technologies, Inc. (a)	148,342	3,508,288
Hawkins, Inc.	27,373	1,431,882
HB Fuller Co.	162,475	8,429,203
Innospec, Inc.	98,735	8,958,227
Koppers Holdings, Inc. (a)	135,025	4,207,379
Kraton Corp. (a)	204,259	5,676,358
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Rayonier Advanced Materials, Inc. (a)	406,002	$ 2,647,133
Stepan Co.	62,931	7,508,927
Tredegar Corp.	165,347	2,761,295
Trinseo SA (b)	244,826	12,537,539
		68,885,637
COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	430,658	16,296,099
Brady Corp. Class A	189,565	10,012,823
Deluxe Corp.	268,484	7,839,733
Harsco Corp. (a)	505,817	9,094,590
Interface, Inc.	376,039	3,948,409
Matthews International Corp. Class A	203,793	5,991,514
Pitney Bowes, Inc. (b)	1,109,493	6,834,477
Team, Inc. (a)	196,308	2,139,757
UniFirst Corp.	46,612	9,867,294
US Ecology, Inc.	123,230	4,476,946
Viad Corp.	77,292	2,795,652
		79,297,294
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	307,340	4,539,412
Applied Optoelectronics, Inc. (a) (b)	135,469	1,152,841
CalAmp Corp. (a)	134,689	1,336,115
Comtech Telecommunications Corp.	160,286	3,316,317
Digi International, Inc. (a)	78,690	1,487,241
Extreme Networks, Inc. (a)	441,463	3,041,680
Harmonic, Inc. (a)	325,783	2,407,536
NETGEAR, Inc. (a) (b)	194,084	7,885,633
Plantronics, Inc. (b)	84,149	2,274,548
		27,441,323
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	197,259	3,745,948
Arcosa, Inc.	142,279	7,815,385
Granite Construction, Inc. (b)	299,570	8,001,515
Matrix Service Co. (a)	169,618	1,869,190
MYR Group, Inc. (a)	47,185	2,835,819
		24,267,857
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	101,563	4,059,473
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	200,936	$ 7,826,457
Enova International, Inc. (a)	228,550	5,661,184
EZCORP, Inc. Class A (a)	333,908	1,599,419
World Acceptance Corp. (a) (b)	8,159	834,013
		15,921,073
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	140,059	2,910,426
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	287,950	8,457,092
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	41,718	1,271,565
Perdoceo Education Corp. (a)	248,668	3,140,677
Regis Corp. (a) (b)	100,992	928,116
		5,340,358
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	70,256	2,933,891
Cogent Communications Holdings, Inc.	99,740	5,971,434
Consolidated Communications Holdings, Inc. (a)	468,254	2,289,762
Iridium Communications, Inc. (a) (b)	292,296	11,494,540
		22,689,627
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	73,561	3,489,734
Encore Wire Corp.	132,191	8,006,809
Powell Industries, Inc. (b)	56,583	1,668,632
		13,165,175
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Bel Fuse, Inc. Class B	61,287	921,144
Benchmark Electronics, Inc.	233,800	6,314,938
CTS Corp.	97,166	3,335,709
Daktronics, Inc.	236,272	1,105,753
ePlus, Inc. (a)	86,614	7,617,701
Fabrinet (a)	89,916	6,976,582
FARO Technologies, Inc. (a)	48,046	3,393,489
Insight Enterprises, Inc. (a) (b)	226,631	17,244,353
Itron, Inc. (a)	125,399	12,025,764
Knowles Corp. (a)	593,105	10,930,925
Methode Electronics, Inc.	141,956	5,434,076
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MTS Systems Corp.	123,519	$ 7,183,865
OSI Systems, Inc. (a)	50,220	4,681,508
PC Connection, Inc. (b)	70,426	3,330,446
Plexus Corp. (a)	79,391	6,209,170
Rogers Corp. (a)	56,836	8,826,063
Sanmina Corp. (a)	420,663	13,414,943
ScanSource, Inc. (a)	162,584	4,288,966
TTM Technologies, Inc. (a) (b)	636,276	8,777,427
		132,012,822
ENERGY EQUIPMENT & SERVICES — 2.4%
Archrock, Inc.	823,301	7,129,787
Bristow Group, Inc. (a)	148,529	3,909,283
Core Laboratories NV (b)	171,108	4,536,073
Dril-Quip, Inc. (a)	224,909	6,661,804
Exterran Corp. (a)	143,769	635,459
Helix Energy Solutions Group, Inc. (a)	904,677	3,799,643
Helmerich & Payne, Inc.	694,826	16,092,170
Nabors Industries, Ltd. (b)	41,117	2,394,243
Oceaneering International, Inc. (a)	636,427	5,059,595
Oil States International, Inc. (a)	391,139	1,963,518
Patterson-UTI Energy, Inc. (b)	1,201,666	6,320,763
ProPetro Holding Corp. (a)	517,412	3,823,675
RPC, Inc. (a) (b)	372,121	1,172,181
US Silica Holdings, Inc. (b)	473,944	3,327,087
		66,825,281
ENTERTAINMENT — 0.1%
Marcus Corp. (b)	148,338	1,999,596
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.0%
Acadia Realty Trust REIT	552,872	7,845,254
Agree Realty Corp. REIT (b)	179,227	11,932,934
Alexander & Baldwin, Inc. REIT (a)	463,756	7,967,328
American Assets Trust, Inc. REIT	323,934	9,355,214
Armada Hoffler Properties, Inc. REIT	371,318	4,166,188
Brandywine Realty Trust REIT (b)	1,103,246	13,139,660
CareTrust REIT, Inc.	300,655	6,668,528
Centerspace REIT	36,693	2,591,994
Chatham Lodging Trust REIT	301,072	3,251,578
CoreCivic, Inc. REIT (b)	766,755	5,022,245
DiamondRock Hospitality Co. REIT	1,290,843	10,649,455
Diversified Healthcare Trust REIT	1,527,098	6,291,644
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	296,791	$ 6,722,316
Four Corners Property Trust, Inc. REIT	207,132	6,166,320
Franklin Street Properties Corp. REIT	619,098	2,705,458
GEO Group, Inc. REIT (b)	777,491	6,888,570
Getty Realty Corp. REIT	122,134	3,363,570
Global Net Lease, Inc. REIT	579,109	9,925,928
Hersha Hospitality Trust REIT (b)	233,969	1,846,015
Independence Realty Trust, Inc. REIT (b)	305,797	4,106,854
Industrial Logistics Properties Trust REIT	230,221	5,361,847
iStar, Inc. REIT (b)	474,101	7,040,400
Kite Realty Group Trust REIT (b)	539,636	8,072,955
Lexington Realty Trust REIT	1,132,803	12,030,368
LTC Properties, Inc. REIT	153,381	5,968,055
Mack-Cali Realty Corp. REIT (b)	552,318	6,881,882
National Storage Affiliates Trust REIT (b)	155,683	5,609,258
NexPoint Residential Trust, Inc. REIT	61,020	2,581,756
Office Properties Income Trust REIT	309,696	7,036,293
Retail Opportunity Investments Corp. REIT	763,589	10,224,457
Retail Properties of America, Inc. Class A REIT	1,386,563	11,868,979
RPT Realty REIT	518,938	4,488,814
Saul Centers, Inc. REIT	48,706	1,543,006
SITE Centers Corp. REIT (b)	975,350	9,870,542
Summit Hotel Properties, Inc. REIT	677,370	6,103,104
Tanger Factory Outlet Centers, Inc. REIT (b)	389,319	3,877,617
Uniti Group, Inc. REIT	536,976	6,298,728
Universal Health Realty Income Trust REIT	44,306	2,847,547
Urstadt Biddle Properties, Inc. Class A REIT	192,193	2,715,687
Washington Real Estate Investment Trust	533,160	11,532,251
Whitestone REIT (b)	255,118	2,033,290
Xenia Hotels & Resorts, Inc. REIT	735,811	11,184,327
		275,778,216
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	196,572	4,817,980
Chefs' Warehouse, Inc. (a) (b)	208,215	5,349,043
PriceSmart, Inc. (b)	83,614	7,616,399
SpartanNash Co.	229,843	4,001,567
United Natural Foods, Inc. (a) (b)	168,831	2,696,231
		24,481,220
FOOD PRODUCTS — 1.3%
Calavo Growers, Inc.	62,723	4,354,858
Cal-Maine Foods, Inc. (a)	98,254	3,688,455
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fresh Del Monte Produce, Inc. (b)	194,272	$ 4,676,127
J&J Snack Foods Corp.	54,732	8,503,711
John B Sanfilippo & Son, Inc.	56,536	4,458,429
Seneca Foods Corp. Class A (a)	42,950	1,713,705
Simply Good Foods Co. (a)	297,157	9,318,843
		36,714,128
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp. (b)	54,862	5,936,617
Northwest Natural Holding Co.	195,930	9,010,821
South Jersey Industries, Inc.	650,177	14,011,314
		28,958,752
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
AngioDynamics, Inc. (a)	158,102	2,423,704
Cardiovascular Systems, Inc. (a)	126,003	5,513,891
CONMED Corp.	80,694	9,037,728
CryoLife, Inc. (a) (b)	117,001	2,762,394
Cutera, Inc. (a)	63,252	1,525,006
Glaukos Corp. (a) (b)	103,750	7,808,225
Inogen, Inc. (a)	68,238	3,048,874
Integer Holdings Corp. (a)	127,659	10,364,634
Invacare Corp.	220,529	1,973,734
Lantheus Holdings, Inc. (a) (b)	428,610	5,781,949
Natus Medical, Inc. (a)	217,069	4,350,063
OraSure Technologies, Inc. (a) (b)	165,517	1,751,997
Orthofix Medical, Inc. (a)	79,291	3,407,927
Surmodics, Inc. (a)	31,505	1,371,098
Varex Imaging Corp. (a) (b)	251,217	4,190,299
		65,311,523
HEALTH CARE PROVIDERS & SERVICES — 2.4%
AMN Healthcare Services, Inc. (a)	111,492	7,609,329
CorVel Corp. (a)	21,050	2,231,300
Covetrus, Inc. (a) (b)	254,094	7,302,662
Cross Country Healthcare, Inc. (a)	223,882	1,985,833
Hanger, Inc. (a)	95,229	2,094,086
Magellan Health, Inc. (a)	147,517	12,220,308
MEDNAX, Inc. (a)	334,603	8,211,158
Owens & Minor, Inc.	226,124	6,116,654
RadNet, Inc. (a)	140,037	2,740,524
Select Medical Holdings Corp. (a)	342,028	9,460,494
Tivity Health, Inc. (a) (b)	81,543	1,597,427
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
US Physical Therapy, Inc.	37,090	$ 4,460,073
		66,029,848
HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs & Systems, Inc. (b)	42,903	1,151,517
HealthStream, Inc. (a)	100,732	2,199,987
NextGen Healthcare, Inc. (a)	188,117	3,431,254
		6,782,758
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (b)	143,014	5,504,609
Bloomin' Brands, Inc. (b)	515,798	10,016,797
Brinker International, Inc.	133,525	7,553,509
Cheesecake Factory, Inc. (b)	174,694	6,474,160
Chuy's Holdings, Inc. (a)	126,204	3,343,144
Dave & Buster's Entertainment, Inc. (b)	304,081	9,128,512
El Pollo Loco Holdings, Inc. (a) (b)	58,285	1,054,958
Fiesta Restaurant Group, Inc. (a) (b)	111,260	1,268,364
Monarch Casino & Resort, Inc. (a)	40,250	2,464,105
Red Robin Gourmet Burgers, Inc. (a) (b)	99,569	1,914,712
Ruth's Hospitality Group, Inc.	128,592	2,279,936
		51,002,806
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	22,956	4,027,630
Ethan Allen Interiors, Inc.	139,649	2,822,306
La-Z-Boy, Inc.	144,895	5,772,617
M/I Homes, Inc. (a)	184,211	8,158,705
MDC Holdings, Inc.	134,624	6,542,726
Universal Electronics, Inc. (a)	52,025	2,729,232
		30,053,216
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	24,392	941,775
Central Garden & Pet Co. Class A (a)	97,389	3,538,143
		4,479,918
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	133,321	4,411,592
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	193,781	2,980,352
American Equity Investment Life Holding Co.	594,440	16,442,210
AMERISAFE, Inc.	78,034	4,481,493
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Assured Guaranty, Ltd.	521,609	$ 16,425,468
Employers Holdings, Inc.	185,995	5,987,179
Horace Mann Educators Corp.	268,101	11,270,966
James River Group Holdings, Ltd.	117,689	5,784,414
ProAssurance Corp.	345,341	6,143,616
Safety Insurance Group, Inc.	90,703	7,065,764
Stewart Information Services Corp.	171,281	8,283,149
Third Point Reinsurance, Ltd. (a)	526,565	5,012,899
United Fire Group, Inc.	137,997	3,463,725
United Insurance Holdings Corp.	121,581	695,443
Universal Insurance Holdings, Inc.	182,757	2,761,458
		96,798,136
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
Liquidity Services, Inc. (a)	57,173	909,622
IT SERVICES — 1.2%
BM Technologies, Inc. (a)	36,439	455,487
Cardtronics PLC Class A (a)	228,015	8,048,929
CSG Systems International, Inc.	105,554	4,757,319
ManTech International Corp. Class A	55,734	4,956,982
Sykes Enterprises, Inc. (a)	256,119	9,648,003
Unisys Corp. (a) (b)	226,239	4,452,384
		32,319,104
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co.	253,510	6,086,775
Sturm Ruger & Co., Inc. (b)	42,610	2,772,633
		8,859,408
MACHINERY — 5.1%
Albany International Corp. Class A	98,337	7,219,902
Astec Industries, Inc.	56,529	3,271,898
Barnes Group, Inc.	300,952	15,255,257
CIRCOR International, Inc. (a)	81,998	3,152,003
Enerpac Tool Group Corp. (b)	226,236	5,115,196
EnPro Industries, Inc.	132,911	10,037,439
ESCO Technologies, Inc.	68,464	7,066,854
Greenbrier Cos., Inc. (b)	210,407	7,654,607
Hillenbrand, Inc.	162,927	6,484,495
John Bean Technologies Corp.	80,091	9,119,962
Lindsay Corp.	27,865	3,579,538
Lydall, Inc. (a) (b)	58,307	1,750,959
Meritor, Inc. (a)	467,676	13,052,837
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	219,490	$ 7,706,294
SPX Corp. (a)	120,590	6,576,979
SPX FLOW, Inc. (a)	169,404	9,818,656
Standex International Corp.	79,384	6,153,848
Tennant Co.	63,954	4,487,652
Titan International, Inc.	177,366	861,999
Wabash National Corp.	339,360	5,847,173
Watts Water Technologies, Inc. Class A	61,548	7,490,391
		141,703,939
MARINE — 0.2%
SEACOR Holdings, Inc. (a) (b)	122,687	5,085,376
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	190,709	6,821,661
EW Scripps Co. Class A	366,128	5,598,097
Gannett Co., Inc. (a) (b)	839,958	2,822,259
Meredith Corp. (b)	259,493	4,982,266
Scholastic Corp.	191,888	4,797,200
		25,021,483
METALS & MINING — 2.2%
Allegheny Technologies, Inc. (a)	820,149	13,753,899
Arconic Corp. (a)	273,940	8,163,412
Carpenter Technology Corp.	307,766	8,962,146
Century Aluminum Co. (a) (b)	128,502	1,417,377
Haynes International, Inc. (b)	80,863	1,927,774
Kaiser Aluminum Corp.	102,315	10,118,953
Materion Corp.	80,798	5,148,449
Olympic Steel, Inc.	53,415	712,022
SunCoke Energy, Inc.	530,448	2,307,449
TimkenSteel Corp. (a) (b)	243,075	1,135,160
Warrior Met Coal, Inc.	328,066	6,994,367
		60,641,008
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.9%
Apollo Commercial Real Estate Finance, Inc. REIT	835,535	9,332,926
ARMOUR Residential REIT, Inc. (b)	414,850	4,476,232
Capstead Mortgage Corp. REIT	618,384	3,592,811
Granite Point Mortgage Trust, Inc. REIT (b)	353,851	3,534,972
Invesco Mortgage Capital, Inc. REIT (b)	732,295	2,475,157
KKR Real Estate Finance Trust, Inc. REIT (b)	174,296	3,123,384
New York Mortgage Trust, Inc. REIT	2,420,941	8,933,272
PennyMac Mortgage Investment Trust REIT	639,624	11,250,986
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ready Capital Corp. REIT (b)	261,800	$ 3,259,410
Redwood Trust, Inc. REIT	451,946	3,968,086
		53,947,236
MULTI-UTILITIES — 0.6%
Avista Corp.	440,039	17,663,165
MULTILINE RETAIL — 0.8%
Macy's, Inc. (b)	2,002,211	22,524,874
OIL, GAS & CONSUMABLE FUELS — 2.1%
Callon Petroleum Co. (a) (b)	254,738	3,352,352
CONSOL Energy, Inc. (a) (b)	166,906	1,203,392
Dorian LPG, Ltd. (a) (b)	92,557	1,128,270
Green Plains, Inc. (a) (b)	214,815	2,829,114
Laredo Petroleum, Inc. (a) (b)	57,709	1,136,867
Matador Resources Co. (a)	401,165	4,838,050
Par Pacific Holdings, Inc. (a)	256,016	3,579,104
PBF Energy, Inc. Class A (b)	615,937	4,373,153
PDC Energy, Inc. (a)	636,916	13,075,886
Penn Virginia Corp. (a)	97,434	988,955
QEP Resources, Inc.	1,552,362	3,710,145
Range Resources Corp.	706,429	4,733,074
REX American Resources Corp. (a)	33,813	2,484,241
SM Energy Co. (b)	682,910	4,179,409
Southwestern Energy Co. (a) (b)	1,779,862	5,303,989
Talos Energy, Inc. (a) (b)	149,760	1,234,022
		58,150,023
PAPER & FOREST PRODUCTS — 0.9%
Clearwater Paper Corp. (a) (b)	106,200	4,009,050
Glatfelter Corp.	284,321	4,657,178
Mercer International, Inc.	253,298	2,596,305
Neenah, Inc.	107,715	5,958,794
Schweitzer-Mauduit International, Inc.	200,783	8,073,484
		25,294,811
PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	63,352	3,832,162
USANA Health Sciences, Inc. (a)	27,666	2,133,049
		5,965,211
PHARMACEUTICALS — 0.4%
Amphastar Pharmaceuticals, Inc. (a) (b)	82,056	1,650,146
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ANI Pharmaceuticals, Inc. (a)	39,495	$ 1,146,935
Endo International PLC (a) (b)	575,641	4,133,102
Lannett Co., Inc. (a) (b)	219,080	1,428,402
Phibro Animal Health Corp. Class A	129,981	2,524,231
		10,882,816
PROFESSIONAL SERVICES — 0.9%
Heidrick & Struggles International, Inc.	124,041	3,644,325
Kelly Services, Inc. Class A	213,839	4,398,668
Korn Ferry	210,396	9,152,226
Resources Connection, Inc.	195,366	2,455,751
TrueBlue, Inc. (a)	227,341	4,249,003
		23,899,973
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Marcus & Millichap, Inc. (a)	83,132	3,095,005
RE/MAX Holdings, Inc. Class A	68,997	2,506,661
Realogy Holdings Corp. (a) (b)	747,552	9,807,882
		15,409,548
ROAD & RAIL — 0.4%
ArcBest Corp.	162,852	6,948,895
Heartland Express, Inc.	161,063	2,915,240
		9,864,135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Axcelis Technologies, Inc. (a)	75,114	2,187,320
DSP Group, Inc. (a)	67,559	1,120,804
Ichor Holdings, Ltd. (a)	74,178	2,236,096
Kulicke & Soffa Industries, Inc.	202,725	6,448,682
PDF Solutions, Inc. (a)	73,276	1,582,761
Photronics, Inc. (a)	214,519	2,394,032
Rambus, Inc. (a)	423,495	7,394,223
SMART Global Holdings, Inc. (a) (b)	89,182	3,355,918
Veeco Instruments, Inc. (a)	143,044	2,483,244
		29,203,080
SOFTWARE — 0.5%
Bottomline Technologies DE, Inc. (a)	100,554	5,303,218
Progress Software Corp.	101,144	4,570,697
Xperi Holding Corp.	250,703	5,239,693
		15,113,608
SPECIALTY RETAIL — 5.5%
Aaron's Co., Inc. (a) (b)	215,126	4,078,789
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Abercrombie & Fitch Co. Class A	399,873	$ 8,141,414
America's Car-Mart, Inc. (a) (b)	13,540	1,487,234
Asbury Automotive Group, Inc. (a) (b)	124,557	18,152,937
Barnes & Noble Education, Inc. (a) (b)	180,291	838,353
Bed Bath & Beyond, Inc. (b)	814,301	14,461,986
Boot Barn Holdings, Inc. (a)	73,978	3,207,686
Buckle, Inc. (b)	108,312	3,162,710
Caleres, Inc.	242,952	3,802,199
Cato Corp. Class A	126,191	1,210,172
Chico's FAS, Inc. (b)	768,555	1,222,002
Children's Place, Inc. (b)	93,507	4,684,701
Conn's, Inc. (a) (b)	123,286	1,441,213
Designer Brands, Inc. Class A (b)	376,711	2,881,839
GameStop Corp. Class A (a) (b)	185,945	3,503,204
Genesco, Inc. (a) (b)	91,298	2,747,157
Group 1 Automotive, Inc. (b)	110,070	14,434,580
Guess?, Inc. (b)	240,609	5,442,576
Haverty Furniture Cos., Inc. (b)	58,828	1,627,771
Michaels Cos., Inc. (a) (b)	473,146	6,155,629
Monro, Inc. (b)	215,468	11,484,444
ODP Corp. (b)	340,879	9,987,755
Sally Beauty Holdings, Inc. (a) (b)	723,057	9,428,663
Shoe Carnival, Inc. (b)	55,140	2,160,385
Signet Jewelers, Ltd. (b)	338,814	9,239,458
Sonic Automotive, Inc. Class A (b)	151,956	5,860,943
Zumiez, Inc. (a)	58,942	2,167,887
		153,013,687
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	421,715	4,419,573
Diebold Nixdorf, Inc. (a)	263,835	2,812,481
		7,232,054
TEXTILES, APPAREL & LUXURY GOODS — 3.2%
Capri Holdings, Ltd. (a)	966,571	40,595,982
Fossil Group, Inc. (a)	138,126	1,197,552
G-III Apparel Group, Ltd. (a) (b)	278,922	6,621,608
Kontoor Brands, Inc. (a) (b)	165,352	6,706,677
Movado Group, Inc.	106,316	1,766,972
Oxford Industries, Inc.	108,148	7,084,776
Steven Madden, Ltd.	305,327	10,784,150
Unifi, Inc. (a)	95,833	1,700,077
Vera Bradley, Inc. (a)	141,328	1,124,971
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	329,189	$ 10,287,156
		87,869,921
THRIFTS & MORTGAGE FINANCE — 1.8%
Capitol Federal Financial, Inc. (b)	835,209	10,440,112
Flagstar Bancorp, Inc.	121,280	4,943,373
HomeStreet, Inc.	139,610	4,711,838
Meta Financial Group, Inc.	94,327	3,448,595
Northfield Bancorp, Inc.	306,470	3,778,775
Northwest Bancshares, Inc.	826,988	10,535,827
Provident Financial Services, Inc.	467,252	8,391,846
TrustCo Bank Corp. NY	618,060	4,122,460
		50,372,826
TOBACCO — 0.4%
Universal Corp. (b)	157,156	7,639,353
Vector Group, Ltd.	407,684	4,749,519
		12,388,872
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	96,855	7,553,722
Boise Cascade Co.	253,603	12,122,223
DXP Enterprises, Inc. (a)	104,867	2,331,193
Foundation Building Materials, Inc. (a)	144,022	2,766,663
GMS, Inc. (a)	273,566	8,338,292
NOW, Inc. (a)	701,044	5,033,496
Veritiv Corp. (a)	79,455	1,651,869
		39,797,458
WATER UTILITIES — 0.6%
American States Water Co.	108,762	8,647,667
California Water Service Group	132,779	7,174,049
		15,821,716
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	111,778	4,834,398
Spok Holdings, Inc.	112,436	1,251,413
		6,085,811
TOTAL COMMON STOCKS (Cost $2,678,028,547)		2,762,327,600
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	1,924,820	1,925,205
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	152,235,393	$ 152,235,393
TOTAL SHORT-TERM INVESTMENTS (Cost $154,160,598)		154,160,598
TOTAL INVESTMENTS — 105.4% (Cost $2,832,189,145)		2,916,488,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(149,104,280)
NET ASSETS — 100.0%		$ 2,767,383,918
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,762,327,600	$—	$—	$2,762,327,600
Short-Term Investments	154,160,598	—	—	154,160,598
TOTAL INVESTMENTS	$2,916,488,198	$—	$—	$2,916,488,198
See accompanying notes to financial statements.
76

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,125,758	$ 7,128,608	$ 59,258,533	$ 64,461,067	$(869)	$—	1,924,820	$ 1,925,205	$ 2,339
State Street Navigator Securities Lending Portfolio II	113,878,420	113,878,420	408,961,003	370,604,030	—	—	152,235,393	152,235,393	907,952
Total		$121,007,028	$468,219,536	$435,065,097	$(869)	$—		$154,160,598	$910,291
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,042,174,402	$1,545,929,843
Investments in affiliated issuers, at value	34,689,855	8,789,136
Total Investments	2,076,864,257	1,554,718,979
Receivable for investments sold	3,036,753	459,832
Dividends receivable — unaffiliated issuers	1,000,830	2,316,535
Dividends receivable — affiliated issuers	392	350
Securities lending income receivable — unaffiliated issuers	8,345	5,389
Securities lending income receivable — affiliated issuers	3,122	9,532
TOTAL ASSETS	2,080,913,699	1,557,510,617
LIABILITIES
Payable upon return of securities loaned	33,648,608	6,284,844
Payable for investments purchased	3,403,763	2,832,388
Advisory fee payable	258,649	198,753
Trustees’ fees and expenses payable	658	1,964
TOTAL LIABILITIES	37,311,678	9,317,949
NET ASSETS	$2,043,602,021	$1,548,192,668
NET ASSETS CONSIST OF:
Paid-in Capital	$2,037,347,678	$1,794,082,506
Total distributable earnings (loss)	6,254,343	(245,889,838)
NET ASSETS	$2,043,602,021	$1,548,192,668
NET ASSET VALUE PER SHARE
Net asset value per share	$ 69.27	$ 55.49
Shares outstanding (unlimited amount authorized, $0.01 par value)	29,500,000	27,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,757,693,949	$1,542,026,986
Investments in affiliated issuers	34,689,855	8,789,136
Total cost of investments	$1,792,383,804	$1,550,816,122
* Includes investments in securities on loan, at value	$ 70,799,049	$ 32,236,204
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,330,324,344	$1,939,975,354	$2,762,327,600
Investments in affiliated issuers, at value	52,270,588	69,438,283	154,160,598
Total Investments	1,382,594,932	2,009,413,637	2,916,488,198
Cash	8,560	1,767,945	8,550
Receivable for fund shares sold	—	—	254
Dividends receivable — unaffiliated issuers	1,402,489	1,478,272	3,822,884
Dividends receivable — affiliated issuers	87	157	437
Securities lending income receivable — unaffiliated issuers	11,221	10,869	15,380
Securities lending income receivable — affiliated issuers	30,454	19,600	96,134
Receivable from Adviser	112,041	—	—
TOTAL ASSETS	1,384,159,784	2,012,690,480	2,920,431,837
LIABILITIES
Payable upon return of securities loaned	51,797,255	66,659,231	152,235,393
Payable for investments purchased	85,912	1,755,530	455,487
Advisory fee payable	165,781	242,283	355,504
Trustees’ fees and expenses payable	1,167	1,579	1,535
TOTAL LIABILITIES	52,050,115	68,658,623	153,047,919
NET ASSETS	$1,332,109,669	$1,944,031,857	$2,767,383,918
NET ASSETS CONSIST OF:
Paid-in Capital	$1,273,166,063	$2,003,646,419	$3,292,076,402
Total distributable earnings (loss)	58,943,606	(59,614,562)	(524,692,484)
NET ASSETS	$1,332,109,669	$1,944,031,857	$2,767,383,918
NET ASSET VALUE PER SHARE
Net asset value per share	$ 79.53	$ 76.39	$ 66.20
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,750,046	25,450,028	41,802,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,142,728,276	$1,559,165,209	$2,678,028,547
Investments in affiliated issuers	52,270,588	69,438,283	154,160,598
Total cost of investments	$1,194,998,864	$1,628,603,492	$2,832,189,145
* Includes investments in securities on loan, at value	$ 96,922,408	$ 156,715,147	$ 230,737,371
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,936,689	$ 12,630,372
Dividend income — affiliated issuers	1,042	—
Unaffiliated securities lending income	29,827	25,305
Affiliated securities lending income	27,889	42,078
TOTAL INVESTMENT INCOME (LOSS)	9,995,447	12,697,755
EXPENSES
Advisory fee	1,286,130	815,020
Trustees’ fees and expenses	14,097	10,674
Miscellaneous expenses	—	1,089
TOTAL EXPENSES	1,300,227	826,783
NET INVESTMENT INCOME (LOSS)	$ 8,695,220	$ 11,870,972
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(59,346,279)	(66,281,640)
Investments — affiliated issuers	(349)	(480)
In-kind redemptions — unaffiliated issuers	237,680,872	86,892,491
Net realized gain (loss)	178,334,244	20,610,371
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	255,103,816	262,598,907
Investment — affiliated issuers	(29)	—
Net change in unrealized appreciation/depreciation	255,103,787	262,598,907
NET REALIZED AND UNREALIZED GAIN (LOSS)	433,438,031	283,209,278
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$442,133,251	$295,080,250
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,655,985	$ 9,274,871	$ 23,068,120
Dividend income — affiliated issuers	590	1,659	2,339
Unaffiliated securities lending income	59,178	48,811	232,383
Affiliated securities lending income	241,232	94,222	907,952
Foreign taxes withheld	(11,596)	(4,645)	(41,468)
TOTAL INVESTMENT INCOME (LOSS)	8,945,389	9,414,918	24,169,326
EXPENSES
Advisory fee	828,424	1,252,388	1,674,670
Trustees’ fees and expenses	9,225	13,896	17,393
TOTAL EXPENSES	837,649	1,266,284	1,692,063
Expenses waived/reimbursed by the Adviser	(561,508)	—	—
NET EXPENSES	276,141	1,266,284	1,692,063
NET INVESTMENT INCOME (LOSS)	$ 8,669,248	$ 8,148,634	$ 22,477,263
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(31,852,211)	(40,245,628)	(183,912,733)
Investments — affiliated issuers	(161)	(302)	(869)
In-kind redemptions — unaffiliated issuers	43,023,523	71,855,227	246,556,578
Net realized gain (loss)	11,171,151	31,609,297	62,642,976
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	324,237,980	472,088,993	607,912,482
Investment — affiliated issuers	—	(413)	—
Net change in unrealized appreciation/depreciation	324,237,980	472,088,580	607,912,482
NET REALIZED AND UNREALIZED GAIN (LOSS)	335,409,131	503,697,877	670,555,458
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$344,078,379	$ 511,846,511	$ 693,032,721
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,695,220	$ 17,275,879
Net realized gain (loss)	178,334,244	196,522,047
Net change in unrealized appreciation/depreciation	255,103,787	(148,739,254)
Net increase (decrease) in net assets resulting from operations	442,133,251	65,058,672
Net equalization credits and charges	228,702	(89,722)
Distributions to shareholders	(7,204,106)	(19,116,856)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,090,048,278	1,373,597,627
Cost of shares redeemed	(1,422,589,321)	(1,159,055,129)
Net income equalization	(228,702)	89,722
Net increase (decrease) in net assets from beneficial interest transactions	(332,769,745)	214,632,220
Net increase (decrease) in net assets during the period	102,388,102	260,484,314
Net assets at beginning of period	1,941,213,919	1,680,729,605
NET ASSETS AT END OF PERIOD	$ 2,043,602,021	$ 1,941,213,919
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,850,000	26,400,000
Shares redeemed	(24,450,000)	(21,300,000)
Net increase (decrease) from share transactions	(6,600,000)	5,100,000
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,870,972	$ 29,474,276
Net realized gain (loss)	20,610,371	88,869,468
Net change in unrealized appreciation/depreciation	262,598,907	(307,801,106)
Net increase (decrease) in net assets resulting from operations	295,080,250	(189,457,362)
Net equalization credits and charges	893,680	60,332
Distributions to shareholders	(9,964,797)	(31,367,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	780,308,205	1,662,533,782
Cost of shares redeemed	(410,884,218)	(2,039,580,941)
Net income equalization	(893,680)	(60,332)
Net increase (decrease) in net assets from beneficial interest transactions	368,530,307	(377,107,491)
Net increase (decrease) in net assets during the period	654,539,440	(597,872,214)
Net assets at beginning of period	893,653,228	1,491,525,442
NET ASSETS AT END OF PERIOD	$1,548,192,668	$ 893,653,228
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,650,000	34,200,000
Shares redeemed	(7,700,000)	(42,300,000)
Net increase (decrease) from share transactions	6,950,000	(8,100,000)
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,669,248	$ 16,850,415
Net realized gain (loss)	11,171,151	50,218,541
Net change in unrealized appreciation/depreciation	324,237,980	(201,461,174)
Net increase (decrease) in net assets resulting from operations	344,078,379	(134,392,218)
Net equalization credits and charges	69,054	(338,642)
Distributions to shareholders	(7,062,521)	(18,340,619)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	134,109,345	266,074,934
Cost of shares redeemed	(137,288,971)	(403,995,530)
Net income equalization	(69,054)	338,642
Net increase (decrease) in net assets from beneficial interest transactions	(3,248,680)	(137,581,954)
Net increase (decrease) in net assets during the period	333,836,232	(290,653,433)
Net assets at beginning of period	998,273,437	1,288,926,870
NET ASSETS AT END OF PERIOD	$1,332,109,669	$ 998,273,437
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,000,000	4,275,000
Shares redeemed	(2,150,000)	(6,425,000)
Net increase (decrease) from share transactions	(150,000)	(2,150,000)
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,148,634	$ 17,929,760
Net realized gain (loss)	31,609,297	66,967,019
Net change in unrealized appreciation/depreciation	472,088,580	(208,489,175)
Net increase (decrease) in net assets resulting from operations	511,846,511	(123,592,396)
Net equalization credits and charges	(8,183)	(641,021)
Distributions to shareholders	(7,160,154)	(19,559,984)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	165,440,889	835,292,995
Cost of shares redeemed	(267,454,029)	(1,125,960,485)
Net income equalization	8,183	641,021
Net increase (decrease) in net assets from beneficial interest transactions	(102,004,957)	(290,026,469)
Net increase (decrease) in net assets during the period	402,673,217	(433,819,870)
Net assets at beginning of period	1,541,358,640	1,975,178,510
NET ASSETS AT END OF PERIOD	$1,944,031,857	$ 1,541,358,640
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,600,000	13,650,000
Shares redeemed	(4,300,000)	(18,900,000)
Net increase (decrease) from share transactions	(1,700,000)	(5,250,000)
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,477,263	$ 43,194,422
Net realized gain (loss)	62,642,976	148,145,344
Net change in unrealized appreciation/depreciation	607,912,482	(548,891,628)
Net increase (decrease) in net assets resulting from operations	693,032,721	(357,551,862)
Net equalization credits and charges	365,315	(509,705)
Distributions to shareholders	(16,285,434)	(42,860,373)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	906,794,240	1,595,265,548
Cost of shares redeemed	(732,963,303)	(1,411,847,631)
Net income equalization	(365,315)	509,705
Net increase (decrease) in net assets from beneficial interest transactions	173,465,622	183,927,622
Net increase (decrease) in net assets during the period	850,578,224	(216,994,318)
Net assets at beginning of period	1,916,805,694	2,133,800,012
NET ASSETS AT END OF PERIOD	$2,767,383,918	$ 1,916,805,694
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,250,000	27,100,000
Shares redeemed	(11,450,000)	(23,250,000)
Net increase (decrease) from share transactions	2,800,000	3,850,000
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 53.77	$ 54.22	$ 53.98	$ 47.77	$ 41.10	$ 41.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.55	0.65	0.56	0.51	0.45
Net realized and unrealized gain (loss) (c)	15.44	(0.38)	0.26	6.74	6.72	(0.06)
Total from investment operations	15.75	0.17	0.91	7.30	7.23	0.39
Net equalization credits and charges (b)	0.01	(0.00)(d)	0.02	0.06	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.26)	(0.62)	(0.69)	(0.59)	(0.58)	(0.49)
Net realized gains	—	—	—	(0.56)	—	(0.49)
Total distributions	(0.26)	(0.62)	(0.69)	(1.15)	(0.58)	(0.98)
Net asset value, end of period	$ 69.27	$ 53.77	$ 54.22	$ 53.98	$ 47.77	$ 41.10
Total return (e)	29.33%	0.35%	1.79%	15.51%	17.74%	1.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,043,602	$1,941,214	$1,680,730	$1,195,700	$573,287	$345,259
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.01%(f)	1.04%	1.24%	1.08%	1.14%	1.13%
Portfolio turnover rate (g)	28%(h)	45%	38%	50%	54%	55%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 42.66	$ 51.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	1.02	0.93	0.96	0.80	0.80
Net realized and unrealized gain (loss) (c)	12.66	(8.59)	(0.69)	4.18	6.72	(0.51)
Total from investment operations	13.19	(7.57)	0.24	5.14	7.52	0.29
Net equalization credits and charges (b)	0.04	0.00(d)	0.06	0.10	0.03	0.06
Distributions to shareholders from:
Net investment income	(0.40)	(1.11)	(0.97)	(0.95)	(0.88)	(0.81)
Net realized gains	—	—	—	(0.42)	—	(0.92)
Total distributions	(0.40)	(1.11)	(0.97)	(1.37)	(0.88)	(1.73)
Net asset value, end of period	$ 55.49	$ 42.66	$ 51.34	$ 52.01	$ 48.14	$ 41.47
Total return (e)	31.13%	(14.85)%	0.68%	10.98%	18.31%	1.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,548,193	$893,653	$1,491,525	$767,185	$346,625	$207,342
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.18%(f)	2.13%	1.83%	1.90%	1.73%	2.02%
Portfolio turnover rate (g)	37%(h)	45%	35%	45%	51%	40%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 59.07	$ 67.66	$ 72.24	$ 61.60	$ 52.17	$ 54.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	0.91	0.94	0.87	0.79	0.73
Net realized and unrealized gain (loss) (c)	20.36	(8.47)	(4.55)	11.52	10.80	(0.89)
Total from investment operations	20.89	(7.56)	(3.61)	12.39	11.59	(0.16)
Net equalization credits and charges (b)	0.00	(0.02)	0.01	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.43)	(1.01)	(0.98)	(0.89)	(0.77)	(0.74)
Net realized gains	—	—	—	(0.87)	(1.41)	(1.08)
Total distributions	(0.43)	(1.01)	(0.98)	(1.76)	(2.18)	(1.82)
Net asset value, end of period	$ 79.53	$ 59.07	$ 67.66	$ 72.24	$ 61.60	$ 52.17
Total return (d)	35.41%	(11.26)%	(4.95)%	20.38%	22.35%	(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,332,110	$998,273	$1,288,927	$1,043,840	$751,493	$443,392
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.05%(e)	0.11%	—%	—%	—%	—%
Net investment income (loss)	1.57%(e)	1.42%	1.37%	1.30%	1.33%	1.44%
Portfolio turnover rate (f)	7%(g)	15%	11%	14%	22%	25%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 56.77	$ 60.96	$ 63.17	$ 54.12	$ 44.56	$ 47.46
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.59	0.61	0.55	0.55	0.57
Net realized and unrealized gain (loss) (c)	19.59	(4.10)	(2.20)	11.19	9.53	(0.99)
Total from investment operations	19.90	(3.51)	(1.59)	11.74	10.08	(0.42)
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	0.01	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.28)	(0.66)	(0.63)	(0.60)	(0.54)	(0.60)
Net realized gains	—	—	—	(2.11)	—	(1.90)
Total distributions	(0.28)	(0.66)	(0.63)	(2.71)	(0.54)	(2.50)
Net asset value, end of period	$ 76.39	$ 56.77	$ 60.96	$ 63.17	$ 54.12	$ 44.56
Total return (e)	35.07%	(5.80)%	(2.47)%	22.28%	22.75%	(0.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,944,032	$1,541,359	$1,975,179	$1,989,969	$1,298,877	$686,130
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.98%(f)	1.01%	0.99%	0.95%	1.08%	1.29%
Portfolio turnover rate (g)	35%(h)	50%	37%	44%	59%	57%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 49.15	$ 60.70	$ 66.75	$ 59.60	$ 50.13	$ 53.04
Income (loss) from investment operations:
Net investment income (loss) (b)	0.56	1.13	1.10	1.04	0.93	0.79
Net realized and unrealized gain (loss) (c)	16.88	(11.53)	(6.06)	9.55	9.89	(0.72)
Total from investment operations	17.44	(10.40)	(4.96)	10.590	10.82	0.07
Net equalization credits and charges (b)	0.01	(0.01)	0.06	0.07	0.05	0.03
Distributions to shareholders from:
Net investment income	(0.40)	(1.14)	(1.15)	(1.05)	(0.91)	(0.79)
Net realized gains	—	—	—	(2.46)	(0.49)	(2.22)
Total distributions	(0.40)	(1.14)	(1.15)	(3.51)	(1.40)	(3.01)
Net asset value, end of period	$ 66.20	$ 49.15	$ 60.70	$ 66.75	$ 59.60	$ 50.13
Total return (d)	35.60%	(17.29)%	(7.30)%	18.25%	21.76%	0.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,767,384	$1,916,806	$2,133,800	$1,511,950	$1,001,379	$501,368
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.01%(e)	2.02%	1.76%	1.65%	1.61%	1.63%
Portfolio turnover rate (f)	37%(g)	51%	34%	42%	53%	48%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Annual Rate
SPDR S&P 600 Small Cap ETF	0.15% (1)
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
(1)	The Adviser has voluntarily agreed to waive a portion its management fee so that the total annual Fund operating expenses of the Fund do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Fund's Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$479,097,226	$478,150,429
SPDR S&P 400 Mid Cap Value ETF	397,906,491	395,891,122
SPDR S&P 600 Small Cap ETF	73,937,881	74,751,592
SPDR S&P 600 Small Cap Growth ETF	571,418,098	571,045,574
SPDR S&P 600 Small Cap Value ETF	811,543,246	800,754,746
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$1,087,976,121	$1,417,576,841	$237,680,872
SPDR S&P 400 Mid Cap Value ETF	774,428,568	409,921,667	86,892,491
SPDR S&P 600 Small Cap ETF	129,383,378	131,108,768	43,023,523
SPDR S&P 600 Small Cap Growth ETF	143,366,370	244,255,487	71,855,227
SPDR S&P 600 Small Cap Value ETF	903,234,549	734,508,912	246,556,578
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,793,799,191	$304,599,058	$ 21,533,992	$283,065,066
SPDR S&P 400 Mid Cap Value ETF	1,552,968,429	69,728,092	67,977,542	1,750,550
SPDR S&P 600 Small Cap ETF	1,197,364,874	303,228,981	117,998,923	185,230,058
SPDR S&P 600 Small Cap Growth ETF	1,630,058,685	408,971,144	29,616,192	379,354,952
SPDR S&P 600 Small Cap Value ETF	2,842,425,732	253,714,015	179,651,549	74,062,466
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 70,799,049	$ 33,648,608	$ 38,925,740	$ 72,574,348
SPDR S&P 400 Mid Cap Value ETF	32,236,204	6,284,844	27,237,703	33,522,547
SPDR S&P 600 Small Cap ETF	96,922,408	51,797,255	48,028,853	99,826,108
SPDR S&P 600 Small Cap Growth ETF	156,715,147	66,659,231	94,297,840	160,957,071
SPDR S&P 600 Small Cap Value ETF	230,737,371	152,235,393	86,135,453	238,370,846
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$ 33,648,608	$—	$—	$—	$ 33,648,608	$ 33,648,608
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	6,284,844	—	—	—	6,284,844	6,284,844
SPDR S&P 600 Small Cap ETF	Common Stocks	51,797,255	—	—	—	51,797,255	51,797,255
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	66,659,231	—	—	—	66,659,231	66,659,231
SPDR S&P 600 Small Cap Value ETF	Common Stocks	152,235,393	—	—	—	152,235,393	152,235,393
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
103

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
104

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.05%
Actual:
Ending Account Value	$1,293.30	$ 1,311.30	$1,354.10
Expenses Paid During Period(a)	0.87	0.87	0.30
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40	1,025.00
Expenses Paid During Period(a)	0.77	0.77	0.26
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,350.70	$1,356.00
Expenses Paid During Period(a)	0.89	0.89
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.77	0.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
105

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
106

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
107

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDR46SAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Prologis, Inc. REIT	9.5%
Digital Realty Trust, Inc. REIT	5.1
Public Storage REIT	4.6
Simon Property Group, Inc. REIT	3.6
Welltower, Inc. REIT	3.5
AvalonBay Communities, Inc. REIT	2.9
Alexandria Real Estate Equities, Inc. REIT	2.9
Realty Income Corp. REIT	2.8
Equity Residential REIT	2.6
Ventas, Inc. REIT	2.4
TOTAL	39.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Residential REITS	21.0%
Industrial REITS	17.1
Specialized REITS	14.7
Retail REITS	13.6
Office REITS	12.0
Health Care REITS	11.6
Diversified REITS	5.1
Hotel & Resort REITS	4.4
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Alexion Pharmaceuticals, Inc.	1.2%
Agios Pharmaceuticals, Inc.	1.2
Sage Therapeutics, Inc.	1.1
Ionis Pharmaceuticals, Inc.	1.1
TG Therapeutics, Inc.	1.1
Kodiak Sciences, Inc.	1.1
Bridgebio Pharma, Inc.	1.1
Apellis Pharmaceuticals, Inc.	1.0
Editas Medicine, Inc.	1.0
Arena Pharmaceuticals, Inc.	1.0
TOTAL	10.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

		% of Net Assets
	Biotechnology	100.0%
	Health Care Equipment & Supplies	0.0*
	Short Term Investments	15.7
	Liabilities in Excess of Other Assets	(15.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Exxon Mobil Corp.	3.7%
Chevron Corp.	2.5
People's United Financial, Inc.	2.4
AT&T, Inc.	2.3
National Retail Properties, Inc. REIT	2.1
AbbVie, Inc.	2.1
Federal Realty Investment Trust REIT	2.0
International Business Machines Corp.	1.8
Franklin Resources, Inc.	1.7
Old Republic International Corp.	1.7
TOTAL	22.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Financials	18.7%
	Industrials	17.3
	Consumer Staples	12.1
	Utilities	12.1
	Materials	8.4
	Real Estate	7.0
	Energy	6.2
	Health Care	6.0
	Consumer Discretionary	5.7
	Communication Services	3.6
	Information Technology	2.7
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.5%
Acadia Realty Trust REIT	155,419	$ 2,205,396
Agree Realty Corp. REIT (a)	98,648	6,567,984
Alexandria Real Estate Equities, Inc. REIT	220,535	39,303,748
American Assets Trust, Inc. REIT	90,604	2,616,644
American Campus Communities, Inc. REIT	244,958	10,476,854
American Homes 4 Rent Class A REIT	477,412	14,322,360
Americold Realty Trust REIT	364,540	13,608,278
Apartment Income REIT Corp. (b)	265,014	10,179,188
Apartment Investment & Management Co. Class A REIT	270,214	1,426,730
Apple Hospitality REIT, Inc.	370,653	4,785,130
AvalonBay Communities, Inc. REIT	248,561	39,876,641
Boston Properties, Inc. REIT	251,929	23,814,848
Brandywine Realty Trust REIT	301,319	3,588,709
Brixmor Property Group, Inc. REIT	527,895	8,736,662
Camden Property Trust REIT	173,248	17,310,940
CareTrust REIT, Inc.	169,146	3,751,658
Centerspace REIT	23,350	1,649,444
Chatham Lodging Trust REIT	84,361	911,099
City Office REIT, Inc.	76,661	748,978
Columbia Property Trust, Inc. REIT	201,985	2,896,465
Community Healthcare Trust, Inc. REIT	38,876	1,831,448
Corporate Office Properties Trust REIT	200,250	5,222,520
Cousins Properties, Inc. REIT	264,823	8,871,571
CubeSmart REIT	347,537	11,680,719
DiamondRock Hospitality Co. REIT	352,124	2,905,023
Digital Realty Trust, Inc. REIT	498,813	69,589,402
Diversified Healthcare Trust REIT	434,529	1,790,260
Douglas Emmett, Inc. REIT	293,878	8,575,360
Duke Realty Corp. REIT	661,569	26,442,913
Easterly Government Properties, Inc. REIT	144,804	3,279,811
EastGroup Properties, Inc. REIT	70,395	9,718,734
Empire State Realty Trust, Inc. Class A REIT (a)	247,127	2,303,224
EPR Properties REIT	131,877	4,286,003
Equity Commonwealth REIT	216,783	5,913,840
Equity LifeStyle Properties, Inc. REIT	301,479	19,101,709
Equity Residential REIT	609,143	36,109,997
Essential Properties Realty Trust, Inc. REIT	185,328	3,928,954
Essex Property Trust, Inc. REIT	115,963	27,531,936
Extra Space Storage, Inc. REIT	229,879	26,633,781
Federal Realty Investment Trust REIT	122,499	10,427,115
See accompanying notes to financial statements.
4

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	230,048	$ 9,691,922
Four Corners Property Trust, Inc. REIT	130,983	3,899,364
Franklin Street Properties Corp. REIT	171,264	748,424
Front Yard Residential Corp. REIT	88,402	1,432,112
Getty Realty Corp. REIT	64,073	1,764,570
Global Net Lease, Inc. REIT	158,558	2,717,684
Healthcare Realty Trust, Inc. REIT	242,632	7,181,907
Healthcare Trust of America, Inc. Class A REIT	389,110	10,716,089
Healthpeak Properties, Inc. REIT	957,604	28,948,369
Hersha Hospitality Trust REIT	64,702	510,499
Highwoods Properties, Inc. REIT	185,283	7,342,765
Host Hotels & Resorts, Inc. REIT	1,254,959	18,360,050
Hudson Pacific Properties, Inc. REIT	271,444	6,520,085
Independence Realty Trust, Inc. REIT	168,100	2,257,583
Industrial Logistics Properties Trust REIT	115,731	2,695,375
Innovative Industrial Properties, Inc. REIT (a)	39,324	7,201,404
Invitation Homes, Inc. REIT	997,029	29,611,761
JBG SMITH Properties REIT	198,495	6,206,939
Kilroy Realty Corp. REIT	186,683	10,715,604
Kimco Realty Corp. REIT	769,812	11,554,878
Kite Realty Group Trust REIT	151,725	2,269,806
Lexington Realty Trust REIT	494,265	5,249,094
Life Storage, Inc. REIT	86,548	10,332,966
LTC Properties, Inc. REIT	69,561	2,706,619
Macerich Co. REIT (a)	201,712	2,152,267
Mack-Cali Realty Corp. REIT	152,735	1,903,078
Mid-America Apartment Communities, Inc. REIT	203,454	25,775,587
Monmouth Real Estate Investment Corp. REIT	173,098	2,998,057
National Health Investors, Inc. REIT	79,818	5,521,011
National Retail Properties, Inc. REIT	309,134	12,649,763
National Storage Affiliates Trust REIT	111,269	4,009,022
NexPoint Residential Trust, Inc. REIT	39,943	1,689,988
Office Properties Income Trust REIT	87,796	1,994,725
Omega Healthcare Investors, Inc. REIT	403,937	14,670,992
Paramount Group, Inc. REIT	296,511	2,680,459
Park Hotels & Resorts, Inc. REIT	420,175	7,206,001
Pebblebrook Hotel Trust REIT	233,734	4,394,199
Piedmont Office Realty Trust, Inc. Class A REIT	222,597	3,612,749
Prologis, Inc. REIT	1,316,037	131,156,247
PS Business Parks, Inc. REIT	35,497	4,716,486
Public Storage REIT	270,846	62,546,467
QTS Realty Trust, Inc. Class A REIT (a)	114,667	7,095,594
See accompanying notes to financial statements.
5

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Realty Income Corp. REIT	625,079	$ 38,861,161
Regency Centers Corp. REIT	280,830	12,803,040
Retail Opportunity Investments Corp. REIT	212,835	2,849,861
Retail Properties of America, Inc. Class A REIT	378,341	3,238,599
Rexford Industrial Realty, Inc. REIT	232,365	11,411,445
RLJ Lodging Trust REIT	291,624	4,126,480
RPT Realty REIT	144,715	1,251,785
Ryman Hospitality Properties, Inc. REIT	98,080	6,645,901
Seritage Growth Properties Class A REIT (a) (b)	66,123	970,686
Service Properties Trust REIT	291,109	3,344,842
Simon Property Group, Inc. REIT	583,874	49,792,775
SITE Centers Corp. REIT	265,942	2,691,333
SL Green Realty Corp. REIT (a)	129,466	7,713,584
Spirit Realty Capital, Inc. REIT	203,467	8,173,269
STAG Industrial, Inc. REIT	266,067	8,333,218
STORE Capital Corp. REIT	420,611	14,292,362
Summit Hotel Properties, Inc. REIT	189,694	1,709,143
Sun Communities, Inc. REIT	191,363	29,077,608
Sunstone Hotel Investors, Inc. REIT	385,084	4,363,002
Tanger Factory Outlet Centers, Inc. REIT (a)	167,836	1,671,647
Terreno Realty Corp. REIT	121,930	7,134,124
UDR, Inc. REIT	523,868	20,132,247
Universal Health Realty Income Trust REIT	23,104	1,484,894
Urban Edge Properties REIT	197,917	2,561,046
Ventas, Inc. REIT	666,231	32,671,968
VEREIT, Inc.	388,561	14,683,720
Vornado Realty Trust REIT	279,149	10,423,424
Washington Prime Group, Inc. REIT (a)	37,387	243,391
Washington Real Estate Investment Trust	145,433	3,145,716
Weingarten Realty Investors REIT	215,088	4,660,957
Welltower, Inc. REIT	743,084	48,018,088
WP Carey, Inc. REIT	312,046	22,024,207
Xenia Hotels & Resorts, Inc. REIT	200,747	3,051,354
TOTAL COMMON STOCKS (Cost $1,515,939,143)		1,365,887,514
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	2,183,183	2,183,620
See accompanying notes to financial statements.
6

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	17,113,729	$ 17,113,729
TOTAL SHORT-TERM INVESTMENTS (Cost $19,297,349)		19,297,349
TOTAL INVESTMENTS — 100.9% (Cost $1,535,236,492)		1,385,184,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(12,366,061)
NET ASSETS — 100.0%		$ 1,372,818,802
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,365,887,514	$—	$—	$1,365,887,514
Short-Term Investments	19,297,349	—	—	19,297,349
TOTAL INVESTMENTS	$1,385,184,863	$—	$—	$1,385,184,863
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,097,975	$ 4,099,614	$ 49,338,743	$ 51,253,652	$(1,085)	$—	2,183,183	$ 2,183,620	$ 943
State Street Navigator Securities Lending Portfolio II	9,665,286	9,665,286	100,720,449	93,272,006	—	—	17,113,729	17,113,729	113,401
Total		$13,764,900	$150,059,192	$144,525,658	$(1,085)	$—		$19,297,349	$114,344
See accompanying notes to financial statements.
7

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	588,432	$ 63,050,489
ACADIA Pharmaceuticals, Inc. (a)	1,220,828	65,265,465
Acceleron Pharma, Inc. (a) (b)	503,520	64,420,349
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
Adverum Biotechnologies, Inc. (a) (b)	2,529,837	27,423,433
Agenus, Inc. (a) (b)	7,323,587	23,289,007
Agios Pharmaceuticals, Inc. (a) (b)	1,856,214	80,429,753
Akebia Therapeutics, Inc. (a) (b) (c)	19,737,122	55,263,942
Akero Therapeutics, Inc. (a) (b)	592,212	15,279,070
Albireo Pharma, Inc. (a) (b)	507,025	19,018,508
Alector, Inc. (a) (b)	2,155,335	32,610,219
Alexion Pharmaceuticals, Inc. (a)	517,250	80,815,140
Alkermes PLC (a) (b)	2,937,759	58,608,292
Allakos, Inc. (a) (b)	422,293	59,121,020
Allogene Therapeutics, Inc. (a) (b)	2,282,103	57,600,280
Allovir, Inc. (a)	454,682	17,477,976
Alnylam Pharmaceuticals, Inc. (a)	482,631	62,727,551
ALX Oncology Holdings, Inc. (a)	214,737	18,510,329
Amgen, Inc.	275,202	63,274,444
Amicus Therapeutics, Inc. (a)	2,831,442	65,377,996
AnaptysBio, Inc. (a) (b)	778,765	16,743,448
Anika Therapeutics, Inc. (a) (b)	313,456	14,187,019
Apellis Pharmaceuticals, Inc. (a) (b)	1,259,171	72,024,581
Applied Molecular Transport, Inc. (a) (b)	323,297	9,947,849
Arcturus Therapeutics Holdings, Inc. (a) (b)	590,246	25,604,871
Arcus Biosciences, Inc. (a) (b)	984,042	25,545,730
Arcutis Biotherapeutics, Inc. (a) (b)	507,625	14,279,491
Ardelyx, Inc. (a) (b)	1,094,534	7,081,635
Arena Pharmaceuticals, Inc. (a) (b)	904,451	69,488,970
Arrowhead Pharmaceuticals, Inc. (a) (b)	844,894	64,828,717
Atara Biotherapeutics, Inc. (a)	1,446,897	28,402,588
Athenex, Inc. (a) (b)	2,018,212	22,321,425
Athersys, Inc. (a) (b)	5,984,093	10,472,163
Atreca, Inc. Class A (a) (b)	508,452	8,211,500
Avidity Biosciences, Inc. (a) (b)	398,174	10,161,400
Avita Therapeutics, Inc. (a) (b)	281,352	5,227,520
Avrobio, Inc. (a) (b)	706,517	9,848,847
Beam Therapeutics, Inc. (a) (b)	726,680	59,326,155
BioCryst Pharmaceuticals, Inc. (a)	7,541,704	56,185,695
Biogen, Inc. (a) (b)	259,209	63,469,916
See accompanying notes to financial statements.
8

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Biohaven Pharmaceutical Holding Co., Ltd. (a)	716,939	$ 61,448,842
BioMarin Pharmaceutical, Inc. (a) (b)	787,292	69,037,635
Bioxcel Therapeutics, Inc. (a) (b) (c)	1,451,563	67,062,211
Black Diamond Therapeutics, Inc. (a) (b)	520,988	16,697,665
Bluebird Bio, Inc. (a) (b)	1,473,869	63,774,312
Blueprint Medicines Corp. (a)	545,602	61,189,264
Bridgebio Pharma, Inc. (a) (b)	1,019,997	72,531,987
Cardiff Oncology, Inc. (a) (b) (c)	2,537,816	45,655,310
CareDx, Inc. (a) (b)	907,655	65,759,605
Catalyst Pharmaceuticals, Inc. (a) (b)	4,066,916	13,583,499
Celldex Therapeutics, Inc. (a) (b)	1,731,176	30,330,204
CEL-SCI Corp. (a) (b)	1,336,527	15,583,905
ChemoCentryx, Inc. (a) (b)	1,030,725	63,822,492
Clovis Oncology, Inc. (a) (b) (c)	12,902,198	61,930,550
Coherus Biosciences, Inc. (a) (b)	2,841,130	49,378,839
Constellation Pharmaceuticals, Inc. (a) (b)	1,094,631	31,525,373
Cortexyme, Inc. (a) (b)	537,260	14,925,083
Cue Biopharma, Inc. (a) (b)	883,121	11,047,844
Cytokinetics, Inc. (a) (b)	2,666,616	55,412,280
CytomX Therapeutics, Inc. (a) (b)	1,109,790	7,269,125
Deciphera Pharmaceuticals, Inc. (a) (b)	1,098,150	62,671,420
Denali Therapeutics, Inc. (a) (b)	782,007	65,500,906
Dicerna Pharmaceuticals, Inc. (a) (b)	1,508,612	33,234,722
Dynavax Technologies Corp. (a) (b) (c)	8,873,658	39,487,778
Eagle Pharmaceuticals, Inc. (a) (b)	467,792	21,785,073
Editas Medicine, Inc. (a) (b)	1,010,564	70,850,642
Emergent BioSolutions, Inc. (a) (b)	747,818	67,004,493
Enanta Pharmaceuticals, Inc. (a) (b)	552,337	23,253,388
Epizyme, Inc. (a) (b)	2,610,005	28,344,654
Esperion Therapeutics, Inc. (a) (b) (c)	2,004,475	52,116,350
Exact Sciences Corp. (a) (b)	483,193	64,018,241
Exelixis, Inc. (a) (b)	3,149,259	63,205,628
Fate Therapeutics, Inc. (a)	660,513	60,060,447
FibroGen, Inc. (a) (b)	1,525,887	56,595,149
Five Prime Therapeutics, Inc. (a)	423,409	7,202,187
Flexion Therapeutics, Inc. (a) (b)	1,637,876	18,901,089
Forma Therapeutics Holdings, Inc. (a)	568,104	19,826,830
Frequency Therapeutics, Inc. (a) (b)	333,577	11,761,925
G1 Therapeutics, Inc. (a) (b) (c)	1,929,978	34,720,304
Generation Bio Co. (a) (b)	326,359	9,252,278
Geron Corp. (a) (b)	8,213,902	13,060,104
Gilead Sciences, Inc.	1,029,861	59,999,702
See accompanying notes to financial statements.
9

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Global Blood Therapeutics, Inc. (a) (b)	1,542,505	$ 66,805,892
Gossamer Bio, Inc. (a) (b)	1,679,170	16,237,574
Halozyme Therapeutics, Inc. (a) (b)	1,524,364	65,105,586
Heron Therapeutics, Inc. (a) (b)	2,273,719	48,123,263
IGM Biosciences, Inc. (a) (b)	420,507	37,126,563
ImmunoGen, Inc. (a) (b)	5,337,603	34,427,539
Immunovant, Inc. (a) (b)	1,138,919	52,606,669
Incyte Corp. (a) (b)	769,751	66,952,942
Inovio Pharmaceuticals, Inc. (a) (b)	5,657,898	50,072,397
Insmed, Inc. (a) (b)	1,568,683	52,221,457
Intellia Therapeutics, Inc. (a)	1,174,909	63,915,050
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,037,658	50,330,153
Invitae Corp. (a) (b)	1,105,590	46,224,718
Ionis Pharmaceuticals, Inc. (a) (b)	1,365,941	77,230,304
Iovance Biotherapeutics, Inc. (a) (b)	1,252,723	58,126,347
Ironwood Pharmaceuticals, Inc. (a) (b)	4,445,509	50,634,348
IVERIC bio, Inc. (a)	2,019,746	13,956,445
Kadmon Holdings, Inc. (a) (b)	6,604,593	27,409,061
Karuna Therapeutics, Inc. (a) (b)	472,151	47,965,820
Karyopharm Therapeutics, Inc. (a) (b) (c)	3,956,042	61,239,530
Keros Therapeutics, Inc. (a) (b)	206,745	14,583,792
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,125,454	19,886,772
Kodiak Sciences, Inc. (a) (b)	497,288	73,056,580
Krystal Biotech, Inc. (a) (b)	288,248	17,294,880
Kura Oncology, Inc. (a) (b)	1,503,428	49,101,958
Ligand Pharmaceuticals, Inc. (a) (b)	674,033	67,032,582
MacroGenics, Inc. (a)	1,508,911	34,493,705
Madrigal Pharmaceuticals, Inc. (a) (b)	468,084	52,036,898
MannKind Corp. (a) (b)	5,072,559	15,877,110
Mersana Therapeutics, Inc. (a) (b)	2,086,179	55,513,223
Mirati Therapeutics, Inc. (a)	262,577	57,672,412
Moderna, Inc. (a)	398,723	41,654,592
Myriad Genetics, Inc. (a) (b)	1,374,756	27,185,800
Natera, Inc. (a)	648,134	64,502,296
Neoleukin Therapeutics, Inc. (a) (b)	627,101	8,842,124
Neurocrine Biosciences, Inc. (a) (b)	693,671	66,488,365
Nkarta, Inc. (a)	244,272	15,015,400
Novavax, Inc. (a) (b)	501,111	55,878,888
Nurix Therapeutics, Inc. (a)	256,235	8,425,007
OPKO Health, Inc. (a) (b)	14,062,019	55,544,975
Precigen, Inc. (a) (b)	1,660,210	16,934,142
Precision BioSciences, Inc. (a) (b)	1,672,859	13,951,644
See accompanying notes to financial statements.
10

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a) (b)	931,333	$ 18,775,673
PTC Therapeutics, Inc. (a) (b)	963,030	58,773,721
Puma Biotechnology, Inc. (a) (b)	1,626,482	16,687,705
Radius Health, Inc. (a) (b)	1,428,868	25,519,582
Regeneron Pharmaceuticals, Inc. (a)	130,408	63,001,409
REGENXBIO, Inc. (a) (b)	826,264	37,479,335
Relay Therapeutics, Inc. (a)	736,342	30,602,374
Replimenu Group, Inc. (a)	1,137,708	43,403,560
REVOLUTION Medicines, Inc. (a) (b)	1,077,158	42,644,685
Rhythm Pharmaceuticals, Inc. (a) (b)	656,403	19,514,861
Rigel Pharmaceuticals, Inc. (a) (b)	5,978,320	20,924,120
Rocket Pharmaceuticals, Inc. (a) (b)	467,887	25,658,923
Sage Therapeutics, Inc. (a) (b)	906,389	78,411,712
Sangamo Therapeutics, Inc. (a) (b)	4,018,225	62,704,401
Sarepta Therapeutics, Inc. (a) (b)	374,141	63,787,299
Scholar Rock Holding Corp. (a)	226,891	11,011,020
Seagen, Inc. (a)	327,312	57,325,424
Seres Therapeutics, Inc. (a) (b)	2,570,869	62,986,290
Sorrento Therapeutics, Inc. (a) (b)	7,951,266	54,267,390
Spectrum Pharmaceuticals, Inc. (a) (b)	6,209,448	21,174,218
SpringWorks Therapeutics, Inc. (a) (b)	620,034	44,964,866
Stoke Therapeutics, Inc. (a) (b)	203,783	12,620,281
Syndax Pharmaceuticals, Inc. (a) (b)	1,196,433	26,608,670
TCR2 Therapeutics, Inc. (a) (b)	513,852	15,893,442
TG Therapeutics, Inc. (a) (b)	1,480,358	77,008,223
Translate Bio, Inc. (a) (b)	1,723,823	31,770,058
Travere Therapeutics, Inc. (a) (b)	736,370	20,069,764
Turning Point Therapeutics, Inc. (a)	527,603	64,288,426
Twist Bioscience Corp. (a) (b)	441,762	62,416,553
Ultragenyx Pharmaceutical, Inc. (a) (b)	431,788	59,772,413
uniQure NV (a) (b)	979,888	35,403,353
United Therapeutics Corp. (a)	451,195	68,486,889
Vanda Pharmaceuticals, Inc. (a) (b)	1,385,985	18,211,842
Vaxart, Inc. (a) (b) (c)	8,410,678	48,024,971
Vaxcyte, Inc. (a) (b)	605,058	16,076,391
VBI Vaccines, Inc. (a) (b) (c)	19,030,494	52,333,859
Veracyte, Inc. (a) (b)	1,045,008	51,142,692
Vericel Corp. (a) (b)	1,272,573	39,297,054
Vertex Pharmaceuticals, Inc. (a)	279,126	65,968,639
Viela Bio, Inc. (a) (b)	440,090	15,830,037
Viking Therapeutics, Inc. (a) (b) (c)	3,761,458	21,177,009
Vir Biotechnology, Inc. (a) (b)	1,947,566	52,155,817
See accompanying notes to financial statements.
11

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a) (b)	795,786	$ 34,720,143
Y-mAbs Therapeutics, Inc. (a) (b)	363,333	17,988,617
Zentalis Pharmaceuticals, Inc. (a) (b)	412,993	21,450,856
ZIOPHARM Oncology, Inc. (a) (b)	4,453,573	11,223,004
		6,901,059,956
HEALTH CARE EQUIPMENT — 0.0% (d)
LENSAR, Inc. (a)	2,385	17,291
TOTAL COMMON STOCKS (Cost $7,114,386,091)		6,901,077,247
SHORT-TERM INVESTMENTS — 15.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	1,207,088	1,207,330
State Street Navigator Securities Lending Portfolio II (g) (h)	1,086,364,528	1,086,364,528
TOTAL SHORT-TERM INVESTMENTS (Cost $1,087,571,858)		1,087,571,858
TOTAL INVESTMENTS — 115.7% (Cost $8,201,957,949)		7,988,649,105
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.7)%		(1,085,314,562)
NET ASSETS — 100.0%		$ 6,903,334,543
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
12

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,901,001,783	$75,464	$—	$6,901,077,247
Short-Term Investments	1,087,571,858	—	—	1,087,571,858
TOTAL INVESTMENTS	$7,988,573,641	$75,464	$—	$7,988,649,105
See accompanying notes to financial statements.
13

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
Akebia Therapeutics, Inc.	2,380,450	$ 32,326,511	$ 84,181,968	$ 33,400,150	$ 1,965,550	$ (29,809,937)	19,737,122	$ 55,263,942	$ —
Arcturus Therapeutics Holdings, Inc.	—	—	135,790,946	153,196,765	55,896,512	—*	—	—*	—
BioCryst Pharmaceuticals, Inc.	12,358,764	58,889,511	90,705,864	141,808,658	41,519,559	—*	—	—*	—
Bioxcel Therapeutics, Inc.	774,443	41,053,223	82,445,940	48,176,148	452,579	(8,713,383)	1,451,563	67,062,211	—
Cardiff Oncology, Inc.	—	—	60,028,728	5,504,935	(136,250)	(8,732,233)	2,537,816	45,655,310	—
Catalyst Pharmaceuticals, Inc.	4,713,118	21,774,605	28,797,213	30,480,917	(3,375,990)	—*	—	—*	—
CEL-SCI Corp.	1,887,669	28,164,022	26,681,012	35,331,210	554,649	—*	—	—*	—
Clovis Oncology, Inc.	7,843,117	52,941,040	79,554,352	51,201,029	(4,248,646)	(15,115,167)	12,902,198	61,930,550	—
Corbus Pharmaceuticals Holdings, Inc.	1,770,830	14,857,264	47,522,540	44,655,157	(16,598,235)	—*	—	—*	—
Dynavax Technologies Corp.	3,263,799	28,949,897	86,264,288	55,889,769	(5,817,660)	(14,018,978)	8,873,658	39,487,778	—
Esperion Therapeutics, Inc.	1,219,434	62,569,159	72,685,176	48,122,391	(1,788,348)	(33,227,246)	2,004,475	52,116,350	—
G1 Therapeutics, Inc.	661,220	16,041,197	45,677,671	26,114,084	(981,185)	96,705	1,929,978	34,720,304	—
Intercept Pharmaceuticals, Inc.	705,260	33,789,007	85,505,808	39,520,226	(264,616)	(29,179,820)	2,037,658	50,330,153	—
Karyopharm Therapeutics, Inc.	3,174,804	60,130,788	76,087,222	63,910,459	(4,997,597)	(6,070,424)	3,956,042	61,239,530	—
Puma Biotechnology, Inc.	2,718,389	28,352,797	33,850,875	46,223,453	(4,004,668)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,399,493	6,402,053	138,526,872	143,720,710	(828)	(57)	1,207,088	1,207,330	5,000
State Street Navigator Securities Lending Portfolio II	857,417,617	857,417,617	2,874,335,810	2,645,388,899	—	—	1,086,364,528	1,086,364,528	18,189,352
Translate Bio, Inc.	890,020	15,949,158	105,748,925	120,164,296	31,458,442	—*	—	—*	—
Vaxart, Inc.	—	—	68,171,781	6,186,683	(170,683)	(13,789,444)	8,410,678	48,024,971	—
VBI Vaccines, Inc.	—	—	100,591,249	35,220,796	930,916	(13,967,510)	19,030,494	52,333,859	—
Viking Therapeutics, Inc.	2,913,435	21,005,866	34,900,739	29,157,838	(6,995,956)	1,424,198	3,761,458	21,177,009	—
Total		$1,380,613,715	$4,358,054,979	$3,803,374,573	$ 83,397,545	$(171,103,296)		$1,676,913,825	$18,194,352
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2020.
*	As of December 31, 2020, no longer an affiliate.
See accompanying notes to financial statements.
14

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
General Dynamics Corp.	1,172,954	$ 174,559,014
Raytheon Technologies Corp.	2,740,072	195,942,549
		370,501,563
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc. (a)	1,030,969	96,777,060
Expeditors International of Washington, Inc.	626,582	59,594,214
		156,371,274
BANKS — 8.3%
Bank OZK (a) (b)	6,545,861	204,689,073
Commerce Bancshares, Inc. (a)	1,640,543	107,783,675
Community Bank System, Inc. (a)	1,904,138	118,646,839
Cullen/Frost Bankers, Inc. (a)	2,784,250	242,870,127
People's United Financial, Inc. (b)	31,695,076	409,817,333
Prosperity Bancshares, Inc. (a)	3,113,037	215,920,246
United Bankshares, Inc. (a)	3,916,359	126,890,032
		1,426,617,325
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	645,970	51,309,397
Coca-Cola Co.	3,413,965	187,221,840
PepsiCo, Inc.	1,097,822	162,807,003
		401,338,240
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	3,317,435	355,463,160
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,861,773	102,062,396
Carrier Global Corp.	1,557,524	58,749,805
		160,812,201
CAPITAL MARKETS — 4.7%
Eaton Vance Corp.	2,761,660	187,599,564
FactSet Research Systems, Inc.	145,376	48,337,520
Franklin Resources, Inc.	11,866,999	296,556,305
S&P Global, Inc.	114,364	37,594,878
SEI Investments Co.	1,377,278	79,152,166
T Rowe Price Group, Inc.	984,303	149,013,631
		798,254,064
See accompanying notes to financial statements.
15

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 4.3%
Air Products & Chemicals, Inc.	317,822	$ 86,835,327
Albemarle Corp. (a)	928,217	136,930,572
Ecolab, Inc.	238,456	51,592,340
HB Fuller Co. (a)	1,487,146	77,153,134
Linde PLC (c)	358,527	94,475,450
PPG Industries, Inc.	684,152	98,668,401
RPM International, Inc.	1,062,119	96,419,163
Sherwin-Williams Co.	58,418	42,931,972
Stepan Co.	491,330	58,625,496
		743,631,855
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	2,938,244	111,183,153
Brady Corp. Class A	1,865,440	98,532,541
Cintas Corp.	117,642	41,581,741
MSA Safety, Inc. (a)	463,825	69,290,817
		320,588,252
CONTAINERS & PACKAGING — 2.9%
Amcor PLC	19,703,044	231,904,828
AptarGroup, Inc.	558,061	76,392,970
Sonoco Products Co.	3,286,395	194,718,904
		503,016,702
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,745,288	175,279,274
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	13,616,137	391,600,100
ELECTRIC UTILITIES — 1.4%
Eversource Energy	1,533,831	132,691,720
NextEra Energy, Inc.	1,382,609	106,668,284
		239,360,004
ELECTRICAL EQUIPMENT — 2.2%
Emerson Electric Co.	2,261,738	181,775,883
nVent Electric PLC (b)	8,629,800	200,988,042
		382,763,925
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Essex Property Trust, Inc. REIT	1,057,302	251,024,641
Federal Realty Investment Trust REIT (a) (b)	3,907,227	332,583,162
See accompanying notes to financial statements.
16

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
National Retail Properties, Inc. REIT (b)	8,890,420	$ 363,795,986
Realty Income Corp. REIT	3,950,510	245,603,207
		1,193,006,996
FOOD & STAPLES RETAILING — 3.3%
Casey's General Stores, Inc.	205,191	36,651,216
Sysco Corp.	2,317,951	172,131,041
Walmart, Inc.	557,224	80,323,840
Walgreens Boots Alliance, Inc.	7,105,719	283,376,074
		572,482,171
FOOD PRODUCTS — 3.3%
Archer-Daniels-Midland Co.	3,100,531	156,297,768
Hormel Foods Corp. (a)	1,990,810	92,791,654
J.M. Smucker Co. (a)	1,400,451	161,892,135
Lancaster Colony Corp.	444,288	81,629,034
McCormick & Co., Inc.	675,343	64,562,791
		557,173,382
GAS UTILITIES — 5.4%
Atmos Energy Corp.	1,278,820	122,037,793
National Fuel Gas Co. (a)	4,213,292	173,292,700
New Jersey Resources Corp. (a)	4,130,132	146,826,192
Northwest Natural Holding Co. (a) (b)	1,531,481	70,432,811
South Jersey Industries, Inc. (a) (b)	9,426,731	203,146,053
UGI Corp.	5,795,024	202,594,039
		918,329,588
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	637,312	69,779,291
Becton Dickinson and Co.	293,420	73,419,553
Medtronic PLC	1,040,365	121,868,356
West Pharmaceutical Services, Inc.	42,868	12,144,933
		277,212,133
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	4,356,338	233,325,463
HOTELS, RESTAURANTS & LEISURE — 0.7%
McDonald's Corp.	533,690	114,519,200
HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	4,540,569	201,147,207
See accompanying notes to financial statements.
17

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 3.2%
Church & Dwight Co., Inc.	578,729	$ 50,482,531
Clorox Co. (a)	519,466	104,890,575
Colgate-Palmolive Co.	1,492,896	127,657,537
Kimberly-Clark Corp.	1,099,517	148,247,877
Procter & Gamble Co.	829,829	115,462,407
		546,740,927
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,122,432	196,189,889
Carlisle Cos., Inc.	676,528	105,660,143
Roper Technologies, Inc.	62,859	27,097,887
		328,947,919
INSURANCE — 5.7%
Aflac, Inc.	4,226,560	187,955,123
Brown & Brown, Inc.	908,300	43,062,503
Chubb, Ltd.	1,081,240	166,424,461
Cincinnati Financial Corp.	2,064,797	180,401,314
Old Republic International Corp.	14,925,138	294,174,470
RenaissanceRe Holdings, Ltd.	240,244	39,837,260
RLI Corp. (a)	636,727	66,315,117
		978,170,248
IT SERVICES — 2.7%
Automatic Data Processing, Inc.	908,062	160,000,525
International Business Machines Corp.	2,398,565	301,931,362
		461,931,887
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris, Inc.	1,488,900	141,862,392
MACHINERY — 6.0%
Caterpillar, Inc.	850,733	154,850,421
Donaldson Co., Inc.	1,814,141	101,374,199
Dover Corp.	816,100	103,032,625
Franklin Electric Co., Inc.	865,231	59,882,638
Graco, Inc.	924,016	66,852,558
Illinois Tool Works, Inc.	592,818	120,863,734
Lincoln Electric Holdings, Inc.	1,090,381	126,756,791
Nordson Corp.	203,416	40,876,445
Otis Worldwide Corp.	1,048,744	70,842,657
Pentair PLC	1,658,952	88,073,762
See accompanying notes to financial statements.
18

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	503,524	$ 89,909,245
		1,023,315,075
MEDIA — 0.6%
John Wiley & Sons, Inc. Class A (a)	2,292,808	104,689,613
METALS & MINING — 1.2%
Nucor Corp.	3,712,761	197,481,758
MULTI-UTILITIES — 3.4%
Black Hills Corp. (b)	3,137,825	192,819,346
Consolidated Edison, Inc.	2,502,641	180,865,865
MDU Resources Group, Inc.	7,732,367	203,670,547
		577,355,758
MULTILINE RETAIL — 0.6%
Target Corp.	559,863	98,832,615
OIL, GAS & CONSUMABLE FUELS — 6.2%
Chevron Corp.	5,127,478	433,015,517
Exxon Mobil Corp.	15,407,461	635,095,543
		1,068,111,060
PHARMACEUTICALS — 0.9%
Johnson & Johnson	970,096	152,673,709
SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	436,453	70,055,071
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
VF Corp.	1,935,871	165,342,742
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	2,558,914	124,951,771
W.W. Grainger, Inc.	246,688	100,732,578
		225,684,349
WATER UTILITIES — 2.0%
American States Water Co.	1,171,622	93,155,665
California Water Service Group	1,916,586	103,553,142
Essential Utilities, Inc. (a)	2,906,909	137,467,726
		334,176,533
See accompanying notes to financial statements.
19

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc. (b)	6,006,342	$ 111,537,771
TOTAL COMMON STOCKS (Cost $15,626,018,489)		17,079,703,506
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	11,535,876	11,538,183
State Street Navigator Securities Lending Portfolio II (f) (g)	26,776,728	26,776,728
TOTAL SHORT-TERM INVESTMENTS (Cost $38,314,911)		38,314,911
TOTAL INVESTMENTS — 100.0% (Cost $15,664,333,400)		17,118,018,417
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (h)		6,625,913
NET ASSETS — 100.0%		$17,124,644,330
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
(h)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,079,703,506	$—	$—	$17,079,703,506
Short-Term Investments	38,314,911	—	—	38,314,911
TOTAL INVESTMENTS	$ 17,118,018,417	$—	$—	$ 17,118,018,417
See accompanying notes to financial statements.
20

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
ABM Industries, Inc.	3,496,319	$ 126,916,380	$ 22,491,052	$ 42,416,797	$ (501,145)	$ —*	—	$ —*	$ 1,171,920
Bank OZK	11,770,632	276,256,733	48,640,041	174,877,054	(42,827,236)	97,496,589	6,545,861	204,689,073	5,696,509
Black Hills Corp.	2,026,321	114,811,348	80,273,695	14,945,271	(259,999)	12,939,573	3,137,825	192,819,346	3,366,687
Cullen/Frost Bankers, Inc.	3,189,184	238,263,937	48,284,918	76,812,672	(3,994,943)	—*	—	—*	3,789,592
Federal Realty Investment Trust	3,029,246	258,122,052	80,909,359	18,142,751	1,288,900	10,405,602	3,907,227	332,583,162	7,574,914
HB Fuller Co.	2,718,062	121,225,565	19,021,868	74,596,360	9,857,982	—*	—	—*	689,066
John Wiley & Sons, Inc.	2,676,536	104,384,904	26,336,574	36,617,917	(20,259,709)	—*	—	—*	2,742,896
Leggett & Platt, Inc.	7,856,841	276,167,961	52,720,060	189,063,220	16,272,306	—*	—	—*	4,247,974
National Fuel Gas Co.	4,312,353	180,816,961	51,431,657	54,962,850	(5,190,632)	—*	—	—*	4,057,180
National Retail Properties, Inc.	8,332,186	295,625,959	62,302,081	43,095,988	(10,711,470)	59,675,404	8,890,420	363,795,986	8,928,589
New Jersey Resources Corp.	4,313,668	140,841,260	37,412,164	40,789,208	(16,715,474)	—*	—	—*	2,976,888
Northwest Natural Holding Co.	1,853,023	103,380,153	17,351,689	32,572,754	(14,084,945)	(3,641,332)	1,531,481	70,432,811	1,752,253
nVent Electric PLC	9,090,838	170,271,396	46,819,232	54,426,575	(13,917,408)	52,241,397	8,629,800	200,988,042	2,826,516
People's United Financial, Inc.	21,697,953	251,045,316	128,803,564	19,600,253	522,661	49,046,045	31,695,076	409,817,333	8,941,943
Polaris, Inc.	3,164,816	292,903,721	47,823,767	221,986,688	58,781,926	—*	—	—*	1,762,734
South Jersey Industries, Inc.	6,542,373	163,493,901	71,054,626	11,158,697	(477,338)	(19,766,439)	9,426,731	203,146,053	5,005,405
State Street Institutional Liquid Reserves Fund, Premier Class	16,175,997	16,182,467	448,668,513	453,309,133	8,608	(12,272)	11,535,876	11,538,183	23,455
State Street Navigator Securities Lending Portfolio II	160,240,114	160,240,114	810,582,217	944,045,603	—	—	26,776,728	26,776,728	94,013
Telephone & Data Systems, Inc.	7,119,547	141,536,594	24,669,300	45,144,092	(24,714,574)	15,190,543	6,006,342	111,537,771	2,129,357
United Bankshares, Inc.	6,311,500	174,576,090	32,480,864	94,287,900	(36,282,792)	—*	—	—*	3,710,417
Total		$3,607,062,812	$2,158,077,241	$2,642,851,783	$(103,205,282)	$273,575,110		$2,128,124,488	$71,488,308
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2020.
*	As of December 31, 2020, no longer an affiliate.
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,365,887,514	$ 6,311,735,280	$14,989,893,929
Investments in affiliated issuers, at value	19,297,349	1,676,913,825	2,128,124,488
Total Investments	1,385,184,863	7,988,649,105	17,118,018,417
Cash	261,792	521,446	—
Receivable for fund shares sold	4,519	—	—
Dividends receivable — unaffiliated issuers	6,512,213	—	38,451,181
Dividends receivable — affiliated issuers	119	607	4,919
Securities lending income receivable — unaffiliated issuers	3,724	112,626	10,487
Securities lending income receivable — affiliated issuers	17,703	3,099,584	7,809
TOTAL ASSETS	1,391,984,933	7,992,383,368	17,156,492,813
LIABILITIES
Payable upon return of securities loaned	17,113,729	1,086,364,528	26,776,728
Payable for investments purchased	1,760,623	521,447	—
Payable for fund shares repurchased	—	3,435	3,997
Advisory fee payable	287,581	2,159,415	5,050,577
Trustees’ fees and expenses payable	4,198	—	17,181
TOTAL LIABILITIES	19,166,131	1,089,048,825	31,848,483
NET ASSETS	$1,372,818,802	$ 6,903,334,543	$17,124,644,330
NET ASSETS CONSIST OF:
Paid-in Capital	$1,725,853,171	$10,158,869,475	$17,108,270,061
Total distributable earnings (loss)	(353,034,369)	(3,255,534,932)	16,374,269
NET ASSETS	$1,372,818,802	$ 6,903,334,543	$17,124,644,330
NET ASSET VALUE PER SHARE
Net asset value per share	$ 86.71	$ 140.81	$ 105.93
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,831,617	49,025,000	161,653,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,515,939,143	$ 6,296,663,099	$13,372,086,827
Investments in affiliated issuers	19,297,349	1,905,294,850	2,292,246,573
Total cost of investments	$1,535,236,492	$ 8,201,957,949	$15,664,333,400
* Includes investments in securities on loan, at value	$ 19,596,282	$ 1,531,172,242	$ 120,038,519
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 34,778,630	$ 3,266,036	$ 222,174,561
Dividend income — affiliated issuers	943	5,000	71,394,295
Dividend income — non-cash transactions	2,168,875	—	—
Unaffiliated securities lending income	19,889	1,219,663	68,426
Affiliated securities lending income	113,401	18,189,352	94,013
TOTAL INVESTMENT INCOME (LOSS)	37,081,738	22,680,051	293,731,295
EXPENSES
Advisory fee	1,623,630	10,674,662	27,933,950
Trustees’ fees and expenses	15,088	41,081	140,561
TOTAL EXPENSES	1,638,718	10,715,743	28,074,511
NET INVESTMENT INCOME (LOSS)	$ 35,443,020	$ 11,964,308	$ 265,656,784
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,601,635)	(399,040,878)	(144,345,061)
Investments — affiliated issuers	(1,085)	77,580,268	(209,238,841)
In-kind redemptions — unaffiliated issuers	17,628,857	1,743,182,893	686,362,119
In-kind redemptions — affiliated issuers	—	5,817,277	106,033,559
Net realized gain (loss)	1,026,137	1,427,539,560	438,811,776
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	129,531,878	271,412,502	1,706,640,487
Investment — affiliated issuers	—	(221,257,020)	193,636,651
Net change in unrealized appreciation/depreciation	129,531,878	50,155,482	1,900,277,138
NET REALIZED AND UNREALIZED GAIN (LOSS)	130,558,015	1,477,695,042	2,339,088,914
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$166,001,035	$1,489,659,350	$2,604,745,698
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 35,443,020	$ 58,164,383
Net realized gain (loss)	1,026,137	(33,015,910)
Net change in unrealized appreciation/depreciation	129,531,878	(401,412,206)
Net increase (decrease) in net assets resulting from operations	166,001,035	(376,263,733)
Net equalization credits and charges	1,498,112	(2,277,335)
Distributions to shareholders	(30,726,291)	(76,076,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	147,494,060	491,798,632
Cost of shares redeemed	(263,112,678)	(1,219,091,891)
Net income equalization	(1,498,112)	2,277,335
Net increase (decrease) in net assets from beneficial interest transactions	(117,116,730)	(725,015,924)
Net increase (decrease) in net assets during the period	19,656,126	(1,179,633,122)
Net assets at beginning of period	1,353,162,676	2,532,795,798
NET ASSETS AT END OF PERIOD	$1,372,818,802	$ 1,353,162,676
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,750,000	5,300,000
Shares redeemed	(3,250,000)	(13,600,000)
Net increase (decrease) from share transactions	(1,500,000)	(8,300,000)
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,964,308	$ 296,157
Net realized gain (loss)	1,427,539,560	570,946,754
Net change in unrealized appreciation/depreciation	50,155,482	477,966,904
Net increase (decrease) in net assets resulting from operations	1,489,659,350	1,049,209,815
Net equalization credits and charges	(19,785)	35,202
Distributions to shareholders	(13,236,987)	(928,142)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,169,324,892	18,679,802,929
Cost of shares redeemed	(12,145,060,032)	(18,738,305,166)
Net income equalization	19,785	(35,202)
Net increase (decrease) in net assets from beneficial interest transactions	24,284,645	(58,537,439)
Net increase (decrease) in net assets during the period	1,500,687,223	989,779,436
Net assets at beginning of period	5,402,647,320	4,412,867,884
NET ASSETS AT END OF PERIOD	$ 6,903,334,543	$ 5,402,647,320
SHARES OF BENEFICIAL INTEREST:
Shares sold	98,025,000	208,575,000
Shares redeemed	(97,225,000)	(210,600,000)
Net increase (decrease) from share transactions	800,000	(2,025,000)
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 265,656,784	$ 515,368,413
Net realized gain (loss)	438,811,776	1,239,710,443
Net change in unrealized appreciation/depreciation	1,900,277,138	(3,188,460,306)
Net increase (decrease) in net assets resulting from operations	2,604,745,698	(1,433,381,450)
Net equalization credits and charges	(1,769,466)	(7,547,203)
Distributions to shareholders	(270,680,097)	(509,825,739)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,259,919,682	6,522,295,627
Cost of shares redeemed	(3,667,206,787)	(8,079,251,362)
Net income equalization	1,769,466	7,547,203
Net increase (decrease) in net assets from beneficial interest transactions	(405,517,639)	(1,549,408,532)
Net increase (decrease) in net assets during the period	1,926,778,496	(3,500,162,924)
Net assets at beginning of period	15,197,865,834	18,698,028,758
NET ASSETS AT END OF PERIOD	$17,124,644,330	$15,197,865,834
SHARES OF BENEFICIAL INTEREST:
Shares sold	34,000,000	65,550,000
Shares redeemed	(38,900,000)	(84,200,000)
Net increase (decrease) from share transactions	(4,900,000)	(18,650,000)
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 78.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44	$ 84.38
Income (loss) from investment operations:
Net investment income (loss) (a)	2.24	2.50	2.74	2.47	1.62	2.83
Net realized and unrealized gain (loss) (b)	8.25	(19.84)	5.92	1.20	(4.28)	15.72
Total from investment operations	10.49	(17.34)	8.66	3.67	(2.66)	18.55
Net equalization credits and charges	0.09	(0.10)	0.01	(0.04)	(0.09)	0.03
Distributions to shareholders from:
Net investment income	(1.94)	(3.31)	(3.65)	(2.82)	(3.70)	(3.52)
Net asset value, end of period	$ 86.71	$ 78.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44
Total return (c)	13.72%	(18.04)%	9.58%	4.03%	(2.73)%	22.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,372,819	$1,353,163	$2,532,796	$2,563,630	$3,015,901	$3,816,521
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	5.46%(d)	2.61%	2.89%	2.72%	1.71%	3.14%
Portfolio turnover rate (e)	4%(f)	17%	9%	6%	9%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 112.03	$ 87.82	$ 95.23	$ 77.15	$ 54.16	$ 84.11
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	0.01	0.04	0.20	0.20	0.29
Net realized and unrealized gain (loss) (c)	28.80	24.22	(7.37)	18.06	22.97	(29.93)
Total from investment operations	29.04	24.23	(7.33)	18.26	23.17	(29.64)
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.00(d)	0.01	(0.00)(d)	(0.01)
Distributions to shareholders from:
Net investment income	(0.26)	(0.02)	(0.08)	(0.19)	(0.18)	(0.30)
Net asset value, end of period	$ 140.81	$ 112.03	$ 87.82	$ 95.23	$ 77.15	$ 54.16
Total return (e)	25.95%	27.59%	(7.70)%	23.69%	42.80%	(35.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,903,335	$5,402,647	$4,412,868	$5,232,982	$3,548,969	$1,873,833
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.39%(f)	0.01%	0.05%	0.23%	0.30%	0.45%
Portfolio turnover rate (g)	37%(h)	66%	45%	62%	59%	75%
(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 91.25	$ 100.96	$ 92.65	$ 88.93	$ 83.91	$ 76.23
Income (loss) from investment operations:
Net investment income (loss) (a)	1.63	2.84	2.41	2.31	1.81	2.01
Net realized and unrealized gain (loss) (b)	14.73	(9.68)	8.30	6.10	6.01	10.29
Total from investment operations	16.36	(6.84)	10.71	8.41	7.82	12.30
Net equalization credits and charges (a)	(0.01)	(0.04)	0.02	(0.03)	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.67)	(2.83)	(2.42)	(2.33)	(2.22)	(2.02)
Net realized gains	—	—	—	(2.33)	(0.59)	(2.61)
Total distributions	(1.67)	(2.83)	(2.42)	(4.66)	(2.81)	(4.63)
Net asset value, end of period	$ 105.93	$ 91.25	$ 100.96	$ 92.65	$ 88.93	$ 83.91
Total return (c)	18.08%	(6.82)%	11.76%	9.44%	9.46%	16.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,124,644	$15,197,866	$18,698,029	$15,351,950	$15,478,187	$14,009,561
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	3.33%(d)	2.89%	2.49%	2.51%	2.10%	2.62%
Portfolio turnover rate (e)	11%(f)	31%	20%	24%	32%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
31

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following Funds utilized equalization during the period ended December 31, 2020 :
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 47,868,359	$ 44,690,409
SPDR S&P Biotech ETF	2,181,366,794	2,191,964,839
SPDR S&P Dividend ETF	1,863,223,494	1,712,870,883
For the period ended December 31, 2020, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 132,979,617	$ 248,562,349	$ 17,628,857
SPDR S&P Biotech ETF	7,875,625,390	7,835,760,018	1,749,000,170
SPDR S&P Dividend ETF	2,936,427,879	3,501,177,005	792,395,678
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,541,062,186	$ 85,529,549	$241,406,872	$ (155,877,323)
SPDR S&P Biotech ETF	8,213,214,805	534,303,779	758,869,479	(224,565,700)
SPDR S&P Dividend ETF	15,684,299,813	2,048,720,209	615,001,605	1,433,718,604
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 19,596,282	$ 17,113,729	$ 2,776,873	$ 19,890,602
SPDR S&P Biotech ETF	1,531,172,242	1,086,364,528	541,755,335	1,628,119,863
SPDR S&P Dividend ETF	120,038,519	26,776,728	96,106,607	122,883,335
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 17,113,729	$—	$—	$—	$ 17,113,729	$ 17,113,729
SPDR S&P Biotech ETF	Common Stocks	1,086,364,528	—	—	—	1,086,364,528	1,086,364,528
SPDR S&P Dividend ETF	Common Stocks	26,776,728	—	—	—	26,776,728	26,776,728
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
40

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
41

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,137.20	$1,259.50	$1,180.80
Expenses Paid During Period(a)	1.35	1.99	1.92
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.90	1,023.40	1,023.40
Expenses Paid During Period(a)	1.28	1.79	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
42

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
43

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
44

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPEQSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
HP, Inc.	2.0%
Ford Motor Co.	1.8
Marathon Petroleum Corp.	1.5
Dow, Inc.	1.5
Simon Property Group, Inc. REIT	1.5
Delta Air Lines, Inc.	1.5
Maxim Integrated Products, Inc.	1.4
LyondellBasell Industries NV Class A	1.4
General Motors Co.	1.3
Johnson Controls International PLC	1.3
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Consumer Discretionary	16.4%
Financials	15.8
Industrials	12.1
Materials	10.3
Real Estate	9.9
Information Technology	9.7
Energy	8.6
Utilities	8.1
Consumer Staples	4.2
Communication Services	3.3
Health Care	1.2
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
McKesson Corp.	0.8%
Progressive Corp.	0.7
Cummins, Inc.	0.6
InterActiveCorp	0.5
DaVita, Inc.	0.5
Humana, Inc.	0.5
Bio-Rad Laboratories, Inc. Class A	0.5
NortonLifeLock, Inc.	0.5
HP, Inc.	0.5
eBay, Inc.	0.4
TOTAL	5.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	19.7%
Industrials	17.9
Health Care	14.1
Consumer Discretionary	13.0
Financials	10.4
Materials	6.9
Consumer Staples	4.6
Communication Services	4.5
Utilities	3.9
Real Estate	3.4
Energy	1.4
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
HP, Inc.	1.5%
Cognizant Technology Solutions Corp. Class A	1.3
Progressive Corp.	1.0
Maxim Integrated Products, Inc.	0.8
McKesson Corp.	0.8
Southwest Airlines Co.	0.8
Cincinnati Financial Corp.	0.8
CDW Corp.	0.7
Cerner Corp.	0.7
Cummins, Inc.	0.7
TOTAL	9.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	19.8%
Industrials	17.5
Financials	14.5
Health Care	10.3
Consumer Discretionary	8.0
Utilities	7.8
Materials	6.4
Real Estate	6.1
Consumer Staples	5.7
Communication Services	3.3
Energy	0.4
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	2.6%
Exxon Mobil Corp.	2.4
Berkshire Hathaway, Inc. Class B	2.4
Bank of America Corp.	1.8
Wells Fargo & Co.	1.8
Walmart, Inc.	1.5
Amazon.com, Inc.	1.5
Morgan Stanley	1.4
JPMorgan Chase & Co.	1.4
AT&T, Inc.	1.1
TOTAL	17.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	22.3%
Information Technology	12.9
Consumer Discretionary	12.1
Industrials	10.4
Health Care	9.4
Communication Services	8.5
Energy	7.9
Consumer Staples	6.6
Materials	4.4
Utilities	2.7
Real Estate	2.6
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	11.8%
Microsoft Corp.	7.9
Amazon.com, Inc.	7.3
Facebook, Inc. Class A	2.7
NVIDIA Corp.	1.9
PayPal Holdings, Inc.	1.6
Alphabet, Inc. Class C	1.6
Alphabet, Inc. Class A	1.5
Adobe, Inc.	1.3
UnitedHealth Group, Inc.	1.3
TOTAL	38.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	38.1%
Consumer Discretionary	14.1
Health Care	13.4
Communication Services	10.3
Industrials	7.5
Consumer Staples	5.3
Financials	5.0
Materials	2.6
Real Estate	1.9
Utilities	1.5
Energy	0.2
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Republic Services, Inc.	1.7%
Chubb, Ltd.	1.7
Marsh & McLennan Cos., Inc.	1.5
Intercontinental Exchange, Inc.	1.5
Arthur J Gallagher & Co.	1.5
Berkshire Hathaway, Inc. Class B	1.4
Aflac, Inc.	1.4
Aon PLC Class A	1.3
NextEra Energy, Inc.	1.3
Visa, Inc. Class A	1.3
TOTAL	14.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	23.7%
Information Technology	16.7
Industrials	14.0
Real Estate	12.1
Consumer Discretionary	8.2
Health Care	7.4
Utilities	5.4
Consumer Staples	4.7
Materials	3.5
Communication Services	3.1
Energy	0.9
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
TPG RE Finance Trust, Inc. REIT	1.2%
Ellington Financial, Inc. REIT	1.1
Granite Point Mortgage Trust, Inc. REIT	1.1
Apollo Commercial Real Estate Finance, Inc. REIT	0.8
KKR Real Estate Finance Trust, Inc. REIT	0.8
Apple Hospitality REIT, Inc. REIT	0.8
Brinker International, Inc.	0.7
White Mountains Insurance Group, Ltd.	0.7
Ares Commercial Real Estate Corp. REIT	0.7
Provident Financial Services, Inc.	0.6
TOTAL	8.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	33.3%
Consumer Discretionary	12.5
Real Estate	11.5
Industrials	11.1
Information Technology	9.8
Health Care	8.7
Materials	3.1
Communication Services	3.0
Consumer Staples	2.8
Energy	2.1
Utilities	1.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.5%
Hexcel Corp.	13,996	$ 678,666
Huntington Ingalls Industries, Inc.	5,385	918,035
Spirit AeroSystems Holdings, Inc. Class A	16,656	651,083
		2,247,784
AIR FREIGHT & LOGISTICS — 0.3%
C.H. Robinson Worldwide, Inc.	13,753	1,290,994
AIRLINES — 3.4%
Alaska Air Group, Inc.	32,106	1,669,512
American Airlines Group, Inc. (a)	131,113	2,067,652
Copa Holdings SA Class A	8,296	640,700
Delta Air Lines, Inc.	170,047	6,837,590
Southwest Airlines Co.	101,995	4,753,987
		15,969,441
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	47,814	1,847,533
Gentex Corp.	25,012	848,657
Lear Corp.	15,946	2,535,892
		5,232,082
AUTOMOBILES — 3.4%
Ford Motor Co.	967,747	8,506,496
General Motors Co.	142,041	5,914,587
Harley-Davidson, Inc.	40,635	1,491,305
		15,912,388
BANKS — 4.9%
Associated Banc-Corp.	26,628	454,007
Bank of Hawaii Corp.	3,594	275,372
Bank OZK	21,716	679,059
Citizens Financial Group, Inc.	49,876	1,783,566
Comerica, Inc.	35,959	2,008,670
Cullen/Frost Bankers, Inc.	4,658	406,317
East West Bancorp, Inc.	13,127	665,670
Fifth Third Bancorp	70,427	1,941,672
First Hawaiian, Inc.	22,882	539,558
First Horizon National Corp.	62,720	800,307
FNB Corp.	59,567	565,887
Huntington Bancshares, Inc.	140,531	1,774,907
KeyCorp.	115,266	1,891,515
M&T Bank Corp.	9,779	1,244,867
PacWest Bancorp	31,138	790,905
People's United Financial, Inc.	40,856	528,268
Popular, Inc.	10,979	618,337
Regions Financial Corp.	108,694	1,752,147
Sterling Bancorp	14,005	251,810
Synovus Financial Corp.	36,050	1,166,939
TCF Financial Corp.	13,087	484,481
Umpqua Holdings Corp.	29,953	453,489
Webster Financial Corp.	15,848	667,993
Wintrust Financial Corp.	3,400	207,706
Zions Bancorp NA	16,975	737,394
		22,690,843
Security Description	Shares	Value
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	46,321	$ 2,093,246
BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	16,767	919,167
Johnson Controls International PLC	125,841	5,862,932
Owens Corning	11,600	878,816
		7,660,915
CAPITAL MARKETS — 2.4%
Apollo Global Management, Inc.	45,414	2,224,378
Carlyle Group, Inc.	7,500	235,800
Eaton Vance Corp.	29,409	1,997,753
Evercore, Inc. Class A	10,513	1,152,645
Franklin Resources, Inc.	71,917	1,797,206
Invesco, Ltd.	100,155	1,745,702
Lazard, Ltd. Class A	26,741	1,131,144
LPL Financial Holdings, Inc.	6,442	671,385
		10,956,013
CHEMICALS — 5.7%
Cabot Corp.	15,031	674,591
Celanese Corp.	19,382	2,518,497
CF Industries Holdings, Inc.	56,659	2,193,270
Chemours Co.	43,301	1,073,432
Dow, Inc.	127,786	7,092,123
Eastman Chemical Co.	31,062	3,114,897
Huntsman Corp.	45,689	1,148,622
LyondellBasell Industries NV Class A	68,409	6,270,369
Olin Corp.	38,075	935,122
Valvoline, Inc.	25,660	593,772
Westlake Chemical Corp.	4,173	340,517
WR Grace & Co.	4,500	246,690
		26,201,902
COMMERCIAL SERVICES & SUPPLIES — 0.0% (b)
ADT, Inc.	10,470	82,189
COMMUNICATIONS EQUIPMENT — 0.3%
Juniper Networks, Inc.	60,406	1,359,739
CONSUMER FINANCE — 2.3%
Ally Financial, Inc.	44,473	1,585,907
Discover Financial Services	37,775	3,419,771
OneMain Holdings, Inc.	17,376	836,828
Santander Consumer USA Holdings, Inc.	19,600	431,592
Synchrony Financial	132,876	4,612,126
		10,886,224
CONTAINERS & PACKAGING — 2.8%
Ardagh Group SA	4,774	82,161
Graphic Packaging Holding Co.	41,692	706,262
International Paper Co.	104,598	5,200,613
Packaging Corp. of America	21,090	2,908,522
Sonoco Products Co.	18,762	1,111,648

See accompanying notes to financial statements.
8

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Westrock Co.	68,513	$ 2,982,371
		12,991,577
DISTRIBUTORS — 0.5%
Genuine Parts Co.	21,302	2,139,360
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	400	213,352
H&R Block, Inc.	51,180	811,715
		1,025,067
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	43,127	1,060,924
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	292,260	2,849,535
ELECTRIC UTILITIES — 3.3%
Avangrid, Inc.	8,704	395,597
Entergy Corp.	19,985	1,995,302
Evergy, Inc.	30,426	1,688,947
Exelon Corp.	74,556	3,147,754
Hawaiian Electric Industries, Inc.	26,869	950,894
IDACORP, Inc.	6,915	664,048
OGE Energy Corp.	53,028	1,689,472
Pinnacle West Capital Corp.	19,678	1,573,256
PPL Corp.	109,967	3,101,070
		15,206,340
ELECTRICAL EQUIPMENT — 0.7%
GrafTech International, Ltd.	17,545	187,030
Hubbell, Inc.	10,979	1,721,397
nVent Electric PLC	41,236	960,386
Regal Beloit Corp.	3,206	393,729
		3,262,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Avnet, Inc.	26,035	914,089
Corning, Inc.	95,904	3,452,544
National Instruments Corp.	34,516	1,516,633
		5,883,266
ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes Co.	102,833	2,144,068
Halliburton Co.	154,638	2,922,658
Helmerich & Payne, Inc.	27,923	646,697
Schlumberger NV	96,424	2,104,936
		7,818,359
ENTERTAINMENT — 0.1%
Lions Gate Entertainment Corp. Class A (c)	10,300	117,111
Lions Gate Entertainment Corp. Class B (c)	23,304	241,896
		359,007
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.9%
American Campus Communities, Inc. REIT	8,163	$ 349,131
Apartment Income REIT Corp. (c)	40,039	1,537,898
Apartment Investment & Management Co. Class A REIT	40,039	211,406
Apple Hospitality REIT, Inc.	55,937	722,147
Brandywine Realty Trust REIT	17,805	212,058
Brixmor Property Group, Inc. REIT	78,729	1,302,965
Brookfield Property REIT, Inc. Class A	9,577	143,080
CoreSite Realty Corp. REIT	3,148	394,381
Corporate Office Properties Trust REIT	29,019	756,815
Cousins Properties, Inc. REIT	10,553	353,525
CubeSmart REIT	23,462	788,558
Douglas Emmett, Inc. REIT	24,273	708,286
Empire State Realty Trust, Inc. Class A REIT (a)	28,177	262,610
EPR Properties REIT	20,790	675,675
Extra Space Storage, Inc. REIT	9,573	1,109,128
Federal Realty Investment Trust REIT	16,620	1,414,694
First Industrial Realty Trust, Inc. REIT	13,275	559,276
Gaming and Leisure Properties, Inc. REIT	46,419	1,968,166
Highwoods Properties, Inc. REIT	11,846	469,457
Host Hotels & Resorts, Inc. REIT	185,681	2,716,513
Iron Mountain, Inc. REIT	41,233	1,215,549
Kimco Realty Corp. REIT	110,589	1,659,941
Lamar Advertising Co. Class A REIT	22,808	1,898,082
Life Storage, Inc. REIT	9,971	1,190,438
Medical Properties Trust, Inc. REIT	42,645	929,235
National Retail Properties, Inc. REIT	33,227	1,359,649
Omega Healthcare Investors, Inc. REIT	37,240	1,352,557
Outfront Media, Inc. REIT	38,331	749,754
Park Hotels & Resorts, Inc. REIT	63,741	1,093,158
Rayonier, Inc. REIT	9,696	284,868
Regency Centers Corp. REIT	12,896	587,929
Simon Property Group, Inc. REIT	81,155	6,920,898
SL Green Realty Corp. REIT	14,858	885,240
Spirit Realty Capital, Inc. REIT	25,258	1,014,614
STORE Capital Corp. REIT	48,380	1,643,952
Ventas, Inc. REIT	25,639	1,257,337
VICI Properties, Inc. REIT	71,807	1,831,078
Vornado Realty Trust REIT	46,562	1,738,625
Weingarten Realty Investors REIT	32,321	700,396
WP Carey, Inc. REIT	11,268	795,295
		45,764,364
FOOD & STAPLES RETAILING — 2.0%
Sysco Corp.	64,031	4,754,942

See accompanying notes to financial statements.
9

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	117,858	$ 4,700,177
		9,455,119
FOOD PRODUCTS — 1.2%
Flowers Foods, Inc.	40,823	923,824
Ingredion, Inc.	17,818	1,401,742
J.M. Smucker Co.	13,431	1,552,624
Tyson Foods, Inc. Class A	27,921	1,799,229
		5,677,419
GAS UTILITIES — 0.6%
National Fuel Gas Co.	21,986	904,284
UGI Corp.	55,383	1,936,190
		2,840,474
HEALTH CARE PROVIDERS & SERVICES — 1.1%
AmerisourceBergen Corp.	11,664	1,140,273
Cardinal Health, Inc.	78,072	4,181,536
		5,321,809
HOTELS, RESTAURANTS & LEISURE — 4.8%
Aramark	20,414	785,531
Carnival Corp.	125,245	2,712,807
Darden Restaurants, Inc.	34,710	4,134,655
Extended Stay America, Inc.	47,217	699,284
Las Vegas Sands Corp.	30,701	1,829,779
MGM Resorts International	123,664	3,896,652
Royal Caribbean Cruises, Ltd.	45,685	3,412,213
Six Flags Entertainment Corp.	20,117	685,990
Vail Resorts, Inc.	7,274	2,029,155
Wyndham Destinations, Inc.	22,300	1,000,378
Wynn Resorts, Ltd.	9,598	1,082,942
		22,269,386
HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	12,324	1,474,690
Leggett & Platt, Inc.	35,359	1,566,404
Newell Brands, Inc.	101,907	2,163,485
Whirlpool Corp.	16,287	2,939,641
		8,144,220
HOUSEHOLD PRODUCTS — 0.2%
Spectrum Brands Holdings, Inc.	11,292	891,842
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp.	176,437	4,146,269
Vistra Corp.	121,209	2,382,969
		6,529,238
INSURANCE — 5.2%
American Financial Group, Inc.	7,053	617,984
American National Group, Inc.	1,906	183,205
Assured Guaranty, Ltd.	7,704	242,599
Axis Capital Holdings, Ltd.	11,619	585,481
Cincinnati Financial Corp.	39,974	3,492,528
CNA Financial Corp.	3,827	149,100
Erie Indemnity Co. Class A	1,850	454,360
Security Description	Shares	Value
Everest Re Group, Ltd.	7,107	$ 1,663,678
Fidelity National Financial, Inc.	73,009	2,853,922
First American Financial Corp.	28,791	1,486,479
Hanover Insurance Group, Inc.	5,709	667,496
Hartford Financial Services Group, Inc.	45,208	2,214,288
Kemper Corp.	5,216	400,745
Mercury General Corp.	7,239	377,948
Old Republic International Corp.	74,998	1,478,211
Principal Financial Group, Inc.	27,361	1,357,379
Progressive Corp.	38,227	3,779,886
Reinsurance Group of America, Inc.	6,421	744,194
Unum Group	54,091	1,240,848
		23,990,331
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Expedia Group, Inc.	12,843	1,700,413
IT SERVICES — 2.4%
Alliance Data Systems Corp.	12,467	923,805
Amdocs, Ltd.	28,166	1,997,814
DXC Technology Co.	67,906	1,748,579
Paychex, Inc.	24,671	2,298,844
Sabre Corp.	73,535	883,891
Science Applications International Corp.	8,636	817,311
Western Union Co.	108,884	2,388,915
		11,059,159
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc.	18,199	1,702,334
Polaris, Inc.	15,416	1,468,837
		3,171,171
MACHINERY — 3.3%
Allison Transmission Holdings, Inc.	15,205	655,792
Crane Co.	11,972	929,745
Cummins, Inc.	23,869	5,420,650
Donaldson Co., Inc.	9,728	543,601
Flowserve Corp.	31,356	1,155,469
Lincoln Electric Holdings, Inc.	10,580	1,229,925
Oshkosh Corp.	11,608	999,101
Snap-on, Inc.	14,332	2,452,778
Timken Co.	16,821	1,301,272
Trinity Industries, Inc.	24,507	646,740
		15,335,073
MEDIA — 2.5%
Fox Corp. Class A	60,814	1,770,904
Fox Corp. Class B (c)	34,477	995,696
Interpublic Group of Cos., Inc.	103,422	2,432,485
John Wiley & Sons, Inc. Class A	11,344	517,967
News Corp. Class A	38,714	695,691
News Corp. Class B	12,500	222,125
Omnicom Group, Inc.	56,775	3,541,057
ViacomCBS, Inc. Class A	1,200	45,384

See accompanying notes to financial statements.
10

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ViacomCBS, Inc. Class B	41,179	$ 1,534,329
		11,755,638
METALS & MINING — 1.9%
Nucor Corp.	80,166	4,264,029
Reliance Steel & Aluminum Co.	16,833	2,015,752
Southern Copper Corp.	6,022	392,153
Steel Dynamics, Inc.	53,779	1,982,832
		8,654,766
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	55,404	864,303
New Residential Investment Corp. REIT	54,882	545,527
Starwood Property Trust, Inc. REIT	31,431	606,618
		2,016,448
MULTI-UTILITIES — 2.7%
CenterPoint Energy, Inc.	134,550	2,911,662
Consolidated Edison, Inc.	28,420	2,053,913
DTE Energy Co.	16,342	1,984,082
MDU Resources Group, Inc.	52,816	1,391,173
NiSource, Inc.	71,353	1,636,838
Public Service Enterprise Group, Inc.	46,992	2,739,634
		12,717,302
MULTILINE RETAIL — 0.6%
Kohl's Corp.	41,093	1,672,074
Nordstrom, Inc.	29,171	910,427
		2,582,501
OIL, GAS & CONSUMABLE FUELS — 6.9%
Apache Corp.	100,107	1,420,518
Cabot Oil & Gas Corp.	47,831	778,689
Cimarex Energy Co.	22,636	849,076
ConocoPhillips	79,908	3,195,521
Devon Energy Corp.	101,480	1,604,399
Diamondback Energy, Inc.	24,717	1,196,303
EOG Resources, Inc.	45,454	2,266,791
Equitrans Midstream Corp.	78,258	629,194
HollyFrontier Corp.	39,762	1,027,848
Marathon Oil Corp.	209,559	1,397,759
Marathon Petroleum Corp.	172,625	7,139,770
Murphy Oil Corp. (a)	34,654	419,313
Occidental Petroleum Corp.	83,902	1,452,344
ONEOK, Inc.	39,769	1,526,334
Phillips 66	28,652	2,003,921
Targa Resources Corp.	42,708	1,126,637
Valero Energy Corp.	43,063	2,436,074
Williams Cos., Inc.	76,443	1,532,682
		32,003,173
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	76,729	538,637
Nu Skin Enterprises, Inc. Class A	13,649	745,645
		1,284,282
Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.1%
ManpowerGroup, Inc.	15,340	$ 1,383,361
Nielsen Holdings PLC	95,312	1,989,162
Robert Half International, Inc.	29,627	1,851,095
		5,223,618
ROAD & RAIL — 0.2%
Ryder System, Inc.	13,955	861,861
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Maxim Integrated Products, Inc.	70,824	6,278,548
SOFTWARE — 0.4%
NortonLifeLock, Inc.	88,735	1,843,913
SPECIALTY RETAIL — 1.8%
Best Buy Co., Inc.	23,523	2,347,360
Dick's Sporting Goods, Inc.	16,578	931,849
Foot Locker, Inc.	27,594	1,115,901
Gap, Inc.	48,408	977,358
L Brands, Inc.	40,936	1,522,410
Penske Automotive Group, Inc.	2,785	165,401
Williams-Sonoma, Inc.	11,658	1,187,251
		8,247,530
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Hewlett Packard Enterprise Co.	344,331	4,080,322
HP, Inc.	381,657	9,384,946
NetApp, Inc.	59,090	3,914,122
Xerox Holdings Corp.	48,250	1,118,917
		18,498,307
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter's, Inc.	8,050	757,264
Hanesbrands, Inc.	92,028	1,341,768
Ralph Lauren Corp.	12,711	1,318,639
Tapestry, Inc.	73,439	2,282,484
		5,700,155
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	89,572	1,124,129
New York Community Bancorp, Inc.	41,804	441,032
		1,565,161
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	12,408	551,163
MSC Industrial Direct Co., Inc. Class A	11,889	1,003,313
Watsco, Inc.	8,675	1,965,321
		3,519,797
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	19,605	736,168

See accompanying notes to financial statements.
11

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	26,901	$ 499,552
TOTAL COMMON STOCKS (Cost $401,361,713)		461,318,475
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	636,139	636,266
State Street Navigator Securities Lending Portfolio II (f) (g)	1,906,842	1,906,842
TOTAL SHORT-TERM INVESTMENTS (Cost $2,543,087)		2,543,108
TOTAL INVESTMENTS — 100.2% (Cost $403,904,800)		463,861,583
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(799,942)
NET ASSETS — 100.0%		$ 463,061,641

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	9	03/19/2021	$1,648,926	$1,686,960	$38,034
During the period ended December 31, 2020, average notional value related to futures contracts was $494,673.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$461,318,475	$—	$—	$461,318,475
Short-Term Investments	2,543,108	—	—	2,543,108
TOTAL INVESTMENTS	$463,861,583	$—	$—	$463,861,583
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	38,034	—	—	38,034
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 38,034	$—	$—	$ 38,034
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$463,899,617	$—	$—	$463,899,617
See accompanying notes to financial statements.
12

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,502,062	$3,503,463	$ 11,087,604	$13,954,523	$(272)	$ (6)	636,139	$ 636,266	$ 326
State Street Navigator Securities Lending Portfolio II	1,835,959	1,835,959	29,607,588	29,536,705	—	—	1,906,842	1,906,842	18,345
Total		$5,339,422	$40,695,192	$43,491,228	$(272)	$ (6)		$2,543,108	$18,671
See accompanying notes to financial statements.
13

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	1,755	$ 215,040
BWX Technologies, Inc.	2,147	129,421
Curtiss-Wright Corp.	1,134	131,941
General Dynamics Corp.	1,749	260,286
HEICO Corp.	961	127,237
HEICO Corp. Class A	2,553	298,854
Hexcel Corp.	1,644	79,718
Howmet Aerospace, Inc.	10,700	305,378
Huntington Ingalls Industries, Inc.	890	151,727
L3Harris Technologies, Inc.	107	20,225
Lockheed Martin Corp.	885	314,157
Mercury Systems, Inc. (a)	1,631	143,626
Northrop Grumman Corp.	944	287,656
Raytheon Technologies Corp.	1,687	120,637
Spirit AeroSystems Holdings, Inc. Class A	719	28,106
Teledyne Technologies, Inc. (a)	791	310,056
Textron, Inc.	9,154	442,413
TransDigm Group, Inc. (a)	339	209,790
		3,576,268
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	6,325	593,728
Expeditors International of Washington, Inc.	8,607	818,612
FedEx Corp.	657	170,570
United Parcel Service, Inc. Class B	1,652	278,197
XPO Logistics, Inc. (a)	3,885	463,092
		2,324,199
AIRLINES — 0.6%
Alaska Air Group, Inc.	4,527	235,404
American Airlines Group, Inc. (b)	2,393	37,738
Copa Holdings SA Class A	1,471	113,605
Delta Air Lines, Inc.	7,093	285,210
JetBlue Airways Corp. (a)	14,563	211,746
Southwest Airlines Co.	13,976	651,421
United Airlines Holdings, Inc. (a)	1,336	57,782
		1,592,906
AUTO COMPONENTS — 0.8%
Aptiv PLC	3,725	485,330
BorgWarner, Inc.	10,335	399,344
Gentex Corp.	15,805	536,264
Lear Corp.	3,253	517,325
		1,938,263
AUTOMOBILES — 0.7%
Ford Motor Co.	41,287	362,913
General Motors Co.	11,582	482,275
Harley-Davidson, Inc.	5,864	215,209
Tesla, Inc. (a)	23	16,230
Thor Industries, Inc. (b)	6,293	585,186
		1,661,813
Security Description	Shares	Value
BANKS — 1.1%
Associated Banc-Corp.	1,818	$ 30,997
Bank of America Corp.	791	23,975
Bank of Hawaii Corp.	333	25,514
Bank OZK	2,946	92,121
Citigroup, Inc.	416	25,651
Citizens Financial Group, Inc.	3,355	119,975
Comerica, Inc.	1,489	83,176
Commerce Bancshares, Inc.	1,317	86,527
Cullen/Frost Bankers, Inc.	677	59,055
East West Bancorp, Inc.	2,421	122,769
Fifth Third Bancorp	5,645	155,633
First Citizens BancShares, Inc. Class A	123	70,635
First Hawaiian, Inc.	1,547	36,478
First Horizon National Corp.	3,108	39,658
First Republic Bank	721	105,936
FNB Corp.	3,031	28,794
Huntington Bancshares, Inc.	8,303	104,867
JPMorgan Chase & Co.	164	20,839
KeyCorp.	6,547	107,436
M&T Bank Corp.	737	93,820
PacWest Bancorp	1,184	30,074
People's United Financial, Inc.	3,429	44,337
Pinnacle Financial Partners, Inc.	1,062	68,393
PNC Financial Services Group, Inc.	666	99,234
Popular, Inc.	1,490	83,917
Prosperity Bancshares, Inc.	618	42,864
Regions Financial Corp.	9,802	158,008
Signature Bank	457	61,828
Sterling Bancorp	2,214	39,808
SVB Financial Group (a)	832	322,675
Synovus Financial Corp.	2,122	68,689
TCF Financial Corp.	952	35,243
Truist Financial Corp.	915	43,856
Umpqua Holdings Corp.	2,434	36,851
US Bancorp	1,207	56,234
Webster Financial Corp.	828	34,900
Western Alliance Bancorp	2,205	132,190
Wintrust Financial Corp.	555	33,905
Zions Bancorp NA	1,388	60,295
		2,887,157
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	169	168,035
Brown-Forman Corp. Class A	331	24,319
Brown-Forman Corp. Class B	1,563	124,149
Coca-Cola Co.	1,244	68,221
Constellation Brands, Inc. Class A	1,000	219,050
Keurig Dr. Pepper, Inc.	2,764	88,448
Molson Coors Beverage Co. Class B	3,960	178,952
Monster Beverage Corp. (a)	4,464	412,831
PepsiCo, Inc.	771	114,339
		1,398,344

See accompanying notes to financial statements.
14

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	2,185	$ 234,123
ACADIA Pharmaceuticals, Inc. (a)	446	23,843
Acceleron Pharma, Inc. (a)	768	98,258
Alexion Pharmaceuticals, Inc. (a)	7,399	1,156,020
Alnylam Pharmaceuticals, Inc. (a)	343	44,580
Amgen, Inc.	850	195,432
Biogen, Inc. (a)	2,737	670,182
BioMarin Pharmaceutical, Inc. (a)	498	43,670
Exelixis, Inc. (a)	16,966	340,507
Gilead Sciences, Inc.	4,648	270,792
Incyte Corp. (a)	2,505	217,885
Ionis Pharmaceuticals, Inc. (a)	2,420	136,827
Neurocrine Biosciences, Inc. (a)	571	54,730
Regeneron Pharmaceuticals, Inc. (a)	1,243	600,506
Seagen, Inc. (a)	815	142,739
United Therapeutics Corp. (a)	108	16,393
Vertex Pharmaceuticals, Inc. (a)	947	223,814
		4,470,301
BUILDING PRODUCTS — 2.2%
A.O. Smith Corp.	11,207	614,368
Allegion PLC	1,940	225,777
Armstrong World Industries, Inc.	1,345	100,055
AZEK Co., Inc. (a)	786	30,222
Carrier Global Corp.	23,010	867,937
Fortune Brands Home & Security, Inc.	6,521	558,980
Johnson Controls International PLC	8,744	407,383
Lennox International, Inc.	1,112	304,655
Masco Corp.	11,001	604,285
Owens Corning	6,652	503,955
Trane Technologies PLC	5,060	734,510
Trex Co., Inc. (a)	6,177	517,138
		5,469,265
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	631	64,173
Ameriprise Financial, Inc.	1,301	252,823
Apollo Global Management, Inc.	9,583	469,375
Bank of New York Mellon Corp.	1,594	67,649
BlackRock, Inc.	202	145,751
Carlyle Group, Inc.	1,163	36,565
Cboe Global Markets, Inc.	1,590	148,061
Charles Schwab Corp.	1,117	59,246
CME Group, Inc.	350	63,718
Eaton Vance Corp.	8,570	582,160
Evercore, Inc. Class A	5,526	605,871
FactSet Research Systems, Inc.	1,606	533,995
Franklin Resources, Inc.	5,732	143,243
Goldman Sachs Group, Inc.	610	160,863
Interactive Brokers Group, Inc. Class A	1,594	97,106
Intercontinental Exchange, Inc.	990	114,137
Invesco, Ltd.	7,747	135,030
KKR & Co., Inc.	3,358	135,965
Security Description	Shares	Value
Lazard, Ltd. Class A	8,944	$ 378,331
LPL Financial Holdings, Inc.	6,487	676,075
MarketAxess Holdings, Inc.	895	510,651
Moody's Corp.	1,327	385,149
Morgan Stanley	1,779	121,915
Morningstar, Inc.	1,046	242,222
MSCI, Inc.	1,461	652,380
Nasdaq, Inc.	2,281	302,780
Northern Trust Corp.	1,075	100,126
Raymond James Financial, Inc.	2,694	257,735
S&P Global, Inc.	1,100	361,603
SEI Investments Co.	3,836	220,455
State Street Corp. (c)	1,935	140,829
T Rowe Price Group, Inc.	5,405	818,263
Tradeweb Markets, Inc. Class A	2,736	170,863
		9,155,108
CHEMICALS — 3.2%
Air Products & Chemicals, Inc.	1,193	325,951
Albemarle Corp.	3,084	454,952
Ashland Global Holdings, Inc.	223	17,662
Axalta Coating Systems, Ltd. (a)	4,782	136,526
Cabot Corp.	606	27,197
Celanese Corp.	4,277	555,753
CF Industries Holdings, Inc.	4,278	165,601
Chemours Co.	7,731	191,651
Corteva, Inc.	14,766	571,740
Dow, Inc.	10,381	576,146
DuPont de Nemours, Inc.	3,006	213,757
Eastman Chemical Co.	6,381	639,887
Ecolab, Inc.	983	212,682
Element Solutions, Inc.	6,963	123,454
FMC Corp.	2,668	306,633
Huntsman Corp.	7,424	186,639
International Flavors & Fragrances, Inc. (b)	1,797	195,585
Linde PLC (a)	844	222,402
LyondellBasell Industries NV Class A	5,689	521,454
Mosaic Co.	2,953	67,949
NewMarket Corp.	161	64,125
Olin Corp.	11,073	271,953
PPG Industries, Inc.	2,623	378,289
RPM International, Inc.	3,863	350,683
Scotts Miracle-Gro Co.	3,967	789,988
Sherwin-Williams Co.	323	237,376
Valvoline, Inc.	6,511	150,665
Westlake Chemical Corp.	1,280	104,448
WR Grace & Co.	988	54,162
		8,115,310
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ADT, Inc.	7,508	58,938
Cintas Corp.	1,261	445,713
Clean Harbors, Inc. (a)	1,584	120,542
Copart, Inc. (a)	4,130	525,543

See accompanying notes to financial statements.
15

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
IAA, Inc. (a)	6,296	$ 409,114
MSA Safety, Inc.	1,202	179,567
Republic Services, Inc.	3,403	327,709
Rollins, Inc.	4,414	172,455
Stericycle, Inc. (a)	992	68,775
Waste Management, Inc.	3,631	428,204
		2,736,560
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	2,712	788,026
Ciena Corp. (a)	7,713	407,632
Cisco Systems, Inc.	3,640	162,890
CommScope Holding Co., Inc. (a)	2,785	37,319
EchoStar Corp. Class A (a)	609	12,905
F5 Networks, Inc. (a)	3,474	611,215
Juniper Networks, Inc.	8,348	187,913
Lumentum Holdings, Inc. (a)	2,083	197,468
Motorola Solutions, Inc.	1,929	328,046
Ubiquiti, Inc.	315	87,731
		2,821,145
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	1,651	82,187
Jacobs Engineering Group, Inc.	5,895	642,319
Quanta Services, Inc.	10,732	772,919
Valmont Industries, Inc.	1,341	234,581
		1,732,006
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,246	126,282
Martin Marietta Materials, Inc.	998	283,402
Vulcan Materials Co.	1,952	289,501
		699,185
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	5,910	210,751
American Express Co.	1,459	176,408
Capital One Financial Corp.	3,804	376,025
Credit Acceptance Corp. (a) (b)	294	101,765
Discover Financial Services	3,840	347,635
LendingTree, Inc. (a)	97	26,558
OneMain Holdings, Inc.	4,430	213,349
Santander Consumer USA Holdings, Inc.	2,315	50,976
SLM Corp.	14,720	182,381
Synchrony Financial	16,157	560,809
		2,246,657
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	75,076	883,645
AptarGroup, Inc.	2,445	334,696
Ardagh Group SA	1,005	17,296
Avery Dennison Corp.	2,024	313,943
Ball Corp.	5,097	474,938
Berry Global Group, Inc. (a)	12,639	710,185
Crown Holdings, Inc. (a)	5,675	568,635
Graphic Packaging Holding Co.	14,249	241,378
International Paper Co.	17,181	854,239
Security Description	Shares	Value
Packaging Corp. of America	5,321	$ 733,819
Sealed Air Corp.	4,014	183,801
Silgan Holdings, Inc.	5,524	204,830
Sonoco Products Co.	2,998	177,632
Westrock Co.	8,325	362,387
		6,061,424
DISTRIBUTORS — 0.4%
Genuine Parts Co.	2,695	270,659
LKQ Corp. (a)	10,440	367,905
Pool Corp.	1,242	462,645
		1,101,209
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	795	137,527
Chegg, Inc. (a)	750	67,748
frontdoor, Inc. (a)	2,354	118,194
Graham Holdings Co. Class B	100	53,338
Grand Canyon Education, Inc. (a)	1,975	183,892
H&R Block, Inc.	1,355	21,490
Service Corp. International	4,569	224,338
Terminix Global Holdings, Inc. (a)	3,961	202,051
		1,008,578
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Berkshire Hathaway, Inc. Class B (a)	973	225,609
Jefferies Financial Group, Inc.	10,124	249,050
Voya Financial, Inc.	876	51,518
		526,177
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,313	95,282
CenturyLink, Inc.	22,951	223,772
Verizon Communications, Inc.	2,245	131,894
		450,948
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	3,806	196,123
American Electric Power Co., Inc.	2,710	225,662
Avangrid, Inc.	1,247	56,676
Duke Energy Corp.	3,816	349,393
Edison International	1,672	105,035
Entergy Corp.	3,147	314,196
Evergy, Inc.	5,948	330,173
Eversource Energy	3,164	273,718
Exelon Corp.	11,566	488,317
FirstEnergy Corp.	3,530	108,053
Hawaiian Electric Industries, Inc.	3,178	112,469
IDACORP, Inc.	1,206	115,812
NextEra Energy, Inc.	2,183	168,418
NRG Energy, Inc.	12,127	455,369
OGE Energy Corp.	4,303	137,094
PG&E Corp. (a)	11,058	137,783
Pinnacle West Capital Corp.	2,946	235,533
PPL Corp.	9,011	254,110

See accompanying notes to financial statements.
16

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Southern Co.	5,130	$ 315,136
Xcel Energy, Inc.	6,059	403,954
		4,783,024
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	1,598	193,502
AMETEK, Inc.	2,961	358,103
Array Technologies, Inc. (a)	2,418	104,313
Eaton Corp. PLC	5,404	649,237
Emerson Electric Co.	4,666	375,006
Generac Holdings, Inc. (a)	1,890	429,805
GrafTech International, Ltd.	1,885	20,094
Hubbell, Inc.	2,446	383,508
nVent Electric PLC	5,243	122,110
Regal Beloit Corp.	3,903	479,328
Rockwell Automation, Inc.	1,261	316,271
Sensata Technologies Holding PLC (a)	3,237	170,719
Vertiv Holdings Co.	30,702	573,206
		4,175,202
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Amphenol Corp. Class A	3,067	401,072
Arrow Electronics, Inc. (a)	5,866	570,762
Avnet, Inc.	3,214	112,844
CDW Corp.	3,570	470,490
Cognex Corp.	4,829	387,696
Corning, Inc.	16,723	602,028
Dolby Laboratories, Inc. Class A	4,073	395,610
FLIR Systems, Inc.	1,868	81,874
IPG Photonics Corp. (a)	1,804	403,717
Jabil, Inc.	8,857	376,688
Keysight Technologies, Inc. (a)	3,251	429,425
Littelfuse, Inc.	853	217,225
National Instruments Corp.	4,893	214,998
SYNNEX Corp.	5,811	473,248
Trimble, Inc. (a)	7,152	477,539
Vontier Corp. (a)	13,547	452,470
Zebra Technologies Corp. Class A (a)	1,429	549,208
		6,616,894
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	6,917	144,220
Halliburton Co.	3,850	72,765
Nov, Inc.	2,017	27,693
Schlumberger NV	1,642	35,845
		280,523
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	4,981	462,486
Electronic Arts, Inc.	6,275	901,090
Liberty Media Corp.-Liberty Formula One Class C (a)	761	32,419
Lions Gate Entertainment Corp. Class A (a)	3,129	35,577
Security Description	Shares	Value
Lions Gate Entertainment Corp. Class B (a)	6,422	$ 66,660
Live Nation Entertainment, Inc. (a)	614	45,117
Madison Square Garden Entertainment Corp. (a)	961	100,943
Madison Square Garden Sports Corp. (a)	95	17,489
Netflix, Inc. (a)	41	22,170
Spotify Technology SA (a)	1,011	318,121
Take-Two Interactive Software, Inc. (a)	3,510	729,343
Walt Disney Co. (a)	123	22,285
Zynga, Inc. Class A (a)	14,315	141,289
		2,894,989
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	556	99,090
American Campus Communities, Inc. REIT	825	35,285
American Homes 4 Rent Class A REIT	2,163	64,890
American Tower Corp. REIT	519	116,495
Americold Realty Trust REIT (b)	1,400	52,262
Apartment Income REIT Corp. (a)	4,749	182,409
Apartment Investment & Management Co. Class A REIT	5,227	27,599
Apple Hospitality REIT, Inc.	4,551	58,753
AvalonBay Communities, Inc. REIT	788	126,419
Boston Properties, Inc. REIT	626	59,176
Brixmor Property Group, Inc. REIT	5,319	88,029
Camden Property Trust REIT	1,092	109,113
CoreSite Realty Corp. REIT	941	117,888
Corporate Office Properties Trust REIT	4,472	116,630
Cousins Properties, Inc. REIT	1,348	45,158
Crown Castle International Corp. REIT	580	92,330
CubeSmart REIT	4,774	160,454
CyrusOne, Inc. REIT	638	46,670
Digital Realty Trust, Inc. REIT	1,112	155,135
Douglas Emmett, Inc. REIT	2,677	78,115
Duke Realty Corp. REIT	7,555	301,973
Equinix, Inc. REIT	161	114,983
Equity Commonwealth REIT	9,559	260,770
Equity LifeStyle Properties, Inc. REIT	2,666	168,918
Equity Residential REIT	2,303	136,522
Essex Property Trust, Inc. REIT	484	114,911
Extra Space Storage, Inc. REIT	2,417	280,034
Federal Realty Investment Trust REIT	996	84,780
First Industrial Realty Trust, Inc. REIT	5,217	219,792
Gaming and Leisure Properties, Inc. REIT	5,349	226,798

See accompanying notes to financial statements.
17

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A REIT	799	$ 22,004
Healthpeak Properties, Inc. REIT	1,249	37,757
Highwoods Properties, Inc. REIT	1,170	46,367
Host Hotels & Resorts, Inc. REIT	22,686	331,896
Invitation Homes, Inc. REIT	1,509	44,817
Iron Mountain, Inc. REIT (b)	3,333	98,257
JBG SMITH Properties REIT	677	21,170
Kilroy Realty Corp. REIT	607	34,842
Kimco Realty Corp. REIT	5,111	76,716
Lamar Advertising Co. Class A REIT	2,652	220,699
Life Storage, Inc. REIT	2,090	249,525
Medical Properties Trust, Inc. REIT	5,930	129,215
Mid-America Apartment Communities, Inc. REIT	1,054	133,531
National Retail Properties, Inc. REIT	2,044	83,640
Omega Healthcare Investors, Inc. REIT	2,947	107,035
Outfront Media, Inc. REIT	1,618	31,648
Park Hotels & Resorts, Inc. REIT	2,224	38,142
Prologis, Inc. REIT	1,564	155,868
Public Storage REIT	1,863	430,223
Rayonier, Inc. REIT	1,232	36,196
Realty Income Corp. REIT	1,165	72,428
Regency Centers Corp. REIT	970	44,222
Rexford Industrial Realty, Inc. REIT	955	46,900
SBA Communications Corp. REIT	343	96,771
Simon Property Group, Inc. REIT	1,569	133,804
SL Green Realty Corp. REIT	474	28,241
Spirit Realty Capital, Inc. REIT	1,154	46,356
STORE Capital Corp. REIT	2,728	92,697
Sun Communities, Inc. REIT	469	71,265
UDR, Inc. REIT	1,476	56,723
Ventas, Inc. REIT	1,783	87,438
VICI Properties, Inc. REIT	9,579	244,265
Vornado Realty Trust REIT	5,140	191,928
Weingarten Realty Investors REIT	4,728	102,456
Welltower, Inc. REIT	807	52,148
Weyerhaeuser Co. REIT	827	27,729
WP Carey, Inc. REIT	1,155	81,520
		7,547,820
FOOD & STAPLES RETAILING — 0.5%
Casey's General Stores, Inc.	1,937	345,987
Costco Wholesale Corp.	954	359,448
Kroger Co.	7,638	242,583
Sprouts Farmers Market, Inc. (a)	6,784	136,358
Sysco Corp.	1,461	108,494
US Foods Holding Corp. (a)	1,217	40,538
Walmart, Inc.	264	38,056
Walgreens Boots Alliance, Inc.	1,308	52,163
		1,323,627
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	619	31,204
Security Description	Shares	Value
Bunge, Ltd.	265	$ 17,379
Campbell Soup Co.	5,668	274,048
Conagra Brands, Inc.	14,010	508,003
Flowers Foods, Inc.	10,883	246,282
General Mills, Inc.	12,830	754,404
Hain Celestial Group, Inc. (a) (b)	6,553	263,103
Hershey Co.	2,832	431,398
Hormel Foods Corp.	6,924	322,728
Ingredion, Inc.	3,443	270,861
J.M. Smucker Co.	4,730	546,788
Kellogg Co.	3,597	223,841
Kraft Heinz Co.	5,691	197,250
Lamb Weston Holdings, Inc.	1,499	118,031
McCormick & Co., Inc.	2,985	285,366
Mondelez International, Inc. Class A	3,870	226,279
Post Holdings, Inc. (a)	979	98,889
Seaboard Corp.	5	15,155
TreeHouse Foods, Inc. (a)	394	16,741
Tyson Foods, Inc. Class A	3,534	227,731
		5,075,481
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,785	170,342
National Fuel Gas Co.	2,559	105,252
UGI Corp.	5,278	184,519
		460,113
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	1,077	117,921
ABIOMED, Inc. (a)	2,072	671,742
Align Technology, Inc. (a)	1,204	643,394
Baxter International, Inc.	3,064	245,855
Becton Dickinson and Co.	323	80,821
Boston Scientific Corp. (a)	868	31,205
Cooper Cos., Inc.	702	255,051
Danaher Corp.	753	167,271
DENTSPLY SIRONA, Inc.	3,643	190,747
DexCom, Inc. (a)	284	105,000
Edwards Lifesciences Corp. (a)	3,595	327,972
Envista Holdings Corp. (a)	6,813	229,803
Globus Medical, Inc. Class A (a)	2,408	157,050
Haemonetics Corp. (a)	1,132	134,425
Hill-Rom Holdings, Inc.	1,217	119,230
Hologic, Inc. (a)	10,540	767,628
ICU Medical, Inc. (a)	706	151,430
IDEXX Laboratories, Inc. (a)	986	492,872
Insulet Corp. (a)	1,113	284,516
Integra LifeSciences Holdings Corp. (a)	1,059	68,750
Intuitive Surgical, Inc. (a)	386	315,787
Masimo Corp. (a)	1,746	468,591
Medtronic PLC	808	94,649
Novocure, Ltd. (a)	592	102,440
Penumbra, Inc. (a)	1,231	215,425
Quidel Corp. (a)	1,738	312,232

See accompanying notes to financial statements.
18

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ResMed, Inc.	2,621	$ 557,120
STERIS PLC	2,539	481,242
Stryker Corp.	632	154,865
Tandem Diabetes Care, Inc. (a)	2,111	201,980
Teleflex, Inc.	430	176,975
Varian Medical Systems, Inc. (a)	2,737	479,002
West Pharmaceutical Services, Inc.	2,202	623,849
Zimmer Biomet Holdings, Inc.	1,348	207,713
		9,634,553
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Acadia Healthcare Co., Inc. (a)	4,728	237,629
Amedisys, Inc. (a)	920	269,864
AmerisourceBergen Corp.	2,985	291,814
Anthem, Inc.	1,933	620,667
Cardinal Health, Inc.	10,082	539,992
Centene Corp. (a)	8,468	508,334
Chemed Corp.	704	374,957
Cigna Corp.	4,318	898,921
CVS Health Corp.	6,437	439,647
DaVita, Inc. (a)	10,752	1,262,285
Encompass Health Corp.	4,047	334,646
Guardant Health, Inc. (a)	776	100,011
HCA Healthcare, Inc.	2,553	419,866
Henry Schein, Inc. (a)	9,149	611,702
Humana, Inc.	2,961	1,214,810
Laboratory Corp. of America Holdings (a)	2,314	471,015
McKesson Corp.	11,282	1,962,165
Molina Healthcare, Inc. (a)	3,659	778,196
Premier, Inc. Class A	5,549	194,770
Quest Diagnostics, Inc.	4,653	554,498
UnitedHealth Group, Inc.	320	112,218
Universal Health Services, Inc. Class B	3,350	460,625
		12,658,632
HEALTH CARE TECHNOLOGY — 0.5%
American Well Corp. Class A (a)	726	18,390
Cerner Corp.	6,060	475,589
Change Healthcare, Inc. (a)	4,371	81,519
Teladoc Health, Inc. (a) (b)	564	112,777
Veeva Systems, Inc. Class A (a)	1,686	459,013
		1,147,288
HOTELS, RESTAURANTS & LEISURE — 1.5%
Aramark	638	24,550
Carnival Corp.	1,265	27,400
Chipotle Mexican Grill, Inc. (a)	278	385,505
Choice Hotels International, Inc.	760	81,115
Darden Restaurants, Inc.	444	52,889
Domino's Pizza, Inc.	1,437	551,032
Extended Stay America, Inc.	5,847	86,594
Hilton Worldwide Holdings, Inc.	1,724	191,812
Hyatt Hotels Corp. Class A	927	68,830
Las Vegas Sands Corp.	1,801	107,340
Security Description	Shares	Value
Marriott International, Inc. Class A	631	$ 83,242
McDonald's Corp.	582	124,886
MGM Resorts International	8,402	264,747
Norwegian Cruise Line Holdings, Ltd. (a)	974	24,769
Planet Fitness, Inc. Class A (a)	1,689	131,117
Royal Caribbean Cruises, Ltd.	1,194	89,180
Six Flags Entertainment Corp.	1,504	51,286
Starbucks Corp.	190	20,326
Vail Resorts, Inc.	483	134,738
Wendy's Co.	3,995	87,570
Wyndham Destinations, Inc.	3,508	157,369
Wyndham Hotels & Resorts, Inc.	1,043	61,996
Wynn Resorts, Ltd.	376	42,424
Yum China Holdings, Inc.	7,881	449,926
Yum! Brands, Inc.	3,448	374,315
		3,674,958
HOUSEHOLD DURABLES — 2.5%
D.R. Horton, Inc.	15,784	1,087,833
Garmin, Ltd.	4,110	491,803
Leggett & Platt, Inc.	2,626	116,332
Lennar Corp. Class A	10,562	805,141
Lennar Corp. Class B	702	42,962
Mohawk Industries, Inc. (a)	3,329	469,223
Newell Brands, Inc.	20,728	440,055
NVR, Inc. (a)	171	697,656
PulteGroup, Inc.	15,445	665,988
Tempur Sealy International, Inc. (a)	9,179	247,833
Toll Brothers, Inc.	7,849	341,196
Whirlpool Corp.	5,297	956,056
		6,362,078
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	5,152	449,409
Clorox Co.	4,414	891,275
Colgate-Palmolive Co.	4,023	344,007
Energizer Holdings, Inc.	1,718	72,465
Kimberly-Clark Corp.	3,021	407,321
Procter & Gamble Co.	592	82,371
Reynolds Consumer Products, Inc.	2,452	73,658
Spectrum Brands Holdings, Inc.	3,155	249,182
		2,569,688
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	22,705	533,567
Vistra Corp.	17,703	348,041
		881,608
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	1,044	182,481
Carlisle Cos., Inc.	1,998	312,048
General Electric Co.	13,424	144,979
Honeywell International, Inc.	942	200,363
Roper Technologies, Inc.	695	299,608
		1,139,479

See accompanying notes to financial statements.
19

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.2%
Aflac, Inc.	4,609	$ 204,962
Alleghany Corp.	228	137,641
Allstate Corp.	4,871	535,469
American Financial Group, Inc.	981	85,955
American International Group, Inc.	1,791	67,807
Aon PLC Class A	1,084	229,017
Arch Capital Group, Ltd. (a)	8,524	307,461
Arthur J Gallagher & Co.	3,096	383,006
Assurant, Inc.	1,175	160,059
Assured Guaranty, Ltd.	569	17,918
Athene Holding, Ltd. Class A (a)	2,153	92,880
Axis Capital Holdings, Ltd.	1,185	59,712
Brighthouse Financial, Inc. (a)	780	28,240
Brown & Brown, Inc.	6,775	321,203
Chubb, Ltd.	1,281	197,172
Cincinnati Financial Corp.	4,949	432,394
CNA Financial Corp.	409	15,935
Erie Indemnity Co. Class A	1,631	400,574
Everest Re Group, Ltd.	1,170	273,885
Fidelity National Financial, Inc.	12,616	493,159
First American Financial Corp.	7,394	381,752
Globe Life, Inc.	2,071	196,662
Hanover Insurance Group, Inc.	1,280	149,658
Hartford Financial Services Group, Inc.	4,766	233,439
Kemper Corp.	3,517	270,211
Lincoln National Corp.	701	35,267
Loews Corp.	2,148	96,703
Markel Corp. (a)	400	413,320
Marsh & McLennan Cos., Inc.	2,650	310,050
Mercury General Corp.	2,770	144,622
MetLife, Inc.	3,072	144,230
Old Republic International Corp.	14,319	282,228
Primerica, Inc.	1,043	139,689
Principal Financial Group, Inc.	2,699	133,897
Progressive Corp.	17,741	1,754,230
Prudential Financial, Inc.	1,440	112,421
Reinsurance Group of America, Inc.	612	70,931
RenaissanceRe Holdings, Ltd.	1,404	232,811
Travelers Cos., Inc.	2,702	379,280
Unum Group	3,145	72,146
White Mountains Insurance Group, Ltd.	153	153,101
Willis Towers Watson PLC	828	174,443
WR Berkley Corp.	2,505	166,382
		10,491,922
INTERACTIVE MEDIA & SERVICES — 1.3%
Alphabet, Inc. Class A (a)	43	75,363
Alphabet, Inc. Class C (a)	43	75,331
Facebook, Inc. Class A (a)	318	86,865
InterActiveCorp (a)	6,719	1,272,243
Match Group, Inc. (a)	5,715	864,051
Pinterest, Inc. Class A (a)	711	46,855
TripAdvisor, Inc. (a)	5,503	158,376
Security Description	Shares	Value
Twitter, Inc. (a)	12,292	$ 665,612
		3,244,696
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Amazon.com, Inc. (a)	34	110,736
Booking Holdings, Inc. (a)	181	403,136
eBay, Inc.	23,816	1,196,754
Etsy, Inc. (a)	1,498	266,509
Expedia Group, Inc.	6,402	847,625
GrubHub, Inc. (a)	3,700	274,799
Qurate Retail, Inc. Class A	50,419	553,096
		3,652,655
IT SERVICES — 4.1%
Accenture PLC Class A	884	230,910
Akamai Technologies, Inc. (a)	3,539	371,560
Alliance Data Systems Corp.	432	32,011
Amdocs, Ltd.	6,606	468,564
Automatic Data Processing, Inc.	1,725	303,945
Black Knight, Inc. (a)	2,652	234,304
Booz Allen Hamilton Holding Corp.	5,050	440,259
Broadridge Financial Solutions, Inc.	4,044	619,541
CACI International, Inc. Class A (a)	1,444	360,033
Cognizant Technology Solutions Corp. Class A	14,427	1,182,293
Concentrix Corp. (a)	4,502	444,347
DXC Technology Co.	2,534	65,250
EPAM Systems, Inc. (a)	1,992	713,833
Euronet Worldwide, Inc. (a)	592	85,793
FleetCor Technologies, Inc. (a)	593	161,788
Gartner, Inc. (a)	1,171	187,582
Genpact, Ltd.	4,205	173,919
Globant SA (a)	957	208,253
GoDaddy, Inc. Class A (a)	3,414	283,191
International Business Machines Corp.	1,302	163,896
Jack Henry & Associates, Inc.	2,408	390,072
Leidos Holdings, Inc.	5,867	616,739
Mastercard, Inc. Class A	136	48,544
MongoDB, Inc. (a)	425	152,592
Okta, Inc. (a)	98	24,917
Paychex, Inc.	4,589	427,603
PayPal Holdings, Inc. (a)	536	125,531
Sabre Corp.	1,470	17,669
Science Applications International Corp.	6,623	626,801
Square, Inc. Class A (a)	1,220	265,521
StoneCo, Ltd. Class A (a)	611	51,275
Switch, Inc. Class A	2,892	47,342
VeriSign, Inc. (a)	2,032	439,725
Visa, Inc. Class A	208	45,496
Western Union Co.	11,343	248,865
WEX, Inc. (a)	462	94,031
		10,353,995

See accompanying notes to financial statements.
20

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,445	$ 262,647
Hasbro, Inc.	1,862	174,171
Mattel, Inc. (a)	5,231	91,281
Peloton Interactive, Inc. Class A (a)	881	133,665
Polaris, Inc.	3,638	346,629
		1,008,393
LIFE SCIENCES TOOLS & SERVICES — 2.0%
10X Genomics, Inc. Class A (a)	403	57,065
Adaptive Biotechnologies Corp. (a)	716	42,337
Agilent Technologies, Inc.	3,417	404,880
Avantor, Inc. (a)	768	21,619
Bio-Rad Laboratories, Inc. Class A (a)	2,077	1,210,766
Bio-Techne Corp.	1,191	378,202
Bruker Corp.	2,150	116,380
Charles River Laboratories International, Inc. (a)	1,454	363,297
Illumina, Inc. (a)	618	228,660
IQVIA Holdings, Inc. (a)	1,176	210,704
Mettler-Toledo International, Inc. (a)	496	565,281
PerkinElmer, Inc.	1,733	248,686
PPD, Inc. (a)	3,001	102,694
PRA Health Sciences, Inc. (a)	1,671	209,610
QIAGEN NV (a)	2,739	144,756
Repligen Corp. (a)	727	139,315
Syneos Health, Inc. (a)	2,121	144,504
Thermo Fisher Scientific, Inc.	255	118,774
Waters Corp. (a)	1,536	380,037
		5,087,567
MACHINERY — 4.5%
AGCO Corp.	5,135	529,367
Allison Transmission Holdings, Inc.	5,543	239,070
Caterpillar, Inc.	2,220	404,084
Crane Co.	1,195	92,804
Cummins, Inc.	6,684	1,517,936
Deere & Co.	1,310	352,455
Donaldson Co., Inc.	3,910	218,491
Dover Corp.	3,105	392,006
Flowserve Corp.	1,662	61,245
Fortive Corp.	2,733	193,551
Gates Industrial Corp. PLC (a)	2,314	29,527
Graco, Inc.	8,203	593,487
IDEX Corp.	2,001	398,599
Illinois Tool Works, Inc.	1,932	393,896
Ingersoll Rand, Inc. (a)	3,087	140,644
ITT, Inc.	4,754	366,153
Lincoln Electric Holdings, Inc.	3,840	446,400
Middleby Corp. (a)	2,101	270,861
Nordson Corp.	1,521	305,645
Oshkosh Corp.	1,144	98,464
Otis Worldwide Corp.	9,542	644,562
PACCAR, Inc.	8,507	733,984
Parker-Hannifin Corp.	970	264,238
Pentair PLC	6,130	325,442
Security Description	Shares	Value
Snap-on, Inc.	2,884	$ 493,568
Stanley Black & Decker, Inc.	2,515	449,078
Timken Co.	5,748	444,665
Toro Co.	1,558	147,761
Trinity Industries, Inc.	4,417	116,565
Westinghouse Air Brake Technologies Corp.	260	19,032
Woodward, Inc.	1,013	123,110
Xylem, Inc.	4,170	424,464
		11,231,154
MARINE — 0.0% (d)
Kirby Corp. (a)	542	28,092
MEDIA — 1.8%
Altice USA, Inc. Class A (a)	10,650	403,315
Cable One, Inc.	106	236,138
Charter Communications, Inc. Class A (a)	301	199,127
Comcast Corp. Class A	3,318	173,863
Discovery, Inc. Class A (a) (b)	3,454	103,931
Discovery, Inc. Class C (a)	6,031	157,952
DISH Network Corp. Class A (a)	7,104	229,743
Fox Corp. Class A	7,311	212,896
Fox Corp. Class B (a)	4,449	128,487
Interpublic Group of Cos., Inc.	24,238	570,078
John Wiley & Sons, Inc. Class A	933	42,601
Liberty Broadband Corp. Class A (a)	73	11,503
Liberty Broadband Corp. Class C (a)	4,687	742,258
Liberty Media Corp.-Liberty SiriusXM Class A (a)	2,168	93,636
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,397	147,803
New York Times Co. Class A	8,800	455,576
News Corp. Class A	8,714	156,591
News Corp. Class B	2,656	47,197
Nexstar Media Group, Inc. Class A	577	63,003
Omnicom Group, Inc.	4,272	266,445
Sirius XM Holdings, Inc. (b)	8,007	51,005
ViacomCBS, Inc. Class B	2,476	92,256
		4,585,404
METALS & MINING — 1.0%
Freeport-McMoRan, Inc.	7,437	193,511
Newmont Corp.	3,446	206,381
Nucor Corp.	12,131	645,248
Reliance Steel & Aluminum Co.	6,004	718,979
Royal Gold, Inc.	1,736	184,641
Southern Copper Corp.	835	54,375
Steel Dynamics, Inc.	13,678	504,308
		2,507,443
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	5,000	78,000

See accompanying notes to financial statements.
21

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Starwood Property Trust, Inc. REIT	1,167	$ 22,523
		100,523
MULTI-UTILITIES — 1.2%
Ameren Corp.	5,440	424,646
CenterPoint Energy, Inc.	8,246	178,443
CMS Energy Corp.	4,984	304,074
Consolidated Edison, Inc.	3,796	274,337
Dominion Energy, Inc.	1,833	137,842
DTE Energy Co.	2,827	343,226
MDU Resources Group, Inc.	7,040	185,434
NiSource, Inc.	10,621	243,646
Public Service Enterprise Group, Inc.	8,032	468,265
Sempra Energy	1,609	205,003
WEC Energy Group, Inc.	3,699	340,419
		3,105,335
MULTILINE RETAIL — 0.7%
Dollar General Corp.	1,593	335,008
Dollar Tree, Inc. (a)	1,411	152,445
Kohl's Corp.	1,793	72,957
Nordstrom, Inc.	543	16,947
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	3,166	258,884
Target Corp.	4,755	839,400
		1,675,641
OIL, GAS & CONSUMABLE FUELS — 1.3%
Apache Corp.	1,233	17,496
Cabot Oil & Gas Corp.	40,386	657,484
Cheniere Energy, Inc. (a)	2,386	143,232
Chevron Corp.	1,443	121,861
Cimarex Energy Co.	1,552	58,216
Concho Resources, Inc.	2,292	133,738
ConocoPhillips	6,194	247,698
Devon Energy Corp.	3,640	57,548
Diamondback Energy, Inc.	1,013	49,029
EOG Resources, Inc.	4,032	201,076
EQT Corp.	17,961	228,284
Equitrans Midstream Corp.	2,847	22,890
Exxon Mobil Corp.	1,256	51,772
Hess Corp.	930	49,095
HollyFrontier Corp.	1,026	26,522
Kinder Morgan, Inc.	5,833	79,737
Marathon Oil Corp.	4,198	28,001
Marathon Petroleum Corp.	6,658	275,375
ONEOK, Inc.	575	22,068
Parsley Energy, Inc. Class A	5,343	75,871
Phillips 66	1,169	81,760
Pioneer Natural Resources Co.	2,336	266,047
Targa Resources Corp.	888	23,425
Valero Energy Corp.	1,329	75,182
Williams Cos., Inc.	8,537	171,167
WPX Energy, Inc. (a)	4,314	35,159
		3,199,733
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	778	$ 207,096
Herbalife Nutrition, Ltd. (a)	3,732	179,322
Nu Skin Enterprises, Inc. Class A	5,082	277,630
		664,048
PHARMACEUTICALS — 1.0%
Catalent, Inc. (a)	2,467	256,741
Elanco Animal Health, Inc. (a)	2,292	70,296
Eli Lilly & Co.	1,590	268,456
Horizon Therapeutics PLC (a)	5,708	417,540
Jazz Pharmaceuticals PLC (a)	2,504	413,285
Johnson & Johnson	424	66,729
Merck & Co., Inc.	1,289	105,440
Perrigo Co. PLC	2,079	92,973
Pfizer, Inc.	3,029	111,497
Royalty Pharma PLC Class A (b)	4,045	202,452
Viatris, Inc. (a)	8,893	166,655
Zoetis, Inc.	1,616	267,448
		2,439,512
PROFESSIONAL SERVICES — 1.0%
CoreLogic, Inc.	3,386	261,806
CoStar Group, Inc. (a)	487	450,124
Equifax, Inc.	549	105,869
FTI Consulting, Inc. (a)	2,046	228,579
IHS Markit, Ltd.	1,565	140,584
ManpowerGroup, Inc.	3,572	322,123
Nielsen Holdings PLC	4,641	96,858
Robert Half International, Inc.	7,311	456,791
TransUnion	2,443	242,394
Verisk Analytics, Inc.	1,447	300,383
		2,605,511
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	13,071	819,813
Jones Lang LaSalle, Inc.	1,327	196,887
		1,016,700
ROAD & RAIL — 1.8%
AMERCO	338	153,438
CSX Corp.	4,961	450,211
JB Hunt Transport Services, Inc.	4,937	674,641
Kansas City Southern	2,456	501,343
Knight-Swift Transportation Holdings, Inc.	12,735	532,578
Landstar System, Inc.	3,662	493,125
Norfolk Southern Corp.	1,852	440,054
Old Dominion Freight Line, Inc.	3,447	672,785
Ryder System, Inc.	4,618	285,208
Schneider National, Inc. Class B	8,244	170,651
Union Pacific Corp.	1,002	208,636
		4,582,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	1,667	152,881

See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Allegro MicroSystems, Inc. (a)	1,263	$ 33,672
Analog Devices, Inc.	2,168	320,279
Applied Materials, Inc.	8,864	764,963
Broadcom, Inc.	335	146,680
Cirrus Logic, Inc. (a)	3,159	259,670
Cree, Inc. (a)	264	27,958
Enphase Energy, Inc. (a)	3,329	584,140
Entegris, Inc.	4,760	457,436
First Solar, Inc. (a)	2,125	210,205
Inphi Corp. (a)	981	157,421
Intel Corp.	3,862	192,405
KLA Corp.	3,459	895,570
Lam Research Corp.	1,293	610,645
Marvell Technology Group, Ltd.	11,001	522,987
Maxim Integrated Products, Inc.	9,496	841,820
Microchip Technology, Inc.	2,004	276,772
Micron Technology, Inc. (a)	11,072	832,393
MKS Instruments, Inc.	512	77,030
Monolithic Power Systems, Inc.	1,643	601,716
NVIDIA Corp.	195	101,829
ON Semiconductor Corp. (a)	6,108	199,915
Qorvo, Inc. (a)	3,589	596,743
QUALCOMM, Inc.	1,557	237,193
Skyworks Solutions, Inc.	5,530	845,426
SolarEdge Technologies, Inc. (a)	1,775	566,438
Teradyne, Inc.	8,291	994,008
Texas Instruments, Inc.	2,101	344,837
Universal Display Corp.	1,202	276,220
Xilinx, Inc.	5,389	763,998
		12,893,250
SOFTWARE — 5.2%
Adobe, Inc. (a)	321	160,539
Alteryx, Inc. Class A (a) (b)	769	93,657
ANSYS, Inc. (a)	1,252	455,478
Aspen Technology, Inc. (a)	2,324	302,701
Atlassian Corp. PLC Class A (a)	1,048	245,096
Autodesk, Inc. (a)	1,484	453,125
Avalara, Inc. (a)	848	139,827
Cadence Design Systems, Inc. (a)	7,610	1,038,232
CDK Global, Inc.	2,153	111,590
Ceridian HCM Holding, Inc. (a)	1,008	107,412
Citrix Systems, Inc.	5,625	731,812
Coupa Software, Inc. (a)	162	54,903
Crowdstrike Holdings, Inc. Class A (a)	452	95,743
Datadog, Inc. Class A (a)	651	64,084
DocuSign, Inc. (a)	348	77,360
Dropbox, Inc. Class A (a)	6,296	139,708
Duck Creek Technologies, Inc. (a)	495	21,434
Elastic NV (a)	362	52,899
Everbridge, Inc. (a) (b)	380	56,647
Fair Isaac Corp. (a)	796	406,788
Five9, Inc. (a)	716	124,870
Fortinet, Inc. (a)	3,066	455,393
Guidewire Software, Inc. (a)	881	113,411
HubSpot, Inc. (a)	100	39,644
Security Description	Shares	Value
Intuit, Inc.	1,153	$ 437,967
Manhattan Associates, Inc. (a)	3,222	338,890
McAfee Corp. Class A	2,558	42,693
Microsoft Corp.	1,033	229,760
New Relic, Inc. (a)	198	12,949
NortonLifeLock, Inc.	57,998	1,205,198
Nuance Communications, Inc. (a)	9,288	409,508
Oracle Corp.	2,516	162,760
Pagerduty, Inc. (a)	426	17,764
Palo Alto Networks, Inc. (a)	1,175	417,583
Paycom Software, Inc. (a)	1,037	468,983
Paylocity Holding Corp. (a)	1,401	288,480
Pegasystems, Inc. (b)	1,207	160,845
Proofpoint, Inc. (a)	420	57,292
PTC, Inc. (a)	1,443	172,597
RealPage, Inc. (a)	1,237	107,916
salesforce.com, Inc. (a)	216	48,066
ServiceNow, Inc. (a)	623	342,918
Slack Technologies, Inc. Class A (a)	886	37,425
SolarWinds Corp. (a)	729	10,899
SS&C Technologies Holdings, Inc.	4,314	313,844
Synopsys, Inc. (a)	3,365	872,343
Teradata Corp. (a)	1,646	36,986
Trade Desk, Inc. Class A (a)	409	327,609
Tyler Technologies, Inc. (a)	1,117	487,593
VMware, Inc. Class A (a)	840	117,818
Workday, Inc. Class A (a)	841	201,512
Zendesk, Inc. (a)	736	105,336
Zoom Video Communications, Inc. Class A (a)	98	33,057
		13,008,944
SPECIALTY RETAIL — 3.5%
Advance Auto Parts, Inc.	2,968	467,490
AutoNation, Inc. (a)	6,845	477,713
AutoZone, Inc. (a)	322	381,712
Best Buy Co., Inc.	10,308	1,028,635
Burlington Stores, Inc. (a)	1,413	369,570
CarMax, Inc. (a)	2,857	269,872
Dick's Sporting Goods, Inc.	7,904	444,284
Five Below, Inc. (a)	1,224	214,176
Floor & Decor Holdings, Inc. Class A (a)	3,272	303,805
Foot Locker, Inc.	9,485	383,573
Gap, Inc.	22,957	463,502
Home Depot, Inc.	385	102,264
L Brands, Inc.	4,158	154,636
Lowe's Cos., Inc.	1,503	241,247
O'Reilly Automotive, Inc. (a)	727	329,018
Penske Automotive Group, Inc.	408	24,231
Ross Stores, Inc.	3,484	427,870
Tiffany & Co.	2,221	291,950
TJX Cos., Inc.	5,108	348,825
Tractor Supply Co.	5,274	741,419
Ulta Beauty, Inc. (a)	1,907	547,614

See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Williams-Sonoma, Inc.	6,743	$ 686,707
		8,700,113
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	3,074	407,889
Dell Technologies, Inc. Class C (a)	14,384	1,054,203
Hewlett Packard Enterprise Co.	9,447	111,947
HP, Inc.	48,910	1,202,697
NCR Corp. (a) (b)	3,391	127,400
NetApp, Inc.	9,826	650,874
Pure Storage, Inc. Class A (a)	2,295	51,890
Western Digital Corp.	1,664	92,169
Xerox Holdings Corp.	4,083	94,685
		3,793,754
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	4,549	191,058
Carter's, Inc.	1,240	116,647
Columbia Sportswear Co.	1,192	104,157
Hanesbrands, Inc. (b)	24,495	357,137
Lululemon Athletica, Inc. (a)	1,094	380,745
NIKE, Inc. Class B	419	59,276
PVH Corp.	1,780	167,124
Ralph Lauren Corp.	1,217	126,251
Skechers U.S.A., Inc. Class A (a)	3,540	127,228
Tapestry, Inc.	1,538	47,801
Under Armour, Inc. Class A (a)	4,269	73,299
Under Armour, Inc. Class C (a)	4,769	70,963
VF Corp.	862	73,623
		1,895,309
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	27,649	346,995
New York Community Bancorp, Inc.	3,600	37,980
Rocket Cos., Inc. Class A (a)	13,944	281,948
		666,923
TOBACCO — 0.2%
Altria Group, Inc.	3,347	137,227
Philip Morris International, Inc.	3,030	250,854
		388,081
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	2,605	115,714
Fastenal Co.	13,549	661,598
MSC Industrial Direct Co., Inc. Class A	5,229	441,275
United Rentals, Inc. (a)	4,898	1,135,895
Univar Solutions, Inc. (a)	1,117	21,234
W.W. Grainger, Inc.	1,513	617,818
Watsco, Inc.	2,399	543,494
		3,537,028
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	1,583	$ 59,442
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	2,304	353,595
Essential Utilities, Inc.	2,152	101,768
		455,363
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	4,201	78,013
T-Mobile US, Inc. (a)	521	70,257
United States Cellular Corp. (a)	934	28,664
		176,934
TOTAL COMMON STOCKS (Cost $208,985,734)		250,354,915
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	403,118	403,199
State Street Navigator Securities Lending Portfolio II (g) (h)	1,590,947	1,590,947
TOTAL SHORT-TERM INVESTMENTS (Cost $1,994,146)		1,994,146
TOTAL INVESTMENTS — 100.6% (Cost $210,979,880)		252,349,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,383,613)
NET ASSETS — 100.0%		$ 250,965,448
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	3	03/19/2021	$556,156	$562,320	$6,164
During the period ended December 31, 2020, average notional value related to futures contracts was $557,941.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$250,354,915	$—	$—	$250,354,915
Short-Term Investments	1,994,146	—	—	1,994,146
TOTAL INVESTMENTS	$252,349,061	$—	$—	$252,349,061
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,164	—	—	6,164
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,164	$—	$—	$ 6,164
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$252,355,225	$—	$—	$252,355,225
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	5,997	$ 381,109	$ 37,024	$ 306,152	$(32,481)	$61,329	1,935	$ 140,829	$3,036
State Street Institutional Liquid Reserves Fund, Premier Class	616,325	616,572	4,703,974	4,917,240	(107)	—	403,118	403,199	—
State Street Navigator Securities Lending Portfolio II	1,282,619	1,282,619	9,462,268	9,153,940	—	—	1,590,947	1,590,947	1,863
Total		$2,280,300	$14,203,266	$14,377,332	$(32,588)	$61,329		$2,134,975	$4,899
See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	7,189	$ 433,353
Curtiss-Wright Corp.	5,926	689,490
General Dynamics Corp.	7,316	1,088,767
HEICO Corp. Class A	1,798	210,474
Hexcel Corp.	9,190	445,623
Huntington Ingalls Industries, Inc.	7,054	1,202,566
Textron, Inc.	19,656	949,975
		5,020,248
AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	13,586	1,275,318
Expeditors International of Washington, Inc.	22,244	2,115,627
FedEx Corp.	7,977	2,070,988
		5,461,933
AIRLINES — 1.2%
Alaska Air Group, Inc.	14,881	773,812
Delta Air Lines, Inc.	32,318	1,299,507
Southwest Airlines Co.	77,213	3,598,898
		5,672,217
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	19,248	743,743
Gentex Corp.	60,189	2,042,213
Lear Corp.	4,538	721,678
		3,507,634
AUTOMOBILES — 0.5%
Ford Motor Co.	190,401	1,673,625
Harley-Davidson, Inc.	14,937	548,188
		2,221,813
BANKS — 1.0%
Associated Banc-Corp.	11,462	195,427
Bank of Hawaii Corp.	2,470	189,251
Comerica, Inc.	4,688	261,872
Commerce Bancshares, Inc.	4,262	280,013
East West Bancorp, Inc.	5,439	275,812
First Citizens BancShares, Inc. Class A	426	244,639
First Hawaiian, Inc.	8,139	191,918
First Horizon National Corp.	15,627	199,401
FNB Corp.	15,097	143,421
Huntington Bancshares, Inc.	38,241	482,984
M&T Bank Corp.	6,532	831,524
PacWest Bancorp	5,546	140,868
People's United Financial, Inc.	20,353	263,164
Pinnacle Financial Partners, Inc.	3,644	234,674
Signature Bank	1,828	247,310
Umpqua Holdings Corp.	9,334	141,317
Zions Bancorp NA	8,267	359,118
		4,682,713
Security Description	Shares	Value
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	25,324	$ 1,144,392
BIOTECHNOLOGY — 0.3%
Alexion Pharmaceuticals, Inc. (a)	7,815	1,221,016
BUILDING PRODUCTS — 2.7%
A.O. Smith Corp.	20,538	1,125,893
Allegion PLC	8,412	978,989
Armstrong World Industries, Inc.	4,234	314,967
Carrier Global Corp.	54,679	2,062,492
Fortune Brands Home & Security, Inc.	10,189	873,401
Johnson Controls International PLC	63,670	2,966,385
Lennox International, Inc.	2,633	721,363
Masco Corp.	20,151	1,106,894
Owens Corning	6,327	479,334
Trane Technologies PLC	13,191	1,914,806
		12,544,524
CAPITAL MARKETS — 3.9%
Apollo Global Management, Inc.	15,590	763,598
Cboe Global Markets, Inc.	10,924	1,017,243
Eaton Vance Corp.	30,011	2,038,647
Evercore, Inc. Class A	9,866	1,081,708
FactSet Research Systems, Inc.	4,396	1,461,670
Franklin Resources, Inc.	51,669	1,291,208
Interactive Brokers Group, Inc. Class A	3,930	239,415
Invesco, Ltd.	33,276	580,001
Lazard, Ltd. Class A	22,839	966,090
LPL Financial Holdings, Inc.	3,898	406,249
MarketAxess Holdings, Inc.	1,319	752,569
Morningstar, Inc.	2,049	474,487
MSCI, Inc.	3,281	1,465,065
Nasdaq, Inc.	7,039	934,357
Raymond James Financial, Inc.	7,946	760,194
SEI Investments Co.	22,778	1,309,052
T Rowe Price Group, Inc.	17,153	2,596,793
		18,138,346
CHEMICALS — 2.6%
Albemarle Corp.	4,758	701,900
Ashland Global Holdings, Inc.	6,935	549,252
Axalta Coating Systems, Ltd. (a)	17,222	491,688
Cabot Corp.	12,362	554,807
Celanese Corp.	11,514	1,496,129
Eastman Chemical Co.	12,007	1,204,062
International Flavors & Fragrances, Inc. (b)	6,120	666,101
LyondellBasell Industries NV Class A	12,441	1,140,342
NewMarket Corp.	1,343	534,904
Olin Corp.	5,810	142,694
PPG Industries, Inc.	12,785	1,843,853
RPM International, Inc.	10,707	971,981
Scotts Miracle-Gro Co.	6,463	1,287,042
Valvoline, Inc.	6,186	143,144

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Westlake Chemical Corp.	1,344	$ 109,670
WR Grace & Co.	3,659	200,586
		12,038,155
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	2,045	722,826
Copart, Inc. (a)	10,545	1,341,851
IAA, Inc. (a)	8,268	537,254
MSA Safety, Inc.	2,259	337,472
Republic Services, Inc.	8,125	782,437
Rollins, Inc.	12,268	479,311
Waste Management, Inc.	9,762	1,151,233
		5,352,384
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp. (a)	28,212	1,491,004
EchoStar Corp. Class A (a)	12,583	266,634
F5 Networks, Inc. (a)	13,278	2,336,132
Juniper Networks, Inc.	41,481	933,737
Motorola Solutions, Inc.	12,271	2,086,806
		7,114,313
CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	6,934	345,175
Jacobs Engineering Group, Inc.	3,294	358,914
Quanta Services, Inc.	11,310	814,546
Valmont Industries, Inc.	3,440	601,759
		2,120,394
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,757	178,072
Martin Marietta Materials, Inc.	2,275	646,032
Vulcan Materials Co.	3,282	486,753
		1,310,857
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a) (b)	711	246,105
SLM Corp.	13,993	173,373
Synchrony Financial	20,498	711,486
		1,130,964
CONTAINERS & PACKAGING — 2.5%
AptarGroup, Inc.	7,356	1,006,963
Ardagh Group SA	1,431	24,628
Avery Dennison Corp.	6,533	1,013,334
Ball Corp.	10,363	965,624
Berry Global Group, Inc. (a)	4,329	243,247
Crown Holdings, Inc. (a)	11,058	1,108,012
Graphic Packaging Holding Co.	44,328	750,916
International Paper Co.	59,003	2,933,629
Packaging Corp. of America	10,951	1,510,252
Sealed Air Corp.	5,850	267,871
Silgan Holdings, Inc.	14,342	531,801
Sonoco Products Co.	12,625	748,031
Westrock Co.	13,883	604,327
		11,708,635
Security Description	Shares	Value
DISTRIBUTORS — 0.8%
Genuine Parts Co.	15,265	$ 1,533,064
LKQ Corp. (a)	21,298	750,542
Pool Corp.	3,227	1,202,057
		3,485,663
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (a)	2,421	418,809
Graham Holdings Co. Class B	912	486,442
Grand Canyon Education, Inc. (a)	6,011	559,684
H&R Block, Inc.	44,095	699,347
Service Corp. International	20,843	1,023,391
Terminix Global Holdings, Inc. (a)	5,083	259,284
		3,446,957
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	24,224	595,910
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CenturyLink, Inc.	60,011	585,107
ELECTRIC UTILITIES — 3.5%
Alliant Energy Corp.	19,735	1,016,945
Avangrid, Inc.	6,328	287,608
Entergy Corp.	15,824	1,579,868
Evergy, Inc.	29,269	1,624,722
Eversource Energy	11,756	1,017,012
Exelon Corp.	55,196	2,330,375
FirstEnergy Corp.	30,921	946,492
Hawaiian Electric Industries, Inc.	20,885	739,120
IDACORP, Inc.	8,650	830,659
NRG Energy, Inc.	11,328	425,366
OGE Energy Corp.	37,270	1,187,422
Pinnacle West Capital Corp.	13,967	1,116,662
PPL Corp.	57,414	1,619,075
Xcel Energy, Inc.	20,757	1,383,869
		16,105,195
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	4,796	580,748
AMETEK, Inc.	8,114	981,307
Eaton Corp. PLC	13,981	1,679,677
Emerson Electric Co.	18,369	1,476,317
Generac Holdings, Inc. (a)	2,554	580,805
Hubbell, Inc.	6,821	1,069,465
Regal Beloit Corp.	5,108	627,313
Rockwell Automation, Inc.	3,547	889,623
Sensata Technologies Holding PLC (a)	6,029	317,969
		8,203,224
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	7,780	1,017,391
Arrow Electronics, Inc. (a)	9,637	937,680
Avnet, Inc.	26,303	923,498
CDW Corp.	24,849	3,274,850

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Corning, Inc.	41,894	$ 1,508,184
Dolby Laboratories, Inc. Class A	12,882	1,251,229
FLIR Systems, Inc.	8,365	366,638
Jabil, Inc.	14,121	600,566
Keysight Technologies, Inc. (a)	12,010	1,586,401
Littelfuse, Inc.	1,084	276,051
National Instruments Corp.	18,302	804,190
SYNNEX Corp.	10,008	815,051
		13,361,729
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	10,081	1,447,632
Madison Square Garden Entertainment Corp. (a)	1,389	145,900
Madison Square Garden Sports Corp. (a)	2,682	493,756
Take-Two Interactive Software, Inc. (a)	5,552	1,153,650
		3,240,938
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.4%
Apartment Income REIT Corp. (a)	35,108	1,348,498
Apartment Investment & Management Co. Class A REIT	35,739	188,702
AvalonBay Communities, Inc. REIT	5,685	912,045
Boston Properties, Inc. REIT	5,469	516,985
Brandywine Realty Trust REIT	6,877	81,905
Brixmor Property Group, Inc. REIT	15,162	250,931
Camden Property Trust REIT	5,572	556,754
CoreSite Realty Corp. REIT	2,819	353,164
Corporate Office Properties Trust REIT	15,583	406,405
Cousins Properties, Inc. REIT	6,675	223,612
CubeSmart REIT	17,710	595,233
Douglas Emmett, Inc. REIT	21,993	641,756
Duke Realty Corp. REIT	26,805	1,071,396
Empire State Realty Trust, Inc. Class A REIT (b)	13,438	125,242
Equity Commonwealth REIT	31,282	853,373
Equity LifeStyle Properties, Inc. REIT	14,413	913,208
Equity Residential REIT	18,433	1,092,708
Essex Property Trust, Inc. REIT	2,811	667,388
Extra Space Storage, Inc. REIT	9,130	1,057,802
Federal Realty Investment Trust REIT	7,647	650,913
First Industrial Realty Trust, Inc. REIT	22,274	938,404
Highwoods Properties, Inc. REIT	6,409	253,989
Host Hotels & Resorts, Inc. REIT	107,415	1,571,481
Iron Mountain, Inc. REIT (b)	18,726	552,042
Kilroy Realty Corp. REIT	5,248	301,235
Kimco Realty Corp. REIT	15,712	235,837
Lamar Advertising Co. Class A REIT	9,331	776,526
Life Storage, Inc. REIT	8,290	989,743
Medical Properties Trust, Inc. REIT	17,189	374,548
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	4,853	$ 614,827
National Retail Properties, Inc. REIT	10,109	413,660
Public Storage REIT	7,911	1,826,887
Rayonier, Inc. REIT	6,434	189,031
Rexford Industrial Realty, Inc. REIT	3,977	195,310
SL Green Realty Corp. REIT	4,091	243,742
Spirit Realty Capital, Inc. REIT	3,341	134,208
STORE Capital Corp. REIT	7,954	270,277
Vornado Realty Trust REIT	47,501	1,773,687
Weingarten Realty Investors REIT	21,550	466,988
WP Carey, Inc. REIT	6,070	428,421
		25,058,863
FOOD & STAPLES RETAILING — 1.3%
Casey's General Stores, Inc.	9,960	1,779,055
Sprouts Farmers Market, Inc. (a)	12,810	257,481
Sysco Corp.	19,881	1,476,363
Walgreens Boots Alliance, Inc.	67,364	2,686,477
		6,199,376
FOOD PRODUCTS — 2.9%
Campbell Soup Co.	10,990	531,367
Flowers Foods, Inc.	28,853	652,943
General Mills, Inc.	21,865	1,285,662
Hershey Co.	13,215	2,013,041
Hormel Foods Corp.	21,245	990,229
Ingredion, Inc.	17,652	1,388,683
J.M. Smucker Co.	14,724	1,702,094
Kellogg Co.	15,416	959,338
Lamb Weston Holdings, Inc.	9,606	756,376
McCormick & Co., Inc.	11,662	1,114,887
Pilgrim's Pride Corp. (a)	4,376	85,813
Post Holdings, Inc. (a)	7,562	763,838
Seaboard Corp.	33	100,023
Tyson Foods, Inc. Class A	14,499	934,316
		13,278,610
GAS UTILITIES — 0.7%
Atmos Energy Corp.	10,379	990,468
National Fuel Gas Co.	22,195	912,880
UGI Corp.	34,727	1,214,056
		3,117,404
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc.	3,189	1,158,628
DENTSPLY SIRONA, Inc.	17,827	933,422
Envista Holdings Corp. (a)	13,929	469,825
Globus Medical, Inc. Class A (a)	6,909	450,605
Haemonetics Corp. (a)	2,258	268,138
Hill-Rom Holdings, Inc.	6,919	677,854
ICU Medical, Inc. (a)	1,703	365,276
Integra LifeSciences Holdings Corp. (a)	4,240	275,261
Masimo Corp. (a)	2,872	770,787
STERIS PLC	7,219	1,368,289

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc. (a)	9,377	$ 1,641,069
West Pharmaceutical Services, Inc.	5,102	1,445,448
		9,824,602
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Amedisys, Inc. (a)	1,168	342,609
AmerisourceBergen Corp.	28,926	2,827,806
Cardinal Health, Inc.	54,659	2,927,536
Chemed Corp.	2,162	1,151,503
DaVita, Inc. (a)	20,640	2,423,136
Encompass Health Corp.	8,837	730,732
Henry Schein, Inc. (a)	38,600	2,580,796
Humana, Inc.	4,870	1,998,015
Laboratory Corp. of America Holdings (a)	4,583	932,870
McKesson Corp.	20,793	3,616,319
Premier, Inc. Class A	16,519	579,817
Quest Diagnostics, Inc.	12,297	1,465,433
Universal Health Services, Inc. Class B	10,005	1,375,687
		22,952,259
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.	41,343	3,244,599
Change Healthcare, Inc. (a)	17,142	319,698
		3,564,297
HOTELS, RESTAURANTS & LEISURE — 1.1%
Choice Hotels International, Inc.	2,392	255,298
Domino's Pizza, Inc.	2,289	877,740
Extended Stay America, Inc.	13,588	201,238
Hyatt Hotels Corp. Class A	2,691	199,807
Vail Resorts, Inc.	4,470	1,246,951
Wyndham Destinations, Inc.	4,329	194,199
Yum China Holdings, Inc.	14,627	835,056
Yum! Brands, Inc.	12,691	1,377,735
		5,188,024
HOUSEHOLD DURABLES — 1.5%
Garmin, Ltd.	14,314	1,712,813
Leggett & Platt, Inc.	8,323	368,709
Mohawk Industries, Inc. (a)	4,357	614,119
Newell Brands, Inc.	28,097	596,499
NVR, Inc. (a)	378	1,542,187
PulteGroup, Inc.	14,796	638,004
Whirlpool Corp.	7,262	1,310,719
		6,783,050
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	17,839	1,556,096
Clorox Co.	8,064	1,628,283
Reynolds Consumer Products, Inc.	2,633	79,095
		3,263,474
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	60,904	1,431,244
Security Description	Shares	Value
Vistra Corp.	67,533	$ 1,327,699
		2,758,943
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	8,897	1,389,533
INSURANCE — 9.0%
Alleghany Corp.	2,496	1,506,810
Allstate Corp.	27,063	2,975,036
American Financial Group, Inc.	2,700	236,574
American National Group, Inc.	1,791	172,151
Arch Capital Group, Ltd. (a)	71,994	2,596,824
Arthur J Gallagher & Co.	10,947	1,354,253
Assurant, Inc.	3,958	539,159
Assured Guaranty, Ltd.	3,364	105,932
Axis Capital Holdings, Ltd.	8,926	449,781
Brown & Brown, Inc.	24,972	1,183,922
Cincinnati Financial Corp.	40,440	3,533,243
CNA Financial Corp.	2,805	109,283
Erie Indemnity Co. Class A	4,065	998,364
Everest Re Group, Ltd.	8,531	1,997,022
Fidelity National Financial, Inc.	60,157	2,351,537
First American Financial Corp.	22,040	1,137,925
Globe Life, Inc.	14,072	1,336,277
Hanover Insurance Group, Inc.	9,856	1,152,364
Hartford Financial Services Group, Inc.	27,972	1,370,069
Kemper Corp.	10,284	790,120
Loews Corp.	19,189	863,889
Markel Corp. (a)	2,575	2,660,747
Mercury General Corp.	7,353	383,900
Old Republic International Corp.	76,832	1,514,359
Primerica, Inc.	2,908	389,468
Progressive Corp.	46,798	4,627,386
Reinsurance Group of America, Inc.	4,992	578,573
RenaissanceRe Holdings, Ltd.	7,869	1,304,838
Travelers Cos., Inc.	12,550	1,761,643
Unum Group	7,396	169,664
White Mountains Insurance Group, Ltd.	822	822,543
WR Berkley Corp.	13,420	891,356
		41,865,012
INTERNET & DIRECT MARKETING RETAIL — 0.5%
eBay, Inc.	40,634	2,041,858
Qurate Retail, Inc. Class A	13,240	145,243
		2,187,101
IT SERVICES — 6.2%
Amdocs, Ltd.	35,771	2,537,237
Black Knight, Inc. (a)	8,935	789,407
Booz Allen Hamilton Holding Corp.	9,388	818,446
Broadridge Financial Solutions, Inc.	16,283	2,494,556
CACI International, Inc. Class A (a)	2,915	726,797
Cognizant Technology Solutions Corp. Class A	75,224	6,164,607
Concentrix Corp. (a)	10,008	987,790

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
EPAM Systems, Inc. (a)	5,067	$ 1,815,759
Euronet Worldwide, Inc. (a)	1,461	211,728
Gartner, Inc. (a)	6,575	1,053,249
Genpact, Ltd.	12,915	534,164
Jack Henry & Associates, Inc.	5,205	843,158
Leidos Holdings, Inc.	20,574	2,162,739
Paychex, Inc.	16,170	1,506,721
Sabre Corp.	9,471	113,841
Science Applications International Corp.	15,742	1,489,823
VeriSign, Inc. (a)	10,136	2,193,430
Western Union Co.	110,417	2,422,549
		28,866,001
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	1,829	139,443
Hasbro, Inc.	4,536	424,297
Polaris, Inc.	2,817	268,404
		832,144
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	7,229	856,564
Bio-Rad Laboratories, Inc. Class A (a)	3,605	2,101,499
Bio-Techne Corp.	1,599	507,762
Bruker Corp.	6,774	366,677
Charles River Laboratories International, Inc. (a)	1,958	489,226
Mettler-Toledo International, Inc. (a)	1,108	1,262,765
PerkinElmer, Inc.	4,659	668,567
PRA Health Sciences, Inc. (a)	3,142	394,133
Waters Corp. (a)	5,932	1,467,695
		8,114,888
MACHINERY — 4.6%
AGCO Corp.	7,542	777,505
Allison Transmission Holdings, Inc.	27,032	1,165,890
Crane Co.	4,937	383,407
Cummins, Inc.	14,072	3,195,751
Donaldson Co., Inc.	14,682	820,430
Dover Corp.	6,561	828,326
Flowserve Corp.	4,306	158,676
Graco, Inc.	19,552	1,414,587
IDEX Corp.	5,527	1,100,978
ITT, Inc.	6,935	534,134
Lincoln Electric Holdings, Inc.	7,900	918,375
Middleby Corp. (a)	2,516	324,363
Nordson Corp.	1,871	375,978
Oshkosh Corp.	10,320	888,242
Otis Worldwide Corp.	11,133	752,034
PACCAR, Inc.	20,873	1,800,923
Parker-Hannifin Corp.	2,927	797,344
Pentair PLC	9,137	485,083
Snap-on, Inc.	9,875	1,690,008
Stanley Black & Decker, Inc.	3,928	701,384
Timken Co.	2,860	221,250
Toro Co.	4,182	396,621
Security Description	Shares	Value
Trinity Industries, Inc.	2,877	$ 75,924
Woodward, Inc.	3,764	457,439
Xylem, Inc.	11,365	1,156,843
		21,421,495
MARINE — 0.0% (c)
Kirby Corp. (a)	3,179	164,768
MEDIA — 2.4%
Cable One, Inc.	187	416,584
Discovery, Inc. Class A (a) (b)	13,758	413,978
Discovery, Inc. Class C (a)	29,788	780,148
DISH Network Corp. Class A (a)	8,241	266,514
Interpublic Group of Cos., Inc.	91,758	2,158,148
John Wiley & Sons, Inc. Class A	11,513	525,684
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,408	190,381
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,125	440,539
New York Times Co. Class A	16,021	829,407
News Corp. Class A	85,577	1,537,819
News Corp. Class B	27,851	494,912
Omnicom Group, Inc.	46,363	2,891,660
Sirius XM Holdings, Inc. (b)	40,699	259,253
		11,205,027
METALS & MINING — 1.0%
Nucor Corp.	37,825	2,011,912
Reliance Steel & Aluminum Co.	17,134	2,051,796
Steel Dynamics, Inc.	14,157	521,969
		4,585,677
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Starwood Property Trust, Inc. REIT	10,153	195,953
MULTI-UTILITIES — 2.7%
Ameren Corp.	21,814	1,702,801
CenterPoint Energy, Inc.	42,074	910,481
CMS Energy Corp.	24,141	1,472,842
Consolidated Edison, Inc.	21,630	1,563,200
DTE Energy Co.	11,851	1,438,830
MDU Resources Group, Inc.	21,913	577,188
NiSource, Inc.	63,591	1,458,778
Public Service Enterprise Group, Inc.	35,354	2,061,138
WEC Energy Group, Inc.	13,214	1,216,085
		12,401,343
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cabot Oil & Gas Corp.	52,074	847,765
HollyFrontier Corp.	8,294	214,400
Pioneer Natural Resources Co.	5,813	662,042
		1,724,207
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	8,613	2,292,695
Herbalife Nutrition, Ltd. (a)	4,404	211,612
		2,504,307

See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	9,220	$ 1,521,761
Viatris, Inc. (a)	23,613	442,508
		1,964,269
PROFESSIONAL SERVICES — 0.8%
CoreLogic, Inc.	4,665	360,698
FTI Consulting, Inc. (a)	4,040	451,349
ManpowerGroup, Inc.	10,457	943,012
Nielsen Holdings PLC	22,367	466,799
Robert Half International, Inc.	20,327	1,270,031
		3,491,889
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	38,781	2,432,344
Jones Lang LaSalle, Inc.	6,013	892,149
		3,324,493
ROAD & RAIL — 1.3%
AMERCO	1,604	728,152
JB Hunt Transport Services, Inc.	10,438	1,426,353
Kansas City Southern	4,356	889,190
Knight-Swift Transportation Holdings, Inc.	11,873	496,529
Landstar System, Inc.	8,373	1,127,508
Old Dominion Freight Line, Inc.	3,293	642,728
Ryder System, Inc.	4,015	247,966
Schneider National, Inc. Class B	13,623	281,996
		5,840,422
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Cirrus Logic, Inc. (a)	5,366	441,085
Entegris, Inc.	8,090	777,449
Maxim Integrated Products, Inc.	44,032	3,903,437
Monolithic Power Systems, Inc.	4,443	1,627,160
Skyworks Solutions, Inc.	10,160	1,553,261
Teradyne, Inc.	14,112	1,691,887
Xilinx, Inc.	18,969	2,689,235
		12,683,514
SOFTWARE — 3.4%
ANSYS, Inc. (a)	5,455	1,984,529
Aspen Technology, Inc. (a)	6,455	840,764
Bill.Com Holdings, Inc. (a)	328	44,772
Cadence Design Systems, Inc. (a)	22,359	3,050,438
CDK Global, Inc.	11,087	574,639
Citrix Systems, Inc.	17,888	2,327,229
NortonLifeLock, Inc.	101,770	2,114,781
Synopsys, Inc. (a)	11,394	2,953,780
Teradata Corp. (a)	10,940	245,822
Tyler Technologies, Inc. (a)	3,802	1,659,649
		15,796,403
SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	7,383	1,162,896
AutoNation, Inc. (a)	3,802	265,342
Security Description	Shares	Value
AutoZone, Inc. (a)	1,688	$ 2,001,023
Best Buy Co., Inc.	12,594	1,256,755
Foot Locker, Inc.	6,708	271,271
Tiffany & Co.	5,740	754,523
Tractor Supply Co.	10,084	1,417,609
		7,129,419
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Hewlett Packard Enterprise Co.	261,122	3,094,296
HP, Inc.	288,333	7,090,108
NetApp, Inc.	44,813	2,968,413
Xerox Holdings Corp.	39,073	906,103
		14,058,920
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	6,388	600,919
Columbia Sportswear Co.	5,687	496,930
Hanesbrands, Inc. (b)	27,462	400,396
Ralph Lauren Corp.	4,851	503,243
Tapestry, Inc.	17,538	545,081
		2,546,569
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	35,343	443,555
New York Community Bancorp, Inc.	19,917	210,124
		653,679
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Fastenal Co.	32,503	1,587,121
MSC Industrial Direct Co., Inc. Class A	10,315	870,483
W.W. Grainger, Inc.	2,699	1,102,110
Watsco, Inc.	5,065	1,147,476
		4,707,190
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	7,647	1,173,585
Essential Utilities, Inc.	12,009	567,906
		1,741,491
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	16,681	309,766
United States Cellular Corp. (a)	1,996	61,257
		371,023
TOTAL COMMON STOCKS (Cost $374,109,707)		463,170,900
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	541,609	541,717

See accompanying notes to financial statements.
31

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,423,183	$ 1,423,183
TOTAL SHORT-TERM INVESTMENTS (Cost $1,964,900)		1,964,900
TOTAL INVESTMENTS — 100.2% (Cost $376,074,607)		465,135,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(760,650)
NET ASSETS — 100.0%		$ 464,375,150
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	6	03/19/2021	$1,115,388	$1,124,640	$9,252
During the period ended December 31, 2020, average notional value related to futures contracts was $976,804.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$463,170,900	$—	$—	$463,170,900
Short-Term Investments	1,964,900	—	—	1,964,900
TOTAL INVESTMENTS	$465,135,800	$—	$—	$465,135,800
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	9,252	—	—	9,252
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 9,252	$—	$—	$ 9,252
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$465,145,052	$—	$—	$465,145,052
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	318,479	$ 318,607	$ 8,131,312	$ 7,907,976	$(226)	$—	541,609	$ 541,717	$ 517
State Street Navigator Securities Lending Portfolio II	874,965	874,965	8,650,499	8,102,281	—	—	1,423,183	1,423,183	2,430
Total		$1,193,572	$16,781,811	$16,010,257	$(226)	$—		$1,964,900	$2,947
See accompanying notes to financial statements.
32

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	52	$ 1,883
Aerojet Rocketdyne Holdings, Inc. (a)	48	2,537
AeroVironment, Inc. (a)	8	695
Axon Enterprise, Inc. (a)	8	980
Boeing Co.	608	130,149
Cubic Corp.	19	1,179
Curtiss-Wright Corp.	32	3,723
General Dynamics Corp.	371	55,212
Howmet Aerospace, Inc.	608	17,352
Huntington Ingalls Industries, Inc.	46	7,842
Kaman Corp.	34	1,942
L3Harris Technologies, Inc.	82	15,500
Lockheed Martin Corp.	178	63,187
Mercury Systems, Inc. (a)	25	2,202
Moog, Inc. Class A	53	4,203
National Presto Industries, Inc.	8	707
Northrop Grumman Corp.	112	34,129
Park Aerospace Corp.	25	335
Raytheon Technologies Corp.	1,643	117,491
Teledyne Technologies, Inc. (a)	20	7,840
Textron, Inc.	570	27,548
TransDigm Group, Inc. (a)	24	14,852
Triumph Group, Inc.	218	2,738
		514,226
AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	108	5,890
C.H. Robinson Worldwide, Inc.	156	14,644
Echo Global Logistics, Inc. (a)	125	3,353
Expeditors International of Washington, Inc.	103	9,796
FedEx Corp.	427	110,858
Forward Air Corp.	26	1,998
Hub Group, Inc. Class A (a)	57	3,249
United Parcel Service, Inc. Class B	813	136,909
XPO Logistics, Inc. (a) (b)	232	27,654
		314,351
AIRLINES — 1.0%
Alaska Air Group, Inc.	566	29,432
Allegiant Travel Co.	56	10,598
American Airlines Group, Inc. (b)	2,781	43,856
Delta Air Lines, Inc.	2,925	117,614
Hawaiian Holdings, Inc.	215	3,806
JetBlue Airways Corp. (a)	1,405	20,429
SkyWest, Inc.	236	9,513
Southwest Airlines Co.	1,041	48,521
United Airlines Holdings, Inc. (a)	1,329	57,479
		341,248
AUTO COMPONENTS — 0.6%
Adient PLC (a)	456	15,855
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	460	$ 3,836
Aptiv PLC	314	40,911
BorgWarner, Inc.	597	23,068
Cooper Tire & Rubber Co.	213	8,627
Cooper-Standard Holdings, Inc. (a)	74	2,566
Dana, Inc.	639	12,473
Dorman Products, Inc. (a)	26	2,257
Fox Factory Holding Corp. (a)	25	2,643
Gentex Corp.	166	5,632
Gentherm, Inc. (a)	52	3,391
Goodyear Tire & Rubber Co.	999	10,899
LCI Industries	30	3,890
Lear Corp.	249	39,599
Patrick Industries, Inc.	50	3,418
Standard Motor Products, Inc.	28	1,133
Visteon Corp. (a)	47	5,900
		186,098
AUTOMOBILES — 1.4%
Ford Motor Co.	18,014	158,343
General Motors Co.	5,766	240,096
Harley-Davidson, Inc.	706	25,910
Thor Industries, Inc. (b)	250	23,248
Winnebago Industries, Inc.	55	3,297
		450,894
BANKS — 9.2%
Ameris Bancorp	52	1,980
Associated Banc-Corp.	384	6,547
Banc of California, Inc.	182	2,677
BancorpSouth Bank	170	4,665
Bank of America Corp.	19,014	576,314
Bank of Hawaii Corp.	35	2,682
Bank OZK	559	17,480
Banner Corp.	33	1,537
Berkshire Hills Bancorp, Inc.	247	4,229
Boston Private Financial Holdings, Inc.	135	1,141
Brookline Bancorp, Inc.	103	1,240
Cadence BanCorp	590	9,688
Cathay General Bancorp	189	6,084
Central Pacific Financial Corp.	55	1,046
CIT Group, Inc.	434	15,581
Citigroup, Inc.	5,198	320,509
Citizens Financial Group, Inc.	1,949	69,696
City Holding Co.	24	1,669
Columbia Banking System, Inc.	110	3,949
Comerica, Inc.	637	35,583
Commerce Bancshares, Inc.	92	6,044
Community Bank System, Inc.	48	2,991
Cullen/Frost Bankers, Inc.	103	8,985
Customers Bancorp, Inc. (a)	182	3,309
CVB Financial Corp.	86	1,677
Dime Community Bancshares, Inc.	89	1,404
Eagle Bancorp, Inc.	35	1,445
East West Bancorp, Inc.	370	18,763

See accompanying notes to financial statements.
33

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	3,263	$ 89,961
First BanCorp	546	5,034
First Commonwealth Financial Corp.	104	1,138
First Financial Bancorp	128	2,244
First Financial Bankshares, Inc.	62	2,243
First Horizon National Corp.	1,392	17,762
First Midwest Bancorp, Inc.	206	3,280
First Republic Bank	127	18,660
FNB Corp.	701	6,659
Fulton Financial Corp.	301	3,829
Glacier Bancorp, Inc.	76	3,497
Great Western Bancorp, Inc.	87	1,818
Hancock Whitney Corp.	402	13,676
Hanmi Financial Corp.	83	941
Heritage Financial Corp.	79	1,848
Home BancShares, Inc.	216	4,208
Hope Bancorp, Inc.	586	6,393
Huntington Bancshares, Inc.	2,588	32,686
Independent Bank Corp.	21	1,534
International Bancshares Corp.	79	2,958
JPMorgan Chase & Co.	3,481	442,331
KeyCorp.	2,472	40,565
M&T Bank Corp.	224	28,515
NBT Bancorp, Inc.	60	1,926
OFG Bancorp	78	1,446
Old National Bancorp	215	3,560
Pacific Premier Bancorp, Inc.	186	5,827
PacWest Bancorp	546	13,868
People's United Financial, Inc.	673	8,702
Pinnacle Financial Partners, Inc.	127	8,179
PNC Financial Services Group, Inc.	754	112,346
Prosperity Bancshares, Inc.	116	8,046
Regions Financial Corp.	4,438	71,541
S&T Bancorp, Inc.	35	869
Seacoast Banking Corp. of Florida (a)	61	1,796
ServisFirst Bancshares, Inc.	35	1,410
Signature Bank	83	11,229
Simmons First National Corp. Class A	180	3,886
Southside Bancshares, Inc.	35	1,086
Sterling Bancorp	508	9,134
SVB Financial Group (a)	81	31,414
Synovus Financial Corp.	371	12,009
TCF Financial Corp.	241	8,922
Texas Capital Bancshares, Inc. (a)	129	7,675
Tompkins Financial Corp.	4	282
Triumph Bancorp, Inc. (a)	49	2,379
Truist Financial Corp.	1,450	69,498
Trustmark Corp.	89	2,431
UMB Financial Corp.	85	5,864
Umpqua Holdings Corp.	478	7,237
United Bankshares, Inc.	221	7,160
United Community Banks, Inc.	115	3,271
US Bancorp	2,439	113,633
Security Description	Shares	Value
Valley National Bancorp	976	$ 9,516
Veritex Holdings, Inc.	104	2,669
Webster Financial Corp.	235	9,905
Wells Fargo & Co.	18,942	571,670
Westamerica Bancorporation	21	1,161
Wintrust Financial Corp.	140	8,553
Zions Bancorp NA	429	18,636
		3,019,431
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	4	3,977
Brown-Forman Corp. Class B	128	10,167
Coca-Cola Co.	1,745	95,696
Coca-Cola Consolidated, Inc.	7	1,864
Constellation Brands, Inc. Class A	135	29,572
Molson Coors Beverage Co. Class B	866	39,134
Monster Beverage Corp. (a)	168	15,537
National Beverage Corp. (b)	54	4,584
PepsiCo, Inc.	626	92,836
		293,367
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	1,208	129,437
Alexion Pharmaceuticals, Inc. (a)	155	24,217
Amgen, Inc.	375	86,220
Arrowhead Pharmaceuticals, Inc. (a)	29	2,225
Biogen, Inc. (a)	107	26,200
Emergent BioSolutions, Inc. (a)	32	2,867
Exelixis, Inc. (a)	220	4,416
Gilead Sciences, Inc.	863	50,278
Incyte Corp. (a)	60	5,219
Ligand Pharmaceuticals, Inc. (a) (b)	46	4,575
Myriad Genetics, Inc. (a)	75	1,483
Regeneron Pharmaceuticals, Inc. (a)	48	23,189
Spectrum Pharmaceuticals, Inc. (a)	23	79
United Therapeutics Corp. (a)	29	4,402
Vertex Pharmaceuticals, Inc. (a)	73	17,253
		382,060
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	110	6,030
AAON, Inc.	19	1,266
Allegion PLC	32	3,724
American Woodmark Corp. (a)	48	4,505
Apogee Enterprises, Inc.	49	1,552
Carrier Global Corp.	880	33,194
Fortune Brands Home & Security, Inc.	143	12,258
Gibraltar Industries, Inc. (a)	35	2,518
Griffon Corp.	108	2,201
Johnson Controls International PLC	1,272	59,262
Lennox International, Inc.	15	4,109
Masco Corp.	186	10,217
Owens Corning	271	20,531

See accompanying notes to financial statements.
34

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PGT Innovations, Inc. (a)	90	$ 1,831
Quanex Building Products Corp.	54	1,197
Resideo Technologies, Inc. (a)	600	12,756
Simpson Manufacturing Co., Inc.	28	2,617
Trane Technologies PLC	193	28,016
Trex Co., Inc. (a)	54	4,521
UFP Industries, Inc.	89	4,944
		217,249
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	125	12,712
Ameriprise Financial, Inc.	212	41,198
Bank of New York Mellon Corp.	1,431	60,732
BlackRock, Inc.	154	111,117
Blucora, Inc. (a)	51	811
Cboe Global Markets, Inc.	54	5,028
Charles Schwab Corp.	1,593	84,493
CME Group, Inc.	162	29,492
Donnelley Financial Solutions, Inc. (a)	130	2,206
Eaton Vance Corp.	107	7,269
Evercore, Inc. Class A	102	11,183
FactSet Research Systems, Inc.	8	2,660
Federated Hermes, Inc.	137	3,958
Franklin Resources, Inc.	1,214	30,338
Goldman Sachs Group, Inc.	861	227,054
Greenhill & Co., Inc.	57	692
Interactive Brokers Group, Inc. Class A	132	8,041
Intercontinental Exchange, Inc.	249	28,707
Invesco, Ltd.	1,751	30,520
Janus Henderson Group PLC	672	21,847
MarketAxess Holdings, Inc.	5	2,853
Moody's Corp.	32	9,288
Morgan Stanley	6,554	449,146
MSCI, Inc.	10	4,465
Nasdaq, Inc.	91	12,079
Northern Trust Corp.	245	22,819
Piper Sandler Cos.	23	2,321
Raymond James Financial, Inc.	198	18,943
S&P Global, Inc.	33	10,848
SEI Investments Co.	89	5,115
State Street Corp. (c)	620	45,124
Stifel Financial Corp.	187	9,436
StoneX Group, Inc. (a)	75	4,343
T Rowe Price Group, Inc.	165	24,979
Virtus Investment Partners, Inc.	10	2,170
Waddell & Reed Financial, Inc. Class A	331	8,431
WisdomTree Investments, Inc.	429	2,295
		1,354,713
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	171	3,418
Air Products & Chemicals, Inc.	103	28,142
Albemarle Corp.	113	16,670
American Vanguard Corp.	27	419
Security Description	Shares	Value
Ashland Global Holdings, Inc.	98	$ 7,762
Avient Corp.	136	5,478
Balchem Corp.	8	922
Cabot Corp.	140	6,283
Celanese Corp.	189	24,559
CF Industries Holdings, Inc.	340	13,161
Chemours Co.	753	18,667
Corteva, Inc.	835	32,331
Dow, Inc.	1,859	103,174
DuPont de Nemours, Inc.	3,380	240,352
Eastman Chemical Co.	350	35,098
Ecolab, Inc.	124	26,829
Ferro Corp. (a)	131	1,916
FMC Corp.	62	7,126
FutureFuel Corp.	109	1,384
GCP Applied Technologies, Inc. (a)	84	1,987
Hawkins, Inc.	22	1,151
HB Fuller Co.	78	4,047
Ingevity Corp. (a)	49	3,711
Innospec, Inc.	23	2,087
International Flavors & Fragrances, Inc. (b)	72	7,836
Koppers Holdings, Inc. (a)	57	1,776
Kraton Corp. (a)	144	4,002
Linde PLC (a)	212	55,864
Livent Corp. (a) (b)	307	5,784
LyondellBasell Industries NV Class A	1,185	108,617
Minerals Technologies, Inc.	73	4,535
Mosaic Co.	1,611	37,069
NewMarket Corp.	6	2,390
Olin Corp.	641	15,743
PPG Industries, Inc.	191	27,546
Quaker Chemical Corp. (b)	5	1,267
Rayonier Advanced Materials, Inc. (a)	218	1,421
RPM International, Inc.	83	7,535
Scotts Miracle-Gro Co.	31	6,173
Sensient Technologies Corp.	54	3,984
Sherwin-Williams Co.	29	21,312
Stepan Co.	29	3,460
Tredegar Corp.	80	1,336
Trinseo SA	183	9,371
Valvoline, Inc.	116	2,684
		916,379
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	179	6,773
Brady Corp. Class A	51	2,694
Brink's Co.	29	2,088
Cintas Corp.	54	19,087
Clean Harbors, Inc. (a)	47	3,577
Copart, Inc. (a)	79	10,053
Deluxe Corp.	89	2,599
Harsco Corp. (a)	357	6,419
Healthcare Services Group, Inc.	33	927

See accompanying notes to financial statements.
35

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Herman Miller, Inc.	83	$ 2,805
HNI Corp.	89	3,067
Interface, Inc.	270	2,835
KAR Auction Services, Inc.	592	11,017
Matthews International Corp. Class A	61	1,793
MSA Safety, Inc.	9	1,344
Pitney Bowes, Inc.	829	5,107
Republic Services, Inc.	223	21,475
Rollins, Inc.	110	4,298
Stericycle, Inc. (a)	76	5,269
Team, Inc. (a)	62	676
Tetra Tech, Inc.	31	3,589
UniFirst Corp.	21	4,445
US Ecology, Inc.	48	1,744
Viad Corp.	25	904
Waste Management, Inc.	292	34,436
		159,021
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	62	916
Applied Optoelectronics, Inc. (a) (b)	134	1,140
Arista Networks, Inc. (a)	32	9,298
Ciena Corp. (a)	133	7,029
Cisco Systems, Inc.	2,901	129,820
Comtech Telecommunications Corp.	33	683
Digi International, Inc. (a)	35	661
F5 Networks, Inc. (a)	47	8,269
Harmonic, Inc. (a)	116	857
Juniper Networks, Inc.	486	10,940
Lumentum Holdings, Inc. (a)	25	2,370
Motorola Solutions, Inc.	60	10,204
NETGEAR, Inc. (a)	35	1,422
NetScout Systems, Inc. (a)	73	2,002
Plantronics, Inc.	156	4,217
ViaSat, Inc. (a) (b)	89	2,906
Viavi Solutions, Inc. (a)	143	2,141
		194,875
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	398	19,813
Aegion Corp. (a)	89	1,690
Arcosa, Inc.	37	2,032
Comfort Systems USA, Inc.	32	1,685
Dycom Industries, Inc. (a)	161	12,159
EMCOR Group, Inc.	85	7,774
Fluor Corp.	619	9,885
Granite Construction, Inc.	215	5,743
Jacobs Engineering Group, Inc.	88	9,589
MasTec, Inc. (a)	274	18,681
Matrix Service Co. (a)	80	882
MYR Group, Inc. (a)	51	3,065
Quanta Services, Inc.	246	17,717
Valmont Industries, Inc.	25	4,373
		115,088
Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	25	$ 2,534
Martin Marietta Materials, Inc.	39	11,075
US Concrete, Inc. (a)	87	3,477
Vulcan Materials Co.	62	9,195
		26,281
CONSUMER FINANCE — 1.8%
American Express Co.	1,021	123,449
Capital One Financial Corp.	2,095	207,091
Discover Financial Services	1,415	128,100
Encore Capital Group, Inc. (a)	155	6,037
Enova International, Inc. (a)	142	3,517
EZCORP, Inc. Class A (a)	274	1,313
FirstCash, Inc.	27	1,891
Green Dot Corp. Class A (a)	78	4,352
LendingTree, Inc. (a) (b)	4	1,095
Navient Corp.	842	8,269
PRA Group, Inc. (a) (b)	76	3,014
Prog Holdings, Inc.	185	9,966
SLM Corp.	484	5,997
Synchrony Financial	2,476	85,942
World Acceptance Corp. (a) (b)	20	2,044
		592,077
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,317	15,501
AptarGroup, Inc.	30	4,107
Avery Dennison Corp.	56	8,686
Ball Corp.	126	11,741
Greif, Inc. Class A	109	5,110
International Paper Co.	988	49,123
Myers Industries, Inc.	51	1,060
O-I Glass, Inc.	720	8,568
Packaging Corp. of America	106	14,618
Sealed Air Corp.	187	8,563
Silgan Holdings, Inc.	166	6,155
Sonoco Products Co.	111	6,577
Westrock Co.	1,180	51,365
		191,174
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	193	5,668
Genuine Parts Co.	223	22,396
LKQ Corp. (a)	486	17,127
Pool Corp.	8	2,980
		48,171
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	62	2,105
American Public Education, Inc. (a)	22	670
Graham Holdings Co. Class B	20	10,668
Grand Canyon Education, Inc. (a)	32	2,979
H&R Block, Inc.	488	7,740
Perdoceo Education Corp. (a)	84	1,061
Regis Corp. (a) (b)	54	496
Service Corp. International	129	6,334
Strategic Education, Inc.	3	286

See accompanying notes to financial statements.
36

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WW International, Inc. (a) (b)	82	$ 2,001
		34,340
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. Class B (a)	3,438	797,169
Jefferies Financial Group, Inc.	975	23,985
		821,154
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	12,615	362,808
ATN International, Inc.	24	1,002
CenturyLink, Inc.	4,520	44,070
Cincinnati Bell, Inc. (a)	80	1,223
Cogent Communications Holdings, Inc.	9	539
Consolidated Communications Holdings, Inc. (a)	326	1,594
Iridium Communications, Inc. (a)	84	3,303
Verizon Communications, Inc.	4,728	277,770
Vonage Holdings Corp. (a)	142	1,828
		694,137
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	48	2,973
Alliant Energy Corp.	179	9,224
American Electric Power Co., Inc.	402	33,474
Duke Energy Corp.	785	71,875
Edison International	408	25,631
Entergy Corp.	215	21,466
Evergy, Inc.	181	10,047
Eversource Energy	239	20,676
Exelon Corp.	1,748	73,801
FirstEnergy Corp.	436	13,346
Hawaiian Electric Industries, Inc.	81	2,867
IDACORP, Inc.	47	4,513
NextEra Energy, Inc.	960	74,064
NRG Energy, Inc.	450	16,897
OGE Energy Corp.	318	10,131
Pinnacle West Capital Corp.	129	10,313
PNM Resources, Inc.	73	3,543
PPL Corp.	1,211	34,150
Southern Co.	1,132	69,539
Xcel Energy, Inc.	355	23,668
		532,198
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	52	6,297
AMETEK, Inc.	113	13,666
AZZ, Inc.	30	1,423
Eaton Corp. PLC	430	51,660
Emerson Electric Co.	653	52,482
Encore Wire Corp.	23	1,393
EnerSys	53	4,402
Generac Holdings, Inc. (a)	25	5,685
Hubbell, Inc.	51	7,996
nVent Electric PLC	245	5,706
Security Description	Shares	Value
Powell Industries, Inc.	32	$ 944
Regal Beloit Corp.	62	7,614
Rockwell Automation, Inc.	53	13,293
Sunrun, Inc. (a)	239	16,582
Vicor Corp. (a)	6	554
		189,697
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	137	17,915
Arrow Electronics, Inc. (a)	343	33,374
Avnet, Inc.	488	17,134
Badger Meter, Inc.	8	752
Bel Fuse, Inc. Class B	32	481
Belden, Inc.	52	2,179
Benchmark Electronics, Inc.	89	2,404
CDW Corp.	106	13,970
Cognex Corp.	34	2,730
Coherent, Inc. (a)	20	3,000
Corning, Inc.	869	31,284
CTS Corp.	48	1,648
Daktronics, Inc.	113	529
ePlus, Inc. (a)	8	704
Fabrinet (a)	26	2,017
FARO Technologies, Inc. (a)	8	565
FLIR Systems, Inc.	62	2,717
II-VI, Inc. (a) (b)	75	5,697
Insight Enterprises, Inc. (a)	157	11,946
IPG Photonics Corp. (a)	27	6,042
Itron, Inc. (a)	29	2,781
Jabil, Inc.	646	27,474
Keysight Technologies, Inc. (a)	73	9,643
Knowles Corp. (a)	137	2,525
Littelfuse, Inc.	22	5,603
Methode Electronics, Inc.	57	2,182
MTS Systems Corp.	43	2,501
National Instruments Corp.	98	4,306
OSI Systems, Inc. (a)	24	2,237
PC Connection, Inc.	51	2,412
Plexus Corp. (a)	33	2,581
Rogers Corp. (a)	8	1,242
Sanmina Corp. (a)	169	5,389
ScanSource, Inc. (a)	108	2,849
SYNNEX Corp.	189	15,392
TE Connectivity, Ltd.	381	46,128
Trimble, Inc. (a)	193	12,887
TTM Technologies, Inc. (a)	410	5,656
Vishay Intertechnology, Inc.	187	3,873
Vontier Corp. (a)	98	3,273
Zebra Technologies Corp. Class A (a)	25	9,608
		327,630
ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	591	5,118
Baker Hughes Co.	3,129	65,240
Bristow Group, Inc. (a)	99	2,606

See accompanying notes to financial statements.
37

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ChampionX Corp. (a)	827	$ 12,653
Core Laboratories NV	208	5,514
Dril-Quip, Inc. (a)	53	1,570
Exterran Corp. (a)	138	610
Halliburton Co.	4,037	76,299
Helix Energy Solutions Group, Inc. (a)	655	2,751
Helmerich & Payne, Inc.	501	11,603
Nabors Industries, Ltd.	26	1,514
Newpark Resources, Inc. (a)	10	19
Nov, Inc.	1,775	24,371
Oceaneering International, Inc. (a)	458	3,641
Oil States International, Inc. (a)	139	698
Patterson-UTI Energy, Inc.	832	4,376
ProPetro Holding Corp. (a)	379	2,801
Schlumberger NV	6,370	139,057
TechnipFMC PLC	1,935	18,189
US Silica Holdings, Inc.	298	2,092
		380,722
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	291	27,019
Cinemark Holdings, Inc. (b)	488	8,496
Electronic Arts, Inc.	189	27,141
Live Nation Entertainment, Inc. (a)	130	9,552
Marcus Corp.	35	472
Netflix, Inc. (a)	65	35,148
Take-Two Interactive Software, Inc. (a)	45	9,351
Walt Disney Co. (a)	1,312	237,708
World Wrestling Entertainment, Inc. Class A (b)	8	384
		355,271
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Acadia Realty Trust REIT	80	1,135
Agree Realty Corp. REIT (b)	23	1,531
Alexander & Baldwin, Inc. REIT (a)	191	3,281
Alexandria Real Estate Equities, Inc. REIT	51	9,089
American Assets Trust, Inc. REIT	33	953
American Campus Communities, Inc. REIT	216	9,238
American Tower Corp. REIT	62	13,917
Apartment Income REIT Corp. (a)	152	5,838
Armada Hoffler Properties, Inc. REIT	77	864
AvalonBay Communities, Inc. REIT	97	15,562
Boston Properties, Inc. REIT	106	10,020
Brixmor Property Group, Inc. REIT	749	12,396
Camden Property Trust REIT	74	7,394
CareTrust REIT, Inc.	73	1,619
Centerspace REIT	21	1,483
Chatham Lodging Trust REIT	109	1,177
CoreCivic, Inc. REIT	501	3,282
CoreSite Realty Corp. REIT	8	1,002
Security Description	Shares	Value
Corporate Office Properties Trust REIT	128	$ 3,338
Cousins Properties, Inc. REIT	103	3,451
Crown Castle International Corp. REIT	154	24,515
CyrusOne, Inc. REIT	37	2,707
DiamondRock Hospitality Co. REIT	919	7,582
Digital Realty Trust, Inc. REIT	102	14,230
Diversified Healthcare Trust REIT	995	4,099
Douglas Emmett, Inc. REIT	114	3,327
Duke Realty Corp. REIT	240	9,593
Easterly Government Properties, Inc. REIT	76	1,721
EastGroup Properties, Inc. REIT	10	1,381
EPR Properties REIT	194	6,305
Equinix, Inc. REIT	18	12,855
Equity Residential REIT	240	14,227
Essential Properties Realty Trust, Inc. REIT	82	1,738
Essex Property Trust, Inc. REIT	45	10,684
Extra Space Storage, Inc. REIT	58	6,720
Federal Realty Investment Trust REIT	34	2,894
First Industrial Realty Trust, Inc. REIT	85	3,581
Four Corners Property Trust, Inc. REIT	58	1,727
Franklin Street Properties Corp. REIT	238	1,040
GEO Group, Inc. REIT (b)	561	4,970
Getty Realty Corp. REIT	29	799
Global Net Lease, Inc. REIT	223	3,822
Healthcare Realty Trust, Inc. REIT	110	3,256
Healthpeak Properties, Inc. REIT	585	17,685
Hersha Hospitality Trust REIT	155	1,223
Highwoods Properties, Inc. REIT	107	4,240
Host Hotels & Resorts, Inc. REIT	1,800	26,334
Independence Realty Trust, Inc. REIT	154	2,068
Industrial Logistics Properties Trust REIT	104	2,422
Iron Mountain, Inc. REIT (b)	453	13,354
iStar, Inc. REIT (b)	130	1,931
JBG SMITH Properties REIT	53	1,657
Kilroy Realty Corp. REIT	77	4,420
Kimco Realty Corp. REIT	679	10,192
Kite Realty Group Trust REIT	262	3,920
Lamar Advertising Co. Class A REIT	103	8,572
Lexington Realty Trust REIT	300	3,186
Life Storage, Inc. REIT	29	3,462
LTC Properties, Inc. REIT	56	2,179
Macerich Co. REIT (b)	530	5,655
Mack-Cali Realty Corp. REIT	129	1,607
Medical Properties Trust, Inc. REIT	352	7,670
Mid-America Apartment Communities, Inc. REIT	84	10,642

See accompanying notes to financial statements.
38

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
National Retail Properties, Inc. REIT	186	$ 7,611
National Storage Affiliates Trust REIT	59	2,126
NexPoint Residential Trust, Inc. REIT	35	1,481
Office Properties Income Trust REIT	85	1,931
Omega Healthcare Investors, Inc. REIT	346	12,567
Park Hotels & Resorts, Inc. REIT	1,102	18,899
Pebblebrook Hotel Trust REIT	598	11,242
PotlatchDeltic Corp. REIT	77	3,852
Prologis, Inc. REIT	298	29,699
PS Business Parks, Inc. REIT	25	3,322
Public Storage REIT	109	25,171
Rayonier, Inc. REIT	113	3,320
Realty Income Corp. REIT	247	15,356
Regency Centers Corp. REIT	191	8,708
Retail Opportunity Investments Corp. REIT	190	2,544
RPT Realty REIT	334	2,889
Sabra Health Care REIT, Inc.	368	6,392
Saul Centers, Inc. REIT	26	824
SBA Communications Corp. REIT	19	5,360
Service Properties Trust REIT	756	8,686
Simon Property Group, Inc. REIT	812	69,247
SL Green Realty Corp. REIT	141	8,401
Spirit Realty Capital, Inc. REIT	181	7,271
Summit Hotel Properties, Inc. REIT	486	4,379
Tanger Factory Outlet Centers, Inc. REIT (b)	429	4,273
UDR, Inc. REIT	134	5,150
Uniti Group, Inc. REIT	266	3,120
Universal Health Realty Income Trust REIT	8	514
Urban Edge Properties REIT	135	1,747
Urstadt Biddle Properties, Inc. Class A REIT	75	1,060
Ventas, Inc. REIT	937	45,951
Vornado Realty Trust REIT	400	14,936
Washington Prime Group, Inc. REIT (b)	7	46
Washington Real Estate Investment Trust	73	1,579
Weingarten Realty Investors REIT	301	6,523
Welltower, Inc. REIT	435	28,110
Weyerhaeuser Co. REIT	1,165	39,062
Whitestone REIT	193	1,538
Xenia Hotels & Resorts, Inc. REIT	501	7,615
		805,264
FOOD & STAPLES RETAILING — 2.9%
Andersons, Inc.	110	2,696
BJ's Wholesale Club Holdings, Inc. (a)	225	8,388
Casey's General Stores, Inc.	37	6,609
Security Description	Shares	Value
Chefs' Warehouse, Inc. (a)	141	$ 3,622
Costco Wholesale Corp.	284	107,006
Kroger Co.	3,568	113,320
PriceSmart, Inc.	35	3,188
SpartanNash Co.	212	3,691
Sprouts Farmers Market, Inc. (a)	180	3,618
Sysco Corp.	804	59,705
United Natural Foods, Inc. (a)	246	3,929
Walmart, Inc.	3,463	499,191
Walgreens Boots Alliance, Inc.	3,299	131,564
		946,527
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	1,397	70,423
B&G Foods, Inc. (b)	161	4,465
Calavo Growers, Inc.	6	417
Cal-Maine Foods, Inc. (a)	61	2,290
Campbell Soup Co.	314	15,182
Conagra Brands, Inc.	399	14,468
Darling Ingredients, Inc. (a)	245	14,132
Flowers Foods, Inc.	210	4,752
Fresh Del Monte Produce, Inc.	138	3,322
General Mills, Inc.	489	28,753
Hain Celestial Group, Inc. (a)	84	3,373
Hershey Co.	100	15,233
Hormel Foods Corp.	299	13,936
Ingredion, Inc.	115	9,047
J&J Snack Foods Corp.	8	1,243
J.M. Smucker Co.	127	14,681
John B Sanfilippo & Son, Inc.	19	1,498
Kellogg Co.	289	17,984
Kraft Heinz Co.	2,968	102,871
Lamb Weston Holdings, Inc.	49	3,858
Lancaster Colony Corp.	11	2,021
McCormick & Co., Inc.	92	8,795
Mondelez International, Inc. Class A	937	54,786
Pilgrim's Pride Corp. (a)	242	4,746
Post Holdings, Inc. (a)	76	7,677
Sanderson Farms, Inc.	21	2,776
Seneca Foods Corp. Class A (a)	28	1,117
Tootsie Roll Industries, Inc. (b)	45	1,337
TreeHouse Foods, Inc. (a)	101	4,291
Tyson Foods, Inc. Class A	735	47,363
		476,837
GAS UTILITIES — 0.1%
Atmos Energy Corp.	87	8,302
National Fuel Gas Co.	116	4,771
New Jersey Resources Corp.	79	2,809
Northwest Natural Holding Co.	33	1,518
ONE Gas, Inc.	51	3,915
South Jersey Industries, Inc.	111	2,392
Southwest Gas Holdings, Inc.	77	4,678
Spire, Inc.	60	3,842
UGI Corp.	373	13,040
		45,267

See accompanying notes to financial statements.
39

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	639	$ 69,964
ABIOMED, Inc. (a)	19	6,160
Align Technology, Inc. (a)	29	15,497
Avanos Medical, Inc. (a)	45	2,065
Baxter International, Inc.	185	14,844
Becton Dickinson and Co.	110	27,524
Boston Scientific Corp. (a)	644	23,152
Cantel Medical Corp.	21	1,656
CONMED Corp.	21	2,352
Cooper Cos., Inc.	10	3,633
CryoLife, Inc. (a)	8	189
Danaher Corp.	225	49,982
DENTSPLY SIRONA, Inc.	166	8,692
Edwards Lifesciences Corp. (a)	237	21,622
Globus Medical, Inc. Class A (a)	46	3,000
Haemonetics Corp. (a)	26	3,088
Hill-Rom Holdings, Inc.	31	3,037
Hologic, Inc. (a)	130	9,468
ICU Medical, Inc. (a)	7	1,501
IDEXX Laboratories, Inc. (a)	25	12,497
Integer Holdings Corp. (a)	34	2,760
Integra LifeSciences Holdings Corp. (a)	33	2,142
Intuitive Surgical, Inc. (a)	43	35,178
Invacare Corp.	143	1,280
LivaNova PLC (a)	25	1,655
Masimo Corp. (a)	20	5,368
Medtronic PLC	866	101,443
Meridian Bioscience, Inc. (a)	73	1,364
Merit Medical Systems, Inc. (a)	27	1,499
Natus Medical, Inc. (a)	35	701
Neogen Corp. (a)	21	1,665
NuVasive, Inc. (a)	34	1,915
Penumbra, Inc. (a)	8	1,400
ResMed, Inc.	24	5,101
STERIS PLC	28	5,307
Stryker Corp.	121	29,650
Surmodics, Inc. (a)	5	218
Teleflex, Inc.	10	4,116
Varex Imaging Corp. (a)	32	534
Varian Medical Systems, Inc. (a)	47	8,225
West Pharmaceutical Services, Inc.	9	2,550
Zimmer Biomet Holdings, Inc.	154	23,730
		517,724
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	236	11,861
Addus HomeCare Corp. (a)	3	351
Amedisys, Inc. (a)	8	2,347
AmerisourceBergen Corp.	672	65,695
AMN Healthcare Services, Inc. (a)	27	1,843
Anthem, Inc.	388	124,583
Cardinal Health, Inc.	1,341	71,824
Centene Corp. (a)	626	37,579
Security Description	Shares	Value
Chemed Corp.	4	$ 2,130
Cigna Corp.	410	85,354
Community Health Systems, Inc. (a)	614	4,562
CorVel Corp. (a)	8	848
Covetrus, Inc. (a)	452	12,990
Cross Country Healthcare, Inc. (a)	196	1,739
CVS Health Corp.	3,285	224,365
DaVita, Inc. (a)	138	16,201
Encompass Health Corp.	61	5,044
Ensign Group, Inc.	29	2,115
HCA Healthcare, Inc.	465	76,474
HealthEquity, Inc. (a)	27	1,882
Henry Schein, Inc. (a)	212	14,174
Humana, Inc.	108	44,309
Laboratory Corp. of America Holdings (a)	111	22,594
LHC Group, Inc. (a)	17	3,626
Magellan Health, Inc. (a)	107	8,864
McKesson Corp.	734	127,657
MEDNAX, Inc. (a)	379	9,301
Molina Healthcare, Inc. (a)	70	14,888
Owens & Minor, Inc.	326	8,818
Patterson Cos., Inc.	435	12,889
Providence Service Corp. (a)	25	3,466
Quest Diagnostics, Inc.	142	16,922
RadNet, Inc. (a)	130	2,544
Select Medical Holdings Corp. (a)	270	7,468
Tenet Healthcare Corp. (a)	464	18,528
The Pennant Group, Inc. (a)	19	1,103
Tivity Health, Inc. (a)	161	3,154
UnitedHealth Group, Inc.	687	240,917
Universal Health Services, Inc. Class B	125	17,188
		1,328,197
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	217	3,133
Cerner Corp.	114	8,947
Computer Programs & Systems, Inc.	8	215
HMS Holdings Corp. (a)	58	2,131
NextGen Healthcare, Inc. (a)	48	876
Omnicell, Inc. (a)	21	2,520
		17,822
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc.	104	4,003
Bloomin' Brands, Inc.	401	7,787
Boyd Gaming Corp.	371	15,923
Brinker International, Inc.	225	12,728
Caesars Entertainment, Inc. (a)	516	38,323
Carnival Corp.	3,394	73,514
Cheesecake Factory, Inc.	189	7,004
Chipotle Mexican Grill, Inc. (a)	10	13,867
Choice Hotels International, Inc.	26	2,775

See accompanying notes to financial statements.
40

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Churchill Downs, Inc.	10	$ 1,948
Cracker Barrel Old Country Store, Inc.	45	5,936
Darden Restaurants, Inc.	213	25,373
Dave & Buster's Entertainment, Inc. (b)	218	6,544
Dine Brands Global, Inc. (b)	78	4,524
Domino's Pizza, Inc.	6	2,301
El Pollo Loco Holdings, Inc. (a)	88	1,593
Fiesta Restaurant Group, Inc. (a)	138	1,573
Hilton Worldwide Holdings, Inc.	105	11,682
Jack in the Box, Inc.	37	3,434
Las Vegas Sands Corp.	1,504	89,638
Marriott International, Inc. Class A	219	28,890
Marriott Vacations Worldwide Corp.	76	10,429
McDonald's Corp.	277	59,439
MGM Resorts International	1,868	58,861
Monarch Casino & Resort, Inc. (a)	21	1,286
Norwegian Cruise Line Holdings, Ltd. (a)	1,434	36,467
Papa John's International, Inc.	29	2,461
Penn National Gaming, Inc. (a)	673	58,127
Red Robin Gourmet Burgers, Inc. (a)	57	1,096
Royal Caribbean Cruises, Ltd.	849	63,412
Ruth's Hospitality Group, Inc.	198	3,511
Scientific Games Corp. Class A (a)	245	10,165
Shake Shack, Inc. Class A (a)	23	1,950
Six Flags Entertainment Corp.	357	12,174
Starbucks Corp.	537	57,448
Texas Roadhouse, Inc.	73	5,706
Wendy's Co.	167	3,661
Wyndham Destinations, Inc.	412	18,482
Wyndham Hotels & Resorts, Inc.	48	2,853
Wynn Resorts, Ltd.	168	18,955
Yum! Brands, Inc.	136	14,764
		800,607
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	8	1,404
Century Communities, Inc. (a)	132	5,779
D.R. Horton, Inc.	531	36,597
Ethan Allen Interiors, Inc.	57	1,152
Garmin, Ltd.	114	13,641
Helen of Troy, Ltd. (a)	18	3,999
Installed Building Products, Inc. (a)	32	3,262
iRobot Corp. (a) (b)	21	1,686
KB Home	213	7,140
La-Z-Boy, Inc.	81	3,227
Leggett & Platt, Inc.	210	9,303
Lennar Corp. Class A	433	33,008
LGI Homes, Inc. (a)	38	4,022
M/I Homes, Inc. (a)	132	5,846
MDC Holdings, Inc.	242	11,761
Meritage Homes Corp. (a)	179	14,825
Mohawk Industries, Inc. (a)	272	38,338
Newell Brands, Inc.	1,719	36,494
Security Description	Shares	Value
NVR, Inc. (a)	3	$ 12,240
PulteGroup, Inc.	680	29,322
Taylor Morrison Home Corp. (a)	612	15,698
Tempur Sealy International, Inc. (a)	212	5,724
Toll Brothers, Inc.	519	22,561
TopBuild Corp. (a)	34	6,259
TRI Pointe Group, Inc. (a)	642	11,074
Tupperware Brands Corp. (a)	216	6,996
Universal Electronics, Inc. (a)	25	1,311
Whirlpool Corp.	287	51,801
		394,470
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	57	2,071
Church & Dwight Co., Inc.	87	7,589
Clorox Co.	50	10,096
Colgate-Palmolive Co.	323	27,620
Energizer Holdings, Inc.	35	1,476
Kimberly-Clark Corp.	220	29,662
Procter & Gamble Co.	922	128,287
WD-40 Co.	4	1,063
		207,864
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,027	24,135
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	397	69,392
Carlisle Cos., Inc.	35	5,466
General Electric Co.	13,720	148,176
Honeywell International, Inc.	452	96,140
Roper Technologies, Inc.	35	15,088
		334,262
INSURANCE — 4.3%
Aflac, Inc.	1,652	73,464
Alleghany Corp.	23	13,885
Allstate Corp.	534	58,703
Ambac Financial Group, Inc. (a)	125	1,922
American Equity Investment Life Holding Co.	380	10,511
American Financial Group, Inc.	188	16,472
American International Group, Inc.	3,950	149,547
AMERISAFE, Inc.	25	1,436
Aon PLC Class A	83	17,535
Arthur J Gallagher & Co.	124	15,340
Assurant, Inc.	89	12,124
Brighthouse Financial, Inc. (a)	432	15,640
Brown & Brown, Inc.	107	5,073
Chubb, Ltd.	707	108,821
Cincinnati Financial Corp.	240	20,969
CNO Financial Group, Inc.	623	13,849
eHealth, Inc. (a)	8	565
Employers Holdings, Inc.	48	1,545
Everest Re Group, Ltd.	75	17,557
First American Financial Corp.	190	9,810

See accompanying notes to financial statements.
41

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Genworth Financial, Inc. Class A (a)	2,101	$ 7,942
Globe Life, Inc.	156	14,814
Hanover Insurance Group, Inc.	62	7,249
Hartford Financial Services Group, Inc.	908	44,474
HCI Group, Inc.	19	994
Horace Mann Educators Corp.	85	3,573
James River Group Holdings, Ltd.	79	3,883
Kemper Corp.	53	4,072
Lincoln National Corp.	828	41,657
Loews Corp.	1,087	48,937
Marsh & McLennan Cos., Inc.	247	28,899
Mercury General Corp.	113	5,900
MetLife, Inc.	3,500	164,325
Old Republic International Corp.	720	14,191
Primerica, Inc.	35	4,687
Principal Financial Group, Inc.	1,157	57,399
ProAssurance Corp.	109	1,939
Progressive Corp.	627	61,998
Prudential Financial, Inc.	1,829	142,790
Reinsurance Group of America, Inc.	313	36,277
RenaissanceRe Holdings, Ltd.	76	12,602
RLI Corp.	19	1,979
Safety Insurance Group, Inc.	22	1,714
Selective Insurance Group, Inc.	75	5,023
Stewart Information Services Corp.	109	5,271
Third Point Reinsurance, Ltd. (a)	371	3,532
Travelers Cos., Inc.	449	63,026
United Fire Group, Inc.	56	1,406
Universal Insurance Holdings, Inc.	53	801
Unum Group	944	21,655
Willis Towers Watson PLC	81	17,065
WR Berkley Corp.	235	15,609
		1,410,451
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	146	255,885
Alphabet, Inc. Class C (a)	142	248,767
Facebook, Inc. Class A (a)	1,083	295,832
QuinStreet, Inc. (a)	83	1,780
TripAdvisor, Inc. (a)	159	4,576
Twitter, Inc. (a)	506	27,400
Yelp, Inc. (a)	127	4,149
		838,389
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Amazon.com, Inc. (a)	153	498,310
Booking Holdings, Inc. (a)	30	66,818
eBay, Inc.	538	27,034
Etsy, Inc. (a)	48	8,540
Expedia Group, Inc.	246	32,570
GrubHub, Inc. (a)	44	3,268
Liquidity Services, Inc. (a)	25	398
PetMed Express, Inc. (b)	8	256
Shutterstock, Inc.	35	2,510
Security Description	Shares	Value
Stamps.com, Inc. (a)	9	$ 1,766
		641,470
IT SERVICES — 2.5%
Accenture PLC Class A	308	80,453
Akamai Technologies, Inc. (a)	75	7,874
Alliance Data Systems Corp.	226	16,747
Automatic Data Processing, Inc.	162	28,544
BM Technologies, Inc. (a)	28	350
Broadridge Financial Solutions, Inc.	48	7,354
CACI International, Inc. Class A (a)	27	6,732
Cardtronics PLC Class A (a)	73	2,577
Cognizant Technology Solutions Corp. Class A	429	35,157
Concentrix Corp. (a)	189	18,654
CSG Systems International, Inc.	28	1,262
DXC Technology Co.	1,180	30,385
EVERTEC, Inc.	33	1,298
ExlService Holdings, Inc. (a)	26	2,213
Fidelity National Information Services, Inc.	165	23,341
Fiserv, Inc. (a)	215	24,480
FleetCor Technologies, Inc. (a)	36	9,822
Gartner, Inc. (a)	31	4,966
Global Payments, Inc.	47	10,125
International Business Machines Corp.	1,400	176,232
Jack Henry & Associates, Inc.	19	3,078
KBR, Inc.	222	6,866
Leidos Holdings, Inc.	101	10,617
LiveRamp Holdings, Inc. (a)	55	4,025
ManTech International Corp. Class A	29	2,579
Mastercard, Inc. Class A	134	47,830
MAXIMUS, Inc.	50	3,659
NIC, Inc.	35	904
Paychex, Inc.	210	19,568
PayPal Holdings, Inc. (a)	425	99,535
Perficient, Inc. (a)	33	1,572
Perspecta, Inc.	347	8,356
Sabre Corp.	1,525	18,330
Science Applications International Corp.	70	6,625
Sykes Enterprises, Inc. (a)	83	3,127
TTEC Holdings, Inc.	60	4,376
Unisys Corp. (a)	139	2,735
VeriSign, Inc. (a)	32	6,925
Virtusa Corp. (a)	21	1,074
Visa, Inc. Class A	357	78,087
Western Union Co.	432	9,478
WEX, Inc. (a)	31	6,309
		834,221
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	116	8,844
Callaway Golf Co.	151	3,626
Hasbro, Inc.	86	8,044

See accompanying notes to financial statements.
42

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Mattel, Inc. (a) (b)	350	$ 6,107
Polaris, Inc.	141	13,434
Sturm Ruger & Co., Inc.	8	521
Vista Outdoor, Inc. (a)	243	5,774
		46,350
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	112	13,271
Bio-Rad Laboratories, Inc. Class A (a)	24	13,991
Bio-Techne Corp.	6	1,905
Charles River Laboratories International, Inc. (a)	32	7,995
Illumina, Inc. (a)	55	20,350
IQVIA Holdings, Inc. (a)	122	21,859
Luminex Corp.	47	1,087
Medpace Holdings, Inc. (a)	18	2,506
Mettler-Toledo International, Inc. (a)	8	9,117
PerkinElmer, Inc.	33	4,735
PRA Health Sciences, Inc. (a)	31	3,889
Repligen Corp. (a)	9	1,725
Syneos Health, Inc. (a)	107	7,290
Thermo Fisher Scientific, Inc.	109	50,770
Waters Corp. (a)	24	5,938
		166,428
MACHINERY — 2.1%
AGCO Corp.	164	16,907
Alamo Group, Inc.	8	1,104
Albany International Corp. Class A	21	1,542
Astec Industries, Inc.	22	1,273
Barnes Group, Inc.	35	1,774
Caterpillar, Inc.	584	106,300
Chart Industries, Inc. (a)	59	6,950
CIRCOR International, Inc. (a)	90	3,460
Colfax Corp. (a)	244	9,331
Crane Co.	61	4,737
Cummins, Inc.	233	52,914
Deere & Co.	214	57,577
Donaldson Co., Inc.	81	4,526
Dover Corp.	101	12,751
Enerpac Tool Group Corp.	54	1,221
EnPro Industries, Inc.	61	4,607
ESCO Technologies, Inc.	21	2,168
Federal Signal Corp.	53	1,758
Flowserve Corp.	209	7,702
Fortive Corp.	241	17,068
Franklin Electric Co., Inc.	35	2,422
Graco, Inc.	58	4,196
Greenbrier Cos., Inc.	131	4,766
Hillenbrand, Inc.	115	4,577
IDEX Corp.	30	5,976
Illinois Tool Works, Inc.	189	38,533
Ingersoll Rand, Inc. (a)	132	6,014
ITT, Inc.	79	6,085
John Bean Technologies Corp.	8	911
Kennametal, Inc.	151	5,472
Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	49	$ 5,696
Lindsay Corp.	6	771
Lydall, Inc. (a)	53	1,592
Meritor, Inc. (a)	344	9,601
Mueller Industries, Inc.	105	3,686
Nordson Corp.	26	5,225
Oshkosh Corp.	107	9,209
Otis Worldwide Corp.	435	29,384
PACCAR, Inc.	541	46,677
Parker-Hannifin Corp.	137	37,320
Pentair PLC	185	9,822
Proto Labs, Inc. (a)	8	1,227
Snap-on, Inc.	84	14,376
SPX Corp. (a)	53	2,891
SPX FLOW, Inc. (a)	87	5,042
Standex International Corp.	6	465
Stanley Black & Decker, Inc.	177	31,605
Tennant Co.	8	561
Terex Corp.	300	10,467
Timken Co.	167	12,919
Titan International, Inc.	396	1,925
Toro Co.	52	4,932
Trinity Industries, Inc. (b)	401	10,582
Wabash National Corp.	275	4,738
Watts Water Technologies, Inc. Class A	25	3,042
Westinghouse Air Brake Technologies Corp.	143	10,468
Woodward, Inc.	53	6,441
Xylem, Inc.	89	9,059
		684,345
MARINE — 0.0% (d)
Kirby Corp. (a)	86	4,458
Matson, Inc.	89	5,070
SEACOR Holdings, Inc. (a)	56	2,321
		11,849
MEDIA — 2.1%
AMC Networks, Inc. Class A (a) (b)	126	4,507
Cable One, Inc.	1	2,228
Charter Communications, Inc. Class A (a)	157	103,863
Comcast Corp. Class A	5,204	272,690
Discovery, Inc. Class A (a)	399	12,006
Discovery, Inc. Class C (a)	761	19,930
DISH Network Corp. Class A (a)	1,126	36,415
EW Scripps Co. Class A	286	4,373
Fox Corp. Class A	1,568	45,660
Fox Corp. Class B (a)	749	21,631
Gannett Co., Inc. (a)	619	2,080
Interpublic Group of Cos., Inc.	707	16,629
John Wiley & Sons, Inc. Class A	70	3,196
Meredith Corp.	186	3,571
New York Times Co. Class A	74	3,831
News Corp. Class A	976	17,539
News Corp. Class B	292	5,189

See accompanying notes to financial statements.
43

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Omnicom Group, Inc.	319	$ 19,896
Scholastic Corp.	59	1,475
TEGNA, Inc.	464	6,473
ViacomCBS, Inc. Class B	2,581	96,168
		699,350
METALS & MINING — 0.8%
Allegheny Technologies, Inc. (a)	584	9,794
Arconic Corp. (a)	130	3,874
Carpenter Technology Corp.	218	6,348
Century Aluminum Co. (a)	180	1,986
Cleveland-Cliffs, Inc. (b)	995	14,487
Commercial Metals Co.	297	6,100
Compass Minerals International, Inc.	49	3,024
Freeport-McMoRan, Inc.	3,639	94,687
Haynes International, Inc.	24	572
Kaiser Aluminum Corp.	22	2,176
Materion Corp.	25	1,593
Newmont Corp.	402	24,076
Nucor Corp.	758	40,318
Olympic Steel, Inc.	49	653
Reliance Steel & Aluminum Co.	112	13,412
Royal Gold, Inc.	30	3,191
Steel Dynamics, Inc.	490	18,066
SunCoke Energy, Inc.	464	2,019
TimkenSteel Corp. (a)	115	537
United States Steel Corp.	1,017	17,055
Warrior Met Coal, Inc.	238	5,074
Worthington Industries, Inc.	168	8,625
		277,667
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	616	6,881
ARMOUR Residential REIT, Inc.	249	2,687
Capstead Mortgage Corp. REIT	379	2,202
Granite Point Mortgage Trust, Inc. REIT	326	3,257
Invesco Mortgage Capital, Inc. REIT (b)	785	2,653
KKR Real Estate Finance Trust, Inc. REIT	107	1,917
New York Mortgage Trust, Inc. REIT	1,742	6,428
PennyMac Mortgage Investment Trust REIT	235	4,134
Ready Capital Corp. REIT	178	2,216
Redwood Trust, Inc. REIT	518	4,548
		36,923
MULTI-UTILITIES — 0.8%
Ameren Corp.	196	15,300
Avista Corp.	78	3,131
Black Hills Corp.	73	4,486
CenterPoint Energy, Inc.	1,370	29,647
CMS Energy Corp.	210	12,812
Security Description	Shares	Value
Consolidated Edison, Inc.	356	$ 25,728
Dominion Energy, Inc.	563	42,338
DTE Energy Co.	220	26,710
MDU Resources Group, Inc.	276	7,270
NiSource, Inc.	346	7,937
NorthWestern Corp.	50	2,915
Public Service Enterprise Group, Inc.	797	46,465
Sempra Energy	239	30,451
WEC Energy Group, Inc.	234	21,535
		276,725
MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	159	6,826
Dollar General Corp.	113	23,764
Dollar Tree, Inc. (a)	261	28,198
Kohl's Corp.	723	29,419
Macy's, Inc. (b)	1,367	15,379
Nordstrom, Inc. (b)	484	15,105
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	35	2,862
Target Corp.	783	138,223
		259,776
OIL, GAS & CONSUMABLE FUELS — 6.7%
Antero Midstream Corp. (b)	1,369	10,555
Apache Corp.	1,727	24,506
Bonanza Creek Energy, Inc. (a)	82	1,585
Cabot Oil & Gas Corp.	328	5,340
Callon Petroleum Co. (a) (b)	127	1,671
Chevron Corp.	3,407	287,721
Cimarex Energy Co.	464	17,405
CNX Resources Corp. (a)	1,021	11,027
Concho Resources, Inc.	235	13,712
ConocoPhillips	2,695	107,773
CONSOL Energy, Inc. (a)	115	829
Devon Energy Corp.	1,779	28,126
Diamondback Energy, Inc.	746	36,106
Dorian LPG, Ltd. (a)	205	2,499
EOG Resources, Inc.	1,457	72,661
EQT Corp.	1,256	15,964
Equitrans Midstream Corp.	1,876	15,083
Exxon Mobil Corp.	19,375	798,638
Green Plains, Inc. (a)	163	2,147
Gulfport Energy Corp. (a)	50	2
Hess Corp.	406	21,433
HollyFrontier Corp.	698	18,043
Kinder Morgan, Inc.	3,500	47,845
Laredo Petroleum, Inc. (a) (b)	31	611
Marathon Oil Corp.	3,682	24,559
Marathon Petroleum Corp.	2,987	123,542
Matador Resources Co. (a)	569	6,862
Murphy Oil Corp. (b)	692	8,373
Occidental Petroleum Corp.	3,822	66,159
ONEOK, Inc.	1,105	42,410
Par Pacific Holdings, Inc. (a)	185	2,586
PBF Energy, Inc. Class A	507	3,600

See accompanying notes to financial statements.
44

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc. (a)	451	$ 9,259
Penn Virginia Corp. (a) (b)	58	589
Phillips 66	2,015	140,929
Pioneer Natural Resources Co.	264	30,067
QEP Resources, Inc.	1,106	2,643
Range Resources Corp.	1,138	7,625
Renewable Energy Group, Inc. (a)	165	11,685
REX American Resources Corp. (a)	8	588
SM Energy Co.	434	2,656
Southwestern Energy Co. (a)	2,930	8,731
Valero Energy Corp.	1,864	105,446
Williams Cos., Inc.	2,151	43,128
World Fuel Services Corp.	289	9,005
WPX Energy, Inc. (a)	1,912	15,583
		2,207,307
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	62	2,340
Domtar Corp.	267	8,451
Glatfelter Corp.	155	2,539
Louisiana-Pacific Corp.	166	6,170
Mercer International, Inc.	190	1,948
Neenah, Inc.	22	1,217
Schweitzer-Mauduit International, Inc.	57	2,292
		24,957
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	1,264	8,873
Edgewell Personal Care Co.	83	2,870
Estee Lauder Cos., Inc. Class A	103	27,418
Inter Parfums, Inc.	23	1,391
Medifast, Inc.	4	786
Nu Skin Enterprises, Inc. Class A	137	7,484
USANA Health Sciences, Inc. (a)	23	1,773
		50,595
PHARMACEUTICALS — 2.0%
Bristol-Myers Squibb Co.	856	53,098
Catalent, Inc. (a)	74	7,701
Corcept Therapeutics, Inc. (a)	107	2,799
Eli Lilly & Co.	297	50,145
Endo International PLC (a)	1,174	8,429
Innoviva, Inc. (a)	116	1,437
Johnson & Johnson	1,189	187,125
Lannett Co., Inc. (a) (b)	143	932
Merck & Co., Inc.	1,156	94,561
Nektar Therapeutics (a)	89	1,513
Perrigo Co. PLC	142	6,350
Pfizer, Inc.	4,493	165,387
Prestige Consumer Healthcare, Inc. (a)	80	2,790
Supernus Pharmaceuticals, Inc. (a)	56	1,409
Viatris, Inc. (a)	2,997	56,164
Zoetis, Inc.	75	12,413
		652,253
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	91	$ 7,601
CoreLogic, Inc.	81	6,263
Equifax, Inc.	47	9,063
Exponent, Inc.	21	1,891
Forrester Research, Inc. (a)	8	335
FTI Consulting, Inc. (a)	25	2,793
Heidrick & Struggles International, Inc.	28	823
IHS Markit, Ltd.	135	12,127
Insperity, Inc.	59	4,804
Kelly Services, Inc. Class A	132	2,715
Korn Ferry	99	4,307
ManpowerGroup, Inc.	268	24,168
Nielsen Holdings PLC	891	18,595
Resources Connection, Inc.	51	641
Robert Half International, Inc.	186	11,621
TrueBlue, Inc. (a)	181	3,383
Verisk Analytics, Inc.	25	5,190
		116,320
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	530	33,241
Jones Lang LaSalle, Inc.	89	13,205
Marcus & Millichap, Inc. (a)	51	1,899
RE/MAX Holdings, Inc. Class A	46	1,671
Realogy Holdings Corp. (a) (b)	506	6,639
		56,655
ROAD & RAIL — 0.9%
ArcBest Corp.	105	4,480
Avis Budget Group, Inc. (a)	225	8,393
CSX Corp.	534	48,460
Heartland Express, Inc.	81	1,466
JB Hunt Transport Services, Inc.	86	11,752
Kansas City Southern	48	9,798
Knight-Swift Transportation Holdings, Inc.	218	9,117
Landstar System, Inc.	22	2,963
Marten Transport, Ltd.	127	2,188
Norfolk Southern Corp.	208	49,423
Old Dominion Freight Line, Inc.	33	6,441
Ryder System, Inc.	258	15,934
Saia, Inc. (a)	26	4,701
Union Pacific Corp.	492	102,444
Werner Enterprises, Inc.	112	4,393
		281,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	32	3,103
Advanced Micro Devices, Inc. (a)	180	16,508
Analog Devices, Inc.	166	24,523
Applied Materials, Inc.	596	51,435
Broadcom, Inc.	295	129,166
Brooks Automation, Inc.	49	3,325

See accompanying notes to financial statements.
45

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CEVA, Inc. (a)	24	$ 1,092
Cirrus Logic, Inc. (a)	46	3,781
CMC Materials, Inc.	8	1,210
Cohu, Inc.	49	1,871
Cree, Inc. (a)	68	7,201
Diodes, Inc. (a)	57	4,018
DSP Group, Inc. (a)	61	1,012
First Solar, Inc. (a)	142	14,047
FormFactor, Inc. (a)	43	1,850
Ichor Holdings, Ltd. (a)	58	1,748
Intel Corp.	3,313	165,054
KLA Corp.	57	14,758
Kulicke & Soffa Industries, Inc.	29	922
Lam Research Corp.	65	30,698
Maxim Integrated Products, Inc.	180	15,957
MaxLinear, Inc. (a)	55	2,100
Microchip Technology, Inc.	161	22,236
Micron Technology, Inc. (a)	1,964	147,654
MKS Instruments, Inc.	34	5,115
Monolithic Power Systems, Inc.	6	2,197
NVIDIA Corp.	91	47,520
Onto Innovation, Inc. (a)	17	808
Photronics, Inc. (a)	142	1,585
Power Integrations, Inc.	22	1,801
Qorvo, Inc. (a)	83	13,800
QUALCOMM, Inc.	815	124,157
Rambus, Inc. (a)	116	2,025
Semtech Corp. (a)	31	2,235
Silicon Laboratories, Inc. (a)	18	2,292
Skyworks Solutions, Inc.	109	16,664
SMART Global Holdings, Inc. (a)	77	2,898
SolarEdge Technologies, Inc. (a)	22	7,021
Synaptics, Inc. (a)	24	2,314
Teradyne, Inc.	61	7,313
Texas Instruments, Inc.	411	67,457
Ultra Clean Holdings, Inc. (a)	61	1,900
Universal Display Corp.	6	1,379
Veeco Instruments, Inc. (a)	36	625
Xilinx, Inc.	100	14,177
		990,552
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	83	3,190
Adobe, Inc. (a)	131	65,516
Agilysys, Inc. (a)	29	1,113
ANSYS, Inc. (a)	31	11,278
Autodesk, Inc. (a)	32	9,771
Blackbaud, Inc.	22	1,266
Bottomline Technologies DE, Inc. (a)	21	1,108
Cadence Design Systems, Inc. (a)	104	14,189
CDK Global, Inc.	98	5,079
Ceridian HCM Holding, Inc. (a)	54	5,754
Citrix Systems, Inc.	30	3,903
CommVault Systems, Inc. (a)	25	1,384
Ebix, Inc. (b)	104	3,949
Fair Isaac Corp. (a)	5	2,555
Security Description	Shares	Value
Fortinet, Inc. (a)	57	$ 8,466
InterDigital, Inc.	33	2,002
Intuit, Inc.	36	13,675
J2 Global, Inc. (a)	28	2,735
LivePerson, Inc. (a) (b)	22	1,369
Manhattan Associates, Inc. (a)	31	3,261
Microsoft Corp.	1,591	353,870
MicroStrategy, Inc. Class A (a)	7	2,720
NortonLifeLock, Inc.	896	18,619
OneSpan, Inc. (a)	17	352
Oracle Corp.	2,036	131,709
Paycom Software, Inc. (a)	10	4,523
Progress Software Corp.	21	949
PTC, Inc. (a)	35	4,186
Qualys, Inc. (a)	23	2,803
salesforce.com, Inc. (a)	247	54,965
ServiceNow, Inc. (a)	28	15,412
SPS Commerce, Inc. (a)	20	2,172
Synopsys, Inc. (a)	56	14,517
Teradata Corp. (a) (b)	62	1,393
Tyler Technologies, Inc. (a)	8	3,492
Xperi Holding Corp.	207	4,326
		777,571
SPECIALTY RETAIL — 2.4%
Aaron's Co., Inc. (a)	90	1,706
Abercrombie & Fitch Co. Class A	287	5,843
Advance Auto Parts, Inc.	80	12,601
American Eagle Outfitters, Inc.	729	14,631
Asbury Automotive Group, Inc. (a)	85	12,388
AutoNation, Inc. (a)	250	17,448
AutoZone, Inc. (a)	16	18,967
Barnes & Noble Education, Inc. (a)	143	665
Bed Bath & Beyond, Inc. (b)	592	10,514
Best Buy Co., Inc.	569	56,781
Boot Barn Holdings, Inc. (a)	44	1,908
Buckle, Inc. (b)	143	4,176
Caleres, Inc.	88	1,377
CarMax, Inc. (a)	262	24,749
Cato Corp. Class A	73	700
Chico's FAS, Inc.	301	479
Children's Place, Inc. (b)	61	3,056
Conn's, Inc. (a)	108	1,263
Designer Brands, Inc. Class A	143	1,094
Dick's Sporting Goods, Inc.	315	17,706
Five Below, Inc. (a)	22	3,850
Foot Locker, Inc.	489	19,775
GameStop Corp. Class A (a) (b)	217	4,088
Gap, Inc.	998	20,150
Genesco, Inc. (a)	83	2,497
Group 1 Automotive, Inc.	80	10,491
Guess?, Inc.	155	3,506
Haverty Furniture Cos., Inc.	80	2,214
Hibbett Sports, Inc. (a)	79	3,648
Home Depot, Inc.	485	128,826
L Brands, Inc.	1,097	40,797

See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Lithia Motors, Inc. Class A	116	$ 33,950
Lowe's Cos., Inc.	497	79,773
Lumber Liquidators Holdings, Inc. (a)	164	5,041
MarineMax, Inc. (a)	116	4,063
Michaels Cos., Inc. (a) (b)	314	4,085
Monro, Inc.	25	1,333
Murphy USA, Inc.	64	8,376
ODP Corp.	235	6,886
O'Reilly Automotive, Inc. (a)	46	20,818
Rent-A-Center, Inc.	222	8,500
RH (a) (b)	24	10,741
Ross Stores, Inc.	169	20,755
Sally Beauty Holdings, Inc. (a)	536	6,989
Shoe Carnival, Inc.	47	1,841
Signet Jewelers, Ltd.	218	5,945
Sleep Number Corp. (a)	72	5,894
Sonic Automotive, Inc. Class A (b)	110	4,243
Tiffany & Co.	54	7,098
TJX Cos., Inc.	784	53,539
Tractor Supply Co.	78	10,965
Ulta Beauty, Inc. (a)	36	10,338
Urban Outfitters, Inc. (a)	324	8,294
Williams-Sonoma, Inc.	137	13,952
Zumiez, Inc. (a)	90	3,310
		784,623
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	6,452	856,116
Diebold Nixdorf, Inc. (a)	384	4,093
Hewlett Packard Enterprise Co.	5,996	71,053
HP, Inc.	2,419	59,483
NCR Corp. (a) (b)	350	13,150
NetApp, Inc.	245	16,229
Seagate Technology PLC	358	22,253
Western Digital Corp.	464	25,701
Xerox Holdings Corp.	807	18,714
		1,086,792
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	698	29,316
Carter's, Inc.	78	7,337
Columbia Sportswear Co.	52	4,544
Crocs, Inc. (a)	50	3,133
Deckers Outdoor Corp. (a)	18	5,162
Fossil Group, Inc. (a)	191	1,656
G-III Apparel Group, Ltd. (a)	197	4,677
Hanesbrands, Inc. (b)	1,590	23,182
Kontoor Brands, Inc. (a) (b)	215	8,720
Movado Group, Inc.	28	465
NIKE, Inc. Class B	463	65,501
Oxford Industries, Inc.	23	1,507
PVH Corp.	322	30,233
Ralph Lauren Corp.	218	22,615
Skechers U.S.A., Inc. Class A (a)	188	6,757
Security Description	Shares	Value
Steven Madden, Ltd.	82	$ 2,896
Tapestry, Inc.	1,268	39,409
Under Armour, Inc. Class A (a)	234	4,018
Under Armour, Inc. Class C (a)	270	4,018
Unifi, Inc. (a)	28	497
Vera Bradley, Inc. (a)	160	1,274
VF Corp.	267	22,804
Wolverine World Wide, Inc.	166	5,187
		294,908
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	58	2,177
Flagstar Bancorp, Inc.	233	9,497
HomeStreet, Inc.	80	2,700
Meta Financial Group, Inc.	79	2,888
New York Community Bancorp, Inc.	1,164	12,280
NMI Holdings, Inc. Class A (a)	153	3,466
Northfield Bancorp, Inc.	83	1,023
Northwest Bancshares, Inc.	154	1,962
Provident Financial Services, Inc.	143	2,568
TrustCo Bank Corp. NY	264	1,761
Walker & Dunlop, Inc.	51	4,693
Washington Federal, Inc.	157	4,041
		49,056
TOBACCO — 0.6%
Altria Group, Inc.	2,119	86,879
Philip Morris International, Inc.	1,265	104,729
Universal Corp.	54	2,625
Vector Group, Ltd.	292	3,402
		197,635
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	61	4,757
Boise Cascade Co.	188	8,986
DXP Enterprises, Inc. (a)	49	1,089
Fastenal Co.	235	11,475
Foundation Building Materials, Inc. (a)	113	2,171
GATX Corp.	57	4,741
GMS, Inc. (a)	192	5,852
MSC Industrial Direct Co., Inc. Class A	81	6,836
NOW, Inc. (a)	503	3,612
United Rentals, Inc. (a)	181	41,976
Veritiv Corp. (a)	25	520
W.W. Grainger, Inc.	48	19,600
Watsco, Inc.	27	6,117
		117,732
WATER UTILITIES — 0.1%
American States Water Co.	21	1,670
American Water Works Co., Inc.	73	11,203
California Water Service Group	25	1,351
Essential Utilities, Inc.	79	3,736
		17,960

See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Spok Holdings, Inc.	77	$ 857
Telephone & Data Systems, Inc.	464	8,616
T-Mobile US, Inc. (a)	1,455	196,207
		205,680
TOTAL COMMON STOCKS (Cost $29,913,667)		32,647,321
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	48,019	48,029
State Street Navigator Securities Lending Portfolio II (c) (g)	108,453	108,453
TOTAL SHORT-TERM INVESTMENTS (Cost $156,480)		156,482
TOTAL INVESTMENTS — 100.3% (Cost $30,070,147)		32,803,803
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(82,490)
NET ASSETS — 100.0%		$ 32,721,313

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,647,321	$—	$—	$32,647,321
Short-Term Investments	156,482	—	—	156,482
TOTAL INVESTMENTS	$32,803,803	$—	$—	$32,803,803
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	501	$ 31,839	$ 9,898	$ 1,177	$(692)	$5,256	620	$ 45,124	$ 573
State Street Institutional Liquid Reserves Fund, Premier Class	8,792	8,796	496,552	457,300	(14)	(5)	48,019	48,029	18
State Street Navigator Securities Lending Portfolio II	152,346	152,346	614,691	658,584	—	—	108,453	108,453	862
Total		$192,981	$1,121,141	$1,117,061	$(706)	$5,251		$201,606	$1,453
See accompanying notes to financial statements.
48

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.5%
AAR Corp.	3	$ 109
Aerojet Rocketdyne Holdings, Inc. (a)	105	5,549
AeroVironment, Inc. (a)	37	3,215
Axon Enterprise, Inc. (a)	302	37,004
Boeing Co.	71	15,198
Cubic Corp.	26	1,613
Curtiss-Wright Corp.	17	1,978
General Dynamics Corp.	153	22,770
Howmet Aerospace, Inc.	119	3,396
Huntington Ingalls Industries, Inc.	5	852
Kaman Corp.	48	2,742
L3Harris Technologies, Inc.	142	26,841
Lockheed Martin Corp.	412	146,252
Mercury Systems, Inc. (a)	95	8,366
Moog, Inc. Class A	41	3,251
Northrop Grumman Corp.	140	42,661
Raytheon Technologies Corp.	590	42,191
Teledyne Technologies, Inc. (a)	43	16,855
Textron, Inc.	113	5,461
TransDigm Group, Inc. (a)	63	38,988
		425,292
AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	72	3,927
C.H. Robinson Worldwide, Inc.	503	47,217
Echo Global Logistics, Inc. (a)	25	671
Expeditors International of Washington, Inc.	540	51,359
FedEx Corp.	1,024	265,851
Forward Air Corp.	41	3,150
Hub Group, Inc. Class A (a)	75	4,275
United Parcel Service, Inc. Class B	2,848	479,603
XPO Logistics, Inc. (a)	176	20,979
		877,032
AIRLINES — 0.0% (b)
Alaska Air Group, Inc.	19	988
Allegiant Travel Co.	4	757
American Airlines Group, Inc. (c)	87	1,372
Delta Air Lines, Inc.	76	3,056
Hawaiian Holdings, Inc.	71	1,257
JetBlue Airways Corp. (a)	38	552
SkyWest, Inc.	4	161
Southwest Airlines Co.	192	8,949
United Airlines Holdings, Inc. (a)	27	1,168
		18,260
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	21	175
Aptiv PLC	452	58,891
BorgWarner, Inc.	284	10,974
Cooper Tire & Rubber Co.	112	4,536
Security Description	Shares	Value
Cooper-Standard Holdings, Inc. (a)	2	$ 69
Dana, Inc.	88	1,718
Dorman Products, Inc. (a)	102	8,856
Fox Factory Holding Corp. (a)	115	12,157
Gentex Corp.	222	7,532
Gentherm, Inc. (a)	39	2,544
LCI Industries	55	7,132
Lear Corp.	65	10,337
Patrick Industries, Inc.	85	5,810
Standard Motor Products, Inc.	25	1,011
Visteon Corp. (a)	11	1,381
		133,123
AUTOMOBILES — 0.1%
Ford Motor Co.	1,509	13,264
General Motors Co.	811	33,770
Thor Industries, Inc. (c)	234	21,760
Winnebago Industries, Inc.	65	3,896
		72,690
BANKS — 0.8%
Ameris Bancorp	27	1,028
Associated Banc-Corp.	88	1,500
Banc of California, Inc.	116	1,706
BancorpSouth Bank	13	357
Bank of America Corp.	2,943	89,202
Bank of Hawaii Corp.	26	1,992
Bank OZK	117	3,659
Banner Corp.	50	2,329
Brookline Bancorp, Inc.	71	855
Cathay General Bancorp	64	2,060
Citigroup, Inc.	268	16,525
Citizens Financial Group, Inc.	169	6,043
City Holding Co.	16	1,113
Columbia Banking System, Inc.	47	1,687
Comerica, Inc.	27	1,508
Commerce Bancshares, Inc.	94	6,176
Community Bank System, Inc.	62	3,863
Cullen/Frost Bankers, Inc.	24	2,094
CVB Financial Corp.	152	2,964
East West Bancorp, Inc.	87	4,412
Fifth Third Bancorp	281	7,747
First BanCorp	213	1,964
First Commonwealth Financial Corp.	51	558
First Financial Bancorp	51	894
First Financial Bankshares, Inc.	91	3,292
First Horizon National Corp.	131	1,672
First Midwest Bancorp, Inc.	16	255
First Republic Bank	288	42,316
FNB Corp.	43	409
Glacier Bancorp, Inc.	82	3,773
Great Western Bancorp, Inc.	6	125
Hancock Whitney Corp.	48	1,633
Heritage Financial Corp.	28	655
Home BancShares, Inc.	189	3,682
Huntington Bancshares, Inc.	133	1,680

See accompanying notes to financial statements.
49

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp.	28	$ 2,045
International Bancshares Corp.	7	262
JPMorgan Chase & Co.	1,960	249,057
KeyCorp.	411	6,745
M&T Bank Corp.	17	2,164
NBT Bancorp, Inc.	54	1,733
Old National Bancorp	64	1,060
Pacific Premier Bancorp, Inc.	89	2,788
PacWest Bancorp	63	1,600
People's United Financial, Inc.	178	2,302
Pinnacle Financial Partners, Inc.	27	1,739
PNC Financial Services Group, Inc.	168	25,032
Prosperity Bancshares, Inc.	36	2,497
Regions Financial Corp.	397	6,400
S&T Bancorp, Inc.	63	1,565
Seacoast Banking Corp. of Florida (a)	63	1,855
ServisFirst Bancshares, Inc.	50	2,014
Signature Bank	21	2,841
Simmons First National Corp. Class A	43	928
Sterling Bancorp	26	467
SVB Financial Group (a)	102	39,559
Synovus Financial Corp.	21	680
TCF Financial Corp.	22	814
Tompkins Financial Corp.	30	2,118
Truist Financial Corp.	554	26,553
Trustmark Corp.	46	1,256
UMB Financial Corp.	49	3,381
Umpqua Holdings Corp.	30	454
United Bankshares, Inc.	43	1,393
United Community Banks, Inc.	51	1,450
US Bancorp	176	8,200
Valley National Bancorp	154	1,502
Webster Financial Corp.	50	2,107
Wells Fargo & Co.	491	14,818
Westamerica Bancorporation	54	2,986
Wintrust Financial Corp.	6	367
Zions Bancorp NA	70	3,041
		647,501
BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a)	46	45,737
Brown-Forman Corp. Class B	446	35,426
Coca-Cola Co.	3,482	190,953
Coca-Cola Consolidated, Inc.	1	266
Constellation Brands, Inc. Class A	281	61,553
MGP Ingredients, Inc.	1	47
Molson Coors Beverage Co. Class B	25	1,130
Monster Beverage Corp. (a)	1,378	127,438
National Beverage Corp. (c)	47	3,990
PepsiCo, Inc.	2,316	343,463
		810,003
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	4,314	462,245
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	437	$ 68,277
Amgen, Inc.	1,719	395,233
Anika Therapeutics, Inc. (a)	5	226
Arrowhead Pharmaceuticals, Inc. (a)	218	16,727
Biogen, Inc. (a)	184	45,054
Coherus Biosciences, Inc. (a) (c)	137	2,381
Cytokinetics, Inc. (a)	306	6,359
Eagle Pharmaceuticals, Inc. (a)	13	605
Emergent BioSolutions, Inc. (a)	229	20,518
Enanta Pharmaceuticals, Inc. (a)	28	1,179
Exelixis, Inc. (a)	1,313	26,352
Gilead Sciences, Inc.	2,097	122,171
Incyte Corp. (a)	359	31,226
Ligand Pharmaceuticals, Inc. (a) (c)	15	1,492
Myriad Genetics, Inc. (a)	7	138
Regeneron Pharmaceuticals, Inc. (a)	498	240,589
REGENXBIO, Inc. (a)	3	136
Spectrum Pharmaceuticals, Inc. (a)	22	75
United Therapeutics Corp. (a)	98	14,875
Vanda Pharmaceuticals, Inc. (a)	5	66
Vertex Pharmaceuticals, Inc. (a)	972	229,723
Xencor, Inc. (a)	125	5,454
		1,691,101
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	261	14,308
AAON, Inc.	102	6,796
Allegion PLC	60	6,983
Builders FirstSource, Inc. (a)	436	17,793
Carrier Global Corp.	4,086	154,124
Fortune Brands Home & Security, Inc.	516	44,231
Gibraltar Industries, Inc. (a)	109	7,841
Griffon Corp.	132	2,690
Johnson Controls International PLC	862	40,161
Lennox International, Inc.	77	21,096
Masco Corp.	707	38,835
Owens Corning	226	17,122
PGT Innovations, Inc. (a)	28	570
Quanex Building Products Corp.	39	865
Resideo Technologies, Inc. (a)	343	7,292
Simpson Manufacturing Co., Inc.	118	11,027
Trane Technologies PLC	770	111,773
Trex Co., Inc. (a)	491	41,107
UFP Industries, Inc.	133	7,388
		552,002
CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.	21	2,136
Ameriprise Financial, Inc.	202	39,255
Bank of New York Mellon Corp.	315	13,369
BlackRock, Inc.	456	329,022
Blucora, Inc. (a)	44	700
Brightsphere Investment Group, Inc.	222	4,280

See accompanying notes to financial statements.
50

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cboe Global Markets, Inc.	42	$ 3,911
Charles Schwab Corp.	1,335	70,808
CME Group, Inc.	231	42,054
Eaton Vance Corp.	74	5,027
Evercore, Inc. Class A	41	4,495
FactSet Research Systems, Inc.	125	41,562
Federated Hermes, Inc.	42	1,213
Franklin Resources, Inc.	39	975
Goldman Sachs Group, Inc.	398	104,957
Interactive Brokers Group, Inc. Class A	132	8,041
Intercontinental Exchange, Inc.	1,084	124,974
Invesco, Ltd.	100	1,743
Janus Henderson Group PLC	252	8,193
MarketAxess Holdings, Inc.	132	75,314
Moody's Corp.	561	162,825
Morgan Stanley	2,756	188,869
MSCI, Inc.	355	158,518
Nasdaq, Inc.	370	49,114
Northern Trust Corp.	134	12,481
Piper Sandler Cos.	27	2,724
Raymond James Financial, Inc.	110	10,524
S&P Global, Inc.	899	295,528
SEI Investments Co.	79	4,540
State Street Corp. (d)	317	23,071
Stifel Financial Corp.	70	3,532
StoneX Group, Inc. (a)	63	3,648
T Rowe Price Group, Inc.	497	75,241
Virtus Investment Partners, Inc.	16	3,472
Waddell & Reed Financial, Inc. Class A	64	1,630
WisdomTree Investments, Inc.	30	160
		1,877,906
CHEMICALS — 1.7%
AdvanSix, Inc. (a)	7	140
Air Products & Chemicals, Inc.	824	225,133
Albemarle Corp.	424	62,548
American Vanguard Corp.	29	450
Ashland Global Holdings, Inc.	49	3,881
Avient Corp.	91	3,665
Balchem Corp.	56	6,452
Cabot Corp.	6	269
Celanese Corp.	86	11,175
CF Industries Holdings, Inc.	90	3,484
Chemours Co.	570	14,130
Corteva, Inc.	1,637	63,385
Dow, Inc.	1,073	59,552
DuPont de Nemours, Inc.	473	33,635
Eastman Chemical Co.	233	23,365
Ecolab, Inc.	488	105,584
FMC Corp.	350	40,226
HB Fuller Co.	72	3,735
Ingevity Corp. (a)	30	2,272
International Flavors & Fragrances, Inc. (c)	179	19,482
Koppers Holdings, Inc. (a)	3	93
Security Description	Shares	Value
Kraton Corp. (a)	3	$ 83
Linde PLC (a)	1,555	409,758
Livent Corp. (a) (c)	525	9,891
LyondellBasell Industries NV Class A	169	15,491
Minerals Technologies, Inc.	22	1,367
Mosaic Co.	311	7,156
NewMarket Corp.	3	1,195
Olin Corp.	28	688
PPG Industries, Inc.	342	49,323
Quaker Chemical Corp. (c)	25	6,335
Rayonier Advanced Materials, Inc. (a)	5	33
RPM International, Inc.	318	28,868
Scotts Miracle-Gro Co.	173	34,451
Sensient Technologies Corp.	41	3,025
Sherwin-Williams Co.	243	178,583
Stepan Co.	27	3,222
Tredegar Corp.	63	1,052
Valvoline, Inc.	167	3,864
		1,437,041
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	91	3,443
Brady Corp. Class A	2	106
Brink's Co.	21	1,512
Cintas Corp.	279	98,615
Clean Harbors, Inc. (a)	39	2,968
Copart, Inc. (a)	665	84,621
Deluxe Corp.	62	1,810
Harsco Corp. (a)	9	162
Healthcare Services Group, Inc.	67	1,883
Herman Miller, Inc.	24	811
HNI Corp.	24	827
IAA, Inc. (a)	465	30,216
Interface, Inc.	6	63
KAR Auction Services, Inc.	54	1,005
Matthews International Corp. Class A	3	88
MSA Safety, Inc.	86	12,848
Republic Services, Inc.	405	39,002
Rollins, Inc.	807	31,529
Stericycle, Inc. (a)	176	12,202
Tetra Tech, Inc.	107	12,388
UniFirst Corp.	22	4,657
US Ecology, Inc.	3	109
Waste Management, Inc.	650	76,655
		417,520
COMMUNICATIONS EQUIPMENT — 0.3%
ADTRAN, Inc.	21	310
Arista Networks, Inc. (a)	32	9,298
CalAmp Corp. (a)	3	30
Ciena Corp. (a)	296	15,644
Cisco Systems, Inc.	2,724	121,899

See accompanying notes to financial statements.
51

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Comtech Telecommunications Corp.	116	$ 2,400
Extreme Networks, Inc. (a)	177	1,220
F5 Networks, Inc. (a)	39	6,862
Harmonic, Inc. (a)	14	103
Juniper Networks, Inc.	393	8,846
Lumentum Holdings, Inc. (a)	204	19,339
Motorola Solutions, Inc.	196	33,332
NETGEAR, Inc. (a)	62	2,519
NetScout Systems, Inc. (a)	126	3,455
Plantronics, Inc.	3	81
ViaSat, Inc. (a) (c)	5	163
Viavi Solutions, Inc. (a)	88	1,318
		226,819
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	269	13,391
Aegion Corp. (a)	21	399
Arcosa, Inc.	133	7,306
Comfort Systems USA, Inc.	49	2,580
Dycom Industries, Inc. (a)	78	5,891
EMCOR Group, Inc.	12	1,098
Fluor Corp.	26	415
Granite Construction, Inc.	26	694
Jacobs Engineering Group, Inc.	185	20,158
MasTec, Inc. (a)	22	1,500
Matrix Service Co. (a)	25	275
MYR Group, Inc. (a)	1	60
Quanta Services, Inc.	444	31,977
Valmont Industries, Inc.	25	4,373
		90,117
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	19	1,926
Martin Marietta Materials, Inc.	58	16,470
US Concrete, Inc. (a)	30	1,199
Vulcan Materials Co.	153	22,691
		42,286
CONSUMER FINANCE — 0.2%
American Express Co.	587	70,974
Capital One Financial Corp.	180	17,793
Discover Financial Services	119	10,773
Encore Capital Group, Inc. (a)	65	2,532
Enova International, Inc. (a)	3	74
FirstCash, Inc.	19	1,331
Green Dot Corp. Class A (a)	227	12,667
LendingTree, Inc. (a) (c)	5	1,369
Navient Corp.	70	687
PRA Group, Inc. (a) (c)	147	5,830
SLM Corp.	510	6,319
Synchrony Financial	236	8,192
World Acceptance Corp. (a)	1	102
		138,643
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	4,642	54,636
AptarGroup, Inc.	75	10,267
Security Description	Shares	Value
Avery Dennison Corp.	140	$ 21,715
Ball Corp.	882	82,185
Greif, Inc. Class A	30	1,406
International Paper Co.	456	22,672
Myers Industries, Inc.	78	1,621
O-I Glass, Inc.	505	6,010
Packaging Corp. of America	159	21,928
Sealed Air Corp.	161	7,372
Silgan Holdings, Inc.	190	7,045
Sonoco Products Co.	90	5,333
Westrock Co.	300	13,059
		255,249
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	23	676
Genuine Parts Co.	167	16,772
LKQ Corp. (a)	181	6,378
Pool Corp.	168	62,580
		86,406
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Adtalem Global Education, Inc. (a)	28	951
Graham Holdings Co. Class B	1	533
Grand Canyon Education, Inc. (a)	47	4,376
H&R Block, Inc.	25	397
Perdoceo Education Corp. (a)	64	808
Regis Corp. (a) (c)	49	450
Service Corp. International	164	8,053
Strategic Education, Inc.	26	2,479
WW International, Inc. (a)	6	146
		18,193
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	2,751	637,875
Jefferies Financial Group, Inc.	257	6,322
		644,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	2,750	79,090
ATN International, Inc.	2	84
CenturyLink, Inc.	635	6,191
Cincinnati Bell, Inc. (a)	277	4,233
Cogent Communications Holdings, Inc.	81	4,849
Consolidated Communications Holdings, Inc. (a)	503	2,460
Iridium Communications, Inc. (a)	203	7,983
Verizon Communications, Inc.	6,922	406,667
Vonage Holdings Corp. (a)	208	2,678
		514,235
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	6	372
Alliant Energy Corp.	354	18,242
American Electric Power Co., Inc.	447	37,222

See accompanying notes to financial statements.
52

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	1,041	$ 95,314
Edison International	244	15,328
Entergy Corp.	129	12,879
Evergy, Inc.	146	8,104
Eversource Energy	573	49,570
Exelon Corp.	627	26,472
FirstEnergy Corp.	69	2,112
Hawaiian Electric Industries, Inc.	71	2,513
IDACORP, Inc.	20	1,920
NextEra Energy, Inc.	5,292	408,278
NRG Energy, Inc.	95	3,567
OGE Energy Corp.	80	2,549
Pinnacle West Capital Corp.	75	5,996
PNM Resources, Inc.	53	2,572
PPL Corp.	495	13,959
Southern Co.	951	58,420
Xcel Energy, Inc.	1,149	76,604
		841,993
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	19	2,301
AMETEK, Inc.	454	54,907
Eaton Corp. PLC	1,082	129,992
Emerson Electric Co.	692	55,616
Encore Wire Corp.	6	363
EnerSys	72	5,980
Generac Holdings, Inc. (a)	306	69,587
Hubbell, Inc.	77	12,073
nVent Electric PLC	62	1,444
Regal Beloit Corp.	112	13,755
Rockwell Automation, Inc.	373	93,552
Sunrun, Inc. (a)	777	53,908
Vicor Corp. (a)	89	8,208
		501,686
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	575	75,193
Arrow Electronics, Inc. (a)	98	9,535
Avnet, Inc.	68	2,387
Badger Meter, Inc.	78	7,337
Belden, Inc.	3	126
Benchmark Electronics, Inc.	39	1,053
CDW Corp.	165	21,745
Cognex Corp.	557	44,719
Coherent, Inc. (a)	9	1,350
Corning, Inc.	1,664	59,904
CTS Corp.	22	755
Daktronics, Inc.	64	300
ePlus, Inc. (a)	1	88
Fabrinet (a)	93	7,216
FARO Technologies, Inc. (a)	46	3,249
FLIR Systems, Inc.	56	2,454
II-VI, Inc. (a) (c)	317	24,079
Insight Enterprises, Inc. (a)	38	2,891
IPG Photonics Corp. (a)	111	24,841
Itron, Inc. (a)	26	2,493
Security Description	Shares	Value
Jabil, Inc.	156	$ 6,635
Keysight Technologies, Inc. (a)	265	35,004
Knowles Corp. (a)	61	1,124
Littelfuse, Inc.	47	11,969
Methode Electronics, Inc.	2	77
MTS Systems Corp.	25	1,454
National Instruments Corp.	119	5,229
OSI Systems, Inc. (a)	2	186
Plexus Corp. (a)	34	2,659
Rogers Corp. (a)	6	932
Sanmina Corp. (a)	45	1,435
ScanSource, Inc. (a)	7	185
SYNNEX Corp.	111	9,040
TE Connectivity, Ltd.	722	87,413
Trimble, Inc. (a)	740	49,410
TTM Technologies, Inc. (a)	114	1,573
Vishay Intertechnology, Inc.	85	1,760
Vontier Corp. (a)	234	7,816
Zebra Technologies Corp. Class A (a)	103	39,586
		555,202
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Baker Hughes Co.	90	1,876
Bristow Group, Inc. (a)	7	184
ChampionX Corp. (a)	26	398
Core Laboratories NV	5	133
DMC Global, Inc.	2	87
Dril-Quip, Inc. (a)	4	118
Exterran Corp. (a)	139	614
Halliburton Co.	156	2,948
Helix Energy Solutions Group, Inc. (a)	273	1,147
Helmerich & Payne, Inc.	50	1,158
Nov, Inc.	70	961
Oceaneering International, Inc. (a)	21	167
Oil States International, Inc. (a)	6	30
ProPetro Holding Corp. (a)	4	30
Schlumberger NV	190	4,148
TechnipFMC PLC	175	1,645
		15,644
ENTERTAINMENT — 2.2%
Activision Blizzard, Inc.	2,880	267,408
Cinemark Holdings, Inc. (c)	16	279
Electronic Arts, Inc.	1,004	144,174
Glu Mobile, Inc. (a)	467	4,208
Live Nation Entertainment, Inc. (a)	19	1,396
Marcus Corp.	22	296
Netflix, Inc. (a)	1,872	1,012,246
Take-Two Interactive Software, Inc. (a)	397	82,493
Walt Disney Co. (a)	2,093	379,210
World Wrestling Entertainment, Inc. Class A (c)	5	240
		1,891,950

See accompanying notes to financial statements.
53

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Acadia Realty Trust REIT	30	$ 426
Agree Realty Corp. REIT (c)	35	2,330
Alexander & Baldwin, Inc. REIT (a)	26	447
Alexandria Real Estate Equities, Inc. REIT	196	34,931
American Assets Trust, Inc. REIT	54	1,560
American Campus Communities, Inc. REIT	92	3,935
American Tower Corp. REIT	970	217,726
Apartment Income REIT Corp. (a)	18	691
Armada Hoffler Properties, Inc. REIT	40	449
AvalonBay Communities, Inc. REIT	56	8,984
Boston Properties, Inc. REIT	18	1,702
Brixmor Property Group, Inc. REIT	43	712
Camden Property Trust REIT	63	6,295
CareTrust REIT, Inc.	40	887
Centerspace REIT	37	2,614
Community Healthcare Trust, Inc. REIT	74	3,486
CoreCivic, Inc. REIT	110	721
CoreSite Realty Corp. REIT	82	10,273
Corporate Office Properties Trust REIT	72	1,878
Cousins Properties, Inc. REIT	58	1,943
Crown Castle International Corp. REIT	1,382	220,001
CyrusOne, Inc. REIT	195	14,264
Digital Realty Trust, Inc. REIT	751	104,772
Diversified Healthcare Trust REIT	44	181
Douglas Emmett, Inc. REIT	65	1,897
Duke Realty Corp. REIT	715	28,579
Easterly Government Properties, Inc. REIT	133	3,012
EastGroup Properties, Inc. REIT	56	7,731
EPR Properties REIT	51	1,657
Equinix, Inc. REIT	308	219,967
Equity Residential REIT	44	2,608
Essential Properties Realty Trust, Inc. REIT	40	848
Essex Property Trust, Inc. REIT	8	1,899
Extra Space Storage, Inc. REIT	183	21,202
Federal Realty Investment Trust REIT	8	681
First Industrial Realty Trust, Inc. REIT	147	6,193
Four Corners Property Trust, Inc. REIT	46	1,369
Franklin Street Properties Corp. REIT	248	1,084
GEO Group, Inc. REIT (c)	110	975
Getty Realty Corp. REIT	30	826
Global Net Lease, Inc. REIT	88	1,508
Healthcare Realty Trust, Inc. REIT	123	3,641
Healthpeak Properties, Inc. REIT	208	6,288
Security Description	Shares	Value
Highwoods Properties, Inc. REIT	96	$ 3,804
Host Hotels & Resorts, Inc. REIT	92	1,346
Independence Realty Trust, Inc. REIT	162	2,176
Industrial Logistics Properties Trust REIT	155	3,610
Innovative Industrial Properties, Inc. REIT (c)	92	16,848
Iron Mountain, Inc. REIT (c)	259	7,635
iStar, Inc. REIT (c)	125	1,856
JBG SMITH Properties REIT	111	3,471
Kilroy Realty Corp. REIT	42	2,411
Kimco Realty Corp. REIT	177	2,657
Kite Realty Group Trust REIT	138	2,064
Lamar Advertising Co. Class A REIT	80	6,658
Lexington Realty Trust REIT	392	4,163
Life Storage, Inc. REIT	66	7,880
LTC Properties, Inc. REIT	50	1,945
Macerich Co. REIT (c)	93	992
Mack-Cali Realty Corp. REIT	13	162
Medical Properties Trust, Inc. REIT	477	10,394
Mid-America Apartment Communities, Inc. REIT	74	9,375
National Retail Properties, Inc. REIT	22	900
National Storage Affiliates Trust REIT	87	3,135
Office Properties Income Trust REIT	83	1,886
Omega Healthcare Investors, Inc. REIT	87	3,160
Park Hotels & Resorts, Inc. REIT	70	1,200
Physicians Realty Trust REIT	454	8,081
PotlatchDeltic Corp. REIT	112	5,602
Prologis, Inc. REIT	1,996	198,921
PS Business Parks, Inc. REIT	14	1,860
Public Storage REIT	254	58,656
Rayonier, Inc. REIT	201	5,905
Realty Income Corp. REIT	133	8,269
Regency Centers Corp. REIT	67	3,055
Retail Opportunity Investments Corp. REIT	142	1,901
Rexford Industrial Realty, Inc. REIT	144	7,072
RPT Realty REIT	87	753
Sabra Health Care REIT, Inc.	87	1,511
Safehold, Inc. REIT (c)	95	6,887
Saul Centers, Inc. REIT	50	1,584
SBA Communications Corp. REIT	389	109,749
Service Properties Trust REIT	67	770
Simon Property Group, Inc. REIT	42	3,582
SL Green Realty Corp. REIT	48	2,860
Spirit Realty Capital, Inc. REIT	68	2,732
STORE Capital Corp. REIT	154	5,233
Summit Hotel Properties, Inc. REIT	139	1,252
UDR, Inc. REIT	113	4,343
Uniti Group, Inc. REIT	913	10,709

See accompanying notes to financial statements.
54

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Universal Health Realty Income Trust REIT	16	$ 1,028
Urban Edge Properties REIT	139	1,799
Urstadt Biddle Properties, Inc. Class A REIT	141	1,992
Ventas, Inc. REIT	144	7,062
Vornado Realty Trust REIT	21	784
Washington Real Estate Investment Trust	76	1,644
Weingarten Realty Investors REIT	19	412
Welltower, Inc. REIT	56	3,619
Weyerhaeuser Co. REIT	1,080	36,212
Xenia Hotels & Resorts, Inc. REIT	141	2,143
		1,560,883
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	49	1,201
BJ's Wholesale Club Holdings, Inc. (a)	586	21,846
Casey's General Stores, Inc.	63	11,253
Chefs' Warehouse, Inc. (a)	74	1,901
Costco Wholesale Corp.	1,193	449,498
Grocery Outlet Holding Corp. (a)	247	9,695
Kroger Co.	2,903	92,199
PriceSmart, Inc.	12	1,093
SpartanNash Co.	183	3,186
Sprouts Farmers Market, Inc. (a)	228	4,583
Sysco Corp.	334	24,803
United Natural Foods, Inc. (a)	276	4,408
Walmart, Inc.	4,110	592,456
Walgreens Boots Alliance, Inc.	277	11,047
		1,229,169
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	1,359	68,507
B&G Foods, Inc. (c)	261	7,238
Calavo Growers, Inc.	6	417
Cal-Maine Foods, Inc. (a)	84	3,153
Campbell Soup Co.	391	18,905
Conagra Brands, Inc.	1,733	62,839
Darling Ingredients, Inc. (a)	771	44,471
Flowers Foods, Inc.	445	10,070
General Mills, Inc.	1,996	117,365
Hain Celestial Group, Inc. (a)	361	14,494
Hershey Co.	209	31,837
Hormel Foods Corp.	831	38,733
Ingredion, Inc.	95	7,474
J&J Snack Foods Corp.	5	777
J.M. Smucker Co.	225	26,010
John B Sanfilippo & Son, Inc.	26	2,050
Kellogg Co.	489	30,430
Kraft Heinz Co.	917	31,783
Lamb Weston Holdings, Inc.	93	7,323
Lancaster Colony Corp.	63	11,575
McCormick & Co., Inc.	750	71,700
Mondelez International, Inc. Class A	3,125	182,719
Security Description	Shares	Value
Pilgrim's Pride Corp. (a)	39	$ 765
Post Holdings, Inc. (a)	42	4,242
Sanderson Farms, Inc.	7	925
Seneca Foods Corp. Class A (a)	51	2,035
Tootsie Roll Industries, Inc. (c)	7	208
TreeHouse Foods, Inc. (a)	6	255
Tyson Foods, Inc. Class A	116	7,475
		805,775
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	111	10,593
National Fuel Gas Co.	131	5,388
New Jersey Resources Corp.	40	1,422
Northwest Natural Holding Co.	20	920
ONE Gas, Inc.	48	3,685
South Jersey Industries, Inc.	37	797
Southwest Gas Holdings, Inc.	37	2,248
Spire, Inc.	35	2,241
UGI Corp.	27	944
		28,238
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	6,151	673,473
ABIOMED, Inc. (a)	156	50,575
Align Technology, Inc. (a)	231	123,442
AngioDynamics, Inc. (a)	78	1,196
Avanos Medical, Inc. (a)	44	2,019
Baxter International, Inc.	978	78,475
Becton Dickinson and Co.	261	65,307
Boston Scientific Corp. (a)	1,288	46,304
Cantel Medical Corp.	20	1,577
Cardiovascular Systems, Inc. (a)	15	656
CONMED Corp.	26	2,912
Cooper Cos., Inc.	120	43,598
CryoLife, Inc. (a)	65	1,535
Cutera, Inc. (a)	1	24
Danaher Corp.	2,681	595,557
DENTSPLY SIRONA, Inc.	145	7,592
DexCom, Inc. (a)	481	177,835
Edwards Lifesciences Corp. (a)	1,061	96,795
Globus Medical, Inc. Class A (a)	87	5,674
Haemonetics Corp. (a)	20	2,375
Heska Corp. (a)	25	3,641
Hill-Rom Holdings, Inc.	43	4,213
Hologic, Inc. (a)	900	65,547
ICU Medical, Inc. (a)	43	9,223
IDEXX Laboratories, Inc. (a)	317	158,459
Inogen, Inc. (a)	1	45
Integer Holdings Corp. (a)	29	2,354
Integra LifeSciences Holdings Corp. (a)	27	1,753
Intuitive Surgical, Inc. (a)	377	308,424
Lantheus Holdings, Inc. (a)	8	108
LivaNova PLC (a)	5	331
Masimo Corp. (a)	203	54,481
Medtronic PLC	1,557	182,387

See accompanying notes to financial statements.
55

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Meridian Bioscience, Inc. (a)	141	$ 2,635
Merit Medical Systems, Inc. (a)	261	14,488
Natus Medical, Inc. (a)	3	60
Neogen Corp. (a)	132	10,468
NuVasive, Inc. (a)	20	1,127
OraSure Technologies, Inc. (a)	222	2,350
Orthofix Medical, Inc. (a)	21	903
Penumbra, Inc. (a)	108	18,900
Quidel Corp. (a)	196	35,211
ResMed, Inc.	392	83,324
STERIS PLC	274	51,934
Stryker Corp.	382	93,605
Tactile Systems Technology, Inc. (a)	2	90
Teleflex, Inc.	66	27,164
Varex Imaging Corp. (a)	3	50
Varian Medical Systems, Inc. (a)	340	59,503
West Pharmaceutical Services, Inc.	368	104,258
Zimmer Biomet Holdings, Inc.	293	45,148
		3,319,105
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a)	109	5,478
Addus HomeCare Corp. (a)	53	6,206
Amedisys, Inc. (a)	154	45,173
AmerisourceBergen Corp.	359	35,096
AMN Healthcare Services, Inc. (a)	43	2,935
Anthem, Inc.	421	135,179
BioTelemetry, Inc. (a)	44	3,171
Cardinal Health, Inc.	414	22,174
Centene Corp. (a)	1,118	67,114
Chemed Corp.	44	23,435
Cigna Corp.	425	88,476
Community Health Systems, Inc. (a)	200	1,486
CorVel Corp. (a)	7	742
Covetrus, Inc. (a)	492	14,140
CVS Health Corp.	1,179	80,526
DaVita, Inc. (a)	280	32,872
Encompass Health Corp.	156	12,900
Ensign Group, Inc.	175	12,761
Hanger, Inc. (a)	65	1,429
HCA Healthcare, Inc.	306	50,325
HealthEquity, Inc. (a)	29	2,022
Henry Schein, Inc. (a)	166	11,099
Humana, Inc.	494	202,673
Laboratory Corp. of America Holdings (a)	238	48,445
LHC Group, Inc. (a)	159	33,918
Magellan Health, Inc. (a)	49	4,059
McKesson Corp.	355	61,742
MEDNAX, Inc. (a)	20	491
Molina Healthcare, Inc. (a)	252	53,595
Owens & Minor, Inc.	370	10,008
Patterson Cos., Inc.	261	7,733
Providence Service Corp. (a)	46	6,377
Security Description	Shares	Value
Quest Diagnostics, Inc.	329	$ 39,207
R1 RCM, Inc. (a)	490	11,770
RadNet, Inc. (a)	88	1,722
Select Medical Holdings Corp. (a)	232	6,417
Tenet Healthcare Corp. (a)	44	1,757
The Pennant Group, Inc. (a)	154	8,941
Tivity Health, Inc. (a)	5	98
UnitedHealth Group, Inc.	3,057	1,072,029
Universal Health Services, Inc. Class B	9	1,237
		2,226,958
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	88	1,271
Cerner Corp.	589	46,225
Computer Programs & Systems, Inc.	25	671
HMS Holdings Corp. (a)	35	1,286
NextGen Healthcare, Inc. (a)	91	1,660
Omnicell, Inc. (a)	65	7,801
Simulations Plus, Inc.	60	4,315
Tabula Rasa HealthCare, Inc. (a) (c)	21	900
		64,129
HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ's Restaurants, Inc.	6	231
Bloomin' Brands, Inc.	12	233
Boyd Gaming Corp.	175	7,511
Brinker International, Inc.	5	283
Caesars Entertainment, Inc. (a)	642	47,681
Carnival Corp.	64	1,386
Cheesecake Factory, Inc.	64	2,372
Chipotle Mexican Grill, Inc. (a)	119	165,019
Choice Hotels International, Inc.	28	2,988
Churchill Downs, Inc.	110	21,427
Cracker Barrel Old Country Store, Inc.	19	2,507
Darden Restaurants, Inc.	118	14,056
Dave & Buster's Entertainment, Inc. (c)	22	660
Dine Brands Global, Inc. (c)	21	1,218
Domino's Pizza, Inc.	167	64,038
Hilton Worldwide Holdings, Inc.	250	27,815
Jack in the Box, Inc.	50	4,640
Las Vegas Sands Corp.	127	7,569
Marriott International, Inc. Class A	103	13,588
Marriott Vacations Worldwide Corp.	19	2,607
McDonald's Corp.	1,820	390,536
MGM Resorts International	70	2,206
Norwegian Cruise Line Holdings, Ltd. (a)	27	687
Papa John's International, Inc.	123	10,437
Penn National Gaming, Inc. (a)	731	63,136
Royal Caribbean Cruises, Ltd.	23	1,718
Ruth's Hospitality Group, Inc.	48	851

See accompanying notes to financial statements.
56

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Scientific Games Corp. Class A (a)	209	$ 8,671
Shake Shack, Inc. Class A (a)	16	1,356
Six Flags Entertainment Corp.	30	1,023
Starbucks Corp.	1,955	209,146
Texas Roadhouse, Inc.	111	8,676
Wendy's Co.	345	7,562
Wingstop, Inc.	135	17,894
Wyndham Destinations, Inc.	16	718
Wyndham Hotels & Resorts, Inc.	93	5,528
Wynn Resorts, Ltd.	17	1,918
Yum! Brands, Inc.	272	29,528
		1,149,420
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	9	1,579
Century Communities, Inc. (a)	54	2,364
D.R. Horton, Inc.	1,235	85,116
Ethan Allen Interiors, Inc.	117	2,365
Garmin, Ltd.	250	29,915
Helen of Troy, Ltd. (a)	88	19,553
Installed Building Products, Inc. (a)	81	8,256
iRobot Corp. (a) (c)	85	6,825
KB Home	170	5,698
La-Z-Boy, Inc.	20	797
Leggett & Platt, Inc.	85	3,766
Lennar Corp. Class A	1,049	79,965
LGI Homes, Inc. (a)	84	8,891
M/I Homes, Inc. (a)	85	3,765
MDC Holdings, Inc.	161	7,825
Meritage Homes Corp. (a)	126	10,435
Mohawk Industries, Inc. (a)	41	5,779
Newell Brands, Inc.	437	9,278
NVR, Inc. (a)	7	28,559
PulteGroup, Inc.	725	31,262
Taylor Morrison Home Corp. (a)	119	3,052
Tempur Sealy International, Inc. (a)	192	5,184
Toll Brothers, Inc.	340	14,780
TopBuild Corp. (a)	135	24,851
TRI Pointe Group, Inc. (a) (c)	327	5,641
Tupperware Brands Corp. (a)	247	8,000
Universal Electronics, Inc. (a)	5	262
Whirlpool Corp.	201	36,278
		450,041
HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. Class A (a)	131	4,759
Church & Dwight Co., Inc.	859	74,931
Clorox Co.	471	95,104
Colgate-Palmolive Co.	2,096	179,229
Energizer Holdings, Inc.	67	2,826
Kimberly-Clark Corp.	834	112,448
Procter & Gamble Co.	5,418	753,860
WD-40 Co.	23	6,111
		1,229,268
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	1,284	$ 30,174
INDUSTRIAL CONGLOMERATES — 0.6%
3M Co.	964	168,498
Carlisle Cos., Inc.	29	4,529
General Electric Co.	1,152	12,442
Honeywell International, Inc.	813	172,925
Raven Industries, Inc.	22	728
Roper Technologies, Inc.	282	121,567
		480,689
INSURANCE — 1.0%
Aflac, Inc.	284	12,629
Alleghany Corp.	5	3,018
Allstate Corp.	281	30,890
American Equity Investment Life Holding Co.	83	2,296
American Financial Group, Inc.	9	789
American International Group, Inc.	119	4,505
AMERISAFE, Inc.	41	2,355
Aon PLC Class A	437	92,325
Arthur J Gallagher & Co.	518	64,082
Assurant, Inc.	78	10,625
Brighthouse Financial, Inc. (a)	73	2,643
Brown & Brown, Inc.	634	30,058
Chubb, Ltd.	174	26,782
Cincinnati Financial Corp.	20	1,747
CNO Financial Group, Inc.	298	6,625
eHealth, Inc. (a)	44	3,107
Employers Holdings, Inc.	30	966
Everest Re Group, Ltd.	16	3,745
First American Financial Corp.	110	5,679
Genworth Financial, Inc. Class A (a)	272	1,028
Globe Life, Inc.	64	6,077
Hanover Insurance Group, Inc.	25	2,923
Hartford Financial Services Group, Inc.	46	2,253
Horace Mann Educators Corp.	40	1,682
James River Group Holdings, Ltd.	39	1,917
Kemper Corp.	57	4,379
Kinsale Capital Group, Inc.	110	22,014
Lincoln National Corp.	27	1,358
Loews Corp.	32	1,441
Marsh & McLennan Cos., Inc.	1,108	129,636
Mercury General Corp.	4	209
MetLife, Inc.	497	23,334
Old Republic International Corp.	109	2,148
Palomar Holdings, Inc. (a)	104	9,239
Primerica, Inc.	36	4,821
Principal Financial Group, Inc.	109	5,408
ProAssurance Corp.	5	89
Progressive Corp.	2,184	215,954
Prudential Financial, Inc.	152	11,867
Reinsurance Group of America, Inc.	25	2,898

See accompanying notes to financial statements.
57

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
RenaissanceRe Holdings, Ltd.	46	$ 7,628
RLI Corp.	36	3,749
Safety Insurance Group, Inc.	17	1,324
Selective Insurance Group, Inc.	23	1,541
Stewart Information Services Corp.	18	870
Travelers Cos., Inc.	180	25,267
Trupanion, Inc. (a)	163	19,513
United Fire Group, Inc.	26	653
Universal Insurance Holdings, Inc.	51	771
Unum Group	54	1,239
Willis Towers Watson PLC	281	59,201
WR Berkley Corp.	130	8,635
		885,932
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	735	1,288,190
Alphabet, Inc. Class C (a)	784	1,373,474
Facebook, Inc. Class A (a)	8,353	2,281,706
QuinStreet, Inc. (a)	135	2,894
TripAdvisor, Inc. (a)	64	1,842
Twitter, Inc. (a)	3,155	170,843
Yelp, Inc. (a)	7	229
		5,119,178
INTERNET & DIRECT MARKETING RETAIL — 7.8%
Amazon.com, Inc. (a)	1,920	6,253,306
Booking Holdings, Inc. (a)	26	57,909
eBay, Inc.	2,652	133,263
Etsy, Inc. (a)	628	111,727
Expedia Group, Inc.	46	6,090
GrubHub, Inc. (a)	463	34,387
PetMed Express, Inc. (c)	110	3,527
Shutterstock, Inc.	71	5,091
Stamps.com, Inc. (a)	88	17,265
		6,622,565
IT SERVICES — 5.5%
Accenture PLC Class A	1,883	491,858
Akamai Technologies, Inc. (a)	523	54,910
Alliance Data Systems Corp.	4	296
Automatic Data Processing, Inc.	387	68,189
Broadridge Financial Solutions, Inc.	227	34,776
CACI International, Inc. Class A (a)	29	7,231
Cardtronics PLC Class A (a)	18	635
Cognizant Technology Solutions Corp. Class A	1,326	108,666
Concentrix Corp. (a)	111	10,956
CSG Systems International, Inc.	22	992
DXC Technology Co.	50	1,287
EVERTEC, Inc.	125	4,915
ExlService Holdings, Inc. (a)	40	3,405
Fidelity National Information Services, Inc.	1,356	191,820
Fiserv, Inc. (a)	644	73,326
FleetCor Technologies, Inc. (a)	55	15,006
Gartner, Inc. (a)	58	9,291
Security Description	Shares	Value
Global Payments, Inc.	578	$ 124,513
International Business Machines Corp.	1,031	129,782
Jack Henry & Associates, Inc.	187	30,292
KBR, Inc.	131	4,052
Leidos Holdings, Inc.	243	25,544
LiveRamp Holdings, Inc. (a)	229	16,761
ManTech International Corp. Class A	14	1,245
Mastercard, Inc. Class A	2,601	928,401
MAXIMUS, Inc.	56	4,099
NIC, Inc.	43	1,111
Paychex, Inc.	454	42,304
PayPal Holdings, Inc. (a)	5,887	1,378,735
Perficient, Inc. (a)	74	3,526
Perspecta, Inc.	53	1,276
Sabre Corp.	185	2,224
Science Applications International Corp.	71	6,719
Sykes Enterprises, Inc. (a)	90	3,390
TTEC Holdings, Inc.	42	3,063
VeriSign, Inc. (a)	195	42,198
Virtusa Corp. (a)	82	4,193
Visa, Inc. Class A	3,706	810,613
Western Union Co.	371	8,140
WEX, Inc. (a)	22	4,478
		4,654,218
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	132	10,064
Callaway Golf Co.	205	4,922
Hasbro, Inc.	114	10,663
Mattel, Inc. (a) (c)	491	8,568
Polaris, Inc.	82	7,813
Sturm Ruger & Co., Inc.	67	4,360
Vista Outdoor, Inc. (a)	298	7,080
YETI Holdings, Inc. (a)	238	16,296
		69,766
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	1,071	126,903
Bio-Rad Laboratories, Inc. Class A (a)	87	50,716
Bio-Techne Corp.	104	33,025
Charles River Laboratories International, Inc. (a)	211	52,721
Illumina, Inc. (a)	245	90,650
IQVIA Holdings, Inc. (a)	370	66,293
Luminex Corp.	139	3,214
Medpace Holdings, Inc. (a)	111	15,451
Mettler-Toledo International, Inc. (a)	83	94,594
NeoGenomics, Inc. (a)	419	22,559
PerkinElmer, Inc.	417	59,840
PRA Health Sciences, Inc. (a)	126	15,805
Repligen Corp. (a)	232	44,458
Syneos Health, Inc. (a)	134	9,129
Thermo Fisher Scientific, Inc.	1,476	687,491

See accompanying notes to financial statements.
58

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Waters Corp. (a)	58	$ 14,350
		1,387,199
MACHINERY — 1.8%
AGCO Corp.	44	4,536
Alamo Group, Inc.	19	2,621
Albany International Corp. Class A	4	294
Astec Industries, Inc.	91	5,267
Barnes Group, Inc.	50	2,535
Caterpillar, Inc.	1,045	190,211
Chart Industries, Inc. (a)	96	11,308
CIRCOR International, Inc. (a)	7	269
Colfax Corp. (a)	90	3,442
Crane Co.	20	1,553
Cummins, Inc.	475	107,872
Deere & Co.	1,008	271,202
Donaldson Co., Inc.	113	6,314
Dover Corp.	278	35,097
Enerpac Tool Group Corp.	21	475
EnPro Industries, Inc.	7	529
ESCO Technologies, Inc.	51	5,264
Federal Signal Corp.	104	3,450
Flowserve Corp.	20	737
Fortive Corp.	651	46,104
Franklin Electric Co., Inc.	106	7,336
Graco, Inc.	580	41,963
Greenbrier Cos., Inc.	3	109
Hillenbrand, Inc.	30	1,194
IDEX Corp.	204	40,637
Illinois Tool Works, Inc.	777	158,415
Ingersoll Rand, Inc. (a)	812	36,995
ITT, Inc.	148	11,399
John Bean Technologies Corp.	22	2,505
Kennametal, Inc.	64	2,319
Lincoln Electric Holdings, Inc.	109	12,671
Lindsay Corp.	21	2,698
Lydall, Inc. (a)	2	60
Mueller Industries, Inc.	67	2,352
Nordson Corp.	170	34,161
Oshkosh Corp.	87	7,488
Otis Worldwide Corp.	1,519	102,608
PACCAR, Inc.	956	82,484
Parker-Hannifin Corp.	288	78,454
Pentair PLC	328	17,414
Proto Labs, Inc. (a)	88	13,499
Snap-on, Inc.	49	8,386
SPX Corp. (a)	75	4,091
SPX FLOW, Inc. (a)	50	2,898
Standex International Corp.	1	78
Stanley Black & Decker, Inc.	309	55,175
Tennant Co.	17	1,193
Terex Corp.	6	209
Timken Co.	133	10,289
Toro Co.	207	19,632
Trinity Industries, Inc. (c)	149	3,932
Wabash National Corp.	28	482
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	34	$ 4,138
Westinghouse Air Brake Technologies Corp.	161	11,785
Woodward, Inc.	5	608
Xylem, Inc.	348	35,423
		1,514,160
MARINE — 0.0% (b)
Kirby Corp. (a)	5	259
Matson, Inc.	69	3,931
SEACOR Holdings, Inc. (a)	25	1,036
		5,226
MEDIA — 1.1%
AMC Networks, Inc. Class A (a) (c)	61	2,182
Cable One, Inc.	20	44,554
Charter Communications, Inc. Class A (a)	506	334,744
Comcast Corp. Class A	8,798	461,015
Discovery, Inc. Class A (a) (c)	66	1,986
Discovery, Inc. Class C (a)	139	3,640
DISH Network Corp. Class A (a)	159	5,142
EW Scripps Co. Class A	6	92
Fox Corp. Class A	338	9,843
Fox Corp. Class B (a)	78	2,253
Gannett Co., Inc. (a)	86	289
Interpublic Group of Cos., Inc.	261	6,139
John Wiley & Sons, Inc. Class A	5	228
Meredith Corp.	78	1,498
New York Times Co. Class A	476	24,643
News Corp. Class A	580	10,423
News Corp. Class B	250	4,442
Omnicom Group, Inc.	85	5,301
TechTarget, Inc. (a)	132	7,803
TEGNA, Inc.	153	2,134
ViacomCBS, Inc. Class B	362	13,488
		941,839
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	18	302
Arconic Corp. (a)	492	14,662
Carpenter Technology Corp.	45	1,311
Century Aluminum Co. (a)	141	1,555
Cleveland-Cliffs, Inc. (c)	298	4,339
Commercial Metals Co.	230	4,724
Compass Minerals International, Inc.	24	1,481
Freeport-McMoRan, Inc.	6,167	160,465
Materion Corp.	40	2,549
Newmont Corp.	3,410	204,225
Nucor Corp.	162	8,617
Reliance Steel & Aluminum Co.	58	6,946
Royal Gold, Inc.	109	11,593
Steel Dynamics, Inc.	282	10,397
SunCoke Energy, Inc.	23	100
TimkenSteel Corp. (a)	78	364

See accompanying notes to financial statements.
59

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
United States Steel Corp.	29	$ 486
Worthington Industries, Inc.	49	2,516
		436,632
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	20	223
ARMOUR Residential REIT, Inc.	52	561
Granite Point Mortgage Trust, Inc. REIT	39	390
Invesco Mortgage Capital, Inc. REIT (c)	459	1,551
New York Mortgage Trust, Inc. REIT	662	2,443
PennyMac Mortgage Investment Trust REIT	15	264
Redwood Trust, Inc. REIT	138	1,212
		6,644
MULTI-UTILITIES — 0.4%
Ameren Corp.	422	32,941
Avista Corp.	44	1,766
Black Hills Corp.	24	1,475
CenterPoint Energy, Inc.	215	4,653
CMS Energy Corp.	405	24,709
Consolidated Edison, Inc.	301	21,753
Dominion Energy, Inc.	1,144	86,029
DTE Energy Co.	236	28,653
MDU Resources Group, Inc.	185	4,873
NiSource, Inc.	252	5,781
NorthWestern Corp.	34	1,982
Public Service Enterprise Group, Inc.	456	26,585
Sempra Energy	186	23,698
WEC Energy Group, Inc.	609	56,046
		320,944
MULTILINE RETAIL — 0.7%
Big Lots, Inc. (c)	202	8,672
Dollar General Corp.	847	178,124
Dollar Tree, Inc. (a)	152	16,422
Kohl's Corp.	27	1,099
Macy's, Inc. (c)	162	1,822
Nordstrom, Inc. (c)	16	499
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	171	13,983
Target Corp.	2,125	375,126
		595,747
OIL, GAS & CONSUMABLE FUELS — 0.2%
Apache Corp.	65	922
Cabot Oil & Gas Corp.	578	9,410
Callon Petroleum Co. (a)	1	13
Chevron Corp.	248	20,944
Cimarex Energy Co.	22	825
CNX Resources Corp. (a)	419	4,525
Concho Resources, Inc.	41	2,392
Security Description	Shares	Value
ConocoPhillips	138	$ 5,519
CONSOL Energy, Inc. (a)	152	1,096
Devon Energy Corp.	78	1,233
Diamondback Energy, Inc.	6	290
EOG Resources, Inc.	110	5,486
EQT Corp.	756	9,609
Equitrans Midstream Corp.	30	241
Exxon Mobil Corp.	586	24,155
Green Plains, Inc. (a)	63	830
Hess Corp.	35	1,848
HollyFrontier Corp.	26	672
Kinder Morgan, Inc.	251	3,431
Marathon Oil Corp.	145	967
Marathon Petroleum Corp.	84	3,474
Matador Resources Co. (a)	22	265
Murphy Oil Corp. (c)	28	339
Occidental Petroleum Corp.	160	2,770
ONEOK, Inc.	54	2,073
PBF Energy, Inc. Class A	63	447
PDC Energy, Inc. (a)	71	1,458
Penn Virginia Corp. (a) (c)	21	213
Phillips 66	57	3,987
Pioneer Natural Resources Co.	65	7,403
QEP Resources, Inc.	39	93
Range Resources Corp.	1,088	7,290
Renewable Energy Group, Inc. (a)	201	14,235
SM Energy Co.	54	330
Southwestern Energy Co. (a)	1,641	4,890
Valero Energy Corp.	53	2,998
Williams Cos., Inc.	1,405	28,170
World Fuel Services Corp.	8	249
		175,092
PAPER & FOREST PRODUCTS — 0.0% (b)
Clearwater Paper Corp. (a)	85	3,209
Domtar Corp.	6	190
Glatfelter Corp.	57	933
Louisiana-Pacific Corp.	222	8,252
Neenah, Inc.	5	276
Schweitzer-Mauduit International, Inc.	13	523
		13,383
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	42	295
Edgewell Personal Care Co.	12	415
Estee Lauder Cos., Inc. Class A	609	162,110
Inter Parfums, Inc.	25	1,512
Medifast, Inc.	45	8,835
Nu Skin Enterprises, Inc. Class A	103	5,627
USANA Health Sciences, Inc. (a)	30	2,313
		181,107
PHARMACEUTICALS — 3.2%
ANI Pharmaceuticals, Inc. (a)	47	1,365
Bristol-Myers Squibb Co.	4,350	269,830
Catalent, Inc. (a)	697	72,537

See accompanying notes to financial statements.
60

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Corcept Therapeutics, Inc. (a)	281	$ 7,351
Eli Lilly & Co.	2,758	465,661
Endo International PLC (a)	41	294
Innoviva, Inc. (a)	110	1,363
Jazz Pharmaceuticals PLC (a)	122	20,136
Johnson & Johnson	6,437	1,013,055
Lannett Co., Inc. (a) (c)	22	143
Merck & Co., Inc.	3,579	292,762
Nektar Therapeutics (a)	149	2,533
Pacira BioSciences, Inc. (a)	139	8,318
Perrigo Co. PLC	123	5,501
Pfizer, Inc.	7,866	289,547
Phibro Animal Health Corp. Class A	2	39
Prestige Consumer Healthcare, Inc. (a)	126	4,394
Supernus Pharmaceuticals, Inc. (a)	5	126
Viatris, Inc. (a)	419	7,852
Zoetis, Inc.	1,529	253,050
		2,715,857
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	75	6,265
CoreLogic, Inc.	345	26,675
Equifax, Inc.	297	57,273
Exponent, Inc.	126	11,344
FTI Consulting, Inc. (a)	42	4,692
Heidrick & Struggles International, Inc.	41	1,205
IHS Markit, Ltd.	816	73,301
Insperity, Inc.	21	1,710
Korn Ferry	28	1,218
ManpowerGroup, Inc.	24	2,164
Nielsen Holdings PLC	48	1,002
Resources Connection, Inc.	160	2,011
Robert Half International, Inc.	135	8,435
Verisk Analytics, Inc.	522	108,362
		305,657
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	323	20,259
Jones Lang LaSalle, Inc.	22	3,264
Marcus & Millichap, Inc. (a)	2	75
Realogy Holdings Corp. (a) (c)	470	6,166
		29,764
ROAD & RAIL — 1.1%
ArcBest Corp.	78	3,328
Avis Budget Group, Inc. (a)	7	261
CSX Corp.	1,674	151,915
Heartland Express, Inc.	22	398
JB Hunt Transport Services, Inc.	161	22,001
Kansas City Southern	303	61,851
Knight-Swift Transportation Holdings, Inc.	275	11,501
Landstar System, Inc.	91	12,254
Marten Transport, Ltd.	238	4,101
Security Description	Shares	Value
Norfolk Southern Corp.	689	$ 163,713
Old Dominion Freight Line, Inc.	383	74,754
Ryder System, Inc.	29	1,791
Saia, Inc. (a)	107	19,346
Union Pacific Corp.	1,990	414,358
Werner Enterprises, Inc.	142	5,569
		947,141
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Energy Industries, Inc. (a)	74	7,176
Advanced Micro Devices, Inc. (a)	6,028	552,828
Analog Devices, Inc.	824	121,729
Applied Materials, Inc.	1,763	152,147
Axcelis Technologies, Inc. (a)	53	1,543
Broadcom, Inc.	1,294	566,578
Brooks Automation, Inc.	143	9,703
CEVA, Inc. (a)	84	3,822
Cirrus Logic, Inc. (a)	103	8,467
CMC Materials, Inc.	34	5,144
Cohu, Inc.	70	2,673
Cree, Inc. (a)	381	40,348
Diodes, Inc. (a)	138	9,729
DSP Group, Inc. (a)	27	448
Enphase Energy, Inc. (a)	629	110,371
First Solar, Inc. (a)	273	27,005
FormFactor, Inc. (a)	188	8,088
Ichor Holdings, Ltd. (a)	8	241
Intel Corp.	3,675	183,088
KLA Corp.	420	108,742
Kulicke & Soffa Industries, Inc.	131	4,167
Lam Research Corp.	468	221,022
Maxim Integrated Products, Inc.	721	63,917
MaxLinear, Inc. (a) (c)	224	8,555
Microchip Technology, Inc.	487	67,260
Micron Technology, Inc. (a)	1,573	118,258
MKS Instruments, Inc.	92	13,841
Monolithic Power Systems, Inc.	203	74,345
NVIDIA Corp.	3,105	1,621,431
Onto Innovation, Inc. (a)	44	2,092
PDF Solutions, Inc. (a)	155	3,348
Photronics, Inc. (a)	197	2,199
Power Integrations, Inc.	176	14,407
Qorvo, Inc. (a)	499	82,969
QUALCOMM, Inc.	4,791	729,861
Rambus, Inc. (a)	161	2,811
Semtech Corp. (a)	129	9,300
Silicon Laboratories, Inc. (a)	51	6,494
Skyworks Solutions, Inc.	709	108,392
SolarEdge Technologies, Inc. (a)	257	82,014
Synaptics, Inc. (a)	168	16,195
Teradyne, Inc.	534	64,021
Texas Instruments, Inc.	2,711	444,956
Ultra Clean Holdings, Inc. (a)	67	2,087
Universal Display Corp.	39	8,962
Veeco Instruments, Inc. (a)	63	1,094

See accompanying notes to financial statements.
61

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xilinx, Inc.	660	$ 93,568
		5,787,436
SOFTWARE — 13.0%
8x8, Inc. (a)	68	2,344
ACI Worldwide, Inc. (a)	78	2,998
Adobe, Inc. (a)	2,160	1,080,259
Agilysys, Inc. (a)	25	959
Alarm.com Holdings, Inc. (a)	98	10,138
ANSYS, Inc. (a)	342	124,420
Autodesk, Inc. (a)	931	284,272
Blackbaud, Inc.	6	345
Bottomline Technologies DE, Inc. (a)	65	3,428
Cadence Design Systems, Inc. (a)	1,183	161,397
CDK Global, Inc.	81	4,198
Ceridian HCM Holding, Inc. (a)	554	59,034
Citrix Systems, Inc.	397	51,650
CommVault Systems, Inc. (a)	30	1,661
Ebix, Inc. (c)	2	76
Fair Isaac Corp. (a)	104	53,148
Fortinet, Inc. (a)	501	74,414
InterDigital, Inc.	21	1,274
Intuit, Inc.	842	319,834
J2 Global, Inc. (a)	18	1,758
LivePerson, Inc. (a) (c)	235	14,624
Manhattan Associates, Inc. (a)	175	18,406
Microsoft Corp.	30,157	6,707,520
MicroStrategy, Inc. Class A (a)	7	2,720
NortonLifeLock, Inc.	2,510	52,158
OneSpan, Inc. (a)	111	2,295
Oracle Corp.	3,648	235,989
Paycom Software, Inc. (a)	184	83,214
Paylocity Holding Corp. (a)	147	30,269
Progress Software Corp.	91	4,112
PTC, Inc. (a)	315	37,677
Qualys, Inc. (a)	83	10,115
salesforce.com, Inc. (a)	3,882	863,861
ServiceNow, Inc. (a)	978	538,321
SPS Commerce, Inc. (a)	110	11,945
Synopsys, Inc. (a)	645	167,210
Teradata Corp. (a) (c)	17	382
Tyler Technologies, Inc. (a)	129	56,311
Xperi Holding Corp.	5	105
		11,074,841
SPECIALTY RETAIL — 2.4%
Abercrombie & Fitch Co. Class A	6	122
Advance Auto Parts, Inc.	80	12,601
American Eagle Outfitters, Inc.	28	562
Asbury Automotive Group, Inc. (a)	17	2,478
AutoNation, Inc. (a)	86	6,002
AutoZone, Inc. (a)	39	46,232
Bed Bath & Beyond, Inc. (c)	293	5,204
Best Buy Co., Inc.	979	97,694
Buckle, Inc. (c)	54	1,577
Caleres, Inc.	5	78
Security Description	Shares	Value
CarMax, Inc. (a)	231	$ 21,820
Children's Place, Inc.	1	50
Designer Brands, Inc. Class A	133	1,017
Dick's Sporting Goods, Inc.	276	15,514
Five Below, Inc. (a)	81	14,173
Foot Locker, Inc.	16	647
GameStop Corp. Class A (a) (c)	312	5,878
Gap, Inc.	397	8,015
Genesco, Inc. (a)	49	1,474
Group 1 Automotive, Inc.	5	656
Guess?, Inc.	50	1,131
Haverty Furniture Cos., Inc.	118	3,265
Home Depot, Inc.	3,186	846,265
L Brands, Inc.	1,172	43,587
Lithia Motors, Inc. Class A	96	28,096
Lowe's Cos., Inc.	3,107	498,705
Lumber Liquidators Holdings, Inc. (a)	140	4,304
MarineMax, Inc. (a)	30	1,051
Michaels Cos., Inc. (a) (c)	25	325
Monro, Inc.	4	213
Murphy USA, Inc.	53	6,936
ODP Corp.	61	1,787
O'Reilly Automotive, Inc. (a)	143	64,717
Rent-A-Center, Inc.	108	4,135
RH (a) (c)	78	34,907
Ross Stores, Inc.	234	28,738
Sally Beauty Holdings, Inc. (a)	64	835
Signet Jewelers, Ltd.	23	627
Sleep Number Corp. (a)	37	3,029
Sonic Automotive, Inc. Class A	80	3,086
Tiffany & Co.	125	16,431
TJX Cos., Inc.	1,388	94,787
Tractor Supply Co.	494	69,447
Ulta Beauty, Inc. (a)	65	18,665
Urban Outfitters, Inc. (a)	7	179
Williams-Sonoma, Inc.	296	30,145
		2,047,187
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.0%
3D Systems Corp. (a) (c)	23	241
Apple, Inc.	76,089	10,096,250
Diebold Nixdorf, Inc. (a)	9	96
Hewlett Packard Enterprise Co.	166	1,967
HP, Inc.	3,004	73,868
NCR Corp. (a) (c)	50	1,879
NetApp, Inc.	155	10,267
Seagate Technology PLC	201	12,494
Western Digital Corp.	117	6,481
Xerox Holdings Corp.	75	1,739
		10,205,282
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	26	1,092
Carter's, Inc.	51	4,798

See accompanying notes to financial statements.
62

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Columbia Sportswear Co.	12	$ 1,049
Crocs, Inc. (a)	200	12,532
Deckers Outdoor Corp. (a)	107	30,686
Fossil Group, Inc. (a)	39	338
G-III Apparel Group, Ltd. (a)	4	95
Hanesbrands, Inc. (c)	672	9,798
Kontoor Brands, Inc. (a) (c)	4	162
NIKE, Inc. Class B	4,677	661,655
Oxford Industries, Inc.	5	328
PVH Corp.	7	657
Ralph Lauren Corp.	6	622
Skechers U.S.A., Inc. Class A (a)	132	4,744
Steven Madden, Ltd.	29	1,024
Tapestry, Inc.	51	1,585
Under Armour, Inc. Class A (a)	89	1,528
Under Armour, Inc. Class C (a)	158	2,351
VF Corp.	288	24,598
Wolverine World Wide, Inc.	49	1,531
		761,173
THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Axos Financial, Inc. (a)	28	1,051
Essent Group, Ltd.	72	3,110
Flagstar Bancorp, Inc.	9	367
HomeStreet, Inc.	25	844
Meta Financial Group, Inc.	4	146
Mr Cooper Group, Inc. (a)	309	9,588
New York Community Bancorp, Inc.	180	1,899
NMI Holdings, Inc. Class A (a)	13	294
Northwest Bancshares, Inc.	24	306
Provident Financial Services, Inc.	63	1,132
TrustCo Bank Corp. NY	129	860
Walker & Dunlop, Inc.	26	2,393
Washington Federal, Inc.	29	746
		22,736
TOBACCO — 0.3%
Altria Group, Inc.	2,153	88,273
Philip Morris International, Inc.	2,204	182,469
Universal Corp.	29	1,410
Vector Group, Ltd.	236	2,749
		274,901
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	45	3,510
Boise Cascade Co.	96	4,589
Fastenal Co.	1,845	90,091
GATX Corp.	23	1,913
GMS, Inc. (a)	51	1,554
MSC Industrial Direct Co., Inc. Class A	53	4,473
NOW, Inc. (a)	214	1,536
Security Description	Shares	Value
United Rentals, Inc. (a)	237	$ 54,963
W.W. Grainger, Inc.	122	49,817
Watsco, Inc.	114	25,827
		238,273
WATER UTILITIES — 0.1%
American States Water Co.	24	1,908
American Water Works Co., Inc.	501	76,889
California Water Service Group	19	1,027
Essential Utilities, Inc.	201	9,505
		89,329
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	212	9,169
Spok Holdings, Inc.	25	278
Telephone & Data Systems, Inc.	48	891
T-Mobile US, Inc. (a)	2,170	292,625
		302,963
TOTAL COMMON STOCKS (Cost $65,689,584)		85,088,112
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	65,308	65,321
State Street Navigator Securities Lending Portfolio II (d) (g)	100,678	100,678
TOTAL SHORT-TERM INVESTMENTS (Cost $165,999)		165,999
TOTAL INVESTMENTS — 100.1% (Cost $65,855,583)		85,254,111
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(72,324)
NET ASSETS — 100.0%		$ 85,181,787
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,088,112	$—	$—	$85,088,112
Short-Term Investments	165,999	—	—	165,999
TOTAL INVESTMENTS	$ 85,254,111	$—	$—	$ 85,254,111
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	477	$ 30,313	$ 29,091	$ 41,610	$(1,437)	$6,714	317	$ 23,071	$ 624
State Street Institutional Liquid Reserves Fund, Premier Class	47,960	47,979	828,476	811,103	(28)	(3)	65,308	65,321	45
State Street Navigator Securities Lending Portfolio II	56,790	56,790	361,660	317,772	—	—	100,678	100,678	331
Total		$135,082	$1,219,227	$1,170,485	$(1,465)	$ 6,711		$189,070	$1,000
See accompanying notes to financial statements.
64

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.6%
Teledyne Technologies, Inc. (a)	10,040	$ 3,935,479
AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	41,044	3,852,800
Expeditors International of Washington, Inc.	46,605	4,432,602
		8,285,402
BEVERAGES — 2.0%
Coca-Cola Co.	122,419	6,713,458
PepsiCo, Inc.	38,028	5,639,552
		12,353,010
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	14,076	3,856,402
CAPITAL MARKETS — 3.3%
CME Group, Inc.	31,004	5,644,278
FactSet Research Systems, Inc.	10,911	3,627,908
Intercontinental Exchange, Inc.	77,153	8,894,969
Morningstar, Inc.	8,856	2,050,784
		20,217,939
CHEMICALS — 2.0%
Ecolab, Inc.	27,931	6,043,151
Linde PLC (a)	23,091	6,084,710
		12,127,861
COMMERCIAL SERVICES & SUPPLIES — 3.5%
Cintas Corp.	15,432	5,454,595
Republic Services, Inc.	106,949	10,299,188
Waste Management, Inc.	45,085	5,316,874
		21,070,657
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	22,114	3,027,185
Ball Corp.	39,319	3,663,744
Sonoco Products Co.	33,958	2,012,012
		8,702,941
DIVERSIFIED CONSUMER SERVICES — 1.4%
Bright Horizons Family Solutions, Inc. (a)	29,488	5,101,129
Service Corp. International	68,496	3,363,154
		8,464,283
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	37,650	8,729,906
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	58,943	3,462,901
ELECTRIC UTILITIES — 2.5%
Duke Energy Corp.	62,785	5,748,595
Hawaiian Electric Industries, Inc.	31,588	1,117,899
Security Description	Shares	Value
NextEra Energy, Inc.	103,744	$ 8,003,850
		14,870,344
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	40,502	4,898,312
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	45,207	5,911,719
Dolby Laboratories, Inc. Class A	28,394	2,757,909
Vontier Corp. (a)	19,112	638,341
		9,307,969
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.1%
Alexandria Real Estate Equities, Inc. REIT	38,534	6,867,530
Apartment Income REIT Corp. (a)	51,347	1,972,238
Apartment Investment & Management Co. Class A REIT	51,347	271,112
AvalonBay Communities, Inc. REIT	32,191	5,164,402
Camden Property Trust REIT	39,556	3,952,436
Crown Castle International Corp. REIT	40,166	6,394,026
Douglas Emmett, Inc. REIT	71,093	2,074,494
EastGroup Properties, Inc. REIT	16,044	2,215,035
Equity Commonwealth REIT	40,471	1,104,049
Equity LifeStyle Properties, Inc. REIT	72,646	4,602,851
Equity Residential REIT	74,547	4,419,146
Essex Property Trust, Inc. REIT	24,355	5,782,364
Federal Realty Investment Trust REIT	30,704	2,613,524
Invitation Homes, Inc. REIT	235,050	6,980,985
Mid-America Apartment Communities, Inc. REIT	43,377	5,495,432
National Health Investors, Inc. REIT (b)	29,920	2,069,566
PS Business Parks, Inc. REIT	8,497	1,128,996
Sun Communities, Inc. REIT	36,731	5,581,275
UDR, Inc. REIT	114,886	4,415,069
		73,104,530
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	9,932	3,742,179
Sysco Corp.	92,596	6,876,179
		10,618,358
GAS UTILITIES — 0.6%
Atmos Energy Corp.	38,434	3,667,757
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Danaher Corp.	27,380	6,082,193
Medtronic PLC	39,590	4,637,573
STERIS PLC	21,295	4,036,254
Stryker Corp.	23,349	5,721,439
		20,477,459

See accompanying notes to financial statements.
65

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Laboratory Corp. of America Holdings (a)	22,237	$ 4,526,341
HOTELS, RESTAURANTS & LEISURE — 2.8%
McDonald's Corp.	31,128	6,679,446
Starbucks Corp.	49,803	5,327,925
Yum! Brands, Inc.	47,701	5,178,421
		17,185,792
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	37,988	5,285,650
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	19,958	3,488,459
Honeywell International, Inc.	30,722	6,534,569
Roper Technologies, Inc.	8,928	3,848,772
		13,871,800
INSURANCE — 16.4%
Aflac, Inc.	190,304	8,462,819
Alleghany Corp.	5,521	3,332,972
American Financial Group, Inc.	36,990	3,241,064
Aon PLC Class A	38,345	8,101,148
Arch Capital Group, Ltd. (a)	173,442	6,256,053
Arthur J Gallagher & Co.	70,630	8,737,637
Brown & Brown, Inc.	84,064	3,985,474
Chubb, Ltd.	65,267	10,045,897
CNA Financial Corp.	117,134	4,563,541
Everest Re Group, Ltd.	16,649	3,897,364
Globe Life, Inc.	45,764	4,345,749
Loews Corp.	102,899	4,632,513
Markel Corp. (a)	6,217	6,424,026
Marsh & McLennan Cos., Inc.	79,802	9,336,834
Old Republic International Corp.	112,877	2,224,806
RenaissanceRe Holdings, Ltd.	17,205	2,852,933
Willis Towers Watson PLC	20,812	4,384,672
WR Berkley Corp.	60,425	4,013,429
		98,838,931
INTERACTIVE MEDIA & SERVICES — 0.7%
Alphabet, Inc. Class A (a)	2,266	3,971,482
IT SERVICES — 9.3%
Accenture PLC Class A	19,242	5,026,203
Amdocs, Ltd.	55,405	3,929,877
Automatic Data Processing, Inc.	25,082	4,419,448
Black Knight, Inc. (a)	54,233	4,791,486
Broadridge Financial Solutions, Inc.	24,926	3,818,663
Fidelity National Information Services, Inc.	34,330	4,856,322
Fiserv, Inc. (a)	42,660	4,857,268
Genpact, Ltd.	81,855	3,385,523
GoDaddy, Inc. Class A (a)	58,269	4,833,414
Jack Henry & Associates, Inc.	20,376	3,300,708
Paychex, Inc.	55,175	5,141,206
Visa, Inc. Class A	35,032	7,662,549
		56,022,667
Security Description	Shares	Value
MACHINERY — 3.3%
Fortive Corp.	48,401	$ 3,427,759
Graco, Inc.	60,352	4,366,467
IDEX Corp.	20,080	3,999,936
Illinois Tool Works, Inc.	18,478	3,767,295
Toro Co.	42,987	4,076,887
		19,638,344
MEDIA — 1.9%
Cable One, Inc.	1,873	4,172,519
Comcast Corp. Class A	69,564	3,645,154
Omnicom Group, Inc.	55,324	3,450,558
		11,268,231
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.6%
AGNC Investment Corp. REIT	263,676	4,113,345
Annaly Capital Management, Inc. REIT	649,687	5,489,855
Blackstone Mortgage Trust, Inc. Class A REIT	71,337	1,963,908
Chimera Investment Corp. REIT	101,400	1,039,350
Starwood Property Trust, Inc. REIT	145,117	2,800,758
		15,407,216
MULTI-UTILITIES — 2.3%
Ameren Corp.	76,051	5,936,541
Dominion Energy, Inc.	72,546	5,455,459
MDU Resources Group, Inc.	91,124	2,400,206
		13,792,206
OIL, GAS & CONSUMABLE FUELS — 0.9%
Chevron Corp.	32,482	2,743,105
Exxon Mobil Corp.	67,562	2,784,906
		5,528,011
PHARMACEUTICALS — 3.3%
Eli Lilly & Co.	19,020	3,211,337
Johnson & Johnson	32,278	5,079,912
Merck & Co., Inc.	40,572	3,318,789
Pfizer, Inc.	102,865	3,786,461
Viatris, Inc. (a)	12,770	239,310
Zoetis, Inc.	24,557	4,064,183
		19,699,992
PROFESSIONAL SERVICES — 1.0%
Verisk Analytics, Inc.	27,948	5,801,725
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	24,432	4,010,024
SOFTWARE — 5.2%
Adobe, Inc. (a)	8,907	4,454,569
Check Point Software Technologies, Ltd. (a) (b)	29,700	3,947,427
Citrix Systems, Inc.	20,025	2,605,252
Intuit, Inc.	11,656	4,427,532
J2 Global, Inc. (a)	18,179	1,775,906
Microsoft Corp.	17,648	3,925,268

See accompanying notes to financial statements.
66

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	68,681	$ 4,442,974
Synopsys, Inc. (a)	22,365	5,797,903
		31,376,831
SPECIALTY RETAIL — 4.0%
AutoZone, Inc. (a)	2,752	3,262,331
Home Depot, Inc.	20,023	5,318,509
O'Reilly Automotive, Inc. (a)	8,928	4,040,545
Ross Stores, Inc.	39,222	4,816,854
TJX Cos., Inc.	94,662	6,464,468
		23,902,707
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Watsco, Inc.	12,450	2,820,548
TOTAL COMMON STOCKS (Cost $548,798,360)		601,100,008
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	590,687	590,805
State Street Navigator Securities Lending Portfolio II (e) (f)	3,603,785	3,603,785
TOTAL SHORT-TERM INVESTMENTS (Cost $4,194,590)		4,194,590
TOTAL INVESTMENTS — 100.4% (Cost $552,992,950)		605,294,598
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,467,292)
NET ASSETS — 100.0%		$ 602,827,306

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$601,100,008	$—	$—	$601,100,008
Short-Term Investments	4,194,590	—	—	4,194,590
TOTAL INVESTMENTS	$605,294,598	$—	$—	$605,294,598
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,425	$ 608,669	$10,989,819	$ 11,007,560	$17	$(140)	590,687	$ 590,805	$ 693
State Street Navigator Securities Lending Portfolio II	2,070,090	2,070,090	6,076,686	4,542,991	—	—	3,603,785	3,603,785	964
Total		$2,678,759	$17,066,505	$15,550,551	$17	$(140)		$4,194,590	$1,657
See accompanying notes to financial statements.
67

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.6%
Kaman Corp.	12,515	$ 714,982
National Presto Industries, Inc.	6,131	542,164
		1,257,146
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	6,838	525,432
AUTO COMPONENTS — 0.9%
Cooper Tire & Rubber Co.	11,761	476,320
Dorman Products, Inc. (a)	4,550	395,031
Gentherm, Inc. (a)	6,807	443,953
LCI Industries	2,899	375,942
Standard Motor Products, Inc.	7,319	296,127
		1,987,373
BANKS — 13.8%
1st Constitution Bancorp (b)	21,963	348,553
1st Source Corp.	16,375	659,913
Arrow Financial Corp.	20,576	615,428
Bank of Commerce Holdings	36,007	356,469
Bank of Hawaii Corp.	8,736	669,352
Bank of Marin Bancorp	17,986	617,639
BankFinancial Corp.	29,390	258,044
Banner Corp.	13,396	624,120
Baycom Corp. (a) (b)	27,303	414,187
BCB Bancorp, Inc.	29,478	326,321
Brookline Bancorp, Inc.	51,911	625,008
Central Pacific Financial Corp.	32,137	610,924
City Holding Co.	8,064	560,851
Community Bank System, Inc.	8,490	529,012
Community Bankers Trust Corp.	52,812	356,481
Community Trust Bancorp, Inc.	16,583	614,400
Financial Institutions, Inc.	29,336	660,060
First Bancshares, Inc.	26,072	805,103
First Bank	36,124	338,843
First Busey Corp.	28,248	608,744
First Financial Corp.	14,380	558,663
First Interstate BancSystem, Inc. Class A	16,762	683,387
First Mid-Illinois Bancshares, Inc. (b)	22,928	771,757
Fulton Financial Corp.	36,508	464,382
Guaranty Bancshares, Inc.	13,724	411,034
HarborOne Bancorp, Inc. (a)	72,277	784,928
HomeTrust Bancshares, Inc.	36,999	714,451
Howard Bancorp, Inc. (a)	27,705	327,196
Independent Bank Corp.	46,423	857,433
Investar Holding Corp.	27,830	460,308
Investors Bancorp, Inc.	84,844	895,953
LCNB Corp.	19,363	284,442
Macatawa Bank Corp.	53,795	450,264
NBT Bancorp, Inc.	16,583	532,314
Nicolet Bankshares, Inc. (a)	12,233	811,660
Old National Bancorp	32,551	539,045
Orrstown Financial Services, Inc.	22,807	377,456
Security Description	Shares	Value
Park National Corp.	6,531	$ 685,820
PCB Bancorp	23,125	233,794
Peoples Bancorp, Inc.	21,656	586,661
QCR Holdings, Inc.	17,362	687,362
Reliant Bancorp, Inc.	32,787	610,494
Republic Bancorp, Inc. Class A	14,977	540,220
Sandy Spring Bancorp, Inc.	22,767	732,870
Select Bancorp, Inc. (a)	32,381	306,648
Shore Bancshares, Inc.	21,150	308,790
Southern National Bancorp of Virginia, Inc.	46,691	565,428
Southside Bancshares, Inc.	16,841	522,576
Stock Yards Bancorp, Inc.	16,617	672,656
Tompkins Financial Corp.	6,546	462,148
TriCo Bancshares	19,266	679,704
Washington Trust Bancorp, Inc.	13,436	601,933
West Bancorporation, Inc.	27,469	530,152
		29,251,381
BIOTECHNOLOGY — 0.6%
Alkermes PLC (a)	7,211	143,860
Anika Therapeutics, Inc. (a)	4,368	197,696
Emergent BioSolutions, Inc. (a)	2,257	202,227
Ironwood Pharmaceuticals, Inc. (a) (b)	11,676	132,990
Ligand Pharmaceuticals, Inc. (a) (b)	1,345	133,760
Myriad Genetics, Inc. (a)	8,327	164,666
Sinovac Biotech, Ltd. (a) (b)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	11,515	151,307
		1,320,658
BUILDING PRODUCTS — 0.4%
AAON, Inc.	6,553	436,626
CSW Industrials, Inc.	4,706	526,649
		963,275
CAPITAL MARKETS — 0.4%
Diamond Hill Investment Group, Inc.	6,040	901,591
CHEMICALS — 1.6%
Balchem Corp.	3,540	407,879
Cabot Corp.	7,802	350,154
Chase Corp.	3,654	369,091
HB Fuller Co.	10,852	563,002
Innospec, Inc.	3,162	286,888
Quaker Chemical Corp.	1,690	428,229
Sensient Technologies Corp.	10,059	742,052
Stepan Co.	2,460	293,527
		3,440,822
COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc.	18,494	699,813
Brady Corp. Class A	7,594	401,115
Casella Waste Systems, Inc. Class A (a)	5,452	337,751
Covanta Holding Corp.	26,242	344,558
Deluxe Corp.	9,751	284,729

See accompanying notes to financial statements.
68

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ennis, Inc.	26,622	$ 475,203
Healthcare Services Group, Inc.	14,504	407,562
KAR Auction Services, Inc.	25,766	479,505
Kimball International, Inc. Class B	20,581	245,943
Matthews International Corp. Class A	10,553	310,258
McGrath RentCorp	5,261	353,013
SP Plus Corp. (a)	14,377	414,489
UniFirst Corp.	3,716	786,640
US Ecology, Inc.	11,211	407,296
Viad Corp.	18,245	659,922
		6,607,797
COMMUNICATIONS EQUIPMENT — 0.9%
EchoStar Corp. Class A (a)	10,687	226,457
Ituran Location and Control, Ltd.	30,823	587,178
NetScout Systems, Inc. (a)	9,226	252,977
Radware, Ltd. (a)	18,185	504,634
Viavi Solutions, Inc. (a)	20,963	313,921
		1,885,167
CONSTRUCTION & ENGINEERING — 0.4%
Ameresco, Inc. Class A (a)	5,953	310,985
Valmont Industries, Inc.	3,032	530,388
		841,373
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,835	490,027
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	26,407	979,172
UFP Technologies, Inc. (a)	9,292	433,007
		1,412,179
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	7,800	123,552
DIVERSIFIED CONSUMER SERVICES — 0.9%
Carriage Services, Inc.	16,871	528,400
Graham Holdings Co. Class B	1,808	964,351
Laureate Education, Inc. Class A (a)	23,146	337,006
		1,829,757
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp. (b)	26,860	735,158
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	4,927	205,752
ORBCOMM, Inc. (a)	152,655	1,132,700
		1,338,452
ELECTRIC UTILITIES — 0.6%
MGE Energy, Inc.	10,112	708,143
Otter Tail Corp.	15,485	659,816
		1,367,959
ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	4,124	506,468
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	12,189	$ 427,956
Badger Meter, Inc.	6,632	623,806
Benchmark Electronics, Inc.	13,644	368,524
CTS Corp.	11,272	386,968
ePlus, Inc. (a)	4,245	373,348
Plexus Corp. (a)	7,008	548,096
ScanSource, Inc. (a)	14,409	380,109
		3,108,807
ENERGY EQUIPMENT & SERVICES — 0.5%
Core Laboratories NV	16,219	429,966
Dril-Quip, Inc. (a)	3,537	104,766
Oceaneering International, Inc. (a)	44,679	355,198
Patterson-UTI Energy, Inc.	38,241	201,147
		1,091,077
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (b)	42,884	746,610
Manchester United PLC Class A (b)	22,136	370,557
Marcus Corp. (b)	35,783	482,355
Reading International, Inc. Class A (a) (b)	53,091	266,517
		1,866,039
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.2%
Acadia Realty Trust REIT	35,407	502,425
Agree Realty Corp. REIT (b)	10,888	724,923
American Assets Trust, Inc. REIT	32,818	947,784
Apple Hospitality REIT, Inc.	124,894	1,612,381
Armada Hoffler Properties, Inc. REIT	92,206	1,034,551
Brandywine Realty Trust REIT	54,271	646,368
City Office REIT, Inc.	67,268	657,208
Columbia Property Trust, Inc. REIT	63,335	908,224
Community Healthcare Trust, Inc. REIT	18,605	876,481
CTO Realty Growth, Inc.	16,654	702,133
Easterly Government Properties, Inc. REIT	39,086	885,298
Empire State Realty Trust, Inc. Class A REIT (b)	79,355	739,589
Four Corners Property Trust, Inc. REIT	33,975	1,011,436
Getty Realty Corp. REIT	38,021	1,047,098
Gladstone Commercial Corp. REIT	50,368	906,624
Independence Realty Trust, Inc. REIT	48,013	644,815
Lexington Realty Trust REIT	57,230	607,783
LTC Properties, Inc. REIT	21,247	826,721
Monmouth Real Estate Investment Corp. REIT	56,372	976,363
National Storage Affiliates Trust REIT	25,289	911,163
One Liberty Properties, Inc. REIT	39,652	795,816
Paramount Group, Inc. REIT	88,789	802,652

See accompanying notes to financial statements.
69

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	50,912	$ 826,302
Rayonier, Inc. REIT	27,290	801,780
Retail Opportunity Investments Corp. REIT	61,925	829,176
Retail Properties of America, Inc. Class A REIT	114,524	980,325
RPT Realty REIT	59,329	513,196
UMH Properties, Inc. REIT	46,567	689,657
Washington Real Estate Investment Trust	21,034	454,965
		23,863,237
FOOD & STAPLES RETAILING — 0.6%
PriceSmart, Inc.	5,404	492,250
Village Super Market, Inc. Class A (b)	12,107	267,080
Weis Markets, Inc.	8,734	417,573
		1,176,903
FOOD PRODUCTS — 1.2%
Alico, Inc.	9,321	289,138
Cal-Maine Foods, Inc. (a)	6,123	229,857
Farmer Brothers Co. (a)	30,818	143,920
Hostess Brands, Inc. (a)	24,133	353,307
J&J Snack Foods Corp.	5,349	831,074
Landec Corp. (a)	27,421	297,518
Simply Good Foods Co. (a)	16,282	510,604
		2,655,418
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp.	6,013	650,667
Northwest Natural Holding Co.	9,207	423,430
		1,074,097
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
AngioDynamics, Inc. (a)	30,295	464,422
AtriCure, Inc. (a)	5,993	333,630
Atrion Corp.	454	291,577
Avanos Medical, Inc. (a)	4,464	204,808
Cantel Medical Corp.	7,195	567,398
CONMED Corp.	5,583	625,296
CryoLife, Inc. (a)	9,572	225,995
Cutera, Inc. (a)	7,042	169,783
Heska Corp. (a) (b)	1,576	229,544
Intersect ENT, Inc. (a)	10,166	232,801
iRhythm Technologies, Inc. (a)	1,684	399,462
LeMaitre Vascular, Inc.	5,441	220,361
LENSAR, Inc. (a)	3,019	21,888
LivaNova PLC (a)	4,662	308,671
Meridian Bioscience, Inc. (a)	25,531	477,174
Merit Medical Systems, Inc. (a)	3,681	204,332
Natus Medical, Inc. (a)	7,450	149,298
Neogen Corp. (a)	3,668	290,873
NuVasive, Inc. (a)	4,784	269,483
OraSure Technologies, Inc. (a)	16,169	171,149
Orthofix Medical, Inc. (a)	10,340	444,413
Security Description	Shares	Value
Oxford Immunotec Global PLC (a)	12,406	$ 216,671
Quidel Corp. (a)	1,499	269,295
SeaSpine Holdings Corp. (a)	14,737	257,161
Surmodics, Inc. (a)	4,754	206,894
Varex Imaging Corp. (a)	7,480	124,766
		7,377,145
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Acadia Healthcare Co., Inc. (a)	8,951	449,877
Addus HomeCare Corp. (a)	2,579	301,975
BioTelemetry, Inc. (a)	3,003	216,456
Brookdale Senior Living, Inc. (a)	67,527	299,145
CorVel Corp. (a)	3,736	396,016
Ensign Group, Inc.	6,737	491,262
InfuSystem Holdings, Inc. (a)	14,580	273,813
Magellan Health, Inc. (a)	3,768	312,141
MEDNAX, Inc. (a)	19,547	479,683
National HealthCare Corp.	11,254	747,378
National Research Corp.	3,870	165,443
Patterson Cos., Inc.	11,394	337,604
Premier, Inc. Class A	10,620	372,762
Providence Service Corp. (a)	4,791	664,176
RadNet, Inc. (a)	11,390	222,902
Select Medical Holdings Corp. (a)	12,208	337,673
US Physical Therapy, Inc.	4,598	552,910
		6,621,216
HEALTH CARE TECHNOLOGY — 0.9%
Allscripts Healthcare Solutions, Inc. (a)	36,509	527,190
HealthStream, Inc. (a)	12,998	283,876
HMS Holdings Corp. (a)	5,912	217,266
Omnicell, Inc. (a)	3,394	407,348
Vocera Communications, Inc. (a)	10,709	444,745
		1,880,425
HOTELS, RESTAURANTS & LEISURE — 6.3%
BJ's Restaurants, Inc.	20,044	771,494
Bloomin' Brands, Inc.	42,738	829,972
Brinker International, Inc.	27,410	1,550,584
Century Casinos, Inc. (a)	112,527	719,047
Cheesecake Factory, Inc.	23,859	884,215
Chuy's Holdings, Inc. (a)	15,342	406,410
Cracker Barrel Old Country Store, Inc.	5,758	759,595
Denny's Corp. (a)	47,313	694,555
Hyatt Hotels Corp. Class A (b)	8,624	640,332
Jack in the Box, Inc.	10,575	981,360
Lindblad Expeditions Holdings, Inc. (a) (b)	66,579	1,139,832
Monarch Casino & Resort, Inc. (a)	18,937	1,159,323
Playa Hotels & Resorts NV (a)	120,974	719,795
Ruth's Hospitality Group, Inc.	57,576	1,020,822
Six Flags Entertainment Corp.	15,790	538,439
Wyndham Destinations, Inc.	11,001	493,505
		13,309,280

See accompanying notes to financial statements.
70

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.0%
Century Communities, Inc. (a)	15,284	$ 669,133
Ethan Allen Interiors, Inc.	19,975	403,695
KB Home	16,542	554,488
MDC Holdings, Inc.	17,110	831,546
Meritage Homes Corp. (a)	7,313	605,662
Taylor Morrison Home Corp. (a)	28,886	740,926
TRI Pointe Group, Inc. (a)	30,643	528,592
		4,334,042
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	3,380	897,998
INSURANCE — 4.1%
American National Group, Inc.	9,697	932,076
AMERISAFE, Inc.	9,042	519,282
Argo Group International Holdings, Ltd.	16,342	714,145
Donegal Group, Inc. Class A	26,930	378,905
Enstar Group, Ltd. (a)	5,657	1,159,063
Horace Mann Educators Corp.	15,890	668,016
Protective Insurance Corp. Class B	17,705	242,735
Safety Insurance Group, Inc.	10,616	826,986
Selective Insurance Group, Inc.	10,457	700,410
Stewart Information Services Corp.	20,461	989,494
White Mountains Insurance Group, Ltd.	1,533	1,534,012
		8,665,124
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Qurate Retail, Inc. Class A	45,883	503,337
IT SERVICES — 2.0%
Cass Information Systems, Inc.	9,427	366,805
CSG Systems International, Inc.	7,277	327,974
ExlService Holdings, Inc. (a)	8,399	715,007
ManTech International Corp. Class A	4,915	437,140
NIC, Inc.	14,485	374,148
Perficient, Inc. (a)	9,487	452,055
Sykes Enterprises, Inc. (a)	15,851	597,107
Verra Mobility Corp. (a)	75,136	1,008,325
		4,278,561
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	31,806	763,662
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	7,997	184,891
Medpace Holdings, Inc. (a)	1,420	197,664
NeoGenomics, Inc. (a)	4,911	264,408
		646,963
MACHINERY — 2.6%
Alamo Group, Inc.	2,770	382,122
Albany International Corp. Class A	6,520	478,698
Barnes Group, Inc.	6,631	336,125
Chart Industries, Inc. (a)	4,060	478,227
Douglas Dynamics, Inc.	7,798	333,521
Security Description	Shares	Value
ESCO Technologies, Inc.	4,401	$ 454,271
Franklin Electric Co., Inc.	5,086	352,002
Hillenbrand, Inc.	15,883	632,144
Lindsay Corp.	5,080	652,577
Mueller Water Products, Inc. Class A	40,061	495,955
TriMas Corp. (a)	10,484	332,028
Watts Water Technologies, Inc. Class A	5,529	672,879
		5,600,549
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	11,318	404,845
Gannett Co., Inc. (a) (b)	79,865	268,346
John Wiley & Sons, Inc. Class A	10,950	499,977
Loral Space & Communications, Inc. (b)	17,595	369,319
Meredith Corp. (b)	10,788	207,130
MSG Networks, Inc. Class A (a) (b)	18,128	267,207
Scholastic Corp.	15,468	386,700
TEGNA, Inc.	14,830	206,878
		2,610,402
METALS & MINING — 0.4%
Compass Minerals International, Inc.	5,378	331,930
Kaiser Aluminum Corp.	4,723	467,105
		799,035
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 10.7%
AG Mortgage Investment Trust, Inc. REIT (b)	96,740	285,383
Anworth Mortgage Asset Corp. REIT	318,815	863,989
Apollo Commercial Real Estate Finance, Inc. REIT	154,951	1,730,803
Ares Commercial Real Estate Corp. REIT	121,812	1,450,781
ARMOUR Residential REIT, Inc.	66,586	718,463
Capstead Mortgage Corp. REIT	131,776	765,618
Cherry Hill Mortgage Investment Corp. REIT (b)	46,599	425,915
Dynex Capital, Inc. REIT (b)	56,926	1,013,283
Ellington Financial, Inc. REIT	162,465	2,410,981
Granite Point Mortgage Trust, Inc. REIT	233,470	2,332,365
Great Ajax Corp. REIT	45,763	478,681
Invesco Mortgage Capital, Inc. REIT (b)	94,875	320,677
KKR Real Estate Finance Trust, Inc. REIT	90,099	1,614,574
MFA Financial, Inc. REIT	289,131	1,124,720
New York Mortgage Trust, Inc. REIT	254,405	938,754
PennyMac Mortgage Investment Trust REIT	70,854	1,246,322
Ready Capital Corp. REIT	86,966	1,082,727

See accompanying notes to financial statements.
71

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Redwood Trust, Inc. REIT	105,317	$ 924,683
TPG RE Finance Trust, Inc. REIT	235,979	2,506,097
Western Asset Mortgage Capital Corp. REIT (b)	127,944	417,097
		22,651,913
MULTI-UTILITIES — 0.5%
Avista Corp.	10,639	427,049
Unitil Corp.	14,650	648,556
		1,075,605
OIL, GAS & CONSUMABLE FUELS — 1.6%
Arch Resources, Inc.	6,006	262,883
Cimarex Energy Co.	10,996	412,460
EQT Corp.	14,123	179,503
Green Plains, Inc. (a)	21,259	279,981
Magnolia Oil & Gas Corp. Class A (a) (b)	46,641	329,285
NextDecade Corp. (a)	50,696	105,955
Par Pacific Holdings, Inc. (a)	28,445	397,661
PBF Energy, Inc. Class A	12,983	92,179
PDC Energy, Inc. (a)	15,029	308,545
Permian Basin Royalty Trust (b)	57,551	190,494
REX American Resources Corp. (a)	3,665	269,268
Sabine Royalty Trust (b)	11,255	317,616
SFL Corp., Ltd. (b)	39,842	250,208
		3,396,038
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	8,440	466,901
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co.	6,636	229,473
Inter Parfums, Inc.	5,712	345,519
		574,992
PHARMACEUTICALS — 0.3%
Amphastar Pharmaceuticals, Inc. (a)	9,212	185,253
Evofem Biosciences, Inc. (a) (b)	4,565	11,002
Innoviva, Inc. (a)	11,499	142,472
Prestige Consumer Healthcare, Inc. (a)	9,309	324,605
		663,332
PROFESSIONAL SERVICES — 1.0%
CBIZ, Inc. (a)	20,501	545,532
Forrester Research, Inc. (a)	8,778	367,798
ICF International, Inc.	5,501	408,889
Kelly Services, Inc. Class A	24,028	494,256
Resources Connection, Inc.	23,525	295,709
		2,112,184
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	31,664	566,469
ROAD & RAIL — 0.5%
Heartland Express, Inc.	21,940	397,114
Marten Transport, Ltd.	17,770	306,177
Security Description	Shares	Value
Werner Enterprises, Inc.	10,604	$ 415,889
		1,119,180
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Advanced Energy Industries, Inc. (a)	4,062	393,892
DSP Group, Inc. (a)	26,362	437,346
Kulicke & Soffa Industries, Inc.	9,110	289,789
Nova Measuring Instruments, Ltd. (a)	7,686	542,632
Power Integrations, Inc.	5,036	412,247
Rambus, Inc. (a)	22,266	388,764
		2,464,670
SOFTWARE — 4.0%
8x8, Inc. (a)	15,461	532,941
ACI Worldwide, Inc. (a)	11,943	458,970
Agilysys, Inc. (a)	12,558	481,976
Allot, Ltd. (a) (b)	30,153	317,210
American Software, Inc. Class A	21,056	361,532
Blackbaud, Inc.	6,444	370,917
Bottomline Technologies DE, Inc. (a)	7,156	377,407
CommVault Systems, Inc. (a)	8,033	444,787
GTY Technology Holdings, Inc. (a) (b)	76,688	397,244
InterDigital, Inc.	7,056	428,158
Magic Software Enterprises, Ltd.	47,766	747,538
MicroStrategy, Inc. Class A (a)	2,697	1,047,919
Model N, Inc. (a) (b)	10,184	363,365
Progress Software Corp.	8,771	396,361
Sapiens International Corp. NV	14,006	428,724
SPS Commerce, Inc. (a)	4,824	523,838
Teradata Corp. (a) (b)	10,603	238,249
Verint Systems, Inc. (a)	7,627	512,382
		8,429,518
SPECIALTY RETAIL — 1.1%
American Eagle Outfitters, Inc.	24,244	486,577
Asbury Automotive Group, Inc. (a)	4,463	650,438
Haverty Furniture Cos., Inc.	13,357	369,588
Monro, Inc. (b)	4,641	247,365
Murphy USA, Inc.	2,052	268,545
Sally Beauty Holdings, Inc. (a)	18,892	246,352
		2,268,865
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
NCR Corp. (a)	14,796	555,886
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Steven Madden, Ltd.	15,771	557,032
Superior Group of Cos., Inc.	15,701	364,891
Wolverine World Wide, Inc.	16,271	508,469
		1,430,392

See accompanying notes to financial statements.
72

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 4.0%
Capitol Federal Financial, Inc.	75,507	$ 943,837
ESSA Bancorp, Inc.	17,681	265,215
Home Bancorp, Inc.	17,296	484,115
Kearny Financial Corp.	85,412	901,951
Meridian Bancorp, Inc.	60,749	905,768
Northfield Bancorp, Inc.	53,731	662,503
Northwest Bancshares, Inc.	61,324	781,268
PCSB Financial Corp.	30,936	493,120
Provident Financial Services, Inc.	74,401	1,336,242
Washington Federal, Inc.	18,649	480,025
Waterstone Financial, Inc.	46,966	883,900
Western New England Bancorp, Inc.	46,261	318,738
		8,456,682
TOBACCO — 0.3%
Universal Corp.	5,316	258,411
Vector Group, Ltd.	27,999	326,188
		584,599
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	7,173	559,422
GATX Corp.	5,194	432,037
MRC Global, Inc. (a)	26,509	175,755
MSC Industrial Direct Co., Inc. Class A	5,000	421,950
NOW, Inc. (a)	23,065	165,607
Rush Enterprises, Inc. Class A	12,812	530,673
Transcat, Inc. (a)	12,716	440,991
		2,726,435
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	12,124	455,256
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	26,867	299,030
Telephone & Data Systems, Inc.	15,226	282,747
		581,777
TOTAL COMMON STOCKS (Cost $204,872,596)		210,489,578
Security Description	Shares	Value
LIMITED PARTNERSHIPS — 0.4%
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fortress Transportation & Infrastructure Investors LLC (cost $298,007)	35,898	$ 842,167
TOTAL LIMITED PARTNERSHIPS (Cost $298,007)		842,167
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	172,012	172,046
State Street Navigator Securities Lending Portfolio II (e) (f)	3,421,120	3,421,120
TOTAL SHORT-TERM INVESTMENTS (Cost $3,593,166)		3,593,166
TOTAL INVESTMENTS — 101.2% (Cost $208,763,769)		214,924,911
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,585,775)
NET ASSETS — 100.0%		$ 212,339,136
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$210,295,426	$194,152	$—	$210,489,578
Limited Partnerships	842,167	—	—	842,167
Short-Term Investments	3,593,166	—	—	3,593,166
TOTAL INVESTMENTS	$214,730,759	$194,152	$—	$ 214,924,911
See accompanying notes to financial statements.
73

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,901	$ 272,010	$ 6,602,721	$ 6,702,582	$(103)	$—	172,012	$ 172,046	$ 107
State Street Navigator Securities Lending Portfolio II	5,030,689	5,030,689	16,269,200	17,878,769	—	—	3,421,120	3,421,120	60,442
Total		$5,302,699	$22,871,921	$24,581,351	$(103)	$—		$3,593,166	$60,549
See accompanying notes to financial statements.
74

[This Page Intentionally Left Blank]
75

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$461,318,475	$250,214,086	$463,170,900
Investments in affiliated issuers, at value	2,543,108	2,134,975	1,964,900
Total Investments	463,861,583	252,349,061	465,135,800
Net cash at broker	72,015	30,513	64,102
Cash	1,907	46,602	—
Receivable from broker — accumulated variation margin on futures contracts	38,055	6,170	9,265
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	1,073,203	214,212	668,880
Dividends receivable — affiliated issuers	75	1,048	83
Securities lending income receivable — unaffiliated issuers	134	90	80
Securities lending income receivable — affiliated issuers	546	288	634
TOTAL ASSETS	465,047,518	252,647,984	465,878,844
LIABILITIES
Payable upon return of securities loaned	1,906,842	1,590,947	1,423,183
Payable for investments purchased	—	46,602	—
Advisory fee payable	78,172	42,734	77,933
Trustees’ fees and expenses payable	341	356	434
Accrued expenses and other liabilities	522	1,897	2,144
TOTAL LIABILITIES	1,985,877	1,682,536	1,503,694
NET ASSETS	$463,061,641	$250,965,448	$464,375,150
NET ASSETS CONSIST OF:
Paid-in Capital	$474,987,650	$304,456,289	$433,471,324
Total distributable earnings (loss)	(11,926,009)	(53,490,841)	30,903,826
NET ASSETS	$463,061,641	$250,965,448	$464,375,150
NET ASSET VALUE PER SHARE
Net asset value per share	$ 75.17	$ 85.07	$ 89.82
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,160,000	2,950,000	5,170,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$401,361,713	$208,836,585	$374,109,707
Investments in affiliated issuers	2,543,087	2,143,295	1,964,900
Total cost of investments	$403,904,800	$210,979,880	$376,074,607
* Includes investments in securities on loan, at value	$ 2,198,700	$ 2,122,539	$ 2,109,403
See accompanying notes to financial statements.
76

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$32,602,197	$85,065,041	$601,100,008	$ 211,331,745
201,606	189,070	4,194,590	3,593,166
32,803,803	85,254,111	605,294,598	214,924,911
—	—	—	—
—	—	—	1,179
—	—	—	—
—	—	—	97,814
—	—	—	786
28,895	36,562	1,198,524	754,629
327	172	158	29
47	11	—	1,088
118	126	531	1,996
32,833,190	85,290,982	606,493,811	215,782,432

108,453	100,678	3,603,785	3,421,120
350	—	—	—
3,065	8,517	61,457	21,825
9	—	1,263	351
—	—	—	—
111,877	109,195	3,666,505	3,443,296
$32,721,313	$85,181,787	$602,827,306	$212,339,136

$30,938,436	$73,846,106	$602,157,581	$243,351,165
1,782,877	11,335,681	669,725	(31,012,029)
$32,721,313	$85,181,787	$602,827,306	$212,339,136

$ 121.19	$ 162.25	$ 120.09	$ 95.65
270,000	525,000	5,020,000	2,220,000

$29,866,494	$65,668,419	$548,798,360	$205,170,603
203,653	187,164	4,194,590	3,593,166
$30,070,147	$65,855,583	$552,992,950	$208,763,769
$ 255,679	$ 203,259	$ 5,358,807	$ 9,482,247
77

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,686,554	$ 2,515,189	$ 6,483,136
Dividend income — affiliated issuers	326	3,036	517
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	6,205	1,167	674
Affiliated securities lending income	18,345	1,863	2,430
Foreign taxes withheld	(1,093)	(150)	(73)
TOTAL INVESTMENT INCOME (LOSS)	8,710,337	2,521,105	6,486,684
EXPENSES
Advisory fee	399,597	277,309	465,661
Trustees’ fees and expenses	3,196	2,720	4,187
TOTAL EXPENSES	402,793	280,029	469,848
NET INVESTMENT INCOME (LOSS)	$ 8,307,544	$ 2,241,076	$ 6,016,836
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(178,661)	(1,989,238)	841,867
Investments — affiliated issuers	(272)	(32,588)	(226)
In-kind redemptions — unaffiliated issuers	1,970,493	31,961,249	23,001,272
Futures contracts	33,914	110,053	183,111
Net realized gain (loss)	1,825,474	30,049,476	24,026,024
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	96,692,760	26,995,139	66,547,885
Investments — affiliated issuers	(6)	61,329	—
Futures contracts	38,034	(4,930)	(8,767)
Net change in unrealized appreciation/depreciation	96,730,788	27,051,538	66,539,118
NET REALIZED AND UNREALIZED GAIN (LOSS)	98,556,262	57,101,014	90,565,142
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$106,863,806	$59,342,090	$96,581,978
See accompanying notes to financial statements.
78

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$ 285,550	$ 471,278	$ 8,355,307	$ 3,734,646
591	669	693	107
—	—	514,197	—
315	63	3,124	4,570
862	331	964	60,442
(23)	(3)	—	(2,675)
287,295	472,338	8,874,285	3,797,090

14,126	45,952	367,102	129,462
164	523	6,774	2,247
14,290	46,475	373,876	131,709
$ 273,005	$ 425,863	$ 8,500,409	$ 3,665,381

(180,641)	(864,219)	(71,935)	90,071
(706)	(1,465)	17	(103)
—	1,636,249	14,921,089	7,563,101
—	—	—	—
(181,347)	770,565	14,849,171	7,653,069

5,216,388	13,403,405	82,161,003	38,165,494
5,251	6,711	(140)	—
—	—	—	—
5,221,639	13,410,116	82,160,863	38,165,494
5,040,292	14,180,681	97,010,034	45,818,563
$5,313,297	$14,606,544	$105,510,443	$49,483,944
79

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,307,544	$ 13,189,359	$ 2,241,076	$ 6,197,307
Net realized gain (loss)	1,825,474	(23,315,878)	30,049,476	14,011,712
Net change in unrealized appreciation/depreciation	96,730,788	(49,380,943)	27,051,538	(27,943,315)
Net increase (decrease) in net assets resulting from operations	106,863,806	(59,507,462)	59,342,090	(7,734,296)
Net equalization credits and charges	83,745	47,826	(275,966)	(406,262)
Distributions to shareholders	(6,308,120)	(14,437,962)	(1,498,010)	(6,200,424)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	14,474,516	131,471,094	33,681,947	114,366,138
Cost of shares redeemed	(8,797,011)	(127,247,274)	(152,367,288)	(224,431,088)
Net income equalization	(83,745)	(47,826)	275,966	406,262
Net increase (decrease) in net assets from beneficial interest transactions	5,593,760	4,175,994	(118,409,375)	(109,658,688)
Net increase (decrease) in net assets during the period	106,233,191	(69,721,604)	(60,841,261)	(123,999,670)
Net assets at beginning of period	356,828,450	426,550,054	311,806,709	435,806,379
NET ASSETS AT END OF PERIOD	$463,061,641	$ 356,828,450	$ 250,965,448	$ 311,806,709
SHARES OF BENEFICIAL INTEREST:
Shares sold	210,000	2,200,000	400,000	1,560,000
Shares redeemed	(130,000)	(2,160,000)	(2,010,000)	(2,970,000)
Net increase (decrease) from share transactions	80,000	40,000	(1,610,000)	(1,410,000)
See accompanying notes to financial statements.
80

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 1500 Value Tilt ETF		SPDR S&P 1500 Momentum Tilt ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 6,016,836	$ 10,580,124	$ 273,005	$ 482,675	$ 425,863	$ 902,522
24,026,024	(2,102,904)	(181,347)	(1,261,160)	770,565	(287,937)
66,539,118	(36,828,560)	5,221,639	(1,671,542)	13,410,116	1,838,941
96,581,978	(28,351,340)	5,313,297	(2,450,027)	14,606,544	2,453,526
(111,952)	41,219	34,515	(1,202)	5,323	(20,569)
(4,689,375)	(12,253,684)	(271,213)	(488,967)	(417,581)	(900,718)

886,933	176,705,263	7,196,239	9,651,681	11,248,297	48,556,294
(103,246,397)	(186,365,436)	—	(4,935,962)	(7,340,949)	(34,203,169)
111,952	(41,219)	(34,515)	1,202	(5,323)	20,569
(102,247,512)	(9,701,392)	7,161,724	4,716,921	3,902,025	14,373,694
(10,466,861)	(50,265,197)	12,238,323	1,776,725	18,096,311	15,905,933
474,842,011	525,107,208	20,482,990	18,706,265	67,085,476	51,179,543
$ 464,375,150	$ 474,842,011	$32,721,313	$20,482,990	$85,181,787	$ 67,085,476

10,000	2,390,000	60,000	90,000	75,000	375,000
(1,300,000)	(2,480,000)	—	(60,000)	(50,000)	(275,000)
(1,290,000)	(90,000)	60,000	30,000	25,000	100,000
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 8,500,409	$ 17,102,956	$ 3,665,381	$ 6,992,607
Net realized gain (loss)	14,849,171	(18,552,972)	7,653,069	(20,792,229)
Net change in unrealized appreciation/depreciation	82,160,863	(71,809,671)	38,165,494	(37,827,082)
Net increase (decrease) in net assets resulting from operations	105,510,443	(73,259,687)	49,483,944	(51,626,704)
Net equalization credits and charges	(310,646)	95,290	(83,678)	215,375
Distributions to shareholders	(7,104,110)	(17,517,934)	(3,095,834)	(7,860,770)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	44,256,327	673,851,402	3,459,906	129,749,336
Cost of shares redeemed	(198,799,702)	(492,701,569)	(85,086,154)	(53,269,989)
Net income equalization	310,646	(95,290)	83,678	(215,375)
Net increase (decrease) in net assets from beneficial interest transactions	(154,232,729)	181,054,543	(81,542,570)	76,263,972
Net increase (decrease) in net assets during the period	(56,137,042)	90,372,212	(35,238,138)	16,991,873
Net assets at beginning of period	658,964,348	568,592,136	247,577,274	230,585,401
NET ASSETS AT END OF PERIOD	$ 602,827,306	$ 658,964,348	$212,339,136	$247,577,274
SHARES OF BENEFICIAL INTEREST:
Shares sold	390,000	6,050,000	40,000	1,490,000
Shares redeemed	(1,820,000)	(4,880,000)	(1,060,000)	(720,000)
Net increase (decrease) from share transactions	(1,430,000)	1,170,000	(1,020,000)	770,000
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 58.69	$ 70.62	$ 70.43	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.36	2.16	2.23	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	16.13	(11.73)	0.32	6.14	8.30	3.48
Total from investment operations	17.49	(9.57)	2.55	8.35	10.38	4.69
Net equalization credits and charges (a)	0.01	0.01	(0.02)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.02)	(2.37)	(2.34)	(2.36)	(2.15)	(1.13)
Net realized gains	—	—	—	(5.26)	(2.10)	—
Total distributions	(1.02)	(2.37)	(2.34)	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 75.17	$ 58.69	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Total return (d)	30.00%	(13.74)%	3.79%	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$463,062	$356,828	$426,550	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	4.16%(e)	3.27%	3.22%	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	1%(g)	34%	42%	36%	42%	44%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 68.38	$ 73.00	$ 72.92	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.20	1.08	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	16.67	(4.46)	0.17	8.38	7.80	1.19
Total from investment operations	17.28	(3.26)	1.25	9.54	8.91	1.84
Net equalization credits and charges (a)	(0.08)	(0.08)	(0.02)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.51)	(1.28)	(1.15)	(1.19)	(1.15)	(0.61)
Net realized gains	—	—	—	(4.44)	—	—
Total distributions	(0.51)	(1.28)	(1.15)	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 85.07	$ 68.38	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Total return (d)	25.21%	(4.59)%	1.78%	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$250,965	$311,807	$435,806	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.62%(e)	1.68%	1.51%	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	13%(g)	42%	40%	112%	101%	55%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 73.50	$ 80.17	$ 72.91	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.58	1.45	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	16.20	(6.42)	7.34	6.31	7.69	3.73
Total from investment operations	17.25	(4.84)	8.79	7.67	8.95	4.52
Net equalization credits and charges (a)	(0.02)	0.01	(0.01)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.91)	(1.84)	(1.52)	(1.41)	(1.29)	(0.75)
Net realized gains	—	—	—	(3.66)	(1.13)	—
Total distributions	(0.91)	(1.84)	(1.52)	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 89.82	$ 73.50	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Total return (d)	23.52%	(6.10)%	12.23%	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$464,375	$474,842	$525,107	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.58%(e)	2.02%	1.93%	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	1%(g)	28%	33%	31%	37%	68%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 97.54	$103.92	$101.54	$ 92.28	$78.89	$83.36
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	2.53	2.41	2.11	1.89	1.88
Net realized and unrealized gain (loss) (b)	23.36	(6.33)	2.54	9.18	13.40	(1.28)
Total from investment operations	24.62	(3.80)	4.95	11.29	15.29	0.60
Net equalization credits and charges (a)	0.16	(0.01)	(0.05)	0.08	(0.01)	(0.05)
Distributions to shareholders from:
Net investment income	(1.13)	(2.57)	(2.52)	(2.11)	(1.89)	(1.92)
Net realized gains	—	—	—	—	—	(3.10)
Total distributions	(1.13)	(2.57)	(2.52)	(2.11)	(1.89)	(5.02)
Net asset value, end of period	$121.19	$ 97.54	$103.92	$101.54	$92.28	$78.89
Total return (c)	25.54%	(3.68)%	4.93%	12.38%	19.51%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,721	$20,483	$18,706	$15,231	$9,228	$3,944
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.13%	0.12%	0.13%
Net investment income (loss)	2.32%(d)	2.46%	2.37%	2.11%	2.14%	2.37%
Portfolio turnover rate (e)	2%(f)	16%	13%	14%	18%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$134.17	$127.95	$ 118.95	$101.56	$ 90.70	$ 88.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	2.11	1.93	1.68	1.85	1.58
Net realized and unrealized gain (loss) (b)	28.04	6.32	8.87	17.44	10.81	2.72
Total from investment operations	28.88	8.43	10.80	19.12	12.66	4.30
Net equalization credits and charges (a)	0.01	(0.05)	0.15	(0.01)	0.10	(0.04)
Distributions to shareholders from:
Net investment income	(0.81)	(2.16)	(1.95)	(1.72)	(1.90)	(1.61)
Total distributions	(0.81)	(2.16)	(1.95)	(1.72)	(1.90)	(1.61)
Net asset value, end of period	$162.25	$134.17	$127.95	$ 118.95	$101.56	$ 90.70
Total return (c)	21.58%	6.64%	9.31%	18.91%	14.20%	4.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,182	$67,085	$51,180	$29,737	$ 20,311	$18,139
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.11%(d)	1.62%	1.60%	1.48%	1.95%	1.82%
Portfolio turnover rate (e)	19%(f)	65%	58%	55%	75%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 102.17	$ 107.69	$ 90.13	$ 86.29	$ 79.85	$ 72.41
Income (loss) from investment operations:
Net investment income (loss) (a)	1.55	2.20	2.17	1.83	1.75	1.97
Net realized and unrealized gain (loss) (b)	17.81	(5.49)	16.96	6.01	6.61	7.50
Total from investment operations	19.36	(3.29)	19.13	7.84	8.36	9.47
Net equalization credits and charges (a)	(0.06)	0.01	0.40	0.02	(0.02)	0.26
Distributions to shareholders from:
Net investment income	(1.38)	(2.24)	(1.97)	(1.85)	(1.82)	(1.94)
Net realized gains	—	—	—	(2.17)	(0.08)	(0.35)
Total distributions	(1.38)	(2.24)	(1.97)	(4.02)	(1.90)	(2.29)
Net asset value, end of period	$ 120.09	$ 102.17	$ 107.69	$ 90.13	$ 86.29	$ 79.85
Total return (c)	18.97%	(3.05)%	21.94%	9.16%	10.59%	13.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$602,827	$658,964	$568,592	$103,653	$77,661	$67,869
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.78%(d)	2.04%	2.19%	2.04%	2.14%	2.64%
Portfolio turnover rate (e)	0%(f)(g)	25%	32%	20%	108%	68%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 76.41	$ 93.35	$ 95.11	$ 92.05	$ 77.70	$ 77.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.40	2.24	2.48	2.35	1.94	2.23
Net realized and unrealized gain (loss) (b)	19.19	(16.77)	(1.46)	8.23	14.83	0.49
Total from investment operations	20.59	(14.53)	1.02	10.58	16.77	2.72
Net equalization credits and charges (a)	(0.03)	0.07	(0.01)	(0.09)	0.33	0.23
Distributions to shareholders from:
Net investment income	(1.32)	(2.48)	(2.77)	(2.48)	(2.45)	(2.15)
Net realized gains	—	—	—	(4.95)	(0.30)	(0.10)
Total distributions	(1.32)	(2.48)	(2.77)	(7.43)	(2.75)	(2.25)
Net asset value, end of period	$ 95.65	$ 76.41	$ 93.35	$ 95.11	$ 92.05	$ 77.70
Total return (c)	27.01%	(15.68)%	1.24%	11.80%	22.11%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,339	$247,577	$230,585	$199,739	$211,717	$66,045
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	3.40%(d)	2.56%	2.68%	2.54%	2.17%	2.97%
Portfolio turnover rate (e)	1%(f)	32%	34%	41%	158%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000® Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF and SPDR Russell 1000 Low Volatilitiy Focus ETF are each classified as a diversified investment company under the 1940 Act, and the SPDR S&P 1500 Value Tilt ETF, SPDR S& P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are each classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$38,055	$—	$38,055
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	6,170	—	6,170
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	9,265	—	9,265
Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$ 33,914	$—	$ 33,914
SPDR Russell 1000 Momentum Focus ETF
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$110,053	$—	$110,053
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	183,111	—	183,111
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	$—	$—	$—	$38,034	$—	$38,034
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(4,930)	—	(4,930)
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	(8,767)	—	(8,767)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$10,598,916	$ 3,660,410
SPDR Russell 1000 Momentum Focus ETF	36,004,864	34,765,927
SPDR Russell 1000 Low Volatility Focus ETF	8,051,961	6,718,510
SPDR S&P 1500 Value Tilt ETF	411,227	434,345
SPDR S&P 1500 Momentum Tilt ETF	14,307,434	14,272,208
SPDR SSGA US Large Cap Low Volatility Index ETF	6,452,896	1,334,907
SPDR SSGA US Small Cap Low Volatility Index ETF	5,919,278	2,539,330
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$ 8,822,834	$ 8,797,388	$ 1,970,493
SPDR Russell 1000 Momentum Focus ETF	33,559,740	152,128,357	31,961,249
SPDR Russell 1000 Low Volatility Focus ETF	885,302	103,223,490	23,001,272
SPDR S&P 1500 Value Tilt ETF	7,172,934	—	—
SPDR S&P 1500 Momentum Tilt ETF	11,243,894	7,377,460	1,636,249
SPDR SSGA US Large Cap Low Volatility Index ETF	39,555,553	197,566,763	14,921,089
SPDR SSGA US Small Cap Low Volatility Index ETF	734,627	85,064,343	7,563,101
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$405,349,614	$ 75,069,237	$16,519,234	$58,550,003
SPDR Russell 1000 Momentum Focus ETF	211,416,352	45,116,373	4,177,500	40,938,873
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Low Volatility Focus ETF	$376,380,313	$100,022,032	$ 11,257,293	$88,764,739
SPDR S&P 1500 Value Tilt ETF	30,088,390	4,559,960	1,844,547	2,715,413
SPDR S&P 1500 Momentum Tilt ETF	65,876,330	19,769,398	391,617	19,377,781
SPDR SSGA US Large Cap Low Volatility Index ETF	553,175,264	78,649,025	26,529,691	52,119,334
SPDR SSGA US Small Cap Low Volatility Index ETF	208,945,192	34,533,054	28,553,335	5,979,719
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 2,198,700	$ 1,906,842	$ 390,239	$ 2,297,081
SPDR Russell 1000 Momentum Focus ETF	2,122,539	1,590,947	604,459	2,195,406
SPDR Russell 1000 Low Volatility Focus ETF	2,109,403	1,423,183	743,284	2,166,467
SPDR S&P 1500 Value Tilt ETF	255,679	108,453	156,810	265,263
SPDR S&P 1500 Momentum Tilt ETF	203,259	100,678	109,777	210,455
SPDR SSGA US Large Cap Low Volatility Index ETF	5,358,807	3,603,785	1,905,156	5,508,941
SPDR SSGA US Small Cap Low Volatility Index ETF	9,482,247	3,421,120	6,306,039	9,727,159
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$1,906,842	$—	$—	$—	$1,906,842	$1,906,842
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	1,590,947	—	—	—	1,590,947	1,590,947
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	1,423,183	—	—	—	1,423,183	1,423,183
SPDR S&P 1500 Value Tilt ETF	Common Stocks	108,453	—	—	—	108,453	108,453
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	100,678	—	—	—	100,678	100,678
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	3,603,785	—	—	—	3,603,785	3,603,785
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	3,421,120	—	—	—	3,421,120	3,421,120
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
98

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,300.00	$1.16	$1,024.20	$1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,252.10	1.14	1,024.20	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,235.20	1.13	1,024.20	1.02
SPDR S&P 1500 Value Tilt ETF	0.12	1,255.40	0.68	1,024.60	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,215.80	0.67	1,024.60	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,189.70	0.66	1,024.60	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,270.10	0.69	1,024.60	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
99

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
100

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRFACTORSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	5.3
Amazon.com, Inc.	4.4
Facebook, Inc. Class A	2.1
Tesla, Inc.	1.7
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.2
TOTAL	27.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	27.6%
Health Care	13.4
Consumer Discretionary	12.7
Communication Services	10.8
Financials	10.4
Industrials	8.4
Consumer Staples	6.5
Utilities	2.8
Materials	2.6
Real Estate	2.4
Energy	2.3
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Enphase Energy, Inc.	1.1%
Trimble, Inc.	0.8
SolarEdge Technologies, Inc.	0.8
Monolithic Power Systems, Inc.	0.7
Caesars Entertainment, Inc.	0.7
Fair Isaac Corp.	0.7
Generac Holdings, Inc.	0.7
Cognex Corp.	0.7
Ceridian HCM Holding, Inc.	0.7
Masimo Corp.	0.7
TOTAL	7.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	17.7%
Information Technology	17.3
Financials	15.0
Consumer Discretionary	14.2
Health Care	11.1
Real Estate	9.0
Materials	5.7
Consumer Staples	3.6
Utilities	3.4
Communication Services	1.7
Energy	1.2
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Capri Holdings, Ltd.	0.7%
NeoGenomics, Inc.	0.7
Cleveland-Cliffs, Inc.	0.7
YETI Holdings, Inc.	0.6
Omnicell, Inc.	0.6
Brooks Automation, Inc.	0.6
Power Integrations, Inc.	0.6
Saia, Inc.	0.5
Exponent, Inc.	0.5
Alarm.com Holdings, Inc.	0.5
TOTAL	6.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	17.5%
Financials	16.4
Consumer Discretionary	14.9
Information Technology	14.8
Health Care	12.1
Real Estate	7.9
Materials	5.6
Consumer Staples	3.6
Energy	3.0
Communication Services	2.5
Utilities	1.6
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	4.8
Amazon.com, Inc.	4.0
Facebook, Inc. Class A	1.9
Tesla, Inc.	1.6
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.5
Berkshire Hathaway, Inc. Class B	1.3
Johnson & Johnson	1.2
JPMorgan Chase & Co.	1.1
TOTAL	25.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	26.6%
Health Care	13.2
Consumer Discretionary	12.8
Financials	10.8
Communication Services	10.0
Industrials	9.2
Consumer Staples	6.3
Real Estate	2.9
Materials	2.9
Utilities	2.8
Energy	2.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	12.6%
Microsoft Corp.	10.0
Amazon.com, Inc.	8.3
Facebook, Inc. Class A	3.9
Tesla, Inc.	3.2
Alphabet, Inc. Class A	3.2
Alphabet, Inc. Class C	3.0
NVIDIA Corp.	1.9
PayPal Holdings, Inc.	1.7
Adobe, Inc.	1.4
TOTAL	49.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Information Technology	41.7%
	Consumer Discretionary	17.2
	Communication Services	13.8
	Health Care	11.9
	Industrials	5.5
	Consumer Staples	3.6
	Financials	2.7
	Materials	1.9
	Real Estate	1.1
	Utilities	0.5
	Energy	0.0 *
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Invesco, Ltd.	1.8%
NetApp, Inc.	1.7
ViacomCBS, Inc. Class B	1.6
Comerica, Inc.	1.6
Xerox Holdings Corp.	1.6
Regions Financial Corp.	1.6
Broadcom, Inc.	1.6
Fifth Third Bancorp	1.5
Simon Property Group, Inc. REIT	1.5
Citizens Financial Group, Inc.	1.5
TOTAL	16.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	26.9%
Real Estate	16.6
Energy	11.4
Utilities	10.2
Information Technology	9.6
Communication Services	7.4
Materials	6.9
Consumer Staples	4.4
Consumer Discretionary	3.8
Health Care	2.3
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.0%
JPMorgan Chase & Co.	2.6
Walt Disney Co.	2.2
Johnson & Johnson	1.7
Verizon Communications, Inc.	1.6
Bank of America Corp.	1.5
AT&T, Inc.	1.4
Pfizer, Inc.	1.4
Intel Corp.	1.4
Walmart, Inc.	1.3
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	19.1%
Health Care	15.2
Industrials	11.6
Information Technology	11.6
Consumer Staples	9.8
Consumer Discretionary	7.6
Communication Services	7.3
Utilities	5.3
Energy	4.8
Real Estate	3.9
Materials	3.5
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Boeing Co.	130,394	$ 27,912,140
General Dynamics Corp.	58,683	8,733,204
Howmet Aerospace, Inc.	98,645	2,815,328
Huntington Ingalls Industries, Inc.	10,261	1,749,295
L3Harris Technologies, Inc.	51,036	9,646,825
Lockheed Martin Corp.	60,403	21,441,857
Northrop Grumman Corp.	37,749	11,502,875
Raytheon Technologies Corp.	373,094	26,679,952
Teledyne Technologies, Inc. (a)	9,308	3,648,550
Textron, Inc.	57,748	2,790,961
TransDigm Group, Inc. (a)	13,701	8,478,864
		125,399,851
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	34,171	3,207,632
Expeditors International of Washington, Inc.	42,344	4,027,338
FedEx Corp.	59,111	15,346,398
United Parcel Service, Inc. Class B	175,791	29,603,204
		52,184,572
AIRLINES — 0.3%
Alaska Air Group, Inc.	31,242	1,624,584
American Airlines Group, Inc. (b)	139,657	2,202,391
Delta Air Lines, Inc.	161,131	6,479,077
Southwest Airlines Co.	148,962	6,943,119
United Airlines Holdings, Inc. (a)	74,012	3,201,019
		20,450,190
AUTO COMPONENTS — 0.1%
Aptiv PLC	68,136	8,877,439
BorgWarner, Inc.	61,678	2,383,238
		11,260,677
AUTOMOBILES — 2.0%
Ford Motor Co.	987,174	8,677,259
General Motors Co.	307,507	12,804,592
Tesla, Inc. (a)	188,215	132,817,679
		154,299,530
BANKS — 3.9%
Bank of America Corp.	1,875,750	56,853,982
Citigroup, Inc.	511,749	31,554,443
Citizens Financial Group, Inc.	107,834	3,856,144
Comerica, Inc.	35,144	1,963,144
Fifth Third Bancorp	179,934	4,960,780
First Republic Bank	43,064	6,327,394
Huntington Bancshares, Inc.	256,968	3,245,506
JPMorgan Chase & Co.	756,494	96,127,693
KeyCorp.	246,645	4,047,444
M&T Bank Corp.	32,425	4,127,703
People's United Financial, Inc.	107,344	1,387,958
Security Description	Shares	Value
PNC Financial Services Group, Inc.	103,679	$ 15,448,171
Regions Financial Corp.	242,594	3,910,615
SVB Financial Group (a)	13,071	5,069,326
Truist Financial Corp.	329,735	15,804,199
US Bancorp	335,285	15,620,928
Wells Fargo & Co.	1,016,366	30,673,926
Zions Bancorp NA	41,546	1,804,758
		302,784,114
BEVERAGES — 1.6%
Brown-Forman Corp. Class B	46,051	3,657,831
Coca-Cola Co.	952,801	52,251,607
Constellation Brands, Inc. Class A	42,753	9,365,045
Molson Coors Beverage Co. Class B	46,817	2,115,660
Monster Beverage Corp. (a)	93,283	8,626,812
PepsiCo, Inc.	340,377	50,477,909
		126,494,864
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	434,762	46,584,748
Alexion Pharmaceuticals, Inc. (a)	55,425	8,659,602
Amgen, Inc.	143,250	32,936,040
Biogen, Inc. (a)	37,323	9,138,910
Gilead Sciences, Inc.	307,124	17,893,044
Incyte Corp. (a)	46,948	4,083,537
Regeneron Pharmaceuticals, Inc. (a)	25,608	12,371,481
Vertex Pharmaceuticals, Inc. (a)	63,574	15,025,079
		146,692,441
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	34,343	1,882,683
Allegion PLC	23,367	2,719,452
Carrier Global Corp.	205,796	7,762,625
Fortune Brands Home & Security, Inc.	35,044	3,003,972
Johnson Controls International PLC	183,204	8,535,474
Masco Corp.	66,196	3,636,146
Trane Technologies PLC	60,599	8,796,551
		36,336,903
CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	29,893	5,809,107
Bank of New York Mellon Corp.	205,895	8,738,184
BlackRock, Inc.	34,815	25,120,415
Cboe Global Markets, Inc.	24,831	2,312,263
Charles Schwab Corp.	365,465	19,384,263
CME Group, Inc.	87,886	15,999,646
Franklin Resources, Inc.	68,822	1,719,862
Goldman Sachs Group, Inc.	84,311	22,233,654
Intercontinental Exchange, Inc.	137,330	15,832,776
Invesco, Ltd.	95,257	1,660,329
MarketAxess Holdings, Inc.	9,636	5,497,916

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Moody's Corp.	39,358	$ 11,423,266
Morgan Stanley	350,773	24,038,474
MSCI, Inc.	20,906	9,335,156
Nasdaq, Inc.	28,458	3,777,515
Northern Trust Corp.	52,656	4,904,380
Raymond James Financial, Inc.	30,894	2,955,629
S&P Global, Inc.	58,881	19,355,951
State Street Corp. (c)	89,012	6,478,293
T Rowe Price Group, Inc.	57,149	8,651,787
		215,228,866
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	54,037	14,763,989
Albemarle Corp.	27,030	3,987,466
Celanese Corp.	29,507	3,834,139
CF Industries Holdings, Inc.	53,953	2,088,521
Corteva, Inc.	188,169	7,285,904
Dow, Inc.	180,274	10,005,207
DuPont de Nemours, Inc.	179,006	12,729,117
Eastman Chemical Co.	34,367	3,446,323
Ecolab, Inc.	60,667	13,125,912
FMC Corp.	32,709	3,759,245
International Flavors & Fragrances, Inc. (b)	27,126	2,952,394
Linde PLC (a)	129,195	34,044,174
LyondellBasell Industries NV Class A	64,946	5,952,950
Mosaic Co.	87,086	2,003,849
PPG Industries, Inc.	59,721	8,612,963
Sherwin-Williams Co.	19,927	14,644,551
		143,236,704
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	22,132	7,822,777
Copart, Inc. (a)	52,625	6,696,531
Republic Services, Inc.	53,102	5,113,723
Rollins, Inc.	55,978	2,187,060
Waste Management, Inc.	94,745	11,173,278
		32,993,369
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	13,734	3,990,689
Cisco Systems, Inc.	1,040,772	46,574,547
F5 Networks, Inc. (a)	15,048	2,647,545
Juniper Networks, Inc.	84,065	1,892,303
Motorola Solutions, Inc.	42,780	7,275,167
		62,380,251
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	32,694	3,562,338
Quanta Services, Inc.	35,090	2,527,182
		6,089,520
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	15,749	4,472,243
Vulcan Materials Co.	33,432	4,958,300
		9,430,543
Security Description	Shares	Value
CONSUMER FINANCE — 0.5%
American Express Co.	159,912	$ 19,334,960
Capital One Financial Corp.	111,269	10,998,940
Discover Financial Services	77,507	7,016,709
Synchrony Financial	137,046	4,756,867
		42,107,476
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	396,237	4,663,709
Avery Dennison Corp.	21,106	3,273,752
Ball Corp.	82,609	7,697,507
International Paper Co.	98,604	4,902,591
Packaging Corp. of America	23,814	3,284,189
Sealed Air Corp.	39,155	1,792,907
Westrock Co.	66,282	2,885,255
		28,499,910
DISTRIBUTORS — 0.1%
Genuine Parts Co.	36,373	3,652,940
LKQ Corp. (a)	68,848	2,426,204
Pool Corp.	10,099	3,761,877
		9,841,021
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	482,830	111,953,792
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	1,755,654	50,492,609
CenturyLink, Inc.	244,745	2,386,264
Verizon Communications, Inc.	1,020,079	59,929,641
		112,808,514
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	63,181	3,255,717
American Electric Power Co., Inc.	120,848	10,063,013
Duke Energy Corp.	180,096	16,489,590
Edison International	95,701	6,011,937
Entergy Corp.	50,507	5,042,619
Evergy, Inc.	56,929	3,160,129
Eversource Energy	86,497	7,482,855
Exelon Corp.	237,299	10,018,764
FirstEnergy Corp.	136,940	4,191,733
NextEra Energy, Inc.	481,973	37,184,217
NRG Energy, Inc.	61,688	2,316,384
Pinnacle West Capital Corp.	28,441	2,273,858
PPL Corp.	194,271	5,478,442
Southern Co.	258,424	15,874,986
Xcel Energy, Inc.	132,831	8,855,843
		137,700,087
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	58,020	7,016,939
Eaton Corp. PLC	97,027	11,656,824
Emerson Electric Co.	145,759	11,714,651

See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	29,304	$ 7,349,736
		37,738,150
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	72,684	9,504,887
CDW Corp.	36,094	4,756,828
Corning, Inc.	192,980	6,947,280
FLIR Systems, Inc.	33,111	1,451,255
IPG Photonics Corp. (a)	9,208	2,060,658
Keysight Technologies, Inc. (a)	46,792	6,180,755
TE Connectivity, Ltd.	83,492	10,108,377
Vontier Corp. (a)	34,185	1,141,779
Zebra Technologies Corp. Class A (a)	13,482	5,181,537
		47,333,356
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	171,840	3,582,864
Halliburton Co.	223,292	4,220,219
Nov, Inc.	98,186	1,348,094
Schlumberger NV	351,554	7,674,424
TechnipFMC PLC	106,448	1,000,611
		17,826,212
ENTERTAINMENT — 2.3%
Activision Blizzard, Inc.	189,087	17,556,728
Electronic Arts, Inc.	73,201	10,511,664
Live Nation Entertainment, Inc. (a)	36,082	2,651,305
Netflix, Inc. (a)	109,789	59,366,206
Take-Two Interactive Software, Inc. (a)	28,300	5,880,457
Walt Disney Co. (a)	449,513	81,442,765
		177,409,125
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	29,798	5,310,600
American Tower Corp. REIT	109,027	24,472,200
AvalonBay Communities, Inc. REIT	35,238	5,653,232
Boston Properties, Inc. REIT	35,796	3,383,796
Crown Castle International Corp. REIT	106,475	16,949,755
Digital Realty Trust, Inc. REIT	67,690	9,443,432
Duke Realty Corp. REIT	93,877	3,752,264
Equinix, Inc. REIT	21,817	15,581,265
Equity Residential REIT	86,475	5,126,238
Essex Property Trust, Inc. REIT	16,498	3,916,955
Extra Space Storage, Inc. REIT	32,603	3,777,384
Federal Realty Investment Trust REIT	17,435	1,484,067
Healthpeak Properties, Inc. REIT	136,052	4,112,852
Host Hotels & Resorts, Inc. REIT	178,221	2,607,373
Security Description	Shares	Value
Iron Mountain, Inc. REIT (b)	72,779	$ 2,145,525
Kimco Realty Corp. REIT	109,295	1,640,518
Mid-America Apartment Communities, Inc. REIT	28,479	3,608,004
Prologis, Inc. REIT	181,100	18,048,426
Public Storage REIT	38,363	8,859,168
Realty Income Corp. REIT	87,569	5,444,165
Regency Centers Corp. REIT	39,921	1,819,998
SBA Communications Corp. REIT	28,061	7,916,850
Simon Property Group, Inc. REIT	79,097	6,745,392
SL Green Realty Corp. REIT	18,321	1,091,565
UDR, Inc. REIT	74,477	2,862,151
Ventas, Inc. REIT	94,378	4,628,297
Vornado Realty Trust REIT	39,602	1,478,739
Welltower, Inc. REIT	104,856	6,775,795
Weyerhaeuser Co. REIT	188,569	6,322,719
		184,958,725
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	108,591	40,914,917
Kroger Co.	195,611	6,212,605
Sysco Corp.	123,748	9,189,527
Walmart, Inc.	341,571	49,237,460
Walgreens Boots Alliance, Inc.	181,599	7,242,168
		112,796,677
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	140,455	7,080,337
Campbell Soup Co.	51,168	2,473,973
Conagra Brands, Inc.	123,470	4,477,022
General Mills, Inc.	154,457	9,082,072
Hershey Co.	36,840	5,611,837
Hormel Foods Corp.	70,270	3,275,285
J.M. Smucker Co.	28,474	3,291,594
Kellogg Co.	64,079	3,987,636
Kraft Heinz Co.	163,668	5,672,733
Lamb Weston Holdings, Inc.	36,928	2,907,711
McCormick & Co., Inc.	62,906	6,013,814
Mondelez International, Inc. Class A	350,750	20,508,352
Tyson Foods, Inc. Class A	74,344	4,790,727
		79,173,093
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	29,974	2,860,419
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	436,514	47,793,918
ABIOMED, Inc. (a)	11,423	3,703,337
Align Technology, Inc. (a)	18,128	9,687,241
Baxter International, Inc.	124,361	9,978,727
Becton Dickinson and Co.	71,031	17,773,377
Boston Scientific Corp. (a)	349,431	12,562,044
Cooper Cos., Inc.	12,405	4,506,985
Danaher Corp.	155,472	34,536,550

See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	55,192	$ 2,889,853
DexCom, Inc. (a)	24,236	8,960,534
Edwards Lifesciences Corp. (a)	152,230	13,887,943
Hologic, Inc. (a)	64,861	4,723,827
IDEXX Laboratories, Inc. (a)	20,719	10,356,806
Intuitive Surgical, Inc. (a)	28,896	23,639,818
Medtronic PLC	331,361	38,815,627
ResMed, Inc.	36,420	7,741,435
STERIS PLC	21,482	4,071,698
Stryker Corp.	80,083	19,623,538
Teleflex, Inc.	11,538	4,748,695
Varian Medical Systems, Inc. (a)	22,135	3,873,846
West Pharmaceutical Services, Inc.	18,685	5,293,647
Zimmer Biomet Holdings, Inc.	52,459	8,083,407
		297,252,853
HEALTH CARE PROVIDERS & SERVICES — 2.6%
AmerisourceBergen Corp.	37,160	3,632,762
Anthem, Inc.	60,989	19,582,958
Cardinal Health, Inc.	74,169	3,972,492
Centene Corp. (a)	146,520	8,795,596
Cigna Corp.	88,474	18,418,517
CVS Health Corp.	321,140	21,933,862
DaVita, Inc. (a)	18,606	2,184,344
HCA Healthcare, Inc.	64,272	10,570,173
Henry Schein, Inc. (a)	36,050	2,410,303
Humana, Inc.	32,326	13,262,388
Laboratory Corp. of America Holdings (a)	24,600	5,007,330
McKesson Corp.	40,550	7,052,456
Quest Diagnostics, Inc.	33,855	4,034,500
UnitedHealth Group, Inc.	235,512	82,589,348
Universal Health Services, Inc. Class B	19,790	2,721,125
		206,168,154
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	77,581	6,088,557
HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	184,598	3,998,393
Chipotle Mexican Grill, Inc. (a)	7,035	9,755,505
Darden Restaurants, Inc.	32,852	3,913,330
Domino's Pizza, Inc.	9,961	3,819,645
Hilton Worldwide Holdings, Inc.	70,177	7,807,893
Las Vegas Sands Corp.	82,853	4,938,039
Marriott International, Inc. Class A	67,245	8,870,960
McDonald's Corp.	183,358	39,344,960
MGM Resorts International	100,720	3,173,687
Norwegian Cruise Line Holdings, Ltd. (a)	85,731	2,180,139
Royal Caribbean Cruises, Ltd.	45,033	3,363,515
Starbucks Corp.	288,394	30,852,390
Wynn Resorts, Ltd.	24,492	2,763,432
Security Description	Shares	Value
Yum! Brands, Inc.	76,108	$ 8,262,285
		133,044,173
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	83,657	5,765,641
Garmin, Ltd.	36,770	4,399,898
Leggett & Platt, Inc.	33,414	1,480,240
Lennar Corp. Class A	69,371	5,288,151
Mohawk Industries, Inc. (a)	15,095	2,127,640
Newell Brands, Inc.	95,492	2,027,295
NVR, Inc. (a)	801	3,267,968
PulteGroup, Inc.	67,688	2,918,707
Whirlpool Corp.	15,784	2,848,854
		30,124,394
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	61,640	5,376,857
Clorox Co.	31,811	6,423,277
Colgate-Palmolive Co.	209,906	17,949,062
Kimberly-Clark Corp.	82,862	11,172,283
Procter & Gamble Co.	615,490	85,639,279
		126,560,758
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	168,035	3,948,823
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	141,664	24,761,451
General Electric Co.	2,150,160	23,221,728
Honeywell International, Inc.	172,590	36,709,893
Roper Technologies, Inc.	26,325	11,348,444
		96,041,516
INSURANCE — 1.9%
Aflac, Inc.	165,215	7,347,111
Allstate Corp.	76,942	8,458,234
American International Group, Inc.	217,560	8,236,822
Aon PLC Class A	55,763	11,781,049
Arthur J Gallagher & Co.	48,493	5,999,069
Assurant, Inc.	14,887	2,027,907
Chubb, Ltd.	110,549	17,015,702
Cincinnati Financial Corp.	37,895	3,310,886
Everest Re Group, Ltd.	10,150	2,376,013
Globe Life, Inc.	24,272	2,304,869
Hartford Financial Services Group, Inc.	90,399	4,427,743
Lincoln National Corp.	45,871	2,307,770
Loews Corp.	59,077	2,659,646
Marsh & McLennan Cos., Inc.	123,976	14,505,192
MetLife, Inc.	193,349	9,077,736
Principal Financial Group, Inc.	64,506	3,200,143
Progressive Corp.	143,028	14,142,609
Prudential Financial, Inc.	99,952	7,803,253
Travelers Cos., Inc.	63,914	8,971,608
Unum Group	51,400	1,179,116
Willis Towers Watson PLC	32,623	6,873,014

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WR Berkley Corp.	35,507	$ 2,358,375
		146,363,867
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A (a)	74,548	130,655,807
Alphabet, Inc. Class C (a)	72,025	126,179,157
Facebook, Inc. Class A (a)	596,119	162,835,866
Twitter, Inc. (a)	193,634	10,485,281
		430,156,111
INTERNET & DIRECT MARKETING RETAIL — 4.9%
Amazon.com, Inc. (a)	105,659	344,123,967
Booking Holdings, Inc. (a)	10,036	22,352,881
eBay, Inc.	165,641	8,323,460
Etsy, Inc. (a)	32,258	5,739,021
Expedia Group, Inc.	34,502	4,568,065
		385,107,394
IT SERVICES — 5.5%
Accenture PLC Class A	155,953	40,736,483
Akamai Technologies, Inc. (a)	40,681	4,271,098
Automatic Data Processing, Inc.	105,056	18,510,867
Broadridge Financial Solutions, Inc.	28,482	4,363,442
Cognizant Technology Solutions Corp. Class A	130,143	10,665,219
DXC Technology Co.	64,243	1,654,257
Fidelity National Information Services, Inc.	152,237	21,535,446
Fiserv, Inc. (a)	144,093	16,406,429
FleetCor Technologies, Inc. (a)	21,055	5,744,436
Gartner, Inc. (a)	22,562	3,614,207
Global Payments, Inc.	73,084	15,743,755
International Business Machines Corp.	218,898	27,554,880
Jack Henry & Associates, Inc.	19,270	3,121,547
Leidos Holdings, Inc.	32,650	3,432,168
Mastercard, Inc. Class A	218,471	77,981,039
Paychex, Inc.	80,892	7,537,517
PayPal Holdings, Inc. (a)	288,895	67,659,209
VeriSign, Inc. (a)	25,373	5,490,717
Visa, Inc. Class A	420,849	92,052,302
Western Union Co.	103,658	2,274,257
		430,349,275
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	32,186	3,010,678
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	77,338	9,163,780
Bio-Rad Laboratories, Inc. Class A (a)	5,617	3,274,374
Illumina, Inc. (a)	35,630	13,183,100
IQVIA Holdings, Inc. (a)	48,560	8,700,495
Mettler-Toledo International, Inc. (a)	5,970	6,803,890
Security Description	Shares	Value
PerkinElmer, Inc.	28,235	$ 4,051,723
Thermo Fisher Scientific, Inc.	98,607	45,929,168
Waters Corp. (a)	15,663	3,875,339
		94,981,869
MACHINERY — 1.7%
Caterpillar, Inc.	133,339	24,270,365
Cummins, Inc.	37,387	8,490,588
Deere & Co.	76,774	20,656,045
Dover Corp.	36,348	4,588,935
Flowserve Corp.	32,827	1,209,675
Fortive Corp.	85,285	6,039,884
IDEX Corp.	19,141	3,812,887
Illinois Tool Works, Inc.	70,396	14,352,336
Ingersoll Rand, Inc. (a)	93,848	4,275,715
Otis Worldwide Corp.	102,917	6,952,043
PACCAR, Inc.	87,610	7,558,991
Parker-Hannifin Corp.	32,535	8,862,859
Pentair PLC	41,964	2,227,869
Snap-on, Inc.	13,661	2,337,944
Stanley Black & Decker, Inc.	40,438	7,220,609
Westinghouse Air Brake Technologies Corp.	45,256	3,312,739
Xylem, Inc.	45,323	4,613,428
		130,782,912
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	35,880	23,736,414
Comcast Corp. Class A	1,125,236	58,962,366
Discovery, Inc. Class A (a) (b)	38,810	1,167,793
Discovery, Inc. Class C (a)	78,439	2,054,317
DISH Network Corp. Class A (a)	62,443	2,019,407
Fox Corp. Class A	85,312	2,484,286
Fox Corp. Class B (a)	39,060	1,128,053
Interpublic Group of Cos., Inc.	98,556	2,318,037
News Corp. Class A	97,505	1,752,165
News Corp. Class B	30,917	549,395
Omnicom Group, Inc.	54,283	3,385,631
ViacomCBS, Inc. Class B	138,013	5,142,364
		104,700,228
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	367,024	9,549,964
Newmont Corp.	195,895	11,732,152
Nucor Corp.	76,237	4,055,046
		25,337,162
MULTI-UTILITIES — 0.8%
Ameren Corp.	62,539	4,881,794
CenterPoint Energy, Inc.	132,717	2,871,996
CMS Energy Corp.	71,383	4,355,077
Consolidated Edison, Inc.	85,314	6,165,643
Dominion Energy, Inc.	199,494	15,001,949
DTE Energy Co.	49,011	5,950,425
NiSource, Inc.	92,894	2,130,988
Public Service Enterprise Group, Inc.	127,793	7,450,332

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Sempra Energy	72,775	$ 9,272,263
WEC Energy Group, Inc.	79,585	7,324,208
		65,404,675
MULTILINE RETAIL — 0.5%
Dollar General Corp.	59,753	12,566,056
Dollar Tree, Inc. (a)	59,484	6,426,651
Target Corp.	122,823	21,681,944
		40,674,651
OIL, GAS & CONSUMABLE FUELS — 2.1%
Apache Corp.	95,409	1,353,854
Cabot Oil & Gas Corp.	100,701	1,639,412
Chevron Corp.	473,894	40,020,348
Concho Resources, Inc.	49,513	2,889,084
ConocoPhillips	260,090	10,400,999
Devon Energy Corp.	96,507	1,525,776
Diamondback Energy, Inc.	39,848	1,928,643
EOG Resources, Inc.	147,291	7,345,402
Exxon Mobil Corp.	1,041,182	42,917,522
Hess Corp.	65,869	3,477,224
HollyFrontier Corp.	37,788	976,820
Kinder Morgan, Inc.	491,878	6,723,972
Marathon Oil Corp.	199,390	1,329,931
Marathon Petroleum Corp.	164,383	6,798,881
Occidental Petroleum Corp.	211,676	3,664,112
ONEOK, Inc.	112,204	4,306,390
Phillips 66	110,361	7,718,648
Pioneer Natural Resources Co.	41,603	4,738,166
Valero Energy Corp.	103,046	5,829,312
Williams Cos., Inc.	306,620	6,147,731
		161,732,227
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	55,360	14,736,278
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	555,895	34,482,167
Catalent, Inc. (a)	41,082	4,275,404
Eli Lilly & Co.	195,341	32,981,375
Johnson & Johnson	653,243	102,807,383
Merck & Co., Inc.	623,163	50,974,733
Perrigo Co. PLC	34,615	1,547,983
Pfizer, Inc.	1,369,440	50,409,086
Viatris, Inc. (a)	304,681	5,709,722
Zoetis, Inc.	116,424	19,268,172
		302,456,025
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	30,832	5,945,643
IHS Markit, Ltd.	94,092	8,452,284
Nielsen Holdings PLC	90,132	1,881,055
Robert Half International, Inc.	28,776	1,797,924
Verisk Analytics, Inc.	41,191	8,550,840
		26,627,746
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	84,775	5,317,088
Security Description	Shares	Value
ROAD & RAIL — 1.0%
CSX Corp.	187,263	$ 16,994,117
JB Hunt Transport Services, Inc.	21,064	2,878,396
Kansas City Southern	23,663	4,830,328
Norfolk Southern Corp.	61,970	14,724,692
Old Dominion Freight Line, Inc.	24,181	4,719,647
Union Pacific Corp.	165,717	34,505,594
		78,652,774
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Micro Devices, Inc. (a)	295,494	27,099,755
Analog Devices, Inc.	90,165	13,320,075
Applied Materials, Inc.	223,885	19,321,276
Broadcom, Inc.	99,550	43,587,967
Intel Corp.	1,009,515	50,294,037
KLA Corp.	37,558	9,724,142
Lam Research Corp.	35,247	16,646,101
Maxim Integrated Products, Inc.	67,439	5,978,467
Microchip Technology, Inc.	64,646	8,928,259
Micron Technology, Inc. (a)	272,937	20,519,404
NVIDIA Corp.	153,630	80,225,586
Qorvo, Inc. (a)	28,788	4,786,581
QUALCOMM, Inc.	278,364	42,405,972
Skyworks Solutions, Inc.	41,975	6,417,138
Teradyne, Inc.	41,344	4,956,732
Texas Instruments, Inc.	225,831	37,065,642
Xilinx, Inc.	61,894	8,774,712
		400,051,846
SOFTWARE — 8.6%
Adobe, Inc. (a)	118,239	59,133,689
ANSYS, Inc. (a)	21,575	7,848,985
Autodesk, Inc. (a)	53,811	16,430,651
Cadence Design Systems, Inc. (a)	67,678	9,233,310
Citrix Systems, Inc.	31,134	4,050,533
Fortinet, Inc. (a)	34,187	5,077,795
Intuit, Inc.	64,514	24,505,643
Microsoft Corp.	1,873,334	416,666,948
NortonLifeLock, Inc.	145,941	3,032,654
Oracle Corp.	466,225	30,160,095
Paycom Software, Inc. (a)	12,311	5,567,650
salesforce.com, Inc. (a)	225,349	50,146,913
ServiceNow, Inc. (a)	47,846	26,335,874
Synopsys, Inc. (a)	37,025	9,598,361
Tyler Technologies, Inc. (a)	10,208	4,455,996
		672,245,097
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	17,139	2,699,564
AutoZone, Inc. (a)	5,881	6,971,573
Best Buy Co., Inc.	57,861	5,773,949
CarMax, Inc. (a)	41,232	3,894,775
Gap, Inc.	52,080	1,051,495
Home Depot, Inc.	267,407	71,028,647

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
L Brands, Inc.	57,716	$ 2,146,458
Lowe's Cos., Inc.	180,076	28,903,999
O'Reilly Automotive, Inc. (a)	18,332	8,296,513
Ross Stores, Inc.	86,523	10,625,890
Tiffany & Co.	27,270	3,584,642
TJX Cos., Inc.	294,338	20,100,342
Tractor Supply Co.	29,418	4,135,582
Ulta Beauty, Inc. (a)	14,244	4,090,307
		173,303,736
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	3,959,503	525,386,453
Hewlett Packard Enterprise Co.	325,181	3,853,395
HP, Inc.	346,955	8,531,624
NetApp, Inc.	56,437	3,738,387
Seagate Technology PLC	56,452	3,509,056
Western Digital Corp.	76,805	4,254,229
Xerox Holdings Corp.	42,302	980,983
		550,254,127
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc.	88,089	1,284,337
NIKE, Inc. Class B	308,938	43,705,459
PVH Corp.	17,953	1,685,607
Ralph Lauren Corp.	12,158	1,261,271
Tapestry, Inc.	70,188	2,181,443
Under Armour, Inc. Class A (a)	47,624	817,704
Under Armour, Inc. Class C (a)	48,358	719,567
VF Corp.	80,909	6,910,438
		58,565,826
TOBACCO — 0.6%
Altria Group, Inc.	455,548	18,677,468
Philip Morris International, Inc.	383,016	31,709,895
		50,387,363
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	145,044	7,082,498
United Rentals, Inc. (a)	18,158	4,211,022
W.W. Grainger, Inc.	11,396	4,653,443
		15,946,963
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	45,746	$ 7,020,639
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	142,872	19,266,289
TOTAL COMMON STOCKS (Cost $6,705,208,528)		7,840,931,026
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	17,318,526	17,321,990
State Street Navigator Securities Lending Portfolio II (c) (g)	5,731,511	5,731,511
TOTAL SHORT-TERM INVESTMENTS (Cost $23,053,501)		23,053,501
TOTAL INVESTMENTS — 100.2% (Cost $6,728,262,029)		7,863,984,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(14,224,707)
NET ASSETS — 100.0%		$ 7,849,759,820
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	03/19/2021	$8,769,832	$8,997,120	$227,288
During the period ended December 31, 2020, average notional value related to futures contracts was $8,174,160.
See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,840,931,026	$—	$—	$7,840,931,026
Short-Term Investments	23,053,501	—	—	23,053,501
TOTAL INVESTMENTS	$7,863,984,527	$—	$—	$7,863,984,527
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	227,288	—	—	227,288
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 227,288	$—	$—	$ 227,288
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 7,864,211,815	$—	$—	$ 7,864,211,815
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	78,112	$ 4,964,018	$ 1,442,958	$ 727,023	$95,390	$702,950	89,012	$ 6,478,293	$ 91,831
State Street Institutional Liquid Reserves Fund, Premier Class	2,890,138	2,891,294	96,832,019	82,398,063	(3,260)	—	17,318,526	17,321,990	5,131
State Street Navigator Securities Lending Portfolio II	3,788,151	3,788,151	31,352,948	29,409,588	—	—	5,731,511	5,731,511	44,679
Total		$11,643,463	$129,627,925	$112,534,674	$92,130	$702,950		$29,531,794	$141,641
See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	104,795	$ 12,840,532
Curtiss-Wright Corp.	68,694	7,992,547
Hexcel Corp.	138,533	6,717,465
Mercury Systems, Inc. (a)	92,552	8,150,129
		35,700,673
AIR FREIGHT & LOGISTICS — 0.5%
XPO Logistics, Inc. (a) (b)	151,100	18,011,120
AIRLINES — 0.2%
JetBlue Airways Corp. (a)	512,610	7,453,349
AUTO COMPONENTS — 1.6%
Adient PLC (a)	150,753	5,241,682
Dana, Inc.	237,478	4,635,571
Fox Factory Holding Corp. (a)	68,440	7,234,792
Gentex Corp.	405,826	13,769,676
Goodyear Tire & Rubber Co.	382,262	4,170,478
Lear Corp.	90,132	14,333,692
Visteon Corp. (a)	46,290	5,810,321
		55,196,212
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	253,483	9,302,826
Thor Industries, Inc. (b)	91,651	8,522,627
		17,825,453
BANKS — 6.3%
Associated Banc-Corp.	255,959	4,364,101
BancorpSouth Bank	160,542	4,405,272
Bank of Hawaii Corp. (b)	66,739	5,113,542
Bank OZK	199,631	6,242,461
Cathay General Bancorp	124,519	4,008,267
CIT Group, Inc.	163,091	5,854,967
Commerce Bancshares, Inc.	173,738	11,414,587
Cullen/Frost Bankers, Inc.	92,246	8,046,619
East West Bancorp, Inc.	234,627	11,897,935
First Financial Bankshares, Inc.	234,912	8,497,942
First Horizon National Corp.	918,738	11,723,097
FNB Corp.	529,825	5,033,337
Fulton Financial Corp.	268,087	3,410,067
Glacier Bancorp, Inc.	157,640	7,253,016
Hancock Whitney Corp.	142,088	4,833,834
Home BancShares, Inc. (b)	253,438	4,936,972
International Bancshares Corp.	92,051	3,446,389
PacWest Bancorp	194,133	4,930,978
Pinnacle Financial Partners, Inc.	125,600	8,088,640
Prosperity Bancshares, Inc.	153,644	10,656,748
Signature Bank	88,796	12,013,211
Sterling Bancorp	319,402	5,742,848
Synovus Financial Corp.	243,504	7,882,224
TCF Financial Corp. (b)	251,749	9,319,748
Texas Capital Bancshares, Inc. (a)	83,797	4,985,921
Trustmark Corp.	104,864	2,863,836
UMB Financial Corp.	71,750	4,950,033
Security Description	Shares	Value
Umpqua Holdings Corp.	367,186	$ 5,559,196
United Bankshares, Inc.	214,924	6,963,538
Valley National Bancorp	672,548	6,557,343
Webster Financial Corp.	148,345	6,252,742
Wintrust Financial Corp.	94,699	5,785,162
		213,034,573
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	15,141	15,054,545
BIOTECHNOLOGY — 1.6%
Arrowhead Pharmaceuticals, Inc. (a)	169,612	13,014,329
Emergent BioSolutions, Inc. (a)	74,564	6,680,934
Exelixis, Inc. (a)	513,421	10,304,359
Halozyme Therapeutics, Inc. (a)	210,414	8,986,782
Ligand Pharmaceuticals, Inc. (a) (b)	26,579	2,643,282
United Therapeutics Corp. (a)	73,553	11,164,610
		52,794,296
BUILDING PRODUCTS — 1.9%
Builders FirstSource, Inc. (a)	339,175	13,841,732
Lennox International, Inc. (b)	57,466	15,743,960
Owens Corning	179,511	13,599,753
Simpson Manufacturing Co., Inc.	71,560	6,687,282
Trex Co., Inc. (a)	191,291	16,014,883
		65,887,610
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	75,155	7,643,263
Eaton Vance Corp.	189,307	12,859,625
Evercore, Inc. Class A	67,059	7,352,349
FactSet Research Systems, Inc.	62,880	20,907,600
Federated Hermes, Inc.	156,375	4,517,674
Interactive Brokers Group, Inc. Class A	130,697	7,962,061
Janus Henderson Group PLC	246,333	8,008,286
SEI Investments Co.	198,735	11,421,300
Stifel Financial Corp.	170,014	8,578,906
		89,251,064
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	89,949	7,123,961
Avient Corp.	152,344	6,136,416
Cabot Corp.	94,089	4,222,714
Chemours Co. (b)	271,323	6,726,097
Ingevity Corp. (a)	68,873	5,215,752
Minerals Technologies, Inc.	56,289	3,496,673
NewMarket Corp.	12,106	4,821,699
Olin Corp.	235,299	5,778,944
RPM International, Inc.	215,199	19,535,765
Scotts Miracle-Gro Co. (b)	67,400	13,422,036
Sensient Technologies Corp.	69,570	5,132,179
Valvoline, Inc.	305,836	7,077,045
		88,689,281

See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brink's Co.	81,929	$ 5,898,888
Clean Harbors, Inc. (a)	84,134	6,402,597
Healthcare Services Group, Inc. (b)	124,557	3,500,052
Herman Miller, Inc.	98,572	3,331,734
HNI Corp.	70,452	2,427,776
IAA, Inc. (a)	222,526	14,459,739
KAR Auction Services, Inc.	214,835	3,998,079
MSA Safety, Inc.	59,853	8,941,440
Stericycle, Inc. (a)	151,890	10,530,534
Tetra Tech, Inc.	88,599	10,257,992
		69,748,831
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	255,235	13,489,170
Lumentum Holdings, Inc. (a) (b)	124,894	11,839,951
NetScout Systems, Inc. (a)	120,494	3,303,946
ViaSat, Inc. (a) (b)	106,876	3,489,501
		32,122,568
CONSTRUCTION & ENGINEERING — 1.2%
AECOM (a)	249,687	12,429,419
Dycom Industries, Inc. (a)	52,694	3,979,451
EMCOR Group, Inc.	90,760	8,300,909
Fluor Corp.	205,638	3,284,039
MasTec, Inc. (a) (b)	93,404	6,368,285
Valmont Industries, Inc.	35,225	6,161,909
		40,524,012
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	68,945	6,987,576
CONSUMER FINANCE — 0.8%
FirstCash, Inc.	69,081	4,838,433
LendingTree, Inc. (a) (b)	18,083	4,950,945
Navient Corp.	308,516	3,029,627
Prog Holdings, Inc.	110,961	5,977,469
SLM Corp.	621,473	7,700,050
		26,496,524
CONTAINERS & PACKAGING — 1.0%
AptarGroup, Inc.	107,202	14,674,882
Greif, Inc. Class A	43,499	2,039,233
O-I Glass, Inc.	259,919	3,093,036
Silgan Holdings, Inc.	130,906	4,853,995
Sonoco Products Co.	166,661	9,874,664
		34,535,810
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	85,636	2,907,342
Graham Holdings Co. Class B	6,681	3,563,512
Grand Canyon Education, Inc. (a)	77,588	7,224,218
H&R Block, Inc.	303,785	4,818,030
Service Corp. International	286,068	14,045,939
Security Description	Shares	Value
Strategic Education, Inc.	40,542	$ 3,864,869
WW International, Inc. (a)	77,117	1,881,655
		38,305,565
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Jefferies Financial Group, Inc.	342,727	8,431,084
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	86,519	5,358,987
Hawaiian Electric Industries, Inc.	180,493	6,387,647
IDACORP, Inc.	83,444	8,013,127
OGE Energy Corp.	329,631	10,502,044
PNM Resources, Inc.	131,652	6,389,072
		36,650,877
ELECTRICAL EQUIPMENT — 2.5%
Acuity Brands, Inc.	61,024	7,389,396
EnerSys	70,803	5,880,897
Generac Holdings, Inc. (a)	103,740	23,591,514
Hubbell, Inc.	89,625	14,052,304
nVent Electric PLC	279,791	6,516,332
Regal Beloit Corp.	67,051	8,234,533
Sunrun, Inc. (a)	257,527	17,867,223
		83,532,199
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arrow Electronics, Inc. (a)	125,116	12,173,787
Avnet, Inc.	162,433	5,703,023
Belden, Inc.	73,913	3,096,955
Cognex Corp.	287,509	23,082,660
Coherent, Inc. (a)	40,507	6,076,860
II-VI, Inc. (a) (b)	171,524	13,028,963
Jabil, Inc.	222,869	9,478,618
Littelfuse, Inc.	40,252	10,250,574
National Instruments Corp.	217,918	9,575,317
SYNNEX Corp.	68,423	5,572,369
Trimble, Inc. (a)	413,160	27,586,693
Vishay Intertechnology, Inc.	220,777	4,572,292
		130,198,111
ENERGY EQUIPMENT & SERVICES — 0.1%
ChampionX Corp. (a)	307,265	4,701,154
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	175,140	3,049,187
World Wrestling Entertainment, Inc. Class A (b)	77,389	3,718,542
		6,767,729
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.6%
American Campus Communities, Inc. REIT	228,234	9,761,568
Apartment Income REIT Corp. (a)	246,547	9,469,870
Brixmor Property Group, Inc. REIT	490,131	8,111,668

See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Camden Property Trust REIT	161,278	$ 16,114,898
CoreSite Realty Corp. REIT	70,514	8,833,994
Corporate Office Properties Trust REIT	186,217	4,856,539
Cousins Properties, Inc. REIT	246,257	8,249,610
CyrusOne, Inc. REIT	199,500	14,593,425
Douglas Emmett, Inc. REIT	272,713	7,957,765
EastGroup Properties, Inc. REIT	65,310	9,016,699
EPR Properties REIT (b)	122,299	3,974,718
First Industrial Realty Trust, Inc. REIT	211,225	8,898,909
Healthcare Realty Trust, Inc. REIT	225,676	6,680,010
Highwoods Properties, Inc. REIT	171,596	6,800,349
Hudson Pacific Properties, Inc. REIT	253,298	6,084,218
JBG SMITH Properties REIT	184,317	5,763,593
Kilroy Realty Corp. REIT	174,022	9,988,863
Lamar Advertising Co. Class A REIT	142,490	11,858,018
Life Storage, Inc. REIT	80,506	9,611,611
Macerich Co. REIT (b)	187,692	2,002,674
Medical Properties Trust, Inc. REIT	879,322	19,160,426
National Retail Properties, Inc. REIT	288,285	11,796,622
Omega Healthcare Investors, Inc. REIT	374,384	13,597,627
Park Hotels & Resorts, Inc. REIT	387,572	6,646,860
Pebblebrook Hotel Trust REIT	214,678	4,035,946
Physicians Realty Trust REIT	343,945	6,122,221
PotlatchDeltic Corp. REIT	111,449	5,574,679
PS Business Parks, Inc. REIT	33,461	4,445,963
Rayonier, Inc. REIT	225,539	6,626,336
Rexford Industrial Realty, Inc. REIT	216,220	10,618,564
Sabra Health Care REIT, Inc.	343,304	5,963,190
Service Properties Trust REIT	271,929	3,124,464
Spirit Realty Capital, Inc. REIT (b)	189,208	7,600,485
STORE Capital Corp. REIT	391,417	13,300,350
Urban Edge Properties REIT	180,746	2,338,853
Weingarten Realty Investors REIT	200,664	4,348,389
		293,929,974
FOOD & STAPLES RETAILING — 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	227,321	8,474,527
Casey's General Stores, Inc.	61,315	10,952,085
Grocery Outlet Holding Corp. (a) (b)	139,187	5,463,090
Sprouts Farmers Market, Inc. (a)	193,331	3,885,953
		28,775,655
Security Description	Shares	Value
FOOD PRODUCTS — 1.9%
Darling Ingredients, Inc. (a)	267,354	$ 15,420,979
Flowers Foods, Inc.	323,852	7,328,771
Hain Celestial Group, Inc. (a) (b)	136,644	5,486,257
Ingredion, Inc.	111,042	8,735,674
Lancaster Colony Corp.	32,118	5,901,040
Pilgrim's Pride Corp. (a)	80,367	1,575,997
Post Holdings, Inc. (a)	101,515	10,254,030
Sanderson Farms, Inc.	32,496	4,295,971
Tootsie Roll Industries, Inc. (b)	29,648	880,546
TreeHouse Foods, Inc. (a)	94,154	4,000,603
		63,879,868
GAS UTILITIES — 1.2%
National Fuel Gas Co.	150,874	6,205,448
New Jersey Resources Corp.	158,439	5,632,507
ONE Gas, Inc.	87,487	6,716,377
Southwest Gas Holdings, Inc.	93,043	5,652,362
Spire, Inc.	85,879	5,499,691
UGI Corp.	343,616	12,012,815
		41,719,200
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Avanos Medical, Inc. (a) (b)	80,081	3,674,116
Cantel Medical Corp.	62,151	4,901,228
Globus Medical, Inc. Class A (a)	124,550	8,123,151
Haemonetics Corp. (a)	83,930	9,966,687
Hill-Rom Holdings, Inc.	110,607	10,836,168
ICU Medical, Inc. (a)	32,198	6,906,149
Integra LifeSciences Holdings Corp. (a)	117,248	7,611,740
LivaNova PLC (a)	79,875	5,288,524
Masimo Corp. (a)	83,815	22,494,270
Neogen Corp. (a)	87,240	6,918,132
NuVasive, Inc. (a)	85,507	4,816,609
Penumbra, Inc. (a) (b)	55,723	9,751,525
Quidel Corp. (a)	63,538	11,414,602
		112,702,901
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	146,492	7,362,688
Amedisys, Inc. (a)	53,918	15,815,767
Chemed Corp.	26,272	13,992,730
Encompass Health Corp.	164,030	13,563,641
HealthEquity, Inc. (a) (b)	127,136	8,862,650
LHC Group, Inc. (a)	52,110	11,116,105
Molina Healthcare, Inc. (a)	97,829	20,806,272
Patterson Cos., Inc. (b)	143,893	4,263,549
Tenet Healthcare Corp. (a)	175,033	6,989,068
		102,772,470
HOTELS, RESTAURANTS & LEISURE — 4.0%
Boyd Gaming Corp.	133,619	5,734,927

See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Caesars Entertainment, Inc. (a) (b)	344,955	$ 25,619,808
Choice Hotels International, Inc. (b)	47,936	5,116,209
Churchill Downs, Inc.	58,891	11,471,378
Cracker Barrel Old Country Store, Inc.	39,052	5,151,740
Jack in the Box, Inc.	38,020	3,528,256
Marriott Vacations Worldwide Corp.	67,935	9,322,041
Papa John's International, Inc.	54,728	4,643,671
Penn National Gaming, Inc. (a) (b)	244,346	21,104,164
Scientific Games Corp. Class A (a)	93,610	3,883,879
Six Flags Entertainment Corp.	125,514	4,280,027
Texas Roadhouse, Inc.	107,834	8,428,305
Wendy's Co.	296,019	6,488,737
Wingstop, Inc.	48,860	6,476,393
Wyndham Destinations, Inc.	142,255	6,381,559
Wyndham Hotels & Resorts, Inc.	154,454	9,180,746
		136,811,840
HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a) (b)	42,037	9,340,201
KB Home	145,786	4,886,747
Taylor Morrison Home Corp. (a)	216,556	5,554,661
Tempur Sealy International, Inc. (a)	317,984	8,585,568
Toll Brothers, Inc.	190,701	8,289,772
TopBuild Corp. (a) (b)	54,686	10,066,599
TRI Pointe Group, Inc. (a) (b)	210,094	3,624,122
		50,347,670
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	96,027	4,050,419
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	88,391	13,804,906
INSURANCE — 4.4%
Alleghany Corp.	23,729	14,324,960
American Financial Group, Inc.	116,457	10,203,962
Brighthouse Financial, Inc. (a)	148,236	5,366,885
Brown & Brown, Inc.	390,310	18,504,597
CNO Financial Group, Inc.	230,244	5,118,324
First American Financial Corp.	185,241	9,563,993
Genworth Financial, Inc. Class A (a)	847,217	3,202,480
Hanover Insurance Group, Inc.	61,689	7,212,678
Kemper Corp.	101,776	7,819,450
Kinsale Capital Group, Inc.	35,079	7,020,360
Mercury General Corp.	43,901	2,292,071
Old Republic International Corp.	467,794	9,220,220
Primerica, Inc.	64,761	8,673,441
Reinsurance Group of America, Inc.	112,042	12,985,668
RenaissanceRe Holdings, Ltd.	84,121	13,948,944
Security Description	Shares	Value
RLI Corp.	65,407	$ 6,812,139
Selective Insurance Group, Inc.	98,968	6,628,877
		148,899,049
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc. (a)	159,275	4,583,935
Yelp, Inc. (a)	112,760	3,683,869
		8,267,804
INTERNET & DIRECT MARKETING RETAIL — 0.3%
GrubHub, Inc. (a)	153,284	11,384,403
IT SERVICES — 2.4%
Alliance Data Systems Corp.	79,542	5,894,062
CACI International, Inc. Class A (a)	41,661	10,387,337
Concentrix Corp. (a)	68,423	6,753,350
KBR, Inc.	235,232	7,275,726
LiveRamp Holdings, Inc. (a)	109,092	7,984,443
MAXIMUS, Inc.	101,410	7,422,198
Perspecta, Inc.	225,561	5,431,509
Sabre Corp.	514,173	6,180,359
Science Applications International Corp.	96,367	9,120,173
WEX, Inc. (a)	72,807	14,818,409
		81,267,566
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	129,756	9,892,597
Mattel, Inc. (a)	573,726	10,011,519
Polaris, Inc.	95,714	9,119,630
		29,023,746
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Bio-Techne Corp.	63,679	20,221,266
Charles River Laboratories International, Inc. (a)	82,273	20,556,732
Medpace Holdings, Inc. (a)	45,580	6,344,736
PRA Health Sciences, Inc. (a)	106,199	13,321,603
Repligen Corp. (a)	83,395	15,980,984
Syneos Health, Inc. (a)	124,987	8,515,364
		84,940,685
MACHINERY — 4.9%
AGCO Corp.	101,806	10,495,181
Colfax Corp. (a)	165,587	6,332,047
Crane Co.	81,178	6,304,283
Donaldson Co., Inc.	209,553	11,709,822
Graco, Inc.	277,158	20,052,381
ITT, Inc.	143,365	11,041,972
Kennametal, Inc.	138,377	5,014,782
Lincoln Electric Holdings, Inc.	98,616	11,464,110
Middleby Corp. (a)	92,307	11,900,218
Nordson Corp.	89,357	17,956,289
Oshkosh Corp.	112,975	9,723,758
Terex Corp.	111,194	3,879,559

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Timken Co.	111,799	$ 8,648,771
Toro Co.	177,711	16,854,111
Trinity Industries, Inc. (b)	139,907	3,692,146
Woodward, Inc.	96,226	11,694,346
		166,763,776
MARINE — 0.2%
Kirby Corp. (a)	100,061	5,186,162
MEDIA — 1.2%
Cable One, Inc.	8,936	19,906,906
John Wiley & Sons, Inc. Class A	72,145	3,294,141
New York Times Co. Class A	239,873	12,418,225
TEGNA, Inc.	361,330	5,040,553
		40,659,825
METALS & MINING — 1.6%
Commercial Metals Co. (b)	198,599	4,079,223
Compass Minerals International, Inc.	56,266	3,472,737
Reliance Steel & Aluminum Co.	105,160	12,592,910
Royal Gold, Inc.	108,142	11,501,983
Steel Dynamics, Inc.	329,442	12,146,527
United States Steel Corp. (b)	365,053	6,121,939
Worthington Industries, Inc.	59,923	3,076,447
		52,991,766
MULTI-UTILITIES — 0.6%
Black Hills Corp.	104,182	6,401,984
MDU Resources Group, Inc.	332,471	8,757,286
NorthWestern Corp.	84,363	4,919,207
		20,078,477
MULTILINE RETAIL — 0.7%
Kohl's Corp.	260,726	10,608,941
Nordstrom, Inc. (b)	179,198	5,592,770
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	94,312	7,711,892
		23,913,603
OIL, GAS & CONSUMABLE FUELS — 1.1%
Antero Midstream Corp. (b)	472,934	3,646,321
Cimarex Energy Co.	168,510	6,320,810
CNX Resources Corp. (a)	368,790	3,982,932
EQT Corp.	458,410	5,826,391
Equitrans Midstream Corp.	667,728	5,368,533
Murphy Oil Corp.	239,887	2,902,633
World Fuel Services Corp.	104,978	3,271,115
WPX Energy, Inc. (a)	672,282	5,479,098
		36,797,833
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	92,440	2,925,726
Louisiana-Pacific Corp.	181,117	6,732,119
		9,657,845
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	467,029	3,278,544
Edgewell Personal Care Co. (b)	89,944	3,110,263
Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	84,484	$ 4,615,361
		11,004,168
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	92,200	15,217,610
Nektar Therapeutics (a) (b)	298,934	5,081,878
Prestige Consumer Healthcare, Inc. (a)	83,998	2,929,010
		23,228,498
PROFESSIONAL SERVICES — 1.1%
ASGN, Inc. (a)	86,853	7,254,831
CoreLogic, Inc.	128,833	9,961,368
FTI Consulting, Inc. (a)	59,091	6,601,647
Insperity, Inc.	59,120	4,813,550
ManpowerGroup, Inc.	95,252	8,589,825
		37,221,221
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	85,014	12,613,527
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	85,712	3,197,058
Knight-Swift Transportation Holdings, Inc.	208,840	8,733,689
Landstar System, Inc.	63,606	8,565,184
Ryder System, Inc.	89,748	5,542,836
Werner Enterprises, Inc.	97,159	3,810,576
		29,849,343
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Cirrus Logic, Inc. (a)	95,418	7,843,360
CMC Materials, Inc.	48,154	7,285,700
Cree, Inc. (a) (b)	182,250	19,300,275
Enphase Energy, Inc. (a)	208,894	36,654,630
First Solar, Inc. (a)	139,819	13,830,895
MKS Instruments, Inc.	90,935	13,681,171
Monolithic Power Systems, Inc.	70,033	25,648,185
Semtech Corp. (a)	107,722	7,765,679
Silicon Laboratories, Inc. (a)	72,473	9,228,712
SolarEdge Technologies, Inc. (a) (b)	84,553	26,982,553
Synaptics, Inc. (a)	57,309	5,524,588
Universal Display Corp.	70,806	16,271,219
		190,016,967
SOFTWARE — 4.3%
ACI Worldwide, Inc. (a)	192,330	7,391,242
Blackbaud, Inc.	82,050	4,722,798
CDK Global, Inc.	201,825	10,460,590
Ceridian HCM Holding, Inc. (a)	214,720	22,880,563
CommVault Systems, Inc. (a)	74,389	4,118,919
Fair Isaac Corp. (a)	48,087	24,574,381
InterDigital, Inc.	51,530	3,126,840
J2 Global, Inc. (a) (b)	70,988	6,934,818
Manhattan Associates, Inc. (a)	104,719	11,014,344

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Paylocity Holding Corp. (a)	61,495	$ 12,662,435
PTC, Inc. (a)	173,665	20,772,071
Qualys, Inc. (a) (b)	55,683	6,786,087
SailPoint Technologies Holding, Inc. (a) (b)	150,173	7,995,211
Teradata Corp. (a) (b)	181,784	4,084,686
		147,524,985
SPECIALTY RETAIL — 2.5%
American Eagle Outfitters, Inc. (b)	249,350	5,004,455
AutoNation, Inc. (a)	97,199	6,783,518
Dick's Sporting Goods, Inc. (b)	107,582	6,047,184
Five Below, Inc. (a)	92,210	16,134,906
Foot Locker, Inc.	172,271	6,966,639
Lithia Motors, Inc. Class A	43,284	12,667,928
Murphy USA, Inc.	43,960	5,753,045
RH (a) (b)	25,592	11,452,932
Urban Outfitters, Inc. (a)	113,726	2,911,386
Williams-Sonoma, Inc. (b)	126,880	12,921,459
		86,643,452
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a) (b)	214,236	8,048,847
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	72,126	6,784,893
Columbia Sportswear Co.	49,488	4,324,261
Deckers Outdoor Corp. (a)	46,547	13,348,749
Skechers U.S.A., Inc. Class A (a)	225,296	8,097,138
		32,555,041
THRIFTS & MORTGAGE FINANCE — 0.8%
Essent Group, Ltd.	185,081	7,995,499
MGIC Investment Corp.	560,842	7,038,567
New York Community Bancorp, Inc.	766,616	8,087,799
Washington Federal, Inc.	126,809	3,264,064
		26,385,929
TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp. (b)	58,419	4,859,293
MSC Industrial Direct Co., Inc. Class A	75,228	6,348,491
Univar Solutions, Inc. (a)	277,808	5,281,130
Watsco, Inc.	54,135	12,264,284
		28,753,198
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	369,672	17,481,789
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	164,954	$ 3,063,196
TOTAL COMMON STOCKS (Cost $2,709,586,343)		3,400,917,820
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (d)	212	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	1,234,769	1,235,016
State Street Navigator Securities Lending Portfolio II (g) (h)	63,006,303	63,006,303
TOTAL SHORT-TERM INVESTMENTS (Cost $64,241,319)		64,241,319
TOTAL INVESTMENTS — 101.8% (Cost $2,773,827,662)		3,465,159,139
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(60,744,758)
NET ASSETS — 100.0%		$ 3,404,414,381
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,400,917,820	$—	$—	$3,400,917,820
Rights	—	—	0(a)	0
Short-Term Investments	64,241,319	—	—	64,241,319
TOTAL INVESTMENTS	$3,465,159,139	$—	$ 0	$3,465,159,139
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	823,084	$ 823,413	$ 54,638,323	$ 54,225,908	$(812)	$—	1,234,769	$ 1,235,016	$ 732
State Street Navigator Securities Lending Portfolio II	72,210,726	72,210,726	262,773,157	271,977,580	—	—	63,006,303	63,006,303	110,633
Total		$73,034,139	$ 317,411,480	$326,203,488	$(812)	$—		$64,241,319	$ 111,365
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	270,076	$ 14,273,517
Other Securities		38,844,348
		53,117,865
AIR FREIGHT & LOGISTICS — 0.7%
Other Securities		23,167,345
AIRLINES — 0.6%
Other Securities		19,963,227
AUTO COMPONENTS — 1.6%
LCI Industries	94,579	12,265,005
Other Securities		40,865,950
		53,130,955
AUTOMOBILES — 0.2%
Other Security		7,564,488
BANKS — 8.6%
BankUnited, Inc.	347,283	12,078,503
Community Bank System, Inc.	201,219	12,537,956
First Hawaiian, Inc.	491,638	11,592,824
Other Securities		245,743,222
		281,952,505
BEVERAGES — 0.3%
Other Securities		10,660,147
BIOTECHNOLOGY — 1.3%
Other Securities		41,522,793
BUILDING PRODUCTS — 2.0%
Resideo Technologies, Inc. (a)	527,934	11,223,877
UFP Industries, Inc.	228,378	12,686,398
Other Securities		40,278,409
		64,188,684
CAPITAL MARKETS — 1.0%
Other Securities		32,563,874
CHEMICALS — 3.0%
Balchem Corp.	121,617	14,012,711
Quaker Chemical Corp. (b)	49,571	12,560,796
Other Securities		70,344,181
		96,917,688
COMMERCIAL SERVICES & SUPPLIES — 1.8%
UniFirst Corp.	57,247	12,118,617
Other Securities		47,112,898
		59,231,515
COMMUNICATIONS EQUIPMENT — 1.1%
Viavi Solutions, Inc. (a)	857,466	12,840,553
Other Securities		22,929,740
		35,770,293
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.9%
Other Securities		$ 28,951,738
CONSTRUCTION MATERIALS — 0.1%
Other Security		2,395,402
CONSUMER FINANCE — 0.9%
Green Dot Corp. Class A (a)	201,076	11,220,041
Other Securities		17,165,291
		28,385,332
CONTAINERS & PACKAGING — 0.1%
Other Security		2,829,696
DISTRIBUTORS — 0.2%
Other Security		4,949,844
DIVERSIFIED CONSUMER SERVICES — 0.2%
Other Securities		5,840,170
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Iridium Communications, Inc. (a)	439,614	17,287,821
Vonage Holdings Corp. (a)	874,439	11,258,402
Other Securities		15,493,333
		44,039,556
ELECTRICAL EQUIPMENT — 0.5%
Other Securities		17,638,735
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Itron, Inc. (a)	151,867	14,564,045
Other Securities		110,129,448
		124,693,493
ENERGY EQUIPMENT & SERVICES — 1.3%
Other Securities		43,250,335
ENTERTAINMENT — 0.2%
Other Securities		6,171,306
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Agree Realty Corp. REIT (b)	208,174	13,860,225
Innovative Industrial Properties, Inc. REIT (b)	83,322	15,258,758
Other Securities		213,526,091
		242,645,074
FOOD & STAPLES RETAILING — 0.6%
Other Securities		19,579,904
FOOD PRODUCTS — 1.3%
Other Securities		41,298,339
GAS UTILITIES — 0.6%
Other Securities		20,519,828
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
CONMED Corp.	107,518	12,042,016
Glaukos Corp. (a)	169,110	12,727,219

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 75,025,479
		99,794,714
HEALTH CARE PROVIDERS & SERVICES — 4.1%
AMN Healthcare Services, Inc. (a)	176,730	12,061,823
Ensign Group, Inc.	191,350	13,953,242
Select Medical Holdings Corp. (a)	405,720	11,222,215
Other Securities		96,763,113
		134,000,393
HEALTH CARE TECHNOLOGY — 1.7%
HMS Holdings Corp. (a)	332,765	12,229,114
Omnicell, Inc. (a)	159,099	19,095,062
Other Securities		23,321,013
		54,645,189
HOTELS, RESTAURANTS & LEISURE — 1.7%
Shake Shack, Inc. Class A (a)	133,416	11,311,008
Other Securities		43,575,321
		54,886,329
HOUSEHOLD DURABLES — 2.4%
Meritage Homes Corp. (a)	141,411	11,711,659
Other Securities		67,683,939
		79,395,598
HOUSEHOLD PRODUCTS — 0.6%
WD-40 Co.	51,390	13,653,295
Other Securities		6,760,845
		20,414,140
INDUSTRIAL CONGLOMERATES — 0.1%
Other Security		4,451,399
INSURANCE — 2.8%
Trupanion, Inc. (a)	122,793	14,699,550
Other Securities		76,505,743
		91,205,293
INTERACTIVE MEDIA & SERVICES — 0.1%
Other Securities		3,922,560
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Stamps.com, Inc. (a)	68,578	13,454,318
Other Securities		9,943,637
		23,397,955
IT SERVICES — 2.2%
Other Securities		72,364,449
LEISURE EQUIPMENT & PRODUCTS — 1.1%
YETI Holdings, Inc. (a)	281,643	19,284,096
Other Securities		17,925,706
		37,209,802
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
NeoGenomics, Inc. (a)	416,276	$ 22,412,300
Other Security		3,781,646
		26,193,946
MACHINERY — 5.9%
Chart Industries, Inc. (a)	132,717	15,632,735
John Bean Technologies Corp.	118,243	13,464,330
Proto Labs, Inc. (a)	100,572	15,427,745
Watts Water Technologies, Inc. Class A	102,268	12,446,016
Other Securities		137,841,623
		194,812,449
MARINE — 0.4%
Other Securities		12,235,781
MEDIA — 0.6%
Other Securities		19,879,987
METALS & MINING — 2.0%
Cleveland-Cliffs, Inc. (b)	1,496,575	21,790,132
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	5,429	—
Other Securities		44,521,780
		66,311,912
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Other Securities		33,836,642
MULTI-UTILITIES — 0.3%
Other Security		10,318,950
MULTILINE RETAIL — 0.6%
Macy's, Inc. (b)	1,155,832	13,003,110
Other Security		5,724,458
		18,727,568
OIL, GAS & CONSUMABLE FUELS — 1.7%
Other Securities		56,638,116
PAPER & FOREST PRODUCTS — 0.5%
Other Securities		14,864,005
PERSONAL PRODUCTS — 0.5%
Other Securities		16,095,011
PHARMACEUTICALS — 1.2%
Elanco Animal Health, Inc. (c)	34,895	—
Other Securities		40,315,077
		40,315,077
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	194,102	17,475,003
Other Securities		19,255,791
		36,730,794
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Other Securities		16,512,261

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ROAD & RAIL — 0.9%
Saia, Inc. (a)	98,326	$ 17,777,341
Other Securities		11,206,747
		28,984,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Energy Industries, Inc. (a)	143,893	13,953,304
Brooks Automation, Inc.	277,670	18,839,910
FormFactor, Inc. (a)	289,758	12,465,389
Power Integrations, Inc.	225,052	18,422,757
Other Securities		76,947,179
		140,628,539
SOFTWARE — 3.1%
8x8, Inc. (a)	396,604	13,670,940
Alarm.com Holdings, Inc. (a)	168,077	17,387,566
LivePerson, Inc. (a)(b)	232,967	14,497,536
SPS Commerce, Inc. (a)	132,265	14,362,656
Other Securities		43,113,062
		103,031,760
SPECIALTY RETAIL — 3.8%
Other Securities		124,037,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Other Securities		8,005,040
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Capri Holdings, Ltd. (a)	564,796	23,721,432
Crocs, Inc. (a)	253,794	15,902,732
Other Securities		39,228,633
		78,852,797
THRIFTS & MORTGAGE FINANCE — 2.1%
Other Securities		69,101,183
TOBACCO — 0.3%
Other Securities		10,006,056
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	145,671	11,360,881
Other Securities		18,771,754
		30,132,635
WATER UTILITIES — 0.7%
Other Securities		21,123,271
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Other Securities		8,833,303
TOTAL COMMON STOCKS (Cost $2,791,188,013)		3,274,836,214
Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (a)(c)	24	$ —
Other Securities		18,716
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security		346
MEDIA — 0.0% (d)
Other Security		1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0%
Other Securities		—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	1,420,942	1,421,226
State Street Navigator Securities Lending Portfolio II (g)(h)	120,748,808	120,748,808
TOTAL SHORT-TERM INVESTMENTS (Cost $122,170,034)		122,170,034
TOTAL INVESTMENTS — 103.6% (Cost $2,913,366,321)		3,397,026,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(117,324,739)
NET ASSETS — 100.0%		$ 3,279,701,642
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	35	03/19/2021	$3,345,124	$3,455,900	$110,776
During the period ended December 31, 2020, average notional value related to futures contracts was $3,339,792.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,274,836,081	$ 133	$ 0(a)	$3,274,836,214
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	122,170,034	—	—	122,170,034
TOTAL INVESTMENTS	$ 3,397,006,115	$20,266	$ 0	$3,397,026,381
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	110,776	—	—	110,776
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 110,776	$ —	$—	$ 110,776
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 3,397,116,891	$20,266	$—	$3,397,137,157
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,059,861	$ 2,060,685	$ 46,789,285	$ 47,427,891	$(853)	$—	1,420,942	$ 1,421,226	$ 1,950
State Street Navigator Securities Lending Portfolio II	91,647,196	91,647,196	211,698,219	182,596,607	—	—	120,748,808	120,748,808	549,532
Total		$93,707,881	$258,487,504	$230,024,498	$(853)	$—		$122,170,034	$551,482
See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Other Securities		$ 67,121,070
AIR FREIGHT & LOGISTICS — 0.7%
Other Securities		28,294,575
AIRLINES — 0.3%
Other Securities		11,303,571
AUTO COMPONENTS — 0.3%
Other Securities		11,255,890
AUTOMOBILES — 1.8%
Tesla, Inc. (a)	93,843	66,222,190
Other Securities		12,297,888
		78,520,078
BANKS — 4.1%
Bank of America Corp.	939,909	28,488,642
JPMorgan Chase & Co.	376,347	47,822,413
Other Securities		99,904,499
		176,215,554
BEVERAGES — 1.5%
Coca-Cola Co.	477,600	26,191,584
PepsiCo, Inc.	170,642	25,306,209
Other Securities		13,161,434
		64,659,227
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	218,019	23,360,736
Other Securities		55,497,561
		78,858,297
BUILDING PRODUCTS — 0.6%
Other Securities		24,871,818
CAPITAL MARKETS — 2.7%
State Street Corp. (b)	43,589	3,172,407
Other Securities		112,579,627
		115,752,034
CHEMICALS — 1.9%
Other Securities		81,428,596
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Other Securities		23,460,048
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	521,703	23,346,209
Other Securities		11,449,362
		34,795,571
CONSTRUCTION & ENGINEERING — 0.2%
Other Securities		7,010,768
CONSTRUCTION MATERIALS — 0.1%
Other Securities		5,156,890
CONSUMER FINANCE — 0.6%
Other Securities		23,911,921
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.4%
Other Securities		$ 16,634,080
DISTRIBUTORS — 0.1%
Other Securities		5,064,137
DIVERSIFIED CONSUMER SERVICES — 0.1%
Other Securities		3,012,645
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	239,629	55,562,776
Other Security		642,503
		56,205,279
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	879,851	25,304,515
Verizon Communications, Inc.	510,954	30,018,548
Other Securities		2,575,825
		57,898,888
ELECTRIC UTILITIES — 1.7%
NextEra Energy, Inc.	241,926	18,664,591
Other Securities		52,925,396
		71,589,987
ELECTRICAL EQUIPMENT — 0.6%
Other Securities		25,753,799
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Other Securities		37,155,461
ENERGY EQUIPMENT & SERVICES — 0.2%
Other Securities		10,462,732
ENTERTAINMENT — 2.1%
Netflix, Inc. (a)	54,564	29,504,392
Walt Disney Co. (a)	223,575	40,507,319
Other Securities		18,961,416
		88,973,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Other Securities		121,389,650
FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp.	54,447	20,514,541
Walmart, Inc.	171,196	24,677,903
Other Securities		13,794,223
		58,986,667
FOOD PRODUCTS — 1.1%
Other Securities		45,014,764
GAS UTILITIES — 0.1%
Other Securities		5,139,994
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	218,840	23,960,792
Danaher Corp.	78,029	17,333,362

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	166,175	$ 19,465,739
Other Securities		99,584,049
		160,343,942
HEALTH CARE PROVIDERS & SERVICES — 2.7%
UnitedHealth Group, Inc.	117,112	41,068,836
Other Securities		73,624,152
		114,692,988
HEALTH CARE TECHNOLOGY — 0.1%
Other Securities		4,630,751
HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald's Corp.	92,011	19,743,720
Other Securities		57,947,164
		77,690,884
HOUSEHOLD DURABLES — 0.5%
Other Securities		21,129,587
HOUSEHOLD PRODUCTS — 1.5%
Procter & Gamble Co.	306,144	42,596,876
Other Securities		21,583,063
		64,179,939
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
Other Security		1,958,091
INDUSTRIAL CONGLOMERATES — 1.2%
Honeywell International, Inc.	86,688	18,438,537
Other Securities		30,713,922
		49,152,459
INSURANCE — 2.0%
Other Securities		86,469,277
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class C (a)	35,767	62,659,492
Alphabet, Inc. Class A (a)	37,047	64,930,054
Facebook, Inc. Class A (a)	296,234	80,919,279
Other Securities		5,992,650
		214,501,475
INTERNET & DIRECT MARKETING RETAIL — 4.5%
Amazon.com, Inc. (a)	52,626	171,399,198
Other Securities		21,561,338
		192,960,536
IT SERVICES — 5.2%
Accenture PLC Class A	78,271	20,445,168
Mastercard, Inc. Class A	108,614	38,768,681
PayPal Holdings, Inc. (a)	144,668	33,881,246
Visa, Inc. Class A	209,370	45,795,500
Other Securities		84,084,744
		222,975,339
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities		$ 4,953,218
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Thermo Fisher Scientific, Inc.	48,942	22,796,205
Other Securities		31,013,136
		53,809,341
MACHINERY — 2.0%
Other Securities		83,868,477
MARINE — 0.0% (c)
Other Securities		752,667
MEDIA — 1.3%
Comcast Corp. Class A	563,784	29,542,282
Other Securities		26,361,430
		55,903,712
METALS & MINING — 0.4%
Ferroglobe Representation & Warranty Insurance Trust (a)(d)	929	—
Other Securities		18,780,566
		18,780,566
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Other Securities		1,112,074
MULTI-UTILITIES — 0.8%
Other Securities		34,248,572
MULTILINE RETAIL — 0.5%
Other Securities		22,727,089
OIL, GAS & CONSUMABLE FUELS — 2.0%
Chevron Corp.	237,687	20,072,667
Exxon Mobil Corp.	522,105	21,521,168
Other Securities		43,588,851
		85,182,686
PAPER & FOREST PRODUCTS — 0.0% (c)
Other Securities		1,248,987
PERSONAL PRODUCTS — 0.2%
Other Securities		8,833,805
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	279,021	17,307,673
Elanco Animal Health, Inc. (d)	6,058	—
Johnson & Johnson	325,024	51,152,277
Merck & Co., Inc.	312,343	25,549,657
Pfizer, Inc.	686,266	25,261,451
Other Securities		35,070,969
		154,342,027
PROFESSIONAL SERVICES — 0.4%
Other Securities		17,018,347

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Other Securities		$ 4,139,569
ROAD & RAIL — 1.0%
Union Pacific Corp.	82,598	17,198,555
Other Securities		25,290,172
		42,488,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Broadcom, Inc.	49,959	21,874,548
Intel Corp.	505,961	25,206,977
NVIDIA Corp.	76,391	39,891,380
QUALCOMM, Inc.	139,645	21,273,519
Texas Instruments, Inc.	113,309	18,597,406
Other Securities		91,760,340
		218,604,170
SOFTWARE — 8.2%
Adobe, Inc. (a)	58,982	29,498,078
Microsoft Corp.	932,178	207,335,031
salesforce.com, Inc. (a)	112,968	25,138,769
Other Securities		87,584,733
		349,556,611
SPECIALTY RETAIL — 2.3%
Home Depot, Inc.	132,896	35,299,835
Other Securities		61,578,541
		96,878,376
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	1,970,800	261,505,452
Other Securities		13,102,056
		274,607,508
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
NIKE, Inc. Class B	154,949	21,920,635
Other Securities		12,537,269
		34,457,904
THRIFTS & MORTGAGE FINANCE — 0.1%
Other Securities		4,219,523
TOBACCO — 0.6%
Other Securities		25,604,468
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Other Securities		10,949,139
WATER UTILITIES — 0.1%
Other Securities		5,448,542
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Other Securities		10,304,083
TOTAL COMMON STOCKS (Cost $3,486,838,522)		4,266,622,574
Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (c)
MEDIA — 0.0% (c)
Other Security (Cost: $14)		$ 28
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Other Security (Cost: $150)		219
TOTAL PREFERRED STOCKS (Cost $164)		247
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Other Securities		2,555
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Other Security		75
MEDIA — 0.0% (c)
Other Security		132
TOTAL RIGHTS (Cost $2,080)		2,762
WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Other Securities		—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	7,359,159	7,360,631
State Street Navigator Securities Lending Portfolio II (b)(g)	8,724,551	8,724,551
TOTAL SHORT-TERM INVESTMENTS (Cost $16,084,917)		16,085,182
TOTAL INVESTMENTS — 100.1% (Cost $3,502,925,683)		4,282,710,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,327,319)
NET ASSETS — 100.0%		$ 4,277,383,446

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	03/19/2021	$8,769,832	$8,997,120	$227,288
E-Mini Russell 2000 Index (long)	1	03/19/2021	95,517	98,740	3,223
E-mini S&P MidCap 400 Index (long)	3	03/19/2021	672,607	691,050	18,443
Total unrealized appreciation/depreciation on open futures contracts.					$248,954
During the period ended December 31, 2020, average notional value related to futures contracts was $8,765,109.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 4,266,599,611	$22,963	$ 0(a)	$4,266,622,574
Preferred Stocks	247	—	—	247
Rights	—	2,762	—	2,762
Warrants	—	0(b)	—	0
Short-Term Investments	16,085,182	—	—	16,085,182
TOTAL INVESTMENTS	$4,282,685,040	$25,725	$ 0	$4,282,710,765
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	248,954	—	—	248,954
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 248,954	$ —	$—	$ 248,954
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,282,933,994	$25,725	$—	$4,282,959,719
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	43,065	$ 2,736,781	$ 343,310	$ 307,943	$ 3,649	$396,610	43,589	$ 3,172,407	$44,786
State Street Institutional Liquid Reserves Fund, Premier Class	3,411,166	3,412,531	50,160,650	46,210,505	(2,004)	(41)	7,359,159	7,360,631	4,618
State Street Navigator Securities Lending Portfolio II	7,437,155	7,437,155	26,782,670	25,495,274	—	—	8,724,551	8,724,551	48,490
Total		$13,586,467	$77,286,630	$72,013,722	$ 1,645	$396,569		$19,257,589	$97,894
See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.5%
L3Harris Technologies, Inc.	68,832	$ 13,010,624
Lockheed Martin Corp.	65,101	23,109,553
Teledyne Technologies, Inc. (a)	10,412	4,081,296
TransDigm Group, Inc. (a)	18,821	11,647,376
		51,848,849
AIR FREIGHT & LOGISTICS — 0.8%
Expeditors International of Washington, Inc.	63,212	6,012,093
FedEx Corp.	88,903	23,080,997
United Parcel Service, Inc. Class B	286,745	48,287,858
		77,380,948
AUTO COMPONENTS — 0.1%
Aptiv PLC	104,020	13,552,766
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	435,903	307,603,670
BANKS — 0.2%
First Republic Bank	52,972	7,783,176
SVB Financial Group (a)	29,828	11,568,193
		19,351,369
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	52,486	4,168,963
Coca-Cola Co.	778,250	42,679,230
Monster Beverage Corp. (a)	212,413	19,643,954
PepsiCo, Inc.	333,682	49,485,041
		115,977,188
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	748,810	80,234,992
Alexion Pharmaceuticals, Inc. (a)	91,817	14,345,488
Amgen, Inc.	167,340	38,474,813
Biogen, Inc. (a)	46,855	11,472,915
Incyte Corp. (a)	67,428	5,864,887
Regeneron Pharmaceuticals, Inc. (a)	60,293	29,128,151
Vertex Pharmaceuticals, Inc. (a)	149,496	35,331,885
		214,853,131
BUILDING PRODUCTS — 0.3%
Allegion PLC	22,198	2,583,403
Carrier Global Corp.	299,758	11,306,872
Fortune Brands Home & Security, Inc.	45,480	3,898,546
Masco Corp.	66,235	3,638,288
Trane Technologies PLC	63,466	9,212,725
		30,639,834
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	57,042	41,158,085
Cboe Global Markets, Inc.	31,696	2,951,531
Intercontinental Exchange, Inc.	174,197	20,083,172
MarketAxess Holdings, Inc.	21,626	12,338,931
Moody's Corp.	66,815	19,392,386
Security Description	Shares	Value
MSCI, Inc.	47,700	$ 21,299,481
Nasdaq, Inc.	42,908	5,695,608
S&P Global, Inc.	138,340	45,476,508
T Rowe Price Group, Inc.	78,059	11,817,352
		180,213,054
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	58,448	15,969,163
Albemarle Corp.	61,172	9,024,093
Dow, Inc.	208,912	11,594,616
Ecolab, Inc.	65,623	14,198,192
FMC Corp.	74,072	8,513,095
Linde PLC (a)	174,994	46,112,669
Sherwin-Williams Co.	32,444	23,843,420
		129,255,248
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	33,348	11,787,184
Copart, Inc. (a)	119,481	15,203,957
Rollins, Inc.	127,185	4,969,118
Waste Management, Inc.	87,168	10,279,722
		42,239,981
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a)	31,041	9,019,583
F5 Networks, Inc. (a)	15,616	2,747,479
Motorola Solutions, Inc.	43,824	7,452,710
		19,219,772
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	46,152	5,028,722
Quanta Services, Inc.	46,314	3,335,534
		8,364,256
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	32,043	4,752,297
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	20,172	3,128,879
Ball Corp.	120,334	11,212,722
Sealed Air Corp.	58,868	2,695,566
		17,037,167
DISTRIBUTORS — 0.1%
Pool Corp.	22,626	8,428,185
ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	484,319	37,365,211
NRG Energy, Inc.	82,844	3,110,792
		40,476,003
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	64,767	7,832,921
Emerson Electric Co.	137,492	11,050,232
Rockwell Automation, Inc.	37,271	9,347,939
		28,231,092

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	106,674	$ 13,949,759
CDW Corp.	36,133	4,761,968
Corning, Inc.	202,500	7,290,000
IPG Photonics Corp. (a)	8,815	1,972,709
Keysight Technologies, Inc. (a)	60,734	8,022,354
TE Connectivity, Ltd.	72,249	8,747,186
Zebra Technologies Corp. Class A (a)	22,332	8,582,858
		53,326,834
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	262,103	24,336,263
Electronic Arts, Inc.	90,033	12,928,739
Netflix, Inc. (a)	253,365	137,002,056
Take-Two Interactive Software, Inc. (a)	65,254	13,559,129
		187,826,187
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
American Tower Corp. REIT	130,279	29,242,424
Crown Castle International Corp. REIT	148,782	23,684,607
Duke Realty Corp. REIT	87,712	3,505,849
Equinix, Inc. REIT	29,735	21,236,142
Extra Space Storage, Inc. REIT	35,661	4,131,683
Public Storage REIT	37,083	8,563,577
SBA Communications Corp. REIT	41,528	11,716,295
		102,080,577
FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	134,396	50,637,725
FOOD PRODUCTS — 0.1%
Hershey Co.	34,735	5,291,183
Lamb Weston Holdings, Inc.	29,902	2,354,483
McCormick & Co., Inc.	62,923	6,015,439
		13,661,105
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	599,182	65,604,437
ABIOMED, Inc. (a)	25,982	8,423,364
Align Technology, Inc. (a)	41,246	22,041,038
Cooper Cos., Inc.	11,530	4,189,080
Danaher Corp.	246,277	54,707,973
DexCom, Inc. (a)	55,249	20,426,660
Edwards Lifesciences Corp. (a)	204,255	18,634,184
Hologic, Inc. (a)	106,342	7,744,888
IDEXX Laboratories, Inc. (a)	49,069	24,528,121
Intuitive Surgical, Inc. (a)	47,318	38,710,856
ResMed, Inc.	83,324	17,711,349
STERIS PLC	27,939	5,295,558
Stryker Corp.	92,134	22,576,515
Teleflex, Inc.	12,548	5,164,380
Varian Medical Systems, Inc. (a)	32,550	5,696,576
Security Description	Shares	Value
West Pharmaceutical Services, Inc.	41,790	$ 11,839,525
		333,294,504
HEALTH CARE PROVIDERS & SERVICES — 1.3%
DaVita, Inc. (a)	42,448	4,983,395
Humana, Inc.	39,544	16,223,717
UnitedHealth Group, Inc.	282,827	99,181,772
		120,388,884
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	75,787	5,947,764
HOTELS, RESTAURANTS & LEISURE — 1.3%
Chipotle Mexican Grill, Inc. (a)	16,086	22,306,617
Domino's Pizza, Inc.	22,677	8,695,722
Hilton Worldwide Holdings, Inc.	59,038	6,568,568
McDonald's Corp.	171,365	36,771,502
Starbucks Corp.	391,320	41,863,414
Yum! Brands, Inc.	74,552	8,093,365
		124,299,188
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	114,357	7,881,484
Garmin, Ltd.	48,063	5,751,219
PulteGroup, Inc.	78,623	3,390,224
		17,022,927
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	95,745	8,351,836
Clorox Co.	48,556	9,804,427
Colgate-Palmolive Co.	256,227	21,909,971
Kimberly-Clark Corp.	74,264	10,013,015
Procter & Gamble Co.	682,312	94,936,892
		145,016,141
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	145,268	3,413,798
INDUSTRIAL CONGLOMERATES — 0.1%
Roper Technologies, Inc.	32,553	14,033,273
INSURANCE — 0.6%
Aon PLC Class A	68,361	14,442,628
Arthur J Gallagher & Co.	47,511	5,877,586
Marsh & McLennan Cos., Inc.	142,823	16,710,291
Progressive Corp.	215,502	21,308,838
		58,339,343
INTERACTIVE MEDIA & SERVICES — 10.3%
Alphabet, Inc. Class A (a)	172,484	302,302,358
Alphabet, Inc. Class C (a)	166,503	291,693,276
Facebook, Inc. Class A (a)	1,379,145	376,727,248
Twitter, Inc. (a)	457,227	24,758,842
		995,481,724

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 8.8%
Amazon.com, Inc. (a)	244,703	$ 796,980,542
Booking Holdings, Inc. (a)	8,923	19,873,930
eBay, Inc.	373,980	18,792,495
Etsy, Inc. (a)	72,466	12,892,426
Expedia Group, Inc.	28,132	3,724,677
		852,264,070
IT SERVICES — 5.8%
Accenture PLC Class A	203,240	53,088,320
Akamai Technologies, Inc. (a)	59,933	6,292,366
Automatic Data Processing, Inc.	118,281	20,841,112
Broadridge Financial Solutions, Inc.	33,282	5,098,802
Cognizant Technology Solutions Corp. Class A	156,780	12,848,121
Fiserv, Inc. (a)	217,550	24,770,243
FleetCor Technologies, Inc. (a)	20,614	5,624,118
Gartner, Inc. (a)	27,235	4,362,775
Jack Henry & Associates, Inc.	20,402	3,304,920
Mastercard, Inc. Class A	343,054	122,449,695
Paychex, Inc.	97,467	9,081,975
PayPal Holdings, Inc. (a)	671,988	157,379,589
VeriSign, Inc. (a)	24,284	5,255,057
Visa, Inc. Class A	583,368	127,600,083
		557,997,176
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	126,668	15,008,891
Bio-Rad Laboratories, Inc. Class A (a)	12,336	7,191,148
Illumina, Inc. (a)	41,927	15,512,990
IQVIA Holdings, Inc. (a)	70,539	12,638,473
Mettler-Toledo International, Inc. (a)	13,709	15,623,873
PerkinElmer, Inc.	64,327	9,230,924
Thermo Fisher Scientific, Inc.	227,260	105,853,163
Waters Corp. (a)	19,597	4,848,690
		185,908,152
MACHINERY — 1.2%
Caterpillar, Inc.	146,756	26,712,527
Cummins, Inc.	36,557	8,302,095
Deere & Co.	135,121	36,354,305
IDEX Corp.	19,564	3,897,149
Illinois Tool Works, Inc.	72,878	14,858,366
Otis Worldwide Corp.	120,085	8,111,742
Parker-Hannifin Corp.	38,054	10,366,290
Xylem, Inc.	47,653	4,850,599
		113,453,073
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	83,850	55,470,968
Comcast Corp. Class A	1,151,018	60,313,343
		115,784,311
Security Description	Shares	Value
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	517,840	$ 13,474,197
Newmont Corp.	253,992	15,211,581
		28,685,778
MULTILINE RETAIL — 0.7%
Dollar General Corp.	140,581	29,564,184
Target Corp.	190,007	33,541,936
		63,106,120
OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
Hess Corp.	83,266	4,395,612
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	72,935	19,414,568
PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb Co.	675,495	41,900,955
Catalent, Inc. (a)	94,684	9,853,764
Eli Lilly & Co.	278,425	47,009,277
Johnson & Johnson	603,645	95,001,650
Merck & Co., Inc.	695,653	56,904,415
Zoetis, Inc.	199,413	33,002,852
		283,672,913
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	34,946	6,738,987
IHS Markit, Ltd.	139,268	12,510,444
Verisk Analytics, Inc.	93,423	19,393,681
		38,643,112
ROAD & RAIL — 1.0%
CSX Corp.	228,644	20,749,443
JB Hunt Transport Services, Inc.	28,299	3,867,058
Kansas City Southern	27,424	5,598,061
Norfolk Southern Corp.	65,674	15,604,799
Old Dominion Freight Line, Inc.	54,396	10,617,011
Union Pacific Corp.	185,975	38,723,715
		95,160,087
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.8%
Advanced Micro Devices, Inc. (a)	689,168	63,203,597
Analog Devices, Inc.	91,385	13,500,306
Applied Materials, Inc.	524,998	45,307,327
Broadcom, Inc.	157,666	69,034,058
KLA Corp.	88,392	22,885,573
Lam Research Corp.	82,781	39,094,983
Maxim Integrated Products, Inc.	92,190	8,172,644
Microchip Technology, Inc.	107,746	14,880,800
NVIDIA Corp.	355,077	185,421,209
Qorvo, Inc. (a)	65,593	10,906,148
QUALCOMM, Inc.	648,370	98,772,686
Skyworks Solutions, Inc.	49,638	7,588,657
Teradyne, Inc.	95,484	11,447,577
Texas Instruments, Inc.	279,653	45,899,447
Xilinx, Inc.	140,895	19,974,684
		656,089,696

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 15.8%
Adobe, Inc. (a)	275,117	$ 137,591,514
ANSYS, Inc. (a)	48,745	17,733,431
Autodesk, Inc. (a)	126,418	38,600,472
Cadence Design Systems, Inc. (a)	160,360	21,877,915
Citrix Systems, Inc.	45,985	5,982,648
Fortinet, Inc. (a)	76,884	11,419,581
Intuit, Inc.	150,485	57,161,727
Microsoft Corp.	4,338,159	964,893,325
Oracle Corp.	599,792	38,800,544
Paycom Software, Inc. (a)	27,789	12,567,575
salesforce.com, Inc. (a)	524,700	116,761,491
ServiceNow, Inc. (a)	111,816	61,546,881
Synopsys, Inc. (a)	87,737	22,744,940
Tyler Technologies, Inc. (a)	22,688	9,903,766
		1,517,585,810
SPECIALTY RETAIL — 2.2%
AutoZone, Inc. (a)	7,502	8,893,171
Best Buy Co., Inc.	66,276	6,613,682
Home Depot, Inc.	444,442	118,052,684
L Brands, Inc.	75,188	2,796,242
Lowe's Cos., Inc.	297,909	47,817,374
O'Reilly Automotive, Inc. (a)	28,297	12,806,373
Tractor Supply Co.	66,963	9,413,658
Ulta Beauty, Inc. (a)	16,116	4,627,871
		211,021,055
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 12.6%
Apple, Inc.	9,170,342	1,216,812,680
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	460,126	65,094,025
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	247,578	12,089,234
Security Description	Shares	Value
United Rentals, Inc. (a)	41,277	$ 9,572,549
W.W. Grainger, Inc.	15,820	6,459,939
		28,121,722
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	51,275	7,869,174
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	231,367	31,199,840
TOTAL COMMON STOCKS (Cost $7,537,658,471)		9,626,473,758
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d) (Cost $4,899,975)	4,898,995	4,899,975
TOTAL INVESTMENTS — 100.0% (Cost $7,542,558,446)		9,631,373,733
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		2,423,777
NET ASSETS — 100.0%		$ 9,633,797,510
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,626,473,758	$—	$—	$9,626,473,758
Short-Term Investment	4,899,975	—	—	4,899,975
TOTAL INVESTMENTS	$9,631,373,733	$—	$—	$9,631,373,733
See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,021,206	$4,022,815	$71,633,759	$70,754,053	$(2,546)	$—	4,898,995	$4,899,975	$5,242
State Street Navigator Securities Lending Portfolio II	—	—	6,712,327	6,712,327	—	—	—	—	408
Total		$4,022,815	$78,346,086	$77,466,380	$(2,546)	$—		$4,899,975	$5,650
See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 15.8%
Citizens Financial Group, Inc.	1,008,399	$ 36,060,348
Comerica, Inc.	689,326	38,505,750
Fifth Third Bancorp	1,320,093	36,394,964
Huntington Bancshares, Inc.	2,686,947	33,936,141
KeyCorp.	2,105,688	34,554,340
M&T Bank Corp.	245,349	31,232,928
People's United Financial, Inc.	2,149,542	27,793,578
PNC Financial Services Group, Inc.	241,433	35,973,517
Regions Financial Corp.	2,362,136	38,077,632
Truist Financial Corp.	683,480	32,759,197
US Bancorp	698,666	32,550,849
		377,839,244
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	265,614	28,460,540
CAPITAL MARKETS — 3.1%
Franklin Resources, Inc.	1,252,169	31,291,703
Invesco, Ltd.	2,470,750	43,065,173
		74,356,876
CHEMICALS — 4.2%
CF Industries Holdings, Inc.	843,523	32,652,775
Dow, Inc.	605,357	33,597,314
LyondellBasell Industries NV Class A	376,574	34,516,773
		100,766,862
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	2,417,490	28,453,857
International Paper Co.	710,209	35,311,592
		63,765,449
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	872,328	25,088,153
CenturyLink, Inc.	2,556,455	24,925,436
Verizon Communications, Inc.	453,729	26,656,579
		76,670,168
ELECTRIC UTILITIES — 8.2%
Duke Energy Corp.	311,580	28,528,265
Edison International	460,462	28,926,223
Exelon Corp.	682,398	28,810,843
FirstEnergy Corp.	874,988	26,783,383
Pinnacle West Capital Corp.	316,968	25,341,592
PPL Corp.	1,003,291	28,292,806
Southern Co.	470,280	28,889,300
		195,572,412
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes Co. (a)	1,575,723	32,853,824
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.6%
AvalonBay Communities, Inc. REIT	175,665	28,181,936
Security Description	Shares	Value
Boston Properties, Inc. REIT	284,482	$ 26,892,083
Federal Realty Investment Trust REIT	353,408	30,082,089
Healthpeak Properties, Inc. REIT	983,024	29,716,816
Iron Mountain, Inc. REIT (a)	946,935	27,915,644
Public Storage REIT	139,165	32,137,373
Realty Income Corp. REIT	449,223	27,928,194
Regency Centers Corp. REIT	645,524	29,429,439
Simon Property Group, Inc. REIT	425,856	36,317,000
SL Green Realty Corp. REIT (a)	555,443	33,093,294
Ventas, Inc. REIT	721,118	35,363,627
Vornado Realty Trust REIT	736,769	27,510,954
Welltower, Inc. REIT	501,642	32,416,106
		396,984,555
FOOD & STAPLES RETAILING — 1.1%
Walgreens Boots Alliance, Inc.	636,759	25,393,949
FOOD PRODUCTS — 1.1%
Kraft Heinz Co.	743,801	25,780,143
HOUSEHOLD DURABLES — 2.7%
Leggett & Platt, Inc.	717,902	31,803,059
Newell Brands, Inc.	1,504,931	31,949,685
		63,752,744
INSURANCE — 8.0%
American International Group, Inc.	823,839	31,190,545
Lincoln National Corp.	693,226	34,876,200
MetLife, Inc.	674,896	31,686,367
Principal Financial Group, Inc.	576,167	28,583,645
Prudential Financial, Inc.	397,385	31,023,847
Unum Group	1,422,758	32,638,068
		189,998,672
IT SERVICES — 2.1%
International Business Machines Corp.	205,057	25,812,575
Western Union Co.	1,147,958	25,186,199
		50,998,774
MEDIA — 4.2%
Interpublic Group of Cos., Inc.	1,390,536	32,705,407
Omnicom Group, Inc.	456,065	28,444,774
ViacomCBS, Inc. Class B	1,042,200	38,832,372
		99,982,553
MULTI-UTILITIES — 2.0%
Consolidated Edison, Inc.	341,290	24,665,028
Dominion Energy, Inc.	320,786	24,123,107
		48,788,135
OIL, GAS & CONSUMABLE FUELS — 10.0%
Chevron Corp.	286,189	24,168,661
Exxon Mobil Corp.	593,928	24,481,712
HollyFrontier Corp.	956,073	24,714,487
Kinder Morgan, Inc.	1,810,150	24,744,751

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	666,528	$ 27,567,598
ONEOK, Inc.	898,144	34,470,767
Phillips 66	396,482	27,729,951
Valero Energy Corp.	444,883	25,167,031
Williams Cos., Inc.	1,342,767	26,922,478
		239,967,436
PHARMACEUTICALS — 1.1%
Pfizer, Inc.	723,475	26,631,115
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Broadcom, Inc.	84,364	36,938,777
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.0%
Hewlett Packard Enterprise Co.	2,681,340	31,773,879
NetApp, Inc.	597,101	39,551,970
Seagate Technology PLC	536,952	33,376,937
Xerox Holdings Corp.	1,648,217	38,222,152
		142,924,938
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Hanesbrands, Inc.	1,846,428	26,920,920
TOBACCO — 2.2%
Altria Group, Inc.	616,367	25,271,047
Philip Morris International, Inc.	335,652	27,788,629
		53,059,676
TOTAL COMMON STOCKS (Cost $2,228,988,879)		2,378,407,762
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c)	1,789,913	$ 1,790,271
State Street Navigator Securities Lending Portfolio II (d) (e)	26,909,774	26,909,774
TOTAL SHORT-TERM INVESTMENTS (Cost $28,700,045)		28,700,045
TOTAL INVESTMENTS — 100.7% (Cost $2,257,688,924)		2,407,107,807
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(17,014,745)
NET ASSETS — 100.0%		$ 2,390,093,062
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,378,407,762	$—	$—	$2,378,407,762
Short-Term Investments	28,700,045	—	—	28,700,045
TOTAL INVESTMENTS	$2,407,107,807	$—	$—	$2,407,107,807
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,761,467	$ 3,762,972	$106,665,087	$108,637,457	$(331)	$—	1,789,913	$ 1,790,271	$ 1,621
State Street Navigator Securities Lending Portfolio II	14,914,753	14,914,753	212,156,674	200,161,653	—	—	26,909,774	26,909,774	22,242
Total		$18,677,725	$318,821,761	$ 308,799,110	$(331)	$—		$28,700,045	$23,863
See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.8%
Boeing Co.	270,237	$ 57,846,932
General Dynamics Corp.	118,404	17,620,883
Howmet Aerospace, Inc.	198,676	5,670,213
Huntington Ingalls Industries, Inc.	20,662	3,522,458
L3Harris Technologies, Inc.	45,980	8,691,140
Lockheed Martin Corp.	67,720	24,039,246
Northrop Grumman Corp.	78,904	24,043,627
Raytheon Technologies Corp.	773,324	55,300,399
Teledyne Technologies, Inc. (a)	9,556	3,745,761
Textron, Inc.	116,540	5,632,378
TransDigm Group, Inc. (a)	11,084	6,859,333
		212,972,370
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	69,270	6,502,375
Expeditors International of Washington, Inc.	30,206	2,872,892
FedEx Corp.	44,311	11,504,022
United Parcel Service, Inc. Class B	109,225	18,393,490
		39,272,779
AIRLINES — 0.5%
Alaska Air Group, Inc.	62,972	3,274,544
American Airlines Group, Inc. (b)	311,006	4,904,564
Delta Air Lines, Inc.	324,732	13,057,474
Southwest Airlines Co.	300,594	14,010,686
United Airlines Holdings, Inc. (a)	149,067	6,447,148
		41,694,416
AUTO COMPONENTS — 0.1%
Aptiv PLC	45,341	5,907,479
BorgWarner, Inc.	124,456	4,808,980
		10,716,459
AUTOMOBILES — 0.6%
Ford Motor Co.	1,989,629	17,488,839
General Motors Co.	641,342	26,705,481
		44,194,320
BANKS — 8.0%
Bank of America Corp.	3,876,186	117,487,198
Citigroup, Inc.	1,060,083	65,364,718
Citizens Financial Group, Inc.	217,417	7,774,832
Comerica, Inc.	70,808	3,955,335
Fifth Third Bancorp	362,715	10,000,053
First Republic Bank	41,572	6,108,174
Huntington Bancshares, Inc.	517,955	6,541,772
JPMorgan Chase & Co.	1,551,177	197,108,061
KeyCorp.	497,185	8,158,806
M&T Bank Corp.	65,288	8,311,162
People's United Financial, Inc.	216,308	2,796,862
PNC Financial Services Group, Inc.	215,754	32,147,346
Security Description	Shares	Value
Regions Financial Corp.	489,079	$ 7,883,954
Truist Financial Corp.	686,408	32,899,535
US Bancorp	697,949	32,517,444
Wells Fargo & Co.	2,105,185	63,534,483
Zions Bancorp NA	83,476	3,626,197
		606,215,932
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	46,508	3,694,130
Coca-Cola Co.	1,280,102	70,200,794
Constellation Brands, Inc. Class A	86,325	18,909,491
Molson Coors Beverage Co. Class B	95,820	4,330,106
PepsiCo, Inc.	408,151	60,528,793
		157,663,314
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	233,712	25,042,241
Alexion Pharmaceuticals, Inc. (a)	30,126	4,706,886
Amgen, Inc.	148,232	34,081,501
Biogen, Inc. (a)	36,840	9,020,642
Gilead Sciences, Inc.	638,310	37,187,941
Incyte Corp. (a)	35,024	3,046,388
		113,085,599
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	69,006	3,782,909
Allegion PLC	27,168	3,161,812
Carrier Global Corp.	149,352	5,633,557
Fortune Brands Home & Security, Inc.	30,396	2,605,545
Johnson Controls International PLC	368,589	17,172,561
Masco Corp.	74,576	4,096,460
Trane Technologies PLC	65,450	9,500,722
		45,953,566
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	60,113	11,681,759
Bank of New York Mellon Corp.	415,108	17,617,184
BlackRock, Inc.	21,671	15,636,493
Cboe Global Markets, Inc.	26,968	2,511,260
Charles Schwab Corp.	759,548	40,286,426
CME Group, Inc.	182,759	33,271,276
Franklin Resources, Inc.	138,728	3,466,813
Goldman Sachs Group, Inc.	175,185	46,198,036
Intercontinental Exchange, Inc.	131,494	15,159,943
Invesco, Ltd.	191,796	3,343,004
Moody's Corp.	23,040	6,687,130
Morgan Stanley	727,770	49,874,078
Nasdaq, Inc.	20,426	2,711,347
Northern Trust Corp.	105,962	9,869,301
Raymond James Financial, Inc.	62,005	5,932,018
State Street Corp. (c)	179,621	13,072,817
T Rowe Price Group, Inc.	46,117	6,981,653
		284,300,538

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	60,792	$ 16,609,590
Celanese Corp.	59,492	7,730,391
CF Industries Holdings, Inc.	108,892	4,215,209
Corteva, Inc.	379,350	14,688,432
Dow, Inc.	192,632	10,691,076
DuPont de Nemours, Inc.	373,658	26,570,820
Eastman Chemical Co.	68,983	6,917,615
Ecolab, Inc.	68,284	14,773,926
International Flavors & Fragrances, Inc. (b)	54,415	5,922,529
Linde PLC (a)	112,278	29,586,376
LyondellBasell Industries NV Class A	130,909	11,999,119
Mosaic Co.	175,655	4,041,822
PPG Industries, Inc.	120,253	17,342,888
Sherwin-Williams Co.	12,884	9,468,580
		180,558,373
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	15,184	5,366,937
Republic Services, Inc.	107,101	10,313,826
Waste Management, Inc.	119,491	14,091,574
		29,772,337
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	2,151,547	96,281,728
F5 Networks, Inc. (a)	17,544	3,086,691
Juniper Networks, Inc.	167,863	3,778,596
Motorola Solutions, Inc.	47,508	8,079,211
		111,226,226
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	25,080	2,732,717
Quanta Services, Inc.	29,688	2,138,130
		4,870,847
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	31,696	9,000,713
Vulcan Materials Co.	39,152	5,806,633
		14,807,346
CONSUMER FINANCE — 1.1%
American Express Co.	332,093	40,153,365
Capital One Financial Corp.	232,941	23,026,218
Discover Financial Services	156,041	14,126,392
Synchrony Financial	276,464	9,596,065
		86,902,040
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	798,576	9,399,239
Avery Dennison Corp.	24,639	3,821,755
Ball Corp.	60,014	5,592,105
International Paper Co.	200,113	9,949,618
Packaging Corp. of America	48,254	6,654,709
Sealed Air Corp.	26,886	1,231,110
Security Description	Shares	Value
Westrock Co.	133,722	$ 5,820,919
		42,469,455
DISTRIBUTORS — 0.2%
Genuine Parts Co.	73,508	7,382,408
LKQ Corp. (a)	142,511	5,022,088
		12,404,496
DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc. Class B (a)	990,408	229,645,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	3,628,382	104,352,266
CenturyLink, Inc.	502,797	4,902,271
Verizon Communications, Inc.	2,106,951	123,783,371
		233,037,908
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	127,196	6,554,410
American Electric Power Co., Inc.	252,738	21,045,493
Duke Energy Corp.	374,710	34,308,448
Edison International	192,758	12,109,058
Entergy Corp.	101,941	10,177,789
Evergy, Inc.	115,447	6,408,463
Eversource Energy	174,593	15,104,040
Exelon Corp.	496,719	20,971,476
FirstEnergy Corp.	276,259	8,456,288
NextEra Energy, Inc.	568,584	43,866,256
NRG Energy, Inc.	51,036	1,916,402
Pinnacle West Capital Corp.	57,324	4,583,054
PPL Corp.	391,485	11,039,877
Southern Co.	537,762	33,034,720
Xcel Energy, Inc.	267,520	17,835,558
		247,411,332
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	59,792	7,231,245
Eaton Corp. PLC	202,979	24,385,897
Emerson Electric Co.	182,717	14,684,965
Rockwell Automation, Inc.	26,021	6,526,327
		52,828,434
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	57,864	7,566,875
CDW Corp.	40,752	5,370,706
Corning, Inc.	206,181	7,422,516
FLIR Systems, Inc.	66,727	2,924,644
IPG Photonics Corp. (a)	10,036	2,245,956
Keysight Technologies, Inc. (a)	40,552	5,356,514
TE Connectivity, Ltd.	104,379	12,637,166
Vontier Corp. (a)	68,584	2,290,706
Zebra Technologies Corp. Class A (a)	7,356	2,827,131
		48,642,214

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	349,221	$ 7,281,258
Halliburton Co.	450,127	8,507,400
Nov, Inc.	194,195	2,666,297
Schlumberger NV	708,754	15,472,100
TechnipFMC PLC	215,117	2,022,100
		35,949,155
ENTERTAINMENT — 2.6%
Activision Blizzard, Inc.	161,352	14,981,533
Electronic Arts, Inc.	67,955	9,758,338
Live Nation Entertainment, Inc. (a)	72,816	5,350,520
Walt Disney Co. (a)	921,795	167,010,818
		197,101,209
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Alexandria Real Estate Equities, Inc. REIT	63,065	11,239,444
American Tower Corp. REIT	110,800	24,870,168
AvalonBay Communities, Inc. REIT	71,064	11,400,798
Boston Properties, Inc. REIT	72,154	6,820,718
Crown Castle International Corp. REIT	87,884	13,990,254
Digital Realty Trust, Inc. REIT	142,609	19,895,382
Duke Realty Corp. REIT	108,956	4,354,971
Equinix, Inc. REIT	19,012	13,577,990
Equity Residential REIT	174,425	10,339,914
Essex Property Trust, Inc. REIT	33,260	7,896,589
Extra Space Storage, Inc. REIT	34,236	3,966,583
Federal Realty Investment Trust REIT	35,033	2,982,009
Healthpeak Properties, Inc. REIT	274,073	8,285,227
Host Hotels & Resorts, Inc. REIT	359,147	5,254,321
Iron Mountain, Inc. REIT (b)	146,724	4,325,424
Kimco Realty Corp. REIT	220,220	3,305,502
Mid-America Apartment Communities, Inc. REIT	58,270	7,382,226
Prologis, Inc. REIT	376,411	37,513,120
Public Storage REIT	44,100	10,184,013
Realty Income Corp. REIT	178,767	11,113,944
Regency Centers Corp. REIT	80,377	3,664,387
SBA Communications Corp. REIT	19,817	5,590,970
Simon Property Group, Inc. REIT	166,925	14,235,364
SL Green Realty Corp. REIT (b)	36,956	2,201,839
UDR, Inc. REIT	149,927	5,761,695
Ventas, Inc. REIT	190,731	9,353,448
Vornado Realty Trust REIT	79,825	2,980,666
Welltower, Inc. REIT	212,520	13,733,042
Weyerhaeuser Co. REIT	380,085	12,744,250
		288,964,258
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	105,596	$ 39,786,461
Kroger Co.	394,215	12,520,268
Sysco Corp.	259,350	19,259,331
Walmart, Inc.	705,925	101,759,089
Walgreens Boots Alliance, Inc.	365,972	14,594,963
		187,920,112
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	283,254	14,278,834
Campbell Soup Co.	103,126	4,986,142
Conagra Brands, Inc.	248,741	9,019,349
General Mills, Inc.	311,262	18,302,206
Hershey Co.	44,340	6,754,312
Hormel Foods Corp.	142,957	6,663,226
J.M. Smucker Co.	58,098	6,716,129
Kellogg Co.	129,493	8,058,349
Kraft Heinz Co.	329,928	11,435,304
Lamb Weston Holdings, Inc.	45,998	3,621,883
McCormick & Co., Inc.	70,887	6,776,797
Mondelez International, Inc. Class A	728,168	42,575,983
Tyson Foods, Inc. Class A	149,763	9,650,728
		148,839,242
GAS UTILITIES — 0.1%
Atmos Energy Corp.	64,144	6,121,262
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Abbott Laboratories	370,035	40,515,132
Baxter International, Inc.	260,109	20,871,146
Becton Dickinson and Co.	147,708	36,959,496
Boston Scientific Corp. (a)	729,047	26,209,240
Cooper Cos., Inc.	14,702	5,341,531
Danaher Corp.	103,019	22,884,641
DENTSPLY SIRONA, Inc.	111,296	5,827,459
Edwards Lifesciences Corp. (a)	136,468	12,449,976
Hologic, Inc. (a)	36,593	2,665,068
Intuitive Surgical, Inc. (a)	17,954	14,688,167
Medtronic PLC	685,403	80,288,107
STERIS PLC	18,662	3,537,195
Stryker Corp.	84,938	20,813,207
Teleflex, Inc.	12,584	5,179,197
Varian Medical Systems, Inc. (a)	17,672	3,092,777
Zimmer Biomet Holdings, Inc.	105,497	16,256,033
		317,578,372
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	74,872	7,319,487
Anthem, Inc.	126,641	40,663,159
Cardinal Health, Inc.	149,367	8,000,097
Centene Corp. (a)	295,249	17,723,797
Cigna Corp.	183,938	38,292,213
CVS Health Corp.	666,477	45,520,379
HCA Healthcare, Inc.	134,427	22,107,864
Henry Schein, Inc. (a)	72,707	4,861,190

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	32,334	$ 13,265,670
Laboratory Corp. of America Holdings (a)	49,604	10,096,894
McKesson Corp.	81,812	14,228,743
Quest Diagnostics, Inc.	68,601	8,175,181
UnitedHealth Group, Inc.	231,920	81,329,706
Universal Health Services, Inc. Class B	39,533	5,435,787
		317,020,167
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	89,020	6,986,290
HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp.	375,170	8,126,182
Darden Restaurants, Inc.	66,247	7,891,343
Hilton Worldwide Holdings, Inc.	88,960	9,897,690
Las Vegas Sands Corp.	167,191	9,964,583
Marriott International, Inc. Class A	135,468	17,870,938
McDonald's Corp.	227,619	48,842,485
MGM Resorts International	208,746	6,577,586
Norwegian Cruise Line Holdings, Ltd. (a)	160,662	4,085,635
Royal Caribbean Cruises, Ltd.	94,842	7,083,749
Starbucks Corp.	250,996	26,851,552
Wynn Resorts, Ltd.	49,408	5,574,705
Yum! Brands, Inc.	87,560	9,505,514
		162,271,962
HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	67,520	4,653,479
Garmin, Ltd.	33,424	3,999,516
Leggett & Platt, Inc.	67,500	2,990,250
Lennar Corp. Class A	140,078	10,678,146
Mohawk Industries, Inc. (a)	30,421	4,287,840
Newell Brands, Inc.	192,278	4,082,062
NVR, Inc. (a)	1,770	7,221,352
PulteGroup, Inc.	66,920	2,885,590
Whirlpool Corp.	31,813	5,741,928
		46,540,163
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	41,717	3,638,974
Clorox Co.	21,228	4,286,358
Colgate-Palmolive Co.	209,555	17,919,048
Kimberly-Clark Corp.	107,405	14,481,416
Procter & Gamble Co.	656,483	91,343,044
		131,668,840
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	210,026	4,935,611
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	293,682	51,332,677
General Electric Co.	4,460,242	48,170,614
Honeywell International, Inc.	357,282	75,993,881
Security Description	Shares	Value
Roper Technologies, Inc.	24,568	$ 10,591,019
		186,088,191
INSURANCE — 3.2%
Aflac, Inc.	332,601	14,790,766
Allstate Corp.	154,843	17,021,891
American International Group, Inc.	438,679	16,608,387
Aon PLC Class A	55,884	11,806,613
Arthur J Gallagher & Co.	55,805	6,903,637
Assurant, Inc.	30,229	4,117,794
Chubb, Ltd.	229,848	35,378,204
Cincinnati Financial Corp.	76,208	6,658,293
Everest Re Group, Ltd.	20,324	4,757,645
Globe Life, Inc.	49,015	4,654,464
Hartford Financial Services Group, Inc.	182,466	8,937,185
Lincoln National Corp.	92,465	4,651,914
Loews Corp.	118,946	5,354,949
Marsh & McLennan Cos., Inc.	131,740	15,413,580
MetLife, Inc.	389,535	18,288,668
Principal Financial Group, Inc.	130,072	6,452,872
Progressive Corp.	107,335	10,613,285
Prudential Financial, Inc.	201,627	15,741,020
Travelers Cos., Inc.	128,996	18,107,169
Unum Group	103,696	2,378,786
Willis Towers Watson PLC	65,611	13,822,925
WR Berkley Corp.	71,688	4,761,517
		247,221,564
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Booking Holdings, Inc. (a)	12,884	28,696,147
Expedia Group, Inc.	44,308	5,866,379
		34,562,526
IT SERVICES — 5.1%
Accenture PLC Class A	141,919	37,070,662
Akamai Technologies, Inc. (a)	29,856	3,134,581
Automatic Data Processing, Inc.	113,558	20,008,920
Broadridge Financial Solutions, Inc.	29,446	4,511,127
Cognizant Technology Solutions Corp. Class A	133,388	10,931,147
DXC Technology Co.	129,540	3,335,655
Fidelity National Information Services, Inc.	315,905	44,687,921
Fiserv, Inc. (a)	90,688	10,325,736
FleetCor Technologies, Inc. (a)	24,245	6,614,763
Gartner, Inc. (a)	21,340	3,418,455
Global Payments, Inc.	152,390	32,827,854
International Business Machines Corp.	453,663	57,107,098
Jack Henry & Associates, Inc.	20,229	3,276,896
Leidos Holdings, Inc.	68,115	7,160,249
Mastercard, Inc. Class A	143,324	51,158,069
Paychex, Inc.	75,791	7,062,205
VeriSign, Inc. (a)	29,666	6,419,722

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	345,389	$ 75,546,936
Western Union Co.	209,334	4,592,788
		389,190,784
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	64,914	6,072,056
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	43,620	5,168,534
Illumina, Inc. (a)	37,204	13,765,480
IQVIA Holdings, Inc. (a)	35,160	6,299,617
Waters Corp. (a)	14,202	3,513,859
		28,747,490
MACHINERY — 2.2%
Caterpillar, Inc.	146,574	26,679,399
Cummins, Inc.	42,981	9,760,985
Deere & Co.	39,900	10,735,095
Dover Corp.	73,376	9,263,720
Flowserve Corp.	66,281	2,442,455
Fortive Corp.	171,713	12,160,715
IDEX Corp.	21,190	4,221,048
Illinois Tool Works, Inc.	81,792	16,675,753
Ingersoll Rand, Inc. (a)	189,243	8,621,911
Otis Worldwide Corp.	99,570	6,725,953
PACCAR, Inc.	176,420	15,221,518
Parker-Hannifin Corp.	31,475	8,574,105
Pentair PLC	84,691	4,496,245
Snap-on, Inc.	27,577	4,719,528
Stanley Black & Decker, Inc.	81,604	14,571,210
Westinghouse Air Brake Technologies Corp.	91,125	6,670,350
Xylem, Inc.	49,508	5,039,419
		166,579,409
MEDIA — 1.5%
Comcast Corp. Class A	1,301,894	68,219,245
Discovery, Inc. Class A (a) (b)	81,627	2,456,156
Discovery, Inc. Class C (a)	150,177	3,933,136
DISH Network Corp. Class A (a)	125,900	4,071,606
Fox Corp. Class A	171,837	5,003,893
Fox Corp. Class B (a)	78,744	2,274,127
Interpublic Group of Cos., Inc.	198,605	4,671,190
News Corp. Class A	199,071	3,577,306
News Corp. Class B	61,978	1,101,349
Omnicom Group, Inc.	109,451	6,826,459
ViacomCBS, Inc. Class B	287,657	10,718,100
		112,852,567
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	281,162	7,315,835
Newmont Corp.	184,067	11,023,773
Nucor Corp.	153,727	8,176,739
		26,516,347
MULTI-UTILITIES — 1.8%
Ameren Corp.	125,922	9,829,471
Security Description	Shares	Value
CenterPoint Energy, Inc.	277,403	$ 6,003,001
CMS Energy Corp.	145,798	8,895,136
Consolidated Edison, Inc.	174,204	12,589,723
Dominion Energy, Inc.	415,365	31,235,448
DTE Energy Co.	98,582	11,968,841
NiSource, Inc.	195,086	4,475,273
Public Service Enterprise Group, Inc.	257,516	15,013,183
Sempra Energy	146,869	18,712,579
WEC Energy Group, Inc.	160,596	14,779,650
		133,502,305
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (a)	119,754	12,938,222
Target Corp.	86,663	15,298,620
		28,236,842
OIL, GAS & CONSUMABLE FUELS — 4.3%
Apache Corp.	192,232	2,727,772
Cabot Oil & Gas Corp.	202,940	3,303,863
Chevron Corp.	980,146	82,773,330
Concho Resources, Inc.	99,927	5,830,740
ConocoPhillips	543,749	21,744,522
Devon Energy Corp.	194,759	3,079,140
Diamondback Energy, Inc.	80,424	3,892,522
EOG Resources, Inc.	297,016	14,812,188
Exxon Mobil Corp.	2,152,899	88,742,497
Hess Corp.	65,420	3,453,522
HollyFrontier Corp.	75,886	1,961,653
Kinder Morgan, Inc.	991,307	13,551,167
Marathon Oil Corp.	401,897	2,680,653
Marathon Petroleum Corp.	331,318	13,703,312
Occidental Petroleum Corp.	426,732	7,386,731
ONEOK, Inc.	226,297	8,685,279
Phillips 66	222,368	15,552,418
Pioneer Natural Resources Co.	83,764	9,539,882
Valero Energy Corp.	207,618	11,744,950
Williams Cos., Inc.	617,874	12,388,374
		327,554,515
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	50,736	13,505,416
PHARMACEUTICALS — 4.9%
Bristol-Myers Squibb Co.	552,322	34,260,534
Eli Lilly & Co.	157,618	26,612,223
Johnson & Johnson	804,285	126,578,373
Merck & Co., Inc.	669,911	54,798,720
Perrigo Co. PLC	69,476	3,106,967
Pfizer, Inc.	2,830,150	104,177,821
Viatris, Inc. (a)	615,669	11,537,637
Zoetis, Inc.	65,320	10,810,460
		371,882,735
PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	30,942	5,966,855
IHS Markit, Ltd.	66,430	5,967,407
Nielsen Holdings PLC	181,750	3,793,123

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Robert Half International, Inc.	58,028	$ 3,625,589
		19,352,974
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	170,792	10,712,074
ROAD & RAIL — 1.0%
CSX Corp.	186,920	16,962,990
JB Hunt Transport Services, Inc.	17,420	2,380,443
Kansas City Southern	23,340	4,764,394
Norfolk Southern Corp.	71,073	16,887,656
Union Pacific Corp.	178,413	37,149,155
		78,144,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Analog Devices, Inc.	107,272	15,847,293
Broadcom, Inc.	65,920	28,863,072
Intel Corp.	2,086,561	103,952,469
Maxim Integrated Products, Inc.	54,406	4,823,092
Microchip Technology, Inc.	37,124	5,127,196
Micron Technology, Inc. (a)	566,812	42,612,926
Skyworks Solutions, Inc.	40,600	6,206,928
Texas Instruments, Inc.	219,703	36,059,853
		243,492,829
SOFTWARE — 0.5%
Citrix Systems, Inc.	21,920	2,851,792
NortonLifeLock, Inc.	301,309	6,261,201
Oracle Corp.	434,663	28,118,349
		37,231,342
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	34,550	5,441,971
AutoZone, Inc. (a)	5,128	6,078,936
Best Buy Co., Inc.	58,652	5,852,883
CarMax, Inc. (a)	83,532	7,890,433
Gap, Inc.	104,727	2,114,438
Home Depot, Inc.	153,468	40,764,170
L Brands, Inc.	52,324	1,945,930
Lowe's Cos., Inc.	108,208	17,368,466
O'Reilly Automotive, Inc. (a)	11,784	5,333,085
Ross Stores, Inc.	181,248	22,259,067
Tiffany & Co.	55,041	7,235,139
TJX Cos., Inc.	611,297	41,745,472
Ulta Beauty, Inc. (a)	14,024	4,027,132
		168,057,122
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Hewlett Packard Enterprise Co.	655,343	7,765,815
HP, Inc.	699,333	17,196,598
NetApp, Inc.	113,698	7,531,355
Seagate Technology PLC	113,851	7,076,978
Western Digital Corp.	154,930	8,581,573
Xerox Holdings Corp.	84,832	1,967,254
		50,119,573
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	177,312	$ 2,585,209
NIKE, Inc. Class B	230,010	32,539,515
PVH Corp.	36,180	3,396,940
Ralph Lauren Corp.	24,610	2,553,041
Tapestry, Inc.	141,232	4,389,490
Under Armour, Inc. Class A (a)	96,021	1,648,681
Under Armour, Inc. Class C (a)	99,066	1,474,102
VF Corp.	162,846	13,908,677
		62,495,655
TOBACCO — 1.4%
Altria Group, Inc.	946,308	38,798,628
Philip Morris International, Inc.	792,959	65,649,076
		104,447,704
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	73,116	3,570,254
W.W. Grainger, Inc.	8,916	3,640,760
		7,211,014
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	46,143	7,081,566
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	92,045	12,412,268
TOTAL COMMON STOCKS (Cost $7,304,025,827)		7,575,814,353
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	10,900,983	10,903,164
State Street Navigator Securities Lending Portfolio II (c) (f)	14,016,347	14,016,347
TOTAL SHORT-TERM INVESTMENTS (Cost $24,918,503)		24,919,511
TOTAL INVESTMENTS — 100.1% (Cost $7,328,944,330)		7,600,733,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,867,157)
NET ASSETS — 100.0%		$ 7,596,866,707

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,575,814,353	$—	$—	$7,575,814,353
Short-Term Investments	24,919,511	—	—	24,919,511
TOTAL INVESTMENTS	$7,600,733,864	$—	$—	$7,600,733,864
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	159,632	$10,144,614	$ 7,414,606	$ 6,185,197	$83,715	$1,615,078	179,621	$13,072,816	$184,582
State Street Institutional Liquid Reserves Fund, Premier Class	4,135,723	4,137,377	109,201,599	102,431,596	(3,980)	(236)	10,900,983	10,903,164	5,911
State Street Navigator Securities Lending Portfolio II	12,271,818	12,271,818	62,228,699	60,484,170	—	—	14,016,347	14,016,347	93,748
Total		$26,553,809	$178,844,904	$169,100,963	$79,735	$1,614,842		$37,992,327	$284,241
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$7,834,452,733	$3,400,917,820	$3,274,856,347
Investments in affiliated issuers, at value	29,531,794	64,241,319	122,170,034
Total Investments	7,863,984,527	3,465,159,139	3,397,026,381
Foreign currency, at value	—	—	17,407
Net cash at broker	359,628	—	96,132
Cash	13,360	209	2,142
Receivable from broker — accumulated variation margin on futures contracts	227,400	—	110,858
Receivable for investments sold	—	5,114,466	—
Receivable for fund shares sold	—	—	516
Dividends receivable — unaffiliated issuers	5,861,933	3,221,364	3,453,145
Dividends receivable — affiliated issuers	1,461	588	255
Securities lending income receivable — unaffiliated issuers	420	15,449	90,214
Securities lending income receivable — affiliated issuers	10,957	21,606	—
Other Receivable	10,320	—	—
TOTAL ASSETS	7,870,470,006	3,473,532,821	3,400,797,050
LIABILITIES
Payable upon return of securities loaned	5,731,511	63,006,303	120,748,808
Payable for investments purchased	14,765,110	5,970,869	210,325
Payable for fund shares repurchased	13,833	1,365	—
Advisory fee payable	199,732	139,903	136,275
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	20,710,186	69,118,440	121,095,408
NET ASSETS	$7,849,759,820	$3,404,414,381	$3,279,701,642
NET ASSETS CONSIST OF:
Paid-in Capital	$6,802,523,414	$2,905,120,340	$3,104,008,868
Total distributable earnings (loss)	1,047,236,406	499,294,041	175,692,774
NET ASSETS	$7,849,759,820	$3,404,414,381	$3,279,701,642
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.99	$ 40.41	$ 35.77
Shares outstanding (unlimited amount authorized, $0.01 par value)	178,450,000	84,250,000	91,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,698,474,066	$2,709,586,343	$2,791,196,287
Investments in affiliated issuers	29,787,963	64,241,319	122,170,034
Total cost of investments	$6,728,262,029	$2,773,827,662	$2,913,366,321
Foreign currency, at cost	$ —	$ —	$ 16,507
* Includes investments in securities on loan, at value	$ 7,232,021	$ 164,932,709	$ 167,131,420
See accompanying notes to financial statements.
46

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$4,263,453,176	$9,626,473,758	$2,378,407,762	$7,562,741,537
19,257,589	4,899,975	28,700,045	37,992,327
4,282,710,765	9,631,373,733	2,407,107,807	7,600,733,864
1	—	—	—
385,638	—	—	—
9,875	95,661	261,609	255,506
249,075	—	—	—
57,744	—	—	—
—	1,274	—	1,494
3,231,881	2,650,042	9,771,275	10,124,192
832	1,043	379	1,456
2,208	—	5,162	716
9,784	—	—	23,518
—	—	—	—
4,286,657,803	9,634,121,753	2,417,146,232	7,611,140,746

8,724,551	—	26,909,774	14,016,347
441,062	—	—	—
—	—	813	—
106,446	324,243	141,838	257,692
2,298	—	745	—
9,274,357	324,243	27,053,170	14,274,039
$4,277,383,446	$9,633,797,510	$2,390,093,062	$7,596,866,707

$3,584,019,674	$7,955,225,478	$2,857,102,645	$7,733,229,530
693,363,772	1,678,572,032	(467,009,583)	(136,362,823)
$4,277,383,446	$9,633,797,510	$2,390,093,062	$7,596,866,707

$ 46.12	$ 55.32	$ 32.97	$ 34.41
92,750,216	174,150,108	72,500,000	220,802,864

$3,483,356,135	$7,537,658,471	$2,228,988,879	$7,291,193,381
19,569,548	4,899,975	28,700,045	37,750,949
$3,502,925,683	$7,542,558,446	$2,257,688,924	$7,328,944,330
$ 1	$ —	$ —	$ —
$ 21,239,719	$ —	$ 41,755,855	$ 17,612,796
47

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 59,197,631	$ 22,988,352	$ 20,542,203
Dividend income — affiliated issuers	96,962	732	1,950
Dividend income — non-cash transactions	—	—	—
Unaffiliated securities lending income	5,201	65,378	116,220
Affiliated securities lending income	44,679	110,633	549,532
Foreign taxes withheld	—	—	(26,609)
TOTAL INVESTMENT INCOME (LOSS)	59,344,473	23,165,095	21,183,296
EXPENSES
Advisory fee	1,021,541	692,826	651,489
Trustees’ fees and expenses	44,824	18,463	16,839
Miscellaneous expenses	1,091	1,094	—
TOTAL EXPENSES	1,067,456	712,383	668,328
NET INVESTMENT INCOME (LOSS)	$ 58,277,017	$ 22,452,712	$ 20,514,968
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(26,083,199)	(41,138,642)	(58,010,841)
Investments — affiliated issuers	92,130	(812)	(853)
In-kind redemptions — unaffiliated issuers	217,703,490	44,329,521	89,196,525
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	1,495,289	—	1,087,665
Net realized gain (loss)	193,207,710	3,190,067	32,272,496
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,084,515,001	720,021,584	770,548,691
Investments — affiliated issuers	702,950	—	—
Foreign currency translations	—	—	1,673
Futures contracts	127,041	—	(40,867)
Net change in unrealized appreciation/depreciation	1,085,344,992	720,021,584	770,509,497
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,278,552,702	723,211,651	802,781,993
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,336,829,719	$745,664,363	$823,296,961
See accompanying notes to financial statements.
48

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$ 32,757,783	$ 46,543,397	$ 83,569,039	$ 83,396,969
49,404	5,242	1,621	190,492
—	—	5,742,583	—
14,810	2,650	10,780	9,183
48,490	408	22,242	93,748
(1,114)	—	—	—
32,869,373	46,551,697	89,346,265	83,690,392

570,610	1,844,944	734,438	1,186,368
29,774	64,929	16,029	38,446
1,104	—	—	1,102
601,488	1,909,873	750,467	1,225,916
$ 32,267,885	$ 44,641,824	$ 88,595,798	$ 82,464,476

(14,586,996)	(108,362,303)	(255,693,340)	(166,621,540)
(10,831)	(2,546)	(331)	79,735
99,231,673	759,750,736	80,771,270	374,218,972
12,476	—	—	—
1,679,497	—	—	—
86,325,819	651,385,887	(174,922,401)	207,677,167

660,163,748	1,173,941,862	486,042,015	807,568,085
396,569	—	—	1,614,842
—	—	—	—
130,251	—	—	—
660,690,568	1,173,941,862	486,042,015	809,182,927
747,016,387	1,825,327,749	311,119,614	1,016,860,094
$779,284,272	$1,869,969,573	$ 399,715,412	$1,099,324,570
49

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 58,277,017	$ 71,399,616	$ 22,452,712	$ 29,758,982
Net realized gain (loss)	193,207,710	182,186,590	3,190,067	36,490,864
Net change in unrealized appreciation/depreciation	1,085,344,992	(44,975,506)	720,021,584	(17,709,194)
Net increase (decrease) in net assets resulting from operations	1,336,829,719	208,610,700	745,664,363	48,540,652
Net equalization credits and charges	3,379,541	5,815,303	524,144	746,197
Distributions to shareholders	(58,883,903)	(77,524,435)	(21,047,556)	(32,317,155)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,922,977,253	4,631,476,386	481,590,808	1,755,647,671
Cost of shares redeemed	(867,191,542)	(1,774,495,918)	(142,841,214)	(1,023,290,385)
Net income equalization	(3,379,541)	(5,815,303)	(524,144)	(746,197)
Other Capital	283	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	1,052,406,453	2,851,165,165	338,225,450	731,611,089
Net increase (decrease) in net assets during the period	2,333,731,810	2,988,066,733	1,063,366,401	748,580,783
Net assets at beginning of period	5,516,028,010	2,527,961,277	2,341,047,980	1,592,467,197
NET ASSETS AT END OF PERIOD	$7,849,759,820	$ 5,516,028,010	$3,404,414,381	$ 2,341,047,980
SHARES OF BENEFICIAL INTEREST:
Shares sold	47,250,000	130,900,000	13,600,000	59,000,000
Shares redeemed	(20,750,000)	(52,150,000)	(4,250,000)	(30,850,000)
Net increase (decrease) from share transactions	26,500,000	78,750,000	9,350,000	28,150,000
See accompanying notes to financial statements.
50

SPDR Portfolio S&P 600 Small Cap ETF		SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 20,514,968	$ 24,557,819	$ 32,267,885	$ 70,137,332	$ 44,641,824	$ 81,229,349
32,272,496	8,463,256	86,325,819	233,877,347	651,385,887	604,997,608
770,509,497	(167,283,409)	660,690,568	(104,815,778)	1,173,941,862	377,841,933
823,296,961	(134,262,334)	779,284,272	199,198,901	1,869,969,573	1,064,068,890
384,488	1,985,075	698,668	(2,007,066)	(189,773)	(2,168,066)
(19,107,572)	(28,626,694)	(31,458,740)	(70,931,693)	(42,485,263)	(79,997,956)

636,778,133	2,516,622,643	482,936,990	1,131,014,081	2,910,782,964	5,383,677,786
(329,767,391)	(1,552,375,300)	(345,336,613)	(1,364,546,132)	(3,007,661,494)	(3,855,447,274)
(384,488)	(1,985,075)	(698,668)	2,007,066	189,773	2,168,066
—	—	359	—	—	—
306,626,254	962,262,268	136,902,068	(231,524,985)	(96,688,757)	1,530,398,578
1,111,200,131	801,358,315	885,426,268	(105,264,843)	1,730,605,780	2,512,301,446
2,168,501,511	1,367,143,196	3,391,957,178	3,497,222,021	7,903,191,730	5,390,890,284
$3,279,701,642	$ 2,168,501,511	$4,277,383,446	$ 3,391,957,178	$ 9,633,797,510	$ 7,903,191,730

21,050,000	88,050,000	11,100,000	29,500,000	55,900,000	131,500,000
(10,950,000)	(51,050,000)	(8,050,000)	(35,650,000)	(57,550,000)	(94,850,000)
10,100,000	37,000,000	3,050,000	(6,150,000)	(1,650,000)	36,650,000
51

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 88,595,798	$ 87,676,444	$ 82,464,476	$ 105,377,439
Net realized gain (loss)	(174,922,401)	(247,808,096)	207,677,167	388,606,753
Net change in unrealized appreciation/depreciation	486,042,015	(351,383,948)	809,182,927	(643,943,353)
Net increase (decrease) in net assets resulting from operations	399,715,412	(511,515,600)	1,099,324,570	(149,959,161)
Net equalization credits and charges	1,257,927	5,149,300	6,222,755	8,221,100
Distributions to shareholders	(63,280,093)	(98,950,324)	(76,711,702)	(113,650,900)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	943,149,036	1,845,711,497	3,709,018,442	5,265,229,240
Cost of shares redeemed	(805,798,075)	(1,023,699,734)	(1,888,245,539)	(3,131,990,673)
Net income equalization	(1,257,927)	(5,149,300)	(6,222,755)	(8,221,100)
Net increase (decrease) in net assets from beneficial interest transactions	136,093,034	816,862,463	1,814,550,148	2,125,017,467
Net increase (decrease) in net assets during the period	473,786,280	211,545,839	2,843,385,771	1,869,628,506
Net assets at beginning of period	1,916,306,782	1,704,760,943	4,753,480,936	2,883,852,430
NET ASSETS AT END OF PERIOD	$2,390,093,062	$ 1,916,306,782	$ 7,596,866,707	$ 4,753,480,936
SHARES OF BENEFICIAL INTEREST:
Shares sold	32,050,000	53,900,000	113,650,000	167,200,000
Shares redeemed	(28,250,000)	(30,050,000)	(56,550,000)	(95,700,000)
Net increase (decrease) from share transactions	3,800,000	23,850,000	57,100,000	71,500,000
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 36.30	$ 34.53	$ 31.87	$ 28.36	$ 24.53	$ 24.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.69	0.65	0.61	0.52	0.50
Net realized and unrealized gain (loss) (c)	7.65	1.72	2.64	3.38	3.83	0.17
Total from investment operations	8.00	2.41	3.29	3.99	4.35	0.67
Net equalization credits and charges (b)	0.02	0.06	0.05	0.11	0.01	0.01
Other capital	0.00(d)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.33)	(0.70)	(0.68)	(0.59)	(0.53)	(0.50)
Net asset value, end of period	$ 43.99	$ 36.30	$ 34.53	$ 31.87	$ 28.36	$ 24.53
Total return (e)	22.16%	7.26%	10.65%	14.50%	17.94%	2.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,849,760	$5,516,028	$2,527,961	$1,362,496	$147,491	$93,191
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.04%	0.10%	0.10%
Net investment income (loss)	1.71%(f)	1.97%	2.00%	1.94%	1.94%	2.08%
Portfolio turnover rate (g)	3%(h)	11%	5%	7%	4%	5%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 31.26	$ 34.06	$ 34.86	$ 30.80	$ 26.08	$ 29.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.54	0.54	0.52	0.42	0.41
Net realized and unrealized gain (loss) (c)	9.11	(2.77)	(0.82)	4.16	4.93	(1.94)
Total from investment operations	9.40	(2.23)	(0.28)	4.68	5.35	(1.53)
Net equalization credits and charges	0.01	0.01	0.04	0.07	—	(0.01)
Distributions to shareholders from:
Net investment income	(0.26)	(0.58)	(0.56)	(0.50)	(0.46)	(0.43)
Net realized gains	—	—	—	(0.19)	(0.17)	(0.95)
Total distributions	(0.26)	(0.58)	(0.56)	(0.69)	(0.63)	(1.38)
Net asset value, end of period	$ 40.41	$ 31.26	$ 34.06	$ 34.86	$ 30.80	$ 26.08
Total return (d)	30.19%	(6.53)%	(0.60)%	15.56%	20.65%	(5.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,404,414	$2,341,048	$1,592,467	$780,885	$180,166	$62,580
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.05%	0.06%	0.10%	0.10%
Net investment income (loss)	1.62%(e)	1.66%	1.61%	1.56%	1.44%	1.57%
Portfolio turnover rate (f)	7%(g)	30%	8%	11%	37%	16%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 26.57	$ 30.65	$ 32.26	$ 27.69	$ 22.56	$ 24.66
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	0.44	0.48	0.50	0.38	0.37
Net realized and unrealized gain (loss) (c)	9.17	(4.07)	(1.57)	4.49	5.12	(2.00)
Total from investment operations	9.41	(3.63)	(1.09)	4.99	5.50	(1.63)
Net equalization credits and charges (b)	0.00(d)	0.04	0.01	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.21)	(0.49)	(0.53)	(0.46)	(0.40)	(0.38)
Net realized gains	—	—	—	—	—	(0.12)
Total distributions	(0.21)	(0.49)	(0.53)	(0.46)	(0.40)	(0.50)
Net asset value, end of period	$ 35.77	$ 26.57	$ 30.65	$ 32.26	$ 27.69	$ 22.56
Total return (e)	35.47%	(11.78)%	(3.24)%	18.27%	24.59%	(6.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,279,702	$2,168,502	$1,367,143	$1,188,787	$224,263	$87,992
Ratios to average net assets:
Total expenses	0.05%(f)	0.05%	0.05%	0.06%	0.10%	0.12%
Net investment income (loss)	1.57%(f)	1.55%	1.57%	1.63%	1.47%	1.68%
Portfolio turnover rate (g)	7%(h)	80%	14%	28%	20%	18%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 37.81	$ 36.49	$ 33.98	$ 30.06	$ 25.88	$ 25.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.72	0.68	0.64	0.54	0.51
Net realized and unrealized gain (loss) (c)	8.29	1.35	2.43	3.72	4.19	0.07
Total from investment operations	8.65	2.07	3.11	4.36	4.73	0.58
Net equalization credits and charges (b)	0.01	(0.02)	0.06	0.10	(0.01)	(0.01)
Other capital (b)	0.00(d)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.35)	(0.73)	(0.66)	(0.54)	(0.54)	(0.52)
Net asset value, end of period	$ 46.12	$ 37.81	$ 36.49	$ 33.98	$ 30.06	$ 25.88
Total return (e)	22.94%	5.76%	9.45%	14.90%	18.37%	2.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,277,383	$3,391,957	$3,497,222	$2,198,379	$414,853	$341,640
Ratios to average net assets:
Total expenses	0.03%(f)	0.03%	0.03%	0.04%	0.10%	0.10%
Net investment income (loss)	1.70%(f)	1.93%	1.96%	1.92%	1.90%	2.04%
Portfolio turnover rate (g)	2%(h)	12%	4%	8%	3%	4%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than 0.005%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 44.96	$ 38.74	$ 35.12	$ 29.56	$ 25.22	$ 24.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.55	0.53	0.48	0.42	0.39
Net realized and unrealized gain (loss) (c)	10.35	6.24	3.60	5.50	4.36	0.60
Total from investment operations	10.60	6.79	4.13	5.98	4.78	0.99
Net equalization credits and charges (b)	(0.00)(d)	(0.01)	0.03	0.05	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.24)	(0.56)	(0.54)	(0.47)	(0.44)	(0.40)
Net asset value, end of period	$ 55.32	$ 44.96	$ 38.74	$ 35.12	$ 29.56	$ 25.22
Total return (e)	23.62%	17.67%	11.96%	20.51%	19.07%(f)	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,633,798	$7,903,192	$5,390,890	$2,648,124	$839,515	$711,123
Ratios to average net assets:
Total expenses	0.04%(g)	0.04%	0.04%	0.06%	0.15%	0.15%
Net investment income (loss)	0.97%(g)	1.36%	1.45%	1.43%	1.52%	1.59%
Portfolio turnover rate (h)	10%(i)	23%	21%	13%	20%	23%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/22/15*- 6/30/16
Net asset value, beginning of period	$ 27.89	$ 38.01	$ 37.27	$ 35.27	$ 33.54	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.25	1.58	1.64	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	4.68	(10.08)	0.61	2.15	1.72	3.26
Total from investment operations	5.93	(8.50)	2.25	3.67	3.12	4.24
Net equalization credits and charges (a)	0.02	0.09	0.19	0.13	0.18	0.23
Distributions to shareholders from:
Net investment income	(0.87)	(1.71)	(1.70)	(1.49)	(1.41)	(0.93)
Net realized gains	—	—	—	(0.31)	(0.16)	—
Total distributions	(0.87)	(1.71)	(1.70)	(1.80)	(1.57)	(0.93)
Net asset value, end of period	$ 32.97	$ 27.89	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Total return (c)	21.57%	(22.55)%	6.82%	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,390,093	$1,916,307	$1,704,761	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.07%(d)	0.07%	0.07%	0.08%	0.12%	0.12%(d)
Net investment income (loss)	8.44%(d)	4.64%	4.41%	4.17%	4.00%	4.50%(d)
Portfolio turnover rate (e)	38%(f)	45%	28%	35%	40%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 29.04	$ 31.28	$ 29.60	$ 28.38	$ 25.13	$ 24.98
Income (loss) from investment operations:
Net investment income (loss) (b)	0.44	0.84	0.79	0.75	0.65	0.63
Net realized and unrealized gain (loss) (c)	5.29	(2.31)	1.68	1.25	3.27	0.14
Total from investment operations	5.73	(1.47)	2.47	2.00	3.92	0.77
Net equalization credits and charges (b)	0.03	0.07	0.03	0.12	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.39)	(0.84)	(0.82)	(0.73)	(0.66)	(0.63)
Net realized gains	—	—	—	(0.17)	—	—
Total distributions	(0.39)	(0.84)	(0.82)	(0.90)	(0.66)	(0.63)
Net asset value, end of period	$ 34.41	$ 29.04	$ 31.28	$ 29.60	$ 28.38	$ 25.13
Total return (d)	19.95%	(4.54)%	8.59%	7.49%	15.70%	3.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,596,867	$4,753,481	$2,883,852	$1,355,967	$340,648	$246,308
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.04%	0.06%	0.15%	0.15%
Net investment income (loss)	2.78%(e)	2.67%	2.63%	2.49%	2.40%	2.61%
Portfolio turnover rate (f)	22%(g)	34%	30%	16%	21%	24%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 600 Small Cap ETF and the SPDR Portfolio S&P 1500 Composite Stock Market ETF entered into futures contracts for cash equitization, reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$227,400	$—	$227,400
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	110,858	—	110,858
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	249,075	—	249,075
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$1,495,289	$—	$1,495,289
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	1,087,665	—	1,087,665
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	1,679,497	—	1,679,497

63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$127,041	$—	$127,041
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(40,867)	—	(40,867)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	130,251	—	130,251
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio S&P 500 ETF	0.03%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 200,183,898	$ 201,328,087
SPDR Portfolio S&P 400 Mid Cap ETF	184,918,264	185,547,318
SPDR Portfolio S&P 600 Small Cap ETF	176,171,233	177,509,947
SPDR Portfolio S&P 1500 Composite Stock Market ETF	93,208,272	94,545,609
SPDR Portfolio S&P 500 Growth ETF	932,407,993	940,145,102
SPDR Portfolio S&P 500 High Dividend ETF	847,600,106	770,780,434
SPDR Portfolio S&P 500 Value ETF	1,282,880,478	1,288,221,629
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 500 ETF	$1,745,981,607	$ 689,603,674	$217,703,490
SPDR Portfolio S&P 400 Mid Cap ETF	451,516,484	114,200,164	44,329,521
SPDR Portfolio S&P 600 Small Cap ETF	580,745,878	270,556,487	89,196,525
SPDR Portfolio S&P 1500 Composite Stock Market ETF	456,866,824	319,661,501	99,244,149
SPDR Portfolio S&P 500 Growth ETF	2,569,569,033	2,656,555,139	759,750,736
SPDR Portfolio S&P 500 High Dividend ETF	844,023,182	765,995,292	80,771,270
SPDR Portfolio S&P 500 Value ETF	3,563,112,892	1,743,083,588	374,218,972
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio S&P 500 ETF	$6,730,541,820	$1,334,520,181	$200,850,186	$1,133,669,995
SPDR Portfolio S&P 400 Mid Cap ETF	2,776,912,404	732,145,626	43,898,891	688,246,735
SPDR Portfolio S&P 600 Small Cap ETF	2,919,260,850	590,864,689	112,988,382	477,876,307
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,503,945,101	986,930,066	207,915,448	779,014,618
SPDR Portfolio S&P 500 Growth ETF	7,543,133,366	2,099,637,134	11,396,767	2,088,240,367
SPDR Portfolio S&P 500 High Dividend ETF	2,263,317,080	230,718,156	86,927,429	143,790,727
SPDR Portfolio S&P 500 Value ETF	7,330,675,696	470,310,624	200,252,456	270,058,168
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 ETF	$ 7,232,021	$ 5,731,511	$ 1,747,232	$ 7,478,743
SPDR Portfolio S&P 400 Mid Cap ETF	164,932,709	63,006,303	106,698,384	169,704,687
SPDR Portfolio S&P 600 Small Cap ETF	167,131,420	120,748,808	51,385,308	172,134,116
SPDR Portfolio S&P 1500 Composite Stock Market ETF	21,239,719	8,724,551	13,196,369	21,920,920
SPDR Portfolio S&P 500 High Dividend ETF	41,755,855	26,909,774	15,840,032	42,749,806
SPDR Portfolio S&P 500 Value ETF	17,612,796	14,016,347	4,112,943	18,129,290
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 500 ETF	Common Stocks	$ 5,731,511	$—	$—	$—	$ 5,731,511	$ 5,731,511
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	63,006,208	—	—	—	63,006,208	63,006,208
SPDR Portfolio S&P 400 Mid Cap ETF	Rights	95	—	—	—	95	95
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	120,748,808	—	—	—	120,748,808	120,748,808
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	8,724,551	—	—	—	8,724,551	8,724,551
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	26,909,774	—	—	—	26,909,774	26,909,774
SPDR Portfolio S&P 500 Value ETF	Common Stocks	14,016,347	—	—	—	14,016,347	14,016,347
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
68

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio S&P 500 ETF	0.03%	$1,221.60	$0.17	$1,025.10	$0.15
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	1,301.90	0.29	1,025.00	0.26
SPDR Portfolio S&P 600 Small Cap ETF	0.05	1,354.70	0.30	1,025.00	0.26
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,229.40	0.17	1,025.10	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,236.20	0.23	1,025.00	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,215.70	0.39	1,024.90	0.36
SPDR Portfolio S&P 500 Value ETF	0.04	1,199.50	0.22	1,025.00	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
69

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
70

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRPORTEQSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P 500 ESG ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	7
Financial Highlights (Unaudited)	10
Notes to Financial Statements (Unaudited)	11
Other Information (Unaudited)	17
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	7.3
Amazon.com, Inc.	6.0
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.2
JPMorgan Chase & Co.	1.7
Visa, Inc. Class A	1.6
Procter & Gamble Co.	1.5
UnitedHealth Group, Inc.	1.4
TOTAL	36.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	29.8%
Health Care	13.6
Consumer Discretionary	12.2
Communication Services	11.0
Financials	10.5
Industrials	7.2
Consumer Staples	6.3
Materials	2.6
Real Estate	2.5
Energy	2.3
Utilities	1.8
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.2%
Howmet Aerospace, Inc.	1,543	$ 44,037
L3Harris Technologies, Inc.	856	161,801
		205,838
AIR FREIGHT & LOGISTICS — 0.9%
Expeditors International of Washington, Inc.	642	61,061
FedEx Corp.	963	250,014
United Parcel Service, Inc. Class B	2,875	484,150
		795,225
AIRLINES — 0.2%
Alaska Air Group, Inc.	535	27,820
American Airlines Group, Inc.	2,017	31,808
Delta Air Lines, Inc.	2,582	103,822
		163,450
AUTO COMPONENTS — 0.2%
Aptiv PLC	1,070	139,410
BorgWarner, Inc.	1,004	38,795
		178,205
AUTOMOBILES — 0.2%
General Motors Co.	5,123	213,322
BANKS — 4.1%
Bank of America Corp.	30,816	934,033
Citigroup, Inc.	8,443	520,595
Comerica, Inc.	535	29,885
JPMorgan Chase & Co.	12,319	1,565,375
PNC Financial Services Group, Inc.	1,712	255,088
Wells Fargo & Co.	16,676	503,282
		3,808,258
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	749	59,493
Coca-Cola Co.	15,636	857,478
Constellation Brands, Inc. Class A	663	145,230
Molson Coors Beverage Co. Class B	749	33,847
PepsiCo, Inc.	5,602	830,777
		1,926,825
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	7,145	765,587
Alexion Pharmaceuticals, Inc. (a)	860	134,366
Amgen, Inc.	2,354	541,232
Biogen, Inc. (a)	642	157,200
Gilead Sciences, Inc.	5,067	295,203
Incyte Corp. (a)	749	65,148
Regeneron Pharmaceuticals, Inc. (a)	424	204,839
Vertex Pharmaceuticals, Inc. (a)	1,070	252,884
		2,416,459
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	535	29,329
Allegion PLC	370	43,060
Fortune Brands Home & Security, Inc.	535	45,860
Security Description	Shares	Value
Johnson Controls International PLC	2,932	$ 136,602
Trane Technologies PLC	963	139,789
		394,640
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	477	92,695
Bank of New York Mellon Corp.	3,255	138,142
BlackRock, Inc.	568	409,835
Cboe Global Markets, Inc.	428	39,855
Charles Schwab Corp.	6,002	318,346
CME Group, Inc.	1,472	267,978
Franklin Resources, Inc.	1,070	26,739
Goldman Sachs Group, Inc.	1,393	367,348
Intercontinental Exchange, Inc.	2,285	263,438
Invesco, Ltd.	1,498	26,110
MarketAxess Holdings, Inc.	146	83,302
Moody's Corp.	642	186,334
Morgan Stanley	5,742	393,499
MSCI, Inc.	333	148,695
Nasdaq, Inc.	464	61,591
Northern Trust Corp.	856	79,728
Raymond James Financial, Inc.	535	51,183
S&P Global, Inc.	976	320,841
State Street Corp. (b)	1,391	101,237
T Rowe Price Group, Inc.	936	141,701
		3,518,597
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	879	240,160
CF Industries Holdings, Inc.	856	33,136
Corteva, Inc.	2,996	116,005
Eastman Chemical Co.	535	53,650
Ecolab, Inc.	988	213,764
FMC Corp.	535	61,488
International Flavors & Fragrances, Inc.	428	46,583
Linde PLC (a)	2,130	561,276
LyondellBasell Industries NV Class A	1,008	92,393
Mosaic Co.	1,391	32,007
PPG Industries, Inc.	963	138,884
		1,589,346
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	339	119,823
Republic Services, Inc.	856	82,433
Waste Management, Inc.	1,588	187,273
		389,529
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	214	62,182
Cisco Systems, Inc.	17,134	766,746
Juniper Networks, Inc.	1,327	29,871
Motorola Solutions, Inc.	667	113,430
		972,229
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	236	67,017

See accompanying notes to financial statements.
2

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	535	$ 79,346
		146,363
CONSUMER FINANCE — 0.7%
American Express Co.	2,651	320,533
Capital One Financial Corp.	1,819	179,808
Discover Financial Services	1,222	110,628
Synchrony Financial	2,185	75,841
		686,810
CONTAINERS & PACKAGING — 0.4%
Ball Corp.	1,284	119,643
International Paper Co.	1,605	79,801
Packaging Corp. of America	428	59,025
Sealed Air Corp.	642	29,397
Westrock Co.	1,070	46,577
		334,443
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	28,813	828,662
CenturyLink, Inc.	3,897	37,996
Verizon Communications, Inc.	16,708	981,595
		1,848,253
ELECTRIC UTILITIES — 1.1%
Edison International	1,530	96,115
Entergy Corp.	794	79,273
Eversource Energy	1,390	120,249
Exelon Corp.	3,897	164,531
NextEra Energy, Inc.	7,928	611,645
		1,071,813
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	942	113,925
Eaton Corp. PLC	1,605	192,825
Emerson Electric Co.	2,399	192,808
Rockwell Automation, Inc.	452	113,366
		612,924
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	3,041	109,476
Keysight Technologies, Inc. (a)	749	98,935
TE Connectivity, Ltd.	1,335	161,629
		370,040
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	2,615	54,523
Halliburton Co.	3,469	65,564
Schlumberger NV	5,504	120,152
		240,239
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	3,141	291,642
Electronic Arts, Inc.	1,177	169,017
Take-Two Interactive Software, Inc. (a)	452	93,921
		554,580
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	457	$ 81,447
American Tower Corp. REIT	1,807	405,599
AvalonBay Communities, Inc. REIT	568	91,124
Boston Properties, Inc. REIT	535	50,574
Digital Realty Trust, Inc. REIT	1,072	149,555
Duke Realty Corp. REIT	1,498	59,875
Equinix, Inc. REIT	353	252,106
Equity Residential REIT	1,391	82,458
Essex Property Trust, Inc. REIT	243	57,693
Healthpeak Properties, Inc. REIT	2,140	64,692
Host Hotels & Resorts, Inc. REIT	2,827	41,359
Iron Mountain, Inc. REIT	1,177	34,698
Kimco Realty Corp. REIT	1,712	25,697
Prologis, Inc. REIT	3,034	302,368
Regency Centers Corp. REIT	642	29,269
Simon Property Group, Inc. REIT	1,327	113,167
SL Green Realty Corp. REIT	321	19,125
UDR, Inc. REIT	1,177	45,232
Ventas, Inc. REIT	1,498	73,462
Vornado Realty Trust REIT	642	23,972
Welltower, Inc. REIT	1,650	106,623
Weyerhaeuser Co. REIT	2,996	100,456
		2,210,551
FOOD & STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	1,802	678,958
Kroger Co.	3,103	98,551
Sysco Corp.	2,033	150,971
Walgreens Boots Alliance, Inc.	2,889	115,213
		1,043,693
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	2,247	113,271
Campbell Soup Co.	834	40,324
Conagra Brands, Inc.	1,926	69,837
General Mills, Inc.	2,464	144,883
Hershey Co.	616	93,835
Hormel Foods Corp.	1,115	51,970
J.M. Smucker Co.	428	49,477
Kellogg Co.	1,008	62,728
Kraft Heinz Co.	2,638	91,433
McCormick & Co., Inc.	1,067	102,005
Mondelez International, Inc. Class A	5,795	338,834
Tyson Foods, Inc. Class A	1,177	75,846
		1,234,443
GAS UTILITIES — 0.1%
Atmos Energy Corp.	525	50,101
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	7,145	782,306
Baxter International, Inc.	2,033	163,128
Becton Dickinson and Co.	1,177	294,509
Boston Scientific Corp. (a)	5,716	205,490

See accompanying notes to financial statements.
3

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Danaher Corp.	2,558	$ 568,234
Edwards Lifesciences Corp. (a)	2,474	225,703
IDEXX Laboratories, Inc. (a)	335	167,456
Medtronic PLC	5,451	638,530
Varian Medical Systems, Inc. (a)	364	63,704
		3,109,060
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AmerisourceBergen Corp.	614	60,025
Anthem, Inc.	1,006	323,016
Cardinal Health, Inc.	1,177	63,040
Cigna Corp.	1,498	311,854
CVS Health Corp.	5,283	360,829
DaVita, Inc. (a)	321	37,685
Henry Schein, Inc. (a)	535	35,770
Humana, Inc.	535	219,494
Laboratory Corp. of America Holdings (a)	428	87,119
McKesson Corp.	642	111,657
Quest Diagnostics, Inc.	535	63,756
UnitedHealth Group, Inc.	3,845	1,348,365
		3,022,610
HOTELS, RESTAURANTS & LEISURE — 1.7%
Hilton Worldwide Holdings, Inc.	1,120	124,611
Las Vegas Sands Corp.	1,284	76,526
McDonald's Corp.	3,002	644,169
MGM Resorts International	1,793	56,498
Royal Caribbean Cruises, Ltd.	687	51,312
Starbucks Corp.	4,746	507,727
Yum! Brands, Inc.	1,219	132,335
		1,593,178
HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc.	535	23,700
Newell Brands, Inc.	1,498	31,803
PulteGroup, Inc.	1,008	43,465
Whirlpool Corp.	236	42,596
		141,564
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	3,424	292,786
Procter & Gamble Co.	10,072	1,401,418
		1,694,204
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	35,513	383,540
Roper Technologies, Inc.	428	184,507
		568,047
INSURANCE — 1.9%
Aflac, Inc.	2,737	121,714
Allstate Corp.	1,284	141,150
American International Group, Inc.	3,469	131,336
Aon PLC Class A	963	203,453
Assurant, Inc.	214	29,151
Chubb, Ltd.	1,819	279,981
Security Description	Shares	Value
Globe Life, Inc.	428	$ 40,643
Hartford Financial Services Group, Inc.	1,436	70,335
Lincoln National Corp.	749	37,682
Marsh & McLennan Cos., Inc.	2,033	237,861
MetLife, Inc.	3,136	147,235
Principal Financial Group, Inc.	1,008	50,007
Prudential Financial, Inc.	1,605	125,302
Travelers Cos., Inc.	1,042	146,266
Unum Group	856	19,637
		1,781,753
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A (a)	1,217	2,132,963
Alphabet, Inc. Class C (a)	1,175	2,058,459
Facebook, Inc. Class A (a)	9,737	2,659,759
		6,851,181
INTERNET & DIRECT MARKETING RETAIL — 6.2%
Amazon.com, Inc. (a)	1,727	5,624,718
eBay, Inc.	2,682	134,771
		5,759,489
IT SERVICES — 3.8%
Accenture PLC Class A	2,568	670,787
Akamai Technologies, Inc. (a)	642	67,404
DXC Technology Co.	1,008	25,956
Mastercard, Inc. Class A	3,559	1,270,349
Visa, Inc. Class A	6,824	1,492,614
		3,527,110
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	535	50,044
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	1,261	149,416
Illumina, Inc. (a)	613	226,810
Mettler-Toledo International, Inc. (a)	101	115,107
PerkinElmer, Inc.	428	61,418
Thermo Fisher Scientific, Inc.	1,604	747,111
Waters Corp. (a)	235	58,144
		1,358,006
MACHINERY — 2.1%
Caterpillar, Inc.	2,169	394,801
Cummins, Inc.	617	140,121
Deere & Co.	1,284	345,460
Dover Corp.	580	73,225
Flowserve Corp.	535	19,715
Fortive Corp.	1,367	96,811
IDEX Corp.	321	63,943
Illinois Tool Works, Inc.	1,177	239,967
PACCAR, Inc.	1,391	120,015
Parker-Hannifin Corp.	535	145,739
Pentair PLC	642	34,084
Snap-on, Inc.	214	36,624
Stanley Black & Decker, Inc.	642	114,636
Westinghouse Air Brake Technologies Corp.	749	54,827

See accompanying notes to financial statements.
4

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	749	$ 76,241
		1,956,209
MEDIA — 1.0%
Comcast Corp. Class A	18,458	967,199
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	5,823	151,514
Newmont Corp.	3,210	192,247
Nucor Corp.	1,195	63,562
		407,323
MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	2,245	48,582
Consolidated Edison, Inc.	1,385	100,094
Public Service Enterprise Group, Inc.	2,033	118,524
Sempra Energy	1,177	149,961
		417,161
MULTILINE RETAIL — 0.4%
Target Corp.	2,027	357,826
OIL, GAS & CONSUMABLE FUELS — 2.0%
Apache Corp.	1,498	21,256
Chevron Corp.	7,793	658,119
ConocoPhillips	4,323	172,877
Exxon Mobil Corp.	17,072	703,708
Hess Corp.	1,070	56,485
Kinder Morgan, Inc.	7,794	106,544
Marathon Oil Corp.	3,148	20,997
Occidental Petroleum Corp.	3,486	60,343
ONEOK, Inc.	1,757	67,434
		1,867,763
PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	9,117	565,527
Eli Lilly & Co.	3,214	542,652
Merck & Co., Inc.	10,286	841,395
Perrigo Co. PLC	525	23,478
Pfizer, Inc.	22,460	826,753
		2,799,805
PROFESSIONAL SERVICES — 0.3%
IHS Markit, Ltd.	1,560	140,135
Nielsen Holdings PLC	1,393	29,072
Verisk Analytics, Inc.	642	133,272
		302,479
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,329	83,355
ROAD & RAIL — 1.2%
CSX Corp.	3,095	280,871
Norfolk Southern Corp.	1,049	249,253
Union Pacific Corp.	2,762	575,104
		1,105,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	4,869	446,536
Security Description	Shares	Value
Intel Corp.	16,594	$ 826,713
KLA Corp.	642	166,220
Lam Research Corp.	582	274,861
Micron Technology, Inc. (a)	4,509	338,987
NVIDIA Corp.	2,493	1,301,845
QUALCOMM, Inc.	4,584	698,327
Texas Instruments, Inc.	3,726	611,548
		4,665,037
SOFTWARE — 10.1%
Adobe, Inc. (a)	1,936	968,232
ANSYS, Inc. (a)	336	122,237
Autodesk, Inc. (a)	873	266,562
Intuit, Inc.	1,070	406,440
Microsoft Corp.	30,574	6,800,269
NortonLifeLock, Inc.	2,230	46,339
salesforce.com, Inc. (a)	3,678	818,465
		9,428,544
SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	944	94,202
Gap, Inc.	856	17,283
Home Depot, Inc.	4,373	1,161,556
L Brands, Inc.	963	35,814
Lowe's Cos., Inc.	2,968	476,394
Tiffany & Co.	428	56,261
TJX Cos., Inc.	4,840	330,523
		2,172,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.5%
Apple, Inc.	64,717	8,587,299
Hewlett Packard Enterprise Co.	5,119	60,660
HP, Inc.	5,626	138,343
Seagate Technology PLC	856	53,209
Xerox Holdings Corp.	747	17,323
		8,856,834
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	1,391	20,281
NIKE, Inc. Class B	5,067	716,828
PVH Corp.	321	30,139
Ralph Lauren Corp.	214	22,200
Tapestry, Inc.	1,070	33,256
Under Armour, Inc. Class A (a)	715	12,277
Under Armour, Inc. Class C (a)	770	11,458
VF Corp.	1,284	109,666
		956,105
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	2,292	111,919
United Rentals, Inc. (a)	321	74,443
W.W. Grainger, Inc.	195	79,626
		265,988

See accompanying notes to financial statements.
5

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	749	$ 114,949
TOTAL COMMON STOCKS (Cost $85,736,021)		93,156,260
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d) (Cost $73,152)	73,137	73,152
TOTAL INVESTMENTS — 99.9% (Cost $85,809,173)		93,229,412
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		51,539
NET ASSETS — 100.0%		$ 93,280,951

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$93,156,260	$—	$—	$93,156,260
Short-Term Investment	73,152	—	—	73,152
TOTAL INVESTMENTS	$93,229,412	$—	$—	$93,229,412
Affiliate Table
	Number of Shares Held at 7/28/2020*	Value at 7/28/2020*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	—	$—	$ 116,838	$ 26,959	$813	$10,545	1,391	$101,237	$1,217
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,106,915	1,033,756	(7)	—	73,137	73,152	55
Total		$—	$1,223,753	$1,060,715	$806	$10,545		$174,389	$1,272
*	Commencement of operations.
See accompanying notes to financial statements.
6

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$93,055,023
Investments in affiliated issuers, at value	174,389
Total Investments	93,229,412
Dividends receivable — unaffiliated issuers	58,526
Dividends receivable — affiliated issuers	744
TOTAL ASSETS	93,288,682
LIABILITIES
Advisory fee payable	7,710
Trustees’ fees and expenses payable	21
TOTAL LIABILITIES	7,731
NET ASSETS	$93,280,951
NET ASSETS CONSIST OF:
Paid-in Capital	$86,013,100
Total distributable earnings (loss)	7,267,851
NET ASSETS	$93,280,951
NET ASSET VALUE PER SHARE
Net asset value per share	$ 34.87
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,675,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$85,645,329
Investments in affiliated issuers	163,844
Total cost of investments	$85,809,173
See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited) (a)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 443,773
Dividend income — affiliated issuers	1,272
TOTAL INVESTMENT INCOME (LOSS)	445,045
EXPENSES
Advisory fee	25,210
Trustees’ fees and expenses	169
TOTAL EXPENSES	25,379
NET INVESTMENT INCOME (LOSS)	$ 419,666
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(66,338)
Investments — affiliated issuers	(7)
In-kind redemptions — unaffiliated issuers	1,311,783
In-kind redemptions — affiliated issuers	813
Net realized gain (loss)	1,246,251
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	7,409,694
Investments — affiliated issuers	10,545
Net change in unrealized appreciation/depreciation	7,420,239
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,666,490
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$9,086,156
(a) For the period July 27, 2020 (inception date) through December 31, 2020.
See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 7/27/20(a)- 12/31/20 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 419,666
Net realized gain (loss)	1,246,251
Net change in unrealized appreciation/depreciation	7,420,239
Net increase (decrease) in net assets resulting from operations	9,086,156
Net equalization credits and charges	112,594
Distributions to shareholders	(505,709)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	109,814,783
Cost of shares redeemed	(25,114,279)
Net income equalization	(112,594)
Net increase (decrease) in net assets from beneficial interest transactions	84,587,910
Net increase (decrease) in net assets during the period	93,280,951
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$ 93,280,951
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,475,000
Shares redeemed	(800,000)
Net increase (decrease) from share transactions	2,675,000
(a)	Inception date.
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR S&P 500 ESG ETF
For the Period 7/28/20(a)- 12/31/20 (Unaudited)
Net asset value, beginning of period	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24
Net realized and unrealized gain (loss) (c)	4.55
Total from investment operations	4.79
Net equalization credits and charges (b)	0.06
Distributions to shareholders from:
Net investment income	(0.23)
Net asset value, end of period	$ 34.87
Total return (d)	17.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$93,281
Ratios to average net assets:
Total expenses	0.10%(e)
Net investment income (loss)	1.65%(e)
Portfolio turnover rate (f)	3%(g)
(a)	Commencement of operations.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR S&P 500 ESG ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
The Fund was formed on July 27, 2020 and commenced operations on July 28, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
11

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund underlying benchmarks. Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
12

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 500 ESG ETF	0.10%
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of the Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
13

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR S&P 500 ESG ETF	$1,912,327	$1,879,809
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 500 ESG ETF	$109,486,039	$25,028,795	$1,312,596
6.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.
14

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ESG ETF	$85,809,173	$7,975,090	$554,851	$7,420,239
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market and Credit Risk
The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for
15

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR S&P 500 ESG ETF
Annualized Expense Ratio	0.10%
Actual:
Ending Account Value	$1,170.50
Expenses Paid During Period(a)	0.47
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.70
Expenses Paid During Period(b)	0.51
(a)	Actual period is from commencement of operations on 7/28/2020.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
17

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
18

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to December 31, 2020, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR S&P 500 ESG ETF (the “New ETF”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of exchange-traded funds similar to the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information.
Other Benefits
The Board considered whether the Adviser or its affiliates would benefit in other ways from its relationship with the New ETF. The Board also considered the potential for revenue to State Street, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the New ETF. The Board also noted that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
19

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
20

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRSERTRESGSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Tesla, Inc. 2.00% 5/15/2024	4.7%
Tesla, Inc. 2.38% 3/15/2022	2.0
Wells Fargo & Co. 7.50% 12/31/2049	1.9
Broadcom, Inc. 8.00% 9/30/2022	1.7
Bank of America Corp. 7.25% 12/31/2049	1.4
TOTAL	11.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	80.1%
Convertible Preferred Stocks	19.1
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Communications	24.8%
Technology	24.0
Consumer, Cyclical	16.6
Consumer, Non-cyclical	16.3
Financial	6.0
Utilities	5.8
Industrial	3.0
Energy	1.6
Basic Materials	1.1
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.5%
TransDigm, Inc. 6.25% 3/15/2026	0.4
Carnival Corp. 11.50% 4/1/2023	0.4
Centene Corp. 4.63% 12/15/2029	0.3
Colt Merger Sub, Inc. 6.25% 7/1/2025	0.3
TOTAL	1.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	98.0%
Senior Floating Rate Loans	0.1
Common Stocks	0.0 *
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Consumer, Cyclical	20.0%
	Consumer, Non-cyclical	18.4
	Communications	18.0
	Energy	11.9
	Financial	9.8
	Industrial	8.3
	Technology	4.4
	Basic Materials	4.4
	Utilities	2.9
	Diversified	0.0 *
	Short-Term Investments	8.8
	Liabilities in Excess of Other Assets	(6.9)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Sprint Corp. 7.88% 9/15/2023	0.7%
Colt Merger Sub, Inc. 6.25% 7/1/2025	0.7
Bausch Health Cos., Inc. 6.13% 4/15/2025	0.6
Carnival Corp. 11.50% 4/1/2023	0.6
Occidental Petroleum Corp. 2.90% 8/15/2024	0.6
TOTAL	3.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	96.0%
Senior Floating Rate Loans	0.1
Common Stocks	0.0 *
Warrants	0.0 *
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Consumer, Cyclical	23.4%
Communications	14.1
Consumer, Non-cyclical	13.8
Financial	12.0
Energy	11.9
Industrial	10.7
Basic Materials	4.7
Technology	4.0
Utilities	1.3
Diversified	0.2
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 80.1%
AIRLINES — 1.7%
American Airlines Group, Inc. 6.50%, 7/1/2025	$ 19,500,000	$ 24,732,240
Copa Holdings SA 4.50%, 4/15/2025 (a)	7,550,000	12,789,247
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	9,350,000	8,064,655
Southwest Airlines Co. 1.25%, 5/1/2025 (b)	48,050,000	69,903,140
		115,489,282
APPAREL — 0.3%
Under Armour, Inc. 1.50%, 6/1/2024 (a)	11,888,000	19,672,738
AUTO MANUFACTURERS — 9.3%
NIO, Inc. 4.50%, 2/1/2024	15,700,000	82,064,842
Tesla, Inc.:
1.25%, 3/1/2021	9,395,000	92,407,341
2.00%, 5/15/2024	27,776,000	315,904,503
2.38%, 3/15/2022 (b)	12,133,000	131,585,904
		621,962,590
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	13,148,000	15,115,598
BIOTECHNOLOGY — 3.9%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	13,675,000	14,631,566
1.25%, 5/15/2027 (a)	11,491,000	11,987,641
Bridgebio Pharma, Inc. 2.50%, 3/15/2027 (a) (b)	12,430,000	22,811,287
Exact Sciences Corp.:
0.38%, 3/15/2027	15,475,000	21,493,537
0.38%, 3/1/2028	31,588,000	41,201,808
1.00%, 1/15/2025	1,290,000	2,445,621
Guardant Health, Inc. 0.01%, 11/15/2027 (a)	23,000,000	26,853,190
Halozyme Therapeutics, Inc. 1.25%, 12/1/2024 (a)	11,000,000	20,594,200
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Illumina, Inc.:
0.01%, 8/15/2023 (b)	$ 15,673,000	$ 17,603,130
0.50%, 6/15/2021	10,185,000	14,729,140
Insmed, Inc. 1.75%, 1/15/2025	8,640,000	9,804,067
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	7,388,000	5,847,159
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024 (b)	4,475,000	4,601,732
1.00%, 11/15/2021	14,640,000	15,955,843
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	9,850,000	9,340,656
Livongo Health, Inc. 0.88%, 6/1/2025 (a)	12,500,000	22,547,250
		262,447,827
COMMERCIAL SERVICES — 3.4%
2U, Inc. 2.25%, 5/1/2025 (a)	7,716,000	12,582,481
Chegg, Inc.:
0.01%, 9/1/2026 (a)	22,500,000	25,392,150
0.13%, 3/15/2025	15,638,000	28,612,536
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	10,306,000	11,607,442
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	7,675,000	7,647,677
Shift4 Payments, Inc. 0.01%, 12/15/2025 (a)	15,000,000	18,258,000
Square, Inc.:
0.01%, 5/1/2026 (a) (b)	13,500,000	15,100,290
0.13%, 3/1/2025 (a)	21,050,000	39,609,153
0.25%, 11/1/2027 (a)	12,000,000	13,353,720
0.50%, 5/15/2023	17,777,000	49,786,622
Stride, Inc. 1.13%, 9/1/2027 (a)	9,800,000	7,970,536
		229,920,607
COMPUTERS — 2.2%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (b)	14,157,000	17,205,144
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,719,000	8,511,764
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (b)	$ 6,588,000	$ 10,894,378
0.50%, 12/15/2026	28,421,000	34,711,136
Parsons Corp. 0.25%, 8/15/2025 (a) (b)	7,750,000	8,097,277
Pure Storage, Inc. 0.13%, 4/15/2023	9,658,000	10,673,635
Western Digital Corp. 1.50%, 2/1/2024 (b)	23,098,000	22,891,042
Zscaler, Inc. 0.13%, 7/1/2025 (a)	23,000,000	34,292,310
		147,276,686
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	12,020,000	12,919,817
LendingTree, Inc. 0.50%, 7/15/2025 (a)	15,259,000	14,927,727
		27,847,544
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	11,315,000	12,858,932
ELECTRONICS — 0.6%
Fortive Corp. 0.88%, 2/15/2022	27,649,000	28,398,288
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	10,145,000	10,566,220
		38,964,508
ENERGY-ALTERNATE SOURCES — 0.8%
NextEra Energy Partners L.P. 0.01%, 11/15/2025 (a)	12,000,000	11,875,440
SolarEdge Technologies, Inc. 0.01%, 9/15/2025 (a)	15,400,000	21,337,624
SunPower Corp. 4.00%, 1/15/2023 (b)	13,520,000	17,510,969
		50,724,033
ENGINEERING & CONSTRUCTION — 0.2%
KBR, Inc. 2.50%, 11/1/2023 (b)	7,450,000	10,196,591
See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (a)	$ 10,585,000	$ 15,498,557
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (a)	7,408,000	7,859,221
2.50%, 3/15/2023 (b)	14,270,000	18,537,301
Vail Resorts, Inc. 0.01%, 1/1/2026 (a)	10,000,000	10,159,700
		52,054,779
HEALTH CARE PRODUCTS — 2.1%
Envista Holdings Corp. 2.38%, 6/1/2025 (a)	10,624,000	18,391,844
Insulet Corp.:
0.38%, 9/1/2026	12,800,000	16,988,672
1.38%, 11/15/2024	10,175,000	27,863,525
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (a)	10,571,000	11,708,334
Novocure, Ltd. 0.01%, 11/1/2025 (a)	11,850,000	15,271,806
NuVasive, Inc.:
0.38%, 3/15/2025 (a)	9,414,000	9,146,925
1.00%, 6/1/2023 (a) (b)	9,014,000	9,249,265
2.25%, 3/15/2021	14,319,000	14,410,499
Omnicell, Inc. 0.25%, 9/15/2025 (a)	11,500,000	15,618,035
		138,648,905
HEALTH CARE SERVICES — 0.5%
Invitae Corp. 2.00%, 9/1/2024 (b)	7,011,000	11,321,994
Teladoc Health, Inc. 1.25%, 6/1/2027 (a)	19,724,000	23,488,325
		34,810,319
INSURANCE — 0.3%
AXA SA 7.25%, 5/15/2021 (a)	18,725,000	21,368,783
INTERNET — 19.2%
Booking Holdings, Inc.:
0.75%, 5/1/2025 (a) (b)	16,547,000	24,088,792
0.90%, 9/15/2021	22,110,000	25,710,835
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Etsy, Inc.:
0.13%, 10/1/2026	$ 13,299,000	$ 28,206,115
0.13%, 9/1/2027 (a) (b)	16,400,000	20,310,252
Farfetch, Ltd. 3.75%, 5/1/2027 (a) (b)	8,100,000	32,806,458
FireEye, Inc.:
0.88%, 6/1/2024	13,721,000	16,671,015
Series B, 1.63%, 6/1/2035	6,930,000	6,831,663
Fiverr International, Ltd. 0.01%, 11/1/2025 (a) (b)	10,500,000	12,740,805
iQIYI, Inc.:
2.00%, 4/1/2025	25,024,000	22,039,137
3.75%, 12/1/2023	12,814,000	12,952,519
4.00%, 12/15/2026 (b)	19,000,000	18,793,470
JOYY, Inc.:
0.75%, 6/15/2025	9,890,000	9,990,186
1.38%, 6/15/2026 (b)	8,485,000	8,428,405
Lyft, Inc. 1.50%, 5/15/2025 (a)	16,050,000	24,041,616
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	12,353,000	22,399,324
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	12,090,000	23,172,419
Match Group Financeco, Inc. 0.88%, 10/1/2022 (a)	10,624,000	36,139,130
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	18,566,000	70,377,208
Momo, Inc. 1.25%, 7/1/2025	14,772,000	12,390,015
NortonLifeLock, Inc. 2.00%, 8/15/2022 (a) (b)	15,000,000	17,609,100
Okta, Inc.:
0.13%, 9/1/2025	20,985,000	31,469,106
0.38%, 6/15/2026 (a)	25,228,000	32,393,509
Palo Alto Networks, Inc.:
0.38%, 6/1/2025 (a)	42,450,000	56,344,734
0.75%, 7/1/2023	34,621,000	48,951,324
Pinduoduo, Inc.:
Zero Coupon, 10/1/2024	20,615,000	85,153,968
0.01%, 12/1/2025	39,091,000	48,068,248
Proofpoint, Inc. 0.25%, 8/15/2024	18,214,000	20,289,121
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Q2 Holdings, Inc. 0.13%, 11/15/2025 (a)	$ 7,500,000	$ 8,377,125
Shopify, Inc. 0.13%, 11/1/2025 (b)	20,675,000	24,439,918
Snap, Inc.:
0.25%, 5/1/2025 (a)	21,290,000	50,032,352
0.75%, 8/1/2026	26,100,000	59,077,350
Twitter, Inc.:
0.25%, 6/15/2024 (b)	23,550,000	28,497,149
1.00%, 9/15/2021 (b)	21,230,000	21,671,584
Uber Technologies, Inc. 0.01%, 12/15/2025 (a)	24,500,000	25,522,875
Wayfair, Inc.:
0.63%, 10/1/2025 (a)	33,000,000	31,185,660
1.00%, 8/15/2026	19,850,000	33,366,460
Wayfair, Inc. 1.13%, 11/1/2024	13,174,000	26,891,954
Weibo Corp. 1.25%, 11/15/2022 (b)	18,694,000	18,193,001
Wix.com, Ltd.:
Zero Coupon, 7/1/2023 (b)	7,038,000	13,126,363
0.01%, 8/15/2025 (a)	17,497,000	17,645,550
Zendesk, Inc. 0.63%, 6/15/2025 (a)	24,450,000	35,891,866
Zillow Group, Inc.:
0.75%, 9/1/2024	15,525,000	46,455,923
1.38%, 9/1/2026	13,391,000	40,332,353
1.50%, 7/1/2023	4,830,000	8,244,713
2.75%, 5/15/2025	11,700,000	24,326,640
		1,281,647,310
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.75%, 2/1/2022 (b)	9,375,000	9,594,281
4.63%, 3/1/2024	7,578,000	7,990,319
		17,584,600
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	7,011,000	10,541,599
See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 1.9%
Carnival Corp. 5.75%, 4/1/2023 (a)	$ 10,800,000	$ 25,605,612
NCL Corp., Ltd.:
5.38%, 8/1/2025 (a) (b)	8,550,000	14,526,706
6.00%, 5/15/2024 (a)	18,100,000	38,145,388
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023 (a) (b)	15,925,000	19,228,641
4.25%, 6/15/2023 (a)	22,333,000	29,808,302
		127,314,649
LODGING — 0.6%
Caesars Holdings, Inc. 5.00%, 10/1/2024 (b)	6,631,020	14,533,737
Huazhu Group, Ltd.:
0.38%, 11/1/2022	9,340,000	10,785,272
3.00%, 5/1/2026 (a)	9,300,000	11,938,782
		37,257,791
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025 (a)	15,850,000	19,381,063
MEDIA — 4.2%
DISH Network Corp.:
0.01%, 12/15/2025 (a)	39,500,000	39,608,230
2.38%, 3/15/2024	26,572,000	24,961,737
3.38%, 8/15/2026	60,743,000	58,024,751
Liberty Broadband Corp.:
1.25%, 9/30/2050 (a)	19,000,000	19,229,710
2.75%, 9/30/2050 (a)	12,147,000	12,833,427
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	6,857,000	13,361,756
3.75%, 2/15/2030	9,050,000	6,939,811
4.00%, 11/15/2029	10,407,000	7,932,736
Liberty Latin America, Ltd. 2.00%, 7/15/2024	7,284,000	6,909,311
Liberty Media Corp.:
0.50%, 12/1/2050 (a)	16,260,000	17,322,754
1.38%, 10/15/2023	21,627,000	27,563,395
2.13%, 3/31/2048 (a)	6,508,000	6,768,776
2.25%, 12/1/2048 (a)	10,098,000	12,405,292
2.75%, 12/1/2049 (a)	15,790,000	16,375,177
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	$ 9,107,000	$ 11,735,189
		281,972,052
OIL & GAS — 0.7%
EQT Corp. 1.75%, 5/1/2026 (a)	9,625,000	11,275,880
Pioneer Natural Resources Co. 0.25%, 5/15/2025 (a) (b)	26,561,000	35,070,348
		46,346,228
PHARMACEUTICALS — 2.9%
Aphria, Inc. 5.25%, 6/1/2024 (a)	3,375,000	3,627,011
DexCom, Inc.:
0.25%, 11/15/2025 (a)	30,310,000	30,419,722
0.75%, 12/1/2023 (b)	15,790,000	35,528,132
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	10,750,000	11,448,535
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	10,703,000	11,441,186
2.00%, 6/15/2026 (a)	22,100,000	28,857,296
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	11,237,000	15,636,173
Pacira BioSciences, Inc. 0.75%, 8/1/2025 (a)	8,000,000	8,944,080
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	12,220,000	29,876,800
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	6,450,000	6,066,225
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (b)	9,137,000	9,041,610
Tilray, Inc. 5.00%, 10/1/2023	6,997,000	5,924,920
		196,811,690
PIPELINES — 0.1%
Cheniere Energy, Inc. 4.25%, 3/15/2045	9,206,000	7,212,901
REAL ESTATE — 0.2%
Redfin Corp. 0.01%, 10/15/2025 (a)	13,000,000	15,751,320
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (b)	$ 8,850,000	$ 8,836,371
Pebblebrook Hotel Trust 1.75%, 12/15/2026	9,000,000	9,602,730
		18,439,101
RETAIL — 1.5%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025 (a)	8,900,000	21,764,416
Burlington Stores, Inc. 2.25%, 4/15/2025 (a)	18,170,000	25,253,574
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025 (a)	13,750,000	24,540,313
National Vision Holdings, Inc. 2.50%, 5/15/2025 (a)	8,620,000	14,019,309
RH 0.01%, 9/15/2024 (a)	7,134,000	15,652,638
		101,230,250
SEMICONDUCTORS — 2.8%
Cree, Inc.:
0.88%, 9/1/2023 (b)	9,022,000	16,573,233
1.75%, 5/1/2026 (a)	12,660,000	29,751,633
Inphi Corp. 0.75%, 4/15/2025 (a)	10,488,000	14,781,368
Microchip Technology, Inc.:
1.63%, 2/15/2027	11,795,000	23,786,623
2.25%, 2/15/2037 (b)	6,935,000	14,049,408
ON Semiconductor Corp. 1.63%, 10/15/2023 (b)	12,292,000	20,779,626
Silicon Laboratories, Inc. 0.63%, 6/15/2025 (a)	12,179,000	15,294,266
Synaptics, Inc. 0.50%, 6/15/2022	10,483,000	14,527,132
Teradyne, Inc. 1.25%, 12/15/2023	9,803,000	37,012,109
		186,555,398
SOFTWARE — 17.3%
8x8, Inc. 0.50%, 2/1/2024	7,765,000	11,306,849
Akamai Technologies, Inc.:
0.13%, 5/1/2025	25,271,000	31,180,623
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.38%, 9/1/2027	$ 24,645,000	$ 27,384,045
Alteryx, Inc.:
0.50%, 8/1/2024	6,925,000	7,209,410
1.00%, 8/1/2026 (b)	11,443,000	12,107,838
Atlassian, Inc. 0.63%, 5/1/2023 (b)	20,050,000	57,506,608
Avaya Holdings Corp. 2.25%, 6/15/2023	7,033,000	7,281,687
Bandwidth, Inc. 0.25%, 3/1/2026 (a) (b)	7,424,000	13,419,548
Bilibili, Inc.:
1.25%, 6/15/2027 (a)	16,822,000	37,007,222
1.38%, 4/1/2026	10,125,000	35,631,293
Bill.com Holdings, Inc. 0.01%, 12/1/2025 (a)	25,000,000	28,585,250
Blackline, Inc. 0.13%, 8/1/2024 (b)	10,277,000	19,336,484
Cloudflare, Inc. 0.75%, 5/15/2025 (a)	12,666,000	27,020,251
Coupa Software, Inc.:
0.13%, 6/15/2025 (b)	16,677,000	36,662,884
0.38%, 6/15/2026 (a)	30,733,000	41,472,032
Datadog, Inc. 0.13%, 6/15/2025 (a)	14,931,000	19,635,310
DocuSign, Inc. 0.50%, 9/15/2023 (b)	12,606,000	39,551,703
Envestnet, Inc. 0.75%, 8/15/2025 (a)	12,090,000	12,570,215
Everbridge, Inc. 0.13%, 12/15/2024	9,167,000	13,513,441
Five9, Inc. 0.50%, 6/1/2025 (a)	14,915,000	21,487,146
Guidewire Software, Inc. 1.25%, 3/15/2025	8,755,000	11,305,419
HubSpot, Inc. 0.38%, 6/1/2025 (a)	10,479,000	16,192,360
j2 Global, Inc.:
1.75%, 11/1/2026 (a) (b)	14,150,000	14,656,287
3.25%, 6/15/2029	7,079,000	10,335,128
LivePerson, Inc. 0.01%, 12/15/2026 (a)	11,000,000	12,032,460
Medallia, Inc. 0.13%, 9/15/2025 (a)	12,809,000	14,273,197
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MicroStrategy, Inc. 0.75%, 12/15/2025 (a)	$ 3,500,000	$ 4,439,260
MongoDB, Inc. 0.25%, 1/15/2026 (a)	24,521,000	43,895,287
New Relic, Inc. 0.50%, 5/1/2023	9,975,000	9,803,231
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,319,000	32,215,938
1.25%, 4/1/2025	1,915,000	4,368,594
Nutanix, Inc. Zero Coupon, 1/15/2023	13,955,000	14,119,529
Pegasystems, Inc. 0.75%, 3/1/2025 (a) (b)	15,305,000	17,999,904
Pluralsight, Inc. 0.38%, 3/1/2024	12,209,000	12,049,673
RingCentral, Inc.:
0.01%, 3/1/2025 (a)	21,990,000	27,954,568
0.01%, 3/15/2026 (a)	13,800,000	16,108,878
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	8,142,000	15,870,875
Sea, Ltd.:
1.00%, 12/1/2024	23,197,000	91,122,223
2.38%, 12/1/2025 (a)	22,800,000	52,180,536
Slack Technologies, Inc. 0.50%, 4/15/2025 (a)	18,916,000	27,682,431
Splunk, Inc.:
0.50%, 9/15/2023	15,723,000	20,621,029
1.13%, 9/15/2025	18,176,000	24,645,202
1.13%, 6/15/2027 (a) (b)	29,600,000	30,946,208
Twilio, Inc. 0.25%, 6/1/2023	9,359,000	44,950,903
Verint Systems, Inc. 1.50%, 6/1/2021 (b)	7,875,000	8,580,443
Workday, Inc. 0.25%, 10/1/2022	24,901,000	41,801,807
Zynga, Inc.:
0.01%, 12/15/2026 (a)	18,000,000	18,780,660
0.25%, 6/1/2024	14,475,000	19,204,706
		1,158,006,575
TELECOMMUNICATIONS — 0.6%
Infinera Corp. 2.13%, 9/1/2024	5,631,000	7,010,876
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
InterDigital, Inc. 2.00%, 6/1/2024	$ 7,728,000	$ 8,099,176
Nice, Ltd. 0.01%, 9/15/2025 (a)	9,846,000	11,086,301
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	9,035,000	11,625,877
		37,822,230
TRANSPORTATION — 0.1%
Golar LNG, Ltd. 2.75%, 2/15/2022	7,885,000	7,181,343
TOTAL CORPORATE BONDS & NOTES (Cost $3,676,611,751)		5,350,415,822
	Shares
CONVERTIBLE PREFERRED STOCKS — 19.1%
AGRICULTURE — 0.2%
Bunge, Ltd. 4.88%, 12/31/2049	141,450	15,418,050
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv PLC Series A, 5.50%, 6/15/2023	239,500	36,954,850
BANKS — 3.3%
Bank of America Corp. Series L, 7.25%, 12/31/2049	64,173	97,451,835
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	82,719	125,559,170
		223,011,005
CHEMICALS — 0.2%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	334,250	13,650,770
DIVERSIFIED FINANCIAL SERVICES — 1.0%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (a)	14,000	28,253,666
AMG Capital Trust II 5.15%, 10/15/2037	184,688	9,009,080
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
KKR & Co., Inc. Series C, 6.00%, 9/15/2023 (b)	455,049	$ 27,430,354
		64,693,100
ELECTRIC — 5.4%
American Electric Power Co., Inc.:
6.13%, 3/15/2022	265,400	13,296,540
6.13%, 8/15/2023	441,000	21,881,538
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (c)	270,171	16,526,900
Series B, 7.00%, 9/1/2021	445,000	18,156,000
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	338,500	33,961,705
DTE Energy Co. 6.25%, 11/1/2022	573,000	27,584,220
NextEra Energy, Inc.:
4.87%, 9/1/2022 (d)	626,650	37,097,680
5.28%, 3/1/2023 (d)	1,079,300	54,871,612
6.22%, 9/1/2023 (d)	817,000	41,969,290
PG&E Corp. 5.50%, 8/16/2023 (b)	357,000	43,853,880
Sempra Energy Series B, 6.75%, 7/15/2021 (b)	147,000	15,248,310
Southern Co. Series 2019, 6.75%, 8/1/2022	717,500	37,238,250
		361,685,925
ELECTRONICS — 0.7%
Fortive Corp. Series A, 5.00%, 7/1/2021	31,413	31,525,144
II-VI, Inc. Series A, 6.00%, 7/1/2023 (b)	53,100	17,024,391
		48,549,535
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023	324,500	22,864,270
HAND & MACHINE TOOLS — 0.8%
Colfax Corp. 5.75%, 1/15/2022	103,200	16,670,928
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022 (b)	185,500	$ 20,746,320
Series C, 5.00%, 12/31/2049 (c)	14,000	16,800,000
		54,217,248
HEALTH CARE PRODUCTS — 2.5%
Avantor, Inc. Series A, 6.25%, 5/15/2022 (b)	454,000	40,365,140
Boston Scientific Corp. Series A, 5.50%, 6/1/2023 (b)	213,000	23,338,410
Danaher Corp.:
Series A, 4.75%, 4/15/2022	34,900	52,965,636
Series B, 5.00%, 4/15/2023 (b)	36,050	46,904,655
		163,573,841
IRON/STEEL — 0.7%
ArcelorMittal SA 5.50%, 5/18/2023 (b)	846,482	46,886,638
PHARMACEUTICALS — 0.7%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (b)	657,500	36,247,975
Elanco Animal Health, Inc. 5.00%, 2/1/2023	264,700	12,927,948
		49,175,923
SEMICONDUCTORS — 1.7%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	78,350	111,450,525
TELECOMMUNICATIONS — 0.8%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (a)	43,000	52,135,780
WATER — 0.2%
Essential Utilities, Inc. 6.00%, 4/30/2022	194,800	12,081,496
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,024,421,252)		1,276,348,956
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	22,303,093	$ 22,307,554
State Street Navigator Securities Lending Portfolio II (g) (h)	488,956,063	488,956,063
TOTAL SHORT-TERM INVESTMENTS (Cost $511,263,617)		511,263,617
TOTAL INVESTMENTS — 106.9% (Cost $5,212,296,620)		7,138,028,395
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(461,304,141)
NET ASSETS — 100.0%		$ 6,676,724,254
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 33.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(d)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,350,415,822	$—	$5,350,415,822
Convertible Preferred Stocks	1,157,551,072	118,797,884	—	1,276,348,956
Short-Term Investments	511,263,617	—	—	511,263,617
TOTAL INVESTMENTS	$1,668,814,689	$5,469,213,706	$—	$7,138,028,395
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
NextEra Energy, Inc.	—	$ —	$ 42,046,625	$ 2,488,775	$ (34,625)	$ 2,446,065	817,000	$ 41,969,290	$ 520,824
NextEra Energy, Inc.	956,300	40,594,935	11,894,590	5,735,350	642,520	7,474,917	1,079,300	54,871,612	1,343,901
NextEra Energy, Inc.	574,150	27,869,241	8,929,703	5,868,120	554,370	5,612,486	626,650	37,097,680	758,083
State Street Institutional Liquid Reserves Fund, Premier Class	25,651,670	25,661,930	361,156,698	364,509,430	(1,644)	—	22,303,093	22,307,554	7,929
State Street Navigator Securities Lending Portfolio II	233,003,345	233,003,345	1,244,157,274	988,204,556	—	—	488,956,063	488,956,063	379,271
Total		$327,129,451	$1,668,184,890	$1,366,806,231	$1,160,621	$15,533,468		$645,202,199	$3,010,008
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.6%
Other Securities		$ 70,519,066
AEROSPACE & DEFENSE — 2.0%
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	$ 31,832,000	33,483,126
6.25%, 3/15/2026 (b)	53,270,000	56,766,643
Other Securities		157,874,695
		248,124,464
AGRICULTURE — 0.4%
Other Securities		47,330,137
AIRLINES — 0.9%
American Airlines, Inc. 11.75%, 7/15/2025 (a)(b)	29,930,000	34,527,847
Other Securities		83,303,891
		117,831,738
APPAREL — 0.4%
Other Securities		51,264,103
AUTO MANUFACTURERS — 3.0%
Ford Motor Co.:
8.50%, 4/21/2023	23,002,000	25,866,209
9.00%, 4/22/2025	22,963,000	28,158,149
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022 (a)	5,842,000	5,941,197
3.09%, 1/9/2023	9,596,000	9,767,672
3.10%, 5/4/2023	6,538,000	6,595,992
3.34%, 3/28/2022	5,456,000	5,526,764
3.35%, 11/1/2022	9,259,000	9,400,940
3.37%, 11/17/2023 (a)	6,826,000	6,963,203
3.38%, 11/13/2025	11,641,000	11,894,308
3.81%, 1/9/2024	5,111,000	5,241,126
3.82%, 11/2/2027	4,775,000	4,914,717
4.00%, 11/13/2030	9,711,000	10,203,056
4.06%, 11/1/2024 (a)	9,717,000	10,197,700
4.13%, 8/17/2027	7,683,000	8,032,039
4.14%, 2/15/2023	6,037,000	6,209,115
4.27%, 1/9/2027	6,516,000	6,871,774
4.54%, 8/1/2026	4,567,000	4,854,036
4.69%, 6/9/2025	3,947,000	4,211,686
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.11%, 5/3/2029 (a)	$ 9,550,000	$ 10,639,846
5.13%, 6/16/2025 (a)	11,532,000	12,530,095
5.58%, 3/18/2024 (a)	9,682,000	10,473,504
5.60%, 1/7/2022	8,655,000	8,947,885
Series GMTN, 4.39%, 1/8/2026	8,618,000	9,066,136
Series MTN, 3.55%, 10/7/2022 (a)	3,522,000	3,587,157
Other Securities		145,497,061
		371,591,367
AUTO PARTS & EQUIPMENT — 1.2%
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)(b)	24,032,000	26,073,278
Other Securities		123,265,667
		149,338,945
BANKS — 1.0%
Other Securities		129,369,732
BEVERAGES — 0.1%
Other Security		9,217,891
BUILDING MATERIALS — 1.0%
Other Securities		127,719,962
CHEMICALS — 1.8%
Other Securities		228,826,200
COAL — 0.1%
Other Securities		11,117,684
COMMERCIAL SERVICES — 4.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (b)	23,310,000	24,843,798
Other Securities		471,260,401
		496,104,199
COMPUTERS — 1.4%
Western Digital Corp. 4.75%, 2/15/2026 (a)	27,231,000	30,185,836
Other Securities		144,931,626
		175,117,462
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		16,527,185
DISTRIBUTION & WHOLESALE — 0.9%
Other Securities		108,699,709
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Other Securities		$ 435,057,635
ELECTRIC — 2.6%
Other Securities		330,651,149
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Other Securities		54,688,649
ELECTRONICS — 0.1%
Other Security		9,194,826
ENERGY-ALTERNATE SOURCES — 0.4%
Other Securities		44,102,467
ENGINEERING & CONSTRUCTION — 0.5%
Other Securities		61,377,616
ENTERTAINMENT — 3.0%
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)(b)	$ 21,757,000	24,081,083
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (b)	40,450,000	43,069,946
Other Securities		305,267,512
		372,418,541
ENVIRONMENTAL CONTROL — 0.6%
Other Securities		76,804,469
FOOD — 3.8%
Kraft Heinz Foods Co. 3.00%, 6/1/2026	23,488,000	24,515,365
Other Securities		447,520,406
		472,035,771
FOOD SERVICE — 0.4%
Other Securities		48,182,920
FOREST PRODUCTS & PAPER — 0.1%
Other Security		6,721,966
GAS — 0.3%
Other Securities		33,937,501
HAND & MACHINE TOOLS — 0.0% (c)
Other Security		6,236,213
HEALTH CARE PRODUCTS — 0.4%
Other Securities		51,708,221
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 6.9%
Centene Corp.:
3.00%, 10/15/2030 (a)	$ 25,575,000	$ 27,027,916
3.38%, 2/15/2030	23,148,000	24,347,529
4.25%, 12/15/2027	29,272,000	31,155,653
4.63%, 12/15/2029	40,286,000	44,674,757
4.75%, 1/15/2025	10,446,000	10,717,074
4.75%, 1/15/2025	12,070,000	12,389,131
5.38%, 6/1/2026 (b)	21,669,000	22,829,375
5.38%, 8/15/2026 (b)	12,428,000	13,141,243
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (b)	20,869,000	22,421,236
6.00%, 1/15/2029 (b)	8,678,000	9,366,860
6.63%, 2/15/2025 (b)	19,513,000	20,539,969
6.88%, 4/1/2028 (b)	17,739,000	14,240,869
8.00%, 3/15/2026 (a)(b)	25,274,000	27,317,150
8.00%, 12/15/2027 (a)(b)	8,880,000	9,635,866
8.13%, 6/30/2024 (b)	17,272,000	17,946,990
8.63%, 1/15/2024 (b)	13,553,000	14,137,948
9.88%, 6/30/2023 (b)(d)	20,297,971	21,298,052
HCA, Inc. 3.50%, 9/1/2030	30,781,000	32,545,675
Tenet Healthcare Corp.:
4.63%, 7/15/2024	21,416,000	21,940,692
4.63%, 9/1/2024 (b)	7,205,000	7,477,998
4.63%, 6/15/2028 (b)	7,011,000	7,375,712
4.88%, 1/1/2026 (b)	25,155,000	26,287,227
5.13%, 5/1/2025 (a)	16,561,000	16,879,137
5.13%, 11/1/2027 (a)(b)	18,492,000	19,602,999
6.13%, 10/1/2028 (b)	30,027,000	31,264,713
6.25%, 2/1/2027 (b)	18,089,000	19,069,062
7.50%, 4/1/2025 (a)(b)	8,424,000	9,219,057
Other Securities		333,179,446
		868,029,336
HOLDING COMPANIES-DIVERSIFIED — 0.0% (c)
Other Security		6,553,739
HOME BUILDERS — 0.5%
Other Securities		64,453,519
HOME FURNISHINGS — 0.1%
Other Security		8,538,657
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		$ 22,180,515
HOUSEWARES — 0.4%
Newell Brands, Inc. 4.70%, 4/1/2026	$ 23,668,000	26,090,420
Other Securities		21,357,828
		47,448,248
INSURANCE — 0.9%
Other Securities		108,746,864
INTERNET — 2.0%
Netflix, Inc. 5.88%, 11/15/2028 (a)	22,260,000	26,669,261
Other Securities		228,676,662
		255,345,923
IRON/STEEL — 0.9%
Other Securities		114,321,336
LEISURE TIME — 1.9%
Carnival Corp. 11.50%, 4/1/2023 (b)	48,686,000	56,281,016
Royal Caribbean Cruises, Ltd. 11.50%, 6/1/2025 (b)	28,555,000	33,397,643
Other Securities		149,363,974
		239,042,633
LODGING — 3.1%
Other Securities		387,370,224
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		7,215,661
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		42,184,273
MEDIA — 9.2%
Altice Financing SA 7.50%, 5/15/2026 (b)	33,812,000	35,606,741
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)(b)	5,572,000	5,626,550
4.25%, 2/1/2031 (b)	33,670,000	35,477,406
4.50%, 8/15/2030 (b)	29,570,000	31,512,158
4.50%, 5/1/2032 (b)	31,947,000	34,105,339
4.75%, 3/1/2030 (b)	34,122,000	36,821,391
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2028 (b)	$ 29,655,000	$ 31,313,604
5.13%, 5/1/2027 (b)	35,818,000	37,979,975
5.38%, 6/1/2029 (b)	16,791,000	18,419,727
5.50%, 5/1/2026 (b)	15,629,000	16,222,277
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	23,514,000	23,834,731
CSC Holdings LLC:
3.38%, 2/15/2031 (b)	11,051,000	10,897,391
4.63%, 12/1/2030 (a)(b)	27,962,000	29,246,015
5.38%, 2/1/2028 (b)	12,834,000	13,713,899
5.50%, 5/15/2026 (b)	19,480,000	20,275,563
5.50%, 4/15/2027 (b)	15,504,000	16,439,977
5.75%, 1/15/2030 (b)	27,428,000	30,063,008
6.50%, 2/1/2029 (a)(b)	21,158,000	23,866,436
7.50%, 4/1/2028 (b)	12,621,150	14,266,065
4.13%, 12/1/2030 (b)	13,139,000	13,730,255
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (b)	37,725,000	30,655,335
DISH DBS Corp. 7.75%, 7/1/2026 (a)	24,399,000	27,312,973
Other Securities		611,995,877
		1,149,382,693
METAL FABRICATE & HARDWARE — 0.1%
Other Security		9,890,480
MINING — 1.6%
Other Securities		199,658,262
MISCELLANEOUS MANUFACTURER — 0.5%
Other Securities		67,254,149
OFFICE & BUSINESS EQUIPMENT — 0.4%
Other Securities		54,976,114
OIL & GAS — 6.7%
Calfrac Holdings L.P. 8.50%, 6/15/2026 (e)	312	—
Occidental Petroleum Corp.:
2.90%, 8/15/2024	35,778,000	34,484,267
3.00%, 2/15/2027 (a)	9,367,000	8,423,837
3.20%, 8/15/2026 (a)	11,902,000	11,115,397
3.40%, 4/15/2026	13,256,000	12,636,415
3.50%, 8/15/2029	17,818,000	16,296,699
5.50%, 12/1/2025	9,698,000	10,106,868
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 3/15/2026	$ 12,789,000	$ 13,337,392
5.88%, 9/1/2025 (a)	10,618,000	11,297,871
6.13%, 1/1/2031	16,460,000	17,620,265
6.38%, 9/1/2028 (a)	7,223,000	7,652,768
6.63%, 9/1/2030	17,857,000	19,379,666
6.95%, 7/1/2024	7,316,000	7,957,686
7.50%, 5/1/2031 (a)	10,611,000	11,972,073
8.00%, 7/15/2025 (a)	6,757,000	7,687,642
8.50%, 7/15/2027	7,262,000	8,386,012
8.88%, 7/15/2030 (a)	14,174,000	16,705,335
Other Securities		623,171,497
		838,231,690
OIL & GAS SERVICES — 0.5%
Other Securities		63,200,600
PACKAGING & CONTAINERS — 2.2%
Other Securities		274,001,808
PHARMACEUTICALS — 2.5%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (b)	22,831,000	25,402,912
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (b)	15,042,000	15,491,004
5.00%, 2/15/2029 (b)	13,597,000	13,979,484
5.25%, 1/30/2030 (a)(b)	14,441,000	15,139,222
5.25%, 2/15/2031 (b)	12,777,000	13,346,087
5.50%, 11/1/2025 (b)	16,452,000	17,011,039
5.75%, 8/15/2027 (a)(b)	6,920,000	7,440,799
6.25%, 2/15/2029 (a)(b)	18,323,000	19,883,753
7.00%, 3/15/2024 (b)	16,962,000	17,442,533
7.00%, 1/15/2028 (b)	10,534,000	11,562,224
7.25%, 5/30/2029 (b)	10,231,000	11,490,641
9.00%, 12/15/2025 (b)	19,326,000	21,348,466
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (b)	24,631,000	26,597,785
Other Securities		95,561,237
		311,697,186
PIPELINES — 4.1%
Cheniere Energy, Inc. 4.63%, 10/15/2028 (b)	23,378,000	24,627,087
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 492,124,908
		516,751,995
REAL ESTATE — 0.7%
Other Securities		81,768,704
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)(b)	$ 27,317,000	29,336,546
Other Securities		439,358,660
		468,695,206
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (b)	34,736,000	35,199,378
Staples, Inc. 7.50%, 4/15/2026 (a)(b)	24,286,000	25,336,855
Other Securities		434,297,093
		494,833,326
SEMICONDUCTORS — 0.4%
Other Securities		56,333,111
SOFTWARE — 2.2%
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (b)	23,553,000	24,428,701
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	24,015,000	25,645,619
Other Securities		220,893,120
		270,967,440
TELECOMMUNICATIONS — 6.2%
Altice France SA:
7.38%, 5/1/2026 (b)	62,001,000	65,216,372
8.13%, 2/1/2027 (b)	22,115,000	24,369,845
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)(b)	25,199,000	27,110,092
Vodafone Group PLC 5 year USD Swap + 4.87% 7.00%, 4/4/2079 (a)(f)	23,706,000	29,480,070
Other Securities		631,548,419
		777,724,798
TOYS/GAMES/HOBBIES — 0.2%
Other Securities		25,918,225
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
Other Securities		$ 53,222,613
TRUCKING & LEASING — 0.1%
Other Securities		14,519,968
TOTAL CORPORATE BONDS & NOTES (Cost $12,120,933,175)		12,262,277,084
	Shares
COMMON STOCKS — 0.0%(c)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Avanti Communications Group PLC (e) (g)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Other Security		305,868
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (e)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Other Securities		385,310
PHARMACEUTICALS — 0.0% (c)
Other Security		165,534
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
ATD New Holdings, Inc. (e) (g)	35,050	455,650
TOTAL COMMON STOCKS (Cost $16,165,554)		1,513,743
	Principal Amount
Senior Floating Rate Loans — 0.1%
COMMUNICATIONS SOFTWARE — 0.0% (c)
Other Security		2,006,500
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Security		6,558,750
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,000,000)		8,565,250

See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h) (i)	86,510,709	$ 86,528,012
State Street Navigator Securities Lending Portfolio II (j) (k)	1,016,894,473	1,016,894,473
TOTAL SHORT-TERM INVESTMENTS (Cost $1,103,422,481)		1,103,422,485
TOTAL INVESTMENTS — 106.9% (Cost $13,248,521,210)		13,375,778,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(859,916,496)
NET ASSETS — 100.0%		$12,515,862,066
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 69.4% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $657,031, representing less than 0.05% of the Fund's net assets.
(f)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

GMTN	Global Medium Term Note
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$12,262,277,084	$ 0(a)	$12,262,277,084
Common Stocks	649,582	207,130	657,031	1,513,743
Senior Floating Rate Loans	—	8,565,250	—	8,565,250
Short-Term Investments	1,103,422,485	—	—	1,103,422,485
TOTAL INVESTMENTS	$1,104,072,067	$12,271,049,464	$657,031	$13,375,778,562
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,385,275	$ 81,417,830	$1,368,490,986	$ 1,363,366,118	$(14,631)	$(55)	86,510,709	$ 86,528,012	$ 56,080
State Street Navigator Securities Lending Portfolio II	1,224,907,425	1,224,907,425	1,285,991,621	1,494,004,573	—	—	1,016,894,473	1,016,894,473	1,717,173
Total		$1,306,325,255	$2,654,482,607	$2,857,370,691	$(14,631)	$(55)		$1,103,422,485	$1,773,253
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.0%
ADVERTISING — 0.4%
Other Securities		$ 14,471,827
AEROSPACE & DEFENSE — 2.5%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)(b)	$ 3,954,000	4,033,001
8.75%, 12/1/2021 (a)	9,759,000	10,148,287
Howmet Aerospace, Inc. 6.88%, 5/1/2025	11,093,000	13,083,639
Other Securities		62,080,668
		89,345,595
AGRICULTURE — 0.2%
Other Security		6,492,949
AIRLINES — 1.3%
American Airlines, Inc. 11.75%, 7/15/2025 (a)(b)	14,074,000	16,236,048
Other Securities		29,977,529
		46,213,577
APPAREL — 0.7%
Other Securities		23,942,655
AUTO MANUFACTURERS — 3.5%
Ford Motor Co. 8.50%, 4/21/2023	12,243,000	13,767,498
Ford Motor Credit Co. LLC:
3.09%, 1/9/2023	2,449,000	2,492,813
3.10%, 5/4/2023	3,084,000	3,111,355
3.20%, 1/15/2021	5,879,000	5,874,356
3.22%, 1/9/2022	810,000	819,801
3.34%, 3/28/2022	2,184,000	2,212,326
3.35%, 11/1/2022	8,242,000	8,368,350
3.37%, 11/17/2023 (b)	2,716,000	2,770,592
3.47%, 4/5/2021 (b)	2,293,000	2,296,348
3.66%, 9/8/2024	4,323,000	4,447,762
3.81%, 10/12/2021	6,183,000	6,258,804
3.81%, 1/9/2024	141,000	144,590
4.25%, 9/20/2022 (b)	1,094,000	1,128,034
4.38%, 8/6/2023	54,000	56,087
5.09%, 1/7/2021 (b)	1,007,000	1,007,000
5.13%, 6/16/2025	6,977,000	7,580,859
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.58%, 3/18/2024 (b)	$ 3,049,000	$ 3,298,256
5.60%, 1/7/2022	2,870,000	2,967,121
5.88%, 8/2/2021	3,329,000	3,401,372
Other Securities		54,699,191
		126,702,515
AUTO PARTS & EQUIPMENT — 1.4%
Other Securities		48,989,999
BANKS — 1.5%
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)(b)	12,788,000	13,979,330
Other Securities		41,130,078
		55,109,408
BEVERAGES — 0.2%
Other Securities		6,578,105
BUILDING MATERIALS — 0.2%
Other Securities		5,511,045
CHEMICALS — 2.2%
Other Securities		78,643,255
COAL — 0.1%
Other Security		3,467,403
COMMERCIAL SERVICES — 2.6%
Other Securities		92,721,407
COMPUTERS — 1.4%
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)(b)	12,005,000	12,456,028
Other Securities		37,250,530
		49,706,558
COSMETICS/PERSONAL CARE — 0.4%
Other Securities		13,734,777
DISTRIBUTION & WHOLESALE — 0.6%
Other Securities		21,756,095
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	13,263,241	11,835,984
Navient Corp.:
5.50%, 1/25/2023 (b)	5,612,000	5,894,733
5.88%, 10/25/2024	4,758,000	5,055,756
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 6/15/2022 (b)	$ 6,120,000	$ 6,458,375
6.63%, 7/26/2021	3,452,000	3,535,849
6.75%, 6/25/2025 (b)	4,036,000	4,403,518
7.25%, 9/25/2023 (b)	4,422,000	4,851,288
Series MTN, 6.13%, 3/25/2024	5,129,000	5,454,486
Series MTN, 7.25%, 1/25/2022	3,797,000	3,958,904
OneMain Finance Corp.:
5.63%, 3/15/2023	4,928,000	5,310,856
6.13%, 5/15/2022	5,568,000	5,908,483
6.13%, 3/15/2024 (b)	12,180,000	13,317,856
6.88%, 3/15/2025	6,490,000	7,544,495
7.75%, 10/1/2021	5,291,000	5,566,979
Other Securities		62,417,849
		151,515,411
ELECTRIC — 1.1%
Other Securities		38,393,444
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Wesco Distribution, Inc. Co. 7.13%, 6/15/2025 (a)	12,393,000	13,625,856
Other Securities		4,609,071
		18,234,927
ELECTRONICS — 0.5%
Other Securities		18,926,814
ENERGY-ALTERNATE SOURCES — 0.2%
Other Security		6,365,530
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a)(c)	4,504,047	22,520
Other Securities		19,081,833
		19,104,353
ENTERTAINMENT — 3.8%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	12,850,000	13,609,821
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	13,519,000	14,122,623
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	23,659,000	25,191,393
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
International Game Technology PLC 6.25%, 2/15/2022 (a)	$ 11,049,000	$ 11,329,313
Other Securities		70,568,945
		134,822,095
ENVIRONMENTAL CONTROL — 0.7%
Other Securities		25,154,414
FOOD — 2.3%
Kraft Heinz Foods Co. 3.95%, 7/15/2025	14,111,000	15,484,424
Other Securities		65,548,003
		81,032,427
FOOD SERVICE — 0.3%
Aramark Services, Inc. 6.38%, 5/1/2025 (a)(b)	10,655,000	11,387,744
Other Security		1,043,380
		12,431,124
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		4,208,245
GAS — 0.2%
Other Security		7,431,385
HAND & MACHINE TOOLS — 0.2%
Other Security		6,165,747
HEALTH CARE PRODUCTS — 0.1%
Other Security		2,694,950
HEALTH CARE SERVICES — 5.1%
Centene Corp. 4.75%, 1/15/2025	12,443,000	12,771,993
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	10,905,000	11,478,930
8.13%, 6/30/2024 (a)	13,073,000	13,583,893
8.63%, 1/15/2024 (a)	10,337,000	10,783,145
9.88%, 6/30/2023 (a)(d)	7,444,000	7,810,766
HCA, Inc. 5.38%, 2/1/2025	16,580,000	18,631,941
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	11,983,000	12,276,584
4.63%, 9/1/2024 (a)	1,727,000	1,792,436
5.13%, 5/1/2025	10,601,000	10,804,645
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 6/15/2023	$ 10,356,000	$ 11,116,752
7.00%, 8/1/2025 (b)	2,113,000	2,184,060
7.50%, 4/1/2025 (a)	7,872,000	8,614,959
Other Securities		59,607,861
		181,457,965
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Other Securities		8,573,978
HOME BUILDERS — 1.0%
Other Securities		37,619,833
HOUSEHOLD PRODUCTS & WARES — 0.6%
Other Securities		22,650,074
HOUSEWARES — 0.5%
Other Securities		17,191,219
INSURANCE — 1.2%
Other Securities		42,901,138
INTERNET — 1.4%
Other Securities		49,294,437
IRON/STEEL — 0.8%
United States Steel Corp. 12.00%, 6/1/2025 (a)	9,879,000	11,434,547
Other Securities		16,352,842
		27,787,389
LEISURE TIME — 2.5%
Carnival Corp. 11.50%, 4/1/2023 (a)	17,512,000	20,243,872
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022	4,572,000	4,602,084
9.13%, 6/15/2023 (a)(b)	12,843,000	13,966,377
10.88%, 6/1/2023 (a)(b)	2,528,000	2,874,387
11.50%, 6/1/2025 (a)	13,573,000	15,874,845
Other Securities		31,418,878
		88,980,443
LODGING — 2.9%
MGM Resorts International 6.00%, 3/15/2023	10,763,000	11,580,235
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)(b)	12,315,000	12,857,476
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 80,852,091
		105,289,802
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		3,612,982
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		9,492,754
MEDIA — 4.8%
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (b)	$ 13,687,000	13,873,691
DISH DBS Corp.:
5.00%, 3/15/2023	11,763,000	12,202,113
5.88%, 7/15/2022	13,129,000	13,712,059
5.88%, 11/15/2024	14,622,000	15,323,856
6.75%, 6/1/2021	13,913,000	14,191,260
Sirius XM Radio, Inc. 4.63%, 7/15/2024 (a)(b)	14,424,000	14,951,774
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	14,264,000	14,427,037
Other Securities		75,078,372
		173,760,162
METAL FABRICATE & HARDWARE — 0.1%
Other Security		5,219,100
MINING — 1.6%
Other Securities		57,578,066
MISCELLANEOUS MANUFACTURER — 1.2%
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	7,377,000	7,236,911
6.13%, 1/15/2023 (a)	9,075,500	8,954,251
7.50%, 12/1/2024 (a)(b)	6,085,000	5,829,734
7.50%, 3/15/2025 (a)(b)	11,311,000	10,543,888
Other Securities		12,151,086
		44,715,870
OFFICE & BUSINESS EQUIPMENT — 0.5%
Other Securities		16,403,590
OIL & GAS — 6.8%
Occidental Petroleum Corp.:
2.70%, 2/15/2023 (b)	5,438,000	5,442,731
2.90%, 8/15/2024	20,676,000	19,928,356
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/15/2025 (b)	$ 8,217,000	$ 7,933,431
5.50%, 12/1/2025 (b)	1,931,000	2,012,411
5.88%, 9/1/2025 (b)	7,396,000	7,869,566
6.95%, 7/1/2024	1,986,000	2,160,192
Other Securities		200,295,288
		245,641,975
OIL & GAS SERVICES — 1.0%
Weatherford International, Ltd. 8.75%, 9/1/2024 (a)	12,678,000	12,801,104
Other Securities		21,933,994
		34,735,098
PACKAGING & CONTAINERS — 2.6%
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)(b)	14,802,000	15,081,462
Other Securities		77,495,260
		92,576,722
PHARMACEUTICALS — 2.3%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	12,863,000	13,300,085
6.13%, 4/15/2025 (a)	21,527,951	22,180,894
7.00%, 3/15/2024 (a)	16,655,000	17,126,836
9.00%, 12/15/2025 (a)	7,969,000	8,802,956
Other Securities		22,304,051
		83,714,822
PIPELINES — 3.7%
Other Securities		131,480,143
REAL ESTATE — 0.6%
Other Securities		21,652,000
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)(b)	18,066,000	19,401,619
Other Securities		143,328,874
		162,730,493
RETAIL — 4.7%
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	14,960,000	14,832,840
Macy's, Inc. 8.38%, 6/15/2025 (a)(b)	10,235,000	11,354,811
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc. 7.13%, 3/15/2023 (a)(b)	$ 12,427,000	$ 12,427,497
Other Securities		130,101,383
		168,716,531
SEMICONDUCTORS — 0.4%
Other Securities		13,697,016
SOFTWARE — 1.7%
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	14,803,000	15,353,376
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	13,800,000	14,154,246
Other Securities		32,706,765
		62,214,387
TELECOMMUNICATIONS — 7.5%
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	826,000	896,730
Series S, 6.45%, 6/15/2021	9,353,000	9,540,434
Series T, 5.80%, 3/15/2022	11,000,000	11,548,680
Series W, 6.75%, 12/1/2023	5,123,000	5,700,977
Series Y, 7.50%, 4/1/2024 (b)	9,551,000	10,782,219
Sprint Corp.:
7.13%, 6/15/2024	13,333,000	15,576,411
7.25%, 9/15/2021	11,425,000	11,887,141
7.63%, 2/15/2025	1,301,000	1,556,985
7.88%, 9/15/2023	22,092,000	25,564,421
Telecom Italia SpA 5.30%, 5/30/2024 (a)	11,474,000	12,500,005
Other Securities		162,819,779
		268,373,782
TOYS/GAMES/HOBBIES — 0.2%
Other Security		8,697,814
TRANSPORTATION — 1.1%
XPO Logistics, Inc. 6.75%, 8/15/2024 (a)	12,811,000	13,636,925
Other Securities		26,765,015
		40,401,940
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Other Securities		$ 8,959,879
TOTAL CORPORATE BONDS & NOTES (Cost $3,432,018,976)		3,445,989,440
	Shares
COMMON STOCKS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0% (e)
Other Securities		85,549
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (c) (f)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (c)	9,870	98,700
MEDIA — 0.0% (e)
Other Securities		160,911
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Other Security		61,127
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (c) (f)	41,112	534,456
Erickson, Inc. (c) (f)	7,423	37,115
		571,571
TOTAL COMMON STOCKS (Cost $16,086,449)		977,858
	Principal Amount
Senior Floating Rate Loans — 0.1%
MEDIA — 0.0%
Other Security		724,396
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Security		3,279,375
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,734,976)		4,003,771

See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (c) (f)	11,802	$ —
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) 4/26/2024 (Cost $0)(a) (c) (f)	4,407,135	—
MEDIA — 0.0% (e)
Other Security		337,922
SEMICONDUCTOR EQUIPMENT — 0.0% (e)
Mood Media LLC (expiring 07/31/25) (c) (f)	1,112,744	—
Mood Media LLC (expiring 07/31/25) (c) (f)	1,112,744	—
Mood Media LLC (expiring 07/31/25) (c) (f)	1,112,744	18,360
		18,360
TOTAL WARRANTS (Cost $1,601,632)		356,282
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	97,222,567	97,242,012
State Street Navigator Securities Lending Portfolio II (i) (j)	282,820,196	282,820,196
TOTAL SHORT-TERM INVESTMENTS (Cost $380,062,208)		380,062,208
TOTAL INVESTMENTS — 106.7% (Cost $3,833,504,241)		3,831,389,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(241,933,735)
NET ASSETS — 100.0%		$ 3,589,455,824
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 56.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $711,151, representing less than 0.05% of the Fund's net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
PIK	Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,445,966,920	$ 22,520	$3,445,989,440
Common Stocks	222,038	85,549	670,271	977,858
Senior Floating Rate Loans	—	4,003,771	—	4,003,771
Warrants	—	337,922	18,360	356,282
Short-Term Investments	380,062,208	—	—	380,062,208
TOTAL INVESTMENTS	$380,284,246	$3,450,394,162	$ 711,151	$3,831,389,559
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	82,287,603	$ 82,320,518	$ 570,656,735	$ 555,725,912	$5,208	$(14,537)	97,222,567	$ 97,242,012	$ 51,621
State Street Navigator Securities Lending Portfolio II	388,958,936	388,958,936	563,458,402	669,597,142	—	—	282,820,196	282,820,196	604,091
Total		$471,279,454	$1,134,115,137	$1,225,323,054	$5,208	$(14,537)		$380,062,208	$655,712
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,492,826,196	$12,272,356,077	$3,451,327,351
Investments in affiliated issuers, at value	645,202,199	1,103,422,485	380,062,208
Total Investments	7,138,028,395	13,375,778,562	3,831,389,559
Cash	—	11,868,796	4,276,432
Receivable for investments sold	138,825,245	35,648,835	36,707,927
Receivable for fund shares sold	—	130,280,847	88,639,651
Dividends receivable — unaffiliated issuers	3,093,826	—	—
Dividends receivable — affiliated issuers	922	—	—
Interest receivable — unaffiliated issuers	10,172,138	189,848,124	53,313,040
Securities lending income receivable — unaffiliated issuers	1,355	10,491	3,259
Securities lending income receivable — affiliated issuers	67,968	229,880	78,154
Receivable for foreign taxes recoverable	—	123,703	15,966
TOTAL ASSETS	7,290,189,849	13,743,789,238	4,014,423,988
LIABILITIES
Payable upon return of securities loaned	488,956,063	1,016,894,473	282,820,196
Payable for investments purchased	122,335,268	206,767,331	108,687,319
Payable for fund shares repurchased	—	—	32,237,758
Advisory fee payable	2,173,476	4,263,252	1,221,659
Trustees’ fees and expenses payable	788	2,116	1,232
TOTAL LIABILITIES	613,465,595	1,227,927,172	424,968,164
NET ASSETS	$6,676,724,254	$12,515,862,066	$3,589,455,824
NET ASSETS CONSIST OF:
Paid-in Capital	$4,624,386,459	$13,966,667,680	$4,209,184,373
Total distributable earnings (loss)	2,052,337,795	(1,450,805,614)	(619,728,549)
NET ASSETS	$6,676,724,254	$12,515,862,066	$3,589,455,824
NET ASSET VALUE PER SHARE
Net asset value per share	$ 82.63	$ 108.57	$ 26.87
Shares outstanding (unlimited amount authorized, $0.01 par value)	80,800,000	115,274,605	133,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,578,751,361	$12,145,098,729	$3,453,442,033
Investments in affiliated issuers	633,545,259	1,103,422,481	380,062,208
Total cost of investments	$5,212,296,620	$13,248,521,210	$3,833,504,241
* Includes investments in securities on loan, at value	$ 501,220,883	$ 1,209,290,231	$ 348,121,919
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (16,753,451)	$ 316,526,938	$ 93,314,826
Dividend income — unaffiliated issuers	26,398,786	—	—
Dividend income — affiliated issuers	2,630,737	56,080	51,621
Unaffiliated securities lending income	14,879	43,954	20,489
Affiliated securities lending income	379,271	1,717,173	604,091
Foreign taxes withheld	—	2,335	965
TOTAL INVESTMENT INCOME (LOSS)	12,670,222	318,346,480	93,991,992
EXPENSES
Advisory fee	10,931,061	25,300,285	6,886,653
Trustees’ fees and expenses	37,652	94,791	27,283
TOTAL EXPENSES	10,968,713	25,395,076	6,913,936
NET INVESTMENT INCOME (LOSS)	$ 1,701,509	$ 292,951,404	$ 87,078,056
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	332,803,406	(71,583,859)	(14,576,644)
Investments — affiliated issuers	1,160,621	(14,631)	5,208
In-kind redemptions — unaffiliated issuers	229,159,993	383,970,390	118,625,960
Net realized gain (loss)	563,124,020	312,371,900	104,054,524
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,248,738,261	609,406,300	137,234,900
Investment — affiliated issuers	11,656,940	(55)	(14,537)
Net change in unrealized appreciation/depreciation	1,260,395,201	609,406,245	137,220,363
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,823,519,221	921,778,145	241,274,887
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,825,220,730	$1,214,729,549	$328,352,943
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,701,509	$ 25,887,455
Net realized gain (loss)	563,124,020	206,563,712
Net change in unrealized appreciation/depreciation	1,260,395,201	377,638,208
Net increase (decrease) in net assets resulting from operations	1,825,220,730	610,089,375
Net equalization credits and charges	479,004	9,534,426
Distributions to shareholders	(115,915,748)	(133,938,198)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,254,963,682	1,632,985,641
Cost of shares redeemed	(931,731,127)	(1,323,542,708)
Net income equalization	(479,004)	(9,534,426)
Other Capital	110,581	84,568
Net increase (decrease) in net assets from beneficial interest transactions	322,864,132	299,993,075
Net increase (decrease) in net assets during the period	2,032,648,118	785,678,678
Net assets at beginning of period	4,644,076,136	3,858,397,458
NET ASSETS AT END OF PERIOD	$6,676,724,254	$ 4,644,076,136
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,300,000	29,200,000
Shares redeemed	(13,600,000)	(25,000,000)
Net increase (decrease) from share transactions	3,700,000	4,200,000
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 292,951,404	$ 508,497,392
Net realized gain (loss)	312,371,900	137,817,144
Net change in unrealized appreciation/depreciation	609,406,245	(286,004,283)
Net increase (decrease) in net assets resulting from operations	1,214,729,549	360,310,253
Net equalization credits and charges	(963,438)	379,758
Distributions to shareholders	(367,425,183)	(540,633,941)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	14,726,407,694	36,255,805,290
Cost of shares redeemed	(13,615,535,390)	(34,925,935,814)
Net income equalization	963,438	(379,758)
Other Capital	2,498,356	3,402,318
Net increase (decrease) in net assets from beneficial interest transactions	1,114,334,098	1,332,892,036
Net increase (decrease) in net assets during the period	1,960,675,026	1,152,948,106
Net assets at beginning of period	10,555,187,040	9,402,238,934
NET ASSETS AT END OF PERIOD	$ 12,515,862,066	$ 10,555,187,040
SHARES OF BENEFICIAL INTEREST:
Shares sold	139,800,000	350,800,001
Shares redeemed	(129,000,000)	(332,800,000)
Net increase (decrease) from share transactions	10,800,000	18,000,001
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 87,078,056	$ 165,620,363
Net realized gain (loss)	104,054,524	(118,615,075)
Net change in unrealized appreciation/depreciation	137,220,363	(78,722,421)
Net increase (decrease) in net assets resulting from operations	328,352,943	(31,717,133)
Net equalization credits and charges	(1,913,004)	(1,533,368)
Distributions to shareholders	(104,365,759)	(176,399,855)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,292,157,099	5,810,390,428
Cost of shares redeemed	(5,964,297,067)	(5,604,012,147)
Net income equalization	1,913,004	1,533,368
Other Capital	267,990	266,785
Net increase (decrease) in net assets from beneficial interest transactions	330,041,026	208,178,434
Net increase (decrease) in net assets during the period	552,115,206	(1,471,922)
Net assets at beginning of period	3,037,340,618	3,038,812,540
NET ASSETS AT END OF PERIOD	$ 3,589,455,824	$ 3,037,340,618
SHARES OF BENEFICIAL INTEREST:
Shares sold	241,200,000	226,500,000
Shares redeemed	(228,300,000)	(217,500,000)
Net increase (decrease) from share transactions	12,900,000	9,000,000
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 60.23	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.34	(0.30)	0.23	0.98	0.82
Net realized and unrealized gain (loss) (b)	23.84	8.56	2.88	5.40	7.17	(1.38)
Total from investment operations	23.86	8.90	2.58	5.63	8.15	(0.56)
Net equalization credits and charges (a)	0.01	0.12	0.04	0.01	(0.33)	0.34
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(1.47)	(1.72)	(2.78)	(2.08)	(2.09)	(2.32)
Net realized gains	—	—	—	—	—	(1.12)
Total distributions	(1.47)	(1.72)	(2.78)	(2.08)	(2.09)	(3.44)
Net asset value, end of period	$ 82.63	$ 60.23	$ 52.93	$ 53.09	$ 49.53	$ 43.78
Total return (d)	39.83%	17.45%	5.51%	11.62%	18.34%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,676,724	$4,644,076	$3,858,397	$4,475,889	$3,873,400	$2,197,606
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	0.06%(e)	0.62%	(0.58)%	0.44%	2.12%	1.84%
Portfolio turnover rate (f)	17%(g)	41%	36%	40%	32%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 101.03	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02
Income (loss) from investment operations:
Net investment income (loss) (b)	2.46	5.40	6.08	5.85	6.54	6.66
Net realized and unrealized gain (loss) (c)	8.23	(7.31)	1.84	(4.53)	5.49	(9.30)
Total from investment operations	10.69	(1.91)	7.92	1.32	12.03	(2.64)
Net equalization credits and charges (b)	(0.01)	0.00(d)	0.06	0.00(d)	0.00(d)	0.09
Other capital (b)	0.02	0.04	0.03	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(3.16)	(5.83)	(6.08)	(5.85)	(6.60)	(6.66)
Net asset value, end of period	$ 108.57	$ 101.03	$ 108.73	$ 106.80	$ 111.30	$ 105.84
Total return (e)	10.68%	(1.81)%	7.81%	1.23%	11.65%	(1.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,515,862	$10,555,187	$9,402,239	$9,506,526	$11,613,180	$11,238,281
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.63%(f)	5.13%	5.72%	5.34%	5.97%	6.32%
Portfolio turnover rate (g)	24%(h)	50%	44%	38%	46%	59%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 25.16	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.37	1.54	1.48	1.62	1.51
Net realized and unrealized gain (loss) (b)	1.88	(1.93)	(0.11)	(0.58)	1.10	(2.02)
Total from investment operations	2.54	(0.56)	1.43	0.90	2.72	(0.51)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.01)	(0.01)	0.02	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.82)	(1.48)	(1.54)	(1.48)	(1.62)	(1.50)
Net asset value, end of period	$ 26.87	$ 25.16	$ 27.21	$ 27.33	$ 27.92	$ 26.80
Total return (d)	10.09%	(2.10)%	5.37%	3.30%	10.43%	(1.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,589,456	$3,037,341	$3,038,813	$3,544,787	$4,022,599	$3,138,527
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.06%(e)	5.27%	5.67%	5.37%	5.85%	5.66%
Portfolio turnover rate (f)	55%(g)	90%	65%	53%	57%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds underlying benchmarks. Various inputs are used in determining the value of the Funds investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following funds utilized equalization during the period ended December 31, 2020 :
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. Each waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$ 885,611,521	$1,008,191,386
SPDR Bloomberg Barclays High Yield Bond ETF	3,131,098,660	2,868,139,298
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,724,028,700	1,859,827,092
For the period ended December 31, 2020, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,250,718,155	$ 926,936,232	$229,159,993
SPDR Bloomberg Barclays High Yield Bond ETF	13,853,173,749	13,165,471,848	383,970,390
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,193,232,311	5,749,802,919	118,625,960
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 5,294,713,795	$1,888,799,322	$ 45,484,722	$1,843,314,600
SPDR Bloomberg Barclays High Yield Bond ETF	13,283,018,801	196,485,529	103,725,768	92,759,761
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,841,109,372	37,743,799	47,463,612	(9,719,813)
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 501,220,883	$ 488,956,063	$ 21,668,655	$ 510,624,718
SPDR Bloomberg Barclays High Yield Bond ETF	1,209,290,231	1,016,894,473	216,975,958	1,233,870,431
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	348,121,919	282,820,196	72,506,885	355,327,081
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 99,781,993	$—	$—	$—	$ 99,781,993	$ 99,781,993
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	389,174,070	—	—	—	389,174,070	389,174,070
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	185,213	—	—	—	185,213	185,213
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	1,016,709,260	—	—	—	1,016,709,260	1,016,709,260
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Common Stocks	62,993	—	—	—	62,993	62,993
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	$282,751,352	$—	$—	$—	$282,751,352	$282,751,352
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Funds had no outstanding loans as of December 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank
63

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
64

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
65

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,398.30	$1,106.80	$1,100.90
Expenses Paid During Period(a)	2.42	2.12	2.12
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.20	1,023.20	1,023.20
Expenses Paid During Period(a)	2.04	2.04	2.04
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
66

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
67

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
68

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRTOPFISAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Asian Development Bank 0.23% 12/15/2021	1.3%
Morgan Stanley 1.40% 1/20/2022	1.0
Inter-American Development Bank 0.24% 1/15/2022	1.0
HSBC Holdings PLC 1.22% 5/18/2024	1.0
Goldman Sachs Group, Inc. 0.96% 2/23/2023	0.9
TOTAL	5.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	85.8%
Foreign Government Obligations	14.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
Sector Breakdown as of December 31, 2020

% of Total Investments
Financial	59.9%
Government	11.7
Consumer, Cyclical	8.0
Consumer, Non-cyclical	4.6
Communications	3.7
Industrial	3.5
Utilities	2.4
Technology	2.4
Energy	2.3
Basic Materials	0.3
Short-Term Investments	1.2
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dorsey Wright Fixed Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Four Holdings as of December 31, 2020

Description	% of Net Assets
SPDR Bloomberg Barclays Convertible Securities ETF	27.3%
SPDR Bloomberg Barclays International Corporate Bond ETF	24.6
SPDR Portfolio Long Term Corporate Bond ETF	24.1
SPDR Wells Fargo Preferred Stock ETF	23.9
TOTAL	99.9%
(The four largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Class Breakdown as of December 31, 2020

% of Net Assets
Domestic Fixed Income	51.4%
International Fixed Income	24.6
Domestic Equity	23.9
Short Term Investments	1.3
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	2.2
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.33% 7/1/2040	1.4
Florida Development Finance Corp., Surface Transportation Facilities Revenue AMT 7.38% 1/1/2049	1.0
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	1.0
TOTAL	8.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Municipal Bonds & Notes	97.9%
Short-Term Investment	1.4
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten States as of December 31, 2020

% of Total Investments
Illinois	11.4%
Puerto Rico	10.4
California	10.3
New York	10.0
New Jersey	7.2
Florida	6.7
Texas	4.7
Pennsylvania	4.5
Ohio	4.2
Wisconsin	2.7
TOTAL	72.1%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 85.8%
AEROSPACE & DEFENSE — 0.2%
General Dynamics Corp. 3 Month USD LIBOR + 0.38%, 0.59%, 5/11/2021 (a)	$ 4,046,000	$ 4,050,653
AGRICULTURE — 0.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.10%, 8/15/2022 (a)	5,234,000	5,266,189
AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.420%, 0.65%, 9/8/2023 (a)	3,737,000	3,753,106
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.42%, 2/12/2021 (a)	3,731,000	3,731,895
Series MTN, 3 Month USD LIBOR + 0.29%, 0.52%, 12/10/2021 (a)	2,155,000	2,158,426
Series MTN, 3 Month USD LIBOR + 0.35%, 0.57%, 6/11/2021 (a)	5,358,000	5,364,698
Series MTN, 3 Month USD LIBOR + 0.35%, 0.57%, 11/5/2021 (a)	3,035,000	3,041,829
Series MTN, 3 Month USD LIBOR + 0.37%, 0.58%, 5/10/2023 (a)	6,690,000	6,709,602
Series MTN, 3 Month USD LIBOR + 0.45%, 0.67%, 2/15/2022 (a)	2,500,000	2,507,975
Series MTN, 3 Month USD LIBOR + 0.47%, 0.69%, 11/16/2022 (a)	1,304,000	1,310,350
Series MTN, 3 Month USD LIBOR + 0.47%, 0.70%, 1/8/2021 (a)	1,385,000	1,385,069
Series MTN, 3 Month USD LIBOR + 0.54%, 0.79%, 6/27/2022 (a)	2,540,000	2,553,919
BMW Finance NV 3 Month USD LIBOR + 0.79%, 1.00%, 8/12/2022 (a) (b)	2,590,000	2,610,021
BMW US Capital LLC:
3 Month USD LIBOR + 0.41%, 0.63%, 4/12/2021 (a) (b)	5,586,000	5,590,860
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 0.71%, 8/13/2021 (a) (b)	$ 4,380,000	$ 4,390,030
3 Month USD LIBOR + 0.53%, 0.76%, 4/14/2022 (a) (b)	4,088,000	4,102,104
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.43%, 0.64%, 2/12/2021 (a) (b)	3,795,000	3,796,290
3 Month USD LIBOR + 0.45%, 0.66%, 2/22/2021 (a) (b)	8,801,000	8,804,872
3 Month USD LIBOR + 0.55%, 0.77%, 5/4/2021 (a) (b)	4,298,000	4,303,673
3 Month USD LIBOR + 0.67%, 0.89%, 11/5/2021 (a) (b)	5,795,000	5,821,599
3 Month USD LIBOR + 0.84%, 1.06%, 5/4/2023 (a) (b)	2,150,000	2,160,428
3 Month USD LIBOR + 0.88%, 1.09%, 2/22/2022 (a) (b)	4,350,000	4,377,666
3 Month USD LIBOR + 0.90%, 1.12%, 2/15/2022 (a) (b)	9,850,000	9,913,926
General Motors Co. 3 Month USD LIBOR + 0.90%, 1.13%, 9/10/2021 (a)	2,663,000	2,667,793
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.85%, 1.08%, 4/9/2021 (a)	2,490,000	2,491,868
3 Month USD LIBOR + 0.99%, 1.23%, 1/5/2023 (a)	2,002,000	2,003,001
3 Month USD LIBOR + 1.10%, 1.33%, 11/6/2021 (a)	2,168,000	2,173,854
3 Month USD LIBOR + 1.31%, 1.55%, 6/30/2022 (a)	4,546,000	4,572,685
3 Month USD LIBOR + 1.55%, 1.78%, 1/14/2022 (a) (c)	3,385,000	3,408,729
SOFR + 1.20%, 1.28%, 11/17/2023 (a)	2,405,000	2,408,776
Harley-Davidson Financial Services, Inc. Series CO, 3 Month USD LIBOR + 0.94%, 1.17%, 3/2/2021 (a) (b)	3,360,000	3,361,210

See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hyundai Capital America:
3 Month USD LIBOR + 0.94%, 1.17%, 7/8/2021 (a) (b) (c)	$ 1,500,000	$ 1,501,875
Series REGs, 3 Month USD LIBOR + 0.94%, 1.17%, 7/8/2021 (a)	1,176,000	1,177,470
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.87%, 9/21/2021 (a) (b)	2,734,000	2,727,493
3 Month USD LIBOR + 0.65%, 0.87%, 7/13/2022 (a) (b)	2,722,000	2,692,657
3 Month USD LIBOR + 0.69%, 0.94%, 9/28/2022 (a) (b)	2,176,000	2,156,634
3 Month USD LIBOR + 0.89%, 1.11%, 1/13/2022 (a) (b)	4,182,000	4,177,400
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.15%, 0.37%, 2/14/2022 (a)	5,850,000	5,853,568
3 Month USD LIBOR + 0.54%, 0.77%, 1/8/2021 (a)	2,334,000	2,334,117
SOFR + 0.30%, 0.39%, 6/13/2022 (a)	5,000,000	4,999,600
Series MTN, 3 Month USD LIBOR + 0.13%, 0.35%, 8/13/2021 (a)	7,606,000	7,609,727
Series MTN, 3 Month USD LIBOR + 0.20%, 0.42%, 3/12/2021 (a)	1,500,000	1,500,300
Series MTN, 3 Month USD LIBOR + 0.28%, 0.50%, 4/13/2021 (a)	6,850,000	6,854,932
Series MTN, 3 Month USD LIBOR + 0.29%, 0.51%, 10/7/2021 (a)	5,552,000	5,561,216
Series MTN, 3 Month USD LIBOR + 0.40%, 0.62%, 5/17/2022 (a)	2,467,000	2,475,585
Series MTN, 3 Month USD LIBOR + 0.48%, 0.71%, 9/8/2022 (a)	2,253,000	2,265,594
Series MTN, 3 Month USD LIBOR + 0.69%, 0.91%, 1/11/2022 (a)	2,113,000	2,125,953
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.86%, 1.10%, 9/24/2021 (a) (b)	2,130,000	2,139,649
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.94%, 1.15%, 11/12/2021 (a) (b)	$ 7,280,000	$ 7,326,519
		176,956,543
BANKS — 53.3%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 0.63%, 1/19/2021 (a) (b) (c)	5,649,000	5,650,017
3 Month USD LIBOR + 0.57%, 0.80%, 8/27/2021 (a) (b)	8,108,000	8,134,837
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.22%, 1/25/2022 (a) (b)	1,230,000	1,241,279
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.19%, 6/14/2023 (a) (b)	3,580,000	3,633,521
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.46%, 0.68%, 5/17/2021 (a) (b)	6,755,000	6,765,673
3 Month USD LIBOR + 0.49%, 0.70%, 11/21/2022 (a) (b)	4,015,000	4,038,970
3 Month USD LIBOR + 0.71%, 0.94%, 5/19/2022 (a) (b)	3,764,000	3,793,322
3 Month USD LIBOR + 0.87%, 1.08%, 11/23/2021 (a) (b)	1,250,000	1,258,788
3 Month USD LIBOR + 0.99%, 1.22%, 6/1/2021 (a) (b) (c)	2,420,000	2,429,220
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.30%, 2/23/2023 (a) (c)	3,825,000	3,854,185
3 Month USD LIBOR + 1.12%, 1.34%, 4/12/2023 (a)	4,360,000	4,398,673
3 Month USD LIBOR + 1.56%, 1.78%, 4/11/2022 (a)	2,770,000	2,800,165
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 0.59%, 1/23/2022 (a)	3,549,000	3,549,639
3 Month USD LIBOR + 1.00%, 1.21%, 4/24/2023 (a)	10,232,000	10,334,320
SOFR + 0.73%, 0.82%, 10/24/2024 (a)	3,000,000	3,020,790

See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.96%, 1.17%, 7/23/2024 (a)	$ 1,286,000	$ 1,304,068
Series GMTN, 3 Month USD LIBOR + 1.42%, 1.64%, 4/19/2021 (a)	4,072,000	4,088,125
Series MTN, 3 Month USD LIBOR + 0.65%, 0.90%, 6/25/2022 (a) (c)	7,980,000	8,002,663
Series MTN, 3 Month USD LIBOR + 0.79%, 1.02%, 3/5/2024 (a) (c)	9,662,000	9,734,175
Series MTN, 3 Month USD LIBOR + 1.16%, 1.38%, 1/20/2023 (a)	5,914,000	5,973,968
Series MTN, 3 Month USD LIBOR + 1.18%, 1.39%, 10/21/2022 (a) (c)	2,791,000	2,812,463
Bank of Montreal:
SOFR + 0.35%, 0.44%, 12/8/2023 (a)	3,000,000	3,000,750
SOFR + 0.68%, 0.77%, 3/10/2023 (a)	3,000,000	3,023,310
Series D, 3 Month USD LIBOR + 0.46%, 0.68%, 4/13/2021 (a)	6,017,000	6,023,980
Series MTN, 3 Month USD LIBOR + 0.40%, 0.62%, 1/22/2021 (a)	4,150,000	4,150,913
Series MTN, 3 Month USD LIBOR + 0.40%, 0.63%, 9/10/2021 (a)	4,405,000	4,415,220
Series MTN, 3 Month USD LIBOR + 0.57%, 0.82%, 3/26/2022 (a) (c)	1,600,000	1,608,848
Series MTN, 3 Month USD LIBOR + 0.63%, 0.85%, 9/11/2022 (a)	1,470,000	1,482,025
Series MTN, 3 Month USD LIBOR + 0.79%, 1.02%, 8/27/2021 (a)	3,756,000	3,774,517
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 1.26%, 10/30/2023 (a)	5,174,000	5,252,645
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 0.63%, 1/25/2021 (a)	4,490,000	4,491,167
3 Month USD LIBOR + 0.64%, 0.87%, 3/7/2022 (a)	3,164,000	3,183,427
Series BKNT, 3 Month USD LIBOR + 0.29%, 0.52%, 1/8/2021 (a)	3,622,000	3,622,109
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.66%, 4/20/2021 (a)	$ 4,983,000	$ 4,988,930
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.86%, 9/19/2022 (a)	2,075,000	2,091,725
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 0.95%, 7/20/2022 (a) (b)	2,810,000	2,831,609
3 Month USD LIBOR + 0.96%, 1.18%, 7/20/2023 (a) (b)	2,770,000	2,811,522
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.60%, 5/16/2024 (a)	10,118,000	10,260,158
3 Month USD LIBOR + 1.43%, 1.65%, 2/15/2023 (a)	6,404,000	6,456,769
3 Month USD LIBOR + 1.63%, 1.85%, 1/10/2023 (a)	5,154,000	5,198,634
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 0.95%, 6/11/2021 (a)	2,770,000	2,773,296
BNG Bank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.29%, 3/11/2022 (a) (b)	11,200,000	11,199,776
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 0.60%, 8/7/2021 (a) (b)	2,770,000	2,775,263
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.43%, 5/22/2022 (a) (b)	3,910,000	3,956,959
3 Month USD LIBOR + 1.24%, 1.46%, 9/12/2023 (a) (b)	4,200,000	4,273,332
Series MTN, 3 Month USD LIBOR + 0.88%, 1.11%, 5/31/2022 (a)	6,045,000	6,100,493
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 0.53%, 2/2/2021 (a)	3,256,000	3,256,847
3 Month USD LIBOR + 0.72%, 0.94%, 6/16/2022 (a)	4,575,000	4,612,149
SOFR + 0.40%, 0.49%, 12/14/2023 (a)	3,000,000	3,003,060

See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.88%, 9/13/2023 (a) (c)	$ 2,760,000	$ 2,790,940
Capital One NA Series BKNT, 3 Month USD LIBOR + 1.15%, 1.36%, 1/30/2023 (a)	1,550,000	1,561,284
Citibank NA:
Class BKNT, 3 Month USD LIBOR + 0.53%, 0.76%, 2/19/2022 (a)	3,430,000	3,431,646
Series BKNT, 3 Month USD LIBOR + 0.35%, 0.56%, 2/12/2021 (a)	8,420,000	8,421,095
Series BKNT, 3 Month USD LIBOR + 0.57%, 0.78%, 7/23/2021 (a)	8,518,000	8,540,488
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.82%, 5/20/2022 (a) (c)	9,575,000	9,593,001
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 0.91%, 10/27/2022 (a)	3,950,000	3,978,993
3 Month USD LIBOR + 1.02%, 1.25%, 6/1/2024 (a)	4,920,000	4,977,367
3 Month USD LIBOR + 1.10%, 1.32%, 5/17/2024 (a)	11,554,000	11,709,401
3 Month USD LIBOR + 0.95%, 1.16%, 7/24/2023 (a)	5,406,000	5,453,735
3 Month USD LIBOR + 1.07%, 1.30%, 12/8/2021 (a)	6,106,000	6,154,421
3 Month USD LIBOR + 1.19%, 1.40%, 8/2/2021 (a) (c)	7,027,000	7,071,270
3 Month USD LIBOR + 1.38%, 1.62%, 3/30/2021 (a)	8,563,000	8,589,717
3 Month USD LIBOR + 1.43%, 1.66%, 9/1/2023 (a)	13,625,000	13,853,219
Series _, 3 Month USD LIBOR + 0.96%, 1.17%, 4/25/2022 (a)	13,635,000	13,757,715
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 0.94%, 2/14/2022 (a)	1,802,000	1,811,605
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 0.92%, 9/18/2022 (a) (b)	3,195,000	3,223,467
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 0.93%, 3/10/2022 (a) (b)	$ 3,170,000	$ 3,191,619
3 Month USD LIBOR + 0.83%, 1.06%, 9/6/2021 (a) (b) (c)	5,172,000	5,198,688
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 0.64%, 4/26/2021 (a)	5,438,000	5,444,797
3 Month USD LIBOR + 0.48%, 0.70%, 1/10/2023 (a)	4,120,000	4,141,671
3 Month USD LIBOR + 0.83%, 1.05%, 1/10/2022 (a)	2,520,000	2,539,076
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 0.62%, 5/3/2021 (a) (b)	1,875,000	1,876,913
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 1.23%, 4/24/2023 (a) (b)	4,295,000	4,348,344
3 Month USD LIBOR + 1.18%, 1.42%, 7/1/2021 (a) (b)	200,000	201,074
3 Month USD LIBOR + 1.43%, 1.65%, 1/10/2022 (a) (b)	1,872,000	1,892,442
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.42%, 12/14/2023 (a) (b)	2,460,000	2,490,504
3 Month USD LIBOR + 1.24%, 1.46%, 6/12/2024 (a) (b)	4,305,000	4,362,472
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 2.51%, 4/16/2021 (a)	9,534,000	9,592,443
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.28%, 9/12/2023 (a) (b)	2,620,000	2,624,271
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 0.83%, 7/25/2022 (a) (b) (c)	3,214,000	3,230,166
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 1.41%, 11/16/2022 (a)	3,566,000	3,572,454
3 Month USD LIBOR + 1.29%, 1.51%, 2/4/2021 (a)	3,640,000	3,640,400

See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 1.46%, 2/27/2023 (a)	$ 3,230,000	$ 3,226,447
Series _, 3 Month USD LIBOR + 0.82%, 1.03%, 1/22/2021 (a)	3,889,000	3,889,311
DNB Bank ASA 3 Month USD LIBOR + 0.62%, 0.85%, 12/2/2022 (a) (b)	2,850,000	2,873,256
Fifth Third Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.65%, 7/26/2021 (a)	2,150,000	2,153,978
Series MTN, 3 Month USD LIBOR + 0.64%, 0.85%, 2/1/2022 (a)	2,125,000	2,137,134
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 0.96%, 2/23/2023 (a)	21,481,000	21,660,796
3 Month USD LIBOR + 0.78%, 0.99%, 10/31/2022 (a)	8,660,000	8,696,978
3 Month USD LIBOR + 1.00%, 1.21%, 7/24/2023 (a)	4,968,000	5,015,593
3 Month USD LIBOR + 1.05%, 1.28%, 6/5/2023 (a) (c)	4,471,000	4,513,474
3 Month USD LIBOR + 1.11%, 1.32%, 4/26/2022 (a)	12,314,000	12,346,755
3 Month USD LIBOR + 1.36%, 1.57%, 4/23/2021 (a)	7,282,000	7,302,171
Series FRN, 3 Month USD LIBOR + 1.77%, 1.98%, 2/25/2021 (a)	5,180,000	5,192,484
Series FRN, SOFR + 0.54%, 0.62%, 11/17/2023 (a)	6,000,000	6,005,760
Series MTN, 3 Month USD LIBOR + 1.60%, 1.82%, 11/29/2023 (a)	10,592,000	10,956,577
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.22%, 5/18/2024 (a)	22,634,000	22,787,911
3 Month USD LIBOR + 1.23%, 1.45%, 3/11/2025 (a)	6,600,000	6,683,160
3 Month USD LIBOR + 1.50%, 1.74%, 1/5/2022 (a)	290,000	293,466
Security Description	Principal Amount	Value
Huntington National Bank 3 Month USD LIBOR + 0.55%, 0.77%, 2/5/2021 (a)	$ 2,127,000	$ 2,127,893
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 0.81%, 8/2/2021 (a) (b)	5,750,000	5,760,580
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.24%, 10/2/2023 (a) (c)	3,725,000	3,781,657
3 Month USD LIBOR + 1.15%, 1.40%, 3/29/2022 (a)	6,966,000	7,039,352
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 0.85%, 6/18/2022 (a)	2,411,000	2,416,111
3 Month USD LIBOR + 0.73%, 0.94%, 4/23/2024 (a) (c)	4,150,000	4,185,482
3 Month USD LIBOR + 0.89%, 1.10%, 7/23/2024 (a)	9,353,000	9,479,078
3 Month USD LIBOR + 0.90%, 1.11%, 4/25/2023 (a)	13,964,000	14,088,140
3 Month USD LIBOR + 1.00%, 1.24%, 1/15/2023 (a)	3,615,000	3,629,966
3 Month USD LIBOR + 1.10%, 1.33%, 6/7/2021 (a)	675,000	677,423
3 Month USD LIBOR + 1.23%, 1.44%, 10/24/2023 (a)	19,473,000	19,813,388
3 Month USD LIBOR + 1.48%, 1.71%, 3/1/2021 (a)	208,000	208,116
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.07%, 1/10/2025 (a) (c)	1,256,000	1,271,788
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 0.94%, 10/2/2022 (a) (b)	2,840,000	2,850,906
KeyBank NA:
SOFR + 0.34%, 0.43%, 1/3/2024 (a)	3,000,000	3,001,050
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.87%, 2/1/2022 (a)	1,825,000	1,834,946
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 0.70%, 5/7/2021 (a)	1,608,000	1,610,332

See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 1.04%, 6/21/2021 (a)	$ 5,613,000	$ 5,630,681
Macquarie Bank, Ltd. 3 Month USD LIBOR + 0.45%, 0.65%, 11/24/2021 (a) (b)	1,200,000	1,203,504
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.24%, 11/28/2023 (a) (b)	12,005,000	12,097,438
3 Month USD LIBOR + 1.35%, 1.60%, 3/27/2024 (a) (b)	2,120,000	2,148,726
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 0.48%, 1/25/2021 (a)	2,575,000	2,575,438
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 0.86%, 7/26/2021 (a)	6,294,000	6,313,323
3 Month USD LIBOR + 0.70%, 0.93%, 3/7/2022 (a) (c)	2,738,000	2,751,115
3 Month USD LIBOR + 0.74%, 0.97%, 3/2/2023 (a)	6,780,000	6,811,866
3 Month USD LIBOR + 0.79%, 1.00%, 7/25/2022 (a) (c)	6,922,000	6,977,376
3 Month USD LIBOR + 0.86%, 1.07%, 7/26/2023 (a)	11,323,000	11,431,021
3 Month USD LIBOR + 0.92%, 1.12%, 2/22/2022 (a)	4,049,000	4,080,056
3 Month USD LIBOR + 1.06%, 1.28%, 9/13/2021 (a)	8,712,000	8,769,064
3 Month USD LIBOR + 1.88%, 2.11%, 3/1/2021 (a)	3,646,000	3,656,063
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 0.84%, 9/8/2024 (a)	2,000,000	2,000,120
3 Month USD LIBOR + 0.63%, 0.84%, 5/25/2024 (a) (c)	6,740,000	6,751,054
3 Month USD LIBOR + 0.79%, 1.02%, 3/5/2023 (a)	6,649,000	6,697,205
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 1.07%, 7/16/2023 (a)	$ 3,290,000	$ 3,306,549
3 Month USD LIBOR + 0.85%, 1.07%, 9/13/2023 (a)	3,450,000	3,466,180
3 Month USD LIBOR + 0.88%, 1.10%, 9/11/2022 (a) (c)	10,539,000	10,647,236
3 Month USD LIBOR + 0.94%, 1.16%, 2/28/2022 (a)	13,089,000	13,205,099
3 Month USD LIBOR + 1.00%, 1.22%, 9/11/2024 (a)	4,036,000	4,079,387
3 Month USD LIBOR + 1.14%, 1.36%, 9/13/2021 (a)	7,522,000	7,576,008
3 Month USD LIBOR + 1.48%, 1.70%, 4/12/2021 (a) (b)	4,220,000	4,235,741
Series ., 3 Month USD LIBOR + 0.99%, 1.21%, 7/10/2024 (a)	2,000,000	2,021,140
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 1.15%, 7/22/2022 (a)	16,390,000	16,456,871
3 Month USD LIBOR + 1.18%, 1.40%, 1/20/2022 (a) (c)	23,924,000	23,935,962
SOFR + 0.83%, 0.92%, 6/10/2022 (a)	2,688,000	2,696,037
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.43%, 5/8/2024 (a)	7,550,000	7,694,431
Series GMTN, 3 Month USD LIBOR + 1.40%, 1.61%, 4/21/2021 (a)	8,867,000	8,901,936
Series GMTN, SOFR + 0.70%, 0.79%, 1/20/2023 (a)	5,000,000	5,015,750
Series MTN, 3 Month USD LIBOR + 1.40%, 1.61%, 10/24/2023 (a)	17,442,000	17,767,642
MUFG Union Bank NA:
SOFR + 0.71%, 0.80%, 12/9/2022 (a)	2,000,000	2,011,680
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.83%, 3/7/2022 (a)	1,518,000	1,525,347
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 0.57%, 1/12/2021 (a) (b)	3,435,000	3,435,275
3 Month USD LIBOR + 0.41%, 0.63%, 12/13/2022 (a) (b)	7,850,000	7,883,127

See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.58%, 0.82%, 9/20/2021 (a) (b)	$ 5,110,000	$ 5,128,140
3 Month USD LIBOR + 0.60%, 0.82%, 4/12/2023 (a) (b)	1,115,000	1,123,708
3 Month USD LIBOR + 0.71%, 0.93%, 11/4/2021 (a) (b)	4,721,000	4,748,051
3 Month USD LIBOR + 0.72%, 0.93%, 5/22/2022 (a) (b)	4,535,000	4,570,963
3 Month USD LIBOR + 0.89%, 1.11%, 1/10/2022 (a) (b)	3,505,000	3,532,164
3 Month USD LIBOR + 1.00%, 1.22%, 7/12/2021 (a) (b)	4,670,000	4,693,210
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 1.65%, 9/29/2022 (a) (b)	2,000,000	2,026,040
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.66%, 12/9/2022 (a) (c)	6,637,000	6,653,659
Series BKNT, 3 Month USD LIBOR + 0.25%, 0.47%, 1/22/2021 (a)	3,035,000	3,035,455
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.53%, 2/24/2023 (a)	7,750,000	7,761,702
Series BKNT, 3 Month USD LIBOR + 0.45%, 0.67%, 7/22/2022 (a)	4,113,000	4,120,979
Series BKNT, 3 Month USD LIBOR + 0.50%, 0.72%, 7/27/2022 (a)	4,190,000	4,214,092
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 0.90%, 10/5/2023 (a)	1,489,000	1,504,113
SOFR + 0.45%, 0.54%, 10/26/2023 (a)	3,000,000	3,010,410
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.58%, 1/17/2023 (a)	2,500,000	2,507,900
Series GMTN, 3 Month USD LIBOR + 0.39%, 0.60%, 4/30/2021 (a)	13,615,000	13,630,521
Series GMTN, 3 Month USD LIBOR + 0.47%, 0.68%, 4/29/2022 (a)	3,059,000	3,072,276
Series GMTN, 3 Month USD LIBOR + 0.73%, 0.94%, 2/1/2022 (a)	4,245,000	4,274,588
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.40%, 0.49%, 8/5/2022 (a)	$ 1,595,000	$ 1,598,589
Series MTN, 3 Month USD LIBOR + 0.40%, 0.61%, 1/25/2021 (a)	3,649,000	3,649,912
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.69%, 5/15/2023 (a)	10,402,000	10,509,349
3 Month USD LIBOR + 1.55%, 1.80%, 6/25/2024 (a)	5,986,000	6,092,192
Santander UK PLC:
3 Month USD LIBOR + 0.62%, 0.85%, 6/1/2021 (a)	6,154,000	6,166,739
3 Month USD LIBOR + 0.66%, 0.88%, 11/15/2021 (a)	2,895,000	2,908,230
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 0.55%, 9/1/2023 (a) (b)	2,450,000	2,450,882
3 Month USD LIBOR + 0.43%, 0.65%, 5/17/2021 (a) (b)	8,565,000	8,571,338
3 Month USD LIBOR + 0.65%, 0.86%, 12/12/2022 (a) (b)	3,520,000	3,549,709
Societe Generale SA 3 Month USD LIBOR + 1.33%, 1.56%, 4/8/2021 (a) (b)	3,920,000	3,932,270
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 1.37%, 1/20/2023 (a) (b)	5,585,000	5,617,840
3 Month USD LIBOR + 1.20%, 1.43%, 9/10/2022 (a) (b)	9,655,000	9,697,192
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.96%, 10/18/2022 (a)	3,810,000	3,837,661
3 Month USD LIBOR + 0.74%, 0.96%, 1/17/2023 (a)	3,973,000	3,995,606
3 Month USD LIBOR + 0.78%, 1.00%, 7/12/2022 (a) (c)	4,828,000	4,863,824
3 Month USD LIBOR + 0.80%, 1.03%, 10/16/2023 (a)	2,493,000	2,514,166

See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.86%, 1.08%, 7/19/2023 (a)	$ 4,514,000	$ 4,555,619
3 Month USD LIBOR + 1.11%, 1.34%, 7/14/2021 (a) (c)	4,750,000	4,775,080
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/2021 (a)	4,041,000	4,074,015
3 Month USD LIBOR + 1.68%, 1.91%, 3/9/2021 (a)	4,845,000	4,858,905
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.47%, 0.67%, 5/24/2021 (a)	9,183,000	9,198,795
Swedbank AB 3 Month USD LIBOR + 0.70%, 0.92%, 3/14/2022 (a) (b)	3,910,000	3,935,571
Toronto-Dominion Bank:
Series GMTN, 3 Month USD LIBOR + 0.24%, 0.45%, 1/25/2021 (a)	2,358,000	2,358,377
Series GMTN, 3 Month USD LIBOR + 0.27%, 0.50%, 3/17/2021 (a)	9,340,000	9,344,296
Series GMTN, 3 Month USD LIBOR + 0.64%, 0.86%, 7/19/2023 (a)	3,373,000	3,411,115
Series MTN, 3 Month USD LIBOR + 0.43%, 0.65%, 6/11/2021 (a)	5,919,000	5,929,299
Series MTN, 3 Month USD LIBOR + 0.53%, 0.76%, 12/1/2022 (a)	2,339,000	2,356,379
Series MTN, 3 Month USD LIBOR + 1.00%, 1.22%, 4/7/2021 (a)	3,692,000	3,701,230
Truist Bank:
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.80%, 8/2/2022 (a)	2,579,000	2,584,725
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.81%, 5/17/2022 (a)	1,842,000	1,852,702
Truist Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 0.43%, 2/1/2021 (a)	3,763,000	3,763,000
Series MTN, 3 Month USD LIBOR + 0.65%, 0.89%, 4/1/2022 (a) (c)	3,198,000	3,217,156
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.17%, 8/15/2023 (a) (b) (c)	8,180,000	8,257,628
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.22%, 1.43%, 5/23/2023 (a) (b)	$ 6,802,000	$ 6,885,869
3 Month USD LIBOR + 1.53%, 1.74%, 2/1/2022 (a) (b)	3,215,000	3,262,871
3 Month USD LIBOR + 1.78%, 2.00%, 4/14/2021 (a) (b)	8,843,000	8,884,474
UniCredit SpA 3 Month USD LIBOR + 3.90%, 4.13%, 1/14/2022 (a) (b)	3,275,000	3,367,257
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 0.69%, 4/23/2021 (a) (b)	3,270,000	3,271,144
US Bank NA:
3 Month USD LIBOR + 0.31%, 0.53%, 2/4/2021 (a)	6,970,000	6,970,000
3 Month USD LIBOR + 0.40%, 0.63%, 12/9/2022 (a) (c)	4,750,000	4,772,182
Series BKNT, 3 Month USD LIBOR + 0.18%, 0.39%, 1/21/2022 (a)	10,156,000	10,164,836
Series BKNT, 3 Month USD LIBOR + 0.32%, 0.53%, 4/26/2021 (a)	8,125,000	8,130,119
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.60%, 11/16/2021 (a)	980,000	982,489
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.65%, 5/23/2022 (a)	4,250,000	4,268,827
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 1.14%, 2/11/2022 (a)	14,719,000	14,731,070
3 Month USD LIBOR + 1.03%, 1.24%, 7/26/2021 (a)	10,158,000	10,211,025
3 Month USD LIBOR + 1.11%, 1.32%, 1/24/2023 (a)	8,698,000	8,772,629
3 Month USD LIBOR + 1.23%, 1.44%, 10/31/2023 (a)	14,860,000	15,084,980
3 Month USD LIBOR + 1.34%, 1.57%, 3/4/2021 (a)	10,796,000	10,818,456
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.31%, 0.55%, 1/15/2021 (a)	4,035,000	4,035,444

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.51%, 0.73%, 10/22/2021 (a)	$ 2,575,000	$ 2,582,854
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.85%, 5/27/2022 (a)	9,480,000	9,498,960
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.89%, 9/9/2022 (a)	7,760,000	7,794,765
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 0.55%, 1/25/2021 (a)	4,966,000	4,967,043
3 Month USD LIBOR + 0.39%, 0.61%, 1/13/2023 (a) (c)	4,797,000	4,816,236
3 Month USD LIBOR + 0.57%, 0.79%, 1/11/2023 (a)	3,559,000	3,587,116
3 Month USD LIBOR + 0.71%, 0.96%, 6/28/2022 (a) (c)	3,759,000	3,790,726
3 Month USD LIBOR + 0.72%, 0.94%, 5/15/2023 (a)	4,932,000	4,992,910
3 Month USD LIBOR + 0.77%, 1.00%, 2/26/2024 (a)	1,575,000	1,598,310
3 Month USD LIBOR + 0.85%, 1.07%, 1/11/2022 (a)	3,704,000	3,732,447
3 Month USD LIBOR + 0.85%, 1.08%, 8/19/2021 (a)	5,421,000	5,448,376
		1,251,132,676
BEVERAGES — 0.1%
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.58%, 5/2/2022 (a)	2,320,000	2,328,700
BIOTECHNOLOGY — 0.2%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.77%, 9/29/2023 (a)	3,509,000	3,516,509
BUILDING MATERIALS — 0.1%
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 0.88%, 3/1/2021 (a)	2,934,000	2,934,499
CHEMICALS — 0.3%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 1.33%, 11/15/2023 (a)	2,043,000	2,074,115
Security Description	Principal Amount	Value
LYB International Finance III LLC 3 Month USD LIBOR + 1.00%, 1.24%, 10/1/2023 (a) (c)	$ 4,500,000	$ 4,521,330
		6,595,445
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 1.09%, 8/15/2021 (a)	1,942,000	1,948,506
COMPUTERS — 2.0%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.56%, 5/11/2022 (a)	5,847,000	5,870,388
3 Month USD LIBOR + 0.50%, 0.71%, 2/9/2022 (a)	7,567,000	7,605,667
3 Month USD LIBOR + 1.13%, 1.34%, 2/23/2021 (a)	2,691,000	2,695,171
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 0.96%, 10/5/2021 (a)	5,368,000	5,368,859
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 0.38%, 2/5/2021 (a)	8,458,000	8,459,522
3 Month USD LIBOR + 0.26%, 0.48%, 1/20/2021 (a)	4,036,000	4,036,525
International Business Machines Corp.:
3 Month USD LIBOR + 0.40%, 0.62%, 5/13/2021 (a)	12,917,000	12,934,826
3 Month USD LIBOR + 0.58%, 0.81%, 11/6/2021 (a) (c)	397,000	398,830
		47,369,788
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Air Lease Corp. Series MTN, 3 Month USD LIBOR + 0.67%, 0.90%, 6/3/2021 (a)	614,000	613,423
American Express Co.:
3 Month USD LIBOR + 0.53%, 0.75%, 5/17/2021 (a)	5,727,000	5,734,961

See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.60%, 0.82%, 11/5/2021 (a)	$ 8,252,000	$ 8,284,925
3 Month USD LIBOR + 0.61%, 0.82%, 8/1/2022 (a)	3,074,000	3,093,889
3 Month USD LIBOR + 0.62%, 0.84%, 5/20/2022 (a)	6,876,000	6,918,287
3 Month USD LIBOR + 0.65%, 0.88%, 2/27/2023 (a)	2,199,000	2,216,482
3 Month USD LIBOR + 0.75%, 0.97%, 8/3/2023 (a) (c)	2,944,000	2,979,858
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.93%, 3/3/2022 (a)	2,026,000	2,038,602
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 1.26%, 5/2/2021 (a) (b)	4,215,000	4,212,007
3 Month USD LIBOR + 1.13%, 1.38%, 9/26/2023 (a) (b) (c)	2,000,000	1,983,080
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 0.93%, 1/30/2023 (a)	1,928,000	1,936,425
3 Month USD LIBOR + 0.95%, 1.18%, 3/9/2022 (a)	4,366,000	4,399,575
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 0.53%, 5/21/2021 (a)	4,446,000	4,449,646
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.87%, 6/15/2023 (a)	9,040,000	9,067,210
		57,928,370
ELECTRIC — 2.1%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 0.68%, 11/1/2023 (a) (c)	3,000,000	3,006,210
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 0.65%, 6/25/2021 (a)	4,134,000	4,141,028
Security Description	Principal Amount	Value
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 0.75%, 9/15/2023 (a)	$ 3,764,000	$ 3,768,178
Duke Energy Corp.:
3 Month USD LIBOR + 0.50%, 0.72%, 5/14/2021 (a) (b)	5,636,000	5,644,792
3 Month USD LIBOR + 0.65%, 0.87%, 3/11/2022 (a)	500,000	502,995
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.60%, 7/28/2023 (a)	8,350,000	8,351,837
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 0.62%, 6/30/2021 (a) (c)	2,770,000	2,774,155
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.48%, 0.70%, 5/4/2021 (a)	3,234,000	3,238,334
3 Month USD LIBOR + 0.55%, 0.77%, 8/28/2021 (a)	3,272,000	3,272,229
3 Month USD LIBOR + 0.72%, 0.93%, 2/25/2022 (a)	3,080,000	3,101,498
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.70%, 6/16/2022 (a)	3,500,000	3,501,050
Sempra Energy 3 Month USD LIBOR + 0.45%, 0.67%, 3/15/2021 (a)	6,830,000	6,829,932
		48,132,238
ELECTRONICS — 0.3%
Honeywell International, Inc.:
3 Month USD LIBOR + 0.23%, 0.46%, 8/19/2022 (a)	3,200,000	3,202,656
3 Month USD LIBOR + 0.37%, 0.58%, 8/8/2022 (a)	4,602,000	4,622,985
		7,825,641
FOOD — 0.5%
Campbell Soup Co. 3 Month USD LIBOR + 0.63%, 0.85%, 3/15/2021 (a)	2,945,000	2,947,680

See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 0.77%, 4/16/2021 (a)	$ 6,092,000	$ 6,099,493
3 Month USD LIBOR + 1.01%, 1.23%, 10/17/2023 (a)	2,839,000	2,881,869
		11,929,042
GAS — 0.4%
Eastern Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 0.82%, 6/15/2021 (a)	7,260,000	7,275,827
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 0.57%, 9/14/2023 (a)	1,500,000	1,499,550
		8,775,377
HEALTH CARE PRODUCTS — 0.1%
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 0.99%, 3/19/2021 (a)	1,638,000	1,638,246
HEALTH CARE SERVICES — 0.1%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 0.48%, 6/15/2021 (a)	1,897,000	1,898,480
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.80%, 6/24/2022 (a) (b)	5,319,000	5,344,691
INSURANCE — 2.3%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 0.76%, 9/20/2021 (a) (b)	3,269,000	3,268,967
Athene Global Funding 3 Month USD LIBOR + 1.23%, 1.47%, 7/1/2022 (a) (b)	3,095,000	3,120,255
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.31%, 0.53%, 3/16/2021 (a) (b)	1,100,000	1,100,539
3 Month USD LIBOR + 0.48%, 0.70%, 6/11/2021 (a) (b)	3,382,000	3,387,918
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 0.98%, 6/27/2022 (a) (b)	$ 5,252,000	$ 5,294,699
MassMutual Global Funding II 3 Month USD LIBOR + 0.15%, 0.37%, 1/7/2022 (a) (b) (c)	4,000,000	4,002,360
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.23%, 0.46%, 1/8/2021 (a) (b)	7,590,000	7,590,228
SOFR + 0.57%, 0.66%, 1/13/2023 (a) (b)	2,215,000	2,225,366
New York Life Global Funding:
3 Month USD LIBOR + 0.28%, 0.49%, 1/21/2022 (a) (b)	3,320,000	3,327,570
3 Month USD LIBOR + 0.28%, 0.50%, 1/28/2021 (a) (b)	2,952,000	2,952,590
3 Month USD LIBOR + 0.28%, 0.50%, 1/10/2023 (a) (b)	3,500,000	3,505,950
3 Month USD LIBOR + 0.32%, 0.55%, 8/6/2021 (a) (b)	2,702,000	2,706,296
3 Month USD LIBOR + 0.44%, 0.66%, 7/12/2022 (a) (b)	2,750,000	2,763,063
3 Month USD LIBOR + 0.52%, 0.75%, 6/10/2022 (a) (b)	1,875,000	1,885,894
SOFR + 0.36%, 0.45%, 10/21/2023 (a) (b)	3,000,000	3,007,350
Protective Life Global Funding 3 Month USD LIBOR + 0.52%, 0.77%, 6/28/2021 (a) (b)	3,855,000	3,863,211
		54,002,256
INTERNET — 0.7%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.08%, 1/30/2023 (a)	2,879,000	2,908,740
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 0.64%, 11/1/2021 (a)	4,547,000	4,561,459
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 0.82%, 1/19/2023 (a) (b) (c)	2,300,000	2,287,810
3 Month USD LIBOR + 0.91%, 1.13%, 4/11/2024 (a) (b)	3,000,000	3,001,770

See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Class REGs, 3 Month USD LIBOR + 0.91%, 1.13%, 4/11/2024 (a)	$ 2,000,000	$ 2,001,180
Class REGS, 3 Month USD LIBOR + 0.61%, 0.82%, 1/19/2023 (a)	1,690,000	1,681,043
		16,442,002
LODGING — 0.1%
Marriott International, Inc. 3 Month USD LIBOR + 0.65%, 0.88%, 3/8/2021 (a)	2,300,000	2,300,184
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series I, 3 Month USD LIBOR + 0.39%, 0.61%, 5/17/2021 (a)	6,006,000	6,013,568
Series MTN, 3 Month USD LIBOR + 0.20%, 0.41%, 11/12/2021 (a)	6,219,000	6,227,209
Series MTN, 3 Month USD LIBOR + 0.23%, 0.45%, 3/15/2021 (a)	8,826,000	8,829,266
Series MTN, 3 Month USD LIBOR + 0.28%, 0.51%, 9/7/2021 (a)	3,039,000	3,043,862
Series MTN, 3 Month USD LIBOR + 0.30%, 0.53%, 3/8/2021 (a) (c)	2,940,000	2,941,411
Series MTN, 3 Month USD LIBOR + 0.74%, 0.96%, 5/13/2022 (a)	2,210,000	2,226,597
		29,281,913
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.78%, 6/7/2023 (a)	2,519,000	2,541,923
Series MTN, 3 Month USD LIBOR + 0.24%, 0.46%, 3/12/2021 (a)	3,496,000	3,497,259
Series MTN, 3 Month USD LIBOR + 0.26%, 0.49%, 9/10/2021 (a)	3,624,000	3,629,255
Series MTN, 3 Month USD LIBOR + 0.40%, 0.63%, 6/7/2021 (a)	2,260,000	2,263,435
Series MTN, 3 Month USD LIBOR + 0.48%, 0.71%, 9/8/2022 (a)	2,996,000	3,012,448
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.49%, 0.71%, 6/13/2022 (a)	$ 2,300,000	$ 2,313,455
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.69%, 4/5/2023 (a)	3,679,000	3,678,558
		20,936,333
MEDIA — 1.1%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 1.86%, 2/1/2024 (a)	6,080,000	6,232,061
Comcast Corp.:
3 Month USD LIBOR + 0.44%, 0.68%, 10/1/2021 (a)	3,799,000	3,809,182
3 Month USD LIBOR + 0.63%, 0.87%, 4/15/2024 (a) (c)	2,195,000	2,220,769
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.64%, 4/1/2021 (a) (b)	3,157,000	3,159,557
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.62%, 3/4/2022 (a)	3,066,000	3,075,505
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 0.48%, 9/1/2021 (a) (c)	4,141,000	4,145,472
3 Month USD LIBOR + 0.39%, 0.62%, 9/1/2022 (a) (c)	3,686,000	3,700,707
		26,343,253
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.52%, 2/14/2024 (a)	1,842,000	1,844,358
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.61%, 0.83%, 3/16/2022 (a) (b)	5,857,000	5,889,799
		7,734,157
OIL & GAS — 1.8%
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.71%, 3/3/2022 (a)	978,000	982,460

See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 0.75%, 11/15/2021 (a)	$ 1,419,000	$ 1,424,704
3 Month USD LIBOR + 0.90%, 1.11%, 5/11/2023 (a)	3,465,000	3,527,786
Series _, 3 Month USD LIBOR + 0.53%, 0.76%, 3/3/2022 (a)	3,302,000	3,318,972
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 0.32%, 8/12/2022 (a) (c)	3,500,000	3,500,595
3 Month USD LIBOR + 0.20%, 0.41%, 8/11/2023 (a)	3,299,000	3,304,971
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.12%, 5/15/2022 (a) (c)	3,404,000	3,426,262
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.55%, 8/16/2022 (a)	6,500,000	6,524,245
3 Month USD LIBOR + 0.37%, 0.60%, 3/6/2022 (a)	2,398,000	2,406,537
Phillips 66:
3 Month USD LIBOR + 0.60%, 0.83%, 2/26/2021 (a)	2,975,000	2,975,595
3 Month USD LIBOR + 0.62%, 0.84%, 2/15/2024 (a)	3,998,000	4,004,317
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.62%, 11/13/2023 (a)	3,580,000	3,592,781
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.37%, 9/15/2023 (a)	4,000,000	4,005,240
		42,994,465
PHARMACEUTICALS — 3.2%
AbbVie, Inc.:
3 Month USD LIBOR + 0.35%, 0.56%, 5/21/2021 (a)	5,902,000	5,904,951
3 Month USD LIBOR + 0.46%, 0.69%, 11/19/2021 (a)	5,386,000	5,397,311
3 Month USD LIBOR + 0.65%, 0.86%, 11/21/2022 (a)	4,351,000	4,370,797
Security Description	Principal Amount	Value
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 0.89%, 8/17/2023 (a)	$ 2,757,000	$ 2,777,595
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 0.88%, 6/25/2021 (a) (b)	9,439,000	9,448,533
3 Month USD LIBOR + 1.01%, 1.23%, 12/15/2023 (a) (b)	8,719,000	8,780,818
Becton Dickinson and Co. 3 Month USD LIBOR + 1.03%, 1.26%, 6/6/2022 (a)	3,454,000	3,480,423
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.60%, 5/16/2022 (a)	3,436,000	3,447,236
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 0.99%, 6/15/2022 (a)	2,035,000	2,049,062
Cigna Corp.:
3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	5,451,000	5,513,359
Series WI, 3 Month USD LIBOR + 0.65%, 0.88%, 9/17/2021 (a)	6,440,000	6,441,159
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 0.95%, 3/9/2021 (a)	7,075,000	7,083,136
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 0.57%, 5/14/2021 (a)	5,921,000	5,927,513
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.55%, 9/15/2023 (a)	1,963,000	1,966,612
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 0.66%, 8/20/2021 (a)	1,758,000	1,757,982
		74,346,487
PIPELINES — 0.5%
Enbridge, Inc. 3 Month USD LIBOR + 0.50%, 0.72%, 2/18/2022 (a)	5,200,000	5,212,220
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.33%, 9/9/2022 (a)	6,792,000	6,793,766
		12,005,986

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.1%
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 1.20%, 8/16/2021 (a)	$ 2,120,000	$ 2,114,276
RETAIL — 0.4%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.54%, 3/1/2022 (a) (c)	1,176,000	1,177,552
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 0.65%, 10/28/2021 (a)	3,866,000	3,876,400
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 0.47%, 6/23/2021 (a)	4,893,000	4,897,648
		9,951,600
SEMICONDUCTORS — 0.4%
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.56%, 5/11/2022 (a)	5,315,000	5,334,772
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 0.94%, 1/30/2023 (a)	3,787,000	3,833,428
		9,168,200
TELECOMMUNICATIONS — 2.0%
AT&T, Inc. 3 Month USD LIBOR + 1.18%, 1.40%, 6/12/2024 (a)	11,463,000	11,733,985
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.84%, 3/22/2022 (a) (c)	5,241,000	5,270,769
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.32%, 5/15/2025 (a) (c)	11,668,000	11,985,020
3 Month USD LIBOR + 1.00%, 1.22%, 3/16/2022 (a)	9,666,000	9,770,586
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.22%, 1/16/2024 (a)	7,050,000	7,146,726
		45,907,086
Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 0.39%, 4/1/2021 (a)	$ 3,060,000	$ 3,060,734
3 Month USD LIBOR + 0.38%, 0.60%, 5/16/2022 (a)	2,508,000	2,518,183
3 Month USD LIBOR + 0.45%, 0.69%, 4/1/2023 (a) (c)	3,530,000	3,553,333
		9,132,250
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 0.88%, 7/30/2021 (a) (b)	1,340,000	1,328,409
3 Month USD LIBOR + 0.95%, 1.18%, 6/1/2021 (a) (b)	3,320,000	3,291,979
GATX Corp. 3 Month USD LIBOR + 0.72%, 0.94%, 11/5/2021 (a)	767,000	768,688
		5,389,076
TOTAL CORPORATE BONDS & NOTES (Cost $2,008,793,134)		2,013,621,117
FOREIGN GOVERNMENT OBLIGATIONS — 14.0%
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.23%, 12/15/2021 (a)	30,672,000	30,671,387
Series GMTN, 3 Month USD LIBOR + 0.05%, 0.27%, 3/16/2021 (a)	8,950,000	8,950,448
Series GMTN, 3 Month USD LIBOR + 0.19%, 0.41%, 6/16/2021 (a)	19,069,000	19,083,111
European Bank for Reconstruction & Development:
SOFR + 0.26%, 0.34%, 8/19/2022 (a)	5,000,000	5,005,950
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.22%, 5/11/2022 (a)	11,182,000	11,182,783
European Investment Bank:
3 Month USD LIBOR + 0.10%, 0.32%, 1/19/2023 (a) (b)	10,793,000	10,816,421
3 Month USD LIBOR + 0.11%, 0.35%, 3/24/2021 (a) (b)	8,670,000	8,672,254

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.29%, 0.38%, 6/10/2022 (a) (b)	$ 5,000,000	$ 5,009,350
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.78%, 6/25/2022 (a)	4,320,000	4,335,293
3 Month USD LIBOR + 0.58%, 0.80%, 6/1/2021 (a)	1,677,000	1,679,432
3 Month USD LIBOR + 0.78%, 1.00%, 6/1/2023 (a)	5,925,000	5,986,679
3 Month USD LIBOR + 0.93%, 1.14%, 11/1/2022 (a)	5,890,000	5,958,383
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.09%, 1/25/2022 (a)	4,900,000	4,932,144
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.25%, 3/15/2022 (a)	7,300,000	7,301,971
SOFR + 0.25%, 0.34%, 2/4/2025 (a)	4,600,000	4,604,462
SOFR + 0.26%, 0.35%, 9/16/2022 (a)	5,700,000	5,710,146
Series GDIF, 3 Month USD LIBOR + 0.00%, 0.24%, 1/15/2022 (a)	23,400,000	23,398,596
Series GMTN, 3 Month USD LIBOR + 0.02%, 0.19%, 10/25/2021 (a)	6,490,000	6,489,091
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.31%, 7/15/2022 (a)	12,240,000	12,252,607
Series GMTN, 3 Month USD LIBOR + 0.20%, 0.44%, 7/15/2021 (a) (c)	13,549,000	13,563,769
International Bank for Reconstruction & Development:
Series GDIF, 3 Month USD LIBOR + 0.28%, 0.49%, 2/11/2021 (a)	11,703,000	11,706,862
Series GDIF, SOFR + 0.30%, 0.39%, 8/6/2024 (a)	5,000,000	5,014,250
Series GDIF, SOFR + 0.39%, 0.48%, 6/17/2024 (a)	5,500,000	5,532,615
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.29%, 12/15/2022 (a)	14,055,000	14,070,601
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.40%, 12/15/2021 (a)	10,538,000	10,555,809
Security Description	Principal Amount	Value
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.04%, 0.26%, 3/12/2021 (a) (b)	$ 11,130,000	$ 11,130,668
Series 144A, 3 Month USD LIBOR + 0.04%, 0.28%, 4/15/2021 (a) (b)	3,000,000	3,000,360
Series 144A, 3 Month USD LIBOR + 0.08%, 0.28%, 2/24/2022 (a) (b)	2,500,000	2,501,900
Series 144A, 3 Month USD LIBOR + 0.13%, 0.36%, 9/8/2021 (a) (b)	11,800,000	11,809,440
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.71%, 10/1/2022 (a)	3,240,000	3,250,076
3 Month USD LIBOR + 0.55%, 0.77%, 3/12/2021 (a)	2,730,000	2,731,665
3 Month USD LIBOR + 0.71%, 0.94%, 2/27/2022 (a)	4,960,000	4,984,850
3 Month USD LIBOR + 0.73%, 0.96%, 7/6/2022 (a)	1,495,000	1,504,762
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.57%, 2/18/2023 (a)	1,500,000	1,500,090
Kuntarahoitus Oyj Series 144A, 3 Month USD LIBOR + 0.05%, 0.27%, 2/17/2021 (a) (b)	2,980,000	2,980,328
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 0.26%, 1/12/2022 (a) (b)	9,619,000	9,620,635
3 Month USD LIBOR + 0.25%, 0.48%, 6/3/2021 (a) (b)	7,211,000	7,218,283
3 Month USD LIBOR + 0.35%, 0.58%, 2/19/2021 (a) (b)	1,780,000	1,780,890
Nederlandse Waterschapsbank NV Series 144A, 3 Month USD LIBOR + 0.07%, 0.29%, 12/15/2021 (a) (b)	19,120,000	19,126,692
Svensk Exportkredit AB SOFR + 1.00%, 1.09%, 5/25/2023 (a)	3,000,000	3,055,080
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $328,612,929)		328,680,133

See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	2,124,695	$ 2,125,120
State Street Navigator Securities Lending Portfolio II (f) (g)	26,564,973	26,564,973
TOTAL SHORT-TERM INVESTMENTS (Cost $28,690,093)		28,690,093
TOTAL INVESTMENTS — 101.0% (Cost $2,366,096,156)		2,370,991,343
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(23,932,707)
NET ASSETS — 100.0%		$ 2,347,058,636
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.2% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 2,013,621,117	$—	$ 2,013,621,117
Foreign Government Obligations	—	328,680,133	—	328,680,133
Short-Term Investments	28,690,093	—	—	28,690,093
TOTAL INVESTMENTS	$28,690,093	$2,342,301,250	$—	$2,370,991,343
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	32,615,093	$32,628,139	$420,631,771	$451,127,522	$(8,254)	$986	2,124,695	$ 2,125,120	$17,232
State Street Navigator Securities Lending Portfolio II	44,141,145	44,141,145	138,580,588	156,156,760	—	—	26,564,973	26,564,973	34,003
Total		$76,769,284	$559,212,359	$607,284,282	$(8,254)	$986		$28,690,093	$51,235
See accompanying notes to financial statements.
19

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 23.9%
SPDR Wells Fargo Preferred Stock ETF (a)	657,201	$ 29,186,296
DOMESTIC FIXED INCOME — 51.4%
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	401,794	33,264,525
SPDR Portfolio Long Term Corporate Bond ETF (a)	890,166	29,464,495
		62,729,020
INTERNATIONAL FIXED INCOME — 24.6%
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	793,384	30,069,254
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $107,657,085)		121,984,570
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	116,763	116,786
State Street Navigator Securities Lending Portfolio II (e)(f)	1,435,408	1,435,408
TOTAL SHORT-TERM INVESTMENTS (Cost $1,552,199)		$ 1,552,194
TOTAL INVESTMENTS—101.2% (Cost $109,209,284)		123,536,764
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%		(1,407,854)
NET ASSETS—100.0%		$ 122,128,910

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$121,984,570	$—	$—	$121,984,570
Short-Term Investments	1,552,194	—	—	1,552,194
TOTAL INVESTMENTS	$123,536,764	$—	$—	$123,536,764
See accompanying notes to financial statements.
20

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Bloomberg Barclays Convertible Securities ETF	674,289	$ 40,794,485	$ 7,738,490	$ 26,975,733	$4,578,051	$ 7,129,232	401,794	$ 33,264,525	$ 649,889
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	32,379,008	3,784,717	52,024	1,422,939	793,384	30,069,254	36,490
SPDR Portfolio Aggregate Bond ETF	1,207,947	37,277,244	5,537,219	42,731,593	1,274,416	(1,357,286)	—	—	214,173
SPDR Portfolio Long Term Corporate Bond ETF	1,228,899	38,956,098	8,250,439	18,848,426	760,060	346,324	890,166	29,464,495	574,469
SPDR Wells Fargo Preferred Stock ETF	889,068	37,207,496	8,459,413	18,635,010	978,982	1,175,415	657,201	29,186,296	987,132
State Street Institutional Liquid Reserves Fund, Premier Class	145,998	146,056	282,871	312,111	(25)	(5)	116,763	116,786	100
State Street Navigator Securities Lending Portfolio II	30,326,428	30,326,428	306,662,916	335,553,936	—	—	1,435,408	1,435,408	85,729
Total		$184,707,807	$369,310,356	$446,841,526	$7,643,508	$ 8,716,619		$123,536,764	$2,547,982
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.9%
ALABAMA — 1.8%
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	$ 695,000	$ 695,132
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,335,000	1,378,014
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
5.75%, 10/1/2049	2,500,000	2,440,425
6.38%, 11/1/2050 (a)	1,000,000	1,080,600
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	113,413
Series A, 3.00%, 2/1/2030	200,000	214,208
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	594,195
Jefferson County, AL, Sewer Warrant Revenue:
7.90%, 10/1/2050	5,500,000	5,554,010
Series A, 5.25%, 10/1/2048 (b)	240,000	266,719
Series D, 6.00%, 10/1/2042	3,210,000	3,740,741
Series D, 6.50%, 10/1/2053	2,010,000	2,366,494
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,684,384
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	2,000,000	2,236,600
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,760,857
		25,125,792
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	141,690
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	507,390
Series A, 5.00%, 6/1/2046	3,390,000	3,440,104
Series B, 0.01%, 6/1/2046	4,200,000	810,852
Security Description	Principal Amount	Value
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	$ 545,000	$ 639,748
		5,539,784
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,161,680
ARIZONA — 1.5%
Arizona Industrial Development Authority Revenue:
4.50%, 1/1/2049	115,000	92,937
4.75%, 7/1/2029 (c)	175,000	188,792
5.00%, 6/1/2031 (c)	335,000	341,938
5.00%, 7/1/2039 (c)	365,000	412,340
5.00%, 1/1/2049	860,000	679,899
5.00%, 7/1/2049 (c)	500,000	524,650
5.00%, 7/1/2054 (c)	500,000	523,815
Series A, 3.63%, 5/20/2033	490,178	524,819
Series A, 4.00%, 7/15/2030 (c)	145,000	156,678
Series A, 5.00%, 7/15/2049 (c)	500,000	557,000
Series A, 5.25%, 7/1/2047 (c)	240,000	247,507
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,128,340
Series B, 5.00%, 3/1/2037 (c)	75,000	83,651
Series B, 5.00%, 3/1/2042 (c)	70,000	77,228
Series D, 5.00%, 7/1/2051 (c)	185,000	205,631
Series G, 5.00%, 7/1/2047 (c)	100,000	111,401
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,201,776
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,145,424
5.25%, 11/15/2046	1,010,000	1,016,504
Series A, 5.00%, 11/15/2042	750,000	857,190
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	664,200

See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	$ 595,000	$ 669,351
6.00%, 7/1/2052 (c)	1,000,000	1,170,620
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	31,655
5.00%, 7/1/2035 (c)	1,325,000	1,432,047
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (c)	100,000	106,674
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (c)	1,000,000	1,017,960
5.25%, 7/1/2036	315,000	333,894
6.75%, 2/1/2050 (c)	310,000	349,240
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	775,000	813,308
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	334,894
5.25%, 12/1/2028	105,000	135,399
Tempe, AZ, Industrial Development Authority Revenue:
Series A, 6.13%, 10/1/2052 (c)	500,000	532,095
Series B, 4.00%, 10/1/2023 (c)	225,000	225,032
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,681,429
		20,575,318
ARKANSAS — 0.5%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (c)	4,580,000	4,929,912
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	103,542
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	518,548
5.50%, 7/1/2043	830,000	828,622
		6,380,624
Security Description	Principal Amount	Value
CALIFORNIA — 10.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (b)	$ 175,000	$ 185,507
Series B, 5.00%, 10/1/2037	500,000	593,620
Anaheim Public Financing Authority Revenue Zero Coupon, 9/1/2029 (b)	915,000	800,579
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	503,667
Series A, 5.00%, 3/1/2041	665,000	682,263
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	157,400
California Community Housing Agency, Essential Revenue:
Series A, 5.00%, 2/1/2050 (c)	5,415,000	6,049,530
Series A, 5.00%, 8/1/2050 (c)	1,000,000	1,150,050
Series S, 5.00%, 8/1/2049 (c)	500,000	568,200
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (c)	405,000	458,351
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-1, 5.00%, 6/1/2049	210,000	257,487
Series B-2, 0.01%, 6/1/2055	3,020,000	567,307
Series C, Zero Coupon, 6/1/2057	5,000,000	635,050
California Statewide Communities Development Authority 5.00%, 9/2/2040	425,000	503,625
California Statewide Communities Development Authority Revenue:
5.00%, 1/1/2031	700,000	861,238
5.00%, 1/1/2032	1,020,000	1,248,511
Series B, 5.00%, 7/1/2032	195,000	222,099

See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	$ 480,000	$ 523,013
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	379,437
Series A, 4.00%, 8/15/2049	475,000	518,824
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,960,000	7,556,611
5.00%, 6/30/2027	205,000	251,676
5.00%, 6/30/2028	100,000	124,850
5.00%, 12/31/2031	1,000,000	1,219,350
5.00%, 10/1/2039 (c)	150,000	160,236
5.00%, 7/1/2046 (c)	500,000	543,925
5.00%, 6/1/2048	600,000	702,342
5.25%, 1/1/2045	1,000,000	950,840
Series A, 5.00%, 7/1/2034	280,000	330,957
Series A, 5.00%, 7/1/2047	185,000	212,672
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,391,737
Series A, 5.25%, 11/1/2041	1,000,000	1,156,230
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,174,980
5.00%, 5/15/2051	265,000	306,682
5.00%, 5/15/2052	500,000	586,205
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	402,406
5.00%, 11/21/2045 (c)	500,000	528,030
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	655,209
5.00%, 6/1/2054 (c)	250,000	274,048
Series A, 5.00%, 7/1/2047 (c)	250,000	268,745
California, Statewide Communities Development Authority Revenue:
4.00%, 4/1/2042	130,000	138,876
5.00%, 5/15/2033	240,000	271,080
5.25%, 12/1/2034	1,940,000	2,166,864
5.25%, 12/1/2038 (c)	1,475,000	1,739,276
5.25%, 7/1/2039 (c)	2,000,000	2,045,620
5.25%, 12/1/2044	3,840,000	4,231,027
5.25%, 12/1/2048 (c)	705,000	815,459
5.50%, 12/1/2054	2,500,000	2,764,225
Series A, 3.00%, 8/15/2036	205,000	218,186
Security Description	Principal Amount	Value
Series A, 3.50%, 11/1/2027 (c)	$ 3,270,000	$ 3,458,385
Series A, 5.00%, 12/1/2028 (c)	100,000	115,725
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,151,580
Series A, 5.00%, 9/2/2039	945,000	1,133,811
Series A, 5.00%, 12/1/2046 (c)	2,080,000	2,313,626
Series A, 5.25%, 11/1/2044 (c)	300,000	312,612
Series A, 5.25%, 12/1/2056 (c)	2,825,000	3,178,238
Series A, 5.50%, 7/1/2039	173,712	165,026
Series A, 5.75%, 7/1/2030	353,026	335,375
Series A, 5.75%, 7/1/2035	37,357	35,489
California, Statewide Financing Authority Revenue Series D, 0.01%, 6/1/2055 (c)	15,750,000	857,902
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (b)	400,000	318,448
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,482
City of Sacramento CA Transient Occupancy Tax Revenue 5.00%, 6/1/2035	670,000	803,384
CSCDA Community Improvement Authority, Revenue:
Series A, 5.00%, 7/1/2051 (c)	280,000	323,534
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,812,515
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	206,705
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	912,312
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,442,775

See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (b)	$ 430,000	$ 473,834
Series A, 5.75%, 1/15/2046	775,000	871,286
Series B1, 3.95%, 1/15/2053	1,130,000	1,249,260
Series C, 6.25%, 1/15/2033	500,000	572,505
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,883,385
Series A-1, 5.00%, 6/1/2047	5,495,000	5,699,854
Series A-1, 5.25%, 6/1/2047	5,840,000	6,082,360
Series A-2, 5.00%, 6/1/2047	5,000,000	5,186,400
Series A-2, 5.30%, 6/1/2037	2,100,000	2,189,565
Series B, Zero Coupon, 6/1/2047	37,295,000	8,214,597
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2057	5,000,000	408,550
0.01%, 6/1/2036	3,500,000	1,282,715
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,066,930
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,046,656
Long Beach Bond Finance Authority Series A, 5.00%, 11/15/2035	140,000	196,284
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	129,701
Series A, 5.50%, 11/15/2030	270,000	367,565
Series A, 5.50%, 11/15/2037	550,000	827,480
Series C, 5.50%, 8/1/2031 (b)	245,000	336,674
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	565,815
Security Description	Principal Amount	Value
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	$ 775,000	$ 1,291,041
Series B, 6.50%, 11/1/2039	950,000	1,582,567
Series B, 7.00%, 11/1/2034	400,000	640,952
Series C, 6.13%, 11/1/2029	295,000	377,500
Series C, 6.50%, 11/1/2039	2,000,000	3,331,720
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	603,259
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (b)	100,000	125,030
Series A, 5.00%, 8/1/2033	65,000	76,165
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	594,390
Series A, 5.00%, 8/15/2046	550,000	626,983
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	1,750,000	1,929,130
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	580,265
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,083,118
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	677,417
5.25%, 11/1/2040	100,000	119,568
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	522,230
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	281,112
5.00%, 9/1/2047 (c)	1,000,000	1,150,240
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,140,044
5.00%, 9/1/2045	100,000	113,996
5.00%, 9/1/2046	830,000	945,113
Series B, 5.00%, 12/1/2029	975,000	1,258,306

See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (b)	$ 500,000	$ 671,820
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	770,019
8.00%, 12/1/2026	650,000	690,293
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	297,405
Series B, 5.00%, 7/1/2042	190,000	227,096
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Series B, 5.00%, 5/1/2047	120,000	144,146
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	556,745
Series B, 5.25%, 1/15/2049	400,000	444,376
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, 0.01%, 6/1/2056	5,250,000	584,010
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,087,316
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	83,964
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	108,810
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	157,073
0.01%, 6/1/2046	5,200,000	1,049,412
5.00%, 6/1/2035	500,000	657,550
Series A-1, 5.50%, 6/1/2045	745,000	748,524
Series B, Zero Coupon, 6/1/2045	1,000,000	241,970
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	119,528
Security Description	Principal Amount	Value
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	$ 540,000	$ 587,579
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031 (d)	275,000	165,000
		137,131,224
COLORADO — 2.3%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,608,150
Centerra Metropolitan District No 1:
5.00%, 12/1/2029 (c)	1,000,000	1,058,450
Series A, 5.00%, 12/1/2051	650,000	687,336
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	595,000	658,290
Series A, 5.00%, 10/1/2049 (c)	540,000	588,892
Colorado Health Facilities Authority Hospital Revenue:
Series A-, 4.00%, 8/1/2037	700,000	816,473
Series A-, 4.00%, 8/1/2039	1,250,000	1,447,662
Series A-, 4.00%, 8/1/2049	510,000	574,673
Series A-, 5.00%, 8/1/2039	1,000,000	1,255,410
Colorado Health Facilities Authority Revenue 5.00%, 1/1/2038	200,000	221,010
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	534,300
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	237,652
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2031	105,000	113,322
5.00%, 1/1/2037	2,750,000	2,936,780
Series A, 5.30%, 7/1/2037	340,000	319,359
Series B, 5.00%, 5/15/2048	1,070,000	1,127,652

See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	$ 500,000	$ 547,375
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,399,974
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,220,568
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	561,940
Series A, 5.00%, 12/1/2039	40,000	43,390
Series A, 5.25%, 12/1/2045	370,000	398,216
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (c)	100,000	106,438
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,043,270
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (b)	1,000,000	588,340
Series B, Zero Coupon, 9/1/2037 (b)	475,000	252,187
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,561,710
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (c)	500,000	524,980
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	523,350
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,068,260
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,857,485
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (c)	1,000,000	1,025,870
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,167,768
Security Description	Principal Amount	Value
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	$ 750,000	$ 758,280
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	536,315
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,064,180
		31,435,307
CONNECTICUT — 0.8%
Connecticut State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	600,000	678,672
Series A, 5.00%, 1/1/2045 (c)	300,000	323,328
Series F, 5.00%, 7/1/2037	925,000	998,537
Series G-1, 5.00%, 7/1/2044 (c)	275,000	301,700
Series G-1, 5.00%, 7/1/2050 (c)	500,000	544,890
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	280,149
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,584
Series B, 5.00%, 4/15/2032	130,000	136,782
Series E, 4.00%, 9/15/2028	125,000	131,931
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 5.00%, 9/1/2046 (c)	110,000	114,833
Series A, 5.00%, 9/1/2053 (c)	500,000	518,905
Series B, 4.00%, 7/1/2034	130,000	137,075
Series F, 3.50%, 7/1/2026	5,000	5,121
Series F, 4.00%, 7/1/2030	1,100,000	1,150,743
Series J, 5.00%, 7/1/2042	1,205,000	1,254,357
Series L, 4.00%, 7/1/2034	250,000	273,663
Series L, 4.13%, 7/1/2041	500,000	544,145
Series R, 3.38%, 7/1/2037	190,000	204,440
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,098,060

See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	$ 100,000	$ 109,287
Series A, 5.00%, 4/1/2031	220,000	239,122
Series C, 3.00%, 7/15/2027 (b)	100,000	110,048
State of Connecticut, Special Tax Revenue 3.13%, 5/1/2040	500,000	542,390
University of Connecticut, CT, Revenue:
5.00%, 2/15/2028	860,000	1,009,864
Series A, 5.00%, 8/15/2027	100,000	110,744
		11,104,370
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	800,000	825,208
Series B, 1.25%, 10/1/2040 (a)	1,000,000	1,014,660
		1,839,868
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	156,234
Series A, 5.00%, 7/1/2052	115,000	115,759
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	375,000	416,273
Series A, 0.01%, 6/15/2046	25,000,000	5,232,500
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	603,615
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (b)	220,000	161,704
Series A, 5.00%, 10/1/2053	400,000	416,748
		7,102,833
FLORIDA — 6.6%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	35,000	35,168
Series A, 4.00%, 12/1/2044	325,000	349,596
Security Description	Principal Amount	Value
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	$ 885,000	$ 929,285
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	233,393
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,334
4.70%, 5/1/2036	100,000	105,677
Broward, FL, Airport System Revenue:
Series A, 5.00%, 10/1/2029	500,000	650,530
Series A, 5.00%, 10/1/2036	300,000	378,249
Series Q-1, 4.00%, 10/1/2042	140,000	144,787
Series Q-1, 5.00%, 10/1/2023	120,000	128,836
Series Q-1, 5.00%, 10/1/2024	115,000	123,467
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	1,060,770
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054 (d)	1,000,000	801,250
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	205,966
5.00%, 8/1/2055	700,000	815,059
6.10%, 8/15/2038 (c)	215,000	228,407
Series A, 5.00%, 6/15/2039 (c)	390,000	420,568
Series A, 5.00%, 6/15/2055 (c)	290,000	301,148
Series A, 5.13%, 6/15/2037 (c)	450,000	493,466
Series A, 5.38%, 6/15/2038 (c)	105,000	114,708
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (c)	750,000	766,238
Capital Trust Agency, Inc., FL, Revenue:
5.00%, 1/1/2055 (c)	250,000	254,843
Series A, 5.00%, 7/1/2050	600,000	427,326
Series A, 7.50%, 6/1/2048 (c) (d)	4,165,000	1,311,975

See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (c)	$ 115,000	$ 96,551
5.88%, 8/1/2052 (c)	610,000	477,514
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (c)	1,000,000	1,060,520
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039	100,000	107,618
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	245,511
City Of Atlantic Beach, Florida Health Care Facilities Revenue Series B-2, 3.00%, 11/15/2023	1,500,000	1,500,465
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2023 (b)	1,000,000	1,120,050
5.00%, 11/1/2026 (b)	735,000	909,276
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (d)	400,000	309,500
Series A, 8.25%, 5/15/2049 (c) (d)	100,000	77,375
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	200,000	224,500
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (a)	775,000	818,896
County of Miami-Dade Seaport Department Revenue Series B, 6.00%, 10/1/2042	945,000	1,054,223
County of Miami-Dade, FL, Aviation Revenue:
5.00%, 10/1/2028	500,000	573,455
5.00%, 10/1/2030	505,000	576,791
5.00%, 10/1/2036	765,000	914,680
Series A, 4.25%, 10/1/2036	100,000	109,206
Security Description	Principal Amount	Value
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	$ 725,000	$ 807,396
4.00%, 8/15/2050	1,000,000	1,102,880
5.00%, 8/15/2031	155,000	196,583
5.00%, 8/15/2035	1,015,000	1,267,075
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	663,284
Florida Development Finance Corp., Educational Facilities Revenue:
5.00%, 9/15/2040 (c)	100,000	109,252
5.25%, 6/1/2050 (c)	1,000,000	1,112,580
5.25%, 6/1/2055 (c)	1,000,000	1,106,500
Series A, 4.00%, 7/15/2026 (c)	105,000	108,697
Series A, 4.75%, 7/15/2036 (c)	500,000	534,790
Series A, 6.00%, 6/15/2035 (c)	505,000	571,857
Series A, 6.00%, 6/15/2044 (c)	575,000	523,302
Series A, 6.13%, 6/15/2043 (c)	500,000	518,100
Series A, 6.13%, 6/15/2044	555,000	600,566
Series A, 6.50%, 7/1/2044	925,000	996,169
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (a) (c)	4,015,000	3,936,065
Series A, 6.38%, 1/1/2049 (a) (c)	5,865,000	5,677,203
Series A, 6.50%, 1/1/2049 (a) (c)	2,670,000	2,566,804
Series B, 7.38%, 1/1/2049 (c)	13,600,000	13,296,992
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 10/1/2027	1,125,000	1,417,309
5.00%, 11/15/2036	350,000	362,397
Series A, 5.00%, 10/1/2026	850,000	1,047,616
Series A, 5.00%, 10/1/2027	750,000	944,872
Series A, 5.00%, 10/1/2042	500,000	598,005
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	637,742

See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 6.00%, 11/1/2029	$ 165,000	$ 180,954
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	95,000	95,351
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	133,699
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	324,795
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (b)	115,000	124,003
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	234,040
6.25%, 4/1/2049	500,000	234,020
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	446,403
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	414,716
Series B, 5.00%, 10/1/2029	370,000	469,304
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	521,700
5.75%, 11/1/2042	500,000	526,570
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	508,840
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	770,092
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,108,050
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	424,852
Series A, 5.00%, 7/1/2028	200,000	242,342
Series A, 5.00%, 7/1/2029	385,000	463,540
Series A, 5.00%, 7/1/2031	200,000	211,752
Security Description	Principal Amount	Value
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	$ 245,000	$ 289,874
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	100,142
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	858,154
5.00%, 10/1/2029	675,000	826,564
5.00%, 10/1/2034	570,000	689,381
Series A, 6.88%, 10/1/2034 (b)	145,000	212,157
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	297,146
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,485,799
Series B, 5.00%, 5/1/2037	925,000	961,093
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,184,780
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	408,571
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (b)	200,000	244,074
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	508,200
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	192,459
5.00%, 4/1/2051 (c)	110,000	112,603
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	210,619
5.00%, 7/1/2039	410,000	483,837
6.00%, 10/1/2041	100,000	102,163
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	197,708
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,441,401

See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
St. Louis County, MO, Industrial Development Authority Revenue 4.00%, 8/1/2055	$ 1,000,000	$ 1,078,450
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	489,320
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	564,245
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	269,401
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	129,805
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (e)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,208,988
Series A4, 6.61%, 5/1/2040	85,000	69,998
USF Financing Corp. Series A-REMK 5/6/15, 5.00%, 7/1/2034	550,000	640,393
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,940,000	2,123,660
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	250,000	254,665
3.70%, 5/1/2050	2,000,000	2,103,140
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	145,874
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	126,345
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	727,198
		89,434,443
GEORGIA — 1.0%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	222,765
Series A1, 6.75%, 1/1/2035	1,705,000	1,084,431
Security Description	Principal Amount	Value
Series A1, 7.00%, 1/1/2040	$ 500,000	$ 317,975
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	113,922
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	630,513
Series D, 4.13%, 11/1/2045	435,000	494,186
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,059,010
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (b)	428,000	486,760
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	261,332
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	257,398
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,424,200
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,615,925
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	2,250,800
Series A, 5.00%, 7/1/2060	635,000	715,099
Series A, 5.50%, 7/1/2060	170,000	195,308
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (c)	1,000,000	1,101,700
White County,GA, Development Authority Revenue:
5.13%, 10/1/2039	790,000	813,779
5.25%, 10/1/2049	115,000	117,497
		14,162,600

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
GUAM — 0.5%
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	$ 1,600,000	$ 1,676,160
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	775,000	798,676
Series B1, 5.00%, 1/1/2037	100,000	102,866
Series B1, 5.00%, 1/1/2042	670,000	688,318
Series D-REF, 4.00%, 11/15/2039	295,000	310,257
Series D-REF, 5.00%, 11/15/2029	525,000	602,569
Series D-REF, 5.00%, 11/15/2034	250,000	283,537
Series D-REF, 5.00%, 11/15/2035	100,000	113,207
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	245,000	247,249
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	354,142
Guam Government, General Obligation:
5.00%, 11/15/2031	210,000	229,297
6.13%, 11/1/2031	185,000	186,473
Series D-REF, 5.00%, 11/15/2027	355,000	410,749
Series D-REF, 5.00%, 11/15/2028	110,000	126,762
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	639,188
		6,769,450
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	380,759
Series A, 5.00%, 1/1/2045 (c)	750,000	741,495
		1,122,254
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	709,162
Security Description	Principal Amount	Value
ILLINOIS — 11.2%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	$ 260,000	$ 244,980
Series A, 5.50%, 12/1/2043	115,000	114,994
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	607,766
Chicago, IL, Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (b)	190,000	183,396
Series A, Zero Coupon, 12/1/2027	225,000	187,839
Series A, Zero Coupon, 12/1/2028 (b)	100,000	80,374
Series A, 0.01%, 12/1/2031 (b)	1,060,000	758,409
Series A, 4.00%, 12/1/2022	100,000	103,681
Series A, 4.00%, 12/1/2027	3,215,000	3,517,403
Series A, 5.00%, 12/1/2029	8,125,000	9,574,256
Series A, 5.00%, 12/1/2030	1,935,000	2,274,612
Series A, 5.00%, 12/1/2031	600,000	695,010
Series A, 5.00%, 12/1/2033	1,000,000	1,152,520
Series A, 5.00%, 12/1/2041	4,255,000	4,309,124
Series A, 5.00%, 12/1/2042	6,760,000	6,929,270
Series A, 5.50%, 12/1/2026 (b)	885,000	1,009,449
Series A, 5.50%, 12/1/2039	1,110,000	1,129,825
Series A, 7.00%, 12/1/2026	1,100,000	1,344,552
Series A, 7.00%, 12/1/2044	3,405,000	4,072,516
Series A, 7.00%, 12/1/2046 (c)	3,125,000	3,946,062
Series B, 4.00%, 12/1/2035	200,000	201,054
Series B, 5.00%, 12/1/2029	100,000	117,837
Series B, 5.00%, 12/1/2033	335,000	345,553
Series B, 5.00%, 12/1/2034	410,000	422,751
Series B-1, 0.01%, 12/1/2028 (b)	665,000	534,487

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 0.01%, 12/1/2029 (b)	$ 620,000	$ 478,721
Series B-1, 0.01%, 12/1/2030 (b)	220,000	163,656
Series C, 5.00%, 12/1/2030 (b)	1,500,000	1,863,540
Series C, 5.25%, 12/1/2035	2,140,000	2,324,661
Series C, 5.25%, 12/1/2039	390,000	421,520
Series D, 5.00%, 12/1/2027	2,400,000	2,777,040
Series D, 5.00%, 12/1/2046	1,250,000	1,301,650
Series E, 5.13%, 12/1/2032	765,000	830,958
Series F, 5.00%, 12/1/2031	460,000	460,681
Series G, 5.00%, 12/1/2034	2,400,000	2,720,640
Series H, 5.00%, 12/1/2036	3,000,000	3,383,250
Series H, 5.00%, 12/1/2046	1,500,000	1,670,235
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	297,493
6.00%, 4/1/2046	350,000	414,775
6.10%, 4/1/2036	45,000	54,614
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2024	750,000	840,240
Series A, 5.00%, 1/1/2026	100,000	119,053
Series A, 5.50%, 1/1/2030	200,000	217,608
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	263,278
5.00%, 1/1/2029	100,000	104,174
Chicago, IL, O'Hare International Airport Revenue:
5.75%, 1/1/2039	220,000	220,000
Series B, 4.00%, 1/1/2053 (b)	300,000	340,665
Series B, 5.00%, 1/1/2029	315,000	366,433
Series B, 5.25%, 1/1/2029	275,000	299,343
Series D, 5.00%, 1/1/2039	210,000	225,477
Series D, 5.00%, 1/1/2044	325,000	348,020
Series D, 5.00%, 1/1/2052	600,000	704,646
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	150,062
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (b)	125,000	103,919
Security Description	Principal Amount	Value
Zero Coupon, 1/1/2030 (b)	$ 270,000	$ 208,003
5.50%, 1/1/2030	250,000	278,083
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	852,072
Series A, 5.00%, 1/1/2027	300,000	323,553
Series A, 5.00%, 1/1/2028	1,250,000	1,424,975
Series A, 5.00%, 1/1/2034	1,105,000	1,134,859
Series A, 5.00%, 1/1/2035	365,000	387,064
Series A, 5.00%, 1/1/2040	1,575,000	1,681,930
Series A, 5.00%, 1/1/2044	100,000	109,564
Series A, 5.25%, 1/1/2027	280,000	310,386
Series A, 5.25%, 1/1/2029	465,000	501,842
Series A, 5.25%, 1/1/2032	155,000	166,214
Series A, 5.25%, 1/1/2035	185,000	185,337
Series A, 5.50%, 1/1/2035	840,000	1,001,078
Series A, 5.75%, 1/1/2033	510,000	593,569
Series C, Zero Coupon, 1/1/2026	200,000	171,984
Series C, 0.01%, 1/1/2030	885,000	642,554
Series C, 5.00%, 1/1/2024	65,000	70,602
Series C, 5.00%, 1/1/2026	970,000	1,087,564
Series C, 5.00%, 1/1/2027	195,000	217,049
Series C, 5.00%, 1/1/2035	700,000	758,513
Series C, 5.00%, 1/1/2038	2,060,000	2,219,691
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	453,542
5.25%, 12/1/2043	205,000	216,216
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	399,617
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	615,000	649,735
4.00%, 12/1/2040	250,000	272,558
4.25%, 8/1/2042	1,050,000	1,132,173
4.75%, 5/15/2033	175,000	182,861
5.00%, 2/15/2032	100,000	100,570
5.00%, 5/15/2033	2,220,000	2,156,108
5.00%, 8/1/2042	580,000	662,389
5.00%, 12/1/2046	350,000	399,504
5.25%, 2/15/2047	100,000	98,044
5.25%, 5/15/2047	145,000	151,567
5.50%, 4/1/2032	500,000	500,440
Series A, 5.00%, 2/15/2047	1,385,000	1,445,067
Series A, 5.00%, 11/1/2049	600,000	640,980
Series A, 5.00%, 2/15/2050	1,950,000	2,031,159
Series A, 5.25%, 5/1/2038	2,030,000	2,120,091

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.00%, 4/1/2038 (c)	$ 980,000	$ 1,088,045
Series A, 6.00%, 7/1/2043	200,000	220,958
Series A, 6.13%, 4/1/2058 (c)	2,140,000	2,337,415
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	146,038
3.50%, 6/1/2031	700,000	728,063
4.00%, 2/1/2030 (b)	255,000	282,637
4.00%, 1/1/2031	640,000	682,605
4.00%, 6/1/2032	300,000	319,176
4.00%, 6/1/2034	270,000	285,773
4.00%, 6/1/2035	100,000	105,684
4.13%, 11/1/2031	260,000	280,699
4.50%, 11/1/2039	125,000	134,915
5.00%, 2/1/2023	325,000	348,293
5.00%, 5/1/2023	230,000	248,069
5.00%, 8/1/2024	1,220,000	1,280,805
5.00%, 2/1/2026	1,250,000	1,428,112
5.00%, 11/1/2026	500,000	565,295
5.00%, 1/1/2027	100,000	113,348
5.00%, 6/1/2027	1,070,000	1,220,720
5.00%, 11/1/2027	400,000	459,304
5.00%, 3/1/2028	150,000	154,826
5.00%, 5/1/2028	700,000	760,179
5.00%, 1/1/2029	2,005,000	2,249,209
5.00%, 2/1/2029	175,000	200,524
5.00%, 4/1/2029	150,000	162,123
5.00%, 4/1/2030	695,000	749,099
5.00%, 5/1/2030	500,000	582,475
5.00%, 3/1/2031	110,000	113,209
5.00%, 4/1/2032	100,000	107,345
5.00%, 12/1/2032	500,000	571,515
5.00%, 3/1/2034	200,000	205,388
5.00%, 11/1/2034	120,000	134,172
5.00%, 5/1/2035	1,140,000	1,293,920
5.00%, 3/1/2036	150,000	153,921
5.00%, 5/1/2036	125,000	133,571
5.00%, 11/1/2036	760,000	845,986
5.00%, 3/1/2037	250,000	256,265
5.00%, 2/1/2039	1,200,000	1,272,648
5.00%, 5/1/2039	380,000	404,335
5.00%, 11/1/2040	180,000	198,923
5.00%, 1/1/2041	300,000	327,276
5.25%, 7/1/2028	750,000	803,265
5.25%, 2/1/2029	405,000	439,312
5.25%, 7/1/2029	100,000	106,846
5.25%, 2/1/2033	230,000	247,206
5.50%, 7/1/2024	660,000	719,354
5.50%, 7/1/2025	245,000	266,283
5.50%, 7/1/2026	120,000	130,060
5.50%, 7/1/2027	200,000	215,944
5.50%, 7/1/2033	665,000	710,572
5.50%, 7/1/2038	200,000	212,772
Security Description	Principal Amount	Value
Series A, 4.00%, 1/1/2024	$ 135,000	$ 138,056
Series A, 4.00%, 5/1/2024	135,000	144,921
Series A, 4.00%, 1/1/2029	630,000	640,420
Series A, 4.00%, 1/1/2030	515,000	523,003
Series A, 4.50%, 12/1/2041	875,000	950,337
Series A, 4.63%, 5/1/2037	610,000	677,161
Series A, 5.00%, 10/1/2024	150,000	167,453
Series A, 5.00%, 12/1/2028	465,000	541,939
Series A, 5.00%, 10/1/2030	1,120,000	1,312,046
Series A, 5.00%, 1/1/2034	1,000,000	1,023,660
Series A, 5.00%, 4/1/2035	250,000	262,160
Series A, 5.00%, 12/1/2035	1,000,000	1,135,030
Series A, 5.00%, 4/1/2036	140,000	146,670
Series A, 6.00%, 5/1/2025	435,000	508,815
Series B, 5.00%, 12/1/2024	100,000	112,049
Series D, 5.00%, 11/1/2025	1,000,000	1,116,730
Series D, 5.00%, 11/1/2028	275,000	310,866
Illinois State, Sports Facilities Authority Revenue 0.01%, 6/15/2025 (b)	680,000	615,142
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	162,635
5.00%, 6/15/2029	400,000	405,668
Series A, 5.00%, 6/15/2026	725,000	842,138
Series A, 5.00%, 6/15/2027	250,000	287,113
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2039 (b)	200,000	114,958
Zero Coupon, 6/15/2045 (b)	770,000	361,646
Zero Coupon, 6/15/2047 (b)	115,000	49,689
0.01%, 12/15/2031 (b)	5,735,000	4,437,972
4.00%, 6/15/2050	1,500,000	1,656,400
5.00%, 6/15/2042	205,000	241,791
Series A, Zero Coupon, 6/15/2029	105,000	88,328
Series A, Zero Coupon, 12/15/2034	220,000	153,560
Series A, 0.01%, 6/15/2031 (b)	215,000	169,074
Series A, 0.01%, 6/15/2034 (b)	190,000	134,522

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 0.01%, 6/15/2037 (b)	$ 650,000	$ 410,540
Series A, 5.50%, 6/15/2029 (b)	615,000	724,378
Series B, Zero Coupon, 6/15/2027 (b)	125,000	112,581
Series B, Zero Coupon, 12/15/2041	100,000	47,293
Series B, 4.25%, 6/15/2042	2,520,000	2,563,873
Series B, 5.00%, 12/15/2026	115,000	120,193
Series B, 5.00%, 12/15/2028	1,425,000	1,484,878
Series B, 5.00%, 12/15/2040	100,000	110,851
Series B, 5.00%, 6/15/2052	3,155,000	3,244,570
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, 0.01%, 12/15/2035 (b)	140,000	94,060
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027	630,000	774,024
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	199,452
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	130,730
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (b)	190,000	226,970
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	230,625
		152,174,626
INDIANA — 0.7%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	830,000	742,479
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042	492,722	11,978
Series A, 7.13%, 11/15/2047	526,872	12,808
Security Description	Principal Amount	Value
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	$ 100,000	$ 105,830
Indiana State, Finance Authority, Environmental Revenue:
6.00%, 12/1/2026	550,000	550,611
7.00%, 3/1/2039 (c)	500,000	491,875
Series A, 6.75%, 5/1/2039	275,000	298,031
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	181,822
Series A, 4.50%, 7/1/2053	250,000	183,770
Series A, 5.00%, 6/1/2032	1,360,000	1,416,930
Series A, 5.00%, 6/1/2039	125,000	129,691
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	530,167
Series A, 5.00%, 4/1/2042	3,060,000	3,138,305
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	900,000
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	852,622
		9,546,919
IOWA — 0.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	2,030,000	2,078,212
4.75%, 8/1/2042	2,295,000	2,370,850
5.25%, 12/1/2025	420,000	457,976
5.88%, 12/1/2027 (c)	820,000	846,027
Series A, 5.25%, 12/1/2050 (a)	1,295,000	1,389,017
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	455,265
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	584,071
Series A, 5.00%, 5/15/2043	115,000	124,144
Series A, 5.00%, 5/15/2048	1,000,000	1,074,210
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,576,055
		10,955,827

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.4%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	$ 610,000	$ 662,979
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	750,000	759,157
Series I, 5.00%, 5/15/2033	350,000	367,329
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,680,579
5.00%, 3/1/2049	1,000,000	1,044,910
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	109,794
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,252,189
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (b)	340,000	256,758
		6,133,695
KENTUCKY — 0.6%
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	237,926
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	250,599
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (b)	140,000	151,046
Series A, 5.00%, 9/1/2023 (b)	135,000	150,387
Series A, 5.00%, 9/1/2025 (b)	425,000	507,442
Series A, 5.00%, 9/1/2026 (b)	160,000	190,387
Series A, 5.00%, 9/1/2030 (b)	1,080,000	1,268,806
Series A, 5.00%, 9/1/2042 (b)	125,000	142,814
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	139,952
Security Description	Principal Amount	Value
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (b)	$ 550,000	$ 650,034
5.25%, 6/1/2050	100,000	108,601
5.50%, 11/15/2035	105,000	106,691
Series A, 4.25%, 7/1/2035	645,000	681,010
Series A, 5.00%, 1/1/2045	825,000	888,294
Series A, 5.00%, 6/1/2045	2,525,000	2,774,899
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	115,794
		8,364,682
LOUISIANA — 1.0%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,269,680
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (b)	200,000	219,666
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,317,997
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (b)	100,000	119,019
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	367,158
Louisiana Local Gov't Environmental Facilities & Community Development Authority 3.50%, 11/1/2032	275,000	304,510
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,385,460
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	130,244
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,922
5.00%, 7/1/2047	300,000	344,280
Series A, 5.00%, 7/1/2046	500,000	563,465
Series A, 5.00%, 7/1/2051	385,000	432,817
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	270,394

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	$ 725,000	$ 835,758
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,251,300
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,251,300
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	290,728
Series A, 5.00%, 12/1/2036 (b)	260,000	325,416
Series B, 4.00%, 12/1/2041 (b)	480,000	550,109
Series C, 4.00%, 12/1/2033	365,000	426,805
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (a)	450,000	467,239
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	264,273
		13,393,540
MAINE — 0.2%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (c) (d)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	580,125
5.00%, 7/1/2043	200,000	211,050
6.75%, 7/1/2036	500,000	509,365
7.50%, 7/1/2032	500,000	511,620
Series A, 4.00%, 7/1/2041	100,000	104,070
Series A, 4.00%, 7/1/2046	310,000	319,204
Series A, 5.00%, 7/1/2046	45,000	49,303
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	525,147
		2,864,884
MARYLAND — 1.1%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	319,548
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	857,231
5.00%, 9/1/2023	210,000	199,269
5.00%, 9/1/2027	305,000	287,746
5.00%, 9/1/2028	750,000	707,618
Security Description	Principal Amount	Value
5.00%, 9/1/2031	$ 500,000	$ 471,630
5.00%, 9/1/2039	1,250,000	1,178,000
5.00%, 9/1/2046	250,000	235,028
Series A, 4.50%, 9/1/2033	1,325,000	1,397,371
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	318,998
5.00%, 7/1/2036	475,000	526,552
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	878,797
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	423,402
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	220,000	223,450
5.00%, 3/31/2036	250,000	267,490
5.00%, 3/31/2051	100,000	106,996
5.75%, 9/1/2025	525,000	530,203
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	595,000	606,870
4.00%, 9/1/2040	325,000	340,925
4.38%, 7/1/2036	1,155,000	1,191,521
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	101,921
Series A, 5.00%, 7/1/2038	100,000	114,116
Series A, 5.50%, 1/1/2031	100,000	122,224
Series B, 2.88%, 7/1/2023	220,000	228,019
Series B, 5.25%, 8/15/2038 (b)	130,000	176,778
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,732,704
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	516,890
Series B, 5.00%, 11/1/2042	400,000	405,976
		14,467,273
MASSACHUSETTS — 0.9%
Commonwealth of Massachusetts Revenue 5.50%, 1/1/2027	1,100,000	1,389,289
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	109,660
5.00%, 6/15/2054	500,000	540,740

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	$ 500,000	$ 516,165
5.00%, 11/15/2038 (c)	1,500,000	1,633,485
5.00%, 1/1/2041	240,000	263,868
5.00%, 10/1/2043	950,000	950,218
5.00%, 7/1/2044	500,000	587,895
5.00%, 1/1/2045	300,000	328,065
5.00%, 7/1/2047	870,000	787,437
5.00%, 10/1/2057 (c)	1,420,000	1,520,380
Series A, 4.00%, 6/1/2049	1,760,000	1,934,574
Series A, 5.25%, 7/1/2034	10,000	9,820
Series A, 5.50%, 7/1/2044	325,000	315,439
Series D, 4.00%, 7/1/2045	350,000	371,899
Series F, 5.63%, 7/15/2036	120,000	129,540
Series J2, 5.00%, 7/1/2048	680,000	807,847
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	100,000	102,680
		12,299,001
MICHIGAN — 1.5%
City Of Detroit, Unlimited Tax General Obligation:
5.00%, 4/1/2031	500,000	551,585
5.50%, 4/1/2050	135,000	155,571
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	525,000	458,257
5.75%, 11/1/2035	500,000	354,280
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (b)	155,000	195,959
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (b)	165,000	188,612
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,013,770
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	3,227,340
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,630
4.00%, 2/15/2044	245,000	283,720
4.00%, 11/15/2046	970,000	1,081,977
5.00%, 7/1/2033	100,000	109,460
Series A, 4.00%, 6/1/2049	2,000,000	2,270,460
Security Description	Principal Amount	Value
Series A-2, 5.00%, 6/1/2040	$ 885,000	$ 1,046,504
Series B, 5.00%, 7/1/2028	100,000	111,130
Series B, 5.00%, 7/1/2029	105,000	116,267
Series B, 5.00%, 7/1/2044	575,000	619,166
Series B-2, 0.01%, 6/1/2065	14,540,000	1,781,295
Series D-2, 5.00%, 7/1/2034	400,000	466,824
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.00%, 7/1/2026	225,000	252,374
5.25%, 2/1/2027	500,000	542,640
5.25%, 2/1/2032	690,000	735,305
8.13%, 4/1/2041	445,000	421,993
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	44,632
5.00%, 6/30/2031	385,000	487,860
5.00%, 12/31/2032	1,000,000	1,252,850
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series B, 0.01%, 6/1/2052	715,000	76,383
Series C, Zero Coupon, 6/1/2058	20,000,000	876,400
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,024,950
Wayne County Airport Authority Revenue:
5.00%, 12/1/2044	285,000	318,938
Series B, 5.00%, 12/1/2039	700,000	793,751
		20,963,883
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	160,239
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	170,124
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	83,285
Series A, 5.00%, 3/1/2039	500,000	515,270
Series A, 5.50%, 7/1/2035	150,000	160,879
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,130,180
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	106,400

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	$ 300,000	$ 324,516
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,000,440
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,130,613
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	541,040
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	102,000
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	239,893
Series A, 5.30%, 7/1/2045	500,000	537,730
Series A, 5.75%, 7/1/2047 (c)	1,000,000	1,081,380
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (c)	255,000	261,161
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	152,569
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	239,326
5.25%, 12/1/2049	340,000	355,215
		8,292,260
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	225,404
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	319,990
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (b)	300,000	308,481
Mississippi State, Gaming Tax Revenue 5.00%, 10/15/2032	605,000	743,121
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	116,117
Security Description	Principal Amount	Value
Series S, 5.00%, 9/1/2046	$ 400,000	$ 461,428
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	119,470
		2,294,011
MISSOURI — 0.8%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	156,198
5.00%, 8/1/2029	70,000	78,426
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,039,520
Jennings, MO, Revenue 5.00%, 11/1/2023	270,000	256,098
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (c) (d)	850,000	297,925
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	500,000	538,260
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	525,000	577,127
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,054,770
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	435,122
Missouri State, Health & Educational Facilities Authority Revenue 5.00%, 2/1/2042	115,000	127,602
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	268,424
Missouri, State Health & Educational Facilities Authority Revenue:
3.00%, 11/15/2050	1,500,000	1,585,050
4.25%, 8/1/2035	280,000	286,325
4.25%, 12/1/2042 (c)	450,000	494,559

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2030	$ 100,000	$ 105,270
Series A, 4.00%, 2/15/2049	500,000	571,755
Series A, 5.00%, 2/1/2036	650,000	729,911
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	236,574
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	205,000	214,953
5.00%, 9/1/2042	150,000	154,779
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (b)	245,000	340,743
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	916,280
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	238,396
		10,704,067
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (a)	680,000	719,317
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	101,832
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	249,035
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	377,595
		1,447,779
NEBRASKA — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue:
5.25%, 9/1/2037	270,000	290,045
Series A, 5.00%, 9/1/2028	200,000	253,460
Series A, 5.00%, 9/1/2032	1,000,000	1,348,100
Series A, 5.00%, 9/1/2035	1,250,000	1,746,375
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	107,013
		3,744,993
Security Description	Principal Amount	Value
NEVADA — 0.6%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	$ 250,000	$ 289,553
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	75,000	75,308
Series A, 2.75%, 6/15/2028 (c)	150,000	150,942
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	132,151
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	150,000
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (c)	1,095,000	1,009,798
5.88%, 12/15/2027 (c)	750,000	758,198
6.25%, 12/15/2037 (c)	2,280,000	2,240,214
6.95%, 2/15/2038 (c)	1,000,000	1,025,990
Series A, 4.50%, 12/15/2029 (c)	855,000	909,874
Series A, 5.00%, 12/15/2038 (c)	750,000	794,017
		7,536,045
NEW HAMPSHIRE — 0.3%
National Finance Authority, NH, Revenue:
4.88%, 11/1/2042 (c)	1,855,000	1,922,448
Series A, 3.63%, 7/1/2043 (a) (c)	960,000	970,915
Series B, 3.75%, 7/1/2045 (a) (c)	1,450,000	1,467,458
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (d)	350,000	262,500
		4,623,321
NEW JERSEY — 7.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	465,000	379,956
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	521,145

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	$ 120,000	$ 120,281
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (b)	100,000	97,179
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	610,000	643,794
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	105,527
4.25%, 6/15/2027	635,000	654,863
4.38%, 1/1/2024	735,000	739,623
5.00%, 6/15/2024	100,000	105,122
5.00%, 3/1/2026	495,000	518,413
5.00%, 3/1/2027	100,000	107,804
5.00%, 6/15/2027	500,000	609,915
5.00%, 3/1/2028	505,000	543,102
5.00%, 10/1/2037	100,000	116,018
5.00%, 6/15/2040	715,000	782,546
5.00%, 11/1/2044	500,000	599,150
5.13%, 9/15/2023	770,000	815,723
5.25%, 9/15/2029	50,000	52,908
5.25%, 1/1/2044	750,000	750,405
5.75%, 9/15/2027	5,650,000	5,733,620
7.10%, 11/1/2031	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	573,099
Series A, 4.00%, 11/1/2027	525,000	604,296
Series A, 5.00%, 6/1/2036	390,000	430,693
Series A, 5.00%, 6/15/2047	510,000	594,716
Series A, 5.50%, 6/15/2031	500,000	608,365
Series AAA, 4.13%, 6/15/2025	365,000	408,515
Series AAA, 5.00%, 6/15/2036	300,000	348,825
Series AAA, 5.00%, 6/15/2041	500,000	575,930
Series B, Zero Coupon, 7/1/2027	160,000	146,766
Series B, 5.63%, 11/15/2030	1,000,000	1,090,890
Series BBB, 4.75%, 6/15/2031	665,000	770,855
Series BBB, 5.50%, 6/15/2031	900,000	1,095,057
Series C, 5.00%, 6/15/2047	365,000	425,616
Series DDD, 5.00%, 6/15/2030	540,000	648,032
Security Description	Principal Amount	Value
Series EE, 5.25%, 9/1/2024	$ 200,000	$ 201,478
Series EEE, 5.00%, 6/15/2038	1,205,000	1,447,916
Series K, 5.25%, 12/15/2021 (b)	100,000	104,538
Series MMM, 4.00%, 6/15/2036	335,000	381,227
Series N-1, 5.50%, 9/1/2023 (b)	100,000	112,885
Series NN, 5.00%, 3/1/2024	1,130,000	1,229,338
Series NN, 5.00%, 3/1/2025	310,000	336,155
Series NN, 5.00%, 3/1/2030	505,000	541,229
Series PP, 5.00%, 6/15/2025	100,000	113,065
Series PP, 5.00%, 6/15/2031	245,000	271,629
Series UU, 5.00%, 6/15/2034	355,000	391,288
Series WW, 5.00%, 6/15/2035	500,000	564,310
Series WW, 5.00%, 6/15/2036	240,000	270,367
Series WW, 5.00%, 6/15/2037	390,000	438,602
Series XX, 4.25%, 6/15/2026	1,975,000	2,211,941
Series XX, 4.38%, 6/15/2027	175,000	196,184
Series XX, 5.00%, 6/15/2025	1,450,000	1,705,229
Series XX, 5.00%, 6/15/2026	880,000	1,020,615
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	132,656
3.50%, 7/1/2031	215,000	231,207
Series A, 3.00%, 7/1/2050	655,000	668,316
Series B, 5.00%, 9/1/2036	300,000	346,416
Series B, 5.50%, 9/1/2032	150,000	180,150
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	186,008
5.00%, 9/15/2027	170,000	184,146
5.00%, 10/1/2027	905,000	1,080,977
5.00%, 10/1/2028	100,000	120,019
5.75%, 7/1/2037	970,000	972,978
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	544,455
5.00%, 6/15/2028	625,000	739,069

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2050	$ 500,000	$ 587,170
5.25%, 6/15/2043	500,000	602,710
Series A, , 12/15/2025	1,610,000	1,489,669
Series A, Zero Coupon, 12/15/2028	100,000	85,263
Series A, Zero Coupon, 12/15/2029	900,000	741,402
Series A, 0.01%, 12/15/2027	820,000	720,296
Series A, 0.01%, 12/15/2030	265,000	211,269
Series A, 0.01%, 12/15/2033	285,000	203,903
Series A, 0.01%, 12/15/2035	615,000	410,162
Series A, 4.00%, 12/15/2031	1,315,000	1,509,554
Series A, 5.00%, 6/15/2024	120,000	136,230
Series A, 5.00%, 12/15/2024	270,000	311,645
Series A, 5.00%, 12/15/2025	250,000	296,365
Series A, 5.00%, 12/15/2028	100,000	125,486
Series A, 5.00%, 6/15/2029	175,000	205,424
Series A, 5.00%, 12/15/2029	350,000	436,187
Series A, 5.00%, 6/15/2031	505,000	586,058
Series A, 5.00%, 12/15/2035	1,000,000	1,216,380
Series A, 5.13%, 6/15/2029	700,000	713,559
Series A, 5.50%, 12/15/2023	1,435,000	1,634,953
Series A, 5.75%, 6/15/2023 (b)	165,000	185,681
Series -A, 0.01%, 12/15/2032	750,000	556,080
Series AA, 3.25%, 6/15/2038	435,000	438,228
Series AA, 4.00%, 6/15/2036	400,000	460,700
Series AA, 4.00%, 6/15/2037	250,000	286,628
Series AA, 4.75%, 6/15/2035	260,000	288,876
Series AA, 4.75%, 6/15/2038	185,000	204,542
Series AA, 5.00%, 6/15/2024	100,000	109,945
Series AA, 5.00%, 6/15/2025	130,000	151,795
Series AA, 5.00%, 6/15/2026	350,000	393,781
Security Description	Principal Amount	Value
Series AA, 5.00%, 6/15/2029	$ 150,000	$ 158,105
Series AA, 5.00%, 6/15/2033	150,000	157,485
Series AA, 5.00%, 6/15/2036	1,305,000	1,399,873
Series AA, 5.00%, 6/15/2038	730,000	786,770
Series AA, 5.00%, 6/15/2044	780,000	849,607
Series AA, 5.25%, 6/15/2029	90,000	104,547
Series AA, 5.25%, 6/15/2030	280,000	305,164
Series AA, 5.25%, 6/15/2031	125,000	144,344
Series AA, 5.25%, 6/15/2033	120,000	130,150
Series AA, 5.25%, 6/15/2041	200,000	227,546
Series B, 3.50%, 6/15/2046	1,395,000	1,453,464
Series B, 4.00%, 6/15/2036	200,000	225,982
Series B, 4.00%, 6/15/2050	1,355,000	1,486,218
Series B, 5.00%, 6/15/2035	2,000,000	2,436,460
Series B, 5.25%, 12/15/2023 (b)	230,000	260,516
Series B, 5.50%, 6/15/2031	160,000	163,334
Series BB, 4.00%, 6/15/2037	3,700,000	4,168,975
Series BB, 4.00%, 6/15/2044	390,000	431,632
Series C, Zero Coupon, 12/15/2024 (b)	1,130,000	1,075,398
Series C, Zero Coupon, 12/15/2028 (b)	125,000	108,440
Series C-REMK 11/25/14, 5.25%, 6/15/2032	395,000	448,708
Series D, 5.00%, 12/15/2024	645,000	743,401
Series D, 5.25%, 12/15/2023	160,000	181,246
Series E, 5.00%, 1/1/2034	300,000	345,159
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (b)	435,000	524,445
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/2031 (b)	750,000	971,287
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	172,596

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2042	$ 750,000	$ 851,385
Series B, 5.00%, 1/1/2048	500,000	561,995
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	192,515
Series A, 3.00%, 6/1/2032	1,100,000	1,244,694
Series A, 4.00%, 6/1/2031	3,055,000	3,777,874
Series A, 5.00%, 6/1/2029	3,055,000	3,956,805
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	5,705,000	6,950,116
Series B, 5.00%, 6/1/2046	4,000,000	4,669,200
		96,208,519
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	355,440
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	190,000	191,286
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	547,795
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (c)	574,000	582,369
		1,676,890
NEW YORK — 9.8%
Brooklyn Arena, NY, Local Development Corp. Revenue:
0.01%, 7/15/2047	440,000	159,997
Series A, 3.00%, 7/15/2043 (b)	700,000	722,876
Series A, 5.00%, 7/15/2042	5,000,000	5,638,700
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (c)	265,000	294,150
5.25%, 11/1/2034	250,000	266,898
5.50%, 11/1/2044	500,000	530,860
Series A, 5.00%, 6/1/2047 (c)	150,000	163,034
Series A1, 5.25%, 6/1/2040 (c)	720,000	721,620
Series A1, 5.50%, 6/1/2055 (c)	610,000	611,348
Series B, 5.00%, 6/1/2055 (c)	1,215,000	1,241,621
Security Description	Principal Amount	Value
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	$ 770,000	$ 922,491
Series A, 5.00%, 7/1/2045	725,000	822,367
Series B, 4.00%, 7/1/2044	400,000	452,200
Series B, 4.00%, 7/1/2049	400,000	448,372
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,156
Series A, 5.00%, 6/1/2045	635,000	635,559
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
Zero Coupon, 1/1/2045	2,000,000	700,580
Series C, 5.63%, 1/1/2055	620,000	617,501
Hempstead Town Local Development Corp. 5.53%, 2/1/2040	850,000	937,227
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	137,856
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (c)	215,000	206,512
Metropolitan New York, NY, Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2032	300,000	208,446
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	560,000	617,910
Series A-1, 5.00%, 11/15/2047	520,000	621,182
Series B, 5.00%, 11/15/2022	675,000	711,673
Series B, 5.00%, 11/15/2025	1,010,000	1,147,774
Series B, 5.00%, 11/15/2026	115,000	133,650
Series B, 5.25%, 11/15/2032	1,000,000	1,096,350
Series C, 4.00%, 11/15/2033	205,000	211,055
Series C, 5.00%, 11/15/2032	550,000	604,763
Series C-1, 3.25%, 11/15/2036	290,000	291,157
Series C-1, 4.75%, 11/15/2045	825,000	966,949
Series C-1, 5.00%, 11/15/2025	800,000	909,128

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C-1, 5.00%, 11/15/2031	$ 425,000	$ 477,895
Series C-2, Zero Coupon, 11/15/2027	715,000	602,266
Series C-2, Zero Coupon, 11/15/2040	1,000,000	496,410
Series C-GROUP 2, 4.00%, 11/15/2045 (b)	500,000	566,930
Series D, 3.00%, 11/15/2032	215,000	212,852
Series D, 4.00%, 11/15/2042	275,000	298,331
Series D, 5.00%, 11/15/2039	585,000	639,814
Series D1, 5.00%, 11/15/2044	3,225,000	3,922,535
Series E, 5.00%, 11/15/2038	1,000,000	1,071,580
Series F, 5.00%, 11/15/2021	100,000	102,520
Series F, 5.00%, 11/15/2022	1,780,000	1,876,672
Monroe County, PA, Industrial Development Corp. Revenue 5.00%, 1/1/2040	590,000	647,655
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	715,018
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	211,472
Nassau County, NY, General Obligation 5.00%, 4/1/2028	550,000	619,135
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	616,527
Series A-3, 5.00%, 6/1/2035	2,385,000	2,410,519
Series A-3, 5.13%, 6/1/2046	635,000	641,769
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (b)	530,000	394,087
Zero Coupon, 3/1/2045 (b)	575,000	277,058
New York City, Housing Development Corp.:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	102,017
Security Description	Principal Amount	Value
Series 2014-8SPR, Class F, 4.50%, 2/15/2048	$ 4,500,000	$ 4,688,370
New York City, NY, Industrial Development Agency Revenue:
0.01%, 3/1/2036 (b)	340,000	229,211
5.00%, 1/1/2023 (b)	550,000	550,192
5.00%, 1/1/2031 (b)	50,000	50,021
5.50%, 7/1/2035 (b)	235,000	313,857
5.75%, 10/1/2037 (d)	1,000,000	750,000
Series A, 5.00%, 7/1/2022	690,000	733,401
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,560,357
Series A, 5.00%, 6/1/2045	885,000	892,071
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, 0.01%, 6/1/2055	10,000,000	656,800
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	750,000	740,955
5.00%, 6/1/2045	930,000	997,657
New York Liberty Development Corp. Revenue 7.25%, 11/15/2044 (c)	2,815,000	3,104,185
New York State Dormitory Authority Revenue:
4.00%, 9/1/2050	500,000	543,585
5.00%, 7/1/2026	500,000	592,195
5.25%, 7/1/2031 (b)	265,000	316,786
Series A, 4.00%, 11/1/2026	360,000	362,920
Series A, 5.00%, 8/1/2032	130,000	157,391
Series A, 5.00%, 7/1/2034	615,000	717,834
Series A, 5.00%, 7/1/2036	500,000	585,680
New York State Environmental Facilities Corp. Revenue 2.75%, 9/1/2050 (a)	1,475,000	1,525,297
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	143,785
New York State, Dormitory Authority Revenue:
5.00%, 8/1/2034	915,000	1,100,754
Series A, 4.25%, 5/1/2042	285,000	293,040
Series A, 5.15%, 7/1/2024 (b)	500,000	555,330
Series A, 5.50%, 1/1/2039	400,000	428,576

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2044	$ 850,000	$ 905,522
New York State, Liberty Development Corp. Revenue:
2.45%, 9/15/2069	3,000,000	3,015,270
Series 1, 5.00%, 11/15/2044 (c)	5,775,000	6,219,155
Series 2, 5.00%, 9/15/2043	150,000	157,124
Series 2, 5.38%, 11/15/2040 (c)	2,095,000	2,259,185
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (b)	1,000,000	1,178,200
Series L, 5.00%, 1/1/2033	610,000	772,242
New York State, Transportation Development Corp. Revenue:
4.38%, 10/1/2045	8,305,000	9,534,970
5.00%, 8/1/2021	1,000,000	1,017,140
5.00%, 1/1/2023	525,000	562,926
5.00%, 8/1/2026	2,790,000	2,835,421
5.00%, 1/1/2027	350,000	415,503
5.00%, 1/1/2028	275,000	333,553
5.00%, 8/1/2031	3,930,000	3,987,064
5.00%, 1/1/2032	2,000,000	2,372,160
5.00%, 10/1/2035	5,875,000	7,228,717
5.00%, 1/1/2036	5,500,000	6,431,920
5.00%, 7/1/2046	1,500,000	1,640,190
5.25%, 8/1/2031	1,475,000	1,665,452
5.38%, 8/1/2036	740,000	839,767
Series A, 4.00%, 7/1/2037 (b)	100,000	106,445
Series A, 5.00%, 7/1/2030	170,000	189,759
Series A, 5.00%, 7/1/2041	515,000	564,703
Port Authority of New York & New Jersey Revenue 5.50%, 12/1/2031	3,000,000	3,003,990
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	405,228
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	517,345
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	2,070,000	1,983,577
5.00%, 1/1/2033	150,000	140,597
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	1,225,000	1,412,253
Series B, 5.00%, 6/1/2045	3,525,000	3,792,265
Series B, 5.00%, 6/1/2048	2,950,000	3,158,152
Security Description	Principal Amount	Value
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	$ 337,000	$ 368,001
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (c)	700,000	746,060
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	287,111
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	186,316
		133,653,557
NORTH CAROLINA — 0.2%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	113,724
North Carolina State, Medical Care Commission Revenue:
5.00%, 7/1/2045	500,000	508,230
Series A, 4.00%, 7/1/2044	500,000	499,985
Series A, 5.00%, 7/1/2044	500,000	544,285
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	271,677
5.00%, 6/30/2054	575,000	614,221
		2,552,122
NORTH DAKOTA — 0.0% (f)
County of Grand Forks Industrial Revenue 6.38%, 12/15/2043	250,000	224,677
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	158,447
		383,124
OHIO — 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue Series B-2, 5.00%, 6/1/2055	32,875,000	37,191,159
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	344,576
City of Cleveland OH Revenue 5.38%, 9/15/2027	1,300,000	1,302,730

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	$ 750,000	$ 838,658
5.00%, 1/1/2051	750,000	807,135
County of Licking, OH, Health Care Revenue 5.88%, 7/1/2035	250,000	180,020
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	404,851
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	300,535
5.00%, 2/15/2042	200,000	230,318
5.00%, 2/15/2057	200,000	226,900
5.25%, 2/15/2047	100,000	117,769
5.50%, 2/15/2052	785,000	932,062
5.50%, 2/15/2057	1,500,000	1,771,725
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (d)	550,000	192,500
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	144,262
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (b)	600,000	689,808
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c)	500,000	234,020
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,051,900
5.00%, 2/15/2044	200,000	208,270
Ohio Air Quality Development Authority Revenue:
2.60%, 6/1/2041 (a)	200,000	212,154
3.25%, 9/1/2029	3,000,000	3,264,390
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (c)	215,000	238,525
5.00%, 7/1/2049 (c)	1,270,000	1,396,124
6.75%, 6/1/2024	700,000	690,438
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	100,000	106,567
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	210,726
Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	$ 240,000	$ 244,174
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	481,156
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	257,404
5.00%, 12/1/2043	250,000	256,805
5.50%, 12/1/2043	400,000	422,436
5.75%, 12/1/2032	200,000	209,852
6.00%, 12/1/2042	550,000	573,001
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	162,534
		55,895,484
OKLAHOMA — 1.0%
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	113,615
Series A, 5.00%, 8/1/2047	935,000	364,650
Series B, 5.00%, 8/15/2028	400,000	495,364
Series B, 5.00%, 8/15/2038	500,000	595,060
Series B, 5.25%, 8/15/2043	3,105,000	3,717,958
Series B, 5.25%, 8/15/2048	2,250,000	2,671,335
Series B, 5.50%, 8/15/2052	1,000,000	1,199,750
Series B, 5.50%, 8/15/2057	2,615,000	3,120,663
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (d)	199,640	998
Series A, 6.88%, 11/1/2046 (d)	33,274	166
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (a)	1,000,000	1,067,450
Series B-REMK-06/11/13, 5.50%, 12/1/2035	700,000	733,418
		14,080,427

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 0.5%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	$ 1,000,000	$ 1,052,610
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (c) (d)	2,000,000	1,100,000
Series D, 6.50%, 4/1/2031 (c) (d)	750,000	412,500
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,685,371
Port of Portland OR Airport Revenue:
Series 27-A, 4.00%, 7/1/2050	1,000,000	1,130,970
Series 27-A, 5.00%, 7/1/2038	605,000	770,062
Yamhill County Hospital Authority Revenue 5.00%, 11/15/2036	300,000	321,582
		6,473,095
PENNSYLVANIA — 4.4%
Allegheny County Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	1,110,284
Allegheny County, PA, Hospital Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,036,421
Series A, 4.00%, 4/1/2037	800,000	913,320
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	251,860
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,755,000	1,956,263
5.00%, 5/1/2042 (c)	1,390,000	1,500,727
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	300,000	301,551
Series A, 5.00%, 11/1/2040	585,000	597,232
Series A, 5.00%, 11/1/2044	135,000	137,547
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	940,000	930,074
Security Description	Principal Amount	Value
4.00%, 11/1/2047	$ 365,000	$ 367,475
5.00%, 11/1/2025	1,065,000	1,178,327
5.00%, 11/1/2030	450,000	501,777
5.00%, 11/1/2034	260,000	286,083
5.00%, 11/1/2036	400,000	437,904
5.00%, 11/1/2047	2,010,000	2,154,258
5.00%, 11/1/2050	930,000	993,500
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	414,506
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	994,090
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	195,471
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	320,990
5.25%, 1/1/2032	220,000	223,067
Dauphin County General Authority Revenue:
3.00%, 6/1/2033	750,000	795,532
5.00%, 10/15/2027 (c)	600,000	639,312
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	109,306
4.00%, 8/1/2045	170,000	184,319
5.25%, 10/1/2032	115,000	115,921
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (c)	995,000	1,076,003
Series A, 5.25%, 8/15/2030	280,000	280,073
Series A, 6.13%, 8/15/2040	700,000	700,364
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	611,675
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	150,000	215,061
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	122,043
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,300,000	1,359,189

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (b)	$ 100,000	$ 96,683
Series B, Zero Coupon, 3/1/2025 (b)	160,000	152,662
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	430,483
5.00%, 3/1/2045	390,000	414,660
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	147,115
4.00%, 11/1/2041	250,000	273,510
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (c)	270,000	276,826
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	275,557
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	639,090
5.00%, 9/1/2031	325,000	407,573
5.00%, 9/1/2035	300,000	371,118
Series A, 5.00%, 10/1/2026	110,000	122,157
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,167,040
5.00%, 11/15/2036	100,000	116,167
5.25%, 1/15/2030	1,500,000	1,688,625
5.25%, 1/1/2040	205,000	215,363
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,115,618
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	732,549
5.00%, 8/15/2048	630,000	752,529
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 6/30/2023	160,000	176,347
5.00%, 12/31/2028	360,000	428,609
5.00%, 12/31/2034	400,000	464,860
10.00%, 12/1/2040 (c)	690,000	740,294
Security Description	Principal Amount	Value
Series A-RE, 6.40%, 12/1/2038	$ 1,000,000	$ 865,460
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	60,753
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	165,765
5.00%, 11/1/2027	880,000	900,874
5.00%, 5/1/2035	150,000	175,325
5.00%, 11/1/2036	980,000	1,081,704
5.00%, 5/1/2037	2,000,000	2,042,820
5.00%, 5/1/2042	500,000	508,940
5.00%, 11/1/2042	140,000	141,422
Series A, 5.00%, 9/1/2045	280,000	315,801
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	470,686
5.00%, 12/1/2036	600,000	710,076
Series A, 4.00%, 12/1/2049 (b)	905,000	1,055,682
Series A-1, 5.00%, 12/1/2037	380,000	470,011
Series A-2, 5.00%, 12/1/2028	500,000	606,420
Series B-2, 1.00%, 12/1/2037	1,610,000	1,665,658
Series C, 6.25%, 6/1/2033 (b)	365,000	465,463
Series E, 6.00%, 12/1/2030	435,000	570,642
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	305,242
5.00%, 6/15/2050	500,000	529,190
5.38%, 6/15/2050 (c)	570,000	595,473
8.20%, 12/1/2043	330,000	380,797
Series A, 4.00%, 9/1/2047	385,000	421,148
Series A, 5.00%, 9/1/2042	1,200,000	1,418,544
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,237,880
5.00%, 2/1/2037	775,000	978,887
5.00%, 2/1/2039	1,275,000	1,606,780
Series A, 5.00%, 7/15/2038	100,000	111,866
Series B, 5.00%, 8/1/2033	110,000	129,075
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	381,654
5.00%, 7/1/2031	845,000	981,425
5.00%, 7/1/2032	1,610,000	1,866,264

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.63%, 7/1/2042	$ 430,000	$ 455,112
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	410,898
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	197,514
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	165,093
		59,663,304
PUERTO RICO — 10.2%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	736,963
5.63%, 5/15/2043	3,790,000	3,808,495
Series A, Zero Coupon, 5/15/2050	8,000,000	1,223,760
Series A, 0.01%, 5/15/2057	20,000,000	1,350,000
Series B, Zero Coupon, 5/15/2057	13,200,000	637,560
Commonwealth of Puerto Rico, General Obligation Series A, 5.00%, 7/1/2035 (b)	720,000	753,653
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	103,250
Series A, 4.25%, 7/1/2025	1,070,000	1,108,788
Series A, 5.00%, 7/1/2021	100,000	102,125
Series A, 5.00%, 7/1/2033	2,920,000	3,062,350
Series A, 5.13%, 7/1/2037	3,375,000	3,543,750
Series A, 5.25%, 7/1/2029	1,250,000	1,318,750
Series A, 5.25%, 7/1/2042	3,645,000	3,831,806
Series A, 5.75%, 7/1/2037	2,350,000	2,493,938
Series A, 6.00%, 7/1/2047	2,665,000	2,834,894
Series A, 6.13%, 7/1/2024	315,000	342,956
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (b)	350,000	351,635
Series A, 5.00%, 7/1/2031 (b)	165,000	166,927
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (b)	120,000	124,128
Series RR, 5.00%, 7/1/2026	140,000	140,045
Series V V, 5.25%, 7/1/2025 (b)	710,000	744,691
Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2026 (b)	$ 795,000	$ 835,386
Series V V, 5.25%, 7/1/2027 (b)	920,000	1,069,702
Series V V, 5.25%, 7/1/2034 (b)	770,000	823,600
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (b)	120,000	143,074
Series N, 5.25%, 7/1/2034 (b)	345,000	413,310
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	463,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	192,100
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (b)	505,000	506,187
Series A, 6.00%, 7/1/2033	100,000	101,631
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	39,550
Series A, Zero Coupon, 7/1/2036 (b)	155,000	79,503
Series A, 0.01%, 7/1/2043 (b)	710,000	265,199
Series C, 5.50%, 7/1/2025 (b)	425,000	466,518
Series C, 5.50%, 7/1/2026 (b)	480,000	531,427
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	191,000	180,161
Series A-1, Zero Coupon, 7/1/2027	669,000	595,644
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,937,162
Series A-1, Zero Coupon, 7/1/2031	3,991,000	3,104,918

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, Zero Coupon, 7/1/2033	$ 2,148,000	$ 1,538,032
Series A-1, 0.01%, 7/1/2046	26,560,000	8,217,398
Series A-1, 0.01%, 7/1/2051	31,000,000	6,902,770
Series A-1, 4.50%, 7/1/2034	2,065,000	2,257,644
Series A-1, 4.55%, 7/1/2040	1,483,000	1,627,770
Series A-1, 4.75%, 7/1/2053	11,964,000	13,147,957
Series A-1, 5.00%, 7/1/2058	26,407,000	29,427,961
Series A-2, 4.33%, 7/1/2040	17,962,000	19,464,342
Series A-2, 4.54%, 7/1/2053	58,000	62,918
Series A-2, 4.55%, 7/1/2040	100,000	99,255
Series A-2, 4.78%, 7/1/2058	7,427,000	8,165,541
Series A-2-, 4.33%, 7/1/2040	6,710,000	7,266,527
		138,707,151
RHODE ISLAND — 0.0% (f)
Tobacco Settlement Financing Corp., NJ, Revenue Series A, Zero Coupon, 6/1/2052	630,000	100,050
SOUTH CAROLINA — 0.5%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	500,000	565,480
5.25%, 11/15/2047	1,750,000	1,853,110
Series A, 7.00%, 11/1/2033	270,000	300,245
Series S, 3.00%, 8/15/2038	1,035,000	1,035,197
Series S, 5.25%, 8/15/2033	100,000	118,707
South Carolina State, Ports Authority Revenue 4.00%, 7/1/2040	245,000	265,786
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	293,923
Series B, 4.00%, 12/1/2056	360,000	398,333
Series B, 5.13%, 12/1/2043	660,000	735,643
Series C, 5.00%, 12/1/2046	155,000	177,411
Security Description	Principal Amount	Value
Series E, 5.25%, 12/1/2055	$ 305,000	$ 360,577
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	213,765
		6,318,177
SOUTH DAKOTA — 0.0% (f)
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	125,856
5.00%, 9/1/2032	215,000	264,852
		390,708
TENNESSEE — 0.8%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	400,452
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A, 5.00%, 8/1/2049	1,000,000	1,213,520
Series A-, 3.25%, 8/1/2044	200,000	210,048
Series A-, 4.00%, 8/1/2036	1,000,000	1,169,870
Series A-, 4.00%, 8/1/2037	1,080,000	1,259,701
Series A-, 5.00%, 8/1/2044	550,000	673,921
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	727,812
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	285,271
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	98,083
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	575,325
Series B, 5.00%, 7/1/2043	100,000	113,884
Series B, 5.00%, 7/1/2054	500,000	617,395

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (c)	$ 430,000	$ 463,630
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	662,624
Series A, 5.50%, 9/1/2047	400,000	397,200
Tennessee State, Energy Acquisition Corp., Gas Revenue:
4.00%, 11/1/2049 (a)	500,000	574,415
Series C, 5.00%, 2/1/2024	100,000	112,717
Series C, 5.00%, 2/1/2027	700,000	849,898
		10,627,766
TEXAS — 4.6%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	225,000	226,447
Series A, 5.00%, 8/15/2048	15,000	15,845
Austin Convention Enterprises Inc Revenue:
5.00%, 1/1/2032	1,840,000	1,843,846
Series B, 5.00%, 1/1/2034	300,000	301,296
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	417,740
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	1,000,000	1,064,870
City of Austin TX Airport System Revenue Series B, 5.00%, 11/15/2048	1,000,000	1,228,440
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	105,065
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	530,000	616,162
Series D, 5.25%, 8/15/2028	1,000,000	1,156,300
Series D, 6.13%, 8/15/2048	3,010,000	3,480,914
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	117,721
Security Description	Principal Amount	Value
Series A, 4.35%, 12/1/2042	$ 290,000	$ 296,734
County of Bexar TX Revenue:
3.75%, 8/15/2041 (b)	700,000	744,436
5.00%, 8/15/2039	650,000	685,997
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	525,740
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	300,000	328,854
Series A-REF, 5.25%, 9/1/2029	335,000	374,198
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	220,224
4.00%, 8/15/2038	200,000	219,246
5.00%, 8/15/2037	200,000	235,626
Grand Parkway Transportation Corp. Revenue:
4.00%, 10/1/2038	715,000	863,827
4.00%, 10/1/2049	1,085,000	1,278,152
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	650,000	660,628
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	1,110,996
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	125,987
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (b)	105,000	53,456
Series H, Zero Coupon, 11/15/2040 (b)	420,000	164,527
Series H, 0.01%, 11/15/2041 (b)	1,065,000	390,685
Houston, TX, Airport System Revenue:
5.00%, 7/1/2027	360,000	403,891
5.00%, 7/15/2027	2,500,000	2,805,725
Series A, 5.00%, 7/1/2024	100,000	102,244
Series A, 6.50%, 7/15/2030	300,000	311,844
Series B-1, 5.00%, 7/15/2035	3,000,000	3,196,140
Series C, 5.00%, 7/15/2027	1,500,000	1,683,435

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 7/1/2029	$ 115,000	$ 147,229
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	60,239
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (b)	495,000	614,399
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,370,400
Mission, TX, Economic Development Corp. Revenue:
4.63%, 10/1/2031 (c)	3,000,000	3,189,360
6.50%, 12/1/2033 (c)	565,000	551,321
7.75%, 1/1/2045 (c) (d)	940,000	94,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	910,188
5.00%, 11/15/2036	1,100,000	1,165,967
5.00%, 1/1/2047	500,000	538,950
5.00%, 7/1/2051	885,000	867,353
5.50%, 1/1/2049	1,000,000	1,037,990
Series A, 5.00%, 7/1/2047	1,000,000	830,000
Series A, 5.38%, 11/15/2036	500,000	462,490
Series A, 5.50%, 7/1/2054	100,000	105,400
New York State, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,385,587
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	906,353
North Texas Tollway Authority Revenue:
0.01%, 1/1/2029 (b)	315,000	280,857
0.01%, 1/1/2030 (b)	1,340,000	1,161,847
4.00%, 1/1/2037	500,000	582,385
4.00%, 1/1/2038	595,000	691,479
Series I, 6.20%, 1/1/2042 (b)	180,000	213,944
Port of Beaumont Navigation District Revenue 4.00%, 1/1/2050 (c)	1,275,000	1,283,415
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	325,119
Security Description	Principal Amount	Value
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	$ 10,000	$ 10,938
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,092,570
Series A, 8.00%, 11/15/2049	385,000	421,109
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,359,187
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	247,962
5.50%, 8/1/2027	150,000	190,925
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	525,530
4.50%, 11/15/2021 (d)	715,000	429,000
5.00%, 11/15/2037	445,000	509,756
5.00%, 10/1/2044	200,000	210,776
5.25%, 11/15/2047	110,000	104,823
5.63%, 11/15/2041 (d)	500,000	300,000
6.38%, 2/15/2041	450,000	366,075
6.75%, 11/15/2047	1,400,000	1,558,564
6.75%, 11/15/2052	300,000	333,108
Series B, 4.00%, 11/15/2025	235,000	227,419
Series B, 4.50%, 11/15/2036	190,000	166,571
Series B, 5.00%, 11/15/2046	200,000	225,602
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	215,000	258,004
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	86,898
5.00%, 12/15/2026	25,000	27,025
5.00%, 12/15/2030	330,000	353,753
5.00%, 12/15/2031	500,000	535,140
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2035	660,000	842,054
5.00%, 12/31/2040	280,000	312,752

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/31/2045	$ 350,000	$ 387,615
5.00%, 12/31/2055	490,000	539,755
6.75%, 6/30/2043	250,000	285,515
7.00%, 12/31/2038	225,000	258,748
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	568,305
Series C, 5.00%, 8/15/2037	500,000	566,000
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	405,392
6.25%, 9/1/2040	370,000	380,009
6.38%, 9/1/2045	505,000	520,620
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (d)	2,000,000	1,541,780
		62,282,790
U. S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	40,000	39,637
Series A, 5.00%, 10/1/2025	410,000	410,053
Series A, 5.00%, 10/1/2029	2,345,000	2,345,094
Series A, 5.00%, 7/1/2031	1,435,000	1,299,751
Series A, 5.00%, 10/1/2032	415,000	414,730
Series A1, 4.50%, 10/1/2024	295,000	292,183
Series A1, 5.00%, 10/1/2029	100,000	100,004
Series A1, 5.00%, 10/1/2039	345,000	344,107
Series B, 5.00%, 10/1/2024	100,000	100,568
Series B, 5.00%, 10/1/2025	730,000	719,853
Series B, 5.25%, 10/1/2029	895,000	885,137
Series B, 6.63%, 10/1/2029	675,000	677,660
Series B, 6.75%, 10/1/2037	100,000	100,362
Series C, 5.00%, 10/1/2030	1,000,000	943,940
		8,673,079
Security Description	Principal Amount	Value
UTAH — 0.0% (f)
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (c)	$ 320,000	$ 263,334
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	185,472
		448,806
VERMONT — 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	969,736
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,024,420
		1,994,156
VIRGINIA — 1.4%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	105,000	104,584
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	672,220
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	345,777
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,789
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	306,444
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	388,919
Farmville Industrial Development Authority Revenue 5.00%, 1/1/2059	1,000,000	1,120,850
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	252,075

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	$ 1,000,000	$ 1,081,080
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,367
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	992,862
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	809,133
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	265,110
Series A, 5.00%, 1/1/2049	2,000,000	2,098,500
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	2,085,310
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	226,277
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,452,873
Series C-1ST SUB, 0.01%, 6/1/2047	3,060,000	695,538
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	931,324
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	519,225
5.00%, 12/31/2052	335,000	389,649
Series C, 5.00%, 6/1/2047	1,000,000	1,052,560
Series SR, 5.50%, 1/1/2042	275,000	288,005
		19,141,471
WASHINGTON — 1.8%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue 5.25%, 9/1/2032	500,000	514,255
Security Description	Principal Amount	Value
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	$ 400,000	$ 469,404
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	240,662
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	157,642
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	2,000,000	2,140,460
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	200,250
Washington State Convention Center Public Facilities District Revenue 5.00%, 7/1/2032	1,160,000	1,378,579
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (c)	100,000	75,000
7.50%, 1/1/2032 (c)	260,000	195,000
Series S, 7.50%, 1/1/2032 (c)	495,000	371,250
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	669,778
4.00%, 7/1/2042	200,000	224,186
5.00%, 9/1/2038	800,000	1,037,664
5.00%, 9/1/2039	750,000	970,530
5.00%, 9/1/2040	600,000	774,384
Series A-, 4.00%, 8/1/2044	2,050,000	2,334,683
Series A-, 5.00%, 8/1/2038	250,000	314,538
Series A-, 5.00%, 8/1/2039	250,000	313,853
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,561,800
5.00%, 1/1/2051 (c)	1,000,000	1,020,450
5.00%, 7/1/2051 (c)	1,250,000	1,281,312
5.00%, 1/1/2055 (c)	2,200,000	2,361,942
5.00%, 1/1/2056 (c)	1,000,000	1,013,800
Series A, 5.00%, 1/1/2031 (c)	100,000	108,374
Series A, 5.00%, 1/1/2046 (c)	1,000,000	1,058,180

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2051 (c)	$ 820,000	$ 866,141
Series A, 5.00%, 7/1/2051 (c)	1,000,000	1,055,390
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,446,373
Series A, 7.00%, 7/1/2050 (c)	500,000	535,410
		24,691,290
WEST VIRGINIA — 0.4%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	750,082
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	410,986
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	239,488
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	953,860
West Virginia Economic Development Authority Revenue 5.00%, 7/1/2045 (a)	2,250,000	2,335,545
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	151,453
		4,841,414
WISCONSIN — 2.6%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	778,726
Public Finance Authority Revenue:
Zero Coupon, 1/1/2067 (c)	920,000	13,542
3.75%, 7/1/2051 (a) (c)	2,075,993	1,366,647
4.00%, 8/1/2035	940,000	941,842
5.00%, 9/1/2030 (c)	400,000	422,092
5.00%, 10/1/2034 (c)	1,355,000	1,495,012
5.00%, 3/1/2037 (c)	625,000	680,969
5.00%, 9/1/2039 (c)	770,000	803,218
5.00%, 1/1/2042 (c)	100,000	104,925
5.00%, 12/1/2055 (c)	2,000,000	2,206,280
5.00%, 1/1/2056 (c)	265,000	273,991
5.25%, 3/1/2035 (c)	750,000	809,955
5.25%, 3/1/2045 (c)	1,000,000	1,108,740
5.25%, 5/15/2052 (c)	1,300,000	1,384,097
5.25%, 3/1/2055 (c)	1,810,000	1,992,140
Security Description	Principal Amount	Value
5.88%, 4/1/2045	$ 530,000	$ 587,749
5.88%, 6/15/2047 (c)	800,000	815,288
6.75%, 12/1/2042 (c)	2,000,000	1,773,320
7.00%, 12/1/2050 (c)	3,000,000	2,685,360
Series A, 5.00%, 11/15/2024 (c)	420,000	437,178
Series A, 5.00%, 6/15/2037 (c)	425,000	439,369
Series A, 5.00%, 6/15/2046 (c)	1,000,000	1,014,240
Series A, 5.00%, 6/15/2049 (c)	310,000	320,881
Series A, 5.13%, 6/1/2048 (c)	350,000	379,032
Series A, 5.35%, 12/1/2045	1,000,000	1,138,210
Series A, 5.38%, 7/15/2047 (c)	500,000	546,655
Series A, 6.00%, 7/15/2042	250,000	261,933
Series A, 6.50%, 9/1/2048	480,000	444,182
Series A-, 5.20%, 6/1/2037	1,000,000	1,014,590
Series A1, 6.25%, 1/1/2038 (c)	500,000	418,835
Series A1, 6.38%, 1/1/2048 (c)	925,000	755,938
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	274,600
Series S, 6.25%, 10/1/2031 (c)	200,000	229,112
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	130,350
5.00%, 8/1/2032	50,000	53,419
5.00%, 8/1/2037	150,000	158,768
5.00%, 8/1/2039	1,100,000	1,161,688
5.00%, 11/1/2039	1,000,000	1,069,060
5.00%, 11/1/2046	1,250,000	1,315,475
5.50%, 5/1/2034	350,000	359,118
3.50%, 7/1/2040	100,000	106,666
4.00%, 7/1/2046	335,000	366,520
Series A, 4.00%, 7/1/2048	425,000	433,823
Series A, 4.13%, 7/1/2053	595,000	609,536
Series A, 5.25%, 8/1/2048	100,000	101,935
Series B, 5.00%, 9/15/2037	590,000	608,732
Series B, 5.00%, 2/15/2042	150,000	172,196
Series B, 5.00%, 9/15/2045	1,000,000	1,026,910
		35,592,844
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,281,887,602)		1,333,797,739

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (g) (h) (Cost $19,707,070)	19,707,070	$ 19,707,070
TOTAL INVESTMENTS — 99.3% (Cost $1,301,594,672)		1,353,504,809
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		9,115,976
NET ASSETS — 100.0%		$ 1,362,620,785
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
National Public Finance Guaranty Corp.	1.5%
Assured Guaranty Municipal Corp.	1.4%
Ambac Financial Group	0.5%
Assured Guaranty Corp.	0.3%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.8% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,333,797,739	$ 0(a)	$1,333,797,739
Short-Term Investment	19,707,070	—	—	19,707,070
TOTAL INVESTMENTS	$19,707,070	$1,333,797,739	$ 0	$1,353,504,809
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	638,899	$638,899	$135,338,000	$116,269,829	$—	$—	19,707,070	$19,707,070	$864
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,342,301,250	$ —	$1,333,797,739
Investments in affiliated issuers, at value	28,690,093	123,536,764	19,707,070
Total Investments	2,370,991,343	123,536,764	1,353,504,809
Cash	—	—	120,538
Interest receivable - unaffiliated issuers	2,911,226	10	15,956,704
Securities lending income receivable — unaffiliated issuers	—	1,179	—
Securities lending income receivable — affiliated issuers	3,883	15,522	—
Receivable from Adviser	—	71,569	345
Receivable for foreign taxes recoverable	22,768	—	—
Other Receivable	562	—	—
TOTAL ASSETS	2,373,929,782	123,625,044	1,369,582,396
LIABILITIES
Due to custodian	562	—	—
Payable upon return of securities loaned	26,564,973	1,435,408	—
Payable for investments purchased	—	—	6,468,812
Advisory fee payable	301,537	60,619	393,926
Trustees’ fees and expenses payable	4,074	107	147
Accrued expenses and other liabilities	—	—	98,726
TOTAL LIABILITIES	26,871,146	1,496,134	6,961,611
NET ASSETS	$2,347,058,636	$122,128,910	$1,362,620,785
NET ASSETS CONSIST OF:
Paid-in Capital	$2,355,313,544	$123,355,649	$1,325,095,073
Total distributable earnings (loss)	(8,254,908)	(1,226,739)	37,525,712
NET ASSETS	$2,347,058,636	$122,128,910	$1,362,620,785
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.60	$ 26.26	$ 58.73
Shares outstanding (unlimited amount authorized, $0.01 par value)	76,700,000	4,650,000	23,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,337,406,063	$ —	$1,281,887,602
Investments in affiliated issuers	28,690,093	109,209,284	19,707,070
Total cost of investments	$2,366,096,156	$109,209,284	$1,301,594,672
* Includes investments in securities on loan, at value	$ 26,609,399	$ 3,594,776	$ —
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 9,675,950	$ —	$25,192,423
Dividend income — affiliated issuers	17,232	2,462,253	864
Unaffiliated securities lending income	211	6,603	—
Affiliated securities lending income	34,003	85,729	—
TOTAL INVESTMENT INCOME (LOSS)	9,727,396	2,554,585	25,193,287
EXPENSES
Advisory fee	1,885,346	166,399	2,195,787
Trustees’ fees and expenses	25,277	1,320	9,155
TOTAL EXPENSES	1,910,623	167,719	2,204,942
NET INVESTMENT INCOME (LOSS)	$ 7,816,773	$ 2,386,866	$22,988,345
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	501,684	—	2,544,514
Investments — affiliated issuers	(8,254)	873,237	—
In-kind redemptions — unaffiliated issuers	3,531,708	—	897,855
In-kind redemptions — affiliated issuers	—	6,770,271	—
Net realized gain (loss)	4,025,138	7,643,508	3,442,369
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	9,142,318	—	53,306,142
Investments — affiliated issuers	986	8,716,619	—
Net change in unrealized appreciation/depreciation	9,143,304	8,716,619	53,306,142
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,168,442	16,360,127	56,748,511
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,985,215	$18,746,993	$79,736,856
See accompanying notes to financial statements.
58

[This Page Intentionally Left Blank]
59

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,816,773	$ 75,255,348	$ 2,386,866	$ 4,042,019
Net realized gain (loss)	4,025,138	(30,237,646)	7,643,508	3,518,498
Net change in unrealized appreciation/depreciation	9,143,304	(4,936,899)	8,716,619	2,556,059
Net increase (decrease) in net assets resulting from operations	20,985,215	40,080,803	18,746,993	10,116,576
Net equalization credits and charges	(19,744)	(1,568,112)	5,693	(10,801)
Distributions to shareholders	(10,562,717)	(81,379,883)	(2,340,267)	(4,070,543)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	305,813,182	1,008,035,930	29,945,336	91,059,659
Cost of shares redeemed	(626,594,483)	(2,370,973,771)	(78,581,766)	(52,880,575)
Net income equalization	19,744	1,568,112	(5,693)	10,801
Other Capital	1,852	40,544	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(320,759,705)	(1,361,329,185)	(48,642,123)	38,189,885
Net increase (decrease) in net assets during the period	(310,356,951)	(1,404,196,377)	(32,229,704)	44,225,117
Net assets at beginning of period	2,657,415,587	4,061,611,964	154,358,614	110,133,497
NET ASSETS AT END OF PERIOD	$2,347,058,636	$ 2,657,415,587	$122,128,910	$154,358,614
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,000,000	32,900,000	1,225,000	4,250,000
Shares redeemed	(20,500,000)	(77,900,000)	(3,200,000)	(2,325,000)
Net increase (decrease) from share transactions	(10,500,000)	(45,000,000)	(1,975,000)	1,925,000
See accompanying notes to financial statements.
60

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 22,988,345	$ 37,824,132
3,442,369	(1,912,045)
53,306,142	(33,627,939)
79,736,856	2,284,148
191,793	501,519
(26,174,264)	(36,806,119)

178,576,305	581,427,873
(68,556,020)	(172,125,805)
(191,793)	(501,519)
130,398	79,836
109,958,890	408,880,385
163,713,275	374,859,933
1,198,907,510	824,047,577
$1,362,620,785	$1,198,907,510

3,100,000	10,300,000
(1,200,000)	(3,100,000)
1,900,000	7,200,000
61

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.47	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.68	0.87	0.63	0.41	0.25
Net realized and unrealized gain (loss) (b)	0.16	(0.21)	(0.03)	(0.04)	0.16	(0.10)
Total from investment operations	0.26	0.47	0.84	0.59	0.57	0.15
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	0.00(c)	0.02	0.01	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.13)	(0.71)	(0.86)	(0.57)	(0.38)	(0.24)
Total distributions	(0.13)	(0.71)	(0.86)	(0.57)	(0.38)	(0.24)
Net asset value, end of period	$ 30.60	$ 30.47	$ 30.72	$ 30.74	$ 30.69	$ 30.48
Total return (d)	0.83%	1.52%	2.83%	2.01%	1.98%	0.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,347,059	$2,657,416	$4,061,612	$3,430,056	$1,230,813	$563,854
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.62%(e)	2.23%	2.85%	2.06%	1.33%	0.83%
Portfolio turnover rate (f)	15%(g)	27%	19%	16%	23%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/2/16*- 6/30/16
Net asset value, beginning of period	$ 23.30	$ 23.43	$ 23.70	$ 25.55	$ 25.71	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.74	1.05	0.92	0.90	0.05
Net realized and unrealized gain (loss) (b)	2.96	(0.11)	(0.29)	(1.68)	(0.35)	0.56
Total from investment operations	3.40	0.63	0.76	(0.76)	0.55	0.61
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.00)(c)	(0.02)	0.07	0.10
Voluntary contribution from Adviser (a)	—	—	—	—	0.11	—
Distributions to shareholders from:
Net investment income	(0.44)	(0.76)	(1.03)	(1.07)	(0.89)	—
Net asset value, end of period	$ 26.26	$ 23.30	$ 23.43	$ 23.70	$ 25.55	$ 25.71
Total return (d)	14.74%	2.73%	3.43%	(3.26)%	2.98%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$122,129	$154,359	$110,133	$148,690	$57,488	$15,428
Ratios to average net assets:
Total expenses (f)	0.25%(g)	0.31%	0.18%	0.15%	0.25%	0.21%(g)
Net investment income (loss)	3.51%(g)	3.19%	4.56%	3.66%	3.55%	2.23%(g)
Portfolio turnover rate (h)	25%(i)	261%	104%	189%	71%	3%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 56.29	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06	2.23	2.45	2.29	2.20	2.56
Net realized and unrealized gain (loss) (b)	2.56	(2.18)	1.71	(0.87)	(2.62)	3.53
Total from investment operations	3.62	0.05	4.16	1.42	(0.42)	6.09
Net equalization credits and charges (a)	0.01	0.03	0.05	(0.01)	0.01	0.04
Other capital (a)	0.01	0.00(c)	0.01	0.00(c)	0.03	0.01
Distributions to shareholders from:
Net investment income	(1.20)	(2.23)	(2.33)	(2.11)	(2.17)	(2.55)
Total distributions	(1.20)	(2.23)	(2.33)	(2.11)	(2.17)	(2.55)
Net asset value, end of period	$ 58.73	$ 56.29	$ 58.44	$ 56.55	$ 57.25	$ 59.80
Total return (d)	6.55%	0.08%	7.70%	2.53%	(0.60)%	11.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,362,621	$1,198,908	$824,048	$531,542	$606,878	$490,343
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.37%	0.50%	0.50%	0.50%
Net expenses	0.35%(e)	0.35%	0.37%	0.45%	0.45%	0.45%
Net investment income (loss)	3.66%(e)	3.87%	4.33%	4.06%	3.82%	4.48%
Portfolio turnover rate (f)	11%(g)	19%	18%	19%	11%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60 (1)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35
(1)	The management fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies. For the year ended December 31, 2020, the net annualized management fee was 0.25%.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Dorsey Wright Fixed Income Allocation ETF, until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
68

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$336,852,462	$371,790,482
SPDR Dorsey Wright Fixed Income Allocation ETF	33,636,563	33,623,356
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	157,267,334	131,284,094
For the period ended December 31, 2020, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$304,609,961	$625,763,403	$3,531,708
SPDR Dorsey Wright Fixed Income Allocation ETF	28,728,006	77,352,123	6,770,271
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	135,834,581	68,720,864	897,855
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$2,366,803,375	$ 4,640,929	$ 452,961	$ 4,187,968
SPDR Dorsey Wright Fixed Income Allocation ETF	112,146,630	11,390,139	5	11,390,134
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	1,300,846,859	71,948,853	19,290,903	52,657,950
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 26,609,399	$ 26,564,973	$ 612,785	$ 27,177,758
SPDR Dorsey Wright Fixed Income Allocation ETF	3,594,776	1,435,408	2,237,137	3,672,545
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$25,542,473	$—	$—	$—	$25,542,473	$25,542,473
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Foreign Government Obligations	1,022,500	—	—	—	1,022,500	1,022,500
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	1,435,408	—	—	—	1,435,408	1,435,408
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of December 31, 2020:
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The Funds had no outstanding loans as of December 31, 2020.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

On January 25, 2021, the Board voted to close and liquidate the SPDR Dorsey Wright Fixed Income Allocation ETF. The Fund will create and redeem creation units through March 17, 2021, which will also be the last day of trading of the Fund’s shares on the NASDAQ Stock Market LLC, the Fund’s principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about March 23, 2021.
73

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%	$1,008.30	$0.76	$1,024.40	$0.77
SPDR Dorsey Wright Fixed Income Allocation ETF	0.25	1,147.40	1.35	1,023.90	1.28
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35	1,065.50	1.82	1,023.40	1.79
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
74

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
75

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Dorsey Wright Disclaimer: Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRLEGACYFISAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
FireEye, Inc.	1.6%
CyberArk Software, Ltd.	1.4
Tenable Holdings, Inc.	1.3
Digital Turbine, Inc.	1.2
RealPage, Inc.	1.2
Qualys, Inc.	1.2
Mitek Systems, Inc.	1.2
Rapid7, Inc.	1.2
Varonis Systems, Inc.	1.2
Crowdstrike Holdings, Inc. Class A	1.2
TOTAL	12.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Software	49.8%
Interactive Media & Services	17.6
Entertainment	11.4
IT Services	6.4
Semiconductors & Semiconductor Equipment	4.0
Health Care Technology	2.9
Communications Equipment	2.1
Internet & Direct Marketing Retail	2.0
Technology Hardware, Storage & Peripherals	1.0
Consumer Finance	1.0
Professional Services	0.9
Media	0.9
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(10.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
General Electric Co.	1.1%
ArcelorMittal SA	1.1
Banco Bilbao Vizcaya Argentaria SA	1.0
Howmet Aerospace, Inc.	0.9
Vestas Wind Systems A/S	0.9
Banco Santander SA	0.8
SoftBank Group Corp.	0.8
National Australia Bank, Ltd.	0.8
Walt Disney Co.	0.8
Societe Generale SA	0.8
TOTAL	9.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	2.9%
Microsoft Corp.	2.9
Johnson & Johnson	2.2
Visa, Inc. Class A	1.9
Mastercard, Inc. Class A	1.7
Procter & Gamble Co.	1.7
UnitedHealth Group, Inc.	1.6
Merck & Co., Inc.	1.4
Adobe, Inc.	1.3
PepsiCo, Inc.	1.3
TOTAL	18.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Information Technology	27.3%
	Health Care	17.2
	Financials	12.0
	Consumer Staples	10.4
	Communication Services	8.2
	Industrials	7.7
	Consumer Discretionary	6.7
	Utilities	3.7
	Materials	2.4
	Energy	2.4
	Real Estate	1.8
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Pinduoduo, Inc. ADR	3.4%
NIO, Inc. ADR	3.3
Tesla, Inc.	3.2
Apple, Inc.	3.0
Broadcom, Inc.	3.0
Netflix, Inc.	3.0
Shopify, Inc. Class A	3.0
Booking Holdings, Inc.	3.0
Oracle Corp.	3.0
Micron Technology, Inc.	3.0
TOTAL	30.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Semiconductors & Semiconductor Equipment	28.5%
Internet & Direct Marketing Retail	17.6
Software	16.8
Interactive Media & Services	8.2
IT Services	8.0
Automobiles	6.5
Entertainment	5.8
Technology Hardware, Storage & Peripherals	3.0
Communications Equipment	2.8
Road & Rail	2.7
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500® Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	5.5
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.5
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
Visa, Inc. Class A	1.2
TOTAL	27.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Information Technology	28.5%
	Health Care	13.9
	Consumer Discretionary	11.4
	Communication Services	11.1
	Financials	10.8
	Industrials	8.7
	Consumer Staples	6.7
	Utilities	2.9
	Materials	2.7
	Real Estate	2.5
	Energy	0.7
	Short-Term Investments	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Morningstar, Inc.	2.1%
Interactive Brokers Group, Inc. Class A	2.0
Goldman Sachs Group, Inc.	2.0
Virtu Financial, Inc. Class A	2.0
Morgan Stanley	2.0
Evercore, Inc. Class A	2.0
Open Lending Corp. Class A	2.0
Cboe Global Markets, Inc.	2.0
Charles Schwab Corp.	2.0
LPL Financial Holdings, Inc.	1.9
TOTAL	20.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Asset Management & Custody Banks	47.3%
Investment Banking & Brokerage	29.6
Financial Exchanges & Data	22.9
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Inari Medical, Inc.	1.7%
ABIOMED, Inc.	1.6
iRhythm Technologies, Inc.	1.6
NuVasive, Inc.	1.6
Alphatec Holdings, Inc.	1.6
Cardiovascular Systems, Inc.	1.5
AtriCure, Inc.	1.5
Tactile Systems Technology, Inc.	1.5
Axonics Modulation Technologies, Inc.	1.5
GenMark Diagnostics, Inc.	1.5
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Health Care Equipment	73.2%
Health Care Supplies	26.8
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
BioTelemetry, Inc.	2.4%
1Life Healthcare, Inc.	2.3
R1 RCM, Inc.	2.2
Chemed Corp.	2.2
Amedisys, Inc.	2.2
Covetrus, Inc.	2.2
DaVita, Inc.	2.2
HealthEquity, Inc.	2.2
MEDNAX, Inc.	2.2
Acadia Healthcare Co., Inc.	2.1
TOTAL	22.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Health Care Services	43.5%
Health Care Facilities	21.5
Health Care Distributors	17.9
Managed Health Care	17.0
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Trupanion, Inc.	2.4%
Cincinnati Financial Corp.	2.2
Brighthouse Financial, Inc.	2.2
Arch Capital Group, Ltd.	2.2
Hartford Financial Services Group, Inc.	2.2
Brown & Brown, Inc.	2.2
Allstate Corp.	2.2
Old Republic International Corp.	2.2
Progressive Corp.	2.1
Fidelity National Financial, Inc.	2.1
TOTAL	22.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Property & Casualty Insurance	41.5%
Life & Health Insurance	28.3
Insurance Brokers	12.7
Reinsurance	8.9
Multi-line Insurance	8.4
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Magnite, Inc.	3.1%
InterActiveCorp	2.5
RealReal, Inc.	2.4
ZoomInfo Technologies, Inc. Class A	2.3
1-800-Flowers.com, Inc. Class A	2.2
Cargurus, Inc.	2.2
Yelp, Inc.	2.2
ANGI Homeservices, Inc. Class A	2.2
EverQuote, Inc. Class A	2.2
Groupon, Inc.	2.2
TOTAL	23.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Internet & Direct Marketing Retail	41.5%
Interactive Media & Services	34.2
Internet Services & Infrastructure	24.3
Short-Term Investments	16.3
Liabilities in Excess of Other Assets	(16.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Hecla Mining Co.	5.6%
Coeur Mining, Inc.	5.3
Warrior Met Coal, Inc.	4.8
Cleveland-Cliffs, Inc.	4.7
Freeport-McMoRan, Inc.	4.6
Kaiser Aluminum Corp.	4.6
Carpenter Technology Corp.	4.5
Commercial Metals Co.	4.5
Newmont Corp.	4.4
Allegheny Technologies, Inc.	4.4
TOTAL	47.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

		% of Net Assets
	Steel	46.6%
	Aluminum	17.3
	Gold	14.0
	Diversified Metals & Mining	7.6
	Silver	5.6
	Copper	4.6
	Coal & Consumable Fuels	4.2
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Aspen Aerogels, Inc.	5.4%
ChampionX Corp.	5.3
Helix Energy Solutions Group, Inc.	4.8
ProPetro Holding Corp.	4.7
TechnipFMC PLC	4.6
Oceaneering International, Inc.	4.6
Cactus, Inc. Class A	4.6
Nov, Inc.	4.6
Halliburton Co.	4.5
Schlumberger NV	4.5
TOTAL	47.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Oil & Gas Equipment & Services	86.7%
Oil & Gas Drilling	13.2
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Royalty Pharma PLC Class A	4.9%
Jazz Pharmaceuticals PLC	4.8
Catalent, Inc.	4.6
Viatris, Inc.	4.5
Elanco Animal Health, Inc.	4.5
Eli Lilly & Co.	4.4
Zoetis, Inc.	4.3
Johnson & Johnson	4.3
Bristol-Myers Squibb Co.	4.3
Merck & Co., Inc.	4.1
TOTAL	44.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Pharmaceuticals	99.8%
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Magnite, Inc.	1.7%
Blink Charging Co.	1.7
Sportsman's Warehouse Holdings, Inc.	1.6
GameStop Corp. Class A	1.5
RealReal, Inc.	1.4
Vroom, Inc.	1.3
Guess?, Inc.	1.3
Children's Place, Inc.	1.2
1-800-Flowers.com, Inc. Class A	1.2
Albertsons Cos., Inc. Class A	1.2
TOTAL	14.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Internet & Direct Marketing Retail	22.6%
Automotive Retail	18.9
Apparel Retail	17.3
Specialty Stores	16.1
Food Retail	6.3
General Merchandise Stores	5.4
Hypermarkets & Super Centers	4.1
Computer & Electronics Retail	3.8
Department Stores	3.3
Drug Retail	1.9
Short-Term Investments	7.8
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Synaptics, Inc.	3.3%
Monolithic Power Systems, Inc.	3.3
SunPower Corp.	3.3
First Solar, Inc.	3.1
Cree, Inc.	3.1
Power Integrations, Inc.	3.1
Marvell Technology Group, Ltd.	3.0
MACOM Technology Solutions Holdings, Inc.	3.0
Skyworks Solutions, Inc.	3.0
Qorvo, Inc.	3.0
TOTAL	31.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Riot Blockchain, Inc.	1.0%
FireEye, Inc.	0.9
Tenable Holdings, Inc.	0.7
Domo, Inc. Class B	0.7
MicroStrategy, Inc. Class A	0.7
Alarm.com Holdings, Inc.	0.7
Digital Turbine, Inc.	0.7
RealPage, Inc.	0.7
Qualys, Inc.	0.7
Vertex, Inc. Class A	0.7
TOTAL	7.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Application Software	53.0%
Data Processing & Outsourced Services	18.9
Systems Software	15.9
IT Consulting & Other Services	9.4
Interactive Home Entertainment	2.8
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Iridium Communications, Inc.	3.7%
Inseego Corp.	3.5
Viavi Solutions, Inc.	3.5
Calix, Inc.	3.5
Ciena Corp.	3.4
Lumentum Holdings, Inc.	3.4
Ubiquiti, Inc.	3.3
Arista Networks, Inc.	3.2
Acacia Communications, Inc.	3.2
T-Mobile US, Inc.	3.2
TOTAL	33.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Communications Equipment	59.0%
Diversified Telecommunication Services	29.1
Wireless Telecommunication Services	11.7
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(10.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Macquarie Infrastructure Corp.	3.0%
Allegiant Travel Co.	2.8
Expeditors International of Washington, Inc.	2.7
Lyft, Inc. Class A	2.7
Alaska Air Group, Inc.	2.7
Kansas City Southern	2.7
Union Pacific Corp.	2.7
Knight-Swift Transportation Holdings, Inc.	2.7
Southwest Airlines Co.	2.7
Norfolk Southern Corp.	2.6
TOTAL	27.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

		% of Net Assets
	Trucking	34.2%
	Airlines	25.2
	Air Freight & Logistics	22.5
	Railroads	10.6
	Marine	4.4
	Airport Services	3.0
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
PayPal Holdings, Inc.	5.8%
Texas Instruments, Inc.	4.9
Walt Disney Co.	4.8
Visa, Inc. Class A	4.5
Johnson & Johnson	4.4
Netflix, Inc.	4.2
NIKE, Inc. Class B	3.4
Intuit, Inc.	3.2
Square, Inc. Class A	2.8
Wells Fargo & Co.	2.5
TOTAL	40.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	29.7%
Health Care	13.9
Consumer Discretionary	12.9
Communication Services	9.5
Financials	9.4
Industrials	8.0
Consumer Staples	6.2
Real Estate	3.0
Materials	2.7
Utilities	2.5
Energy	2.1
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR Wells Fargo® Preferred Stock ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2020

Description	% of Net Assets
Citigroup Capital XIII 6.58% 10/30/2040	2.8%
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.7
Capital One Financial Corp. 5.00% 1/12/2167	1.7
AT&T, Inc. 5.35% 11/1/2066	1.6
HSBC Holdings PLC 6.20% 12/31/2049	1.6
Capital One Financial Corp. 4.80% 6/1/2025	1.4
Allstate Corp. 5.10% 10/15/2168	1.4
JPMorgan Chase & Co. 6.00% 3/1/2024	1.4
US Bancorp 6.50% 1/15/2022	1.3
JPMorgan Chase & Co. 5.75% 12/1/2023	1.2
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	71.6%
Utilities	14.7
Real Estate	7.3
Communication Services	4.4
Information Technology	0.9
Industrials	0.7
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	14,263	$ 4,144,400
Infinera Corp. (a)	419,679	4,398,236
		8,542,636
CONSUMER FINANCE — 1.0%
LendingTree, Inc. (a) (b)	14,429	3,950,516
ENTERTAINMENT — 11.4%
Bilibili, Inc. ADR (a) (b)	52,031	4,460,097
DouYu International Holdings, Ltd. ADR (a)	337,605	3,733,911
Glu Mobile, Inc. (a)	432,060	3,892,861
Gravity Co., Ltd. ADR (a)	22,124	3,998,692
HUYA, Inc. ADR (a) (b)	194,240	3,871,203
iQIYI, Inc. ADR (a) (b)	175,277	3,063,842
Netflix, Inc. (a)	7,868	4,254,464
Roku, Inc. (a)	11,873	3,942,074
Sea, Ltd. ADR (a)	20,469	4,074,354
Spotify Technology SA (a)	11,554	3,635,582
Tencent Music Entertainment Group ADR (a)	211,200	4,063,488
Zynga, Inc. Class A (a)	454,982	4,490,672
		47,481,240
HEALTH CARE TECHNOLOGY — 2.9%
GoodRx Holdings, Inc. Class A (a)	92,762	3,742,019
Health Catalyst, Inc. (a) (b)	99,100	4,313,823
Veeva Systems, Inc. Class A (a)	14,953	4,070,954
		12,126,796
INTERACTIVE MEDIA & SERVICES — 17.6%
Alphabet, Inc. Class A (a)	2,187	3,833,024
ANGI Homeservices, Inc. Class A (a) (b)	332,163	4,382,891
Autohome, Inc. ADR (b)	39,948	3,979,620
Cargurus, Inc. (a)	138,957	4,409,106
EverQuote, Inc. Class A (a) (b)	117,212	4,377,868
Facebook, Inc. Class A (a)	14,443	3,945,250
JOYY, Inc. ADR	46,589	3,726,188
Momo, Inc. ADR	303,912	4,242,611
Pinterest, Inc. Class A (a)	55,600	3,664,040
SINA Corp. (a)	90,399	3,831,110
Snap, Inc. Class A (a)	74,149	3,712,640
So-Young International, Inc. ADR (a)	343,762	3,819,196
Twitter, Inc. (a)	76,833	4,160,507
Weibo Corp. ADR (a) (b)	99,694	4,086,457
Yandex NV Class A (a)	56,269	3,915,197
Yelp, Inc. (a)	134,941	4,408,522
Zillow Group, Inc. Class C (a) (b)	31,191	4,048,592
ZoomInfo Technologies, Inc. Class A (a) (b)	94,688	4,566,802
		73,109,621
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Fiverr International, Ltd. (a)	19,628	$ 3,829,423
Quotient Technology, Inc. (a)	456,487	4,300,107
		8,129,530
IT SERVICES — 6.4%
Kingsoft Cloud Holdings, Ltd. ADR (a)	83,904	3,654,019
Okta, Inc. (a)	15,671	3,984,509
Shopify, Inc. Class A (a)	3,694	4,181,423
Snowflake, Inc. Class A (a) (b)	11,116	3,128,043
Square, Inc. Class A (a)	18,225	3,966,489
Twilio, Inc. Class A (a)	11,508	3,895,458
Wix.com, Ltd. (a)	14,818	3,703,907
		26,513,848
MEDIA — 0.9%
Liberty Broadband Corp. Class C (a)	24,437	3,870,088
PROFESSIONAL SERVICES — 0.9%
51job, Inc. ADR (a)	55,524	3,886,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
ACM Research, Inc. Class A (a) (b)	54,862	4,457,537
Cohu, Inc.	106,634	4,071,286
SolarEdge Technologies, Inc. (a)	13,549	4,323,757
Universal Display Corp.	17,032	3,913,954
		16,766,534
SOFTWARE — 49.8%
2U, Inc. (a) (b)	117,155	4,687,372
Agora, Inc. (a) (b)	83,148	3,289,335
Alteryx, Inc. Class A (a) (b)	33,446	4,073,388
Anaplan, Inc. (a)	56,366	4,049,897
Appfolio, Inc. Class A (a)	23,396	4,212,216
Appian Corp. (a) (b)	25,874	4,193,917
Asana, Inc. Class A (a) (b)	139,236	4,114,424
Atlassian Corp. PLC Class A (a)	17,011	3,978,363
Avalara, Inc. (a)	23,882	3,937,903
Bill.Com Holdings, Inc. (a)	27,517	3,756,071
Blackline, Inc. (a)	31,250	4,168,125
Check Point Software Technologies, Ltd. (a)	32,806	4,360,245
Cloudera, Inc. (a) (b)	323,185	4,495,503
Coupa Software, Inc. (a)	12,376	4,194,350
Crowdstrike Holdings, Inc. Class A (a)	22,418	4,748,581
CyberArk Software, Ltd. (a)	35,813	5,787,023
Datadog, Inc. Class A (a)	39,926	3,930,315
Digital Turbine, Inc. (a)	90,797	5,135,478
DocuSign, Inc. (a)	17,553	3,902,032
Dropbox, Inc. Class A (a)	175,718	3,899,182
Elastic NV (a)	27,870	4,072,643
Everbridge, Inc. (a) (b)	30,391	4,530,386
FireEye, Inc. (a)	285,858	6,591,886

See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
J2 Global, Inc. (a)	39,311	$ 3,840,292
JFrog, Ltd. (a)	57,828	3,633,333
Mimecast, Ltd. (a)	82,404	4,683,843
Mitek Systems, Inc. (a)	278,016	4,943,125
Pagerduty, Inc. (a) (b)	91,375	3,810,338
Paycom Software, Inc. (a)	9,273	4,193,714
Proofpoint, Inc. (a)	33,403	4,556,503
Qualys, Inc. (a)	41,515	5,059,433
Rapid7, Inc. (a)	54,514	4,914,982
RealPage, Inc. (a)	58,144	5,072,483
Slack Technologies, Inc. Class A (a)	93,613	3,954,213
Smartsheet, Inc. Class A (a)	54,920	3,805,407
Splunk, Inc. (a)	25,388	4,313,167
SS&C Technologies Holdings, Inc.	55,367	4,027,949
Sumo Logic, Inc. (a)	147,724	4,221,952
Talend SA ADR (a) (b)	101,327	3,884,877
Tenable Holdings, Inc. (a)	105,659	5,521,739
Teradata Corp. (a)	170,663	3,834,798
Trade Desk, Inc. Class A (a)	4,271	3,421,071
Upland Software, Inc. (a)	90,769	4,165,389
Varonis Systems, Inc. (a) (b)	29,282	4,790,828
Workday, Inc. Class A (a)	17,979	4,307,948
Yext, Inc. (a)	261,791	4,115,355
Zoom Video Communications, Inc. Class A (a)	9,943	3,353,973
Zscaler, Inc. (a)	21,678	4,329,313
		206,864,660
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Pure Storage, Inc. Class A (a) (b)	182,839	4,133,990
TOTAL COMMON STOCKS (Cost $360,170,259)		415,376,139
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	52,124	$ 52,134
State Street Navigator Securities Lending Portfolio II (e) (f)	42,497,761	42,497,761
TOTAL SHORT-TERM INVESTMENTS (Cost $42,549,895)		42,549,895
TOTAL INVESTMENTS — 110.3% (Cost $402,720,154)		457,926,034
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%		(42,625,239)
NET ASSETS — 100.0%		$ 415,300,795
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$415,376,139	$—	$—	$415,376,139
Short-Term Investments	42,549,895	—	—	42,549,895
TOTAL INVESTMENTS	$457,926,034	$—	$—	$457,926,034
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,495	$ 4,497	$ 3,466,919	$ 3,419,261	$(21)	$—	52,124	$ 52,134	$ 47
State Street Navigator Securities Lending Portfolio II	15,310,360	15,310,360	134,593,374	107,405,973	—	—	42,497,761	42,497,761	53,196
Total		$15,314,857	$138,060,293	$ 110,825,234	$(21)	$—		$42,549,895	$53,243
See accompanying notes to financial statements.
22

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.2%
BHP Group, Ltd.	17,815	$ 583,283
National Australia Bank, Ltd.	37,967	662,118
Rio Tinto PLC	7,427	555,332
		1,800,733
BELGIUM — 0.7%
Anheuser-Busch InBev SA	8,404	586,218
BRAZIL — 0.8%
Petroleo Brasileiro SA Preference Shares ADR	36,247	400,892
Petroleo Brasileiro SA Preference Shares	42,000	229,155
		630,047
CANADA — 1.3%
Nutrien, Ltd. (a)	11,912	572,599
Royal Bank of Canada	6,468	530,995
		1,103,594
CHINA — 4.1%
Alibaba Group Holding, Ltd. ADR (b)	1,761	409,838
China Construction Bank Corp. Class H	674,288	512,204
China Mobile, Ltd.	69,543	396,423
China Petroleum & Chemical Corp. Class H	1,084,147	485,177
Industrial & Commercial Bank of China, Ltd. Class H	855,110	554,718
PetroChina Co., Ltd. Class H	1,472,601	455,805
Tencent Holdings, Ltd.	7,206	524,150
		3,338,315
DENMARK — 0.9%
Vestas Wind Systems A/S	3,165	748,914
FINLAND — 0.6%
Sampo Oyj Class A	11,547	488,416
FRANCE — 5.9%
Air Liquide SA	2,823	463,710
BNP Paribas SA (b)	11,091	584,952
Carrefour SA	27,424	470,771
Cie de Saint-Gobain (b)	11,274	517,286
Engie SA (b)	34,016	521,086
LVMH Moet Hennessy Louis Vuitton SE	964	602,608
Societe Generale SA (b)	31,189	649,582
TOTAL SE	12,319	532,074
Vinci SA	5,171	514,763
		4,856,832
GERMANY — 4.5%
Allianz SE	2,187	537,054
BASF SE	7,291	577,361
Daimler AG	8,607	608,592
Deutsche Bank AG (b)	51,272	561,405
Security Description	Shares	Value
E.ON SE	40,457	$ 448,679
SAP SE	2,958	388,057
Siemens AG	3,419	491,623
Siemens Energy AG (b)	1,708	62,695
		3,675,466
HONG KONG — 0.6%
CLP Holdings, Ltd.	49,327	456,128
INDIA — 1.3%
Infosys, Ltd. ADR	36,859	624,760
Reliance Industries, Ltd. GDR (c)	1,759	96,217
Reliance Industries, Ltd.	11,488	312,138
		1,033,115
ITALY — 1.2%
Assicurazioni Generali SpA	31,194	544,268
UniCredit SpA (b)	49,720	465,265
		1,009,533
JAPAN — 9.8%
Bridgestone Corp. (a)	14,427	472,865
Canon, Inc. (a)	28,683	549,518
Honda Motor Co., Ltd.	19,205	535,255
Komatsu, Ltd.	21,147	577,090
Mitsubishi Corp.	19,911	490,037
Mitsubishi UFJ Financial Group, Inc.	116,289	513,724
Mitsui & Co., Ltd.	26,473	484,486
Mizuho Financial Group, Inc.	35,522	449,852
Nippon Steel Corp. (b)	43,961	565,453
Panasonic Corp.	52,005	599,661
Seven & i Holdings Co., Ltd.	14,818	525,149
SoftBank Group Corp.	8,656	675,578
Sony Corp.	6,129	610,555
Takeda Pharmaceutical Co., Ltd.	12,801	465,570
Toyota Motor Corp.	7,195	554,512
		8,069,305
LUXEMBOURG — 1.0%
ArcelorMittal SA (b)	37,232	860,082
MEXICO — 0.7%
America Movil SAB de CV Series L	754,358	548,576
NETHERLANDS — 0.8%
Royal Dutch Shell PLC Class B	16,618	286,085
Royal Dutch Shell PLC Class A	18,389	328,813
		614,898
RUSSIA — 0.7%
Gazprom PJSC ADR	100,888	564,368
SOUTH AFRICA — 2.1%
Anglo American PLC	19,054	631,482
MTN Group, Ltd.	138,181	566,223
Naspers, Ltd. Class N	2,689	552,738
		1,750,443

See accompanying notes to financial statements.
23

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.9%
Samsung Electronics Co., Ltd. GDR	335	$ 611,375
Samsung Electronics Co., Ltd.	1,255	93,579
		704,954
SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria SA	164,490	812,091
Banco Santander SA (b)	221,597	688,141
Telefonica SA	129,769	515,237
		2,015,469
SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B	43,296	514,751
SWITZERLAND — 3.7%
ABB, Ltd.	18,077	505,326
Credit Suisse Group AG	43,818	565,106
Nestle SA	3,917	462,002
Novartis AG	5,266	498,332
Roche Holding AG	1,306	456,535
UBS Group AG	38,631	544,972
		3,032,273
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,484	597,975
UNITED KINGDOM — 5.0%
AstraZeneca PLC	4,398	440,307
BAE Systems PLC	72,973	487,580
BP PLC	141,463	492,714
GlaxoSmithKline PLC	24,328	446,284
HSBC Holdings PLC (b)	114,805	594,539
National Grid PLC	43,398	513,143
Tesco PLC	167,892	531,063
Vodafone Group PLC	336,332	556,020
		4,061,650
UNITED STATES — 47.1%
3M Co.	2,827	494,131
Abbott Laboratories	4,529	495,880
Accenture PLC Class A	2,040	532,868
Adobe, Inc. (b)	1,012	506,121
Alphabet, Inc. Class A (b)	156	273,412
Alphabet, Inc. Class C (b)	153	268,038
Amazon.com, Inc. (b)	153	498,310
American Express Co.	4,573	552,921
American International Group, Inc.	16,686	631,732
Amgen, Inc.	1,940	446,045
Apple, Inc.	4,231	561,411
AT&T, Inc.	16,329	469,622
Bank of America Corp.	18,562	562,614
Bank of New York Mellon Corp.	13,188	559,699
Baxter International, Inc.	5,680	455,763
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,216	$ 513,824
Boeing Co.	2,970	635,758
Booking Holdings, Inc. (b)	263	585,772
Carnival Corp.	26,763	579,687
Caterpillar, Inc.	3,094	563,170
Chevron Corp.	6,078	513,287
Cisco Systems, Inc.	11,906	532,793
Coca-Cola Co.	9,290	509,464
Colgate-Palmolive Co.	6,176	528,110
ConocoPhillips	14,328	572,977
CVS Health Corp.	8,240	562,792
Deere & Co.	2,183	587,336
Duke Energy Corp.	5,700	521,892
DuPont de Nemours, Inc.	8,100	575,991
eBay, Inc.	9,000	452,250
Exxon Mobil Corp.	12,864	530,254
Facebook, Inc. Class A (b)	1,804	492,781
FedEx Corp.	2,025	525,730
General Electric Co.	79,659	860,317
Gilead Sciences, Inc.	7,225	420,929
Goldman Sachs Group, Inc.	2,385	628,948
Home Depot, Inc.	1,736	461,116
Honeywell International, Inc.	2,808	597,262
Howmet Aerospace, Inc.	26,620	759,735
HP, Inc.	24,560	603,930
Intel Corp.	9,594	477,973
International Business Machines Corp.	3,878	488,163
Johnson & Johnson	3,216	506,134
JPMorgan Chase & Co.	4,750	603,582
McDonald's Corp.	2,169	465,424
Medtronic PLC	4,521	529,590
Merck & Co., Inc.	5,650	462,170
Microsoft Corp.	2,345	521,575
Mondelez International, Inc. Class A	8,214	480,273
Netflix, Inc. (b)	997	539,108
NextEra Energy, Inc.	6,828	526,780
NIKE, Inc. Class B	4,019	568,568
PayPal Holdings, Inc. (b)	2,526	591,589
Pfizer, Inc.	13,961	513,904
Philip Morris International, Inc.	5,845	483,908
Procter & Gamble Co.	3,443	479,059
QUALCOMM, Inc.	4,204	640,437
Raytheon Technologies Corp.	7,760	554,918
Schlumberger NV	26,525	579,041
Simon Property Group, Inc. REIT	7,363	627,917
Southwest Airlines Co.	12,152	566,405
Starbucks Corp.	5,599	598,981
Travelers Cos., Inc.	4,149	582,395
Union Pacific Corp.	2,414	502,643
United Parcel Service, Inc. Class B	3,032	510,589
UnitedHealth Group, Inc.	1,563	548,113
Verizon Communications, Inc.	7,942	466,593

See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	2,386	$ 521,890
Walmart, Inc.	3,494	503,660
Walt Disney Co. (b)	3,609	653,879
Wells Fargo & Co.	19,559	590,291
Williams Cos., Inc.	23,446	470,093
		38,580,317
TOTAL COMMON STOCKS (Cost $72,992,064)		81,642,372

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d) (e)	51,371	51,371
State Street Navigator Securities Lending Portfolio II (f) (g)	1,518,502	1,518,502
TOTAL SHORT-TERM INVESTMENTS (Cost $1,569,873)		1,569,873
TOTAL INVESTMENTS — 101.6% (Cost $74,561,937)		83,212,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,274,474)
NET ASSETS — 100.0%		$ 81,937,771

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	03/19/2021	$183,042	$187,440	$4,398
MSCI EAFE Index (long)	1	03/19/2021	104,178	106,540	2,362
Total unrealized appreciation/depreciation on open futures contracts.					$6,760
During the period ended December 31, 2020, average notional value related to futures contracts was $265,245.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$81,642,372	$—	$—	$81,642,372
Short-Term Investments	1,569,873	—	—	1,569,873
TOTAL INVESTMENTS	$83,212,245	$—	$—	$83,212,245
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,760	—	—	6,760
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,760	$—	$—	$ 6,760
See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$83,219,005	$—	$—	$83,219,005
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	18.9%
Industrials	14.7
Information Technology	11.4
Consumer Discretionary	11.2
Health Care	8.8
Communication Services	8.5
Energy	8.4
Consumer Staples	6.8
Materials	6.6
Utilities	3.6
Real Estate	0.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,177	$ 57,177	$1,318,716	$1,324,522	$—	$—	51,371	$ 51,371	$ 32
State Street Navigator Securities Lending Portfolio II	868,777	868,777	7,305,129	6,655,404	—	—	1,518,502	1,518,502	2,357
Total		$925,954	$8,623,845	$7,979,926	$—	$—		$1,569,873	$2,389
See accompanying notes to financial statements.
26

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.	5,028	$ 1,076,294
General Dynamics Corp.	3,634	540,812
HEICO Corp.	1,204	159,410
HEICO Corp. Class A	2,058	240,909
Howmet Aerospace, Inc.	4,380	125,005
Huntington Ingalls Industries, Inc.	1,810	308,569
L3Harris Technologies, Inc.	8,859	1,674,528
Lockheed Martin Corp.	6,877	2,441,197
Northrop Grumman Corp.	2,256	687,448
Raytheon Technologies Corp.	22,932	1,639,867
Teledyne Technologies, Inc. (a)	166	65,069
Textron, Inc.	4,528	218,838
TransDigm Group, Inc. (a)	110	68,074
		9,246,020
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	27,267	2,559,553
Expeditors International of Washington, Inc.	7,741	736,246
FedEx Corp.	3,096	803,784
United Parcel Service, Inc. Class B	4,422	744,665
XPO Logistics, Inc. (a) (b)	1,550	184,760
		5,029,008
AIRLINES — 0.0% (c)
Delta Air Lines, Inc.	4,877	196,104
Southwest Airlines Co.	2,560	119,322
		315,426
AUTO COMPONENTS — 0.1%
Aptiv PLC	2,277	296,670
Autoliv, Inc.	1,372	126,361
BorgWarner, Inc.	5,120	197,837
Lear Corp.	1,767	281,006
		901,874
AUTOMOBILES — 0.5%
Ford Motor Co.	207,117	1,820,558
General Motors Co.	51,620	2,149,457
Tesla, Inc. (a) (b)	370	261,098
		4,231,113
BANKS — 4.3%
Bank of America Corp.	234,293	7,101,421
Citigroup, Inc.	97,873	6,034,849
Citizens Financial Group, Inc.	16,281	582,209
Fifth Third Bancorp	23,737	654,429
First Republic Bank	1,940	285,044
Huntington Bancshares, Inc.	27,384	345,860
JPMorgan Chase & Co.	66,193	8,411,144
KeyCorp.	29,394	482,355
M&T Bank Corp.	3,657	465,536
PNC Financial Services Group, Inc.	11,029	1,643,321
Regions Financial Corp.	28,665	462,080
SVB Financial Group (a)	1,849	717,098
Truist Financial Corp.	30,467	1,460,283
Security Description	Shares	Value
US Bancorp	31,580	$ 1,471,312
Wells Fargo & Co.	186,942	5,641,910
		35,758,851
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	13,250	1,052,447
Coca-Cola Co.	144,668	7,933,593
Constellation Brands, Inc. Class A	1,539	337,118
Keurig Dr. Pepper, Inc. (b)	4,779	152,928
Molson Coors Beverage Co. Class B	5,682	256,770
Monster Beverage Corp. (a)	12,706	1,175,051
PepsiCo, Inc.	72,423	10,740,331
		21,648,238
BIOTECHNOLOGY — 4.2%
AbbVie, Inc.	86,336	9,250,902
Alexion Pharmaceuticals, Inc. (a)	1,905	297,637
Alnylam Pharmaceuticals, Inc. (a)	57	7,408
Amgen, Inc.	25,038	5,756,737
Biogen, Inc. (a)	9,230	2,260,058
BioMarin Pharmaceutical, Inc. (a)	8,447	740,718
Exact Sciences Corp. (a)	261	34,580
Gilead Sciences, Inc.	76,918	4,481,243
Incyte Corp. (a)	14,029	1,220,242
Ionis Pharmaceuticals, Inc. (a)	7,602	429,817
Moderna, Inc. (a)	202	21,103
Neurocrine Biosciences, Inc. (a)	4,536	434,776
Regeneron Pharmaceuticals, Inc. (a)	10,626	5,133,527
Sarepta Therapeutics, Inc. (a)	75	12,787
Seagen, Inc. (a)	3,150	551,691
Vertex Pharmaceuticals, Inc. (a)	19,004	4,491,405
		35,124,631
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	4,486	245,922
Allegion PLC	3,113	362,291
Carrier Global Corp.	33,402	1,259,923
Fortune Brands Home & Security, Inc.	1,323	113,408
Johnson Controls International PLC	11,017	513,282
Lennox International, Inc.	181	49,589
Masco Corp.	1,946	106,894
Owens Corning	1,922	145,611
Trane Technologies PLC	1,903	276,239
		3,073,159
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	4,990	969,707
Apollo Global Management, Inc.	1,009	49,421
Bank of New York Mellon Corp.	19,553	829,829
BlackRock, Inc.	4,889	3,527,609
Blackstone Group, Inc. Class A	4,760	308,496
Carlyle Group, Inc.	1,391	43,733
Cboe Global Markets, Inc.	8,900	828,768
Charles Schwab Corp.	13,719	727,656
CME Group, Inc.	11,941	2,173,859

See accompanying notes to financial statements.
27

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,237	$ 411,302
Franklin Resources, Inc.	7,533	188,250
Goldman Sachs Group, Inc.	7,414	1,955,146
Intercontinental Exchange, Inc.	19,552	2,254,150
Invesco, Ltd.	11,360	198,005
KKR & Co., Inc.	5,923	239,822
MarketAxess Holdings, Inc.	1,675	955,688
Moody's Corp.	469	136,122
Morgan Stanley	23,888	1,637,045
MSCI, Inc.	144	64,300
Nasdaq, Inc.	808	107,254
Northern Trust Corp.	2,757	256,787
Raymond James Financial, Inc.	1,874	179,286
S&P Global, Inc.	654	214,989
SEI Investments Co.	4,710	270,684
State Street Corp. (d)	7,559	550,144
T Rowe Price Group, Inc.	8,613	1,303,922
Tradeweb Markets, Inc. Class A	470	29,351
		20,411,325
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	9,908	2,707,064
Albemarle Corp.	889	131,145
Axalta Coating Systems, Ltd. (a)	2,159	61,639
Celanese Corp.	1,214	157,747
CF Industries Holdings, Inc.	3,065	118,646
Corteva, Inc.	10,344	400,520
Dow, Inc.	11,141	618,326
DuPont de Nemours, Inc.	14,545	1,034,295
Eastman Chemical Co.	2,299	230,544
Ecolab, Inc.	16,447	3,558,473
FMC Corp.	1,042	119,757
International Flavors & Fragrances, Inc. (b)	888	96,650
Linde PLC (a)	3,894	1,026,108
LyondellBasell Industries NV Class A	6,633	607,981
Mosaic Co.	8,595	197,771
PPG Industries, Inc.	1,915	276,181
RPM International, Inc.	868	78,797
Sherwin-Williams Co.	343	252,074
		11,673,718
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Cintas Corp.	2,504	885,064
Copart, Inc. (a)	6,694	851,812
Republic Services, Inc.	38,545	3,711,884
Rollins, Inc.	16,735	653,836
Waste Connections, Inc.	32,353	3,318,447
Waste Management, Inc.	35,770	4,218,356
		13,639,399
COMMUNICATIONS EQUIPMENT — 1.6%
Arista Networks, Inc. (a)	2,921	848,755
Cisco Systems, Inc.	204,278	9,141,441
F5 Networks, Inc. (a)	1,961	345,018
Security Description	Shares	Value
Juniper Networks, Inc.	16,051	$ 361,308
Motorola Solutions, Inc.	14,703	2,500,392
		13,196,914
CONSTRUCTION & ENGINEERING — 0.0% (c)
Jacobs Engineering Group, Inc.	1,620	176,515
CONSTRUCTION MATERIALS — 0.0% (c)
Martin Marietta Materials, Inc.	522	148,233
Vulcan Materials Co.	930	137,928
		286,161
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	11,829	421,822
American Express Co.	7,278	879,983
Capital One Financial Corp.	13,451	1,329,632
Discover Financial Services	5,183	469,217
Synchrony Financial	14,165	491,667
		3,592,321
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	64,836	763,120
Avery Dennison Corp.	2,808	435,549
Ball Corp.	4,610	429,560
Crown Holdings, Inc. (a)	1,467	146,993
International Paper Co.	6,713	333,770
Packaging Corp. of America	1,071	147,702
Sealed Air Corp.	1,307	59,847
Westrock Co.	7,139	310,761
		2,627,302
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,991	199,956
LKQ Corp. (a)	4,409	155,373
Pool Corp.	1,395	519,638
		874,967
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	27,159	6,297,357
Equitable Holdings, Inc.	7,617	194,919
Voya Financial, Inc.	2,371	139,439
		6,631,715
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	239,833	6,897,597
CenturyLink, Inc.	38,007	370,568
Liberty Global PLC Class A (a)	3,036	73,532
Liberty Global PLC Class C (a)	8,289	196,035
Verizon Communications, Inc.	124,168	7,294,870
		14,832,602
ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	7,942	409,251
American Electric Power Co., Inc.	20,132	1,676,392
Duke Energy Corp.	39,570	3,623,029
Edison International	6,155	386,657
Entergy Corp.	3,026	302,116

See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Evergy, Inc.	6,268	$ 347,937
Eversource Energy	11,424	988,290
Exelon Corp.	20,919	883,200
FirstEnergy Corp.	8,514	260,613
NextEra Energy, Inc.	63,497	4,898,794
NRG Energy, Inc.	3,501	131,463
OGE Energy Corp.	3,130	99,722
PG&E Corp. (a)	27,564	343,447
Pinnacle West Capital Corp.	1,556	124,402
PPL Corp.	11,605	327,261
Southern Co.	56,528	3,472,515
Xcel Energy, Inc.	46,024	3,068,420
		21,343,509
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,239	149,845
Eaton Corp. PLC	4,058	487,528
Emerson Electric Co.	20,007	1,607,962
Generac Holdings, Inc. (a)	207	47,074
Rockwell Automation, Inc.	575	144,216
Sensata Technologies Holding PLC (a)	2,034	107,273
Sunrun, Inc. (a)	315	21,855
		2,565,753
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	23,409	3,061,195
Arrow Electronics, Inc. (a)	2,888	281,002
CDW Corp.	4,830	636,546
Cognex Corp.	4,480	359,677
Corning, Inc.	8,515	306,540
IPG Photonics Corp. (a)	268	59,976
Keysight Technologies, Inc. (a)	17,913	2,366,128
TE Connectivity, Ltd.	5,763	697,726
Trimble, Inc. (a)	1,319	88,070
Zebra Technologies Corp. Class A (a)	241	92,623
		7,949,483
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	20,156	420,253
Halliburton Co.	18,306	345,983
Schlumberger NV	24,370	531,997
		1,298,233
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	29,555	2,744,182
Electronic Arts, Inc.	27,748	3,984,613
Liberty Media Corp.-Liberty Formula One Class C (a)	1,723	73,400
Live Nation Entertainment, Inc. (a)	826	60,694
Netflix, Inc. (a)	1,464	791,629
Roku, Inc. (a)	43	14,277
Take-Two Interactive Software, Inc. (a)	14,978	3,112,279
Walt Disney Co. (a)	28,381	5,142,069
		15,923,143
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Alexandria Real Estate Equities, Inc. REIT	835	$ 148,814
American Tower Corp. REIT	9,934	2,229,786
AvalonBay Communities, Inc. REIT	1,218	195,404
Boston Properties, Inc. REIT	1,465	138,486
Camden Property Trust REIT	642	64,149
Crown Castle International Corp. REIT	11,296	1,798,210
Digital Realty Trust, Inc. REIT	1,452	202,568
Duke Realty Corp. REIT	2,742	109,598
Equinix, Inc. REIT	534	381,372
Equity LifeStyle Properties, Inc. REIT	783	49,611
Equity Residential REIT	22,676	1,344,233
Essex Property Trust, Inc. REIT	443	105,177
Extra Space Storage, Inc. REIT	8,525	987,706
Healthpeak Properties, Inc. REIT	5,281	159,645
Host Hotels & Resorts, Inc. REIT	11,875	173,731
Invitation Homes, Inc. REIT	3,394	100,802
Iron Mountain, Inc. REIT (b)	3,522	103,829
Medical Properties Trust, Inc. REIT	5,979	130,282
Mid-America Apartment Communities, Inc. REIT	829	105,026
Omega Healthcare Investors, Inc. REIT	1,902	69,081
Prologis, Inc. REIT	4,729	471,292
Public Storage REIT	15,681	3,621,213
Realty Income Corp. REIT	2,438	151,570
Regency Centers Corp. REIT	2,009	91,590
SBA Communications Corp. REIT	1,439	405,985
Simon Property Group, Inc. REIT	4,324	368,751
Sun Communities, Inc. REIT	510	77,494
UDR, Inc. REIT	1,718	66,023
Ventas, Inc. REIT	4,593	225,241
VEREIT, Inc.	2,845	107,512
VICI Properties, Inc. REIT	4,798	122,349
Vornado Realty Trust REIT	1,934	72,216
Welltower, Inc. REIT	3,600	232,632
Weyerhaeuser Co. REIT	6,315	211,742
WP Carey, Inc. REIT	1,715	121,045
		14,944,165
FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	15,331	5,776,414
Kroger Co.	117,540	3,733,071
Sysco Corp.	6,340	470,808
Walmart, Inc.	72,352	10,429,541
Walgreens Boots Alliance, Inc.	28,825	1,149,541
		21,559,375
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	13,943	702,867
Bunge, Ltd.	5,339	350,132
Campbell Soup Co.	12,657	611,966
Conagra Brands, Inc.	6,249	226,589

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	14,980	$ 880,824
Hershey Co.	26,169	3,986,324
Hormel Foods Corp.	58,397	2,721,884
J.M. Smucker Co.	7,583	876,595
Kellogg Co.	21,854	1,359,974
Kraft Heinz Co.	15,339	531,650
Lamb Weston Holdings, Inc.	914	71,968
McCormick & Co., Inc.	15,788	1,509,333
Mondelez International, Inc. Class A	36,552	2,137,195
Tyson Foods, Inc. Class A	7,046	454,044
		16,421,345
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	1,280	122,150
UGI Corp.	3,763	131,555
		253,705
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	14,541	1,592,094
ABIOMED, Inc. (a)	110	35,662
Align Technology, Inc. (a)	161	86,035
Baxter International, Inc.	22,670	1,819,041
Becton Dickinson and Co.	5,203	1,301,895
Boston Scientific Corp. (a)	10,071	362,052
Cooper Cos., Inc.	2,602	945,359
Danaher Corp.	15,285	3,395,410
DENTSPLY SIRONA, Inc.	5,762	301,698
DexCom, Inc. (a)	12	4,437
Edwards Lifesciences Corp. (a)	19,401	1,769,953
Hologic, Inc. (a)	1,050	76,472
IDEXX Laboratories, Inc. (a)	122	60,984
Insulet Corp. (a)	33	8,436
Intuitive Surgical, Inc. (a)	3,016	2,467,390
Masimo Corp. (a)	3,427	919,738
Medtronic PLC	37,728	4,419,458
Novocure, Ltd. (a)	26	4,499
ResMed, Inc.	4,196	891,902
STERIS PLC	397	75,247
Stryker Corp.	8,900	2,180,856
Teleflex, Inc.	168	69,144
Varian Medical Systems, Inc. (a)	2,684	469,727
West Pharmaceutical Services, Inc.	2,027	574,269
Zimmer Biomet Holdings, Inc.	2,715	418,354
		24,250,112
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp.	7,548	737,892
Anthem, Inc.	7,682	2,466,613
Cardinal Health, Inc.	16,605	889,364
Centene Corp. (a)	9,949	597,238
Cigna Corp.	6,693	1,393,349
CVS Health Corp.	36,336	2,481,749
DaVita, Inc. (a)	1,056	123,974
HCA Healthcare, Inc.	3,210	527,917
Security Description	Shares	Value
Henry Schein, Inc. (a)	7,903	$ 528,395
Humana, Inc.	4,123	1,691,543
Laboratory Corp. of America Holdings (a)	1,125	228,994
McKesson Corp.	7,289	1,267,703
Molina Healthcare, Inc. (a)	750	159,510
Quest Diagnostics, Inc.	2,914	347,261
UnitedHealth Group, Inc.	38,439	13,479,789
Universal Health Services, Inc. Class B	1,319	181,362
		27,102,653
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,093	321,218
Teladoc Health, Inc. (a) (b)	1,481	296,141
Veeva Systems, Inc. Class A (a)	4,328	1,178,298
		1,795,657
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	4,618	177,701
Carnival Corp.	19,579	424,081
Chipotle Mexican Grill, Inc. (a)	54	74,882
Darden Restaurants, Inc.	1,180	140,562
Domino's Pizza, Inc.	1,662	637,310
DraftKings, Inc. Class A (a) (b)	596	27,750
Hilton Worldwide Holdings, Inc.	1,010	112,373
Las Vegas Sands Corp.	3,034	180,826
Marriott International, Inc. Class A	1,364	179,939
McDonald's Corp.	21,788	4,675,269
MGM Resorts International	7,083	223,185
Royal Caribbean Cruises, Ltd.	3,856	288,005
Starbucks Corp.	24,615	2,633,313
Vail Resorts, Inc.	226	63,045
Wynn Resorts, Ltd.	969	109,332
Yum! Brands, Inc.	1,508	163,708
		10,111,281
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	12,576	866,738
Garmin, Ltd.	11,496	1,375,611
Lennar Corp. Class A	4,468	340,596
Mohawk Industries, Inc. (a)	1,469	207,055
Newell Brands, Inc.	6,335	134,492
NVR, Inc. (a)	136	554,861
PulteGroup, Inc.	4,248	183,174
Whirlpool Corp.	1,229	221,822
		3,884,349
HOUSEHOLD PRODUCTS — 2.7%
Church & Dwight Co., Inc.	19,675	1,716,250
Clorox Co.	11,011	2,223,341
Colgate-Palmolive Co.	16,347	1,397,832
Kimberly-Clark Corp.	23,325	3,144,910
Procter & Gamble Co.	101,684	14,148,312
		22,630,645

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	7,654	$ 179,869
Vistra Corp.	8,805	173,106
		352,975
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	20,138	3,519,921
General Electric Co.	139,837	1,510,240
Honeywell International, Inc.	28,092	5,975,168
Roper Technologies, Inc.	523	225,460
		11,230,789
INSURANCE — 4.0%
Aflac, Inc.	29,981	1,333,255
Alleghany Corp.	240	144,886
Allstate Corp.	24,167	2,656,678
American Financial Group, Inc.	1,384	121,266
American International Group, Inc.	22,542	853,440
Aon PLC Class A	17,239	3,642,084
Arch Capital Group, Ltd. (a)	7,219	260,389
Arthur J Gallagher & Co.	16,783	2,076,225
Assurant, Inc.	921	125,459
Athene Holding, Ltd. Class A (a)	3,915	168,893
Brown & Brown, Inc.	28,338	1,343,505
Chubb, Ltd.	12,985	1,998,651
Cincinnati Financial Corp.	2,497	218,163
Erie Indemnity Co. Class A	1,955	480,148
Everest Re Group, Ltd.	6,421	1,503,092
Fidelity National Financial, Inc.	10,716	418,888
Globe Life, Inc.	1,427	135,508
Hartford Financial Services Group, Inc.	8,325	407,758
Lincoln National Corp.	6,688	336,473
Loews Corp.	6,395	287,903
Markel Corp. (a)	1,200	1,239,960
Marsh & McLennan Cos., Inc.	20,543	2,403,531
MetLife, Inc.	21,620	1,015,059
Principal Financial Group, Inc.	6,542	324,549
Progressive Corp.	35,995	3,559,186
Prudential Financial, Inc.	12,289	959,402
Reinsurance Group of America, Inc.	1,972	228,555
RenaissanceRe Holdings, Ltd.	8,453	1,401,676
Travelers Cos., Inc.	15,321	2,150,609
Willis Towers Watson PLC	4,334	913,087
WR Berkley Corp.	1,824	121,150
		32,829,428
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	5,164	9,050,633
Alphabet, Inc. Class C (a)	5,444	9,537,235
Facebook, Inc. Class A (a)	10,030	2,739,795
InterActiveCorp (a)	297	56,237
Match Group, Inc. (a)	122	18,445
Pinterest, Inc. Class A (a)	208	13,707
Snap, Inc. Class A (a)	375	18,776
Twitter, Inc. (a)	2,589	140,194
Security Description	Shares	Value
Zillow Group, Inc. Class A (a)	113	$ 15,361
Zillow Group, Inc. Class C (a) (b)	296	38,421
		21,628,804
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	970	3,159,222
Booking Holdings, Inc. (a)	1,680	3,741,814
Chewy, Inc. Class A (a) (b)	43	3,865
eBay, Inc.	10,133	509,183
Etsy, Inc. (a)	132	23,484
Expedia Group, Inc.	1,171	155,040
MercadoLibre, Inc. (a)	17	28,479
Wayfair, Inc. Class A (a) (b)	102	23,033
		7,644,120
IT SERVICES — 9.8%
Accenture PLC Class A	37,761	9,863,551
Akamai Technologies, Inc. (a)	16,294	1,710,707
Automatic Data Processing, Inc.	25,214	4,442,707
Black Knight, Inc. (a)	26,417	2,333,942
Booz Allen Hamilton Holding Corp.	13,935	1,214,853
Broadridge Financial Solutions, Inc.	10,275	1,574,130
Cognizant Technology Solutions Corp. Class A	35,739	2,928,811
EPAM Systems, Inc. (a)	137	49,094
Fidelity National Information Services, Inc.	23,690	3,351,187
Fiserv, Inc. (a)	23,115	2,631,874
FleetCor Technologies, Inc. (a)	2,764	754,102
Gartner, Inc. (a)	431	69,042
Global Payments, Inc.	1,848	398,096
GoDaddy, Inc. Class A (a)	355	29,447
International Business Machines Corp.	22,232	2,798,564
Jack Henry & Associates, Inc.	15,053	2,438,436
Leidos Holdings, Inc.	1,245	130,874
Mastercard, Inc. Class A	40,193	14,346,490
MongoDB, Inc. (a)	5	1,795
Okta, Inc. (a)	32	8,136
Paychex, Inc.	45,251	4,216,488
PayPal Holdings, Inc. (a)	29,324	6,867,681
Snowflake, Inc. Class A (a) (b)	56	15,758
Square, Inc. Class A (a)	158	34,387
Twilio, Inc. Class A (a)	171	57,884
VeriSign, Inc. (a)	4,972	1,075,941
Visa, Inc. Class A	73,934	16,171,584
Western Union Co.	72,607	1,592,998
		81,108,559
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	1,138	106,448
Peloton Interactive, Inc. Class A (a)	111	16,841
		123,289
LIFE SCIENCES TOOLS & SERVICES — 0.6%
10X Genomics, Inc. Class A (a)	34	4,814

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Agilent Technologies, Inc.	1,455	$ 172,403
Avantor, Inc. (a)	2,990	84,169
Bio-Rad Laboratories, Inc. Class A (a)	1,802	1,050,458
Illumina, Inc. (a)	3,945	1,459,650
IQVIA Holdings, Inc. (a)	1,031	184,724
Mettler-Toledo International, Inc. (a)	713	812,592
PerkinElmer, Inc.	631	90,549
PPD, Inc. (a)	290	9,924
Thermo Fisher Scientific, Inc.	1,618	753,632
Waters Corp. (a)	370	91,545
		4,714,460
MACHINERY — 1.0%
Caterpillar, Inc.	5,670	1,032,053
Cummins, Inc.	5,725	1,300,148
Deere & Co.	2,325	625,541
Dover Corp.	1,178	148,723
Fortive Corp.	2,391	169,331
IDEX Corp.	2,216	441,427
Illinois Tool Works, Inc.	11,231	2,289,776
Ingersoll Rand, Inc. (a)	2,086	95,038
Nordson Corp.	311	62,495
Otis Worldwide Corp.	3,248	219,402
PACCAR, Inc.	4,870	420,184
Parker-Hannifin Corp.	1,007	274,317
Pentair PLC	1,277	67,796
Snap-on, Inc.	1,931	330,471
Stanley Black & Decker, Inc.	1,458	260,341
Westinghouse Air Brake Technologies Corp.	1,972	144,350
Xylem, Inc.	1,282	130,495
		8,011,888
MEDIA — 1.3%
Cable One, Inc.	18	40,099
Charter Communications, Inc. Class A (a)	2,702	1,787,508
Comcast Corp. Class A	86,628	4,539,307
Discovery, Inc. Class A (a) (b)	4,586	137,993
Discovery, Inc. Class C (a)	11,040	289,138
DISH Network Corp. Class A (a)	4,322	139,773
Fox Corp. Class A	6,051	176,205
Fox Corp. Class B (a)	8,557	247,126
Interpublic Group of Cos., Inc.	6,476	152,316
Liberty Broadband Corp. Class A (a)	193	30,413
Liberty Broadband Corp. Class C (a)	10,082	1,596,686
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,663	244,585
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,004	87,194
News Corp. Class A	6,054	108,790
Omnicom Group, Inc.	10,899	679,771
Sirius XM Holdings, Inc. (b)	55,550	353,854
Security Description	Shares	Value
ViacomCBS, Inc. Class B	12,731	$ 474,357
		11,085,115
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	17,310	450,406
Newmont Corp.	70,063	4,196,073
Nucor Corp.	7,295	388,021
Steel Dynamics, Inc.	5,146	189,733
		5,224,233
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
AGNC Investment Corp. REIT	8,608	134,285
Annaly Capital Management, Inc. REIT	14,347	121,232
		255,517
MULTI-UTILITIES — 1.1%
Ameren Corp.	2,606	203,424
CenterPoint Energy, Inc.	8,791	190,237
CMS Energy Corp.	12,567	766,713
Consolidated Edison, Inc.	37,823	2,733,468
Dominion Energy, Inc.	22,084	1,660,717
DTE Energy Co.	2,434	295,512
NiSource, Inc.	4,773	109,493
Public Service Enterprise Group, Inc.	6,285	366,416
Sempra Energy	3,303	420,835
WEC Energy Group, Inc.	21,806	2,006,806
		8,753,621
MULTILINE RETAIL — 0.9%
Dollar General Corp.	10,631	2,235,699
Dollar Tree, Inc. (a)	10,905	1,178,176
Target Corp.	21,616	3,815,873
		7,229,748
OIL, GAS & CONSUMABLE FUELS — 2.2%
Cabot Oil & Gas Corp.	15,249	248,254
Cheniere Energy, Inc. (a)	17,100	1,026,513
Chevron Corp.	41,971	3,544,451
Concho Resources, Inc.	3,830	223,481
ConocoPhillips	26,462	1,058,215
EOG Resources, Inc.	13,350	665,764
Exxon Mobil Corp.	135,564	5,587,948
Hess Corp.	2,840	149,924
Kinder Morgan, Inc.	38,200	522,194
Marathon Petroleum Corp.	28,454	1,176,857
Occidental Petroleum Corp.	48,525	839,968
ONEOK, Inc.	7,279	279,368
Phillips 66	18,573	1,298,996
Pioneer Natural Resources Co.	2,792	317,981
Valero Energy Corp.	21,028	1,189,554
Williams Cos., Inc.	14,887	298,484
		18,427,952
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	6,463	1,720,386

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	25,583	$ 1,586,914
Catalent, Inc. (a)	534	55,573
Elanco Animal Health, Inc. (a)	3,495	107,192
Eli Lilly & Co.	25,136	4,243,962
Horizon Therapeutics PLC (a)	401	29,333
Jazz Pharmaceuticals PLC (a)	602	99,360
Johnson & Johnson	114,187	17,970,750
Merck & Co., Inc.	137,943	11,283,738
Perrigo Co. PLC	2,456	109,832
Pfizer, Inc.	276,425	10,175,204
Royalty Pharma PLC Class A (b)	1,022	51,151
Viatris, Inc. (a)	26,000	487,240
Zoetis, Inc.	19,487	3,225,099
		49,425,348
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	103	95,201
Equifax, Inc.	523	100,855
IHS Markit, Ltd.	1,666	149,657
Robert Half International, Inc.	4,530	283,034
TransUnion	718	71,240
Verisk Analytics, Inc.	5,599	1,162,297
		1,862,284
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	4,756	298,296
ROAD & RAIL — 0.9%
AMERCO	1,259	571,536
CSX Corp.	5,382	488,417
JB Hunt Transport Services, Inc.	2,765	377,837
Kansas City Southern	676	137,992
Knight-Swift Transportation Holdings, Inc.	1,980	82,804
Norfolk Southern Corp.	1,909	453,597
Old Dominion Freight Line, Inc.	2,819	550,212
Uber Technologies, Inc. (a)	2,001	102,051
Union Pacific Corp.	20,720	4,314,318
		7,078,764
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (a)	739	67,774
Analog Devices, Inc.	2,072	306,097
Applied Materials, Inc.	30,497	2,631,891
Broadcom, Inc.	3,889	1,702,799
Enphase Energy, Inc. (a)	83	14,564
Intel Corp.	195,612	9,745,390
KLA Corp.	5,598	1,449,378
Lam Research Corp.	4,803	2,268,313
Marvell Technology Group, Ltd.	2,910	138,342
Maxim Integrated Products, Inc.	9,182	813,984
Microchip Technology, Inc.	1,249	172,499
Micron Technology, Inc. (a)	22,762	1,711,247
Monolithic Power Systems, Inc.	1,137	416,404
NVIDIA Corp.	16,091	8,402,720
Security Description	Shares	Value
NXP Semiconductors NV	2,047	$ 325,494
ON Semiconductor Corp. (a)	4,422	144,732
Qorvo, Inc. (a)	649	107,909
QUALCOMM, Inc.	3,645	555,279
Skyworks Solutions, Inc.	5,548	848,178
SolarEdge Technologies, Inc. (a)	1,299	414,537
Teradyne, Inc.	5,597	671,024
Texas Instruments, Inc.	41,125	6,749,846
Xilinx, Inc.	7,521	1,066,252
		40,724,653
SOFTWARE — 6.9%
Adobe, Inc. (a)	21,695	10,850,103
ANSYS, Inc. (a)	233	84,765
Autodesk, Inc. (a)	6,400	1,954,176
Avalara, Inc. (a)	63	10,388
Cadence Design Systems, Inc. (a)	7,969	1,087,211
Ceridian HCM Holding, Inc. (a)	267	28,452
Citrix Systems, Inc.	19,876	2,585,868
Cloudflare, Inc. Class A (a)	53	4,027
Coupa Software, Inc. (a)	17	5,761
Crowdstrike Holdings, Inc. Class A (a)	35	7,414
Datadog, Inc. Class A (a)	44	4,331
DocuSign, Inc. (a)	40	8,892
Dropbox, Inc. Class A (a)	410	9,098
Dynatrace, Inc. (a)	213	9,217
Fair Isaac Corp. (a)	901	460,447
Fortinet, Inc. (a)	4,944	734,332
Guidewire Software, Inc. (a)	196	25,231
HubSpot, Inc. (a)	23	9,118
Intuit, Inc.	9,929	3,771,531
Microsoft Corp.	106,760	23,745,559
NortonLifeLock, Inc.	23,763	493,795
Oracle Corp.	59,105	3,823,502
Palo Alto Networks, Inc. (a)	1,880	668,133
Paycom Software, Inc. (a)	1,457	658,928
PTC, Inc. (a)	252	30,142
RingCentral, Inc. Class A (a)	24	9,095
salesforce.com, Inc. (a)	1,944	432,598
ServiceNow, Inc. (a)	130	71,556
Slack Technologies, Inc. Class A (a)	241	10,180
Splunk, Inc. (a)	183	31,090
SS&C Technologies Holdings, Inc.	1,383	100,613
Synopsys, Inc. (a)	457	118,473
Trade Desk, Inc. Class A (a)	20	16,020
Tyler Technologies, Inc. (a)	6,644	2,900,239
VMware, Inc. Class A (a)	405	56,805
Workday, Inc. Class A (a)	134	32,108
Zendesk, Inc. (a)	55	7,872
Zoom Video Communications, Inc. Class A (a)	6,711	2,263,755
Zscaler, Inc. (a)	24	4,793
		57,125,618
SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	881	138,766

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AutoZone, Inc. (a)	1,269	$ 1,504,323
Best Buy Co., Inc.	10,532	1,050,988
Burlington Stores, Inc. (a)	363	94,943
CarMax, Inc. (a)	2,314	218,581
Carvana Co. (a) (b)	68	16,289
Home Depot, Inc.	14,315	3,802,350
Lowe's Cos., Inc.	5,507	883,929
O'Reilly Automotive, Inc. (a)	2,347	1,062,182
Ross Stores, Inc.	2,399	294,621
Tiffany & Co.	18,733	2,462,453
TJX Cos., Inc.	11,025	752,897
Tractor Supply Co.	3,810	535,610
Ulta Beauty, Inc. (a)	408	117,161
		12,935,093
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	181,275	24,053,380
Dell Technologies, Inc. Class C (a)	5,099	373,706
Hewlett Packard Enterprise Co.	49,761	589,668
HP, Inc.	30,155	741,511
NetApp, Inc.	2,483	164,474
Seagate Technology PLC	9,510	591,142
Western Digital Corp.	7,096	393,047
		26,906,928
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Lululemon Athletica, Inc. (a)	3,609	1,256,040
NIKE, Inc. Class B	41,664	5,894,206
VF Corp.	1,935	165,269
		7,315,515
TOBACCO — 0.3%
Altria Group, Inc.	24,748	1,014,668
Philip Morris International, Inc.	16,257	1,345,917
		2,360,585
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	19,168	935,974
United Rentals, Inc. (a)	1,078	249,999
W.W. Grainger, Inc.	1,601	653,752
		1,839,725
Security Description	Shares	Value
WATER UTILITIES — 0.0% (c)
American Water Works Co., Inc.	2,195	$ 336,867
Essential Utilities, Inc.	1,622	76,704
		413,571
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	35,356	4,767,757
TOTAL COMMON STOCKS (Cost $740,431,520)		828,699,688
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	990,629	990,827
State Street Navigator Securities Lending Portfolio II (d) (g)	763,621	763,621
TOTAL SHORT-TERM INVESTMENTS (Cost $1,754,448)		1,754,448
TOTAL INVESTMENTS — 100.0% (Cost $742,185,968)		830,454,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(116,325)
NET ASSETS — 100.0%		$ 830,337,811
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$828,699,688	$—	$—	$828,699,688
Short-Term Investments	1,754,448	—	—	1,754,448
TOTAL INVESTMENTS	$830,454,136	$—	$—	$830,454,136
See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	8,485	$ 539,222	$ 142,149	$ 209,780	$13,256	$65,297	7,559	$ 550,144	$ 8,072
State Street Institutional Liquid Reserves Fund, Premier Class	684,342	684,616	15,611,326	15,304,966	(113)	(36)	990,629	990,827	645
State Street Navigator Securities Lending Portfolio II	1,404,448	1,404,448	4,971,511	5,612,338	—	—	763,621	763,621	3,858
Total		$2,628,286	$20,724,986	$21,127,084	$13,143	$65,261		$2,304,592	$12,575
See accompanying notes to financial statements.
35

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 6.5%
NIO, Inc. ADR (a)	445,649	$ 21,720,932
Tesla, Inc. (a)	30,704	21,666,892
		43,387,824
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	422,133	18,890,452
ENTERTAINMENT — 5.8%
Netflix, Inc. (a)	37,134	20,079,468
Sea, Ltd. ADR (a)	96,710	19,250,125
		39,329,593
INTERACTIVE MEDIA & SERVICES — 8.2%
Alphabet, Inc. Class A (a)	10,575	18,534,168
Facebook, Inc. Class A (a)	68,364	18,674,310
Snap, Inc. Class A (a)	350,849	17,567,010
		54,775,488
INTERNET & DIRECT MARKETING RETAIL — 17.6%
Alibaba Group Holding, Ltd. ADR (a)	70,679	16,449,124
Amazon.com, Inc. (a)	6,004	19,554,608
Booking Holdings, Inc. (a)	8,972	19,983,066
JD.com, Inc. ADR (a)	226,481	19,907,680
MercadoLibre, Inc. (a)	11,661	19,534,740
Pinduoduo, Inc. ADR (a)	126,668	22,505,104
		117,934,322
IT SERVICES — 8.0%
International Business Machines Corp.	150,529	18,948,590
Shopify, Inc. Class A (a)	17,676	20,008,348
Snowflake, Inc. Class A (a) (b)	52,879	14,880,151
		53,837,089
ROAD & RAIL — 2.7%
Uber Technologies, Inc. (a)	355,474	18,129,174
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 28.5%
Advanced Micro Devices, Inc. (a)	204,131	18,720,854
Applied Materials, Inc.	211,830	18,280,929
Broadcom, Inc.	46,070	20,171,750
Intel Corp.	376,182	18,741,387
Lam Research Corp.	38,099	17,993,015
Micron Technology, Inc. (a)	265,247	19,941,269
NVIDIA Corp.	35,987	18,792,411
QUALCOMM, Inc.	129,662	19,752,709
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	179,852	19,611,062
Security Description	Shares	Value
Texas Instruments, Inc.	116,467	$ 19,115,729
		191,121,115
SOFTWARE — 16.8%
Adobe, Inc. (a)	39,297	19,653,216
Microsoft Corp.	87,736	19,514,241
Oracle Corp.	308,704	19,970,062
salesforce.com, Inc. (a)	84,112	18,717,443
ServiceNow, Inc. (a)	34,778	19,142,855
Zoom Video Communications, Inc. Class A (a)	47,148	15,903,963
		112,901,780
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	152,869	20,284,187
TOTAL COMMON STOCKS (Cost $503,158,740)		670,591,024
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	820,098	820,262
State Street Navigator Securities Lending Portfolio II (e) (f)	14,610,437	14,610,437
TOTAL SHORT-TERM INVESTMENTS (Cost $15,430,670)		15,430,699
TOTAL INVESTMENTS — 102.2% (Cost $518,589,410)		686,021,723
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(14,616,189)
NET ASSETS — 100.0%		$ 671,405,534
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
36

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$670,591,024	$—	$—	$670,591,024
Short-Term Investments	15,430,699	—	—	15,430,699
TOTAL INVESTMENTS	$686,021,723	$—	$—	$686,021,723
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	350,772	$350,913	$ 8,227,523	$ 7,758,072	$(66)	$(36)	820,098	$ 820,262	$ 321
State Street Navigator Securities Lending Portfolio II	—	—	47,841,397	33,230,960	—	—	14,610,437	14,610,437	13,956
Total		$350,913	$56,068,920	$40,989,032	$(66)	$(36)		$15,430,699	$14,277
See accompanying notes to financial statements.
37

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
Boeing Co.	15,429	$ 3,302,732
General Dynamics Corp.	6,809	1,013,315
Howmet Aerospace, Inc.	11,346	323,815
Huntington Ingalls Industries, Inc.	1,115	190,085
L3Harris Technologies, Inc.	6,060	1,145,461
Lockheed Martin Corp.	7,162	2,542,367
Northrop Grumman Corp.	4,562	1,390,133
Raytheon Technologies Corp.	44,446	3,178,333
Teledyne Technologies, Inc. (a)	1,047	410,403
Textron, Inc.	6,798	328,547
TransDigm Group, Inc. (a)	1,589	983,353
		14,808,544
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	3,947	370,505
Expeditors International of Washington, Inc.	4,874	463,566
FedEx Corp.	6,989	1,814,484
United Parcel Service, Inc. Class B	20,807	3,503,899
		6,152,454
AIRLINES — 0.3%
Alaska Air Group, Inc.	3,752	195,104
American Airlines Group, Inc. (b)	17,325	273,215
Delta Air Lines, Inc.	18,334	737,210
Southwest Airlines Co.	17,052	794,794
United Airlines Holdings, Inc. (a)	8,341	360,748
		2,361,071
AUTO COMPONENTS — 0.1%
Aptiv PLC	7,839	1,021,343
BorgWarner, Inc.	7,106	274,576
		1,295,919
AUTOMOBILES — 0.3%
Ford Motor Co.	114,720	1,008,389
General Motors Co.	36,918	1,537,265
		2,545,654
BANKS — 4.0%
Bank of America Corp.	221,555	6,715,332
Citigroup, Inc.	60,608	3,737,089
Citizens Financial Group, Inc.	12,535	448,252
Comerica, Inc.	4,031	225,172
Fifth Third Bancorp	20,987	578,612
First Republic Bank	5,049	741,850
Huntington Bancshares, Inc.	29,822	376,652
JPMorgan Chase & Co.	88,737	11,275,811
KeyCorp.	28,723	471,344
M&T Bank Corp.	3,790	482,467
People's United Financial, Inc.	12,491	161,509
PNC Financial Services Group, Inc.	12,297	1,832,253
Regions Financial Corp.	28,292	456,067
SVB Financial Group (a)	1,506	584,072
Truist Financial Corp.	39,578	1,896,973
US Bancorp	39,916	1,859,686
Security Description	Shares	Value
Wells Fargo & Co.	119,880	$ 3,617,978
Zions Bancorp NA	4,816	209,207
		35,670,326
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	5,478	435,118
Coca-Cola Co.	112,782	6,184,965
Constellation Brands, Inc. Class A	4,908	1,075,097
Molson Coors Beverage Co. Class B	5,676	256,499
Monster Beverage Corp. (a)	10,659	985,744
PepsiCo, Inc.	40,364	5,985,981
		14,923,404
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	51,524	5,520,796
Alexion Pharmaceuticals, Inc. (a)	6,407	1,001,030
Amgen, Inc.	16,944	3,895,764
Biogen, Inc. (a)	4,466	1,093,545
Gilead Sciences, Inc.	36,487	2,125,733
Incyte Corp. (a)	5,415	470,997
Regeneron Pharmaceuticals, Inc. (a)	3,051	1,473,968
Vertex Pharmaceuticals, Inc. (a)	7,641	1,805,874
		17,387,707
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	3,995	219,006
Allegion PLC	2,753	320,394
Carrier Global Corp.	23,966	903,998
Fortune Brands Home & Security, Inc.	4,020	344,594
Johnson Controls International PLC	20,915	974,430
Masco Corp.	7,741	425,213
Trane Technologies PLC	6,983	1,013,652
		4,201,287
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	3,534	686,762
Bank of New York Mellon Corp.	23,776	1,009,053
BlackRock, Inc.	4,124	2,975,631
Cboe Global Markets, Inc.	3,146	292,956
Charles Schwab Corp.	43,231	2,292,972
CME Group, Inc.	10,451	1,902,605
Franklin Resources, Inc.	8,047	201,095
Goldman Sachs Group, Inc.	10,046	2,649,231
Intercontinental Exchange, Inc.	16,312	1,880,610
Invesco, Ltd.	11,143	194,223
MarketAxess Holdings, Inc.	1,079	615,634
Moody's Corp.	4,758	1,380,962
Morgan Stanley	41,593	2,850,368
MSCI, Inc.	2,419	1,080,156
Nasdaq, Inc.	3,358	445,741
Northern Trust Corp.	6,050	563,497
Raymond James Financial, Inc.	3,648	349,004
S&P Global, Inc.	7,001	2,301,439
State Street Corp. (c)	10,404	757,203

See accompanying notes to financial statements.
38

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	6,701	$ 1,014,464
		25,443,606
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	6,481	1,770,739
Albemarle Corp.	3,032	447,281
Celanese Corp.	3,364	437,118
CF Industries Holdings, Inc.	6,337	245,305
Corteva, Inc.	22,033	853,118
Dow, Inc.	21,815	1,210,732
DuPont de Nemours, Inc.	21,479	1,527,372
Eastman Chemical Co.	3,981	399,215
Ecolab, Inc.	7,221	1,562,335
FMC Corp.	3,816	438,573
International Flavors & Fragrances, Inc. (b)	3,081	335,336
Linde PLC (a)	15,319	4,036,710
LyondellBasell Industries NV Class A	7,589	695,608
Mosaic Co.	10,448	240,408
PPG Industries, Inc.	6,889	993,532
Sherwin-Williams Co.	2,355	1,730,713
		16,924,095
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	2,574	909,806
Copart, Inc. (a)	6,003	763,882
Republic Services, Inc.	6,060	583,578
Rollins, Inc.	6,156	240,515
Waste Management, Inc.	11,446	1,349,827
		3,847,608
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,575	457,648
Cisco Systems, Inc.	122,941	5,501,610
F5 Networks, Inc. (a)	1,837	323,202
Juniper Networks, Inc.	9,714	218,662
Motorola Solutions, Inc.	4,956	842,817
		7,343,939
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	3,831	417,426
Quanta Services, Inc.	4,000	288,080
		705,506
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,852	525,913
Vulcan Materials Co.	3,901	578,557
		1,104,470
CONSUMER FINANCE — 0.6%
American Express Co.	19,014	2,298,983
Capital One Financial Corp.	13,407	1,325,282
Discover Financial Services	8,924	807,890
Synchrony Financial	15,809	548,730
		4,980,885
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	46,266	$ 544,551
Avery Dennison Corp.	2,398	371,954
Ball Corp.	9,594	893,969
International Paper Co.	11,554	574,465
Packaging Corp. of America	2,812	387,803
Sealed Air Corp.	4,697	215,075
Westrock Co.	7,640	332,569
		3,320,386
DISTRIBUTORS — 0.1%
Genuine Parts Co.	4,119	413,671
LKQ Corp. (a)	8,013	282,378
Pool Corp.	1,136	423,160
		1,119,209
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	56,673	13,140,769
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	207,861	5,978,082
CenturyLink, Inc.	29,062	283,355
Verizon Communications, Inc.	120,425	7,074,969
		13,336,406
ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	7,243	373,232
American Electric Power Co., Inc.	14,538	1,210,579
Duke Energy Corp.	21,503	1,968,815
Edison International	11,117	698,370
Entergy Corp.	5,853	584,363
Evergy, Inc.	6,683	370,973
Eversource Energy	9,915	857,747
Exelon Corp.	28,700	1,211,714
FirstEnergy Corp.	15,902	486,760
NextEra Energy, Inc.	57,133	4,407,811
NRG Energy, Inc.	7,072	265,554
Pinnacle West Capital Corp.	3,296	263,515
PPL Corp.	22,491	634,246
Southern Co.	30,986	1,903,470
Xcel Energy, Inc.	15,427	1,028,518
		16,265,667
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	6,770	818,764
Eaton Corp. PLC	11,710	1,406,839
Emerson Electric Co.	17,508	1,407,118
Rockwell Automation, Inc.	3,374	846,233
		4,478,954
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	8,690	1,136,391
CDW Corp.	4,105	540,998
Corning, Inc.	22,272	801,792
FLIR Systems, Inc.	3,847	168,614
IPG Photonics Corp. (a)	1,016	227,371

See accompanying notes to financial statements.
39

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	5,350	$ 706,681
TE Connectivity, Ltd.	9,680	1,171,958
Vontier Corp. (a)	3,878	129,525
Zebra Technologies Corp. Class A (a)	1,550	595,712
		5,479,042
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	19,292	402,238
Halliburton Co.	25,918	489,850
Nov, Inc.	11,516	158,115
Schlumberger NV	40,712	888,743
TechnipFMC PLC	12,502	117,519
		2,056,465
ENTERTAINMENT — 2.3%
Activision Blizzard, Inc.	22,612	2,099,524
Electronic Arts, Inc.	8,528	1,224,621
Live Nation Entertainment, Inc. (a)	4,100	301,268
Netflix, Inc. (a)	12,867	6,957,573
Take-Two Interactive Software, Inc. (a)	3,241	673,447
Walt Disney Co. (a)	52,727	9,553,078
		20,809,511
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexandria Real Estate Equities, Inc. REIT	3,573	636,780
American Tower Corp. REIT	12,898	2,895,085
AvalonBay Communities, Inc. REIT	4,070	652,950
Boston Properties, Inc. REIT	4,154	392,678
Crown Castle International Corp. REIT	12,510	1,991,467
Digital Realty Trust, Inc. REIT	8,076	1,126,683
Duke Realty Corp. REIT	10,680	426,879
Equinix, Inc. REIT	2,598	1,855,440
Equity Residential REIT	9,823	582,307
Essex Property Trust, Inc. REIT	1,924	456,796
Extra Space Storage, Inc. REIT	3,817	442,238
Federal Realty Investment Trust REIT	2,006	170,751
Healthpeak Properties, Inc. REIT	15,724	475,336
Host Hotels & Resorts, Inc. REIT	20,647	302,066
Iron Mountain, Inc. REIT (b)	8,510	250,875
Kimco Realty Corp. REIT	12,666	190,117
Mid-America Apartment Communities, Inc. REIT	3,260	413,009
Prologis, Inc. REIT	21,476	2,140,298
Public Storage REIT	4,413	1,019,094
Realty Income Corp. REIT	10,081	626,736
Regency Centers Corp. REIT	4,488	204,608
SBA Communications Corp. REIT	3,189	899,712
Simon Property Group, Inc. REIT	9,504	810,501
SL Green Realty Corp. REIT	2,173	129,467
UDR, Inc. REIT	8,679	333,534
Ventas, Inc. REIT	10,845	531,839
Vornado Realty Trust REIT	4,759	177,701
Security Description	Shares	Value
Welltower, Inc. REIT	12,135	$ 784,164
Weyerhaeuser Co. REIT	21,985	737,157
		21,656,268
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	12,817	4,829,189
Kroger Co.	22,530	715,553
Sysco Corp.	14,845	1,102,390
Walmart, Inc.	40,472	5,834,039
Walgreens Boots Alliance, Inc.	20,862	831,976
		13,313,147
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	16,338	823,599
Campbell Soup Co.	5,724	276,755
Conagra Brands, Inc.	14,347	520,222
General Mills, Inc.	17,912	1,053,226
Hershey Co.	4,256	648,317
Hormel Foods Corp.	8,411	392,037
J.M. Smucker Co.	3,235	373,966
Kellogg Co.	7,436	462,742
Kraft Heinz Co.	18,580	643,983
Lamb Weston Holdings, Inc.	4,153	327,007
McCormick & Co., Inc.	7,372	704,763
Mondelez International, Inc. Class A	41,569	2,430,539
Tyson Foods, Inc. Class A	8,655	557,728
		9,214,884
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	3,676	350,801
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abbott Laboratories	51,669	5,657,239
ABIOMED, Inc. (a)	1,237	401,035
Align Technology, Inc. (a)	2,064	1,102,960
Baxter International, Inc.	14,644	1,175,035
Becton Dickinson and Co.	8,470	2,119,363
Boston Scientific Corp. (a)	41,915	1,506,844
Cooper Cos., Inc.	1,368	497,022
Danaher Corp.	18,368	4,080,268
DENTSPLY SIRONA, Inc.	6,511	340,916
DexCom, Inc. (a)	2,796	1,033,737
Edwards Lifesciences Corp. (a)	18,234	1,663,488
Hologic, Inc. (a)	7,617	554,746
IDEXX Laboratories, Inc. (a)	2,487	1,243,177
Intuitive Surgical, Inc. (a)	3,435	2,810,174
Medtronic PLC	39,214	4,593,528
ResMed, Inc.	4,170	886,375
STERIS PLC	2,589	490,719
Stryker Corp.	9,512	2,330,820
Teleflex, Inc.	1,317	542,038
Varian Medical Systems, Inc. (a)	2,721	476,202
West Pharmaceutical Services, Inc.	2,159	611,666
Zimmer Biomet Holdings, Inc.	6,008	925,773
		35,043,125

See accompanying notes to financial statements.
40

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	4,300	$ 420,368
Anthem, Inc.	7,242	2,325,334
Cardinal Health, Inc.	8,603	460,776
Centene Corp. (a)	17,096	1,026,273
Cigna Corp.	10,488	2,183,392
CVS Health Corp.	38,140	2,604,962
DaVita, Inc. (a)	2,212	259,689
HCA Healthcare, Inc.	7,732	1,271,605
Henry Schein, Inc. (a)	4,115	275,129
Humana, Inc.	3,878	1,591,027
Laboratory Corp. of America Holdings (a)	2,865	583,171
McKesson Corp.	4,771	829,772
Quest Diagnostics, Inc.	3,936	469,053
UnitedHealth Group, Inc.	27,635	9,691,042
Universal Health Services, Inc. Class B	2,199	302,362
		24,293,955
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	8,918	699,885
HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	21,309	461,553
Chipotle Mexican Grill, Inc. (a)	817	1,132,942
Darden Restaurants, Inc.	3,826	455,753
Domino's Pizza, Inc.	1,106	424,107
Hilton Worldwide Holdings, Inc.	8,045	895,087
Las Vegas Sands Corp.	9,462	563,935
Marriott International, Inc. Class A	7,689	1,014,333
McDonald's Corp.	21,769	4,671,192
MGM Resorts International	11,634	366,587
Norwegian Cruise Line Holdings, Ltd. (a)	9,236	234,871
Royal Caribbean Cruises, Ltd.	5,329	398,023
Starbucks Corp.	34,146	3,652,939
Wynn Resorts, Ltd.	2,871	323,935
Yum! Brands, Inc.	8,805	955,871
		15,551,128
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	9,702	668,662
Garmin, Ltd.	4,412	527,940
Leggett & Platt, Inc.	3,956	175,251
Lennar Corp. Class A	8,029	612,051
Mohawk Industries, Inc. (a)	1,790	252,300
Newell Brands, Inc.	11,167	237,075
NVR, Inc. (a)	95	387,587
PulteGroup, Inc.	7,479	322,494
Whirlpool Corp.	1,851	334,087
		3,517,447
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	7,327	639,134
Clorox Co.	3,718	750,738
Colgate-Palmolive Co.	24,939	2,132,534
Security Description	Shares	Value
Kimberly-Clark Corp.	9,920	$ 1,337,514
Procter & Gamble Co.	72,187	10,044,099
		14,904,019
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	19,380	455,430
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	16,825	2,940,842
General Electric Co.	254,521	2,748,827
Honeywell International, Inc.	20,395	4,338,016
Roper Technologies, Inc.	3,026	1,304,478
		11,332,163
INSURANCE — 1.9%
Aflac, Inc.	19,186	853,201
Allstate Corp.	8,772	964,306
American International Group, Inc.	25,251	956,003
Aon PLC Class A	6,625	1,399,664
Arthur J Gallagher & Co.	5,647	698,590
Assurant, Inc.	1,794	244,379
Chubb, Ltd.	13,176	2,028,050
Cincinnati Financial Corp.	4,525	395,349
Everest Re Group, Ltd.	1,125	263,351
Globe Life, Inc.	2,881	273,580
Hartford Financial Services Group, Inc.	10,541	516,298
Lincoln National Corp.	5,204	261,813
Loews Corp.	7,026	316,311
Marsh & McLennan Cos., Inc.	14,676	1,717,092
MetLife, Inc.	22,102	1,037,689
Principal Financial Group, Inc.	7,538	373,960
Progressive Corp.	17,063	1,687,189
Prudential Financial, Inc.	11,598	905,456
Travelers Cos., Inc.	7,496	1,052,214
Unum Group	6,010	137,869
Willis Towers Watson PLC	3,800	800,584
WR Berkley Corp.	4,080	270,994
		17,153,942
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A (a)	8,751	15,337,353
Alphabet, Inc. Class C (a)	8,464	14,827,912
Facebook, Inc. Class A (a)	70,028	19,128,848
Twitter, Inc. (a)	23,051	1,248,212
		50,542,325
INTERNET & DIRECT MARKETING RETAIL — 5.1%
Amazon.com, Inc. (a)	12,429	40,480,383
Booking Holdings, Inc. (a)	1,175	2,617,042
eBay, Inc.	19,379	973,795
Etsy, Inc. (a)	3,637	647,059
Expedia Group, Inc.	3,951	523,112
		45,241,391
IT SERVICES — 5.7%
Accenture PLC Class A	18,419	4,811,227

See accompanying notes to financial statements.
41

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Akamai Technologies, Inc. (a)	4,781	$ 501,957
Automatic Data Processing, Inc.	12,448	2,193,338
Broadridge Financial Solutions, Inc.	3,476	532,523
Cognizant Technology Solutions Corp. Class A	15,464	1,267,275
DXC Technology Co.	7,517	193,563
Fidelity National Information Services, Inc.	18,078	2,557,314
Fiserv, Inc. (a)	16,185	1,842,824
FleetCor Technologies, Inc. (a)	2,423	661,067
Gartner, Inc. (a)	2,684	429,950
Global Payments, Inc.	8,762	1,887,510
International Business Machines Corp.	25,938	3,265,075
Jack Henry & Associates, Inc.	2,182	353,462
Leidos Holdings, Inc.	3,908	410,809
Mastercard, Inc. Class A	25,626	9,146,944
Paychex, Inc.	9,442	879,806
PayPal Holdings, Inc. (a)	34,130	7,993,246
VeriSign, Inc. (a)	2,965	641,626
Visa, Inc. Class A	49,353	10,794,982
Western Union Co.	12,073	264,882
		50,629,380
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	3,771	352,739
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	8,980	1,064,040
Bio-Rad Laboratories, Inc. Class A (a)	662	385,906
Illumina, Inc. (a)	4,210	1,557,700
IQVIA Holdings, Inc. (a)	5,564	996,902
Mettler-Toledo International, Inc. (a)	699	796,636
PerkinElmer, Inc.	3,245	465,658
Thermo Fisher Scientific, Inc.	11,531	5,370,909
Waters Corp. (a)	1,859	459,954
		11,097,705
MACHINERY — 1.7%
Caterpillar, Inc.	15,762	2,868,999
Cummins, Inc.	4,266	968,809
Deere & Co.	9,208	2,477,412
Dover Corp.	4,142	522,927
Flowserve Corp.	3,909	144,047
Fortive Corp.	9,697	686,742
IDEX Corp.	2,148	427,882
Illinois Tool Works, Inc.	8,415	1,715,650
Ingersoll Rand, Inc. (a)	10,609	483,346
Otis Worldwide Corp.	11,869	801,751
PACCAR, Inc.	10,264	885,578
Parker-Hannifin Corp.	3,792	1,032,979
Pentair PLC	4,858	257,911
Snap-on, Inc.	1,675	286,659
Stanley Black & Decker, Inc.	4,598	821,019
Westinghouse Air Brake Technologies Corp.	5,252	384,446
Security Description	Shares	Value
Xylem, Inc.	5,177	$ 526,967
		15,293,124
MEDIA — 1.4%
Charter Communications, Inc. Class A (a)	4,219	2,791,079
Comcast Corp. Class A	132,999	6,969,148
Discovery, Inc. Class A (a) (b)	4,829	145,305
Discovery, Inc. Class C (a)	9,206	241,105
DISH Network Corp. Class A (a)	7,431	240,319
Fox Corp. Class A	9,968	290,268
Fox Corp. Class B (a)	4,824	139,317
Interpublic Group of Cos., Inc.	11,537	271,350
News Corp. Class A	11,651	209,369
News Corp. Class B	3,733	66,335
Omnicom Group, Inc.	6,403	399,355
ViacomCBS, Inc. Class B	15,985	595,601
		12,358,551
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	42,721	1,111,600
Newmont Corp.	23,516	1,408,373
Nucor Corp.	8,866	471,583
		2,991,556
MULTI-UTILITIES — 0.9%
Ameren Corp.	7,315	571,009
CenterPoint Energy, Inc.	16,096	348,317
CMS Energy Corp.	8,473	516,938
Consolidated Edison, Inc.	9,776	706,512
Dominion Energy, Inc.	23,675	1,780,360
DTE Energy Co.	5,689	690,701
NiSource, Inc.	11,585	265,760
Public Service Enterprise Group, Inc.	14,764	860,741
Sempra Energy	8,431	1,074,194
WEC Energy Group, Inc.	9,356	861,033
		7,675,565
MULTILINE RETAIL — 0.5%
Dollar General Corp.	7,080	1,488,924
Dollar Tree, Inc. (a)	6,918	747,421
Target Corp.	14,638	2,584,046
		4,820,391
OIL, GAS & CONSUMABLE FUELS — 0.5%
HollyFrontier Corp.	4,481	115,834
Kinder Morgan, Inc.	57,085	780,352
Marathon Petroleum Corp.	19,148	791,961
ONEOK, Inc.	12,950	497,021
Phillips 66	12,761	892,504
Valero Energy Corp.	11,883	672,221
Williams Cos., Inc.	35,834	718,472
		4,468,365
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	6,654	1,771,228

See accompanying notes to financial statements.
42

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	65,784	$ 4,080,582
Catalent, Inc. (a)	4,716	490,794
Eli Lilly & Co.	23,142	3,907,295
Johnson & Johnson	76,666	12,065,695
Merck & Co., Inc.	73,795	6,036,431
Perrigo Co. PLC	3,938	176,107
Pfizer, Inc.	162,106	5,967,122
Viatris, Inc. (a)	35,346	662,384
Zoetis, Inc.	13,766	2,278,273
		35,664,683
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	3,635	700,973
IHS Markit, Ltd.	10,815	971,512
Nielsen Holdings PLC	10,587	220,951
Robert Half International, Inc.	3,287	205,372
Verisk Analytics, Inc.	4,780	992,280
		3,091,088
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	9,800	614,656
ROAD & RAIL — 1.0%
CSX Corp.	22,209	2,015,467
JB Hunt Transport Services, Inc.	2,394	327,140
Kansas City Southern	2,692	549,518
Norfolk Southern Corp.	7,465	1,773,759
Old Dominion Freight Line, Inc.	2,801	546,699
Union Pacific Corp.	19,575	4,075,906
		9,288,489
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	34,939	3,204,256
Analog Devices, Inc.	10,774	1,591,643
Applied Materials, Inc.	26,596	2,295,235
Broadcom, Inc.	11,755	5,146,927
Intel Corp.	119,242	5,940,636
KLA Corp.	4,484	1,160,952
Lam Research Corp.	4,162	1,965,588
Maxim Integrated Products, Inc.	7,806	692,002
Microchip Technology, Inc.	7,532	1,040,244
Micron Technology, Inc. (a)	32,352	2,432,223
NVIDIA Corp.	18,048	9,424,666
Qorvo, Inc. (a)	3,302	549,024
QUALCOMM, Inc.	33,008	5,028,439
Skyworks Solutions, Inc.	4,883	746,513
Teradyne, Inc.	4,768	571,636
Texas Instruments, Inc.	26,727	4,386,702
Xilinx, Inc.	7,074	1,002,881
		47,179,567
SOFTWARE — 8.9%
Adobe, Inc. (a)	13,984	6,993,678
ANSYS, Inc. (a)	2,557	930,237
Autodesk, Inc. (a)	6,437	1,965,474
Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	8,144	$ 1,111,086
Citrix Systems, Inc.	3,535	459,903
Fortinet, Inc. (a)	3,922	582,535
Intuit, Inc.	7,674	2,914,969
Microsoft Corp.	220,267	48,991,786
NortonLifeLock, Inc.	16,940	352,013
Oracle Corp.	55,165	3,568,624
Paycom Software, Inc. (a)	1,398	632,245
salesforce.com, Inc. (a)	26,648	5,929,979
ServiceNow, Inc. (a)	5,674	3,123,140
Synopsys, Inc. (a)	4,523	1,172,543
Tyler Technologies, Inc. (a)	1,171	511,165
		79,239,377
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	2,006	315,965
AutoZone, Inc. (a)	682	808,470
Best Buy Co., Inc.	6,696	668,194
CarMax, Inc. (a)	4,791	452,558
Gap, Inc.	6,350	128,207
Home Depot, Inc.	31,358	8,329,312
L Brands, Inc.	6,831	254,045
Lowe's Cos., Inc.	21,291	3,417,418
O'Reilly Automotive, Inc. (a)	2,122	960,354
Ross Stores, Inc.	10,481	1,287,172
Tiffany & Co.	3,132	411,701
TJX Cos., Inc.	34,870	2,381,272
Tractor Supply Co.	3,506	492,873
Ulta Beauty, Inc. (a)	1,625	466,635
		20,374,176
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	465,669	61,789,619
Hewlett Packard Enterprise Co.	37,715	446,923
HP, Inc.	39,846	979,813
NetApp, Inc.	6,558	434,402
Seagate Technology PLC	6,662	414,110
Western Digital Corp.	8,776	486,103
Xerox Holdings Corp.	5,305	123,023
		64,673,993
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc.	10,316	150,407
NIKE, Inc. Class B	36,503	5,164,079
PVH Corp.	2,077	195,010
Ralph Lauren Corp.	1,300	134,862
Tapestry, Inc.	8,209	255,136
Under Armour, Inc. Class A (a)	5,714	98,109
Under Armour, Inc. Class C (a)	5,873	87,390
VF Corp.	9,433	805,673
		6,890,666
TOBACCO — 0.7%
Altria Group, Inc.	54,125	2,219,125

See accompanying notes to financial statements.
43

SPDR S&P 500® FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	45,342	$ 3,753,864
		5,972,989
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	16,759	818,342
United Rentals, Inc. (a)	2,073	480,749
W.W. Grainger, Inc.	1,296	529,209
		1,828,300
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	5,203	798,504
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	16,988	2,290,832
TOTAL COMMON STOCKS (Cost $706,132,014)		892,338,718
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	563,782	563,895
State Street Navigator Securities Lending Portfolio II (c) (g)	824,703	824,703
TOTAL SHORT-TERM INVESTMENTS (Cost $1,388,590)		1,388,598
TOTAL INVESTMENTS — 100.0% (Cost $707,520,604)		893,727,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(311,341)
NET ASSETS — 100.0%		$ 893,415,975

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$892,338,718	$—	$—	$892,338,718
Short-Term Investments	1,388,598	—	—	1,388,598
TOTAL INVESTMENTS	$893,727,316	$—	$—	$893,727,316
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	7,962	$ 505,985	$ 202,334	$ 38,378	$8,776	$78,486	10,404	$ 757,203	$ 9,899
State Street Institutional Liquid Reserves Fund, Premier Class	262,746	262,851	7,808,174	7,506,838	(291)	(1)	563,782	563,895	489
State Street Navigator Securities Lending Portfolio II	680,077	680,077	3,494,022	3,349,396	—	—	824,703	824,703	3,709
Total		$1,448,913	$11,504,530	$10,894,612	$8,485	$78,485		$2,145,801	$14,097
See accompanying notes to financial statements.
44

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 47.3%
Affiliated Managers Group, Inc.	8,844	$ 899,435
Ameriprise Financial, Inc.	4,497	873,902
Apollo Global Management, Inc.	18,003	881,787
Ares Management Corp. Class A	17,681	831,891
Artisan Partners Asset Management, Inc. Class A	17,791	895,599
Assetmark Financial Holdings, Inc. (a)	7,974	192,971
Bank of New York Mellon Corp.	21,359	906,476
BlackRock, Inc.	1,240	894,710
Blackstone Group, Inc. Class A	13,463	872,537
Blucora, Inc. (a)	22,011	350,195
Brightsphere Investment Group, Inc.	34,140	658,219
Carlyle Group, Inc. (b)	28,998	911,697
Cohen & Steers, Inc.	7,888	586,078
Diamond Hill Investment Group, Inc.	1,113	166,138
Eaton Vance Corp.	13,289	902,722
Federated Hermes, Inc.	29,143	841,941
Focus Financial Partners, Inc. Class A (a)	18,699	813,406
Franklin Resources, Inc.	35,327	882,822
Hamilton Lane, Inc. Class A	11,729	915,448
Invesco, Ltd.	48,283	841,573
Janus Henderson Group PLC	26,484	860,995
KKR & Co., Inc.	21,693	878,350
Northern Trust Corp.	9,539	888,462
SEI Investments Co.	15,311	879,923
State Street Corp. (c)	11,845	862,079
T Rowe Price Group, Inc.	5,692	861,712
Virtus Investment Partners, Inc.	3,513	762,321
Waddell & Reed Financial, Inc. Class A	34,165	870,183
WisdomTree Investments, Inc.	48,121	257,447
		22,241,019
FINANCIAL EXCHANGES & DATA — 22.9%
Cboe Global Markets, Inc.	9,998	931,014
CME Group, Inc.	4,768	868,014
FactSet Research Systems, Inc.	2,453	815,622
Intercontinental Exchange, Inc.	7,924	913,558
MarketAxess Holdings, Inc.	1,569	895,209
Moody's Corp.	3,129	908,161
Morningstar, Inc.	4,196	971,668
MSCI, Inc.	2,049	914,940
Nasdaq, Inc.	6,862	910,862
Open Lending Corp. Class A (a)	26,664	932,173
S&P Global, Inc.	2,645	869,491
Tradeweb Markets, Inc. Class A	13,295	830,273
		10,760,985
Security Description	Shares	Value
INVESTMENT BANKING & BROKERAGE — 29.6%
B. Riley Financial, Inc.	6,592	$ 291,498
BGC Partners, Inc. Class A	144,059	576,236
Charles Schwab Corp.	17,389	922,313
Cowen, Inc. Class A	25,907	673,323
Evercore, Inc. Class A	8,506	932,598
Goldman Sachs Group, Inc.	3,593	947,510
Houlihan Lokey, Inc.	12,301	826,996
Interactive Brokers Group, Inc. Class A	15,603	950,535
Lazard, Ltd. Class A	21,161	895,110
LPL Financial Holdings, Inc.	8,802	917,344
Moelis & Co. Class A	19,339	904,292
Morgan Stanley	13,619	933,310
Piper Sandler Cos.	5,051	509,646
PJT Partners, Inc. Class A	9,519	716,305
Raymond James Financial, Inc.	9,308	890,496
Stifel Financial Corp.	17,359	875,935
StoneX Group, Inc. (a)	4,241	245,554
Virtu Financial, Inc. Class A	37,372	940,653
		13,949,654
TOTAL COMMON STOCKS (Cost $42,416,360)		46,951,658
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e) (Cost $68,416)	68,402	68,416
TOTAL INVESTMENTS — 99.9% (Cost $42,484,776)		47,020,074
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		30,233
NET ASSETS — 100.0%		$ 47,050,307
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to financial statements.
45

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,951,658	$—	$—	$46,951,658
Short-Term Investment	68,416	—	—	68,416
TOTAL INVESTMENTS	$47,020,074	$—	$—	$47,020,074
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	6,641	$422,036	$ 1,382,011	$1,060,468	$(476)	$118,976	11,845	$862,079	$10,222
State Street Institutional Liquid Reserves Fund, Premier Class	46,213	46,232	1,638,087	1,615,884	(1)	(18)	68,402	68,416	43
State Street Navigator Securities Lending Portfolio II	335,668	335,668	3,201,145	3,536,813	—	—	—	—	312
Total		$803,936	$6,221,243	$6,213,165	$(477)	$118,958		$930,495	$10,577
See accompanying notes to financial statements.
46

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 73.2%
Abbott Laboratories	85,824	$ 9,396,870
ABIOMED, Inc. (a)	35,394	11,474,735
Alphatec Holdings, Inc. (a)	765,246	11,111,372
AngioDynamics, Inc. (a)	223,076	3,419,755
AtriCure, Inc. (a)	195,188	10,866,116
AxoGen, Inc. (a) (b)	226,648	4,056,999
Axonics Modulation Technologies, Inc. (a) (b)	208,165	10,391,597
Baxter International, Inc.	115,766	9,289,064
Becton Dickinson and Co.	37,846	9,469,826
Boston Scientific Corp. (a)	273,360	9,827,292
Cantel Medical Corp.	123,353	9,727,618
Cardiovascular Systems, Inc. (a)	250,289	10,952,647
CONMED Corp.	88,683	9,932,496
CryoLife, Inc. (a)	266,691	6,296,574
CryoPort, Inc. (a) (b)	188,679	8,279,235
Cutera, Inc. (a)	160,143	3,861,048
Danaher Corp.	41,050	9,118,847
DexCom, Inc. (a)	26,416	9,766,524
Edwards Lifesciences Corp. (a)	109,110	9,954,105
Envista Holdings Corp. (a)	297,438	10,032,584
GenMark Diagnostics, Inc. (a)	708,711	10,347,181
Glaukos Corp. (a) (b)	136,193	10,249,885
Globus Medical, Inc. Class A (a)	152,030	9,915,397
Heska Corp. (a) (b)	54,981	8,007,983
Hill-Rom Holdings, Inc.	95,576	9,363,581
Hologic, Inc. (a)	123,586	9,000,768
IDEXX Laboratories, Inc. (a)	20,045	10,019,894
Inari Medical, Inc. (a)	137,395	11,993,210
Inogen, Inc. (a) (b)	179,021	7,998,658
Insulet Corp. (a)	38,437	9,825,650
Integer Holdings Corp. (a)	115,897	9,409,677
Integra LifeSciences Holdings Corp. (a)	157,599	10,231,327
Intersect ENT, Inc. (a)	238,467	5,460,894
Intuitive Surgical, Inc. (a)	12,085	9,886,738
iRhythm Technologies, Inc. (a)	48,317	11,461,276
LeMaitre Vascular, Inc.	120,210	4,868,505
LivaNova PLC (a)	150,648	9,974,404
Masimo Corp. (a)	34,660	9,302,051
Medtronic PLC	81,731	9,573,969
Mesa Laboratories, Inc.	32,296	9,257,325
Natus Medical, Inc. (a)	239,274	4,795,051
Nevro Corp. (a) (b)	56,150	9,719,565
Novocure, Ltd. (a)	53,491	9,256,083
NuVasive, Inc. (a)	200,337	11,284,983
Orthofix Medical, Inc. (a)	116,953	5,026,640
Penumbra, Inc. (a) (b)	48,131	8,422,925
ResMed, Inc.	44,908	9,545,644
Shockwave Medical, Inc. (a) (b)	97,051	10,066,130
Security Description	Shares	Value
STERIS PLC	49,323	$ 9,348,681
Stryker Corp.	39,556	9,692,802
Surmodics, Inc. (a)	55,673	2,422,889
Tactile Systems Technology, Inc. (a)	239,594	10,767,354
Tandem Diabetes Care, Inc. (a)	100,932	9,657,174
Teleflex, Inc.	23,955	9,859,159
Vapotherm, Inc. (a) (b)	354,795	9,529,794
Varex Imaging Corp. (a)	373,481	6,229,663
Varian Medical Systems, Inc. (a)	52,611	9,207,451
ViewRay, Inc. (a)	670,795	2,562,437
Zimmer Biomet Holdings, Inc.	64,828	9,989,347
		520,757,449
HEALTH CARE SUPPLIES — 26.8%
Align Technology, Inc. (a)	18,113	9,679,225
Antares Pharma, Inc. (a)	943,950	3,766,360
Atrion Corp.	8,407	5,399,312
Avanos Medical, Inc. (a)	194,183	8,909,116
BioLife Solutions, Inc. (a)	226,341	9,028,742
Cerus Corp. (a)	1,195,950	8,275,974
Cooper Cos., Inc.	27,081	9,839,069
DENTSPLY SIRONA, Inc.	173,430	9,080,795
Haemonetics Corp. (a)	78,269	9,294,444
ICU Medical, Inc. (a)	46,883	10,055,935
Lantheus Holdings, Inc. (a)	502,359	6,776,823
Meridian Bioscience, Inc. (a)	469,095	8,767,386
Merit Medical Systems, Inc. (a)	164,781	9,146,993
Neogen Corp. (a)	115,562	9,164,067
OraSure Technologies, Inc. (a)	715,335	7,571,821
OrthoPediatrics Corp. (a) (b)	189,569	7,819,721
Quidel Corp. (a)	45,344	8,146,050
Quotient, Ltd. (a) (b)	654,592	3,410,424
SI-BONE, Inc. (a)	254,021	7,595,228
Silk Road Medical, Inc. (a)	160,099	10,083,035
SmileDirectClub, Inc. (a) (b)	797,992	9,528,024
STAAR Surgical Co. (a) (b)	116,411	9,222,079
West Pharmaceutical Services, Inc.	34,794	9,857,488
		190,418,111
TOTAL COMMON STOCKS (Cost $611,015,663)		711,175,560
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	148,465	148,494

See accompanying notes to financial statements.
47

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	18,017,793	$ 18,017,793
TOTAL SHORT-TERM INVESTMENTS (Cost $18,166,287)		18,166,287
TOTAL INVESTMENTS — 102.5% (Cost $629,181,950)		729,341,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(18,034,114)
NET ASSETS — 100.0%		$ 711,307,733

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 711,175,560	$—	$—	$ 711,175,560
Short-Term Investments	18,166,287	—	—	18,166,287
TOTAL INVESTMENTS	$729,341,847	$—	$—	$729,341,847
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	573,200	$ 573,429	$ 1,940,915	$ 2,365,786	$(29)	$(35)	148,465	$ 148,494	$ 270
State Street Navigator Securities Lending Portfolio II	31,250,159	31,250,159	93,389,341	106,621,707	—	—	18,017,793	18,017,793	137,660
Total		$31,823,588	$95,330,256	$108,987,493	$(29)	$(35)		$18,166,287	$137,930
See accompanying notes to financial statements.
48

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 43.5%
1Life Healthcare, Inc. (a) (b)	71,413	$ 3,117,178
Addus HomeCare Corp. (a)	24,239	2,838,145
Amedisys, Inc. (a)	10,164	2,981,406
AMN Healthcare Services, Inc. (a)	40,483	2,762,965
BioTelemetry, Inc. (a)	46,150	3,326,492
Castle Biosciences, Inc. (a)	34,783	2,335,678
Chemed Corp.	5,664	3,016,703
Cigna Corp.	13,122	2,731,738
CorVel Corp. (a)	8,857	938,842
CVS Health Corp.	38,381	2,621,422
DaVita, Inc. (a)	25,362	2,977,499
Fulgent Genetics, Inc. (a)	55,088	2,870,085
Guardant Health, Inc. (a)	22,139	2,853,274
Laboratory Corp. of America Holdings (a)	13,457	2,739,172
LHC Group, Inc. (a)	13,701	2,922,697
MEDNAX, Inc. (a)	120,125	2,947,868
Option Care Health, Inc. (a)	101,984	1,595,030
Premier, Inc. Class A	76,271	2,677,112
Providence Service Corp. (a)	19,215	2,663,775
Quest Diagnostics, Inc.	22,508	2,682,278
R1 RCM, Inc. (a)	126,369	3,035,383
RadNet, Inc. (a)	43,029	842,078
Tivity Health, Inc. (a)	95,773	1,876,193
		59,353,013
HEALTH CARE DISTRIBUTORS — 17.9%
AdaptHealth Corp. (a)	66,859	2,511,224
AmerisourceBergen Corp.	28,016	2,738,844
Cardinal Health, Inc.	50,612	2,710,779
Covetrus, Inc. (a)	103,670	2,979,476
Henry Schein, Inc. (a)	39,275	2,625,926
McKesson Corp.	15,730	2,735,762
Owens & Minor, Inc.	100,083	2,707,245
Patterson Cos., Inc. (b)	87,410	2,589,958
PetIQ, Inc. (a) (b)	71,848	2,762,556
		24,361,770
HEALTH CARE FACILITIES — 21.5%
Acadia Healthcare Co., Inc. (a)	58,428	2,936,591
Brookdale Senior Living, Inc. (a)	328,557	1,455,508
Community Health Systems, Inc. (a)	220,786	1,640,440
Encompass Health Corp.	32,535	2,690,319
Ensign Group, Inc.	38,040	2,773,877
Hanger, Inc. (a)	28,559	628,013
HCA Healthcare, Inc.	17,436	2,867,525
National HealthCare Corp.	7,418	492,629
Select Medical Holdings Corp. (a)	98,643	2,728,465
Security Description	Shares	Value
Surgery Partners, Inc. (a)	78,532	$ 2,278,213
Tenet Healthcare Corp. (a)	66,940	2,672,914
The Pennant Group, Inc. (a)	22,980	1,334,219
Universal Health Services, Inc. Class B	20,757	2,854,088
US Physical Therapy, Inc.	16,501	1,984,245
		29,337,046
MANAGED HEALTH CARE — 17.0%
Anthem, Inc.	8,823	2,832,977
Centene Corp. (a)	45,252	2,716,477
HealthEquity, Inc. (a)	42,508	2,963,233
Humana, Inc.	7,024	2,881,736
Magellan Health, Inc. (a)	31,670	2,623,543
Molina Healthcare, Inc. (a)	13,723	2,918,607
Progyny, Inc. (a)	68,579	2,907,064
Triple-S Management Corp. Class B (a)	20,602	439,853
UnitedHealth Group, Inc.	8,151	2,858,393
		23,141,883
TOTAL COMMON STOCKS (Cost $114,543,900)		136,193,712
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	182,329	182,365
State Street Navigator Securities Lending Portfolio II (e) (f)	1,184,822	1,184,822
TOTAL SHORT-TERM INVESTMENTS (Cost $1,367,129)		1,367,187
TOTAL INVESTMENTS — 100.9% (Cost $115,911,029)		137,560,899
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,172,594)
NET ASSETS — 100.0%		$ 136,388,305
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$136,193,712	$—	$—	$136,193,712
Short-Term Investments	1,367,187	—	—	1,367,187
TOTAL INVESTMENTS	$137,560,899	$—	$—	$137,560,899
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	104,863	$ 104,904	$ 438,396	$ 360,911	$(16)	$ (8)	182,329	$ 182,365	$ 92
State Street Navigator Securities Lending Portfolio II	1,401,093	1,401,093	11,248,318	11,464,589	—	—	1,184,822	1,184,822	1,109
Total		$1,505,997	$11,686,714	$11,825,500	$(16)	$ (8)		$1,367,187	$1,201
See accompanying notes to financial statements.
50

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 12.7%
Aon PLC Class A	37,090	$ 7,836,004
Arthur J Gallagher & Co.	63,136	7,810,555
Brown & Brown, Inc.	168,157	7,972,323
eHealth, Inc. (a)	106,605	7,527,379
Marsh & McLennan Cos., Inc.	65,612	7,676,604
Willis Towers Watson PLC	37,058	7,807,380
		46,630,245
LIFE & HEALTH INSURANCE — 28.3%
Aflac, Inc.	168,886	7,510,360
American Equity Investment Life Holding Co.	279,039	7,718,219
Athene Holding, Ltd. Class A (a)	178,438	7,697,815
Brighthouse Financial, Inc. (a)	224,778	8,138,087
CNO Financial Group, Inc.	264,279	5,874,922
Genworth Financial, Inc. Class A (a)	1,460,247	5,519,734
Globe Life, Inc.	80,785	7,671,344
Lincoln National Corp.	147,501	7,420,775
MetLife, Inc.	160,388	7,530,217
Primerica, Inc.	56,304	7,540,795
Principal Financial Group, Inc.	155,239	7,701,407
Prudential Financial, Inc.	96,316	7,519,390
Trupanion, Inc. (a)	73,378	8,784,080
Unum Group	325,295	7,462,267
		104,089,412
MULTI-LINE INSURANCE — 8.4%
American Financial Group, Inc.	85,925	7,528,748
American International Group, Inc.	195,124	7,387,395
Assurant, Inc.	57,214	7,793,691
Hartford Financial Services Group, Inc.	163,767	8,021,308
		30,731,142
PROPERTY & CASUALTY INSURANCE — 41.5%
Allstate Corp.	72,486	7,968,386
Arch Capital Group, Ltd. (a)	224,348	8,092,232
Argo Group International Holdings, Ltd.	40,663	1,776,973
Assured Guaranty, Ltd.	239,906	7,554,640
Axis Capital Holdings, Ltd.	145,923	7,353,060
Chubb, Ltd.	49,273	7,584,100
Cincinnati Financial Corp.	94,397	8,247,466
Security Description	Shares	Value
Erie Indemnity Co. Class A	19,563	$ 4,804,673
Fidelity National Financial, Inc.	202,167	7,902,708
First American Financial Corp.	147,042	7,591,778
Hanover Insurance Group, Inc.	65,172	7,619,910
Kemper Corp.	61,682	4,739,028
Kinsale Capital Group, Inc.	32,024	6,408,963
Loews Corp.	173,398	7,806,378
Markel Corp. (a)	7,499	7,748,717
Mercury General Corp.	56,661	2,958,271
Old Republic International Corp.	403,803	7,958,957
Progressive Corp.	80,246	7,934,725
RLI Corp.	43,285	4,508,133
Selective Insurance Group, Inc.	79,220	5,306,156
Travelers Cos., Inc.	56,122	7,877,845
White Mountains Insurance Group, Ltd.	5,173	5,176,414
WR Berkley Corp.	116,858	7,761,708
		152,681,221
REINSURANCE — 8.9%
Alleghany Corp.	12,938	7,810,541
Enstar Group, Ltd. (a)	12,310	2,522,196
Everest Re Group, Ltd.	32,659	7,645,145
Reinsurance Group of America, Inc.	63,662	7,378,426
RenaissanceRe Holdings, Ltd.	45,241	7,501,863
		32,858,171
TOTAL COMMON STOCKS (Cost $399,737,408)		366,990,191
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c) (Cost $550,810)	550,824	550,934
TOTAL INVESTMENTS — 99.9% (Cost $400,288,218)		367,541,125
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		251,943
NET ASSETS — 100.0%		$ 367,793,068
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to financial statements.
51

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$366,990,191	$—	$—	$366,990,191
Short-Term Investment	550,934	—	—	550,934
TOTAL INVESTMENTS	$367,541,125	$—	$—	$367,541,125
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,176,534	$1,177,005	$7,708,985	$8,334,727	$(202)	$(127)	550,824	$550,934	$477
See accompanying notes to financial statements.
52

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.2%
Alphabet, Inc. Class C (a)	744	$ 1,303,399
ANGI Homeservices, Inc. Class A (a) (b)	111,433	1,470,358
Cargurus, Inc. (a)	46,627	1,479,475
Cars.com, Inc. (a)	81,617	922,272
Eventbrite, Inc. Class A (a) (b)	75,301	1,362,948
EverQuote, Inc. Class A (a)	39,314	1,468,378
Facebook, Inc. Class A (a)	4,848	1,324,280
InterActiveCorp (a)	8,929	1,690,706
Match Group, Inc. (a)	8,953	1,353,604
Pinterest, Inc. Class A (a)	18,643	1,228,574
QuinStreet, Inc. (a)	29,882	640,670
Snap, Inc. Class A (a)	24,866	1,245,041
TripAdvisor, Inc. (a)	46,675	1,343,306
TrueCar, Inc. (a)	113,674	477,431
Twitter, Inc. (a)	25,779	1,395,933
Yelp, Inc. (a)	45,273	1,479,069
Zillow Group, Inc. Class C (a) (b)	10,502	1,363,159
ZoomInfo Technologies, Inc. Class A (a) (b)	31,754	1,531,495
		23,080,098
INTERNET & DIRECT MARKETING RETAIL — 41.5%
1-800-Flowers.com, Inc. Class A (a) (b)	58,761	1,527,786
Amazon.com, Inc. (a)	426	1,387,452
Booking Holdings, Inc. (a)	635	1,414,316
CarParts.com, Inc. (a) (b)	98,227	1,217,033
Chewy, Inc. Class A (a) (b)	15,590	1,401,385
eBay, Inc.	26,991	1,356,298
Etsy, Inc. (a)	7,803	1,388,232
Expedia Group, Inc.	10,780	1,427,272
Groupon, Inc. (a) (b)	38,491	1,462,466
GrubHub, Inc. (a)	18,960	1,408,159
Lands' End, Inc. (a)	22,276	480,493
Magnite, Inc. (a) (b)	68,321	2,098,138
Overstock.com, Inc. (a)	23,915	1,147,203
PetMed Express, Inc. (b)	44,406	1,423,656
Quotient Technology, Inc. (a)	55,378	521,661
Qurate Retail, Inc. Class A	128,433	1,408,910
RealReal, Inc. (a)	84,562	1,652,341
Shutterstock, Inc.	19,623	1,406,969
Stamps.com, Inc. (a)	6,745	1,323,302
Stitch Fix, Inc. Class A (a)	22,092	1,297,242
Wayfair, Inc. Class A (a) (b)	5,447	1,229,987
		27,980,301
INTERNET SERVICES & INFRASTRUCTURE — 24.3%
Akamai Technologies, Inc. (a)	12,816	1,345,552
Security Description	Shares	Value
BigCommerce Holdings, Inc. (a)	18,296	$ 1,173,688
Brightcove, Inc. (a)	13,798	253,883
Endurance International Group Holdings, Inc. (a)	51,501	486,685
Fastly, Inc. Class A (a) (b)	13,857	1,210,686
GoDaddy, Inc. Class A (a)	15,478	1,283,900
Limelight Networks, Inc. (a) (b)	321,859	1,284,217
MongoDB, Inc. (a)	3,901	1,400,615
Okta, Inc. (a)	5,257	1,336,645
Rackspace Technology, Inc. (a)	63,631	1,212,807
Snowflake, Inc. Class A (a) (b)	3,746	1,054,124
Switch, Inc. Class A	84,894	1,389,715
Tucows, Inc. Class A (a)	3,645	269,329
Twilio, Inc. Class A (a)	3,875	1,311,688
VeriSign, Inc. (a)	6,315	1,366,566
		16,380,100
TOTAL COMMON STOCKS (Cost $57,966,885)		67,440,499
SHORT-TERM INVESTMENTS — 16.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	28,677	28,683
State Street Navigator Securities Lending Portfolio II (e) (f)	10,986,975	10,986,975
TOTAL SHORT-TERM INVESTMENTS (Cost $11,015,642)		11,015,658
TOTAL INVESTMENTS — 116.3% (Cost $68,982,527)		78,456,157
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.3)%		(11,003,780)
NET ASSETS — 100.0%		$ 67,452,377
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
53

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$67,440,499	$—	$—	$67,440,499
Short-Term Investments	11,015,658	—	—	11,015,658
TOTAL INVESTMENTS	$78,456,157	$—	$—	$78,456,157
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,245	$ 44,263	$ 1,103,254	$ 1,118,814	$(17)	$ (3)	28,677	$ 28,683	$ 47
State Street Navigator Securities Lending Portfolio II	3,307,256	3,307,256	35,382,372	27,702,653	—	—	10,986,975	10,986,975	8,717
Total		$3,351,519	$36,485,626	$28,821,467	$(17)	$ (3)		$ 11,015,658	$8,764
See accompanying notes to financial statements.
54

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 17.3%
Alcoa Corp. (a)	1,772,097	$ 40,846,836
Arconic Corp. (a)	1,336,302	39,821,800
Century Aluminum Co. (a)	3,371,507	37,187,722
Kaiser Aluminum Corp.	428,044	42,333,551
		160,189,909
COAL & CONSUMABLE FUELS — 4.2%
Arch Resources, Inc. (b)	889,155	38,918,315
COPPER — 4.6%
Freeport-McMoRan, Inc.	1,644,628	42,793,221
DIVERSIFIED METALS & MINING — 7.6%
Compass Minerals International, Inc.	657,768	40,597,441
Materion Corp.	465,123	29,637,638
		70,235,079
GOLD — 14.0%
Coeur Mining, Inc. (a)	4,739,378	49,052,562
Newmont Corp.	687,526	41,175,932
Royal Gold, Inc.	370,382	39,393,830
		129,622,324
SILVER — 5.6%
Hecla Mining Co.	7,951,832	51,527,871
STEEL — 46.6%
Allegheny Technologies, Inc. (a)	2,447,058	41,037,163
Carpenter Technology Corp.	1,434,756	41,780,095
Cleveland-Cliffs, Inc. (c)	2,978,250	43,363,320
Commercial Metals Co.	2,033,865	41,775,587
Nucor Corp.	714,634	38,011,382
Reliance Steel & Aluminum Co.	333,762	39,967,999
Schnitzer Steel Industries, Inc. Class A	810,666	25,868,352
Security Description	Shares	Value
Steel Dynamics, Inc.	1,034,394	$ 38,138,107
United States Steel Corp.	2,210,545	37,070,840
Warrior Met Coal, Inc.	2,079,909	44,343,660
Worthington Industries, Inc.	787,637	40,437,283
		431,793,788
TOTAL COMMON STOCKS (Cost $862,565,725)		925,080,507
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e) (Cost $769,790)	769,668	769,821
TOTAL INVESTMENTS — 100.0% (Cost $863,335,515)		925,850,328
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)		278,013
NET ASSETS — 100.0%		$ 926,128,341
(a)	Non-income producing security.
(b)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$925,080,507	$—	$—	$925,080,507
Short-Term Investment	769,821	—	—	769,821
TOTAL INVESTMENTS	$925,850,328	$—	$—	$925,850,328
See accompanying notes to financial statements.
55

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
Arch Resources, Inc.	541,840	$15,393,674	$ 26,369,962	$ 14,259,912	$(666,272)	$12,080,863	889,155	$38,918,315	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	244,308	244,406	5,820,091	5,294,464	(207)	(5)	769,668	769,821	463
State Street Navigator Securities Lending Portfolio II	15,717,149	15,717,149	95,873,654	111,590,803	—	—	—	—	30,985
Total		$31,355,229	$128,063,707	$131,145,179	$(666,479)	$12,080,858		$39,688,136	$31,448
See accompanying notes to financial statements.
56

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 13.2%
Helmerich & Payne, Inc.	245,486	$ 5,685,456
Patterson-UTI Energy, Inc.	1,117,491	5,878,003
Transocean, Ltd. (a) (b)	2,465,576	5,695,480
		17,258,939
OIL & GAS EQUIPMENT & SERVICES — 86.7%
Archrock, Inc.	681,277	5,899,859
Aspen Aerogels, Inc. (a)	421,523	7,035,219
Baker Hughes Co.	274,074	5,714,443
Bristow Group, Inc. (a)	213,147	5,610,029
Cactus, Inc. Class A	230,804	6,017,060
ChampionX Corp. (a)	448,287	6,858,791
Core Laboratories NV	213,882	5,670,012
DMC Global, Inc.	131,832	5,701,734
Dril-Quip, Inc. (a)	189,717	5,619,418
Halliburton Co.	313,326	5,921,861
Helix Energy Solutions Group, Inc. (a)	1,482,877	6,228,083
Liberty Oilfield Services, Inc. Class A	560,763	5,781,467
NexTier Oilfield Solutions, Inc. (a)	1,597,237	5,494,495
Nov, Inc.	433,886	5,957,255
Oceaneering International, Inc. (a)	757,714	6,023,826
ProPetro Holding Corp. (a)	832,876	6,154,954
Schlumberger NV	270,848	5,912,612
TechnipFMC PLC	642,528	6,039,763
Tidewater, Inc. (a)	655,406	5,662,708
		113,303,589
TOTAL COMMON STOCKS (Cost $163,756,630)		130,562,528
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	116,034	$ 116,057
State Street Navigator Securities Lending Portfolio II (e) (f)	4,161,163	4,161,163
TOTAL SHORT-TERM INVESTMENTS (Cost $4,277,208)		4,277,220
TOTAL INVESTMENTS — 103.2% (Cost $168,033,838)		134,839,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(4,171,776)
NET ASSETS — 100.0%		$ 130,667,972
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$130,562,528	$—	$—	$130,562,528
Short-Term Investments	4,277,220	—	—	4,277,220
TOTAL INVESTMENTS	$134,839,748	$—	$—	$134,839,748
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	80,412	$ 80,444	$ 1,705,655	$ 1,670,008	$(14)	$(20)	116,034	$ 116,057	$ 69
State Street Navigator Securities Lending Portfolio II	5,102,766	5,102,766	32,124,783	33,066,386	—	—	4,161,163	4,161,163	9,128
Total		$5,183,210	$33,830,438	$34,736,394	$(14)	$(20)		$4,277,220	$9,197
See accompanying notes to financial statements.
57

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aerie Pharmaceuticals, Inc. (a) (b)	219,907	$ 2,970,943
Amneal Pharmaceuticals, Inc. (a)	421,351	1,925,574
Amphastar Pharmaceuticals, Inc. (a)	66,769	1,342,724
Arvinas Inc. (a)	126,549	10,747,806
Axsome Therapeutics, Inc. (a) (b)	96,903	7,894,687
BioDelivery Sciences International, Inc. (a)	271,102	1,138,628
Bristol-Myers Squibb Co.	193,706	12,015,583
Cara Therapeutics, Inc. (a) (b)	135,441	2,049,222
Catalent, Inc. (a)	123,509	12,853,582
Collegium Pharmaceutical, Inc. (a)	96,746	1,937,822
Corcept Therapeutics, Inc. (a)	245,899	6,432,718
Cymabay Therapeutics, Inc. (a)	414,974	2,381,951
Elanco Animal Health, Inc. (a)	410,534	12,591,078
Eli Lilly & Co.	73,494	12,408,727
Endo International PLC (a)	1,145,539	8,224,970
Horizon Therapeutics PLC (a)	155,641	11,385,139
Innoviva, Inc. (a)	231,474	2,867,963
Intra-Cellular Therapies, Inc. (a)	283,756	9,023,441
Jazz Pharmaceuticals PLC (a)	80,809	13,337,525
Johnson & Johnson	76,899	12,102,365
Marinus Pharmaceuticals, Inc. (a) (b)	203,473	2,482,371
Merck & Co., Inc.	141,777	11,597,359
Nektar Therapeutics (a)	406,163	6,904,771
NGM Biopharmaceuticals, Inc. (a) (b)	32,452	983,133
Ocular Therapeutix, Inc. (a)	188,168	3,895,078
Omeros Corp. (a) (b)	195,548	2,793,403
Pacira BioSciences, Inc. (a)	154,396	9,239,057
Perrigo Co. PLC	246,012	11,001,657
Pfizer, Inc.	286,036	10,528,985
Phathom Pharmaceuticals, Inc. (a) (b)	14,626	485,876
Phibro Animal Health Corp. Class A	47,768	927,654
Prestige Consumer Healthcare, Inc. (a)	114,097	3,978,562
Provention Bio, Inc. (a) (b)	145,722	2,468,531
Security Description	Shares	Value
Reata Pharmaceuticals, Inc. Class A (a) (b)	82,465	$ 10,194,323
Relmada Therapeutics, Inc. (a) (b)	28,609	917,491
Revance Therapeutics, Inc. (a)	192,430	5,453,466
Royalty Pharma PLC Class A (b)	277,335	13,880,617
Supernus Pharmaceuticals, Inc. (a)	140,804	3,542,629
Theravance Biopharma, Inc. (a) (b)	101,244	1,799,106
Viatris, Inc. (a)	678,305	12,711,436
Zoetis, Inc.	73,728	12,201,984
Zogenix, Inc. (a)	336,912	6,734,871
TOTAL COMMON STOCKS (Cost $262,878,760)		280,354,808
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	445,503	445,592
State Street Navigator Securities Lending Portfolio II (e) (f)	12,801,366	12,801,366
TOTAL SHORT-TERM INVESTMENTS (Cost $13,246,958)		13,246,958
TOTAL INVESTMENTS — 104.5% (Cost $276,125,718)		293,601,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(12,695,008)
NET ASSETS — 100.0%		$ 280,906,758
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
58

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$280,354,808	$—	$—	$280,354,808
Short-Term Investments	13,246,958	—	—	13,246,958
TOTAL INVESTMENTS	$293,601,766	$—	$—	$293,601,766
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,811	$ 149,871	$ 1,386,438	$ 1,090,657	$103	$(163)	445,503	$ 445,592	$ 151
State Street Navigator Securities Lending Portfolio II	10,117,542	10,117,542	70,616,478	67,932,654	—	—	12,801,366	12,801,366	15,807
Total		$10,267,413	$72,002,916	$ 69,023,311	$103	$(163)		$13,246,958	$15,958
See accompanying notes to financial statements.
59

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 17.3%
Abercrombie & Fitch Co. Class A	357,283	$ 7,274,282
American Eagle Outfitters, Inc. (a)	378,890	7,604,322
Boot Barn Holdings, Inc. (b)	184,708	8,008,939
Buckle, Inc. (a)	193,988	5,664,450
Burlington Stores, Inc. (b)	32,210	8,424,526
Caleres, Inc.	281,417	4,404,176
Children's Place, Inc.	169,896	8,511,790
Designer Brands, Inc. Class A	957,222	7,322,748
Foot Locker, Inc.	175,878	7,112,506
Gap, Inc.	354,540	7,158,163
Genesco, Inc. (b)	137,027	4,123,142
Guess?, Inc. (a)	382,015	8,641,179
L Brands, Inc.	186,955	6,952,857
Ross Stores, Inc.	65,522	8,046,757
TJX Cos., Inc.	111,898	7,641,514
Urban Outfitters, Inc. (b)	277,484	7,103,590
Zumiez, Inc. (b)	142,703	5,248,616
		119,243,557
AUTOMOTIVE RETAIL — 18.9%
Advance Auto Parts, Inc.	46,890	7,385,644
America's Car-Mart, Inc. (b)	22,864	2,511,382
Asbury Automotive Group, Inc. (b)	51,530	7,509,982
AutoNation, Inc. (b)	110,499	7,711,725
AutoZone, Inc. (b)	6,399	7,585,631
Blink Charging Co. (a) (b)	271,368	11,600,982
Camping World Holdings, Inc. Class A (a)	259,827	6,768,493
CarMax, Inc. (b)	78,702	7,434,191
Carvana Co. (a) (b)	28,622	6,856,114
Group 1 Automotive, Inc.	60,427	7,924,397
Lithia Motors, Inc. Class A	27,309	7,992,525
Monro, Inc.	153,998	8,208,093
Murphy USA, Inc.	58,983	7,719,105
O'Reilly Automotive, Inc. (b)	16,499	7,466,953
Penske Automotive Group, Inc. (a)	127,552	7,575,313
Sonic Automotive, Inc. Class A	166,496	6,421,751
TravelCenters of America, Inc. (b)	85,040	2,772,304
Vroom, Inc. (a) (b)	212,903	8,722,636
		130,167,221
COMPUTER & ELECTRONICS RETAIL — 3.8%
Best Buy Co., Inc.	73,478	7,332,370
GameStop Corp. Class A (a) (b)	555,374	10,463,246
Rent-A-Center, Inc.	216,521	8,290,589
		26,086,205
Security Description	Shares	Value
DEPARTMENT STORES — 3.3%
Kohl's Corp.	193,302	$ 7,865,458
Macy's, Inc.	667,157	7,505,516
Nordstrom, Inc. (a)	239,842	7,485,469
		22,856,443
DRUG RETAIL — 1.9%
Rite Aid Corp. (a) (b)	400,442	6,338,997
Walgreens Boots Alliance, Inc.	177,997	7,098,520
		13,437,517
FOOD RETAIL — 6.3%
Albertsons Cos., Inc. Class A (a) (b)	482,512	8,482,561
Casey's General Stores, Inc.	42,142	7,527,404
Grocery Outlet Holding Corp. (b)	194,527	7,635,185
Ingles Markets, Inc. Class A	51,608	2,201,597
Kroger Co.	235,870	7,491,231
Sprouts Farmers Market, Inc. (b)	375,416	7,545,862
Weis Markets, Inc.	47,672	2,279,198
		43,163,038
GENERAL MERCHANDISE STORES — 5.4%
Big Lots, Inc. (a)	164,052	7,042,753
Dollar General Corp.	35,782	7,524,955
Dollar Tree, Inc. (b)	69,377	7,495,491
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	93,155	7,617,284
Target Corp.	43,053	7,600,146
		37,280,629
HYPERMARKETS & SUPER CENTERS — 4.1%
BJ's Wholesale Club Holdings, Inc. (b)	196,909	7,340,767
Costco Wholesale Corp.	19,704	7,424,073
PriceSmart, Inc.	64,533	5,878,311
Walmart, Inc.	50,291	7,249,448
		27,892,599
INTERNET & DIRECT MARKETING RETAIL — 22.6%
1-800-Flowers.com, Inc. Class A (a) (b)	327,368	8,511,568
Amazon.com, Inc. (b)	2,371	7,722,181
Booking Holdings, Inc. (b)	3,542	7,888,990
CarParts.com, Inc. (a) (b)	547,564	6,784,318
Chewy, Inc. Class A (a) (b)	86,855	7,807,396
eBay, Inc.	150,462	7,560,715
Etsy, Inc. (b)	43,481	7,735,705
Expedia Group, Inc.	60,084	7,955,122
Groupon, Inc. (a) (b)	214,442	8,147,724
GrubHub, Inc. (b)	105,691	7,849,671
Lands' End, Inc. (b)	110,944	2,393,062

See accompanying notes to financial statements.
60

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Magnite, Inc. (a) (b)	380,644	$ 11,689,577
Overstock.com, Inc. (b)	133,238	6,391,427
PetMed Express, Inc. (a)	247,395	7,931,484
Quotient Technology, Inc. (b)	276,452	2,604,178
Qurate Retail, Inc. Class A	715,933	7,853,785
RealReal, Inc. (b)	471,136	9,205,997
Shutterstock, Inc.	109,379	7,842,474
Stamps.com, Inc. (b)	37,597	7,376,155
Stitch Fix, Inc. Class A (b)	123,083	7,227,434
Wayfair, Inc. Class A (a) (b)	30,344	6,851,979
		155,330,942
SPECIALTY STORES — 16.1%
Dick's Sporting Goods, Inc.	138,045	7,759,510
Five Below, Inc. (b)	45,141	7,898,772
Hibbett Sports, Inc. (b)	160,206	7,398,313
MarineMax, Inc. (b)	180,681	6,329,255
Michaels Cos., Inc. (a) (b)	583,435	7,590,489
National Vision Holdings, Inc. (b)	165,703	7,504,689
ODP Corp.	232,117	6,801,028
Party City Holdco, Inc. (b)	1,356,344	8,341,516
Sally Beauty Holdings, Inc. (b)	632,344	8,245,766
Signet Jewelers, Ltd. (a)	280,109	7,638,572
Sportsman's Warehouse Holdings, Inc. (b)	626,444	10,994,092
Tiffany & Co.	56,335	7,405,236
Tractor Supply Co.	53,314	7,494,882
Ulta Beauty, Inc. (b)	27,849	7,997,119
Winmark Corp.	7,975	1,481,755
		110,880,994
TOTAL COMMON STOCKS (Cost $669,367,401)		686,339,145
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	1,480,141	$ 1,480,437
State Street Navigator Securities Lending Portfolio II (e) (f)	51,950,208	51,950,208
TOTAL SHORT-TERM INVESTMENTS (Cost $53,430,558)		53,430,645
TOTAL INVESTMENTS — 107.5% (Cost $722,797,959)		739,769,790
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(51,752,923)
NET ASSETS — 100.0%		$ 688,016,867
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$686,339,145	$—	$—	$686,339,145
Short-Term Investments	53,430,645	—	—	53,430,645
TOTAL INVESTMENTS	$739,769,790	$—	$—	$739,769,790
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,636	$ 219,724	$ 7,874,836	$ 6,613,973	$(115)	$(35)	1,480,141	$ 1,480,437	$ 428
State Street Navigator Securities Lending Portfolio II	19,064,864	19,064,864	194,887,281	162,001,937	—	—	51,950,208	51,950,208	390,495
Total		$19,284,588	$ 202,762,117	$168,615,910	$(115)	$(35)		$53,430,645	$390,923
See accompanying notes to financial statements.
61

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	259,131	$ 23,764,904
Ambarella, Inc. (a)	268,529	24,656,333
Analog Devices, Inc.	168,234	24,853,209
Broadcom, Inc.	58,527	25,626,047
CEVA, Inc. (a)	188,247	8,565,239
Cirrus Logic, Inc. (a)	304,560	25,034,832
Cree, Inc. (a)	255,981	27,108,388
Diodes, Inc. (a)	332,795	23,462,048
DSP Group, Inc. (a)	173,970	2,886,162
First Solar, Inc. (a)	274,990	27,202,011
Impinj, Inc. (a) (b)	241,052	10,092,847
Inphi Corp. (a)	159,300	25,562,871
Intel Corp.	477,587	23,793,384
Lattice Semiconductor Corp. (a)	560,225	25,669,510
MACOM Technology Solutions Holdings, Inc. (a) (b)	474,248	26,102,610
Marvell Technology Group, Ltd.	553,158	26,297,131
Maxim Integrated Products, Inc.	282,093	25,007,544
MaxLinear, Inc. (a) (b)	589,234	22,502,846
Microchip Technology, Inc.	168,916	23,328,989
Micron Technology, Inc. (a)	336,766	25,318,068
Monolithic Power Systems, Inc.	77,473	28,372,937
NVIDIA Corp.	45,634	23,830,075
NXP Semiconductors NV	151,166	24,036,906
ON Semiconductor Corp. (a)	774,695	25,355,767
Power Integrations, Inc.	326,444	26,722,706
Qorvo, Inc. (a)	155,610	25,873,275
QUALCOMM, Inc.	164,595	25,074,402
Rambus, Inc. (a)	723,118	12,625,640
Semtech Corp. (a)	339,855	24,500,147
Silicon Laboratories, Inc. (a)	198,012	25,214,848
SiTime Corp. (a)	165,154	18,485,687
Skyworks Solutions, Inc.	170,551	26,073,837
SMART Global Holdings, Inc. (a)	202,059	7,603,480
SunPower Corp. (a) (b)	1,104,796	28,326,969
Security Description	Shares	Value
Synaptics, Inc. (a)	301,472	$ 29,061,901
Texas Instruments, Inc.	147,864	24,268,918
Universal Display Corp.	102,423	23,536,805
Xilinx, Inc.	165,193	23,419,412
TOTAL COMMON STOCKS (Cost $646,400,678)		869,218,685
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	1,247,415	1,247,664
State Street Navigator Securities Lending Portfolio II (e) (f)	3,518,676	3,518,676
TOTAL SHORT-TERM INVESTMENTS (Cost $4,766,340)		4,766,340
TOTAL INVESTMENTS — 100.4% (Cost $651,167,018)		873,985,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,629,363)
NET ASSETS — 100.0%		$ 870,355,662
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$869,218,685	$—	$—	$869,218,685
Short-Term Investments	4,766,340	—	—	4,766,340
TOTAL INVESTMENTS	$873,985,025	$—	$—	$873,985,025
See accompanying notes to financial statements.
62

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	761,303	$ 761,608	$ 2,752,722	$ 2,266,549	$(117)	$—	1,247,415	$1,247,664	$ 370
State Street Navigator Securities Lending Portfolio II	12,851,418	12,851,418	58,760,299	68,093,041	—	—	3,518,676	3,518,676	15,592
Total		$13,613,026	$61,513,021	$70,359,590	$(117)	$—		$4,766,340	$15,962
See accompanying notes to financial statements.
63

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 53.0%
2U, Inc. (a) (b)	56,641	$ 2,266,206
8x8, Inc. (a)	60,920	2,099,912
ACI Worldwide, Inc. (a)	48,667	1,870,273
Adobe, Inc. (a)	4,017	2,008,982
Agilysys, Inc. (a)	48,188	1,849,455
Alarm.com Holdings, Inc. (a)	24,556	2,540,318
Altair Engineering, Inc. Class A (a) (b)	33,834	1,968,462
Alteryx, Inc. Class A (a) (b)	16,199	1,972,876
American Software, Inc. Class A	67,835	1,164,727
Anaplan, Inc. (a)	27,247	1,957,697
ANSYS, Inc. (a)	5,703	2,074,751
Appfolio, Inc. Class A (a) (b)	11,314	2,036,973
Aspen Technology, Inc. (a)	14,173	1,846,033
Autodesk, Inc. (a)	6,835	2,086,999
Avalara, Inc. (a)	11,566	1,907,118
Avaya Holdings Corp. (a)	91,248	1,747,399
Benefitfocus, Inc. (a)	141,395	2,047,400
Bill.Com Holdings, Inc. (a)	13,329	1,819,409
Blackbaud, Inc.	34,187	1,967,804
Blackline, Inc. (a) (b)	15,111	2,015,505
Bottomline Technologies DE, Inc. (a)	38,799	2,046,259
Box, Inc. Class A (a)	110,054	1,986,475
Cadence Design Systems, Inc. (a)	16,130	2,200,616
CDK Global, Inc.	37,721	1,955,079
Cerence, Inc. (a) (b)	21,188	2,128,970
Ceridian HCM Holding, Inc. (a)	19,532	2,081,330
ChannelAdvisor Corp. (a)	134,814	2,154,328
Citrix Systems, Inc.	14,631	1,903,493
Cloudera, Inc. (a) (b)	156,308	2,174,244
Cornerstone OnDemand, Inc. (a)	43,437	1,912,965
Coupa Software, Inc. (a) (b)	6,004	2,034,816
Datadog, Inc. Class A (a)	19,313	1,901,172
Digimarc Corp. (a) (b)	36,503	1,724,402
Digital Turbine, Inc. (a)	43,901	2,483,041
DocuSign, Inc. (a)	8,478	1,884,659
Domo, Inc. Class B (a)	40,934	2,610,361
Dropbox, Inc. Class A (a)	85,000	1,886,150
Duck Creek Technologies, Inc. (a)	48,569	2,103,038
Dynatrace, Inc. (a)	48,903	2,116,033
Ebix, Inc. (b)	52,706	2,001,247
Elastic NV (a)	13,513	1,974,655
Envestnet, Inc. (a)	23,485	1,932,581
Everbridge, Inc. (a) (b)	14,718	2,194,012
Fair Isaac Corp. (a)	3,735	1,908,734
Five9, Inc. (a)	11,759	2,050,770
Guidewire Software, Inc. (a)	15,513	1,996,988
HubSpot, Inc. (a)	4,885	1,936,609
Security Description	Shares	Value
InterDigital, Inc.	31,359	$ 1,902,864
Intuit, Inc.	5,246	1,992,693
J2 Global, Inc. (a)	19,021	1,858,161
Jamf Holding Corp. (a)	59,313	1,774,645
LivePerson, Inc. (a) (b)	32,964	2,051,350
Manhattan Associates, Inc. (a)	19,134	2,012,514
Medallia, Inc. (a) (b)	56,093	1,863,409
MicroStrategy, Inc. Class A (a)	6,685	2,597,457
Mimecast, Ltd. (a)	39,868	2,266,097
Mitek Systems, Inc. (a) (b)	134,434	2,390,237
Model N, Inc. (a) (b)	58,622	2,091,633
New Relic, Inc. (a)	29,497	1,929,104
Nuance Communications, Inc. (a) (b)	43,800	1,931,142
Nutanix, Inc. Class A (a)	61,449	1,958,380
Pagerduty, Inc. (a) (b)	44,200	1,843,140
Paycom Software, Inc. (a)	4,509	2,039,195
Paylocity Holding Corp. (a)	9,950	2,048,805
Pegasystems, Inc. (b)	15,265	2,034,214
Pluralsight, Inc. Class A (a)	100,719	2,111,070
PROS Holdings, Inc. (a)	41,531	2,108,529
PTC, Inc. (a)	16,920	2,023,801
Q2 Holdings, Inc. (a)	16,359	2,069,904
QAD, Inc. Class A	15,980	1,009,616
RealPage, Inc. (a)	28,129	2,453,974
RingCentral, Inc. Class A (a)	5,385	2,040,753
Riot Blockchain, Inc. (a)	220,746	3,750,475
salesforce.com, Inc. (a)	8,596	1,912,868
Slack Technologies, Inc. Class A (a)	45,257	1,911,656
Smartsheet, Inc. Class A (a)	26,591	1,842,490
Splunk, Inc. (a)	12,312	2,091,686
Sprout Social, Inc. Class A (a)	41,333	1,876,932
SPS Commerce, Inc. (a)	19,746	2,144,218
SS&C Technologies Holdings, Inc.	26,751	1,946,135
SVMK, Inc. (a)	83,369	2,130,078
Synopsys, Inc. (a)	8,086	2,096,215
Trade Desk, Inc. Class A (a)	2,065	1,654,065
Tyler Technologies, Inc. (a)	4,240	1,850,845
Upland Software, Inc. (a)	43,896	2,014,387
Verint Systems, Inc. (a)	32,363	2,174,146
Veritone, Inc. (a)	61,706	1,755,536
Vertex, Inc. Class A (a)	70,127	2,443,926
VirnetX Holding Corp. (b)	251,774	1,268,941
Workday, Inc. Class A (a)	8,719	2,089,160
Workiva, Inc. (a)	24,036	2,202,178
Yext, Inc. (a) (b)	126,600	1,990,152
Zendesk, Inc. (a)	13,746	1,967,328
Zix Corp. (a) (b)	253,199	2,185,107
Zoom Video Communications, Inc. Class A (a)	4,815	1,624,196
		191,856,733

See accompanying notes to financial statements.
64

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DATA PROCESSING & OUTSOURCED SERVICES — 18.9%
Alliance Data Systems Corp.	26,306	$ 1,949,275
Automatic Data Processing, Inc.	11,016	1,941,019
Black Knight, Inc. (a)	21,766	1,923,026
Broadridge Financial Solutions, Inc.	12,949	1,983,787
Cardtronics PLC Class A (a)	52,969	1,869,806
Cass Information Systems, Inc.	23,784	925,435
Conduent, Inc. (a)	364,471	1,749,461
CSG Systems International, Inc.	44,293	1,996,285
Euronet Worldwide, Inc. (a)	14,385	2,084,674
EVERTEC, Inc.	47,435	1,865,144
Evo Payments, Inc. Class A (a)	74,966	2,024,832
ExlService Holdings, Inc. (a)	22,925	1,951,605
Fidelity National Information Services, Inc.	12,932	1,829,361
Fiserv, Inc. (a)	16,649	1,895,655
FleetCor Technologies, Inc. (a)	6,985	1,905,718
Genpact, Ltd.	47,343	1,958,106
Global Payments, Inc.	9,953	2,144,075
I3 Verticals, Inc. Class A (a) (b)	64,365	2,136,918
International Money Express, Inc. (a)	114,333	1,774,448
Jack Henry & Associates, Inc.	12,268	1,987,293
Mastercard, Inc. Class A	5,839	2,084,173
MAXIMUS, Inc.	26,187	1,916,627
NIC, Inc.	78,411	2,025,356
Paychex, Inc.	20,820	1,940,008
PayPal Holdings, Inc. (a)	8,930	2,091,406
Repay Holdings Corp. (a)	82,935	2,259,979
Sabre Corp.	174,262	2,094,629
Shift4 Payments, Inc. Class A (a)	30,690	2,314,026
Square, Inc. Class A (a)	8,827	1,921,108
Sykes Enterprises, Inc. (a)	48,804	1,838,447
TTEC Holdings, Inc.	26,187	1,909,818
Verra Mobility Corp. (a) (b)	142,981	1,918,805
Visa, Inc. Class A	9,269	2,027,408
Western Union Co.	86,383	1,895,243
WEX, Inc. (a)	10,181	2,072,139
		68,205,095
INTERACTIVE HOME ENTERTAINMENT — 2.8%
Activision Blizzard, Inc.	22,844	2,121,066
Electronic Arts, Inc.	14,077	2,021,457
Glu Mobile, Inc. (a)	208,923	1,882,396
Take-Two Interactive Software, Inc. (a)	10,051	2,088,498
Zynga, Inc. Class A (a)	219,983	2,171,232
		10,284,649
Security Description	Shares	Value
IT CONSULTING & OTHER SERVICES — 9.4%
Accenture PLC Class A	7,776	$ 2,031,169
Booz Allen Hamilton Holding Corp.	21,781	1,898,868
CACI International, Inc. Class A (a)	7,873	1,962,975
Cognizant Technology Solutions Corp. Class A	24,350	1,995,482
DXC Technology Co.	79,885	2,057,039
EPAM Systems, Inc. (a)	5,951	2,132,541
Gartner, Inc. (a)	12,352	1,978,667
International Business Machines Corp.	15,383	1,936,412
KBR, Inc.	67,336	2,082,702
Leidos Holdings, Inc.	18,133	1,906,141
LiveRamp Holdings, Inc. (a)	27,270	1,995,891
ManTech International Corp. Class A	23,493	2,089,467
Perficient, Inc. (a)	40,943	1,950,934
Perspecta, Inc.	81,555	1,963,844
Science Applications International Corp.	19,354	1,831,663
Unisys Corp. (a) (b)	109,676	2,158,424
Virtusa Corp. (a)	38,028	1,944,372
		33,916,591
SYSTEMS SOFTWARE — 15.9%
A10 Networks, Inc. (a)	240,461	2,370,945
Appian Corp. (a) (b)	12,505	2,026,935
Cloudflare, Inc. Class A (a)	23,197	1,762,740
CommVault Systems, Inc. (a)	36,784	2,036,730
Crowdstrike Holdings, Inc. Class A (a)	10,866	2,301,636
FireEye, Inc. (a)	138,225	3,187,468
Fortinet, Inc. (a)	14,892	2,211,909
Microsoft Corp.	8,964	1,993,773
NortonLifeLock, Inc.	97,583	2,027,775
OneSpan, Inc. (a)	93,479	1,933,146
Oracle Corp.	31,540	2,040,323
Palo Alto Networks, Inc. (a)	6,167	2,191,690
Ping Identity Holding Corp. (a) (b)	70,050	2,006,232
Progress Software Corp.	45,613	2,061,251
Proofpoint, Inc. (a)	16,177	2,206,705
Qualys, Inc. (a)	20,113	2,451,171
Rapid7, Inc. (a) (b)	26,385	2,378,872
SailPoint Technologies Holding, Inc. (a)	39,253	2,089,830
ServiceNow, Inc. (a)	3,557	1,957,879
SolarWinds Corp. (a) (b)	81,176	1,213,581
Tenable Holdings, Inc. (a)	51,114	2,671,218
Teradata Corp. (a) (b)	82,506	1,853,910
Varonis Systems, Inc. (a) (b)	14,147	2,314,591
VMware, Inc. Class A (a) (b)	13,476	1,890,144
Xperi Holding Corp.	97,883	2,045,755

See accompanying notes to financial statements.
65

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	10,509	$ 2,098,752
Zuora, Inc. Class A (a)	157,338	2,191,718
		57,516,679
TOTAL COMMON STOCKS (Cost $288,177,407)		361,779,747
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	134,193	134,220
State Street Navigator Securities Lending Portfolio II (e) (f)	14,313,483	14,313,483
TOTAL SHORT-TERM INVESTMENTS (Cost $14,447,703)		14,447,703
TOTAL INVESTMENTS — 104.0% (Cost $302,625,110)		376,227,450
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(14,380,495)
NET ASSETS — 100.0%		$ 361,846,955

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$361,779,747	$—	$—	$361,779,747
Short-Term Investments	14,447,703	—	—	14,447,703
TOTAL INVESTMENTS	$376,227,450	$—	$—	$376,227,450
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	608,731	$ 608,974	$ 2,241,944	$ 2,716,659	$33	$(72)	134,193	$ 134,220	$ —
State Street Navigator Securities Lending Portfolio II	10,181,710	10,181,710	62,636,453	58,504,680	—	—	14,313,483	14,313,483	22,399
Total		$10,790,684	$64,878,397	$61,221,339	$33	$(72)		$14,447,703	$22,399
See accompanying notes to financial statements.
66

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 22.4%
Anterix, Inc. (a) (b)	12,339	$ 463,946
Bandwidth, Inc. Class A (a) (b)	10,139	1,558,060
CenturyLink, Inc.	168,179	1,639,745
Cogent Communications Holdings, Inc.	29,335	1,756,286
Iridium Communications, Inc. (a)	51,618	2,029,878
Liberty Global PLC Class C (a)	74,444	1,760,601
Liberty Latin America, Ltd. Class C (a)	114,587	1,270,770
ORBCOMM, Inc. (a)	28,190	209,170
Vonage Holdings Corp. (a)	127,891	1,646,597
		12,335,053
COMMUNICATIONS EQUIPMENT — 59.0%
Acacia Communications, Inc. (a)	24,398	1,780,078
ADTRAN, Inc.	20,088	296,700
Arista Networks, Inc. (a)	6,179	1,795,432
Calix, Inc. (a)	64,089	1,907,289
Ciena Corp. (a)	35,845	1,894,408
Cisco Systems, Inc.	38,667	1,730,348
CommScope Holding Co., Inc. (a)	129,928	1,741,035
Comtech Telecommunications Corp.	20,308	420,172
Digi International, Inc. (a)	12,487	236,004
EchoStar Corp. Class A (a)	33,815	716,540
Extreme Networks, Inc. (a)	66,486	458,089
F5 Networks, Inc. (a)	9,941	1,749,020
Harmonic, Inc. (a) (b)	54,807	405,024
Infinera Corp. (a) (b)	122,760	1,286,525
Inseego Corp. (a) (b)	124,589	1,927,392
Juniper Networks, Inc.	78,181	1,759,854
Lumentum Holdings, Inc. (a)	19,784	1,875,523
Motorola Solutions, Inc.	10,177	1,730,701
NETGEAR, Inc. (a)	27,405	1,113,465
NetScout Systems, Inc. (a)	34,871	956,163
Plantronics, Inc.	53,003	1,432,671
Ubiquiti, Inc. (b)	6,546	1,823,126
ViaSat, Inc. (a) (b)	49,177	1,605,629
Viavi Solutions, Inc. (a)	128,369	1,922,326
		32,563,514
INTEGRATED TELECOMMUNICATION SERVICES — 6.7%
AT&T, Inc.	55,265	1,589,421
Security Description	Shares	Value
ATN International, Inc.	5,344	$ 223,165
Consolidated Communications Holdings, Inc. (a)	46,805	228,877
Verizon Communications, Inc.	28,397	1,668,324
		3,709,787
WIRELESS TELECOMMUNICATION SERVICES — 11.7%
Boingo Wireless, Inc. (a)	34,041	433,001
Gogo, Inc. (a) (b)	169,346	1,630,802
Shenandoah Telecommunications Co.	17,659	763,752
Telephone & Data Systems, Inc.	77,101	1,431,766
T-Mobile US, Inc. (a)	13,059	1,761,006
United States Cellular Corp. (a)	14,970	459,429
		6,479,756
TOTAL COMMON STOCKS (Cost $49,797,956)		55,088,110
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	95,720	95,739
State Street Navigator Securities Lending Portfolio II (e) (f)	5,563,140	5,563,140
TOTAL SHORT-TERM INVESTMENTS (Cost $5,658,856)		5,658,879
TOTAL INVESTMENTS — 110.1% (Cost $55,456,812)		60,746,989
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(5,560,061)
NET ASSETS — 100.0%		$ 55,186,928
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
67

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 55,088,110	$—	$—	$ 55,088,110
Short-Term Investments	5,658,879	—	—	5,658,879
TOTAL INVESTMENTS	$60,746,989	$—	$—	$60,746,989
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	74,038	$ 74,068	$ 935,135	$ 913,435	$(26)	$ (3)	95,720	$ 95,739	$ 75
State Street Navigator Securities Lending Portfolio II	1,586,316	1,586,316	30,764,205	26,787,381	—	—	5,563,140	5,563,140	123,946
Total		$1,660,384	$31,699,340	$27,700,816	$(26)	$ (3)		$5,658,879	$124,021
See accompanying notes to financial statements.
68

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 22.5%
Air Transport Services Group, Inc. (a)	321,419	$ 10,073,271
Atlas Air Worldwide Holdings, Inc. (a)	206,457	11,260,165
C.H. Robinson Worldwide, Inc.	122,356	11,485,558
Echo Global Logistics, Inc. (a)	105,347	2,825,406
Expeditors International of Washington, Inc.	125,861	11,970,640
FedEx Corp.	39,336	10,212,412
Forward Air Corp.	114,692	8,812,933
Hub Group, Inc. Class A (a)	159,968	9,118,176
United Parcel Service, Inc. Class B	67,681	11,397,480
XPO Logistics, Inc. (a)	94,313	11,242,110
		98,398,151
AIRLINES — 25.2%
Alaska Air Group, Inc.	228,602	11,887,304
Allegiant Travel Co.	65,225	12,343,179
American Airlines Group, Inc. (b)	668,821	10,547,307
Delta Air Lines, Inc.	272,934	10,974,676
Hawaiian Holdings, Inc.	592,663	10,490,135
JetBlue Airways Corp. (a)	769,753	11,192,209
SkyWest, Inc.	265,341	10,695,896
Southwest Airlines Co.	248,271	11,571,911
Spirit Airlines, Inc. (a) (b)	434,713	10,628,733
United Airlines Holdings, Inc. (a)	235,535	10,186,889
		110,518,239
AIRPORT SERVICES — 3.0%
Macquarie Infrastructure Corp.	345,099	12,958,467
MARINE — 4.4%
Kirby Corp. (a)	209,269	10,846,412
Matson, Inc.	150,362	8,566,123
		19,412,535
RAILROADS — 10.6%
CSX Corp.	126,009	11,435,317
Kansas City Southern	57,990	11,837,499
Norfolk Southern Corp.	48,397	11,499,611
Union Pacific Corp.	56,069	11,674,687
		46,447,114
Security Description	Shares	Value
TRUCKING — 34.2%
AMERCO	24,655	$ 11,192,384
ArcBest Corp.	109,217	4,660,289
Avis Budget Group, Inc. (a)	291,832	10,885,334
Heartland Express, Inc.	283,395	5,129,449
JB Hunt Transport Services, Inc.	82,057	11,213,089
Knight-Swift Transportation Holdings, Inc.	277,547	11,607,016
Landstar System, Inc.	82,166	11,064,474
Lyft, Inc. Class A (a)	243,252	11,950,971
Marten Transport, Ltd.	288,722	4,974,680
Old Dominion Freight Line, Inc.	56,795	11,085,248
Ryder System, Inc.	181,894	11,233,773
Saia, Inc. (a)	61,827	11,178,322
Schneider National, Inc. Class B	542,732	11,234,552
Uber Technologies, Inc. (a)	216,503	11,041,653
Werner Enterprises, Inc.	284,867	11,172,484
		149,623,718
TOTAL COMMON STOCKS (Cost $376,936,441)		437,358,224
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d) (Cost $375,576)	375,610	375,686
TOTAL INVESTMENTS — 100.0% (Cost $377,312,017)		437,733,910
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		5,593
NET ASSETS — 100.0%		$ 437,739,503
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$437,358,224	$—	$—	$437,358,224
Short-Term Investment	375,686	—	—	375,686
TOTAL INVESTMENTS	$437,733,910	$—	$—	$437,733,910
See accompanying notes to financial statements.
69

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	187,689	$ 187,764	$ 2,401,783	$ 2,213,770	$(74)	$(17)	375,610	$375,686	$ 230
State Street Navigator Securities Lending Portfolio II	4,645,273	4,645,273	60,477,610	65,122,883	—	—	—	—	13,689
Total		$4,833,037	$62,879,393	$67,336,653	$(74)	$(17)		$375,686	$13,919
See accompanying notes to financial statements.
70

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Hexcel Corp.	3,196	$ 154,974
Northrop Grumman Corp.	6,158	1,876,466
		2,031,440
AIRLINES — 0.7%
Alaska Air Group, Inc.	4,642	241,384
Southwest Airlines Co.	21,673	1,010,179
		1,251,563
BANKS — 4.9%
Comerica, Inc.	5,194	290,137
East West Bancorp, Inc.	5,340	270,791
Prosperity Bancshares, Inc.	3,415	236,864
Signature Bank	2,151	291,009
SVB Financial Group (a)	2,002	776,436
US Bancorp	56,660	2,639,789
Wells Fargo & Co.	148,042	4,467,908
		8,972,934
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	11,205	890,013
Constellation Brands, Inc. Class A	5,983	1,310,576
Monster Beverage Corp. (a)	13,837	1,279,646
		3,480,235
BIOTECHNOLOGY — 2.3%
ACADIA Pharmaceuticals, Inc. (a)	8,593	459,382
Alexion Pharmaceuticals, Inc. (a)	11,697	1,827,539
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,939	251,902
Blueprint Medicines Corp. (a)	2,981	334,319
ChemoCentryx, Inc. (a)	2,390	147,989
Global Blood Therapeutics, Inc. (a) (b)	2,981	129,107
Mirati Therapeutics, Inc. (a)	2,429	533,505
Ultragenyx Pharmaceutical, Inc. (a)	3,298	456,542
		4,140,285
CAPITAL MARKETS — 0.4%
Northern Trust Corp.	7,748	721,649
CHEMICALS — 2.0%
Celanese Corp.	2,879	374,097
Corteva, Inc.	18,940	733,357
Dow, Inc.	18,525	1,028,138
DuPont de Nemours, Inc.	18,998	1,350,948
Valvoline, Inc.	4,717	109,151
WR Grace & Co.	1,528	83,765
		3,679,456
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc.	8,364	326,781
Waste Management, Inc.	16,621	1,960,115
		2,286,896
Security Description	Shares	Value
CONSUMER FINANCE — 2.0%
American Express Co.	29,329	$ 3,546,169
LendingTree, Inc. (a) (b)	329	90,077
Santander Consumer USA Holdings, Inc.	2,870	63,198
		3,699,444
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	1,708	233,808
Ball Corp.	8,254	769,108
Graphic Packaging Holding Co.	7,028	119,054
Sealed Air Corp.	4,063	186,045
		1,308,015
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,997	345,461
Chegg, Inc. (a)	4,993	451,018
Strategic Education, Inc.	803	76,550
		873,029
ELECTRIC UTILITIES — 1.1%
Alliant Energy Corp.	10,458	538,901
Edison International	14,638	919,559
Pinnacle West Capital Corp.	4,539	362,893
Portland General Electric Co.	3,572	152,774
		1,974,127
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	15,463	1,857,725
Hubbell, Inc.	2,166	339,607
		2,197,332
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	8,142	1,073,034
FLIR Systems, Inc.	7,157	313,691
		1,386,725
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	18,963	395,379
ENTERTAINMENT — 9.0%
Netflix, Inc. (a)	14,117	7,633,485
Walt Disney Co. (a)	47,675	8,637,757
		16,271,242
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	3,686	656,919
American Campus Communities, Inc. REIT	3,856	164,921
American Homes 4 Rent Class A REIT	7,506	225,180
Apartment Income REIT Corp. (a)	3,328	127,829
Apartment Investment & Management Co. Class A REIT	3,327	17,567
Brixmor Property Group, Inc. REIT	8,346	138,126
Camden Property Trust REIT	2,761	275,879

See accompanying notes to financial statements.
71

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CoreSite Realty Corp. REIT	1,147	$ 143,696
Douglas Emmett, Inc. REIT	4,778	139,422
Equity LifeStyle Properties, Inc. REIT	4,954	313,886
Healthcare Realty Trust, Inc. REIT	3,698	109,461
Healthcare Trust of America, Inc. Class A REIT	6,103	168,077
Host Hotels & Resorts, Inc. REIT	17,032	249,178
JBG SMITH Properties REIT	3,589	112,228
National Retail Properties, Inc. REIT	4,971	203,413
Rayonier, Inc. REIT	4,163	122,309
Realty Income Corp. REIT	9,873	613,804
STORE Capital Corp. REIT	6,929	235,447
VICI Properties, Inc. REIT	15,453	394,052
Welltower, Inc. REIT	11,570	747,653
		5,159,047
FOOD & STAPLES RETAILING — 0.9%
Casey's General Stores, Inc.	1,408	251,497
Grocery Outlet Holding Corp. (a)	3,471	136,237
Kroger Co.	30,409	965,790
US Foods Holding Corp. (a)	7,773	258,918
		1,612,442
FOOD PRODUCTS — 1.6%
J.M. Smucker Co.	4,080	471,648
Kellogg Co.	12,769	794,615
Lamb Weston Holdings, Inc.	5,129	403,858
McCormick & Co., Inc.	9,692	926,555
Post Holdings, Inc. (a)	2,305	232,828
		2,829,504
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Penumbra, Inc. (a) (b)	1,880	329,000
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Amedisys, Inc. (a)	1,945	570,527
Cigna Corp.	18,971	3,949,383
LHC Group, Inc. (a)	1,753	373,950
		4,893,860
HOTELS, RESTAURANTS & LEISURE — 3.2%
Choice Hotels International, Inc.	1,190	127,009
Starbucks Corp.	40,960	4,381,901
Vail Resorts, Inc.	1,434	400,029
Wendy's Co.	7,520	164,838
Yum China Holdings, Inc.	13,645	778,993
		5,852,770
HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	5,010	1,011,619
Energizer Holdings, Inc.	2,180	91,953
		1,103,572
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	18,245	$ 358,697
INSURANCE — 1.7%
Assurant, Inc.	2,264	308,402
Hartford Financial Services Group, Inc.	13,407	656,675
Lincoln National Corp.	6,313	317,607
Primerica, Inc.	1,624	217,502
Principal Financial Group, Inc.	10,325	512,223
Prudential Financial, Inc.	14,752	1,151,689
		3,164,098
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Chewy, Inc. Class A (a) (b)	2,264	203,511
Etsy, Inc. (a)	5,545	986,511
		1,190,022
IT SERVICES — 18.2%
Amdocs, Ltd.	7,585	538,004
Black Knight, Inc. (a)	8,817	778,982
Booz Allen Hamilton Holding Corp.	8,026	699,707
Fastly, Inc. Class A (a) (b)	6,691	584,593
Fiserv, Inc. (a)	30,930	3,521,690
GoDaddy, Inc. Class A (a)	9,130	757,333
Paychex, Inc.	18,830	1,754,579
PayPal Holdings, Inc. (a)	45,155	10,575,301
Square, Inc. Class A (a)	23,518	5,118,457
Visa, Inc. Class A	37,742	8,255,308
WEX, Inc. (a)	2,587	526,532
		33,110,486
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a)	12,238	213,553
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Illumina, Inc. (a)	8,186	3,028,820
PPD, Inc. (a)	7,270	248,779
		3,277,599
MACHINERY — 1.6%
Illinois Tool Works, Inc.	12,783	2,606,198
Pentair PLC	6,313	335,157
		2,941,355
MEDIA — 0.6%
Discovery, Inc. Class A (a) (b)	4,440	133,600
New York Times Co. Class A	4,615	238,918
ViacomCBS, Inc. Class B	16,501	614,827
		987,345
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Annaly Capital Management, Inc. REIT	53,241	449,886
MULTI-UTILITIES — 1.2%
Consolidated Edison, Inc.	13,523	977,307

See accompanying notes to financial statements.
72

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	21,197	$ 1,235,785
		2,213,092
MULTILINE RETAIL — 1.8%
Target Corp.	18,716	3,303,935
OIL, GAS & CONSUMABLE FUELS — 1.8%
EQT Corp.	6,792	86,326
Equitrans Midstream Corp.	12,163	97,791
Marathon Petroleum Corp.	19,798	818,845
Phillips 66	13,027	911,108
Pioneer Natural Resources Co.	5,190	591,089
Targa Resources Corp.	6,325	166,854
Valero Energy Corp.	11,488	649,876
		3,321,889
PERSONAL PRODUCTS — 1.2%
Coty, Inc. Class A	9,421	66,135
Estee Lauder Cos., Inc. Class A	8,099	2,155,873
		2,222,008
PHARMACEUTICALS — 7.0%
Jazz Pharmaceuticals PLC (a)	2,921	482,111
Johnson & Johnson	50,369	7,927,073
Zoetis, Inc.	25,569	4,231,670
		12,640,854
PROFESSIONAL SERVICES — 0.9%
Equifax, Inc.	4,844	934,117
ManpowerGroup, Inc.	2,146	193,526
Nielsen Holdings PLC	13,510	281,954
Robert Half International, Inc.	4,493	280,723
		1,690,320
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Redfin Corp. (a)	3,220	220,989
ROAD & RAIL — 0.6%
Kansas City Southern	3,730	761,405
Lyft, Inc. Class A (a)	7,396	363,365
		1,124,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
CMC Materials, Inc.	1,618	244,803
Texas Instruments, Inc.	54,540	8,951,650
Universal Display Corp.	2,447	562,321
		9,758,774
SOFTWARE — 5.4%
Anaplan, Inc. (a)	6,940	498,639
Bill.Com Holdings, Inc. (a)	4,176	570,024
Blackline, Inc. (a)	3,101	413,611
Dropbox, Inc. Class A (a)	13,595	301,673
Intuit, Inc.	15,261	5,796,891
Slack Technologies, Inc. Class A (a)	22,019	930,083
SVMK, Inc. (a)	7,283	186,081
Security Description	Shares	Value
Zendesk, Inc. (a)	7,154	$ 1,023,880
		9,720,882
SPECIALTY RETAIL — 2.2%
Gap, Inc.	8,371	169,011
L Brands, Inc.	7,907	294,061
TJX Cos., Inc.	40,493	2,765,267
Ulta Beauty, Inc. (a)	1,804	518,037
Williams-Sonoma, Inc.	2,761	281,180
		4,027,556
TEXTILES, APPAREL & LUXURY GOODS — 4.4%
Lululemon Athletica, Inc. (a)	4,465	1,553,954
NIKE, Inc. Class B	44,295	6,266,413
Ralph Lauren Corp.	1,778	184,450
		8,004,817
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	1,978	34,872
TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc.	1,819	742,771
Watsco, Inc.	1,266	286,812
		1,029,583
TOTAL COMMON STOCKS (Cost $153,349,021)		181,457,328
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	169,930	169,964
State Street Navigator Securities Lending Portfolio II (f) (g)	413,032	413,032
TOTAL SHORT-TERM INVESTMENTS (Cost $582,996)		582,996
TOTAL INVESTMENTS — 100.2% (Cost $153,932,017)		182,040,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(445,421)
NET ASSETS — 100.0%		$ 181,594,903
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
73

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$181,457,328	$—	$—	$181,457,328
Short-Term Investments	582,996	—	—	582,996
TOTAL INVESTMENTS	$182,040,324	$—	$—	$182,040,324
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,982	$ 115,028	$1,951,880	$1,896,925	$ 7	$(26)	169,930	$169,964	$ 97
State Street Navigator Securities Lending Portfolio II	403,993	403,993	7,989,938	7,980,899	—	—	413,032	413,032	657
Total		$519,021	$9,941,818	$9,877,824	$ 7	$(26)		$582,996	$754
See accompanying notes to financial statements.
74

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.6%
BANKS — 40.7%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	237,116	$ 6,008,519
Bank of America Corp. 6.20% 1/29/2166 (a) (b)	289,806	7,242,252
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	111,095	2,776,264
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (b) (c)	78,774	1,768,476
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	83,588	2,113,941
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	355,673	9,884,153
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	224,996	6,198,640
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (a) (b) (c)	276,634	7,458,053
Bank of America Corp. 5.38% 12/26/2167 (a) (b)	368,188	10,055,214
Bank of America Corp. 5.00% 12/17/2167 (a) (b)	345,134	9,415,255
Bank of America Corp. 4.38% 11/3/2025 (a) (b)	289,806	7,694,349
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 6.58% 10/30/2040 (c)	1,383,256	39,422,796
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (c)	277,145	8,070,462
Fifth Third Bancorp 4.95% 12/31/2168	153,969	4,268,021
First Citizens BancShares, Inc. 5.38% 3/15/2025	184,764	4,996,019
First Republic Bank 5.50% 6/30/2023	184,764	5,114,268
First Republic Bank 4.70% 1/30/2168 (b)	243,271	6,444,249
First Republic Bank 4.13% 10/30/2025 (b)	307,937	8,141,854
HSBC Holdings PLC 6.20% 12/31/2049 (b)	893,020	22,441,593
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	369,524	9,393,300
JPMorgan Chase & Co. 6.15% 9/1/2020 (b)	424,533	11,003,895
JPMorgan Chase & Co. 6.10% 9/1/2020 (b)	526,053	13,545,865
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	626,187	17,595,855
Security Description	Shares	Value
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	682,946	$ 19,450,302
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	332,244	9,206,481
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (c)	307,937	9,013,316
KeyCorp 5.65% 12/15/2023 (b)	261,746	7,271,304
KeyCorp 5.63% 9/15/2167 (b)	277,145	7,729,574
Morgan Stanley 3 Month USD LIBOR + 0.70% 4.00% 2/1/2021 (a) (b) (c)	519,380	12,958,531
Morgan Stanley 3 Month USD LIBOR + 3.94% 6.88% 1/15/2024 (a) (c)	401,339	11,438,161
Morgan Stanley 3 Month USD LIBOR + 3.71% 6.38% 10/15/2024 (a) (c)	472,164	13,551,107
Morgan Stanley 3 Month USD LIBOR + 4.32 7.13% 10/15/2023 (a) (b) (c)	407,241	11,976,958
Morgan Stanley 3 Month USD LIBOR + 3.49% 5.85% 4/15/2027 (a) (c)	472,164	13,621,931
Morgan Stanley 4.88% 1/15/2025 (a)	236,082	6,286,864
Northern Trust Corp. 4.70% 4/1/2168 (b)	246,350	6,843,603
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b) (c)	923,812	24,739,685
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c) (d)	461,906	13,085,797
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (c) (d)	307,937	8,917,856
SVB Financial Group 5.25% 2/15/2168	215,556	5,794,145
Truist Financial Corp. 5.63% 12/2/2168 (a) (b)	286,383	7,443,094
Truist Financial Corp. 5.20% 12/2/2168 (a)	307,937	7,821,600
Truist Financial Corp. 5.20% 12/2/2168 (a) (b)	277,145	7,108,769
Truist Financial Corp. 5.25% 6/1/2025 (a) (b)	354,128	9,851,841
Truist Financial Corp. 4.75% 9/1/2025 (a)	569,684	15,763,156
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	615,875	15,255,224
US Bancorp 5.15% 12/31/2049 (a) (b)	307,937	7,704,584

See accompanying notes to financial statements.
75

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	677,462	$ 18,061,137
US Bancorp 5.50% 10/15/2023 (a) (b)	354,128	10,089,107
US Bancorp 3.75% 1/15/2026 (a) (b)	307,937	7,769,250
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	211,938	6,216,142
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (c)	435,229	11,685,899
Wells Fargo & Co. 5.25% 12/31/2049 (a) (b)	157,692	4,112,607
Wells Fargo & Co. 5.13% 12/31/2049 (a)	163,999	4,257,414
Wells Fargo & Co. 5.20% 12/31/2049 (a) (b)	189,231	4,954,068
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	174,092	4,655,220
Wells Fargo & Co. 5.50% 9/15/2021 (a) (b)	290,152	7,613,588
Wells Fargo & Co. 5.70% 3/15/2021 (a) (b)	252,306	6,459,034
Wells Fargo & Co. 4.75% 3/15/2025 (a) (b)	507,767	13,415,204
Wells Fargo & Co. 4.70% 12/15/2025 (a)	295,198	7,787,323
		580,963,169
DIVERSIFIED FINANCIAL SERVICES — 8.4%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (b)	184,764	5,127,201
Affiliated Managers Group, Inc. 4.75% 9/30/2060 (b)	153,969	4,060,163
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	169,365	4,576,242
Apollo Global Management, Inc. 6.38% 9/16/2168	184,764	5,040,362
Ares Management Corp. 7.00% 6/30/2021 (b)	190,922	4,963,972
Brookfield Finance, Inc. 4.63% 10/16/2080	246,350	6,375,538
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	307,937	8,141,854
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	369,524	9,799,777
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	923,812	24,564,161
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	769,843	20,015,918
Charles Schwab Corp. 6.00% 12/1/2020 (b)	369,524	9,396,995
Charles Schwab Corp. 5.95% 6/1/2021 (b)	461,906	12,028,032
Security Description	Shares	Value
KKR & Co., Inc. 6.75% 6/15/2021 (b)	212,476	$ 5,677,359
		119,767,574
ELECTRIC — 14.7%
Alabama Power Co. 5.00% 10/1/2022 (b)	153,969	4,303,434
CMS Energy Corp. 5.88% 10/15/2078 (b)	172,444	4,897,410
CMS Energy Corp. 5.88% 3/1/2079	388,002	10,829,136
Dominion Energy, Inc. 5.25% 7/30/2076	492,701	12,898,912
DTE Energy Co. 5.38% 6/1/2076	184,764	4,777,997
DTE Energy Co. 6.00% 12/15/2076	172,444	4,623,224
DTE Energy Co. 5.25% 12/1/2077	246,350	6,700,720
Duke Energy Corp. 5.13% 1/15/2073 (b)	307,937	8,271,188
Duke Energy Corp. 5.63% 9/15/2078 (b)	307,937	8,859,347
Duke Energy Corp. 5.75% 9/16/2167	615,875	17,558,596
Entergy Arkansas, Inc. 4.88% 9/1/2066	252,509	6,648,562
Entergy Louisiana LLC 4.88% 9/1/2066	166,286	4,469,768
Entergy Mississippi, Inc. 4.90% 10/1/2066	160,127	4,310,619
Georgia Power Co. 5.00% 10/1/2077 (b)	166,286	4,747,465
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064 (b)	153,969	4,508,212
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (b)	351,049	9,232,589
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	423,413	12,029,163
NiSource, Inc. 0.00% 12/16/2167 (b)	307,937	8,773,125
PPL Capital Funding, Inc. 5.90% 4/30/2073 (b)	277,145	7,355,428
Sempra Energy 5.75% 7/1/2079 (b)	466,525	13,263,306
Southern Co. 5.25% 10/1/2076 (b)	492,701	13,233,949
Southern Co. 5.25% 12/1/2077	277,145	7,568,830
Southern Co. 4.95% 1/30/2080	615,875	16,874,975
Southern Co. 4.20% 10/15/2060 (b)	461,906	12,434,509
		209,170,464

See accompanying notes to financial statements.
76

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	153,969	$ 4,271,100
INSURANCE — 21.9%
AEGON Funding Co. LLC 5.10% 12/15/2049	569,684	15,711,885
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 12/31/2049 (b) (c)	153,969	3,916,971
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	307,937	8,489,823
Allstate Corp. 5.63% 4/15/2023 (b)	354,128	10,046,611
Allstate Corp. 5.10% 10/15/2168	708,257	19,795,783
Allstate Corp. 4.75% 1/15/2169	184,764	5,095,791
American International Group, Inc. 5.85% 3/15/2024 (b)	307,937	8,677,665
Arch Capital Group, Ltd. 5.25% 9/29/2021	277,145	7,194,684
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	203,239	5,385,833
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (b) (c)	531,194	15,500,241
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	212,476	5,726,228
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (a) (c)	369,524	10,324,501
Athene Holding, Ltd. 4.88% 12/30/2025 (a)	354,128	8,938,191
Axis Capital Holdings, Ltd. 5.50% 11/7/2021	338,732	8,773,159
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	230,954	6,559,094
Brighthouse Financial, Inc. 6.60% 6/25/2168	261,746	7,276,539
Brighthouse Financial, Inc. 6.75% 6/30/2025	247,890	7,035,118
Brighthouse Financial, Inc. 5.38% 12/25/2025	354,128	9,533,126
Equitable Holdings, Inc. 5.25% 12/15/2024	492,701	13,125,555
Globe Life, Inc. 6.13% 6/15/2056	184,764	5,016,343
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	369,524	10,202,558
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	212,476	6,159,679
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (b) (c)	369,524	9,478,291
Security Description	Shares	Value
MetLife, Inc. 5.63% 6/15/2023	495,780	$ 14,015,701
MetLife, Inc. 4.75% 3/15/2025 (b)	615,875	16,751,800
PartnerRe, Ltd. 7.25% 4/29/2021 (b)	180,973	4,640,148
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	347,970	9,924,104
Prudential Financial, Inc. 4.13% 9/1/2060 (b)	307,937	8,154,172
Prudential PLC 6.75% 12/31/2049 (b)	153,969	4,408,132
Prudential PLC 6.50% 12/31/2049 (b)	184,764	5,337,832
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (b) (c)	246,350	6,774,625
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (b) (c)	246,350	7,124,442
RenaissanceRe Holdings, Ltd. 5.38% 12/31/2049	169,365	4,284,934
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	153,969	4,375,799
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (c)	184,764	5,232,516
WR Berkley Corp. 5.75% 6/1/2056 (b)	178,605	4,579,432
WR Berkley Corp. 5.10% 12/30/2059	184,764	4,975,694
WR Berkley Corp. 4.25% 9/30/2060	153,969	4,046,305
		312,589,305
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056 (b)	461,906	12,185,080
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (c)	369,524	9,940,196
REAL ESTATE INVESTMENT TRUSTS — 7.3%
Digital Realty Trust, Inc. 5.20% 12/31/2168 (b)	212,476	5,800,595
Diversified Healthcare Trust 5.63% 8/1/2042 (b)	215,556	5,082,811
Kimco Realty Corp. 5.25% 12/20/2022	162,898	4,334,716
National Retail Properties, Inc. 5.20% 10/11/2021	212,476	5,479,756
Office Properties Income Trust 5.88% 5/1/2046	190,922	4,958,244
PS Business Parks, Inc. 4.88% 12/30/2168	200,160	5,482,382

See accompanying notes to financial statements.
77

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Public Storage 5.15% 6/2/2022 (a)	172,444	$ 4,605,979
Public Storage 4.90% 10/14/2021 (a)	215,556	5,638,945
Public Storage 4.95% 7/20/2021 (a) (b)	200,160	5,214,168
Public Storage 5.40% 1/20/2021 (a)	184,764	4,632,034
Public Storage 5.05% 8/9/2022 (a)	184,764	5,053,295
Public Storage 5.60% 3/11/2024 (a) (b)	175,523	5,053,307
Public Storage 4.88% 12/31/2167 (a) (b)	194,770	5,389,286
Public Storage 4.70% 3/31/2168 (a) (b)	159,359	4,387,153
Public Storage 4.63% 6/17/2025 (a)	347,970	9,443,906
Public Storage 3.88% 10/6/2025 (a) (b)	173,984	4,492,267
Vornado Realty Trust 5.40% 12/31/2049 (a)	184,764	4,652,358
Vornado Realty Trust 5.70% 12/31/2049 (a)	184,764	4,648,662
Vornado Realty Trust 5.25% 4/1/2166 (a) (b)	196,772	5,186,910
Vornado Realty Trust 5.25% 11/24/2025 (a)	184,764	4,935,046
		104,471,820
SOVEREIGN — 0.3%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	157,952	4,035,674
TELECOMMUNICATIONS — 4.4%
AT&T, Inc. 5.35% 11/1/2066 (b)	814,495	22,496,352
AT&T, Inc. 5.63% 8/1/2067 (b)	508,097	14,297,849
Qwest Corp. 6.50% 9/1/2056 (b)	602,018	15,309,318
Qwest Corp. 6.75% 6/15/2057	406,478	10,470,873
		62,574,392
TOTAL PREFERRED STOCKS (Cost $1,368,755,329)		1,419,968,774
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	5,208,801	$ 5,209,843
State Street Navigator Securities Lending Portfolio II (d) (g)	71,354,427	71,354,427
TOTAL SHORT-TERM INVESTMENTS (Cost $76,564,270)		76,564,270
TOTAL INVESTMENTS — 104.9% (Cost $1,445,319,599)		1,496,533,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(70,482,296)
NET ASSETS — 100.0%		$ 1,426,050,748
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

See accompanying notes to financial statements.
78

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,419,968,774	$—	$—	$1,419,968,774
Short-Term Investments	76,564,270	—	—	76,564,270
TOTAL INVESTMENTS	$1,496,533,044	$—	$—	$1,496,533,044
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
Apollo Global Management, Inc.*	301,207	$ 7,744,425	$ 3,383,810	$ 1,940,300	$ 7,610	$ —	—	$ —	$ 263,850
Aspen Insurance Holdings, Ltd.*	405,976	9,246,562	966,362	10,936,523	(507,666)	—	—	—	—
Athene Holding, Ltd.	943,226	23,061,941	18,788,936	5,241,452	71,618	3,808,118	1,467,322	40,489,161	850,069
Bank of America Corp.	1,934,313	49,121,041	26,458,675	14,567,666	(61,981)	2,206,995	2,384,176	63,157,064	1,449,056
Capital One Financial Corp.	2,278,669	52,082,506	21,881,110	19,425,170	164,752	7,818,512	2,371,116	62,521,710	1,589,013
Morgan Stanley	—	—	72,369,051	3,777,114	2,459	1,239,156	2,508,370	69,833,552	936,809
Public Storage	2,080,736	52,766,556	21,740,651	22,946,393	(52,168)	2,401,694	2,009,294	53,910,340	1,234,586
State Street Corp.	654,790	17,167,284	7,199,985	3,916,031	41,470	1,510,945	769,843	22,003,653	510,301
State Street Institutional Liquid Reserves Fund, Premier Class	10,224,363	10,228,453	118,775,336	123,791,377	(1,737)	(832)	5,208,801	5,209,843	3,231
State Street Navigator Securities Lending Portfolio II	38,730,444	38,730,444	199,245,419	166,621,436	—	—	71,354,427	71,354,427	419,268
Truist Financial Corp.	1,042,269	26,335,401	28,201,826	8,286,009	(14,818)	1,752,060	1,795,277	47,988,460	949,161
US Bancorp	1,663,168	39,641,272	24,409,589	9,174,108	32,938	3,969,611	2,263,339	58,879,302	1,296,605
Vornado Realty Trust	481,666	10,703,248	9,812,699	2,735,870	2,062	1,640,837	751,064	19,422,976	362,782
Wells Fargo & Co.	2,238,449	55,596,205	34,613,075	22,992,165	112,460	3,826,924	2,677,604	71,156,499	1,726,515
Total		$392,425,338	$587,846,524	$416,351,614	$(203,001)	$30,174,020		$585,926,987	$11,591,246
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2020.
*	As of December 31, 2020, no longer an affiliate.
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$415,376,139	$81,642,372	$828,149,544
Investments in affiliated issuers, at value	42,549,895	1,569,873	2,304,592
Total Investments	457,926,034	83,212,245	830,454,136
Foreign currency, at value	—	69,152	—
Net cash at broker	—	12,531	—
Cash	—	—	1,956
Receivable from broker — accumulated variation margin on futures contracts	—	6,765	—
Receivable for fund shares sold	694	—	—
Dividends receivable — unaffiliated issuers	—	100,958	751,499
Dividends receivable — affiliated issuers	7	—	225
Interest receivable - unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	2,427	72	64
Securities lending income receivable — affiliated issuers	19,122	174	126
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	104,816	—
Other Receivable	—	—	—
TOTAL ASSETS	457,948,284	83,506,713	831,208,006
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	42,497,761	1,518,502	763,621
Deferred foreign taxes payable	—	15,766	—
Advisory fee payable	149,728	34,617	106,574
Trustees’ fees and expenses payable	—	57	—
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	42,647,489	1,568,942	870,195
NET ASSETS	$415,300,795	$81,937,771	$ 830,337,811
NET ASSETS CONSIST OF:
Paid-in Capital	$369,457,180	$83,322,554	$769,289,428
Total distributable earnings (loss)**	45,843,615	(1,384,783)	61,048,383
NET ASSETS	$415,300,795	$81,937,771	$ 830,337,811
NET ASSET VALUE PER SHARE
Net asset value per share	$ 215.18	$ 96.34	$ 104.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,930,000	850,464	7,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$360,170,259	$72,992,064	$739,925,318
Investments in affiliated issuers	42,549,895	1,569,873	2,260,650
Total cost of investments	$402,720,154	$74,561,937	$742,185,968
Foreign currency, at cost	$ —	$ 67,926	$ —
* Includes investments in securities on loan, at value	$ 48,029,701	$ 1,905,729	$ 1,418,221
** Includes deferred foreign taxes	$ —	$ 16,618	$ —
See accompanying notes to financial statements.
80

SPDR NYSE Technology ETF	SPDR S&P 500® Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$670,591,024	$891,581,515	$ 46,089,579	$ 711,175,560	$136,193,712	$ 366,990,191
15,430,699	2,145,801	930,495	18,166,287	1,367,187	550,934
686,021,723	893,727,316	47,020,074	729,341,847	137,560,899	367,541,125
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	80,353
—	—	—	—	—	—
—	—	—	—	—	3,347
153,771	649,474	37,157	156,442	50,576	273,200
51	5,410	6,166	9	—	52
—	—	—	—	12	—
—	21	51	5,666	660	—
3,731	846	—	5,715	126	—
—	35,497	—	—	—	—
31,219	—	—	—	—	—
—	—	—	500,710	—	—
686,210,495	894,418,564	47,063,448	730,010,389	137,612,273	367,898,077

—	—	—	479,584	—	—
14,610,437	824,703	—	18,017,793	1,184,822	—
—	—	—	—	—	—
194,524	177,484	13,089	205,126	39,115	103,638
—	—	52	153	31	1,371
—	402	—	—	—	—
14,804,961	1,002,589	13,141	18,702,656	1,223,968	105,009
$671,405,534	$893,415,975	$ 47,050,307	$ 711,307,733	$136,388,305	$ 367,793,068

$534,107,175	$714,174,743	$ 88,232,564	$722,252,731	$161,715,404	$ 481,231,070
137,298,359	179,241,232	(41,182,257)	(10,944,998)	(25,327,099)	(113,438,002)
$671,405,534	$893,415,975	$ 47,050,307	$ 711,307,733	$136,388,305	$ 367,793,068

$ 141.35	$ 92.87	$ 75.28	$ 113.81	$ 96.73	$ 33.59
4,750,012	9,620,000	625,000	6,250,000	1,410,000	10,950,000

$503,158,740	$705,378,531	$ 41,487,331	$ 611,015,663	$ 114,543,900	$ 399,737,408
15,430,670	2,142,073	997,445	18,166,287	1,367,129	550,810
$518,589,410	$707,520,604	$ 42,484,776	$629,181,950	$ 115,911,029	$ 400,288,218
$ —	$ —	$ —	$ —	$ —	$ —
$ 13,392,107	$ 806,028	$ 570,102	$ 55,555,171	$ 7,541,383	$ —
$ —	$ —	$ —	$ —	$ —	$ —
81

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$67,440,499	$ 886,162,192	$ 130,562,528
Investments in affiliated issuers, at value	11,015,658	39,688,136	4,277,220
Total Investments	78,456,157	925,850,328	134,839,748
Cash	—	—	—
Receivable for investments sold	—	16,383	—
Receivable for fund shares sold	—	6,357	—
Dividends receivable — unaffiliated issuers	—	518,325	25,403
Dividends receivable — affiliated issuers	10	111	12
Securities lending income receivable — unaffiliated issuers	289	7,565	389
Securities lending income receivable — affiliated issuers	1,905	1,520	2,436
TOTAL ASSETS	78,458,361	926,400,589	134,867,988
LIABILITIES
Due to custodian	—	16,383	—
Payable upon return of securities loaned	10,986,975	—	4,161,163
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	19,009	255,865	38,644
Trustees’ fees and expenses payable	—	—	209
TOTAL LIABILITIES	11,005,984	272,248	4,200,016
NET ASSETS	$67,452,377	$ 926,128,341	$ 130,667,972
NET ASSETS CONSIST OF:
Paid-in Capital	$ 68,152,511	$ 2,152,260,401	$ 730,828,058
Total distributable earnings (loss)	(700,134)	(1,226,132,060)	(600,160,086)
NET ASSETS	$67,452,377	$ 926,128,341	$ 130,667,972
NET ASSET VALUE PER SHARE
Net asset value per share	$ 156.87	$ 33.43	$ 44.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	430,000	27,700,230	2,915,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$57,966,885	$ 818,103,814	$ 163,756,630
Investments in affiliated issuers	11,015,642	45,231,701	4,277,208
Total cost of investments	$68,982,527	$ 863,335,515	$ 168,033,838
* Includes investments in securities on loan, at value	$15,022,484	$ 36,206,731	$ 4,813,109
See accompanying notes to financial statements.
82

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 280,354,808	$ 686,339,145	$869,218,685	$361,779,747	$ 55,088,110	$437,358,224
13,246,958	53,430,645	4,766,340	14,447,703	5,658,879	375,686
293,601,766	739,769,790	873,985,025	376,227,450	60,746,989	437,733,910
—	7,058,908	—	—	—	8,814
—	—	—	—	1,565,754	—
—	633	643	—	—	—
179,538	233,289	110,342	31,536	7,171	116,803
31	131	49	64	6	56
2,783	16,245	8,040	2,729	1,148	1,678
2,841	97,010	2,778	2,883	10,372	161
293,786,959	747,176,006	874,106,877	376,264,662	62,331,440	437,861,422

—	—	—	—	1,565,754	—
12,801,366	51,950,208	3,518,676	14,313,483	5,563,140	—
—	7,022,313	—	—	—	—
—	—	—	854	—	—
78,800	186,618	232,539	103,370	15,600	121,919
35	—	—	—	18	—
12,880,201	59,159,139	3,751,215	14,417,707	7,144,512	121,919
$ 280,906,758	$ 688,016,867	$870,355,662	$361,846,955	$ 55,186,928	$437,739,503

$ 591,229,351	$1,125,347,319	$705,296,148	$302,082,334	$ 80,335,639	$439,404,284
(310,322,593)	(437,330,452)	165,059,514	59,764,621	(25,148,711)	(1,664,781)
$ 280,906,758	$ 688,016,867	$870,355,662	$361,846,955	$ 55,186,928	$437,739,503

$ 52.02	$ 64.30	$ 170.66	$ 153.98	$ 84.90	$ 71.29
5,400,270	10,700,226	5,100,000	2,350,000	650,000	6,140,000

$ 262,878,760	$ 669,367,401	$646,400,678	$288,177,407	$ 49,797,956	$376,936,441
13,246,958	53,430,558	4,766,340	14,447,703	5,658,856	375,576
$ 276,125,718	$ 722,797,959	$651,167,018	$ 302,625,110	$ 55,456,812	$377,312,017
$ 40,459,895	$ 99,367,221	$ 40,147,930	$ 39,343,476	$ 8,544,402	$ 12,142,014
83

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$181,457,328	$ 910,606,057
Investments in affiliated issuers, at value	582,996	585,926,987
Total Investments	182,040,324	1,496,533,044
Cash	—	4,608
Receivable for investments sold	—	16,431,857
Dividends receivable — unaffiliated issuers	113,930	1,844,983
Dividends receivable — affiliated issuers	35	2,113,674
Securities lending income receivable — unaffiliated issuers	78	—
Securities lending income receivable — affiliated issuers	96	45,350
Other Receivable	—	756
TOTAL ASSETS	182,154,463	1,516,974,272
LIABILITIES
Payable upon return of securities loaned	413,032	71,354,427
Payable for investments purchased	116,974	19,043,521
Advisory fee payable	29,323	525,576
Trustees’ fees and expenses payable	186	—
Accrued expenses and other liabilities	45	—
TOTAL LIABILITIES	559,560	90,923,524
NET ASSETS	$181,594,903	$1,426,050,748
NET ASSETS CONSIST OF:
Paid-in Capital	$173,536,839	$1,442,139,120
Total distributable earnings (loss)	8,058,064	(16,088,372)
NET ASSETS	$181,594,903	$1,426,050,748
NET ASSET VALUE PER SHARE
Net asset value per share	$ 89.68	$ 44.36
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,025,000	32,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$153,349,021	$ 876,743,722
Investments in affiliated issuers	582,996	568,575,877
Total cost of investments	$153,932,017	$1,445,319,599
* Includes investments in securities on loan, at value	$ 924,323	$ 70,000,868
See accompanying notes to financial statements.
84

[This Page Intentionally Left Blank]
85

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 71,851	$ 998,751	$ 7,828,062
Dividend income — affiliated issuers	47	32	8,717
Dividend income — non-cash transactions	—	51,569	—
Unaffiliated securities lending income	7,625	1,365	173
Affiliated securities lending income	53,196	2,357	3,858
Foreign taxes withheld	—	(26,663)	(2,187)
TOTAL INVESTMENT INCOME (LOSS)	132,719	1,027,411	7,838,623
EXPENSES
Advisory fee	609,947	205,774	598,466
Trustees’ fees and expenses	1,265	690	6,107
TOTAL EXPENSES	611,212	206,464	604,573
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	611,212	206,464	604,573
NET INVESTMENT INCOME (LOSS)	$ (478,493)	$ 820,947	$ 7,234,050
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	1,971,303	(522,866)	(5,938,901)
Investments — affiliated issuers	(21)	—	13,143
In-kind redemptions — unaffiliated issuers	77,353,689	9,754,361	58,655,045
Foreign currency transactions	—	10,329	(1)
Futures contracts	—	50,372	—
Net realized gain (loss)	79,324,971	9,292,196	52,729,286
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	30,637,542	7,445,315	82,930,766
Investments — affiliated issuers	—	—	65,261
Foreign currency translations	—	10,159	—
Futures contracts	—	1,610	—
Net change in unrealized appreciation/depreciation	30,637,542	7,457,084	82,996,027
NET REALIZED AND UNREALIZED GAIN (LOSS)	109,962,513	16,749,280	135,725,313
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$109,484,020	$17,570,227	$142,959,363
* Includes foreign capital gain taxes	$ —	$ (7,029)	$ —
** Includes foreign deferred taxes	$ —	$ (340)	$ —
See accompanying notes to financial statements.
86

SPDR NYSE Technology ETF	SPDR S&P 500® Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 1,829,906	$ 5,822,017	$ 523,204	$ 618,667	$ 288,124	$ 5,146,384
321	10,388	10,265	270	92	477
—	—	—	—	—	—
121	38	247	44,759	2,863	—
13,956	3,709	312	137,660	1,109	—
(52,859)	—	—	—	—	—
1,791,445	5,836,152	534,028	801,356	292,188	5,146,861

911,936	872,467	56,040	1,057,977	183,606	807,837
3,223	4,633	244	4,428	731	5,780
915,159	877,100	56,284	1,062,405	184,337	813,617
—	(174,493)	—	—	—	—
915,159	702,607	56,284	1,062,405	184,337	813,617
$ 876,286	$ 5,133,545	$ 477,744	$ (261,049)	$ 107,851	$ 4,333,244

1,951,998	(1,505,608)	(1,571,109)	(19,550,574)	(4,642,485)	(14,137,567)
(66)	8,485	(477)	(29)	(16)	(202)
123,692,453	23,339,629	4,290,018	46,754,862	12,485,389	(13,535,319)
—	—	—	—	—	—
—	—	—	—	—	—
125,644,385	21,842,506	2,718,432	27,204,259	7,842,888	(27,673,088)

55,570,466	113,033,313	8,037,945	122,155,418	28,367,922	110,486,826
(36)	78,485	118,958	(35)	(8)	(127)
—	—	—	—	—	—
—	—	—	—	—	—
55,570,430	113,111,798	8,156,903	122,155,383	28,367,914	110,486,699
181,214,815	134,954,304	10,875,335	149,359,642	36,210,802	82,813,611
$182,091,101	$140,087,849	$ 11,353,079	$149,098,593	$36,318,653	$ 87,146,855
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
87

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 292,260	$ 4,485,589	$ 598,490
Dividend income — affiliated issuers	47	463	69
Unaffiliated securities lending income	2,218	31,588	622
Affiliated securities lending income	8,717	30,985	9,128
Foreign taxes withheld	—	—	(621)
TOTAL INVESTMENT INCOME (LOSS)	303,242	4,548,625	607,688
EXPENSES
Advisory fee	75,365	1,073,146	175,539
Trustees’ fees and expenses	205	3,445	895
TOTAL EXPENSES	75,570	1,076,591	176,434
NET INVESTMENT INCOME (LOSS)	$ 227,672	$ 3,472,034	$ 431,254
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,990,092)	(42,123,754)	(29,276,425)
Investments — affiliated issuers	(17)	(2,781,934)	(14)
In-kind redemptions — unaffiliated issuers	10,617,260	100,343,247	2,159,747
In-kind redemptions — affiliated issuers	—	2,115,455	—
Net realized gain (loss)	8,627,151	57,553,014	(27,116,692)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,119,168	231,978,366	57,066,594
Investments — affiliated issuers	(3)	(5,543,602)	(20)
Net change in unrealized appreciation/depreciation	10,119,165	226,434,764	57,066,574
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,746,316	283,987,778	29,949,882
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,973,988	$287,459,812	$ 30,381,136
See accompanying notes to financial statements.
88

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 1,056,515	$ 4,042,615	$ 1,886,724	$ 526,707	$ 296,486
151	428	370	—	75
16,123	48,436	47,808	12,853	3,458
15,807	390,495	—	22,399	123,946
—	—	(7,618)	—	—
1,088,596	4,481,974	1,927,284	561,959	423,965

424,844	801,711	1,065,650	496,726	88,512
1,877	2,677	3,918	1,915	401
426,721	804,388	1,069,568	498,641	88,913
$ 661,875	$ 3,677,586	$ 857,716	$ 63,318	$ 335,052

(8,105,077)	(18,136,196)	(3,755,726)	(4,631,787)	(2,655,268)
103	(115)	(117)	33	(26)
5,427,571	143,241,103	67,045,716	34,586,826	1,760,719
—	—	—	—	—
(2,677,403)	125,104,792	63,289,873	29,955,072	(894,575)

49,474,933	59,837,784	199,824,822	66,740,070	10,386,781
(163)	(35)	—	(72)	(3)
49,474,770	59,837,749	199,824,822	66,739,998	10,386,778
46,797,367	184,942,541	263,114,695	96,695,070	9,492,203
$47,459,242	$188,620,127	$ 263,972,411	$96,758,388	$ 9,827,255
89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,735,919	$ 1,173,177	$ 23,212,628
Dividend income — affiliated issuers	230	97	11,171,978
Unaffiliated securities lending income	6,071	377	2,994
Affiliated securities lending income	13,689	657	419,268
Foreign taxes withheld	—	—	(10,908)
TOTAL INVESTMENT INCOME (LOSS)	1,755,909	1,174,308	34,795,960
EXPENSES
Advisory fee	510,869	141,323	2,857,915
Trustees’ fees and expenses	1,467	1,173	9,364
TOTAL EXPENSES	512,336	142,496	2,867,279
NET INVESTMENT INCOME (LOSS)	$ 1,243,573	$ 1,031,812	$ 31,928,681
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(13,448,627)	(9,014,045)	(4,089,120)
Investments — affiliated issuers	(74)	7	(1,984,936)
In-kind redemptions — unaffiliated issuers	14,254,959	4,950,153	3,110,536
In-kind redemptions — affiliated issuers	—	—	1,781,935
Net realized gain (loss)	806,258	(4,063,885)	(1,181,585)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	78,869,462	38,117,184	58,818,751
Investments — affiliated issuers	(17)	(26)	28,567,596
Net change in unrealized appreciation/depreciation	78,869,445	38,117,158	87,386,347
NET REALIZED AND UNREALIZED GAIN (LOSS)	79,675,703	34,053,273	86,204,762
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 80,919,276	$35,085,085	$118,133,443
See accompanying notes to financial statements.
90

[This Page Intentionally Left Blank]
91

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (478,493)	$ (145,924)	$ 820,947	$ 2,170,425
Net realized gain (loss)	79,324,971	8,653,276	9,292,196	2,469,152
Net change in unrealized appreciation/depreciation	30,637,542	18,373,712	7,457,084	(10,434,323)
Net increase (decrease) in net assets resulting from operations	109,484,020	26,881,064	17,570,227	(5,794,746)
Net equalization credits and charges	(734,119)	(250,150)	(42,759)	(9,733)
Distributions to shareholders	(227,994)	(88,201)	(883,300)	(2,189,039)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	288,301,498	90,018,047	10,695,359	4,261,663
Cost of shares redeemed	(130,463,823)	(42,582,029)	(23,477,345)	(9,794,647)
Net income equalization	734,119	250,150	42,759	9,733
Net increase (decrease) in net assets from beneficial interest transactions	158,571,794	47,686,168	(12,739,227)	(5,523,251)
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	267,093,701	74,228,881	3,904,941	(13,516,769)
Net assets at beginning of period	148,207,094	73,978,213	78,032,830	91,549,599
NET ASSETS AT END OF PERIOD	$ 415,300,795	$148,207,094	$ 81,937,771	$ 78,032,830
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,510,000	720,000	125,000	50,000
Shares redeemed	(600,000)	(400,000)	(275,000)	(125,000)
Net increase (decrease) from share transactions	910,000	320,000	(150,000)	(75,000)
See accompanying notes to financial statements.
92

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500® Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 7,234,050	$ 12,051,658	$ 876,286	$ 2,253,056	$ 5,133,545	$ 7,680,048
52,729,286	31,197,528	125,644,385	78,201,668	21,842,506	14,366,366
82,996,027	(15,194,743)	55,570,430	42,722,729	113,111,798	16,172,078
142,959,363	28,054,443	182,091,101	123,177,453	140,087,849	38,218,492
(222,746)	2,287,093	6,866	(106,350)	292,704	419,680
(8,321,567)	(13,681,742)	(652,538)	(2,423,946)	(5,112,738)	(8,142,058)

222,264,932	687,923,876	291,160,164	115,309,221	237,127,721	220,607,983
(298,520,768)	(278,579,888)	(204,145,844)	(261,789,799)	(46,266,226)	(48,375,742)
222,746	(2,287,093)	(6,866)	106,350	(292,704)	(419,680)
(76,033,090)	407,056,895	87,007,454	(146,374,228)	190,568,791	171,812,561
—	11,452	—	—	—	—
58,381,960	423,728,141	268,452,883	(25,727,071)	325,836,606	202,308,675
771,955,851	348,227,710	402,952,651	428,679,722	567,579,369	365,270,694
$ 830,337,811	$ 771,955,851	$ 671,405,534	$ 402,952,651	$893,415,975	$567,579,369

2,310,000	7,870,000	2,150,000	1,425,000	2,700,000	3,020,000
(3,090,000)	(3,180,000)	(1,450,000)	(3,275,000)	(510,000)	(700,000)
(780,000)	4,690,000	700,000	(1,850,000)	2,190,000	2,320,000
93

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 477,744	$ 668,169	$ (261,049)	$ (347,305)
Net realized gain (loss)	2,718,432	(1,381,871)	27,204,259	52,400,169
Net change in unrealized appreciation/depreciation	8,156,903	244,631	122,155,383	(19,587,995)
Net increase (decrease) in net assets resulting from operations	11,353,079	(469,071)	149,098,593	32,464,869
Net equalization credits and charges	(55,274)	(58,727)	(36,442)	76,408
Distributions to shareholders	(552,280)	(818,832)	—	(21,306)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	75,274,836	2,910,559	180,604,794	318,390,226
Cost of shares redeemed	(61,484,374)	(17,993,093)	(131,566,269)	(447,581,179)
Net income equalization	55,274	58,727	36,442	(76,408)
Net increase (decrease) in net assets from beneficial interest transactions	13,845,736	(15,023,807)	49,074,967	(129,267,361)
Net increase (decrease) in net assets during the period	24,591,261	(16,370,437)	198,137,118	(96,747,390)
Net assets at beginning of period	22,459,046	38,829,483	513,170,615	609,918,005
NET ASSETS AT END OF PERIOD	$ 47,050,307	$ 22,459,046	$ 711,307,733	$ 513,170,615
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,225,000	50,000	1,750,000	3,750,000
Shares redeemed	(1,000,000)	(350,000)	(1,250,000)	(5,450,000)
Net increase (decrease) from share transactions	225,000	(300,000)	500,000	(1,700,000)
See accompanying notes to financial statements.
94

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 107,851	$ 290,079	$ 4,333,244	$ 15,355,982	$ 227,672	$ 106,317
7,842,888	(464,171)	(27,673,088)	12,666,110	8,627,151	(3,341,881)
28,367,914	3,062,556	110,486,699	(179,038,895)	10,119,165	4,616,436
36,318,653	2,888,464	87,146,855	(151,016,803)	18,973,988	1,380,872
(234,455)	196,820	(66,109)	(524,720)	(10,927)	(2,059)
(177,269)	(2,347,773)	(4,644,353)	(14,871,757)	(198,352)	(102,807)

58,888,779	25,693,340	186,571,305	300,889,332	44,725,424	11,270,284
(42,341,176)	(33,095,815)	(465,790,751)	(636,833,348)	(20,411,772)	(22,956,875)
234,455	(196,820)	66,109	524,720	10,927	2,059
16,782,058	(7,599,295)	(279,153,337)	(335,419,296)	24,324,579	(11,684,532)
52,688,987	(6,861,784)	(196,716,944)	(501,832,576)	43,089,288	(10,408,526)
83,699,318	90,561,102	564,510,012	1,066,342,588	24,363,089	34,771,615
$136,388,305	$ 83,699,318	$ 367,793,068	$ 564,510,012	$ 67,452,377	$ 24,363,089

690,000	390,000	5,850,000	9,650,000	340,000	120,000
(510,000)	(520,000)	(15,550,000)	(20,350,000)	(150,000)	(270,000)
180,000	(130,000)	(9,700,000)	(10,700,000)	190,000	(150,000)
95

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,472,034	$ 6,739,502	$ 431,254	$ 2,531,980
Net realized gain (loss)	57,553,014	(147,410,085)	(27,116,692)	(132,811,539)
Net change in unrealized appreciation/depreciation	226,434,764	232,085	57,066,574	10,869,142
Net increase (decrease) in net assets resulting from operations	287,459,812	(140,438,498)	30,381,136	(119,410,417)
Net equalization credits and charges	394,572	676,801	16,224	144,376
Distributions to shareholders	(3,913,334)	(7,430,357)	(428,838)	(2,674,734)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	702,117,046	1,179,751,823	23,445,793	219,850,958
Cost of shares redeemed	(455,058,856)	(1,171,338,205)	(19,291,461)	(187,902,681)
Net income equalization	(394,572)	(676,801)	(16,224)	(144,376)
Net increase (decrease) in net assets from beneficial interest transactions	246,663,618	7,736,817	4,138,108	31,803,901
Net increase (decrease) in net assets during the period	530,604,668	(139,455,237)	34,106,630	(90,136,874)
Net assets at beginning of period	395,523,673	534,978,910	96,561,342	186,698,216
NET ASSETS AT END OF PERIOD	$ 926,128,341	$ 395,523,673	$130,667,972	$ 96,561,342
SHARES OF BENEFICIAL INTEREST:
Shares sold	25,300,000	47,000,000	550,000	4,240,000
Shares redeemed	(16,250,000)	(47,200,000)	(550,000)	(3,265,000)
Net increase (decrease) from share transactions	9,050,000	(200,000)	—	975,000
See accompanying notes to financial statements.
96

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 661,875	$ 1,381,600	$ 3,677,586	$ 4,489,564	$ 857,716	$ 2,260,127
(2,677,403)	(5,919,822)	125,104,792	(20,923,448)	63,289,873	77,595,286
49,474,770	21,490,067	59,837,749	6,213,246	199,824,822	24,449,440
47,459,242	16,951,845	188,620,127	(10,220,638)	263,972,411	104,304,853
13,908	(95,153)	58,128	37,250	7,455	(20,698)
(551,654)	(1,459,576)	(3,540,627)	(4,532,965)	(803,615)	(2,299,154)

33,097,856	442,635,457	2,431,487,848	6,042,901,703	308,559,954	516,633,916
(42,541,286)	(427,401,545)	(2,194,337,812)	(6,025,398,637)	(199,785,156)	(411,413,279)
(13,908)	95,153	(58,128)	(37,250)	(7,455)	20,698
(9,457,338)	15,329,065	237,091,908	17,465,816	108,767,343	105,241,335
37,464,158	30,726,181	422,229,536	2,749,463	371,943,594	207,226,336
243,442,600	212,716,419	265,787,331	263,037,868	498,412,068	291,185,732
$280,906,758	$ 243,442,600	$ 688,016,867	$ 265,787,331	$ 870,355,662	$ 498,412,068

700,000	10,900,000	45,700,000	149,500,000	2,100,000	5,150,000
(950,000)	(10,600,000)	(41,200,000)	(149,500,000)	(1,450,000)	(4,150,000)
(250,000)	300,000	4,500,000	—	650,000	1,000,000
97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,318	$ 850,885	$ 335,052	$ 385,992
Net realized gain (loss)	29,955,072	29,806,296	(894,575)	(1,157,468)
Net change in unrealized appreciation/depreciation	66,739,998	(317,834)	10,386,778	3,485,508
Net increase (decrease) in net assets resulting from operations	96,758,388	30,339,347	9,827,255	2,714,032
Net equalization credits and charges	(19,626)	(22,367)	(4,326)	(11,318)
Distributions to shareholders	(123,834)	(877,722)	(295,322)	(418,542)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	110,446,895	152,968,302	5,733,511	11,180,111
Cost of shares redeemed	(87,059,006)	(189,866,199)	(8,920,527)	(22,178,529)
Net income equalization	19,626	22,367	4,326	11,318
Net increase (decrease) in net assets from beneficial interest transactions	23,407,515	(36,875,530)	(3,182,690)	(10,987,100)
Net increase (decrease) in net assets during the period	120,022,443	(7,436,272)	6,344,917	(8,702,928)
Net assets at beginning of period	241,824,512	249,260,784	48,842,011	57,544,939
NET ASSETS AT END OF PERIOD	$361,846,955	$ 241,824,512	$55,186,928	$ 48,842,011
SHARES OF BENEFICIAL INTEREST:
Shares sold	840,000	1,520,000	75,000	175,000
Shares redeemed	(660,000)	(1,940,000)	(125,000)	(325,000)
Net increase (decrease) from share transactions	180,000	(420,000)	(50,000)	(150,000)
See accompanying notes to financial statements.
98

SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF		SPDR Wells Fargo® Preferred Stock ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 1,243,573	$ 1,249,393	$ 1,031,812	$ 3,270,937	$ 31,928,681	$ 55,110,570
806,258	(3,071,259)	(4,063,885)	36,533,370	(1,181,585)	(32,450,434)
78,869,445	(6,467,278)	38,117,158	(40,033,626)	87,386,347	(36,670,029)
80,919,276	(8,289,144)	35,085,085	(229,319)	118,133,443	(14,009,893)
272,235	22,651	61,023	(231,908)	(637,019)	(701,076)
(1,559,116)	(1,271,073)	(882,428)	(3,221,571)	(38,926,480)	(54,540,154)

222,474,725	89,420,779	54,013,908	167,046,079	329,538,642	602,198,275
(43,817,390)	(48,293,142)	(27,364,629)	(326,734,556)	(104,210,267)	(241,945,544)
(272,235)	(22,651)	(61,023)	231,908	637,019	701,076
178,385,100	41,104,986	26,588,256	(159,456,569)	225,965,394	360,953,807
258,017,495	31,567,420	60,851,936	(163,139,367)	304,535,338	291,702,684
179,722,008	148,154,588	120,742,967	283,882,334	1,121,515,410	829,812,726
$437,739,503	$179,722,008	$181,594,903	$ 120,742,967	$1,426,050,748	$1,121,515,410

3,480,000	1,800,000	700,000	2,250,000	7,550,000	13,950,000
(740,000)	(820,000)	(375,000)	(4,400,000)	(2,400,000)	(6,200,000)
2,740,000	980,000	325,000	(2,150,000)	5,150,000	7,750,000
99

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16*- 6/30/16
Net asset value, beginning of period	$ 145.30	$ 105.68	$ 95.29	$ 69.83	$54.83	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.32)	(0.23)	0.08	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	70.82	40.41	11.66	27.36	15.99	4.86
Total from investment operations	70.50	40.18	11.74	27.56	15.95	4.83
Net equalization credits and charges (a)	(0.49)	(0.40)	(0.11)	(0.74)	0.15	—
Distributions to shareholders from:
Net investment income	(0.13)	(0.16)	(0.10)	(0.26)	(0.29)	—
Net realized gains	—	—	(1.14)	(1.10)	(0.81)	—
Total distributions	(0.13)	(0.16)	(1.24)	(1.36)	(1.10)	—
Net asset value, end of period	$ 215.18	$ 145.30	$105.68	$ 95.29	$69.83	$54.83
Total return (c)	48.18%	37.68%	12.58%	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$415,301	$148,207	$73,978	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	(0.35)%(d)	(0.20)%	0.08%	0.24%	(0.06)%	(0.12)%(d)
Portfolio turnover rate (e)	41%(f)	35%	43%	34%	78%	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 78.00	$ 85.13	$ 82.43	$ 76.65	$ 64.07	$ 69.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.86	2.07	2.15	1.75	1.54	1.55
Net realized and unrealized gain (loss) (b)	18.50	(7.10)	2.67	5.81	12.69	(5.53)
Total from investment operations	19.36	(5.03)	4.82	7.56	14.23	(3.98)
Net equalization credits and charges (a)	(0.04)	(0.01)	(0.02)	0.00(c)	(0.03)	(0.03)
Contribution from Affiliate	—	—	0.02	—	—	—
Distributions to shareholders from:
Net investment income	(0.98)	(2.09)	(2.12)	(1.78)	(1.62)	(1.59)
Net asset value, end of period	$ 96.34	$ 78.00	$ 85.13	$ 82.43	$ 76.65	$ 64.07
Total return (d)	24.88%	(5.97)%	5.94%(e)	9.86%	22.34%	(5.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,938	$78,033	$91,550	$90,710	$88,185	$86,521
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.99%(f)	2.53%	2.60%	2.11%	2.18%	2.39%
Portfolio turnover rate (g)	9%(h)	8%	11%	10%	10%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 88.43	$ 86.19	$ 77.65	$ 69.73	$ 61.57	$58.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	1.79	1.67	1.44	1.38	1.27
Net realized and unrealized gain (loss) (b)	16.20	1.88	7.99	7.82	7.93	3.00
Total from investment operations	17.08	3.67	9.66	9.26	9.31	4.27
Net equalization credits and charges (a)	(0.03)	0.34	0.52	0.06	0.22	0.01
Contribution from Affiliate	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.03)	(1.77)	(1.64)	(1.36)	(1.37)	(1.28)
Net realized gains	—	—	—	(0.04)	—	(0.01)
Total distributions	(1.03)	(1.77)	(1.64)	(1.40)	(1.37)	(1.29)
Net asset value, end of period	$ 104.45	$ 88.43	$ 86.19	$ 77.65	$ 69.73	$61.57
Total return (d)	19.29%	4.53%(e)	13.35%	13.41%	15.61%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$830,338	$771,956	$348,228	$93,180	$41,839	$6,157
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.81%(f)	2.02%	2.04%	1.90%	2.06%	2.16%
Portfolio turnover rate (g)	9%(h)	21%	18%	18%	23%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 99.49	$ 72.66	$ 93.29	$ 72.80	$ 52.63	$ 50.26
Income (loss) from investment operations:
Net investment income (loss) (b)	0.20	0.49	0.56	0.55	0.54	0.49
Net realized and unrealized gain (loss) (c)	41.80	26.90	(3.48)	20.98	20.17	2.31
Total from investment operations	42.00	27.39	(2.92)	21.53	20.71	2.80
Net equalization credits and charges (b)	0.00(d)	(0.02)	(0.07)	0.00(d)	0.00(d)	0.00(d)
Voluntary contribution from Adviser	—	—	—	—	—	0.06
Other capital	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.14)	(0.54)	(0.58)	(0.48)	(0.54)	(0.49)
Net realized gains	—	—	(17.06)	(0.56)	—	—
Total distributions	(0.14)	(0.54)	(17.64)	(1.04)	(0.54)	(0.49)
Net asset value, end of period	$ 141.35	$ 99.49	$ 72.66	$ 93.29	$ 72.80	$ 52.63
Total return (e)	42.23%	37.85%	1.04%	29.71%	39.46%	5.73%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$671,406	$402,953	$428,680	$974,885	$711,637	$489,477
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.34%(g)	0.62%	0.68%	0.64%	0.85%	0.94%
Portfolio turnover rate (h)	35%(i)	20%	10%	36%	14%	32%
(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have remained 5.62%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500® Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 11/30/15*- 6/30/16
Net asset value, beginning of period	$ 76.39	$ 71.48	$ 65.55	$ 58.69	$ 50.16	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	1.28	1.17	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	16.40	4.85	5.96	6.84	8.52	0.11
Total from investment operations	17.03	6.13	7.13	7.94	9.54	0.69
Net equalization credits and charges (a)	0.04	0.07	0.03	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.59)	(1.29)	(1.23)	(1.10)	(1.04)	(0.56)
Net realized gains	—	—	—	(0.02)	0.00(c)	—
Total distributions	(0.59)	(1.29)	(1.23)	(1.12)	(1.04)	(0.56)
Net asset value, end of period	$ 92.87	$ 76.39	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Total return (d)	22.41%	8.77%	11.04%	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$893,416	$567,579	$365,271	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.47%(e)	1.73%	1.74%	1.72%	1.86%	2.05%(e)
Portfolio turnover rate (f)	1%(g)	4%	6%	5%	4%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 56.15	$ 55.47	$ 57.92	$ 49.10	$ 36.17	$ 50.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	1.11	0.97	1.21	1.08	0.94
Net realized and unrealized gain (loss) (b)	19.24	1.09	(1.91)	8.83	12.90(c)	(14.51)
Total from investment operations	20.20	2.20	(0.94)	10.04	13.98	(13.57)
Net equalization credits and charges (a)	(0.11)	(0.10)	(0.22)	(0.02)	0.03	0.09
Distributions to shareholders from:
Net investment income	(0.96)	(1.42)	(1.29)	(1.20)	(1.08)	(1.04)
Net asset value, end of period	$ 75.28	$ 56.15	$ 55.47	$ 57.92	$ 49.10	$ 36.17
Total return (d)	35.99%	3.93%	(1.86)%	20.43%	39.07%(c)	(26.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,050	$22,459	$38,829	$136,109	$103,116	$84,998
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.98%(e)	1.99%	1.75%	2.14%	2.45%	2.17%
Portfolio turnover rate (f)	25%(g)	20%	24%	24%	43%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 89.25	$ 81.87	$ 78.23	$ 61.27	$ 47.36	$ 47.03
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)	(0.05)	0.11	0.02	0.05	0.13
Net realized and unrealized gain (loss) (c)	24.61	7.42	3.64	17.45	13.91	3.41
Total from investment operations	24.57	7.37	3.75	17.47	13.96	3.54
Net equalization credits and charges (b)	(0.01)	0.01	0.00(d)	(0.02)	(0.00)(d)	(0.00)(d)
Distributions to shareholders from:
Net investment income	—	(0.00)(d)	(0.11)	(0.01)	(0.05)	(0.13)
Net realized gains	—	—	—	(0.48)	—	(3.08)
Total distributions	—	(0.00)(d)	(0.11)	(0.49)	(0.05)	(3.21)
Net asset value, end of period	$ 113.81	$ 89.25	$ 81.87	$ 78.23	$ 61.27	$ 47.36
Total return (e)	27.52%	9.02%	4.79%	28.66%	29.49%	7.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$711,308	$513,171	$609,918	$465,494	$140,927	$47,364
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.09)%(f)	(0.06)%	0.13%	0.03%	0.09%	0.28%
Portfolio turnover rate (g)	19%(h)	25%	32%	41%	40%	39%
(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 68.05	$ 66.59	$ 69.29	$ 64.40	$ 57.28	$ 65.55
Income (loss) from investment operations:
Net investment income (loss) (b)	0.08	0.22	0.23	0.16	0.13	0.13
Net realized and unrealized gain (loss) (c)	28.91	2.83	(2.71)	4.89	7.15	(7.83)
Total from investment operations	28.99	3.05	(2.48)	5.05	7.28	(7.70)
Net equalization credits and charges (b)	(0.18)	0.15	0.00(d)	(0.00)(d)	(0.03)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.13)	(1.74)	(0.22)	(0.16)	(0.13)	(0.11)
Net realized gains	—	—	—	—	—	(0.46)
Total distributions	(0.13)	(1.74)	(0.22)	(0.16)	(0.13)	(0.57)
Net asset value, end of period	$ 96.73	$ 68.05	$ 66.59	$ 69.29	$ 64.40	$ 57.28
Total return (e)	42.36%	4.68%	(3.59)%	7.87%	12.69%	(11.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$136,388	$83,699	$90,561	$97,011	$115,913	$283,542
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.21%(f)	0.33%	0.33%	0.25%	0.22%	0.23%
Portfolio turnover rate (g)	19%(h)	25%	35%	32%	34%	36%
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 27.34	$ 34.01	$ 29.81	$ 29.37	$ 23.71	$ 22.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.28	0.61	0.55	0.52	0.46	0.43
Net realized and unrealized gain (loss) (c)	6.30	(6.65)	4.19	0.43	5.63	0.99
Total from investment operations	6.58	(6.04)	4.74	0.95	6.09	1.42
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	0.02	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.33)	(0.61)	(0.56)	(0.53)	(0.45)	(0.41)
Net asset value, end of period	$ 33.59	$ 27.34	$ 34.01	$ 29.81	$ 29.37	$ 23.71
Total return (e)	24.20%	(17.99)%	16.16%	3.28%	25.92%	6.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$367,793	$564,510	$1,066,343	$708,100	$885,536	$594,003
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.88%(f)	1.87%	1.77%	1.71%	1.68%	1.87%
Portfolio turnover rate (g)	11%(h)	19%	21%	24%	26%	32%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16*- 6/30/16
Net asset value, beginning of period	$101.51	$ 89.16	$ 87.63	$ 67.40	$52.65	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.41	0.36	(0.06)	(0.05)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	55.29	12.39	2.84	27.23	15.85	2.65
Total from investment operations	55.98	12.80	3.20	27.17	15.80	2.65
Net equalization credits and charges (a)	(0.03)	(0.01)	(0.03)	(0.25)	0.02	—
Distributions to shareholders from:
Net investment income	(0.59)	(0.44)	(0.37)	—	—	—
Net realized gains	—	—	(1.27)	(6.69)	(1.07)	—
Total distributions	(0.59)	(0.44)	(1.64)	(6.69)	(1.07)	—
Net asset value, end of period	$156.87	$101.51	$ 89.16	$ 87.63	$67.40	$52.65
Total return (d)	55.23%	14.46%	3.90%	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,452	$24,363	$34,772	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.06%(e)	0.49%	0.41%	(0.07)%	(0.08)%	(0.35)%(e)
Portfolio turnover rate (f)	28%(g)	57%	85%	67%	63%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 21.21	$ 28.38	$ 35.52	$ 29.96	$ 24.37	$ 24.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.39	0.59	0.73	0.23	0.39
Net realized and unrealized gain (loss) (b)	12.21	(7.21)	(7.11)	5.51	5.61	(0.04)
Total from investment operations	12.36	(6.82)	(6.52)	6.24	5.84	0.35
Net equalization credits and charges (a)	0.02	0.04	0.04	0.07	(0.01)	0.09
Distributions to shareholders from:
Net investment income	(0.16)	(0.39)	(0.66)	(0.75)	(0.24)	(0.41)
Net asset value, end of period	$ 33.43	$ 21.21	$ 28.38	$ 35.52	$ 29.96	$ 24.37
Total return (c)	58.56%	(23.98)%	(18.25)%	21.01%	23.93%	2.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$926,128	$395,524	$534,979	$852,506	$692,084	$665,428
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.13%(d)	1.58%	1.90%	2.12%	0.77%	2.03%
Portfolio turnover rate (e)	20%(f)	41%	28%	32%	51%	57%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 33.13	$ 96.20	$ 169.70	$ 155.00	$ 187.40	$ 260.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.15	1.15	0.90	2.60	1.00	2.70
Net realized and unrealized gain (loss) (c)	11.69	(63.13)	(73.50)	14.90	(32.40)	(73.00)
Total from investment operations	11.84	(61.98)	(72.60)	17.50	(31.40)	(70.30)
Net equalization credits and charges (b)	0.01	0.07	(0.00)(d)	0.20	(0.00)(d)	0.10
Contribution from Affiliate	—	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.15)	(1.16)	(0.90)	(3.00)	(1.00)	(2.90)
Net asset value, end of period	$ 44.83	$ 33.13	$ 96.20	$ 169.70	$ 155.00	$ 187.40
Total return (e)	35.92%	(64.70)%	(42.79)%	11.48%	(16.88)%	(26.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$130,668	$96,561	$186,698	$402,923	$258,000	$238,941
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.86%(f)	1.99%	0.73%	1.62%	0.50%	1.45%
Portfolio turnover rate (g)	37%(h)	51%	34%	44%	34%	51%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 43.09	$ 39.76	$ 42.99	$ 43.04	$ 41.84	$ 62.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	0.27	0.24	0.25	0.25	0.26
Net realized and unrealized gain (loss) (c)	8.91	3.37	(3.17)	(0.04)	1.21	(17.20)
Total from investment operations	9.04	3.64	(2.93)	0.21	1.46	(16.94)
Net equalization credits and charges (b)	0.00(d)	(0.02)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Voluntary contribution from Adviser	—	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.11)	(0.29)	(0.30)	(0.26)	(0.26)	(0.24)
Net realized gains	—	—	—	—	—	(3.32)
Total distributions	(0.11)	(0.29)	(0.30)	(0.26)	(0.26)	(3.56)
Net asset value, end of period	$ 52.02	$ 43.09	$ 39.76	$ 42.99	$ 43.04	$ 41.84
Total return (e)	21.01%	9.18%	(6.83)%	0.46%	3.50%	(28.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$280,907	$243,443	$212,716	$335,310	$454,110	$508,393
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.55%(f)	0.67%	0.57%	0.60%	0.58%	0.51%
Portfolio turnover rate (g)	25%(h)	31%	42%	46%	41%	69%
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 42.87	$ 42.42	$ 48.57	$ 40.72	$ 41.97	$ 49.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.43	0.68	0.69	0.73	0.61	0.53
Net realized and unrealized gain (loss) (c)	21.37	0.42	(6.18)	7.85	(1.17)	(7.36)
Total from investment operations	21.80	1.10	(5.49)	8.58	(0.56)	(6.83)
Net equalization credits and charges (b)	0.01	0.01	(0.00)(d)	(0.06)	(0.09)	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.66)	(0.66)	(0.67)	(0.60)	(0.54)
Net asset value, end of period	$ 64.30	$ 42.87	$ 42.42	$ 48.57	$ 40.72	$ 41.97
Total return (e)	50.98%	2.74%	(11.33)%	21.07%	(1.59)%	(13.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$688,017	$265,787	$263,038	$369,128	$443,807	$491,027
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.61%(f)	1.68%	1.47%	1.66%	1.40%	1.16%
Portfolio turnover rate (g)	34%(h)	43%	45%	43%	33%	41%
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 112.00	$ 84.40	$ 72.31	$ 61.70	$ 44.48	$ 43.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.54	0.66	0.55	0.41	0.30
Net realized and unrealized gain (loss) (c)	58.65	27.60	12.18	10.59	17.21	1.41
Total from investment operations	58.84	28.14	12.84	11.14	17.62	1.71
Net equalization credits and charges (b)	0.00(d)	(0.00)	(0.03)	(0.01)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.18)	(0.54)	(0.72)	(0.52)	(0.39)	(0.30)
Net asset value, end of period	$ 170.66	$ 112.00	$ 84.40	$ 72.31	$ 61.70	$ 44.48
Total return (e)	52.56%	33.43%	17.86%	18.04%	39.67%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$870,356	$498,412	$291,186	$318,166	$311,598	$195,692
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.28%(f)	0.55%	0.88%	0.79%	0.72%	0.72%
Portfolio turnover rate (g)	12%(h)	21%	32%	29%	37%	50%
(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 111.44	$ 96.24	$ 80.89	$ 62.58	$ 50.60	$ 51.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.03	0.37	0.19	0.14	0.42	0.24
Net realized and unrealized gain (loss) (c)	42.57	15.25	15.40	18.48	11.98	(0.49)
Total from investment operations	42.60	15.62	15.59	18.62	12.40	(0.25)
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.02)	0.00(d)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.05)	(0.41)	(0.22)	(0.13)	(0.43)	(0.23)
Net realized gains	—	—	—	(0.18)	—	(0.09)
Total distributions	(0.05)	(0.41)	(0.22)	(0.31)	(0.43)	(0.32)
Net asset value, end of period	$ 153.98	$ 111.44	$ 96.24	$ 80.89	$ 62.58	$ 50.60
Total return (e)	38.22%	16.34%	19.30%	29.83%	24.62%	(0.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$361,847	$241,825	$249,261	$88,979	$59,450	$45,542
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.04%(f)	0.38%	0.21%	0.19%	0.74%	0.49%
Portfolio turnover rate (g)	17%(h)	31%	47%	29%	29%	62%
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 69.77	$ 67.70	$ 72.20	$ 70.47	$ 58.39	$ 57.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	0.53	0.80	1.56	1.02	0.76
Net realized and unrealized gain (loss) (b)	15.08	2.15	(4.43)	1.75	11.92	1.05
Total from investment operations	15.58	2.68	(3.63)	3.31	12.94	1.81
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.09)	0.12	0.04	(0.10)
Distributions to shareholders from:
Net investment income	(0.44)	(0.59)	(0.78)	(1.70)	(0.90)	(0.79)
Net asset value, end of period	$ 84.90	$ 69.77	$ 67.70	$ 72.20	$ 70.47	$ 58.39
Total return (c)	22.40%	3.98%	(5.17)%	4.97%	22.25%	3.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,187	$48,842	$57,545	$162,460	$77,517	$23,355
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.32%(d)	0.78%	1.12%	2.21%	1.47%	1.37%
Portfolio turnover rate (e)	22%(f)	44%	35%	33%	46%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 52.86	$ 61.22	$ 63.09	$ 55.40	$ 43.63	$ 48.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.57	0.67	0.49	0.37	0.30
Net realized and unrealized gain (loss) (c)	18.37	(8.36)	(1.82)	7.68	11.76	(4.63)
Total from investment operations	18.64	(7.79)	(1.15)	8.17	12.13	(4.33)
Net equalization credits and charges (b)	0.06	0.01	(0.01)	(0.00)(d)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.27)	(0.58)	(0.71)	(0.48)	(0.37)	(0.31)
Net realized gains	—	—	—	—	—	(0.20)
Total distributions	(0.27)	(0.58)	(0.71)	(0.48)	(0.37)	(0.51)
Net asset value, end of period	$ 71.29	$ 52.86	$ 61.22	$ 63.09	$ 55.40	$ 43.63
Total return (e)	35.41%	(12.74)%	(1.80)%	14.74%	27.87%	(8.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$437,740	$179,722	$148,155	$233,429	$182,818	$170,163
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.85%(f)	0.99%	1.09%	0.79%	0.71%	0.66%
Portfolio turnover rate (g)	15%(h)	29%	18%	27%	29%	32%
(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16*- 6/30/16
Net asset value, beginning of period	$ 71.03	$ 73.74	$ 72.20	$ 66.97	$ 62.82	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.58	1.29	1.48	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	18.51	(2.51)	4.78	7.73	7.12	2.78
Total from investment operations	19.09	(1.22)	6.26	9.11	8.37	3.13
Net equalization credits and charges (a)	0.03	(0.09)	0.03	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.47)	(1.40)	(1.74)	(1.38)	(1.26)	(0.35)
Net realized gains	—	—	(3.01)	(2.51)	(2.97)	—
Total distributions	(0.47)	(1.40)	(4.75)	(3.89)	(4.23)	(0.35)
Net asset value, end of period	$ 89.68	$ 71.03	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Total return (c)	26.98%	(1.71)%	9.60%	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,595	$120,743	$283,882	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.46%(d)	1.77%	2.06%	1.95%	1.93%	1.79%(d)
Portfolio turnover rate (e)	27%(f)	69%	53%	46%	49%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 41.54	$ 43.11	$ 43.29	$ 45.00	$ 45.98	$ 43.32
Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	2.31	2.41	2.46	2.41	2.51
Net realized and unrealized gain (loss) (b)	3.08	(1.53)	(0.02)	(1.93)	(0.93)	2.48
Total from investment operations	4.18	0.78	2.39	0.53	1.48	4.99
Net equalization credits and charges (a)	(0.02)	(0.03)	(0.01)	0.04	(0.01)	0.12
Contribution from Affiliate	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.34)	(2.32)	(2.56)	(2.28)	(2.45)	(2.45)
Net asset value, end of period	$ 44.36	$ 41.54	$ 43.11	$ 43.29	$ 45.00	$ 45.98
Total return (d)	10.12%	1.67%	5.86%(e)	1.34%	3.45%	12.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,426,051	$1,121,515	$829,813	$588,791	$537,704	$565,508
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.03%(f)	5.39%	5.72%	5.60%	5.41%	5.61%
Portfolio turnover rate (g)	25%(h)	36%	35%	52%	31%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR SSGA Gender Diversity Index ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
120

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
121

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2020 :
122

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF

Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2020, the SPDR Global Dow ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
123

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$6,765	$—	$6,765
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$50,372	$—	$50,372
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$1,610	$—	$1,610
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500® Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
124

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Annual Rate
SPDR S&P Retail ETF	0.35%
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. The waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2021, so that the net annual fund operating expenses before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2021. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
125

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On September 25, 2018, State Street agreed to make a contribution of $21,290 to the SPDR Global Dow ETF in connection with a portfolio accounting matter.
On March 14, 2019, State Street agreed to make a contribution of $757 to the SPDR Wells Fargo Preferred Stock ETF in connection with a portfolio accounting matter.
On July 8, 2019, State Street agreed to make a contribution of $11,452 to the SPDR MSCI USA Strategicfactors ETF in connection with a corporate action processing adjustment.
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 110,193,722	$107,834,542
SPDR Global Dow ETF	7,430,832	8,212,006
SPDR MSCI USA StrategicFactorsSM ETF	74,781,648	70,222,817
SPDR NYSE Technology ETF	184,324,471	177,381,299
SPDR S&P 500® Fossil Fuel Reserves Free ETF	7,467,786	8,133,381
SPDR S&P Capital Markets ETF	7,317,316	7,166,610
SPDR S&P Health Care Equipment ETF	113,034,462	112,699,711
SPDR S&P Health Care Services ETF	19,982,216	20,418,156
SPDR S&P Insurance ETF	48,600,953	48,375,140
SPDR S&P Internet ETF	12,473,028	11,814,851
SPDR S&P Metals & Mining ETF	119,365,378	123,285,860
SPDR S&P Oil & Gas Equipment & Services ETF	35,456,863	35,452,902
SPDR S&P Pharmaceuticals ETF	61,183,536	61,457,893
SPDR S&P Retail ETF	144,436,374	145,330,667
SPDR S&P Semiconductor ETF	75,217,364	75,062,203
126

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Purchases	Sales
SPDR S&P Software & Services ETF	$ 48,826,327	$ 48,932,096
SPDR S&P Telecom ETF	11,239,768	11,183,427
SPDR S&P Transportation ETF	42,419,511	42,865,413
SPDR SSGA Gender Diversity Index ETF	38,334,840	37,938,856
SPDR Wells Fargo® Preferred Stock ETF	309,831,206	311,455,741
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 288,299,394	$ 131,577,844	$ 77,353,689
SPDR Global Dow ETF	10,604,388	22,568,587	9,754,361
SPDR MSCI USA StrategicFactorsSM ETF	210,015,219	292,361,120	58,655,045
SPDR NYSE Technology ETF	291,190,961	211,311,165	123,692,453
SPDR S&P 500® Fossil Fuel Reserves Free ETF	237,231,232	46,168,375	23,339,629
SPDR S&P Capital Markets ETF	67,670,506	53,796,723	4,290,018
SPDR S&P Health Care Equipment ETF	180,621,933	131,717,069	46,754,862
SPDR S&P Health Care Services ETF	58,095,493	41,251,237	12,485,389
SPDR S&P Insurance ETF	172,399,230	451,445,218	(13,535,319)
SPDR S&P Internet ETF	44,743,121	21,004,705	10,617,260
SPDR S&P Metals & Mining ETF	622,123,469	372,122,988	102,458,702
SPDR S&P Oil & Gas Equipment & Services ETF	23,444,686	19,291,682	2,159,747
SPDR S&P Pharmaceuticals ETF	33,098,960	42,538,003	5,427,571
SPDR S&P Retail ETF	1,862,151,448	1,625,018,859	143,241,103
SPDR S&P Semiconductor ETF	294,486,921	186,287,344	67,045,716
SPDR S&P Software & Services ETF	107,138,334	83,677,739	34,586,826
SPDR S&P Telecom ETF	5,733,551	8,920,586	1,760,719
SPDR S&P Transportation ETF	222,501,309	43,875,927	14,254,959
SPDR SSGA Gender Diversity Index ETF	54,006,008	27,519,795	4,950,153
SPDR Wells Fargo® Preferred Stock ETF	317,803,836	92,086,784	4,892,471
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 403,370,467	$ 62,666,005	$ 8,110,438	$ 54,555,567
SPDR Global Dow ETF	75,606,822	19,264,220	11,652,037	7,612,183
SPDR MSCI USA StrategicFactorsSM ETF	742,429,433	108,711,037	20,686,334	88,024,703
SPDR NYSE Technology ETF	518,647,318	177,029,109	9,654,704	167,374,405
SPDR S&P 500® Fossil Fuel Reserves Free ETF	707,746,002	201,375,418	15,394,104	185,981,314
SPDR S&P Capital Markets ETF	42,506,724	4,980,902	467,552	4,513,350
SPDR S&P Health Care Equipment ETF	629,323,959	117,536,711	17,518,823	100,017,888
SPDR S&P Health Care Services ETF	116,009,802	22,714,439	1,163,342	21,551,097
SPDR S&P Insurance ETF	400,859,830	11,201,159	44,519,864	(33,318,705)
SPDR S&P Internet ETF	69,007,818	11,272,048	1,823,709	9,448,339
SPDR S&P Metals & Mining ETF	864,375,560	86,755,574	25,280,806	61,474,768
SPDR S&P Oil & Gas Equipment & Services ETF	168,500,803	4,446,765	38,107,820	(33,661,055)
SPDR S&P Pharmaceuticals ETF	276,194,853	39,431,936	22,025,023	17,406,913
SPDR S&P Retail ETF	722,848,341	41,222,206	24,300,757	16,921,449
SPDR S&P Semiconductor ETF	651,215,440	224,684,302	1,914,717	222,769,585
SPDR S&P Software & Services ETF	302,950,735	78,392,343	5,115,628	73,276,715
SPDR S&P Telecom ETF	55,496,494	9,861,808	4,611,313	5,250,495
SPDR S&P Transportation ETF	377,547,146	62,550,990	2,364,226	60,186,764
SPDR SSGA Gender Diversity Index ETF	154,013,730	32,104,029	4,077,435	28,026,594
SPDR Wells Fargo® Preferred Stock ETF	1,449,750,393	51,233,336	4,450,685	46,782,651
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the
128

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 48,029,701	$ 42,497,761	$ 7,086,780	$ 49,584,541
SPDR Global Dow ETF	1,905,729	1,518,502	486,394	2,004,896
SPDR MSCI USA StrategicFactorsSM ETF	1,418,221	763,621	700,611	1,464,232
SPDR NYSE Technology ETF	13,392,107	14,610,437	—	14,610,437
SPDR S&P 500® Fossil Fuel Reserves Free ETF	806,028	824,703	9,930	834,633
SPDR S&P Capital Markets ETF	570,102	—	584,789	584,789
SPDR S&P Health Care Equipment ETF	55,555,171	18,017,793	42,380,922	60,398,715
SPDR S&P Health Care Services ETF	7,541,383	1,184,822	6,471,055	7,655,877
SPDR S&P Internet ETF	15,022,484	10,986,975	4,607,639	15,594,614
SPDR S&P Metals & Mining ETF	36,206,731	—	37,300,890	37,300,890
SPDR S&P Oil & Gas Equipment & Services ETF	4,813,109	4,161,163	1,047,830	5,208,993
SPDR S&P Pharmaceuticals ETF	40,459,895	12,801,366	28,848,408	41,649,774
SPDR S&P Retail ETF	99,367,221	51,950,208	52,147,718	104,097,926
SPDR S&P Semiconductor ETF	40,147,930	3,518,676	37,680,580	41,199,256
SPDR S&P Software & Services ETF	39,343,476	14,313,483	25,958,967	40,272,450
SPDR S&P Telecom ETF	8,544,402	5,563,140	3,343,996	8,907,136
SPDR S&P Transportation ETF	12,142,014	—	12,694,950	12,694,950
SPDR SSGA Gender Diversity Index ETF	924,323	413,032	553,552	966,584
SPDR Wells Fargo® Preferred Stock ETF	70,000,868	71,354,427	78,612	71,433,039
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
129

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$42,497,761	$—	$—	$—	$42,497,761	$42,497,761
SPDR Global Dow ETF	Common Stocks	1,518,502	—	—	—	1,518,502	1,518,502
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	763,621	—	—	—	763,621	763,621
SPDR NYSE Technology ETF	Common Stocks	14,610,437	—	—	—	14,610,437	14,610,437
SPDR S&P 500® Fossil Fuel Reserves Free ETF	Common Stocks	824,703	—	—	—	824,703	824,703
SPDR S&P Health Care Equipment ETF	Common Stocks	18,017,793	—	—	—	18,017,793	18,017,793
SPDR S&P Health Care Services ETF	Common Stocks	1,184,822	—	—	—	1,184,822	1,184,822
SPDR S&P Internet ETF	Common Stocks	10,986,975	—	—	—	10,986,975	10,986,975
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	4,161,163	—	—	—	4,161,163	4,161,163
SPDR S&P Pharmaceuticals ETF	Common Stocks	12,801,366	—	—	—	12,801,366	12,801,366
SPDR S&P Retail ETF	Common Stocks	51,950,208	—	—	—	51,950,208	51,950,208
SPDR S&P Semiconductor ETF	Common Stocks	3,518,676	—	—	—	3,518,676	3,518,676
SPDR S&P Software & Services ETF	Common Stocks	14,313,483	—	—	—	14,313,483	14,313,483
SPDR S&P Telecom ETF	Common Stocks	5,563,140	—	—	—	5,563,140	5,563,140
SPDR SSGA Gender Diversity Index ETF	Common Stocks	413,032	—	—	—	413,032	413,032
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	71,354,427	—	—	—	71,354,427	71,354,427
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the
130

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Reverse Stock Split
The Board authorized a 1-for-10 reverse stock split for the SPDR S&P Oil & Gas Equipment and Services ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of ten, while increasing the net asset value of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Funds have been adjusted to reflect the reverse stock split.
12.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
131

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,481.80	$2.81	$1,022.90	$2.29
SPDR Global Dow ETF	0.50	1,248.80	2.83	1,022.70	2.55
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,192.90	0.83	1,024.40	0.77
SPDR NYSE Technology ETF	0.35	1,422.30	2.14	1,023.40	1.79
SPDR S&P 500® Fossil Fuel Reserves Free ETF	0.20	1,224.10	1.12	1,024.20	1.02
SPDR S&P Capital Markets ETF	0.35	1,359.90	2.08	1,023.40	1.79
SPDR S&P Health Care Equipment ETF	0.35	1,275.20	2.01	1,023.40	1.79
SPDR S&P Health Care Services ETF	0.35	1,423.60	2.14	1,023.40	1.79
SPDR S&P Insurance ETF	0.35	1,242.00	1.98	1,023.40	1.79
SPDR S&P Internet ETF	0.35	1,552.30	2.25	1,023.40	1.79
SPDR S&P Metals & Mining ETF	0.35	1,585.60	2.28	1,023.40	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,359.20	2.08	1,023.40	1.79
SPDR S&P Pharmaceuticals ETF	0.35	1,210.10	1.95	1,023.40	1.79
SPDR S&P Retail ETF	0.35	1,509.80	2.21	1,023.40	1.79
SPDR S&P Semiconductor ETF	0.35	1,525.60	2.23	1,023.40	1.79
SPDR S&P Software & Services ETF	0.35	1,382.20	2.10	1,023.40	1.79
SPDR S&P Telecom ETF	0.35	1,224.00	1.96	1,023.40	1.79
SPDR S&P Transportation ETF	0.35	1,354.10	2.08	1,023.40	1.79
132

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Gender Diversity Index ETF	0.20%	$1,269.80	$1.14	$1,024.20	$1.02
SPDR Wells Fargo® Preferred Stock ETF	0.45	1,101.20	2.38	1,022.90	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
133

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
134

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.9%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.9
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.9
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	3.8
Treasury Inflation Protected Indexed Notes 0.25% 1/15/2025	3.8
TOTAL	19.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
U.S. Treasury Bill 0.08% 2/25/2021	11.8%
U.S. Treasury Bill 0.10% 1/28/2021	11.4
U.S. Treasury Bill 0.16% 1/7/2021	10.5
U.S. Treasury Bill 0.15% 1/14/2021	8.6
U.S. Treasury Bill 0.10% 2/4/2021	8.6
TOTAL	50.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
U.S. Treasury Bill 0.12% 3/4/2021	11.1%
U.S. Treasury Bill 0.11% 3/25/2021	10.4
U.S. Treasury Bill 0.14% 4/22/2021	8.1
U.S. Treasury Bill 0.10% 5/20/2021	6.7
U.S. Treasury Bill 0.08% 3/11/2021	6.7
TOTAL	43.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	100.0%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 8,875,341	$ 10,896,702
2.00%, 1/15/2026	10,392,387	12,362,677
2.38%, 1/15/2025	16,380,640	19,147,869
2.38%, 1/15/2027	9,597,180	11,943,478
2.50%, 1/15/2029	6,933,564	9,116,067
3.63%, 4/15/2028	12,117,996	16,681,915
3.88%, 4/15/2029	13,645,183	19,677,200
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022	20,045,319	20,413,797
0.13%, 4/15/2022	20,954,636	21,400,887
0.13%, 7/15/2022	18,086,783	18,659,911
0.13%, 1/15/2023	19,216,498	19,974,447
0.13%, 7/15/2024	18,869,417	20,220,178
0.13%, 10/15/2024	14,149,749	15,179,579
0.13%, 4/15/2025	13,732,687	14,778,891
0.13%, 10/15/2025	11,079,164	12,053,391
0.13%, 7/15/2026	15,708,896	17,288,577
0.13%, 1/15/2030	16,627,649	18,561,522
0.13%, 7/15/2030	17,515,791	19,666,882
0.25%, 1/15/2025	19,701,167	21,272,164
0.25%, 7/15/2029	17,200,139	19,488,358
0.38%, 7/15/2023	18,853,629	19,988,297
0.38%, 7/15/2025	19,563,222	21,502,185
0.38%, 1/15/2027	18,964,714	21,175,481
0.38%, 7/15/2027	15,699,414	17,672,631
0.50%, 4/15/2024	14,805,471	15,878,561
0.50%, 1/15/2028	18,445,630	20,921,168
0.63%, 4/15/2023	20,885,545	22,004,272
0.63%, 1/15/2024	19,224,293	20,645,116
0.63%, 1/15/2026	19,398,058	21,670,175
0.75%, 7/15/2028	15,550,699	18,102,764
0.88%, 1/15/2029	15,727,288	18,496,029
TOTAL U.S. TREASURY OBLIGATIONS (Cost $525,999,742)		556,841,171

See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c) (Cost $132,314)	132,314	$ 132,314
TOTAL INVESTMENTS — 99.8% (Cost $526,132,056)		556,973,485
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		949,091
NET ASSETS — 100.0%		$ 557,922,576
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$556,841,171	$—	$556,841,171
Short-Term Investment	132,314	—	—	132,314
TOTAL INVESTMENTS	$132,314	$556,841,171	$—	$556,973,485
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,733	$ 50,733	$16,458,283	$16,376,702	$—	$—	132,314	$132,314	$ —
State Street Navigator Securities Lending Portfolio II	37,732,171	37,732,171	45,620,720	83,352,891	—	—	—	—	8,743
Total		$37,782,904	$62,079,003	$99,729,593	$—	$—		$132,314	$8,743
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bill:
0.08%, 2/25/2021	$ 1,502,686,000	$ 1,502,539,488
0.09%, 1/12/2021	733,052,000	733,045,483
0.10%, 1/26/2021	733,039,000	733,017,720
0.10%, 1/28/2021	1,451,410,000	1,451,354,368
0.10%, 2/4/2021	1,099,569,000	1,099,516,925
0.12%, 1/5/2021	733,057,000	733,056,897
0.12%, 1/19/2021	733,039,000	733,026,780
0.12%, 2/11/2021	1,099,569,000	1,099,499,364
0.12%, 2/18/2021 (b)	1,099,567,000	1,099,477,660
0.13%, 1/21/2021	1,099,509,000	1,099,485,636
0.15%, 1/14/2021	1,099,596,000	1,099,582,255
0.16%, 1/7/2021	1,343,901,000	1,343,897,640
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,727,275,760)		12,727,500,216
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $40,035,269)	40,035,269	40,035,269
TOTAL INVESTMENTS — 99.9% (Cost $12,767,311,029)		12,767,535,485
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		16,828,549
NET ASSETS — 100.0%		$12,784,364,034
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$12,727,500,216	$—	$12,727,500,216
Short-Term Investment	40,035,269	—	—	40,035,269
TOTAL INVESTMENTS	$40,035,269	$12,727,500,216	$—	$12,767,535,485
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,990,218	$50,990,218	$606,728,454	$617,683,403	$—	$—	40,035,269	$40,035,269	$2,313
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 100.0% (a)
U.S. Treasury Bill:
0.07%, 3/18/2021	$ 666,800	$ 666,705
0.08%, 3/11/2021	666,800	666,708
0.08%, 6/17/2021	278,900	278,795
0.09%, 6/3/2021	418,900	418,756
0.10%, 5/20/2021	674,800	674,593
0.10%, 5/27/2021	418,900	418,771
0.10%, 11/4/2021	279,900	279,684
0.11%, 3/25/2021	1,044,700	1,044,526
0.11%, 4/1/2021	418,900	418,819
0.11%, 4/8/2021 (b)	418,900	418,818
0.11%, 4/29/2021	418,900	418,786
0.11%, 5/6/2021 (b)	418,900	418,783
0.11%, 5/13/2021	418,900	418,778
0.11%, 7/15/2021	279,900	279,775
0.11%, 8/12/2021	279,900	279,752
0.12%, 3/4/2021	1,110,700	1,110,573
0.12%, 4/15/2021	418,900	418,803
0.12%, 9/9/2021	279,900	279,733
0.14%, 4/22/2021	814,800	814,605
0.14%, 10/7/2021	279,900	279,707
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,004,778)		10,005,470
	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d) (e) (Cost $1,653)	1,653	1,653
TOTAL INVESTMENTS — 100.0% (Cost $10,006,431)		10,007,123
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		214
NET ASSETS — 100.0%		$ 10,007,337

See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$10,005,470	$—	$10,005,470
Short-Term Investment	1,653	—	—	1,653
TOTAL INVESTMENTS	$1,653	$10,005,470	$—	$10,007,123
Affiliate Table
	Number of Shares Held at 9/24/20*	Value at 9/24/20*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$639,430	$637,777	$—	$—	1,653	$1,653	$2
*	Commencement of operations.
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$556,841,171	$12,727,500,216
Investments in affiliated issuers, at value	132,314	40,035,269
Total Investments	556,973,485	12,767,535,485
Receivable for investments sold	5,020,886	—
Receivable for fund shares sold	39,702,539	18,303,317
Dividends receivable — affiliated issuers	17	2,040
Interest receivable — unaffiliated issuers	1,315,737	—
Securities lending income receivable — unaffiliated issuers	63	—
Securities lending income receivable — affiliated issuers	430	—
Due from broker	5,186	—
TOTAL ASSETS	603,018,343	12,785,840,842
LIABILITIES
Due to custodian	5,186	—
Payable for investments purchased	45,025,171	—
Advisory fee payable	65,228	1,475,548
Trustees’ fees and expenses payable	182	1,260
TOTAL LIABILITIES	45,095,767	1,476,808
NET ASSETS	$557,922,576	$12,784,364,034
NET ASSETS CONSIST OF:
Paid-in Capital	$528,751,351	$12,786,249,170
Total distributable earnings (loss)	29,171,225	(1,885,136)
NET ASSETS	$557,922,576	$12,784,364,034
NET ASSET VALUE PER SHARE
Net asset value per share	$ 20.90	$ 91.52
Shares outstanding (unlimited amount authorized, $0.01 par value)	26,700,000	139,694,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$525,999,742	$12,727,275,760
Investments in affiliated issuers	132,314	40,035,269
Total cost of investments	$526,132,056	$ 12,767,311,029
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value	$10,005,470
Investments in affiliated issuers, at value	1,653
Total Investments	10,007,123
Receivable for investments sold	5,005,634
Interest receivable — unaffiliated issuers	1
TOTAL ASSETS	15,012,758
LIABILITIES
Payable for fund shares repurchased	5,003,668
Advisory fee payable	1,715
Trustees’ fees and expenses payable	38
TOTAL LIABILITIES	5,005,421
NET ASSETS	$10,007,337
NET ASSETS CONSIST OF:
Paid-in Capital	$10,007,028
Total distributable earnings (loss)	309
NET ASSETS	$10,007,337
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.07
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,004,778
Investments in affiliated issuers	1,653
Total cost of investments	$10,006,431
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 4,822,978	$ 6,828,755
Dividend income — affiliated issuers	1,528,243	2,313
Unaffiliated securities lending income	244	—
Affiliated securities lending income	8,743	—
TOTAL INVESTMENT INCOME (LOSS)	6,360,208	6,831,068
EXPENSES
Advisory fee	355,167	9,454,954
Trustees’ fees and expenses	3,457	134,167
TOTAL EXPENSES	358,624	9,589,121
NET INVESTMENT INCOME (LOSS)	$ 6,001,584	$(2,758,053)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	165,804	647,822
In-kind redemptions — unaffiliated issuers	2,160,575	24,713
Net realized gain (loss)	2,326,379	672,535
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,210,117	293,372
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,536,496	965,907
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,538,080	$(1,792,146)
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF(a)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 3,999
Dividend income — affiliated issuers	2
TOTAL INVESTMENT INCOME (LOSS)	4,001
EXPENSES
Advisory fee	5,255
Trustees’ fees and expenses	72
TOTAL EXPENSES	5,327
NET INVESTMENT INCOME (LOSS)	$(1,326)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	943
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	692
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,635
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 309
(a)	For the period September 23, 2020 (inception date) through December 31, 2020.
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,001,584	$ 2,059,570
Net realized gain (loss)	2,326,379	2,203,769
Net change in unrealized appreciation/depreciation	10,210,117	15,536,913
Net increase (decrease) in net assets resulting from operations	18,538,080	19,800,252
Net equalization credits and charges	(1,614,043)	(203,319)
Distributions to shareholders	(5,456,108)	(4,880,678)
Return of capital	—	(2,039,118)
Total Distributions	(5,456,108)	(6,919,796)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	181,931,034	97,166,077
Cost of shares redeemed	(26,875,380)	(61,091,426)
Net income equalization	1,614,043	203,319
Other Capital	808	381
Net increase (decrease) in net assets from beneficial interest transactions	156,670,505	36,278,351
Net increase (decrease) in net assets during the period	168,138,434	48,955,488
Net assets at beginning of period	389,784,142	340,828,654
NET ASSETS AT END OF PERIOD	$557,922,576	$389,784,142
SHARES OF BENEFICIAL INTEREST:
Shares sold	8,800,000	4,900,000
Shares redeemed	(1,300,000)	(3,100,000)
Net increase (decrease) from share transactions	7,500,000	1,800,000
See accompanying notes to financial statements.
14

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,758,053)	$ 111,740,498
Net realized gain (loss)	672,535	8,988,721
Net change in unrealized appreciation/depreciation	293,372	(1,716,690)
Net increase (decrease) in net assets resulting from operations	(1,792,146)	119,012,529
Distributions to shareholders	(468,776)	(131,072,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,899,200,500	16,964,705,989
Cost of shares redeemed	(5,221,715,832)	(10,149,908,907)
Other Capital	16,434	—
Net increase (decrease) in net assets from beneficial interest transactions	(3,322,498,898)	6,814,797,082
Net increase (decrease) in net assets during the period	(3,324,759,820)	6,802,736,708
Net assets at beginning of period	16,109,123,854	9,306,387,146
NET ASSETS AT END OF PERIOD	$12,784,364,034	$ 16,109,123,854
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,750,000	185,300,000
Shares redeemed	(57,050,000)	(110,900,000)
Net increase (decrease) from share transactions	(36,300,000)	74,400,000
See accompanying notes to financial statements.
15

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
For the Period 9/23/2020*- 12/31/20 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,326)
Net realized gain (loss)	943
Net change in unrealized appreciation/depreciation	692
Net increase (decrease) in net assets resulting from operations	309
Net equalization credits and charges	405
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,010,697
Cost of shares redeemed	(5,003,669)
Net income equalization	(405)
Net increase (decrease) in net assets from beneficial interest transactions	10,006,623
Net increase (decrease) in net assets during the period	10,007,337
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$10,007,337
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000
Shares redeemed	(50,000)
Net increase (decrease) from share transactions	100,000
*Inception date.
See accompanying notes to financial statements.
16

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 20.30	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.12	0.44	0.53	0.38	0.19
Net realized and unrealized gain (loss) (b)	0.65	0.99	0.43	(0.21)	(0.47)	0.47
Total from investment operations	0.91	1.11	0.87	0.32	(0.09)	0.66
Net equalization credits and charges (a)	(0.07)	(0.01)	(0.01)	(0.07)	0.01	(0.05)
Other capital (a)	0.00(c)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.24)	(0.27)	(0.54)	(0.44)	(0.35)	(0.01)
Return of Capital	—	(0.12)	—	—	—	—
Total distributions	(0.24)	(0.39)	(0.54)	(0.44)	(0.35)	(0.01)
Net asset value, end of period	$ 20.90	$ 20.30	$ 19.59	$ 19.27	$ 19.46	$ 19.89
Total return (d)	4.11%	5.74%	4.57%	1.31%	(0.41)%	3.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$557,923	$389,784	$340,829	$258,195	$114,802	$23,867
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.53%(e)	0.61%	2.32%	2.73%	1.94%	0.96%
Portfolio turnover rate (f)	7%(g)	17%	20%	21%	22%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
17

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 91.53	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)	0.88	1.97	1.15	0.28	0.00(c)
Net realized and unrealized gain (loss) (d)	0.01	0.32	(0.05)	(0.10)	(0.00)(c)	0.08
Total from investment operations	(0.01)	1.20	1.92	1.05	0.28	0.08
Net equalization credits and charges (b)	—	—	—	—	(0.00)(c)	(0.08)
Contribution from Adviser (Note 3)	—	—	—	0.00(c)	—	—
Other capital	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.00)(c)	(1.27)	(1.89)	(0.96)	(0.22)	—
Net asset value, end of period	$ 91.52	$ 91.53	$ 91.60	$ 91.57	$ 91.48	$ 91.42
Total return (e)	(0.01)%	1.32%	2.13%	1.16%	0.31%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,784,364	$16,109,124	$9,306,387	$3,364,553	$1,651,104	$1,883,265
Ratios to average net assets:
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	(0.04)%(f)	0.96%	2.15%	1.26%	0.30%	0.01%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
See accompanying notes to financial statements.
18

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
For the Period 9/24/20*- 12/31/20 (Unaudited)
Net asset value, beginning of period	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss) (b)	0.01
Total from investment operations	0.00(c)
Net equalization credits and charges (a)	0.00(c)
Net asset value, end of period	$100.07
Total return (d)	0.00%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,007
Ratios to average net assets:
Total expenses	0.14%(f)
Net investment income (loss)	(0.03)%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Amount is less than 0.005%.
(f)	Annualized.
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR Bloomberg Barclays 3-12 Month T-Bill ETF was formed on September 23, 2020 and commenced operations on September 24, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
20

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
21

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Distributions received by the Funds may
22

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg Barclays 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following funds utilized equalization during the period ended December 31, 2020 :
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in
23

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	0.1345
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
24

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
25

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	U.S. Government Obligations
	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$33,546,836	$38,982,516
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 183,320,908	$ 27,055,273	$2,160,575
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,882,663,286	5,225,863,757	24,713
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	15,000,859	5,005,634	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
26

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 526,700,946	$30,272,539	$—	$30,272,539
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	12,767,311,029	224,456	—	224,456
SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	10,006,431	692	—	692
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
30

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
31

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays 3-12 Month T-Bill ETF
Annualized Expense Ratio	0.15%	0.14%	0.14%
Actual:
Ending Account Value	$1,041.10	$ 999.90	$1,000.00
Expenses Paid During Period(a)	0.77	0.71	0.38(b)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.50	1,024.50
Expenses Paid During Period(a)	0.77	0.71	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Actual period is from commencement of operations on 9/24/2020.
32

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
33

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
34

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to December 31, 2020, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR Bloomberg Barclays 3-12 Month T-Bill ETF (the “New ETF”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its
35

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of exchange-traded funds similar to the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information.
Other Benefits
The Board considered whether the Adviser or its affiliates would benefit in other ways from its relationship with the New ETF. The Board also considered the potential for revenue to State Street, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the New ETF. The Board also noted that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to
36

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
37

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRINTLSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
California, Bay Area Toll Authority Revenue VRN 2.63% 4/1/2045	0.8%
Maryland, State General Obligation 5.00% 8/1/2031	0.6
Ohio, Water Development Authority Revenue 5.00% 6/1/2029	0.6
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.00% 6/15/2041	0.4
New York, NY, General Obligation 3.00% 8/1/2036	0.4
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Municipal Bonds & Notes	99.0%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2020

% of Total Investments
California	19.3%
New York	18.2
Texas	12.0
Massachusetts	4.5
Washington	4.4
Maryland	4.0
Florida	3.3
Ohio	2.7
Virginia	2.5
Colorado	2.2
TOTAL	73.1%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
California, State General Obligation 4.00% 10/1/2024	1.0%
Massachusetts, State General Obligation VRN 1.70% 8/1/2043	0.9
Chino Basin Regional Financing Authority, Revenue 4.00% 11/1/2025	0.8
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	0.8
San Antonio, TX, Water System Revenue VRN 2.63% 5/1/2049	0.8
TOTAL	4.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Municipal Bonds & Notes	99.1%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2020

% of Total Investments
California	17.4%
New York	15.0
Texas	11.5
Maryland	6.3
Massachusetts	5.1
Washington	4.4
Virginia	3.6
Florida	3.4
Ohio	3.1
North Carolina	2.5
TOTAL	72.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.9%
Other Securities		$ 29,727,060
ALASKA — 0.0% (a)
Other Securities		1,579,569
ARIZONA — 1.5%
Other Securities		49,122,431
ARKANSAS — 0.1%
Other Securities		1,915,814
CALIFORNIA — 19.1%
California State Public Works Board Series C, 5.00%, 11/1/2031	$ 6,855,000	9,248,355
California, Bay Area Toll Authority Revenue Series A, 2.63%, 4/1/2045 (b)	23,510,000	25,842,897
California, Infrastructure & Economic Development Bank Revenue 5.00%, 11/1/2030	7,100,000	9,628,594
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	10,677,410
3.00%, 10/1/2036	1,830,000	2,061,092
3.00%, 10/1/2037	12,095,000	13,581,475
3.50%, 8/1/2027	175,000	209,725
4.00%, 11/1/2023	160,000	177,072
4.00%, 10/1/2024	250,000	285,193
4.00%, 9/1/2025	250,000	293,343
4.00%, 8/1/2033	205,000	238,925
4.00%, 10/1/2034	500,000	619,515
4.00%, 10/1/2036	500,000	615,550
4.00%, 11/1/2036	30,000	35,487
4.00%, 10/1/2037	2,100,000	2,577,729
4.00%, 11/1/2039	7,500,000	9,313,650
4.00%, 10/1/2044	965,000	1,161,049
5.00%, 4/1/2022	10,000,000	10,602,600
5.00%, 8/1/2022	100,000	107,630
5.00%, 9/1/2022	250,000	270,085
5.00%, 8/1/2023	600,000	673,842
5.00%, 9/1/2023	545,000	614,209
5.00%, 11/1/2023	1,395,000	1,583,074
5.00%, 4/1/2024	8,650,000	9,985,906
5.00%, 8/1/2024	325,000	380,299
See accompanying notes to financial statements.
3

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2024	$ 720,000	$ 845,330
5.00%, 8/1/2025	455,000	553,185
5.00%, 9/1/2025	235,000	286,611
5.00%, 10/1/2025	5,000,000	6,117,250
5.00%, 3/1/2026	110,000	131,471
5.00%, 8/1/2026	2,990,000	3,746,402
5.00%, 9/1/2026	1,170,000	1,475,720
5.00%, 10/1/2026	1,010,000	1,254,420
5.00%, 4/1/2027	5,000,000	6,416,800
5.00%, 8/1/2027	10,720,000	13,826,971
5.00%, 9/1/2027	165,000	170,252
5.00%, 10/1/2027	170,000	210,044
5.00%, 11/1/2027	180,000	234,796
5.00%, 4/1/2028	3,000,000	3,949,680
5.00%, 8/1/2028	1,970,000	2,464,619
5.00%, 9/1/2028	2,620,000	2,861,022
5.00%, 10/1/2028	3,000,000	4,000,440
5.00%, 4/1/2029	5,000,000	6,748,300
5.00%, 8/1/2029	765,000	942,234
5.00%, 9/1/2029	1,705,000	1,808,204
5.00%, 10/1/2029	5,750,000	7,715,263
5.00%, 3/1/2030	1,640,000	2,253,245
5.00%, 9/1/2030	1,455,000	1,809,337
5.00%, 11/1/2030	500,000	644,365
5.00%, 4/1/2031	1,845,000	2,461,544
5.00%, 9/1/2031	1,915,000	2,331,434
5.00%, 3/1/2032	280,000	330,828
5.00%, 4/1/2032	4,600,000	6,438,948
5.00%, 8/1/2032	300,000	370,689
5.00%, 3/1/2033	2,000,000	2,703,920
5.00%, 4/1/2033	3,500,000	4,615,240
5.00%, 9/1/2034	290,000	358,078
5.00%, 10/1/2034	155,000	180,882
5.00%, 8/1/2035	1,650,000	2,052,893
5.00%, 9/1/2035	740,000	912,331
5.00%, 10/1/2035	435,000	528,899
5.00%, 4/1/2036	500,000	653,525
5.00%, 8/1/2036	1,370,000	1,682,716
5.00%, 9/1/2036	1,390,000	1,711,980
5.00%, 11/1/2036	500,000	652,765
5.00%, 10/1/2037	90,000	104,555
See accompanying notes to financial statements.
4

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2039	$ 500,000	$ 606,210
5.00%, 11/1/2039	865,000	1,122,337
4.00%, 12/1/2030 (b)	135,000	137,051
Series B, 5.00%, 8/1/2024	150,000	175,523
Series C, 5.00%, 9/1/2034	155,000	185,854
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	980,411
Series A, 5.00%, 7/1/2024	250,000	292,033
Series A, 5.00%, 7/1/2027	150,000	184,983
Series A, 5.00%, 7/1/2028	250,000	317,295
Series A, 5.00%, 7/1/2030	520,000	614,110
Series A, 5.00%, 7/1/2031	390,000	491,408
Series A, 5.00%, 7/1/2032	715,000	906,503
Series A, 5.00%, 7/1/2036	3,675,000	4,610,781
Series A, 5.00%, 7/1/2037	910,000	1,185,939
Series A, 5.00%, 7/1/2038	570,000	685,676
Series A, 5.00%, 7/1/2040	2,215,000	2,651,311
Series A, 5.00%, 7/1/2041	900,000	1,077,768
Series B, 5.00%, 1/1/2024	835,000	951,098
Series B, 5.00%, 7/1/2025	100,000	121,295
Series B, 5.00%, 7/1/2028	320,000	391,962
Series B, 5.00%, 7/1/2029	100,000	122,266
Series B, 5.00%, 7/1/2031	4,000,000	5,320,680
Series B, 5.00%, 7/1/2032	2,640,000	3,493,644
Series B, 5.00%, 7/1/2033	1,500,000	1,975,770
Series B, 5.00%, 7/1/2034	555,000	670,951
Series B, 5.00%, 7/1/2036	100,000	120,729
Series B, 5.00%, 7/1/2037	100,000	123,883
Series B, 5.00%, 7/1/2040	930,000	1,245,670
Series B, 5.00%, 7/1/2042	230,000	274,316
Series B, 5.00%, 7/1/2043	895,000	1,107,961
Series C, 5.00%, 7/1/2037 (c)	2,040,000	2,766,974
Series C, 5.00%, 7/1/2042	595,000	741,685
Series D, 5.00%, 7/1/2030	305,000	353,617
Series D, 5.00%, 7/1/2032	180,000	207,945
Series D, 5.00%, 7/1/2044	130,000	149,063
Series E, 5.00%, 7/1/2039	310,000	357,080
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	8,005,435
See accompanying notes to financial statements.
5

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
San Mateo Foster, CA, Public Financing Authority 4.00%, 8/1/2044	$ 8,000,000	$ 9,622,720
University of California, Revenue:
5.00%, 11/1/2044	1,500,000	1,957,815
Series A, 3.00%, 11/1/2033	250,000	270,748
Series A, 3.13%, 11/1/2036	225,000	243,639
Series A, 3.20%, 11/1/2037	270,000	292,853
Series A, 4.00%, 11/1/2035	300,000	343,956
Series A, 4.00%, 11/1/2037	555,000	633,116
Series A, 4.00%, 11/1/2038	1,580,000	1,799,225
Series A, 5.00%, 11/1/2021	150,000	156,053
Series A, 5.00%, 11/1/2025	1,390,000	1,705,155
Series A, 5.00%, 11/1/2028	120,000	148,787
Series A, 5.00%, 11/1/2031	205,000	259,155
Series A, 5.00%, 11/1/2032	120,000	145,027
Series A, 5.00%, 11/1/2033	350,000	408,415
Series A, 5.00%, 11/1/2035	1,450,000	1,861,587
Series A, 5.00%, 11/1/2036	265,000	321,564
Series A, 5.00%, 11/1/2037	5,400,000	7,129,830
Series A, 5.00%, 11/1/2038	165,000	197,069
Series A, 5.00%, 11/1/2041	1,940,000	2,339,504
Series A, 5.00%, 11/1/2043	220,000	260,700
Series AM, 5.00%, 5/15/2027	200,000	230,874
Series AO, 5.00%, 5/15/2026	110,000	132,295
Series AO, 5.00%, 5/15/2032	100,000	118,595
Series AO, 5.00%, 5/15/2040	110,000	129,261
Series AR, 4.00%, 5/15/2037	570,000	655,477
Series AR, 5.00%, 5/15/2030	580,000	713,069
Series AR, 5.00%, 5/15/2032	120,000	147,035
Series AR, 5.00%, 5/15/2034	500,000	610,285
Series AR, 5.00%, 5/15/2041	495,000	596,960
Series AT, 1.40%, 5/15/2046 (b)	115,000	115,107
Series AV, 5.00%, 5/15/2042	2,065,000	2,550,750
Series AY, 4.00%, 5/15/2035	100,000	117,750
Series AZ, 5.00%, 5/15/2043	5,200,000	6,588,452
Series B-2, 4.00%, 11/1/2049 (b)	100,000	101,112
Series B-3, 4.00%, 11/1/2051 (b)	350,000	379,222
Series BE, 5.00%, 5/15/2038	5,000,000	6,710,550
Series C, 4.00%, 11/1/2045	535,000	650,811
Series I, 4.00%, 5/15/2045	200,000	221,450
Series I, 5.00%, 5/15/2027	145,000	173,761
Series I, 5.00%, 5/15/2030	180,000	213,898
See accompanying notes to financial statements.
6

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series I, 5.00%, 5/15/2031	$ 335,000	$ 397,132
Series I, 5.00%, 5/15/2032	145,000	171,619
Series K, 4.00%, 5/15/2036	265,000	304,777
Series K, 4.00%, 5/15/2046	315,000	355,238
Series K, 5.00%, 5/15/2031	460,000	563,362
Series K, 5.00%, 5/15/2033	800,000	975,992
Series M, 5.00%, 5/15/2028	100,000	127,578
Series M, 5.00%, 5/15/2030	200,000	253,610
Series M, 5.00%, 5/15/2032	295,000	371,671
Series M, 5.00%, 5/15/2036	250,000	311,858
Series M, 5.00%, 5/15/2042	8,780,000	10,815,028
Series O, 4.00%, 5/15/2048	250,000	290,095
Series O, 5.00%, 5/15/2039	2,200,000	2,805,198
Other Securities		319,306,646
		642,372,547
COLORADO — 2.2%
Other Securities		73,403,986
CONNECTICUT — 0.6%
Other Securities		20,206,612
DELAWARE — 0.4%
Other Securities		13,209,321
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
5.00%, 10/15/2038	750,000	977,910
Series A, 4.00%, 6/1/2035	225,000	259,346
Series A, 4.00%, 6/1/2037	285,000	334,590
Series A, 4.00%, 6/1/2041	325,000	370,445
Series A, 5.00%, 6/1/2022	390,000	416,547
Series A, 5.00%, 10/15/2022	1,960,000	2,128,697
Series A, 5.00%, 6/1/2030	1,085,000	1,377,624
Series A, 5.00%, 6/1/2032	330,000	416,031
Series A, 5.00%, 6/1/2033	300,000	377,550
Series A, 5.00%, 6/1/2034	225,000	282,866
Series A, 5.00%, 6/1/2035	1,000,000	1,256,430
Series A, 5.00%, 6/1/2037	2,435,000	3,038,179
Series A, 5.00%, 6/1/2038	500,000	588,645
Series A, 5.00%, 6/1/2041	285,000	345,936
Series A, 5.00%, 6/1/2043	5,380,000	6,793,810
Series D, 4.00%, 6/1/2034	400,000	472,800
Series D, 5.00%, 6/1/2021	310,000	316,119
See accompanying notes to financial statements.
7

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2022	$ 320,000	$ 341,782
Series D, 5.00%, 6/1/2023	100,000	111,547
Series D, 5.00%, 6/1/2032	505,000	636,654
Series D, 5.00%, 6/1/2035	1,000,000	1,256,430
Series D, 5.00%, 6/1/2036	3,555,000	4,457,571
Series D, 5.00%, 6/1/2038	1,000,000	1,252,620
Series D, 5.00%, 6/1/2041	500,000	616,665
Series D, 5.00%, 6/1/2042	4,680,000	5,859,968
Series E, 5.00%, 6/1/2024	900,000	1,046,070
Series E, 5.00%, 6/1/2025	170,000	205,379
Series E, 5.00%, 6/1/2032	145,000	181,102
Other Securities		27,834,147
		63,553,460
FLORIDA — 3.3%
Other Securities		109,300,663
GEORGIA — 1.8%
Georgia, State General Obligation 5.00%, 2/1/2025	6,470,000	7,734,303
Other Securities		52,901,584
		60,635,887
HAWAII — 1.2%
Other Securities		41,475,572
IDAHO — 0.0% (a)
Other Securities		413,100
ILLINOIS — 1.6%
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2044	8,100,000	10,272,015
Other Securities		44,743,204
		55,015,219
INDIANA — 0.8%
Indiana, Finance Authority Revenue Series A, 5.00%, 2/1/2026	6,070,000	7,519,759
Other Securities		17,894,174
		25,413,933
IOWA — 0.3%
Other Securities		8,782,372
KANSAS — 0.5%
Other Securities		16,063,262
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
KENTUCKY — 0.1%
Other Securities		$ 1,902,748
LOUISIANA — 0.7%
Other Securities		24,796,118
MAINE — 0.1%
Other Securities		5,032,292
MARYLAND — 4.0%
Maryland, State General Obligation:
4.00%, 6/1/2027	$ 1,060,000	1,193,719
4.00%, 6/1/2028	1,245,000	1,397,239
4.00%, 6/1/2030	100,000	111,556
5.00%, 6/1/2024	605,000	704,087
5.00%, 3/15/2025	705,000	846,811
5.00%, 6/1/2026	2,100,000	2,437,701
5.00%, 8/1/2026	4,745,000	5,984,536
5.00%, 3/15/2028	800,000	1,022,040
5.00%, 3/15/2030	500,000	651,570
Series A, 4.00%, 3/15/2030	1,760,000	2,117,861
Series A, 5.00%, 3/15/2022	100,000	105,798
Series A, 5.00%, 3/15/2023	8,050,000	8,904,668
Series A, 5.00%, 8/1/2023	260,000	292,284
Series A, 5.00%, 8/1/2024	275,000	322,220
Series A, 5.00%, 3/1/2025	210,000	231,815
Series A, 5.00%, 3/15/2025	315,000	378,362
Series A, 5.00%, 8/1/2025	360,000	438,786
Series A, 5.00%, 3/1/2026	225,000	248,373
Series A, 5.00%, 8/1/2027	4,915,000	6,382,275
Series A, 5.00%, 8/1/2029	2,000,000	2,730,040
Series A, 5.00%, 8/1/2031	14,000,000	18,900,420
Series B, 4.00%, 8/1/2025	180,000	211,201
Series B, 5.00%, 8/1/2022	11,055,000	11,896,618
Series B, 5.00%, 8/1/2026	2,030,000	2,560,297
Series GRO, 5.00%, 3/15/2029	675,000	913,268
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	7,000,000	9,327,430
State of Maryland Department of Transportation 5.00%, 11/1/2024	7,195,000	8,500,749
Other Securities		45,356,789
		134,168,513
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MASSACHUSETTS — 4.5%
Massachusetts, State General Obligation:
2.50%, 3/1/2043	$ 500,000	$ 526,695
5.00%, 9/1/2029	500,000	682,800
5.00%, 7/1/2030	3,995,000	5,554,448
5.00%, 7/1/2045	1,675,000	2,197,416
5.25%, 1/1/2044	800,000	1,034,968
Series A, 5.00%, 1/1/2024	3,675,000	4,199,202
Series A, 5.00%, 7/1/2029	4,250,000	5,278,372
Series A, 5.00%, 3/1/2032	1,215,000	1,394,905
Series A, 5.00%, 4/1/2034	100,000	124,814
Series A, 5.00%, 3/1/2036	1,130,000	1,292,494
Series A, 5.00%, 4/1/2036	190,000	236,341
Series A, 5.00%, 1/1/2037	100,000	126,111
Series A, 5.00%, 3/1/2037	110,000	125,615
Series A, 5.00%, 4/1/2037	150,000	186,135
Series A, 5.00%, 3/1/2038	100,000	114,072
Series A, 5.00%, 1/1/2042	135,000	168,376
Series A, 5.00%, 4/1/2042	250,000	307,122
Series A, 5.00%, 1/1/2044	3,000,000	3,726,120
Series B, 4.00%, 7/1/2026	100,000	119,984
Series B, 5.00%, 7/1/2023	150,000	167,951
Series B, 5.00%, 7/1/2024	900,000	1,049,607
Series B, 5.00%, 7/1/2025	1,120,000	1,357,944
Series B, 5.00%, 7/1/2027	115,000	148,724
Series B, 5.00%, 1/1/2028	5,000,000	6,551,300
Series B, 5.00%, 7/1/2028	830,000	1,101,991
Series B, 5.00%, 7/1/2030	250,000	347,587
Series B, 5.00%, 7/1/2033	1,045,000	1,282,131
Series B, 5.00%, 7/1/2036	100,000	122,005
Series B, 5.00%, 4/1/2037	3,850,000	4,777,465
Series C, 5.00%, 10/1/2026	1,170,000	1,479,477
Series C, 5.00%, 10/1/2027	350,000	455,784
Series D, 3.00%, 11/1/2041	2,200,000	2,465,804
Series D, 3.00%, 11/1/2042	1,975,000	2,202,263
Series D, 3.13%, 9/1/2034	180,000	196,418
Series D, 4.00%, 11/1/2037	5,000,000	6,263,250
Series D, 4.00%, 11/1/2041	650,000	803,796
Series D, 5.00%, 7/1/2027	250,000	323,312
Series E, 3.00%, 12/1/2023	2,000,000	2,162,860
Series E, 3.00%, 11/1/2035	5,495,000	6,101,593
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3.00%, 4/1/2044	$ 180,000	$ 189,389
Series E, 4.00%, 9/1/2039	2,750,000	3,131,480
Series E, 4.00%, 9/1/2041	3,000,000	3,404,910
Series E, 4.00%, 4/1/2042	1,980,000	2,221,600
Series E, 5.00%, 11/1/2027	105,000	137,046
Series E, 5.00%, 9/1/2029	380,000	410,012
Series H, 5.00%, 12/1/2022	195,000	212,989
Series I, 5.00%, 12/1/2034	395,000	490,140
Series J, 4.00%, 12/1/2039	225,000	262,161
Series J, 4.00%, 12/1/2045	150,000	172,662
Series J, 5.00%, 12/1/2036	110,000	135,857
Series J, 5.00%, 12/1/2037	2,710,000	3,340,509
Other Securities		70,042,437
		150,908,444
MICHIGAN — 0.9%
Other Securities		31,123,633
MINNESOTA — 1.3%
Other Securities		44,255,472
MISSISSIPPI — 0.3%
Other Securities		11,025,441
MISSOURI — 0.4%
Other Securities		13,993,818
NEBRASKA — 0.3%
Other Securities		8,779,349
NEVADA — 1.0%
Other Securities		32,508,964
NEW HAMPSHIRE — 0.0% (a)
Other Security		736,535
NEW JERSEY — 0.6%
Other Securities		18,908,942
NEW MEXICO — 0.3%
Other Securities		10,196,707
NEW YORK — 18.0%
Metropolitan New York, NY, Transportation Authority Revenue Series B-1, 5.00%, 11/15/2034	7,615,000	9,498,266
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2024	$ 550,000	$ 639,859
Series AA, 5.00%, 6/15/2040	2,000,000	2,608,720
Series BB-, 5.00%, 6/15/2026	4,000,000	4,736,720
Series BB-2, 5.00%, 6/15/2031	530,000	675,888
Series CC1, 4.00%, 6/15/2033	1,250,000	1,483,537
Series CC-1, 4.00%, 6/15/2037	250,000	291,365
Series CC-1, 4.00%, 6/15/2041	900,000	1,080,684
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,126,551
Series EE 2, 5.00%, 6/15/2040	1,950,000	2,512,204
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,213,650
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,380,814
Series FF, 4.00%, 6/15/2041	5,000,000	6,055,850
Series FF, 5.00%, 6/15/2034	1,750,000	2,247,367
Series FF, 5.00%, 6/15/2039	2,500,000	3,164,125
Series FF, 5.00%, 6/15/2041	10,700,000	14,081,307
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,942,250
Series GG, 5.00%, 6/15/2037	190,000	225,982
Series GG, 5.00%, 6/15/2039	350,000	414,764
Series GG-, 5.00%, 6/15/2029	7,000,000	9,120,580
Series HH, 5.00%, 6/15/2039	155,000	183,681
Sub-Series CC1, 5.00%, 6/15/2038	145,000	180,814
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,337,808
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2045	1,000,000	1,189,170
5.00%, 11/1/2031	500,000	602,165
5.00%, 11/1/2032	4,000,000	5,426,440
5.00%, 2/1/2034	600,000	735,600
5.00%, 5/1/2034	250,000	300,333
5.00%, 5/1/2036	245,000	292,924
5.25%, 8/1/2037	4,000,000	5,143,040
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	520,005
Series A-1, 5.00%, 8/1/2023	5,880,000	6,600,418
Series A-1, 5.00%, 8/1/2027	275,000	330,036
Series A-1, 5.00%, 8/1/2029	170,000	203,257
Series A-1, 5.00%, 8/1/2031	150,000	173,661
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2033	$ 2,915,000	$ 3,723,155
Series A-1, 5.00%, 8/1/2036	2,000,000	2,538,920
Series A-2, 5.00%, 8/1/2036	1,640,000	2,027,106
Series A-3, 4.00%, 5/1/2042	6,000,000	7,024,860
Series A-3, 5.00%, 8/1/2040	500,000	611,695
Series B-1, 4.00%, 8/1/2037	105,000	121,738
Series B-1, 4.00%, 11/1/2042	5,000,000	5,892,850
Series B-1, 5.00%, 11/1/2028	500,000	663,625
Series B-1, 5.00%, 8/1/2029	40,000	50,938
Series B-1, 5.00%, 8/1/2030	295,000	360,534
Series B-1, 5.00%, 8/1/2031	175,000	202,605
Series B-1, 5.00%, 8/1/2034	500,000	621,605
Series B-1, 5.00%, 11/1/2034	545,000	714,544
Series B-1, 5.00%, 11/1/2035	160,000	190,763
Series B-1, 5.00%, 8/1/2036	520,000	599,024
Series B-1, 5.00%, 8/1/2038	7,095,000	8,491,864
Series B-1, 5.00%, 8/1/2040	3,800,000	4,527,890
Series C, 5.00%, 11/1/2022	100,000	108,630
Series C, 5.00%, 11/1/2023	125,000	141,776
Series C, 5.00%, 11/1/2025	395,000	480,962
Series C, 5.00%, 11/1/2026	120,000	143,083
Series C, 5.00%, 11/1/2027	150,000	178,428
Series C1, 5.00%, 11/1/2034	7,000,000	9,060,520
Series D-1, 5.00%, 2/1/2026	100,000	114,226
Series D-S, 4.00%, 11/1/2047	500,000	591,940
Series E-1, 4.00%, 2/1/2041	110,000	123,347
Series E-1, 5.00%, 2/1/2030	3,370,000	4,079,183
Series F-1, 5.00%, 5/1/2032	5,500,000	6,849,260
Series F-1, 5.00%, 5/1/2039	115,000	140,133
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,046,449
4.00%, 8/1/2038	1,000,000	1,183,220
4.00%, 8/1/2042	520,000	608,161
5.00%, 4/1/2023	750,000	830,377
5.00%, 8/1/2026	1,335,000	1,664,465
5.00%, 8/1/2027	535,000	685,517
5.00%, 4/1/2033	680,000	861,499
5.00%, 1/1/2036	2,250,000	2,867,827
5.00%, 3/1/2039	500,000	648,985
5.00%, 8/1/2039	5,000,000	6,395,900
5.00%, 10/1/2039	950,000	1,170,618
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/2041	$ 625,000	$ 784,025
5.00%, 12/1/2042	1,500,000	1,876,695
5.00%, 3/1/2043	1,580,000	2,022,953
Series A, 3.00%, 8/1/2036	13,000,000	14,074,840
Series A, 4.00%, 8/1/2037	1,900,000	2,257,466
Series A, 5.00%, 8/1/2023	5,000,000	5,598,850
Series A, 5.00%, 8/1/2024	3,500,000	4,072,390
Series A, 5.00%, 8/1/2026	125,000	150,834
Series A-1, 5.00%, 8/1/2023	850,000	951,804
Series B, 5.00%, 8/1/2025	150,000	174,938
Series B-1, 4.00%, 10/1/2040	545,000	643,329
Series B-1, 5.00%, 10/1/2031	2,185,000	2,905,351
Series B-1, 5.00%, 12/1/2031	160,000	197,333
Series B-1, 5.00%, 10/1/2032	1,680,000	2,219,078
Series B-1, 5.00%, 10/1/2036	400,000	496,480
Series B-1, 5.00%, 10/1/2037	4,730,000	5,850,632
Series B-1, 5.00%, 12/1/2037	500,000	607,365
Series B-1, 5.00%, 10/1/2038	300,000	370,290
Series B-1, 5.00%, 12/1/2038	3,095,000	3,753,678
Series C, 5.00%, 8/1/2024	7,000,000	8,144,780
Series C, 5.00%, 8/1/2026	655,000	808,219
Series C, 5.00%, 8/1/2027	635,000	806,583
Series C, 5.00%, 8/1/2028	1,980,000	2,508,408
Series C, 5.00%, 8/1/2035	5,000,000	6,648,250
Series C-1, 5.00%, 8/1/2030	5,000,000	6,838,300
Series C-1, 5.00%, 8/1/2031	500,000	680,380
Series C-1, 5.00%, 8/1/2033	700,000	941,038
Series D1, 4.00%, 12/1/2042	255,000	295,458
Series D1, 4.00%, 12/1/2043	3,500,000	4,046,700
Series E, 4.00%, 8/1/2026	250,000	297,978
Series E, 5.00%, 8/1/2024	760,000	884,290
Series E, 5.00%, 8/1/2025	1,210,000	1,460,676
Series E, 5.00%, 8/1/2028	160,000	198,096
Series E, 5.00%, 8/1/2032	2,900,000	3,766,433
Series E-1, 4.00%, 3/1/2041	500,000	574,985
Series E-1, 5.00%, 3/1/2040	4,000,000	4,949,000
Series F-1, 5.00%, 6/1/2026	165,000	197,893
Series I, 5.00%, 3/1/2022	60,000	63,257
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	224,132
5.00%, 10/1/2028	500,000	610,285
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2033	$ 1,335,000	$ 1,954,627
5.00%, 7/1/2034	2,105,000	3,129,588
5.00%, 7/1/2036	500,000	763,820
Series 1, 5.00%, 1/15/2029	400,000	504,132
Series 1, 5.00%, 1/15/2030	250,000	312,965
Series 1, 5.00%, 1/15/2031	500,000	623,985
Series A, 2.13%, 7/1/2041 (b)	865,000	867,932
Series A, 3.00%, 7/1/2029	315,000	346,925
Series A, 4.00%, 7/1/2034	100,000	115,315
Series A, 4.00%, 7/1/2043	1,350,000	1,519,384
Series A, 5.00%, 7/1/2021	190,000	194,520
Series A, 5.00%, 7/1/2024	890,000	1,033,886
Series A, 5.00%, 7/1/2026	1,640,000	2,043,735
Series A, 5.00%, 7/1/2028	2,000,000	2,660,580
Series A, 5.00%, 10/1/2028 (d)	205,000	260,664
Series A, 5.00%, 7/1/2029	2,000,000	2,726,780
Series A, 5.00%, 10/1/2029	4,540,000	5,684,262
Series A, 5.00%, 10/1/2030 (d)	3,040,000	3,819,426
Series A, 5.00%, 10/1/2030	5,000,000	6,102,020
Series A, 5.00%, 10/1/2031	3,750,000	4,519,087
Series A, 5.00%, 7/1/2032	125,000	154,854
Series A, 5.00%, 10/1/2032	3,500,000	4,200,630
Series A, 5.00%, 7/1/2033	600,000	729,528
Series A, 5.00%, 10/1/2033	5,000,000	5,979,550
Series A, 5.00%, 7/1/2034	5,040,000	6,305,090
Series A, 5.00%, 7/1/2035	100,000	123,153
Series A, 5.00%, 7/1/2040	200,000	246,832
Series B, 5.00%, 10/1/2021	225,000	233,089
Series B, 5.00%, 10/1/2030	260,000	322,462
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	107,992
5.00%, 2/15/2022	3,265,000	3,441,114
5.00%, 2/15/2023	355,000	390,727
5.00%, 2/15/2025	3,280,000	3,912,154
5.00%, 2/15/2036	6,000,000	7,340,470
Series A, 5.00%, 3/15/2026	245,000	292,692
Series A, 5.00%, 3/15/2031	500,000	647,425
Series B, 5.00%, 2/15/2023	565,000	621,862
Series B, 5.00%, 3/15/2027	110,000	126,301
Series B, 5.00%, 3/15/2028	170,000	195,075
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	$ 400,000	$ 494,660
Series B-GROUP C, 5.00%, 2/15/2039	200,000	233,706
Series C, 5.00%, 3/15/2037	105,000	119,408
Series D, 4.00%, 2/15/2036	1,000,000	1,205,830
Series D, 4.00%, 2/15/2038	3,000,000	3,586,200
Series D, 5.00%, 2/15/2022	2,260,000	2,381,904
Series D, 5.00%, 2/15/2024	7,000,000	8,024,800
Series D, 5.00%, 2/15/2025	730,000	870,693
Series D, 5.00%, 2/15/2026	920,000	1,136,660
Series D, 5.00%, 2/15/2027	100,000	125,135
Series D, 5.00%, 2/15/2028	165,000	205,955
Series D, 5.00%, 2/15/2041	1,670,000	2,151,511
Series E, 5.00%, 3/15/2022	110,000	116,378
Series E, 5.00%, 3/15/2023	180,000	198,819
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	105,798
Series A, 5.00%, 3/15/2024	300,000	346,020
Series A, 5.00%, 3/15/2025	3,250,000	3,890,250
Series A, 5.00%, 3/15/2028	500,000	641,101
Series A, 5.00%, 3/15/2030	1,360,000	1,694,505
Series A, 5.00%, 3/15/2031	160,000	182,173
Series A, 5.00%, 3/15/2032	7,600,000	9,272,532
Series A, 5.00%, 3/15/2037	4,300,000	5,397,790
Series A, 5.00%, 3/15/2038	140,000	154,869
Series A, 5.00%, 3/15/2039	400,000	500,240
Series A-GROUP B, 5.00%, 3/15/2037	160,000	196,782
Series A-GROUP C, 5.00%, 3/15/2043	300,000	364,374
Series B, 5.00%, 3/15/2031	795,000	952,482
Series B-B, 5.00%, 3/15/2027	270,000	325,569
Series B-B, 5.00%, 3/15/2029	40,000	48,047
Series C, 5.00%, 3/15/2042	270,000	316,656
Series E, 5.00%, 3/15/2034	5,000,000	6,422,100
Series E, 5.00%, 3/15/2041	5,000,000	6,316,100
New York, State Environmental Facilities Corp., Revenue Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,252,895
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	255,951
5.00%, 3/15/2044	370,000	415,762
Series A, 4.00%, 3/15/2045	900,000	1,053,387
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2022	$ 460,000	$ 486,671
Series A, 5.00%, 3/15/2024	4,180,000	4,819,749
Series A, 5.00%, 3/15/2025	5,140,000	6,150,216
Series A, 5.00%, 3/15/2026	6,295,000	7,797,994
Series A, 5.00%, 3/15/2027	565,000	694,515
Series A, 5.00%, 3/15/2035	11,000,000	14,021,370
Series A, 5.00%, 3/15/2044	1,000,000	1,243,840
Series A-, 5.00%, 3/15/2028	225,000	270,959
Series A-, 5.00%, 3/15/2029	525,000	630,887
Series A-, 5.00%, 3/15/2033	3,610,000	4,315,899
Series A-, 5.00%, 3/15/2038	105,000	124,199
Series A-, 5.00%, 3/15/2039	530,000	625,575
Series A-, 5.00%, 3/15/2042	380,000	446,234
Series C-, 5.00%, 3/15/2027	100,000	127,428
Series C-, 5.00%, 3/15/2031	4,250,000	5,386,577
Series E, 5.00%, 3/15/2033	120,000	131,376
Other Securities		130,016,801
		606,813,494
NORTH CAROLINA — 1.6%
North Carolina, State General Obligation:
Series B, 5.00%, 6/1/2026	6,850,000	8,589,832
Series B, 5.00%, 6/1/2028	8,700,000	11,540,898
Other Securities		34,850,176
		54,980,906
OHIO — 2.7%
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	11,005,337
Ohio, Water Development Authority Revenue Series A, 5.00%, 6/1/2029	13,500,000	18,203,130
Other Securities		60,958,840
		90,167,307
OKLAHOMA — 0.6%
Tulsa, OK, Public Facilities Authority Revenue 5.00%, 6/1/2023	7,560,000	8,388,425
Other Securities		13,004,592
		21,393,017
OREGON — 1.6%
Other Securities		52,744,986
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 1.5%
Pennsylvania, State General Obligation 5.00%, 9/15/2028	$ 8,030,000	$ 9,996,386
Other Securities		40,410,068
		50,406,454
RHODE ISLAND — 0.2%
Other Securities		5,309,169
SOUTH CAROLINA — 0.3%
Other Securities		11,333,866
TENNESSEE — 0.7%
Other Securities		24,789,910
TEXAS — 11.9%
Austin, TX, Independent School District, General Obligation 4.00%, 8/1/2034 (d)	6,000,000	7,262,040
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.00%, 12/1/2034	6,000,000	7,971,360
Houston, TX, General Obligation Series A, 5.00%, 3/1/2030	10,000,000	13,250,600
Round Rock, TX, Independent School District, General Obligation Series A, 5.00%, 8/1/2025 (d)	7,310,000	8,891,153
Texas, State Water Development Board Revenue:
3.00%, 10/15/2035	2,650,000	3,060,220
4.00%, 8/1/2036	150,000	179,525
4.00%, 10/15/2036	3,675,000	4,356,013
4.00%, 10/15/2043	1,225,000	1,479,800
4.00%, 10/15/2044	1,440,000	1,749,384
5.00%, 4/15/2024	220,000	254,379
5.00%, 4/15/2026	135,000	168,194
5.00%, 4/15/2027	2,990,000	3,806,928
5.00%, 4/15/2029	840,000	1,098,671
5.00%, 4/15/2031	2,705,000	3,665,275
5.00%, 8/1/2033	3,000,000	3,993,810
5.00%, 10/15/2041	4,820,000	5,919,153
5.00%, 10/15/2043	4,405,000	5,606,243
Series A, 4.00%, 10/15/2037	180,000	217,588
Series A, 4.00%, 10/15/2040	115,000	131,321
Series A, 4.00%, 10/15/2052	125,000	146,274
Series A, 5.00%, 4/15/2021	100,000	101,358
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/15/2026	$ 135,000	$ 166,710
Series A, 5.00%, 4/15/2027	120,000	154,001
Series A, 5.00%, 10/15/2029	645,000	784,443
Series A, 5.00%, 10/15/2031	575,000	696,273
Series A, 5.00%, 10/15/2040	600,000	716,826
Series B, 5.00%, 10/15/2032	5,570,000	7,337,361
Series B, 5.00%, 10/15/2038	2,020,000	2,629,818
Other Securities		313,497,348
		399,292,069
UTAH — 0.5%
Other Securities		16,971,307
VIRGINIA — 2.5%
Other Securities		83,957,230
WASHINGTON — 4.3%
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2032	5,850,000	7,739,140
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,592,337
5.00%, 8/1/2023	100,000	112,307
5.00%, 6/1/2029 (c)	650,000	870,824
5.00%, 2/1/2030	4,000,000	5,493,120
5.00%, 8/1/2030	500,000	620,910
5.00%, 8/1/2033	255,000	325,796
5.00%, 6/1/2034 (c)	1,840,000	2,464,478
5.00%, 6/1/2035 (c)	925,000	1,236,013
5.00%, 2/1/2036	1,500,000	2,004,570
5.00%, 8/1/2040	7,410,000	9,042,571
5.00%, 8/1/2044	5,725,000	7,528,387
Series 2016A, 5.00%, 7/1/2024	165,000	192,303
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,286,683
Series A, 5.00%, 8/1/2027	225,000	271,344
Series A, 5.00%, 8/1/2031	330,000	409,187
Series A, 5.00%, 8/1/2034	300,000	370,134
Series A, 5.00%, 8/1/2035	1,245,000	1,549,513
Series A, 5.00%, 8/1/2037	310,000	392,553
Series A, 5.00%, 8/1/2041	1,645,000	2,068,522
Series A-1, 5.00%, 8/1/2033	120,000	143,836
Series A-1, 5.00%, 8/1/2034	300,000	359,139
Series A-1, 5.00%, 8/1/2036	550,000	655,402
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2040	$ 300,000	$ 354,969
Series B, 4.00%, 8/1/2026	675,000	811,539
Series B, 5.00%, 7/1/2024	115,000	134,029
Series B, 5.00%, 2/1/2029	135,000	160,049
Series B, 5.00%, 7/1/2029	530,000	646,255
Series B, 5.00%, 7/1/2031	355,000	431,307
Series B, 5.00%, 7/1/2033	285,000	345,323
Series B, 5.00%, 2/1/2037	500,000	584,815
Series C, 5.00%, 2/1/2022	9,260,000	9,743,002
Series C, 5.00%, 2/1/2023	100,000	109,945
Series C, 5.00%, 2/1/2032	105,000	127,945
Series C, 5.00%, 2/1/2035	450,000	528,511
Series D, 5.00%, 2/1/2021	325,000	326,144
Series D, 5.00%, 2/1/2029	250,000	306,030
Series D, 5.00%, 2/1/2037	100,000	120,739
Series D, 5.00%, 2/1/2041	850,000	1,052,869
Series R, 5.00%, 7/1/2026	120,000	142,505
Series R-2015, 4.00%, 7/1/2026	450,000	507,515
Series R-2015-D, 5.00%, 7/1/2027	335,000	396,650
Series R-2015E, 5.00%, 7/1/2021	125,000	127,980
Series R-2015E, 5.00%, 7/1/2024	175,000	203,957
Series R-2015E, 5.00%, 7/1/2025	315,000	374,626
Series R-2015E, 5.00%, 7/1/2026	65,000	77,190
Series R-2017A, 5.00%, 8/1/2022	255,000	274,457
Series R-2017A, 5.00%, 8/1/2023	100,000	112,307
Series R-2017A, 5.00%, 8/1/2027	500,000	626,525
Series R-2017C, 5.00%, 8/1/2022	460,000	495,098
Series R-2017C, 5.00%, 8/1/2024	350,000	409,280
Series R-2017C, 5.00%, 8/1/2025	135,000	164,132
Series R-2018D, 5.00%, 8/1/2029	290,000	371,229
Series R-2020C, 5.00%, 7/1/2025	610,000	739,289
Series R-H, 5.00%, 7/1/2026	110,000	130,629
Other Securities		70,297,473
		144,963,382
WEST VIRGINIA — 0.3%
Other Securities		11,210,847
WISCONSIN — 1.6%
Wisconsin, Revenue Series A, 5.00%, 5/1/2028	7,000,000	8,920,870
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2026	6,295,000	7,963,616
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 36,492,088
		53,376,574
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,096,491,335)		3,328,238,302
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (e) (f) (Cost $3,279,213)	3,279,213	3,279,213
TOTAL INVESTMENTS — 99.1% (Cost $3,099,770,548)		3,331,517,515
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		30,912,551
NET ASSETS — 100.0%		$ 3,362,430,066
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.5%
Assured Guaranty Municipal Corp.	0.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,328,238,302	$—	$3,328,238,302
Short-Term Investment	3,279,213	—	—	3,279,213
TOTAL INVESTMENTS	$3,279,213	$3,328,238,302	$—	$3,331,517,515
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,512,703	$4,512,703	$148,059,698	$149,293,188	$—	$—	3,279,213	$3,279,213	$2,724
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.6%
Other Securities		$ 27,664,933
ARIZONA — 2.3%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	$ 14,580,000	15,631,218
Other Securities		86,544,930
		102,176,148
CALIFORNIA — 17.3%
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (a)	15,085,000	15,297,548
Series B, 2.25%, 4/1/2045 (a)	28,000,000	28,425,600
California, State Department of Water Resources Center Valley Project Revenue Series BB, 5.00%, 12/1/2024	12,730,000	15,111,910
California, State General Obligation:
4.00%, 9/1/2021	150,000	153,833
4.00%, 9/1/2022	700,000	744,667
4.00%, 10/1/2023	10,000,000	11,036,100
4.00%, 11/1/2023	3,655,000	4,044,989
4.00%, 4/1/2024	10,000,000	11,221,800
4.00%, 10/1/2024	37,530,000	42,813,098
5.00%, 8/1/2021	100,000	102,802
5.00%, 8/1/2022	790,000	850,277
5.00%, 9/1/2022	3,080,000	3,327,447
5.00%, 11/1/2022	28,035,000	30,513,574
5.00%, 8/1/2023	3,850,000	4,323,819
5.00%, 9/1/2023	325,000	366,272
5.00%, 10/1/2023	10,000,000	11,309,100
5.00%, 11/1/2023	660,000	748,981
5.00%, 4/1/2024	15,050,000	17,374,322
5.00%, 8/1/2024	19,620,000	22,958,343
5.00%, 9/1/2024	2,500,000	2,935,175
5.00%, 10/1/2024	5,500,000	6,478,945
5.00%, 11/1/2024	5,000,000	5,909,500
5.00%, 10/1/2025	2,000,000	2,446,900
5.00%, 11/1/2025	17,000,000	20,863,590
Series B, 5.00%, 8/1/2022	2,680,000	2,884,484
Series B, 5.00%, 8/1/2024	10,000,000	11,701,500
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	$ 30,995,000	$ 36,283,677
Los Angeles, CA, Department of Water & Power Power System Revenue Series B, 5.00%, 7/1/2024	19,900,000	23,207,977
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2022	6,000,000	6,343,440
Series A, 5.00%, 7/1/2021	315,000	322,510
Series A, 5.00%, 7/1/2022	27,070,000	29,021,747
Series A, 5.00%, 7/1/2023	20,450,000	22,875,575
Series A, 5.00%, 7/1/2024	19,425,000	22,468,879
Series A, 5.00%, 7/1/2025	6,465,000	7,835,257
Series B-1, 5.00%, 7/1/2024	845,000	984,822
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,658,260
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,592,200
State Center Community College District 3.00%, 8/1/2023	16,155,000	17,310,244
Other Securities		283,768,321
		758,617,485
COLORADO — 1.4%
Other Securities		62,818,643
CONNECTICUT — 1.7%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,611,723
Series A-4-, 2.00%, 7/1/2049 (a)	6,000,000	6,120,360
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,297,054
Series U-1-, 2.00%, 7/1/2033 (a)	6,790,000	6,926,207
Series U-2-, 2.00%, 7/1/2033 (a)	6,475,000	6,604,889
Other Security		4,373,234
		73,933,467
DELAWARE — 0.6%
Other Securities		25,528,716
DISTRICT OF COLUMBIA — 1.3%
Other Securities		55,841,573
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 3.3%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2023	$ 4,495,000	$ 5,016,330
Series A, 5.00%, 6/1/2024	9,275,000	10,783,764
Series A, 5.00%, 6/1/2025	9,745,000	11,782,582
Series B, 5.00%, 6/1/2024	1,650,000	1,918,406
Series B, 5.00%, 6/1/2025	2,915,000	3,524,497
Series C, 5.00%, 6/1/2024	3,940,000	4,580,920
Series D, 5.00%, 6/1/2024	8,380,000	9,743,175
Series E, 5.00%, 6/1/2022	125,000	133,528
Other Securities		98,919,950
		146,403,152
GEORGIA — 2.2%
Georgia, State General Obligation:
Series A, 5.00%, 8/1/2025	15,000,000	18,282,750
Series A-1, 5.00%, 2/1/2022	11,335,000	11,924,987
Series A-1, 5.00%, 2/1/2023	500,000	550,160
Series C, 5.00%, 7/1/2022	11,700,000	12,543,570
Series C-1, 4.00%, 1/1/2025	2,265,000	2,608,736
Series C-1, 5.00%, 1/1/2023	4,000,000	4,385,120
Series C-1, 5.00%, 7/1/2023	10,000,000	11,202,100
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,992,400
Other Securities		21,240,048
		98,729,871
HAWAII — 1.0%
Other Securities		45,624,372
ILLINOIS — 0.7%
Other Securities		33,018,308
INDIANA — 0.3%
Other Securities		11,317,653
IOWA — 0.3%
Other Securities		14,466,903
KANSAS — 0.4%
Other Securities		15,973,339
KENTUCKY — 0.0% (b)
Other Securities		631,185
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.1%
Other Securities		$ 3,913,790
MAINE — 0.3%
Other Securities		11,467,914
MARYLAND — 6.3%
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2022	$ 9,705,000	10,325,149
5.00%, 9/1/2022	15,010,000	16,210,650
5.00%, 5/1/2023	8,240,000	9,158,925
5.00%, 11/1/2023	5,005,000	5,681,276
5.00%, 10/1/2025	18,565,000	22,713,349
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	159,326
5.00%, 6/1/2022	14,200,000	15,166,594
5.00%, 3/1/2023	100,000	100,763
5.00%, 6/1/2023	14,285,000	15,945,488
5.00%, 3/1/2024	100,000	100,763
5.00%, 6/1/2024	2,500,000	2,909,450
Series A, 5.00%, 3/15/2022	200,000	211,596
Series A, 5.00%, 8/1/2022	5,015,000	5,396,792
Series A, 5.00%, 3/15/2023	300,000	331,851
Series A, 5.00%, 3/15/2024	10,000,000	11,537,300
Series B, 5.00%, 8/1/2022	10,700,000	11,514,591
Series B, 5.00%, 8/1/2024	1,695,000	1,986,048
Series B, 5.00%, 8/1/2025	560,000	682,556
Montgomery County, MD, General Obligation:
5.00%, 11/1/2022	600,000	652,932
Series A, 4.00%, 8/1/2024	16,000,000	18,177,920
Series A, 5.00%, 11/1/2021	500,000	520,005
Series A, 5.00%, 11/1/2022	980,000	1,066,456
Series A, 5.00%, 11/1/2023	15,765,000	17,909,671
Series A, 5.00%, 12/1/2023	1,960,000	2,234,361
Series B, 4.00%, 11/1/2025	13,335,000	15,769,171
Series B, 5.00%, 11/1/2021	125,000	130,001
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	692,717
Series A, 5.00%, 7/15/2023	12,520,000	14,048,191
Series A, 5.00%, 9/15/2023	5,000,000	5,649,850
Series A, 5.00%, 7/15/2024	14,860,000	17,380,256
Series A, 5.00%, 7/15/2025	5,150,000	6,266,366
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/15/2022	$ 105,000	$ 111,167
Other Securities		43,896,025
		274,637,556
MASSACHUSETTS — 5.0%
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,082,288
Series A, 5.00%, 3/1/2023	520,000	574,002
Series A, 5.00%, 7/1/2023	2,000,000	2,239,340
Series A, 5.00%, 1/1/2024	3,675,000	4,199,202
Series A, 5.00%, 7/1/2025	8,000,000	9,699,600
Series B, 5.00%, 7/1/2023	2,250,000	2,519,258
Series B, 5.00%, 7/1/2024	1,595,000	1,860,137
Series C, 5.00%, 10/1/2022	7,930,000	8,597,627
Series C, 5.00%, 2/1/2023	6,725,000	7,396,760
Series D, 5.00%, 4/1/2024	1,200,000	1,385,328
Series D-2-R, 1.70%, 8/1/2043 (a)	36,700,000	37,476,205
Series E, 3.00%, 12/1/2023	8,000,000	8,651,440
Series E, 5.00%, 11/1/2022	9,690,000	10,546,693
Series E, 5.00%, 11/1/2023	5,720,000	6,494,660
Series E, 5.00%, 11/1/2024	10,825,000	12,794,067
Other Securities		102,374,102
		219,890,709
MICHIGAN — 0.8%
Other Securities		35,937,293
MINNESOTA — 2.0%
Minnesota, State General Obligation:
3.00%, 8/1/2024	5,500,000	6,054,950
Series A, 5.00%, 8/1/2021	300,000	308,373
Series A, 5.00%, 10/1/2021	100,000	103,603
Series A, 5.00%, 8/1/2022	13,070,000	14,067,241
Series A, 5.00%, 10/1/2023	500,000	566,040
Series A, 5.00%, 8/1/2025	9,720,000	11,842,265
Series B, 5.00%, 8/1/2022	1,740,000	1,872,762
Series B, 5.00%, 8/1/2025	700,000	852,838
Series E, 3.00%, 8/1/2025	12,150,000	13,697,424
Series E, 5.00%, 10/1/2023	3,685,000	4,171,715
Other Securities		32,732,324
		86,269,535
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 0.6%
Other Securities		$ 24,408,053
NEBRASKA — 0.2%
Other Securities		7,650,371
NEVADA — 0.7%
Other Securities		32,502,119
NEW JERSEY — 0.4%
Other Securities		19,661,877
NEW MEXICO — 1.0%
Other Securities		42,911,604
NEW YORK — 14.9%
Metropolitan Transportation Authority Revenue Series A-1, 5.00%, 2/1/2023	$ 20,000,000	21,190,800
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	16,125,000	17,516,588
5.00%, 8/1/2023	4,300,000	4,826,836
5.00%, 11/1/2024	14,130,000	16,670,715
5.00%, 11/1/2025	6,295,000	7,708,731
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,901,025
Series A-1, 5.00%, 8/1/2022	100,000	107,449
Series A-1, 5.00%, 8/1/2023	6,120,000	6,869,822
Series A-1, 5.00%, 8/1/2024	1,000,000	1,168,200
Series C, 5.00%, 11/1/2021	390,000	405,604
Series C, 5.00%, 11/1/2022	350,000	380,205
Series C-1, 5.00%, 5/1/2023	16,000,000	17,772,480
Series D-S, 5.00%, 11/1/2024	10,000,000	11,798,100
Series D-S, 5.00%, 11/1/2025	1,500,000	1,836,870
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,058
Series A, 5.00%, 8/1/2022	15,600,000	16,749,096
Series A, 5.00%, 8/1/2023	17,615,000	19,724,749
Series A-1, 5.00%, 8/1/2023	525,000	587,879
Series C, 5.00%, 8/1/2022	14,850,000	15,943,851
Series C, 5.00%, 8/1/2023	4,635,000	5,190,134
Series C, 5.00%, 8/1/2024	1,540,000	1,791,852
Series E, 5.00%, 8/1/2022	740,000	794,508
Series E, 5.00%, 8/1/2023	5,500,000	6,158,735
Series E, 5.00%, 8/1/2024	18,195,000	21,170,610
Series E, 5.00%, 8/1/2025	1,750,000	2,112,548
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Subseries D, 5.00%, 8/1/2038 (a)	$ 20,000,000	$ 22,294,800
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	17,015,861
Series A, 5.00%, 3/15/2024	7,000,000	8,051,960
Series B, 5.00%, 2/15/2023	1,500,000	1,650,960
Series D, 5.00%, 2/15/2022	13,275,000	13,991,053
Series D, 5.00%, 2/15/2023	9,450,000	10,401,048
Series D, 5.00%, 2/15/2024	9,680,000	11,097,152
Series D, 5.00%, 2/15/2025	3,500,000	4,174,555
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 10/1/2024	530,000	625,421
Series A, 5.00%, 3/15/2021	170,000	171,622
Series A, 5.00%, 3/15/2022	7,500,000	7,934,850
Series A, 5.00%, 3/15/2023	26,495,000	29,302,146
Series C, 5.00%, 3/15/2022	1,550,000	1,639,869
Series C, 5.00%, 3/15/2023	930,000	1,028,534
Series E, 5.00%, 3/15/2022	640,000	677,107
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,106,104
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	7,000,000	8,375,780
Series A, 5.00%, 3/15/2021	375,000	378,578
Series A, 5.00%, 3/15/2022	24,490,000	25,909,930
Series A, 5.00%, 3/15/2023	5,825,000	6,440,819
Series A, 5.00%, 3/15/2024	5,855,000	6,751,107
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	15,869,700
Series E, 5.00%, 3/15/2023	125,000	138,215
Series E-1, 5.00%, 3/15/2025	25,000,000	29,913,500
Series E-1, 5.00%, 3/15/2026	25,000,000	30,969,000
Other Securities		194,724,506
		654,112,622
NORTH CAROLINA — 2.5%
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,272,280
5.00%, 6/1/2025	10,000,000	12,105,600
Series A, 5.00%, 6/1/2022	6,000,000	6,408,420
Series A, 5.00%, 6/1/2023	19,150,000	21,375,996
Series B, 5.00%, 6/1/2022	545,000	582,098
Series B, 5.00%, 6/1/2023	1,000,000	1,116,240
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 63,150,741
		109,011,375
OHIO — 3.1%
Ohio, State General Obligation:
5.00%, 9/1/2021	$ 200,000	206,434
5.00%, 10/1/2024	2,600,000	3,055,312
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,521,793
Series A, 5.00%, 3/15/2022	5,535,000	5,858,687
Series A, 5.00%, 9/1/2023	325,000	366,548
Series A, 5.00%, 12/15/2023	820,000	936,038
Series A, 5.00%, 12/1/2024	10,000,000	11,849,600
Series A, 5.00%, 3/15/2025	1,000,000	1,152,770
Series A, 5.00%, 5/1/2025	5,165,000	6,229,920
Series A, 5.00%, 6/15/2025	2,195,000	2,658,979
Series A, 5.00%, 12/1/2025	2,000,000	2,461,100
Series B, 5.00%, 8/1/2023	130,000	146,106
Series B, 5.00%, 9/15/2024	2,500,000	2,942,775
Series B, 5.00%, 8/1/2025	5,000,000	6,086,600
Series B, 5.00%, 9/15/2025	650,000	794,937
Series S, 5.00%, 5/1/2023	105,000	116,762
Series T, 5.00%, 11/1/2025	7,825,000	9,616,064
Series V, 5.00%, 5/1/2023	5,725,000	6,366,314
Other Securities		72,878,256
		135,244,995
OKLAHOMA — 0.7%
Other Securities		29,095,907
OREGON — 1.1%
Other Securities		50,046,862
PENNSYLVANIA — 2.4%
Commonwealth of Pennsylvania, General Obligation Series 2020, 5.00%, 5/1/2025	16,950,000	20,315,083
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	232,176
5.00%, 3/1/2022	850,000	897,065
5.00%, 7/15/2022	17,175,000	18,429,118
5.00%, 9/15/2024	3,000,000	3,511,950
5.00%, 1/1/2024	605,000	688,762
Series 2016, 5.00%, 9/15/2023	615,000	691,912
Series 2018A, 5.00%, 3/1/2024	28,500,000	32,662,995
Series D, 5.00%, 8/15/2022	200,000	215,400
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REF, 5.00%, 1/15/2023	$ 9,500,000	$ 10,399,935
Series REF, 5.00%, 1/15/2024	5,260,000	5,997,610
Other Securities		9,331,777
		103,373,783
SOUTH CAROLINA — 0.2%
Other Securities		11,093,743
TENNESSEE — 0.8%
Other Securities		33,940,297
TEXAS — 11.4%
Dallas, TX, General Obligation 5.00%, 2/15/2024	15,100,000	17,310,489
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	400,000	402,164
5.00%, 2/15/2022 (c)	10,995,000	11,588,070
5.00%, 2/15/2023 (c)	20,735,000	22,830,479
5.00%, 2/15/2024 (c)	4,165,000	4,778,921
5.00%, 2/15/2025 (c)	4,530,000	5,404,924
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,314,641
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	32,500,000	34,902,400
Other Securities		398,868,090
		499,400,178
UTAH — 1.1%
State of Utah, General Obligation Seres B, 5.00%, 7/1/2025	13,000,000	15,787,850
Other Securities		33,115,390
		48,903,240
VIRGINIA — 3.5%
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,597,746
5.00%, 2/1/2025	4,365,000	5,206,179
Series A, 5.00%, 2/1/2021	235,000	235,834
Series A, 5.00%, 2/1/2022	600,000	631,230
Series A, 5.00%, 2/1/2023	17,540,000	19,284,299
Series B, 5.00%, 9/1/2022	440,000	475,270
Series B, 5.00%, 2/1/2023	6,020,000	6,623,927
Series B, 5.00%, 9/1/2024	300,000	351,981
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/1/2022	$ 130,000	$ 136,767
Series E, 5.00%, 2/1/2023	5,000,000	5,501,600
Series E, 5.00%, 2/1/2024	4,000,000	4,583,640
Other Securities		98,129,363
		154,757,836
WASHINGTON — 4.4%
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2025	15,050,000	18,202,373
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	20,934,855
State of Washington, General Obligation Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,482,050
Washington, State General Obligation:
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,901,733
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,578,130
Series A, 5.00%, 8/1/2024	12,630,000	14,769,143
Series A, 5.00%, 8/1/2025	13,275,000	16,139,612
Series B, 5.00%, 7/1/2022	500,000	536,130
Series B, 5.00%, 7/1/2023	2,000,000	2,238,280
Series B, 5.00%, 8/1/2025	540,000	656,527
Series C, 5.00%, 2/1/2024	11,860,000	13,590,493
Series R-2015, 5.00%, 7/1/2021	285,000	291,794
Series R-2015-C, 5.00%, 7/1/2022	255,000	273,426
Series R-2017A, 5.00%, 8/1/2022	500,000	538,150
Series R-2017A, 5.00%, 8/1/2024	630,000	736,703
Series R-2017A, 5.00%, 8/1/2025	9,200,000	11,185,268
Series R-2020A, 5.00%, 1/1/2023	505,000	553,303
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,840,946
Series R-2020C, 5.00%, 7/1/2025	10,000,000	12,119,500
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,888,500
Series R-F, 5.00%, 7/1/2021	100,000	102,384
Other Securities		29,957,767
		193,517,067
WEST VIRGINIA — 0.2%
Other Securities		10,246,603
WISCONSIN — 2.0%
Wisconsin, State General Obligation:
5.00%, 5/1/2025	2,650,000	3,190,043
Series 1, 5.00%, 11/1/2021	185,000	192,402
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2022	$ 1,760,000	$ 1,915,267
Series 1, 5.00%, 11/1/2023	2,500,000	2,837,800
Series 1, 5.00%, 11/1/2024	10,000,000	11,806,400
Series 2, 5.00%, 11/1/2022	14,795,000	16,100,215
Series 2, 5.00%, 11/1/2023	13,745,000	15,602,224
Series A, 5.00%, 5/1/2022	125,000	133,005
Series A, 5.00%, 5/1/2023	8,685,000	9,646,892
Series A, 5.00%, 5/1/2024	6,000,000	6,943,740
Series B, 5.00%, 5/1/2021	175,000	177,744
Other Securities		18,923,921
		87,469,653
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,262,887,390)		4,352,210,730
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d) (e) (Cost $3,181,136)	3,181,136	3,181,136
TOTAL INVESTMENTS — 99.2% (Cost $4,266,068,526)		4,355,391,866
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		34,962,717
NET ASSETS — 100.0%		$ 4,390,354,583
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.1%
Assured Guaranty Municipal Corp.	0.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,352,210,730	$—	$4,352,210,730
Short-Term Investment	3,181,136	—	—	3,181,136
TOTAL INVESTMENTS	$3,181,136	$4,352,210,730	$—	$4,355,391,866
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,415,611	$19,415,611	$529,550,292	$545,784,767	$—	$—	3,181,136	$3,181,136	$9,284
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,328,238,302	$4,352,210,730
Investments in affiliated issuers, at value	3,279,213	3,181,136
Total Investments	3,331,517,515	4,355,391,866
Cash	—	12,505,918
Receivable for investments sold	26,286,036	—
Receivable for fund shares sold	5,241,416	—
Dividends receivable — affiliated issuers	306	1,364
Interest receivable — unaffiliated issuers	36,790,079	54,291,051
Receivable from Adviser	201,422	—
TOTAL ASSETS	3,400,036,774	4,422,190,199
LIABILITIES
Payable for investments purchased	10,546,051	31,095,673
Payable for fund shares repurchased	26,202,662	—
Advisory fee payable	857,365	739,149
Trustees’ fees and expenses payable	630	794
TOTAL LIABILITIES	37,606,708	31,835,616
NET ASSETS	$3,362,430,066	$4,390,354,583
NET ASSETS CONSIST OF:
Paid-in Capital	$3,128,634,628	$4,300,760,581
Total distributable earnings (loss)	233,795,438	89,594,002
NET ASSETS	$3,362,430,066	$4,390,354,583
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.41	$ 49.75
Shares outstanding (unlimited amount authorized, $0.01 par value)	64,151,036	88,251,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,096,491,335	$4,262,887,390
Investments in affiliated issuers	3,279,213	3,181,136
Total cost of investments	$3,099,770,548	$4,266,068,526
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$35,192,214	$ 26,053,887
Dividend income — affiliated issuers	2,724	9,284
TOTAL INVESTMENT INCOME (LOSS)	35,194,938	26,063,171
EXPENSES
Advisory fee	5,028,242	4,247,888
Trustees’ fees and expenses	27,106	32,308
TOTAL EXPENSES	5,055,348	4,280,196
Expenses waived/reimbursed by the Adviser	(1,173,256)	—
NET EXPENSES	3,882,092	4,280,196
NET INVESTMENT INCOME (LOSS)	$31,312,846	$ 21,782,975
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,465,013	12,435,383
In-kind redemptions — unaffiliated issuers	11,506,776	—
Net realized gain (loss)	18,971,789	12,435,383
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	32,824,685	(10,868,980)
NET REALIZED AND UNREALIZED GAIN (LOSS)	51,796,474	1,566,403
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$83,109,320	$ 23,349,378
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,312,846	$ 63,367,021
Net realized gain (loss)	18,971,789	31,463,422
Net change in unrealized appreciation/depreciation	32,824,685	85,086,222
Net increase (decrease) in net assets resulting from operations	83,109,320	179,916,665
Net equalization credits and charges	(46,762)	497,567
Distributions to shareholders	(40,896,915)	(63,566,947)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	172,391,801	754,750,207
Cost of shares redeemed	(214,057,715)	(435,677,004)
Net income equalization	46,762	(497,567)
Other Capital	582	92,782
Net increase (decrease) in net assets from beneficial interest transactions	(41,618,570)	318,668,418
Net increase (decrease) in net assets during the period	547,073	435,515,703
Net assets at beginning of period	3,361,882,993	2,926,367,290
NET ASSETS AT END OF PERIOD	$3,362,430,066	$3,361,882,993
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,300,000	15,300,000
Shares redeemed	(4,100,000)	(8,600,000)
Net increase (decrease) from share transactions	(800,000)	6,700,000
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,782,975	$ 50,402,524
Net realized gain (loss)	12,435,383	3,445,196
Net change in unrealized appreciation/depreciation	(10,868,980)	59,196,306
Net increase (decrease) in net assets resulting from operations	23,349,378	113,044,026
Net equalization credits and charges	171,091	116,845
Distributions to shareholders	(29,870,309)	(50,731,653)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	383,889,961	596,159,667
Cost of shares redeemed	—	(259,256,577)
Net income equalization	(171,091)	(116,845)
Other Capital	117,453	138,429
Net increase (decrease) in net assets from beneficial interest transactions	383,836,323	336,924,674
Net increase (decrease) in net assets during the period	377,486,483	399,353,892
Net assets at beginning of period	4,012,868,100	3,613,514,208
NET ASSETS AT END OF PERIOD	$4,390,354,583	$4,012,868,100
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,700,000	12,100,000
Shares redeemed	—	(5,400,000)
Net increase (decrease) from share transactions	7,700,000	6,700,000
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 51.76	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	1.06	1.10	1.06	1.05	1.09
Net realized and unrealized gain (loss) (c)	0.80	1.51	2.13	(0.67)	(1.75)	3.11
Total from investment operations	1.29	2.57	3.23	0.39	(0.70)	4.20
Net equalization credits and charges (b)	(0.00)(d)	0.01	0.00(d)	0.01	0.01	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.57)	(1.06)	(1.10)	(1.06)	(1.04)	(1.10)
Net realized gains	(0.07)	—	—	—	(0.09)	(0.05)
Total distributions	(0.64)	(1.06)	(1.10)	(1.06)	(1.13)	(1.15)
Net asset value, end of period	$ 52.41	$ 51.76	$ 50.24	$ 48.11	$ 48.77	$ 50.59
Total return (e)	2.51%	5.20%	6.82%	0.81%	(1.34)%	9.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,362,430	$3,361,883	$2,926,367	$2,696,593	$2,411,847	$1,950,478
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%(f)	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.87%(f)	2.08%	2.27%	2.19%	2.15%	2.23%
Portfolio turnover rate (g)	6%(h)	15%	22%	20%	23%	21%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 49.82	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.26	0.66	0.65	0.54	0.49	0.46
Net realized and unrealized gain (loss) (c)	0.02	0.90	0.94	(0.57)	(0.52)	0.57
Total from investment operations	0.28	1.56	1.59	(0.03)	(0.03)	1.03
Net equalization credits and charges (b)	0.00(d)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.31)	(0.67)	(0.64)	(0.53)	(0.48)	(0.46)
Net realized gains	(0.04)	—	—	—	(0.02)	—
Total distributions	(0.35)	(0.67)	(0.64)	(0.53)	(0.50)	(0.46)
Net asset value, end of period	$ 49.75	$ 49.82	$ 48.93	$ 47.98	$ 48.54	$ 49.07
Total return (e)	0.57%	3.21%	3.34%	(0.06)%	(0.04)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,390,355	$4,012,868	$3,613,514	$3,654,095	$3,458,648	$2,966,297
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.03%(f)	1.34%	1.36%	1.11%	1.01%	0.94%
Portfolio turnover rate (g)	17%(h)	23%	35%	27%	32%	23%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds investments.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

for financial reporting purposes. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”)
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Funds’ Board. The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
For the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, the Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until October 31, 2021, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund’s average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2021. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. For the year ended December 31, 2020, fees waived and expenses reimbursed by the Adviser amounted to $1,173,256 for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$220,088,581	$196,684,634
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	996,520,161	717,048,887
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

For the period ended December 31, 2020, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$174,368,294	$215,708,513	$11,506,776
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	149,839,038	—	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$3,099,522,071	$232,198,317	$202,873	$231,995,444
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	4,266,384,742	89,640,946	633,822	89,007,124
8.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Funds had no outstanding loans as of December 31, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

10.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
50

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,025.10	$1,005.70
Expenses Paid During Period(a)	1.17	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.20
Expenses Paid During Period(a)	1.17	1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
54

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRMUNISAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	9
Financial Highlights (Unaudited)	12
Notes to Financial Statements (Unaudited)	13
Other Information (Unaudited)	19
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	1.2%
Cisco Systems, Inc. 5.90% 2/15/2039	1.2
AT&T, Inc. 6.55% 2/15/2039	1.1
Lloyds Banking Group PLC 2.44% 2/5/2026	1.0
Vodafone Group PLC 5.00% 5/30/2038	1.0
TOTAL	5.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.5%
WPP Finance 2010 3.63%, 9/7/2022	$ 125,000	$ 131,489
AIRLINES — 0.1%
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	34,832	34,881
APPAREL — 1.0%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	83,107
2.85%, 3/27/2030	10,000	11,327
3.38%, 3/27/2050	50,000	61,760
3.63%, 5/1/2043	75,000	92,176
PVH Corp. 4.63%, 7/10/2025	25,000	28,142
		276,512
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp. Series MTN, 3.38%, 12/10/2021	75,000	77,169
General Motors Co.:
5.95%, 4/1/2049	75,000	101,179
6.13%, 10/1/2025	50,000	60,709
General Motors Financial Co., Inc. 5.10%, 1/17/2024	75,000	83,921
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	134,706
		457,684
BANKS — 20.5%
Banco Santander SA:
2.71%, 6/27/2024	50,000	53,353
4.38%, 4/12/2028	35,000	41,001
Bank of America Corp.:
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (a)	50,000	52,604
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (a)	100,000	123,482
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (a)	100,000	113,611
Series L, 4.18%, 11/25/2027	150,000	174,007
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (a)	100,000	108,922
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (a)	25,000	27,352
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (a)	$ 50,000	$ 63,249
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a)	30,000	30,553
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a)	50,000	56,621
Series E, 3.30%, 2/5/2024	50,000	54,258
Series MTN, 2.55%, 11/6/2022	125,000	129,994
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025	50,000	52,218
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (a)	75,000	77,360
Bank of Nova Scotia 4.50%, 12/16/2025	100,000	116,650
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	132,856
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (a)	75,000	77,525
Citigroup, Inc.:
4.05%, 7/30/2022	100,000	105,621
4.13%, 7/25/2028	100,000	116,918
4.65%, 7/23/2048	50,000	68,924
SOFR + 2.75%, 3.11%, 4/8/2026 (a)	50,000	54,727
SOFR + 3.91%, 4.41%, 3/31/2031 (a)	75,000	90,945
SOFR + 4.55%, 5.32%, 3/26/2041 (a)	25,000	34,982
Deutsche Bank AG 4.10%, 1/13/2026	50,000	55,475
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	29,405
3.85%, 1/26/2027	100,000	114,269
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (a)	100,000	127,350
Series MTN, 3.85%, 7/8/2024	125,000	137,941
JPMorgan Chase & Co.:
2.97%, 1/15/2023	150,000	154,105
4.13%, 12/15/2026	50,000	58,392
4.85%, 2/1/2044	37,000	53,096
5.63%, 8/16/2043	125,000	187,740
6.40%, 5/15/2038	100,000	155,039
7.63%, 10/15/2026	50,000	68,314
8.75%, 9/1/2030	75,000	110,752
SOFR + 1.59%, 2.01%, 3/13/2026 (a)	175,000	184,025
SOFR + 2.44%, 3.11%, 4/22/2051 (a)	125,000	139,139

See accompanying notes to financial statements.
2

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
4.34%, 1/9/2048	$ 125,000	$ 154,515
4.38%, 3/22/2028	50,000	59,339
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a)	250,000	264,300
1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	100,000	101,105
Mizuho Financial Group, Inc.:
4.02%, 3/5/2028	50,000	58,611
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (a)	25,000	25,908
Morgan Stanley:
4.38%, 1/22/2047	50,000	67,946
4.88%, 11/1/2022	200,000	215,594
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	125,000	132,129
Series F, 3.88%, 4/29/2024	50,000	55,385
Series GMTN, 4.35%, 9/8/2026	50,000	58,840
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	50,000	58,113
Natwest Group PLC 6.13%, 12/15/2022	75,000	82,353
PNC Financial Services Group, Inc. 3.30%, 3/8/2022	150,000	154,917
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	102,172
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a)	125,000	141,372
Series MTN, 2.65%, 6/12/2024	50,000	53,589
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	57,668
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a)	100,000	114,022
		5,490,653
BEVERAGES — 5.0%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	50,000	56,605
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	61,213
5.80%, 1/23/2059	75,000	114,890
8.20%, 1/15/2039	150,000	257,160
Coca-Cola Co. 2.90%, 5/25/2027	100,000	111,842
Diageo Capital PLC 3.88%, 5/18/2028	200,000	234,864
Diageo Captial PLC 2.38%, 10/24/2029	75,000	80,626
Security Description	Principal Amount	Value
Diageo Investment Corp.:
2.88%, 5/11/2022	$ 150,000	$ 155,085
4.25%, 5/11/2042	75,000	96,184
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	5,130
3.45%, 10/6/2046	25,000	30,080
4.25%, 10/22/2044	50,000	65,778
7.00%, 3/1/2029	50,000	72,748
		1,342,205
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	17,004
2.77%, 9/1/2053 (b)	50,000	50,084
3.13%, 5/1/2025	72,000	79,016
3.15%, 2/21/2040	50,000	54,539
Baxalta, Inc. 5.25%, 6/23/2045	50,000	69,345
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,218
		274,206
BUILDING MATERIALS — 1.0%
Johnson Controls International PLC 4.95%, 7/2/2064 (c)	50,000	68,615
Owens Corning:
3.95%, 8/15/2029	100,000	115,166
4.30%, 7/15/2047	75,000	89,639
		273,420
CHEMICALS — 0.2%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	26,691
Praxair, Inc. 1.10%, 8/10/2030	25,000	24,736
		51,427
COMMERCIAL SERVICES — 0.6%
Moody's Corp. 4.25%, 2/1/2029	50,000	60,102
RELX Capital, Inc. 3.00%, 5/22/2030	50,000	55,607
S&P Global, Inc. 2.50%, 12/1/2029	25,000	27,237
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	26,383
		169,329
COMPUTERS — 5.3%
Apple, Inc.:
2.50%, 2/9/2022	50,000	51,143
2.55%, 8/20/2060	50,000	51,202
2.85%, 5/11/2024	50,000	53,891
3.20%, 5/11/2027	100,000	113,249
4.65%, 2/23/2046	175,000	249,781

See accompanying notes to financial statements.
3

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
6.10%, 7/15/2027 (b)	$ 75,000	$ 93,130
8.35%, 7/15/2046 (b)	125,000	188,505
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	79,663
HP, Inc.:
3.00%, 6/17/2027	125,000	137,890
3.40%, 6/17/2030	50,000	55,686
4.65%, 12/9/2021	50,000	51,933
6.00%, 9/15/2041	50,000	65,234
International Business Machines Corp. 3.63%, 2/12/2024	200,000	219,184
		1,410,491
COSMETICS/PERSONAL CARE — 2.3%
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	55,835
Unilever Capital Corp.:
0.38%, 9/14/2023	200,000	200,534
2.13%, 9/6/2029	175,000	187,105
2.60%, 5/5/2024	150,000	160,008
		603,482
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	26,288
DIVERSIFIED FINANCIAL SERVICES — 1.9%
American Express Co. 3.40%, 2/22/2024	150,000	163,498
BlackRock, Inc. 3.38%, 6/1/2022	50,000	52,181
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	75,000	95,083
Mastercard, Inc. 3.50%, 2/26/2028	75,000	86,824
Nasdaq, Inc. 4.25%, 6/1/2024	25,000	27,750
Visa, Inc.:
2.75%, 9/15/2027	50,000	55,685
4.30%, 12/14/2045	25,000	34,221
		515,242
ELECTRIC — 5.8%
American Electric Power Co., Inc. 3.20%, 11/13/2027	25,000	28,025
Baltimore Gas & Electric Co. 4.25%, 9/15/2048	50,000	65,529
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (a)	19,000	21,397
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	8,573
Security Description	Principal Amount	Value
6.45%, 1/15/2038	$ 25,000	$ 38,388
Consolidated Edison Co. of New York, Inc. Series 08-B, 6.75%, 4/1/2038	50,000	76,206
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	38,313
DTE Energy Co. 3.80%, 3/15/2027	75,000	86,389
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	59,880
Exelon Corp.:
3.40%, 4/15/2026	75,000	84,446
5.10%, 6/15/2045	25,000	33,854
Florida Power & Light Co. 5.96%, 4/1/2039	50,000	75,775
ITC Holdings Corp. 3.35%, 11/15/2027	25,000	28,149
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	75,000	81,075
Ohio Power Co. 4.00%, 6/1/2049	50,000	62,498
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	31,185
5.30%, 6/1/2042	25,000	35,683
5.75%, 3/15/2029	25,000	32,573
Public Service Co. of Colorado:
4.10%, 6/15/2048	75,000	97,932
4.30%, 3/15/2044	25,000	32,685
6.50%, 8/1/2038	50,000	78,939
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	26,520
Series MTN, 3.65%, 9/1/2028	50,000	58,050
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	25,000	24,695
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	56,977
Sempra Energy:
3.40%, 2/1/2028	50,000	56,978
4.00%, 2/1/2048	75,000	89,137
Virginia Electric & Power Co.:
3.45%, 2/15/2024	25,000	26,963
8.88%, 11/15/2038	50,000	92,253
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	28,727
		1,557,794
ELECTRONICS — 0.1%
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	29,802
ENVIRONMENTAL CONTROL — 0.2%
Waste Management, Inc. 3.50%, 5/15/2024	50,000	54,623

See accompanying notes to financial statements.
4

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 2.1%
Campbell Soup Co.:
2.50%, 8/2/2022	$ 75,000	$ 77,446
3.95%, 3/15/2025	25,000	28,197
4.15%, 3/15/2028	100,000	117,589
4.80%, 3/15/2048	50,000	66,605
Conagra Brands, Inc. 5.30%, 11/1/2038	50,000	67,055
General Mills, Inc.:
4.15%, 2/15/2043	25,000	31,449
4.55%, 4/17/2038	50,000	64,530
Kellogg Co. 3.25%, 4/1/2026	50,000	56,115
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	51,715
		560,701
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	25,000	32,794
GAS — 0.2%
NiSource, Inc. 2.95%, 9/1/2029	26,000	28,588
Southern California Gas Co. 3.15%, 9/15/2024	25,000	27,052
		55,640
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	56,647
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
2.55%, 3/15/2022	50,000	51,341
4.75%, 11/30/2036	50,000	68,560
Baxter International, Inc.:
3.50%, 8/15/2046	25,000	28,487
3.95%, 4/1/2030 (b)	25,000	29,874
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	4,093
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	38,954
Medtronic, Inc.:
3.50%, 3/15/2025	25,000	28,018
4.63%, 3/15/2045	25,000	35,523
		284,850
HEALTH CARE SERVICES — 0.6%
Anthem, Inc. 4.10%, 3/1/2028	125,000	147,936
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.6%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	$ 50,000	$ 57,592
3.90%, 5/4/2047	25,000	32,235
5.30%, 3/1/2041	50,000	72,781
		162,608
INSURANCE — 1.9%
AXA SA 8.60%, 12/15/2030	75,000	116,752
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	75,000	81,870
4.30%, 4/15/2043	50,000	62,496
MetLife, Inc. 4.55%, 3/23/2030	75,000	93,897
XLIT, Ltd. 5.50%, 3/31/2045	100,000	139,584
		494,599
INTERNET — 0.7%
Alibaba Group Holding, Ltd. 3.40%, 12/6/2027	50,000	55,971
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	4,175
2.50%, 6/3/2050	50,000	51,814
3.88%, 8/22/2037	50,000	62,299
4.05%, 8/22/2047	3,000	3,964
4.25%, 8/22/2057	3,000	4,252
		182,475
MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	54,657
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	66,436
		121,093
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC 4.20%, 1/15/2024	150,000	165,058
Xylem, Inc.:
3.25%, 11/1/2026	50,000	56,214
4.38%, 11/1/2046	25,000	30,826
		252,098
MEDIA — 1.0%
Thomson Reuters Corp. 4.30%, 11/23/2023	75,000	82,218
Walt Disney Co.:
3.70%, 9/15/2024	50,000	55,404
3.80%, 5/13/2060	50,000	63,306
6.65%, 11/15/2037	50,000	78,692
		279,620

See accompanying notes to financial statements.
5

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MINING — 2.7%
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	$ 5,000	$ 5,143
Newmont Corp.:
3.70%, 3/15/2023	25,000	26,377
6.25%, 10/1/2039	125,000	190,021
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	175,000	243,460
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	70,564
Teck Resources, Ltd. 5.20%, 3/1/2042	150,000	173,003
		708,568
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	30,171
Series MTN, 3.88%, 6/15/2044	25,000	30,542
General Electric Co.:
3.63%, 5/1/2030	75,000	85,490
4.13%, 10/9/2042	50,000	58,572
Series MTN, 5.88%, 1/14/2038	60,000	81,388
		286,163
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	58,458
OIL & GAS — 4.2%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	40,000	40,267
2.52%, 9/19/2022	4,000	4,140
2.77%, 11/10/2050	25,000	24,862
3.02%, 1/16/2027	21,000	23,208
3.25%, 5/6/2022	50,000	51,967
Chevron Corp. 2.90%, 3/3/2024	100,000	107,209
ConocoPhillips 5.90%, 5/15/2038	50,000	71,999
Exxon Mobil Corp.:
2.61%, 10/15/2030	25,000	27,301
2.99%, 3/19/2025	50,000	54,743
3.45%, 4/15/2051	50,000	57,073
Hess Corp.:
6.00%, 1/15/2040	25,000	30,729
7.30%, 8/15/2031	5,000	6,516
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	55,742
Petro-Canada 6.80%, 5/15/2038	50,000	70,175
Shell International Finance B.V.:
3.25%, 4/6/2050	50,000	56,656
3.88%, 11/13/2028	25,000	29,624
4.38%, 5/11/2045	25,000	32,895
Security Description	Principal Amount	Value
4.55%, 8/12/2043	$ 5,000	$ 6,640
6.38%, 12/15/2038	25,000	39,015
Total Capital International SA:
2.88%, 2/17/2022	100,000	102,902
3.70%, 1/15/2024	200,000	219,542
		1,113,205
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
3.85%, 6/15/2024	150,000	165,202
4.25%, 11/21/2049	50,000	62,890
4.30%, 5/14/2036	100,000	123,525
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	56,271
4.38%, 11/16/2045	25,000	33,254
Becton Dickinson & Co.:
3.79%, 5/20/2050	50,000	59,419
4.69%, 12/15/2044	125,000	161,411
Bristol-Myers Squibb Co.:
3.40%, 7/26/2029	50,000	58,124
3.63%, 5/15/2024	50,000	54,846
4.25%, 10/26/2049	50,000	67,452
Cigna Corp.:
3.40%, 3/15/2050	25,000	28,055
3.50%, 6/15/2024	75,000	81,924
4.80%, 8/15/2038	25,000	32,511
CVS Health Corp.:
4.25%, 4/1/2050	25,000	31,269
4.30%, 3/25/2028	75,000	88,894
6.13%, 9/15/2039	50,000	71,706
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	23,664
6.38%, 5/15/2038	25,000	39,503
Merck & Co., Inc.:
2.35%, 2/10/2022	75,000	76,710
3.40%, 3/7/2029	50,000	58,156
4.15%, 5/18/2043	75,000	98,173
Novartis Capital Corp. 4.40%, 5/6/2044	25,000	34,404
Pfizer, Inc.:
2.70%, 5/28/2050	50,000	53,608
7.20%, 3/15/2039	25,000	43,054
Sanofi:
3.38%, 6/19/2023	100,000	107,328
3.63%, 6/19/2028	50,000	58,404
Upjohn, Inc. 2.30%, 6/22/2027 (b)	50,000	53,101
		1,822,858
PIPELINES — 1.3%
Kinder Morgan, Inc.:
2.00%, 2/15/2031	50,000	50,257
5.05%, 2/15/2046	50,000	60,897
MPLX L.P.:
4.70%, 4/15/2048	50,000	59,380
5.25%, 1/15/2025	50,000	51,380

See accompanying notes to financial statements.
6

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
3.75%, 6/15/2027	$ 50,000	$ 57,181
6.30%, 4/15/2040	50,000	66,695
		345,790
REAL ESTATE INVESTMENT TRUSTS — 5.9%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	50,000	49,834
AvalonBay Communities, Inc.:
Series MTN, 3.20%, 1/15/2028	75,000	83,644
Series MTN, 3.90%, 10/15/2046	75,000	90,790
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	81,747
3.25%, 1/30/2031	100,000	110,327
3.40%, 6/21/2029	75,000	83,725
3.65%, 2/1/2026	50,000	57,014
3.80%, 2/1/2024	225,000	244,492
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	29,753
Equinix, Inc. 5.38%, 5/15/2027	50,000	54,418
Healthpeak Properties, Inc. 3.50%, 7/15/2029	50,000	56,866
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	107,613
Series I, 3.50%, 9/15/2030	75,000	79,063
Kilroy Realty L.P.:
3.80%, 1/15/2023	50,000	52,247
4.25%, 8/15/2029	50,000	57,510
4.38%, 10/1/2025	25,000	28,035
Prologis L.P. 2.25%, 4/15/2030	25,000	26,829
Regency Centers L.P. 3.60%, 2/1/2027	25,000	27,498
Simon Property Group L.P. 3.38%, 12/1/2027	75,000	84,007
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	27,239
4.00%, 3/1/2028	50,000	57,068
Weyerhaeuser Co. 4.00%, 4/15/2030	75,000	89,027
		1,578,746
RETAIL — 1.8%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	56,830
3.13%, 12/15/2049	50,000	57,608
5.95%, 4/1/2041	25,000	38,975
Lowe's Cos., Inc. 5.13%, 4/15/2050	50,000	74,394
Target Corp.:
2.25%, 4/15/2025	49,000	52,488
3.63%, 4/15/2046	5,000	6,289
Security Description	Principal Amount	Value
Walmart, Inc.:
2.85%, 7/8/2024	$ 75,000	$ 81,148
6.20%, 4/15/2038	75,000	119,484
		487,216
SEMICONDUCTORS — 2.9%
Applied Materials, Inc. 1.75%, 6/1/2030	19,000	19,718
Intel Corp.:
3.40%, 3/25/2025	100,000	111,082
4.00%, 12/15/2032	53,000	65,385
4.25%, 12/15/2042	150,000	191,705
4.75%, 3/25/2050	100,000	139,403
Lam Research Corp. 4.00%, 3/15/2029	50,000	59,984
NVIDIA Corp. 2.85%, 4/1/2030	50,000	56,250
QUALCOMM, Inc.:
3.25%, 5/20/2027	50,000	56,779
4.80%, 5/20/2045	25,000	35,444
Xilinx, Inc. 2.95%, 6/1/2024	25,000	26,895
		762,645
SOFTWARE — 3.2%
Autodesk, Inc. 4.38%, 6/15/2025	75,000	85,768
Microsoft Corp.:
2.53%, 6/1/2050	100,000	105,295
3.13%, 11/3/2025	100,000	111,738
4.10%, 2/6/2037	75,000	98,070
4.25%, 2/6/2047	100,000	139,643
Oracle Corp.:
3.40%, 7/8/2024	100,000	109,465
4.38%, 5/15/2055	75,000	98,561
6.50%, 4/15/2038	75,000	119,160
		867,700
TELECOMMUNICATIONS — 11.0%
AT&T, Inc.:
3.50%, 6/1/2041	50,000	53,696
3.85%, 6/1/2060	175,000	184,368
4.25%, 3/1/2027	100,000	116,841
4.45%, 4/1/2024	50,000	55,815
4.85%, 3/1/2039	8,000	9,918
6.55%, 2/15/2039	200,000	289,064
Bell Canada, Inc. 4.46%, 4/1/2048	25,000	33,285
British Telecommunications PLC 9.63%, 12/15/2030	125,000	207,135
Cisco Systems, Inc.:
3.50%, 6/15/2025	150,000	169,519
5.50%, 1/15/2040	50,000	74,980
5.90%, 2/15/2039	200,000	306,672

See accompanying notes to financial statements.
7

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	$ 200,000	$ 315,762
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	30,028
Orange SA 5.50%, 2/6/2044	25,000	36,571
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	28,918
5.21%, 3/8/2047	25,000	31,947
TELUS Corp. 3.70%, 9/15/2027	50,000	57,567
Verizon Communications, Inc.:
2.65%, 11/20/2040	50,000	50,515
2.88%, 11/20/2050	25,000	25,163
2.99%, 10/30/2056 (b)	25,000	25,163
4.15%, 3/15/2024	25,000	27,632
4.86%, 8/21/2046	100,000	134,333
5.01%, 8/21/2054	75,000	105,002
6.40%, 9/15/2033	150,000	212,713
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	30,832
4.38%, 5/30/2028	50,000	59,965
5.00%, 5/30/2038	200,000	261,476
		2,934,880
TRANSPORTATION — 0.4%
Canadian National Railway Co. 2.85%, 12/15/2021	50,000	50,891
Canadian Pacific Railway Co. 4.00%, 6/1/2028	50,000	58,759
		109,650
Security Description	Principal Amount	Value
WATER — 0.3%
American Water Capital Corp. 6.59%, 10/15/2037	$ 50,000	$ 77,239
TOTAL CORPORATE BONDS & NOTES (Cost $26,004,568)		26,483,707
TOTAL INVESTMENTS — 99.0% (Cost $26,004,568)		26,483,707
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		270,104
NET ASSETS — 100.0%		$ 26,753,811
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,483,707	$—	$26,483,707
TOTAL INVESTMENTS	$—	$26,483,707	$—	$26,483,707
See accompanying notes to financial statements.
8

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$26,483,707
Cash	434,421
Receivable for investments sold	186,150
Interest receivable - unaffiliated issuers	226,554
TOTAL ASSETS	27,330,832
LIABILITIES
Payable for investments purchased	574,364
Advisory fee payable	2,643
Trustees’ fees and expenses payable	14
TOTAL LIABILITIES	577,021
NET ASSETS	$ 26,753,811
NET ASSETS CONSIST OF:
Paid-in Capital	$26,269,447
Total distributable earnings (loss)	484,364
NET ASSETS	$ 26,753,811
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.48
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$26,004,568
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2020 (Unaudited) (a)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 68,999
EXPENSES
Advisory fee	4,465
Trustees’ fees and expenses	14
TOTAL EXPENSES	4,479
NET INVESTMENT INCOME (LOSS)	$ 64,520
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,963
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	479,139
NET REALIZED AND UNREALIZED GAIN (LOSS)	490,102
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$554,622
(a) For the period November 9, 2020 (inception date) through December 31, 2020.
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period 11/9/20*- 12/31/20 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 64,520
Net realized gain (loss)	10,963
Net change in unrealized appreciation/depreciation	479,139
Net increase (decrease) in net assets resulting from operations	554,622
Net equalization credits and charges	1,134
Distributions to shareholders	(70,258)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	26,268,812
Net income equalization	(1,134)
Other Capital	635
Net increase (decrease) in net assets from beneficial interest transactions	26,268,313
Net increase (decrease) in net assets during the period	26,753,811
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$ 26,753,811
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,050,000
Net increase (decrease)	1,050,000
*	Inception date.
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
For the Period 11/10/20*- 12/31/20 (Unaudited)
Net asset value, beginning of period	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) (b)	0.48
Total from investment operations	0.55
Net equalization credits and charges (a)	0.00(c)
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value, end of period	$ 25.48
Total return (d)	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,754
Ratios to average net assets:
Total expenses	0.12%(e)
Net investment income (loss)	1.70%(e)
Portfolio turnover rate (f)	3%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”).
The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund was formed on November 9, 2020 and commenced operations on November 10, 2020.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
13

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund underlying benchmarks. Various inputs are used in determining the value of the Fund investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized for financial reporting purposes. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
14

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12%
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
15

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$1,086,947	$850,262
For the period ended December 31, 2020, the following Fund had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$25,811,859	$—	$—
6.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
16

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	$26,004,568	$489,210	$10,071	$479,139
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
9.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate
17

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Annualized Expense Ratio	0.12%
Actual:
Ending Account Value	$1,021.90
Expenses Paid During Period	0.17(a)
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.60
Expenses Paid During Period(b)	0.61
(a)	Actual period is from commencement of operations on 11/10/2020.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
19

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
20

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to December 31, 2020, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “New ETF”), which commenced operations during the period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of exchange-traded funds similar to the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information.
Other Benefits
The Board considered whether the Adviser or its affiliates would benefit in other ways from its relationship with the New ETF. The Board also considered the potential for revenue to State Street, the Trust’s securities lending agent, in the event of any loaning of portfolio securities of the New ETF. The Board also noted that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
21

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New ETF’s advisory fee rate as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
22

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow
Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRSERTRSASBSAR

Semi-Annual Report
December 31, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Bonds 4.63% 2/15/2040	1.4%
Federal National Mortgage Association TBA 2.00% 1/1/2051	0.8
Treasury Notes 0.38% 9/30/2027	0.7
Treasury Notes 1.38% 1/31/2025	0.6
Treasury Notes 0.25% 12/31/2025	0.6
TOTAL	4.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	36.4%
U.S. Government Agency Obligations	29.1
Corporate Bonds & Notes	28.2
Foreign Government Obligations	3.6
Mortgage-Backed Securities	1.3
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.3
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
CVS Health Corp. 4.30% 3/25/2028	0.3%
T-Mobile USA, Inc. 3.88% 4/15/2030	0.2
AbbVie, Inc. 2.30% 11/21/2022	0.2
Citigroup, Inc. 4.41% 3/31/2031	0.2
Pacific Gas and Electric Co. 3.15% 1/1/2026	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	99.1%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Total Investments
Financial	38.2%
Consumer, Non-cyclical	15.6
Technology	7.5
Industrial	7.3
Energy	6.9
Consumer, Cyclical	6.7
Communications	6.6
Utilities	5.8
Basic Materials	2.0
Short-Term Investments	3.4
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
GE Capital International Funding Co. 4.42% 11/15/2035	0.5%
AT&T, Inc. 3.55% 9/15/2055	0.5
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4
CVS Health Corp. 5.05% 3/25/2048	0.3
AT&T, Inc. 3.50% 9/15/2053	0.3
TOTAL	2.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Total Investments
Consumer, Non-cyclical	22.4%
Financial	16.1
Communications	15.4
Utilities	12.1
Industrial	9.2
Energy	8.5
Technology	6.8
Consumer, Cyclical	4.3
Basic Materials	3.5
Short-Term Investments	1.7
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Bonds 1.38% 8/15/2050	3.3%
Treasury Bonds 1.13% 8/15/2040	3.3
Treasury Bonds 3.00% 2/15/2049	3.3
Treasury Bonds 3.38% 11/15/2048	3.2
Treasury Bonds 2.88% 5/15/2049	3.2
TOTAL	16.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Bank of America Corp. 3.00% 12/20/2023	0.8%
JPMorgan Chase & Co. 1.51% 6/1/2024	0.6
HSBC Holdings PLC 3.03% 11/22/2023	0.6
Natwest Group PLC 3.50% 5/15/2023	0.6
AbbVie, Inc. 2.30% 11/21/2022	0.6
TOTAL	3.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	99.2%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Net Assets
Financial	43.1%
Consumer, Non-cyclical	14.8
Technology	8.0
Energy	7.8
Consumer, Cyclical	7.1
Industrial	6.9
Utilities	5.3
Communications	4.2
Basic Materials	2.0
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Notes 2.75% 11/15/2023	2.0%
Treasury Notes 1.63% 11/15/2022	1.9
Treasury Notes 2.00% 11/30/2022	1.9
Treasury Notes 2.13% 12/31/2022	1.9
Treasury Notes 2.00% 2/15/2023	1.7
TOTAL	9.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.1%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.1
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	3.0
Treasury Inflation Protected Indexed Notes 0.25% 1/15/2025	3.0
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	2.9
TOTAL	15.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0 *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Notes 0.63% 8/15/2030	2.4%
Treasury Notes 0.63% 5/15/2030	1.9
Treasury Notes 3.13% 11/15/2028	1.9
Treasury Notes 2.88% 8/15/2028	1.8
Treasury Notes 2.63% 2/15/2029	1.8
TOTAL	9.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.4%
Ford Motor Co. 9.00% 4/22/2025	0.3
Carnival Corp. 11.50% 4/1/2023	0.3
TransDigm, Inc. 6.25% 3/15/2026	0.3
Sprint Capital Corp. 6.88% 11/15/2028	0.3
TOTAL	1.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	98.1%
Common Stocks	0.0 *
Senior Floating Rate Loans	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2020

% of Total Investments
Consumer, Cyclical	19.2%
Communications	15.9
Consumer, Non-cyclical	15.2
Energy	12.6
Financial	9.7
Industrial	9.3
Basic Materials	4.9
Technology	3.8
Utilities	2.9
Diversified	0.0
Short-Term Investments	6.5
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
9

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Wells Fargo & Co. 4.65% 11/4/2044	0.3%
Citigroup, Inc. 3.20% 10/21/2026	0.3
Morgan Stanley 6.38% 7/24/2042	0.3
Amazon.com, Inc. 4.05% 8/22/2047	0.3
Intel Corp. 2.45% 11/15/2029	0.3
TOTAL	1.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
Sector Breakdown as of December 31, 2020

% of Total Investments
Financial	29.3%
Consumer, Non-cyclical	17.9
Communications	10.1
Industrial	8.1
Utilities	7.9
Energy	7.6
Technology	7.1
Consumer, Cyclical	5.4
Basic Materials	2.8
Short-Term Investments	3.8
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Federal National Mortgage Association TBA 2.00% 1/1/2051	3.2%
Federal Home Loan Mortgage Corp. 3.00% 12/1/2049	2.5
Government National Mortgage Association 3.00% 1/20/2050	1.3
Government National Mortgage Association TBA 2.50% 1/1/2051	1.1
Government National Mortgage Association 3.00% 4/20/2050	1.0
TOTAL	9.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2020

Description	% of Total Investments
Federal National Mortgage Association	43.2%
Federal Home Loan Mortgage Corp.	26.5
Government National Mortgage Association	23.0
TOTAL	92.7%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 28.2%
ADVERTISING — 0.0% (a)
Other Securities		$ 1,805,462
AEROSPACE & DEFENSE — 0.6%
Other Securities		30,899,763
AGRICULTURE — 0.4%
Other Securities		20,006,727
AIRLINES — 0.1%
Other Securities		5,378,518
APPAREL — 0.1%
Other Securities		3,988,182
AUTO MANUFACTURERS — 0.4%
Other Securities		23,366,912
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		1,362,819
BANKS — 5.5%
Other Securities		308,140,662
BEVERAGES — 0.8%
Other Securities		43,886,850
BIOTECHNOLOGY — 0.3%
Other Securities		17,759,923
BUILDING MATERIALS — 0.1%
Other Securities		6,944,595
CHEMICALS — 0.4%
Other Securities		24,164,131
COMMERCIAL SERVICES — 0.3%
Other Securities		15,372,461
COMPUTERS — 0.7%
Other Securities		41,294,188
CONSTRUCTION MATERIALS — 0.0% (a)
Other Security		177,984
COSMETICS/PERSONAL CARE — 0.2%
Other Securities		8,140,384
DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities		859,342
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Other Securities		56,522,599
ELECTRIC — 2.2%
Other Securities		120,275,380
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		$ 1,098,177
ELECTRONICS — 0.2%
Other Securities		10,768,355
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		4,319,543
FOOD — 0.3%
Other Securities		19,091,313
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		4,268,919
GAS — 0.2%
Other Securities		10,890,189
HAND & MACHINE TOOLS — 0.0% (a)
Other Securities		2,206,887
HEALTH CARE PRODUCTS — 0.3%
Other Securities		15,301,805
HEALTH CARE SERVICES — 0.8%
Other Securities		44,357,411
HOME BUILDERS — 0.0% (a)
Other Securities		1,584,951
HOME FURNISHINGS — 0.0% (a)
Other Securities		1,462,893
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities		2,468,435
INSURANCE — 0.9%
Other Securities		51,586,619
INTERNET — 0.4%
Other Securities		21,930,572
INVESTMENT COMPANY SECURITY — 0.1%
Other Securities		3,701,983
IRON/STEEL — 0.1%
Other Securities		5,110,139
LEISURE TIME — 0.0% (a)
Other Security		340,755
LODGING — 0.1%
Other Securities		4,583,394

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities		$ 6,581,542
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		10,094,772
MEDIA — 1.1%
Other Securities		58,661,701
METAL FABRICATE & HARDWARE — 0.0% (a)
Other Securities		1,851,982
MINING — 0.1%
Other Securities		8,109,156
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		15,297,636
OFFICE FURNISHINGS — 0.0% (a)
Other Security		194,082
OIL & GAS — 1.3%
Other Securities		74,371,436
OIL & GAS SERVICES — 0.1%
Other Securities		5,233,747
PACKAGING & CONTAINERS — 0.1%
Other Securities		3,686,625
PHARMACEUTICALS — 1.8%
Other Securities		100,330,806
PIPELINES — 1.0%
Other Securities		55,927,577
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Other Securities		58,410,464
RETAIL — 0.8%
Other Securities		45,300,331
SEMICONDUCTORS — 0.6%
Other Securities		30,649,102
SHIPBUILDING — 0.0% (a)
Other Security		148,767
SOFTWARE — 0.8%
Other Securities		41,895,712
TELECOMMUNICATIONS — 1.4%
Other Securities		77,278,216
TEXTILES — 0.0% (a)
Other Securities		575,275
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		$ 763,585
TRANSPORTATION — 0.6%
Other Securities		34,527,273
TRUCKING & LEASING — 0.0% (a)
Other Securities		975,505
WATER — 0.1%
Other Securities		2,825,023
TOTAL CORPORATE BONDS & NOTES (Cost $1,454,130,319)		1,569,109,537
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Other Securities		938,642
AUTOMOBILE — 0.2%
Other Securities		9,936,619
CREDIT CARD — 0.1%
Other Securities		7,865,254
TOTAL ASSET-BACKED SECURITIES (Cost $18,346,996)		18,740,515
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Other Securities		1,637,985
CANADA — 0.3%
Other Securities		18,850,768
CHILE — 0.1%
Other Securities		2,761,393
COLOMBIA — 0.1%
Other Securities		7,758,548
FREE OF TAX — 0.0% (a)
Other Securities		1,137,492
GERMANY — 0.4%
Other Securities		19,347,449
HUNGARY — 0.0% (a)
Other Securities		1,557,447
INDONESIA — 0.1%
Other Securities		3,797,014
ISRAEL — 0.1%
Other Securities		5,149,199
ITALY — 0.1%
Other Securities		3,676,431
JAPAN — 0.2%
Other Securities		10,459,372

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.3%
Other Securities		$ 14,592,503
PANAMA — 0.1%
Other Securities		5,358,952
PERU — 0.1%
Other Securities		4,442,252
PHILIPPINES — 0.1%
Other Securities		7,875,001
POLAND — 0.0% (a)
Other Securities		2,635,774
SOUTH KOREA — 0.1%
Other Securities		6,495,878
SUPRANATIONAL — 1.4%
Other Securities		79,108,968
SWEDEN — 0.0% (a)
Other Securities		2,204,454
URUGUAY — 0.1%
Other Securities		3,225,651
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $191,222,323)		202,072,531

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023 (b)	$ 2,275,000	2,271,906
0.25%, 6/26/2023	5,000,000	5,010,900
0.25%, 8/24/2023	1,155,000	1,156,917
0.25%, 9/8/2023	905,000	906,674
0.25%, 12/4/2023	1,180,000	1,181,369
0.38%, 5/5/2023	1,000,000	1,005,400
0.38%, 9/23/2025	300,000	299,535
1.50%, 2/12/2025 (b)	3,000,000	3,143,490
2.00%, 7/1/2035	6,166,362	6,448,710
2.00%, 10/1/2050	12,812,512	13,312,632
2.00%, 11/1/2050	17,868,606	18,566,084
2.00%, 12/1/2050	10,544,500	10,956,091
2.00%, 1/1/2051	13,225,000	13,741,221
2.38%, 1/13/2022	5,015,000	5,130,897
2.50%, 9/1/2028	142,205	148,866
2.50%, 10/1/2029	365,549	382,615
2.50%, 1/1/2031	446,482	468,030
2.50%, 5/1/2031	1,355,684	1,421,386
2.50%, 6/1/2031	530,480	556,189
2.50%, 11/1/2032	1,262,834	1,322,040
2.50%, 12/1/2032	1,007,180	1,054,400
2.50%, 2/1/2033	2,012,236	2,106,577
2.50%, 3/1/2033	3,617,992	3,786,890
2.50%, 8/1/2035	4,711,503	4,927,467
Security Description	Principal Amount	Value
2.50%, 9/1/2046	$ 1,220,615	$ 1,289,474
2.50%, 8/1/2050	23,891,395	25,181,912
2.50%, 10/1/2050	12,978,536	13,679,584
2.50%, 11/1/2050	9,901,734	10,436,586
3.00%, 11/1/2027	1,350,797	1,422,891
3.00%, 2/1/2029	266,002	281,007
3.00%, 7/1/2029	251,714	266,524
3.00%, 9/1/2029	386,527	409,269
3.00%, 4/1/2030	374,309	396,330
3.00%, 12/1/2030	976,444	1,033,889
3.00%, 2/1/2031	2,083,130	2,200,025
3.00%, 5/1/2031	779,221	823,040
3.00%, 9/1/2032	2,096,184	2,210,719
3.00%, 4/1/2033	5,893,590	6,264,420
3.00%, 5/1/2033	4,366,380	4,591,293
3.00%, 7/1/2035	385,169	407,627
3.00%, 4/1/2036	798,232	843,421
3.00%, 8/1/2036	1,313,885	1,389,828
3.00%, 3/1/2043	725,069	773,471
3.00% 4/1/2043	1,294,792	1,381,225
3.00% 7/1/2043	462,140	492,991
3.00%, 8/1/2043	209,688	223,686
3.00%, 9/1/2043	291,058	310,487
3.00%, 10/1/2043	223,940	238,889
3.00%, 6/1/2045	826,261	872,663
3.00% 8/1/2045	2,437,167	2,587,606
3.00%, 4/1/2046	1,289,090	1,362,462
3.00%, 9/1/2046	930,567	983,533
3.00%, 10/1/2046	5,089,941	5,379,649
3.00%, 11/1/2046	965,277	1,020,218
3.00%, 12/1/2046	2,884,477	3,048,655
3.00%, 2/1/2047	2,693,081	2,846,365
3.00%, 7/1/2047	6,175,834	6,525,107
3.00%, 12/1/2047	6,077,615	6,387,986
3.00%, 1/1/2048	1,586,876	1,667,914
3.00%, 2/1/2048	3,595,338	3,778,944
3.00%, 3/1/2048	173,085	181,924
3.00%, 10/1/2049	4,551,707	4,760,661
3.00%, 12/1/2049	3,285,153	3,435,964
3.00%, 1/1/2050	9,221,542	9,644,872
3.00%, 2/1/2050	10,201,294	10,669,602
3.00%, 4/1/2050	11,556,471	12,109,002
3.50%, 5/1/2026	372,170	395,061
3.50%, 1/1/2029	87,416	93,799
3.50%, 11/1/2029	289,303	310,444
3.50%, 2/1/2030	145,075	155,839
3.50%, 3/1/2032	295,220	316,851
3.50%, 6/1/2033	781,072	828,501
3.50%, 1/1/2034	1,875,524	1,989,411
3.50%, 3/1/2038	1,319,043	1,406,800
3.50%, 10/1/2041	149,835	162,437
3.50%, 4/1/2043	263,664	287,749
3.50% 5/1/2043	485,003	527,900
3.50% 8/1/2043	855,155	927,338
3.50%, 6/1/2044	209,496	225,198

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2044	$ 413,076	$ 444,037
3.50%, 10/1/2044	242,793	260,991
3.50%, 11/1/2044	374,169	402,213
3.50%, 12/1/2044	460,544	495,080
3.50%, 1/1/2045	397,752	427,564
3.50%, 2/1/2045	540,563	581,079
3.50% 7/1/2045	6,060,383	6,559,411
3.50%, 10/1/2045	511,740	549,327
3.50% 12/1/2045	885,225	955,343
3.50%, 3/1/2046	1,093,433	1,161,215
3.50%, 5/1/2046	502,282	533,419
3.50%, 8/1/2046	2,811,846	3,018,552
3.50%, 9/1/2046	6,097,175	6,475,140
3.50%, 12/1/2046	770,430	818,189
3.50%, 4/1/2047	95,717	101,462
3.50%, 9/1/2047	4,576,078	4,850,756
3.50%, 10/1/2047	636,311	674,506
3.50%, 11/1/2047	313,589	332,412
3.50%, 12/1/2047	738,553	782,885
3.50%, 1/1/2048	1,576,790	1,671,436
3.50%, 2/1/2048	4,657,332	4,936,888
3.50%, 5/1/2048	3,072,574	3,253,787
3.50%, 7/1/2048	1,095,679	1,160,299
3.50%, 11/1/2048	2,847,867	3,015,717
3.50%, 6/1/2049	3,738,281	3,945,220
3.50%, 7/1/2049	2,291,444	2,418,291
3.50%, 3/1/2050	9,912,087	10,460,788
4.00%, 4/1/2024	24,330	25,855
4.00%, 5/1/2025	20,344	21,643
4.00%, 6/1/2025	51,533	54,824
4.00%, 8/1/2025	12,315	13,101
4.00%, 9/1/2025	15,066	16,029
4.00%, 6/1/2026	125,648	133,673
4.00%, 7/1/2029	3,384,387	3,600,283
4.00%, 10/1/2040	158,370	174,455
4.00%, 12/1/2041	467,715	516,473
4.00%, 4/1/2042	333,126	367,853
4.00%, 6/1/2042	699,922	772,648
4.00%, 12/1/2043	160,542	176,416
4.00% 5/1/2044	369,049	401,502
4.00%, 7/1/2044	581,999	633,178
4.00%, 12/1/2044	205,797	223,894
4.00%, 4/1/2045	453,744	494,718
4.00%, 5/1/2045	2,134,406	2,356,894
4.00%, 10/1/2045	662,815	722,669
4.00%, 1/1/2046	496,065	540,842
4.00%, 3/1/2046	383,164	420,722
4.00%, 1/1/2047	7,544,328	8,201,320
4.00%, 9/1/2047	366,360	393,650
4.00%, 11/1/2047	2,303,859	2,475,474
4.00%, 12/1/2047	864,604	929,008
4.00%, 1/1/2048	1,336,113	1,435,640
4.00%, 4/1/2048	2,161,227	2,305,217
4.00% 5/1/2048	3,492,864	3,725,575
4.00%, 7/1/2048	2,526,430	2,694,752
Security Description	Principal Amount	Value
4.00%, 10/1/2048	$ 4,395,044	$ 4,687,690
4.00%, 12/1/2048	2,130,355	2,272,205
4.00%, 9/1/2049	2,087,808	2,231,201
4.00%, 6/1/2050	2,701,707	2,893,733
4.50%, 10/1/2024	9,417	9,612
4.50%, 2/1/2039	1,922	2,151
4.50%, 6/1/2039	119,092	133,292
4.50%, 12/1/2039	92,929	104,010
4.50%, 6/1/2040	2,372	2,652
4.50%, 12/1/2040	375,605	419,938
4.50%, 4/1/2041	4,493	5,023
4.50%, 7/1/2041	249,794	279,231
4.50%, 8/1/2041	22,174	24,787
4.50%, 9/1/2041	92,296	103,170
4.50%, 10/1/2041	615,934	688,616
4.50%, 10/1/2043	11,845	13,215
4.50%, 8/1/2044	13,062	14,577
4.50%, 9/1/2044	311,144	347,239
4.50%, 4/1/2047	125,166	136,435
4.50%, 10/1/2047	119,817	130,605
4.50%, 12/1/2047	368,417	401,589
4.50% 1/1/2048	1,332,890	1,452,871
4.50%, 5/1/2048	1,186,432	1,285,005
4.50%, 6/1/2048	729,236	792,564
4.50%, 7/1/2048	1,432,865	1,552,156
4.50%, 12/1/2048	970,743	1,051,560
4.50%, 3/1/2049	1,449,078	1,569,718
4.50%, 7/1/2049	7,485,722	8,140,891
5.00%, 11/1/2035	12,741	14,578
5.00% 12/1/2036	2,720	3,115
5.00% 2/1/2038	219,682	251,061
5.00% 3/1/2038	143,198	163,652
5.00%, 6/1/2038	34,136	39,013
5.00% 11/1/2038	278,986	318,834
5.00%, 1/1/2039	41,588	47,529
5.00%, 2/1/2039	94,743	108,278
5.00%, 3/1/2039	280,847	319,881
5.00%, 10/1/2039	27,497	31,425
5.00%, 7/1/2048	1,987,236	2,201,627
5.00%, 9/1/2048	386,219	427,886
5.00%, 11/1/2048	1,843,286	2,042,280
5.00%, 3/1/2049	775,179	858,779
5.00%, 3/1/2050	2,221,820	2,466,850
5.50%, 2/1/2022	598	606
5.50%, 11/1/2026	26,392	28,929
5.50%, 6/1/2027	7,360	8,140
5.50%, 4/1/2028	11,173	12,444
5.50%, 7/1/2028	18,332	20,468
5.50%, 7/1/2033	696	754
5.50% 1/1/2037	86,055	100,196
5.50%, 9/1/2037	798	929
5.50%, 11/1/2037	5,224	6,108
5.50%, 1/1/2038	45,570	53,316
5.50%, 4/1/2038	165,433	193,439
5.50% 7/1/2038	223,121	261,666

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/1/2038	$ 4,112	$ 4,825
5.50%, 11/1/2038	7,450	8,442
6.00%, 8/1/2031	5,957	6,879
6.00%, 3/1/2036	7,677	9,069
6.00%, 8/1/2036	42,861	50,580
6.00%, 1/1/2037	4,125	4,861
6.00%, 12/1/2037	4,035	4,754
6.00%, 10/1/2038	3,778	4,302
6.00%, 3/1/2040	2,235	2,654
6.00%, 5/1/2040	423,583	497,756
6.25%, 7/15/2032 (b)	2,735,000	4,234,628
6.50%, 11/1/2037	39,418	46,711
6.50%, 2/1/2038	9,371	10,612
6.50%, 9/1/2038	118,519	141,192
6.50%, 9/1/2039	61,981	73,575
6.75%, 3/15/2031	601,000	925,955
2.75%, 6/19/2023	645,000	686,190
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,084,263
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	820,196
Series K049, Class A2, 3.01%, 7/25/2025	350,000	385,068
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	386,829
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,094,174
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	909,455
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	571,771
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,718,722
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,730,574
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,339,285
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,379,533
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	634,988
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,658,380
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	960,931
Security Description	Principal Amount	Value
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	$ 270,000	$ 322,895
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,961,323
Series K092, Class A2, 3.30%, 4/25/2029	500,000	583,830
Series K093, Class A2, 2.98%, 5/25/2029	500,000	571,477
Series K094, Class A2, 2.90%, 6/25/2029	531,291	605,480
Series K101, Class A2, 2.52%, 10/25/2029	500,000	556,451
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	917,841
Series K109, Class A2, 1.56%, 4/25/2030	600,000	621,382
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	165,456
Series K114, Class A2, 1.37%, 6/25/2030	250,000	254,645
Series K115, Class A2, 1.38%, 6/25/2030	500,000	510,518
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,418,543
Series K121, Class A2, 1.55%, 10/25/2030	340,000	351,373
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	679,837
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,110,305
Series K735, Class A2, 2.86%, 5/25/2026	500,000	550,719
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,376,308
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,362,893
Series USD, 0.13%, 7/25/2022	2,575,000	2,574,820
Series K030, Class A2, Class A2, VRN 3.25%, 4/25/2023 (c)	1,000,000	1,058,497
Series K159, Class A3, Class A3, VRN 3.95%, 11/25/2033 (c)	666,667	829,534
Federal National Mortgage Association:
0.25%, 5/22/2023	1,000,000	1,002,170
0.25%, 7/10/2023	910,000	911,374
0.25%, 11/27/2023	1,695,000	1,697,102
0.38%, 8/25/2025	3,560,000	3,555,764
0.63%, 4/22/2025	1,055,000	1,067,185

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 10/8/2027	$ 2,000,000	$ 2,004,760
0.88%, 8/5/2030 (b)	6,800,000	6,673,792
1.38%, 9/6/2022	3,800,000	3,879,458
1.63%, 10/15/2024 (b)	550,000	578,914
1.63%, 1/7/2025	200,000	210,608
1.75%, 7/2/2024	500,000	526,220
1.88%, 4/5/2022 (b)	305,000	311,649
1.88%, 9/24/2026 (b)	846,000	914,543
2.00%, 1/5/2022	1,915,000	1,951,442
2.00%, 10/5/2022 (b)	1,200,000	1,239,216
2.00%, 9/1/2035	9,640,335	10,081,039
2.00%, 11/1/2035	7,879,310	8,239,510
2.00%, 8/1/2040	965,427	1,004,231
2.00%, 10/1/2040	1,972,241	2,051,531
2.00%, 11/1/2040	4,959,578	5,158,799
2.00%, 12/1/2040	3,986,994	4,147,067
2.00%, 6/1/2050	931,818	968,206
2.00%, 8/1/2050	16,755,054	17,409,354
2.00%, 1/1/2051	13,225,000	13,741,448
2.13%, 4/24/2026	475,000	517,323
2.50%, 2/5/2024	300,000	321,108
2.50%, 7/1/2028	419,210	438,746
2.50% 8/1/2028	1,235,884	1,293,477
2.50%, 10/1/2028	292,271	305,891
2.50%, 3/1/2029	1,048,064	1,096,747
2.50%, 2/1/2030	461,563	483,832
2.50%, 5/1/2030	756,124	792,434
2.50% 7/1/2030	3,919,065	4,102,049
2.50%, 2/1/2031	860,425	901,744
2.50%, 8/1/2031	2,158,774	2,262,593
2.50%, 6/1/2032	5,535,760	5,801,985
2.50%, 12/1/2032	1,610,811	1,686,084
2.50%, 1/1/2033	2,430,057	2,543,612
2.50%, 12/1/2033	4,218,112	4,420,671
2.50%, 2/1/2035	4,906,186	5,120,725
2.50%, 8/1/2035	3,383,242	3,538,281
2.50%, 4/1/2038	2,066,573	2,185,528
2.50%, 2/1/2040	1,061,649	1,116,534
2.50%, 5/1/2040	3,256,162	3,439,835
2.50%, 10/1/2042	309,618	330,740
2.50% 11/1/2049	14,140,031	14,872,982
2.50%, 1/1/2050	5,363,064	5,641,060
2.50%, 7/1/2050	11,776,427	12,411,915
2.50%, 8/1/2050	11,873,062	12,513,765
2.50%, 10/1/2050	24,601,581	25,929,150
2.63%, 9/6/2024	2,035,000	2,214,141
2.88%, 9/12/2023 (b)	1,384,000	1,484,022
3.00%, 8/1/2027	235,002	247,281
3.00%, 11/1/2028	500,503	530,040
3.00%, 6/1/2029	141,847	150,164
3.00% 8/1/2029	668,888	707,991
3.00%, 9/1/2029	242,755	256,946
3.00%, 6/1/2030	376,784	398,807
3.00%, 9/1/2030	70,776	74,913
3.00%, 11/1/2030	166,397	176,123
Security Description	Principal Amount	Value
3.00%, 12/1/2030	$ 554,777	$ 587,586
3.00%, 6/1/2032	3,217,071	3,391,859
3.00%, 10/1/2032	940,596	991,700
3.00%, 1/1/2033	664,386	700,483
3.00%, 2/1/2033	1,480,779	1,561,231
3.00%, 2/1/2034	1,876,665	1,972,220
3.00%, 2/1/2035	265,061	280,276
3.00%, 3/1/2035	216,134	228,648
3.00%, 2/1/2036	562,822	595,409
3.00%, 11/1/2036	1,397,083	1,475,763
3.00%, 1/1/2037	1,564,215	1,652,308
3.00%, 9/1/2037	1,313,984	1,382,941
3.00%, 1/1/2038	2,301,048	2,421,805
3.00%, 12/1/2042	386,050	411,713
3.00%, 1/1/2043	760,875	811,454
3.00%, 3/1/2043	802,047	855,315
3.00%, 4/1/2043	199,875	213,150
3.00% 5/1/2043	2,101,151	2,240,698
3.00% 6/1/2043	1,532,239	1,634,002
3.00% 7/1/2043	1,465,648	1,562,987
3.00%, 8/1/2043	688,696	742,797
3.00%, 2/1/2044	6,238,733	6,653,076
3.00%, 5/1/2045	5,350,818	5,706,191
3.00%, 8/1/2045	8,464,104	9,026,244
3.00%, 9/1/2045	657,073	693,780
3.00% 11/1/2045	1,377,031	1,453,957
3.00%, 5/1/2046	1,314,440	1,388,919
3.00%, 8/1/2046	1,468,902	1,552,133
3.00%, 9/1/2046	1,448,590	1,530,671
3.00%, 10/1/2046	548,759	579,853
3.00% 11/1/2046	4,926,045	5,241,012
3.00% 1/1/2047	4,754,843	5,024,262
3.00% 3/1/2047	5,093,036	5,377,803
3.00%, 7/1/2047	4,067,385	4,297,852
3.00%, 10/1/2047	4,980,258	5,262,451
3.00%, 12/1/2047	7,503,743	7,928,921
3.00% 2/1/2048	5,922,361	6,233,474
3.00%, 12/1/2049	17,717,975	18,584,052
3.00%, 12/1/2049	4,552,147	4,760,976
3.00%, 1/1/2050	4,932,280	5,158,548
3.00%, 7/1/2050	9,269,017	9,713,129
3.00%, 9/1/2050	15,434,312	16,173,826
3.50%, 10/1/2025	72,347	76,815
3.50%, 11/1/2025	93,669	99,454
3.50%, 3/1/2026	59,375	63,011
3.50%, 1/1/2027	293,943	312,094
3.50%, 5/1/2029	129,996	139,462
3.50%, 1/1/2030	203,539	218,359
3.50%, 3/1/2031	632,666	681,567
3.50%, 6/1/2033	1,604,108	1,701,457
3.50%, 6/1/2034	517,376	555,979
3.50%, 7/1/2034	928,013	997,255
3.50%, 11/1/2034	3,243,471	3,485,477
3.50%, 2/1/2037	464,091	496,597
3.50%, 2/1/2038	296,174	322,219

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/1/2038	$ 1,745,175	$ 1,846,602
3.50%, 5/1/2038	627,420	663,885
3.50%, 12/1/2040	502,930	545,050
3.50%, 1/1/2042	164,283	181,810
3.50%, 3/1/2042	329,780	361,190
3.50%, 5/1/2042	1,099,243	1,190,007
3.50%, 8/1/2042	446,438	483,300
3.50%, 10/1/2042	500,611	541,946
3.50%, 1/1/2043	170,211	184,265
3.50%, 5/1/2043	149,773	162,371
3.50%, 7/1/2043	564,558	612,046
3.50% 1/1/2044	18,077,840	19,571,318
3.50%, 10/1/2044	362,783	389,903
3.50% 1/1/2045	587,832	631,776
3.50% 2/1/2045	13,849,291	14,992,808
3.50%, 4/1/2045	644,308	691,444
3.50% 8/1/2045	1,398,625	1,508,548
3.50% 11/1/2045	3,876,891	4,160,518
3.50% 12/1/2045	3,072,831	3,297,635
3.50%, 1/1/2046	1,042,667	1,118,947
3.50% 2/1/2046	3,374,450	3,610,320
3.50%, 10/1/2046	1,454,394	1,545,106
3.50%, 2/1/2047	422,130	448,249
3.50% 5/1/2047	7,115,654	7,589,511
3.50% 7/1/2047	2,889,695	3,132,761
3.50%, 10/1/2047	419,077	444,124
3.50% 11/1/2047	19,536,987	20,729,932
3.50% 1/1/2048	5,316,544	5,634,298
3.50% 2/1/2048	6,780,288	7,198,550
3.50%, 6/1/2048	2,697,593	2,856,524
3.50%, 8/1/2048	357,331	378,383
3.50%, 9/1/2048	1,082,686	1,147,727
3.50%, 11/1/2048	1,502,355	1,595,310
3.50%, 7/1/2049	5,367,499	5,665,159
3.50%, 8/1/2049	3,959,358	4,178,928
3.50%, 6/1/2050	4,818,335	5,139,084
4.00%, 4/1/2024	36,663	38,954
4.00%, 1/1/2025	35,481	37,699
4.00%, 3/1/2026	33,745	35,919
4.00%, 12/1/2034	293,257	321,366
4.00%, 3/1/2037	832,400	892,876
4.00%, 3/1/2038	946,978	1,014,447
4.00%, 6/1/2038	596,676	639,187
4.00%, 8/1/2039	373,217	411,493
4.00%, 9/1/2040	3,232,322	3,560,329
4.00% 12/1/2040	757,144	833,977
4.00%, 3/1/2041	517,810	571,725
4.00%, 12/1/2041	611,683	675,372
4.00%, 1/1/2042	187,587	207,119
4.00%, 2/1/2042	176,551	194,934
4.00%, 10/1/2043	424,781	466,389
4.00%, 12/1/2043	60,814	66,770
4.00%, 5/1/2044	1,339,135	1,475,026
4.00%, 6/1/2044	331,030	360,093
4.00% 7/1/2044	1,909,889	2,077,570
Security Description	Principal Amount	Value
4.00%, 9/1/2044	$ 250,436	$ 272,424
4.00% 10/1/2044	432,018	469,947
4.00%, 12/1/2044	344,723	374,989
4.00%, 1/1/2045	988,742	1,091,184
4.00%, 3/1/2045	291,001	317,149
4.00%, 5/1/2045	586,973	639,716
4.00%, 6/1/2045	846,495	920,814
4.00%, 7/1/2045	462,129	503,655
4.00%, 9/1/2045	762,900	831,451
4.00%, 12/1/2045	405,945	442,422
4.00%, 2/1/2046	149,820	163,283
4.00%, 4/1/2046	496,378	539,395
4.00%, 11/1/2046	515,275	560,423
4.00% 4/1/2047	8,299,422	8,940,817
4.00%, 7/1/2047	175,547	188,624
4.00%, 8/1/2047	753,476	809,602
4.00%, 9/1/2047	4,018,857	4,318,221
4.00%, 12/1/2047	8,043,887	8,643,077
4.00%, 1/1/2048	3,022,704	3,247,865
4.00%, 2/1/2048	1,309,906	1,407,481
4.00%, 5/1/2048	175,725	187,428
4.00% 6/1/2048	6,440,908	6,869,839
4.00%, 7/1/2048	1,189,052	1,268,236
4.00%, 8/1/2048	2,258,266	2,408,655
4.00%, 9/1/2048	3,014,809	3,215,580
4.00%, 10/1/2048	7,232,929	7,882,853
4.00% 11/1/2048	3,562,969	3,817,341
4.00%, 1/1/2049	3,926,568	4,333,395
4.00%, 3/1/2049	775,873	829,068
4.00%, 5/1/2049	2,346,549	2,507,431
4.00%, 7/1/2049	2,730,681	2,917,900
4.00%, 2/1/2050	1,812,192	1,936,438
4.50% 4/1/2023	69,310	71,342
4.50%, 8/1/2023	117	119
4.50%, 4/1/2031	169,403	185,523
4.50%, 4/1/2039	299,153	334,772
4.50%, 4/1/2040	335,911	375,429
4.50%, 10/1/2040	195,860	218,902
4.50%, 2/1/2041	453,863	507,302
4.50%, 5/1/2041	205,058	229,182
4.50%, 1/1/2042	709,780	793,351
4.50%, 9/1/2043	166,554	185,737
4.50% 12/1/2043	508,561	567,136
4.50%, 1/1/2044	109,420	122,022
4.50%, 2/1/2044	232,320	259,078
4.50% 6/1/2044	512,336	572,016
4.50%, 3/1/2046	795,198	888,749
4.50%, 9/1/2047	246,499	268,571
4.50%, 11/1/2047	1,768,523	1,926,884
4.50%, 4/1/2048	843,599	913,691
4.50% 8/1/2048	4,915,056	5,328,109
4.50%, 11/1/2048	4,323,613	4,682,847
4.50%, 12/1/2048	1,205,548	1,305,713
4.50% 1/1/2049	2,671,236	2,893,180
4.50%, 5/1/2049	2,484,252	2,690,659

See accompanying notes to financial statements.
18

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/1/2050	$ 7,555,523	$ 8,214,879
5.00%, 7/1/2035	332,678	380,582
5.00%, 7/1/2040	137,493	156,090
5.00%, 1/1/2042	461,254	523,644
5.00%, 3/1/2042	391,015	443,905
5.00%, 12/1/2043	103,827	118,661
5.00%, 7/1/2044	225,274	254,536
5.00%, 6/1/2048	1,016,712	1,126,286
5.00%, 9/1/2048	2,395,079	2,653,204
5.00%, 8/1/2049	1,685,060	1,866,664
5.00%, 10/1/2049	2,362,739	2,620,371
5.50%, 7/1/2035	153,591	177,939
5.50% 6/1/2038	47,032	54,985
5.50%, 12/1/2038	157,057	182,606
5.50%, 12/1/2039	242,943	283,788
5.50%, 4/1/2040	117,873	134,288
5.50%, 9/1/2040	20,624	24,158
5.50%, 7/1/2041	267,794	312,136
5.50%, 5/1/2044	3,309,951	3,851,862
6.00%, 2/1/2037	144,298	166,679
6.00%, 10/1/2039	193,327	227,634
6.00%, 4/1/2040	266,418	314,096
6.25%, 5/15/2029	80,000	114,002
6.63%, 11/15/2030	1,807,000	2,735,310
7.13%, 1/15/2030 (b)	325,000	496,545
7.25%, 5/15/2030	1,125,000	1,745,100
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (c)	524,026	543,808
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	268,403	291,042
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	169,491	181,778
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	500,000	565,078
Series 2017-M14, Class A2, Class A2, 2.88%, 11/25/2027 (c)	600,000	676,857
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	377,683	394,765
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	677,915
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	850,214
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	861,702	1,018,888
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,211,673
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	662,023
Security Description	Principal Amount	Value
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	$ 500,000	$ 578,975
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	850,902
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,533,946
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	201,045
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	1,015,404
TBA 1.50%, 1/1/2036 (d)	17,000,000	17,488,240
TBA 1.50%, 1/1/2051 (d)	17,000,000	17,175,610
TBA 2.00%, 1/1/2036 (d)	16,469,207	17,217,732
TBA 2.00%, 1/1/2051 (d)	40,975,000	42,557,454
TBA 2.50%, 1/1/2036 (d)	8,925,000	9,308,507
TBA 2.50%, 1/1/2051 (d)	25,825,000	27,219,292
TBA 3.00%, 1/1/2051 (d)	3,535,000	3,702,347
TBA 4.00%, 1/1/2051 (d)	12,745,000	13,606,052
Series 2013-M14, Class APT, Class APT, VRN 2.55%, 4/25/2023 (c)	125,771	125,771
Series 2017-M15, Class ATS2, Class ATS2, VRN 3.14%, 11/25/2027 (c)	700,000	760,589
Series 2018-M1, Class A2, Class A2, VRN 2.98%, 12/25/2027 (c)	130,000	147,929
Series 2020-M53, Class A2, VRN 1.68%, 11/25/2032 (c)	750,000	759,901
Government National Mortgage Association:
2.50%, 2/20/2043	1,793,883	1,914,346
2.50%, 12/20/2049	1,726,050	1,822,913
2.50%, 7/20/2050	4,897,963	5,187,005
2.50%, 8/20/2050	9,071,795	9,607,147
2.50%, 10/20/2050	13,199,308	13,978,235
3.00% 12/15/2042	543,559	568,792
3.00% 12/20/2042	954,511	1,032,065
3.00%, 2/20/2043	923,149	1,021,317
3.00%, 4/20/2043	823,569	879,855
3.00%, 6/20/2043	562,281	600,710
3.00%, 11/20/2044	603,219	643,239
3.00%, 12/20/2044	246,109	262,437
3.00%, 3/20/2045	275,131	293,160
3.00%, 4/20/2045	427,654	455,678
3.00%, 8/20/2045	659,716	702,948
3.00%, 1/20/2046	362,339	386,084
3.00%, 2/20/2046	4,704,392	5,025,913
3.00%, 4/20/2046	682,219	724,603
3.00%, 5/20/2046	1,521,387	1,615,904
3.00%, 6/20/2046	4,322,760	4,591,316
3.00%, 9/20/2046	1,373,461	1,458,789

See accompanying notes to financial statements.
19

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/20/2046	$ 4,842,024	$ 5,142,840
3.00%, 11/20/2046	766,367	813,979
3.00%, 1/20/2047	1,333,486	1,416,331
3.00%, 6/20/2047	454,160	480,863
3.00%, 7/20/2047	3,986,861	4,221,278
3.00%, 10/20/2047	2,823,394	2,989,402
3.00%, 11/20/2047	1,829,336	1,936,896
3.00%, 12/20/2047	1,654,521	1,751,803
3.00%, 1/20/2048	1,492,658	1,580,422
3.00%, 2/20/2048	1,747,589	1,850,343
3.00%, 3/20/2048	6,800,188	7,200,021
3.00%, 11/20/2049	12,287,229	12,867,607
3.00%, 12/20/2049	3,528,354	3,695,013
3.00%, 6/20/2050	14,097,329	14,791,553
3.00%, 7/20/2050	20,928,397	21,959,018
3.50%, 12/20/2041	891,851	973,580
3.50%, 2/15/2042	480,079	522,627
3.50%, 6/20/2042	488,404	532,996
3.50%, 1/20/2043	2,047,888	2,234,863
3.50%, 4/15/2043	129,623	140,509
3.50%, 4/20/2043	508,684	555,128
3.50%, 7/20/2043	1,287,739	1,401,405
3.50%, 10/20/2043	242,311	263,700
3.50%, 12/20/2043	101,434	110,388
3.50%, 1/20/2044	206,415	224,635
3.50%, 3/20/2044	197,796	215,256
3.50%, 6/20/2044	8,416,387	9,140,753
3.50%, 9/20/2044	3,068,216	3,332,285
3.50%, 10/20/2044	370,294	402,164
3.50%, 12/20/2044	277,225	301,084
3.50%, 2/20/2045	211,136	229,308
3.50%, 3/20/2045	249,303	270,064
3.50% 4/20/2045	1,582,775	1,730,192
3.50%, 6/20/2045	1,504,944	1,630,273
3.50%, 10/20/2045	6,428,498	6,963,853
3.50%, 11/20/2045	151,899	164,549
3.50%, 1/20/2046	1,955,283	2,118,116
3.50%, 3/20/2046	1,251,632	1,352,453
3.50%, 4/20/2046	7,190,455	7,769,657
3.50%, 5/20/2046	1,122,857	1,213,305
3.50%, 10/20/2046	693,852	749,742
3.50%, 2/20/2047	3,261,637	3,524,366
3.50%, 3/20/2047	692,597	741,966
3.50%, 5/20/2047	694,584	744,095
3.50%, 6/20/2047	424,839	455,123
3.50%, 8/20/2047	633,577	678,739
3.50%, 9/20/2047	662,917	710,171
3.50%, 10/20/2047	557,362	597,092
3.50%, 11/20/2047	2,222,038	2,380,428
3.50%, 12/20/2047	8,543,703	9,152,711
3.50%, 1/20/2048	10,682,960	11,444,458
3.50%, 2/20/2048	2,709,200	2,902,316
3.50%, 3/20/2048	4,610,597	4,934,066
3.50%, 4/20/2048	2,651,948	2,838,003
3.50%, 6/20/2048	1,571,064	1,681,286
Security Description	Principal Amount	Value
3.50%, 2/20/2049	$ 699,847	$ 748,947
3.50%, 5/20/2049	542,731	574,194
3.50%, 7/20/2049	176,109	186,318
3.50%, 9/20/2049	2,747,221	2,906,483
3.50%, 12/20/2049	1,213,637	1,283,994
4.00%, 4/15/2040	463,137	509,695
4.00%, 6/15/2040	26,190	28,823
4.00%, 3/20/2044	75,265	83,093
4.00%, 4/20/2044	376,266	415,400
4.00%, 6/20/2044	354,395	391,254
4.00%, 8/20/2044	372,448	411,185
4.00%, 9/20/2044	301,288	332,624
4.00%, 10/20/2044	444,998	491,281
4.00%, 12/20/2044	384,743	424,759
4.00%, 2/20/2045	271,788	300,056
4.00%, 5/15/2045	257,656	281,679
4.00%, 7/20/2045	1,945,234	2,127,925
4.00%, 8/20/2045	253,416	277,216
4.00%, 9/20/2045	4,730,918	5,175,231
4.00%, 10/20/2045	365,928	400,295
4.00%, 11/20/2045	1,330,197	1,455,125
4.00%, 4/20/2046	224,654	245,752
4.00%, 5/20/2046	83,594	91,445
4.00%, 10/20/2046	160,492	173,217
4.00%, 3/20/2047	758,554	818,699
4.00%, 4/20/2047	300,394	323,301
4.00%, 6/20/2047	2,121,165	2,282,914
4.00%, 7/20/2047	596,136	641,595
4.00%, 8/20/2047	944,428	1,016,445
4.00%, 9/20/2047	393,647	423,664
4.00%, 2/20/2048	3,169,649	3,411,351
4.00%, 3/20/2048	2,504,722	2,695,719
4.00%, 6/20/2048	1,135,421	1,217,802
4.00%, 7/20/2048	563,414	604,292
4.00%, 8/20/2048	4,488,485	4,814,149
4.00%, 9/20/2048	1,175,851	1,261,165
4.00%, 5/20/2049	1,998,002	2,127,913
4.00%, 7/20/2049	8,488,628	9,040,562
4.00%, 5/20/2050	3,732,457	3,975,143
4.50%, 6/15/2039	30,813	34,471
4.50%, 7/15/2039	80,201	89,721
4.50%, 4/15/2040	329,926	369,503
4.50% 6/15/2040	240,667	269,536
4.50%, 3/15/2041	121,926	136,552
4.50%, 6/15/2041	107,215	120,161
4.50%, 9/20/2041	104,300	117,288
4.50%, 12/15/2041	32,947	36,925
4.50%, 1/15/2042	81,894	91,615
4.50%, 10/20/2043	68,618	76,845
4.50%, 4/20/2044	177,313	198,573
4.50%, 6/20/2044	145,617	163,076
4.50%, 11/20/2044	381,475	426,149
4.50%, 12/20/2044	117,082	130,793
4.50%, 7/20/2045	2,314,815	2,585,899
4.50%, 8/20/2045	201,741	225,366

See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/20/2045	$ 100,385	$ 112,141
4.50%, 10/20/2045	382,273	427,040
4.50%, 4/20/2046	205,861	229,969
4.50%, 9/20/2047	190,525	207,767
4.50%, 11/20/2047	845,031	921,501
4.50%, 12/20/2047	734,776	801,268
4.50%, 1/20/2048	671,325	732,075
4.50%, 6/20/2048	1,922,948	2,071,840
4.50%, 7/20/2048	1,085,761	1,169,831
4.50%, 8/20/2048	3,046,267	3,282,137
4.50%, 10/20/2048	1,589,375	1,712,438
4.50%, 1/20/2049	3,141,750	3,385,012
4.50%, 7/20/2049	2,969,155	3,184,524
5.00%, 12/15/2038	118,204	132,410
5.00% 4/15/2039	259,083	288,104
5.00%, 5/15/2039	21,912	23,885
5.00%, 11/20/2041	616,113	684,631
5.00%, 5/20/2044	117,923	134,614
5.00%, 11/20/2044	134,292	153,298
5.00%, 1/20/2048	866,743	954,844
5.00%, 5/20/2048	1,153,044	1,260,824
5.00%, 7/20/2048	150,848	164,295
5.00%, 9/20/2048	824,804	898,331
5.00%, 11/20/2048	926,751	1,009,366
5.00%, 1/20/2049	2,289,602	2,493,708
5.00%, 7/20/2049	417,244	454,439
5.50%, 6/15/2038	216,884	240,606
5.50%, 7/15/2038	140,245	157,774
5.50%, 2/15/2039	32,904	37,314
5.50%, 5/20/2044	176,443	196,821
6.00%, 1/15/2038	18,022	20,416
6.00%, 4/15/2038	60,012	69,272
6.00%, 6/15/2041	89,641	103,382
TBA 2.00%, 1/1/2051 (d)	15,800,000	16,514,634
TBA 2.50%, 1/1/2051 (d)	25,825,000	27,329,306
TBA 3.00%, 1/1/2051 (d)	3,875,000	4,051,351
TBA 3.50%, 1/1/2051 (d)	2,500,000	2,648,400
Other Securities		23,102,003
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,577,491,803)		1,621,391,849
U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	9,398,813
1.13%, 8/15/2040	10,300,000	9,754,422
1.25%, 5/15/2050	12,906,000	11,714,212
1.38%, 11/15/2040	10,000,000	9,890,625
1.38%, 8/15/2050 (b)	14,473,000	13,554,869
1.63%, 11/15/2050	6,500,000	6,474,609
2.00%, 2/15/2050 (b)	10,550,000	11,464,883
2.25%, 8/15/2046	2,506,000	2,862,322
2.25%, 8/15/2049	10,370,000	11,875,270
2.38%, 11/15/2049	7,967,000	9,364,960
Security Description	Principal Amount	Value
2.50%, 2/15/2045	$ 3,399,000	$ 4,054,370
2.50%, 2/15/2046	3,681,800	4,400,326
2.50%, 5/15/2046	2,850,000	3,406,641
2.75%, 8/15/2042	5,251,000	6,507,958
2.75%, 11/15/2042	15,482,000	19,175,908
2.75%, 8/15/2047	7,400,000	9,283,531
2.75%, 11/15/2047	18,200,000	22,855,219
2.88%, 5/15/2043	1,900,000	2,402,313
2.88%, 8/15/2045	3,700,000	4,709,406
2.88%, 11/15/2046	5,109,700	6,531,634
2.88%, 5/15/2049	12,436,000	16,067,701
3.00%, 11/15/2044	1,464,000	1,895,423
3.00%, 5/15/2045	2,100,000	2,725,406
3.00%, 11/15/2045	2,900,000	3,774,984
3.00%, 2/15/2047	6,450,000	8,439,422
3.00%, 5/15/2047	10,200,000	13,365,188
3.00%, 2/15/2048	13,150,000	17,269,648
3.00%, 8/15/2048	16,450,000	21,652,313
3.00%, 2/15/2049	11,425,000	15,077,430
3.13%, 11/15/2041	2,518,000	3,292,285
3.13%, 2/15/2042	2,197,000	2,880,130
3.13%, 2/15/2043	1,240,000	1,626,338
3.13%, 8/15/2044	2,078,000	2,741,337
3.13%, 5/15/2048	13,150,000	17,660,039
3.38%, 5/15/2044	2,164,000	2,959,946
3.38%, 11/15/2048	9,310,000	13,082,005
3.50%, 2/15/2039	700,000	950,031
3.63%, 8/15/2043	3,950,000	5,579,375
3.63%, 2/15/2044	1,940,000	2,746,919
3.75%, 8/15/2041	150,000	213,117
3.75%, 11/15/2043	3,762,000	5,415,517
3.88%, 8/15/2040	150,000	214,945
4.25%, 11/15/2040	400,000	600,813
4.38%, 2/15/2038 (b)	2,235,000	3,321,070
4.38%, 11/15/2039	375,000	566,836
4.38%, 5/15/2040	5,350,000	8,118,625
4.50%, 2/15/2036 (b)	502,000	736,607
4.63%, 2/15/2040	48,970,000	76,293,730
4.75%, 2/15/2037	546,000	832,053
4.75%, 2/15/2041	5,400,000	8,626,500
5.25%, 11/15/2028	262,000	352,922
5.25%, 2/15/2029	250,000	338,711
5.50%, 8/15/2028	452,000	612,954
6.13%, 11/15/2027	686,000	941,321
6.25%, 8/15/2023	300,000	347,648
6.50%, 11/15/2026 (b)	1,054,000	1,420,759
6.88%, 8/15/2025	50,000	64,949
7.13%, 2/15/2023	524,000	600,922
7.50%, 11/15/2024 (b)	6,100,000	7,804,188
Treasury Notes:
0.13%, 4/30/2022	17,400,000	17,403,398
0.13%, 5/31/2022	8,600,000	8,601,008
0.13%, 6/30/2022	13,500,000	13,502,109
0.13%, 7/31/2022	12,300,000	12,301,441
0.13%, 8/31/2022	10,150,000	10,150,396

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
0.13%, 9/30/2022	$ 4,750,000	$ 4,750,186
0.13%, 10/31/2022	7,650,000	7,650,598
0.13%, 11/30/2022	21,150,000	21,151,652
0.13%, 5/15/2023	9,637,000	9,633,988
0.13%, 7/15/2023	10,800,000	10,794,094
0.13%, 8/15/2023	15,500,000	15,490,313
0.13%, 9/15/2023	10,500,000	10,491,797
0.25%, 4/15/2023	12,265,000	12,295,663
0.25%, 6/15/2023	9,060,000	9,083,358
0.25%, 11/15/2023	3,650,000	3,659,981
0.25%, 5/31/2025	20,675,000	20,634,619
0.25%, 6/30/2025	5,675,000	5,660,369
0.25%, 7/31/2025	14,935,000	14,890,662
0.25%, 8/31/2025	26,900,000	26,809,633
0.25%, 9/30/2025	12,000,000	11,953,125
0.25%, 12/31/2025	35,000,000	35,027,344
0.38%, 3/31/2022	5,600,000	5,617,938
0.38%, 4/30/2025	17,250,000	17,313,340
0.38%, 11/30/2025 (b)	6,850,000	6,859,633
0.38%, 7/31/2027	22,250,000	21,954,492
0.38%, 9/30/2027	37,950,000	37,368,891
0.50%, 3/15/2023	9,325,000	9,400,037
0.50%, 4/30/2027	5,322,000	5,308,279
0.50%, 6/30/2027	15,450,000	15,383,613
0.50%, 10/31/2027	23,600,000	23,411,938
0.63%, 11/30/2027	5,600,000	5,598,250
0.63%, 12/31/2027	4,700,000	4,694,859
0.63%, 5/15/2030	14,800,000	14,471,625
0.63%, 8/15/2030	23,150,000	22,574,867
0.88%, 11/15/2030	14,700,000	14,649,469
1.13%, 2/28/2022	9,100,000	9,206,285
1.13%, 2/28/2025	31,323,000	32,426,646
1.13%, 2/28/2027	8,500,000	8,814,102
1.25%, 8/31/2024	11,000,000	11,409,922
1.38%, 1/31/2022	11,550,000	11,706,557
1.38%, 10/15/2022	14,725,000	15,051,711
1.38%, 2/15/2023	10,447,000	10,721,234
1.38%, 6/30/2023	5,000,000	5,152,734
1.38%, 1/31/2025	34,175,000	35,715,545
1.38%, 8/31/2026	3,000,000	3,155,391
1.50%, 1/31/2022	850,000	862,617
1.50%, 8/15/2022	16,350,000	16,714,043
1.50%, 9/15/2022	12,650,000	12,944,014
1.50%, 1/15/2023	14,000,000	14,389,375
1.50%, 3/31/2023	1,796,000	1,850,582
1.50%, 9/30/2024	10,000,000	10,471,875
1.50%, 10/31/2024	11,250,000	11,790,527
1.50%, 11/30/2024	11,300,000	11,849,109
1.50%, 8/15/2026	2,392,000	2,532,343
1.50%, 1/31/2027	13,400,000	14,201,906
1.50%, 2/15/2030	13,950,000	14,760,844
1.63%, 8/15/2022	1,972,000	2,019,836
1.63%, 8/31/2022	9,000,000	9,222,539
1.63%, 11/15/2022	3,964,000	4,074,249
1.63%, 12/15/2022	13,200,000	13,585,688
Security Description	Principal Amount	Value
1.63%, 4/30/2023 (b)	$ 1,100,000	$ 1,137,813
1.63%, 5/31/2023	884,000	915,423
1.63%, 10/31/2023	4,730,000	4,926,960
1.63%, 5/15/2026	300,000	319,383
1.63%, 10/31/2026	11,125,000	11,863,770
1.63%, 11/30/2026	11,700,000	12,480,609
1.63%, 8/15/2029 (b)	14,427,000	15,434,636
1.75%, 2/28/2022	1,800,000	1,833,961
1.75%, 3/31/2022	500,000	510,117
1.75%, 5/15/2022	3,432,000	3,507,879
1.75%, 5/31/2022	3,650,000	3,733,408
1.75%, 6/15/2022 (b)	6,675,000	6,831,967
1.75%, 6/30/2022	8,450,000	8,654,648
1.75%, 7/15/2022	13,475,000	13,810,296
1.75%, 9/30/2022	2,470,000	2,539,565
1.75%, 1/31/2023	2,100,000	2,170,547
1.75%, 6/30/2024	18,200,000	19,175,406
1.75%, 7/31/2024	2,500,000	2,636,914
1.75%, 12/31/2026	8,150,000	8,757,430
1.75%, 11/15/2029 (b)	7,000,000	7,565,469
1.88%, 1/31/2022	5,399,600	5,501,686
1.88%, 2/28/2022	3,750,000	3,826,025
1.88%, 3/31/2022	2,600,000	2,656,570
1.88%, 4/30/2022	4,850,000	4,962,535
1.88%, 7/31/2022	8,200,000	8,425,820
1.88%, 8/31/2022	2,330,000	2,397,261
1.88%, 9/30/2022	12,160,000	12,529,075
1.88%, 10/31/2022	47,000	48,494
1.88%, 8/31/2024	2,150,000	2,279,336
1.88%, 6/30/2026	10,500,000	11,327,695
2.00%, 2/15/2022	780,000	796,362
2.00%, 10/31/2022	12,450,000	12,874,078
2.00%, 11/30/2022	5,045,000	5,224,728
2.00%, 2/15/2023	9,040,000	9,396,656
2.00%, 5/31/2024	2,500,000	2,652,734
2.00%, 6/30/2024	1,125,000	1,195,137
2.00%, 2/15/2025	3,206,000	3,432,925
2.00%, 8/15/2025	200,000	215,453
2.13%, 5/15/2022	7,342,000	7,542,471
2.13%, 6/30/2022	500,000	514,922
2.13%, 12/31/2022	3,000,000	3,118,945
2.13%, 11/30/2023	2,000,000	2,114,531
2.13%, 2/29/2024	4,000,000	4,244,688
2.13%, 3/31/2024	1,200,000	1,275,000
2.13%, 7/31/2024	2,600,000	2,777,125
2.13%, 9/30/2024	1,550,000	1,659,105
2.13%, 11/30/2024	7,000,000	7,510,234
2.13%, 5/15/2025	4,549,000	4,910,077
2.13%, 5/31/2026	11,415,000	12,460,186
2.25%, 4/15/2022	9,000,000	9,245,742
2.25%, 12/31/2023	1,854,000	1,969,585
2.25%, 1/31/2024	3,600,000	3,829,500
2.25%, 4/30/2024	20,850,000	22,270,406
2.25%, 10/31/2024	10,000,000	10,765,625
2.25%, 11/15/2024	12,344,000	13,298,731

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 12/31/2024	$ 12,350,000	$ 13,327,387
2.25%, 11/15/2025	1,400,000	1,528,953
2.25%, 3/31/2026	550,000	603,066
2.25%, 8/15/2027	6,600,000	7,317,750
2.25%, 11/15/2027	19,050,000	21,151,453
2.38%, 3/15/2022	8,125,000	8,343,677
2.38%, 1/31/2023	14,900,000	15,591,453
2.38%, 2/29/2024	13,250,000	14,163,008
2.38%, 8/15/2024	2,955,000	3,184,705
2.38%, 4/30/2026	13,300,000	14,685,070
2.38%, 5/15/2027	12,600,000	14,053,922
2.38%, 5/15/2029	13,250,000	14,974,570
2.50%, 1/15/2022	10,750,000	11,013,711
2.50%, 2/15/2022	12,450,000	12,780,703
2.50%, 3/31/2023	7,300,000	7,685,531
2.50%, 8/15/2023	2,308,000	2,450,086
2.50%, 1/31/2024	20,700,000	22,176,492
2.50%, 5/15/2024	9,694,000	10,444,528
2.50%, 1/31/2025	11,150,000	12,161,340
2.50%, 2/28/2026	14,838,000	16,444,677
2.63%, 2/28/2023	13,298,000	14,009,651
2.63%, 6/30/2023	7,700,000	8,174,031
2.63%, 12/31/2023	12,200,000	13,094,031
2.63%, 3/31/2025	3,210,000	3,526,486
2.63%, 12/31/2025	11,000,000	12,233,203
2.63%, 2/15/2029	9,650,000	11,077,898
2.75%, 7/31/2023	4,250,000	4,534,219
2.75%, 8/31/2023	17,100,000	18,276,961
2.75%, 11/15/2023	10,383,000	11,155,236
2.75%, 2/15/2024	4,618,000	4,988,883
2.75%, 6/30/2025	10,500,000	11,644,336
2.75%, 8/31/2025	6,600,000	7,338,891
2.75%, 2/15/2028	5,550,000	6,363,422
2.88%, 9/30/2023	14,100,000	15,146,484
2.88%, 10/31/2023	7,750,000	8,343,359
2.88%, 11/30/2023	11,651,000	12,568,516
2.88%, 4/30/2025	7,100,000	7,887,656
2.88%, 5/31/2025	10,200,000	11,349,094
2.88%, 7/31/2025	7,050,000	7,869,012
2.88%, 11/30/2025	6,925,000	7,775,477
2.88%, 5/15/2028	12,950,000	15,001,766
2.88%, 8/15/2028	13,300,000	15,448,781
3.00%, 9/30/2025	5,200,000	5,851,625
3.00%, 10/31/2025	2,300,000	2,592,531
3.13%, 11/15/2028	13,100,000	15,509,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,904,432,157)		2,025,963,484

MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Other Securities	10,055,516
Security Description	Principal Amount	Value
CONNECTICUT — 0.0% (a)
Other Security		$ 121,722
FLORIDA — 0.0% (a)
Other Securities		675,574
GEORGIA — 0.0% (a)
Other Securities		996,892
ILLINOIS — 0.1%
Other Securities		2,766,119
KANSAS — 0.0% (a)
Other Security		67,973
MARYLAND — 0.0% (a)
Other Securities		414,674
MASSACHUSETTS — 0.0% (a)
Other Securities		1,367,147
MICHIGAN — 0.0% (a)
Other Securities		1,086,297
MISSISSIPPI — 0.0% (a)
Other Security		132,701
MISSOURI — 0.0% (a)
Other Security		360,183
NEBRASKA — 0.0% (a)
Other Security		109,912
NEW JERSEY — 0.0% (a)
Other Securities		2,072,170
NEW YORK — 0.1%
Other Securities		4,077,529
OHIO — 0.0% (a)
Other Securities		567,804
OREGON — 0.0% (a)
Other Securities		333,782
PENNSYLVANIA — 0.0% (a)
Other Securities		975,325
TENNESSEE — 0.0% (a)
Other Security		11,406
TEXAS — 0.1%
Other Securities		3,217,135
VIRGINIA — 0.0% (a)
Other Securities		445,871
WASHINGTON — 0.0% (a)
Other Security		280,790
WISCONSIN — 0.0% (a)
Other Security		181,138
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,490,310)		30,317,660

See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount
MORTGAGE-BACKED SECURITIES — 1.3%
Other Securities		$ 69,328,773
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,470,477)		69,328,773
	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	233,535,772	233,582,479
State Street Navigator Securities Lending Portfolio II (g) (h)	138,763,589	138,763,589
TOTAL SHORT-TERM INVESTMENTS (Cost $372,341,882)		372,346,068
TOTAL INVESTMENTS — 106.1% (Cost $5,608,926,267)		5,909,270,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(341,666,172)
NET ASSETS — 100.0%		$ 5,567,604,245

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security, or a portion of the security has been designated as collateral for TBA securities.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,569,109,537	$—	$1,569,109,537
Asset-Backed Securities	—	18,740,515	—	18,740,515
Foreign Government Obligations	—	202,072,531	—	202,072,531
U.S. Government Agency Obligations	—	1,621,391,849	—	1,621,391,849
U.S. Treasury Obligations	—	2,025,963,484	—	2,025,963,484
Municipal Bonds & Notes	—	30,317,660	—	30,317,660
Mortgage-Backed Securities	—	69,328,773	—	69,328,773
Short-Term Investments	372,346,068	—	—	372,346,068
TOTAL INVESTMENTS	$372,346,068	$5,536,924,349	$—	$5,909,270,417
See accompanying notes to financial statements.
24

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	250,021,887	$250,121,896	$ 781,987,678	$ 798,489,411	$29,702	$(67,386)	233,535,772	$233,582,479	$145,465
State Street Navigator Securities Lending Portfolio II	403,278,489	403,278,489	478,411,164	742,926,064	—	—	138,763,589	138,763,589	225,736
Total		$653,400,385	$1,260,398,842	$1,541,415,475	$29,702	$(67,386)		$372,346,068	$371,201
See accompanying notes to financial statements.
25

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.2%
Other Securities		$ 12,618,137
AEROSPACE & DEFENSE — 1.6%
Boeing Co. 5.15%, 5/1/2030	$ 6,118,000	7,405,166
Other Securities		88,250,041
		95,655,207
AGRICULTURE — 1.2%
Other Securities		75,627,897
AIRLINES — 0.4%
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, , 5.88%, 4/15/2029	5,510,000	5,944,629
Other Securities		19,908,306
		25,852,935
APPAREL — 0.3%
Other Securities		18,620,545
AUTO MANUFACTURERS — 2.1%
Other Securities		125,720,029
AUTO PARTS & EQUIPMENT — 0.2%
Other Securities		9,402,416
BANKS — 26.8%
Bank of America Corp.:
4.10%, 7/24/2023	5,814,000	6,365,865
5.70%, 1/24/2022	2,079,000	2,196,879
6.22%, 9/15/2026 (a)	578,000	736,222
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	5,043,000	5,385,823
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	8,778,000	9,235,158
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,014,000	2,212,701
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	1,764,000	1,820,924
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	8,317,000	9,381,410
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,480,000	2,827,944
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	8,031,000	8,594,776
Series GMTN, 3.30%, 1/11/2023	3,738,000	3,962,803
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 4/19/2026	$ 3,128,000	$ 3,546,558
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	3,184,000	3,306,457
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,847,000	3,234,505
Series L, 3.95%, 4/21/2025	2,981,000	3,358,872
Series L, 4.18%, 11/25/2027	4,032,000	4,677,322
Series MTN, 2.50%, 10/21/2022	5,814,000	5,918,303
Series MTN, 3.25%, 10/21/2027	3,258,000	3,648,536
Series MTN, 3.88%, 8/1/2025	2,680,000	3,056,245
Series MTN, 4.00%, 4/1/2024	3,301,000	3,662,228
Series MTN, 4.00%, 1/22/2025	3,200,000	3,596,480
Series MTN, 4.13%, 1/22/2024	2,625,000	2,911,939
Series MTN, 4.20%, 8/26/2024	4,025,000	4,511,099
Series MTN, 4.25%, 10/22/2026	2,671,000	3,126,833
Series MTN, 4.45%, 3/3/2026	2,731,000	3,183,609
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a)(b)	1,348,000	1,413,203
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	2,773,000	2,958,070
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,991,000	4,328,998
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	2,850,000	3,104,277
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	2,947,000	3,128,064
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	4,060,000	4,585,526
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,495,000	4,072,234
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	1,616,000	1,756,527
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	2,754,000	2,833,591

See accompanying notes to financial statements.
26

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	$ 2,748,000	$ 3,074,490
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	1,322,000	1,446,387
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	4,492,000	5,290,453
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	3,349,000	3,985,578
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,142,000	3,607,393
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	4,650,000	4,695,337
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	2,945,000	2,979,633
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,243,000	3,293,883
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	4,190,000	4,267,180
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,185,000	3,227,138
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	1,686,000	1,726,110
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,855,000	3,900,682
Barclays PLC 3.68%, 1/10/2023	6,982,000	7,198,093
Citigroup, Inc.:
2.70%, 10/27/2022 (a)	3,125,000	3,250,406
2.75%, 4/25/2022	3,994,000	4,112,502
3.20%, 10/21/2026	4,135,000	4,620,490
3.30%, 4/27/2025	2,647,000	2,939,441
3.38%, 3/1/2023	749,000	795,753
3.40%, 5/1/2026	2,690,000	3,029,209
3.50%, 5/15/2023	2,754,000	2,951,269
3.70%, 1/12/2026	3,530,000	4,014,916
3.75%, 6/16/2024	896,000	990,886
3.88%, 10/25/2023	1,388,000	1,527,203
3.88%, 3/26/2025	1,531,000	1,714,031
4.00%, 8/5/2024	1,001,000	1,114,884
4.05%, 7/30/2022	1,985,000	2,096,577
4.13%, 7/25/2028	2,115,000	2,472,816
4.30%, 11/20/2026	1,594,000	1,859,815
4.40%, 6/10/2025	3,023,000	3,465,477
4.45%, 9/29/2027	5,332,000	6,297,572
4.50%, 1/14/2022	4,786,000	4,990,171
Security Description	Principal Amount	Value
4.60%, 3/9/2026	$ 1,967,000	$ 2,306,799
5.50%, 9/13/2025	1,132,000	1,361,388
6.63%, 1/15/2028	96,000	125,751
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	7,980,000	8,207,270
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	4,015,000	4,369,003
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	4,661,000	4,837,932
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,672,000	3,989,077
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	2,754,000	3,109,349
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	2,446,000	2,871,115
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	3,185,000	3,743,330
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,343,000	3,804,301
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	2,486,000	2,856,066
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	3,650,000	3,676,681
SOFR + 1.15%, 2.67%, 1/29/2031 (a)(b)	2,370,000	2,540,569
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	2,986,000	3,288,930
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	1,801,000	1,856,543
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	4,834,000	5,151,932
SOFR + 2.75%, 3.11%, 4/8/2026 (b)	3,998,000	4,375,931
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	9,029,000	10,948,565
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	2,743,000	2,951,111
3.00%, 4/26/2022	7,697,000	7,759,269
3.20%, 2/23/2023	3,873,000	4,092,909
3.50%, 1/23/2025	3,084,000	3,403,040
3.50%, 4/1/2025	4,318,000	4,798,852
3.50%, 11/16/2026	3,198,000	3,590,299
3.63%, 1/22/2023	3,851,000	4,108,670
3.63%, 2/20/2024 (a)	2,149,000	2,341,916
3.75%, 5/22/2025	3,997,000	4,481,956
3.75%, 2/25/2026	2,452,000	2,786,747
3.80%, 3/15/2030 (a)	3,469,000	4,080,168
3.85%, 1/26/2027	3,420,000	3,908,000

See accompanying notes to financial statements.
27

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/3/2024	$ 3,316,000	$ 3,662,621
4.25%, 10/21/2025	2,764,000	3,166,300
5.75%, 1/24/2022	4,917,000	5,195,843
5.95%, 1/15/2027	890,000	1,120,270
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	3,896,000	4,044,710
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	2,359,000	2,442,391
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	3,466,000	4,011,306
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	4,786,000	5,667,964
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	2,829,000	3,258,867
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,464,000	3,793,288
Series MTN, 3.85%, 7/8/2024	2,897,000	3,196,926
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	3,305,000	3,320,434
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,200,000	3,236,352
HSBC Holdings PLC:
3.60%, 5/25/2023	2,736,000	2,942,869
3.90%, 5/25/2026	3,996,000	4,558,397
4.25%, 3/14/2024 (a)	2,409,000	2,658,813
4.25%, 8/18/2025	1,559,000	1,768,623
4.30%, 3/8/2026	4,142,000	4,782,436
4.38%, 11/23/2026	2,309,000	2,666,733
4.95%, 3/31/2030 (a)	4,048,000	5,064,048
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	466,000	489,225
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	7,437,000	8,028,688
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	4,003,000	4,133,298
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (b)	2,576,000	2,740,993
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,828,000	4,178,989
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,455,000	3,939,426
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	$ 6,670,000	$ 7,890,677
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,287,000	3,750,631
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	4,159,000	4,804,643
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	270,000	274,282
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	1,657,000	1,694,813
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	3,943,000	4,037,238
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,486,000	2,589,790
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	680,000	702,372
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,030,000	2,179,002
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,534,000	2,665,768
2.95%, 10/1/2026	4,066,000	4,514,358
2.97%, 1/15/2023	2,444,000	2,510,892
3.13%, 1/23/2025 (a)	2,899,000	3,172,115
3.20%, 1/25/2023	4,367,000	4,628,671
3.20%, 6/15/2026	2,706,000	3,026,363
3.25%, 9/23/2022	4,224,000	4,438,495
3.30%, 4/1/2026	3,363,000	3,765,719
3.38%, 5/1/2023	3,392,000	3,624,929
3.63%, 5/13/2024	2,775,000	3,069,122
3.63%, 12/1/2027	1,134,000	1,288,337
3.88%, 2/1/2024 (a)	1,902,000	2,099,180
3.88%, 9/10/2024	4,191,000	4,691,028
3.90%, 7/15/2025	3,519,000	3,995,824
4.13%, 12/15/2026	2,621,000	3,060,909
4.25%, 10/1/2027	1,492,000	1,768,945
7.63%, 10/15/2026	809,000	1,105,329
7.75%, 7/15/2025	55,000	71,341
8.00%, 4/29/2027	533,000	743,791
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	3,707,000	3,842,750
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	2,677,000	2,866,746
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	4,931,000	5,343,971
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	3,236,000	3,339,164
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,562,000	2,919,835

See accompanying notes to financial statements.
28

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	$ 5,834,000	$ 6,429,126
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,334,000	3,912,216
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	3,403,000	3,670,986
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	3,034,000	3,518,773
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,347,000	2,698,229
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	2,747,000	3,274,287
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,330,000	4,070,758
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,652,000	4,192,569
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	3,470,000	3,957,917
SOFR + 0.06%, 0.65%, 9/16/2024 (b)	5,215,000	5,244,048
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	3,050,000	3,084,892
SOFR + 1.11%, 1.76%, 11/19/2031 (b)	5,782,000	5,829,297
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	3,978,000	4,086,321
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	3,110,000	3,383,400
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	2,916,000	3,066,378
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,774,000	5,038,718
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,949,000	2,068,630
SOFR + 2.04%, 2.52%, 4/22/2031 (a)(b)	3,737,000	4,010,698
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	5,028,000	5,504,152
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	5,665,000	6,984,775
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,345,000	2,489,522
Morgan Stanley:
2.75%, 5/19/2022	5,005,000	5,169,114
3.63%, 1/20/2027	4,163,000	4,773,920
3.95%, 4/23/2027	1,622,000	1,875,567
4.88%, 11/1/2022	5,365,000	5,783,309
5.00%, 11/24/2025	2,503,000	2,988,782
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	$ 4,045,000	$ 4,351,894
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,927,000	4,481,885
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	7,000,000	7,055,650
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,126,000	4,361,306
Series F, 3.88%, 4/29/2024	4,163,000	4,611,313
Series GMTN, 3.13%, 1/23/2023	4,481,000	4,729,964
Series GMTN, 3.70%, 10/23/2024	4,005,000	4,457,845
Series GMTN, 3.75%, 2/25/2023	3,170,000	3,398,081
Series GMTN, 3.88%, 1/27/2026	3,861,000	4,427,988
Series GMTN, 4.00%, 7/23/2025	4,176,000	4,777,386
Series GMTN, 4.35%, 9/8/2026	2,641,000	3,107,955
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	3,752,000	4,344,854
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	4,161,000	5,065,060
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	4,558,000	4,953,817
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,420,000	1,430,735
Series MTN, 3.13%, 7/27/2026	4,176,000	4,668,476
Series MTN, 4.10%, 5/22/2023	4,317,000	4,679,628
Series MTN, 6.25%, 8/9/2026	1,298,000	1,656,261
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	2,250,000	2,253,847
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,555,000	2,733,339
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	3,661,000	4,254,997
Sumitomo Mitsui Financial Group, Inc. 2.14%, 9/23/2030	6,340,000	6,375,631
Wells Fargo & Co.:
3.00%, 4/22/2026	4,831,000	5,323,086
3.00%, 10/23/2026	4,881,000	5,408,490
3.07%, 1/24/2023	6,136,000	6,308,238
4.13%, 8/15/2023	1,901,000	2,074,903
4.48%, 1/16/2024	1,364,000	1,515,922

See accompanying notes to financial statements.
29

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	$ 3,558,000	$ 3,744,902
Series B, 7.95%, 11/15/2029	171,000	232,649
Series GMTN, 4.30%, 7/22/2027	3,068,000	3,597,905
Series M, 3.45%, 2/13/2023	2,722,000	2,887,334
Series MTN, 2.63%, 7/22/2022	5,337,000	5,524,969
Series MTN, 3.00%, 2/19/2025	3,260,000	3,546,913
Series MTN, 3.30%, 9/9/2024	3,336,000	3,652,787
Series MTN, 3.50%, 3/8/2022	6,629,000	6,872,351
Series MTN, 3.55%, 9/29/2025 (a)	7,586,000	8,525,147
Series MTN, 3.75%, 1/24/2024	4,382,000	4,781,507
Series MTN, 4.10%, 6/3/2026	3,249,000	3,727,773
Series MTN, 4.15%, 1/24/2029	3,472,000	4,118,660
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	4,025,000	4,231,804
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	4,053,000	4,281,630
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (b)	2,496,000	2,651,501
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	4,411,000	4,807,946
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,352,000	3,719,312
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,603,000	2,950,995
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	2,532,000	3,093,927
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	3,880,000	3,988,136
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,534,000	4,825,083
Other Securities		764,053,494
		1,619,577,725
Security Description	Principal Amount	Value
BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	$ 5,701,000	$ 6,448,116
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	6,277,000	7,743,244
Other Securities		104,324,572
		118,515,932
BIOTECHNOLOGY — 0.9%
Other Securities		54,676,543
BUILDING MATERIALS — 0.4%
Other Securities		25,884,158
CHEMICALS — 1.5%
Other Securities		88,612,630
COMMERCIAL SERVICES — 1.0%
Other Securities		58,241,672
COMPUTERS — 2.9%
Apple, Inc.:
0.55%, 8/20/2025 (a)	2,433,000	2,443,778
0.75%, 5/11/2023 (a)	2,559,000	2,590,808
1.13%, 5/11/2025	2,813,000	2,892,552
1.25%, 8/20/2030 (a)	2,718,000	2,715,119
1.65%, 5/11/2030	2,299,000	2,366,568
1.70%, 9/11/2022	1,366,000	1,400,533
1.80%, 9/11/2024 (a)	1,280,000	1,343,603
2.05%, 9/11/2026 (a)	2,590,000	2,771,248
2.10%, 9/12/2022	1,548,000	1,595,090
2.15%, 2/9/2022	100,000	102,089
2.20%, 9/11/2029	2,231,000	2,409,770
2.30%, 5/11/2022	1,962,000	2,014,640
2.40%, 1/13/2023	981,000	1,021,898
2.40%, 5/3/2023	6,738,000	7,067,151
2.45%, 8/4/2026	2,623,000	2,858,441
2.50%, 2/9/2022	1,860,000	1,902,520
2.50%, 2/9/2025	2,582,000	2,789,283
2.70%, 5/13/2022	1,933,000	1,997,756
2.75%, 1/13/2025	2,657,000	2,884,094
2.85%, 2/23/2023	2,601,000	2,734,145
2.85%, 5/11/2024 (a)	2,271,000	2,447,729
2.90%, 9/12/2027	910,000	1,019,628
3.00%, 2/9/2024	2,561,000	2,755,738
3.00%, 6/20/2027 (a)	793,000	893,703
3.00%, 11/13/2027	2,230,000	2,516,332
3.20%, 5/13/2025	2,680,000	2,991,228
3.20%, 5/11/2027	2,579,000	2,920,692
3.25%, 2/23/2026	6,380,000	7,153,575
3.35%, 2/9/2027	2,917,000	3,320,596
3.45%, 5/6/2024	3,147,000	3,465,980

See accompanying notes to financial statements.
30

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
5.45%, 6/15/2023 (c)	$ 5,968,000	$ 6,602,518
6.02%, 6/15/2026 (c)	7,161,000	8,741,576
International Business Machines Corp. 2.85%, 5/13/2022	5,759,000	5,962,638
Other Securities		74,323,952
		173,016,971
CONSTRUCTION MATERIALS — 0.0% (d)
Other Security		859,716
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		34,672,052
DISTRIBUTION & WHOLESALE — 0.0% (d)
Other Security		1,441,620
DIVERSIFIED FINANCIAL SERVICES — 4.3%
Other Securities		259,038,049
ELECTRIC — 5.5%
Pacific Gas and Electric Co. 3.15%, 1/1/2026 (a)	9,796,000	10,448,805
Other Securities		322,036,648
		332,485,453
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		3,811,537
ELECTRONICS — 0.9%
Other Securities		56,130,158
ENVIRONMENTAL CONTROL — 0.3%
Other Securities		16,102,315
FOOD — 1.4%
Other Securities		83,886,920
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		8,114,057
GAS — 0.4%
Other Securities		22,080,272
HAND & MACHINE TOOLS — 0.1%
Other Securities		5,762,974
HEALTH CARE PRODUCTS — 0.9%
Other Securities		57,480,300
HEALTH CARE SERVICES — 1.7%
Other Securities		102,281,826
Security Description	Principal Amount	Value
HOME BUILDERS — 0.3%
Other Securities		$ 15,710,712
HOME FURNISHINGS — 0.1%
Other Securities		5,906,268
HOUSEHOLD PRODUCTS — 0.0% (d)
Other Securities		1,527,451
HOUSEHOLD PRODUCTS & WARES — 0.3%
Other Securities		15,488,898
INSURANCE — 2.8%
Other Securities		170,609,361
INTERNET — 1.5%
Amazon.com, Inc. 1.50%, 6/3/2030	$ 6,020,000	6,129,564
Other Securities		86,916,186
		93,045,750
INVESTMENT COMPANY SECURITY — 0.4%
Other Securities		23,042,795
IRON/STEEL — 0.2%
Other Securities		15,366,772
LEISURE TIME — 0.0% (d)
Other Security		541,159
LODGING — 0.5%
Other Securities		29,176,851
MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities		28,232,153
MACHINERY-DIVERSIFIED — 0.9%
Other Securities		52,045,332
MEDIA — 2.2%
Other Securities		132,132,227
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		3,522,327
MINING — 0.2%
Other Securities		12,096,197
MISCELLANEOUS MANUFACTURER — 0.8%
Other Securities		46,109,570
OFFICE & BUSINESS EQUIPMENT — 0.0% (d)
Other Security		162,320
OFFICE FURNISHINGS — 0.0% (d)
Other Security		661,750

See accompanying notes to financial statements.
31

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 3.8%
Other Securities		$ 227,881,737
OIL & GAS SERVICES — 0.2%
Other Securities		15,004,127
PACKAGING & CONTAINERS — 0.3%
Other Securities		18,069,841
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 11/21/2022	$ 11,065,000	11,468,762
2.60%, 11/21/2024	4,497,000	4,819,930
2.80%, 3/15/2023	823,000	858,726
2.85%, 5/14/2023	1,679,000	1,767,416
2.90%, 11/6/2022	8,449,000	8,841,541
2.95%, 11/21/2026	5,440,000	6,024,256
3.20%, 11/6/2022	2,459,000	2,573,589
3.20%, 5/14/2026	2,209,000	2,453,227
3.20%, 11/21/2029	5,087,000	5,729,997
3.25%, 10/1/2022	1,920,000	1,999,814
3.45%, 3/15/2022	3,827,000	3,944,986
3.60%, 5/14/2025	4,258,000	4,748,138
3.75%, 11/14/2023	100,000	109,065
3.80%, 3/15/2025	3,706,000	4,138,453
3.85%, 6/15/2024	1,276,000	1,405,323
4.25%, 11/14/2028	2,387,000	2,861,774
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	5,224,000	6,072,743
Cigna Corp.:
3.75%, 7/15/2023	5,394,000	5,825,898
4.38%, 10/15/2028	4,934,000	5,957,065
CVS Health Corp. 4.30%, 3/25/2028	12,291,000	14,567,908
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	5,873,000	6,224,910
Other Securities		257,901,330
		360,294,851
PIPELINES — 3.1%
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030 (c)	4,881,000	5,802,240
Other Securities		181,188,632
		186,990,872
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Other Securities		287,722,745
RETAIL — 2.9%
Other Securities		172,659,426
SAVINGS & LOANS — 0.0% (d)
Other Security		1,381,080
Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	$ 6,590,000	$ 7,393,189
Broadcom, Inc.:
2.25%, 11/15/2023	6,073,000	6,344,585
4.75%, 4/15/2029	4,990,000	5,953,070
Other Securities		123,688,412
		143,379,256
SHIPBUILDING — 0.0% (d)
Other Securities		2,161,979
SOFTWARE — 2.4%
Microsoft Corp.:
2.40%, 8/8/2026	5,492,000	5,991,003
3.30%, 2/6/2027	5,556,000	6,331,340
Other Securities		135,567,344
		147,889,687
TELECOMMUNICATIONS — 2.8%
AT&T, Inc. 3.40%, 5/15/2025 (a)	5,529,000	6,143,604
T-Mobile USA, Inc. 3.88%, 4/15/2030 (c)	10,015,000	11,578,241
Verizon Communications, Inc.:
0.85%, 11/20/2025	5,960,000	6,008,753
4.02%, 12/3/2029	5,396,000	6,403,055
4.33%, 9/21/2028	5,413,000	6,508,158
Other Securities		134,084,871
		170,726,682
TEXTILES — 0.0% (d)
Other Securities		1,729,933
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		4,544,340
TRANSPORTATION — 1.5%
Other Securities		90,904,953
TRUCKING & LEASING — 0.1%
Other Securities		4,992,328
WATER — 0.1%
Other Securities		7,798,188
TOTAL CORPORATE BONDS & NOTES (Cost $5,797,024,542)		5,975,679,964

See accompanying notes to financial statements.
32

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	17,256,834	$ 17,260,285
State Street Navigator Securities Lending Portfolio II (g) (h)	191,099,020	191,099,020
TOTAL SHORT-TERM INVESTMENTS (Cost $208,359,305)		208,359,305
TOTAL INVESTMENTS — 102.5% (Cost $6,005,383,847)		6,184,039,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(152,241,125)
NET ASSETS — 100.0%		$ 6,031,798,144
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,975,679,964	$—	$5,975,679,964
Short-Term Investments	208,359,305	—	—	208,359,305
TOTAL INVESTMENTS	$208,359,305	$5,975,679,964	$—	$6,184,039,269
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,267,202	$ 20,275,308	$312,559,181	$315,572,799	$(1,405)	$—	17,256,834	$ 17,260,285	$ 8,368
State Street Navigator Securities Lending Portfolio II	403,145,498	403,145,498	449,088,392	661,134,870	—	—	191,099,020	191,099,020	355,890
Total		$423,420,806	$761,647,573	$976,707,669	$(1,405)	$—		$208,359,305	$364,258
See accompanying notes to financial statements.
33

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.0% (a)
Other Security		$ 114,456
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	$ 155,000	158,312
3.50%, 3/1/2039	154,000	155,234
3.60%, 5/1/2034	974,000	1,027,833
3.63%, 2/1/2031	220,000	241,078
3.63%, 3/1/2048	164,000	165,993
3.65%, 3/1/2047	257,000	260,467
3.75%, 2/1/2050	155,000	162,099
3.83%, 3/1/2059	280,000	282,425
3.85%, 11/1/2048	125,000	129,365
3.90%, 5/1/2049	262,000	272,286
3.95%, 8/1/2059	291,000	310,546
5.71%, 5/1/2040	748,000	970,298
5.81%, 5/1/2050	1,727,000	2,378,114
5.88%, 2/15/2040	528,000	676,732
5.93%, 5/1/2060	1,544,000	2,185,578
6.13%, 2/15/2033	195,000	253,190
6.63%, 2/15/2038	1,213,000	1,626,512
6.88%, 3/15/2039	298,000	406,541
Other Securities		16,269,674
		27,932,277
AGRICULTURE — 1.5%
Other Securities		15,438,511
AIRLINES — 0.1%
Other Securities		1,196,466
APPAREL — 0.2%
Other Securities		2,229,380
AUTO MANUFACTURERS — 0.5%
Other Securities		4,723,865
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		706,769
BANKS — 8.5%
Bank of America Corp.:
6.11%, 1/29/2037	693,000	1,010,900
7.75%, 5/14/2038	524,000	889,354
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	975,000	1,212,461
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	501,000	618,645
Series MTN, 4.88%, 4/1/2044	91,000	125,495
Series MTN, 5.00%, 1/21/2044	595,000	836,867
Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$ 541,000	$ 820,459
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	555,000	682,422
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	1,114,000	1,450,718
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	1,234,000	1,633,730
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	1,875,000	2,371,837
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	425,000	441,813
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,640,000	1,709,192
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	884,000	1,229,847
5.15%, 5/22/2045	914,000	1,279,691
6.13%, 2/15/2033	359,000	518,385
6.25%, 2/1/2041	913,000	1,435,711
6.45%, 5/1/2036	1,298,000	1,902,336
6.75%, 10/1/2037	1,937,000	2,955,358
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	203,000	247,520
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	774,000	985,689
Series MTN, 4.80%, 7/8/2044	326,000	450,542
JPMorgan Chase & Co.:
4.85%, 2/1/2044	328,000	470,690
4.95%, 6/1/2045	373,000	528,078
5.40%, 1/6/2042	1,073,000	1,598,008
5.50%, 10/15/2040	1,008,000	1,485,117
5.60%, 7/15/2041	220,000	331,294
5.63%, 8/16/2043	246,000	369,472
6.40%, 5/15/2038	933,000	1,446,514
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	766,000	966,815
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	812,000	986,734
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	919,000	1,155,964
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	723,000	917,957

See accompanying notes to financial statements.
34

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	$ 638,000	$ 836,992
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	1,125,000	1,154,576
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	611,000	680,110
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	369,000	415,199
Wells Fargo & Co.:
3.90%, 5/1/2045	734,000	913,536
5.38%, 2/7/2035	518,000	708,178
5.38%, 11/2/2043	580,000	802,616
5.61%, 1/15/2044	1,203,000	1,696,422
5.95%, 12/1/2086	125,000	166,026
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	339,000	367,561
Series GMTN, 4.90%, 11/17/2045	983,000	1,308,412
Series MTN, 4.40%, 6/14/2046	817,000	1,020,123
Series MTN, 4.65%, 11/4/2044	688,000	877,716
Series MTN, 4.75%, 12/7/2046	750,000	982,020
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (b)	1,779,000	2,525,362
Other Securities		36,946,424
		86,466,888
BEVERAGES — 3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	3,147,000	4,089,117
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	300,000	340,911
4.35%, 6/1/2040	462,000	565,608
4.38%, 4/15/2038	1,143,000	1,411,308
4.44%, 10/6/2048	881,000	1,093,665
4.50%, 6/1/2050	662,000	835,484
4.60%, 4/15/2048	781,000	985,028
4.60%, 6/1/2060	873,000	1,122,652
4.75%, 4/15/2058	648,000	851,952
4.90%, 1/23/2031 (c)	63,000	80,206
4.95%, 1/15/2042	648,000	850,072
5.45%, 1/23/2039	1,170,000	1,584,391
5.55%, 1/23/2049	1,376,000	1,951,595
5.80%, 1/23/2059	1,416,000	2,169,128
5.88%, 6/15/2035	75,000	106,041
8.00%, 11/15/2039	281,000	475,916
Other Securities		19,881,714
		38,394,788
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.7%
Amgen, Inc. 5.15%, 11/15/2041	$ 1,337,000	$ 1,846,557
Other Securities		15,625,005
		17,471,562
BUILDING MATERIALS — 0.4%
Other Securities		4,427,866
CHEMICALS — 1.8%
Other Securities		18,135,575
COMMERCIAL SERVICES — 1.2%
Other Securities		12,301,178
COMPUTERS — 2.1%
Apple, Inc.:
2.40%, 8/20/2050 (c)	603,000	615,229
2.55%, 8/20/2060	495,000	506,900
2.65%, 5/11/2050	2,243,000	2,383,973
2.95%, 9/11/2049	676,000	757,762
3.45%, 2/9/2045	711,000	862,294
3.75%, 9/12/2047	413,000	520,971
3.75%, 11/13/2047	392,000	494,888
3.85%, 5/4/2043	1,081,000	1,373,832
3.85%, 8/4/2046	712,000	915,689
4.25%, 2/9/2047	300,000	407,106
4.38%, 5/13/2045	754,000	1,036,501
4.45%, 5/6/2044	325,000	449,332
4.50%, 2/23/2036	227,000	305,987
4.65%, 2/23/2046	1,396,000	1,992,539
Other Securities		8,338,234
		20,961,237
COSMETICS/PERSONAL CARE — 0.2%
Other Securities		1,825,533
DISTRIBUTION & WHOLESALE — 0.1%
Other Securities		568,404
DIVERSIFIED FINANCIAL SERVICES — 2.1%
GE Capital International Funding Co. 4.42%, 11/15/2035	4,379,000	5,226,249
Other Securities		16,528,152
		21,754,401
ELECTRIC — 10.9%
Other Securities		111,152,743
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		512,601
ELECTRONICS — 0.2%
Other Securities		2,021,909

See accompanying notes to financial statements.
35

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Other Securities		$ 2,757,240
FOOD — 1.2%
Other Securities		12,209,475
FOREST PRODUCTS & PAPER — 0.3%
Other Securities		3,473,848
GAS — 1.0%
Other Securities		9,630,981
HAND & MACHINE TOOLS — 0.1%
Other Securities		1,106,000
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories 4.90%, 11/30/2046	$ 1,613,000	2,382,272
Other Securities		9,645,612
		12,027,884
HEALTH CARE SERVICES — 4.1%
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	625,000	677,287
2.90%, 5/15/2050	181,000	200,537
3.13%, 5/15/2060	45,000	52,082
3.50%, 8/15/2039	224,000	265,236
3.70%, 8/15/2049	320,000	400,170
3.75%, 10/15/2047	374,000	464,923
3.88%, 8/15/2059	657,000	852,595
3.95%, 10/15/2042	125,000	158,230
4.25%, 4/15/2047	188,000	250,051
4.25%, 6/15/2048	1,143,000	1,530,226
4.38%, 3/15/2042	184,000	240,503
4.45%, 12/15/2048	319,000	440,099
4.63%, 7/15/2035	555,000	745,226
4.63%, 11/15/2041	156,000	212,082
4.75%, 7/15/2045	631,000	887,028
5.70%, 10/15/2040	123,000	184,511
5.80%, 3/15/2036	175,000	262,456
5.95%, 2/15/2041	246,000	376,282
6.50%, 6/15/2037	996,000	1,584,028
6.63%, 11/15/2037	210,000	333,969
6.88%, 2/15/2038	436,000	715,197
Other Securities		31,149,748
		41,982,466
HOME BUILDERS — 0.1%
Other Securities		1,281,259
HOME FURNISHINGS — 0.0% (a)
Other Securities		226,892
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.1%
Other Securities		$ 1,470,231
INSURANCE — 3.9%
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	$ 1,261,000	1,670,661
Other Securities		38,303,330
		39,973,991
INTERNET — 1.3%
Other Securities		13,375,410
IRON/STEEL — 0.4%
Other Securities		3,895,662
LEISURE TIME — 0.0% (a)
Other Security		257,838
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		2,811,582
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		3,430,659
MEDIA — 6.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	525,000	524,307
2.80%, 4/1/2031	437,000	460,878
3.70%, 4/1/2051	703,000	725,707
3.85%, 4/1/2061	700,000	706,517
4.80%, 3/1/2050	646,000	767,248
5.13%, 7/1/2049	240,000	292,231
5.38%, 4/1/2038	277,000	346,829
5.38%, 5/1/2047	861,000	1,077,395
5.75%, 4/1/2048	678,000	886,078
6.38%, 10/23/2035	1,464,000	2,007,305
6.48%, 10/23/2045	1,216,000	1,717,576
6.83%, 10/23/2055	462,000	693,485
Comcast Corp.:
1.50%, 2/15/2031	419,000	414,077
1.95%, 1/15/2031	361,000	370,043
2.45%, 8/15/2052 (c)	784,000	761,640
2.65%, 8/15/2062	190,000	190,066
2.80%, 1/15/2051	680,000	708,247
3.20%, 7/15/2036	271,000	307,078
3.25%, 11/1/2039	481,000	543,756
3.40%, 7/15/2046	516,000	592,172
3.45%, 2/1/2050	100,000	117,473
3.75%, 4/1/2040	930,000	1,121,347
3.90%, 3/1/2038	421,000	513,683
3.97%, 11/1/2047	1,229,000	1,537,614
4.00%, 8/15/2047	236,000	295,028

See accompanying notes to financial statements.
36

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2048	$ 344,000	$ 432,157
4.00%, 11/1/2049	1,097,000	1,388,659
4.05%, 11/1/2052	721,000	921,085
4.20%, 8/15/2034	184,000	230,725
4.25%, 1/15/2033	644,000	808,755
4.40%, 8/15/2035	421,000	536,653
4.50%, 1/15/2043	278,000	366,877
4.60%, 10/15/2038	390,000	514,032
4.60%, 8/15/2045	584,000	782,075
4.65%, 7/15/2042	397,000	532,913
4.70%, 10/15/2048	1,565,000	2,172,924
4.75%, 3/1/2044	266,000	363,734
4.95%, 10/15/2058	938,000	1,416,999
6.40%, 5/15/2038	174,000	270,596
6.45%, 3/15/2037	286,000	440,549
6.50%, 11/15/2035	780,000	1,205,997
6.55%, 7/1/2039	144,000	227,125
6.95%, 8/15/2037	245,000	394,372
7.05%, 3/15/2033	510,000	784,263
Fox Corp. 5.48%, 1/25/2039	1,371,000	1,883,823
Other Securities		29,945,854
		63,297,947
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		554,671
MINING — 1.0%
Other Securities		10,577,553
MISCELLANEOUS MANUFACTURER — 1.3%
General Electric Co.:
Series GMTN, 6.88%, 1/10/2039	1,330,000	1,958,279
Series MTN, 5.88%, 1/14/2038	1,365,000	1,851,582
Other Securities		9,005,501
		12,815,362
OIL & GAS — 3.9%
ConocoPhillips 6.50%, 2/1/2039	1,144,000	1,765,203
Exxon Mobil Corp. 4.23%, 3/19/2040	1,599,000	1,990,131
Other Securities		36,383,128
		40,138,462
OIL & GAS SERVICES — 0.4%
Other Securities		4,356,921
PACKAGING & CONTAINERS — 0.1%
Other Securities		891,843
Security Description	Principal Amount	Value
PHARMACEUTICALS — 7.5%
AbbVie, Inc.:
4.05%, 11/21/2039	$ 971,000	$ 1,174,192
4.25%, 11/21/2049	1,916,000	2,409,945
4.30%, 5/14/2036	332,000	410,103
4.40%, 11/6/2042	911,000	1,141,629
4.45%, 5/14/2046	353,000	449,358
4.50%, 5/14/2035	1,134,000	1,427,423
4.55%, 3/15/2035	430,000	544,066
4.63%, 10/1/2042	187,000	237,729
4.70%, 5/14/2045	1,105,000	1,441,428
4.75%, 3/15/2045	649,000	849,755
4.85%, 6/15/2044	306,000	403,850
4.88%, 11/14/2048	1,491,000	2,027,372
CVS Health Corp.:
1.88%, 2/28/2031	160,000	161,982
2.70%, 8/21/2040	1,122,000	1,137,652
4.13%, 4/1/2040	550,000	658,378
4.25%, 4/1/2050	245,000	306,434
4.78%, 3/25/2038	1,940,000	2,456,777
4.88%, 7/20/2035	1,266,000	1,645,040
5.05%, 3/25/2048	2,416,000	3,266,480
5.13%, 7/20/2045	1,131,000	1,517,384
5.30%, 12/5/2043	271,000	366,888
6.13%, 9/15/2039	257,000	368,569
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	1,712,000	2,705,148
Other Securities		49,353,628
		76,461,210
PIPELINES — 4.2%
Other Securities		42,603,522
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Other Securities		16,905,369
RETAIL — 3.2%
Walmart, Inc.:
4.05%, 6/29/2048	1,766,000	2,390,246
5.25%, 9/1/2035	1,830,000	2,665,853
Other Securities		27,188,111
		32,244,210
SEMICONDUCTORS — 1.7%
Intel Corp. 3.73%, 12/8/2047	1,672,000	1,999,160
Other Securities		14,916,174
		16,915,334
SOFTWARE — 3.1%
Microsoft Corp.:
2.53%, 6/1/2050	2,673,000	2,814,535
2.68%, 6/1/2060	2,145,000	2,331,422
3.45%, 8/8/2036	655,000	807,196
3.50%, 2/12/2035	508,000	624,835

See accompanying notes to financial statements.
37

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/15/2042	$ 277,000	$ 340,353
3.70%, 8/8/2046	2,016,000	2,551,208
3.75%, 2/12/2045	36,000	46,049
3.95%, 8/8/2056	1,114,000	1,525,612
4.00%, 2/12/2055	210,000	289,430
4.10%, 2/6/2037	931,000	1,217,376
4.20%, 11/3/2035	793,000	1,043,540
4.25%, 2/6/2047	260,000	363,072
4.45%, 11/3/2045	125,000	177,116
4.50%, 10/1/2040	124,000	173,094
4.75%, 11/3/2055	93,000	141,521
5.30%, 2/8/2041	37,000	56,000
Oracle Corp.:
3.60%, 4/1/2040	1,309,000	1,535,653
3.60%, 4/1/2050	1,587,000	1,852,600
3.80%, 11/15/2037	555,000	667,110
3.85%, 7/15/2036	130,000	157,269
3.85%, 4/1/2060	1,215,000	1,487,160
3.90%, 5/15/2035	572,000	699,379
4.00%, 7/15/2046	1,238,000	1,517,293
4.00%, 11/15/2047	799,000	981,851
4.13%, 5/15/2045	624,000	775,345
4.30%, 7/8/2034	1,346,000	1,702,488
4.38%, 5/15/2055	375,000	492,806
4.50%, 7/8/2044	103,000	134,190
5.38%, 7/15/2040	1,207,000	1,728,581
6.13%, 7/8/2039	988,000	1,523,140
6.50%, 4/15/2038	301,000	478,229
Other Securities		1,620,812
		31,856,265
TELECOMMUNICATIONS — 7.9%
AT&T, Inc.:
2.25%, 2/1/2032	625,000	633,125
2.75%, 6/1/2031	63,000	67,319
3.10%, 2/1/2043	265,000	269,441
3.30%, 2/1/2052	760,000	754,064
3.50%, 6/1/2041	1,444,000	1,550,726
3.50%, 9/15/2053 (d)	2,978,000	2,994,528
3.50%, 2/1/2061	630,000	622,163
3.55%, 9/15/2055 (d)	5,072,000	5,094,063
3.65%, 6/1/2051	1,144,000	1,197,242
3.65%, 9/15/2059 (d)	2,447,000	2,467,065
3.80%, 12/1/2057 (d)	2,066,000	2,157,999
3.85%, 6/1/2060	680,000	716,400
4.30%, 12/15/2042	300,000	350,271
4.35%, 6/15/2045	436,000	503,061
4.50%, 5/15/2035	1,457,000	1,765,257
4.55%, 3/9/2049	550,000	656,321
4.65%, 6/1/2044	72,000	84,863
4.75%, 5/15/2046	865,000	1,065,343
4.80%, 6/15/2044	100,000	124,206
4.85%, 3/1/2039	764,000	947,161
4.85%, 7/15/2045	518,000	645,179
4.90%, 8/15/2037	755,000	944,513
Security Description	Principal Amount	Value
4.90%, 6/15/2042	$ 259,000	$ 321,818
5.15%, 3/15/2042	375,000	475,575
5.15%, 2/15/2050	300,000	387,135
5.25%, 3/1/2037	467,000	604,704
5.35%, 9/1/2040	320,000	418,838
5.45%, 3/1/2047	140,000	188,866
5.55%, 8/15/2041	222,000	295,751
5.65%, 2/15/2047	125,000	169,936
6.00%, 8/15/2040	100,000	138,791
6.15%, 9/15/2034	93,000	125,235
6.25%, 3/29/2041	75,000	107,106
6.38%, 3/1/2041	75,000	109,035
6.55%, 2/15/2039	51,000	73,711
Telefonica Emisiones SA 5.21%, 3/8/2047	1,323,000	1,690,609
T-Mobile USA, Inc. 4.50%, 4/15/2050 (d)	1,356,000	1,680,342
Verizon Communications, Inc.:
1.75%, 1/20/2031	1,750,000	1,743,490
2.65%, 11/20/2040	1,250,000	1,262,863
2.88%, 11/20/2050	1,200,000	1,207,824
2.99%, 10/30/2056 (d)	2,525,000	2,541,463
3.00%, 11/20/2060	1,176,000	1,185,420
3.85%, 11/1/2042	666,000	789,663
4.00%, 3/22/2050	675,000	818,465
4.13%, 8/15/2046	335,000	411,022
4.27%, 1/15/2036	802,000	992,627
4.40%, 11/1/2034	653,000	815,218
4.50%, 8/10/2033	1,024,000	1,291,653
4.52%, 9/15/2048	1,862,000	2,411,216
4.67%, 3/15/2055	1,134,000	1,519,242
4.75%, 11/1/2041	836,000	1,100,527
4.81%, 3/15/2039	162,000	211,507
4.86%, 8/21/2046	1,380,000	1,853,795
5.01%, 4/15/2049	157,000	217,491
5.01%, 8/21/2054	97,000	135,803
5.25%, 3/16/2037	300,000	409,452
Other Securities		27,279,635
		80,596,138
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		538,037
TRANSPORTATION — 3.5%
Other Securities		35,121,372
TRUCKING & LEASING — 0.0% (a)
Other Security		121,473
WATER — 0.3%
Other Securities		3,017,365
TOTAL CORPORATE BONDS & NOTES (Cost $977,543,485)		1,007,260,881

See accompanying notes to financial statements.
38

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	873,431	$ 873,606
State Street Navigator Securities Lending Portfolio II (g) (h)	16,228,485	16,228,485
TOTAL SHORT-TERM INVESTMENTS (Cost $17,102,091)		17,102,091
TOTAL INVESTMENTS — 100.7% (Cost $994,645,576)		1,024,362,972
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(7,327,237)
NET ASSETS — 100.0%		$ 1,017,035,735
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,007,260,881	$—	$1,007,260,881
Short-Term Investments	17,102,091	—	—	17,102,091
TOTAL INVESTMENTS	$17,102,091	$1,007,260,881	$—	$1,024,362,972
See accompanying notes to financial statements.
39

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	605,978	$ 606,220	$ 40,944,158	$40,676,638	$(134)	$—	873,431	$ 873,606	$ 882
State Street Navigator Securities Lending Portfolio II	14,414,590	14,414,590	59,482,338	57,668,443	—	—	16,228,485	16,228,485	19,815
Total		$15,020,810	$100,426,496	$98,345,081	$(134)	$—		$17,102,091	$20,697
See accompanying notes to financial statements.
40

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
1.13%, 5/15/2040	$ 72,890,500	$ 69,200,418
1.13%, 8/15/2040	99,074,300	93,826,458
1.25%, 5/15/2050 (a)	83,810,400	76,071,033
1.38%, 11/15/2040	33,373,200	33,008,181
1.38%, 8/15/2050 (a)	101,824,900	95,365,383
1.63%, 11/15/2050	53,917,800	53,707,184
2.00%, 2/15/2050 (a)	74,023,400	80,442,617
2.25%, 8/15/2046	49,354,700	56,372,321
2.25%, 8/15/2049	71,261,400	81,605,438
2.38%, 11/15/2049	61,468,700	72,254,536
2.50%, 2/15/2045	51,467,900	61,391,554
2.50%, 2/15/2046	50,827,100	60,746,326
2.50%, 5/15/2046	49,945,500	59,700,480
2.75%, 8/15/2042	26,007,200	32,232,674
2.75%, 11/15/2042	35,776,000	44,311,930
2.75%, 8/15/2047	48,844,900	61,277,453
2.75%, 11/15/2047	51,365,700	64,504,083
2.88%, 5/15/2043	46,071,900	58,252,159
2.88%, 8/15/2045	43,834,100	55,792,590
2.88%, 11/15/2046	45,735,600	58,462,960
2.88%, 5/15/2049	70,751,700	91,413,407
3.00%, 5/15/2042	20,012,900	25,741,593
3.00%, 11/15/2044	46,700,000	60,461,906
3.00%, 5/15/2045	44,124,800	57,265,717
3.00%, 11/15/2045	25,497,200	33,190,183
3.00%, 2/15/2047	45,318,100	59,295,901
3.00%, 5/15/2047	29,962,000	39,259,583
3.00%, 2/15/2048	57,252,100	75,188,109
3.00%, 8/15/2048	68,168,400	89,726,656
3.00%, 2/15/2049	71,065,300	93,783,988
3.13%, 11/15/2041	17,746,100	23,203,026
3.13%, 2/15/2042	24,175,700	31,692,832
3.13%, 2/15/2043	32,191,500	42,221,164
3.13%, 8/15/2044	50,222,700	66,254,728
3.13%, 5/15/2048	63,341,000	85,064,984
3.38%, 5/15/2044	43,685,300	59,753,299
3.38%, 11/15/2048	66,066,000	92,833,053
3.50%, 2/15/2039 (a)	12,748,200	17,301,698
3.63%, 8/15/2043	38,178,500	53,927,131
3.63%, 2/15/2044	46,826,400	66,303,256
3.75%, 8/15/2041	17,334,600	24,628,675
3.75%, 11/15/2043	37,051,100	53,336,216
3.88%, 8/15/2040	19,118,300	27,395,926
4.25%, 5/15/2039	14,079,100	20,885,465
Security Description	Principal Amount	Value
4.25%, 11/15/2040	$ 18,257,500	$ 27,423,336
4.38%, 2/15/2038 (a)	9,996,900	14,854,769
4.38%, 11/15/2039	19,375,100	29,286,675
4.38%, 5/15/2040	18,697,200	28,373,001
4.38%, 5/15/2041	16,926,500	25,947,796
4.50%, 2/15/2036 (a)	11,091,900	16,275,630
4.50%, 5/15/2038	10,914,300	16,473,772
4.50%, 8/15/2039	16,249,400	24,851,426
4.63%, 2/15/2040	19,427,700	30,267,749
4.75%, 2/15/2037	7,072,700	10,778,132
4.75%, 2/15/2041	20,316,800	32,456,088
5.00%, 5/15/2037 (a)	9,408,900	14,741,100
5.38%, 2/15/2031	8,523,600	12,234,030
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,812,315,717)		2,842,617,778
	Shares
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c)	235,574	235,574
State Street Navigator Securities Lending Portfolio II (d) (e)	154,151,810	154,151,810
TOTAL SHORT-TERM INVESTMENTS (Cost $154,387,384)		154,387,384
TOTAL INVESTMENTS — 104.8% (Cost $2,966,703,101)		2,997,005,162
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(138,032,705)
NET ASSETS — 100.0%		$ 2,858,972,457
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
41

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,842,617,778	$—	$2,842,617,778
Short-Term Investments	154,387,384	—	—	154,387,384
TOTAL INVESTMENTS	$154,387,384	$2,842,617,778	$—	$2,997,005,162
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	796,152	$ 796,152	$ 46,149,347	$ 46,709,925	$—	$—	235,574	$ 235,574	$ 1,273
State Street Navigator Securities Lending Portfolio II	389,640,906	389,640,906	537,490,629	772,979,725	—	—	154,151,810	154,151,810	125,006
Total		$390,437,058	$583,639,976	$819,689,650	$—	$—		$154,387,384	$126,279
See accompanying notes to financial statements.
42

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 3.75%, 10/1/2021	$ 4,409,000	$ 4,518,520
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	13,470,000	14,041,801
WPP Finance 2010 3.63%, 9/7/2022	4,672,000	4,914,524
		23,474,845
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.88%, 6/15/2023	20,000	20,388
2.13%, 3/1/2022 (a)	5,123,000	5,195,593
2.30%, 8/1/2021	3,802,000	3,836,902
2.70%, 5/1/2022	3,963,000	4,064,572
4.51%, 5/1/2023	26,386,000	28,436,984
General Dynamics Corp.:
2.25%, 11/15/2022	5,156,000	5,319,909
3.38%, 5/15/2023	8,098,000	8,659,596
L3Harris Technologies, Inc. 3.85%, 6/15/2023	10,133,000	10,934,318
Lockheed Martin Corp.:
3.10%, 1/15/2023	3,768,000	3,959,716
3.35%, 9/15/2021	1,874,000	1,912,342
Northrop Grumman Corp.:
2.55%, 10/15/2022	16,537,000	17,172,848
3.25%, 8/1/2023	45,000	48,292
Raytheon Technologies Corp.:
2.50%, 12/15/2022	13,663,000	14,159,513
2.80%, 3/15/2022	6,568,000	6,743,825
		110,464,798
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	13,155,000	13,667,650
2.95%, 5/2/2023	15,000	15,820
3.49%, 2/14/2022	9,546,000	9,870,946
BAT Capital Corp. 2.76%, 8/15/2022	420,000	434,410
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	6,025,000	6,251,118
Philip Morris International, Inc.:
1.13%, 5/1/2023	6,920,000	7,055,632
2.13%, 5/10/2023	1,980,000	2,057,854
2.38%, 8/17/2022	9,984,000	10,294,502
2.50%, 8/22/2022	3,464,000	3,593,346
2.50%, 11/2/2022	4,754,000	4,936,411
2.63%, 2/18/2022	5,106,000	5,229,463
2.63%, 3/6/2023	1,000	1,050
3.60%, 11/15/2023	2,000,000	2,186,360
4.13%, 5/17/2021	1,210,000	1,227,194
Security Description	Principal Amount	Value
Reynolds American, Inc. 4.85%, 9/15/2023	$ 2,945,000	$ 3,285,442
		70,107,198
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	20,751	20,867
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	811,099	826,469
Southwest Airlines Co.:
2.75%, 11/16/2022 (a)	1,560,000	1,610,981
4.75%, 5/4/2023	8,770,000	9,530,447
		11,988,764
APPAREL — 0.2%
Ralph Lauren Corp. 1.70%, 6/15/2022 (a)	3,425,000	3,487,917
Tapestry, Inc. 3.00%, 7/15/2022 (a)	3,214,000	3,291,489
VF Corp. 2.05%, 4/23/2022	6,801,000	6,941,509
		13,720,915
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
1.95%, 5/20/2022	2,759,000	2,821,767
Series MTN, 0.40%, 10/21/2022	5,360,000	5,368,683
Series MTN, 0.65%, 9/8/2023	6,270,000	6,312,699
Series MTN, 0.88%, 7/7/2023	10,011,000	10,130,932
Series MTN, 1.95%, 5/10/2023 (a)	18,595,000	19,283,759
Series MTN, 2.05%, 1/10/2023	1,600,000	1,653,920
Series MTN, 2.20%, 6/27/2022	8,149,000	8,374,809
Series MTN, 2.60%, 11/16/2022	3,334,000	3,476,095
Cummins, Inc. 3.65%, 10/1/2023	600,000	650,790
General Motors Co.:
4.88%, 10/2/2023	18,020,000	20,005,624
5.40%, 10/2/2023	7,485,000	8,407,302
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	7,240,000	7,429,543
3.15%, 6/30/2022	8,263,000	8,548,817
3.20%, 7/6/2021	9,213,000	9,308,723
3.25%, 1/5/2023	2,987,000	3,131,869
3.45%, 1/14/2022	8,060,000	8,264,643

See accompanying notes to financial statements.
43

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 4/10/2022	$ 7,898,000	$ 8,131,070
3.55%, 7/8/2022	11,078,000	11,572,300
3.70%, 5/9/2023	736,000	780,830
4.15%, 6/19/2023	6,672,000	7,184,610
4.25%, 5/15/2023	719,000	775,672
5.20%, 3/20/2023	13,395,000	14,691,100
PACCAR Financial Corp.:
3.40%, 8/9/2023	105,000	113,270
Series MTN, 0.35%, 8/11/2023	4,810,000	4,809,423
Series MTN, 0.80%, 6/8/2023	1,775,000	1,793,904
Series MTN, 1.90%, 2/7/2023 (a)	2,562,000	2,645,880
Series MTN, 2.00%, 9/26/2022	2,074,000	2,137,215
Series MTN, 2.25%, 2/25/2021	245,000	245,674
Series MTN, 2.65%, 5/10/2022	3,951,000	4,077,551
Series MTN, 2.65%, 4/6/2023	5,386,000	5,667,580
Series MTN, 2.85%, 3/1/2022 (a)	873,000	899,068
Toyota Motor Corp.:
2.16%, 7/2/2022 (a)	3,908,000	4,016,252
3.42%, 7/20/2023 (a)	157,000	169,281
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023	3,228,000	3,382,427
Series GMTN, 2.80%, 7/13/2022 (a)	2,223,000	2,309,452
Series GMTN, 3.45%, 9/20/2023	375,000	406,155
Series MTN, 0.35%, 10/14/2022	8,442,000	8,456,858
Series MTN, 0.45%, 7/22/2022	6,502,000	6,521,246
Series MTN, 0.50%, 8/14/2023	13,207,000	13,267,356
Series MTN, 1.15%, 5/26/2022	19,278,000	19,516,083
Series MTN, 1.35%, 8/25/2023 (a)	19,707,000	20,229,038
Series MTN, 2.15%, 9/8/2022	1,842,000	1,899,581
Series MTN, 2.60%, 1/11/2022	8,544,000	8,743,417
Series MTN, 2.63%, 1/10/2023 (a)	2,366,000	2,477,084
Series MTN, 2.65%, 4/12/2022	4,117,000	4,240,880
Series MTN, 2.90%, 3/30/2023	7,249,000	7,666,035
Series MTN, 3.30%, 1/12/2022	5,849,000	6,028,038
		298,024,305
Security Description	Principal Amount	Value
BANKS — 34.6%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	$ 2,006,000	$ 2,028,066
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	3,182,000	3,284,429
Series MTN, 2.05%, 11/21/2022 (a)	8,862,000	9,165,258
Series MTN, 2.30%, 6/1/2021	50,000	50,421
Series MTN, 2.63%, 11/9/2022	3,842,000	4,010,011
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	10,690,000	10,772,634
Banco Santander SA:
3.13%, 2/23/2023	13,342,000	14,047,392
3.50%, 4/11/2022	5,804,000	6,013,931
3.85%, 4/12/2023	7,428,000	7,967,496
Bank of America Corp.:
4.10%, 7/24/2023	4,402,000	4,819,838
5.70%, 1/24/2022	5,815,000	6,144,711
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	26,039,000	27,809,131
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	52,311,000	55,035,357
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	15,600,000	16,103,412
Series GMTN, 3.30%, 1/11/2023 (a)	21,783,000	23,093,030
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	6,431,000	6,678,336
Series MTN, 2.50%, 10/21/2022 (a)	11,916,000	12,129,773
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	19,150,000	20,771,813
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	11,748,000	12,087,517
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (a) (b)	19,800,000	19,993,050
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	11,030,000	11,292,404
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b)	3,653,000	3,770,517
Bank of Montreal:
0.45%, 12/8/2023 (a)	8,580,000	8,603,509

See accompanying notes to financial statements.
44

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (a) (b)	$ 5,100,000	$ 5,590,977
Series MTN, 2.05%, 11/1/2022	14,008,000	14,459,898
Series MTN, 2.35%, 9/11/2022 (a)	1,832,000	1,897,054
Series MTN, 2.55%, 11/6/2022	4,138,000	4,303,313
Series MTN, 2.90%, 3/26/2022	11,437,000	11,808,131
Bank of New York Mellon Corp.:
Series MTN, 0.35%, 12/7/2023 (a)	5,900,000	5,909,676
Series MTN, 1.60%, 4/24/2025 (a)	1,015,000	1,060,025
Series MTN, 1.85%, 1/27/2023	6,031,000	6,216,272
Series MTN, 1.95%, 8/23/2022	13,781,000	14,171,002
Series MTN, 2.60%, 2/7/2022	7,575,000	7,750,286
Series MTN, 2.95%, 1/29/2023	7,979,000	8,394,387
Series MTN, 3.50%, 4/28/2023	3,499,000	3,753,517
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	6,691,000	6,901,566
Bank of Nova Scotia:
0.55%, 9/15/2023 (a)	4,625,000	4,644,841
0.80%, 6/15/2023	375,000	378,281
1.63%, 5/1/2023	15,956,000	16,415,214
1.95%, 2/1/2023	18,584,000	19,189,095
2.00%, 11/15/2022 (a)	3,806,000	3,930,152
2.38%, 1/18/2023	3,160,000	3,289,434
2.70%, 3/7/2022 (a)	7,056,000	7,259,283
Series BKNT, 2.45%, 9/19/2022	3,775,000	3,915,694
Barclays Bank PLC 1.70%, 5/12/2022	11,755,000	11,954,012
Barclays PLC:
3.68%, 1/10/2023	6,785,000	6,994,996
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	1,945,000	1,958,848
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	13,062,000	14,142,097
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	19,019,000	19,852,413
BB&T Corp. Series MTN, 2.75%, 4/1/2022	4,872,000	5,010,803
Security Description	Principal Amount	Value
BBVA USA Series BKNT, 2.88%, 6/29/2022	$ 3,875,000	$ 4,009,424
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	12,251,000	13,020,975
Branch Banking & Trust Co.:
2.63%, 1/15/2022	4,418,000	4,516,566
Series BKNT, 2.85%, 4/1/2021 (a)	2,971,000	2,983,062
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	9,100,000	9,130,030
0.95%, 6/23/2023	7,466,000	7,566,044
2.55%, 6/16/2022	6,606,000	6,829,085
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	10,588,000	10,944,498
Series BKNT, 3.50%, 9/13/2023	1,100,000	1,193,533
Capital One NA:
2.15%, 9/6/2022 (a)	1,000,000	1,028,790
Series BKNT, 2.65%, 8/8/2022 (a)	100,000	103,362
Citigroup, Inc.:
2.70%, 10/27/2022 (a)	5,521,000	5,742,558
2.75%, 4/25/2022 (a)	13,449,000	13,848,032
3.38%, 3/1/2023	150,000	159,363
3.50%, 5/15/2023	9,388,000	10,060,462
4.05%, 7/30/2022	7,244,000	7,651,185
4.50%, 1/14/2022	6,797,000	7,086,960
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	16,216,000	16,677,832
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	23,828,000	24,732,511
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,200,000	3,476,320
SOFR + 0.69%, 0.78%, 10/30/2024 (a) (b)	25,200,000	25,384,212
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	21,160,000	21,812,574
Citizens Bank NA/Providence RI:
Series BKNT, 2.65%, 5/26/2022	1,720,000	1,771,480
Series BKNT, 3.25%, 2/14/2022	4,387,000	4,517,952
Series BKNT, 3.70%, 3/29/2023	2,358,000	2,521,551
Comerica, Inc. 3.70%, 7/31/2023	9,020,000	9,742,592
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	9,667,000	10,138,073
3.88%, 2/8/2022	18,684,000	19,421,271

See accompanying notes to financial statements.
45

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 11/9/2022	$ 12,046,000	$ 12,788,756
4.63%, 12/1/2023	3,000,000	3,343,230
Credit Suisse AG:
1.00%, 5/5/2023	17,810,000	18,075,547
2.80%, 4/8/2022	10,309,000	10,638,682
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	14,951,000	15,795,283
3.80%, 6/9/2023	14,615,000	15,741,524
Deutsche Bank AG:
3.95%, 2/27/2023 (a)	1,265,000	1,343,291
4.25%, 10/14/2021	14,298,000	14,664,172
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	24,639,000	25,321,500
Series D, 5.00%, 2/14/2022	6,500,000	6,794,840
Discover Bank:
2.45%, 9/12/2024	6,000,000	6,355,800
Series BKNT, 3.20%, 8/9/2021	3,689,000	3,743,081
Series BKNT, 3.35%, 2/6/2023	3,563,000	3,760,461
Series BKNT, 4.20%, 8/8/2023	1,600,000	1,750,880
Fifth Third Bancorp:
1.63%, 5/5/2023	6,229,000	6,409,579
2.60%, 6/15/2022	3,963,000	4,083,673
3.50%, 3/15/2022	3,417,000	3,536,185
Fifth Third Bank NA Series BKNT, 1.80%, 1/30/2023	4,004,000	4,118,354
First Horizon National Corp. 3.55%, 5/26/2023	4,820,000	5,113,104
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	1,889,000	1,941,363
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (b)	2,983,000	3,070,641
FNB Corp. 2.20%, 2/24/2023	4,680,000	4,775,519
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	17,573,000	17,715,166
3.20%, 2/23/2023 (a)	11,346,000	11,990,226
3.63%, 1/22/2023 (a)	15,673,000	16,721,680
5.75%, 1/24/2022	33,500,000	35,399,785
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	20,636,000	21,423,676
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	13,525,000	14,003,109
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (a) (b)	6,450,000	6,480,122
HSBC Holdings PLC:
3.60%, 5/25/2023	6,104,000	6,565,523
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	$ 42,382,000	$ 44,494,319
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	28,417,000	30,677,857
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	5,335,000	5,508,654
Huntington Bancshares, Inc. 2.30%, 1/14/2022	3,791,000	3,861,740
Huntington National Bank:
1.80%, 2/3/2023	4,373,000	4,488,753
Series BKNT, 2.50%, 8/7/2022	616,000	635,977
Series BKNT, 3.13%, 4/1/2022	4,089,000	4,220,993
ING Groep NV:
3.15%, 3/29/2022	5,714,000	5,910,104
4.10%, 10/2/2023	15,426,000	16,953,791
JPMorgan Chase & Co.:
2.70%, 5/18/2023	5,589,000	5,879,628
2.97%, 1/15/2023	10,967,000	11,267,167
3.20%, 1/25/2023	14,529,000	15,399,578
3.25%, 9/23/2022 (a)	21,155,000	22,229,251
3.38%, 5/1/2023	11,963,000	12,784,499
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	15,502,000	16,069,683
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	9,454,000	10,124,100
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	21,975,000	23,815,406
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	9,360,000	9,658,397
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	25,000,000	27,550,250
SOFR + 0.06%, 0.65%, 9/16/2024 (b)	3,400,000	3,418,938
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	45,250,000	46,482,157
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023	14,442,000	14,715,820
Series BKNT, 2.30%, 9/14/2022	3,292,000	3,402,545
Series BKNT, 2.40%, 6/9/2022	1,636,000	1,684,164
Series BKNT, 3.18%, 10/15/2027	1,385,000	1,436,148
Series BKNT, 3.30%, 2/1/2022 (a)	3,945,000	4,071,319

See accompanying notes to financial statements.
46

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.38%, 3/7/2023	$ 300,000	$ 319,557
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (a) (b)	2,540,000	2,541,753
Lloyds Bank PLC 2.25%, 8/14/2022	235,000	242,269
Lloyds Banking Group PLC:
3.00%, 1/11/2022	3,559,000	3,651,214
4.05%, 8/16/2023	9,598,000	10,472,570
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	25,700,000	25,983,985
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (b)	7,763,000	7,979,432
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	17,704,000	18,463,856
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	6,721,000	6,910,935
Mitsubishi UFJ Financial Group, Inc.:
2.62%, 7/18/2022	21,524,000	22,270,883
2.67%, 7/25/2022	12,986,000	13,452,717
3.00%, 2/22/2022	4,077,000	4,198,291
3.22%, 3/7/2022	6,792,000	7,018,174
3.46%, 3/2/2023	12,744,000	13,579,752
3.76%, 7/26/2023	14,143,000	15,337,093
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	12,850,000	12,936,095
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	4,509,000	4,678,674
2.95%, 2/28/2022	22,576,000	23,248,088
3.55%, 3/5/2023	4,040,000	4,301,348
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (b)	13,175,000	13,252,337
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (b)	10,653,000	10,996,559
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (b)	4,995,000	5,078,816
Morgan Stanley:
2.75%, 5/19/2022	14,822,000	15,308,013
4.88%, 11/1/2022	11,288,000	12,168,125
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	35,244,000	37,917,962
Series GMTN, 3.13%, 1/23/2023	15,256,000	16,103,623
Series GMTN, 3.75%, 2/25/2023	15,512,000	16,628,088
Series MTN, 4.10%, 5/22/2023	12,432,000	13,476,288
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (a) (b)	$ 23,016,000	$ 23,055,357
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	3,398,000	3,552,303
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	3,639,000	3,754,720
Series BKNT, 3.15%, 4/1/2022	7,279,000	7,514,767
National Australia Bank, Ltd.:
1.88%, 12/13/2022 (a)	7,961,000	8,206,995
2.80%, 1/10/2022	6,564,000	6,734,270
2.88%, 4/12/2023	1,125,000	1,190,306
3.00%, 1/20/2023	1,484,000	1,565,130
3.63%, 6/20/2023	1,800,000	1,945,242
Series GMTN, 2.50%, 5/22/2022	7,298,000	7,523,216
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (b)	2,780,000	2,799,738
Series MTN, 2.10%, 2/1/2023	14,670,000	15,167,753
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	2,905,000	2,914,557
Natwest Group PLC:
3.88%, 9/12/2023	23,876,000	25,897,103
6.00%, 12/19/2023	5,000,000	5,705,100
6.13%, 12/15/2022	300,000	329,412
1 year CMT + 2.15%, 2.36%, 5/22/2024 (a) (b)	3,805,000	3,957,999
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	41,767,000	43,437,262
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	3,540,000	3,865,043
Northern Trust Corp. 2.38%, 8/2/2022	281,000	290,295
PNC Bank NA:
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (b)	4,305,000	4,372,201
Series BKNT, 2.45%, 7/28/2022	1,370,000	1,413,867
Series BKNT, 2.63%, 2/17/2022	6,033,000	6,181,412
Series BKNT, 2.70%, 11/1/2022	9,521,000	9,916,026
Series BKNT, 2.95%, 1/30/2023	15,306,000	16,091,810
Series BKNT, 3.50%, 6/8/2023	700,000	751,758

See accompanying notes to financial statements.
47

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (c)	$ 3,420,000	$ 3,580,159
3.30%, 3/8/2022	9,201,000	9,502,609
Regions Financial Corp. 3.80%, 8/14/2023	13,490,000	14,647,442
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	8,780,000	9,029,615
Series GMTN, 1.95%, 1/17/2023	8,364,000	8,641,099
Series GMTN, 2.75%, 2/1/2022	6,825,000	7,008,593
Series GMTN, 2.80%, 4/29/2022 (a)	7,948,000	8,214,814
Series GMTN, 3.70%, 10/5/2023	375,000	409,339
Series MTN, 0.50%, 10/26/2023	18,175,000	18,272,782
Royal Bank of Scotland Group PLC 6.10%, 6/10/2023 (a)	300,000	335,844
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	4,791,000	5,031,508
3.70%, 3/28/2022	8,097,000	8,361,205
4.45%, 12/3/2021	3,783,000	3,905,418
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	3,132,000	3,132,689
3.57%, 1/10/2023	3,942,000	4,063,492
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	961,000	1,010,876
Santander UK PLC:
2.10%, 1/13/2023	10,621,000	10,968,094
3.75%, 11/15/2021	3,984,000	4,099,576
Skandinaviska Enskilda Banken AB 2.80%, 3/11/2022	3,364,000	3,463,238
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,574
3.20%, 7/18/2022	4,300,000	4,489,157
3.95%, 7/19/2023	601,000	655,595
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	5,373,000	5,461,386
2.78%, 7/12/2022	12,042,000	12,489,481
2.78%, 10/18/2022	7,552,000	7,868,806
2.85%, 1/11/2022	4,991,000	5,116,174
3.10%, 1/17/2023	12,831,000	13,535,294
3.75%, 7/19/2023	8,969,000	9,711,005
3.94%, 10/16/2023 (a)	4,623,000	5,054,141
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	10,016,000	11,037,231
Security Description	Principal Amount	Value
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	$ 3,974,000	$ 4,105,500
Series BKNT, 3.65%, 5/24/2021	3,840,000	3,875,098
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (b)	18,212,000	18,447,299
Synovus Financial Corp. 3.13%, 11/1/2022	720,000	746,582
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023	642,000	694,246
Series MTN, 0.45%, 9/11/2023	7,442,000	7,463,731
Series MTN, 0.75%, 6/12/2023	10,987,000	11,097,529
Series MTN, 1.90%, 12/1/2022	9,830,000	10,133,649
Series MTN, 2.65%, 6/12/2024 (a)	15,000,000	16,076,700
Truist Bank:
Series BKNT, 1.25%, 3/9/2023 (a)	18,571,000	18,934,620
Series BKNT, 2.45%, 8/1/2022 (a)	3,223,000	3,326,813
Series BKNT, 2.75%, 5/1/2023	250,000	263,295
Series BKNT, 2.80%, 5/17/2022 (a)	13,254,000	13,687,936
Series BKNT, 3.00%, 2/2/2023	502,000	528,109
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	448,000	485,412
Truist Financial Corp.:
2.70%, 1/27/2022	7,248,000	7,419,923
Series MTN, 2.20%, 3/16/2023	6,631,000	6,890,206
Series MTN, 3.05%, 6/20/2022	15,460,000	16,046,862
Series MTN, 3.75%, 12/6/2023	3,375,000	3,708,248
Series MTN, 3.95%, 3/22/2022	1,043,000	1,085,638
US Bancorp:
Series MTN, 2.95%, 7/15/2022	12,267,000	12,745,536
Series MTN, 3.00%, 3/15/2022 (a)	7,785,000	8,023,143
Series V, 2.63%, 1/24/2022 (a)	6,682,000	6,836,154
US Bank NA:
1.95%, 1/9/2023	4,747,000	4,899,141
Series BKNT, 1.80%, 1/21/2022	10,828,000	10,999,407

See accompanying notes to financial statements.
48

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.65%, 5/23/2022 (a)	$ 5,691,000	$ 5,871,917
Series BKNT, 2.85%, 1/23/2023 (a)	2,434,000	2,557,550
Series BKNT, 3.40%, 7/24/2023	1,575,000	1,693,298
Wells Fargo & Co.:
3.07%, 1/24/2023	37,430,000	38,480,660
Series M, 3.45%, 2/13/2023	12,252,000	12,996,186
Series MTN, 2.63%, 7/22/2022	31,105,000	32,200,518
Series MTN, 3.50%, 3/8/2022	9,934,000	10,298,677
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	39,515,000	40,616,283
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023 (a)	4,855,000	5,244,759
Westpac Banking Corp.:
2.00%, 1/13/2023	9,257,000	9,577,200
2.50%, 6/28/2022	4,203,000	4,344,599
2.75%, 1/11/2023 (a)	9,171,000	9,626,707
3.65%, 5/15/2023	5,915,000	6,379,150
		2,507,266,246
BEVERAGES — 1.6%
Beam Suntory, Inc. 3.25%, 5/15/2022	1,043,000	1,074,280
Coca-Cola Co.:
2.50%, 4/1/2023	1,880,000	1,975,748
3.20%, 11/1/2023 (a)	5,157,000	5,591,735
Constellation Brands, Inc.:
2.65%, 11/7/2022	7,977,000	8,298,234
2.70%, 5/9/2022	5,104,000	5,249,617
3.20%, 2/15/2023 (a)	13,160,000	13,910,383
3.75%, 5/1/2021	3,251,000	3,285,493
4.25%, 5/1/2023	3,252,000	3,544,778
Diageo Capital PLC:
2.63%, 4/29/2023	869,000	909,843
3.50%, 9/18/2023	200,000	215,892
Diageo Investment Corp.:
2.88%, 5/11/2022	7,565,000	7,821,453
8.00%, 9/15/2022	447,000	503,966
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	2,000,000	2,148,500
4.06%, 5/25/2023	13,073,000	14,206,298
Molson Coors Brewing Co. 3.50%, 5/1/2022 (a)	3,120,000	3,243,802
PepsiCo, Inc.:
0.40%, 10/7/2023 (a)	3,980,000	4,000,975
0.75%, 5/1/2023	10,024,000	10,153,310
2.25%, 5/2/2022	3,884,000	3,979,857
2.75%, 3/5/2022	8,790,000	9,044,031
2.75%, 3/1/2023	5,197,000	5,478,885
Security Description	Principal Amount	Value
3.10%, 7/17/2022	$ 7,523,000	$ 7,816,397
		112,453,477
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
2.25%, 8/19/2023 (a)	81,000	84,860
2.65%, 5/11/2022 (a)	15,571,000	16,032,680
2.70%, 5/1/2022	5,712,000	5,866,510
3.63%, 5/15/2022	4,007,000	4,150,771
Biogen, Inc. 3.63%, 9/15/2022	8,444,000	8,903,860
Gilead Sciences, Inc.:
0.75%, 9/29/2023	14,688,000	14,726,629
1.95%, 3/1/2022 (a)	3,681,000	3,743,945
2.50%, 9/1/2023	2,544,000	2,676,339
3.25%, 9/1/2022	9,042,000	9,437,768
4.40%, 12/1/2021 (a)	5,485,000	5,630,627
4.50%, 4/1/2021	3,090,000	3,090,000
Royalty Pharma PLC 0.75%, 9/2/2023 (d)	10,514,000	10,567,096
		84,911,085
BUILDING MATERIALS — 0.3%
Carrier Global Corp. 1.92%, 2/15/2023	13,399,000	13,805,392
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	4,835,000	5,275,517
Lennox International, Inc. 3.00%, 11/15/2023	2,000,000	2,106,180
		21,187,089
CHEMICALS — 1.7%
Cabot Corp. 3.70%, 7/15/2022 (a)	2,570,000	2,660,079
Celanese US Holdings LLC:
4.63%, 11/15/2022	77,000	82,663
5.88%, 6/15/2021	2,377,000	2,430,316
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	23,832,000	24,146,821
4.21%, 11/15/2023	10,102,000	11,154,123
Eastman Chemical Co.:
3.50%, 12/1/2021	5,835,000	5,995,871
3.60%, 8/15/2022	3,473,000	3,617,338
Ecolab, Inc.:
2.38%, 8/10/2022 (a)	3,935,000	4,057,142
3.25%, 1/14/2023	8,000,000	8,425,600
FMC Corp. 3.95%, 2/1/2022	1,315,000	1,351,938
Linde, Inc.:
2.20%, 8/15/2022	2,942,000	3,020,169
2.45%, 2/15/2022	4,515,000	4,599,160
2.70%, 2/21/2023 (a)	634,000	661,389
LYB International Finance B.V. 4.00%, 7/15/2023	9,732,000	10,578,197

See accompanying notes to financial statements.
49

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mosaic Co.:
3.25%, 11/15/2022	$ 13,813,000	$ 14,445,221
3.75%, 11/15/2021	2,446,000	2,490,786
4.25%, 11/15/2023 (a)	3,375,000	3,686,445
NewMarket Corp. 4.10%, 12/15/2022	2,380,000	2,523,133
Nutrien, Ltd.:
1.90%, 5/13/2023	5,723,000	5,916,552
3.15%, 10/1/2022	2,635,000	2,742,429
PPG Industries, Inc. 3.20%, 3/15/2023	1,889,000	1,997,806
RPM International, Inc. 3.45%, 11/15/2022 (a)	2,865,000	2,961,379
Sherwin-Williams Co. 4.20%, 1/15/2022	700,000	720,482
		120,265,039
COMMERCIAL SERVICES — 0.8%
Block Financial LLC 5.50%, 11/1/2022 (a)	4,047,000	4,306,251
Cintas Corp. No. 2 2.90%, 4/1/2022	3,470,000	3,570,977
Equifax, Inc.:
3.30%, 12/15/2022	318,000	333,149
3.60%, 8/15/2021	2,977,000	3,036,689
3.95%, 6/15/2023	50,000	54,025
Global Payments, Inc. 4.00%, 6/1/2023	5,598,000	6,053,901
IHS Markit, Ltd. 4.13%, 8/1/2023	640,000	697,274
Moody's Corp.:
2.63%, 1/15/2023	922,000	961,923
4.50%, 9/1/2022	7,542,000	7,948,589
PayPal Holdings, Inc.:
1.35%, 6/1/2023	6,790,000	6,955,880
2.20%, 9/26/2022	10,017,000	10,348,462
RELX Capital, Inc. 3.50%, 3/16/2023	12,140,000	12,915,624
Total System Services, Inc. 3.75%, 6/1/2023	300,000	320,475
Verisk Analytics, Inc. 5.80%, 5/1/2021	2,573,000	2,615,249
		60,118,468
COMPUTERS — 3.8%
Apple, Inc.:
0.75%, 5/11/2023	31,868,000	32,264,119
1.70%, 9/11/2022 (a)	10,552,000	10,818,755
2.10%, 9/12/2022	4,420,000	4,554,456
2.15%, 2/9/2022 (a)	8,235,000	8,407,029
2.30%, 5/11/2022 (a)	8,974,000	9,214,772
2.40%, 1/13/2023 (a)	6,642,000	6,918,905
2.40%, 5/3/2023 (a)	17,116,000	17,952,117
2.50%, 2/9/2022	10,041,000	10,270,537
2.70%, 5/13/2022	6,509,000	6,727,051
2.85%, 2/23/2023	10,284,000	10,810,438
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp. 5.45%, 6/15/2023 (d)	$ 32,331,000	$ 35,768,432
DXC Technology Co. 4.00%, 4/15/2023	17,396,000	18,590,931
Genpact Luxembourg Sarl 3.70%, 4/1/2022	316,000	322,826
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	3,869,000	4,017,608
3.50%, 10/5/2021	4,261,000	4,348,563
4.40%, 10/15/2022	8,788,000	9,334,438
4.45%, 10/2/2023	15,364,000	16,920,373
HP, Inc. 4.05%, 9/15/2022 (a)	4,871,000	5,166,085
IBM Credit LLC:
2.20%, 9/8/2022	2,046,000	2,110,879
3.00%, 2/6/2023	5,796,000	6,116,867
International Business Machines Corp.:
1.88%, 8/1/2022 (a)	9,975,500	10,232,968
2.50%, 1/27/2022	7,424,000	7,601,508
2.85%, 5/13/2022	22,542,000	23,339,085
2.88%, 11/9/2022	4,494,000	4,711,734
3.38%, 8/1/2023 (a)	2,981,000	3,214,353
Leidos, Inc. 2.95%, 5/15/2023 (d)	4,626,000	4,867,755
		274,602,584
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	63,000	65,337
Series MTN, 2.10%, 5/1/2023	426,000	443,879
Procter & Gamble Co.:
1.70%, 11/3/2021	4,546,000	4,603,643
2.15%, 8/11/2022	9,577,000	9,874,557
2.30%, 2/6/2022	3,032,000	3,099,917
3.10%, 8/15/2023	880,000	945,313
Unilever Capital Corp.:
0.38%, 9/14/2023 (a)	2,170,000	2,175,794
2.20%, 5/5/2022	9,545,000	9,777,898
3.00%, 3/7/2022	4,692,000	4,842,332
3.13%, 3/22/2023	695,000	737,437
		36,566,107
DIVERSIFIED FINANCIAL SERVICES — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023 (a)	7,773,000	8,102,420
3.50%, 5/26/2022	895,000	924,016
4.13%, 7/3/2023	2,932,000	3,135,598
4.50%, 9/15/2023	5,335,000	5,778,765

See accompanying notes to financial statements.
50

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 7/1/2022	$ 5,320,000	$ 5,593,395
Air Lease Corp.:
2.25%, 1/15/2023	4,019,000	4,126,950
2.50%, 3/1/2021	3,123,000	3,131,807
2.63%, 7/1/2022	3,433,000	3,521,606
2.75%, 1/15/2023	1,294,000	1,336,107
3.00%, 9/15/2023	277,000	291,044
3.50%, 1/15/2022	7,320,000	7,519,031
3.75%, 2/1/2022	2,768,000	2,842,542
3.88%, 7/3/2023	15,000,000	15,983,400
Aircastle, Ltd.:
5.00%, 4/1/2023 (a)	4,501,000	4,827,638
5.50%, 2/15/2022	3,990,000	4,172,343
Ally Financial, Inc.:
1.45%, 10/2/2023	13,495,000	13,774,886
3.05%, 6/5/2023	7,275,000	7,672,215
4.63%, 5/19/2022	7,407,000	7,816,459
American Express Co.:
2.50%, 8/1/2022	14,100,000	14,556,417
2.65%, 12/2/2022	6,848,000	7,150,750
2.75%, 5/20/2022	15,599,000	16,089,432
3.40%, 2/27/2023	19,920,000	21,186,314
3.70%, 8/3/2023	3,700,000	4,007,655
American Express Credit Corp. Series MTN, 2.70%, 3/3/2022	8,236,000	8,447,748
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	4,733,000	4,885,592
4.00%, 10/15/2023	100,000	110,032
BGC Partners, Inc. 5.38%, 7/24/2023	3,708,000	4,025,553
BlackRock, Inc. 3.38%, 6/1/2022	4,009,000	4,183,873
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (d)	7,575,000	7,878,076
Capital One Bank USA NA:
3.38%, 2/15/2023	14,617,000	15,473,848
SOFR + 0.62%, 2.01%, 1/27/2023 (b)	533,000	541,411
Capital One Financial Corp.:
2.60%, 5/11/2023	25,728,000	26,965,002
3.05%, 3/9/2022	4,982,000	5,128,720
3.20%, 1/30/2023	6,220,000	6,564,775
3.50%, 6/15/2023 (a)	2,470,000	2,650,137
Charles Schwab Corp. 2.65%, 1/25/2023	6,554,000	6,866,036
CME Group, Inc. 3.00%, 9/15/2022	3,985,000	4,168,908
Discover Financial Services:
3.85%, 11/21/2022	3,942,000	4,194,367
5.20%, 4/27/2022	4,289,000	4,548,184
Franklin Resources, Inc. 2.80%, 9/15/2022 (a)	450,000	468,288
Security Description	Principal Amount	Value
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	$ 10,771,000	$ 10,857,922
2.35%, 9/15/2022	3,690,000	3,805,755
4.00%, 10/15/2023	5,930,000	6,508,234
International Lease Finance Corp. 5.88%, 8/15/2022	6,275,000	6,779,635
Invesco Finance PLC 3.13%, 11/30/2022	195,000	205,134
Jefferies Group LLC 5.13%, 1/20/2023	12,560,000	13,728,708
Nasdaq, Inc. 0.45%, 12/21/2022	4,000,000	4,003,600
ORIX Corp. 2.90%, 7/18/2022	544,000	563,198
Synchrony Financial 2.85%, 7/25/2022	5,322,000	5,499,755
Visa, Inc.:
2.15%, 9/15/2022 (a)	14,212,000	14,656,978
2.80%, 12/14/2022	11,822,000	12,374,915
Western Union Co. 3.60%, 3/15/2022	4,179,000	4,315,026
		353,940,200
ELECTRIC — 5.2%
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	2,000,000	2,178,080
Series 17A, 2.45%, 3/30/2022	2,913,000	2,985,009
Ameren Illinois Co. 2.70%, 9/1/2022	729,000	753,217
American Electric Power Co., Inc.:
Series I, 3.65%, 12/1/2021 (a)	3,196,000	3,292,072
Series M, 0.75%, 11/1/2023	4,575,000	4,582,777
Appalachian Power Co. 4.60%, 3/30/2021	2,094,000	2,100,408
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	50,000	53,280
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023 (a)	3,990,000	4,183,276
3.75%, 11/15/2023	2,000,000	2,178,540
Black Hills Corp. 4.25%, 11/30/2023	300,000	328,917
CenterPoint Energy, Inc. 2.50%, 9/1/2022	5,184,000	5,358,908
Connecticut Light & Power Co. 2.50%, 1/15/2023	25,000	25,961
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	5,280,000	5,290,190

See accompanying notes to financial statements.
51

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Consumers Energy Co. 0.35%, 6/1/2023	$ 2,585,000	$ 2,585,801
Delmarva Power & Light Co. 3.50%, 11/15/2023	2,000,000	2,161,500
Dominion Energy, Inc.:
2.72%, 8/15/2021 (c)	5,447,000	5,520,371
4.10%, 4/1/2021 (c)	3,128,000	3,155,996
Series B, 2.75%, 1/15/2022	4,718,000	4,823,683
Series B, 2.75%, 9/15/2022 (a)	2,107,000	2,175,140
DTE Electric Co. 3.90%, 6/1/2021	189,000	190,053
DTE Energy Co.:
2.25%, 11/1/2022	3,383,000	3,495,654
Series B, 2.60%, 6/15/2022	3,411,000	3,517,150
Series B, 3.30%, 6/15/2022	2,911,000	3,016,728
Series D, 3.70%, 8/1/2023	375,000	405,139
Series F, 3.85%, 12/1/2023	2,000,000	2,176,460
Series H, 0.55%, 11/1/2022	12,708,000	12,752,478
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,048,000	1,093,598
3.35%, 5/15/2022 (a)	3,673,000	3,824,842
Duke Energy Corp.:
1.80%, 9/1/2021	5,451,000	5,496,952
2.40%, 8/15/2022	8,768,000	9,038,142
3.05%, 8/15/2022	5,461,000	5,655,739
3.95%, 10/15/2023	375,000	407,625
Duke Energy Progress LLC 2.80%, 5/15/2022	3,385,000	3,477,410
Edison International:
2.40%, 9/15/2022 (a)	6,363,000	6,508,522
2.95%, 3/15/2023	481,000	500,303
3.13%, 11/15/2022 (a)	3,665,000	3,806,469
Entergy Corp. 4.00%, 7/15/2022	5,532,000	5,801,021
Entergy Louisiana LLC 0.62%, 11/17/2023 (a)	8,050,000	8,073,264
Evergy Metro, Inc. 3.15%, 3/15/2023	500,000	526,290
Eversource Energy:
2.50%, 3/15/2021	3,260,000	3,267,824
2.80%, 5/1/2023	83,000	87,006
Series K, 2.75%, 3/15/2022	6,542,000	6,718,896
Series N, 3.80%, 12/1/2023	2,000,000	2,182,940
Exelon Corp. 3.50%, 6/1/2022	9,365,000	9,740,817
Exelon Generation Co. LLC:
3.40%, 3/15/2022	5,271,000	5,442,940
4.25%, 6/15/2022	4,863,000	5,075,270
Security Description	Principal Amount	Value
Georgia Power Co.:
2.40%, 4/1/2021	$ 3,141,000	$ 3,150,988
2.85%, 5/15/2022	4,864,000	5,026,944
Series A, 2.10%, 7/30/2023	4,974,000	5,196,785
ITC Holdings Corp. 2.70%, 11/15/2022	4,576,000	4,765,904
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	4,518,000	4,634,203
3.05%, 2/15/2022	2,561,000	2,618,341
3.40%, 11/15/2023	2,000,000	2,159,000
Series MTN, 1.75%, 1/21/2022	3,579,000	3,635,906
Series MTN, 2.30%, 9/15/2022	1,240,000	1,279,544
Series MTN, 2.90%, 3/15/2021	3,277,000	3,293,942
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022 (a)	1,148,000	1,178,227
2.80%, 1/15/2023	313,000	327,702
2.90%, 4/1/2022	11,219,000	11,574,642
Northern States Power Co. 2.60%, 5/15/2023	105,000	109,324
NSTAR Electric Co. 2.38%, 10/15/2022	1,633,000	1,682,676
Ohio Power Co. Series M, 5.38%, 10/1/2021	3,123,000	3,238,863
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022 (a)	2,429,000	2,531,212
7.00%, 9/1/2022	505,000	559,252
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	27,382,000	27,443,883
3.85%, 11/15/2023	2,000,000	2,128,800
PacifiCorp:
2.95%, 2/1/2022	3,517,000	3,593,952
2.95%, 6/1/2023	200,000	210,798
PECO Energy Co. 1.70%, 9/15/2021	2,818,000	2,842,460
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	2,108,000	2,213,358
4.20%, 6/15/2022	7,685,000	8,026,675
Progress Energy, Inc. 3.15%, 4/1/2022	3,332,000	3,420,365
PSEG Power LLC:
3.00%, 6/15/2021	1,727,000	1,742,837
3.85%, 6/1/2023	6,724,000	7,229,578
Public Service Co. of Colorado 2.25%, 9/15/2022 (a)	604,000	618,128
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,000,000	2,160,300

See accompanying notes to financial statements.
52

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co. Series MTN, 3.25%, 9/1/2023	$ 300,000	$ 322,056
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	3,509,000	3,554,056
2.65%, 11/15/2022	4,504,000	4,694,429
Puget Energy, Inc.:
5.63%, 7/15/2022	624,000	661,983
6.00%, 9/1/2021	3,856,000	3,988,145
Sempra Energy:
2.88%, 10/1/2022	5,568,000	5,779,306
2.90%, 2/1/2023	2,987,000	3,135,066
4.05%, 12/1/2023	3,000,000	3,284,970
Southern California Edison Co.:
3.88%, 6/1/2021	3,260,000	3,277,930
Series B, 2.40%, 2/1/2022	2,308,000	2,347,374
Series D, 3.40%, 6/1/2023	103,000	109,793
Southern Co.:
2.35%, 7/1/2021	6,171,000	6,221,849
2.95%, 7/1/2023	26,077,000	27,629,103
Virginia Electric & Power Co.:
2.95%, 1/15/2022 (a)	1,388,000	1,416,496
Series C, 2.75%, 3/15/2023	494,000	517,262
WEC Energy Group, Inc. 0.55%, 9/15/2023	14,675,000	14,743,826
Xcel Energy, Inc.:
0.50%, 10/15/2023	6,310,000	6,331,265
2.40%, 3/15/2021	2,748,000	2,754,293
		375,376,449
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co. 2.63%, 12/1/2021	3,042,000	3,100,650
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.20%, 10/1/2022	280,000	291,351
3.88%, 7/15/2023	550,000	592,141
Arrow Electronics, Inc.:
3.50%, 4/1/2022	2,828,000	2,908,994
4.50%, 3/1/2023	876,000	937,662
Avnet, Inc.:
3.75%, 12/1/2021	2,619,000	2,680,232
4.88%, 12/1/2022	906,000	965,198
Flex, Ltd. 5.00%, 2/15/2023	310,000	336,003
Honeywell International, Inc.:
0.48%, 8/19/2022	11,941,000	11,957,240
2.15%, 8/8/2022	5,879,000	6,045,728
3.35%, 12/1/2023	2,000,000	2,178,560
Security Description	Principal Amount	Value
Jabil, Inc. 4.70%, 9/15/2022	$ 2,107,000	$ 2,253,942
Roper Technologies, Inc.:
0.45%, 8/15/2022	2,574,000	2,578,170
3.13%, 11/15/2022	5,000	5,227
3.65%, 9/15/2023	14,063,000	15,232,901
Tyco Electronics Group SA 3.50%, 2/3/2022	1,715,000	1,758,595
		50,721,944
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 4.75%, 5/15/2023	1,749,000	1,908,404
Waste Management, Inc.:
2.40%, 5/15/2023	200,000	208,740
2.90%, 9/15/2022	10,815,000	11,216,669
		13,333,813
FOOD — 1.0%
Campbell Soup Co.:
2.50%, 8/2/2022	4,057,000	4,189,299
3.65%, 3/15/2023	5,078,000	5,422,644
Conagra Brands, Inc. 3.20%, 1/25/2023	1,829,000	1,922,590
Flowers Foods, Inc. 4.38%, 4/1/2022	2,761,000	2,858,132
General Mills, Inc.:
2.60%, 10/12/2022	4,277,000	4,441,750
3.70%, 10/17/2023	6,888,000	7,496,348
Hershey Co. 3.38%, 5/15/2023	443,000	475,011
JM Smucker Co. 3.00%, 3/15/2022	3,994,000	4,116,177
Kellogg Co. 2.65%, 12/1/2023	2,000,000	2,132,880
Kroger Co.:
2.60%, 2/1/2021	1,332,000	1,334,131
2.80%, 8/1/2022	3,988,000	4,132,485
3.40%, 4/15/2022	3,785,000	3,904,492
3.85%, 8/1/2023	941,000	1,016,017
McCormick & Co., Inc. 2.70%, 8/15/2022	5,991,000	6,202,662
Mondelez International, Inc.:
0.63%, 7/1/2022	9,674,000	9,717,823
2.13%, 4/13/2023 (a)	3,942,000	4,089,825
Sysco Corp. 2.60%, 6/12/2022	3,271,000	3,371,191
Tyson Foods, Inc.:
3.90%, 9/28/2023	1,318,000	1,435,895
4.50%, 6/15/2022	6,887,000	7,220,055
		75,479,407
GAS — 0.1%
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	501,000	534,287

See accompanying notes to financial statements.
53

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy Gas Holdings LLC 3.55%, 11/1/2023	$ 7,375,000	$ 7,938,671
		8,472,958
HEALTH CARE PRODUCTS — 0.6%
Abbott Laboratories 2.55%, 3/15/2022	5,251,000	5,391,884
DH Europe Finance II Sarl 2.05%, 11/15/2022	5,406,000	5,570,937
Stryker Corp. 0.60%, 12/1/2023	6,256,000	6,264,508
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023 (a)	14,375,000	15,159,013
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	8,390,000	8,630,206
3.38%, 11/30/2021	4,124,000	4,207,016
		45,223,564
HEALTH CARE SERVICES — 1.6%
Aetna, Inc.:
2.75%, 11/15/2022	9,142,000	9,483,819
2.80%, 6/15/2023	3,260,000	3,432,617
Anthem, Inc.:
2.95%, 12/1/2022	6,694,000	7,011,162
3.13%, 5/15/2022	4,655,000	4,830,121
3.30%, 1/15/2023	9,651,000	10,215,487
CommonSpirit Health 2.95%, 11/1/2022 (a)	2,824,000	2,952,181
Dignity Health 3.13%, 11/1/2022	497,000	515,523
HCA, Inc. 4.75%, 5/1/2023	10,445,000	11,396,540
Humana, Inc.:
2.90%, 12/15/2022	4,910,000	5,133,651
3.15%, 12/1/2022	4,633,000	4,839,307
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	2,565,000	2,641,642
3.75%, 8/23/2022 (a)	4,684,000	4,904,289
4.00%, 11/1/2023	2,000,000	2,176,500
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	3,100,000	3,314,241
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	4,441,000	4,607,404
2.75%, 2/15/2023	3,582,000	3,745,841
2.88%, 3/15/2022	6,278,000	6,431,685
2.88%, 3/15/2023	6,771,000	7,152,681
3.35%, 7/15/2022	12,767,000	13,373,943
3.50%, 6/15/2023 (a)	9,850,000	10,595,350
		118,753,984
Security Description	Principal Amount	Value
HOME BUILDERS — 0.2%
DR Horton, Inc.:
4.38%, 9/15/2022	$ 2,405,000	$ 2,536,722
4.75%, 2/15/2023	1,108,000	1,192,751
Lennar Corp.:
4.75%, 11/15/2022	5,000,000	5,299,700
4.88%, 12/15/2023	2,000,000	2,214,660
NVR, Inc. 3.95%, 9/15/2022	3,558,000	3,742,518
		14,986,351
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.70%, 6/1/2022	3,899,000	4,125,064
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	70,000	72,080
Clorox Co.:
3.05%, 9/15/2022	3,267,000	3,396,341
3.80%, 11/15/2021	2,995,000	3,082,364
Kimberly-Clark Corp. 2.40%, 3/1/2022	2,724,000	2,790,765
		9,341,550
HOUSEWARES — 0.0% (e)
Newell Brands, Inc. 3.65%, 4/1/2021	27,000	26,890
INSURANCE — 1.3%
Aflac, Inc. 3.63%, 6/15/2023	627,000	677,405
Alleghany Corp. 4.95%, 6/27/2022	59,000	62,702
Allstate Corp. 3.15%, 6/15/2023 (a)	4,997,000	5,332,149
American International Group, Inc. 4.88%, 6/1/2022	11,921,000	12,659,268
Aon Corp. 2.20%, 11/15/2022	5,511,000	5,695,894
Aon PLC 2.80%, 3/15/2021	1,164,000	1,167,120
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	2,000,000	2,174,200
Assurant, Inc. 4.00%, 3/15/2023	225,000	240,244
Berkshire Hathaway Finance Corp. 3.00%, 5/15/2022	5,261,000	5,464,232
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	11,884,000	12,476,417
3.00%, 2/11/2023 (a)	4,367,000	4,609,238
3.40%, 1/31/2022	3,433,000	3,548,932
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023 (a)	3,976,000	4,177,146

See accompanying notes to financial statements.
54

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/3/2022	$ 7,155,000	$ 7,453,793
Enstar Group, Ltd. 4.50%, 3/10/2022	2,129,000	2,204,175
Equitable Holdings, Inc. 3.90%, 4/20/2023	3,257,000	3,506,193
Lincoln National Corp. 4.20%, 3/15/2022	3,329,000	3,477,806
Loews Corp. 2.63%, 5/15/2023	254,000	265,748
Markel Corp. 4.90%, 7/1/2022	3,659,000	3,891,493
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	3,798,000	3,886,569
3.30%, 3/14/2023	733,000	775,763
MetLife, Inc.:
3.05%, 12/15/2022	3,794,000	3,987,418
Series D, 4.37%, 9/15/2023	85,000	94,161
Primerica, Inc. 4.75%, 7/15/2022	320,000	340,509
Principal Financial Group, Inc. 3.13%, 5/15/2023 (a)	664,000	705,334
Prudential Financial, Inc. Series MTN, 4.50%, 11/16/2021	3,787,000	3,924,809
W R Berkley Corp. 4.63%, 3/15/2022	2,586,000	2,708,938
Willis Towers Watson PLC 5.75%, 3/15/2021	1,052,000	1,062,762
		96,570,418
INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	400,000	420,564
3.13%, 11/28/2021 (a)	8,435,000	8,596,193
Amazon.com, Inc.:
0.40%, 6/3/2023 (a)	8,211,000	8,246,061
2.40%, 2/22/2023	5,381,000	5,616,311
2.50%, 11/29/2022	8,030,000	8,333,213
3.30%, 12/5/2021	7,002,000	7,162,696
Baidu, Inc.:
2.88%, 7/6/2022	935,000	960,806
3.50%, 11/28/2022	4,837,000	5,075,561
3.88%, 9/29/2023 (a)	5,637,000	6,068,456
Booking Holdings, Inc. 2.75%, 3/15/2023	3,874,000	4,065,802
E*TRADE Financial Corp. 2.95%, 8/24/2022	6,128,000	6,368,095
eBay, Inc.:
2.60%, 7/15/2022	7,187,000	7,389,529
2.75%, 1/30/2023	7,272,000	7,609,566
3.80%, 3/9/2022	7,401,000	7,673,875
Expedia Group, Inc. 3.60%, 12/15/2023 (a) (d)	3,310,000	3,532,928
Security Description	Principal Amount	Value
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	$ 3,963,000	$ 4,077,927
		91,197,583
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.50%, 2/10/2023	2,419,000	2,556,496
3.63%, 1/19/2022	8,941,000	9,178,920
FS KKR Capital Corp. 4.75%, 5/15/2022	4,068,000	4,231,778
Golub Capital BDC, Inc. 3.38%, 4/15/2024	6,000,000	6,103,380
		22,070,574
IRON/STEEL — 0.1%
Nucor Corp. 4.13%, 9/15/2022	5,685,000	5,978,460
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	375,000	404,692
		6,383,152
LODGING — 0.1%
Hyatt Hotels Corp. 3.38%, 7/15/2023 (a)	1,625,000	1,707,420
Marriott International, Inc.:
2.30%, 1/15/2022	615,000	622,804
2.88%, 3/1/2021	2,012,000	2,015,300
Series Z, 4.15%, 12/1/2023	2,000,000	2,156,200
		6,501,724
MACHINERY, CONSTRUCTION & MINING — 1.2%
ABB Finance USA, Inc. 2.88%, 5/8/2022	12,444,000	12,868,465
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	5,515,000	5,561,105
Series MTN, 0.45%, 9/14/2023	15,885,000	15,939,486
Series MTN, 0.95%, 5/13/2022	10,127,000	10,222,092
Series MTN, 1.90%, 9/6/2022	9,613,000	9,879,088
Series MTN, 1.95%, 11/18/2022	5,378,000	5,546,493
Series MTN, 2.40%, 6/6/2022	6,363,000	6,556,690
Series MTN, 2.55%, 11/29/2022	2,434,000	2,539,441
Series MTN, 2.63%, 3/1/2023	298,000	312,691
Series MTN, 2.85%, 6/1/2022	2,825,000	2,928,056

See accompanying notes to financial statements.
55

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.95%, 2/26/2022	$ 8,230,000	$ 8,482,167
Series MTN, 3.45%, 5/15/2023	543,000	582,574
Series MTN, 3.65%, 12/7/2023	2,375,000	2,605,992
Caterpillar, Inc. 2.60%, 6/26/2022 (a)	200,000	205,618
		84,229,958
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	2,410,000	2,484,614
4.38%, 4/5/2022	1,380,000	1,443,038
4.88%, 4/1/2021	3,230,000	3,261,105
CNH Industrial NV 4.50%, 8/15/2023	6,523,000	7,120,376
Crane Co. 4.45%, 12/15/2023	2,000,000	2,191,400
Deere & Co. 2.60%, 6/8/2022	5,190,000	5,331,998
Flowserve Corp. 4.00%, 11/15/2023	2,000,000	2,116,240
John Deere Capital Corp.:
2.80%, 1/27/2023	3,092,000	3,251,949
Series MTN, 0.40%, 10/10/2023 (a)	11,345,000	11,387,544
Series MTN, 0.55%, 7/5/2022	4,020,000	4,036,402
Series MTN, 0.70%, 7/5/2023	3,965,000	4,006,950
Series MTN, 1.20%, 4/6/2023	4,037,000	4,120,525
Series MTN, 1.95%, 6/13/2022	5,697,000	5,835,437
Series MTN, 2.15%, 9/8/2022	1,851,000	1,910,121
Series MTN, 2.65%, 1/6/2022	2,770,000	2,837,145
Series MTN, 2.70%, 1/6/2023	3,959,000	4,150,457
Series MTN, 2.75%, 3/15/2022	2,875,000	2,960,387
Series MTN, 2.80%, 3/6/2023 (a)	4,737,000	5,004,072
Series MTN, 2.95%, 4/1/2022	4,379,000	4,525,478
Series MTN, 3.20%, 1/10/2022	4,116,000	4,238,945
		82,214,183
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	10,611,000	11,184,312
Security Description	Principal Amount	Value
Class USD, 4.50%, 2/1/2024	$ 4,182,000	$ 4,642,355
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	10,167,000	11,901,592
Discovery Communications LLC 2.95%, 3/20/2023	7,762,000	8,173,929
Fox Corp. 3.67%, 1/25/2022	5,317,000	5,503,520
Thomson Reuters Corp. 4.30%, 11/23/2023	2,000,000	2,192,480
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,165,000	1,362,036
TWDC Enterprises 18 Corp.:
Series MTN, 2.35%, 12/1/2022	6,908,000	7,176,238
Series MTN, 2.45%, 3/4/2022	1,944,000	1,992,756
Series MTN, 2.55%, 2/15/2022	1,054,000	1,079,728
ViacomCBS, Inc. 4.25%, 9/1/2023 (a)	500,000	544,735
Walt Disney Co.:
1.65%, 9/1/2022	4,828,000	4,932,574
3.00%, 9/15/2022	6,278,000	6,557,183
		67,243,438
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 2.50%, 1/15/2023	2,198,000	2,283,612
MINING — 0.2%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	5,773,000	5,938,165
3.25%, 11/21/2021 (a)	2,681,000	2,751,323
Newmont Corp. 3.50%, 3/15/2022 (a)	437,000	448,786
Newmont Goldcorp Corp. 3.63%, 6/9/2021	2,629,000	2,649,822
Southern Copper Corp. 3.50%, 11/8/2022	5,000	5,263
		11,793,359
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
1.75%, 2/14/2023 (a)	3,039,000	3,130,686
Series MTN, 2.00%, 6/26/2022	2,511,000	2,576,386
Series MTN, 2.25%, 3/15/2023	7,416,000	7,724,135
Series MTN, 2.75%, 3/1/2022 (a)	3,907,000	4,011,903

See accompanying notes to financial statements.
56

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Carlisle Cos., Inc. 3.75%, 11/15/2022	$ 55,000	$ 57,653
Eaton Corp. 2.75%, 11/2/2022	12,566,000	13,114,506
General Electric Co. 2.70%, 10/9/2022	3,425,000	3,559,637
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	300,000	327,381
		34,502,287
OIL & GAS — 4.8%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1
BP Capital Markets America, Inc.:
2.52%, 9/19/2022 (a)	3,911,000	4,048,041
2.75%, 5/10/2023	7,000,000	7,382,760
2.94%, 4/6/2023	15,368,000	16,231,067
3.25%, 5/6/2022	11,257,000	11,699,850
BP Capital Markets PLC:
2.50%, 11/6/2022	3,459,000	3,595,838
2.75%, 5/10/2023	615,000	647,121
3.06%, 3/17/2022 (a)	6,358,000	6,560,439
3.25%, 5/6/2022	519,000	538,618
3.56%, 11/1/2021	5,926,000	6,075,928
3.99%, 9/26/2023	7,460,000	8,169,968
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	9,665,000	10,111,523
3.45%, 11/15/2021	4,652,000	4,731,549
Chevron Corp.:
1.14%, 5/11/2023	23,324,000	23,803,541
2.36%, 12/5/2022	12,353,000	12,789,061
2.41%, 3/3/2022	4,583,000	4,680,710
2.50%, 3/3/2022	7,026,000	7,193,921
2.57%, 5/16/2023	2,915,000	3,058,826
3.19%, 6/24/2023	3,759,000	4,002,095
Chevron USA, Inc.:
0.33%, 8/12/2022 (a)	4,489,000	4,495,823
0.43%, 8/11/2023	3,452,000	3,462,356
EOG Resources, Inc. 2.63%, 3/15/2023 (a)	9,927,000	10,366,667
Exxon Mobil Corp.:
1.57%, 4/15/2023	28,352,000	29,187,250
1.90%, 8/16/2022 (a)	7,007,000	7,192,055
2.40%, 3/6/2022 (a)	4,968,000	5,075,259
2.73%, 3/1/2023 (a)	8,383,000	8,784,462
HollyFrontier Corp. 2.63%, 10/1/2023	3,977,000	4,064,971
Husky Energy, Inc. 3.95%, 4/15/2022	5,383,000	5,549,119
Marathon Oil Corp. 2.80%, 11/1/2022	3,540,000	3,638,766
Marathon Petroleum Corp.:
4.50%, 5/1/2023	15,407,000	16,735,238
Security Description	Principal Amount	Value
4.75%, 12/15/2023	$ 2,000,000	$ 2,218,580
Phillips 66:
3.70%, 4/6/2023	7,288,000	7,805,740
4.30%, 4/1/2022	16,952,000	17,766,544
Shell International Finance B.V.:
0.38%, 9/15/2023	15,411,000	15,444,750
2.25%, 1/6/2023	4,405,000	4,575,694
2.38%, 8/21/2022 (a)	5,127,000	5,304,445
3.40%, 8/12/2023	1,456,000	1,573,397
3.50%, 11/13/2023	9,755,000	10,615,684
Suncor Energy, Inc.:
2.80%, 5/15/2023	7,882,000	8,298,879
9.25%, 10/15/2021	1,534,000	1,631,854
Total Capital Canada, Ltd. 2.75%, 7/15/2023 (a)	2,441,000	2,591,781
Total Capital International SA:
2.70%, 1/25/2023	8,144,000	8,544,278
2.88%, 2/17/2022	10,747,000	11,058,878
Valero Energy Corp.:
1.20%, 3/15/2024	5,000,000	5,036,800
2.70%, 4/15/2023	14,468,000	15,108,209
		351,448,336
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	12,763,000	13,332,485
Halliburton Co. 3.50%, 8/1/2023	5,576,000	5,946,135
Schlumberger Investment SA 3.65%, 12/1/2023	4,000,000	4,340,440
		23,619,060
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.50%, 11/1/2023	2,000,000	2,206,120
WestRock RKT LLC:
4.00%, 3/1/2023	846,000	899,467
4.90%, 3/1/2022	1,123,000	1,181,419
		4,287,006
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
2.30%, 11/21/2022	40,062,000	41,523,862
2.85%, 5/14/2023	1,765,000	1,857,945
2.90%, 11/6/2022	26,908,000	28,158,146
3.20%, 11/6/2022	4,157,000	4,350,716
3.25%, 10/1/2022	7,295,000	7,598,253
3.45%, 3/15/2022	17,463,000	18,001,384
3.75%, 11/14/2023	2,500,000	2,726,625
AstraZeneca PLC:
2.38%, 6/12/2022	9,166,000	9,427,598

See accompanying notes to financial statements.
57

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/17/2023 (a)	$ 10,654,000	$ 11,484,373
Becton Dickinson & Co. 3.13%, 11/8/2021	5,000,000	5,113,100
Becton Dickinson and Co. 2.89%, 6/6/2022	11,689,000	12,064,801
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023 (a)	19,095,000	19,124,979
2.00%, 8/1/2022	120,000	123,198
2.60%, 5/16/2022	20,839,000	21,502,514
2.75%, 2/15/2023	1,093,000	1,146,011
3.25%, 8/15/2022	9,148,000	9,584,360
3.25%, 2/20/2023	1,324,000	1,402,248
3.25%, 11/1/2023	2,000,000	2,165,120
3.55%, 8/15/2022	9,704,000	10,209,676
7.15%, 6/15/2023	473,000	550,038
Cardinal Health, Inc.:
2.62%, 6/15/2022	8,652,000	8,907,407
3.20%, 3/15/2023	878,000	929,240
Cigna Corp.:
3.00%, 7/15/2023	6,269,000	6,639,999
3.05%, 11/30/2022	1,702,000	1,780,632
3.75%, 7/15/2023	18,710,000	20,208,110
3.90%, 2/15/2022	2,470,000	2,564,675
CVS Health Corp.:
2.75%, 12/1/2022	7,087,000	7,368,425
3.50%, 7/20/2022	19,617,000	20,476,028
3.70%, 3/9/2023	7,568,000	8,093,900
4.00%, 12/5/2023	2,000,000	2,188,760
4.75%, 12/1/2022	2,989,000	3,200,830
Eli Lilly & Co. 2.35%, 5/15/2022	6,265,000	6,436,473
Express Scripts Holding Co. 3.90%, 2/15/2022	2,103,000	2,180,012
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	15,339,000	15,415,695
2.85%, 5/8/2022	11,514,000	11,908,930
2.88%, 6/1/2022	19,008,000	19,665,487
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (a)	4,324,000	4,560,739
3.38%, 5/15/2023	6,128,000	6,564,681
Johnson & Johnson:
2.05%, 3/1/2023	545,000	564,102
2.25%, 3/3/2022	5,498,000	5,617,801
2.45%, 12/5/2021	1,108,000	1,130,504
3.38%, 12/5/2023	2,000,000	2,183,740
McKesson Corp.:
2.70%, 12/15/2022	1,013,000	1,051,849
2.85%, 3/15/2023	1,473,000	1,539,064
Merck & Co., Inc.:
2.35%, 2/10/2022	10,690,000	10,933,732
2.40%, 9/15/2022	7,526,000	7,761,413
2.80%, 5/18/2023	6,046,000	6,407,249
Novartis Capital Corp.:
2.40%, 5/17/2022	3,566,000	3,664,279
2.40%, 9/21/2022	9,951,000	10,323,665
Security Description	Principal Amount	Value
Pfizer, Inc.:
2.20%, 12/15/2021	$ 6,383,000	$ 6,502,362
2.80%, 3/11/2022	3,890,000	4,006,739
3.00%, 6/15/2023	1,848,000	1,969,598
3.20%, 9/15/2023	2,015,000	2,170,296
Sanofi 3.38%, 6/19/2023	775,000	831,792
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	18,942,000	20,077,005
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	6,871,000	7,067,098
Viatris, Inc. 1.13%, 6/22/2022 (d)	4,573,000	4,615,438
Zoetis, Inc. 3.25%, 2/1/2023	8,346,000	8,784,749
		464,407,445
PIPELINES — 2.7%
Enbridge, Inc. 2.90%, 7/15/2022	3,956,000	4,104,627
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	3,382,000	3,537,234
4.25%, 3/15/2023 (a)	2,068,000	2,196,692
4.50%, 4/15/2024	10,000,000	10,955,800
4.65%, 6/1/2021	9,261,000	9,320,270
5.20%, 2/1/2022	8,762,000	9,076,819
Series 5Y, 4.20%, 9/15/2023	500,000	539,665
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	2,000,000	2,166,000
5.00%, 10/1/2022	120,000	127,309
5.88%, 3/1/2022	5,298,000	5,540,701
Enterprise Products Operating LLC:
2.85%, 4/15/2021 (a)	3,854,000	3,872,692
3.35%, 3/15/2023	5,989,000	6,331,271
3.50%, 2/1/2022	8,082,000	8,354,363
4.05%, 2/15/2022	3,487,000	3,629,618
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,644,000	3,839,209
3.50%, 3/1/2021	3,551,000	3,551,000
3.95%, 9/1/2022	1,503,000	1,577,218
4.15%, 3/1/2022 (a)	3,367,000	3,510,535
5.00%, 10/1/2021	4,092,000	4,179,528
Kinder Morgan, Inc.:
3.15%, 1/15/2023	15,336,000	16,125,344
5.63%, 11/15/2023 (d)	7,271,000	8,195,290
MPLX L.P.:
3.38%, 3/15/2023 (a)	8,544,000	9,042,970
3.50%, 12/1/2022	800,000	840,376
4.50%, 7/15/2023 (a)	636,000	692,947

See accompanying notes to financial statements.
58

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ONEOK Partners L.P. 3.38%, 10/1/2022	$ 14,703,000	$ 15,313,763
ONEOK, Inc. 4.25%, 2/1/2022	3,595,000	3,702,958
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (a)	7,034,000	7,268,725
3.65%, 6/1/2022	2,975,000	3,065,172
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	295,000	323,618
6.25%, 3/15/2022	8,573,000	9,022,397
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	2,387,000	2,486,466
4.65%, 2/15/2022	3,606,000	3,758,714
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,659,000	4,816,661
3.75%, 10/16/2023	578,000	627,182
9.88%, 1/1/2021	1,020,000	1,020,000
Williams Cos., Inc.:
3.35%, 8/15/2022	1,439,000	1,494,934
3.60%, 3/15/2022	9,881,000	10,197,982
3.70%, 1/15/2023	8,130,000	8,618,857
4.00%, 11/15/2021	3,601,000	3,675,217
4.50%, 11/15/2023	2,000,000	2,205,080
		198,905,204
REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023 (a)	494,000	521,308
American Tower Corp.:
0.60%, 1/15/2024 (a)	4,000,000	4,002,680
2.25%, 1/15/2022	4,084,000	4,161,514
3.00%, 6/15/2023	2,785,000	2,953,242
3.50%, 1/31/2023	22,847,000	24,246,379
4.70%, 3/15/2022	3,377,000	3,548,856
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	551,000	571,514
Series GMTN, 4.20%, 12/15/2023	2,000,000	2,204,020
Boston Properties L.P. 3.85%, 2/1/2023	7,066,000	7,519,213
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	2,240,000	2,406,746
Crown Castle International Corp.:
3.15%, 7/15/2023	4,561,000	4,852,904
5.25%, 1/15/2023	18,615,000	20,391,616
Security Description	Principal Amount	Value
CubeSmart L.P. 4.38%, 12/15/2023	$ 2,000,000	$ 2,189,940
Digital Realty Trust L.P. 2.75%, 2/1/2023	1,718,000	1,793,145
ERP Operating L.P. 4.63%, 12/15/2021 (a)	4,063,000	4,180,014
Essex Portfolio L.P. 3.25%, 5/1/2023 (a)	475,000	499,975
GLP Capital L.P./GLP Financing II, Inc. 5.38%, 11/1/2023	2,000,000	2,184,900
Healthpeak Properties, Inc. 4.25%, 11/15/2023	2,000,000	2,190,820
Host Hotels & Resorts L.P. Series D, 3.75%, 10/15/2023 (a)	3,200,000	3,373,408
Kimco Realty Corp.:
3.13%, 6/1/2023	1,398,000	1,471,703
3.40%, 11/1/2022 (a)	1,190,000	1,248,726
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	405,000	413,837
4.15%, 2/1/2022 (a)	1,092,000	1,110,957
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	8,850,000	9,208,602
Public Storage 2.37%, 9/15/2022	3,104,000	3,207,643
Rayonier, Inc. 3.75%, 4/1/2022	100,000	103,025
Realty Income Corp.:
3.25%, 10/15/2022	5,238,000	5,464,072
4.65%, 8/1/2023	4,111,000	4,508,123
Simon Property Group L.P.:
2.35%, 1/30/2022	4,057,000	4,121,019
2.50%, 7/15/2021	4,036,000	4,060,176
2.63%, 6/15/2022 (a)	4,681,000	4,807,153
2.75%, 2/1/2023	3,866,000	4,031,001
2.75%, 6/1/2023 (a)	138,000	144,657
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	5,583,000	5,756,966
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	211,000	221,200
Ventas Realty L.P.:
3.10%, 1/15/2023	2,522,000	2,645,048
3.13%, 6/15/2023	68,000	71,733
		146,387,835
RETAIL — 2.2%
AutoZone, Inc.:
2.88%, 1/15/2023	950,000	991,762
3.13%, 7/15/2023	15,000	15,930
3.70%, 4/15/2022	4,331,000	4,482,845
Costco Wholesale Corp. 2.30%, 5/18/2022 (a)	3,898,000	4,004,844

See accompanying notes to financial statements.
59

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Dollar General Corp. 3.25%, 4/15/2023	$ 7,502,000	$ 7,943,043
Dollar Tree, Inc. 3.70%, 5/15/2023	10,179,000	10,907,206
Home Depot, Inc.:
2.00%, 4/1/2021	5,832,000	5,847,746
2.63%, 6/1/2022	5,117,000	5,276,395
2.70%, 4/1/2023	160,000	167,811
3.25%, 3/1/2022	5,467,000	5,656,814
4.40%, 4/1/2021	3,324,000	3,324,000
Kohl's Corp. 3.25%, 2/1/2023	1,150,000	1,186,869
Lowe's Cos., Inc.:
3.12%, 4/15/2022	4,807,000	4,945,249
3.75%, 4/15/2021	3,241,000	3,248,908
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	9,357,000	9,579,042
Series MTN, 3.35%, 4/1/2023	6,437,000	6,853,152
O'Reilly Automotive, Inc.:
3.80%, 9/1/2022	288,000	301,542
4.63%, 9/15/2021	2,859,000	2,910,605
Starbucks Corp.:
1.30%, 5/7/2022 (a)	6,209,000	6,293,939
2.70%, 6/15/2022	4,988,000	5,138,288
3.10%, 3/1/2023	7,068,000	7,467,978
3.85%, 10/1/2023 (a)	1,307,000	1,417,755
Target Corp. 2.90%, 1/15/2022	4,529,000	4,652,098
TJX Cos., Inc.:
2.50%, 5/15/2023	3,396,000	3,547,326
2.75%, 6/15/2021	3,383,000	3,406,478
Walgreen Co. 3.10%, 9/15/2022	7,620,000	7,961,757
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,699,000	4,793,168
Walmart, Inc.:
2.35%, 12/15/2022	8,000,000	8,319,120
2.55%, 4/11/2023 (a)	12,073,000	12,630,169
3.13%, 6/23/2021	10,522,000	10,664,889
3.40%, 6/26/2023	2,463,000	2,646,297
		156,583,025
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	2,526,000	2,646,894
SEMICONDUCTORS — 1.6%
Altera Corp. 4.10%, 11/15/2023	2,000,000	2,203,720
Analog Devices, Inc.:
2.50%, 12/5/2021	4,228,000	4,303,554
3.13%, 12/5/2023	2,000,000	2,153,640
Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	$ 2,309,000	$ 2,403,900
3.00%, 1/15/2022	281,000	287,604
Broadcom, Inc.:
2.25%, 11/15/2023	9,965,000	10,410,635
3.13%, 10/15/2022	14,982,000	15,687,502
Intel Corp.:
2.35%, 5/11/2022 (a)	8,947,000	9,182,396
2.70%, 12/15/2022 (a)	9,547,000	9,998,573
3.10%, 7/29/2022	2,976,000	3,112,241
Marvell Technology Group, Ltd. 4.20%, 6/22/2023	635,000	687,496
Microchip Technology, Inc.:
0.97%, 2/15/2024 (d)	10,000,000	10,026,300
3.92%, 6/1/2021	4,764,000	4,825,456
4.33%, 6/1/2023	832,000	900,823
Micron Technology, Inc. 2.50%, 4/24/2023	12,285,000	12,810,921
QUALCOMM, Inc.:
2.60%, 1/30/2023 (a)	6,596,000	6,915,246
3.00%, 5/20/2022	16,786,000	17,424,539
Texas Instruments, Inc.:
1.85%, 5/15/2022	2,914,000	2,973,300
2.25%, 5/1/2023	1,358,000	1,416,000
2.75%, 3/12/2021	1,281,000	1,284,164
		119,008,010
SOFTWARE — 2.6%
Adobe, Inc. 1.70%, 2/1/2023	11,550,000	11,884,372
Autodesk, Inc. 3.60%, 12/15/2022	1,060,000	1,113,869
Fidelity National Information Services, Inc. 3.50%, 4/15/2023	3,960,000	4,202,669
Fiserv, Inc.:
3.50%, 10/1/2022	3,944,000	4,128,737
3.80%, 10/1/2023	8,384,000	9,140,153
Intuit, Inc. 0.65%, 7/15/2023	3,825,000	3,852,961
Microsoft Corp.:
2.00%, 8/8/2023	10,018,000	10,451,779
2.13%, 11/15/2022	3,285,000	3,404,016
2.38%, 2/12/2022	10,759,000	10,995,913
2.38%, 5/1/2023 (a)	1,990,000	2,079,351
2.40%, 2/6/2022	10,857,000	11,096,723
2.65%, 11/3/2022	7,240,000	7,537,636
3.63%, 12/15/2023	4,375,000	4,778,375
Oracle Corp.:
1.90%, 9/15/2021	23,076,000	23,305,375
2.40%, 9/15/2023	1,237,000	1,301,213
2.50%, 5/15/2022	23,659,000	24,285,254
2.50%, 10/15/2022	14,112,000	14,670,412
2.63%, 2/15/2023	6,639,000	6,954,087

See accompanying notes to financial statements.
60

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 7/15/2023	$ 2,205,000	$ 2,389,492
salesforce.com, Inc. 3.25%, 4/11/2023 (a)	14,675,000	15,636,799
VMware, Inc. 2.95%, 8/21/2022	12,613,000	13,089,015
		186,298,201
TELECOMMUNICATIONS — 1.7%
America Movil SAB de CV 3.13%, 7/16/2022	5,887,000	6,119,772
AT&T, Inc.:
2.63%, 12/1/2022	3,749,000	3,887,451
3.00%, 6/30/2022	17,459,000	18,061,335
4.05%, 12/15/2023	2,000,000	2,212,680
British Telecommunications PLC 4.50%, 12/4/2023	8,954,000	9,911,093
Cisco Systems, Inc.:
2.20%, 9/20/2023	4,100,000	4,300,695
2.60%, 2/28/2023	604,000	633,602
3.00%, 6/15/2022	5,714,000	5,942,788
Corning, Inc. 2.90%, 5/15/2022	3,015,000	3,099,420
Rogers Communications, Inc.:
3.00%, 3/15/2023	1,107,000	1,162,826
4.10%, 10/1/2023	3,832,000	4,191,710
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	9,925,000	10,324,084
Telefonica Emisiones SA 4.57%, 4/27/2023	7,129,000	7,790,999
Verizon Communications, Inc.:
2.45%, 11/1/2022	3,972,000	4,107,207
2.95%, 3/15/2022	8,662,000	8,933,987
5.15%, 9/15/2023	20,952,000	23,615,209
Vodafone Group PLC:
2.50%, 9/26/2022	5,606,000	5,807,760
2.95%, 2/19/2023 (a)	5,301,000	5,583,808
		125,686,426
TEXTILES — 0.0% (e)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	2,243,000	2,385,543
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc. 2.60%, 11/19/2022	995,000	1,031,188
TRANSPORTATION — 1.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	2,520,000	2,647,436
3.05%, 3/15/2022	593,000	608,531
3.05%, 9/1/2022	6,671,000	6,927,633
3.45%, 9/15/2021	5,326,000	5,400,138
Security Description	Principal Amount	Value
3.85%, 9/1/2023	$ 425,000	$ 460,738
Canadian Pacific Railway Co. 4.45%, 3/15/2023 (a)	81,000	87,248
FedEx Corp.:
2.63%, 8/1/2022	4,366,000	4,519,814
3.40%, 1/14/2022	6,388,000	6,587,944
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	207,960
Norfolk Southern Corp.:
2.90%, 2/15/2023	3,507,000	3,671,548
3.00%, 4/1/2022	1,939,000	1,990,868
3.25%, 12/1/2021	4,405,000	4,488,915
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	394,000	406,691
Series MTN, 2.80%, 3/1/2022	2,112,000	2,165,793
Series MTN, 2.88%, 6/1/2022	2,947,000	3,044,723
Series MTN, 3.40%, 3/1/2023	5,516,000	5,844,699
Series MTN, 3.45%, 11/15/2021	2,980,000	3,051,550
Series MTN, 3.88%, 12/1/2023	2,000,000	2,181,580
Union Pacific Corp.:
2.75%, 4/15/2023	175,000	183,299
2.95%, 3/1/2022	5,886,000	6,067,053
2.95%, 1/15/2023	457,000	477,556
3.50%, 6/8/2023	685,000	734,238
4.16%, 7/15/2022	7,271,000	7,626,188
United Parcel Service, Inc.:
2.35%, 5/16/2022	7,512,000	7,712,345
2.45%, 10/1/2022	7,948,000	8,246,686
2.50%, 4/1/2023	6,076,000	6,361,572
		91,702,746
TOTAL CORPORATE BONDS & NOTES (Cost $7,092,061,797)		7,197,420,951
Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (f) (g)	97,003,511	97,003,511

See accompanying notes to financial statements.
61

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	115,509,050	$ 115,509,050
TOTAL SHORT-TERM INVESTMENTS (Cost $212,512,561)		212,512,561
TOTAL INVESTMENTS — 102.2% (Cost $7,304,574,358)		7,409,933,512
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(156,186,638)
NET ASSETS — 100.0%		$ 7,253,746,874
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,197,420,951	$—	$7,197,420,951
Short-Term Investments	212,512,561	—	—	212,512,561
TOTAL INVESTMENTS	$212,512,561	$7,197,420,951	$—	$7,409,933,512
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 9,359,111	$ 9,359,111	$—	$—	—	$ —	$ 27
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,086,797	133,086,797	828,182,836	864,266,122	—	—	97,003,511	97,003,511	18,159
State Street Navigator Securities Lending Portfolio II	166,487,328	166,487,328	378,520,535	429,498,813	—	—	115,509,050	115,509,050	192,575
Total		$299,574,125	$1,216,062,482	$1,303,124,046	$—	$—		$212,512,561	$210,761
See accompanying notes to financial statements.
62

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Bonds:
6.25%, 8/15/2023	$ 7,002,300	$ 8,114,462
7.13%, 2/15/2023	5,242,000	6,011,509
7.25%, 8/15/2022	3,497,000	3,897,516
7.63%, 11/15/2022 (a)	3,029,400	3,450,439
Treasury Notes:
0.13%, 4/30/2022	39,843,800	39,851,582
0.13%, 5/31/2022	37,498,600	37,502,994
0.13%, 6/30/2022	37,774,900	37,780,802
0.13%, 7/31/2022	45,032,800	45,038,077
0.13%, 8/31/2022	43,663,200	43,664,906
0.13%, 9/30/2022	43,223,900	43,225,588
0.13%, 10/31/2022	50,014,000	50,017,908
0.13%, 11/30/2022	24,974,600	24,976,551
0.13%, 12/31/2022	29,500,000	29,501,152
0.13%, 5/15/2023	38,365,500	38,353,511
0.13%, 7/15/2023	43,349,800	43,326,093
0.13%, 8/15/2023	45,376,400	45,348,040
0.13%, 9/15/2023	47,655,800	47,618,569
0.13%, 10/15/2023	45,949,400	45,913,502
0.13%, 12/15/2023	45,000,000	44,947,266
0.25%, 4/15/2023	37,659,500	37,753,649
0.25%, 6/15/2023	38,090,100	38,188,301
0.25%, 11/15/2023	49,441,700	49,576,892
0.38%, 3/31/2022	37,828,800	37,949,971
0.50%, 3/15/2023	34,959,300	35,240,613
1.13%, 2/28/2022	43,738,800	44,249,656
1.25%, 7/31/2023	28,041,700	28,836,945
1.38%, 1/31/2022	11,167,900	11,319,277
1.38%, 10/15/2022	31,050,900	31,739,842
1.38%, 2/15/2023	32,817,000	33,678,446
1.38%, 6/30/2023	27,796,300	28,645,390
1.38%, 8/31/2023	25,203,200	26,024,273
1.38%, 9/30/2023	28,163,300	29,107,211
1.50%, 1/31/2022	20,030,900	20,328,234
1.50%, 8/15/2022 (a)	34,450,800	35,217,869
1.50%, 9/15/2022	43,325,100	44,332,070
1.50%, 1/15/2023	29,600,000	30,423,250
1.50%, 2/28/2023	23,185,900	23,866,986
1.50%, 3/31/2023	23,201,900	23,907,020
1.63%, 8/15/2022 (a)	17,145,000	17,560,900
1.63%, 8/31/2022	37,096,300	38,013,564
1.63%, 11/15/2022	56,845,800	58,426,824
1.63%, 12/15/2022	39,470,600	40,623,882
1.63%, 4/30/2023 (a)	26,880,600	27,804,621
1.63%, 5/31/2023	23,205,600	24,030,487
1.63%, 10/31/2023	24,187,800	25,194,995
1.75%, 2/28/2022	18,847,700	19,203,303
1.75%, 3/31/2022	24,260,100	24,750,988
1.75%, 4/30/2022	22,837,000	23,331,207
1.75%, 5/15/2022	33,295,700	34,031,847
1.75%, 5/31/2022	31,898,500	32,627,431
1.75%, 6/15/2022 (a)	43,254,400	44,271,555
Security Description	Principal Amount	Value
1.75%, 6/30/2022	$ 32,051,000	$ 32,827,235
1.75%, 7/15/2022	31,243,700	32,021,131
1.75%, 9/30/2022	22,920,900	23,566,446
1.75%, 1/31/2023	19,626,900	20,286,241
1.75%, 5/15/2023	47,141,400	48,931,300
1.88%, 1/31/2022	25,570,400	26,053,840
1.88%, 2/28/2022	31,191,800	31,824,165
1.88%, 3/31/2022	32,883,900	33,599,382
1.88%, 4/30/2022	26,742,000	27,362,498
1.88%, 5/31/2022	27,966,800	28,658,323
1.88%, 7/31/2022	24,711,100	25,391,620
1.88%, 8/31/2022	17,740,600	18,252,721
1.88%, 9/30/2022	22,699,200	23,388,156
1.88%, 10/31/2022	26,649,500	27,496,871
2.00%, 2/15/2022	28,448,300	29,045,047
2.00%, 7/31/2022	28,323,700	29,159,028
2.00%, 10/31/2022	27,014,500	27,934,681
2.00%, 11/30/2022	55,551,600	57,530,626
2.00%, 2/15/2023	49,097,900	51,034,966
2.13%, 5/15/2022	35,455,300	36,423,396
2.13%, 6/30/2022	26,601,300	27,395,183
2.13%, 12/31/2022	53,729,700	55,859,999
2.13%, 11/30/2023	21,128,500	22,338,437
2.25%, 4/15/2022	38,424,400	39,473,566
2.25%, 12/31/2023	25,000,000	26,558,594
2.38%, 3/15/2022	33,901,400	34,813,824
2.38%, 1/31/2023	33,103,400	34,639,605
2.50%, 1/15/2022	14,734,200	15,095,648
2.50%, 2/15/2022	29,822,400	30,614,558
2.50%, 3/31/2023	25,974,800	27,346,594
2.50%, 8/15/2023	42,307,500	44,912,056
2.63%, 2/28/2023	24,632,600	25,950,829
2.63%, 6/30/2023	26,643,100	28,283,316
2.63%, 12/31/2023	25,000,000	26,832,031
2.75%, 4/30/2023	29,785,700	31,586,804
2.75%, 5/31/2023	26,766,100	28,441,073
2.75%, 7/31/2023	26,677,200	28,461,238
2.75%, 8/31/2023	20,531,200	21,944,324
2.75%, 11/15/2023	54,944,100	59,030,567
2.88%, 9/30/2023	28,056,400	30,138,711
2.88%, 10/31/2023	26,306,200	28,320,268
2.88%, 11/30/2023	24,974,600	26,941,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,978,487,729)		2,984,564,214
Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c)	643,987	643,987

See accompanying notes to financial statements.
63

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	3,586,149	$ 3,586,149
TOTAL SHORT-TERM INVESTMENTS (Cost $4,230,136)		4,230,136
TOTAL INVESTMENTS — 99.8% (Cost $2,982,717,865)		2,988,794,350
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,110,557
NET ASSETS — 100.0%		$ 2,994,904,907

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,984,564,214	$—	$2,984,564,214
Short-Term Investments	4,230,136	—	—	4,230,136
TOTAL INVESTMENTS	$4,230,136	$2,984,564,214	$—	$2,988,794,350
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,379,258	$ 2,379,258	$ 75,210,573	$ 76,945,844	$—	$—	643,987	$ 643,987	$ 1,168
State Street Navigator Securities Lending Portfolio II	276,433,451	276,433,451	790,237,720	1,063,085,022	—	—	3,586,149	3,586,149	69,295
Total		$278,812,709	$865,448,293	$1,140,030,866	$—	$—		$4,230,136	$70,463
See accompanying notes to financial statements.
64

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.25%, 2/15/2050	$ 21,076,970	$ 25,149,221
0.63%, 2/15/2043	33,601,083	41,929,352
0.75%, 2/15/2042	34,660,028	44,177,649
0.75%, 2/15/2045	32,485,921	41,966,035
0.88%, 2/15/2047	26,085,369	35,107,221
1.00%, 2/15/2046 (a)	26,601,453	36,325,943
1.00%, 2/15/2048	25,651,005	35,751,655
1.00%, 2/15/2049	19,853,367	27,989,251
1.38%, 2/15/2044 (a)	33,281,745	47,979,821
1.75%, 1/15/2028	25,192,042	30,929,535
2.00%, 1/15/2026	36,062,421	42,899,486
2.13%, 2/15/2040	23,846,951	36,982,286
2.13%, 2/15/2041	36,003,151	56,536,411
2.38%, 1/15/2025	49,707,909	58,105,209
2.38%, 1/15/2027	29,451,032	36,651,158
2.50%, 1/15/2029	23,393,549	30,757,222
3.38%, 4/15/2032	9,955,948	15,183,841
3.63%, 4/15/2028	34,640,994	47,687,597
3.88%, 4/15/2029 (a)	39,892,090	57,526,868
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022	59,102,244	60,188,674
0.13%, 4/15/2022	60,536,997	61,826,195
0.13%, 7/15/2022	60,015,786	61,917,546
0.13%, 1/15/2023	59,545,740	61,894,379
0.13%, 7/15/2024	56,794,298	60,859,901
0.13%, 10/15/2024	45,105,873	48,388,712
0.13%, 4/15/2025	45,891,278	49,387,437
0.13%, 10/15/2025	36,055,251	39,225,709
0.13%, 7/15/2026	48,649,686	53,541,881
0.13%, 1/15/2030	50,362,485	56,219,876
0.13%, 7/15/2030	56,208,042	63,110,876
0.25%, 1/15/2025	58,787,412	63,475,197
0.25%, 7/15/2029	52,522,250	59,509,543
0.38%, 7/15/2023	60,453,981	64,092,283
0.38%, 7/15/2025	57,516,534	63,217,152
0.38%, 1/15/2027	54,496,045	60,848,794
0.38%, 7/15/2027	51,590,911	58,075,236
Security Description	Principal Amount	Value
0.50%, 4/15/2024	$ 42,561,824	$ 45,646,677
0.50%, 1/15/2028	52,604,184	59,664,050
0.63%, 4/15/2023	63,831,971	67,251,108
0.63%, 1/15/2024	56,128,721	60,277,062
0.63%, 1/15/2026	59,658,900	66,646,815
0.75%, 7/15/2028	47,698,256	55,526,138
0.88%, 1/15/2029	48,319,669	56,826,201
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,956,650,059)		2,147,253,203
	Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c)	735,342	735,342
State Street Navigator Securities Lending Portfolio II (d) (e)	5,716,628	5,716,628
TOTAL SHORT-TERM INVESTMENTS (Cost $6,451,970)		6,451,970
TOTAL INVESTMENTS — 100.0% (Cost $1,963,102,029)		2,153,705,173
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		150,115
NET ASSETS — 100.0%		$ 2,153,855,288
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
*	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,147,253,203	$—	$2,147,253,203
Short-Term Investments	6,451,970	—	—	6,451,970
TOTAL INVESTMENTS	$6,451,970	$2,147,253,203	$—	$2,153,705,173
See accompanying notes to financial statements.
65

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 65,798,345	$ 65,063,003	$—	$—	735,342	$ 735,342	$ —
State Street Navigator Securities Lending Portfolio II	483,423,801	483,423,801	398,752,129	876,459,302	—	—	5,716,628	5,716,628	133,053
Total		$483,423,801	$464,550,474	$941,522,305	$—	$—		$6,451,970	$133,053
See accompanying notes to financial statements.
66

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
5.25%, 11/15/2028	$ 5,539,900	$ 7,462,418
5.25%, 2/15/2029	5,007,500	6,784,380
5.50%, 8/15/2028	4,930,600	6,686,356
6.00%, 2/15/2026	4,553,800	5,847,008
6.13%, 11/15/2027	6,861,900	9,415,813
6.13%, 8/15/2029	4,390,700	6,357,596
6.25%, 5/15/2030	5,243,200	7,808,272
6.38%, 8/15/2027	1,661,900	2,289,008
6.50%, 11/15/2026 (a)	2,888,300	3,893,338
6.63%, 2/15/2027	2,773,800	3,796,422
6.75%, 8/15/2026	2,467,100	3,328,465
6.88%, 8/15/2025	2,093,200	2,719,034
7.50%, 11/15/2024 (a)	4,631,700	5,925,681
7.63%, 2/15/2025	4,244,600	5,520,965
Treasury Notes:
0.25%, 5/31/2025	27,277,000	27,223,725
0.25%, 6/30/2025	25,716,100	25,649,801
0.25%, 7/31/2025	27,351,600	27,270,400
0.25%, 8/31/2025	28,970,600	28,873,277
0.25%, 9/30/2025	31,702,100	31,578,264
0.25%, 10/31/2025 (a)	21,907,900	21,813,765
0.25%, 12/31/2025	12,750,000	12,759,961
0.38%, 4/30/2025	26,084,200	26,179,978
0.38%, 11/30/2025 (a)	19,861,600	19,889,530
0.38%, 7/31/2027	26,471,500	26,119,925
0.38%, 9/30/2027	30,075,800	29,615,264
0.50%, 3/31/2025	23,757,400	23,974,558
0.50%, 4/30/2027	20,338,100	20,285,666
0.50%, 5/31/2027	20,443,500	20,371,628
0.50%, 6/30/2027	22,748,300	22,650,553
0.50%, 8/31/2027	28,289,600	28,112,790
0.50%, 10/31/2027	19,625,100	19,468,712
0.63%, 3/31/2027	14,769,300	14,856,993
0.63%, 11/30/2027	31,999,000	31,989,000
0.63%, 12/31/2027	18,500,000	18,479,766
0.63%, 5/15/2030	49,459,600	48,362,215
0.63%, 8/15/2030	61,508,400	59,980,301
0.88%, 11/15/2030 (a)	34,561,300	34,442,496
1.13%, 2/28/2025	23,182,200	23,999,010
1.13%, 2/28/2027	7,621,100	7,902,723
1.25%, 8/31/2024	20,114,900	20,864,494
1.38%, 1/31/2025	20,683,700	21,616,083
1.38%, 8/31/2026	13,818,900	14,534,676
1.50%, 9/30/2024	21,645,700	22,667,106
1.50%, 10/31/2024	22,004,900	23,062,167
1.50%, 11/30/2024	22,713,400	23,817,129
1.50%, 8/15/2026	36,256,000	38,383,208
1.50%, 1/31/2027	13,422,900	14,226,177
1.50%, 2/15/2030	38,830,200	41,087,205
1.63%, 2/15/2026	33,716,400	35,855,284
1.63%, 5/15/2026	33,239,000	35,386,551
1.63%, 9/30/2026	11,230,900	11,972,315
Security Description	Principal Amount	Value
1.63%, 10/31/2026	$ 14,879,900	$ 15,868,018
1.63%, 11/30/2026	14,703,800	15,684,819
1.63%, 8/15/2029 (a)	28,724,600	30,730,834
1.75%, 6/30/2024	19,958,800	21,028,467
1.75%, 7/31/2024	22,092,500	23,302,410
1.75%, 12/31/2024	20,770,600	22,000,609
1.75%, 12/31/2026	12,521,900	13,455,173
1.75%, 11/15/2029 (a)	20,746,300	22,422,212
1.88%, 8/31/2024	16,264,900	17,243,335
1.88%, 6/30/2026	13,306,700	14,355,642
1.88%, 7/31/2026	16,274,100	17,567,128
2.00%, 4/30/2024	15,786,100	16,730,799
2.00%, 5/31/2024	27,285,800	28,952,792
2.00%, 6/30/2024	14,353,300	15,248,139
2.00%, 2/15/2025	35,020,500	37,499,295
2.00%, 8/15/2025	35,548,300	38,294,962
2.00%, 11/15/2026	31,845,700	34,657,078
2.13%, 2/29/2024	5,862,200	6,220,802
2.13%, 3/31/2024	33,555,200	35,652,400
2.13%, 7/31/2024	15,037,700	16,062,143
2.13%, 9/30/2024	15,448,700	16,536,144
2.13%, 11/30/2024	14,466,300	15,520,758
2.13%, 5/15/2025	33,110,300	35,738,430
2.13%, 5/31/2026	16,781,100	18,317,619
2.25%, 1/31/2024	15,724,500	16,726,937
2.25%, 4/30/2024	22,221,500	23,735,340
2.25%, 10/31/2024	14,479,400	15,587,979
2.25%, 11/15/2024	38,197,000	41,151,299
2.25%, 12/31/2024	16,009,200	17,276,178
2.25%, 11/15/2025	36,809,300	40,199,782
2.25%, 3/31/2026	18,129,800	19,879,042
2.25%, 2/15/2027	29,569,000	32,682,985
2.25%, 8/15/2027	34,439,300	38,184,574
2.25%, 11/15/2027	33,233,200	36,899,237
2.38%, 2/29/2024	15,459,900	16,525,184
2.38%, 8/15/2024	37,215,500	40,108,424
2.38%, 4/30/2026	12,275,900	13,554,320
2.38%, 5/15/2027	36,111,700	40,278,652
2.38%, 5/15/2029	33,181,400	37,500,167
2.50%, 1/31/2024	3,521,200	3,772,361
2.50%, 5/15/2024	35,461,800	38,207,319
2.50%, 1/31/2025	16,319,500	17,799,730
2.50%, 2/28/2026	15,701,800	17,402,011
2.63%, 3/31/2025	11,553,200	12,692,273
2.63%, 12/31/2025	12,645,600	14,063,290
2.63%, 1/31/2026	16,026,700	17,848,485
2.63%, 2/15/2029	38,909,600	44,667,005
2.75%, 2/15/2024	13,582,700	14,673,561
2.75%, 2/28/2025 (a)	16,511,400	18,199,949
2.75%, 6/30/2025	13,257,100	14,701,917
2.75%, 8/31/2025	12,984,800	14,438,489
2.75%, 2/15/2028	36,660,700	42,033,784
2.88%, 4/30/2025	15,400,300	17,108,771
2.88%, 5/31/2025	14,556,500	16,196,381
2.88%, 7/31/2025	12,943,100	14,446,724

See accompanying notes to financial statements.
67

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$ 15,466,600	$ 17,366,092
2.88%, 5/15/2028	38,265,700	44,328,422
2.88%, 8/15/2028	39,322,700	45,675,774
3.00%, 9/30/2025	14,522,500	16,342,351
3.00%, 10/31/2025	17,887,900	20,163,017
3.13%, 11/15/2028	40,160,000	47,545,675
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,511,577,232)		2,502,210,941
	Shares
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c)	2,050,016	2,050,016
State Street Navigator Securities Lending Portfolio II (d) (e)	92,929,366	92,929,366
TOTAL SHORT-TERM INVESTMENTS (Cost $94,979,382)		94,979,382
TOTAL INVESTMENTS — 103.4% (Cost $2,606,556,614)		2,597,190,323
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(84,324,737)
NET ASSETS — 100.0%		$ 2,512,865,586

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,502,210,941	$—	$2,502,210,941
Short-Term Investments	94,979,382	—	—	94,979,382
TOTAL INVESTMENTS	$94,979,382	$2,502,210,941	$—	$2,597,190,323
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,372,677	$ 3,372,677	$ 26,974,930	$ 28,297,591	$—	$—	2,050,016	$ 2,050,016	$ 788
State Street Navigator Securities Lending Portfolio II	212,738,390	212,738,390	1,059,379,099	1,179,188,123	—	—	92,929,366	92,929,366	135,945
Total		$ 216,111,067	$1,086,354,029	$1,207,485,714	$—	$—		$94,979,382	$136,733
See accompanying notes to financial statements.
68

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 67,000	$ 70,806
Lamar Media Corp.:
3.75%, 2/15/2028	20,000	20,529
4.00%, 2/15/2030	45,000	46,683
4.88%, 1/15/2029 (b)	65,000	69,187
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	125,000	126,689
National CineMedia LLC 5.88%, 4/15/2028 (a)	25,000	21,026
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	18,000	18,345
5.00%, 8/15/2027 (a)	60,000	61,559
5.63%, 2/15/2024	75,000	75,979
6.25%, 6/15/2025 (a)	125,000	132,425
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	125,000	138,429
		781,657
AEROSPACE & DEFENSE — 2.0%
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (b)	91,000	100,085
5.90%, 2/1/2027	100,000	118,041
6.75%, 1/15/2028	95,000	116,089
6.88%, 5/1/2025	145,000	171,020
Howmet Aerospace,Inc. 5.95%, 2/1/2037	46,000	55,652
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	50,000	52,397
Moog, Inc. 4.25%, 12/15/2027 (a)	33,000	34,511
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	135,000	136,282
5.75%, 10/15/2027 (a)	185,000	204,852
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	79,000	79,461
5.38%, 5/1/2026 (a)	95,000	97,949
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	26,367
3.95%, 6/15/2023	75,000	73,944
4.60%, 6/15/2028	28,000	27,597
5.50%, 1/15/2025 (a)	110,000	115,958
7.50%, 4/15/2025 (a)	150,000	161,497
SSL Robotics LLC 9.75%, 12/31/2023 (a)	176,000	198,966
TransDigm UK Holdings PLC 6.88%, 5/15/2026	60,000	63,534
Security Description	Principal Amount	Value
TransDigm, Inc.:
5.50%, 11/15/2027	$ 243,000	$ 255,604
6.25%, 3/15/2026 (a)	520,000	554,133
6.38%, 6/15/2026	110,000	113,861
6.50%, 7/15/2024 (b)	190,000	193,431
7.50%, 3/15/2027	108,000	115,650
8.00%, 12/15/2025 (a)	135,000	149,020
6.50%, 5/15/2025	135,000	139,132
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	107,000	105,837
7.75%, 8/15/2025	55,000	50,375
8.88%, 6/1/2024 (a)	148,000	162,408
		3,673,653
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	43,000	44,266
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	53,139
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	140,000	142,278
10.50%, 11/1/2026 (a)	139,000	150,144
		389,827
AIRLINES — 0.7%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	10,000	7,676
5.00%, 6/1/2022 (a)	140,000	125,709
American Airlines, Inc. 11.75%, 7/15/2025 (a)	330,000	380,695
Delta Air Lines, Inc.:
2.90%, 10/28/2024	100,000	98,566
3.63%, 3/15/2022	168,000	172,749
3.80%, 4/19/2023	100,000	102,317
7.38%, 1/15/2026	203,000	232,575
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	94,000	105,819
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	75,000	75,400
5.00%, 2/1/2024	49,000	48,632
		1,350,138
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	91,000	95,534
4.88%, 5/15/2026 (a)	90,000	97,509
5.38%, 5/15/2025 (a)	30,000	31,799
Levi Strauss & Co. 5.00%, 5/1/2025	116,000	119,168
Under Armour, Inc. 3.25%, 6/15/2026 (b)	10,000	10,054
William Carter Co.:
5.50%, 5/15/2025 (a)	15,000	15,938
5.63%, 3/15/2027 (a)	57,000	59,994

See accompanying notes to financial statements.
69

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wolverine World Wide, Inc.:
5.00%, 9/1/2026 (a)	$ 25,000	$ 25,449
6.38%, 5/15/2025 (a)	100,000	106,747
		562,192
AUTO MANUFACTURERS — 4.2%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	90,000	92,070
5.88%, 6/1/2029 (a)	68,000	75,344
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	200,000	217,500
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	153,000	156,643
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	125,000	134,080
Ford Holdings LLC 9.30%, 3/1/2030	210,000	274,323
Ford Motor Co.:
4.35%, 12/8/2026 (b)	185,000	197,269
4.75%, 1/15/2043	250,000	253,375
5.29%, 12/8/2046	160,000	167,240
6.38%, 2/1/2029	150,000	168,643
6.63%, 10/1/2028	100,000	117,493
7.40%, 11/1/2046	125,000	151,584
7.45%, 7/16/2031	389,000	498,644
8.50%, 4/21/2023	435,000	489,166
9.00%, 4/22/2025	470,000	576,333
9.63%, 4/22/2030	205,000	289,936
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	137,000	139,326
3.22%, 1/9/2022	125,000	126,512
3.34%, 3/28/2022	100,000	101,297
3.35%, 11/1/2022	335,000	340,136
3.37%, 11/17/2023	120,000	122,412
3.38%, 11/13/2025	210,000	214,570
4.06%, 11/1/2024	210,000	220,389
4.13%, 8/4/2025	50,000	52,359
4.14%, 2/15/2023	120,000	123,421
4.25%, 9/20/2022	200,000	206,222
4.27%, 1/9/2027	30,000	31,638
4.54%, 8/1/2026	75,000	79,714
5.11%, 5/3/2029	150,000	167,118
5.13%, 6/16/2025	210,000	228,175
5.58%, 3/18/2024	250,000	270,437
5.60%, 1/7/2022	200,000	206,768
Series GMTN, 4.39%, 1/8/2026	10,000	10,520
Series MTN, 3.55%, 10/7/2022	70,000	71,295
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	25,000	23,448
5.63%, 2/1/2023 (a)	65,000	65,020
5.88%, 1/15/2028 (a) (b)	100,000	100,888
Security Description	Principal Amount	Value
7.75%, 10/15/2025 (a)	$ 200,000	$ 216,602
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	117,000	124,129
Navistar International Corp.:
6.63%, 11/1/2025 (a)	100,000	104,801
9.50%, 5/1/2025 (a)	60,000	67,367
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	80,000	88,543
Tesla, Inc. 5.30%, 8/15/2025 (a)	175,000	182,411
Wabash National Corp. 5.50%, 10/1/2025 (a) (b)	40,000	40,862
		7,586,023
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	100,000	102,608
Adient US LLC:
7.00%, 5/15/2026 (a)	92,000	100,136
9.00%, 4/15/2025 (a)	60,000	67,106
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	50,000	52,620
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	50,000	51,900
6.25%, 3/15/2026 (b)	87,000	90,079
6.50%, 4/1/2027 (b)	75,000	78,934
6.88%, 7/1/2028 (b)	75,000	80,705
Clarios Global L.P. 6.75%, 5/15/2025 (a)	95,000	102,362
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	109,000	116,933
8.50%, 5/15/2027 (a)	254,000	275,575
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	35,000	32,265
13.00%, 6/1/2024 (a)	55,000	64,402
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	120,000	124,511
6.50%, 6/1/2026 (a)	95,000	99,512
Dana, Inc.:
5.38%, 11/15/2027 (b)	35,000	37,140
5.50%, 12/15/2024	44,000	45,071
5.63%, 6/15/2028	60,000	64,675
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	105,000	110,506
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	49,000	55,617
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	45,000	46,184
5.00%, 5/31/2026 (b)	120,000	122,953
5.13%, 11/15/2023 (b)	60,000	60,281
9.50%, 5/31/2025	40,000	45,255

See accompanying notes to financial statements.
70

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	$ 20,000	$ 20,747
IHO Verwaltungs GmbH PIK:
6.38%, 5/15/2029 (a)	50,000	54,927
6.00%, 5/15/2027 (a)	90,000	95,243
Meritor, Inc.:
4.50%, 12/15/2028 (a)	50,000	51,283
6.25%, 6/1/2025 (a) (b)	50,000	53,978
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	108,000	99,145
7.88%, 1/15/2029 (a)	60,000	67,368
Titan International, Inc. 6.50%, 11/30/2023	25,000	23,175
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	125,000	134,587
		2,627,783
BANKS — 1.5%
CIT Group, Inc.:
5.00%, 8/15/2022	97,000	103,132
5.00%, 8/1/2023	100,000	109,123
5.25%, 3/7/2025	50,000	57,073
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	145,000	153,059
Commerzbank AG 8.13%, 9/19/2023 (a)	175,000	205,261
Deutsche Bank AG:
4.50%, 4/1/2025	236,000	255,255
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	58,000	61,121
Freedom Mortgage Corp.:
7.63%, 5/1/2026 (a)	80,000	84,545
8.13%, 11/15/2024 (a)	64,000	66,766
8.25%, 4/15/2025 (a)	140,000	146,427
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	215,000	235,029
5.71%, 1/15/2026 (a)	265,000	301,803
Lloyds Banking Group PLC 3 Month USD LIBOR + 1.27%, 6.66%, 5/21/2037 (a) (c)	150,000	190,112
Popular, Inc. 6.13%, 9/14/2023	6,000	6,438
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (b) (c)	110,000	142,566
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	64,000	68,893
UniCredit SpA:
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (c)	220,000	241,516
Security Description	Principal Amount	Value
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	$ 225,000	$ 272,012
		2,700,131
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	60,000	62,115
BUILDING MATERIALS — 1.0%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	50,000	51,053
Boise Cascade Co. 4.88%, 7/1/2030 (a)	50,000	54,113
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	17,000	18,397
6.75%, 6/1/2027 (a)	98,000	106,325
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	85,000	90,383
8.00%, 4/15/2026 (a)	55,000	57,779
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	75,000	78,000
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	15,000	16,208
Griffon Corp. 5.75%, 3/1/2028	64,000	67,973
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	36,000	36,915
4.88%, 12/15/2027 (a)	25,000	26,389
Louisiana-Pacific Corp. 4.88%, 9/15/2024 (b)	39,000	40,001
Masonite International Corp.:
5.38%, 2/1/2028 (a)	38,000	40,665
5.75%, 9/15/2026 (a)	70,000	73,234
Norbord, Inc.:
5.75%, 7/15/2027 (a)	83,000	89,226
6.25%, 4/15/2023 (a)	29,000	31,393
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	50,000	54,501
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	21,268
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	60,000	62,679
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	117,000	118,540
4.38%, 7/15/2030 (a)	130,000	139,110
4.75%, 1/15/2028 (a)	108,000	114,010
5.00%, 2/15/2027 (a)	150,000	157,015
Summit Materials LLC/Summit Materials Finance Corp.:
5.13%, 6/1/2025 (a)	50,000	50,788
5.25%, 1/15/2029 (a)	85,000	89,277

See accompanying notes to financial statements.
71

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
US Concrete, Inc. 5.13%, 3/1/2029 (a)	$ 75,000	$ 77,220
		1,762,462
CHEMICALS — 2.3%
Ashland LLC:
4.75%, 8/15/2022	3,000	3,144
6.88%, 5/15/2043	78,000	103,660
Atotech Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	25,000	25,389
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	25,000	26,565
Blue Cube Spinco LLC:
9.75%, 10/15/2023	8,000	8,213
10.00%, 10/15/2025	46,000	48,788
CF Industries, Inc.:
4.95%, 6/1/2043	95,000	116,975
5.15%, 3/15/2034	81,000	99,518
5.38%, 3/15/2044	75,000	94,957
Chemours Co.:
5.38%, 5/15/2027 (b)	45,000	48,042
5.75%, 11/15/2028 (a)	115,000	117,402
7.00%, 5/15/2025 (b)	70,000	72,431
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	102,000	89,876
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	150,000	150,786
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	54,000	55,560
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	109,000	112,048
HB Fuller Co. 4.25%, 10/15/2028	75,000	77,024
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	65,000	71,826
Ingevity Corp.:
3.88%, 11/1/2028 (a)	60,000	60,294
4.50%, 2/1/2026 (a)	25,000	25,410
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	30,000	33,068
Kraton Polymers LLC/Kraton Polymers Capital Corp.:
4.25%, 12/15/2025 (a)	100,000	102,027
7.00%, 4/15/2025 (a) (b)	67,000	70,517
Methanex Corp.:
4.25%, 12/1/2024	60,000	62,942
5.13%, 10/15/2027	131,000	142,237
5.25%, 12/15/2029	76,000	82,301
5.65%, 12/1/2044	50,000	54,045
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	50,000	52,367
Security Description	Principal Amount	Value
Nouryon Holding B.V. 8.00%, 10/1/2026 (a)	$ 100,000	$ 106,606
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a)	180,000	187,943
5.00%, 5/1/2025 (a)	75,000	79,291
5.25%, 8/1/2023 (a)	65,000	65,502
5.25%, 6/1/2027 (a)	10,000	10,671
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	65,000	66,787
OCI NV 5.25%, 11/1/2024 (a)	258,000	267,569
Olin Corp.:
5.00%, 2/1/2030	50,000	53,182
5.63%, 8/1/2029	107,000	116,004
9.50%, 6/1/2025 (a) (b)	155,000	193,204
PQ Corp. 5.75%, 12/15/2025 (a) (b)	5,000	5,127
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	100,000	101,707
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	116,000	100,600
7.63%, 1/15/2026 (a)	35,000	36,474
SPCM SA 4.88%, 9/15/2025 (a)	100,000	103,095
TPC Group, Inc. 10.50%, 8/1/2024 (a)	138,000	114,074
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	50,000	51,155
Tronox Finance PLC 5.75%, 10/1/2025 (a)	52,000	53,983
Tronox, Inc.:
6.50%, 5/1/2025 (a)	25,000	26,731
6.50%, 4/15/2026 (a)	100,000	104,199
Valvoline, Inc.:
3.63%, 6/15/2031 (a) (e)	25,000	25,638
4.25%, 2/15/2030 (a)	65,000	68,974
4.38%, 8/15/2025	50,000	51,643
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	30,000	28,349
WR Grace & Co-Conn:
4.88%, 6/15/2027 (a)	105,000	111,649
5.63%, 10/1/2024 (a)	44,000	47,542
		4,185,111
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	105,000	89,760
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	60,000	54,892

See accompanying notes to financial statements.
72

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	$ 75,000	$ 41,062
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	88,000	87,280
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	85,000	87,230
		360,224
COMMERCIAL SERVICES — 3.4%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	14,000	11,364
ADT Security Corp.:
3.50%, 7/15/2022	75,000	77,006
4.13%, 6/15/2023	100,000	106,541
4.88%, 7/15/2032 (a)	91,000	98,580
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	75,000	54,779
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	195,000	198,301
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	238,000	253,660
9.75%, 7/15/2027 (a)	129,000	140,140
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	50,000	51,243
4.63%, 10/1/2027 (a)	17,000	17,795
APTIM Corp. 7.75%, 6/15/2025 (a)	95,000	74,150
APX Group, Inc.:
6.75%, 2/15/2027 (a)	110,000	118,223
7.63%, 9/1/2023 (b)	25,000	25,950
7.88%, 12/1/2022	303,000	303,609
ASGN, Inc. 4.63%, 5/15/2028 (a)	43,000	44,760
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	75,000	75,839
5.75%, 7/15/2027 (a)	60,000	60,991
5.75%, 7/15/2027 (a)	58,000	59,124
10.50%, 5/15/2025 (a)	60,000	70,600
Brink's Co.:
4.63%, 10/15/2027 (a)	55,000	57,679
5.50%, 7/15/2025 (a)	70,000	74,709
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a) (b)	55,000	56,953
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	46,000	49,143
Cimpress PLC 7.00%, 6/15/2026 (a)	70,000	73,533
Security Description	Principal Amount	Value
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	$ 105,000	$ 111,922
8.25%, 11/15/2026 (a)	115,000	125,765
Garda World Security Corp. 4.63%, 2/15/2027 (a)	130,000	131,401
Gartner, Inc.:
3.75%, 10/1/2030 (a)	59,000	62,124
4.50%, 7/1/2028 (a)	120,000	126,671
Graham Holdings Co. 5.75%, 6/1/2026 (a)	100,000	105,198
GW B-CR Security Corp. 9.50%, 11/1/2027 (a) (b)	74,000	82,153
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	140,000	149,566
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	10,000	10,549
5.00%, 6/15/2028 (a)	30,000	32,286
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	26,030
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	25,000	26,480
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	154,000	151,160
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a)	50,000	51,588
5.50%, 10/1/2021 (a)	18,000	18,047
Nielsen Finance LLC/Nielsen Finance Co.:
5.00%, 4/15/2022 (a)	74,000	74,187
5.63%, 10/1/2028 (a)	125,000	135,925
5.88%, 10/1/2030 (a)	70,000	79,204
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	50,000	47,935
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	93,000	92,610
5.25%, 4/15/2024 (a)	105,000	112,140
5.75%, 4/15/2026 (a)	185,000	202,893
6.25%, 1/15/2028 (a)	145,000	155,552
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	50,000	51,430
RR Donnelley & Sons Co. 8.50%, 4/15/2029 (a)	25,000	31,210
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	75,000	75,989
7.38%, 9/1/2025 (a)	123,000	133,804
9.25%, 4/15/2025 (a)	125,000	148,998
Service Corp. International:
3.38%, 8/15/2030	66,000	68,604
4.63%, 12/15/2027	75,000	80,057
5.13%, 6/1/2029	75,000	83,378

See accompanying notes to financial statements.
73

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	$ 50,000	$ 51,791
Sotheby's 7.38%, 10/15/2027 (a) (b)	100,000	106,847
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	100,000	85,986
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	30,000	30,450
United Rentals North America, Inc.:
3.88%, 11/15/2027	83,000	87,616
3.88%, 2/15/2031	112,000	117,687
4.00%, 7/15/2030	67,000	70,637
4.88%, 1/15/2028	200,000	214,118
5.25%, 1/15/2030	82,000	91,333
5.50%, 5/15/2027	110,000	117,772
5.88%, 9/15/2026	110,000	116,416
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	80,000	86,959
WEX, Inc. 4.75%, 2/1/2023 (a)	73,000	73,091
		6,190,231
COMPUTERS — 1.4%
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	65,000	67,927
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	185,000	199,772
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	75,000	77,365
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	241,000	250,054
Dell, Inc.:
5.40%, 9/10/2040 (b)	46,000	51,697
6.50%, 4/15/2038 (b)	125,000	155,347
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	50,000	50,626
9.38%, 7/15/2025 (a)	100,000	111,453
EMC Corp. 3.38%, 6/1/2023	25,000	26,105
Everi Payments, Inc. 7.50%, 12/15/2025 (a)	4,000	4,142
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	85,000	26,008
MTS Systems Corp. 5.75%, 8/15/2027 (a)	25,000	27,109
NCR Corp.:
5.00%, 10/1/2028 (a)	62,000	65,309
5.25%, 10/1/2030 (a)	50,000	53,712
5.75%, 9/1/2027 (a)	45,000	47,758
6.13%, 9/1/2029 (a)	85,000	94,281
8.13%, 4/15/2025 (a)	30,000	33,364
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	65,000	68,795
Security Description	Principal Amount	Value
Science Applications International Corp. 4.88%, 4/1/2028 (a)	$ 40,000	$ 42,546
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	40,000	40,004
3.38%, 7/15/2031 (a)	140,000	140,287
4.75%, 1/1/2025	200,000	217,920
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	132,000	136,196
Unisys Corp. 6.88%, 11/1/2027 (a)	163,000	178,666
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	125,000	126,829
Western Digital Corp. 4.75%, 2/15/2026 (b)	210,000	232,787
		2,526,059
COSMETICS/PERSONAL CARE — 0.2%
Avon Products, Inc. 7.00%, 3/15/2023 (b)	87,000	93,990
Coty, Inc. 6.50%, 4/15/2026 (a)	100,000	97,221
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	170,000	182,560
		373,771
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	63,000	65,466
5.88%, 5/15/2026 (a)	60,000	62,442
Avient Corp.:
5.25%, 3/15/2023	23,000	24,790
5.75%, 5/15/2025 (a)	90,000	95,512
Core & Main Holdings L.P. 8.63%, 9/15/2024 (a)	60,000	61,232
Core & Main L.P. 6.13%, 8/15/2025 (a)	70,000	72,115
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	100,000	109,072
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	65,000	65,679
IAA, Inc. 5.50%, 6/15/2027 (a)	56,000	59,360
Performance Food Group, Inc.:
5.50%, 6/1/2024 (a)	100,000	100,723
5.50%, 10/15/2027 (a)	132,000	139,243
6.88%, 5/1/2025 (a) (b)	75,000	80,325
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	50,000	52,733
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	34,000	35,944
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a) (b)	155,000	147,743

See accompanying notes to financial statements.
74

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
9.00%, 11/15/2026 (a)	$ 110,000	$ 104,099
REGS, 13.13%, 11/15/2027 (a)	75,000	60,349
		1,336,827
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (c)	130,000	129,717
AG Issuer LLC 6.25%, 3/1/2028 (a)	115,000	117,046
Ally Financial, Inc. 5.75%, 11/20/2025	20,000	23,265
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	295,000	309,836
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	60,000	62,242
6.63%, 3/15/2026	85,000	90,516
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	100,000	95,441
Enova International, Inc.:
8.50%, 9/1/2024 (a)	30,000	29,722
8.50%, 9/15/2025 (a)	100,000	98,072
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	135,000	143,038
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	50,000	49,736
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	95,000	91,271
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a)	125,000	135,050
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	180,437	161,020
goeasy, Ltd. 5.38%, 12/1/2024 (a)	74,000	77,127
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	119,000	123,983
5.25%, 5/15/2027	113,000	121,008
6.25%, 5/15/2026	177,000	187,645
6.38%, 12/15/2025	270,000	279,696
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/3/2026 (a)	200,000	208,910
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	29,000	30,451
LPL Holdings, Inc.:
4.63%, 11/15/2027 (a)	60,000	62,057
5.75%, 9/15/2025 (a)	170,000	175,756
Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	$ 30,000	$ 31,383
5.50%, 8/15/2028 (a)	146,000	154,531
6.00%, 1/15/2027 (a)	60,000	63,838
Navient Corp.:
5.00%, 3/15/2027	140,000	141,329
5.50%, 1/25/2023	160,000	168,061
5.88%, 10/25/2024	50,000	53,129
6.50%, 6/15/2022	85,000	89,700
6.75%, 6/25/2025	60,000	65,464
6.75%, 6/15/2026 (b)	55,000	59,891
7.25%, 9/25/2023	50,000	54,854
Series MTN, 5.63%, 8/1/2033	29,000	27,825
Series MTN, 6.13%, 3/25/2024	135,000	143,567
Series MTN, 7.25%, 1/25/2022	205,000	213,741
NFP Corp. 6.88%, 8/15/2028 (a)	265,000	282,999
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	58,000	56,724
OneMain Finance Corp.:
4.00%, 9/15/2030	45,000	46,668
5.38%, 11/15/2029	13,000	14,515
5.63%, 3/15/2023	90,000	96,992
6.13%, 5/15/2022	166,000	176,151
6.13%, 3/15/2024	134,000	146,518
6.88%, 3/15/2025	140,000	162,747
7.13%, 3/15/2026	179,000	210,207
7.75%, 10/1/2021	50,000	52,608
8.25%, 10/1/2023	13,000	14,874
8.88%, 6/1/2025	60,000	67,839
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	50,050
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	70,000	73,940
PRA Group, Inc. 7.38%, 9/1/2025 (a)	115,000	124,109
Quicken Loans LLC 5.25%, 1/15/2028 (a)	100,000	106,832
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a)	55,000	56,101
3.88%, 3/1/2031 (a)	145,000	150,366
SLM Corp. 4.20%, 10/29/2025	30,000	31,717
Springleaf Finance Corp. 6.63%, 1/15/2028	95,000	113,148
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	105,000	114,475
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	92,000	90,262

See accompanying notes to financial statements.
75

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Shore Financial Services LLC 5.50%, 11/15/2025 (a)	$ 30,000	$ 31,551
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a)	48,000	27,955
		6,369,266
ELECTRIC — 2.9%
Calpine Corp.:
3.75%, 3/1/2031 (a)	175,000	173,231
4.50%, 2/15/2028 (a)	94,000	98,177
4.63%, 2/1/2029 (a)	75,000	76,979
5.00%, 2/1/2031 (a)	75,000	78,236
5.13%, 3/15/2028 (a)	157,000	165,329
5.25%, 6/1/2026 (a)	101,000	104,535
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	119,000	127,418
5.00%, 9/15/2026	25,000	25,955
5.75%, 10/15/2025	50,000	52,688
DPL, Inc.:
4.13%, 7/1/2025 (a)	50,000	54,054
4.35%, 4/15/2029	19,000	21,295
Drax Finco PLC 6.63%, 11/1/2025 (a)	125,000	130,766
Electricite de France SA:
USD 10 year swap rate + 3.71%, 5.25%, 1/29/2023 (a) (c)	215,000	227,416
USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	240,000	259,090
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	81,000	94,790
FirstEnergy Corp.:
2.05%, 3/1/2025	25,000	24,940
2.65%, 3/1/2030	50,000	49,948
Series A, 2.85%, 7/15/2022	95,000	96,619
Series B, 2.25%, 9/1/2030 (b)	75,000	72,587
Series B, 3.90%, 7/15/2027	150,000	165,048
Series B, 4.25%, 3/15/2023	100,000	105,596
Series C, 3.40%, 3/1/2050	150,000	144,706
Series C, 4.85%, 7/15/2047	250,000	310,822
Series C, 7.38%, 11/15/2031	150,000	213,682
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	50,000	63,137
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	80,000	85,719
4.25%, 7/15/2024 (a)	20,000	21,444
4.25%, 9/15/2024 (a)	4,000	4,293
4.50%, 9/15/2027 (a)	78,000	86,995
Security Description	Principal Amount	Value
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	$ 55,000	$ 56,294
3.63%, 2/15/2031 (a)	75,000	77,191
5.25%, 6/15/2029 (a)	25,000	27,482
5.75%, 1/15/2028	46,000	50,202
6.63%, 1/15/2027	200,000	211,328
7.25%, 5/15/2026	82,000	86,539
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	85,000	89,756
PG&E Corp.:
5.00%, 7/1/2028	110,000	117,520
5.25%, 7/1/2030	135,000	148,769
Pike Corp. 5.50%, 9/1/2028 (a)	60,000	63,197
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	132,000	107,307
6.63%, 1/15/2028 (a)	115,000	120,057
7.25%, 5/15/2027 (a)	90,000	95,539
7.63%, 6/1/2028 (a)	65,000	70,207
10.50%, 1/15/2026 (a)	95,000	84,559
Terraform Global Operating LLC 6.13%, 3/1/2026 (a) (b)	185,000	189,951
TransAlta Corp. 6.50%, 3/15/2040	100,000	109,813
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	112,000	119,308
5.50%, 9/1/2026 (a)	145,000	151,365
5.63%, 2/15/2027 (a)	130,000	138,203
		5,250,082
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	64,000	66,270
4.75%, 6/15/2028 (a)	40,000	42,090
EnerSys:
4.38%, 12/15/2027 (a)	70,000	73,979
5.00%, 4/30/2023 (a) (b)	44,000	46,035
WESCO Distribution, Inc.:
5.38%, 12/15/2021	4,000	4,002
5.38%, 6/15/2024	154,000	157,890
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	155,000	170,419
7.25%, 6/15/2028 (a)	180,000	204,496
		765,181
ELECTRONICS — 0.4%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	160,000	170,961
Ingram Micro, Inc.:
5.00%, 8/10/2022 (b)	25,000	25,774
5.45%, 12/15/2024	35,000	40,296
Itron, Inc. 5.00%, 1/15/2026 (a)	32,000	32,693

See accompanying notes to financial statements.
76

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	$ 155,000	$ 166,891
5.63%, 11/1/2024 (a)	35,000	39,154
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	80,000	82,874
4.38%, 2/15/2030 (a)	44,000	47,543
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	58,000	59,328
		665,514
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	127,000	135,359
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	94,000	97,265
4.75%, 1/15/2030 (a)	39,000	41,918
5.00%, 1/31/2028 (a)	90,000	101,074
		375,616
ENGINEERING & CONSTRUCTION — 0.6%
AECOM:
5.13%, 3/15/2027	110,000	122,299
5.88%, 10/15/2024	108,000	119,890
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	200,000	203,830
Fluor Corp. 3.50%, 12/15/2024	170,000	167,800
frontdoor, Inc. 6.75%, 8/15/2026 (a)	70,000	74,741
MasTec, Inc. 4.50%, 8/15/2028 (a)	40,000	41,942
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	50,000	51,521
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	90,000	100,123
TopBuild Corp. 5.63%, 5/1/2026 (a)	100,000	103,532
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	99,000	96,905
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	80,000	83,681
		1,166,264
ENTERTAINMENT — 2.6%
Affinity Gaming 6.88%, 12/15/2027 (a)	65,000	67,974
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	15,000	15,539
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a)	55,000	38,133
Security Description	Principal Amount	Value
12.00%, 6/15/2026 (a)	$ 59,565	$ 13,017
Bally's Corp. 6.75%, 6/1/2027 (a)	65,000	69,902
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	75,000	78,727
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	220,000	243,500
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	125,000	132,391
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	74,000	76,167
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024 (b)	50,000	50,279
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	143,000	149,385
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	77,000	81,532
Cinemark USA, Inc.:
4.88%, 6/1/2023	190,000	181,288
5.13%, 12/15/2022	34,000	33,344
8.75%, 5/1/2025 (a)	35,000	38,175
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	50,000	50,274
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	395,000	420,584
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	140,000	141,322
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	50,000	50,750
Enterprise Development Authority 12.00%, 7/15/2024 (a)	45,000	50,729
International Game Technology PLC:
5.25%, 1/15/2029 (a)	150,000	161,452
6.25%, 2/15/2022 (a)	116,000	118,943
6.50%, 2/15/2025 (a) (b)	220,000	246,017
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	95,000	97,468
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	25,000	25,393
6.38%, 2/1/2024 (a)	95,000	97,640
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (e)	80,000	80,852
4.75%, 10/15/2027 (a)	99,000	101,425
4.88%, 11/1/2024 (a)	75,000	75,985

See accompanying notes to financial statements.
77

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 3/15/2026 (a)	$ 50,000	$ 51,461
6.50%, 5/15/2027 (a)	130,000	145,443
Merlin Entertainments PLC 5.75%, 6/15/2026 (a) (b)	100,000	104,992
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	50,000	52,250
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	90,000	96,510
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	25,000	26,125
Powdr Corp. 6.00%, 8/1/2025 (a) (b)	25,000	26,255
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	110,000	113,447
7.00%, 5/15/2028 (a)	94,000	100,915
7.25%, 11/15/2029 (a)	14,000	15,343
8.25%, 3/15/2026 (a)	125,000	134,619
8.63%, 7/1/2025 (a)	85,000	93,109
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	30,000	32,590
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	140,000	140,140
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	16,274
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	160,000	168,640
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	37,523
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	103,000	100,849
5.50%, 4/15/2026 (a)	70,000	72,575
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	5,000	5,414
REGS, 5.13%, 10/1/2029 (a)	127,000	132,791
		4,655,452
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	55,000	58,071
5.13%, 7/15/2029 (a)	30,000	32,804
Covanta Holding Corp.:
5.00%, 9/1/2030	35,000	37,460
5.88%, 7/1/2025	106,000	110,247
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	35,000	35,622
3.75%, 8/1/2025 (a)	99,000	101,509
Security Description	Principal Amount	Value
4.00%, 8/1/2028 (a) (b)	$ 45,000	$ 45,400
4.25%, 6/1/2025 (a)	15,000	15,596
5.13%, 12/15/2026 (a)	36,000	38,350
8.50%, 5/1/2027 (a)	28,000	31,158
Harsco Corp. 5.75%, 7/31/2027 (a)	75,000	79,399
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	50,000	51,306
5.38%, 7/15/2024 (a)	105,000	109,422
Tervita Corp. 11.00%, 12/1/2025 (a)	50,000	53,824
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	53,018
		853,186
FOOD — 3.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	26,000	26,404
3.50%, 2/15/2023 (a)	29,000	29,708
3.50%, 3/15/2029 (a)	104,000	105,176
4.63%, 1/15/2027 (a)	151,000	160,442
4.88%, 2/15/2030 (a)	51,000	56,121
5.75%, 3/15/2025	170,000	175,199
5.88%, 2/15/2028 (a)	190,000	206,785
7.50%, 3/15/2026 (a)	100,000	111,653
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	50,000	51,650
5.25%, 9/15/2027	72,000	76,416
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	100,000	99,740
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	85,000	86,251
7.50%, 4/15/2025 (a)	90,000	94,303
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	19,000	19,860
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	105,000	119,166
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	74,000	75,556
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	50,000	51,366
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	140,000	144,094
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	94,000	98,206
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	250,000	260,935
3.50%, 6/6/2022	25,000	26,076
3.75%, 4/1/2030 (a)	120,000	128,365
3.88%, 5/15/2027 (a)	105,000	113,110
3.95%, 7/15/2025	112,000	122,901

See accompanying notes to financial statements.
78

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/1/2031 (a)	$ 120,000	$ 134,022
4.38%, 6/1/2046	430,000	463,398
4.63%, 1/30/2029	200,000	228,378
5.00%, 7/15/2035	125,000	150,595
5.00%, 6/4/2042	330,000	386,512
5.20%, 7/15/2045	215,000	254,745
5.50%, 6/1/2050 (a)	269,000	336,726
6.50%, 2/9/2040	50,000	67,724
6.75%, 3/15/2032	120,000	159,679
6.88%, 1/26/2039	100,000	138,957
7.13%, 8/1/2039 (a)	75,000	106,711
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	100,000	104,534
4.88%, 11/1/2026 (a)	85,000	88,759
4.88%, 5/15/2028 (a)	71,000	79,680
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	120,000	123,139
5.88%, 9/30/2027 (a)	130,000	140,939
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	55,000	57,852
5.00%, 8/15/2026 (a)	250,000	258,520
5.50%, 12/15/2029 (a)	90,000	98,189
5.63%, 1/15/2028 (a)	70,000	74,774
5.75%, 3/1/2027 (a)	83,000	87,907
Safeway, Inc. 7.25%, 2/1/2031 (b)	35,000	41,035
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a) (b)	75,000	79,202
Simmons Foods, Inc.:
5.75%, 11/1/2024 (a) (b)	125,000	127,745
7.75%, 1/15/2024 (a)	7,000	7,289
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	65,000	67,291
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	120,000	125,431
US Foods, Inc.:
5.88%, 6/15/2024 (a)	150,000	151,845
6.25%, 4/15/2025 (a)	80,000	85,481
		6,666,542
FOOD SERVICE — 0.2%
Aramark Services, Inc.:
4.75%, 6/1/2026	95,000	97,805
5.00%, 4/1/2025 (a) (b)	150,000	154,194
6.38%, 5/1/2025 (a)	180,000	192,379
		444,378
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a) (b)	50,000	51,856
5.38%, 2/1/2025 (a)	25,000	27,107
Mercer International, Inc.:
5.50%, 1/15/2026 (b)	46,000	46,862
6.50%, 2/1/2024	49,000	49,693
Security Description	Principal Amount	Value
7.38%, 1/15/2025	$ 80,000	$ 83,218
Resolute Forest Products, Inc. 5.88%, 5/15/2023	20,000	19,969
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	107,000	113,420
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	18,376
		410,501
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	71,000	78,485
5.63%, 5/20/2024	65,000	71,025
5.75%, 5/20/2027	48,000	54,744
5.88%, 8/20/2026	80,000	89,819
		294,073
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a) (b)	18,000	17,577
Colfax Corp.:
6.00%, 2/15/2024 (a)	12,000	12,435
6.38%, 2/15/2026 (a)	67,000	71,657
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	80,000	84,704
		186,373
HEALTH CARE PRODUCTS — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	165,000	175,521
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	50,000	52,915
Hologic, Inc.:
3.25%, 2/15/2029 (a)	95,000	96,912
4.63%, 2/1/2028 (a)	37,000	39,308
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	30,000	31,647
7.38%, 6/1/2025 (a)	25,000	26,546
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	50,000	53,146
4.63%, 11/15/2027	20,000	21,493
4.88%, 6/1/2026	45,000	46,842
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	250,000	265,685
		810,015

See accompanying notes to financial statements.
79

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 5.5%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	$ 45,000	$ 48,015
5.50%, 7/1/2028 (a) (b)	65,000	69,880
5.63%, 2/15/2023	70,000	70,189
6.50%, 3/1/2024	10,000	10,237
AHP Health Partners, Inc. 9.75%, 7/15/2026 (a)	58,000	64,009
Air Methods Corp. 8.00%, 5/15/2025 (a)	124,000	104,335
Akumin, Inc. 7.00%, 11/1/2025 (a)	25,000	26,271
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	105,000	115,692
Catalent Pharma Solutions, Inc.:
4.88%, 1/15/2026 (a)	27,000	27,385
5.00%, 7/15/2027 (a)	35,000	36,947
Centene Corp.:
3.00%, 10/15/2030	220,000	232,498
3.38%, 2/15/2030	63,000	66,265
4.25%, 12/15/2027	162,000	172,425
4.63%, 12/15/2029	408,000	452,448
4.75%, 1/15/2025	225,000	230,839
5.38%, 6/1/2026 (a)	250,000	263,387
5.38%, 8/15/2026 (a)	185,000	195,617
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	37,000	38,835
5.50%, 4/1/2026 (a)	75,000	78,518
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	55,000	59,091
6.00%, 1/15/2029 (a)	30,000	32,381
6.63%, 2/15/2025 (a)	172,000	181,052
6.88%, 2/1/2022	225,000	223,486
6.88%, 4/1/2028 (a)	168,000	134,870
8.00%, 3/15/2026 (a)	260,000	281,018
8.00%, 12/15/2027 (a)	101,000	109,597
8.13%, 6/30/2024 (a)	100,000	103,908
8.63%, 1/15/2024 (a)	125,000	130,395
9.88%, 6/30/2023 (a) (f)	250,000	262,317
DaVita, Inc.:
3.75%, 2/15/2031 (a)	137,000	139,022
4.63%, 6/1/2030 (a)	205,000	217,997
Encompass Health Corp.:
4.50%, 2/1/2028	75,000	78,574
4.63%, 4/1/2031	15,000	15,905
4.75%, 2/1/2030	56,000	59,939
5.13%, 3/15/2023	46,000	46,330
5.75%, 9/15/2025	26,000	26,838
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	50,000	52,313
HCA, Inc.:
3.50%, 9/1/2030	350,000	370,065
Security Description	Principal Amount	Value
5.38%, 2/1/2025	$ 220,000	$ 247,227
5.38%, 9/1/2026	105,000	120,553
5.63%, 9/1/2028	205,000	241,816
5.88%, 5/1/2023	116,000	127,345
5.88%, 2/15/2026	310,000	357,008
5.88%, 2/1/2029	100,000	120,401
7.69%, 6/15/2025	46,000	55,298
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	130,000	136,464
5.00%, 5/15/2027 (a)	50,000	53,199
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	70,000	70,800
6.75%, 4/15/2025 (a)	25,000	26,865
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	40,000	39,889
Magellan Health, Inc. 4.90%, 9/22/2024	75,000	79,593
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	135,000	136,739
6.25%, 1/15/2027 (a)	115,000	123,218
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	130,000	139,437
4.38%, 6/15/2028 (a)	150,000	157,802
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,603
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	263,000	280,592
Providence Service Corp. 5.88%, 11/15/2025 (a)	103,000	108,921
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	20,000	22,470
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	175,000	191,464
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	85,000	88,810
Select Medical Corp. 6.25%, 8/15/2026 (a)	121,000	130,131
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	115,000	126,554
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	50,000	50,122
Tenet Healthcare Corp.:
4.63%, 7/15/2024	235,000	240,757
4.63%, 9/1/2024 (a)	50,000	51,895
4.63%, 6/15/2028 (a)	85,000	89,422
4.88%, 1/1/2026 (a)	261,000	272,748
5.13%, 5/1/2025	245,000	249,706
5.13%, 11/1/2027 (a)	178,000	188,694
6.13%, 10/1/2028 (a)	285,000	296,748
6.25%, 2/1/2027 (a)	190,000	200,294
6.75%, 6/15/2023	220,000	236,161
7.00%, 8/1/2025	50,000	51,682
7.50%, 4/1/2025 (a)	20,000	21,888

See accompanying notes to financial statements.
80

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	$ 50,000	$ 51,465
		10,015,671
HOLDING COMPANIES-DIVERSIFIED — 0.0% (d)
Stena International SA 6.13%, 2/1/2025 (a)	49,000	48,437
HOME BUILDERS — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	10,000	10,575
6.75%, 8/1/2025 (a)	25,000	26,004
9.88%, 4/1/2027 (a)	45,000	50,547
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	25,222
6.75%, 3/15/2025	100,000	104,071
7.25%, 10/15/2029	25,000	28,189
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	70,000	72,360
6.25%, 9/15/2027 (a)	81,000	86,031
6.38%, 5/15/2025 (a)	31,000	31,848
Century Communities, Inc.:
5.88%, 7/15/2025	50,000	52,080
6.75%, 6/1/2027	59,000	62,948
Empire Communities Corp. 7.00%, 12/15/2025 (a)	80,000	84,255
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	25,000	25,753
8.00%, 4/15/2024 (a)	35,000	36,839
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	25,000	26,583
KB Home:
4.80%, 11/15/2029 (b)	25,000	27,488
7.00%, 12/15/2021	37,000	38,480
7.50%, 9/15/2022	25,000	27,356
7.63%, 5/15/2023	17,000	18,786
LGI Homes, Inc. 6.88%, 7/15/2026 (a)	25,000	26,219
M/I Homes, Inc.:
4.95%, 2/1/2028	45,000	47,680
5.63%, 8/1/2025	70,000	72,684
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	72,000	76,913
5.25%, 12/15/2027 (a)	33,000	35,057
MDC Holdings, Inc.:
3.85%, 1/15/2030 (b)	15,000	16,683
5.50%, 1/15/2024	14,000	15,418
6.00%, 1/15/2043	49,000	65,665
Meritage Homes Corp.:
6.00%, 6/1/2025	31,000	35,109
7.00%, 4/1/2022	30,000	31,860
Security Description	Principal Amount	Value
New Home Co., Inc. 7.25%, 10/15/2025 (a)	$ 150,000	$ 153,958
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	65,000	69,553
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	25,000	25,845
4.75%, 4/1/2029 (a)	25,000	25,780
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	15,000	16,797
5.75%, 1/15/2028 (a)	45,000	50,934
5.88%, 6/15/2027 (a)	14,000	15,856
6.63%, 7/15/2027 (a)	5,000	5,416
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	50,000	53,725
5.88%, 4/15/2023 (a)	163,000	172,573
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	74,000	82,372
4.38%, 4/15/2023	25,000	26,440
4.88%, 11/15/2025 (b)	30,000	33,650
4.88%, 3/15/2027 (b)	25,000	28,668
5.63%, 1/15/2024 (b)	44,000	48,785
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	43,000	46,628
5.70%, 6/15/2028	25,000	28,251
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	120,000	130,735
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	58,000	60,064
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	100,000	107,564
		2,442,297
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	109,000	113,102
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	85,000	87,296
Central Garden & Pet Co.:
4.13%, 10/15/2030	82,000	85,751
5.13%, 2/1/2028	50,000	53,294
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	100,000	102,398
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	5,000	5,216
7.00%, 12/31/2027 (a)	25,000	26,149

See accompanying notes to financial statements.
81

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Prestige Brands, Inc.:
5.13%, 1/15/2028 (a)	$ 50,000	$ 53,235
6.38%, 3/1/2024 (a)	50,000	51,108
Spectrum Brands, Inc.:
5.50%, 7/15/2030 (a)	10,000	10,798
5.75%, 7/15/2025	25,000	25,812
6.13%, 12/15/2024	38,000	38,855
		539,912
HOUSEWARES — 0.4%
American Greetings Corp. 8.75%, 4/15/2025 (a)	70,000	69,300
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	185,000	198,039
Newell Brands, Inc.:
4.70%, 4/1/2026	237,000	261,257
4.88%, 6/1/2025	45,000	49,452
5.88%, 4/1/2036	25,000	30,399
6.00%, 4/1/2046	100,000	127,730
		736,177
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	100,000	104,033
8.13%, 2/15/2024 (a)	130,000	137,769
10.13%, 8/1/2026 (a)	25,000	28,664
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	40,000	40,737
6.75%, 10/15/2027 (a)	103,000	110,002
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	117,000	125,583
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	61,000	68,367
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	15,000	15,641
7.00%, 8/15/2025 (a)	80,000	83,005
Genworth Holdings, Inc.:
6.50%, 6/15/2034	23,000	22,333
7.63%, 9/24/2021 (b)	129,000	131,599
Series ., 4.80%, 2/15/2024	130,000	123,054
Series ., 4.90%, 8/15/2023	40,000	38,238
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	45,000	48,829
HUB International, Ltd. 7.00%, 5/1/2026 (a)	209,000	218,488
Liberty Mutual Group, Inc. 7.80%, 3/7/2087 (a) (b)	5,000	6,326
MGIC Investment Corp. 5.25%, 8/15/2028	89,000	95,177
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	83,000	92,638
Security Description	Principal Amount	Value
Radian Group, Inc.:
4.50%, 10/1/2024	$ 10,580	$ 11,174
4.88%, 3/15/2027	100,000	109,797
6.63%, 3/15/2025	45,000	51,014
USI, Inc. 6.88%, 5/1/2025 (a)	45,000	46,142
		1,708,610
INTERNET — 1.5%
ANGI Group LLC 3.88%, 8/15/2028 (a)	43,000	43,320
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	100,000	101,296
6.13%, 12/1/2028 (a)	100,000	103,247
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	165,000	172,202
Cars.com, Inc. 6.38%, 11/1/2028 (a)	100,000	106,132
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	30,000	30,847
Getty Images, Inc. 9.75%, 3/1/2027 (a)	2,000	2,120
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	58,000	61,086
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	47,000	49,276
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	50,000	51,846
4.63%, 6/1/2028 (a)	45,000	47,181
5.00%, 12/15/2027 (a)	39,000	41,474
Netflix, Inc.:
3.63%, 6/15/2025 (a)	65,000	69,321
4.38%, 11/15/2026	115,000	127,403
4.88%, 4/15/2028	145,000	163,548
4.88%, 6/15/2030 (a)	120,000	138,168
5.38%, 11/15/2029 (a)	39,000	45,928
5.50%, 2/15/2022	85,000	89,174
5.88%, 2/15/2025	120,000	137,761
5.88%, 11/15/2028	225,000	269,568
6.38%, 5/15/2029	75,000	93,014
NortonLifeLock Inc. 3.95%, 6/15/2022	25,000	25,607
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	125,000	127,682
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	130,000	137,636
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	15,000	16,224
Twitter, Inc. 3.88%, 12/15/2027 (a)	53,000	56,431
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	60,000	65,245
7.50%, 5/15/2025 (a)	75,000	80,953
7.50%, 9/15/2027 (a)	115,000	126,882

See accompanying notes to financial statements.
82

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc.:
4.63%, 5/1/2023	$ 50,000	$ 50,525
4.75%, 7/15/2027	40,000	42,912
5.25%, 4/1/2025	51,000	57,937
		2,731,946
IRON/STEEL — 1.2%
AK Steel Corp. 7.00%, 3/15/2027	240	234
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	20,000	21,068
7.88%, 8/15/2023 (b)	101,000	110,876
ArcelorMittal SA:
3.60%, 7/16/2024	65,000	70,085
4.25%, 7/16/2029	25,000	27,919
7.00%, 3/1/2041	50,000	69,536
7.25%, 10/15/2039	145,000	203,329
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	100,000	108,250
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	115,000	124,276
Carpenter Technology Corp.:
4.45%, 3/1/2023	50,000	52,252
6.38%, 7/15/2028	93,000	102,354
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	40,000	40,742
5.75%, 3/1/2025 (b)	91,000	92,410
5.88%, 6/1/2027 (b)	75,000	76,396
6.25%, 10/1/2040	25,000	22,641
6.75%, 3/15/2026 (a)	95,000	102,429
9.88%, 10/17/2025 (a)	100,000	117,566
Commercial Metals Co.:
4.88%, 5/15/2023	36,000	37,913
5.38%, 7/15/2027	70,000	73,823
5.75%, 4/15/2026	120,000	124,288
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	50,000	50,353
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	148,000	163,675
United States Steel Corp.:
6.25%, 3/15/2026 (b)	92,000	84,989
6.65%, 6/1/2037	25,000	21,029
6.88%, 8/15/2025 (b)	50,000	47,781
12.00%, 6/1/2025 (a)	175,000	202,555
		2,148,769
LEISURE TIME — 1.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	50,000	25
Carnival Corp.:
7.63%, 3/1/2026 (a)	210,000	228,768
9.88%, 8/1/2027 (a)	115,000	132,953
10.50%, 2/1/2026 (a) (b)	110,000	128,401
11.50%, 4/1/2023 (a)	490,000	566,440
Security Description	Principal Amount	Value
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	$ 45,000	$ 41,943
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	100,000	96,450
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	215,000	198,256
5.88%, 3/15/2026 (a) (b)	40,000	41,978
10.25%, 2/1/2026 (a)	90,000	106,021
12.25%, 5/15/2024 (a)	50,000	60,278
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028	50,000	44,342
5.25%, 11/15/2022	125,000	125,823
7.50%, 10/15/2027 (b)	75,000	82,008
9.13%, 6/15/2023 (a)	215,000	233,806
10.88%, 6/1/2023 (a)	120,000	136,442
11.50%, 6/1/2025 (a)	300,000	350,877
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	50,000	51,782
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	100,000	97,793
6.25%, 5/15/2025 (a)	10,000	9,847
13.00%, 5/15/2025 (a)	115,000	137,885
Vista Outdoor, Inc. 5.88%, 10/1/2023	21,000	21,232
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	150,000	148,053
		3,041,403
LODGING — 2.0%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	59,000	51,783
Boyd Gaming Corp.:
4.75%, 12/1/2027	125,000	129,751
6.00%, 8/15/2026	60,000	62,442
6.38%, 4/1/2026	95,000	98,549
8.63%, 6/1/2025 (a)	40,000	44,447
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	100,000	102,748
10.75%, 9/1/2024 (a) (b)	50,000	50,093
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	95,000	99,035
4.00%, 5/1/2031 (a)	65,000	68,544
4.88%, 1/15/2030	95,000	104,212
5.13%, 5/1/2026	160,000	165,955
5.38%, 5/1/2025 (a)	55,000	58,765
5.75%, 5/1/2028 (a)	35,000	38,214
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	167,000	174,234
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	101,000	106,775

See accompanying notes to financial statements.
83

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc.:
4.75%, 1/15/2028	$ 15,000	$ 15,236
6.13%, 9/15/2025 (a)	40,000	42,669
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	150,000	156,751
MGM Resorts International:
4.63%, 9/1/2026 (b)	39,000	41,252
4.75%, 10/15/2028	80,000	85,678
5.50%, 4/15/2027	75,000	83,563
5.75%, 6/15/2025	81,000	89,580
6.00%, 3/15/2023	147,000	158,162
6.75%, 5/1/2025	125,000	135,262
7.75%, 3/15/2022	165,000	175,831
Station Casinos LLC:
4.50%, 2/15/2028 (a)	75,000	75,504
5.00%, 10/1/2025 (a)	25,000	25,328
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	21,000	20,662
Wyndham Destinations, Inc.:
3.90%, 3/1/2023 (b)	50,000	51,280
4.25%, 3/1/2022 (b)	58,000	59,446
4.63%, 3/1/2030 (a)	25,000	26,413
5.65%, 4/1/2024	93,000	100,154
6.00%, 4/1/2027	35,000	39,328
6.60%, 10/1/2025	30,000	33,943
6.63%, 7/31/2026 (a)	47,000	53,845
Wyndham Hotels & Resorts, Inc.:
REGS, 5.38%, 4/15/2026 (a)	56,000	57,864
Series REGS, 4.38%, 8/15/2028 (a)	41,000	42,619
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	163,000	165,385
5.50%, 3/1/2025 (a)	170,000	177,488
REGS, 5.25%, 5/15/2027 (a)	100,000	103,108
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a)	4,000	4,090
5.63%, 8/26/2028 (a)	200,000	208,928
		3,584,916
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	50,000	52,063
5.38%, 7/15/2026 (a)	25,000	25,963
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	70,000	75,498
Terex Corp. 5.63%, 2/1/2025 (a)	75,000	77,266
		230,790
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.7%
ATS Automation Tooling Systems, Inc.:
4.13%, 12/15/2028 (a) (b)	$ 40,000	$ 40,633
6.50%, 6/15/2023 (a)	115,000	116,961
Clark Equipment Co. 5.88%, 6/1/2025 (a)	125,000	131,699
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	85,000	83,987
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	65,000	65,690
Granite US Holdings Corp. 11.00%, 10/1/2027 (a) (b)	17,000	18,899
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	50,000	54,409
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	80,000	83,276
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	106,000	109,745
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	58,000	59,266
SPX FLOW, Inc. 5.88%, 8/15/2026 (a)	15,000	15,663
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	75,000	77,959
Vertical Holdco GMBH Co. 7.63%, 7/15/2028 (a)	169,000	184,428
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	150,000	158,718
Welbilt, Inc. 9.50%, 2/15/2024 (b)	50,000	51,610
		1,252,943
MEDIA — 7.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	150,000	153,532
7.50%, 5/15/2026 (a)	350,000	368,578
AMC Networks, Inc.:
4.75%, 12/15/2022	204,000	204,022
4.75%, 8/1/2025 (b)	75,000	77,434
5.00%, 4/1/2024	74,000	75,463
Block Communications, Inc. 4.88%, 3/1/2028 (a)	25,000	25,750
Cable One, Inc. 4.00%, 11/15/2030 (a)	75,000	77,971
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	165,000	166,615
4.25%, 2/1/2031 (a)	200,000	210,736
4.50%, 8/15/2030 (a)	235,000	250,435
4.50%, 5/1/2032 (a)	261,000	278,633
4.75%, 3/1/2030 (a)	318,000	343,157
5.00%, 2/1/2028 (a)	370,000	390,694
5.13%, 5/1/2027 (a)	445,000	471,860

See accompanying notes to financial statements.
84

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 6/1/2029 (a)	$ 307,000	$ 336,779
5.50%, 5/1/2026 (a)	175,000	181,643
5.75%, 2/15/2026 (a)	315,000	325,300
5.88%, 5/1/2027 (a)	154,000	160,354
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	65,000	60,739
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	150,000	153,389
9.25%, 2/15/2024	263,000	266,587
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	255,000	266,710
5.38%, 2/1/2028 (a)	110,000	117,542
5.50%, 5/15/2026 (a)	325,000	338,273
5.50%, 4/15/2027 (a)	325,000	344,620
5.75%, 1/15/2030 (a)	200,000	219,214
6.50%, 2/1/2029 (a)	350,000	394,803
7.50%, 4/1/2028 (a)	150,000	169,549
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	166,000	169,350
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	380,000	308,788
6.63%, 8/15/2027 (a) (b)	200,000	120,984
DISH DBS Corp.:
5.00%, 3/15/2023	175,000	181,533
5.88%, 7/15/2022	226,000	236,037
5.88%, 11/15/2024	265,000	277,720
7.38%, 7/1/2028	115,000	122,921
7.75%, 7/1/2026 (b)	331,000	370,531
Entercom Media Corp.:
6.50%, 5/1/2027 (a)	45,000	45,728
7.25%, 11/1/2024 (a) (b)	14,000	14,023
EW Scripps Co. 5.13%, 5/15/2025 (a)	120,000	122,452
GCI LLC 4.75%, 10/15/2028 (a)	45,000	48,049
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	90,000	91,723
5.88%, 7/15/2026 (a)	90,000	94,351
7.00%, 5/15/2027 (a)	90,000	98,526
Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 2/15/2025 (a) (b)	18,000	18,402
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	58,000	59,508
5.25%, 8/15/2027 (a)	175,000	184,418
6.38%, 5/1/2026 (b)	75,000	80,111
8.38%, 5/1/2027	150,000	159,978
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	206,000	221,916
Liberty Interactive LLC:
8.25%, 2/1/2030	86,000	96,703
Security Description	Principal Amount	Value
8.50%, 7/15/2029	$ 75,000	$ 84,019
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a)	57,000	53,885
Meredith Corp.:
6.50%, 7/1/2025 (a)	50,000	53,239
6.88%, 2/1/2026 (b)	167,000	163,595
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a)	65,000	68,060
5.63%, 7/15/2027 (a)	227,000	244,084
Quebecor Media, Inc. 5.75%, 1/15/2023	50,000	53,965
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	114,000	117,556
6.50%, 9/15/2028 (a)	125,000	132,059
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	85,000	88,438
5.38%, 1/15/2031 (a)	65,000	68,179
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	65,000	67,915
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	85,000	86,933
5.13%, 2/15/2027 (a) (b)	63,000	64,278
5.50%, 3/1/2030 (a) (b)	40,000	41,572
5.88%, 3/15/2026 (a)	45,000	46,418
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	180,000	191,578
4.63%, 7/15/2024 (a)	31,000	32,134
5.00%, 8/1/2027 (a)	235,000	249,398
5.38%, 7/15/2026 (a)	200,000	208,968
5.50%, 7/1/2029 (a)	148,000	163,166
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	82,000	84,491
4.75%, 3/15/2026 (a) (b)	80,000	85,255
5.00%, 9/15/2029	159,000	167,985
5.50%, 9/15/2024 (a)	5,000	5,103
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	200,000	212,802
Townsquare Media, Inc.:
6.50%, 4/1/2023 (a) (b)	60,000	61,050
6.88%, 2/1/2026 (a) (e)	40,000	41,848
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	155,000	156,772
6.63%, 6/1/2027 (a)	210,000	225,479
9.50%, 5/1/2025 (a)	50,000	55,621
UPC Holding B.V. 5.50%, 1/15/2028 (a)	20,000	21,118
Urban One, Inc. 8.75%, 12/15/2022 (a)	125,000	120,744
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	82,000	84,956

See accompanying notes to financial statements.
85

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	$ 100,000	$ 112,260
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	105,136
5.13%, 4/15/2027 (a)	10,000	10,618
5.38%, 6/15/2024 (a)	100,000	110,300
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	125,000	130,140
Virgin Media Secured Finance PLC:
5.50%, 8/15/2026 (a)	110,000	114,490
5.50%, 5/15/2029 (a)	185,000	200,706
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	150,000	155,779
Ziggo B.V.:
4.88%, 1/15/2030 (a)	20,000	21,020
5.50%, 1/15/2027 (a)	185,000	193,898
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a)	20,000	21,094
		14,332,238
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	124,000	126,006
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	71,000	70,090
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	35,000	36,197
		232,293
MINING — 1.4%
Alcoa Nederland Holding B.V.:
5.50%, 12/15/2027 (a) (b)	25,000	27,340
6.75%, 9/30/2024 (a)	200,000	208,384
Arconic Corp.:
6.00%, 5/15/2025 (a)	85,000	90,842
6.13%, 2/15/2028 (a)	29,000	31,270
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	95,000	103,278
Constellium NV 5.88%, 2/15/2026 (a)	20,000	20,516
Constellium SE:
5.63%, 6/15/2028 (a)	25,000	26,880
5.75%, 5/15/2024 (a)	141,000	143,786
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	53,000	58,862
4.75%, 5/15/2022 (a)	60,000	61,849
5.13%, 3/15/2023 (a)	35,000	36,906
5.13%, 5/15/2024 (a)	50,000	54,194
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	50,000	52,192
Security Description	Principal Amount	Value
4.13%, 3/1/2028	$ 50,000	$ 52,393
4.25%, 3/1/2030	75,000	80,700
4.38%, 8/1/2028	158,000	167,717
4.55%, 11/14/2024	75,000	82,068
4.63%, 8/1/2030	43,000	47,373
5.00%, 9/1/2027	100,000	106,282
5.25%, 9/1/2029	20,000	22,231
5.40%, 11/14/2034	110,000	137,518
5.45%, 3/15/2043	162,000	201,730
Hecla Mining Co. 7.25%, 2/15/2028	10,000	10,921
Hudbay Minerals, Inc.:
6.13%, 4/1/2029 (a)	20,000	21,628
7.63%, 1/15/2025 (a)	50,000	52,036
Joseph T Ryerson & Son, Inc. 8.50%, 8/1/2028 (a) (b)	31,000	35,142
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	31,000	32,775
Kaiser Aluminum Corp.:
4.63%, 3/1/2028 (a)	29,000	30,095
6.50%, 5/1/2025 (a)	65,000	69,868
New Gold, Inc. 7.50%, 7/15/2027 (a)	35,000	38,762
Novelis Corp.:
4.75%, 1/30/2030 (a)	155,000	167,039
5.88%, 9/30/2026 (a)	170,000	178,041
Taseko Mines, Ltd. 8.75%, 6/15/2022 (a)	125,000	126,821
		2,577,439
MISCELLANEOUS MANUFACTURER — 0.9%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a) (b)	50,000	52,838
5.63%, 7/1/2027 (a)	126,000	133,821
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	145,000	142,246
6.13%, 1/15/2023 (a)	160,000	157,862
7.45%, 5/1/2034 (a)	70,000	61,224
7.50%, 12/1/2024 (a)	125,000	119,756
7.50%, 3/15/2025 (a)	150,000	139,827
7.88%, 4/15/2027 (a)	350,000	321,804
EnPro Industries, Inc. 5.75%, 10/15/2026	85,000	90,788
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	85,000	86,275
12.25%, 11/15/2026 (a)	119,000	135,558
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	47,000	49,511
Hillenbrand, Inc. 5.75%, 6/15/2025	44,000	47,784
Koppers, Inc. 6.00%, 2/15/2025 (a)	53,000	54,665
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	41,000	42,638

See accompanying notes to financial statements.
86

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Trinity Industries, Inc. 4.55%, 10/1/2024	$ 50,000	$ 52,547
		1,689,144
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	70,000	71,266
4.13%, 5/1/2025	30,000	31,389
4.25%, 4/1/2028	83,000	87,560
5.50%, 12/1/2024	60,000	66,618
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (b)	52,000	52,649
5.95%, 4/1/2023	87,000	89,133
Xerox Corp.:
3.80%, 5/15/2024	61,000	63,697
4.07%, 3/17/2022 (b)	30,000	30,820
4.38%, 3/15/2023	95,000	99,892
4.80%, 3/1/2035	25,000	25,286
6.75%, 12/15/2039	60,000	64,522
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	95,000	100,908
5.50%, 8/15/2028 (a)	105,000	111,845
		895,585
OFFICE FURNISHINGS — 0.0% (d)
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	50,000	52,684
OIL & GAS — 7.9%
Aker BP ASA 5.88%, 3/31/2025 (a)	20,000	20,829
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	80,000	75,103
5.13%, 12/1/2022 (b)	90,000	89,981
5.63%, 6/1/2023 (b)	100,000	97,785
8.38%, 7/15/2026 (a) (e)	25,000	25,438
Apache Corp.:
4.25%, 1/15/2030 (b)	50,000	52,434
4.25%, 1/15/2044	25,000	24,657
4.38%, 10/15/2028 (b)	45,000	46,746
4.63%, 11/15/2025	75,000	78,982
4.75%, 4/15/2043	75,000	77,796
4.88%, 11/15/2027	105,000	111,141
5.10%, 9/1/2040	165,000	178,149
5.35%, 7/1/2049	50,000	51,638
6.00%, 1/15/2037 (b)	60,000	66,424
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	120,000	114,144
8.25%, 12/31/2028 (a)	65,000	64,724
9.00%, 11/1/2027 (a)	26,000	28,925
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	50,000	18,493
Security Description	Principal Amount	Value
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	$ 16,000	$ 10,992
8.75%, 4/1/2027 (a)	75,000	47,684
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	72,000	60,916
Callon Petroleum Co.:
6.13%, 10/1/2024	50,000	28,648
6.25%, 4/15/2023	50,000	32,323
6.38%, 7/1/2026	73,000	37,772
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023	35,000	34,155
9.25%, 7/15/2024 (a)	42,000	46,649
11.00%, 4/15/2025 (a)	54,000	54,572
Cenovus Energy, Inc.:
3.00%, 8/15/2022	50,000	50,911
4.25%, 4/15/2027	105,000	114,183
5.25%, 6/15/2037	85,000	95,880
5.38%, 7/15/2025	100,000	112,725
5.40%, 6/15/2047	92,000	108,385
6.75%, 11/15/2039	200,000	260,706
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	100,000	102,582
7.25%, 3/14/2027 (a) (b)	100,000	107,423
Comstock Resources, Inc.:
9.75%, 8/15/2026 (b)	164,000	177,689
9.75%, 8/15/2026	95,000	101,365
Continental Resources, Inc.:
3.80%, 6/1/2024	115,000	118,644
4.38%, 1/15/2028	50,000	51,223
4.50%, 4/15/2023	104,000	107,178
4.90%, 6/1/2044	75,000	74,142
5.75%, 1/15/2031 (a)	225,000	249,822
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	110,000	112,651
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	145,000	147,913
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	70,000	68,564
5.75%, 2/15/2028 (a) (b)	142,000	134,495
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	50,000	52,977
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	90,000	92,298
5.75%, 1/30/2028 (a)	76,000	81,759
6.63%, 7/15/2025 (a)	150,000	160,726
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a) (b)	72,000	68,062

See accompanying notes to financial statements.
87

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	$ 13,000	$ 7,797
EQT Corp.:
3.00%, 10/1/2022	8,000	8,085
3.90%, 10/1/2027 (b)	144,000	142,788
5.00%, 1/15/2029 (b)	70,000	73,778
7.88%, 2/1/2025	170,000	194,002
8.75%, 2/1/2030	145,000	177,900
Global Marine, Inc. 7.00%, 6/1/2028	33,000	11,918
HighPoint Operating Corp. 7.00%, 10/15/2022	2,000	781
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	80,000	79,587
5.75%, 10/1/2025 (a)	75,000	75,598
6.25%, 11/1/2028 (a)	85,000	86,956
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	100,000	102,500
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	27,948
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	70,000	60,966
10.13%, 1/15/2028	25,000	21,147
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	31,000	31,531
Matador Resources Co. 5.88%, 9/15/2026	165,000	161,639
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	104,000	107,118
7.00%, 3/31/2024 (a) (b)	65,000	65,645
7.13%, 2/1/2027 (a)	140,000	144,686
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	50,000	37,907
10.50%, 5/15/2027 (a)	50,000	39,994
Murphy Oil Corp.:
4.00%, 6/1/2022	70,000	70,136
4.95%, 12/1/2022 (b)	90,000	91,043
5.75%, 8/15/2025	75,000	74,805
5.88%, 12/1/2027	67,000	65,926
6.38%, 12/1/2042	80,000	70,942
6.88%, 8/15/2024	150,000	152,553
Nabors Industries, Inc. 5.75%, 2/1/2025	60,000	31,214
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	10,000	7,006
7.50%, 1/15/2028 (a)	125,000	85,449
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	121,000	116,596
Newfield Exploration Co. 5.38%, 1/1/2026	100,000	107,277
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	45,383	40,090
Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
0.01%, 10/10/2036	$ 100,000	$ 46,057
2.90%, 8/15/2024	425,000	409,632
3.00%, 2/15/2027	88,000	79,139
3.20%, 8/15/2026	200,000	186,782
3.40%, 4/15/2026	135,000	128,690
3.50%, 6/15/2025	110,000	106,204
3.50%, 8/15/2029	200,000	182,924
4.20%, 3/15/2048	100,000	82,363
4.30%, 8/15/2039	75,000	63,347
4.40%, 4/15/2046	125,000	108,682
4.40%, 8/15/2049	20,000	16,851
4.50%, 7/15/2044	50,000	43,084
4.63%, 6/15/2045	105,000	91,494
5.50%, 12/1/2025	55,000	57,319
5.55%, 3/15/2026	150,000	156,432
5.88%, 9/1/2025 (b)	150,000	159,604
6.13%, 1/1/2031	35,000	37,467
6.20%, 3/15/2040	190,000	189,278
6.38%, 9/1/2028	90,000	95,355
6.45%, 9/15/2036	205,000	213,739
6.60%, 3/15/2046	125,000	126,801
6.63%, 9/1/2030	136,000	147,597
6.95%, 7/1/2024	88,000	95,718
7.50%, 5/1/2031	100,000	112,827
7.88%, 9/15/2031	75,000	83,573
8.00%, 7/15/2025	50,000	56,887
8.50%, 7/15/2027	125,000	144,347
8.88%, 7/15/2030	169,000	199,182
Ovintiv Exploration, Inc.:
5.63%, 7/1/2024	98,000	104,873
5.75%, 1/30/2022	71,000	73,684
Ovintiv, Inc.:
6.50%, 8/15/2034	75,000	86,329
6.50%, 2/1/2038	25,000	27,935
7.38%, 11/1/2031	125,000	147,996
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	65,000	62,385
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	68,000	73,485
6.00%, 4/1/2026 (a)	75,000	78,799
Parsley Energy LLC/Parsley Finance Corp.:
4.13%, 2/15/2028 (a)	25,000	26,652
5.25%, 8/15/2025 (a)	75,000	78,031
5.38%, 1/15/2025 (a)	50,000	51,397
5.63%, 10/15/2027 (a)	70,000	76,644
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	128,000	83,372
9.25%, 5/15/2025 (a)	178,000	175,784
Series WI, 6.00%, 2/15/2028	150,000	85,791
PDC Energy, Inc.:
5.75%, 5/15/2026	80,000	82,651

See accompanying notes to financial statements.
88

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 9/15/2024	$ 130,000	$ 133,515
Precision Drilling Corp. 7.75%, 12/15/2023	50,000	46,132
QEP Resources, Inc.:
5.25%, 5/1/2023	70,000	73,829
5.38%, 10/1/2022	60,000	62,421
5.63%, 3/1/2026	95,000	104,211
Range Resources Corp.:
4.88%, 5/15/2025 (b)	85,000	80,231
5.00%, 3/15/2023	103,000	100,942
9.25%, 2/1/2026	90,000	94,036
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	51,276
6.75%, 5/1/2023 (a)	400,000	404,192
6.88%, 6/30/2023 (a)	40,000	40,559
SM Energy Co.:
5.00%, 1/15/2024	60,000	51,944
5.63%, 6/1/2025	125,000	103,334
6.63%, 1/15/2027	64,000	50,721
6.75%, 9/15/2026 (b)	75,000	61,109
Southwestern Energy Co.:
6.45%, 1/23/2025 (b)	125,000	130,396
7.50%, 4/1/2026	124,000	130,165
7.75%, 10/1/2027	90,000	96,673
8.38%, 9/15/2028	20,000	21,732
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	70,000	72,757
5.88%, 3/15/2028	70,000	75,459
6.00%, 4/15/2027	36,000	38,249
4.88%, 1/15/2023	10,000	10,125
Talos Production, Inc. 12.00%, 1/15/2026 (a) (e)	46,000	44,730
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	70,200	59,638
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	58,500	55,528
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	80,000	72,748
Transocean, Inc. 11.50%, 1/30/2027 (a)	207,000	149,897
Ultra Resources, Inc. PIK 11.00%, 7/12/2024 (g)	16,577	850
Vantage Drilling International 9.25%, 11/15/2023 (a)	18,000	10,189
Vermilion Energy, Inc. 5.63%, 3/15/2025 (a) (b)	25,000	21,586
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	14,000	11,265
9.75%, 4/15/2023 (a)	28,000	22,578
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	50,000	52,253
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	95,000	68,016
Security Description	Principal Amount	Value
WPX Energy, Inc.:
4.50%, 1/15/2030	$ 95,000	$ 100,755
5.25%, 9/15/2024	7,000	7,621
5.25%, 10/15/2027	50,000	52,985
5.88%, 6/15/2028	20,000	21,798
REGS, 5.75%, 6/1/2026	25,000	26,271
		14,452,610
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	75,000	78,072
6.88%, 4/1/2027 (a)	76,000	81,781
Basic Energy Services, Inc. 10.75%, 10/15/2023 (a)	15,000	2,625
ChampionX Corp. 6.38%, 5/1/2026	18,000	18,097
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	100,000	94,360
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	53,000	44,210
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	19,336
Oceaneering International, Inc.:
4.65%, 11/15/2024	35,000	31,848
6.00%, 2/1/2028	25,000	22,362
SESI LLC 7.75%, 9/15/2024 (g)	25,000	7,884
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	45,000	43,898
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	48,000	45,060
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	125,000	131,122
6.88%, 9/1/2027	85,000	90,471
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	50,000	50,485
11.00%, 12/1/2024 (a)	225,000	175,399
Welltec A/S 9.50%, 12/1/2022 (a)	60,000	54,321
		991,331
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	200,000	212,890
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	100,000	104,320
5.25%, 4/30/2025 (a)	85,000	89,773
5.25%, 8/15/2027 (a)	190,000	198,789

See accompanying notes to financial statements.
89

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 8/15/2027 (a)	$ 20,000	$ 20,982
Ball Corp.:
2.88%, 8/15/2030	88,000	87,997
4.00%, 11/15/2023	100,000	106,812
4.88%, 3/15/2026	95,000	107,266
5.00%, 3/15/2022	50,000	52,294
5.25%, 7/1/2025	75,000	85,521
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	50,000	51,181
4.88%, 7/15/2026 (a)	117,000	125,617
5.13%, 7/15/2023	104,000	105,478
5.63%, 7/15/2027 (a) (b)	48,000	51,670
Cascades Inc/Cascades USA, Inc. 5.38%, 1/15/2028 (a)	108,000	114,829
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	50,000	52,893
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	34,000	37,421
4.50%, 1/15/2023	65,000	68,437
4.75%, 2/1/2026	103,000	106,877
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	35,000	42,871
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	75,000	76,255
7.88%, 7/15/2026 (a)	55,000	58,116
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	75,000	82,503
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	27,000	28,005
4.75%, 7/15/2027 (a)	10,000	11,050
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	98,000	102,695
Greif, Inc. 6.50%, 3/1/2027 (a)	91,000	96,253
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	65,000	66,834
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a) (b)	3,000	3,179
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	135,000	145,921
10.50%, 7/15/2027 (a)	75,000	84,516
Matthews International Corp. 5.25%, 12/1/2025 (a) (b)	25,000	25,262
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	301,000	306,683
7.25%, 4/15/2025 (a)	160,000	162,397
Security Description	Principal Amount	Value
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	$ 75,000	$ 80,282
6.38%, 8/15/2025 (a) (b)	25,000	27,755
6.63%, 5/13/2027 (a)	100,000	108,348
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	75,000	77,521
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.00%, 10/15/2027 (a)	120,000	123,046
5.13%, 7/15/2023 (a)	3,000	3,037
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	45,000	48,032
5.13%, 12/1/2024 (a)	29,000	31,880
5.50%, 9/15/2025 (a)	25,000	27,938
6.88%, 7/15/2033 (a)	45,000	59,417
Silgan Holdings, Inc.:
4.13%, 2/1/2028	90,000	93,600
4.75%, 3/15/2025	25,000	25,386
TriMas Corp. 4.88%, 10/15/2025 (a)	100,000	102,500
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	200,000	211,360
8.50%, 8/15/2027 (a)	20,000	22,057
		4,115,746
PHARMACEUTICALS — 2.2%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (e)	45,000	46,191
6.13%, 8/1/2028 (a)	110,000	118,281
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	211,000	234,769
9.25%, 4/1/2026 (a)	210,000	234,503
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	156,000	160,657
5.00%, 2/15/2029 (a)	50,000	51,407
5.25%, 1/30/2030 (a)	114,000	119,512
5.25%, 2/15/2031 (a)	25,000	26,114
5.50%, 11/1/2025 (a)	204,000	210,932
5.75%, 8/15/2027 (a)	20,000	21,505
6.13%, 4/15/2025 (a)	310,000	319,402
6.25%, 2/15/2029 (a)	125,000	135,647
7.00%, 3/15/2024 (a)	275,000	282,791
7.00%, 1/15/2028 (a)	94,000	103,175
7.25%, 5/30/2029 (a)	99,000	111,189
9.00%, 12/15/2025 (a)	310,000	342,441
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	100,000	103,951
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	116,000	137,776
5.27%, 8/28/2023	65,000	70,992

See accompanying notes to financial statements.
90

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 2/1/2025 (a)	$ 100,000	$ 80,000
9.50%, 7/31/2027 (a)	104,000	115,878
GMTN, 6.00%, 6/30/2028 (a)	193,000	160,582
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	110,000	120,114
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	65,000	69,014
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	70,000	75,240
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (g)	25,000	8,305
5.75%, 8/1/2022 (a) (g)	25,000	8,605
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	190,000	204,544
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	249,000	268,883
		3,942,400
PIPELINES — 4.4%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	125,000	124,586
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	85,000	83,090
5.75%, 3/1/2027 (a)	105,000	103,191
5.75%, 1/15/2028 (a) (b)	74,000	71,188
7.88%, 5/15/2026 (a)	65,000	67,501
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	35,000	35,254
7.63%, 12/15/2025 (a)	55,000	58,557
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	40,540
4.13%, 3/1/2025 (a)	56,000	56,847
4.15%, 7/1/2023 (b)	50,000	51,378
4.35%, 10/15/2024	10,000	10,242
4.50%, 3/1/2028 (a)	40,000	41,272
5.60%, 10/15/2044	149,000	143,292
5.85%, 11/15/2043	75,000	73,744
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	180,000	185,004
5.63%, 10/1/2026	125,000	130,391
4.50%, 10/1/2029	122,000	128,937
Security Description	Principal Amount	Value
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	$ 225,000	$ 237,022
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	50,000	51,182
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	75,000	74,260
5.75%, 4/1/2025 (b)	100,000	101,650
6.25%, 4/1/2023	105,000	105,362
DCP Midstream Operating L.P.:
3.88%, 3/15/2023	50,000	51,714
4.75%, 9/30/2021 (a)	50,000	50,672
4.95%, 4/1/2022 (b)	25,000	25,695
5.13%, 5/15/2029 (b)	70,000	77,688
5.38%, 7/15/2025	105,000	115,357
5.60%, 4/1/2044	32,000	32,978
5.63%, 7/15/2027	90,000	99,779
6.45%, 11/3/2036 (a)	50,000	53,151
6.75%, 9/15/2037 (a)	95,000	102,719
8.13%, 8/16/2030	25,000	32,068
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	2,602
EnLink Midstream LLC:
5.38%, 6/1/2029	124,000	121,318
5.63%, 1/15/2028 (a)	40,000	40,814
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	75,000	73,023
4.40%, 4/1/2024	75,000	73,961
4.85%, 7/15/2026	75,000	73,150
5.05%, 4/1/2045	25,000	19,909
5.45%, 6/1/2047	42,000	33,799
5.60%, 4/1/2044	82,000	65,803
EQM Midstream Partners L.P.:
4.13%, 12/1/2026	25,000	25,343
4.75%, 7/15/2023	195,000	204,592
5.50%, 7/15/2028	111,000	121,098
6.00%, 7/1/2025 (a)	35,000	38,305
6.50%, 7/15/2048	95,000	99,067
A, 6.50%, 7/1/2027 (a)	160,000	179,995
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	75,000	73,158
6.25%, 5/15/2026	110,000	103,289
6.50%, 10/1/2025	100,000	97,188
7.75%, 2/1/2028	95,000	91,108
8.00%, 1/15/2027	60,000	59,435
Global Partners L.P./GLP Finance Corp. 6.88%, 1/15/2029 (a) (b)	60,000	65,023
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	58,000	61,789

See accompanying notes to financial statements.
91

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	$ 105,000	$ 109,646
5.63%, 2/15/2026 (a)	100,000	104,314
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a) (b)	139,000	140,073
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	138,000	146,510
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	46,000	28,744
7.50%, 11/1/2023	100,000	70,811
7.50%, 4/15/2026	25,000	15,364
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	50,000	51,618
NuStar Logistics L.P.:
5.63%, 4/28/2027	90,000	96,040
5.75%, 10/1/2025	25,000	26,561
6.00%, 6/1/2026	86,000	92,969
6.38%, 10/1/2030	80,000	90,491
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	90,000	86,260
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	15,000	15,844
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	50,000	51,500
4.95%, 7/15/2029 (a)	25,000	25,983
6.88%, 4/15/2040 (a)	173,000	189,703
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	50,000	49,739
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	75,000	48,068
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	106,000	107,861
5.50%, 1/15/2028 (a)	125,000	127,656
6.00%, 3/1/2027 (a) (b)	50,000	51,824
6.00%, 12/31/2030 (a)	105,000	108,111
7.50%, 10/1/2025 (a)	108,000	116,481
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	16,083
4.88%, 2/1/2031 (a)	104,000	113,209
5.00%, 1/15/2028	35,000	36,922
5.13%, 2/1/2025	40,000	41,015
5.38%, 2/1/2027 (b)	50,000	52,518
5.50%, 3/1/2030	55,000	59,663
5.88%, 4/15/2026 (b)	200,000	210,088
6.50%, 7/15/2027	95,000	103,176
6.88%, 1/15/2029	45,000	50,636
Security Description	Principal Amount	Value
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	$ 11,000	$ 11,081
Western Midstream Operating L.P.:
3.95%, 6/1/2025	170,000	173,754
4.00%, 7/1/2022	60,000	61,642
4.50%, 3/1/2028	10,000	10,374
4.65%, 7/1/2026	25,000	26,219
5.05%, 2/1/2030	150,000	167,397
5.38%, 6/1/2021	100,000	100,841
5.50%, 8/15/2048	46,000	45,122
6.25%, 2/1/2050	200,000	219,742
Western Midstream Operating LP 5.45%, 4/1/2044	135,000	136,389
		7,928,122
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	105,000	115,741
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	49,000	51,848
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	48,000	49,357
Howard Hughes Corp.:
5.38%, 3/15/2025 (a)	125,000	128,883
5.38%, 8/1/2028 (a)	90,000	96,913
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	100,000	102,363
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	234,000	237,540
Newmark Group, Inc. 6.13%, 11/15/2023	67,000	72,882
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	75,000	76,500
7.63%, 6/15/2025 (a)	60,000	65,071
9.38%, 4/1/2027 (a)	54,000	59,881
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	100,000	67,720
		1,124,699
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	91,000	89,769
CoreCivic, Inc.:
4.63%, 5/1/2023 (b)	60,000	57,938
4.75%, 10/15/2027 (b)	31,000	27,607
5.00%, 10/15/2022 (b)	101,000	101,460
Diversified Healthcare Trust 9.75%, 6/15/2025	130,000	147,377

See accompanying notes to financial statements.
92

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
EPR Properties:
3.75%, 8/15/2029	$ 75,000	$ 71,769
4.50%, 4/1/2025	50,000	50,718
4.50%, 6/1/2027 (b)	25,000	25,017
4.75%, 12/15/2026	100,000	101,516
5.25%, 7/15/2023	115,000	118,171
ESH Hospitality, Inc.:
REIT, 5.25%, 5/1/2025 (a)	95,000	97,353
B, 4.63%, 10/1/2027 (a)	84,000	86,270
FelCor Lodging L.P. 6.00%, 6/1/2025	75,000	76,294
GEO Group Inc.:
5.13%, 4/1/2023	40,000	36,198
5.88%, 10/15/2024 (b)	70,000	58,310
6.00%, 4/15/2026 (b)	8,000	6,360
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	65,000	66,790
HAT Holdings I LLC/HAT Holdings II LLC:
3.75%, 9/15/2030 (a)	50,000	51,580
5.25%, 7/15/2024 (a)	44,000	45,751
6.00%, 4/15/2025 (a)	25,000	26,758
Hospitality Properties Trust 4.38%, 2/15/2030	25,000	24,400
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	85,000	88,981
4.88%, 9/15/2029 (a)	115,000	121,309
5.00%, 7/15/2028 (a)	85,000	90,082
5.25%, 3/15/2028 (a)	120,000	126,749
5.25%, 7/15/2030 (a)	175,000	189,397
5.63%, 7/15/2032 (a)	50,000	55,306
REIT, 4.50%, 2/15/2031 (a)	157,000	163,837
iStar, Inc.:
4.25%, 8/1/2025	60,000	60,203
4.75%, 10/1/2024	181,000	183,811
5.50%, 2/15/2026	60,000	61,430
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	75,000	73,756
5.25%, 3/15/2022 (a)	90,000	90,518
5.25%, 10/1/2025 (a)	125,000	124,429
Mack-Cali Realty L.P.:
3.15%, 5/15/2023	71,000	69,427
4.50%, 4/18/2022	100,000	100,204
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	90,000	92,192
4.50%, 9/1/2026	60,000	64,654
4.50%, 1/15/2028	66,000	70,295
4.63%, 6/15/2025 (a)	10,000	10,706
REIT, 5.75%, 2/1/2027	100,000	112,151
Security Description	Principal Amount	Value
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	$ 65,000	$ 67,122
4.63%, 8/1/2029	73,000	78,328
5.00%, 10/15/2027	140,000	148,908
5.25%, 8/1/2026	20,000	20,934
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	107,000	107,737
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	70,000	74,778
7.50%, 6/1/2025 (a)	70,000	75,791
RHP Hotel Properties L.P./RHP Finance Corp.:
4.75%, 10/15/2027 (b)	80,000	82,378
5.00%, 4/15/2023	50,000	50,046
SBA Communications Corp.:
4.00%, 10/1/2022	89,000	89,890
4.88%, 9/1/2024	120,000	123,143
Series WI, 3.88%, 2/15/2027 (e)	120,000	125,736
Senior Housing Properties Trust 4.75%, 5/1/2024	50,000	50,867
Service Properties Trust:
3.95%, 1/15/2028	50,000	48,396
4.35%, 10/1/2024	75,000	74,279
4.50%, 6/15/2023	140,000	140,781
4.50%, 3/15/2025	25,000	24,590
4.65%, 3/15/2024	65,000	64,410
4.75%, 10/1/2026	50,000	49,673
4.95%, 2/15/2027 (b)	75,000	75,705
4.95%, 10/1/2029	95,000	95,365
5.00%, 8/15/2022	90,000	91,773
5.25%, 2/15/2026	60,000	60,506
5.50%, 12/15/2027	50,000	54,576
7.50%, 9/15/2025	20,000	23,228
Starwood Property Trust, Inc.:
4.75%, 3/15/2025	100,000	102,598
5.50%, 11/1/2023 (a)	50,000	51,886
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	350,000	375,875
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	76,000	77,520
8.25%, 10/15/2023	130,000	130,325
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	95,000	97,151
4.25%, 12/1/2026 (a)	166,000	172,321
4.63%, 12/1/2029 (a)	68,000	73,081

See accompanying notes to financial statements.
93

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REIT, 3.75%, 2/15/2027 (a)	$ 30,000	$ 30,668
REIT, 4.13%, 8/15/2030 (a)	92,000	97,066
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	90,000	54,150
XHR L.P. 6.38%, 8/15/2025 (a)	50,000	52,832
		6,531,256
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	65,000	65,150
3.88%, 1/15/2028 (a)	26,000	26,465
4.00%, 10/15/2030 (a)	363,000	367,842
4.25%, 5/15/2024 (a)	75,000	76,495
4.38%, 1/15/2028 (a)	71,000	73,134
5.75%, 4/15/2025 (a)	70,000	75,046
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	56,000	55,638
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	95,000	105,193
Academy, Ltd. 6.00%, 11/15/2027 (a)	75,000	78,743
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	39,000	40,741
4.75%, 3/1/2030	23,000	24,597
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	33,000	34,366
4.88%, 11/1/2025 (a)	145,000	148,413
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024 (b)	25,000	24,897
4.92%, 8/1/2034	7,000	6,228
5.17%, 8/1/2044	55,000	47,320
Brinker International, Inc.:
3.88%, 5/15/2023	50,000	50,011
5.00%, 10/1/2024 (a)	10,000	10,403
Burlington Coat Factory Warehouse Corp. 6.25%, 4/15/2025 (a)	50,000	53,277
Carvana Co.:
5.63%, 10/1/2025 (a)	35,000	35,925
5.88%, 10/1/2028 (a)	100,000	103,756
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	85,000	89,472
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	25,000	25,769
8.50%, 10/30/2025 (a)	100,000	106,344
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.75%, 1/15/2022	25,000	24,197
10.00%, 4/15/2025 (a)	105,000	116,180
FirstCash, Inc. 4.63%, 9/1/2028 (a)	50,000	51,594
Gap, Inc.:
8.38%, 5/15/2023 (a)	70,000	79,445
Security Description	Principal Amount	Value
8.63%, 5/15/2025 (a) (b)	$ 105,000	$ 117,051
8.88%, 5/15/2027 (a)	125,000	144,942
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	140,000	138,810
8.75%, 10/1/2025 (a) (b)	155,000	160,045
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	45,000	46,340
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	80,000	83,200
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	56,000	57,960
7.00%, 6/15/2025 (a)	80,000	87,285
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	50,000	51,932
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	80,000	84,442
5.25%, 6/1/2026 (a)	135,000	140,224
L Brands, Inc.:
5.25%, 2/1/2028	55,000	57,346
5.63%, 10/15/2023	20,000	21,572
6.63%, 10/1/2030 (a)	106,000	117,117
6.69%, 1/15/2027	65,000	71,780
6.75%, 7/1/2036	75,000	83,581
6.88%, 7/1/2025 (a)	135,000	146,490
6.88%, 11/1/2035	172,000	192,948
6.95%, 3/1/2033	40,000	41,473
7.50%, 6/15/2029 (b)	50,000	55,531
9.38%, 7/1/2025 (a)	45,000	55,240
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	25,000	25,939
Lithia Motors, Inc.:
4.63%, 12/15/2027 (a)	25,000	26,478
5.25%, 8/1/2025 (a)	44,000	45,705
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023	150,000	144,060
3.88%, 1/15/2022 (b)	65,000	64,488
4.50%, 12/15/2034	70,000	53,830
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	175,000	194,147
Michaels Stores, Inc. 8.00%, 7/15/2027 (a)	105,000	113,608
Murphy Oil USA, Inc. 4.75%, 9/15/2029	20,000	21,307
Nordstrom, Inc.:
4.00%, 3/15/2027	50,000	49,687
4.38%, 4/1/2030 (b)	34,000	33,469
5.00%, 1/15/2044	145,000	136,078
6.95%, 3/15/2028	50,000	56,846
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	25,000	25,417
5.50%, 5/15/2026	20,000	20,758
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	71,000	72,832
7.13%, 3/15/2023 (a)	270,000	270,011

See accompanying notes to financial statements.
94

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
8.88%, 6/1/2025 (a)	$ 220,000	$ 226,048
QVC, Inc.:
4.38%, 3/15/2023	75,000	78,840
4.38%, 9/1/2028	68,000	70,556
4.45%, 2/15/2025	91,000	97,285
4.85%, 4/1/2024	50,000	53,688
5.45%, 8/15/2034	110,000	115,289
5.95%, 3/15/2043	100,000	106,206
WI, 4.75%, 2/15/2027	10,000	10,644
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	73,000	76,253
8.00%, 11/15/2026 (a)	101,000	107,983
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	65,000	67,070
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	100,000	105,680
Staples, Inc.:
7.50%, 4/15/2026 (a)	345,000	359,928
10.75%, 4/15/2027 (a)	120,000	119,268
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	65,000	66,163
5.75%, 3/1/2025	50,000	51,069
5.88%, 3/1/2027 (b)	26,000	27,137
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	75,000	80,272
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	100,000	105,860
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	105,000	112,000
Yum! Brands, Inc.:
3.63%, 3/15/2031	100,000	101,363
3.88%, 11/1/2023 (b)	20,000	20,924
4.75%, 1/15/2030 (a)	95,000	104,063
7.75%, 4/1/2025 (a)	20,000	22,153
		7,592,352
SEMICONDUCTORS — 0.5%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	10,000	10,975
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	85,000	92,282
ams AG 7.00%, 7/31/2025 (a)	225,000	243,275
Entegris, Inc. 4.63%, 2/10/2026 (a)	175,000	181,328
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	85,000	89,847
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	65,000	67,485
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	35,000	36,113
Security Description	Principal Amount	Value
4.38%, 10/15/2029 (b)	$ 120,000	$ 131,995
Sensata Technologies UK Financing Co., PLC 6.25%, 2/15/2026 (a)	20,000	20,780
		874,080
SOFTWARE — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a) (b)	35,000	37,066
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	68,000	69,576
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	170,000	184,458
9.13%, 3/1/2026 (a)	25,000	26,895
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	73,000	74,938
Camelot Finance SA 4.50%, 11/1/2026 (a)	21,000	21,930
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	125,000	121,715
CDK Global, Inc.:
5.00%, 10/15/2024	35,000	38,695
5.25%, 5/15/2029 (a)	56,000	61,876
5.88%, 6/15/2026	60,000	62,905
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	130,000	132,330
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	64,000	72,085
Escrow RCN Corp. 11.63%, 4/15/2023	3,000	218
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	50,000	52,492
J2 Global, Inc. 4.63%, 10/15/2030 (a)	60,000	63,689
MSCI, Inc.:
3.63%, 9/1/2030 (a)	25,000	26,143
3.88%, 2/15/2031 (a)	95,000	100,667
4.00%, 11/15/2029 (a)	37,000	39,612
4.75%, 8/1/2026 (a)	70,000	72,946
5.38%, 5/15/2027 (a)	55,000	59,047
Nuance Communications, Inc. 5.63%, 12/15/2026	75,000	78,874
Open Text Corp.:
3.88%, 2/15/2028 (a)	80,000	83,198
5.88%, 6/1/2026 (a)	208,000	216,495
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	70,000	74,426
PTC, Inc.:
3.63%, 2/15/2025 (a)	26,000	26,754
4.00%, 2/15/2028 (a)	21,000	22,031
Rackspace Technology Global, Inc. 5.38%, 12/1/2028 (a) (b)	15,000	15,711

See accompanying notes to financial statements.
95

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$ 325,000	$ 337,083
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	218,000	232,802
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	115,000	123,625
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	115,000	115,246
7.50%, 9/1/2025 (a)	235,000	241,032
10.50%, 2/1/2024 (a)	110,000	111,377
		2,997,937
STORAGE & WAREHOUSING — 0.0% (d)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	80,000	80,041
TELECOMMUNICATIONS — 6.9%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	215,000	218,719
10.50%, 5/15/2027 (a)	220,000	248,296
Altice France SA:
7.38%, 5/1/2026 (a)	675,000	710,005
8.13%, 2/1/2027 (a)	235,000	258,961
Avaya, Inc. 6.13%, 9/15/2028 (a)	192,000	205,033
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	145,000	156,614
7.50%, 10/15/2026 (a) (b)	75,000	79,770
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	41,098
5.13%, 12/15/2026 (a) (b)	152,000	160,416
*, 4.50%, 1/15/2029 (a)	95,000	96,653
Series G, 6.88%, 1/15/2028 (b)	75,000	86,985
Series P, 7.60%, 9/15/2039	72,000	88,020
Series T, 5.80%, 3/15/2022	150,000	157,482
Series U, 7.65%, 3/15/2042 (b)	165,000	199,246
Series W, 6.75%, 12/1/2023	115,000	127,974
Series Y, 7.50%, 4/1/2024 (b)	113,000	127,567
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	100,000	103,923
8.00%, 10/15/2025 (a)	70,000	74,755
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	115,000	113,586
6.00%, 6/15/2025 (a)	154,000	157,450
CommScope, Inc.:
5.50%, 3/1/2024 (a)	175,000	180,337
6.00%, 3/1/2026 (a)	115,000	121,052
7.13%, 7/1/2028 (a)	88,000	93,664
8.25%, 3/1/2027 (a) (b)	136,000	145,516
Security Description	Principal Amount	Value
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	$ 336,000	$ 361,482
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	87,000	93,313
Embarq Corp. 8.00%, 6/1/2036	240,000	295,891
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	230,000	239,584
5.88%, 10/15/2027 (a) (b)	20,000	21,540
6.75%, 5/1/2029 (a)	130,000	139,069
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	184,000	197,029
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	97,000	38,787
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	145,000	160,221
6.63%, 8/1/2026 (b)	90,000	101,776
Intrado Corp. 8.50%, 10/15/2025 (a)	75,000	72,578
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	115,000	121,093
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	90,000	89,961
4.25%, 7/1/2028 (a)	90,000	92,653
4.63%, 9/15/2027 (a)	145,000	151,009
5.25%, 3/15/2026	115,000	118,687
5.38%, 1/15/2024	105,000	106,021
Ligado Networks LLC 15.50%, 11/1/2023 (a)	400,000	388,000
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	75,000	78,535
Nokia Oyj 4.38%, 6/12/2027	61,000	66,848
Plantronics, Inc. 5.50%, 5/31/2023 (a)	175,000	175,565
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	95,000	96,664
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	27,000	28,784
Sprint Capital Corp.:
6.88%, 11/15/2028	399,000	526,253
8.75%, 3/15/2032	195,000	308,697
Sprint Communications, Inc.:
6.00%, 11/15/2022	300,000	324,516
11.50%, 11/15/2021 (b)	100,000	108,645
Sprint Corp.:
7.13%, 6/15/2024	195,000	227,811
7.63%, 2/15/2025	200,000	239,352

See accompanying notes to financial statements.
96

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 3/1/2026	$ 8,000	$ 9,930
7.88%, 9/15/2023	435,000	503,373
Switch, Ltd. 3.75%, 9/15/2028 (a)	60,000	61,072
Telecom Italia Capital SA:
6.00%, 9/30/2034	111,000	135,127
6.38%, 11/15/2033	125,000	154,444
7.20%, 7/18/2036	131,000	177,029
7.72%, 6/4/2038	105,000	146,341
Telecom Italia SpA 5.30%, 5/30/2024 (a)	175,000	190,648
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	50,000	51,520
6.50%, 10/15/2027 (a)	154,000	161,016
T-Mobile USA, Inc.:
4.50%, 2/1/2026	95,000	97,249
4.75%, 2/1/2028	175,000	188,016
5.13%, 4/15/2025	75,000	76,805
5.38%, 4/15/2027	60,000	64,668
6.50%, 1/15/2026	315,000	326,145
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	95,000	91,486
United States Cellular Corp. 6.70%, 12/15/2033	30,000	39,134
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	80,000	81,690
5.63%, 4/15/2027 (a)	85,000	89,349
6.50%, 7/15/2028 (a) (b)	135,000	145,963
Vmed O2 UK Financing I PLC 4.25%, 1/31/2031 (a)	20,000	20,467
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	242,000	300,944
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	242,000	242,871
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	140,000	140,720
6.13%, 3/1/2028 (a)	70,000	74,181
		12,493,674
TEXTILES — 0.0% (d)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a) (b)	90,000	78,557
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.45%, 11/1/2041	48,000	52,703
5.88%, 12/15/2027 (a)	22,000	24,426
6.20%, 10/1/2040	25,000	29,176
Security Description	Principal Amount	Value
6.75%, 12/31/2025 (a)	$ 214,000	$ 225,890
		332,195
TRANSPORTATION — 0.6%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	90,000	76,253
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	60,000	61,735
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	48,000	48,935
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	86,000	86,060
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	75,000	38,351
Teekay Corp. 9.25%, 11/15/2022 (a)	28,000	27,748
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	50,000	54,254
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	85,000	94,983
XPO CNW, Inc. 6.70%, 5/1/2034	35,000	41,544
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	70,000	71,126
6.25%, 5/1/2025 (a)	135,000	145,198
6.50%, 6/15/2022 (a)	175,000	175,452
6.75%, 8/15/2024 (a)	75,000	79,835
		1,001,474
TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	60,000	61,519
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	95,000	99,223
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/2027 (a)	85,000	97,684
		258,426
TOTAL CORPORATE BONDS & NOTES (Cost $170,848,699)		178,549,903
Shares
COMMON STOCKS — 0.0%(d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings (h) (i)	158	—

See accompanying notes to financial statements.
97

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Weatherford International PLC (i)	2,574	$ 15,444
		15,444
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Lonestar Resources US, Inc.	538	979
TOTAL COMMON STOCKS (Cost $60,195)		16,423
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings LLC 0.00% (Cost $854)(h)	324	855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (c) (h) (Cost $121)	$ 121	121
	Shares
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (j) (k)	577,820	577,936
State Street Navigator Securities Lending Portfolio II (l) (m)	11,753,755	11,753,755
TOTAL SHORT-TERM INVESTMENTS (Cost $12,331,691)		12,331,691
TOTAL INVESTMENTS — 104.9% (Cost $183,241,560)		190,898,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(8,929,778)
NET ASSETS — 100.0%		$ 181,969,215

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 60.4% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $976, representing 0.00% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
98

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$178,549,903	$ —	$178,549,903
Common Stocks	15,444	979	—	16,423
Preferred Stocks	—	—	855	855
Senior Floating Rate Loans	—	—	121	121
Short-Term Investments	12,331,691	—	—	12,331,691
TOTAL INVESTMENTS	$12,347,135	$178,550,882	$976	$190,898,993
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,087,305	$1,087,740	$17,800,722	$18,310,333	$(193)	$—	577,820	$ 577,936	$ —
State Street Navigator Securities Lending Portfolio II	8,645,524	8,645,524	17,799,906	14,691,675	—	—	11,753,755	11,753,755	15,728
Total		$9,733,264	$35,600,628	$33,002,008	$(193)	$—		$12,331,691	$15,728
See accompanying notes to financial statements.
99

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$ 11,000	$ 11,447
4.20%, 4/15/2024	13,000	14,468
Omnicom Group, Inc.:
2.45%, 4/30/2030	50,000	53,164
4.20%, 6/1/2030	125,000	150,407
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	85,000	88,608
WPP Finance 2010:
3.63%, 9/7/2022	119,000	125,177
3.75%, 9/19/2024	50,000	55,454
		498,725
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
1.95%, 2/1/2024	30,000	30,783
2.60%, 10/30/2025	43,000	44,966
2.75%, 2/1/2026	50,000	52,695
2.80%, 3/1/2024	15,000	15,743
2.80%, 3/1/2027	216,000	223,379
2.95%, 2/1/2030	25,000	25,852
3.10%, 5/1/2026	365,000	388,729
3.25%, 2/1/2028	150,000	160,794
3.25%, 2/1/2035	25,000	25,534
3.50%, 3/1/2039	25,000	25,200
3.63%, 2/1/2031	30,000	32,874
3.75%, 2/1/2050	125,000	130,725
3.85%, 11/1/2048	63,000	65,200
3.90%, 5/1/2049	15,000	15,589
4.88%, 5/1/2025	125,000	142,378
5.15%, 5/1/2030	250,000	302,598
5.71%, 5/1/2040	50,000	64,860
5.81%, 5/1/2050	100,000	137,702
5.88%, 2/15/2040	515,000	660,070
General Dynamics Corp.:
2.13%, 8/15/2026	150,000	160,818
2.25%, 11/15/2022	122,000	125,878
2.63%, 11/15/2027	37,000	40,586
3.63%, 4/1/2030	100,000	118,767
Hexcel Corp. 3.95%, 2/15/2027	79,000	85,668
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	70,000	71,090
2.90%, 12/15/2029	15,000	16,617
3.85%, 6/15/2023	8,000	8,633
3.85%, 12/15/2026	119,000	137,601
5.05%, 4/27/2045	38,000	52,754
Lockheed Martin Corp.:
1.85%, 6/15/2030	20,000	20,944
2.80%, 6/15/2050	120,000	129,322
3.80%, 3/1/2045	347,000	432,209
Security Description	Principal Amount	Value
4.07%, 12/15/2042	$ 73,000	$ 94,818
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	125,083
3.20%, 2/1/2027	365,000	409,979
Raytheon Technologies Corp.:
2.50%, 12/15/2022	150,000	155,451
4.15%, 5/15/2045	497,000	627,721
4.63%, 11/16/2048	179,000	243,490
4.88%, 10/15/2040	104,000	136,486
5.70%, 4/15/2040	8,000	11,723
6.13%, 7/15/2038	240,000	358,560
		6,109,869
AGRICULTURE — 1.5%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,618
3.40%, 5/6/2030	5,000	5,588
3.88%, 9/16/2046	50,000	52,882
4.00%, 1/31/2024	178,000	195,643
4.50%, 5/2/2043	487,000	564,394
4.80%, 2/14/2029	168,000	201,435
5.80%, 2/14/2039	35,000	46,073
5.95%, 2/14/2049	120,000	167,653
6.20%, 2/14/2059	105,000	149,012
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	438,000	477,740
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	25,853
2.73%, 3/25/2031	50,000	51,762
3.56%, 8/15/2027	285,000	317,735
3.73%, 9/25/2040	57,000	59,621
4.70%, 4/2/2027	325,000	383,217
4.76%, 9/6/2049	25,000	28,778
4.91%, 4/2/2030	25,000	30,192
5.28%, 4/2/2050	125,000	154,201
BAT International Finance PLC 1.67%, 3/25/2026	125,000	128,163
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027 (a)	222,000	253,875
4.35%, 3/15/2024	18,000	19,887
Philip Morris International, Inc.:
1.13%, 5/1/2023	25,000	25,490
1.50%, 5/1/2025	115,000	119,154
2.10%, 5/1/2030	10,000	10,416
2.50%, 11/2/2022	15,000	15,576
2.75%, 2/25/2026	40,000	43,649
3.88%, 8/21/2042	43,000	50,740
4.25%, 11/10/2044	225,000	282,577
4.88%, 11/15/2043	175,000	233,662
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	398,975
5.85%, 8/15/2045	184,000	234,414
		4,738,975

See accompanying notes to financial statements.
100

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
AIRLINES — 0.3%
American Airlines 2016-2 Pass Through Trust Series 2016-2, Class AA, Class AA, 3.20%, 12/15/2029	$ 40,475	$ 39,039
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, Class AA, 3.00%, 4/15/2030	24,656	24,082
American Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 3.15%, 8/15/2033	67,566	65,297
Continental Airlines 2012-2 Pass Through Trust Series 2012-2, Class A, Class A, 4.00%, 4/29/2026	16,258	16,393
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	5,498	5,602
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	48,505	48,563
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	140,000	150,438
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	25,492
4.75%, 5/4/2023	135,000	146,706
5.13%, 6/15/2027	35,000	41,558
5.25%, 5/4/2025	77,000	89,264
United Airlines 2014-2 Pass Through Trust Series 2014-2,Series A, Class A, 3.75%, 3/3/2028	35,905	36,122
United Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 4.15%, 2/25/2033	8,657	8,893
United Airlines 2019-2 Pass Through Trust Series 2019-2,Series AA, Class AA, 2.70%, 11/1/2033	166,504	158,367
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	160,000	172,621
		1,028,437
APPAREL — 0.3%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,938
2.85%, 3/27/2030	15,000	16,990
3.25%, 3/27/2040	25,000	29,232
3.38%, 3/27/2050	115,000	142,047
Security Description	Principal Amount	Value
PVH Corp. 4.63%, 7/10/2025	$ 30,000	$ 33,771
Ralph Lauren Corp.:
1.70%, 6/15/2022	25,000	25,459
2.95%, 6/15/2030	125,000	135,330
Tapestry, Inc. 3.00%, 7/15/2022	139,000	142,351
VF Corp.:
2.40%, 4/23/2025	350,000	374,042
2.95%, 4/23/2030 (a)	30,000	33,153
		959,313
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	138,000	141,139
Series GMTN, 3.55%, 1/12/2024 (a)	50,000	54,575
Series MTN, 0.65%, 9/8/2023	40,000	40,272
Series MTN, 0.88%, 7/7/2023	15,000	15,180
Series MTN, 1.20%, 7/8/2025 (a)	100,000	102,309
Series MTN, 1.95%, 5/10/2023	15,000	15,556
Series MTN, 2.15%, 9/10/2024	21,000	22,232
Series MTN, 2.35%, 1/8/2027	150,000	161,601
Series MTN, 2.40%, 6/27/2024	67,000	71,230
Series MTN, 2.90%, 2/16/2024	100,000	107,180
Cummins, Inc.:
3.65%, 10/1/2023	266,000	288,517
7.13%, 3/1/2028	5,000	6,754
Daimler Finance North America LLC 8.50%, 1/18/2031	121,000	191,162
General Motors Co.:
4.88%, 10/2/2023	413,000	458,508
5.00%, 10/1/2028	25,000	29,690
5.40%, 10/2/2023	115,000	129,170
5.40%, 4/1/2048	80,000	100,483
6.13%, 10/1/2025	100,000	121,417
6.60%, 4/1/2036	150,000	203,689
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	115,000	118,011
2.70%, 8/20/2027	25,000	26,432
2.75%, 6/20/2025	25,000	26,679
3.50%, 11/7/2024 (a)	65,000	70,540
3.60%, 6/21/2030	50,000	55,635
3.70%, 5/9/2023	127,000	134,736
4.00%, 1/15/2025	410,000	451,418

See accompanying notes to financial statements.
101

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/9/2025	$ 49,000	$ 54,938
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	40,000	39,995
Series MTN, 0.80%, 6/8/2023	5,000	5,053
Series MTN, 1.80%, 2/6/2025	20,000	20,954
Series MTN, 1.90%, 2/7/2023	15,000	15,491
Series MTN, 2.15%, 8/15/2024 (a)	25,000	26,485
Toyota Motor Corp. 2.16%, 7/2/2022	112,000	115,102
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	27,000	31,964
Series GMTN, 2.70%, 1/11/2023 (a)	25,000	26,196
Series GMTN, 3.45%, 9/20/2023	363,000	393,158
Series MTN, 0.35%, 10/14/2022 (a)	50,000	50,088
Series MTN, 0.80%, 10/16/2025	50,000	50,273
Series MTN, 1.15%, 5/26/2022	100,000	101,235
Series MTN, 1.15%, 8/13/2027	60,000	60,380
Series MTN, 1.35%, 8/25/2023	200,000	205,298
Series MTN, 2.00%, 10/7/2024 (a)	150,000	157,866
Series MTN, 2.15%, 2/13/2030	25,000	26,836
Series MTN, 2.90%, 3/30/2023	205,000	216,794
Series MTN, 3.00%, 4/1/2025	10,000	10,988
Series MTN, 3.38%, 4/1/2030 (a)	5,000	5,867
		4,759,076
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	43,620
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	15,000	16,174
4.38%, 3/15/2045	69,000	81,098
Lear Corp. 4.25%, 5/15/2029	50,000	57,020
Magna International, Inc. 4.15%, 10/1/2025	38,000	43,632
		241,544
Security Description	Principal Amount	Value
BANKS — 19.4%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	$ 100,000	$ 104,373
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	400,000	403,092
Banco Santander SA:
2.71%, 6/27/2024	300,000	320,115
2.75%, 5/28/2025	440,000	470,664
3.50%, 4/11/2022	225,000	233,138
Bank of America Corp.:
6.11%, 1/29/2037	446,000	650,594
7.75%, 5/14/2038	200,000	339,448
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	332,000	349,291
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	145,000	180,315
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	150,000	160,530
Series GMTN, 3.50%, 4/19/2026	470,000	532,891
Series MTN, 2.50%, 10/21/2022	350,000	356,279
Series MTN, 4.00%, 4/1/2024	332,000	368,331
Series MTN, 4.00%, 1/22/2025	187,000	210,169
Series MTN, 4.20%, 8/26/2024	115,000	128,889
Series MTN, 4.45%, 3/3/2026	300,000	349,719
Series MTN, 5.00%, 1/21/2044	383,000	538,689
Series MTN, 5.88%, 2/7/2042	100,000	151,656
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	25,000	26,209
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	25,000	26,669
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	200,000	217,844
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	125,000	132,680
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	125,000	145,645
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	613,000	630,716

See accompanying notes to financial statements.
102

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	$ 225,000	$ 246,170
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	233,000	303,427
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	125,000	165,491
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	550,000	556,468
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	200,000	203,138
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	200,000	203,684
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	200,000	202,646
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	100,000	101,185
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	50,000	51,978
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	100,000	104,219
Bank of Montreal:
0.45%, 12/8/2023	70,000	70,192
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	55,000	62,283
Series E, 3.30%, 2/5/2024	15,000	16,277
Series MTN, 2.05%, 11/1/2022	160,000	165,162
Series MTN, 2.50%, 6/28/2024	15,000	16,011
Series MTN, 2.90%, 3/26/2022	245,000	252,950
Bank of New York Mellon Corp.:
Series MTN, 1.85%, 1/27/2023	20,000	20,614
Series MTN, 2.45%, 8/17/2026	200,000	217,872
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	402,000	460,185
Bank of Nova Scotia:
0.55%, 9/15/2023	50,000	50,215
1.30%, 6/11/2025	150,000	153,867
1.63%, 5/1/2023	221,000	227,360
2.00%, 11/15/2022	100,000	103,262
2.70%, 8/3/2026 (a)	25,000	27,599
3.40%, 2/11/2024	100,000	108,857
BankUnited, Inc. 5.13%, 6/11/2030	25,000	29,172
Barclays Bank PLC 1.70%, 5/12/2022	15,000	15,254
Barclays PLC:
3.65%, 3/16/2025	233,000	257,269
5.20%, 5/12/2026	400,000	466,932
Security Description	Principal Amount	Value
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	$ 200,000	$ 201,424
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	15,000	16,240
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	705,000	735,893
BB&T Corp. Series MTN, 2.75%, 4/1/2022	10,000	10,285
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	67,255
BPCE SA Series MTN, 3.38%, 12/2/2026	75,000	84,981
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	140,000	141,876
3.10%, 4/2/2024 (a)	25,000	27,060
Series BKNT, 3.50%, 9/13/2023	206,000	223,516
Citigroup, Inc.:
2.75%, 4/25/2022	205,000	211,082
3.20%, 10/21/2026	910,000	1,016,843
3.88%, 3/26/2025	283,000	316,833
4.13%, 7/25/2028	456,000	533,146
4.45%, 9/29/2027	50,000	59,055
4.50%, 1/14/2022	462,000	481,709
4.60%, 3/9/2026	292,000	342,443
6.68%, 9/13/2043	115,000	186,599
8.13%, 7/15/2039	165,000	295,333
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	250,000	271,587
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	240,000	270,967
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	477,000	542,821
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (b)	25,000	32,486
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	150,000	151,096
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	10,000	10,156
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	165,000	170,089
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	100,000	106,577
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	140,000	155,208
3.25%, 4/30/2030	130,000	146,809

See accompanying notes to financial statements.
103

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Comerica, Inc. 4.00%, 2/1/2029 (a)	$ 325,000	$ 387,975
Cooperatieve Rabobank UA:
3.88%, 2/8/2022	372,000	386,679
4.38%, 8/4/2025	80,000	91,366
Credit Suisse AG:
1.00%, 5/5/2023	200,000	202,982
2.80%, 4/8/2022	250,000	257,995
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (a)	222,000	310,085
Deutsche Bank AG:
3.70%, 5/30/2024 (a)	200,000	215,390
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	300,000	308,310
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	150,000	162,843
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	21,888
Fifth Third Bancorp 4.30%, 1/16/2024	18,000	19,908
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	181,507
Series BKNT, 3.95%, 7/28/2025	150,000	171,430
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	25,000	29,269
First Republic Bank Series BKNT, 4.63%, 2/13/2047 (a)	35,000	45,959
FNB Corp. 2.20%, 2/24/2023	10,000	10,204
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	745,000	751,027
3.50%, 4/1/2025	235,000	261,170
3.50%, 11/16/2026	353,000	396,303
3.63%, 1/22/2023	548,000	584,667
3.63%, 2/20/2024 (a)	100,000	108,977
3.85%, 1/26/2027	205,000	234,251
4.75%, 10/21/2045	260,000	361,720
6.45%, 5/1/2036	280,000	410,365
6.75%, 10/1/2037	290,000	442,465
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	313,000	370,680
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	300,000	382,050
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	15,000	15,070
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	80,000	80,909
HSBC Holdings PLC:
3.90%, 5/25/2026	450,000	513,333
Security Description	Principal Amount	Value
4.00%, 3/30/2022	$ 15,000	$ 15,669
6.50%, 5/2/2036	514,000	744,005
6.80%, 6/1/2038 (a)	270,000	409,992
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	200,000	203,172
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	535,000	547,786
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	500,000	520,875
Huntington Bancshares, Inc. 2.63%, 8/6/2024	125,000	133,540
ING Groep NV:
3.15%, 3/29/2022	250,000	258,580
3.95%, 3/29/2027	330,000	381,665
4.05%, 4/9/2029	100,000	118,896
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	108,393
JPMorgan Chase & Co.:
2.97%, 1/15/2023	15,000	15,411
3.20%, 1/25/2023	111,000	117,651
3.20%, 6/15/2026	166,000	185,653
3.25%, 9/23/2022	230,000	241,679
3.38%, 5/1/2023	626,000	668,987
3.63%, 12/1/2027	500,000	568,050
6.40%, 5/15/2038	267,000	413,954
7.63%, 10/15/2026	175,000	239,101
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	367,000	380,440
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	240,000	257,011
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	161,000	166,133
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	476,000	567,368
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	278,000	317,090
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	500,000	628,925
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	100,000	131,190
SOFR + 0.06%, 0.65%, 9/16/2024 (b)	235,000	236,309
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	100,000	101,144
SOFR + 1.51%, 2.53%, 11/19/2041 (b)	100,000	102,629
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	20,000	21,031
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	300,000	316,635

See accompanying notes to financial statements.
104

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	$ 200,000	$ 212,276
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	200,000	222,622
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	65,000	73,138
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	275,000	291,948
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	107,064
Series MTN, 2.55%, 10/1/2029	350,000	379,463
Series MTN, 4.15%, 10/29/2025	65,000	75,438
Lloyds Banking Group PLC:
4.38%, 3/22/2028	250,000	296,695
4.45%, 5/8/2025	200,000	229,588
4.50%, 11/4/2024	15,000	16,782
4.58%, 12/10/2025	100,000	114,309
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a) (b)	300,000	317,160
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	299,000	302,304
M&T Bank Corp. 3.55%, 7/26/2023 (a)	41,000	44,228
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	507,000	520,856
2.05%, 7/17/2030	235,000	245,347
2.56%, 2/25/2030	200,000	215,582
2.76%, 9/13/2026	211,000	231,621
3.46%, 3/2/2023	129,000	137,460
3.68%, 2/22/2027	278,000	315,538
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	335,000	344,973
3.17%, 9/11/2027	300,000	335,145
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	200,000	210,560
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (b)	210,000	213,524
Morgan Stanley:
2.75%, 5/19/2022	15,000	15,492
4.38%, 1/22/2047	95,000	129,097
5.00%, 11/24/2025	150,000	179,112
6.38%, 7/24/2042	583,000	952,628
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	100,000	100,795
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	315,000	332,964
Series F, 3.88%, 4/29/2024	123,000	136,246
Series GMTN, 3.13%, 1/23/2023	175,000	184,723
Series GMTN, 3.70%, 10/23/2024	301,000	335,034
Security Description	Principal Amount	Value
Series GMTN, 3.88%, 1/27/2026	$ 470,000	$ 539,019
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	250,000	304,317
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	150,000	151,134
Series MTN, 3.13%, 7/27/2026	400,000	447,172
Series MTN, 6.25%, 8/9/2026	173,000	220,750
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	75,000	75,128
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	115,000	115,922
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	15,000	16,047
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	100,000	116,225
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,500
National Australia Bank, Ltd.:
3.00%, 1/20/2023	100,000	105,467
Series GMTN, 2.50%, 5/22/2022	25,000	25,772
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	250,000	250,822
Natwest Group PLC:
5.13%, 5/28/2024	305,000	342,323
6.00%, 12/19/2023	148,000	168,871
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	600,000	655,092
Northern Trust Corp.:
1.95%, 5/1/2030	130,000	135,686
2.38%, 8/2/2022	25,000	25,827
PNC Bank NA Series BKNT, 3.25%, 6/1/2025	250,000	277,825
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	166,000	187,215
3.30%, 3/8/2022	125,000	129,097
3.45%, 4/23/2029	125,000	144,332
3.90%, 4/29/2024	216,000	238,926
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	20,000	20,569
Series GMTN, 2.55%, 7/16/2024	50,000	53,496
Series GMTN, 2.80%, 4/29/2022	175,000	180,875
Series GMTN, 3.70%, 10/5/2023	110,000	120,073

See accompanying notes to financial statements.
105

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 0.50%, 10/26/2023	$ 105,000	$ 105,565
Series MTN, 1.15%, 6/10/2025 (a)	35,000	35,760
Royal Bank of Scotland Group PLC 4.80%, 4/5/2026	25,000	29,547
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	250,000	273,172
3.70%, 3/28/2022	139,000	143,536
3.50%, 6/7/2024	15,000	16,244
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	382,000	401,826
Signature Bank 4.00%, 10/15/2030 (b)	100,000	100,642
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	600,000	615,198
2.13%, 7/8/2030	300,000	312,774
2.35%, 1/15/2025	200,000	212,154
2.63%, 7/14/2026	215,000	233,686
2.78%, 7/12/2022	117,000	121,348
3.20%, 9/17/2029	50,000	54,587
3.36%, 7/12/2027 (a)	100,000	113,120
3.45%, 1/11/2027	70,000	78,945
4.31%, 10/16/2028	25,000	29,906
SVB Financial Group 3.13%, 6/5/2030	15,000	16,894
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	50,000	54,304
Series MTN, 0.45%, 9/11/2023	100,000	100,292
Series MTN, 1.15%, 6/12/2025 (a)	200,000	204,106
Series MTN, 1.90%, 12/1/2022	100,000	103,089
Truist Bank:
Series BKNT, 2.45%, 8/1/2022 (a)	27,000	27,870
Series BKNT, 2.80%, 5/17/2022	242,000	249,923
Series BNKT, 3.20%, 4/1/2024	100,000	108,378
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	300,000	301,746
Series MTN, 1.20%, 8/5/2025 (a)	35,000	35,876
Series MTN, 2.50%, 8/1/2024	50,000	53,310
Series MTN, 3.05%, 6/20/2022	300,000	311,388
Series MTN, 3.75%, 12/6/2023	200,000	219,748
Security Description	Principal Amount	Value
US Bancorp:
Series DMTN, 3.00%, 7/30/2029	$ 250,000	$ 279,645
Series MTN, 1.38%, 7/22/2030	450,000	450,850
Series MTN, 3.60%, 9/11/2024	200,000	221,176
Series MTN, 3.95%, 11/17/2025	150,000	173,481
Series V, 2.63%, 1/24/2022	118,000	120,722
Wachovia Corp. 7.57%, 8/1/2026 (c)	100,000	130,827
Wells Fargo & Co.:
3.00%, 10/23/2026	425,000	470,930
3.07%, 1/24/2023	310,000	318,702
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	65,000	68,414
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	85,000	92,161
Series MTN, 2.63%, 7/22/2022	215,000	222,572
Series MTN, 3.30%, 9/9/2024	100,000	109,496
Series MTN, 3.50%, 3/8/2022	15,000	15,551
Series MTN, 3.55%, 9/29/2025	303,000	340,511
Series MTN, 3.75%, 1/24/2024	200,000	218,234
Series MTN, 4.15%, 1/24/2029	400,000	474,500
Series MTN, 4.40%, 6/14/2046	200,000	249,724
Series MTN, 4.65%, 11/4/2044	831,000	1,060,148
Series MTN, 4.75%, 12/7/2046	175,000	229,138
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	190,000	200,718
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	350,000	381,496
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	410,000	500,991
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (b)	150,000	212,931
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	300,000	308,361
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	190,000	202,198
Westpac Banking Corp.:
2.00%, 1/13/2023	305,000	315,550
2.35%, 2/19/2025	100,000	107,328
2.65%, 1/16/2030 (a)	120,000	134,485

See accompanying notes to financial statements.
106

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 5/13/2026	$ 214,000	$ 237,724
3.30%, 2/26/2024	225,000	245,252
3.40%, 1/25/2028	100,000	115,336
3.65%, 5/15/2023	15,000	16,177
		61,302,252
BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	370,000	418,489
4.90%, 2/1/2046	454,000	589,914
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	275,000	311,328
4.63%, 2/1/2044	286,000	358,181
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	25,000	28,971
3.75%, 7/15/2042	233,000	264,774
4.00%, 4/13/2028	305,000	359,244
4.35%, 6/1/2040	225,000	275,459
4.44%, 10/6/2048	109,000	135,312
4.50%, 6/1/2050	15,000	18,931
4.60%, 4/15/2048	385,000	485,577
4.75%, 1/23/2029	65,000	80,183
8.00%, 11/15/2039	111,000	187,995
8.20%, 1/15/2039	50,000	85,720
Coca-Cola Co.:
1.00%, 3/15/2028	30,000	30,066
1.65%, 6/1/2030	335,000	343,951
2.50%, 6/1/2040	125,000	132,706
2.50%, 3/15/2051	35,000	36,133
2.60%, 6/1/2050	50,000	52,541
2.75%, 6/1/2060	50,000	53,841
2.88%, 10/27/2025	196,000	217,848
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	125,000	135,388
5.25%, 11/26/2043	25,000	35,138
Constellation Brands, Inc.:
2.88%, 5/1/2030 (a)	15,000	16,440
3.20%, 2/15/2023 (a)	171,000	180,750
3.60%, 2/15/2028	25,000	28,563
4.50%, 5/9/2047	159,000	201,595
4.65%, 11/15/2028	115,000	139,766
Diageo Capital PLC:
2.13%, 4/29/2032	100,000	105,380
2.63%, 4/29/2023	169,000	176,943
Diageo Investment Corp. 2.88%, 5/11/2022	188,000	194,373
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	100,000	111,234
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	350,000	418,894
4.06%, 5/25/2023	300,000	326,007
Security Description	Principal Amount	Value
4.42%, 5/25/2025	$ 50,000	$ 57,651
7.45%, 5/1/2038	6,000	9,639
Molson Coors Brewing Co.:
3.00%, 7/15/2026	155,000	169,906
4.20%, 7/15/2046	242,000	276,865
PepsiCo, Inc.:
0.40%, 10/7/2023	100,000	100,527
1.40%, 2/25/2031 (a)	140,000	140,862
1.63%, 5/1/2030	10,000	10,260
2.63%, 7/29/2029	25,000	27,624
2.88%, 10/15/2049	165,000	184,330
3.00%, 10/15/2027 (a)	300,000	338,283
3.10%, 7/17/2022	15,000	15,585
3.38%, 7/29/2049	95,000	114,800
3.45%, 10/6/2046	15,000	18,048
3.50%, 3/19/2040	200,000	241,236
3.60%, 3/1/2024	308,000	336,709
4.60%, 7/17/2045	128,000	179,178
		8,759,138
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	15,774
2.20%, 2/21/2027 (a)	340,000	363,406
2.30%, 2/25/2031	100,000	106,276
2.45%, 2/21/2030	125,000	134,275
2.77%, 9/1/2053 (d)	100,000	100,167
3.15%, 2/21/2040	50,000	54,539
3.38%, 2/21/2050	50,000	55,806
3.63%, 5/15/2022	100,000	103,588
3.63%, 5/22/2024	195,000	214,063
4.66%, 6/15/2051	202,000	274,261
Baxalta, Inc.:
4.00%, 6/23/2025	321,000	362,794
5.25%, 6/23/2045	70,000	97,083
Biogen, Inc.:
3.63%, 9/15/2022	145,000	152,897
4.05%, 9/15/2025	15,000	17,188
5.20%, 9/15/2045	206,000	276,514
Gilead Sciences, Inc.:
1.20%, 10/1/2027	145,000	146,054
1.95%, 3/1/2022	150,000	152,565
2.50%, 9/1/2023	100,000	105,202
3.25%, 9/1/2022	155,000	161,784
4.00%, 9/1/2036	132,000	160,333
4.50%, 2/1/2045	314,000	401,688
5.65%, 12/1/2041	250,000	361,540
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	10,000	9,857
2.80%, 9/15/2050	10,000	9,684
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	125,000	125,631
1.20%, 9/2/2025 (d)	35,000	35,558
2.20%, 9/2/2030 (a) (d)	20,000	20,532
3.30%, 9/2/2040 (d)	130,000	136,878

See accompanying notes to financial statements.
107

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 9/2/2050 (d)	$ 130,000	$ 138,537
		4,294,474
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
1.92%, 2/15/2023	43,000	44,304
2.24%, 2/15/2025	30,000	31,741
2.72%, 2/15/2030	25,000	26,726
3.38%, 4/5/2040	100,000	109,652
3.58%, 4/5/2050	100,000	111,848
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	63,000	68,740
Johnson Controls International PLC:
4.63%, 7/2/2044	136,000	176,603
3.63%, 7/2/2024 (c)	8,000	8,673
Lennox International, Inc. 1.35%, 8/1/2025	5,000	5,111
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	135,000	161,383
Masco Corp. 4.38%, 4/1/2026	241,000	281,977
Owens Corning:
3.40%, 8/15/2026	137,000	151,052
3.88%, 6/1/2030	125,000	144,140
Vulcan Materials Co.:
3.50%, 6/1/2030	150,000	171,633
4.70%, 3/1/2048	25,000	32,018
		1,525,601
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	10,000	10,426
2.05%, 5/15/2030	10,000	10,677
2.70%, 5/15/2040	25,000	26,884
2.80%, 5/15/2050	120,000	131,878
Celanese US Holdings LLC 3.50%, 5/8/2024	45,000	48,691
Dow Chemical Co.:
3.63%, 5/15/2026	105,000	118,398
4.25%, 10/1/2034	165,000	199,206
4.80%, 11/30/2028	100,000	123,054
4.80%, 5/15/2049 (a)	110,000	151,406
5.25%, 11/15/2041	86,000	114,021
DowDuPont, Inc. 5.32%, 11/15/2038	50,000	67,770
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	160,000	162,114
4.73%, 11/15/2028	215,000	264,226
5.42%, 11/15/2048	60,000	86,814
Eastman Chemical Co.:
3.60%, 8/15/2022	150,000	156,234
4.65%, 10/15/2044	214,000	270,618
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	50,000	47,738
Security Description	Principal Amount	Value
3.25%, 12/1/2027	$ 185,000	$ 209,696
4.80%, 3/24/2030	10,000	12,775
5.50%, 12/8/2041	3,000	4,321
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,412
FMC Corp.:
3.45%, 10/1/2029	15,000	17,091
4.50%, 10/1/2049	15,000	19,448
Huntsman International LLC 4.50%, 5/1/2029	163,000	188,658
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	115,000	153,977
Linde, Inc.:
2.00%, 8/10/2050 (a)	30,000	27,924
2.65%, 2/5/2025	112,000	121,259
LYB International Finance B.V.:
4.00%, 7/15/2023	122,000	132,608
5.25%, 7/15/2043	351,000	455,279
LYB International Finance III LLC:
2.25%, 10/1/2030	45,000	46,302
2.88%, 5/1/2025	25,000	27,099
3.38%, 5/1/2030	25,000	28,074
4.20%, 5/1/2050	25,000	29,276
Mosaic Co.:
4.05%, 11/15/2027	100,000	113,311
4.88%, 11/15/2041	180,000	209,513
Nutrien, Ltd.:
3.38%, 3/15/2025	250,000	274,850
4.90%, 6/1/2043	25,000	32,144
5.25%, 1/15/2045	47,000	64,413
PPG Industries, Inc. 2.80%, 8/15/2029	25,000	27,415
Praxair, Inc. 1.10%, 8/10/2030	50,000	49,472
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,370
4.55%, 3/1/2029 (a)	115,000	134,043
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	13,250
3.80%, 8/15/2049	175,000	212,203
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	168,598
5.00%, 8/15/2046	92,000	119,287
		4,904,223
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	75,000	74,938
Block Financial LLC 3.88%, 8/15/2030	130,000	140,288
California Institute of Technology 3.65%, 9/1/2119	10,000	11,223

See accompanying notes to financial statements.
108

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cintas Corp. No. 2 6.15%, 8/15/2036	$ 10,000	$ 13,598
Duke University Series 2020, 2.83%, 10/1/2055	20,000	21,732
Equifax, Inc.:
2.60%, 12/1/2024	60,000	64,231
3.10%, 5/15/2030	15,000	16,719
3.30%, 12/15/2022	129,000	135,146
Georgetown University Series B, 4.32%, 4/1/2049	100,000	127,219
Global Payments, Inc.:
2.65%, 2/15/2025	200,000	214,324
2.90%, 5/15/2030	45,000	48,953
4.00%, 6/1/2023	50,000	54,072
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	10,531
Leland Stanford Junior University 3.65%, 5/1/2048	50,000	63,257
Massachusetts Institute of Technology Series G, 2.29%, 7/1/2051	115,000	115,931
Moody's Corp.:
2.55%, 8/18/2060	50,000	46,869
3.25%, 5/20/2050	100,000	110,271
4.88%, 12/17/2048	25,000	33,959
Northeastern University Series 2020, 2.89%, 10/1/2050	15,000	15,752
Northwestern University Series 2020, 2.64%, 12/1/2050	25,000	26,445
PayPal Holdings, Inc.:
1.65%, 6/1/2025	15,000	15,688
2.20%, 9/26/2022	160,000	165,294
2.30%, 6/1/2030 (a)	15,000	16,074
2.40%, 10/1/2024	120,000	128,258
2.85%, 10/1/2029	120,000	133,402
3.25%, 6/1/2050	15,000	17,238
President & Fellows of Harvard College 2.52%, 10/15/2050	35,000	37,142
Quanta Services, Inc. 2.90%, 10/1/2030	70,000	75,162
RELX Capital, Inc.:
3.00%, 5/22/2030	15,000	16,682
3.50%, 3/16/2023	265,000	281,931
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	50,000	51,300
S&P Global, Inc. 3.25%, 12/1/2049	115,000	133,406
Trustees of Boston College 3.13%, 7/1/2052	20,000	21,856
Trustees of Princeton University 5.70%, 3/1/2039	70,000	105,971
Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	$ 25,000	$ 28,438
Series 2020, 2.40%, 10/1/2050	100,000	101,299
University of Chicago:
Series 20B, 2.76%, 4/1/2045	5,000	5,164
Series C, 2.55%, 4/1/2050	100,000	99,901
University of Southern California:
2.81%, 10/1/2050	100,000	108,392
Series A, 3.23%, 10/1/2120	20,000	20,162
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	18,114
4.13%, 3/15/2029	100,000	120,345
Yale University Series 2020, 2.40%, 4/15/2050	129,000	133,253
		3,179,930
COMPUTERS — 2.7%
Amdocs, Ltd. 2.54%, 6/15/2030	125,000	131,626
Apple, Inc.:
0.55%, 8/20/2025 (a)	250,000	251,107
1.70%, 9/11/2022	107,000	109,705
1.80%, 9/11/2024	25,000	26,242
2.40%, 8/20/2050 (a)	55,000	56,115
2.45%, 8/4/2026	500,000	544,880
2.65%, 5/11/2050	150,000	159,428
2.70%, 5/13/2022	430,000	444,405
2.95%, 9/11/2049	215,000	241,004
3.00%, 2/9/2024	296,000	318,508
3.00%, 6/20/2027 (a)	90,000	101,429
3.20%, 5/11/2027	474,000	536,800
3.75%, 11/13/2047	568,000	717,083
3.85%, 5/4/2043	100,000	127,089
4.25%, 2/9/2047 (a)	275,000	373,180
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (d)	50,000	55,165
5.85%, 7/15/2025 (d)	25,000	29,887
6.02%, 6/15/2026 (d)	228,000	278,324
8.10%, 7/15/2036 (d)	334,000	491,043
8.35%, 7/15/2046 (d)	219,000	330,261
DXC Technology Co.:
4.00%, 4/15/2023	50,000	53,435
4.75%, 4/15/2027 (a)	200,000	229,034
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	27,219
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	50,000	51,312
1.75%, 4/1/2026 (a)	50,000	51,811
4.45%, 10/2/2023	15,000	16,520
6.20%, 10/15/2035	315,000	407,263
6.35%, 10/15/2045	100,000	132,012

See accompanying notes to financial statements.
109

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HP, Inc.:
2.20%, 6/17/2025	$ 150,000	$ 158,816
3.00%, 6/17/2027	50,000	55,156
3.40%, 6/17/2030	150,000	167,057
International Business Machines Corp.:
2.85%, 5/13/2022	15,000	15,530
3.00%, 5/15/2024	450,000	487,525
3.50%, 5/15/2029	100,000	115,404
3.63%, 2/12/2024	464,000	508,507
4.25%, 5/15/2049	160,000	209,813
4.70%, 2/19/2046 (a)	172,000	238,273
6.22%, 8/1/2027	11,000	14,420
7.13%, 12/1/2096	25,000	42,973
Leidos, Inc.:
2.30%, 2/15/2031 (d)	100,000	102,398
3.63%, 5/15/2025 (d)	5,000	5,590
NetApp, Inc. 1.88%, 6/22/2025	115,000	120,304
		8,533,653
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	22,000	22,816
Series MTN, 4.00%, 8/15/2045	110,000	149,344
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (a)	115,000	132,727
3.70%, 8/15/2042	19,000	21,506
6.00%, 5/15/2037	11,000	16,463
Procter & Gamble Co.:
0.55%, 10/29/2025	100,000	100,863
1.20%, 10/29/2030 (a)	100,000	99,981
2.30%, 2/6/2022	103,000	105,307
2.70%, 2/2/2026	327,000	362,424
3.10%, 8/15/2023	15,000	16,113
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	100,267
3.13%, 3/22/2023	65,000	68,969
5.90%, 11/15/2032	203,000	298,323
		1,495,103
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
1.85%, 2/15/2025	159,000	167,190
4.60%, 6/15/2045	24,000	31,985
		199,175
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	15,000	15,578
Security Description	Principal Amount	Value
3.65%, 7/21/2027	$ 30,000	$ 32,487
4.13%, 7/3/2023	51,000	54,541
4.45%, 4/3/2026	15,000	16,822
4.50%, 9/15/2023	250,000	270,795
4.63%, 7/1/2022	225,000	236,563
4.88%, 1/16/2024 (a)	15,000	16,406
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	16,314
Air Lease Corp.:
2.63%, 7/1/2022	30,000	30,774
3.00%, 9/15/2023	43,000	45,180
3.25%, 3/1/2025	75,000	80,039
3.50%, 1/15/2022	15,000	15,408
3.75%, 2/1/2022	55,000	56,481
4.25%, 9/15/2024	343,000	375,489
Series MTN, 3.00%, 2/1/2030	25,000	25,646
Aircastle, Ltd.:
4.25%, 6/15/2026	235,000	248,945
4.40%, 9/25/2023	125,000	133,387
5.00%, 4/1/2023	15,000	16,089
5.50%, 2/15/2022	16,000	16,731
Ally Financial, Inc.:
3.05%, 6/5/2023	165,000	174,009
4.63%, 5/19/2022	15,000	15,829
5.80%, 5/1/2025 (a)	135,000	161,125
8.00%, 11/1/2031	200,000	293,626
American Express Co.:
2.75%, 5/20/2022	200,000	206,288
3.40%, 2/27/2023	359,000	381,822
4.20%, 11/6/2025 (a)	170,000	197,673
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	22,172
3.00%, 4/2/2025	25,000	27,268
4.00%, 10/15/2023	127,000	139,741
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	15,000	14,914
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	59,710
BlackRock, Inc.:
1.90%, 1/28/2031	120,000	125,682
2.40%, 4/30/2030	100,000	109,276
3.20%, 3/15/2027 (a)	52,000	58,767
3.50%, 3/18/2024	19,000	20,901
Blackstone/GSO Secured Lending Fund 3.65%, 7/14/2023 (d)	25,000	26,000
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	24,647
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	26,513
Brookfield Finance, Inc.:
4.00%, 4/1/2024	148,000	162,621
4.35%, 4/15/2030	25,000	29,967

See accompanying notes to financial statements.
110

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.:
2.60%, 5/11/2023	$ 30,000	$ 31,442
3.20%, 2/5/2025	200,000	218,306
3.65%, 5/11/2027	125,000	143,384
3.90%, 1/29/2024	200,000	218,952
4.20%, 10/29/2025	200,000	228,020
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	101,077
Charles Schwab Corp.:
0.90%, 3/11/2026	65,000	65,875
1.65%, 3/11/2031	80,000	80,734
3.23%, 9/1/2022	11,000	11,517
3.25%, 5/22/2029 (a)	115,000	131,826
3.55%, 2/1/2024	47,000	51,288
4.63%, 3/22/2030	100,000	126,355
CI Financial Corp. 3.20%, 12/17/2030	50,000	51,169
CME Group, Inc.:
3.00%, 3/15/2025	90,000	98,738
5.30%, 9/15/2043	211,000	314,259
Discover Financial Services 4.50%, 1/30/2026	265,000	306,642
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	99,497
GE Capital Funding LLC 3.45%, 5/15/2025 (d)	100,000	110,470
GE Capital International Funding Co. 4.42%, 11/15/2035	325,000	387,881
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	20,000	20,161
3.10%, 9/15/2027	38,000	42,498
3.75%, 9/21/2028	12,000	14,032
4.00%, 10/15/2023	119,000	130,604
4.25%, 9/21/2048	305,000	386,670
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	4,588
Jefferies Group LLC:
2.75%, 10/15/2032	100,000	104,859
5.13%, 1/20/2023	23,000	25,140
6.50%, 1/20/2043	3,000	4,111
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	58,425
4.85%, 1/15/2027	106,000	124,857
Lazard Group LLC 4.50%, 9/19/2028	165,000	195,855
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	53,432
5.63%, 1/15/2044	86,000	124,006
Mastercard, Inc.:
2.00%, 3/3/2025	325,000	344,922
3.95%, 2/26/2048	184,000	238,352
Nasdaq, Inc.:
2.50%, 12/21/2040	50,000	49,448
3.25%, 4/28/2050	10,000	10,953
Security Description	Principal Amount	Value
3.85%, 6/30/2026	$ 138,000	$ 158,496
Nomura Holdings, Inc. 1.85%, 7/16/2025	229,000	238,178
ORIX Corp.:
2.90%, 7/18/2022	30,000	31,059
3.25%, 12/4/2024	50,000	54,489
3.70%, 7/18/2027 (a)	25,000	28,515
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	43,790
4.95%, 7/15/2046	102,000	139,377
Stifel Financial Corp. 4.25%, 7/18/2024	100,000	112,140
Synchrony Financial:
3.95%, 12/1/2027	125,000	140,462
4.25%, 8/15/2024	218,000	239,438
5.15%, 3/19/2029	50,000	60,471
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	44,860
1.10%, 2/15/2031	100,000	98,211
1.90%, 4/15/2027	125,000	132,859
2.00%, 8/15/2050	50,000	47,562
2.05%, 4/15/2030	15,000	16,040
3.15%, 12/14/2025	488,000	547,355
VISA, Inc. 2.70%, 4/15/2040	10,000	10,925
Western Union Co.:
2.85%, 1/10/2025	130,000	139,714
4.25%, 6/9/2023	50,000	54,111
		11,030,623
ELECTRIC — 7.4%
AEP Texas, Inc. 3.80%, 10/1/2047	95,000	111,920
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	22,149
3.80%, 6/15/2049	150,000	183,751
4.25%, 9/15/2048	20,000	26,143
AES Corp.:
1.38%, 1/15/2026 (d)	75,000	75,634
2.45%, 1/15/2031 (d)	100,000	101,272
Alabama Power Co.:
3.45%, 10/1/2049	175,000	206,057
4.15%, 8/15/2044	3,000	3,804
Series A, 4.30%, 7/15/2048	215,000	286,563
Ameren Corp.:
2.50%, 9/15/2024	75,000	79,936
3.65%, 2/15/2026	50,000	56,422
Ameren Illinois Co.:
3.25%, 3/15/2050	75,000	87,343
4.30%, 7/1/2044	16,000	20,106
American Electric Power Co., Inc. 3.25%, 3/1/2050	15,000	16,056
Arizona Public Service Co.:
3.15%, 5/15/2025	130,000	142,765
4.50%, 4/1/2042	185,000	237,727

See accompanying notes to financial statements.
111

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Atlantic City Electric Co. 4.00%, 10/15/2028	$ 25,000	$ 29,351
Avangrid, Inc.:
3.20%, 4/15/2025	125,000	136,997
3.80%, 6/1/2029	25,000	28,786
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049 (a)	35,000	39,339
4.25%, 9/15/2048	69,000	90,431
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	20,943
5.95%, 5/15/2037	152,000	219,740
6.13%, 4/1/2036	293,000	432,664
Black Hills Corp.:
3.88%, 10/15/2049	25,000	29,233
4.35%, 5/1/2033	110,000	133,110
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	3,073
3.95%, 3/1/2048	15,000	18,994
4.50%, 4/1/2044	141,000	187,715
Series AC, 4.25%, 2/1/2049	178,000	235,126
Series AD, 2.90%, 7/1/2050	30,000	32,704
CenterPoint Energy, Inc. 2.50%, 9/1/2024 (a)	75,000	79,715
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	125,000	138,249
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	59,009
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	140,772
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	13,149
3.70%, 8/15/2028	367,000	434,110
4.00%, 3/1/2048	35,000	44,317
4.00%, 3/1/2049	15,000	19,146
Series 127, 3.20%, 11/15/2049	60,000	67,477
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	13,005
Series A, 0.75%, 12/1/2025	50,000	50,382
Series A, 3.20%, 3/15/2027	125,000	140,865
Consolidated Edison Co. of New York, Inc.:
5.70%, 6/15/2040	355,000	496,010
Series 20A, 3.35%, 4/1/2030	10,000	11,446
Series 20B, 3.95%, 4/1/2050	117,000	142,428
Series C, 3.00%, 12/1/2060	155,000	157,858
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	40,000	40,077
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	40,030
3.38%, 8/15/2023	25,000	26,771
4.05%, 5/15/2048	65,000	84,787
Security Description	Principal Amount	Value
4.35%, 4/15/2049	$ 136,000	$ 185,654
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	17,487
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	12,487
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	11,000	16,274
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	120,000	129,676
4.25%, 6/1/2028	200,000	239,900
4.70%, 12/1/2044	115,000	150,241
Series C, 3.38%, 4/1/2030	160,000	182,163
DTE Electric Co.:
2.25%, 3/1/2030 (a)	25,000	26,838
2.95%, 3/1/2050	50,000	55,641
3.70%, 3/15/2045	36,000	43,455
3.95%, 3/1/2049	25,000	32,253
Series A, 4.00%, 4/1/2043	83,000	102,955
Series A, 6.63%, 6/1/2036	19,000	27,852
Series C, 2.63%, 3/1/2031	15,000	16,595
DTE Energy Co.:
2.85%, 10/1/2026	195,000	214,153
Series F, 1.05%, 6/1/2025	35,000	35,438
Series H, 0.55%, 11/1/2022	55,000	55,192
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	25,000	26,980
3.20%, 8/15/2049	25,000	28,333
3.95%, 11/15/2028	85,000	101,241
3.95%, 3/15/2048	116,000	145,282
6.05%, 4/15/2038	170,000	254,624
6.10%, 6/1/2037	125,000	184,805
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	141,825
3.75%, 4/15/2024	208,000	229,014
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	27,247
4.20%, 7/15/2048	15,000	19,344
6.35%, 9/15/2037	150,000	229,125
Duke Energy Indiana LLC 2.75%, 4/1/2050	45,000	47,140
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	17,378
3.70%, 6/15/2046	110,000	130,502
4.30%, 2/1/2049	167,000	215,101
Duke Energy Progress LLC:
2.50%, 8/15/2050 (a)	25,000	25,058
3.38%, 9/1/2023	115,000	123,746
3.45%, 3/15/2029	20,000	23,134
3.70%, 10/15/2046	13,000	15,743
4.20%, 8/15/2045	125,000	160,276
Edison International:
4.13%, 3/15/2028	101,000	112,549
5.75%, 6/15/2027	105,000	125,679
Emera US Finance L.P. 3.55%, 6/15/2026	185,000	207,753

See accompanying notes to financial statements.
112

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Enel Chile SA 4.88%, 6/12/2028	$ 44,000	$ 52,064
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	39,538
Entergy Corp.:
0.90%, 9/15/2025	150,000	150,243
2.80%, 6/15/2030	50,000	54,166
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	15,365
Entergy Louisiana LLC:
0.62%, 11/17/2023	50,000	50,144
1.60%, 12/15/2030	50,000	50,535
2.90%, 3/15/2051	55,000	58,673
3.05%, 6/1/2031 (a)	6,000	6,790
3.12%, 9/1/2027	50,000	55,456
Entergy Mississippi LLC 3.85%, 6/1/2049	55,000	66,693
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	85,162
3.55%, 9/30/2049	105,000	121,965
4.00%, 3/30/2029	25,000	29,270
4.50%, 3/30/2039	25,000	31,337
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	28,342
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	225,000	288,832
Series 2020, 2.25%, 6/1/2030	25,000	26,510
Evergy, Inc. 2.90%, 9/15/2029	75,000	82,210
Eversource Energy:
3.45%, 1/15/2050	50,000	57,330
Series N, 3.80%, 12/1/2023	50,000	54,573
Exelon Corp.:
3.40%, 4/15/2026	125,000	140,744
3.50%, 6/1/2022	576,000	599,115
3.95%, 6/15/2025	15,000	16,992
5.10%, 6/15/2045	64,000	86,665
Florida Power & Light Co.:
3.15%, 10/1/2049	230,000	265,786
4.13%, 2/1/2042	5,000	6,361
5.95%, 2/1/2038	125,000	186,490
Fortis, Inc. 3.06%, 10/4/2026	75,000	82,645
Georgia Power Co.:
4.30%, 3/15/2043	7,000	8,852
Series A, 2.10%, 7/30/2023	125,000	130,599
Series B, 2.65%, 9/15/2029	20,000	21,964
Indiana Michigan Power Co. 4.25%, 8/15/2048	50,000	64,057
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	54,683
4.10%, 9/26/2028	25,000	29,766
Security Description	Principal Amount	Value
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (d)	$ 25,000	$ 28,976
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	42,296
3.35%, 11/15/2027	50,000	56,297
Kentucky Utilities Co.:
3.30%, 6/1/2050	50,000	56,650
5.13%, 11/1/2040	50,000	68,495
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,247
3.15%, 4/15/2050	25,000	28,699
4.25%, 7/15/2049	125,000	167,439
4.80%, 9/15/2043	170,000	231,050
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	75,000	74,070
2.40%, 4/25/2022	89,000	91,289
2.40%, 3/15/2030	20,000	21,616
4.40%, 11/1/2048	40,000	53,432
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	91,000	95,655
Series MTN, 1.75%, 1/21/2022	141,000	143,242
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	40,000	46,904
Series DD, 2.40%, 5/1/2030	15,000	16,125
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	80,000	83,802
2.75%, 5/1/2025	150,000	162,360
2.75%, 11/1/2029	15,000	16,353
2.90%, 4/1/2022	100,000	103,170
3.15%, 4/1/2024	215,000	232,415
Northern States Power Co.:
2.60%, 6/1/2051	50,000	52,918
4.85%, 8/15/2040	8,000	10,458
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	28,627
4.40%, 3/1/2044	8,000	10,521
Oglethorpe Power Corp.:
3.75%, 8/1/2050 (d)	65,000	69,757
5.05%, 10/1/2048	15,000	19,031
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	15,000	17,063
3.85%, 8/15/2047	8,000	9,436
4.55%, 3/15/2044	11,000	13,691
5.25%, 5/15/2041	5,000	6,672
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	45,000	48,266
3.70%, 11/15/2028	60,000	70,294
3.80%, 6/1/2049	25,000	31,166
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (d)	210,000	209,769

See accompanying notes to financial statements.
113

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	$ 375,000	$ 375,847
2.50%, 2/1/2031	50,000	50,019
3.30%, 8/1/2040	50,000	50,090
3.45%, 7/1/2025	335,000	363,013
3.50%, 8/1/2050	50,000	49,600
4.50%, 7/1/2040	115,000	129,169
4.95%, 7/1/2050	412,000	488,690
PacifiCorp:
6.00%, 1/15/2039	210,000	310,955
6.35%, 7/15/2038	85,000	127,773
PECO Energy Co.:
2.80%, 6/15/2050	25,000	26,628
3.00%, 9/15/2049	20,000	22,104
3.90%, 3/1/2048	15,000	18,985
4.15%, 10/1/2044	104,000	133,716
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	100,000	110,607
3.95%, 3/15/2024	119,000	130,093
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	20,000	21,945
3.95%, 6/1/2047	5,000	6,226
4.13%, 6/15/2044	8,000	9,995
Progress Energy, Inc. 6.00%, 12/1/2039	195,000	272,585
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	29,188
4.05%, 9/15/2049	94,000	122,571
4.30%, 3/15/2044	92,000	120,280
Series 35, 1.90%, 1/15/2031	50,000	52,113
Series 36, 2.70%, 1/15/2051	25,000	26,760
Public Service Co. of New Hampshire 3.60%, 7/1/2049	125,000	151,519
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	100,000	93,813
Series MTN, 2.25%, 9/15/2026	25,000	26,990
Series MTN, 2.45%, 1/15/2030	35,000	38,045
Series MTN, 2.70%, 5/1/2050	25,000	26,520
Series MTN, 3.15%, 1/1/2050	30,000	34,399
Series MTN, 3.20%, 5/15/2029	25,000	28,449
Series MTN, 3.20%, 8/1/2049	50,000	57,346
Series MTN, 3.25%, 9/1/2023	25,000	26,838
Series MTN, 3.85%, 5/1/2049	60,000	76,201
Series MTN, 5.50%, 3/1/2040	10,000	14,581
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	$ 25,000	$ 24,695
2.88%, 6/15/2024	120,000	129,284
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	49,493
4.10%, 6/15/2030	165,000	188,847
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	30,000	34,186
Sempra Energy:
3.25%, 6/15/2027	312,000	348,201
6.00%, 10/15/2039	205,000	292,596
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	19,000	25,435
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	21,744
4.00%, 4/1/2047	84,000	98,794
4.65%, 10/1/2043	137,000	169,803
6.05%, 3/15/2039	150,000	205,047
Series 13-A, 3.90%, 3/15/2043	202,000	227,577
Series A, 4.20%, 3/1/2029	25,000	29,296
Series C, 3.60%, 2/1/2045	35,000	38,610
Series C, 4.13%, 3/1/2048	368,000	439,289
Series E, 3.70%, 8/1/2025	74,000	82,983
Southern Co. Series A, 3.70%, 4/30/2030	200,000	231,972
Southern Power Co.:
5.15%, 9/15/2041	25,000	30,714
5.25%, 7/15/2043	48,000	57,734
Southwestern Electric Power Co.:
6.20%, 3/15/2040	160,000	234,542
Series M, 4.10%, 9/15/2028	175,000	205,810
Southwestern Public Service Co.:
3.70%, 8/15/2047	135,000	159,147
Series 6, 4.40%, 11/15/2048	205,000	268,435
Tampa Electric Co.:
2.60%, 9/15/2022	16,000	16,468
3.63%, 6/15/2050	10,000	12,005
Tucson Electric Power Co. 4.00%, 6/15/2050	110,000	134,669
Union Electric Co.:
2.63%, 3/15/2051	195,000	203,174
3.25%, 10/1/2049	40,000	45,926
Virginia Electric & Power Co.:
2.45%, 12/15/2050	200,000	201,764
3.30%, 12/1/2049 (a)	50,000	58,391
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	100,469
1.38%, 10/15/2027	50,000	50,800
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	27,828

See accompanying notes to financial statements.
114

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	$ 19,000	$ 20,724
4.30%, 10/15/2048 (a)	5,000	6,727
5.70%, 12/1/2036	5,000	7,091
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	17,825
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	22,926
3.67%, 12/1/2042	2,000	2,341
Xcel Energy, Inc.:
3.30%, 6/1/2025	86,000	94,575
3.40%, 6/1/2030	115,000	132,145
		23,525,493
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Emerson Electric Co.:
1.95%, 10/15/2030	61,000	64,222
2.63%, 2/15/2023	27,000	28,133
2.75%, 10/15/2050	23,000	24,424
5.25%, 11/15/2039	11,000	15,107
		131,886
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	15,000	16,384
3.05%, 9/22/2026	11,000	12,160
3.20%, 10/1/2022	50,000	52,027
Allegion PLC 3.50%, 10/1/2029	15,000	16,571
Amphenol Corp.:
2.05%, 3/1/2025	60,000	63,343
2.80%, 2/15/2030	25,000	27,588
4.35%, 6/1/2029	10,000	12,308
Arrow Electronics, Inc. 3.88%, 1/12/2028	125,000	141,029
Flex, Ltd.:
4.75%, 6/15/2025	66,000	75,406
4.88%, 5/12/2030	20,000	24,082
5.00%, 2/15/2023	76,000	82,375
FLIR Systems, Inc. 2.50%, 8/1/2030	10,000	10,527
Fortive Corp. 3.15%, 6/15/2026	79,000	87,668
Honeywell International, Inc.:
0.48%, 8/19/2022	145,000	145,197
1.95%, 6/1/2030	50,000	52,862
2.30%, 8/15/2024	275,000	293,180
3.81%, 11/21/2047	25,000	31,879
Jabil, Inc. 3.95%, 1/12/2028	206,000	233,818
Keysight Technologies, Inc. 3.00%, 10/30/2029	25,000	27,607
Legrand France SA 8.50%, 2/15/2025	100,000	129,935
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	16,904
Security Description	Principal Amount	Value
Roper Technologies, Inc.:
1.75%, 2/15/2031	$ 50,000	$ 49,835
2.95%, 9/15/2029	10,000	10,999
3.65%, 9/15/2023	208,000	225,304
4.20%, 9/15/2028	50,000	59,662
Trimble, Inc. 4.90%, 6/15/2028	150,000	179,319
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,916
4.88%, 1/15/2021	11,000	11,014
		2,100,899
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
0.88%, 11/15/2025	100,000	100,725
1.45%, 2/15/2031	50,000	48,998
2.90%, 7/1/2026	22,000	24,329
3.38%, 11/15/2027	214,000	242,860
Waste Connections, Inc.:
3.05%, 4/1/2050	10,000	10,801
3.50%, 5/1/2029	175,000	199,649
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	20,075
1.50%, 3/15/2031	30,000	29,642
2.90%, 9/15/2022	176,000	182,537
4.15%, 7/15/2049 (a)	215,000	284,494
		1,144,110
FOOD — 1.2%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,833
3.13%, 4/24/2050	15,000	15,870
3.95%, 3/15/2025	150,000	169,182
4.80%, 3/15/2048	120,000	159,853
Conagra Brands, Inc.:
1.38%, 11/1/2027	100,000	100,869
4.30%, 5/1/2024	150,000	167,855
5.30%, 11/1/2038	165,000	221,281
General Mills, Inc.:
2.88%, 4/15/2030	20,000	22,188
3.20%, 2/10/2027 (a)	375,000	421,099
3.65%, 2/15/2024	10,000	10,865
Hershey Co.:
1.70%, 6/1/2030	20,000	20,587
2.05%, 11/15/2024	50,000	52,910
2.65%, 6/1/2050	15,000	15,789
Hormel Foods Corp. 1.80%, 6/11/2030	30,000	31,018
Ingredion, Inc. 3.20%, 10/1/2026	19,000	21,156
JM Smucker Co.:
2.38%, 3/15/2030	130,000	137,957
3.55%, 3/15/2050	25,000	28,352
Kellogg Co.:
3.25%, 4/1/2026	150,000	168,345

See accompanying notes to financial statements.
115

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 7.45%, 4/1/2031	$ 65,000	$ 98,738
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	23,597
Kroger Co 3.95%, 1/15/2050	125,000	151,271
Kroger Co.:
2.20%, 5/1/2030 (a)	65,000	68,348
4.50%, 1/15/2029 (a)	40,000	49,162
5.15%, 8/1/2043	78,000	107,311
5.40%, 7/15/2040	63,000	85,242
McCormick & Co., Inc.:
2.50%, 4/15/2030	20,000	21,424
3.25%, 11/15/2025	19,000	20,894
Mondelez International, Inc.:
1.50%, 5/4/2025	315,000	325,801
2.13%, 4/13/2023	10,000	10,375
2.63%, 9/4/2050	10,000	10,062
2.75%, 4/13/2030	25,000	27,455
Sysco Corp.:
3.25%, 7/15/2027	64,000	71,423
3.30%, 2/15/2050	10,000	10,445
4.50%, 4/1/2046	139,000	168,995
5.95%, 4/1/2030	105,000	138,035
6.60%, 4/1/2040	105,000	153,697
6.60%, 4/1/2050	135,000	207,224
Tyson Foods, Inc.:
4.50%, 6/15/2022	279,000	292,492
4.55%, 6/2/2047	50,000	66,289
5.15%, 8/15/2044	26,000	35,951
		3,925,240
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	55,421
4.50%, 8/1/2024	150,000	165,183
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	367,965
International Paper Co.:
4.40%, 8/15/2047	75,000	97,971
5.15%, 5/15/2046	50,000	68,973
7.30%, 11/15/2039	95,000	151,811
Suzano Austria GmbH:
3.75%, 1/15/2031	30,000	31,885
6.00%, 1/15/2029	115,000	138,804
		1,078,013
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	99,708
3.00%, 6/15/2027	22,000	24,379
4.13%, 10/15/2044	59,000	74,444
4.15%, 1/15/2043	21,000	26,256
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.00%, 4/1/2028	$ 20,000	$ 23,353
Dominion Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	21,387
Series B, 3.00%, 11/15/2029 (a)	70,000	77,626
National Fuel Gas Co.:
3.75%, 3/1/2023	29,000	30,443
5.50%, 1/15/2026	125,000	144,344
NiSource, Inc.:
0.95%, 8/15/2025	30,000	30,203
2.95%, 9/1/2029	110,000	120,948
3.60%, 5/1/2030	54,000	62,583
3.95%, 3/30/2048	112,000	137,660
5.65%, 2/1/2045	5,000	7,208
5.95%, 6/15/2041	23,000	32,935
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	91,000	104,125
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,749
Series UU, 4.13%, 6/1/2048	120,000	153,668
Series VV, 4.30%, 1/15/2049	145,000	192,617
Southern Co. Gas Capital Corp.:
5.88%, 3/15/2041	100,000	145,146
Series 20-A, 1.75%, 1/15/2031	100,000	100,844
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	29,692
		1,643,318
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	16,974
4.10%, 3/1/2048	43,000	55,322
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	50,000	53,540
3.40%, 3/1/2026	85,000	96,301
4.25%, 11/15/2028	148,000	179,676
4.85%, 11/15/2048	15,000	20,929
		422,742
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	126,719
1.40%, 6/30/2030	50,000	50,766
2.95%, 3/15/2025	100,000	109,711
3.40%, 11/30/2023	15,000	16,255
4.90%, 11/30/2046	215,000	317,538
6.15%, 11/30/2037	5,000	7,828
Baxter International, Inc. 2.60%, 8/15/2026	125,000	136,569

See accompanying notes to financial statements.
116

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Boston Scientific Corp.:
3.45%, 3/1/2024	$ 215,000	$ 233,026
4.55%, 3/1/2039 (a)	15,000	19,250
7.38%, 1/15/2040	35,000	55,314
Danaher Corp.:
2.60%, 10/1/2050	65,000	67,138
3.35%, 9/15/2025 (a)	138,000	154,005
Dentsply Sirona, Inc. 3.25%, 6/1/2030	10,000	11,134
Koninklijke Philips NV:
5.00%, 3/15/2042	138,000	185,569
6.88%, 3/11/2038	5,000	7,791
Medtronic, Inc.:
3.50%, 3/15/2025	78,000	87,417
4.63%, 3/15/2045 (a)	154,000	218,822
Stryker Corp.:
0.60%, 12/1/2023	40,000	40,054
3.38%, 5/15/2024	77,000	83,912
4.10%, 4/1/2043	8,000	9,798
4.63%, 3/15/2046	129,000	172,839
Thermo Fisher Scientific, Inc.:
3.65%, 12/15/2025	188,000	213,401
4.15%, 2/1/2024	278,000	307,371
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	123,000	135,946
		2,768,173
HEALTH CARE SERVICES — 2.8%
Adventist Health System 3.63%, 3/1/2049	15,000	17,001
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	28,240
Aetna, Inc.:
2.80%, 6/15/2023	188,000	197,955
6.63%, 6/15/2036	169,000	250,752
Anthem, Inc.:
2.25%, 5/15/2030	100,000	105,534
2.38%, 1/15/2025	120,000	128,258
3.13%, 5/15/2022	11,000	11,414
3.13%, 5/15/2050	30,000	32,876
3.30%, 1/15/2023	609,000	644,620
Ascension Health:
4.85%, 11/15/2053	100,000	148,637
Series B, 2.53%, 11/15/2029	30,000	32,692
Series B, 3.11%, 11/15/2039	20,000	22,200
Banner Health:
2.91%, 1/1/2051	25,000	26,289
Series 2020, 3.18%, 1/1/2050	25,000	26,802
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	55,752
Security Description	Principal Amount	Value
Baylor Scott & White Holdings 4.19%, 11/15/2045	$ 51,000	$ 62,720
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	50,000	53,354
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	25,000	26,256
Children's Health System of Texas 2.51%, 8/15/2050	110,000	106,522
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	71,000	71,088
Series 2020, 2.93%, 7/15/2050	15,000	14,649
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	50,000	51,569
Cigna Holding Co. 5.38%, 2/15/2042	25,000	31,962
CommonSpirit Health:
2.78%, 10/1/2030	15,000	15,873
3.35%, 10/1/2029	105,000	115,587
3.82%, 10/1/2049	110,000	124,313
3.91%, 10/1/2050	100,000	111,510
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	25,000	25,133
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	125,000	140,204
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	12,457
Hackensack Meridian Health, Inc.:
4.50%, 7/1/2057	100,000	133,196
Series 2020, 2.88%, 9/1/2050	50,000	51,573
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	26,315
HCA, Inc.:
4.13%, 6/15/2029	93,000	107,968
4.50%, 2/15/2027	88,000	102,414
4.75%, 5/1/2023	110,000	120,021
5.00%, 3/15/2024	20,000	22,512
5.25%, 4/15/2025	65,000	75,978
5.25%, 6/15/2026	215,000	254,702
5.25%, 6/15/2049	45,000	59,389
5.50%, 6/15/2047	125,000	167,186

See accompanying notes to financial statements.
117

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Humana, Inc.:
4.80%, 3/15/2047	$ 81,000	$ 108,525
4.88%, 4/1/2030	15,000	18,751
4.95%, 10/1/2044	72,000	97,124
8.15%, 6/15/2038	5,000	7,965
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	50,000	63,213
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	125,000	155,474
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	175,000	199,902
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	26,547
2.95%, 12/1/2029	15,000	16,580
3.60%, 2/1/2025	95,000	105,049
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	15,000	19,424
Memorial Sloan-Kettering Cancer Center Series 2020, 2.96%, 1/1/2050	50,000	53,566
Methodist Hospital Series 20A, 2.71%, 12/1/2050	15,000	15,274
Montefiore Obligated Group 4.29%, 9/1/2050	25,000	27,263
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	229,000	259,386
New York and Presbyterian Hospital:
2.61%, 8/1/2060	40,000	39,087
Series 2019, 3.95%, 8/1/2119	70,000	80,727
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	142,136
4.26%, 11/1/2047	150,000	179,914
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	15,000	14,496
NYU Langone Hospitals 4.78%, 7/1/2044	130,000	164,020
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	16,366
Orlando Health Obligated Group 3.33%, 10/1/2050	15,000	16,524
Security Description	Principal Amount	Value
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	$ 98,000	$ 111,392
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	100,000	101,763
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	21,328
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	21,966
2.95%, 6/30/2030	10,000	11,034
3.45%, 6/1/2026	178,000	200,435
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	28,160
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	11,396
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	205,000	219,168
Sutter Health:
Series 20A, 2.29%, 8/15/2030	100,000	104,234
Series 20A, 3.36%, 8/15/2050	100,000	109,299
Texas Health Resources 2.33%, 11/15/2050	15,000	14,169
Toledo Hospital 6.02%, 11/15/2048	15,000	18,494
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	20,535
2.00%, 5/15/2030	25,000	26,543
2.38%, 8/15/2024	70,000	74,640
2.75%, 2/15/2023	40,000	41,830
2.88%, 3/15/2023	15,000	15,846
2.88%, 8/15/2029	40,000	45,325
2.90%, 5/15/2050	25,000	27,699
3.50%, 6/15/2023	60,000	64,540
3.50%, 8/15/2039	30,000	35,523
3.70%, 8/15/2049	15,000	18,758
3.75%, 7/15/2025	305,000	347,554
3.85%, 6/15/2028	400,000	474,840
4.25%, 3/15/2043	231,000	304,287
4.25%, 6/15/2048	332,000	444,475
4.63%, 7/15/2035	216,000	290,034
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	50,000	51,931
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	50,000	66,524
		8,964,508

See accompanying notes to financial statements.
118

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027	$ 100,000	$ 100,732
Lennar Corp.:
4.50%, 4/30/2024	100,000	110,845
4.75%, 11/29/2027	100,000	118,199
4.88%, 12/15/2023	100,000	110,733
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	200,000	236,026
		676,535
HOME FURNISHINGS — 0.0% (e)
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	54,326
Whirlpool Corp.:
4.60%, 5/15/2050	50,000	64,858
4.75%, 2/26/2029 (a)	15,000	18,348
		137,532
HOUSEHOLD PRODUCTS — 0.0% (e)
Procter & Gamble Co. 2.80%, 3/25/2027	15,000	16,723
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028 (a)	40,000	49,555
Clorox Co.:
1.80%, 5/15/2030	5,000	5,146
3.10%, 10/1/2027	119,000	134,020
3.50%, 12/15/2024	58,000	64,305
Kimberly-Clark Corp.:
1.05%, 9/15/2027	115,000	116,714
2.40%, 6/1/2023	57,000	59,856
3.20%, 4/25/2029 (a)	137,000	157,803
3.70%, 6/1/2043	3,000	3,603
		591,002
INSURANCE — 3.4%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	42,020
3.25%, 3/17/2025	136,000	150,600
3.60%, 4/1/2030 (a)	15,000	17,654
3.63%, 11/15/2024	116,000	129,874
6.45%, 8/15/2040	4,000	5,869
Allstate Corp.:
3.15%, 6/15/2023 (a)	8,000	8,537
3.28%, 12/15/2026 (a)	38,000	43,437
4.20%, 12/15/2046	38,000	50,250
4.50%, 6/15/2043	166,000	223,542
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	30,947
American International Group, Inc.:
2.50%, 6/30/2025	50,000	53,773
3.88%, 1/15/2035	50,000	60,061
Security Description	Principal Amount	Value
4.25%, 3/15/2029	$ 15,000	$ 18,015
4.38%, 6/30/2050	110,000	143,096
6.25%, 5/1/2036	300,000	430,398
Aon Corp. 2.20%, 11/15/2022	20,000	20,671
Aon PLC:
3.50%, 6/14/2024	41,000	44,739
3.88%, 12/15/2025	138,000	157,422
4.60%, 6/14/2044	236,000	311,218
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	68,185
Assurant, Inc. 4.00%, 3/15/2023	50,000	53,388
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	35,000	40,045
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	111,291
AXA SA 8.60%, 12/15/2030	100,000	155,669
AXIS Specialty Finance LLC 3.90%, 7/15/2029	66,000	73,442
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	40,000	40,531
2.85%, 10/15/2050	120,000	128,700
4.20%, 8/15/2048	150,000	197,985
4.25%, 1/15/2049	25,000	33,122
4.30%, 5/15/2043	241,000	319,214
4.40%, 5/15/2042	217,000	288,013
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	86,000	96,116
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	246,000	267,414
Brown & Brown, Inc. 2.38%, 3/15/2031 (a)	115,000	119,616
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	435,000	433,551
2.70%, 3/13/2023	5,000	5,253
3.35%, 5/15/2024	3,000	3,281
3.35%, 5/3/2026	110,000	124,086
CNA Financial Corp. 4.50%, 3/1/2026	76,000	89,132
Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	39,224
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	100,000	113,448
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030	244,000	273,075
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	125,000	127,143
3.40%, 6/15/2030	50,000	55,127
First American Financial Corp. 4.00%, 5/15/2030	20,000	22,928
Globe Life, Inc.:
2.15%, 8/15/2030	25,000	25,390

See accompanying notes to financial statements.
119

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 9/15/2028	$ 25,000	$ 29,996
Hanover Insurance Group, Inc. 2.50%, 9/1/2030 (a)	5,000	5,213
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	17,636
4.30%, 4/15/2043	101,000	126,242
Kemper Corp. 2.40%, 9/30/2030	50,000	50,775
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,610
3.80%, 3/1/2028	150,000	173,164
4.00%, 9/1/2023	17,000	18,553
4.20%, 3/15/2022	41,000	42,833
4.38%, 6/15/2050 (a)	15,000	19,352
Loews Corp.:
3.75%, 4/1/2026	105,000	119,869
6.00%, 2/1/2035	5,000	6,898
Manulife Financial Corp.:
2.48%, 5/19/2027	135,000	146,077
4.15%, 3/4/2026	148,000	172,586
Markel Corp.:
4.15%, 9/17/2050	25,000	31,616
5.00%, 5/20/2049	10,000	13,783
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	20,000	21,199
2.75%, 1/30/2022	255,000	260,947
3.50%, 3/10/2025	165,000	183,204
3.75%, 3/14/2026	25,000	28,418
4.38%, 3/15/2029	75,000	91,385
4.90%, 3/15/2049	15,000	21,678
MetLife, Inc.:
3.00%, 3/1/2025	15,000	16,480
3.60%, 4/10/2024	172,000	189,580
4.05%, 3/1/2045	52,000	66,592
4.13%, 8/13/2042	125,000	159,166
5.70%, 6/15/2035	8,000	11,700
Series D, 4.37%, 9/15/2023	301,000	333,442
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	104,601
3.70%, 5/15/2029	25,000	29,314
Progressive Corp.:
2.45%, 1/15/2027	223,000	240,827
4.35%, 4/25/2044	19,000	25,235
Prudential Financial, Inc.:
3.94%, 12/7/2049	185,000	225,515
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	174,000	186,270
5 year CMT + 3.04%, 3.70%, 10/1/2050 (a) (b)	170,000	179,530
Series MTN, 4.42%, 3/27/2048	45,000	58,611
Series MTN, 4.60%, 5/15/2044	218,000	284,898
Security Description	Principal Amount	Value
Series MTN, 5.70%, 12/14/2036	$ 65,000	$ 93,783
Prudential PLC 3.13%, 4/14/2030	25,000	28,394
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	20,000	21,953
3.90%, 5/15/2029	15,000	17,216
Series MTN, 4.70%, 9/15/2023	100,000	110,834
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	16,917
Travelers Cos., Inc.:
2.55%, 4/27/2050	20,000	21,025
4.10%, 3/4/2049	108,000	143,722
4.60%, 8/1/2043 (a)	50,000	69,033
5.35%, 11/1/2040	339,000	489,258
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	27,992
Unum Group:
4.00%, 3/15/2024	3,000	3,267
4.00%, 6/15/2029 (a)	50,000	56,320
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	250,000	260,382
Willis North America, Inc. 2.95%, 9/15/2029	145,000	158,592
WR Berkley Corp. 4.00%, 5/12/2050	5,000	6,138
XLIT, Ltd. 5.50%, 3/31/2045	156,000	217,751
		10,699,864
INTERNET — 1.6%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	112,000	125,376
3.60%, 11/28/2024	327,000	360,034
4.50%, 11/28/2034	19,000	23,536
Alphabet, Inc.:
0.45%, 8/15/2025	45,000	44,991
1.10%, 8/15/2030	65,000	63,903
1.90%, 8/15/2040	25,000	24,396
2.05%, 8/15/2050	85,000	81,019
2.25%, 8/15/2060	125,000	120,247
3.38%, 2/25/2024	138,000	150,893
Amazon.com, Inc.:
0.40%, 6/3/2023	41,000	41,175
0.80%, 6/3/2025	35,000	35,518
1.50%, 6/3/2030	85,000	86,547
2.50%, 11/29/2022	79,000	81,983
2.50%, 6/3/2050	120,000	124,354
2.70%, 6/3/2060	60,000	64,099
3.15%, 8/22/2027	10,000	11,376
4.05%, 8/22/2047	716,000	945,965
4.95%, 12/5/2044	192,000	281,608

See accompanying notes to financial statements.
120

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Baidu, Inc.:
1.72%, 4/9/2026	$ 200,000	$ 203,752
2.88%, 7/6/2022	25,000	25,690
3.08%, 4/7/2025	200,000	214,088
4.13%, 6/30/2025	25,000	27,976
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	213,000	244,283
4.10%, 4/13/2025	25,000	28,392
4.50%, 4/13/2027	15,000	17,888
4.63%, 4/13/2030	125,000	155,024
E*TRADE Financial Corp. 2.95%, 8/24/2022	76,000	78,978
eBay, Inc.:
2.60%, 7/15/2022	204,000	209,749
2.70%, 3/11/2030	20,000	21,572
2.75%, 1/30/2023	70,000	73,249
3.45%, 8/1/2024	23,000	25,116
4.00%, 7/15/2042	19,000	21,666
Expedia Group, Inc.:
3.60%, 12/15/2023 (d)	125,000	133,419
3.80%, 2/15/2028	138,000	147,565
4.50%, 8/15/2024	97,000	105,682
JD.com, Inc.:
3.38%, 1/14/2030	135,000	146,861
4.13%, 1/14/2050	125,000	138,324
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	13,000	14,329
3.75%, 4/1/2024	43,000	47,180
Tencent Music Entertainment Group 1.38%, 9/3/2025 (a)	400,000	401,892
		5,149,695
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.63%, 1/19/2022	76,000	78,022
3.88%, 1/15/2026	125,000	135,490
4.20%, 6/10/2024	125,000	136,109
FS KKR Capital Corp. 4.63%, 7/15/2024	150,000	158,086
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	75,000	79,735
Golub Capital BDC, Inc. 3.38%, 4/15/2024	25,000	25,431
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	10,000	10,360
Owl Rock Capital Corp.:
3.75%, 7/22/2025	25,000	25,983
4.00%, 3/30/2025	30,000	31,306
5.25%, 4/15/2024 (a)	84,000	90,944
		771,466
IRON/STEEL — 0.4%
Nucor Corp. 2.98%, 12/15/2055 (d)	313,000	327,144
Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	$ 50,000	$ 50,859
6.85%, 11/15/2036	11,000	14,505
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,374
3.45%, 4/15/2030	192,000	217,336
Vale Overseas, Ltd.:
3.75%, 7/8/2030	125,000	139,455
6.25%, 8/10/2026	50,000	62,120
6.88%, 11/21/2036	51,000	74,873
6.88%, 11/10/2039	49,000	73,059
8.25%, 1/17/2034	115,000	176,822
		1,141,547
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	25,000	27,339
3.70%, 1/15/2031	10,000	11,048
Hyatt Hotels Corp.:
4.38%, 9/15/2028	145,000	159,403
5.38%, 4/23/2025	15,000	17,009
5.75%, 4/23/2030	15,000	18,407
Las Vegas Sands Corp.:
2.90%, 6/25/2025	58,000	60,750
3.20%, 8/8/2024	60,000	63,623
3.50%, 8/18/2026	5,000	5,361
3.90%, 8/8/2029	210,000	225,742
Marriott International, Inc.:
3.75%, 3/15/2025	83,000	89,530
4.63%, 6/15/2030	50,000	58,660
Series EE, 5.75%, 5/1/2025	15,000	17,550
Series GG, 3.50%, 10/15/2032	40,000	43,768
Series R, 3.13%, 6/15/2026	109,000	116,393
Series X, 4.00%, 4/15/2028	8,000	8,845
		923,428
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 2.88%, 5/8/2022	166,000	171,662
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	150,000	151,254
2.40%, 8/9/2026	65,000	70,736
Series MTN, 0.95%, 5/13/2022	140,000	141,315
Series MTN, 1.10%, 9/14/2027	40,000	40,449
Series MTN, 1.95%, 11/18/2022	25,000	25,783
Series MTN, 2.15%, 11/8/2024	125,000	132,715
Series MTN, 2.85%, 5/17/2024 (a)	25,000	26,943

See accompanying notes to financial statements.
121

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Caterpillar, Inc.:
3.25%, 9/19/2049	$ 220,000	$ 258,049
3.40%, 5/15/2024 (a)	188,000	205,326
3.80%, 8/15/2042	55,000	69,382
Oshkosh Corp. 4.60%, 5/15/2028	35,000	41,284
		1,334,898
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	100,000	105,031
1.95%, 7/2/2023	15,000	15,464
4.38%, 4/5/2022	25,000	26,142
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	28,170
Deere & Co. 5.38%, 10/16/2029	5,000	6,640
Dover Corp.:
3.15%, 11/15/2025	35,000	38,608
5.38%, 3/1/2041	8,000	10,192
Flowserve Corp. 3.50%, 10/1/2030	135,000	144,463
IDEX Corp. 3.00%, 5/1/2030	10,000	11,029
John Deere Capital Corp.:
3.65%, 10/12/2023	250,000	273,032
Series MTN, 0.40%, 10/10/2023	30,000	30,113
Series MTN, 0.55%, 7/5/2022	50,000	50,204
Series MTN, 1.75%, 3/9/2027	15,000	15,776
Series MTN, 1.95%, 6/13/2022	20,000	20,486
Series MTN, 2.45%, 1/9/2030	20,000	21,876
Series MTN, 2.60%, 3/7/2024	240,000	256,649
Series MTN, 2.65%, 6/24/2024	122,000	131,067
Series MTN, 2.65%, 6/10/2026	25,000	27,383
Series MTN, 2.95%, 4/1/2022	110,000	113,679
Series MTN, 3.45%, 1/10/2024	15,000	16,352
Series MTN, 3.45%, 3/13/2025	25,000	28,019
Otis Worldwide Corp.:
2.06%, 4/5/2025 (a)	110,000	116,667
2.29%, 4/5/2027	78,000	83,418
2.57%, 2/15/2030	10,000	10,735
3.11%, 2/15/2040	25,000	27,261
3.36%, 2/15/2050	15,000	17,425
Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
2.88%, 3/1/2025	$ 16,000	$ 17,355
4.20%, 3/1/2049	10,000	13,529
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	325,000	384,553
Xylem, Inc.:
2.25%, 1/30/2031	45,000	47,398
3.25%, 11/1/2026	3,000	3,373
		2,092,089
MEDIA — 3.7%
CBS Corp.:
2.90%, 1/15/2027	13,000	14,267
4.00%, 1/15/2026	195,000	223,193
4.20%, 6/1/2029	15,000	17,927
4.20%, 5/19/2032 (a)	25,000	30,052
4.95%, 5/19/2050	125,000	162,289
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	10,000	10,546
3.70%, 4/1/2051	20,000	20,646
4.46%, 7/23/2022	15,000	15,810
4.80%, 3/1/2050	200,000	237,538
4.91%, 7/23/2025	360,000	417,953
5.05%, 3/30/2029	15,000	18,180
5.13%, 7/1/2049	150,000	182,644
5.38%, 5/1/2047	418,000	523,056
6.83%, 10/23/2055	255,000	382,768
Comcast Corp.:
1.50%, 2/15/2031	100,000	98,825
1.95%, 1/15/2031	35,000	35,877
2.45%, 8/15/2052	175,000	170,009
2.65%, 8/15/2062 (a)	50,000	50,018
2.80%, 1/15/2051	55,000	57,285
3.15%, 3/1/2026	340,000	378,743
3.20%, 7/15/2036	310,000	351,270
3.55%, 5/1/2028	212,000	244,218
3.70%, 4/15/2024 (a)	96,000	105,816
3.75%, 4/1/2040	240,000	289,380
4.15%, 10/15/2028	655,000	785,548
4.20%, 8/15/2034	125,000	156,743
4.25%, 1/15/2033	350,000	439,540
4.65%, 7/15/2042	11,000	14,766
4.70%, 10/15/2048	105,000	145,787
4.75%, 3/1/2044	470,000	642,687
Discovery Communications LLC:
3.63%, 5/15/2030	130,000	148,766
4.00%, 9/15/2055 (d)	293,000	326,900
4.65%, 5/15/2050	150,000	187,617
4.90%, 3/11/2026	13,000	15,322
Fox Corp.:
3.05%, 4/7/2025	15,000	16,416

See accompanying notes to financial statements.
122

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.03%, 1/25/2024	$ 125,000	$ 137,595
5.48%, 1/25/2039	160,000	219,848
5.58%, 1/25/2049	115,000	167,926
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	22,924
8.50%, 3/11/2032	3,000	4,574
NBCUniversal Media LLC 4.45%, 1/15/2043	366,000	479,306
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	52,956
Time Warner Cable LLC:
4.50%, 9/15/2042	218,000	253,985
6.55%, 5/1/2037	261,000	358,217
6.75%, 6/15/2039	139,000	197,946
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	200,000	221,850
Series E, 4.13%, 12/1/2041	211,000	264,012
Series GMTN, 4.13%, 6/1/2044	11,000	13,996
Viacom, Inc.:
4.95%, 1/15/2031	225,000	282,321
5.85%, 9/1/2043	211,000	293,178
ViacomCBS, Inc. 7.88%, 7/30/2030	120,000	179,916
Walt Disney Co.:
1.75%, 1/13/2026	35,000	36,644
2.00%, 9/1/2029	467,000	486,964
2.65%, 1/13/2031 (a)	60,000	65,776
3.00%, 9/15/2022	225,000	235,006
3.50%, 5/13/2040	500,000	588,185
3.60%, 1/13/2051	25,000	30,304
3.80%, 5/13/2060 (a)	30,000	37,984
4.75%, 11/15/2046	150,000	202,872
		11,752,687
METAL FABRICATE & HARDWARE — 0.0% (e)
Timken Co. 4.50%, 12/15/2028	20,000	22,318
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	172,166
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	63,317
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	172,000	252,728
Kinross Gold Corp. 4.50%, 7/15/2027	5,000	5,805
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,386
4.88%, 3/15/2042	111,000	150,320
5.88%, 4/1/2035	5,000	7,274
6.25%, 10/1/2039	3,000	4,560
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	69,143
Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	$ 388,000	$ 438,254
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	134,094
5.88%, 4/23/2045	10,000	14,485
6.75%, 4/16/2040	19,000	28,484
7.50%, 7/27/2035	104,000	158,432
Teck Resources, Ltd.:
3.90%, 7/15/2030	10,000	11,133
6.13%, 10/1/2035	356,000	459,934
		1,977,515
MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
1.75%, 2/14/2023	25,000	25,754
2.00%, 2/14/2025 (a)	125,000	132,527
3.05%, 4/15/2030	65,000	73,970
3.25%, 8/26/2049	15,000	17,190
Series MTN, 3.25%, 2/14/2024 (a)	28,000	30,382
Series MTN, 3.38%, 3/1/2029	25,000	28,926
Series MTN, 3.63%, 9/14/2028	19,000	22,187
Series MTN, 3.88%, 6/15/2044	8,000	9,774
Series MTN, 4.00%, 9/14/2048	184,000	235,358
Series MTN, 5.70%, 3/15/2037	134,000	194,068
Carlisle Cos., Inc.:
2.75%, 3/1/2030	15,000	16,097
3.75%, 11/15/2022	30,000	31,447
Eaton Corp. 2.75%, 11/2/2022	177,000	184,726
General Electric Co.:
3.45%, 5/1/2027	220,000	247,982
3.63%, 5/1/2030 (a)	25,000	28,497
4.25%, 5/1/2040	30,000	35,427
4.35%, 5/1/2050	195,000	235,888
Series GMTN, 6.15%, 8/7/2037	305,000	418,103
Series GMTN, 6.88%, 1/10/2039	520,000	765,643
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,712
3.90%, 9/1/2042	19,000	23,884
4.88%, 9/15/2041	30,000	41,532
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	50,000	63,753
Parker-Hannifin Corp.:
4.00%, 6/14/2049	26,000	32,449
4.10%, 3/1/2047	37,000	46,286
Series MTN, 3.30%, 11/21/2024	98,000	107,289

See accompanying notes to financial statements.
123

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.20%, 11/21/2034	$ 68,000	$ 83,918
Series MTN, 6.25%, 5/15/2038	40,000	58,268
Textron, Inc.:
2.45%, 3/15/2031	65,000	66,745
3.00%, 6/1/2030	225,000	241,675
3.90%, 9/17/2029	25,000	28,526
4.30%, 3/1/2024	15,000	16,417
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	116,766
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	15,000	19,645
		3,701,811
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	189,000	220,973
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	65,000	65,434
2.52%, 9/19/2022	51,000	52,787
2.77%, 11/10/2050	100,000	99,448
2.94%, 4/6/2023	15,000	15,842
3.00%, 2/24/2050	15,000	15,433
3.02%, 1/16/2027 (a)	150,000	165,774
3.19%, 4/6/2025	50,000	54,996
3.22%, 4/14/2024	246,000	265,894
3.25%, 5/6/2022	143,000	148,626
3.41%, 2/11/2026	15,000	16,819
3.63%, 4/6/2030 (a)	250,000	290,862
3.79%, 2/6/2024	237,000	259,133
3.94%, 9/21/2028 (a)	145,000	170,487
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (a)	25,000	26,244
2.95%, 7/15/2030	50,000	53,476
3.85%, 6/1/2027	210,000	235,929
3.90%, 2/1/2025	18,000	19,900
6.25%, 3/15/2038 (a)	50,000	66,872
6.50%, 2/15/2037	11,000	14,502
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,613
2.24%, 5/11/2030 (a)	315,000	337,765
2.41%, 3/3/2022	75,000	76,599
2.95%, 5/16/2026 (a)	70,000	77,706
2.98%, 5/11/2040	5,000	5,540
3.19%, 6/24/2023	151,000	160,765
Chevron USA, Inc.:
0.43%, 8/11/2023	30,000	30,090
0.69%, 8/12/2025	65,000	65,400
1.02%, 8/12/2027	20,000	20,028
Security Description	Principal Amount	Value
2.34%, 8/12/2050 (a)	$ 65,000	$ 63,372
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	27,619
4.38%, 6/1/2024	50,000	54,529
4.38%, 3/15/2029	15,000	17,040
Concho Resources, Inc.:
3.75%, 10/1/2027	153,000	174,994
4.88%, 10/1/2047	55,000	74,860
ConocoPhillips:
5.90%, 10/15/2032	80,000	109,041
6.50%, 2/1/2039 (a)	212,000	327,118
ConocoPhillips Co. 4.95%, 3/15/2026 (a)	213,000	255,749
Devon Energy Corp.:
4.75%, 5/15/2042	72,000	81,495
5.00%, 6/15/2045	191,000	223,940
5.85%, 12/15/2025	15,000	17,633
Diamondback Energy, Inc.:
2.88%, 12/1/2024 (a)	19,000	19,957
3.25%, 12/1/2026	160,000	171,000
3.50%, 12/1/2029	25,000	26,722
EOG Resources, Inc. 4.38%, 4/15/2030 (a)	115,000	140,169
Exxon Mobil Corp.:
1.57%, 4/15/2023	25,000	25,737
1.90%, 8/16/2022 (a)	10,000	10,264
2.02%, 8/16/2024 (a)	125,000	131,570
2.44%, 8/16/2029	25,000	27,143
2.61%, 10/15/2030 (a)	25,000	27,301
2.71%, 3/6/2025	15,000	16,203
2.73%, 3/1/2023	510,000	534,424
2.99%, 3/19/2025	400,000	437,940
3.00%, 8/16/2039	75,000	81,335
3.10%, 8/16/2049	25,000	27,040
3.45%, 4/15/2051	115,000	131,268
3.48%, 3/19/2030	50,000	58,045
3.57%, 3/6/2045	165,000	190,233
4.11%, 3/1/2046	100,000	123,236
4.23%, 3/19/2040	20,000	24,892
4.33%, 3/19/2050	200,000	261,520
Hess Corp.:
4.30%, 4/1/2027	38,000	41,882
5.60%, 2/15/2041	88,000	106,529
7.13%, 3/15/2033	178,000	231,354
7.88%, 10/1/2029	15,000	19,625
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	56,110
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	27,833
Marathon Oil Corp.:
2.80%, 11/1/2022	31,000	31,865
3.85%, 6/1/2025	173,000	185,404
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	28,656
4.75%, 9/15/2044	125,000	143,592

See accompanying notes to financial statements.
124

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 3/1/2041	$ 278,000	$ 372,389
Noble Energy, Inc.:
3.25%, 10/15/2029	50,000	56,755
3.85%, 1/15/2028	50,000	57,902
4.20%, 10/15/2049	50,000	64,972
6.00%, 3/1/2041	15,000	22,558
Phillips 66:
3.85%, 4/9/2025	25,000	28,151
4.30%, 4/1/2022	100,000	104,805
4.65%, 11/15/2034 (a)	100,000	121,843
4.88%, 11/15/2044	122,000	153,969
Pioneer Natural Resources Co. 4.45%, 1/15/2026 (a)	25,000	28,909
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	100,000	100,219
2.00%, 11/7/2024	325,000	342,459
2.38%, 8/21/2022	329,000	340,387
2.38%, 11/7/2029	50,000	53,781
2.75%, 4/6/2030	40,000	44,228
2.88%, 5/10/2026	100,000	110,617
3.13%, 11/7/2049	25,000	27,666
3.25%, 5/11/2025	18,000	19,976
3.25%, 4/6/2050	50,000	56,656
4.00%, 5/10/2046	588,000	737,875
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	27,591
4.00%, 11/15/2047	140,000	158,647
7.15%, 2/1/2032	50,000	69,082
Total Capital International SA:
2.43%, 1/10/2025	175,000	186,744
2.88%, 2/17/2022	108,000	111,134
2.99%, 6/29/2041	100,000	108,770
3.13%, 5/29/2050	150,000	163,252
3.39%, 6/29/2060	100,000	113,738
3.46%, 2/19/2029	100,000	115,784
Total Capital SA 3.88%, 10/11/2028	39,000	46,275
Valero Energy Corp.:
2.15%, 9/15/2027	50,000	51,167
2.70%, 4/15/2023	122,000	127,398
2.85%, 4/15/2025 (a)	15,000	16,004
4.00%, 4/1/2029 (a)	35,000	39,387
4.35%, 6/1/2028	53,000	60,429
4.90%, 3/15/2045	16,000	18,668
6.63%, 6/15/2037	149,000	197,596
		12,051,986
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	16,489
4.08%, 12/15/2047	127,000	144,963
4.49%, 5/1/2030	170,000	204,695
Security Description	Principal Amount	Value
Halliburton Co.:
2.92%, 3/1/2030 (a)	$ 125,000	$ 132,479
3.80%, 11/15/2025 (a)	104,000	116,605
4.50%, 11/15/2041	5,000	5,478
6.70%, 9/15/2038	199,000	265,181
National Oilwell Varco, Inc. 3.95%, 12/1/2042	55,000	55,486
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	5,000	5,145
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	50,000	53,495
3.65%, 12/1/2023	158,000	171,447
		1,171,463
PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 2.63%, 6/19/2030 (a)	125,000	135,409
Packaging Corp. of America:
3.40%, 12/15/2027	188,000	211,714
4.05%, 12/15/2049	5,000	6,223
4.50%, 11/1/2023	86,000	94,863
Sonoco Products Co. 3.13%, 5/1/2030 (a)	25,000	27,805
WestRock MWV LLC 8.20%, 1/15/2030	33,000	47,150
WestRock RKT LLC 4.90%, 3/1/2022	16,000	16,832
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	110,391
3.90%, 6/1/2028	125,000	144,855
		795,242
PHARMACEUTICALS — 6.2%
AbbVie, Inc.:
2.30%, 11/21/2022	240,000	248,758
2.60%, 11/21/2024	125,000	133,976
2.90%, 11/6/2022	174,000	182,084
2.95%, 11/21/2026	200,000	221,480
3.20%, 11/21/2029	70,000	78,848
3.25%, 10/1/2022	73,000	76,035
3.45%, 3/15/2022	15,000	15,462
4.05%, 11/21/2039	95,000	114,880
4.25%, 11/14/2028	310,000	371,659
4.25%, 11/21/2049	375,000	471,675
4.40%, 11/6/2042	498,000	624,074
4.55%, 3/15/2035	200,000	253,054
4.85%, 6/15/2044	38,000	50,151
4.88%, 11/14/2048	100,000	135,974
AmerisourceBergen Corp. 3.25%, 3/1/2025	222,000	243,343
AstraZeneca PLC:
1.38%, 8/6/2030	200,000	197,616
2.38%, 6/12/2022	40,000	41,142
3.13%, 6/12/2027	175,000	196,948
3.50%, 8/17/2023	15,000	16,169

See accompanying notes to financial statements.
125

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/18/2042	$ 3,000	$ 3,727
4.38%, 11/16/2045	125,000	166,271
Becton Dickinson & Co.:
3.70%, 6/6/2027	181,000	207,071
3.73%, 12/15/2024	112,000	124,053
3.79%, 5/20/2050	20,000	23,768
4.69%, 12/15/2044	251,000	324,114
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	65,000	65,102
0.75%, 11/13/2025	100,000	100,680
1.13%, 11/13/2027	200,000	201,866
1.45%, 11/13/2030	60,000	60,245
2.35%, 11/13/2040	45,000	46,060
2.55%, 11/13/2050	160,000	163,507
2.60%, 5/16/2022	315,000	325,030
2.90%, 7/26/2024	265,000	287,599
3.25%, 11/1/2023	19,000	20,569
3.40%, 7/26/2029	175,000	203,432
3.55%, 8/15/2022	50,000	52,606
3.63%, 5/15/2024	182,000	199,639
3.88%, 8/15/2025	56,000	63,870
4.00%, 8/15/2023	15,000	16,426
4.13%, 6/15/2039	55,000	70,509
4.25%, 10/26/2049	194,000	261,716
4.63%, 5/15/2044	38,000	51,541
Cardinal Health, Inc. 4.50%, 11/15/2044	308,000	357,945
Cigna Corp.:
2.40%, 3/15/2030	15,000	15,964
3.00%, 7/15/2023	200,000	211,836
3.05%, 10/15/2027	300,000	334,653
3.40%, 3/15/2050	10,000	11,222
3.75%, 7/15/2023	68,000	73,445
3.88%, 10/15/2047	75,000	88,949
4.38%, 10/15/2028	210,000	253,543
4.90%, 12/15/2048	5,000	6,868
6.13%, 11/15/2041	185,000	273,082
CVS Health Corp.:
1.30%, 8/21/2027	150,000	150,984
1.75%, 8/21/2030	100,000	100,434
1.88%, 2/28/2031	95,000	96,177
2.63%, 8/15/2024	115,000	123,204
2.75%, 12/1/2022	229,000	238,094
3.38%, 8/12/2024 (a)	111,000	121,199
3.70%, 3/9/2023	111,000	118,713
3.75%, 4/1/2030	25,000	29,147
4.13%, 4/1/2040	10,000	11,971
4.25%, 4/1/2050	115,000	143,836
4.30%, 3/25/2028	404,000	478,841
4.75%, 12/1/2022	250,000	267,717
4.78%, 3/25/2038	400,000	506,552
4.88%, 7/20/2035	50,000	64,970
5.05%, 3/25/2048	205,000	277,164
Eli Lilly & Co.:
2.25%, 5/15/2050	75,000	73,749
Security Description	Principal Amount	Value
2.50%, 9/15/2060 (a)	$ 83,000	$ 83,304
3.38%, 3/15/2029	10,000	11,616
3.95%, 3/15/2049	190,000	248,039
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	200,000	201,000
2.88%, 6/1/2022	65,000	67,248
3.38%, 6/1/2029	40,000	46,515
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	155,504
3.88%, 5/15/2028	332,000	395,083
5.38%, 4/15/2034	5,000	7,104
Johnson & Johnson:
0.55%, 9/1/2025	115,000	115,455
1.30%, 9/1/2030	35,000	35,194
2.10%, 9/1/2040	35,000	35,316
2.25%, 9/1/2050	25,000	25,295
2.45%, 9/1/2060	15,000	15,585
2.90%, 1/15/2028	135,000	152,455
2.95%, 3/3/2027 (a)	200,000	224,180
3.70%, 3/1/2046	285,000	363,079
3.75%, 3/3/2047	45,000	58,121
5.85%, 7/15/2038	331,000	512,987
Mckesson Corp. 0.90%, 12/3/2025	60,000	60,304
McKesson Corp.:
3.80%, 3/15/2024	26,000	28,512
4.75%, 5/30/2029	122,000	150,153
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	17,242
5.90%, 11/1/2039	150,000	221,643
Merck & Co., Inc.:
1.45%, 6/24/2030	25,000	25,287
2.75%, 2/10/2025	213,000	231,661
2.80%, 5/18/2023	84,000	89,019
2.90%, 3/7/2024	10,000	10,780
3.40%, 3/7/2029	50,000	58,156
3.60%, 9/15/2042	80,000	98,808
3.70%, 2/10/2045	218,000	271,218
4.00%, 3/7/2049	115,000	151,909
Mylan, Inc. 4.55%, 4/15/2028	310,000	369,207
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	26,212
2.20%, 8/14/2030	125,000	134,435
2.40%, 9/21/2022	313,000	324,722
2.75%, 8/14/2050	15,000	16,488
3.40%, 5/6/2024	219,000	240,515
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	123,000	139,336
4.90%, 12/15/2044	40,000	44,523
Pfizer, Inc.:
0.80%, 5/28/2025	230,000	233,383
1.70%, 5/28/2030	25,000	25,853
2.95%, 3/15/2024	115,000	124,098
3.00%, 6/15/2023	230,000	245,134

See accompanying notes to financial statements.
126

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 3/15/2029	$ 25,000	$ 29,182
3.60%, 9/15/2028	25,000	29,470
3.90%, 3/15/2039	35,000	43,657
4.00%, 3/15/2049	434,000	569,360
4.10%, 9/15/2038	100,000	127,752
7.20%, 3/15/2039	13,000	22,388
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	204,302
4.40%, 11/26/2023	40,000	44,315
Upjohn, Inc. 1.65%, 6/22/2025 (a) (d)	50,000	51,690
Viatris, Inc. 4.00%, 6/22/2050 (d)	289,000	330,104
Wyeth LLC 5.95%, 4/1/2037	341,000	513,812
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	51,780
3.25%, 2/1/2023	99,000	104,204
4.70%, 2/1/2043	178,000	243,817
		19,600,499
PIPELINES — 3.7%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	39,607
3.40%, 2/15/2031	10,000	10,405
4.45%, 7/15/2027	61,000	68,773
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	10,000	11,123
5.13%, 6/30/2027	275,000	325,886
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	62,173
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	7,042
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	166,000	169,411
4.40%, 3/15/2027	71,000	71,895
5.00%, 5/15/2044	119,000	113,340
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	80,000	97,416
7.38%, 10/15/2045	140,000	215,097
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	29,311
4.00%, 10/1/2023	102,000	111,034
4.25%, 12/1/2026	50,000	58,569
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	220,000	232,764
3.75%, 5/15/2030	20,000	21,554
4.75%, 1/15/2026	123,000	139,289
4.90%, 2/1/2024	15,000	16,413
5.00%, 5/15/2050	100,000	108,361
5.20%, 2/1/2022	222,000	229,976
5.25%, 4/15/2029	171,000	199,584
5.88%, 1/15/2024	150,000	168,520
Security Description	Principal Amount	Value
6.05%, 6/1/2041	$ 190,000	$ 220,039
6.63%, 10/15/2036	77,000	92,706
Series 20Y, 5.80%, 6/15/2038	267,000	306,252
Enterprise Products Operating LLC:
2.80%, 1/31/2030	35,000	37,990
3.20%, 2/15/2052	50,000	50,663
3.35%, 3/15/2023	61,000	64,486
3.70%, 1/31/2051	125,000	137,694
3.90%, 2/15/2024	165,000	180,715
3.95%, 2/15/2027	100,000	115,799
3.95%, 1/31/2060	168,000	187,490
4.25%, 2/15/2048	230,000	269,721
4.85%, 3/15/2044	88,000	108,740
5.10%, 2/15/2045	127,000	163,745
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (b)	200,000	192,418
Series H, 6.65%, 10/15/2034	5,000	7,014
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022 (a)	189,000	198,333
4.30%, 5/1/2024	16,000	17,728
6.38%, 3/1/2041	104,000	136,553
6.50%, 9/1/2039	74,000	96,680
Kinder Morgan, Inc.:
2.00%, 2/15/2031	140,000	140,720
4.30%, 3/1/2028	65,000	76,268
5.05%, 2/15/2046	120,000	146,154
5.20%, 3/1/2048	100,000	126,772
5.55%, 6/1/2045	309,000	398,057
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (a)	25,000	28,163
3.95%, 3/1/2050	96,000	108,081
4.20%, 3/15/2045	19,000	20,604
4.20%, 10/3/2047	100,000	114,422
MPLX L.P.:
2.65%, 8/15/2030	145,000	152,315
4.13%, 3/1/2027	287,000	331,448
4.80%, 2/15/2029	15,000	18,021
5.50%, 2/15/2049	225,000	296,588
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	61,451
ONEOK Partners L.P.:
3.38%, 10/1/2022	185,000	192,685
6.13%, 2/1/2041	25,000	29,815
6.20%, 9/15/2043	25,000	30,738
6.85%, 10/15/2037	40,000	51,442
ONEOK, Inc.:
3.10%, 3/15/2030	25,000	26,550
3.40%, 9/1/2029 (a)	50,000	53,650
4.00%, 7/13/2027	200,000	222,772
4.35%, 3/15/2029	15,000	16,990
4.50%, 3/15/2050	25,000	26,535

See accompanying notes to financial statements.
127

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/13/2047	$ 150,000	$ 168,616
5.20%, 7/15/2048	54,000	62,873
5.85%, 1/15/2026	15,000	17,964
Phillips 66 Partners L.P.:
3.15%, 12/15/2029 (a)	25,000	26,088
3.61%, 2/15/2025 (a)	3,000	3,252
3.75%, 3/1/2028	186,000	202,301
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029 (a)	150,000	157,051
4.65%, 10/15/2025	250,000	279,490
4.70%, 6/15/2044	61,000	63,546
4.90%, 2/15/2045	25,000	26,821
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	86,069
5.00%, 3/15/2027	150,000	177,028
5.88%, 6/30/2026	175,000	211,641
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,110
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	118,386
4.75%, 3/15/2024	36,000	40,274
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	18,000	18,762
4.95%, 1/15/2043	11,000	11,373
5.35%, 5/15/2045	101,000	111,000
5.40%, 10/1/2047	25,000	27,964
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	83,211
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	15,000	20,754
TransCanada PipeLines, Ltd.:
4.10%, 4/15/2030	100,000	118,370
4.88%, 1/15/2026 (a)	280,000	332,979
5.00%, 10/16/2043	43,000	53,922
6.10%, 6/1/2040	150,000	206,307
6.20%, 10/15/2037	30,000	41,849
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	28,004
3.95%, 5/15/2050	50,000	56,240
4.00%, 3/15/2028	104,000	119,304
5.40%, 8/15/2041	100,000	127,039
Valero Energy Partners L.P. 4.38%, 12/15/2026	189,000	219,274
Williams Cos., Inc.:
3.50%, 11/15/2030 (a)	25,000	28,351
3.60%, 3/15/2022	111,000	114,561
3.70%, 1/15/2023	5,000	5,301
4.00%, 9/15/2025	3,000	3,403
4.90%, 1/15/2045	200,000	238,146
5.75%, 6/24/2044	174,000	224,935
		11,602,109
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree L.P. 2.90%, 10/1/2030	$ 25,000	$ 26,476
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (a)	20,000	19,934
2.75%, 12/15/2029	25,000	27,267
3.45%, 4/30/2025	75,000	83,170
4.00%, 1/15/2024	96,000	105,599
4.00%, 2/1/2050	25,000	31,394
4.50%, 7/30/2029	150,000	183,564
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	62,081
American Tower Corp.:
1.50%, 1/31/2028	100,000	100,645
2.90%, 1/15/2030 (a)	10,000	10,903
3.00%, 6/15/2023	50,000	53,020
3.38%, 5/15/2024	410,000	446,256
3.80%, 8/15/2029	115,000	133,521
4.00%, 6/1/2025	150,000	169,350
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030 (a)	140,000	149,253
Series MTN, 3.30%, 6/1/2029	165,000	187,212
Boston Properties L.P.:
2.90%, 3/15/2030	73,000	78,520
3.40%, 6/21/2029	50,000	55,817
3.80%, 2/1/2024	119,000	129,309
3.85%, 2/1/2023	173,000	184,096
4.50%, 12/1/2028	10,000	12,009
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,451
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	15,000	15,875
3.85%, 2/1/2025	101,000	110,797
4.05%, 7/1/2030	30,000	34,506
4.13%, 6/15/2026	38,000	43,178
Camden Property Trust:
2.80%, 5/15/2030 (a)	5,000	5,551
3.15%, 7/1/2029	210,000	236,699
3.35%, 11/1/2049	15,000	17,205
4.10%, 10/15/2028	5,000	5,942
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	144,104
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	285,000	306,215
Corporate Office Properties L.P.:
2.25%, 3/15/2026	10,000	10,421

See accompanying notes to financial statements.
128

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2025	$ 25,000	$ 28,449
Crown Castle International Corp.:
3.25%, 1/15/2051	15,000	15,703
3.65%, 9/1/2027	180,000	203,924
3.80%, 2/15/2028	224,000	257,040
4.00%, 11/15/2049	10,000	11,695
5.25%, 1/15/2023	15,000	16,432
CubeSmart L.P.:
2.00%, 2/15/2031	15,000	15,039
3.13%, 9/1/2026	75,000	82,018
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	15,000	14,660
2.90%, 11/15/2024	115,000	122,918
3.45%, 11/15/2029	15,000	16,143
Digital Realty Trust L.P. 4.45%, 7/15/2028	299,000	355,843
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	5,429
3.38%, 12/15/2027	15,000	16,882
4.00%, 9/15/2028	125,000	147,422
Equinix, Inc.:
1.00%, 9/15/2025	100,000	100,356
2.15%, 7/15/2030	15,000	15,283
2.90%, 11/18/2026	50,000	54,788
3.00%, 7/15/2050	10,000	10,138
3.20%, 11/18/2029	10,000	10,998
5.38%, 5/15/2027	243,000	264,469
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	26,995
3.00%, 7/1/2029	125,000	139,394
3.50%, 3/1/2028	25,000	28,554
4.50%, 7/1/2044	116,000	153,248
Essex Portfolio L.P.:
2.65%, 3/15/2032	65,000	69,660
2.65%, 9/1/2050	20,000	19,239
3.00%, 1/15/2030	25,000	27,466
3.50%, 4/1/2025	25,000	27,702
4.00%, 3/1/2029	15,000	17,448
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	27,166
3.50%, 6/1/2030	75,000	83,087
3.95%, 1/15/2024	225,000	245,234
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	255,000	287,393
5.38%, 11/1/2023	5,000	5,462
5.38%, 4/15/2026	160,000	183,600
5.75%, 6/1/2028	34,000	40,244
HCP, Inc. 3.40%, 2/1/2025	105,000	115,822
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,838
Security Description	Principal Amount	Value
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	$ 55,000	$ 54,999
3.50%, 8/1/2026	100,000	113,256
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	25,000	27,439
4.20%, 3/1/2024	49,000	53,787
Highwoods Realty L.P.:
2.60%, 2/1/2031	55,000	55,850
4.20%, 4/15/2029	15,000	17,103
Host Hotels & Resorts L.P.:
Series D, 3.75%, 10/15/2023	15,000	15,813
Series H, 3.38%, 12/15/2029	125,000	128,386
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	50,000	52,886
Kilroy Realty L.P.:
3.05%, 2/15/2030	65,000	69,120
3.45%, 12/15/2024 (a)	40,000	43,186
4.75%, 12/15/2028	15,000	17,665
Kimco Realty Corp.:
2.70%, 10/1/2030	50,000	54,092
2.80%, 10/1/2026	121,000	132,013
Lexington Realty Trust 2.70%, 9/15/2030 (a)	15,000	15,675
Life Storage L.P.:
2.20%, 10/15/2030	25,000	25,541
3.88%, 12/15/2027	25,000	28,553
Mid-America Apartments L.P.:
1.70%, 2/15/2031	25,000	24,960
2.75%, 3/15/2030 (a)	25,000	27,097
3.95%, 3/15/2029	15,000	17,606
4.00%, 11/15/2025	22,000	24,951
National Retail Properties, Inc.:
2.50%, 4/15/2030	25,000	25,823
3.10%, 4/15/2050	25,000	24,067
3.90%, 6/15/2024	15,000	16,250
4.80%, 10/15/2048	55,000	67,048
Office Properties Income Trust 4.50%, 2/1/2025	167,000	177,222
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	100,000	105,003
3.63%, 10/1/2029	56,000	59,474
5.25%, 1/15/2026	51,000	58,341
Physicians Realty L.P. 4.30%, 3/15/2027	20,000	21,927
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	65,000	65,867
3.40%, 6/1/2023	15,000	15,608
Prologis L.P.:
2.13%, 10/15/2050	40,000	37,233
3.00%, 4/15/2050	10,000	11,062
3.75%, 11/1/2025	62,000	70,811
4.38%, 2/1/2029	15,000	18,343

See accompanying notes to financial statements.
129

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Public Storage:
2.37%, 9/15/2022	$ 162,000	$ 167,409
3.39%, 5/1/2029	10,000	11,473
Realty Income Corp.:
0.75%, 3/15/2026	80,000	79,870
1.80%, 3/15/2033	50,000	50,159
3.25%, 6/15/2029	100,000	112,128
3.25%, 1/15/2031	80,000	90,840
3.88%, 7/15/2024	16,000	17,659
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	26,666
3.70%, 6/15/2030	15,000	16,962
4.65%, 3/15/2049	95,000	113,071
Retail Properties of America, Inc. 4.75%, 9/15/2030	46,000	49,160
Sabra Health Care L.P. 5.13%, 8/15/2026	104,000	116,244
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	26,285
2.65%, 7/15/2030 (a)	25,000	26,570
3.25%, 11/30/2026	10,000	11,085
3.25%, 9/13/2049	25,000	25,644
3.38%, 10/1/2024	243,000	264,284
3.38%, 6/15/2027	72,000	79,692
3.50%, 9/1/2025	15,000	16,554
3.80%, 7/15/2050	254,000	282,405
4.25%, 10/1/2044	3,000	3,431
SITE Centers Corp. 3.63%, 2/1/2025	157,000	162,811
Spirit Realty L.P.:
3.20%, 2/15/2031	25,000	26,539
4.00%, 7/15/2029	15,000	16,870
4.45%, 9/15/2026	49,000	55,316
STORE Capital Corp.:
4.50%, 3/15/2028	30,000	34,168
4.63%, 3/15/2029	15,000	17,375
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	100,000	99,511
Series MTN, 3.20%, 1/15/2030	50,000	55,525
Series MTN, 4.40%, 1/26/2029	125,000	148,859
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,786
3.10%, 1/15/2023	25,000	26,220
3.25%, 10/15/2026	263,000	289,342
4.75%, 11/15/2030	100,000	122,189
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	160,000	181,722
Welltower, Inc.:
4.13%, 3/15/2029	25,000	29,152
5.13%, 3/15/2043	3,000	3,680
Security Description	Principal Amount	Value
Weyerhaeuser Co.:
4.00%, 11/15/2029	$ 25,000	$ 29,478
7.38%, 3/15/2032	161,000	240,782
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	28,510
4.60%, 4/1/2024	30,000	33,473
		11,485,477
RETAIL — 2.6%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	25,000	28,802
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	37,592
4.50%, 10/1/2025	124,000	138,958
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	19,808
2.88%, 1/15/2023	11,000	11,484
3.13%, 7/15/2023	107,000	113,635
3.63%, 4/15/2025	25,000	27,986
4.00%, 4/15/2030	25,000	29,600
Best Buy Co., Inc.:
1.95%, 10/1/2030	10,000	10,054
4.45%, 10/1/2028	130,000	156,473
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	154,515
1.60%, 4/20/2030	35,000	35,888
1.75%, 4/20/2032	15,000	15,553
Darden Restaurants, Inc. 3.85%, 5/1/2027	250,000	275,367
Dollar General Corp. 3.25%, 4/15/2023	185,000	195,876
Dollar Tree, Inc.:
4.00%, 5/15/2025	151,000	170,447
4.20%, 5/15/2028	15,000	17,848
Home Depot, Inc.:
2.50%, 4/15/2027	15,000	16,428
2.63%, 6/1/2022	15,000	15,467
2.95%, 6/15/2029	120,000	136,392
3.00%, 4/1/2026	200,000	223,464
3.13%, 12/15/2049	160,000	184,346
3.30%, 4/15/2040	100,000	117,686
3.35%, 4/15/2050	25,000	29,825
3.75%, 2/15/2024	226,000	247,827
3.90%, 6/15/2047	125,000	160,104
4.40%, 3/15/2045	108,000	144,175
5.40%, 9/15/2040	188,000	275,068
5.95%, 4/1/2041	50,000	77,950
Kohl's Corp. 3.25%, 2/1/2023	50,000	51,603
Lowe's Cos., Inc.:
1.30%, 4/15/2028	145,000	145,861
1.70%, 10/15/2030	45,000	45,486
3.00%, 10/15/2050	100,000	107,260
3.38%, 9/15/2025	41,000	45,779
4.00%, 4/15/2025	50,000	56,811

See accompanying notes to financial statements.
130

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	$ 15,000	$ 15,543
Series MTN, 3.80%, 4/1/2028	175,000	204,762
Series MTN, 4.20%, 4/1/2050	164,000	210,281
Series MTN, 4.88%, 12/9/2045	300,000	406,881
Series MTN, 6.30%, 3/1/2038	150,000	226,527
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	145,000	145,175
3.55%, 3/15/2026	28,000	31,617
3.60%, 9/1/2027	15,000	17,169
3.90%, 6/1/2029	25,000	29,417
Ross Stores, Inc. 4.60%, 4/15/2025	20,000	23,081
Starbucks Corp.:
1.30%, 5/7/2022	15,000	15,205
2.00%, 3/12/2027	25,000	26,528
2.25%, 3/12/2030 (a)	25,000	26,499
2.55%, 11/15/2030	225,000	243,207
3.10%, 3/1/2023	175,000	184,903
3.35%, 3/12/2050	15,000	16,691
3.50%, 11/15/2050 (a)	25,000	28,733
3.55%, 8/15/2029	50,000	58,278
4.50%, 11/15/2048	55,000	71,446
Target Corp.:
2.25%, 4/15/2025	125,000	133,897
2.35%, 2/15/2030	10,000	10,933
TJX Cos., Inc.:
2.25%, 9/15/2026	169,000	182,368
3.50%, 4/15/2025	50,000	55,789
Walgreen Co. 4.40%, 9/15/2042	90,000	97,429
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	215,000	232,894
3.80%, 11/18/2024	53,000	58,571
4.10%, 4/15/2050	125,000	132,402
4.80%, 11/18/2044	202,000	228,585
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,981
2.85%, 7/8/2024	265,000	286,722
3.05%, 7/8/2026	25,000	28,133
3.25%, 7/8/2029	119,000	138,477
3.55%, 6/26/2025	375,000	424,466
3.70%, 6/26/2028	150,000	176,553
4.05%, 6/29/2048	200,000	270,696
4.30%, 4/22/2044	100,000	136,089
		8,108,346
SEMICONDUCTORS — 2.0%
Analog Devices, Inc. 3.90%, 12/15/2025 (a)	48,000	54,808
Security Description	Principal Amount	Value
Applied Materials, Inc.:
1.75%, 6/1/2030	$ 105,000	$ 108,970
2.75%, 6/1/2050	15,000	16,290
5.85%, 6/15/2041	135,000	212,389
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	193,000	212,433
3.88%, 1/15/2027	350,000	392,658
Broadcom, Inc.:
2.25%, 11/15/2023	20,000	20,894
3.15%, 11/15/2025	40,000	43,682
3.46%, 9/15/2026	215,000	238,583
4.11%, 9/15/2028	266,000	304,240
4.15%, 11/15/2030	250,000	289,073
4.30%, 11/15/2032	30,000	35,558
4.75%, 4/15/2029	175,000	208,775
Intel Corp.:
2.35%, 5/11/2022	209,000	214,499
2.45%, 11/15/2029	787,000	850,904
3.10%, 2/15/2060	20,000	21,599
3.15%, 5/11/2027	25,000	28,117
3.25%, 11/15/2049	115,000	129,112
3.73%, 12/8/2047	300,000	358,701
3.75%, 3/25/2027	50,000	58,012
4.60%, 3/25/2040	15,000	19,793
4.80%, 10/1/2041	50,000	67,987
KLA Corp. 3.30%, 3/1/2050	225,000	253,870
Lam Research Corp.:
1.90%, 6/15/2030	25,000	25,951
2.88%, 6/15/2050	20,000	21,466
3.13%, 6/15/2060	20,000	22,442
3.80%, 3/15/2025	222,000	249,035
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	80,024
Micron Technology, Inc.:
2.50%, 4/24/2023	20,000	20,856
4.19%, 2/15/2027	15,000	17,554
4.64%, 2/6/2024	55,000	61,234
4.66%, 2/15/2030	145,000	177,890
NVIDIA Corp. 3.20%, 9/16/2026	176,000	199,397
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.40%, 5/1/2030 (d)	15,000	17,041
4.30%, 6/18/2029 (d)	250,000	297,897
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	53,041
2.90%, 5/20/2024	160,000	172,438
3.25%, 5/20/2027	213,000	241,879
3.25%, 5/20/2050 (a)	120,000	139,237
Texas Instruments, Inc.:
1.38%, 3/12/2025	215,000	223,108
1.75%, 5/4/2030	65,000	67,203
2.25%, 9/4/2029	30,000	32,301
2.63%, 5/15/2024	18,000	19,196

See accompanying notes to financial statements.
131

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/15/2039	$ 10,000	$ 12,534
Xilinx, Inc.:
2.38%, 6/1/2030	25,000	26,211
2.95%, 6/1/2024	38,000	40,881
		6,359,763
SOFTWARE — 2.5%
Activision Blizzard, Inc. 2.50%, 9/15/2050	95,000	92,191
Adobe, Inc. 3.25%, 2/1/2025	286,000	315,644
Autodesk, Inc. 2.85%, 1/15/2030	115,000	127,679
Citrix Systems, Inc. 3.30%, 3/1/2030	225,000	248,686
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	104,000	110,373
Series 10Y, 4.25%, 5/15/2028	20,000	23,741
Fiserv, Inc.:
2.75%, 7/1/2024	125,000	134,256
3.50%, 7/1/2029	210,000	241,214
3.80%, 10/1/2023	165,000	179,881
4.20%, 10/1/2028	125,000	149,107
4.40%, 7/1/2049	93,000	123,959
Intuit, Inc.:
0.65%, 7/15/2023	15,000	15,110
0.95%, 7/15/2025	15,000	15,190
1.65%, 7/15/2030	15,000	15,417
Microsoft Corp.:
2.00%, 8/8/2023	212,000	221,180
2.40%, 8/8/2026	400,000	436,344
2.53%, 6/1/2050	429,000	451,716
2.65%, 11/3/2022	300,000	312,333
2.68%, 6/1/2060	258,000	280,423
3.45%, 8/8/2036	169,000	208,269
3.50%, 2/12/2035	350,000	430,496
3.95%, 8/8/2056	150,000	205,423
4.10%, 2/6/2037	151,000	197,448
Oracle Corp.:
2.40%, 9/15/2023	190,000	199,863
2.50%, 4/1/2025	50,000	53,729
2.63%, 2/15/2023	497,000	520,588
2.65%, 7/15/2026	62,000	67,947
2.95%, 5/15/2025	355,000	389,044
3.25%, 5/15/2030	260,000	299,047
3.40%, 7/8/2024	108,000	118,222
3.60%, 4/1/2040	50,000	58,657
3.60%, 4/1/2050	350,000	408,576
3.80%, 11/15/2037	130,000	156,260
3.85%, 4/1/2060	225,000	275,400
4.00%, 7/15/2046	250,000	306,400
4.13%, 5/15/2045	150,000	186,381
5.38%, 7/15/2040	150,000	214,819
Security Description	Principal Amount	Value
salesforce.com, Inc. 3.25%, 4/11/2023	$ 100,000	$ 106,554
ServiceNow, Inc. 1.40%, 9/1/2030	45,000	43,892
VMware, Inc. 2.95%, 8/21/2022	100,000	103,774
		8,045,233
TELECOMMUNICATIONS — 4.9%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	217,318
3.13%, 7/16/2022	8,000	8,316
6.13%, 3/30/2040	223,000	329,871
6.38%, 3/1/2035	38,000	57,181
AT&T, Inc.:
1.65%, 2/1/2028	200,000	204,420
2.25%, 2/1/2032	385,000	390,005
2.30%, 6/1/2027	225,000	239,735
2.55%, 12/1/2033 (d)	250,000	256,252
2.75%, 6/1/2031	100,000	106,856
3.10%, 2/1/2043	100,000	101,676
3.30%, 2/1/2052	170,000	168,672
3.50%, 6/1/2041	50,000	53,696
3.50%, 9/15/2053 (d)	100,000	100,555
3.50%, 2/1/2061	100,000	98,756
3.55%, 9/15/2055 (d)	234,000	235,018
3.65%, 6/1/2051	100,000	104,654
3.65%, 9/15/2059 (d)	654,000	659,363
3.80%, 3/1/2024	15,000	16,419
3.80%, 12/1/2057 (d)	593,000	619,406
3.85%, 6/1/2060	125,000	131,691
4.35%, 3/1/2029	360,000	429,361
4.75%, 5/15/2046	600,000	738,966
5.25%, 3/1/2037	349,000	451,910
Bell Canada, Inc. 4.30%, 7/29/2049	110,000	143,564
Cisco Systems, Inc.:
2.95%, 2/28/2026	111,000	123,641
3.63%, 3/4/2024	26,000	28,624
5.90%, 2/15/2039	307,000	470,742
Corning, Inc.:
3.90%, 11/15/2049	100,000	121,251
4.38%, 11/15/2057	87,000	107,181
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	75,000	118,411
9.25%, 6/1/2032	100,000	170,376
Juniper Networks, Inc.:
1.20%, 12/10/2025 (a)	20,000	20,237
2.00%, 12/10/2030	30,000	29,591
3.75%, 8/15/2029	25,000	28,737
Motorola Solutions, Inc. 4.00%, 9/1/2024	226,000	252,550
Orange SA 5.50%, 2/6/2044	102,000	149,211

See accompanying notes to financial statements.
132

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rogers Communications, Inc.:
4.30%, 2/15/2048	$ 52,000	$ 66,306
4.35%, 5/1/2049	174,000	225,032
5.00%, 3/15/2044	111,000	152,225
Telefonica Emisiones SA:
4.10%, 3/8/2027	200,000	231,340
4.57%, 4/27/2023	151,000	165,022
7.05%, 6/20/2036	410,000	611,626
TELUS Corp.:
2.80%, 2/16/2027	115,000	126,546
4.30%, 6/15/2049	115,000	145,399
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (d)	50,000	51,234
2.05%, 2/15/2028 (d)	110,000	114,462
2.25%, 11/15/2031 (d)	50,000	51,285
2.55%, 2/15/2031 (d)	10,000	10,509
3.00%, 2/15/2041 (d)	240,000	248,143
3.30%, 2/15/2051 (d)	75,000	77,062
3.50%, 4/15/2025 (d)	50,000	55,321
3.60%, 11/15/2060 (d)	20,000	21,234
3.75%, 4/15/2027 (d)	50,000	57,024
3.88%, 4/15/2030 (d)	325,000	375,729
4.38%, 4/15/2040 (d)	276,000	336,891
4.50%, 4/15/2050 (d)	215,000	266,426
Verizon Communications, Inc.:
0.85%, 11/20/2025	100,000	100,818
1.50%, 9/18/2030	330,000	324,037
1.68%, 10/30/2030 (d)	147,000	146,052
1.75%, 1/20/2031	100,000	99,628
2.63%, 8/15/2026	270,000	295,709
2.65%, 11/20/2040	100,000	101,029
2.88%, 11/20/2050	100,000	100,652
2.99%, 10/30/2056 (d)	314,000	316,047
3.00%, 11/20/2060	90,000	90,721
3.88%, 2/8/2029 (a)	275,000	323,557
4.02%, 12/3/2029	33,000	39,159
4.13%, 3/16/2027	455,000	535,954
4.33%, 9/21/2028	173,000	208,001
4.75%, 11/1/2041	57,000	75,036
4.86%, 8/21/2046	460,000	617,932
5.01%, 4/15/2049	20,000	27,706
5.15%, 9/15/2023	124,000	139,762
Vodafone Group PLC:
2.50%, 9/26/2022 (a)	417,000	432,008
4.25%, 9/17/2050 (a)	111,000	136,894
4.38%, 5/30/2028 (a)	150,000	179,896
4.38%, 2/19/2043	138,000	171,240
4.88%, 6/19/2049	50,000	66,594
5.00%, 5/30/2038	50,000	65,369
5.13%, 6/19/2059	25,000	34,590
		15,501,420
TEXTILES — 0.0% (e)
Mohawk Industries, Inc. 3.63%, 5/15/2030	70,000	78,506
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	$ 122,000	$ 134,416
3.55%, 11/19/2026	15,000	16,741
6.35%, 3/15/2040	144,000	186,674
		337,831
TRANSPORTATION — 2.2%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027 (a)	50,000	56,719
3.40%, 9/1/2024	58,000	63,654
3.65%, 9/1/2025	100,000	112,963
3.90%, 8/1/2046	54,000	68,732
4.15%, 12/15/2048	49,000	65,230
4.45%, 3/15/2043	375,000	500,955
4.55%, 9/1/2044	282,000	383,506
4.70%, 9/1/2045	65,000	90,451
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	15,398
3.65%, 2/3/2048	63,000	78,023
6.20%, 6/1/2036	130,000	196,287
6.90%, 7/15/2028	20,000	27,728
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,848
5.75%, 3/15/2033	8,000	10,539
6.13%, 9/15/2115	165,000	273,775
CSX Corp.:
2.50%, 5/15/2051	60,000	59,699
3.25%, 6/1/2027	375,000	423,596
3.35%, 11/1/2025	108,000	120,929
3.35%, 9/15/2049	15,000	17,252
3.80%, 3/1/2028	15,000	17,461
3.80%, 11/1/2046	25,000	30,138
3.80%, 4/15/2050	50,000	61,644
4.50%, 3/15/2049	85,000	114,265
4.50%, 8/1/2054	25,000	33,049
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,564
3.10%, 8/5/2029 (a)	25,000	27,906
3.40%, 1/14/2022	110,000	113,443
3.88%, 8/1/2042	25,000	29,102
3.90%, 2/1/2035	49,000	58,577
4.10%, 4/15/2043	35,000	41,429
4.55%, 4/1/2046	225,000	287,291
4.95%, 10/17/2048	125,000	169,781
5.25%, 5/15/2050	250,000	354,312
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	165,000	190,085
Kansas City Southern:
3.00%, 5/15/2023	50,000	51,948
3.50%, 5/1/2050	50,000	55,724
Norfolk Southern Corp.:
2.55%, 11/1/2029	15,000	16,243

See accompanying notes to financial statements.
133

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 5/15/2050	$ 25,000	$ 27,354
3.15%, 6/1/2027	58,000	64,448
3.16%, 5/15/2055	60,000	65,389
3.40%, 11/1/2049	25,000	28,541
3.65%, 8/1/2025	280,000	313,505
3.80%, 8/1/2028	25,000	29,241
3.94%, 11/1/2047	5,000	6,134
4.15%, 2/28/2048	10,000	12,679
4.80%, 8/15/2043	3,000	3,762
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	170,000	180,710
Series MTN, 2.90%, 12/1/2026	20,000	21,976
Series MTN, 3.65%, 3/18/2024 (a)	25,000	27,326
Union Pacific Corp.:
2.97%, 9/16/2062 (d)	105,000	110,079
3.70%, 3/1/2029	80,000	93,262
3.80%, 10/1/2051	200,000	245,370
3.88%, 2/1/2055	30,000	36,566
4.05%, 3/1/2046	115,000	141,233
4.16%, 7/15/2022	229,000	240,187
Series MTN, 3.55%, 8/15/2039	285,000	328,810
United Parcel Service, Inc.:
2.35%, 5/16/2022	202,000	207,387
2.80%, 11/15/2024 (a)	166,000	179,526
3.40%, 9/1/2049	115,000	137,937
4.25%, 3/15/2049	125,000	167,097
		6,914,765
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	130,000	154,003
4.35%, 2/15/2024	25,000	27,602
		181,605
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	25,000	27,574
3.40%, 3/1/2025	15,000	16,603
3.45%, 5/1/2050	25,000	29,577
3.75%, 9/1/2028	150,000	175,185
4.15%, 6/1/2049	125,000	165,325
4.30%, 12/1/2042	88,000	115,091
Aqua America, Inc. 4.28%, 5/1/2049	15,000	19,255
Essential Utilities, Inc. 2.70%, 4/15/2030	81,000	87,863
Security Description	Principal Amount	Value
United Utilities PLC 6.88%, 8/15/2028	$ 11,000	$ 14,261
		650,734
TOTAL CORPORATE BONDS & NOTES (Cost $294,494,969)		313,359,555
	Shares
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	1,013,918	1,014,121
State Street Navigator Securities Lending Portfolio II (h) (i)	11,215,418	11,215,418
TOTAL SHORT-TERM INVESTMENTS (Cost $12,229,539)		12,229,539
TOTAL INVESTMENTS — 102.8% (Cost $306,724,508)		325,589,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(9,002,205)
NET ASSETS — 100.0%		$ 316,586,889
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
134

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$313,359,555	$—	$313,359,555
Short-Term Investments	12,229,539	—	—	12,229,539
TOTAL INVESTMENTS	$12,229,539	$313,359,555	$—	$325,589,094
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	476,090	$ 476,280	$17,210,212	$16,672,132	$(239)	$—	1,013,918	$ 1,014,121	$ —
State Street Navigator Securities Lending Portfolio II	5,850,283	5,850,283	22,634,893	17,269,758	—	—	11,215,418	11,215,418	8,846
Total		$6,326,563	$39,845,105	$33,941,890	$(239)	$—		$12,229,539	$8,846
See accompanying notes to financial statements.
135

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.9%
Federal Home Loan Mortgage Corp.:
1.50%, 12/1/2035	$ 5,962,113	$ 6,135,814
2.00%, 2/1/2032	3,296,961	3,447,422
2.00%, 7/1/2035	2,054,771	2,148,856
2.00%, 8/1/2035	1,909,801	2,011,405
2.00%, 9/1/2035	6,881,777	7,283,490
2.00%, 11/1/2035	10,869,052	11,393,994
2.00%, 9/1/2050	3,964,334	4,135,234
2.00%, 10/1/2050	14,783,668	15,360,729
2.00%, 11/1/2050	26,554,734	27,591,264
2.00%, 12/1/2050	26,996,910	28,050,700
2.00%, 1/1/2051	27,050,000	28,105,862
2.50%, 9/1/2027	412,223	431,479
2.50%, 10/1/2027	161,905	169,468
2.50%, 1/1/2028	162,166	169,741
2.50%, 5/1/2028	230,205	240,958
2.50% 6/1/2028	121,163	126,838
2.50%, 10/1/2029	43,866	45,914
2.50%, 1/1/2031	154,780	162,250
2.50%, 6/1/2031	784,668	822,696
2.50%, 9/1/2032	1,797,564	1,883,765
2.50%, 2/1/2033	172,099	180,168
2.50%, 12/1/2033	4,051,906	4,241,061
2.50%, 1/1/2035	2,736,814	2,928,610
2.50%, 5/1/2035	3,270,042	3,419,933
2.50% 7/1/2035	10,126,049	10,835,753
2.50%, 8/1/2035	4,711,503	4,927,467
2.50%, 2/1/2040	6,684,046	7,031,839
2.50%, 9/1/2046	178,006	188,048
2.50% 7/1/2050	6,147,565	6,634,939
2.50%, 8/1/2050	19,113,116	20,145,529
2.50% 9/1/2050	33,263,533	35,692,750
2.50% 10/1/2050	35,708,298	37,980,052
2.50%, 11/1/2050	14,852,601	15,654,878
3.00%, 10/1/2026	160,529	168,957
3.00% 3/1/2027	776,531	817,546
3.00%, 2/1/2029	35,253	37,242
3.00%, 7/1/2029	67,963	71,961
3.00%, 8/1/2029	194,573	206,021
3.00%, 9/1/2029	46,629	49,372
3.00%, 10/1/2030	186,386	198,075
3.00%, 11/1/2030	256,263	272,308
3.00%, 2/1/2031	835,079	881,940
3.00%, 11/1/2031	312,426	330,766
3.00%, 2/1/2032	168,101	177,554
3.00%, 5/1/2032	554,339	584,550
3.00%, 12/1/2032	5,042,315	5,317,115
3.00%, 2/1/2033	260,449	274,680
3.00%, 3/1/2033	4,260,275	4,536,276
3.00%, 4/1/2033	3,702,384	3,935,340
3.00%, 5/1/2033	165,009	173,508
Security Description	Principal Amount	Value
3.00%, 7/1/2033	$ 1,255,057	$ 1,354,444
3.00%, 9/1/2034	2,445,872	2,658,919
3.00%, 12/1/2034	5,443,647	5,899,210
3.00%, 1/1/2035	5,093,205	5,438,249
3.00%, 4/1/2035	451,916	478,266
3.00%, 6/1/2035	506,077	535,584
3.00% 7/1/2035	9,036,176	9,657,844
3.00%, 4/1/2036	321,546	339,749
3.00%, 8/1/2036	656,943	694,914
3.00%, 9/1/2036	375,466	397,168
3.00%, 1/1/2038	242,015	254,759
3.00% 2/1/2038	1,477,422	1,557,737
3.00% 11/1/2042	1,197,262	1,290,858
3.00%, 1/1/2043	657,777	701,679
3.00% 2/1/2043	976,218	1,041,403
3.00%, 3/1/2043	286,059	305,155
3.00%, 5/1/2043	1,096,475	1,203,287
3.00%, 6/1/2043	76,929	82,065
3.00%, 7/1/2043	144,628	154,282
3.00%, 8/1/2043	78,683	83,936
3.00%, 9/1/2043	83,484	89,057
3.00%, 10/1/2043	85,520	91,229
3.00%, 12/1/2044	186,975	199,055
3.00%, 1/1/2045	800,894	851,853
3.00%, 6/1/2045	95,020	100,356
3.00% 7/1/2045	826,990	873,433
3.00%, 8/1/2045	778,004	829,959
3.00%, 5/1/2046	237,259	250,763
3.00% 6/1/2046	4,333,585	4,621,905
3.00% 7/1/2046	13,301,224	14,045,071
3.00% 8/1/2046	2,173,914	2,296,925
3.00% 9/1/2046	2,715,285	2,869,833
3.00%, 10/1/2046	1,050,676	1,110,478
3.00%, 11/1/2046	323,498	341,911
3.00%, 12/1/2046	751,764	800,509
3.00%, 1/1/2047	520,824	550,468
3.00% 2/1/2047	8,949,886	9,545,142
3.00% 7/1/2047	1,602,934	1,693,721
3.00%, 2/1/2048	242,743	255,028
3.00%, 8/1/2048	1,459,430	1,563,515
3.00% 10/1/2049	8,261,599	8,724,873
3.00% 12/1/2049	85,203,804	91,184,659
3.00% 1/1/2050	2,814,972	2,960,249
3.00% 2/1/2050	21,451,849	22,628,256
3.00% 4/1/2050	4,450,164	4,760,057
3.50%, 3/1/2021	5,365	5,370
3.50%, 2/1/2026	118,142	125,402
3.50%, 10/1/2026	106,429	113,067
3.50%, 1/1/2029	32,781	35,175
3.50%, 3/1/2029	679,841	729,481
3.50%, 4/1/2029	262,665	281,844
3.50%, 6/1/2029	56,151	60,254
3.50%, 8/1/2029	32,431	34,801
3.50%, 9/1/2029	704,718	756,174
3.50%, 2/1/2030	21,172	22,814

See accompanying notes to financial statements.
136

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2034	$ 205,650	$ 218,137
3.50%, 3/1/2034	703,179	746,636
3.50%, 8/1/2034	253,899	269,590
3.50%, 7/1/2035	173,462	186,481
3.50%, 2/1/2039	135,029	142,886
3.50%, 3/1/2039	471,727	499,412
3.50%, 4/1/2039	220,877	233,892
3.50%, 10/1/2041	1,216,640	1,319,110
3.50%, 2/1/2042	680,847	738,191
3.50%, 7/1/2042	18,009	19,501
3.50%, 8/1/2042	855,410	932,642
3.50%, 9/1/2042	248,338	268,922
3.50%, 3/1/2043	139,699	151,491
3.50%, 5/1/2043	334,377	362,615
3.50%, 11/1/2043	61,376	66,556
3.50%, 12/1/2043	819,020	915,546
3.50%, 1/1/2044	648,887	702,669
3.50%, 5/1/2044	210,878	226,724
3.50%, 6/1/2044	119,413	128,363
3.50%, 8/1/2044	54,290	58,359
3.50%, 10/1/2044	871,627	936,957
3.50%, 11/1/2044	91,204	98,040
3.50%, 12/1/2044	248,694	267,343
3.50% 1/1/2045	468,262	503,440
3.50%, 2/1/2045	208,117	223,716
3.50%, 3/1/2045	391,261	424,585
3.50% 7/1/2045	188,928	203,579
3.50%, 8/1/2045	205,790	220,905
3.50%, 10/1/2045	199,424	214,071
3.50%, 11/1/2045	150,520	161,575
3.50% 12/1/2045	1,158,578	1,250,228
3.50% 1/1/2046	427,467	460,473
3.50% 3/1/2046	1,126,900	1,209,653
3.50% 5/1/2046	516,837	549,079
3.50% 7/1/2046	5,602,324	6,129,699
3.50% 12/1/2046	605,506	643,042
3.50% 2/1/2047	8,558,096	9,109,071
3.50%, 6/1/2047	349,586	370,570
3.50%, 8/1/2047	373,188	395,589
3.50%, 9/1/2047	453,061	498,391
3.50%, 10/1/2047	1,972,565	2,090,968
3.50% 11/1/2047	2,744,453	2,989,343
3.50%, 12/1/2047	369,277	391,442
3.50% 2/1/2048	1,154,624	1,225,120
3.50% 5/1/2048	387,151	416,791
3.50% 6/1/2048	529,430	560,870
3.50% 11/1/2048	1,273,893	1,385,742
3.50% 4/1/2049	1,641,357	1,732,198
3.50%, 6/1/2049	268,182	284,552
3.50%, 7/1/2049	1,374,553	1,450,644
3.50% 8/1/2049	2,104,314	2,272,109
3.50% 9/1/2049	3,975,096	4,285,513
3.50% 10/1/2049	1,518,254	1,632,913
3.50% 12/1/2049	72,900,505	80,056,485
3.50% 1/1/2050	37,487,909	40,831,456
Security Description	Principal Amount	Value
4.00%, 5/1/2021	$ 422	$ 422
4.00%, 2/1/2027	312,347	332,302
4.00%, 11/1/2033	81,399	86,474
4.00%, 6/1/2035	121,845	133,468
4.00% 10/1/2040	985,148	1,085,180
4.00%, 12/1/2041	70,866	78,253
4.00%, 2/1/2042	216,262	238,841
4.00%, 4/1/2042	36,692	40,517
4.00%, 6/1/2042	124,674	137,628
4.00%, 10/1/2043	177,734	196,261
4.00%, 12/1/2043	885,573	977,886
4.00% 5/1/2044	80,771	87,873
4.00%, 7/1/2044	146,664	159,561
4.00%, 8/1/2044	146,506	159,420
4.00%, 10/1/2044	128,335	139,620
4.00%, 11/1/2044	244,091	265,607
4.00%, 12/1/2044	35,547	38,673
4.00%, 2/1/2045	283,521	309,075
4.00%, 4/1/2045	52,181	56,893
4.00% 5/1/2045	1,428,539	1,567,814
4.00%, 10/1/2045	161,155	175,708
4.00% 12/1/2045	375,697	409,601
4.00%, 1/1/2046	655,940	715,147
4.00%, 9/1/2046	222,093	247,616
4.00% 1/1/2047	4,755,707	5,184,525
4.00%, 5/1/2047	237,667	255,468
4.00%, 6/1/2047	201,442	216,447
4.00%, 7/1/2047	111,093	119,369
4.00%, 8/1/2047	392,349	421,576
4.00%, 9/1/2047	198,032	212,784
4.00%, 11/1/2047	396,451	436,776
4.00%, 12/1/2047	216,151	232,252
4.00%, 2/1/2048	982,055	1,055,611
4.00%, 3/1/2048	398,989	428,873
4.00%, 4/1/2048	367,409	391,887
4.00%, 5/1/2048	326,827	348,601
4.00%, 6/1/2048	3,332,406	3,723,210
4.00% 7/1/2048	338,128	360,656
4.00%, 9/1/2048	383,195	410,643
4.00% 10/1/2048	2,507,797	2,707,727
4.00% 11/1/2048	1,266,100	1,387,137
4.00%, 12/1/2048	1,608,261	1,752,845
4.00% 1/1/2049	1,929,958	2,125,178
4.00% 3/1/2049	5,882,499	6,310,959
4.00%, 4/1/2049	4,997,905	5,403,845
4.00%, 6/1/2049	1,574,652	1,682,801
4.00% 7/1/2049	8,949,698	9,694,087
4.00%, 8/1/2049	529,535	565,904
4.00%, 9/1/2049	1,200,489	1,282,941
4.00% 1/1/2050	12,363,132	13,303,892
4.00%, 5/1/2050	707,928	758,245
4.50%, 2/1/2039	60,816	68,746
4.50%, 7/1/2041	134,075	149,875
4.50%, 9/1/2041	36,079	40,330
4.50%, 10/1/2041	261,215	292,039

See accompanying notes to financial statements.
137

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2043	$ 91,149	$ 101,687
4.50%, 3/1/2044	113,230	126,363
4.50%, 7/1/2044	375,216	418,730
4.50%, 9/1/2044	195,021	223,096
4.50%, 10/1/2044	203,165	226,556
4.50%, 7/1/2045	327,345	365,972
4.50%, 8/1/2045	43,857	49,154
4.50%, 3/1/2046	343,952	383,553
4.50%, 8/1/2046	204,641	231,222
4.50%, 3/1/2047	543,785	609,150
4.50%, 7/1/2047	538,021	600,401
4.50%, 12/1/2047	325,435	354,737
4.50%, 6/1/2048	1,764,299	1,947,754
4.50%, 7/1/2048	130,260	141,105
4.50%, 8/1/2048	398,584	431,700
4.50%, 9/1/2048	3,500,302	3,821,779
4.50%, 11/1/2048	78,373	84,898
4.50% 1/1/2049	1,489,215	1,628,949
4.50% 3/1/2049	4,014,867	4,425,365
4.50%, 5/1/2049	781,365	849,752
4.50%, 8/1/2049	6,298,924	7,014,709
5.00%, 12/1/2033	309,312	353,226
5.00%, 9/1/2038	28,800	32,915
5.00%, 9/1/2039	126,773	144,393
5.00%, 12/1/2041	85,642	97,258
5.00%, 12/1/2044	308,904	350,739
5.00%, 7/1/2048	441,608	489,250
5.00% 8/1/2048	1,925,518	2,133,391
5.00% 9/1/2048	4,711,874	5,220,532
5.00%, 5/1/2049	3,069,218	3,407,703
5.00%, 9/1/2049	15,343,115	17,176,735
5.00%, 11/1/2049	2,941,375	3,265,760
5.00%, 3/1/2050	5,168,488	5,738,488
5.50%, 9/1/2035	3,579	3,964
5.50%, 6/1/2036	8,183	9,225
5.50%, 12/1/2036	14,977	17,408
5.50%, 7/1/2037	179,678	208,916
5.50%, 4/1/2038	146,864	171,434
5.50%, 5/1/2038	2,919	3,289
5.50%, 8/1/2038	212,581	248,026
6.00%, 7/1/2040	398,200	468,263
Federal National Mortgage Association:
1.50%, 12/1/2035	1,362,064	1,406,059
2.00%, 2/1/2028	953,715	998,520
2.00%, 11/1/2031	152,003	158,934
2.00%, 5/1/2035	2,517,040	2,632,105
2.00%, 8/1/2035	9,715,268	10,281,465
2.00% 9/1/2035	18,948,305	19,881,975
2.00%, 11/1/2035	4,924,569	5,149,693
2.00%, 8/1/2040	965,427	1,004,231
2.00%, 10/1/2040	3,944,482	4,103,062
2.00%, 11/1/2040	8,925,845	9,284,386
2.00%, 12/1/2040	4,983,743	5,183,834
2.00%, 1/1/2041	14,941,935	15,542,578
Security Description	Principal Amount	Value
2.00%, 6/1/2050	$ 3,727,270	$ 3,872,824
2.00%, 7/1/2050	12,570,956	13,138,431
2.00%, 8/1/2050	6,845,360	7,154,372
2.00%, 1/1/2051	20,300,000	21,092,733
2.50% 12/1/2027	1,188,102	1,243,290
2.50% 7/1/2028	344,167	360,206
2.50%, 8/1/2028	166,125	173,867
2.50% 9/1/2028	1,510,882	1,581,064
2.50%, 10/1/2028	78,913	82,591
2.50% 3/1/2029	441,970	462,528
2.50%, 6/1/2029	7,743,916	8,103,630
2.50%, 2/1/2030	60,481	63,399
2.50%, 4/1/2030	298,171	313,969
2.50%, 5/1/2030	86,954	91,130
2.50%, 6/1/2030	1,489,176	1,560,688
2.50% 7/1/2030	2,202,154	2,304,880
2.50%, 8/1/2030	1,782,387	1,867,979
2.50%, 11/1/2030	272,721	287,170
2.50% 8/1/2031	1,124,872	1,188,780
2.50%, 9/1/2031	965,163	1,017,194
2.50% 10/1/2031	929,250	973,939
2.50% 11/1/2031	2,227,560	2,346,108
2.50%, 12/1/2031	333,563	349,604
2.50%, 2/1/2032	852,950	903,446
2.50%, 4/1/2032	556,126	582,113
2.50%, 6/1/2032	2,241,983	2,349,804
2.50%, 10/1/2032	76,976	80,573
2.50%, 12/1/2032	187,928	196,710
2.50%, 1/1/2033	566,993	600,560
2.50%, 4/1/2033	1,243,567	1,317,188
2.50%, 12/1/2033	5,086,206	5,330,452
2.50%, 6/1/2034	511,878	534,261
2.50%, 8/1/2034	2,756,029	2,888,572
2.50%, 10/1/2034	424,708	446,509
2.50%, 12/1/2034	2,495,772	2,604,907
2.50% 1/1/2035	7,649,248	8,091,282
2.50%, 2/1/2035	3,959,378	4,132,515
2.50%, 4/1/2035	1,397,673	1,490,773
2.50% 7/1/2035	16,854,676	17,723,491
2.50% 8/1/2035	11,513,970	12,166,723
2.50%, 2/1/2040	7,856,206	8,262,351
2.50%, 5/1/2040	4,070,203	4,299,794
2.50%, 1/1/2043	6,492,611	6,935,530
2.50%, 2/1/2043	299,583	320,020
2.50%, 5/1/2043	297,839	317,319
2.50% 11/1/2049	20,157,858	21,202,744
2.50%, 12/1/2049	2,606,124	2,741,213
2.50%, 1/1/2050	1,430,150	1,504,283
2.50%, 2/1/2050	1,778,169	1,870,341
2.50%, 3/1/2050	8,451,759	8,984,791
2.50% 6/1/2050	5,554,508	5,978,432
2.50% 7/1/2050	32,392,082	34,540,430
2.50% 8/1/2050	29,298,616	31,377,780
2.50%, 9/1/2050	18,328,789	19,362,622
2.50%, 10/1/2050	14,760,948	15,557,490

See accompanying notes to financial statements.
138

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/1/2026	$ 43,082	$ 45,333
3.00%, 2/1/2027	23,203	24,415
3.00% 8/1/2027	712,250	749,777
3.00%, 6/1/2028	1,164,064	1,225,834
3.00%, 10/1/2028	63,859	67,269
3.00%, 11/1/2028	102,522	108,573
3.00%, 6/1/2029	53,902	57,062
3.00%, 7/1/2029	93,261	98,713
3.00% 8/1/2029	119,101	126,065
3.00%, 9/1/2029	46,123	48,820
3.00%, 10/1/2029	165,647	175,360
3.00%, 2/1/2030	5,867,494	6,180,829
3.00%, 4/1/2030	145,172	153,657
3.00% 5/1/2030	1,444,332	1,520,975
3.00%, 6/1/2030	60,814	64,369
3.00%, 9/1/2030	55,048	58,266
3.00%, 11/1/2030	359,739	380,766
3.00%, 12/1/2030	70,272	74,428
3.00%, 1/1/2031	377,649	401,798
3.00% 4/1/2031	373,574	397,482
3.00%, 1/1/2032	253,883	268,077
3.00%, 7/1/2032	507,204	539,921
3.00% 11/1/2032	7,502,467	7,928,627
3.00% 12/1/2032	861,332	908,701
3.00%, 1/1/2033	225,640	237,900
3.00%, 3/1/2033	709,077	758,846
3.00% 2/1/2034	681,084	717,470
3.00%, 7/1/2034	1,635,558	1,754,788
3.00%, 10/1/2034	1,491,625	1,565,029
3.00%, 12/1/2034	2,741,621	2,980,936
3.00% 1/1/2035	1,493,687	1,568,102
3.00%, 2/1/2035	151,629	160,333
3.00%, 4/1/2035	1,008,583	1,100,299
3.00%, 2/1/2036	146,334	154,806
3.00%, 6/1/2036	3,270,629	3,454,822
3.00%, 9/1/2036	355,908	375,952
3.00%, 12/1/2036	335,777	363,554
3.00%, 6/1/2037	5,669,812	5,989,121
3.00%, 8/1/2037	223,461	235,188
3.00%, 3/1/2038	1,899,675	1,999,368
3.00%, 8/1/2038	4,215,194	4,452,583
3.00%, 11/1/2039	416,789	435,976
3.00%, 2/1/2040	3,650,864	3,818,923
3.00%, 11/1/2041	11,860,613	12,532,661
3.00%, 9/1/2042	159,809	170,432
3.00%, 10/1/2042	348,622	378,420
3.00%, 12/1/2042	160,230	174,147
3.00%, 2/1/2043	408,101	435,230
3.00%, 3/1/2043	730,994	772,414
3.00% 4/1/2043	585,202	624,068
3.00% 5/1/2043	497,438	530,475
3.00% 6/1/2043	625,979	667,552
3.00% 7/1/2043	228,618	243,801
3.00% 8/1/2043	1,170,868	1,265,594
3.00%, 9/1/2043	124,349	132,607
Security Description	Principal Amount	Value
3.00%, 1/1/2044	$ 93,980	$ 100,222
3.00%, 10/1/2044	2,289,046	2,441,211
3.00%, 1/1/2045	390,110	414,605
3.00% 4/1/2045	458,927	489,561
3.00%, 5/1/2045	131,595	138,947
3.00%, 8/1/2045	643,272	685,995
3.00% 11/1/2045	359,093	379,153
3.00%, 12/1/2045	157,601	166,406
3.00%, 4/1/2046	6,083,675	6,423,535
3.00%, 5/1/2046	160,197	169,275
3.00%, 8/1/2046	1,266,109	1,376,755
3.00% 9/1/2046	4,322,910	4,602,865
3.00% 10/1/2046	10,149,089	10,817,000
3.00% 11/1/2046	4,186,051	4,423,820
3.00% 12/1/2046	642,896	685,994
3.00% 1/1/2047	6,163,497	6,662,049
3.00% 3/1/2047	974,660	1,029,421
3.00% 4/1/2047	17,051,129	18,318,573
3.00%, 7/1/2047	8,876,724	9,379,698
3.00%, 8/1/2047	715,114	755,633
3.00%, 10/1/2047	9,186,365	9,706,884
3.00%, 12/1/2047	3,814,403	4,030,535
3.00%, 1/1/2048	2,520,651	2,649,909
3.00%, 2/1/2048	293,670	308,729
3.00%, 4/1/2048	14,412,711	15,369,926
3.00%, 6/1/2049	1,020,221	1,072,175
3.00% 11/1/2049	8,361,724	8,769,559
3.00% 1/1/2050	18,210,212	19,132,268
3.00% 2/1/2050	22,312,746	23,968,397
3.00% 3/1/2050	18,270,236	19,658,511
3.00%, 4/1/2050	999,323	1,048,171
3.00% 7/1/2050	14,854,191	15,687,065
3.00%, 8/1/2050	19,008,264	19,919,019
3.00%, 9/1/2050	14,469,667	15,162,962
3.50%, 12/1/2025	75,804	80,501
3.50%, 1/1/2026	10,214	10,845
3.50%, 1/1/2027	63,024	66,916
3.50%, 1/1/2028	112,039	118,914
3.50%, 1/1/2029	75,319	80,797
3.50%, 5/1/2029	114,163	122,476
3.50%, 10/1/2029	38,475	41,277
3.50%, 9/1/2030	9,382,489	10,133,639
3.50%, 12/1/2030	115,433	124,355
3.50%, 3/1/2031	689,444	742,734
3.50%, 6/1/2031	568,617	614,438
3.50%, 4/1/2032	307,571	336,066
3.50% 5/1/2032	4,977,967	5,351,421
3.50% 9/1/2032	2,362,268	2,520,367
3.50%, 11/1/2032	4,694,408	5,090,236
3.50%, 2/1/2033	211,335	228,315
3.50%, 3/1/2033	329,406	359,647
3.50%, 5/1/2033	389,276	425,108
3.50%, 6/1/2033	178,661	189,504
3.50%, 3/1/2034	581,902	624,273
3.50%, 4/1/2034	510,781	552,566

See accompanying notes to financial statements.
139

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50% 6/1/2034	$ 347,674	$ 373,135
3.50%, 7/1/2034	108,308	114,973
3.50% 11/1/2034	1,403,091	1,493,670
3.50%, 7/1/2037	202,544	215,916
3.50%, 11/1/2037	183,444	195,555
3.50%, 2/1/2038	1,153,781	1,229,955
3.50%, 12/1/2038	181,576	192,129
3.50%, 9/1/2040	786,437	845,228
3.50%, 12/1/2040	163,971	177,703
3.50%, 1/1/2041	152,319	165,076
3.50% 5/1/2042	629,827	681,831
3.50%, 6/1/2042	280,945	304,143
3.50%, 7/1/2042	130,183	140,932
3.50%, 1/1/2043	92,571	100,214
3.50%, 2/1/2043	1,034,075	1,137,628
3.50%, 4/1/2043	228,799	249,417
3.50% 5/1/2043	362,583	392,838
3.50%, 6/1/2043	730,888	792,367
3.50% 8/1/2043	1,932,943	2,132,335
3.50%, 1/1/2044	89,631	97,171
3.50%, 5/1/2044	454,063	502,858
3.50%, 8/1/2044	177,972	195,698
3.50%, 9/1/2044	261,752	283,930
3.50%, 10/1/2044	49,235	52,915
3.50%, 11/1/2044	911,937	989,203
3.50% 1/1/2045	221,210	237,747
3.50% 2/1/2045	4,025,146	4,371,112
3.50%, 3/1/2045	153,744	167,446
3.50%, 4/1/2045	109,252	117,245
3.50% 5/1/2045	580,888	629,354
3.50% 7/1/2045	2,346,852	2,523,581
3.50% 8/1/2045	6,393,229	6,919,328
3.50%, 9/1/2045	707,230	766,590
3.50% 11/1/2045	2,592,708	2,786,203
3.50% 12/1/2045	2,751,618	2,952,923
3.50% 2/1/2046	804,574	860,000
3.50%, 3/1/2046	138,608	150,242
3.50% 4/1/2046	807,944	858,149
3.50% 6/1/2046	507,383	539,028
3.50% 8/1/2046	5,620,407	6,036,270
3.50%, 10/1/2046	493,015	523,765
3.50%, 1/1/2047	4,289,801	4,753,911
3.50% 2/1/2047	1,578,364	1,707,330
3.50%, 3/1/2047	575,009	611,257
3.50% 4/1/2047	666,870	721,087
3.50% 5/1/2047	15,469,734	16,595,042
3.50%, 7/1/2047	7,901,410	8,553,819
3.50% 9/1/2047	1,465,448	1,593,573
3.50%, 10/1/2047	209,539	222,062
3.50% 11/1/2047	9,054,123	9,696,865
3.50% 12/1/2047	3,404,073	3,616,884
3.50% 1/1/2048	9,302,434	10,054,172
3.50% 2/1/2048	4,102,893	4,487,509
3.50% 3/1/2048	8,663,125	9,522,178
3.50%, 4/1/2048	199,493	219,733
Security Description	Principal Amount	Value
3.50% 5/1/2048	$ 2,056,067	$ 2,245,627
3.50%, 6/1/2048	410,184	434,350
3.50% 7/1/2048	18,108,583	19,570,544
3.50%, 8/1/2048	253,520	276,576
3.50%, 9/1/2048	72,179	76,515
3.50%, 11/1/2048	3,011,341	3,191,320
3.50% 4/1/2049	4,364,273	4,762,139
3.50%, 6/1/2049	7,005,051	7,767,453
3.50%, 8/1/2049	7,557,781	7,976,904
3.50%, 9/1/2049	732,197	784,012
3.50%, 10/1/2049	3,475,655	3,668,400
3.50%, 11/1/2049	1,917,032	2,023,343
3.50%, 3/1/2050	658,600	732,313
3.50% 4/1/2050	12,691,129	13,680,036
3.50%, 5/1/2050	8,778,089	9,706,508
3.50%, 6/1/2050	836,087	891,744
3.50%, 8/1/2050	3,310,757	3,531,149
4.00%, 7/1/2021	1,715	1,722
4.00%, 8/1/2026	33,166	35,281
4.00%, 11/1/2033	98,990	105,168
4.00%, 1/1/2034	165,785	181,560
4.00%, 8/1/2034	1,067,908	1,172,263
4.00%, 5/1/2037	122,539	131,442
4.00%, 9/1/2038	238,590	255,589
4.00%, 2/1/2039	1,041,571	1,115,780
4.00%, 12/1/2039	2,978,654	3,284,136
4.00%, 9/1/2040	875,752	964,621
4.00%, 10/1/2040	175,440	193,243
4.00%, 12/1/2040	142,544	157,009
4.00%, 2/1/2041	208,146	229,269
4.00% 10/1/2041	730,345	806,238
4.00%, 12/1/2041	69,765	77,029
4.00%, 2/1/2042	365,950	404,053
4.00%, 4/1/2042	316,371	349,149
4.00%, 12/1/2042	418,977	462,387
4.00%, 9/1/2043	320,656	352,064
4.00% 10/1/2043	464,326	509,807
4.00%, 12/1/2043	100,576	110,428
4.00%, 2/1/2044	98,952	108,645
4.00%, 4/1/2044	16,438,975	18,150,611
4.00%, 5/1/2044	345,238	384,032
4.00%, 6/1/2044	60,364	65,664
4.00% 7/1/2044	2,591,159	2,818,653
4.00%, 8/1/2044	355,414	402,782
4.00%, 9/1/2044	38,400	41,772
4.00% 10/1/2044	53,109	57,772
4.00%, 11/1/2044	504,247	548,518
4.00% 12/1/2044	1,744,739	1,960,522
4.00% 3/1/2045	3,623,700	4,009,766
4.00% 6/1/2045	755,176	822,138
4.00%, 7/1/2045	966,529	1,053,378
4.00%, 8/1/2045	624,003	685,125
4.00% 9/1/2045	342,977	373,794
4.00% 12/1/2045	1,068,882	1,179,663
4.00%, 2/1/2046	134,099	146,149

See accompanying notes to financial statements.
140

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00% 3/1/2046	$ 14,880,842	$ 16,428,587
4.00% 4/1/2046	818,295	892,897
4.00%, 6/1/2046	194,063	216,302
4.00%, 7/1/2046	415,873	451,913
4.00%, 9/1/2046	193,291	217,527
4.00% 11/1/2046	5,866,137	6,469,608
4.00%, 2/1/2047	236,245	260,889
4.00%, 3/1/2047	198,714	216,480
4.00% 4/1/2047	18,834,167	21,003,026
4.00% 5/1/2047	1,123,748	1,215,468
4.00% 6/1/2047	5,468,638	5,875,997
4.00% 7/1/2047	3,953,481	4,343,080
4.00% 8/1/2047	1,112,934	1,204,673
4.00% 9/1/2047	8,463,349	9,421,894
4.00% 10/1/2047	11,256,058	12,094,523
4.00%, 1/1/2048	222,258	238,814
4.00%, 4/1/2048	191,067	210,103
4.00% 5/1/2048	439,498	468,767
4.00%, 6/1/2048	4,873,442	5,197,988
4.00% 7/1/2048	3,560,680	3,797,801
4.00% 8/1/2048	5,646,191	6,127,742
4.00% 9/1/2048	1,168,922	1,252,673
4.00% 10/1/2048	6,934,301	7,590,284
4.00% 11/1/2048	2,393,208	2,552,583
4.00% 12/1/2048	5,195,423	5,541,410
4.00%, 1/1/2049	903,111	996,681
4.00%, 2/1/2049	117,660	126,090
4.00%, 3/1/2049	149,866	160,140
4.00%, 4/1/2049	415,717	452,561
4.00%, 5/1/2049	203,368	217,311
4.00% 6/1/2049	1,701,818	1,844,298
4.00% 7/1/2049	9,363,057	10,473,174
4.00% 8/1/2049	10,275,033	11,082,364
4.00%, 12/1/2049	779,380	836,062
4.00%, 3/1/2050	1,315,945	1,448,974
4.00%, 4/1/2050	3,781,046	4,050,226
4.00%, 6/1/2050	1,841,803	1,972,924
4.00%, 7/1/2050	1,207,942	1,293,937
4.50%, 11/1/2024	15,541	16,263
4.50%, 3/1/2029	1,237,503	1,298,585
4.50%, 4/1/2031	50,099	54,867
4.50%, 6/1/2040	1,271,268	1,420,825
4.50%, 8/1/2040	2,339,206	2,614,402
4.50%, 9/1/2040	2,265,453	2,531,971
4.50%, 5/1/2041	123,035	137,509
4.50%, 9/1/2041	72,271	80,780
4.50%, 1/1/2042	146,772	164,054
4.50% 10/1/2042	996,773	1,130,425
4.50% 9/1/2043	314,958	351,882
4.50%, 10/1/2043	139,143	155,169
4.50% 12/1/2043	963,680	1,090,683
4.50%, 3/1/2044	51,472	57,445
4.50%, 4/1/2044	44,831	50,034
4.50%, 5/1/2044	125,165	139,581
4.50% 6/1/2044	2,601,962	2,903,911
Security Description	Principal Amount	Value
4.50%, 8/1/2044	$ 547,619	$ 612,043
4.50%, 10/1/2044	174,496	194,746
4.50%, 12/1/2044	394,622	445,770
4.50%, 5/1/2045	386,703	436,824
4.50%, 10/1/2045	680,075	765,647
4.50%, 7/1/2046	173,326	195,791
4.50%, 8/1/2046	310,756	346,818
4.50%, 5/1/2047	3,201,719	3,578,696
4.50%, 7/1/2047	522,777	598,599
4.50%, 8/1/2047	162,881	177,466
4.50%, 9/1/2047	328,665	358,095
4.50%, 12/1/2047	297,952	324,632
4.50%, 1/1/2048	871,774	949,837
4.50%, 6/1/2048	317,562	345,140
4.50% 7/1/2048	964,846	1,048,637
4.50% 8/1/2048	824,588	899,273
4.50% 9/1/2048	3,188,253	3,474,713
4.50% 10/1/2048	11,039,828	11,957,087
4.50% 11/1/2048	9,497,817	10,401,551
4.50%, 12/1/2048	338,544	366,673
4.50% 2/1/2049	12,405,260	13,570,015
4.50%, 3/1/2049	2,380,033	2,621,979
4.50%, 4/1/2049	636,150	691,665
4.50% 5/1/2049	5,656,603	6,169,245
4.50%, 9/1/2049	2,736,018	2,974,785
4.50%, 2/1/2050	2,787,260	3,030,499
4.50% 3/1/2050	11,203,219	12,246,571
5.00%, 6/1/2039	316,275	361,058
5.00%, 8/1/2039	374,916	427,792
5.00%, 6/1/2040	183,504	208,325
5.00%, 7/1/2040	90,495	102,736
5.00%, 9/1/2040	95,307	108,199
5.00%, 2/1/2041	61,124	69,391
5.00%, 6/1/2041	879,739	1,032,377
5.00%, 3/1/2042	148,001	168,020
5.00%, 7/1/2044	34,396	38,864
5.00%, 1/1/2045	51,640	58,347
5.00%, 5/1/2048	1,270,649	1,409,200
5.00%, 7/1/2048	500,330	554,252
5.00% 8/1/2048	484,252	552,466
5.00%, 9/1/2048	1,406,634	1,558,231
5.00%, 11/1/2048	1,309,827	1,454,713
5.00%, 1/1/2049	226,671	251,100
5.00%, 8/1/2049	2,310,554	2,559,570
5.00%, 10/1/2049	1,764,938	1,957,386
5.00%, 12/1/2049	2,208,618	2,446,647
5.50%, 1/1/2035	252,088	293,542
5.50%, 4/1/2036	124,924	145,836
5.50%, 11/1/2038	52,836	62,072
5.50%, 12/1/2038	23,558	27,391
5.50%, 12/1/2039	50,070	58,488
5.50%, 7/1/2041	108,527	126,497
6.00%, 1/1/2037	22,901	26,033
6.00%, 9/1/2037	36,540	43,171
6.00%, 9/1/2039	27,636	32,514

See accompanying notes to financial statements.
141

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 6/1/2040	$ 66,386	$ 78,124
6.00%, 10/1/2040	87,418	103,047
TBA, 1.50%, 1/1/2036 (a) (b)	6,000,000	6,172,320
TBA, 1.50%, 1/1/2051 (a) (b)	24,000,000	24,247,920
TBA, 2.00%, 1/1/2036 (a) (b)	15,350,000	16,047,658
TBA, 2.00%, 1/1/2051 (a) (b)	87,825,000	91,216,802
TBA, 2.50%, 1/1/2036 (a) (b)	3,725,000	3,885,063
TBA, 2.50%, 1/1/2051 (a) (b)	20,650,000	21,764,894
TBA, 3.00%, 1/1/2051 (a) (b)	2,000,000	2,094,680
Government National Mortgage Association:
2.00%, 12/20/2050	10,000,000	10,463,571
2.50%, 1/20/2043	55,194	58,901
2.50%, 3/20/2043	336,869	362,623
2.50%, 12/20/2046	784,848	838,182
2.50%, 12/20/2049	1,876,142	1,981,427
2.50%, 1/20/2050	2,041,147	2,155,693
2.50%, 2/20/2050	2,346,288	2,484,748
2.50%, 8/20/2050	14,273,287	15,115,592
2.50%, 9/20/2050	21,789,999	23,075,886
2.50%, 10/20/2050	25,230,315	26,719,225
2.50%, 12/20/2050	5,000,000	5,295,064
3.00%, 5/20/2032	302,376	318,423
3.00%, 5/15/2042	82,151	85,965
3.00%, 7/20/2042	173,825	185,776
3.00%, 8/20/2042	211,174	225,693
3.00%, 9/20/2042	257,123	274,801
3.00%, 12/20/2042	216,614	231,506
3.00%, 1/20/2043	325,566	347,949
3.00%, 3/20/2043	257,191	274,768
3.00%, 4/20/2043	156,204	166,879
3.00%, 8/20/2043	451,544	482,405
3.00%, 10/20/2043	1,005,898	1,074,646
3.00%, 11/20/2044	172,348	183,783
3.00%, 12/20/2044	371,625	396,280
3.00%, 2/15/2045	93,575	102,276
3.00%, 3/15/2045	66,818	69,914
3.00%, 3/20/2045	40,263	42,902
3.00%, 4/20/2045	11,426,381	12,175,154
3.00%, 5/20/2045	164,673	175,464
3.00%, 6/20/2045	13,957,097	14,871,709
3.00%, 7/20/2045	1,687,269	1,797,836
3.00%, 8/20/2045	69,637	74,200
3.00%, 9/20/2045	434,476	462,947
3.00%, 12/20/2045	190,939	203,451
3.00%, 1/20/2046	280,813	299,215
3.00% 2/20/2046	7,685,486	8,201,169
3.00%, 5/20/2046	232,904	247,373
3.00%, 6/20/2046	3,089,073	3,280,985
Security Description	Principal Amount	Value
3.00%, 7/20/2046	$ 169,057	$ 179,560
3.00%, 8/20/2046	10,873,671	11,549,210
3.00%, 9/20/2046	1,120,610	1,190,229
3.00%, 10/20/2046	949,037	1,007,997
3.00%, 12/20/2046	569,760	605,157
3.00%, 1/20/2047	1,582,102	1,680,392
3.00%, 2/20/2047	358,769	381,058
3.00%, 6/20/2047	104,457	110,598
3.00%, 7/20/2047	7,367,974	7,801,190
3.00%, 10/20/2047	729,775	772,684
3.00%, 11/20/2047	514,852	545,124
3.00%, 1/20/2048	1,376,699	1,457,645
3.00%, 9/20/2048	481,045	509,330
3.00%, 12/20/2048	214,912	227,548
3.00%, 6/20/2049	219,631	230,499
3.00%, 9/20/2049	6,246,139	6,541,170
3.00%, 11/20/2049	4,216,438	4,415,598
3.00%, 12/20/2049	3,598,921	3,768,913
3.00%, 1/20/2050	35,658,117	37,342,400
3.00%, 2/20/2050	5,683,203	5,951,645
3.00%, 3/20/2050	7,310,459	7,670,464
3.00%, 4/20/2050	27,019,105	28,349,664
3.00%, 5/20/2050	20,007,380	20,992,645
3.00%, 6/20/2050	10,694,525	11,221,178
3.00%, 7/20/2050	13,952,265	14,639,345
3.50%, 12/20/2041	2,859,955	3,122,041
3.50%, 2/15/2042	133,893	145,760
3.50%, 4/15/2042	53,925	58,704
3.50%, 6/20/2042	360,668	393,597
3.50%, 10/20/2042	927,320	1,011,986
3.50%, 11/20/2042	50,172	55,785
3.50%, 2/20/2043	149,075	165,766
3.50% 3/20/2043	176,574	197,673
3.50% 4/20/2043	195,533	213,163
3.50%, 5/20/2043	156,000	169,769
3.50%, 7/20/2043	843,171	917,595
3.50%, 9/20/2043	187,651	204,214
3.50%, 10/20/2043	969,246	1,054,799
3.50%, 3/20/2044	1,392,487	1,515,399
3.50%, 4/20/2044	146,196	158,779
3.50%, 5/20/2044	156,553	170,026
3.50%, 6/20/2044	3,791,114	4,117,401
3.50%, 7/20/2044	78,436	85,187
3.50%, 8/20/2044	113,886	123,687
3.50%, 10/20/2044	2,924,168	3,175,840
3.50%, 12/20/2044	31,987	34,741
3.50%, 1/20/2045	1,153,945	1,253,261
3.50%, 2/20/2045	343,302	372,848
3.50%, 3/20/2045	39,662	42,965
3.50% 4/20/2045	132,900	145,206
3.50%, 5/20/2045	347,256	376,175
3.50%, 6/20/2045	71,918	77,907
3.50%, 7/20/2045	619,296	670,870
3.50%, 8/20/2045	371,713	402,669
3.50%, 9/20/2045	194,053	210,213

See accompanying notes to financial statements.
142

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2045	$ 654,243	$ 708,728
3.50%, 11/20/2045	448,102	485,419
3.50%, 12/20/2045	47,908	51,898
3.50% 1/20/2046	2,161,066	2,341,037
3.50% 2/20/2046	8,561,647	9,274,648
3.50%, 4/20/2046	3,754,263	4,056,675
3.50%, 5/20/2046	1,218,604	1,316,765
3.50%, 6/20/2046	1,074,763	1,161,337
3.50%, 7/20/2046	16,926,954	18,290,447
3.50%, 8/20/2046	673,096	727,315
3.50%, 9/20/2046	750,927	811,415
3.50%, 10/20/2046	838,569	906,117
3.50%, 12/20/2046	461,499	498,674
3.50%, 1/20/2047	164,293	177,528
3.50%, 2/20/2047	426,125	460,450
3.50%, 3/20/2047	560,988	600,976
3.50%, 5/20/2047	586,311	628,104
3.50%, 6/20/2047	327,126	350,444
3.50%, 7/20/2047	398,062	426,436
3.50%, 8/20/2047	701,460	751,461
3.50%, 9/20/2047	1,038,570	1,112,601
3.50%, 10/20/2047	362,512	388,352
3.50%, 12/20/2047	2,840,173	3,042,625
3.50%, 1/20/2048	1,833,985	1,964,714
3.50%, 2/20/2048	1,878,883	2,012,813
3.50%, 6/20/2048	145,061	155,238
3.50%, 8/20/2048	108,365	115,967
3.50%, 2/20/2049	164,008	175,514
3.50%, 6/20/2049	684,943	724,650
3.50%, 7/20/2049	2,232,032	2,361,428
3.50%, 8/20/2049	3,412,536	3,610,368
3.50%, 9/20/2049	5,645,540	5,972,823
3.50%, 10/20/2049	23,578,887	24,945,801
3.50%, 11/20/2049	13,229,750	13,996,704
3.50%, 12/20/2049	2,225,108	2,354,102
3.50%, 1/20/2050	20,804,558	22,010,638
3.50%, 2/20/2050	20,672,220	21,870,628
3.50%, 6/20/2050	14,336,620	15,400,787
3.50%, 7/20/2050	3,719,810	3,995,921
4.00%, 2/15/2040	7,716	8,494
4.00%, 4/15/2040	83,239	91,607
4.00%, 11/20/2041	75,225	83,244
4.00%, 2/20/2042	82,533	91,330
4.00%, 5/20/2042	72,758	80,424
4.00%, 8/20/2042	34,203	37,806
4.00%, 8/20/2043	87,180	96,173
4.00%, 11/20/2043	527,116	581,489
4.00%, 3/20/2044	93,329	103,036
4.00%, 7/15/2044	108,081	118,300
4.00%, 7/20/2044	94,522	104,353
4.00%, 8/20/2044	225,162	248,580
4.00%, 12/20/2044	239,502	264,412
4.00%, 1/20/2045	83,819	92,537
4.00%, 2/20/2045	252,721	279,005
4.00%, 5/15/2045	35,358	38,655
Security Description	Principal Amount	Value
4.00%, 6/15/2045	$ 51,429	$ 56,224
4.00%, 7/20/2045	326,796	357,488
4.00%, 8/20/2045	62,298	68,149
4.00%, 10/20/2045	121,601	133,021
4.00%, 11/20/2045	325,091	355,622
4.00%, 1/20/2046	78,273	85,624
4.00%, 4/20/2046	261,442	285,996
4.00%, 5/20/2046	567,046	620,301
4.00%, 1/20/2047	491,888	530,889
4.00%, 3/20/2047	327,376	353,333
4.00%, 4/20/2047	83,443	89,806
4.00%, 5/20/2047	201,944	217,343
4.00%, 6/20/2047	212,116	228,291
4.00%, 7/20/2047	2,794,389	3,007,475
4.00%, 8/20/2047	231,288	248,925
4.00%, 9/20/2047	740,056	796,489
4.00%, 11/20/2047	3,503,087	3,770,215
4.00%, 2/20/2048	2,625,988	2,826,233
4.00%, 3/20/2048	4,031,533	4,338,958
4.00%, 6/20/2048	2,320,208	2,488,551
4.00%, 8/20/2048	200,977	215,559
4.00%, 9/20/2048	436,203	467,852
4.00%, 11/20/2048	586,508	629,063
4.00%, 3/20/2049	626,117	666,828
4.00%, 4/20/2049	263,427	280,555
4.00%, 5/20/2049	1,898,102	2,021,517
4.00%, 6/20/2049	8,643,730	9,205,749
4.00%, 7/20/2049	26,505,307	28,228,694
4.00%, 1/20/2050	1,772,372	1,887,613
4.00%, 3/20/2050	19,289,680	20,543,904
4.00%, 6/20/2050	4,721,350	5,028,334
4.50%, 6/15/2039	17,062	19,087
4.50%, 4/15/2040	74,132	83,024
4.50%, 6/15/2040	55,695	62,376
4.50%, 9/20/2040	72,571	81,566
4.50%, 3/15/2041	42,388	47,473
4.50%, 6/15/2041	20,252	22,697
4.50%, 7/15/2041	33,853	37,941
4.50%, 7/20/2041	136,542	153,544
4.50%, 12/20/2041	118,665	133,372
4.50%, 10/20/2043	31,934	35,763
4.50%, 12/20/2043	87,397	97,876
4.50%, 1/20/2044	68,199	76,376
4.50%, 4/20/2044	98,409	110,208
4.50%, 5/20/2045	52,553	58,708
4.50%, 10/20/2045	77,732	86,835
4.50%, 11/20/2045	204,611	228,573
4.50%, 1/20/2046	3,919,286	4,378,265
4.50%, 6/20/2046	159,636	178,331
4.50%, 7/20/2046	94,852	105,960
4.50%, 12/20/2046	370,814	415,275
4.50%, 6/20/2047	1,077,642	1,178,876
4.50%, 8/20/2047	152,020	165,777
4.50%, 12/20/2047	85,439	93,171
4.50%, 1/20/2048	174,614	190,415

See accompanying notes to financial statements.
143

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/20/2048	$ 104,553	$ 114,015
4.50%, 4/20/2048	2,217,942	2,418,652
4.50%, 6/20/2048	144,221	155,388
4.50%, 8/20/2048	169,237	182,341
4.50%, 9/20/2048	887,057	955,740
4.50%, 11/20/2048	215,034	231,683
4.50%, 12/20/2048	4,625,276	4,983,406
4.50%, 2/20/2049	118,281	127,439
4.50%, 4/20/2049	588,433	633,995
4.50%, 5/20/2049	493,119	528,888
4.50%, 6/20/2049	7,958,533	8,535,808
4.50%, 7/20/2049	2,721,725	2,919,147
4.50%, 9/20/2049	1,109,378	1,195,276
4.50%, 2/20/2050	8,048,184	8,631,961
4.50%, 4/20/2050	10,689,363	11,464,718
5.00%, 12/15/2038	26,153	29,296
5.00%, 5/15/2039	30,112	33,002
5.00%, 11/20/2042	119,659	132,801
5.00%, 3/20/2043	23,340	25,935
5.00%, 4/20/2043	54,241	60,199
5.00%, 5/20/2043	18,949	21,030
5.00%, 8/20/2043	91,312	104,141
5.00%, 5/20/2044	52,279	59,679
5.00%, 6/20/2044	31,365	35,772
5.00%, 7/20/2044	79,949	91,264
5.00%, 12/20/2045	386,612	440,929
5.00%, 4/20/2048	64,811	70,869
5.00%, 5/20/2048	432,391	472,809
5.00%, 7/20/2048	150,848	164,295
5.00%, 10/20/2048	241,217	262,720
5.00%, 1/20/2049	1,667,922	1,816,608
5.00%, 4/20/2049	749,019	815,790
5.00%, 6/20/2049	4,888,625	5,324,419
5.00%, 7/20/2049	669,638	729,333
5.50%, 9/15/2035	29,298	31,556
5.50%, 7/15/2038	11,959	13,136
5.50%, 3/15/2039	69,402	79,086
Security Description	Principal Amount	Value
5.50%, 2/20/2049	$ 161,334	$ 173,179
6.00%, 8/15/2040	24,693	28,561
6.00%, 9/15/2040	41,537	48,022
6.00%, 1/20/2046	125,548	139,523
TBA, 2.00%, 1/1/2051 (a) (b)	16,000,000	16,723,680
TBA, 2.50%, 1/1/2051 (a) (b)	30,300,000	32,064,975
TBA, 3.50%, 1/1/2051 (a) (b)	2,040,000	2,161,094
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,844,679,000)		2,883,022,730
	Shares
SHORT-TERM INVESTMENT — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d) (Cost $226,628,101)	226,641,397	226,686,725
TOTAL INVESTMENTS — 107.8% (Cost $3,071,307,101)		3,109,709,455
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(224,887,369)
NET ASSETS — 100.0%		$ 2,884,822,086
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
TBA	To Be Announced

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
US 10YR NOTE (CBT)MAR21 XCBT 20210322	302	03/22/2021	$41,671,508	$41,699,594	$28,086
During the period ended December 31, 2020, average notional value related to futures contracts was $51,240,857.
See accompanying notes to financial statements.
144

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$2,883,022,730	$—	$2,883,022,730
Short-Term Investment	226,686,725	—	—	226,686,725
TOTAL INVESTMENTS	$226,686,725	$2,883,022,730	$—	$3,109,709,455
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	28,086	—	—	28,086
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 28,086	$ —	$—	$ 28,086
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 226,714,811	$2,883,022,730	$—	$3,109,737,541
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	191,180,088	$191,256,560	$662,869,772	$627,397,459	$(18,490)	$(23,658)	226,641,397	$226,686,725	$162,770
See accompanying notes to financial statements.
145

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$5,536,924,349	$5,975,679,964	$1,007,260,881
Investments in affiliated issuers, at value	372,346,068	208,359,305	17,102,091
Total Investments	5,909,270,417	6,184,039,269	1,024,362,972
Cash	—	—	—
Receivable for investments sold	2,802,474	18,649,115	6,505,357
Receivable for fund shares sold	12,310,895	7,422,811	3,307,433
Dividends receivable — affiliated issuers	12,539	638	80
Interest receivable - unaffiliated issuers	27,028,304	45,850,467	9,040,131
Securities lending income receivable — unaffiliated issuers	1,357	4,438	148
Securities lending income receivable — affiliated issuers	20,233	33,187	2,657
Receivable from Adviser	2,893	—	—
Receivable for foreign taxes recoverable	3,631	18,099	—
Other Receivable	—	—	9
TOTAL ASSETS	5,951,452,743	6,256,018,024	1,043,218,787
LIABILITIES
Due to broker	—	—	—
Due to custodian	1,903,095	2,168,007	—
Payable upon return of securities loaned	138,763,589	191,099,020	16,228,485
Payable for investments purchased	242,959,521	15,734,733	3,291,312
Payable for fund shares repurchased	—	14,856,613	6,604,858
Advisory fee payable	187,189	360,469	58,205
Trustees’ fees and expenses payable	1,103	1,038	192
Accrued expenses and other liabilities	34,001	—	—
TOTAL LIABILITIES	383,848,498	224,219,880	26,183,052
NET ASSETS	$5,567,604,245	$6,031,798,144	$1,017,035,735
NET ASSETS CONSIST OF:
Paid-in Capital	$5,292,546,230	$5,891,930,686	$ 994,302,880
Total distributable earnings (loss)	275,058,015	139,867,458	22,732,855
NET ASSETS	$5,567,604,245	$6,031,798,144	$1,017,035,735
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.78	$ 37.14	$ 33.07
Shares outstanding (unlimited amount authorized, $0.01 par value)	180,900,264	162,400,072	30,749,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,236,584,385	$5,797,024,542	$ 977,543,485
Investments in affiliated issuers	372,341,882	208,359,305	17,102,091
Total cost of investments	$5,608,926,267	$6,005,383,847	$ 994,645,576
* Includes investments in securities on loan, at value	$ 156,013,782	$ 251,564,884	$ 16,690,031
See accompanying notes to financial statements.
146

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$2,842,617,778	$7,197,420,951	$2,984,564,214	$2,147,253,203	$2,502,210,941
154,387,384	212,512,561	4,230,136	6,451,970	94,979,382
2,997,005,162	7,409,933,512	2,988,794,350	2,153,705,173	2,597,190,323
—	—	—	954	—
14,289,671	17,327,037	—	14,885,169	45,895,081
—	—	—	—	—
—	1,634	—	—	44
16,181,656	51,434,649	9,846,291	5,390,419	10,022,506
3	526	1,850	694	363
5,952	21,821	1,971	4,222	9,989
—	—	—	—	—
—	32,709	—	—	—
—	—	—	—	—
3,027,482,444	7,478,751,888	2,998,644,462	2,173,986,631	2,653,118,306

—	—	—	954	—
—	4,522,709	—	—	—
154,151,810	115,509,050	3,586,149	5,716,628	92,929,366
14,216,300	104,543,018	—	14,199,500	47,194,258
—	—	—	—	—
141,003	428,782	153,360	213,783	128,943
874	1,455	46	478	153
—	—	—	—	—
168,509,987	225,005,014	3,739,555	20,131,343	140,252,720
$2,858,972,457	$7,253,746,874	$2,994,904,907	$2,153,855,288	$2,512,865,586

$2,852,126,266	$7,154,455,222	$2,988,022,521	$1,983,044,205	$2,528,126,464
6,846,191	99,291,652	6,882,386	170,811,083	(15,260,878)
$2,858,972,457	$7,253,746,874	$2,994,904,907	$2,153,855,288	$2,512,865,586

$ 45.17	$ 31.37	$ 30.69	$ 31.12	$ 33.06
63,300,000	231,200,000	97,600,000	69,200,450	76,000,336

$2,812,315,717	$7,092,061,797	$2,978,487,729	$1,956,650,059	$ 2,511,577,232
154,387,384	212,512,561	4,230,136	6,451,970	94,979,382
$2,966,703,101	$7,304,574,358	$2,982,717,865	$1,963,102,029	$2,606,556,614
$ 151,739,730	$ 118,193,547	$ 35,748,222	$ 5,642,908	$ 91,186,587
147

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$178,567,302	$313,359,555	$2,883,022,730
Investments in affiliated issuers, at value	12,331,691	12,229,539	226,686,725
Total Investments	190,898,993	325,589,094	3,109,709,455
Cash	18,853	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	28,313
Receivable for investments sold	578,224	124,122	54,279,028
Receivable for fund shares sold	—	3,618,136	—
Dividends receivable — affiliated issuers	—	—	17,784
Interest receivable - unaffiliated issuers	2,799,123	2,549,663	6,679,395
Securities lending income receivable — unaffiliated issuers	56	146	—
Securities lending income receivable — affiliated issuers	3,336	1,688	—
Receivable from Adviser	25	—	19,249
Receivable for foreign taxes recoverable	3,125	1,289	—
Other Receivable	168,879	—	—
TOTAL ASSETS	194,470,614	331,884,138	3,170,733,224
LIABILITIES
Due to Broker	—	—	122,451
Due to custodian	—	43,362	—
Payable upon return of securities loaned	11,753,755	11,215,418	—
Payable for investments purchased	725,146	4,022,672	285,645,554
Advisory fee payable	22,470	15,771	143,133
Trustees’ fees and expenses payable	28	26	—
TOTAL LIABILITIES	12,501,399	15,297,249	285,911,138
NET ASSETS	$181,969,215	$316,586,889	$2,884,822,086
NET ASSETS CONSIST OF:
Paid-in Capital	$178,061,270	$297,848,820	$ 2,887,116,907
Total distributable earnings (loss)	3,907,945	18,738,069	(2,294,821)
NET ASSETS	$181,969,215	$316,586,889	$2,884,822,086
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.37	$ 36.18	$ 26.42
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,900,000	8,750,000	109,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$170,909,869	$294,494,969	$2,844,679,000
Investments in affiliated issuers	12,331,691	12,229,539	226,628,101
Total cost of investments	$183,241,560	$306,724,508	$3,071,307,101
* Includes investments in securities on loan, at value	$ 11,740,376	$ 13,396,811	$ —
See accompanying notes to financial statements.
148

[This Page Intentionally Left Blank]
149

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 54,883,000	$ 60,970,110	$13,441,154
Dividend income — affiliated issuers	145,465	8,368	882
Unaffiliated securities lending income	5,542	—	567
Affiliated securities lending income	225,736	355,890	19,815
Foreign taxes withheld	(196)	—	—
TOTAL INVESTMENT INCOME (LOSS)	55,259,547	61,334,368	13,462,418
EXPENSES
Advisory fee	1,093,834	2,172,601	313,532
Trustees’ fees and expenses	43,548	49,204	6,319
TOTAL EXPENSES	1,137,382	2,221,805	319,851
Expenses waived/reimbursed by the Adviser	(298,511)	—	—
NET EXPENSES	838,871	2,221,805	319,851
NET INVESTMENT INCOME (LOSS)	$ 54,420,676	$ 59,112,563	$13,142,567
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,136,667	8,001,614	2,132,760
Investments — affiliated issuers	29,702	(1,405)	(134)
In-kind redemptions — unaffiliated issuers	20,273,825	112,871,272	35,068,206
Net realized gain (loss)	29,440,194	120,871,481	37,200,832
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(14,496,753)	7,793,144	7,737,048
Investments — affiliated issuers	(67,386)	—	—
Net change in unrealized appreciation/depreciation	(14,564,139)	7,793,144	7,737,048
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,876,055	128,664,625	44,937,880
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 69,296,731	$187,777,188	$58,080,447
See accompanying notes to financial statements.
150

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 20,662,301	$55,837,691	$ 5,324,802	$ 27,546,911	$ 6,147,176
1,273	18,186	1,168	—	788
749	5,158	6,351	991	909
125,006	192,575	69,295	133,053	135,945
—	—	—	—	—
20,789,329	56,053,610	5,401,616	27,680,955	6,284,818

797,631	2,421,929	942,341	1,195,925	871,528
20,267	53,891	25,169	15,250	20,776
817,898	2,475,820	967,510	1,211,175	892,304
—	—	—	—	—
817,898	2,475,820	967,510	1,211,175	892,304
$ 19,971,431	$53,577,790	$ 4,434,106	$26,469,780	$ 5,392,514

(1,755,811)	25,844,945	2,547,684	679,842	552,548
—	—	—	—	—
75,460,498	10,851,302	5,312,912	7,238,071	48,163,003
73,704,687	36,696,247	7,860,596	7,917,913	48,715,551

(174,968,247)	(9,127,391)	(8,571,396)	56,274,197	(51,434,968)
—	—	—	—	—
(174,968,247)	(9,127,391)	(8,571,396)	56,274,197	(51,434,968)
(101,263,560)	27,568,856	(710,800)	64,192,110	(2,719,417)
$ (81,292,129)	$81,146,646	$ 3,723,306	$90,661,890	$ 2,673,097
151

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 4,051,847	$ 3,394,507	$12,956,771
Dividend income — affiliated issuers	—	—	162,770
Unaffiliated securities lending income	163	492	—
Affiliated securities lending income	15,728	8,846	—
TOTAL INVESTMENT INCOME (LOSS)	4,067,738	3,403,845	13,119,541
EXPENSES
Advisory fee	103,626	77,906	731,271
Trustees’ fees and expenses	884	1,603	16,805
TOTAL EXPENSES	104,510	79,509	748,076
Expenses waived/reimbursed by the Adviser	—	—	(95,793)
NET EXPENSES	104,510	79,509	652,283
NET INVESTMENT INCOME (LOSS)	$ 3,963,228	$ 3,324,336	$12,467,258
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	189,270	1,110,469	984,311
Investments — affiliated issuers	(193)	(239)	(18,490)
In-kind redemptions — unaffiliated issuers	496,635	222,775	—
Futures contracts	—	—	15,613
Net realized gain (loss)	685,712	1,333,005	981,434
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,467,745	7,098,608	(1,786,286)
Investments — affiliated issuers	—	—	(23,658)
Futures contracts	—	—	(171,474)
Net change in unrealized appreciation/depreciation	10,467,745	7,098,608	(1,981,418)
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,153,457	8,431,613	(999,984)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 15,116,685	$11,755,949	$ 11,467,274
See accompanying notes to financial statements.
152

[This Page Intentionally Left Blank]
153

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 54,420,676	$ 123,502,591	$ 59,112,563	$ 141,643,648
Net realized gain (loss)	29,440,194	72,512,415	120,871,481	185,915,209
Net change in unrealized appreciation/depreciation	(14,564,139)	185,716,460	7,793,144	55,047,941
Net increase (decrease) in net assets resulting from operations	69,296,731	381,731,466	187,777,188	382,606,798
Net equalization credits and charges	279,254	901,035	(447,556)	1,599,094
Distributions to shareholders	(73,124,615)	(132,275,229)	(70,497,567)	(145,543,429)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	980,947,586	3,305,612,103	3,080,166,808	10,008,994,048
Cost of shares redeemed	(563,506,516)	(2,478,968,421)	(3,500,442,335)	(8,698,579,617)
Net income equalization	(279,254)	(901,035)	447,556	(1,599,094)
Other Capital	244,732	912,941	47,494	465,995
Net increase (decrease) in net assets from beneficial interest transactions	417,406,548	826,655,588	(419,780,477)	1,309,281,332
Net increase (decrease) in net assets during the period	413,857,918	1,077,012,860	(302,948,412)	1,547,943,795
Net assets at beginning of period	5,153,746,327	4,076,733,467	6,334,746,556	4,786,802,761
NET ASSETS AT END OF PERIOD	$5,567,604,245	$ 5,153,746,327	$ 6,031,798,144	$ 6,334,746,556
SHARES OF BENEFICIAL INTEREST:
Shares sold	31,800,000	110,600,000	83,600,000	282,600,000
Shares redeemed	(18,300,000)	(83,000,000)	(95,000,000)	(245,900,000)
Net increase (decrease) from share transactions	13,500,000	27,600,000	(11,400,000)	36,700,000
See accompanying notes to financial statements.
154

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 13,142,567	$ 23,483,284	$ 19,971,431	$ 45,498,933	$ 53,577,790	$ 150,775,223
37,200,832	55,519,881	73,704,687	338,013,381	36,696,247	39,570,820
7,737,048	(9,932,909)	(174,968,247)	101,619,034	(9,127,391)	60,402,454
58,080,447	69,070,256	(81,292,129)	485,131,348	81,146,646	250,748,497
203,796	(267,420)	504,047	(644,686)	369,853	1,305,942
(15,247,326)	(23,426,297)	(23,604,612)	(46,533,203)	(67,366,794)	(155,616,369)

1,096,659,474	1,768,980,568	1,092,799,572	2,105,798,548	1,018,800,223	4,402,229,121
(853,599,228)	(1,725,722,971)	(541,260,120)	(2,510,897,594)	(441,853,003)	(3,098,412,693)
(203,796)	267,420	(504,047)	644,686	(369,853)	(1,305,942)
43,797	189,676	974	3,309	8,756	146,525
242,900,247	43,714,693	551,036,379	(404,451,051)	576,586,123	1,302,657,011
285,937,164	89,091,232	446,643,685	33,502,408	590,735,828	1,399,095,081
731,098,571	642,007,339	2,412,328,772	2,378,826,364	6,663,011,046	5,263,915,965
$1,017,035,735	$ 731,098,571	$2,858,972,457	$ 2,412,328,772	$7,253,746,874	$ 6,663,011,046

33,900,000	58,700,000	23,600,000	48,800,000	32,500,000	142,700,000
(26,400,000)	(57,800,000)	(11,700,000)	(59,600,000)	(14,100,000)	(101,000,000)
7,500,000	900,000	11,900,000	(10,800,000)	18,400,000	41,700,000
155

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,434,106	$ 30,043,004	$ 26,469,780	$ 13,494,147
Net realized gain (loss)	7,860,596	57,915,305	7,917,913	33,395,528
Net change in unrealized appreciation/depreciation	(8,571,396)	1,808,651	56,274,197	99,639,238
Net increase (decrease) in net assets resulting from operations	3,723,306	89,766,960	90,661,890	146,528,913
Net equalization credits and charges	(25,978)	617,316	(3,383,452)	(823,104)
Distributions to shareholders	(6,175,889)	(32,020,234)	(26,534,692)	(35,942,292)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	411,243,920	4,015,840,451	366,118,268	542,906,646
Cost of shares redeemed	(613,815,391)	(2,193,790,392)	(67,358,414)	(509,361,191)
Net income equalization	25,978	(617,316)	3,383,452	823,104
Other Capital	829	6,328	2,819	6,376
Net increase (decrease) in net assets from beneficial interest transactions	(202,544,664)	1,821,439,071	302,146,125	34,374,935
Net increase (decrease) in net assets during the period	(205,023,225)	1,879,803,113	362,889,871	144,138,452
Net assets at beginning of period	3,199,928,132	1,320,125,019	1,790,965,417	1,646,826,965
NET ASSETS AT END OF PERIOD	$2,994,904,907	$ 3,199,928,132	$2,153,855,288	$1,790,965,417
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,400,000	131,800,000	11,900,000	18,800,000
Shares redeemed	(20,000,000)	(71,600,000)	(2,200,000)	(17,500,000)
Net increase (decrease) from share transactions	(6,600,000)	60,200,000	9,700,000	1,300,000
See accompanying notes to financial statements.
156

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 5,392,514	$ 21,523,133	$ 3,963,228	$ 5,232,386	$ 3,324,336	$ 3,623,131
48,715,551	101,612,605	685,712	(5,376,526)	1,333,005	(165,396)
(51,434,968)	18,314,844	10,467,745	(3,282,593)	7,098,608	8,551,104
2,673,097	141,450,582	15,116,685	(3,426,733)	11,755,949	12,008,839
(628,617)	1,568,516	108,768	23,364	137,425	114,261
(7,228,968)	(23,417,493)	(4,579,321)	(5,350,396)	(4,240,344)	(3,513,586)

473,671,289	4,749,482,858	76,901,410	76,291,386	117,823,302	112,029,681
(2,130,152,033)	(2,399,816,644)	(7,872,543)	(41,042,318)	(3,564,862)	—
628,617	(1,568,516)	(108,768)	(23,364)	(137,425)	(114,261)
657	3,091	12,420	17,213	1	2,513
(1,655,851,470)	2,348,100,789	68,932,519	35,242,917	114,121,016	111,917,933
(1,661,035,958)	2,467,702,394	79,578,651	26,489,152	121,774,046	120,527,447
4,173,901,544	1,706,199,150	102,390,564	75,901,412	194,812,843	74,285,396
$ 2,512,865,586	$ 4,173,901,544	$181,969,215	$102,390,564	$316,586,889	$194,812,843

14,300,000	145,500,000	3,000,000	3,000,000	3,300,000	3,300,000
(64,000,000)	(75,000,000)	(300,000)	(1,700,000)	(100,000)	—
(49,700,000)	70,500,000	2,700,000	1,300,000	3,200,000	3,300,000
157

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,467,258	$ 22,249,042
Net realized gain (loss)	981,434	6,650,487
Net change in unrealized appreciation/depreciation	(1,981,418)	39,211,902
Net increase (decrease) in net assets resulting from operations	11,467,274	68,111,431
Net equalization credits and charges	1,556,168	2,434,936
Distributions to shareholders	(40,997,200)	(31,330,879)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	996,398,770	1,970,679,714
Cost of shares redeemed	(82,175,320)	(232,870,166)
Net income equalization	(1,556,168)	(2,434,936)
Other Capital	106,747	1,029,994
Net increase (decrease) in net assets from beneficial interest transactions	912,774,029	1,736,404,606
Net increase (decrease) in net assets during the period	884,800,271	1,775,620,094
Net assets at beginning of period	2,000,021,815	224,401,721
NET ASSETS AT END OF PERIOD	$2,884,822,086	$2,000,021,815
SHARES OF BENEFICIAL INTEREST:
Shares sold	37,500,000	75,000,000
Shares redeemed	(3,100,000)	(8,800,000)
Net increase (decrease) from share transactions	34,400,000	66,200,000
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 30.79	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.76	0.85	0.76	0.67	0.75
Net realized and unrealized gain (loss) (c)	0.10	1.67	1.28	(0.95)	(0.80)	0.92
Total from investment operations	0.41	2.43	2.13	(0.19)	(0.13)	1.67
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.04	(0.01)	0.01
Other capital (b)	0.00(d)	0.01	0.00(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.42)	(0.82)	(0.86)	(0.78)	(0.76)	(0.75)
Net asset value, end of period	$ 30.78	$ 30.79	$ 29.16	$ 27.88	$ 28.80	$ 29.69
Total return (e)	1.33%	8.53%	7.88%	(0.52)%	(0.40)%	5.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,567,604	$5,153,746	$4,076,733	$2,994,010	$1,077,191	$1,377,335
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.04%	0.05%	0.08%	0.08%
Net expenses	0.03%(f)	0.04%	0.04%	0.05%	0.08%	0.07%
Net investment income (loss)	1.99%(f)	2.56%	3.02%	2.67%	2.31%	2.58%
Portfolio turnover rate (g)	52%(h)	101%	82%	150%	46%	105%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 36.45	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.35	0.96	1.10	0.96	0.91	0.91
Net realized and unrealized gain (loss) (b)	0.76	1.56	1.62	(1.14)	(0.37)	0.81
Total from investment operations	1.11	2.52	2.72	(0.18)	0.54	1.72
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.01	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.42)	(0.99)	(1.09)	(0.95)	(0.91)	(0.91)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(0.42)	(0.99)	(1.09)	(0.95)	(0.91)	(0.91)
Net asset value, end of period	$ 37.14	$ 36.45	$ 34.91	$ 33.26	$ 34.38	$ 34.73
Total return (d)	3.07%	7.37%	8.45%	(0.51)%	1.65%	5.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,031,798	$6,334,747	$4,786,803	$3,306,326	$2,090,046	$1,343,962
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	1.90%(e)	2.71%	3.29%	2.85%	2.65%	2.70%
Portfolio turnover rate (f)	11%(g)	35%	24%	30%	33%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 31.45	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59
Income (loss) from investment operations:
Net investment income (loss) (b)	0.48	1.08	1.16	1.15	1.15	1.18
Net realized and unrealized gain (loss) (c)	1.69	2.73	2.54	(1.58)	(0.23)	2.40
Total from investment operations	2.17	3.81	3.70	(0.43)	0.92	3.58
Net equalization credits and charges (b)	0.01	(0.01)	0.03	(0.00)(d)	0.01	(0.05)
Other capital (b)	0.00(d)	0.01	0.01	0.00(d)	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.56)	(1.09)	(1.16)	(1.15)	(1.15)	(1.18)
Net asset value, end of period	$ 33.07	$ 31.45	$ 28.73	$ 26.15	$ 27.73	$ 27.95
Total return (e)	7.02%	13.51%	14.81%	(1.67)%	3.50%	14.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,017,036	$731,099	$642,007	$330,826	$232,916	$150,896
Ratios to average net assets:
Total expenses	0.07%(f)	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	2.93%(f)	3.59%	4.41%	4.19%	4.22%	4.58%
Portfolio turnover rate (g)	7%(h)	22%	18%	21%	20%	14%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 46.93	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.89	0.98	0.94	0.88	0.90
Net realized and unrealized gain (loss) (c)	(1.71)	8.71	3.17	(1.03)	(3.80)	5.52
Total from investment operations	(1.36)	9.60	4.15	(0.09)	(2.92)	6.42
Net equalization credits and charges (b)	0.01	(0.01)	0.02	0.02	0.02	0.04
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.41)	(0.90)	(0.98)	(0.93)	(0.88)	(0.91)
Net asset value, end of period	$ 45.17	$ 46.93	$ 38.24	$ 35.05	$ 36.05	$ 39.83
Total return (e)	(2.90)%	25.37%	12.24%	(0.18)%	(7.31)%	19.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,858,972	$2,412,329	$2,378,826	$977,789	$555,074	$446,122
Ratios to average net assets:
Total expenses	0.06%(f)	0.06%	0.06%	0.07%	0.10%	0.10%
Net investment income (loss)	1.50%(f)	2.11%	2.79%	2.66%	2.39%	2.46%
Portfolio turnover rate (g)	3%(h)	12%	12%	9%	10%	22%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 31.31	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.76	0.85	0.63	0.53	0.48
Net realized and unrealized gain (loss) (b)	0.13	0.56	0.58	(0.49)	(0.14)	0.17
Total from investment operations	0.37	1.32	1.43	0.14	0.39	0.65
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	0.01	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	—
Distributions to shareholders from:
Net investment income	(0.31)	(0.79)	(0.83)	(0.61)	(0.52)	(0.47)
Net asset value, end of period	$ 31.37	$ 31.31	$ 30.77	$ 30.16	$ 30.62	$ 30.76
Total return (d)	1.19%	4.41%	4.83%	0.50%	1.25%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,253,747	$6,663,011	$5,263,916	$4,295,414	$2,982,413	$3,965,398
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	1.55%(e)	2.45%	2.80%	2.08%	1.72%	1.56%
Portfolio turnover rate (f)	23%(g)	54%	46%	56%	67%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.71	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.42	0.71	0.50	0.30	0.28
Net realized and unrealized gain (loss) (b)	(0.00)(c)	0.80	0.42	(0.69)	(0.50)	0.42
Total from investment operations	0.04	1.22	1.13	(0.19)	(0.20)	0.70
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.02	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.06)	(0.52)	(0.70)	(0.43)	(0.30)	(0.28)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(0.06)	(0.52)	(0.70)	(0.43)	(0.30)	(0.28)
Net asset value, end of period	$ 30.69	$ 30.71	$ 30.00	$ 29.55	$ 30.15	$ 30.65
Total return (d)	0.12%	4.12%	3.97%	(0.57)%	(0.67)%	2.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,994,905	$3,199,928	$1,320,125	$487,514	$138,690	$91,957
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.06%	0.07%	0.10%	0.10%
Net investment income (loss)	0.28%(e)	1.39%	2.39%	1.67%	1.00%	0.93%
Portfolio turnover rate (f)	29%(g)	55%	52%	96%	33%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/20(a) (Unaudited)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 30.10	$ 28.30	$ 27.76	$ 28.09	$ 29.05	$ 27.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	0.23	0.65	0.75	0.64	0.34
Net realized and unrealized gain (loss) (c)	1.07	2.19	0.70	(0.11)	(0.87)	0.90
Total from investment operations	1.48	2.42	1.35	0.64	(0.23)	1.24
Net equalization credits and charges (b)	(0.05)	(0.01)	(0.06)	(0.06)	(0.00)(d)	(0.01)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	(0.00)(d)	—
Distributions to shareholders from:
Net investment income	(0.41)	(0.61)	(0.75)	(0.91)	(0.73)	(0.12)
Net asset value, end of period	$ 31.12	$ 30.10	$ 28.30	$ 27.76	$ 28.09	$ 29.05
Total return (e)	4.79%	8.66%	4.74%	2.10%	(0.82)%	4.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,153,855	$1,790,965	$1,646,827	$1,243,695	$921,344	$691,343
Ratios to average net assets:
Total expenses	0.12%(f)	0.13%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.66%(f)	0.79%	2.38%	2.69%	2.22%	1.21%
Portfolio turnover rate (g)	6%(h)	16%	14%	15%	18%	17%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/20(a) (Unaudited)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 33.21	$ 30.91	$ 29.35	$ 30.02	$ 30.83	$ 30.03
Income (loss) from investment operations:
Net investment income (loss) (b)	0.06	0.47	0.66	0.49	0.38	0.38
Net realized and unrealized gain (loss) (c)	(0.12)	2.31	1.57	(0.70)	(0.81)	0.79
Total from investment operations	(0.06)	2.78	2.23	(0.21)	(0.43)	1.17
Net equalization credits and charges (b)	(0.01)	0.03	(0.00)(d)	0.01	0.00(d)	—(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.08)	(0.51)	(0.67)	(0.47)	(0.38)	(0.37)
Net asset value, end of period	$ 33.06	$ 33.21	$ 30.91	$ 29.35	$ 30.02	$ 30.83
Total return (e)	(0.19)%	9.18%	7.73%	(0.67)%	(1.42)%	3.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,512,866	$4,173,902	$1,706,199	$581,140	$444,299	$437,789
Ratios to average net assets:
Total expenses	0.06%(f)	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	0.37%(f)	1.46%	2.22%	1.65%	1.26%	1.24%
Portfolio turnover rate (g)	13%(h)	22%	24%	61%	25%	33%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 24.38	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.53	1.24	1.08	1.11	1.07
Net realized and unrealized gain (loss) (b)	2.08	(1.74)	0.80	(1.09)	0.52	0.28
Total from investment operations	2.82	(0.21)	2.04	(0.01)	1.63	1.35
Net equalization credits and charges (a)	0.02	0.01	0.00(c)	(0.03)	0.00(c)	(0.01)
Other capital (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.85)	(1.60)	(1.20)	(1.08)	(1.11)	(1.09)
Net asset value, end of period	$ 26.37	$ 24.38	$ 26.17	$ 25.33	$ 26.45	$ 25.93
Total return (d)	11.81%	(0.78)%	8.30%	(0.19)%	6.42%	5.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,969	$102,391	$75,901	$65,869	$44,964	$36,296
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.34%	0.40%	0.40%	0.40%
Net expenses	0.15%(e)	0.15%	0.26%	0.30%	0.30%	0.30%
Net investment income (loss)	5.74%(e)	6.06%	4.89%	4.15%	4.25%	4.27%
Portfolio turnover rate (f)	24%(g)	53%	75%	29%	24%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 35.10	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	1.09	1.19	1.03	0.99	0.97
Net realized and unrealized gain (loss) (b)	1.19	2.08	1.93	(1.25)	(0.33)	1.04
Total from investment operations	1.65	3.17	3.12	(0.22)	0.66	2.01
Net equalization credits and charges (a)	0.02	0.03	0.07	(0.01)	0.01	0.00(c)
Other capital (a)	—(c)	0.00(c)	0.01	—	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.55)	(1.12)	(1.17)	(1.03)	(0.99)	(0.97)
Net realized gains	(0.04)	—	—	—	—	—
Net asset value, end of period	$ 36.18	$ 35.10	$ 33.02	$ 30.99	$ 32.25	$ 32.57
Total return (d)	4.77%	9.89%	10.61%	(0.76)%	2.11%	6.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$316,587	$194,813	$74,285	$15,496	$29,029	$26,060
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.06%	0.16%	0.16%	0.16%
Net investment income (loss)	2.56%(e)	3.21%	3.81%	3.23%	3.09%	3.09%
Portfolio turnover rate (f)	9%(g)	24%	29%	41%	36%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
168

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 26.74	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.54	0.75	0.64	0.54	0.82
Net realized and unrealized gain (loss) (b)	(0.03)	0.85	0.76	(0.67)	(0.68)	0.23
Total from investment operations	0.11	1.39	1.51	(0.03)	(0.14)	1.05
Net equalization credits and charges (a)	0.02	0.06	0.00(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.00(c)	0.02	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.45)	(0.82)	(0.87)	(0.82)	(0.79)	(0.79)
Return of Capital	—	—	—	—	—	(0.04)
Total distributions	(0.45)	(0.82)	(0.87)	(0.82)	(0.79)	(0.83)
Net asset value, end of period	$ 26.42	$ 26.74	$ 26.09	$ 25.43	$ 26.27	$ 27.18
Total return (d)	0.48%	5.69%	6.21%	(0.07)%	(0.44)%	4.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,884,822	$2,000,022	$224,402	$228,860	$225,933	$225,585
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.06%	0.19%	0.20%	0.20%
Net expenses	0.05%(e)	0.04%	0.05%	0.18%	0.18%	0.16%
Net investment income (loss)	1.02%(e)	2.02%	2.96%	2.47%	2.03%	3.05%
Portfolio turnover rate (f)	128%(g)	298%	245%	175%	323%	356%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
169

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
170

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the
171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is
172

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
173

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The SPDR Portfolio Mortgage Backed Bond ETF invested in futures during the Reporting Period for duration management, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of December 31, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$—	$—	$—	$28,313	$—	$28,313
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$—	$—	$—	$15,613	$—	$15,613
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$—	$—	$—	$(171,474)	$—	$(171,474)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Annual Rate
SPDR Portfolio High Yield Bond ETF	0.15%
SPDR Portfolio Corporate Bond ETF	0.06
SPDR Portfolio Mortgage Backed Bond ETF	0.06
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$ 607,427,969	$ 491,224,286	$ 154,490,618	$ 127,703,324
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	671,678,198	677,035,674
SPDR Portfolio Long Term Corporate Bond ETF	—	—	63,068,136	62,952,036
SPDR Portfolio Long Term Treasury ETF	95,856,848	86,524,082	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,687,023,784	1,566,943,943
SPDR Portfolio Short Term Treasury ETF	864,046,047	896,119,319	53,034,748	—
SPDR Portfolio TIPS ETF	—	—	113,330,324	134,224,402
SPDR Portfolio Intermediate Term Treasury ETF	377,655,764	357,419,260	—	—
SPDR Portfolio High Yield Bond ETF	—	—	35,495,071	33,061,146
SPDR Portfolio Corporate Bond ETF	—	—	26,151,461	23,515,148
SPDR Portfolio Mortgage Backed Bond ETF	3,111,735,333	3,125,105,897	115,690,041	22,830,467
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 669,060,052	$ 387,626,497	$ 20,273,825
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,053,803,356	3,443,802,719	112,871,272
SPDR Portfolio Long Term Corporate Bond ETF	1,085,679,751	842,088,373	35,068,206
SPDR Portfolio Long Term Treasury ETF	1,085,993,317	538,184,205	75,460,498
SPDR Portfolio Short Term Corporate Bond ETF	1,011,327,358	433,448,295	10,851,302
SPDR Portfolio Short Term Treasury ETF	409,351,835	610,500,777	5,312,912
SPDR Portfolio TIPS ETF	365,865,802	68,039,488	7,238,071
SPDR Portfolio Intermediate Term Treasury ETF	471,350,990	2,118,581,496	48,163,003
SPDR Portfolio High Yield Bond ETF	71,370,273	7,412,410	496,635
SPDR Portfolio Corporate Bond ETF	114,008,257	3,525,660	222,775
SPDR Portfolio Mortgage Backed Bond ETF	836,024,508	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
176

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$5,609,563,742	$306,526,867	$ 6,820,192	$299,706,675
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,006,179,591	178,792,687	933,009	177,859,678
SPDR Portfolio Long Term Corporate Bond ETF	994,692,877	31,101,952	1,431,857	29,670,095
SPDR Portfolio Long Term Treasury ETF	2,966,703,101	50,955,528	20,653,467	30,302,061
SPDR Portfolio Short Term Corporate Bond ETF	7,305,831,093	104,330,668	228,249	104,102,419
SPDR Portfolio Short Term Treasury ETF	2,982,717,865	6,167,240	90,755	6,076,485
SPDR Portfolio TIPS ETF	1,965,413,991	188,291,182	—	188,291,182
SPDR Portfolio Intermediate Term Treasury ETF	2,606,556,614	603,015	9,969,306	(9,366,291)
SPDR Portfolio High Yield Bond ETF	183,362,833	8,776,554	1,240,394	7,536,160
SPDR Portfolio Corporate Bond ETF	306,742,585	18,916,907	70,398	18,846,509
SPDR Portfolio Mortgage Backed Bond ETF	3,071,721,274	39,994,774	1,978,507	38,016,267
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
177

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 156,013,782	$ 138,763,589	$ 20,196,128	$ 158,959,717
SPDR Portfolio Intermediate Term Corporate Bond ETF	251,564,884	191,099,020	65,432,270	256,531,290
SPDR Portfolio Long Term Corporate Bond ETF	16,690,031	16,228,485	751,330	16,979,815
SPDR Portfolio Long Term Treasury ETF	151,739,730	154,151,810	—	154,151,810
SPDR Portfolio Short Term Corporate Bond ETF	118,193,547	115,509,050	5,177,588	120,686,638
SPDR Portfolio Short Term Treasury ETF	35,748,222	3,586,149	32,876,659	36,462,808
SPDR Portfolio TIPS ETF	5,642,908	5,716,628	—	5,716,628
SPDR Portfolio Intermediate Term Treasury ETF	91,186,587	92,929,366	—	92,929,366
SPDR Portfolio High Yield Bond ETF	11,740,376	11,753,755	222,285	11,976,040
SPDR Portfolio Corporate Bond ETF	13,396,811	11,215,418	2,429,995	13,645,413
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 71,875,417	$—	$—	$—	$ 71,875,417	$ 71,875,417
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	10,663,703	—	—	—	10,663,703	10,663,703
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	11,194,190	—	—	—	11,194,190	11,194,190
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	45,030,279	—	—	—	45,030,279	45,030,279
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	191,099,020	—	—	—	191,099,020	191,099,020
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	16,228,485	—	—	—	16,228,485	16,228,485
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	154,151,810	—	—	—	154,151,810	154,151,810
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	115,509,050	—	—	—	115,509,050	115,509,050
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	3,586,149	—	—	—	3,586,149	3,586,149
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	5,716,628	—	—	—	5,716,628	5,716,628
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	92,929,366	—	—	—	92,929,366	92,929,366
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	11,753,755	—	—	—	11,753,755	11,753,755
178

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	$11,215,418	$—	$—	$—	$11,215,418	$11,215,418
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2020:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2020.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for
179

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
13.    Stock Split
The Board authorized a 2-for-1 stock split, for both the SPDR Portfolio TIPS ETF and SPDR Portfolio Intermediate Term Treasury ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
14.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
180

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

15.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
181

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.03%	$1,013.30	$0.15	$1,025.10	$0.15
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	1,030.70	0.36	1,024.90	0.36
SPDR Portfolio Long Term Corporate Bond ETF	0.07	1,070.20	0.37	1,024.90	0.36
SPDR Portfolio Long Term Treasury ETF	0.06	971.00	0.30	1,024.90	0.31
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,011.90	0.35	1,024.90	0.36
SPDR Portfolio Short Term Treasury ETF	0.06	1,001.20	0.30	1,024.90	0.31
SPDR Portfolio TIPS ETF	0.12	1,047.90	0.62	1,024.60	0.61
SPDR Portfolio Intermediate Term Treasury ETF	0.06	998.10	0.30	1,024.90	0.31
SPDR Portfolio High Yield Bond ETF	0.15	1,118.10	0.80	1,024.40	0.77
SPDR Portfolio Corporate Bond ETF	0.06	1,047.70	0.31	1,024.90	0.31
SPDR Portfolio Mortgage Backed Bond ETF	0.05	1,004.80	0.25	1,025.00	0.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
182

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
183

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
184

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRPORTFISAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	123,662	$ 4,479,038
Aerojet Rocketdyne Holdings, Inc. (a)	270,076	14,273,517
AeroVironment, Inc. (a)	82,409	7,161,342
Cubic Corp.	118,388	7,344,792
Kaman Corp.	103,883	5,934,836
Moog, Inc. Class A	110,324	8,748,693
National Presto Industries, Inc.	19,743	1,745,873
Park Aerospace Corp.	70,620	947,014
Triumph Group, Inc.	197,672	2,482,760
		53,117,865
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	98,074	5,348,956
Echo Global Logistics, Inc. (a)	100,880	2,705,602
Forward Air Corp.	103,366	7,942,643
Hub Group, Inc. Class A (a)	125,792	7,170,144
		23,167,345
AIRLINES — 0.6%
Allegiant Travel Co.	49,122	9,295,847
Hawaiian Holdings, Inc.	173,701	3,074,508
SkyWest, Inc.	188,362	7,592,872
		19,963,227
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	421,293	3,513,584
Cooper Tire & Rubber Co.	189,267	7,665,313
Cooper-Standard Holdings, Inc. (a)	63,666	2,207,300
Dorman Products, Inc. (a)	107,968	9,373,782
Gentherm, Inc. (a)	122,204	7,970,145
LCI Industries	94,579	12,265,005
Motorcar Parts of America, Inc. (a)	72,063	1,413,876
Patrick Industries, Inc.	82,437	5,634,569
Standard Motor Products, Inc.	76,307	3,087,381
		53,130,955
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	126,201	7,564,488
BANKS — 8.6%
Allegiance Bancshares, Inc.	71,140	2,428,008
Ameris Bancorp	261,112	9,940,534
Banc of California, Inc.	167,469	2,463,469
BancFirst Corp.	70,266	4,124,614
BankUnited, Inc.	347,283	12,078,503
Banner Corp.	131,226	6,113,819
Berkshire Hills Bancorp, Inc.	190,888	3,268,003
Boston Private Financial Holdings, Inc.	311,008	2,628,018
Brookline Bancorp, Inc.	299,248	3,602,946
Cadence BanCorp	470,947	7,732,950
Security Description	Shares	Value
Central Pacific Financial Corp.	106,892	$ 2,032,017
City Holding Co.	59,166	4,114,995
Columbia Banking System, Inc.	269,015	9,657,638
Community Bank System, Inc.	201,219	12,537,956
Customers Bancorp, Inc. (a)	110,040	2,000,527
CVB Financial Corp.	478,551	9,331,744
Dime Community Bancshares, Inc.	107,325	1,692,515
Eagle Bancorp, Inc.	120,989	4,996,846
FB Financial Corp.	116,512	4,046,462
First BanCorp	815,710	7,520,846
First BanCorp.	107,303	3,630,060
First Commonwealth Financial Corp.	360,288	3,941,551
First Financial Bancorp	368,064	6,452,162
First Hawaiian, Inc.	491,638	11,592,824
First Midwest Bancorp, Inc.	429,155	6,832,148
Great Western Bancorp, Inc.	204,924	4,282,912
Hanmi Financial Corp.	115,131	1,305,586
Heritage Financial Corp.	136,307	3,188,221
Hope Bancorp, Inc.	462,548	5,046,399
Independent Bank Corp.	123,805	9,042,717
Independent Bank Group, Inc.	137,522	8,597,875
National Bank Holdings Corp. Class A	115,944	3,798,325
NBT Bancorp, Inc.	163,730	5,255,733
OFG Bancorp	194,708	3,609,886
Old National Bancorp	621,455	10,291,295
Pacific Premier Bancorp, Inc.	354,743	11,114,098
Park National Corp.	53,611	5,629,691
Preferred Bank	51,263	2,587,244
Renasant Corp.	209,971	7,071,823
S&T Bancorp, Inc.	148,606	3,691,373
Seacoast Banking Corp. of Florida (a)	207,063	6,098,005
ServisFirst Bancshares, Inc.	175,246	7,060,661
Simmons First National Corp. Class A	408,958	8,829,403
Southside Bancshares, Inc.	119,078	3,694,990
Tompkins Financial Corp.	45,876	3,238,846
Triumph Bancorp, Inc. (a)	85,465	4,149,326
United Community Banks, Inc.	324,038	9,215,641
Veritex Holdings, Inc.	187,589	4,813,534
Westamerica Bancorporation	100,882	5,577,766
		281,952,505
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	17,368	4,624,577
MGP Ingredients, Inc. (b)	49,961	2,351,165
National Beverage Corp. (b)	43,397	3,684,405
		10,660,147
BIOTECHNOLOGY — 1.3%
Anika Therapeutics, Inc. (a)	53,812	2,435,531
Coherus Biosciences, Inc. (a) (b)	237,743	4,131,973
Cytokinetics, Inc. (a)	264,120	5,488,413

1

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a)	43,331	$ 2,017,925
Enanta Pharmaceuticals, Inc. (a)	67,461	2,840,108
Myriad Genetics, Inc. (a)	282,250	5,581,494
REGENXBIO, Inc. (a)	111,638	5,063,900
Spectrum Pharmaceuticals, Inc. (a)	549,610	1,874,170
Vanda Pharmaceuticals, Inc. (a)	206,158	2,708,916
Xencor, Inc. (a) (b)	214,998	9,380,363
		41,522,793
BUILDING PRODUCTS — 2.0%
AAON, Inc.	153,155	10,204,718
American Woodmark Corp. (a)	63,435	5,953,375
Apogee Enterprises, Inc.	98,072	3,106,921
Gibraltar Industries, Inc. (a)	121,678	8,753,515
Griffon Corp.	166,928	3,401,993
Insteel Industries, Inc.	73,131	1,628,627
PGT Innovations, Inc. (a)	219,798	4,470,691
Quanex Building Products Corp.	124,428	2,758,569
Resideo Technologies, Inc. (a)	527,934	11,223,877
UFP Industries, Inc.	228,378	12,686,398
		64,188,684
CAPITAL MARKETS — 1.0%
Blucora, Inc. (a)	181,144	2,882,001
Brightsphere Investment Group, Inc.	224,691	4,332,042
Donnelley Financial Solutions, Inc. (a)	109,676	1,861,202
Greenhill & Co., Inc.	53,343	647,584
Piper Sandler Cos.	51,619	5,208,357
StoneX Group, Inc. (a)	61,381	3,553,960
Virtus Investment Partners, Inc.	26,866	5,829,922
Waddell & Reed Financial, Inc. Class A	234,673	5,977,121
WisdomTree Investments, Inc.	424,614	2,271,685
		32,563,874
CHEMICALS — 3.0%
AdvanSix, Inc. (a)	106,423	2,127,396
American Vanguard Corp.	100,819	1,564,711
Balchem Corp.	121,617	14,012,711
Ferro Corp. (a)	310,869	4,548,013
FutureFuel Corp.	97,720	1,241,044
GCP Applied Technologies, Inc. (a)	182,036	4,305,151
Hawkins, Inc.	36,173	1,892,210
HB Fuller Co.	193,663	10,047,236
Innospec, Inc.	91,948	8,342,442
Koppers Holdings, Inc. (a)	80,141	2,497,194
Kraton Corp. (a)	120,922	3,360,422
Livent Corp. (a) (b)	549,818	10,358,571
Quaker Chemical Corp. (b)	49,571	12,560,796
Rayonier Advanced Materials, Inc. (a)	241,350	1,573,602
Stepan Co.	79,826	9,524,838
Tredegar Corp.	97,640	1,630,588
Security Description	Shares	Value
Trinseo SA	143,151	$ 7,330,763
		96,917,688
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	250,586	9,482,174
Brady Corp. Class A	182,120	9,619,578
Deluxe Corp.	156,018	4,555,726
Harsco Corp. (a)	296,115	5,324,148
Interface, Inc.	220,421	2,314,420
Matthews International Corp. Class A	118,596	3,486,722
Pitney Bowes, Inc. (b)	643,967	3,966,837
Team, Inc. (a)	115,163	1,255,277
UniFirst Corp.	57,247	12,118,617
US Ecology, Inc.	119,108	4,327,194
Viad Corp.	76,882	2,780,822
		59,231,515
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	181,525	2,681,124
Applied Optoelectronics, Inc. (a) (b)	78,100	664,631
CalAmp Corp. (a)	128,915	1,278,837
Comtech Telecommunications Corp.	93,089	1,926,011
Digi International, Inc. (a)	110,503	2,088,507
Extreme Networks, Inc. (a)	462,089	3,183,793
Harmonic, Inc. (a)	367,381	2,714,946
NETGEAR, Inc. (a)	113,468	4,610,205
Plantronics, Inc.	139,907	3,781,686
Viavi Solutions, Inc. (a)	857,466	12,840,553
		35,770,293
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	116,607	2,214,367
Arcosa, Inc.	181,396	9,964,082
Comfort Systems USA, Inc.	136,656	7,196,305
Granite Construction, Inc. (b)	175,369	4,684,106
Matrix Service Co. (a)	98,992	1,090,892
MYR Group, Inc. (a)	63,261	3,801,986
		28,951,738
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	59,930	2,395,402
CONSUMER FINANCE — 0.9%
Encore Capital Group, Inc. (a)	118,405	4,611,875
Enova International, Inc. (a)	134,990	3,343,702
EZCORP, Inc. Class A (a)	197,132	944,262
Green Dot Corp. Class A (a)	201,076	11,220,041
PRA Group, Inc. (a)	170,275	6,753,107
World Acceptance Corp. (a) (b)	14,795	1,512,345
		28,385,332
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	136,174	2,829,696
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	168,534	4,949,844

2

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	56,330	$ 1,716,938
Perdoceo Education Corp. (a)	260,924	3,295,470
Regis Corp. (a) (b)	90,072	827,762
		5,840,170
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	41,502	1,733,124
Cincinnati Bell, Inc. (a)	192,244	2,937,488
Cogent Communications Holdings, Inc.	158,039	9,461,795
Consolidated Communications Holdings, Inc. (a)	278,308	1,360,926
Iridium Communications, Inc. (a)	439,614	17,287,821
Vonage Holdings Corp. (a)	874,439	11,258,402
		44,039,556
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	97,833	4,641,198
Encore Wire Corp.	77,891	4,717,858
Powell Industries, Inc.	33,016	973,642
Vicor Corp. (a)	79,224	7,306,037
		17,638,735
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arlo Technologies, Inc. (a)	295,538	2,302,241
Badger Meter, Inc.	109,436	10,293,550
Bel Fuse, Inc. Class B	37,930	570,088
Benchmark Electronics, Inc.	135,705	3,665,392
CTS Corp.	120,151	4,124,784
Daktronics, Inc.	136,052	636,723
ePlus, Inc. (a)	50,284	4,422,478
Fabrinet (a)	139,060	10,789,666
FARO Technologies, Inc. (a)	67,427	4,762,369
Insight Enterprises, Inc. (a)	131,932	10,038,706
Itron, Inc. (a)	151,867	14,564,045
Knowles Corp. (a)	342,344	6,309,400
Methode Electronics, Inc.	140,058	5,361,420
MTS Systems Corp.	72,746	4,230,907
OSI Systems, Inc. (a)	62,506	5,826,809
PC Connection, Inc.	41,601	1,967,311
Plexus Corp. (a)	108,264	8,467,328
Rogers Corp. (a)	70,224	10,905,085
Sanmina Corp. (a)	244,391	7,793,629
ScanSource, Inc. (a)	95,609	2,522,166
TTM Technologies, Inc. (a)	372,555	5,139,396
		124,693,493
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	478,519	4,143,974
Bristow Group, Inc. (a)	86,705	2,282,076
Core Laboratories NV	165,790	4,395,093
DMC Global, Inc.	55,808	2,413,696
Security Description	Shares	Value
Dril-Quip, Inc. (a)	130,645	$ 3,869,705
Exterran Corp. (a)	92,499	408,846
Helix Energy Solutions Group, Inc. (a)	535,097	2,247,407
Helmerich & Payne, Inc.	402,607	9,324,378
Nabors Industries, Ltd.	23,998	1,397,404
Oceaneering International, Inc. (a)	376,846	2,995,926
Oil States International, Inc. (a)	227,918	1,144,148
Patterson-UTI Energy, Inc.	710,420	3,736,809
ProPetro Holding Corp. (a)	305,077	2,254,519
RPC, Inc. (a) (b)	221,159	696,651
US Silica Holdings, Inc.	276,311	1,939,703
		43,250,335
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	555,397	5,004,127
Marcus Corp.	86,586	1,167,179
		6,171,306
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Acadia Realty Trust REIT	325,784	4,622,875
Agree Realty Corp. REIT (b)	208,174	13,860,225
Alexander & Baldwin, Inc. REIT (a)	273,486	4,698,490
American Assets Trust, Inc. REIT	188,323	5,438,768
Armada Hoffler Properties, Inc. REIT	218,400	2,450,448
Brandywine Realty Trust REIT	637,552	7,593,244
CareTrust REIT, Inc.	358,007	7,940,595
Centerspace REIT	48,428	3,420,954
Chatham Lodging Trust REIT	177,363	1,915,520
Community Healthcare Trust, Inc. REIT	82,574	3,890,061
CoreCivic, Inc. REIT (b)	444,457	2,911,193
DiamondRock Hospitality Co. REIT	745,119	6,147,232
Diversified Healthcare Trust REIT	898,667	3,702,508
Easterly Government Properties, Inc. REIT	305,028	6,908,884
Essential Properties Realty Trust, Inc. REIT	393,185	8,335,522
Four Corners Property Trust, Inc. REIT	275,882	8,213,007
Franklin Street Properties Corp. REIT	365,018	1,595,129
GEO Group, Inc. REIT (b)	458,604	4,063,231
Getty Realty Corp. REIT	132,997	3,662,737
Global Net Lease, Inc. REIT	333,976	5,724,349
Hersha Hospitality Trust REIT	136,332	1,075,660
Independence Realty Trust, Inc. REIT	353,666	4,749,734
Industrial Logistics Properties Trust REIT	245,147	5,709,474

3

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	83,322	$ 15,258,758
iStar, Inc. REIT (b)	277,329	4,118,336
Kite Realty Group Trust REIT	318,076	4,758,417
Lexington Realty Trust REIT	1,040,964	11,055,038
LTC Properties, Inc. REIT	147,290	5,731,054
Mack-Cali Realty Corp. REIT	325,574	4,056,652
National Storage Affiliates Trust REIT	234,258	8,440,316
NexPoint Residential Trust, Inc. REIT	82,582	3,494,044
Office Properties Income Trust REIT	182,078	4,136,812
Retail Opportunity Investments Corp. REIT	443,022	5,932,065
Retail Properties of America, Inc. Class A REIT	800,591	6,853,059
RPT Realty REIT	304,990	2,638,164
Safehold, Inc. REIT (b)	53,768	3,897,642
Saul Centers, Inc. REIT	47,954	1,519,183
SITE Centers Corp. REIT	565,853	5,726,432
Summit Hotel Properties, Inc. REIT	400,508	3,608,577
Tanger Factory Outlet Centers, Inc. REIT (b)	354,079	3,526,627
Uniti Group, Inc. REIT	874,659	10,259,750
Universal Health Realty Income Trust REIT	48,334	3,106,426
Urstadt Biddle Properties, Inc. Class A REIT	112,648	1,591,716
Washington Real Estate Investment Trust	307,761	6,656,870
Whitestone REIT	149,685	1,192,990
Xenia Hotels & Resorts, Inc. REIT	424,757	6,456,306
		242,645,074
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	115,777	2,837,694
Chefs' Warehouse, Inc. (a)	122,578	3,149,029
PriceSmart, Inc.	87,188	7,941,955
SpartanNash Co.	135,081	2,351,760
United Natural Foods, Inc. (a)	206,604	3,299,466
		19,579,904
FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	240,103	6,658,056
Calavo Growers, Inc.	62,704	4,353,539
Cal-Maine Foods, Inc. (a)	140,482	5,273,694
Fresh Del Monte Produce, Inc.	114,951	2,766,871
J&J Snack Foods Corp.	55,961	8,694,660
John B Sanfilippo & Son, Inc.	33,409	2,634,634
Seneca Foods Corp. Class A (a)	25,220	1,006,278
Simply Good Foods Co. (a)	316,027	9,910,607
		41,298,339
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	65,552	7,093,382
Security Description	Shares	Value
Northwest Natural Holding Co.	114,811	$ 5,280,158
South Jersey Industries, Inc.	378,018	8,146,288
		20,519,828
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	143,952	2,206,784
Cardiovascular Systems, Inc. (a)	150,547	6,587,937
CONMED Corp.	107,518	12,042,016
CryoLife, Inc. (a)	143,478	3,387,516
Cutera, Inc. (a)	66,153	1,594,949
Glaukos Corp. (a)	169,110	12,727,219
Heska Corp. (a)	33,527	4,883,208
Inogen, Inc. (a)	69,085	3,086,718
Integer Holdings Corp. (a)	123,508	10,027,614
Invacare Corp.	130,269	1,165,908
Lantheus Holdings, Inc. (a)	253,138	3,414,832
LeMaitre Vascular, Inc.	63,937	2,589,448
Meridian Bioscience, Inc. (a)	162,404	3,035,331
Merit Medical Systems, Inc. (a)	183,694	10,196,854
Mesa Laboratories, Inc.	18,321	5,251,531
Natus Medical, Inc. (a)	128,341	2,571,954
OraSure Technologies, Inc. (a)	271,517	2,874,007
Orthofix Medical, Inc. (a)	72,980	3,136,680
Surmodics, Inc. (a)	51,912	2,259,210
Tactile Systems Technology, Inc. (a)	73,251	3,291,900
Varex Imaging Corp. (a)	147,839	2,465,954
Zynex, Inc. (a)	74,082	997,144
		99,794,714
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Addus HomeCare Corp. (a)	56,283	6,590,176
AMN Healthcare Services, Inc. (a)	176,730	12,061,823
BioTelemetry, Inc. (a)	128,156	9,237,484
Community Health Systems, Inc. (a)	425,628	3,162,416
CorVel Corp. (a)	34,553	3,662,618
Covetrus, Inc. (a)	371,838	10,686,624
Cross Country Healthcare, Inc. (a)	131,229	1,164,001
Ensign Group, Inc.	191,350	13,953,242
Fulgent Genetics, Inc. (a)	48,995	2,552,640
Hanger, Inc. (a)	143,855	3,163,371
Magellan Health, Inc. (a)	85,317	7,067,660
MEDNAX, Inc. (a)	319,975	7,852,187
Owens & Minor, Inc.	276,058	7,467,369
Providence Service Corp. (a)	46,218	6,407,201
R1 RCM, Inc. (a)	437,427	10,506,997
RadNet, Inc. (a)	161,631	3,163,119
Select Medical Holdings Corp. (a)	405,720	11,222,215
The Pennant Group, Inc. (a)	95,131	5,523,306
Tivity Health, Inc. (a) (b)	142,356	2,788,754

4

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
US Physical Therapy, Inc.	47,960	$ 5,767,190
		134,000,393
HEALTH CARE TECHNOLOGY — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	593,503	8,570,183
Computer Programs & Systems, Inc.	47,930	1,286,441
HealthStream, Inc. (a)	94,621	2,066,523
HMS Holdings Corp. (a)	332,765	12,229,114
NextGen Healthcare, Inc. (a)	208,956	3,811,358
Omnicell, Inc. (a)	159,099	19,095,062
Simulations Plus, Inc.	57,123	4,108,286
Tabula Rasa HealthCare, Inc. (a) (b)	81,191	3,478,222
		54,645,189
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc.	84,574	3,255,253
Bloomin' Brands, Inc.	299,174	5,809,959
Brinker International, Inc.	169,438	9,585,108
Cheesecake Factory, Inc. (b)	156,531	5,801,039
Chuy's Holdings, Inc. (a)	75,017	1,987,200
Dave & Buster's Entertainment, Inc. (b)	178,105	5,346,712
Dine Brands Global, Inc.	61,182	3,548,556
El Pollo Loco Holdings, Inc. (a)	70,383	1,273,932
Fiesta Restaurant Group, Inc. (a)	65,074	741,844
Monarch Casino & Resort, Inc. (a)	48,395	2,962,742
Red Robin Gourmet Burgers, Inc. (a)	59,194	1,138,301
Ruth's Hospitality Group, Inc.	119,835	2,124,675
Shake Shack, Inc. Class A (a)	133,416	11,311,008
		54,886,329
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	32,055	5,624,050
Century Communities, Inc. (a)	108,234	4,738,484
Ethan Allen Interiors, Inc.	82,298	1,663,243
Installed Building Products, Inc. (a)	85,126	8,676,893
iRobot Corp. (a) (b)	105,432	8,465,135
La-Z-Boy, Inc.	173,818	6,924,909
LGI Homes, Inc. (a)	82,974	8,782,798
M/I Homes, Inc. (a)	108,354	4,798,999
MDC Holdings, Inc.	192,538	9,357,347
Meritage Homes Corp. (a)	141,411	11,711,659
Tupperware Brands Corp. (a)	183,714	5,950,496
Universal Electronics, Inc. (a)	51,498	2,701,585
		79,395,598
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	36,511	1,409,690
Central Garden & Pet Co. Class A (a)	147,293	5,351,155
Security Description	Shares	Value
WD-40 Co.	51,390	$ 13,653,295
		20,414,140
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	134,524	4,451,399
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	173,466	2,667,907
American Equity Investment Life Holding Co.	345,853	9,566,294
AMERISAFE, Inc.	71,956	4,132,433
Assured Guaranty, Ltd.	303,352	9,552,554
eHealth, Inc. (a)	97,378	6,875,861
Employers Holdings, Inc.	108,682	3,498,474
HCI Group, Inc.	23,208	1,213,778
Horace Mann Educators Corp.	155,534	6,538,649
James River Group Holdings, Ltd.	114,917	5,648,171
Palomar Holdings, Inc. (a)	81,075	7,202,703
ProAssurance Corp.	200,520	3,567,251
Safety Insurance Group, Inc.	53,015	4,129,868
Stewart Information Services Corp.	100,997	4,884,215
Third Point Reinsurance, Ltd. (a)	308,063	2,932,760
Trupanion, Inc. (a)	122,793	14,699,550
United Fire Group, Inc.	81,114	2,035,961
United Insurance Holdings Corp.	79,413	454,242
Universal Insurance Holdings, Inc.	106,196	1,604,622
		91,205,293
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	182,949	3,922,427
		3,922,560
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	98,840	1,572,544
PetMed Express, Inc. (b)	76,881	2,464,805
Shutterstock, Inc.	82,375	5,906,288
Stamps.com, Inc. (a)	68,578	13,454,318
		23,397,955
IT SERVICES — 2.2%
BM Technologies, Inc. (a)	16,826	210,325
Cardtronics PLC Class A (a)	133,466	4,711,350
CSG Systems International, Inc.	123,635	5,572,229
EVERTEC, Inc.	224,296	8,819,319
ExlService Holdings, Inc. (a)	127,078	10,818,150
ManTech International Corp. Class A	101,632	9,039,150
NIC, Inc.	251,658	6,500,326
Perficient, Inc. (a)	123,943	5,905,884
Sykes Enterprises, Inc. (a)	148,464	5,592,639
TTEC Holdings, Inc.	68,845	5,020,866
Unisys Corp. (a)	237,973	4,683,309

5

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Virtusa Corp. (a)	107,391	$ 5,490,902
		72,364,449
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Callaway Golf Co.	352,224	8,456,898
Sturm Ruger & Co., Inc.	66,146	4,304,120
Vista Outdoor, Inc. (a)	217,369	5,164,688
YETI Holdings, Inc. (a)	281,643	19,284,096
		37,209,802
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Luminex Corp.	163,566	3,781,646
NeoGenomics, Inc. (a)	416,276	22,412,300
		26,193,946
MACHINERY — 5.9%
Alamo Group, Inc.	36,798	5,076,284
Albany International Corp. Class A	115,335	8,467,896
Astec Industries, Inc.	84,807	4,908,629
Barnes Group, Inc.	175,006	8,871,054
Chart Industries, Inc. (a)	132,717	15,632,735
CIRCOR International, Inc. (a)	75,720	2,910,677
Enerpac Tool Group Corp.	225,916	5,107,961
EnPro Industries, Inc.	77,076	5,820,779
ESCO Technologies, Inc.	97,813	10,096,258
Federal Signal Corp.	228,334	7,573,839
Franklin Electric Co., Inc.	144,147	9,976,414
Greenbrier Cos., Inc.	124,010	4,511,484
Hillenbrand, Inc.	280,981	11,183,044
John Bean Technologies Corp.	118,243	13,464,330
Lindsay Corp.	40,964	5,262,235
Lydall, Inc. (a)	63,560	1,908,707
Meritor, Inc. (a)	270,357	7,545,664
Mueller Industries, Inc.	214,697	7,538,012
Proto Labs, Inc. (a)	100,572	15,427,745
SPX Corp. (a)	167,550	9,138,177
SPX FLOW, Inc. (a)	158,567	9,190,543
Standex International Corp.	46,023	3,567,703
Tennant Co.	68,884	4,833,590
Titan International, Inc.	187,200	909,792
Wabash National Corp.	199,819	3,442,881
Watts Water Technologies, Inc. Class A	102,268	12,446,016
		194,812,449
MARINE — 0.4%
Matson, Inc.	161,852	9,220,708
SEACOR Holdings, Inc. (a)	72,740	3,015,073
		12,235,781
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	111,908	4,002,949
EW Scripps Co. Class A	215,231	3,290,882
Gannett Co., Inc. (a) (b)	493,218	1,657,212
Security Description	Shares	Value
Meredith Corp.	152,231	$ 2,922,835
Scholastic Corp.	113,435	2,835,875
TechTarget, Inc. (a)	87,468	5,170,234
		19,879,987
METALS & MINING — 2.0%
Allegheny Technologies, Inc. (a)	474,120	7,950,992
Arconic Corp. (a)	365,054	10,878,609
Carpenter Technology Corp.	180,218	5,247,948
Century Aluminum Co. (a)	189,547	2,090,703
Cleveland-Cliffs, Inc. (b)	1,496,575	21,790,132
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Haynes International, Inc.	47,033	1,121,267
Kaiser Aluminum Corp.	59,331	5,867,836
Materion Corp.	75,780	4,828,702
Olympic Steel, Inc.	33,837	451,047
SunCoke Energy, Inc.	313,426	1,363,403
TimkenSteel Corp. (a)	141,009	658,512
Warrior Met Coal, Inc.	190,561	4,062,761
		66,311,912
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Apollo Commercial Real Estate Finance, Inc. REIT	484,443	5,411,228
ARMOUR Residential REIT, Inc. (b)	245,194	2,645,643
Capstead Mortgage Corp. REIT	365,439	2,123,201
Granite Point Mortgage Trust, Inc. REIT	209,895	2,096,851
Invesco Mortgage Capital, Inc. REIT (b)	690,011	2,332,237
KKR Real Estate Finance Trust, Inc. REIT	103,619	1,856,852
New York Mortgage Trust, Inc. REIT	1,426,884	5,265,202
PennyMac Mortgage Investment Trust REIT	370,915	6,524,395
Ready Capital Corp. REIT	152,468	1,898,227
Redwood Trust, Inc. REIT	419,454	3,682,806
		33,836,642
MULTI-UTILITIES — 0.3%
Avista Corp.	257,074	10,318,950
MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	133,344	5,724,458
Macy's, Inc. (b)	1,155,832	13,003,110
		18,727,568
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	70,024	1,353,564
Callon Petroleum Co. (a) (b)	148,921	1,959,800
CONSOL Energy, Inc. (a)	96,224	693,775
Dorian LPG, Ltd. (a)	128,264	1,563,538
Green Plains, Inc. (a)	127,330	1,676,936
Laredo Petroleum, Inc. (a) (b)	33,125	652,563

6

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Matador Resources Co. (a)	412,118	$ 4,970,143
Par Pacific Holdings, Inc. (a)	150,779	2,107,890
PBF Energy, Inc. Class A	362,502	2,573,764
PDC Energy, Inc. (a)	372,473	7,646,871
Penn Virginia Corp. (a) (b)	56,395	572,409
QEP Resources, Inc.	900,611	2,152,460
Range Resources Corp.	957,705	6,416,624
Renewable Energy Group, Inc. (a)	147,812	10,468,046
REX American Resources Corp. (a)	19,649	1,443,612
SM Energy Co.	398,546	2,439,102
Southwestern Energy Co. (a)	2,426,094	7,229,760
Talos Energy, Inc. (a)	87,046	717,259
		56,638,116
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	62,766	2,369,417
Glatfelter Corp.	168,213	2,755,329
Mercer International, Inc.	148,897	1,526,194
Neenah, Inc.	62,466	3,455,619
Schweitzer-Mauduit International, Inc.	118,315	4,757,446
		14,864,005
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	65,717	3,975,221
Medifast, Inc.	44,203	8,678,817
USANA Health Sciences, Inc. (a)	44,630	3,440,973
		16,095,011
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)	137,871	2,772,586
ANI Pharmaceuticals, Inc. (a)	36,003	1,045,527
Corcept Therapeutics, Inc. (a)	391,284	10,235,989
Elanco Animal Health, Inc. (c)	34,895	—
Endo International PLC (a)	868,561	6,236,268
Innoviva, Inc. (a)	238,464	2,954,569
Lannett Co., Inc. (a) (b)	131,587	857,947
Pacira BioSciences, Inc. (a)	163,220	9,767,085
Phibro Animal Health Corp. Class A	77,243	1,500,059
Supernus Pharmaceuticals, Inc. (a)	196,544	4,945,047
		40,315,077
PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	194,102	17,475,003
Forrester Research, Inc. (a)	41,278	1,729,548
Heidrick & Struggles International, Inc.	73,444	2,157,785
Kelly Services, Inc. Class A	126,645	2,605,088
Korn Ferry	203,400	8,847,900
Resources Connection, Inc.	114,200	1,435,494
TrueBlue, Inc. (a)	132,690	2,479,976
		36,730,794
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a)	90,569	$ 3,371,884
RE/MAX Holdings, Inc. Class A	69,056	2,508,804
Realogy Holdings Corp. (a)	433,541	5,688,058
St. Joe Co.	116,455	4,943,515
		16,512,261
ROAD & RAIL — 0.9%
ArcBest Corp.	96,079	4,099,691
Heartland Express, Inc.	184,628	3,341,767
Marten Transport, Ltd.	218,531	3,765,289
Saia, Inc. (a)	98,326	17,777,341
		28,984,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Advanced Energy Industries, Inc. (a)	143,893	13,953,304
Axcelis Technologies, Inc. (a)	126,317	3,678,351
Brooks Automation, Inc.	277,670	18,839,910
CEVA, Inc. (a)	83,741	3,810,216
Cohu, Inc.	156,666	5,981,508
Diodes, Inc. (a)	157,820	11,126,310
DSP Group, Inc. (a)	82,425	1,367,431
FormFactor, Inc. (a)	289,758	12,465,389
Ichor Holdings, Ltd. (a)	87,299	2,631,628
Kulicke & Soffa Industries, Inc.	233,747	7,435,492
MaxLinear, Inc. (a)	253,506	9,681,394
Onto Innovation, Inc. (a)	183,504	8,725,615
PDF Solutions, Inc. (a)	111,224	2,402,438
Photronics, Inc. (a)	248,751	2,776,061
Power Integrations, Inc.	225,052	18,422,757
Rambus, Inc. (a)	425,797	7,434,416
SMART Global Holdings, Inc. (a)	51,832	1,950,438
Ultra Clean Holdings, Inc. (a)	150,774	4,696,610
Veeco Instruments, Inc. (a)	187,170	3,249,271
		140,628,539
SOFTWARE — 3.1%
8x8, Inc. (a)	396,604	13,670,940
Agilysys, Inc. (a)	76,503	2,936,185
Alarm.com Holdings, Inc. (a)	168,077	17,387,566
Bottomline Technologies DE, Inc. (a)	146,278	7,714,702
Ebix, Inc. (b)	88,560	3,362,623
LivePerson, Inc. (a) (b)	232,967	14,497,536
MicroStrategy, Inc. Class A (a)	27,093	10,526,985
OneSpan, Inc. (a)	128,491	2,657,194
Progress Software Corp.	168,563	7,617,362
SPS Commerce, Inc. (a)	132,265	14,362,656
Xperi Holding Corp.	397,034	8,298,011
		103,031,760
SPECIALTY RETAIL — 3.8%
Aaron's Co., Inc. (a)	126,732	2,402,839

7

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Abercrombie & Fitch Co. Class A	232,593	$ 4,735,594
America's Car-Mart, Inc. (a)	22,951	2,520,938
Asbury Automotive Group, Inc. (a)	72,450	10,558,863
Barnes & Noble Education, Inc. (a)	109,590	509,594
Bed Bath & Beyond, Inc. (b)	473,476	8,408,934
Boot Barn Holdings, Inc. (a)	108,945	4,723,855
Buckle, Inc. (b)	108,601	3,171,149
Caleres, Inc.	141,495	2,214,397
Cato Corp. Class A	77,550	743,705
Chico's FAS, Inc.	446,087	709,278
Children's Place, Inc. (b)	55,172	2,764,117
Conn's, Inc. (a)	71,931	840,873
Designer Brands, Inc. Class A	220,978	1,690,482
GameStop Corp. Class A (a) (b)	205,325	3,868,323
Genesco, Inc. (a)	52,480	1,579,123
Group 1 Automotive, Inc.	64,831	8,501,937
Guess?, Inc.	142,703	3,227,942
Haverty Furniture Cos., Inc.	62,307	1,724,035
Hibbett Sports, Inc. (a)	62,683	2,894,701
Lumber Liquidators Holdings, Inc. (a)	109,392	3,362,710
MarineMax, Inc. (a)	81,540	2,856,346
Michaels Cos., Inc. (a) (b)	279,616	3,637,804
Monro, Inc.	124,438	6,632,545
ODP Corp.	196,628	5,761,200
Rent-A-Center, Inc.	183,098	7,010,822
Sally Beauty Holdings, Inc. (a) (b)	425,364	5,546,747
Shoe Carnival, Inc.	32,517	1,274,016
Signet Jewelers, Ltd. (b)	196,167	5,349,474
Sleep Number Corp. (a)	103,796	8,496,741
Sonic Automotive, Inc. Class A (b)	88,813	3,425,517
Zumiez, Inc. (a)	78,643	2,892,490
		124,037,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	465,850	4,882,108
Diebold Nixdorf, Inc. (a)	292,958	3,122,932
		8,005,040
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Capri Holdings, Ltd. (a)	564,796	23,721,432
Crocs, Inc. (a)	253,794	15,902,732
Fossil Group, Inc. (a)	174,988	1,517,146
G-III Apparel Group, Ltd. (a)	163,921	3,891,484
Kontoor Brands, Inc. (a) (b)	175,325	7,111,182
Movado Group, Inc.	62,251	1,034,612
Oxford Industries, Inc.	63,452	4,156,740
Steven Madden, Ltd.	290,783	10,270,456
Unifi, Inc. (a)	56,338	999,436
Vera Bradley, Inc. (a)	81,825	651,327
Security Description	Shares	Value
Wolverine World Wide, Inc.	307,080	$ 9,596,250
		78,852,797
THRIFTS & MORTGAGE FINANCE — 2.1%
Axos Financial, Inc. (a)	192,949	7,241,376
Capitol Federal Financial, Inc.	484,474	6,055,925
Flagstar Bancorp, Inc.	177,613	7,239,506
HomeStreet, Inc.	81,566	2,752,853
Meta Financial Group, Inc.	125,402	4,584,697
Mr Cooper Group, Inc. (a)	269,582	8,365,129
NMI Holdings, Inc. Class A (a)	316,942	7,178,736
Northfield Bancorp, Inc.	182,123	2,245,577
Northwest Bancshares, Inc.	477,151	6,078,904
Provident Financial Services, Inc.	273,574	4,913,389
TrustCo Bank Corp. NY	367,036	2,448,130
Walker & Dunlop, Inc.	108,639	9,996,961
		69,101,183
TOBACCO — 0.3%
Universal Corp.	92,017	4,472,947
Vector Group, Ltd.	474,945	5,533,109
		10,006,056
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	145,671	11,360,881
Boise Cascade Co.	146,541	7,004,660
DXP Enterprises, Inc. (a)	61,413	1,365,211
Foundation Building Materials, Inc. (a)	85,557	1,643,550
GMS, Inc. (a)	160,120	4,880,457
NOW, Inc. (a)	405,848	2,913,989
Veritiv Corp. (a)	46,363	963,887
		30,132,635
WATER UTILITIES — 0.7%
American States Water Co.	138,613	11,021,120
California Water Service Group	186,973	10,102,151
		21,123,271
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	187,325	8,101,806
Spok Holdings, Inc.	65,723	731,497
		8,833,303
TOTAL COMMON STOCKS (Cost $2,791,188,013)		3,274,836,214
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (CVR) (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (c)	24	—

8

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tobira Therapeutics, Inc. (CVR) (a)	740	$ 10,486
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	4,067	346
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	—
Oasis Petroleum, Inc. (expiring 12/31/25) (a)	86	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	1,420,942	1,421,226
State Street Navigator Securities Lending Portfolio II (g) (h)	120,748,808	120,748,808
TOTAL SHORT-TERM INVESTMENTS (Cost $122,170,034)		122,170,034
TOTAL INVESTMENTS — 103.6% (Cost $2,913,366,321)		3,397,026,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(117,324,739)
NET ASSETS — 100.0%		$ 3,279,701,642

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	35	03/19/2021	$3,345,124	$3,455,900	$110,776
9

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,274,836,081	$ 133	$ 0(a)	$3,274,836,214
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	122,170,034	—	—	122,170,034
TOTAL INVESTMENTS	$ 3,397,006,115	$20,266	$ 0	$3,397,026,381
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	110,776	—	—	110,776
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 110,776	$ —	$—	$ 110,776
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 3,397,116,891	$20,266	$—	$3,397,137,157
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,059,861	$ 2,060,685	$ 46,789,285	$ 47,427,891	$(853)	$—	1,420,942	$ 1,421,226	$ 1,950
State Street Navigator Securities Lending Portfolio II	91,647,196	91,647,196	211,698,219	182,596,607	—	—	120,748,808	120,748,808	549,532
Total		$93,707,881	$258,487,504	$230,024,498	$(853)	$—		$122,170,034	$551,482
10	ARSPSM

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	4,480	$ 162,266
Aerojet Rocketdyne Holdings, Inc. (a)	9,028	477,130
AeroVironment, Inc. (a)	2,340	203,346
Axon Enterprise, Inc. (a)	7,958	975,094
Boeing Co.	65,536	14,028,636
Cubic Corp.	4,078	252,999
Curtiss-Wright Corp.	5,360	623,636
General Dynamics Corp.	28,758	4,279,765
Hexcel Corp.	10,566	512,345
Howmet Aerospace, Inc.	49,181	1,403,626
Huntington Ingalls Industries, Inc.	5,143	876,779
Kaman Corp.	3,426	195,727
L3Harris Technologies, Inc.	26,054	4,924,727
Lockheed Martin Corp.	30,435	10,803,816
Mercury Systems, Inc. (a)	6,545	576,353
Moog, Inc. Class A	3,652	289,604
National Presto Industries, Inc.	108	9,550
Northrop Grumman Corp.	19,173	5,842,396
Park Aerospace Corp.	2,338	31,353
Raytheon Technologies Corp.	185,833	13,288,918
Teledyne Technologies, Inc. (a)	4,630	1,814,867
Textron, Inc.	28,804	1,392,097
TransDigm Group, Inc. (a)	6,541	4,047,898
Triumph Group, Inc.	8,610	108,142
		67,121,070
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	3,740	203,980
C.H. Robinson Worldwide, Inc.	17,136	1,608,556
Echo Global Logistics, Inc. (a)	2,304	61,793
Expeditors International of Washington, Inc.	21,250	2,021,088
FedEx Corp.	29,890	7,760,042
Forward Air Corp.	3,530	271,245
Hub Group, Inc. Class A (a)	4,280	243,960
United Parcel Service, Inc. Class B	87,621	14,755,376
XPO Logistics, Inc. (a) (b)	11,481	1,368,535
		28,294,575
AIRLINES — 0.3%
Alaska Air Group, Inc.	15,653	813,956
Allegiant Travel Co.	1,640	310,353
American Airlines Group, Inc. (b)	75,669	1,193,300
Delta Air Lines, Inc.	78,778	3,167,663
Hawaiian Holdings, Inc.	5,314	94,058
JetBlue Airways Corp. (a)	36,985	537,762
SkyWest, Inc.	6,487	261,491
Southwest Airlines Co.	71,524	3,333,734
United Airlines Holdings, Inc. (a)	36,792	1,591,254
		11,303,571
Security Description	Shares	Value
AUTO COMPONENTS — 0.3%
Adient PLC (a)	11,088	$ 385,530
American Axle & Manufacturing Holdings, Inc. (a)	10,659	88,896
Aptiv PLC	32,818	4,275,857
BorgWarner, Inc.	30,156	1,165,228
Cooper Tire & Rubber Co.	6,568	266,004
Cooper-Standard Holdings, Inc. (a)	2,226	77,175
Dana, Inc.	19,248	375,721
Dorman Products, Inc. (a)	3,678	319,324
Fox Factory Holding Corp. (a)	4,271	451,487
Gentex Corp.	30,856	1,046,944
Gentherm, Inc. (a)	4,111	268,119
Goodyear Tire & Rubber Co.	28,830	314,535
LCI Industries	3,222	417,829
Lear Corp.	6,854	1,089,992
Motorcar Parts of America, Inc. (a)	795	15,598
Patrick Industries, Inc.	2,567	175,455
Standard Motor Products, Inc.	2,008	81,244
Visteon Corp. (a)	3,513	440,952
		11,255,890
AUTOMOBILES — 1.8%
Ford Motor Co.	482,430	4,240,560
General Motors Co.	155,944	6,493,508
Harley-Davidson, Inc.	19,316	708,897
Tesla, Inc. (a)	93,843	66,222,190
Thor Industries, Inc. (b)	6,451	599,878
Winnebago Industries, Inc.	4,255	255,045
		78,520,078
BANKS — 4.1%
Allegiance Bancshares, Inc.	2,049	69,932
Ameris Bancorp	6,658	253,470
Associated Banc-Corp.	20,144	343,455
Banc of California, Inc.	6,467	95,130
BancFirst Corp.	2,298	134,893
BancorpSouth Bank	12,817	351,698
Bank of America Corp.	939,909	28,488,642
Bank of Hawaii Corp.	5,044	386,471
Bank OZK	15,232	476,305
BankUnited, Inc.	11,624	404,283
Banner Corp.	4,028	187,665
Berkshire Hills Bancorp, Inc.	5,605	95,958
Boston Private Financial Holdings, Inc.	10,813	91,370
Brookline Bancorp, Inc.	10,819	130,261
Cadence BanCorp	12,138	199,306
Cathay General Bancorp	9,295	299,206
Central Pacific Financial Corp.	4,322	82,161
CIT Group, Inc.	13,091	469,967
Citigroup, Inc.	257,063	15,850,505
Citizens Financial Group, Inc.	52,778	1,887,341
City Holding Co.	2,187	152,106
Columbia Banking System, Inc.	6,845	245,735

11

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Comerica, Inc.	17,498	$ 977,438
Commerce Bancshares, Inc.	13,301	873,876
Community Bank System, Inc.	6,436	401,027
Cullen/Frost Bankers, Inc.	7,174	625,788
Customers Bancorp, Inc. (a)	4,383	79,683
CVB Financial Corp.	15,102	294,489
Dime Community Bancshares, Inc.	4,361	68,773
Eagle Bancorp, Inc.	4,484	185,189
East West Bancorp, Inc.	17,896	907,506
FB Financial Corp.	2,125	73,801
Fifth Third Bancorp	88,012	2,426,491
First BanCorp	27,596	254,435
First BanCorp.	212	7,172
First Commonwealth Financial Corp.	12,953	141,706
First Financial Bancorp	11,032	193,391
First Financial Bankshares, Inc.	17,578	635,884
First Hawaiian, Inc.	16,419	387,160
First Horizon National Corp.	69,847	891,248
First Midwest Bancorp, Inc.	15,339	244,197
First Republic Bank	21,637	3,179,124
FNB Corp.	41,047	389,946
Fulton Financial Corp.	20,958	266,586
Glacier Bancorp, Inc.	10,913	502,107
Great Western Bancorp, Inc.	8,577	179,259
Hancock Whitney Corp.	11,486	390,754
Hanmi Financial Corp.	4,382	49,692
Heritage Financial Corp.	4,276	100,016
Home BancShares, Inc.	19,417	378,243
Hope Bancorp, Inc.	17,314	188,896
Huntington Bancshares, Inc.	125,630	1,586,707
Independent Bank Corp.	4,541	331,675
Independent Bank Group, Inc.	4,618	288,717
International Bancshares Corp.	6,679	250,062
JPMorgan Chase & Co.	376,347	47,822,413
KeyCorp.	120,528	1,977,864
M&T Bank Corp.	15,874	2,020,760
National Bank Holdings Corp. Class A	4,402	144,210
NBT Bancorp, Inc.	6,384	204,926
OFG Bancorp	6,019	111,592
Old National Bancorp	17,764	294,172
Pacific Premier Bancorp, Inc.	12,556	393,379
PacWest Bancorp	15,224	386,690
Park National Corp. (b)	1,798	188,808
People's United Financial, Inc.	52,517	679,045
Pinnacle Financial Partners, Inc.	9,155	589,582
PNC Financial Services Group, Inc.	52,456	7,815,944
Preferred Bank	1,748	88,222
Prosperity Bancshares, Inc.	11,435	793,132
Regions Financial Corp.	120,922	1,949,263
Renasant Corp.	7,036	236,972
S&T Bancorp, Inc.	4,456	110,687
Security Description	Shares	Value
Seacoast Banking Corp. of Florida (a)	4,264	$ 125,575
ServisFirst Bancshares, Inc.	5,966	240,370
Signature Bank	6,596	892,373
Simmons First National Corp. Class A	14,262	307,917
Southside Bancshares, Inc.	4,252	131,940
Sterling Bancorp	25,770	463,345
SVB Financial Group (a)	6,446	2,499,952
Synovus Financial Corp.	18,640	603,377
TCF Financial Corp.	18,847	697,716
Texas Capital Bancshares, Inc. (a)	6,476	385,322
Tompkins Financial Corp.	1,470	103,782
Triumph Bancorp, Inc. (a)	2,183	105,985
Truist Financial Corp.	166,946	8,001,722
Trustmark Corp.	8,513	232,490
UMB Financial Corp.	4,153	286,515
Umpqua Holdings Corp.	27,825	421,270
United Bankshares, Inc.	13,238	428,911
United Community Banks, Inc.	8,969	255,078
US Bancorp	169,728	7,907,627
Valley National Bancorp	48,473	472,612
Veritex Holdings, Inc.	4,008	102,845
Webster Financial Corp.	11,150	469,972
Wells Fargo & Co.	510,479	15,406,256
Westamerica Bancorporation	2,384	131,811
Wintrust Financial Corp.	6,688	408,570
Zions Bancorp NA	20,204	877,662
		176,215,554
BEVERAGES — 1.5%
Boston Beer Co., Inc. Class A (a)	1,074	1,067,867
Brown-Forman Corp. Class B	22,993	1,826,334
Coca-Cola Co.	477,600	26,191,584
Coca-Cola Consolidated, Inc.	486	129,407
Constellation Brands, Inc. Class A	21,032	4,607,060
MGP Ingredients, Inc. (b)	2,079	97,838
Molson Coors Beverage Co. Class B	23,743	1,072,946
Monster Beverage Corp. (a)	45,601	4,217,180
National Beverage Corp. (b)	1,682	142,802
PepsiCo, Inc.	170,642	25,306,209
		64,659,227
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	218,019	23,360,736
Alexion Pharmaceuticals, Inc. (a)	27,031	4,223,323
Amgen, Inc.	71,913	16,534,237
Anika Therapeutics, Inc. (a)	2,177	98,531
Arrowhead Pharmaceuticals, Inc. (a)	11,790	904,647
Biogen, Inc. (a)	19,053	4,665,318
Coherus Biosciences, Inc. (a) (b)	7,652	132,992
Cytokinetics, Inc. (a)	6,775	140,784
Eagle Pharmaceuticals, Inc. (a)	2,052	95,562
Emergent BioSolutions, Inc. (a)	4,390	393,344

12

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	2,196	$ 92,452
Exelixis, Inc. (a)	38,837	779,459
Gilead Sciences, Inc.	155,206	9,042,301
Halozyme Therapeutics, Inc. (a)	16,037	684,940
Incyte Corp. (a)	23,053	2,005,150
Ligand Pharmaceuticals, Inc. (a) (b)	1,986	197,508
Myriad Genetics, Inc. (a)	10,345	204,572
Regeneron Pharmaceuticals, Inc. (a)	12,917	6,240,332
REGENXBIO, Inc. (a)	4,164	188,879
Spectrum Pharmaceuticals, Inc. (a)	8,547	29,145
United Therapeutics Corp. (a)	5,548	842,131
Vanda Pharmaceuticals, Inc. (a)	6,424	84,411
Vertex Pharmaceuticals, Inc. (a)	32,206	7,611,566
Xencor, Inc. (a) (b)	7,013	305,977
		78,858,297
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	17,024	933,256
AAON, Inc.	4,452	296,637
Allegion PLC	11,334	1,319,051
American Woodmark Corp. (a)	2,127	199,619
Apogee Enterprises, Inc.	4,306	136,414
Builders FirstSource, Inc. (a)	25,276	1,031,514
Carrier Global Corp.	100,611	3,795,047
Fortune Brands Home & Security, Inc.	17,457	1,496,414
Gibraltar Industries, Inc. (a)	4,096	294,666
Griffon Corp.	6,299	128,374
Insteel Industries, Inc.	2,220	49,439
Johnson Controls International PLC	89,421	4,166,124
Lennox International, Inc.	4,345	1,190,400
Masco Corp.	32,897	1,807,032
Owens Corning	13,636	1,033,063
PGT Innovations, Inc. (a)	6,614	134,529
Quanex Building Products Corp.	4,265	94,555
Resideo Technologies, Inc. (a)	15,396	327,319
Simpson Manufacturing Co., Inc.	5,100	476,595
Trane Technologies PLC	29,668	4,306,607
Trex Co., Inc. (a)	14,616	1,223,651
UFP Industries, Inc.	7,768	431,512
		24,871,818
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	5,837	593,623
Ameriprise Financial, Inc.	14,518	2,821,283
Bank of New York Mellon Corp.	100,942	4,283,978
BlackRock, Inc.	17,362	12,527,377
Blucora, Inc. (a)	6,452	102,651
Brightsphere Investment Group, Inc.	7,200	138,816
Cboe Global Markets, Inc.	13,760	1,281,331
Charles Schwab Corp.	184,737	9,798,450
CME Group, Inc.	44,479	8,097,402
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	4,037	$ 68,508
Eaton Vance Corp.	14,384	977,105
Evercore, Inc. Class A	4,516	495,134
FactSet Research Systems, Inc.	4,766	1,584,695
Federated Hermes, Inc.	11,983	346,189
Franklin Resources, Inc.	34,514	862,505
Goldman Sachs Group, Inc.	42,593	11,232,200
Greenhill & Co., Inc.	1,783	21,646
Interactive Brokers Group, Inc. Class A	9,925	604,631
Intercontinental Exchange, Inc.	69,480	8,010,349
Invesco, Ltd.	47,401	826,199
Janus Henderson Group PLC	18,719	608,555
MarketAxess Holdings, Inc.	4,672	2,665,656
Moody's Corp.	20,028	5,812,927
Morgan Stanley	176,967	12,127,549
MSCI, Inc.	10,257	4,580,058
Nasdaq, Inc.	14,445	1,917,429
Northern Trust Corp.	25,740	2,397,424
Piper Sandler Cos.	1,783	179,905
Raymond James Financial, Inc.	15,365	1,469,970
S&P Global, Inc.	29,771	9,786,621
SEI Investments Co.	15,329	880,958
State Street Corp. (c)	43,589	3,172,407
Stifel Financial Corp.	12,938	652,826
StoneX Group, Inc. (a)	2,130	123,327
T Rowe Price Group, Inc.	27,969	4,234,227
Virtus Investment Partners, Inc.	850	184,450
Waddell & Reed Financial, Inc. Class A	7,950	202,487
WisdomTree Investments, Inc.	15,175	81,186
		115,752,034
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	4,235	84,658
Air Products & Chemicals, Inc.	27,344	7,470,928
Albemarle Corp.	12,566	1,853,736
American Vanguard Corp.	3,307	51,325
Ashland Global Holdings, Inc.	7,002	554,558
Avient Corp.	9,608	387,010
Balchem Corp.	4,072	469,176
Cabot Corp.	7,019	315,013
Celanese Corp.	14,463	1,879,322
CF Industries Holdings, Inc.	27,114	1,049,583
Chemours Co.	20,310	503,485
Corteva, Inc.	92,030	3,563,402
Dow, Inc.	91,841	5,097,175
DuPont de Nemours, Inc.	90,832	6,459,063
Eastman Chemical Co.	17,068	1,711,579
Ecolab, Inc.	30,734	6,649,608
Ferro Corp. (a)	10,668	156,073
FMC Corp.	16,059	1,845,661
FutureFuel Corp.	4,232	53,746
GCP Applied Technologies, Inc. (a)	6,677	157,911
Hawkins, Inc.	1,531	80,087

13

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HB Fuller Co.	6,606	$ 342,719
Ingevity Corp. (a)	5,109	386,905
Innospec, Inc.	3,038	275,638
International Flavors & Fragrances, Inc. (b)	13,192	1,435,817
Koppers Holdings, Inc. (a)	2,298	71,606
Kraton Corp. (a)	4,308	119,719
Linde PLC (a)	64,811	17,078,347
Livent Corp. (a) (b)	18,407	346,788
LyondellBasell Industries NV Class A	31,718	2,907,272
Minerals Technologies, Inc.	4,302	267,240
Mosaic Co.	42,712	982,803
NewMarket Corp.	737	293,540
Olin Corp.	18,839	462,686
PPG Industries, Inc.	29,119	4,199,542
Quaker Chemical Corp. (b)	1,640	415,560
Rayonier Advanced Materials, Inc. (a)	8,011	52,232
RPM International, Inc.	16,334	1,482,800
Scotts Miracle-Gro Co.	5,004	996,496
Sensient Technologies Corp.	5,353	394,891
Sherwin-Williams Co.	10,078	7,406,423
Stepan Co.	2,302	274,675
Tredegar Corp.	3,055	51,018
Trinseo SA	4,791	245,347
Valvoline, Inc.	23,571	545,433
		81,428,596
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	8,393	317,591
Brady Corp. Class A	6,339	334,826
Brink's Co.	6,433	463,176
Cintas Corp.	10,642	3,761,521
Clean Harbors, Inc. (a)	6,361	484,072
Copart, Inc. (a)	25,655	3,264,599
Deluxe Corp.	6,597	192,632
Harsco Corp. (a)	10,892	195,838
Healthcare Services Group, Inc.	9,185	258,099
Herman Miller, Inc.	7,707	260,497
HNI Corp.	5,420	186,773
IAA, Inc. (a)	16,882	1,096,992
Interface, Inc.	8,637	90,689
KAR Auction Services, Inc.	16,325	303,808
Matthews International Corp. Class A	4,350	127,890
MSA Safety, Inc.	4,436	662,694
Pitney Bowes, Inc. (b)	21,749	133,974
Republic Services, Inc.	26,001	2,503,896
Rollins, Inc.	24,924	973,781
Stericycle, Inc. (a)	11,269	781,280
Team, Inc. (a)	3,843	41,889
Tetra Tech, Inc.	6,745	780,936
UniFirst Corp.	1,902	402,634
US Ecology, Inc.	2,070	75,203
Viad Corp.	2,308	83,480
Security Description	Shares	Value
Waste Management, Inc.	48,175	$ 5,681,278
		23,460,048
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	6,602	97,512
Applied Optoelectronics, Inc. (a) (b)	4,358	37,087
Arista Networks, Inc. (a)	6,682	1,941,589
CalAmp Corp. (a)	4,460	44,243
Ciena Corp. (a)	19,393	1,024,920
Cisco Systems, Inc.	521,703	23,346,209
Comtech Telecommunications Corp.	2,998	62,029
Digi International, Inc. (a)	3,887	73,464
Extreme Networks, Inc. (a)	15,821	109,007
F5 Networks, Inc. (a)	7,790	1,370,573
Harmonic, Inc. (a) (b)	17,086	126,265
Juniper Networks, Inc.	40,761	917,530
Lumentum Holdings, Inc. (a)	9,488	899,462
Motorola Solutions, Inc.	20,964	3,565,138
NETGEAR, Inc. (a)	4,056	164,795
NetScout Systems, Inc. (a)	8,709	238,801
Plantronics, Inc.	4,672	126,284
ViaSat, Inc. (a) (b)	6,683	218,200
Viavi Solutions, Inc. (a)	28,879	432,463
		34,795,571
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	18,994	945,521
Aegion Corp. (a)	4,510	85,645
Arcosa, Inc.	6,022	330,788
Comfort Systems USA, Inc.	4,404	231,915
Dycom Industries, Inc. (a)	4,048	305,705
EMCOR Group, Inc.	6,962	636,745
Fluor Corp.	15,523	247,902
Granite Construction, Inc.	6,688	178,636
Jacobs Engineering Group, Inc.	16,298	1,775,830
MasTec, Inc. (a)	7,098	483,942
Matrix Service Co. (a)	4,289	47,265
MYR Group, Inc. (a)	2,082	125,128
Quanta Services, Inc.	17,504	1,260,638
Valmont Industries, Inc.	2,030	355,108
		7,010,768
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5,296	536,750
Martin Marietta Materials, Inc.	7,799	2,214,682
US Concrete, Inc. (a)	2,160	86,335
Vulcan Materials Co.	15,637	2,319,123
		5,156,890
CONSUMER FINANCE — 0.6%
American Express Co.	80,746	9,762,999
Capital One Financial Corp.	56,681	5,602,917
Discover Financial Services	37,882	3,429,457
Encore Capital Group, Inc. (a)	4,130	160,864
Enova International, Inc. (a)	3,302	81,791
EZCORP, Inc. Class A (a)	6,599	31,609

14

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
FirstCash, Inc.	5,251	$ 367,780
Green Dot Corp. Class A (a)	6,488	362,030
LendingTree, Inc. (a)	831	227,520
Navient Corp.	23,043	226,282
PRA Group, Inc. (a) (b)	5,816	230,663
Prog Holdings, Inc.	8,530	459,511
SLM Corp.	47,331	586,431
Synchrony Financial	67,220	2,333,206
World Acceptance Corp. (a) (b)	478	48,861
		23,911,921
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	193,653	2,279,296
AptarGroup, Inc.	8,151	1,115,790
Avery Dennison Corp.	10,256	1,590,808
Ball Corp.	40,395	3,764,006
Greif, Inc. Class A	1,458	68,351
International Paper Co.	48,535	2,413,160
Myers Industries, Inc.	4,257	88,461
O-I Glass, Inc.	19,386	230,693
Packaging Corp. of America	11,922	1,644,163
Sealed Air Corp.	19,514	893,546
Silgan Holdings, Inc.	9,835	364,682
Sonoco Products Co.	12,647	749,335
Westrock Co.	32,892	1,431,789
		16,634,080
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,852	171,873
Genuine Parts Co.	17,839	1,791,571
LKQ Corp. (a)	35,284	1,243,408
Pool Corp.	4,986	1,857,285
		5,064,137
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	6,420	217,959
American Public Education, Inc. (a)	2,051	62,514
Graham Holdings Co. Class B	286	152,547
Grand Canyon Education, Inc. (a)	5,815	541,435
H&R Block, Inc.	22,601	358,452
Perdoceo Education Corp. (a)	8,824	111,447
Regis Corp. (a) (b)	6,475	59,505
Service Corp. International	21,907	1,075,634
Strategic Education, Inc.	3,008	286,752
WW International, Inc. (a)	6,000	146,400
		3,012,645
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	239,629	55,562,776
Jefferies Financial Group, Inc.	26,118	642,503
		56,205,279
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	879,851	$ 25,304,515
ATN International, Inc.	2,077	86,736
CenturyLink, Inc.	124,593	1,214,782
Cincinnati Bell, Inc. (a)	6,698	102,345
Cogent Communications Holdings, Inc.	5,305	317,610
Consolidated Communications Holdings, Inc. (a)	8,996	43,990
Iridium Communications, Inc. (a)	11,031	433,794
Verizon Communications, Inc.	510,954	30,018,548
Vonage Holdings Corp. (a)	29,248	376,568
		57,898,888
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	6,519	403,787
Alliant Energy Corp.	30,966	1,595,678
American Electric Power Co., Inc.	61,457	5,117,524
Duke Energy Corp.	91,141	8,344,870
Edison International	46,186	2,901,404
Entergy Corp.	25,099	2,505,884
Evergy, Inc.	28,566	1,585,699
Eversource Energy	41,553	3,594,750
Exelon Corp.	120,755	5,098,276
FirstEnergy Corp.	66,965	2,049,799
Hawaiian Electric Industries, Inc.	13,745	486,435
IDACORP, Inc.	6,303	605,277
NextEra Energy, Inc.	241,926	18,664,591
NRG Energy, Inc.	30,246	1,135,737
OGE Energy Corp.	25,572	814,724
Pinnacle West Capital Corp.	14,324	1,145,204
PNM Resources, Inc.	10,054	487,921
PPL Corp.	94,935	2,677,167
Southern Co.	130,813	8,035,843
Xcel Energy, Inc.	65,088	4,339,417
		71,589,987
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	4,596	556,530
AMETEK, Inc.	28,417	3,436,752
AZZ, Inc.	3,972	188,432
Eaton Corp. PLC	49,335	5,927,107
Emerson Electric Co.	74,093	5,954,854
Encore Wire Corp.	2,308	139,795
EnerSys	5,338	443,374
Generac Holdings, Inc. (a)	7,892	1,794,720
Hubbell, Inc.	6,534	1,024,466
nVent Electric PLC	19,955	464,752
Powell Industries, Inc.	1,112	32,793
Regal Beloit Corp.	5,078	623,629
Rockwell Automation, Inc.	14,348	3,598,622
Sunrun, Inc. (a)	19,637	1,362,415
Vicor Corp. (a)	2,229	205,558
		25,753,799

15

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	37,042	$ 4,843,982
Arlo Technologies, Inc. (a)	8,922	69,502
Arrow Electronics, Inc. (a)	9,540	928,242
Avnet, Inc.	12,159	426,903
Badger Meter, Inc.	3,717	349,621
Bel Fuse, Inc. Class B	1,315	19,764
Belden, Inc.	4,824	202,126
Benchmark Electronics, Inc.	4,563	123,247
CDW Corp.	17,698	2,332,419
Cognex Corp.	22,003	1,766,511
Coherent, Inc. (a)	3,044	456,661
Corning, Inc.	94,374	3,397,464
CTS Corp.	4,176	143,362
Daktronics, Inc.	4,128	19,319
ePlus, Inc. (a)	1,954	171,854
Fabrinet (a)	4,530	351,483
FARO Technologies, Inc. (a)	2,210	156,092
FLIR Systems, Inc.	16,157	708,161
II-VI, Inc. (a) (b)	9,923	753,751
Insight Enterprises, Inc. (a)	4,275	325,285
IPG Photonics Corp. (a)	4,412	987,362
Itron, Inc. (a)	4,876	467,608
Jabil, Inc.	16,966	721,564
Keysight Technologies, Inc. (a)	22,888	3,023,276
Knowles Corp. (a)	11,910	219,501
Littelfuse, Inc.	3,033	772,384
Methode Electronics, Inc.	4,152	158,939
MTS Systems Corp.	2,217	128,941
National Instruments Corp.	15,995	702,820
OSI Systems, Inc. (a)	2,110	196,694
PC Connection, Inc.	1,493	70,604
Plexus Corp. (a)	3,700	289,377
Rogers Corp. (a)	2,212	343,501
Sanmina Corp. (a)	8,739	278,687
ScanSource, Inc. (a)	4,236	111,746
SYNNEX Corp.	5,221	425,198
TE Connectivity, Ltd.	40,995	4,963,265
Trimble, Inc. (a)	31,461	2,100,651
TTM Technologies, Inc. (a)	12,702	175,224
Vishay Intertechnology, Inc.	16,916	350,330
Vontier Corp. (a)	17,057	569,704
Zebra Technologies Corp. Class A (a)	6,641	2,552,336
		37,155,461
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	10,722	92,853
Baker Hughes Co. (b)	83,248	1,735,721
Bristow Group, Inc. (a)	3,227	84,935
ChampionX Corp. (a)	16,932	259,060
Core Laboratories NV	5,644	149,622
DMC Global, Inc. (b)	1,955	84,554
Dril-Quip, Inc. (a)	4,281	126,803
Exterran Corp. (a)	4,485	19,824
Halliburton Co.	109,187	2,063,634
Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a) (b)	17,785	$ 74,697
Helmerich & Payne, Inc.	14,446	334,569
Nabors Industries, Ltd.	795	46,293
Newpark Resources, Inc. (a)	24	46
Nov, Inc.	49,122	674,445
Oceaneering International, Inc. (a)	12,757	101,418
Oil States International, Inc. (a)	8,111	40,717
Patterson-UTI Energy, Inc.	23,944	125,945
ProPetro Holding Corp. (a)	10,464	77,329
RPC, Inc. (a) (b)	8,804	27,733
Schlumberger NV	171,830	3,751,049
TechnipFMC PLC	53,388	501,847
US Silica Holdings, Inc.	12,769	89,638
		10,462,732
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	95,678	8,883,702
Cinemark Holdings, Inc. (b)	14,718	256,240
Electronic Arts, Inc.	35,967	5,164,861
Glu Mobile, Inc. (a)	17,031	153,449
Live Nation Entertainment, Inc. (a)	17,932	1,317,643
Marcus Corp.	2,018	27,203
Netflix, Inc. (a)	54,564	29,504,392
Take-Two Interactive Software, Inc. (a)	13,835	2,874,775
Walt Disney Co. (a)	223,575	40,507,319
World Wrestling Entertainment, Inc. Class A (b)	5,901	283,543
		88,973,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Acadia Realty Trust REIT	11,013	156,274
Agree Realty Corp. REIT (b)	6,375	424,448
Alexander & Baldwin, Inc. REIT (a)	8,025	137,870
Alexandria Real Estate Equities, Inc. REIT	15,268	2,721,063
American Assets Trust, Inc. REIT	6,215	179,489
American Campus Communities, Inc. REIT	17,351	742,102
American Tower Corp. REIT	54,313	12,191,096
Apartment Income REIT Corp. (a)	18,377	705,861
Armada Hoffler Properties, Inc. REIT	6,229	69,889
AvalonBay Communities, Inc. REIT	17,249	2,767,257
Boston Properties, Inc. REIT	17,535	1,657,584
Brandywine Realty Trust REIT	21,931	261,198
Brixmor Property Group, Inc. REIT	37,365	618,391
Camden Property Trust REIT	12,240	1,223,021
CareTrust REIT, Inc.	12,114	268,689
Centerspace REIT	524	37,015
Chatham Lodging Trust REIT	6,041	65,243

16

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	2,199	$ 103,595
CoreCivic, Inc. REIT (b)	18,122	118,699
CoreSite Realty Corp. REIT	4,197	525,800
Corporate Office Properties Trust REIT	15,065	392,895
Cousins Properties, Inc. REIT	18,745	627,957
Crown Castle International Corp. REIT	53,349	8,492,627
CyrusOne, Inc. REIT	14,383	1,052,116
DiamondRock Hospitality Co. REIT	28,419	234,457
Digital Realty Trust, Inc. REIT	33,709	4,702,743
Diversified Healthcare Trust REIT	36,243	149,321
Douglas Emmett, Inc. REIT	20,316	592,821
Duke Realty Corp. REIT	46,824	1,871,555
Easterly Government Properties, Inc. REIT	6,640	150,396
EastGroup Properties, Inc. REIT	4,976	686,987
EPR Properties REIT	9,261	300,983
Equinix, Inc. REIT	10,963	7,829,555
Equity Residential REIT	42,455	2,516,732
Essential Properties Realty Trust, Inc. REIT	12,979	275,155
Essex Property Trust, Inc. REIT	8,056	1,912,656
Extra Space Storage, Inc. REIT	16,223	1,879,597
Federal Realty Investment Trust REIT	8,920	759,270
First Industrial Realty Trust, Inc. REIT	16,284	686,045
Four Corners Property Trust, Inc. REIT	8,726	259,773
Franklin Street Properties Corp. REIT	13,783	60,232
GEO Group, Inc. REIT (b)	18,186	161,128
Getty Realty Corp. REIT	4,472	123,159
Global Net Lease, Inc. REIT	10,771	184,615
Healthcare Realty Trust, Inc. REIT	17,520	518,592
Healthpeak Properties, Inc. REIT	63,596	1,922,507
Hersha Hospitality Trust REIT	7,718	60,895
Highwoods Properties, Inc. REIT	13,236	524,543
Host Hotels & Resorts, Inc. REIT	87,067	1,273,790
Hudson Pacific Properties, Inc. REIT	19,125	459,382
Independence Realty Trust, Inc. REIT	10,889	146,239
Industrial Logistics Properties Trust REIT	5,747	133,848
Innovative Industrial Properties, Inc. REIT (b)	2,759	505,256
Iron Mountain, Inc. REIT (b)	35,858	1,057,094
iStar, Inc. REIT (b)	9,606	142,649
JBG SMITH Properties REIT	13,735	429,493
Kilroy Realty Corp. REIT	12,433	713,654
Kimco Realty Corp. REIT	53,943	809,684
Kite Realty Group Trust REIT	10,628	158,995
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	10,928	$ 909,428
Lexington Realty Trust REIT	31,931	339,107
Life Storage, Inc. REIT	5,177	618,082
LTC Properties, Inc. REIT	4,883	189,998
Macerich Co. REIT (b)	14,242	151,962
Mack-Cali Realty Corp. REIT	13,038	162,453
Medical Properties Trust, Inc. REIT	66,373	1,446,268
Mid-America Apartment Communities, Inc. REIT	14,141	1,791,523
National Retail Properties, Inc. REIT	21,935	897,580
National Storage Affiliates Trust REIT	7,880	283,916
NexPoint Residential Trust, Inc. REIT	1,878	79,458
Office Properties Income Trust REIT	6,232	141,591
Omega Healthcare Investors, Inc. REIT	28,593	1,038,498
Park Hotels & Resorts, Inc. REIT	30,035	515,100
Pebblebrook Hotel Trust REIT	16,131	303,263
Physicians Realty Trust REIT	25,220	448,916
PotlatchDeltic Corp. REIT	8,430	421,669
Prologis, Inc. REIT	91,487	9,117,594
PS Business Parks, Inc. REIT	2,279	302,811
Public Storage REIT	18,807	4,343,101
Rayonier, Inc. REIT	17,450	512,681
Realty Income Corp. REIT	41,899	2,604,861
Regency Centers Corp. REIT	19,574	892,379
Retail Opportunity Investments Corp. REIT	15,379	205,925
Retail Properties of America, Inc. Class A REIT	26,952	230,709
Rexford Industrial Realty, Inc. REIT	15,677	769,897
RPT Realty REIT	13,557	117,268
Sabra Health Care REIT, Inc.	26,266	456,240
Safehold, Inc. REIT (b)	1,548	112,215
Saul Centers, Inc. REIT	2,277	72,135
SBA Communications Corp. REIT	13,687	3,861,513
Service Properties Trust REIT	20,914	240,302
Simon Property Group, Inc. REIT	39,289	3,350,566
SITE Centers Corp. REIT	18,990	192,179
SL Green Realty Corp. REIT (b)	8,971	534,492
Spirit Realty Capital, Inc. REIT	12,361	496,541
STORE Capital Corp. REIT	27,322	928,402
Summit Hotel Properties, Inc. REIT	13,464	121,311
Tanger Factory Outlet Centers, Inc. REIT (b)	12,969	129,171
UDR, Inc. REIT	37,202	1,429,673
Uniti Group, Inc. REIT	22,200	260,406
Universal Health Realty Income Trust REIT	1,019	65,491
Urban Edge Properties REIT	14,870	192,418

17

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT	3,796	$ 53,637
Ventas, Inc. REIT	46,731	2,291,688
Vornado Realty Trust REIT	20,136	751,878
Washington Real Estate Investment Trust	11,025	238,471
Weingarten Realty Investors REIT	15,494	335,755
Welltower, Inc. REIT	51,856	3,350,935
Weyerhaeuser Co. REIT	92,154	3,089,924
Whitestone REIT	5,173	41,229
Xenia Hotels & Resorts, Inc. REIT	14,675	223,060
		121,389,650
FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	4,160	101,962
BJ's Wholesale Club Holdings, Inc. (a)	15,878	591,932
Casey's General Stores, Inc.	4,299	767,887
Chefs' Warehouse, Inc. (a)	2,261	58,085
Costco Wholesale Corp.	54,447	20,514,541
Grocery Outlet Holding Corp. (a)	8,356	327,973
Kroger Co.	95,587	3,035,843
PriceSmart, Inc.	2,070	188,556
SpartanNash Co.	4,490	78,171
Sprouts Farmers Market, Inc. (a)	15,168	304,877
Sysco Corp.	63,072	4,683,727
United Natural Foods, Inc. (a)	6,668	106,488
Walmart, Inc.	171,196	24,677,903
Walgreens Boots Alliance, Inc.	88,985	3,548,722
		58,986,667
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	68,719	3,464,125
B&G Foods, Inc. (b)	4,309	119,489
Calavo Growers, Inc.	2,242	155,662
Cal-Maine Foods, Inc. (a)	4,417	165,814
Campbell Soup Co.	22,024	1,064,860
Conagra Brands, Inc.	60,300	2,186,478
Darling Ingredients, Inc. (a)	20,396	1,176,441
Flowers Foods, Inc.	21,792	493,153
Fresh Del Monte Produce, Inc.	4,348	104,656
General Mills, Inc.	75,434	4,435,519
Hain Celestial Group, Inc. (a)	10,371	416,396
Hershey Co.	18,242	2,778,804
Hormel Foods Corp.	35,364	1,648,316
Ingredion, Inc.	8,610	677,349
J&J Snack Foods Corp.	1,901	295,358
J.M. Smucker Co.	14,390	1,663,484
John B Sanfilippo & Son, Inc.	154	12,144
Kellogg Co.	31,825	1,980,470
Kraft Heinz Co.	79,986	2,772,315
Lamb Weston Holdings, Inc.	18,463	1,453,777
Lancaster Colony Corp.	2,046	375,912
McCormick & Co., Inc.	30,706	2,935,494
Mondelez International, Inc. Class A	177,071	10,353,341
Pilgrim's Pride Corp. (a)	6,472	126,916
Security Description	Shares	Value
Post Holdings, Inc. (a)	7,732	$ 781,009
Sanderson Farms, Inc.	2,330	308,026
Seneca Foods Corp. Class A (a)	865	34,513
Simply Good Foods Co. (a)	10,388	325,768
Tootsie Roll Industries, Inc. (b)	2,248	66,766
TreeHouse Foods, Inc. (a)	7,167	304,526
Tyson Foods, Inc. Class A	36,280	2,337,883
		45,014,764
GAS UTILITIES — 0.1%
Atmos Energy Corp.	15,167	1,447,387
Chesapeake Utilities Corp.	2,096	226,808
National Fuel Gas Co.	10,915	448,934
New Jersey Resources Corp.	10,812	384,367
Northwest Natural Holding Co.	4,182	192,330
ONE Gas, Inc.	6,394	490,867
South Jersey Industries, Inc.	11,100	239,205
Southwest Gas Holdings, Inc.	6,502	394,997
Spire, Inc.	6,497	416,068
UGI Corp.	25,716	899,031
		5,139,994
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	218,840	23,960,792
ABIOMED, Inc. (a)	5,687	1,843,725
Align Technology, Inc. (a)	8,874	4,742,088
AngioDynamics, Inc. (a)	4,207	64,493
Avanos Medical, Inc. (a)	6,205	284,685
Baxter International, Inc.	63,289	5,078,309
Becton Dickinson and Co.	35,909	8,985,150
Boston Scientific Corp. (a)	177,289	6,373,540
Cantel Medical Corp.	4,654	367,014
Cardiovascular Systems, Inc. (a)	4,562	199,633
CONMED Corp.	3,596	402,752
Cooper Cos., Inc.	6,122	2,224,245
CryoLife, Inc. (a)	4,116	97,179
Cutera, Inc. (a)	2,129	51,330
Danaher Corp.	78,029	17,333,362
DENTSPLY SIRONA, Inc.	27,481	1,438,905
DexCom, Inc. (a)	11,693	4,323,136
Edwards Lifesciences Corp. (a)	77,179	7,041,040
Glaukos Corp. (a) (b)	5,048	379,912
Globus Medical, Inc. Class A (a)	8,814	574,849
Haemonetics Corp. (a)	6,335	752,281
Heska Corp. (a) (b)	1,155	168,226
Hill-Rom Holdings, Inc.	8,454	828,238
Hologic, Inc. (a)	31,697	2,308,493
ICU Medical, Inc. (a)	2,180	467,588
IDEXX Laboratories, Inc. (a)	10,517	5,257,133
Inogen, Inc. (a) (b)	2,326	103,926
Integer Holdings Corp. (a)	4,110	333,691
Integra LifeSciences Holdings Corp. (a)	8,829	573,179
Intuitive Surgical, Inc. (a)	14,532	11,888,629
Invacare Corp.	4,431	39,657
Lantheus Holdings, Inc. (a)	8,024	108,244

18

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
LeMaitre Vascular, Inc.	2,139	$ 86,630
LivaNova PLC (a)	6,229	412,422
Masimo Corp. (a)	5,873	1,576,196
Medtronic PLC	166,175	19,465,739
Meridian Bioscience, Inc. (a)	5,391	100,758
Merit Medical Systems, Inc. (a)	6,159	341,886
Mesa Laboratories, Inc.	570	163,385
Natus Medical, Inc. (a)	4,346	87,094
Neogen Corp. (a)	6,585	522,190
NuVasive, Inc. (a)	6,240	351,499
OraSure Technologies, Inc. (a)	4,485	47,474
Orthofix Medical, Inc. (a)	2,474	106,333
Penumbra, Inc. (a) (b)	4,289	750,575
Quidel Corp. (a)	4,827	867,171
ResMed, Inc.	17,851	3,794,409
STERIS PLC	10,488	1,987,896
Stryker Corp.	40,484	9,920,199
Surmodics, Inc. (a)	2,117	92,132
Tactile Systems Technology, Inc. (a)	2,059	92,531
Teleflex, Inc.	5,789	2,382,579
Varex Imaging Corp. (a)	4,487	74,843
Varian Medical Systems, Inc. (a)	11,238	1,966,762
West Pharmaceutical Services, Inc.	9,129	2,586,337
Zimmer Biomet Holdings, Inc.	25,607	3,945,783
Zynex, Inc. (a)	1,909	25,695
		160,343,942
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a)	11,197	562,761
Addus HomeCare Corp. (a)	1,885	220,715
Amedisys, Inc. (a)	3,726	1,092,948
AmerisourceBergen Corp.	18,532	1,811,688
AMN Healthcare Services, Inc. (a)	5,158	352,034
Anthem, Inc.	30,799	9,889,251
BioTelemetry, Inc. (a)	4,344	313,116
Cardinal Health, Inc.	36,273	1,942,782
Centene Corp. (a)	71,795	4,309,854
Chemed Corp.	1,902	1,013,024
Cigna Corp.	44,699	9,305,438
Community Health Systems, Inc. (a)	14,359	106,687
CorVel Corp. (a)	413	43,778
Covetrus, Inc. (a)	13,211	379,684
Cross Country Healthcare, Inc. (a)	4,137	36,695
CVS Health Corp.	159,976	10,926,361
DaVita, Inc. (a)	9,262	1,087,359
Encompass Health Corp.	12,487	1,032,550
Ensign Group, Inc.	6,436	469,313
Fulgent Genetics, Inc. (a)	1,521	79,244
Hanger, Inc. (a)	4,596	101,066
HCA Healthcare, Inc.	32,638	5,367,646
HealthEquity, Inc. (a)	8,661	603,758
Security Description	Shares	Value
Henry Schein, Inc. (a)	17,491	$ 1,169,448
Humana, Inc.	16,356	6,710,376
Laboratory Corp. of America Holdings (a)	12,030	2,448,707
LHC Group, Inc. (a)	3,760	802,083
Magellan Health, Inc. (a)	2,930	242,721
McKesson Corp.	19,785	3,441,007
MEDNAX, Inc. (a)	10,734	263,412
Molina Healthcare, Inc. (a)	7,406	1,575,108
Owens & Minor, Inc.	9,268	250,699
Patterson Cos., Inc. (b)	10,964	324,863
Providence Service Corp. (a)	1,532	212,381
Quest Diagnostics, Inc.	16,660	1,985,372
R1 RCM, Inc. (a)	14,660	352,133
RadNet, Inc. (a)	4,492	87,909
Select Medical Holdings Corp. (a)	13,571	375,374
Tenet Healthcare Corp. (a)	13,321	531,908
The Pennant Group, Inc. (a)	3,196	185,560
Tivity Health, Inc. (a) (b)	4,600	90,114
UnitedHealth Group, Inc.	117,112	41,068,836
Universal Health Services, Inc. Class B	9,595	1,319,313
US Physical Therapy, Inc.	1,729	207,912
		114,692,988
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	20,353	293,897
Cerner Corp.	37,818	2,967,957
Computer Programs & Systems, Inc.	1,602	42,998
HealthStream, Inc. (a)	4,242	92,645
HMS Holdings Corp. (a)	10,774	395,945
NextGen Healthcare, Inc. (a)	6,752	123,156
Omnicell, Inc. (a)	4,308	517,046
Simulations Plus, Inc.	1,538	110,613
Tabula Rasa HealthCare, Inc. (a) (b)	2,019	86,494
		4,630,751
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc.	3,680	141,643
Bloomin' Brands, Inc.	10,896	211,600
Boyd Gaming Corp.	10,130	434,780
Brinker International, Inc.	4,693	265,483
Caesars Entertainment, Inc. (a)	25,438	1,889,280
Carnival Corp.	92,051	1,993,825
Cheesecake Factory, Inc. (b)	5,129	190,081
Chipotle Mexican Grill, Inc. (a)	3,382	4,689,853
Choice Hotels International, Inc.	3,658	390,418
Churchill Downs, Inc.	4,444	865,647
Chuy's Holdings, Inc. (a)	2,500	66,225
Cracker Barrel Old Country Store, Inc.	3,034	400,245
Darden Restaurants, Inc.	15,896	1,893,532

19

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Dave & Buster's Entertainment, Inc. (b)	4,115	$ 123,532
Dine Brands Global, Inc.	1,742	101,036
Domino's Pizza, Inc.	4,712	1,806,864
El Pollo Loco Holdings, Inc. (a)	2,349	42,517
Fiesta Restaurant Group, Inc. (a)	2,252	25,673
Hilton Worldwide Holdings, Inc.	34,282	3,814,215
Jack in the Box, Inc.	2,885	267,728
Las Vegas Sands Corp.	40,705	2,426,018
Marriott International, Inc. Class A	32,864	4,335,419
Marriott Vacations Worldwide Corp.	4,319	592,653
McDonald's Corp.	92,011	19,743,720
MGM Resorts International	49,078	1,546,448
Monarch Casino & Resort, Inc. (a)	1,854	113,502
Norwegian Cruise Line Holdings, Ltd. (a)	39,126	994,974
Papa John's International, Inc.	2,709	229,859
Penn National Gaming, Inc. (a) (b)	18,314	1,581,780
Red Robin Gourmet Burgers, Inc. (a)	3,820	73,459
Royal Caribbean Cruises, Ltd.	21,958	1,640,043
Ruth's Hospitality Group, Inc.	4,354	77,196
Scientific Games Corp. Class A (a)	7,049	292,463
Shake Shack, Inc. Class A (a)	3,953	335,135
Six Flags Entertainment Corp.	9,289	316,755
Starbucks Corp.	144,958	15,507,607
Texas Roadhouse, Inc.	8,182	639,505
Wendy's Co.	22,542	494,121
Wingstop, Inc.	3,778	500,774
Wyndham Destinations, Inc.	11,157	500,503
Wyndham Hotels & Resorts, Inc.	11,818	702,462
Wynn Resorts, Ltd.	12,298	1,387,583
Yum! Brands, Inc.	37,258	4,044,728
		77,690,884
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	998	175,099
Century Communities, Inc. (a)	2,203	96,447
D.R. Horton, Inc.	40,949	2,822,205
Ethan Allen Interiors, Inc.	4,129	83,447
Garmin, Ltd.	18,480	2,211,317
Helen of Troy, Ltd. (a) (b)	3,196	710,119
Installed Building Products, Inc. (a)	2,471	251,869
iRobot Corp. (a) (b)	3,496	280,694
KB Home	11,261	377,469
La-Z-Boy, Inc.	5,892	234,737
Leggett & Platt, Inc.	16,367	725,058
Lennar Corp. Class A	33,925	2,586,103
LGI Homes, Inc. (a)	2,089	221,121
M/I Homes, Inc. (a)	2,324	102,930
MDC Holdings, Inc.	6,477	314,782
Meritage Homes Corp. (a)	4,573	378,736
Security Description	Shares	Value
Mohawk Industries, Inc. (a)	7,531	$ 1,061,495
Newell Brands, Inc.	47,841	1,015,665
NVR, Inc. (a)	399	1,627,864
PulteGroup, Inc.	32,818	1,415,112
Taylor Morrison Home Corp. (a)	16,088	412,657
Tempur Sealy International, Inc. (a)	23,437	632,799
Toll Brothers, Inc.	14,530	631,619
TopBuild Corp. (a)	4,164	766,509
TRI Pointe Group, Inc. (a) (b)	16,334	281,762
Tupperware Brands Corp. (a)	6,183	200,267
Universal Electronics, Inc. (a)	1,705	89,444
Whirlpool Corp.	7,880	1,422,261
		21,129,587
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (a)	1,661	64,131
Central Garden & Pet Co. Class A (a)	4,944	179,616
Church & Dwight Co., Inc.	30,647	2,673,338
Clorox Co.	15,560	3,141,875
Colgate-Palmolive Co.	106,135	9,075,604
Energizer Holdings, Inc.	7,193	303,401
Kimberly-Clark Corp.	42,148	5,682,815
Procter & Gamble Co.	306,144	42,596,876
WD-40 Co.	1,740	462,283
		64,179,939
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	83,323	1,958,091
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	70,601	12,340,349
Carlisle Cos., Inc.	6,755	1,054,996
General Electric Co.	1,070,904	11,565,763
Honeywell International, Inc.	86,688	18,438,537
Raven Industries, Inc.	4,440	146,920
Roper Technologies, Inc.	13,004	5,605,894
		49,152,459
INSURANCE — 2.0%
Aflac, Inc.	80,704	3,588,907
Alleghany Corp.	1,812	1,093,886
Allstate Corp.	37,570	4,130,070
Ambac Financial Group, Inc. (a)	5,874	90,342
American Equity Investment Life Holding Co.	10,948	302,822
American Financial Group, Inc.	8,709	763,083
American International Group, Inc.	106,685	4,039,094
AMERISAFE, Inc.	2,242	128,758
Aon PLC Class A	28,275	5,973,659
Arthur J Gallagher & Co.	23,752	2,938,360
Assurant, Inc.	7,515	1,023,693
Assured Guaranty, Ltd.	10,211	321,544
Brighthouse Financial, Inc. (a)	11,113	402,346
Brown & Brown, Inc.	28,087	1,331,605

20

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Chubb, Ltd.	55,895	$ 8,603,358
Cincinnati Financial Corp.	18,892	1,650,594
CNO Financial Group, Inc.	17,513	389,314
eHealth, Inc. (a)	2,292	161,838
Employers Holdings, Inc.	4,372	140,735
Everest Re Group, Ltd.	5,087	1,190,816
First American Financial Corp.	13,248	683,994
Genworth Financial, Inc. Class A (a)	57,418	217,040
Globe Life, Inc.	12,115	1,150,440
Hanover Insurance Group, Inc.	4,770	557,708
Hartford Financial Services Group, Inc.	44,261	2,167,904
HCI Group, Inc.	827	43,252
Horace Mann Educators Corp.	4,474	188,087
James River Group Holdings, Ltd.	3,896	191,488
Kemper Corp.	6,917	531,433
Kinsale Capital Group, Inc.	2,209	442,087
Lincoln National Corp.	22,515	1,132,730
Loews Corp.	28,939	1,302,834
Marsh & McLennan Cos., Inc.	62,808	7,348,536
Mercury General Corp.	3,288	171,667
MetLife, Inc.	94,758	4,448,888
Old Republic International Corp.	35,891	707,412
Palomar Holdings, Inc. (a)	2,238	198,824
Primerica, Inc.	5,002	669,918
Principal Financial Group, Inc.	31,564	1,565,890
ProAssurance Corp.	8,227	146,358
Progressive Corp.	72,474	7,166,229
Prudential Financial, Inc.	48,987	3,824,415
Reinsurance Group of America, Inc.	8,226	953,393
RenaissanceRe Holdings, Ltd.	5,644	935,888
RLI Corp.	5,014	522,208
Safety Insurance Group, Inc.	2,130	165,927
Selective Insurance Group, Inc.	6,695	448,431
Stewart Information Services Corp.	2,327	112,534
Third Point Reinsurance, Ltd. (a)	10,461	99,589
Travelers Cos., Inc.	31,267	4,388,949
Trupanion, Inc. (a)	3,808	455,856
United Fire Group, Inc.	2,298	57,680
United Insurance Holdings Corp.	2,349	13,436
Universal Insurance Holdings, Inc.	4,337	65,532
Unum Group	25,832	592,586
Willis Towers Watson PLC	15,932	3,356,554
WR Berkley Corp.	17,747	1,178,756
		86,469,277
INTERACTIVE MEDIA & SERVICES — 5.0%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	37,047	64,930,054
Alphabet, Inc. Class C (a)	35,767	62,659,492
Facebook, Inc. Class A (a)	296,234	80,919,279
QuinStreet, Inc. (a)	5,950	127,568
TripAdvisor, Inc. (a)	12,183	350,627
Security Description	Shares	Value
Twitter, Inc. (a)	97,865	$ 5,299,390
Yelp, Inc. (a)	6,581	215,001
		214,501,475
INTERNET & DIRECT MARKETING RETAIL — 4.5%
Amazon.com, Inc. (a)	52,626	171,399,198
Booking Holdings, Inc. (a)	4,999	11,134,123
eBay, Inc.	80,908	4,065,627
Etsy, Inc. (a)	15,184	2,701,386
Expedia Group, Inc.	16,795	2,223,658
GrubHub, Inc. (a)	9,778	726,212
Liquidity Services, Inc. (a)	3,290	52,344
PetMed Express, Inc. (b)	2,273	72,872
Shutterstock, Inc.	2,606	186,850
Stamps.com, Inc. (a)	2,030	398,266
		192,960,536
IT SERVICES — 5.2%
Accenture PLC Class A	78,271	20,445,168
Akamai Technologies, Inc. (a)	20,458	2,147,885
Alliance Data Systems Corp.	5,188	384,431
Automatic Data Processing, Inc.	53,065	9,350,053
BM Technologies, Inc. (a)	676	8,450
Broadridge Financial Solutions, Inc.	14,243	2,182,028
CACI International, Inc. Class A (a)	3,177	792,121
Cardtronics PLC Class A (a)	4,530	159,909
Cognizant Technology Solutions Corp. Class A	66,211	5,425,991
Concentrix Corp. (a)	5,221	515,313
CSG Systems International, Inc.	4,392	197,947
DXC Technology Co.	32,278	831,159
EVERTEC, Inc.	7,550	296,866
ExlService Holdings, Inc. (a)	4,282	364,527
Fidelity National Information Services, Inc.	76,783	10,861,723
Fiserv, Inc. (a)	68,857	7,840,058
FleetCor Technologies, Inc. (a)	10,320	2,815,606
Gartner, Inc. (a)	11,215	1,796,531
Global Payments, Inc.	37,091	7,990,143
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	109,098	13,733,256
Jack Henry & Associates, Inc.	9,629	1,559,802
KBR, Inc.	17,944	555,008
Leidos Holdings, Inc.	16,819	1,768,013
LiveRamp Holdings, Inc. (a)	8,293	606,965
ManTech International Corp. Class A	2,438	216,836
Mastercard, Inc. Class A	108,614	38,768,681
MAXIMUS, Inc.	7,915	579,299
NIC, Inc.	8,465	218,651
Paychex, Inc.	39,530	3,683,405
PayPal Holdings, Inc. (a)	144,668	33,881,246

21

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Perficient, Inc. (a)	4,141	$ 197,319
Perspecta, Inc.	17,725	426,818
Sabre Corp.	35,108	421,998
Science Applications International Corp.	6,910	653,962
Sykes Enterprises, Inc. (a)	5,281	198,935
TTEC Holdings, Inc.	2,183	159,206
Unisys Corp. (a)	836	16,452
VeriSign, Inc. (a)	12,383	2,679,681
Virtusa Corp. (a)	3,807	194,652
Visa, Inc. Class A	209,370	45,795,500
Western Union Co.	51,720	1,134,737
WEX, Inc. (a)	5,498	1,119,008
		222,975,339
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	9,884	753,556
Callaway Golf Co.	11,908	285,911
Hasbro, Inc.	16,079	1,504,030
Mattel, Inc. (a)	43,852	765,217
Polaris, Inc.	7,255	691,256
Sturm Ruger & Co., Inc.	2,212	143,935
Vista Outdoor, Inc. (a)	7,380	175,349
YETI Holdings, Inc. (a)	9,259	633,964
		4,953,218
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	37,783	4,476,908
Bio-Rad Laboratories, Inc. Class A (a)	2,563	1,494,075
Bio-Techne Corp.	4,744	1,506,457
Charles River Laboratories International, Inc. (a)	5,560	1,389,221
Illumina, Inc. (a)	18,065	6,684,050
IQVIA Holdings, Inc. (a)	23,483	4,207,449
Luminex Corp.	5,808	134,281
Medpace Holdings, Inc. (a)	3,433	477,874
Mettler-Toledo International, Inc. (a)	2,968	3,382,570
NeoGenomics, Inc. (a)	10,765	579,588
PerkinElmer, Inc.	13,804	1,980,874
PRA Health Sciences, Inc. (a)	8,084	1,014,057
Repligen Corp. (a)	6,006	1,150,930
Syneos Health, Inc. (a)	8,948	609,627
Thermo Fisher Scientific, Inc.	48,942	22,796,205
Waters Corp. (a)	7,781	1,925,175
		53,809,341
MACHINERY — 2.0%
AGCO Corp.	7,706	794,412
Alamo Group, Inc.	1,171	161,539
Albany International Corp. Class A	3,954	290,303
Astec Industries, Inc.	2,123	122,879
Barnes Group, Inc.	6,351	321,932
Caterpillar, Inc.	66,465	12,097,959
Security Description	Shares	Value
Chart Industries, Inc. (a)	4,445	$ 523,577
CIRCOR International, Inc. (a)	2,172	83,492
Colfax Corp. (a)	12,438	475,629
Crane Co.	6,283	487,938
Cummins, Inc.	18,237	4,141,623
Deere & Co.	38,796	10,438,064
Donaldson Co., Inc.	15,929	890,113
Dover Corp.	17,836	2,251,795
Enerpac Tool Group Corp.	8,140	184,045
EnPro Industries, Inc.	2,652	200,279
ESCO Technologies, Inc.	3,238	334,226
Federal Signal Corp.	7,657	253,983
Flowserve Corp.	16,869	621,623
Fortive Corp.	41,643	2,949,157
Franklin Electric Co., Inc.	4,838	334,838
Graco, Inc.	21,044	1,522,533
Greenbrier Cos., Inc.	4,184	152,214
Hillenbrand, Inc.	9,424	375,075
IDEX Corp.	9,545	1,901,364
Illinois Tool Works, Inc.	35,685	7,275,458
Ingersoll Rand, Inc. (a)	44,561	2,030,199
ITT, Inc.	10,921	841,135
John Bean Technologies Corp.	4,014	457,074
Kennametal, Inc.	10,457	378,962
Lincoln Electric Holdings, Inc.	7,446	865,598
Lindsay Corp.	1,330	170,852
Lydall, Inc. (a)	2,126	63,844
Meritor, Inc. (a)	9,220	257,330
Middleby Corp. (a)	7,036	907,081
Mueller Industries, Inc.	7,520	264,027
Nordson Corp.	5,953	1,196,255
Oshkosh Corp.	8,588	739,169
Otis Worldwide Corp.	50,258	3,394,928
PACCAR, Inc.	42,744	3,687,952
Parker-Hannifin Corp.	15,934	4,340,581
Pentair PLC	20,928	1,111,068
Proto Labs, Inc. (a)	3,326	510,208
Snap-on, Inc.	6,686	1,144,242
SPX Corp. (a)	5,706	311,205
SPX FLOW, Inc. (a)	5,386	312,173
Standex International Corp.	1,911	148,141
Stanley Black & Decker, Inc.	19,610	3,501,562
Tennant Co.	2,202	154,514
Terex Corp.	9,198	320,918
Timken Co.	8,547	661,196
Titan International, Inc.	8,649	42,034
Toro Co.	13,485	1,278,917
Trinity Industries, Inc. (b)	10,702	282,426
Wabash National Corp.	7,447	128,312
Watts Water Technologies, Inc. Class A	3,504	426,437
Westinghouse Air Brake Technologies Corp.	22,124	1,619,477
Woodward, Inc.	7,136	867,238
Xylem, Inc.	22,275	2,267,372
		83,868,477

22

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MARINE — 0.0% (d)
Kirby Corp. (a)	6,676	$ 346,017
Matson, Inc.	5,466	311,398
SEACOR Holdings, Inc. (a)	2,298	95,252
		752,667
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	3,681	131,669
Cable One, Inc.	576	1,283,167
Charter Communications, Inc. Class A (a)	18,054	11,943,624
Comcast Corp. Class A	563,784	29,542,282
Discovery, Inc. Class A (a) (b)	20,174	607,036
Discovery, Inc. Class C (a)	36,560	957,506
DISH Network Corp. Class A (a)	31,269	1,011,239
EW Scripps Co. Class A	8,663	132,457
Fox Corp. Class A	41,663	1,213,227
Fox Corp. Class B (a)	19,121	552,214
Gannett Co., Inc. (a) (b)	10,910	36,658
Interpublic Group of Cos., Inc.	49,033	1,153,256
John Wiley & Sons, Inc. Class A	5,488	250,582
Meredith Corp. (b)	6,373	122,362
New York Times Co. Class A	17,380	899,763
News Corp. Class A	49,198	884,088
News Corp. Class B	15,297	271,828
Omnicom Group, Inc.	26,562	1,656,672
Scholastic Corp.	4,328	108,200
Taptica International, Ltd. (a)	1,016	5,444
TechTarget, Inc. (a)	2,975	175,852
TEGNA, Inc.	27,556	384,406
ViacomCBS, Inc. Class B	69,248	2,580,180
		55,903,712
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a)	16,535	277,292
Arconic Corp. (a)	12,226	364,335
Carpenter Technology Corp.	6,486	188,872
Century Aluminum Co. (a)	6,571	72,478
Cleveland-Cliffs, Inc. (b)	47,847	696,652
Commercial Metals Co.	15,095	310,051
Compass Minerals International, Inc.	4,398	271,445
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	—
Freeport-McMoRan, Inc.	179,920	4,681,518
Haynes International, Inc.	2,087	49,754
Kaiser Aluminum Corp.	2,212	218,767
Materion Corp.	2,266	144,390
Newmont Corp.	99,521	5,960,313
Nucor Corp.	37,278	1,982,817
Olympic Steel, Inc.	2,039	27,180
Reliance Steel & Aluminum Co.	8,012	959,437
Royal Gold, Inc.	8,206	872,790
Steel Dynamics, Inc.	25,134	926,691
SunCoke Energy, Inc.	2,194	9,544
Security Description	Shares	Value
TimkenSteel Corp. (a)	1,787	$ 8,345
United States Steel Corp. (b)	25,355	425,203
Warrior Met Coal, Inc.	4,412	94,064
Worthington Industries, Inc.	4,648	238,628
		18,780,566
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	14,819	165,528
ARMOUR Residential REIT, Inc.	6,718	72,487
Capstead Mortgage Corp. REIT	12,341	71,701
Granite Point Mortgage Trust, Inc. REIT	5,593	55,874
Invesco Mortgage Capital, Inc. REIT (b)	19,332	65,342
KKR Real Estate Finance Trust, Inc. REIT	4,744	85,013
New York Mortgage Trust, Inc. REIT	40,408	149,106
PennyMac Mortgage Investment Trust REIT	12,809	225,310
Ready Capital Corp. REIT (b)	7,701	95,878
Redwood Trust, Inc. REIT	14,332	125,835
		1,112,074
MULTI-UTILITIES — 0.8%
Ameren Corp.	30,552	2,384,889
Avista Corp.	8,616	345,846
Black Hills Corp.	7,712	473,902
CenterPoint Energy, Inc.	63,722	1,378,944
CMS Energy Corp.	35,340	2,156,093
Consolidated Edison, Inc.	42,609	3,079,353
Dominion Energy, Inc.	101,048	7,598,810
DTE Energy Co.	23,860	2,896,843
MDU Resources Group, Inc.	25,505	671,802
NiSource, Inc.	48,029	1,101,785
NorthWestern Corp.	6,587	384,088
Public Service Enterprise Group, Inc.	62,504	3,643,983
Sempra Energy	35,730	4,552,359
WEC Energy Group, Inc.	38,899	3,579,875
		34,248,572
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	4,875	209,284
Dollar General Corp.	30,347	6,381,974
Dollar Tree, Inc. (a)	29,020	3,135,321
Kohl's Corp.	19,870	808,511
Macy's, Inc. (b)	39,089	439,751
Nordstrom, Inc. (b)	13,663	426,422
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,548	535,430
Target Corp.	61,125	10,790,396
		22,727,089
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp. (b)	36,116	278,454

23

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Apache Corp.	47,608	$ 675,557
Battalion Oil Corp. (a)	52	432
Bonanza Creek Energy, Inc. (a)	2,269	43,860
Cabot Oil & Gas Corp.	50,418	820,805
Callon Petroleum Co. (a) (b)	5,165	67,971
Chevron Corp.	237,687	20,072,667
Cimarex Energy Co.	13,303	498,996
CNX Resources Corp. (a)	28,227	304,852
Concho Resources, Inc.	24,216	1,413,004
ConocoPhillips	132,249	5,288,637
CONSOL Energy, Inc. (a)	4,359	31,428
Devon Energy Corp.	48,139	761,078
Diamondback Energy, Inc.	19,907	963,499
Dorian LPG, Ltd. (a)	4,419	53,868
EOG Resources, Inc.	71,988	3,590,042
EQT Corp.	36,541	464,436
Equitrans Midstream Corp.	50,155	403,246
Exxon Mobil Corp.	522,105	21,521,168
Green Plains, Inc. (a)	6,350	83,629
Hess Corp.	33,147	1,749,830
HollyFrontier Corp.	18,912	488,875
Kinder Morgan, Inc.	240,434	3,286,733
Laredo Petroleum, Inc. (a) (b)	1,360	26,792
Marathon Oil Corp.	101,266	675,444
Marathon Petroleum Corp.	80,287	3,320,670
Matador Resources Co. (a)	13,480	162,569
Murphy Oil Corp. (b)	18,447	223,209
Occidental Petroleum Corp.	103,802	1,796,813
ONEOK, Inc.	53,054	2,036,212
Par Pacific Holdings, Inc. (a)	6,514	91,066
PBF Energy, Inc. Class A	15,146	107,537
PDC Energy, Inc. (a)	12,310	252,724
Penn Virginia Corp. (a) (b)	2,129	21,609
Phillips 66	53,890	3,769,067
Pioneer Natural Resources Co.	20,291	2,310,942
QEP Resources, Inc.	32,773	78,327
Range Resources Corp.	33,839	226,721
Renewable Energy Group, Inc. (a)	4,486	317,699
REX American Resources Corp. (a)	142	10,433
SM Energy Co.	14,963	91,574
Southwestern Energy Co. (a)	81,932	244,157
Talos Energy, Inc. (a) (b)	2,419	19,933
Valero Energy Corp.	50,388	2,850,449
Williams Cos., Inc.	149,806	3,003,610
World Fuel Services Corp.	7,920	246,787
WPX Energy, Inc. (a)	53,408	435,275
		85,182,686
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	2,121	80,068
Domtar Corp.	6,858	217,056
Glatfelter Corp.	6,484	106,208
Louisiana-Pacific Corp.	13,757	511,348
Mercer International, Inc.	4,392	45,018
Neenah, Inc.	2,210	122,257
Security Description	Shares	Value
Schweitzer-Mauduit International, Inc.	4,154	$ 167,032
		1,248,987
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	34,971	245,496
Edgewell Personal Care Co.	6,894	238,394
Estee Lauder Cos., Inc. Class A	28,046	7,465,565
Inter Parfums, Inc.	2,190	132,473
Medifast, Inc.	1,427	280,177
Nu Skin Enterprises, Inc. Class A	6,509	355,587
USANA Health Sciences, Inc. (a)	1,506	116,113
		8,833,805
PHARMACEUTICALS — 3.6%
Amphastar Pharmaceuticals, Inc. (a)	4,408	88,645
ANI Pharmaceuticals, Inc. (a)	154	4,472
Bristol-Myers Squibb Co.	279,021	17,307,673
Catalent, Inc. (a)	20,714	2,155,706
Corcept Therapeutics, Inc. (a)	13,154	344,109
Elanco Animal Health, Inc. (e)	6,058	—
Eli Lilly & Co.	98,026	16,550,710
Endo International PLC (a)	26,019	186,816
Innoviva, Inc. (a)	7,717	95,614
Jazz Pharmaceuticals PLC (a)	6,980	1,152,049
Johnson & Johnson	325,024	51,152,277
Lannett Co., Inc. (a) (b)	2,314	15,087
Merck & Co., Inc.	312,343	25,549,657
Nektar Therapeutics (a)	23,917	406,589
Pacira BioSciences, Inc. (a)	5,523	330,496
Perrigo Co. PLC	17,432	779,559
Pfizer, Inc.	686,266	25,261,451
Phibro Animal Health Corp. Class A	2,280	44,278
Prestige Consumer Healthcare, Inc. (a)	6,707	233,873
Supernus Pharmaceuticals, Inc. (a)	6,342	159,565
Viatris, Inc. (a)	148,995	2,792,166
Zoetis, Inc.	58,799	9,731,235
		154,342,027
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	6,276	524,234
CoreLogic, Inc.	8,848	684,127
Equifax, Inc.	15,006	2,893,757
Exponent, Inc.	6,533	588,166
Forrester Research, Inc. (a)	1,971	82,585
FTI Consulting, Inc. (a)	4,128	461,180
Heidrick & Struggles International, Inc.	2,424	71,217
IHS Markit, Ltd.	46,056	4,137,210
Insperity, Inc.	4,470	363,947
Kelly Services, Inc. Class A	4,296	88,369
Korn Ferry	6,598	287,013
ManpowerGroup, Inc.	7,304	658,675
Nielsen Holdings PLC	44,957	938,253

24

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Resources Connection, Inc.	4,228	$ 53,146
Robert Half International, Inc.	14,397	899,525
TrueBlue, Inc. (a)	6,220	116,252
Verisk Analytics, Inc.	20,091	4,170,691
		17,018,347
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	41,419	2,597,800
Jones Lang LaSalle, Inc.	6,526	968,263
Marcus & Millichap, Inc. (a)	2,879	107,185
RE/MAX Holdings, Inc. Class A	2,462	89,444
Realogy Holdings Corp. (a)	16,013	210,091
St. Joe Co. (b)	3,929	166,786
		4,139,569
ROAD & RAIL — 1.0%
ArcBest Corp.	3,480	148,492
Avis Budget Group, Inc. (a)	6,610	246,553
CSX Corp.	94,725	8,596,294
Heartland Express, Inc.	6,598	119,424
JB Hunt Transport Services, Inc.	10,501	1,434,962
Kansas City Southern	11,567	2,361,172
Knight-Swift Transportation Holdings, Inc.	13,821	577,994
Landstar System, Inc.	4,829	650,273
Marten Transport, Ltd.	6,722	115,820
Norfolk Southern Corp.	31,403	7,461,667
Old Dominion Freight Line, Inc.	11,881	2,318,933
Ryder System, Inc.	6,688	413,051
Saia, Inc. (a)	3,238	585,430
Union Pacific Corp.	82,598	17,198,555
Werner Enterprises, Inc.	6,632	260,107
		42,488,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.1%
Advanced Energy Industries, Inc. (a)	4,394	426,086
Advanced Micro Devices, Inc. (a)	148,454	13,614,716
Analog Devices, Inc.	45,797	6,765,591
Applied Materials, Inc.	113,111	9,761,479
Axcelis Technologies, Inc. (a)	2,326	67,733
Broadcom, Inc.	49,959	21,874,548
Brooks Automation, Inc.	9,335	633,380
CEVA, Inc. (a)	2,393	108,882
Cirrus Logic, Inc. (a)	7,261	596,854
CMC Materials, Inc.	3,652	552,548
Cohu, Inc.	4,891	186,738
Cree, Inc. (a)	13,094	1,386,655
Diodes, Inc. (a)	4,298	303,009
DSP Group, Inc. (a)	1,927	31,969
Enphase Energy, Inc. (a)	15,621	2,741,017
First Solar, Inc. (a)	10,670	1,055,476
FormFactor, Inc. (a)	9,699	417,251
Ichor Holdings, Ltd. (a)	1,937	58,391
Intel Corp.	505,961	25,206,977
Security Description	Shares	Value
KLA Corp.	19,140	$ 4,955,537
Kulicke & Soffa Industries, Inc.	7,910	251,617
Lam Research Corp.	17,794	8,403,572
Maxim Integrated Products, Inc.	33,021	2,927,312
MaxLinear, Inc. (a) (b)	8,608	328,740
Microchip Technology, Inc.	30,799	4,253,650
Micron Technology, Inc. (a)	137,885	10,366,194
MKS Instruments, Inc.	6,438	968,597
Monolithic Power Systems, Inc.	5,078	1,859,716
NVIDIA Corp.	76,391	39,891,380
Onto Innovation, Inc. (a)	5,699	270,988
PDF Solutions, Inc. (a)	3,949	85,298
Photronics, Inc. (a)	8,407	93,822
Power Integrations, Inc.	6,012	492,142
Qorvo, Inc. (a)	14,073	2,339,918
QUALCOMM, Inc.	139,645	21,273,519
Rambus, Inc. (a)	15,220	265,741
Semtech Corp. (a)	8,212	592,003
Silicon Laboratories, Inc. (a)	5,559	707,883
Skyworks Solutions, Inc.	20,521	3,137,251
SMART Global Holdings, Inc. (a)	1,674	62,993
SolarEdge Technologies, Inc. (a)	6,322	2,017,477
Synaptics, Inc. (a)	4,345	418,858
Teradyne, Inc.	20,545	2,463,140
Texas Instruments, Inc.	113,309	18,597,406
Ultra Clean Holdings, Inc. (a)	4,432	138,057
Universal Display Corp.	5,389	1,238,392
Veeco Instruments, Inc. (a)	6,244	108,396
Xilinx, Inc.	30,368	4,305,271
		218,604,170
SOFTWARE — 8.2%
8x8, Inc. (a)	13,088	451,143
ACI Worldwide, Inc. (a)	14,714	565,459
Adobe, Inc. (a)	58,982	29,498,078
Agilysys, Inc. (a)	2,319	89,003
Alarm.com Holdings, Inc. (a)	5,135	531,216
ANSYS, Inc. (a)	10,585	3,850,823
Autodesk, Inc. (a)	27,222	8,311,965
Blackbaud, Inc.	6,438	370,571
Bottomline Technologies DE, Inc. (a)	4,494	237,014
Cadence Design Systems, Inc. (a)	34,390	4,691,828
CDK Global, Inc.	15,434	799,944
Ceridian HCM Holding, Inc. (a)	16,417	1,749,396
Citrix Systems, Inc.	14,242	1,852,884
CommVault Systems, Inc. (a)	6,271	347,225
Ebix, Inc. (b)	3,560	135,173
Fair Isaac Corp. (a)	3,604	1,841,788
Fortinet, Inc. (a)	16,662	2,474,807
InterDigital, Inc.	3,800	230,584
Intuit, Inc.	32,518	12,351,962
J2 Global, Inc. (a)	4,948	483,370
LivePerson, Inc. (a) (b)	7,838	487,759
Manhattan Associates, Inc. (a)	7,939	835,024
Microsoft Corp.	932,178	207,335,031

25

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MicroStrategy, Inc. Class A (a)	808	$ 313,948
NortonLifeLock, Inc.	73,514	1,527,621
OneSpan, Inc. (a)	4,327	89,482
Oracle Corp.	234,166	15,148,199
Paycom Software, Inc. (a)	6,044	2,733,399
Paylocity Holding Corp. (a)	4,579	942,862
Progress Software Corp.	5,950	268,881
PTC, Inc. (a)	13,242	1,583,876
Qualys, Inc. (a)	4,241	516,851
SailPoint Technologies Holding, Inc. (a) (b)	11,406	607,255
salesforce.com, Inc. (a)	112,968	25,138,769
ServiceNow, Inc. (a)	23,852	13,128,856
SPS Commerce, Inc. (a)	4,396	477,362
Synopsys, Inc. (a)	18,870	4,891,859
Teradata Corp. (a) (b)	13,511	303,592
Tyler Technologies, Inc. (a)	4,852	2,117,995
Xperi Holding Corp.	11,663	243,757
		349,556,611
SPECIALTY RETAIL — 2.3%
Aaron's Co., Inc. (a)	5,060	95,938
Abercrombie & Fitch Co. Class A	6,350	129,286
Advance Auto Parts, Inc.	8,547	1,346,238
American Eagle Outfitters, Inc. (b)	19,642	394,215
America's Car-Mart, Inc. (a)	900	98,856
Asbury Automotive Group, Inc. (a)	2,437	355,168
AutoNation, Inc. (a)	7,407	516,935
AutoZone, Inc. (a)	2,852	3,380,875
Barnes & Noble Education, Inc. (a)	3,697	17,191
Bed Bath & Beyond, Inc. (b)	16,060	285,226
Best Buy Co., Inc.	28,492	2,843,217
Boot Barn Holdings, Inc. (a)	2,093	90,752
Buckle, Inc. (b)	3,591	104,857
Caleres, Inc.	6,424	100,536
CarMax, Inc. (a)	20,633	1,948,993
Cato Corp. Class A	4,861	46,617
Chico's FAS, Inc.	31,455	50,013
Children's Place, Inc. (b)	2,299	115,180
Conn's, Inc. (a)	2,458	28,734
Designer Brands, Inc. Class A (b)	10,855	83,041
Dick's Sporting Goods, Inc.	8,212	461,596
Five Below, Inc. (a)	6,665	1,166,242
Foot Locker, Inc.	12,906	521,919
GameStop Corp. Class A (a) (b)	7,079	133,368
Gap, Inc.	26,063	526,212
Genesco, Inc. (a)	1,795	54,012
Group 1 Automotive, Inc.	2,210	289,819
Guess?, Inc. (b)	4,597	103,984
Haverty Furniture Cos., Inc.	2,217	61,344
Hibbett Sports, Inc. (a)	2,116	97,717
Home Depot, Inc.	132,896	35,299,835
L Brands, Inc.	29,414	1,093,907
Lithia Motors, Inc. Class A	2,481	726,114
Lowe's Cos., Inc.	90,515	14,528,563
Security Description	Shares	Value
Lumber Liquidators Holdings, Inc. (a)	3,647	$ 112,109
MarineMax, Inc. (a)	2,350	82,320
Michaels Cos., Inc. (a) (b)	9,160	119,172
Monro, Inc.	4,502	239,957
Murphy USA, Inc.	3,013	394,311
ODP Corp.	5,453	159,773
O'Reilly Automotive, Inc. (a)	8,951	4,050,954
Rent-A-Center, Inc.	4,488	171,846
RH (a) (b)	1,983	887,432
Ross Stores, Inc.	44,085	5,414,079
Sally Beauty Holdings, Inc. (a) (b)	17,085	222,788
Shoe Carnival, Inc.	1,694	66,371
Signet Jewelers, Ltd. (b)	6,593	179,791
Sleep Number Corp. (a)	3,528	288,802
Sonic Automotive, Inc. Class A (b)	3,072	118,487
Tiffany & Co.	13,580	1,785,091
TJX Cos., Inc.	148,667	10,152,469
Tractor Supply Co.	14,650	2,059,497
Ulta Beauty, Inc. (a)	6,925	1,988,583
Urban Outfitters, Inc. (a)	8,400	215,040
Williams-Sonoma, Inc.	9,595	977,155
Zumiez, Inc. (a)	2,606	95,849
		96,878,376
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
3D Systems Corp. (a) (b)	10,838	113,582
Apple, Inc.	1,970,800	261,505,452
Diebold Nixdorf, Inc. (a)	10,519	112,133
Hewlett Packard Enterprise Co.	158,891	1,882,858
HP, Inc.	169,566	4,169,628
NCR Corp. (a) (b)	16,317	613,030
NetApp, Inc.	28,112	1,862,139
Seagate Technology PLC	28,159	1,750,364
Western Digital Corp.	38,293	2,121,049
Xerox Holdings Corp.	20,581	477,273
		274,607,508
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (a)	19,050	800,100
Carter's, Inc.	5,640	530,555
Columbia Sportswear Co.	4,018	351,093
Crocs, Inc. (a)	8,553	535,931
Deckers Outdoor Corp. (a)	3,514	1,007,745
Fossil Group, Inc. (a)	8,568	74,285
G-III Apparel Group, Ltd. (a)	6,443	152,957
Hanesbrands, Inc.	42,992	626,823
Kontoor Brands, Inc. (a) (b)	5,936	240,764
Movado Group, Inc.	2,190	36,398
NIKE, Inc. Class B	154,949	21,920,635
Oxford Industries, Inc.	2,190	143,467
PVH Corp.	8,954	840,691
Ralph Lauren Corp.	6,308	654,392
Skechers U.S.A., Inc. Class A (a)	15,699	564,222
Steven Madden, Ltd.	9,815	346,666

26

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tapestry, Inc.	34,888	$ 1,084,319
Under Armour, Inc. Class A (a)	24,997	429,199
Under Armour, Inc. Class C (a)	24,560	365,453
Unifi, Inc. (a)	2,187	38,797
Vera Bradley, Inc. (a)	2,692	21,428
VF Corp.	39,484	3,372,328
Wolverine World Wide, Inc.	10,229	319,656
		34,457,904
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	6,827	256,217
Capitol Federal Financial, Inc.	16,256	203,200
Essent Group, Ltd.	12,676	547,603
Flagstar Bancorp, Inc.	6,256	254,995
HomeStreet, Inc.	3,465	116,944
Meta Financial Group, Inc.	4,436	162,180
MGIC Investment Corp.	42,592	534,530
Mr Cooper Group, Inc. (a)	9,000	279,270
New York Community Bancorp, Inc.	59,399	626,659
NMI Holdings, Inc. Class A (a)	6,403	145,028
Northfield Bancorp, Inc.	6,702	82,636
Northwest Bancshares, Inc.	13,460	171,480
Provident Financial Services, Inc.	8,745	157,060
TrustCo Bank Corp. NY	12,777	85,223
Walker & Dunlop, Inc.	3,654	336,241
Washington Federal, Inc.	10,111	260,257
		4,219,523
TOBACCO — 0.6%
Altria Group, Inc.	230,103	9,434,223
Philip Morris International, Inc.	192,274	15,918,365
Universal Corp.	1,638	79,623
Vector Group, Ltd.	14,786	172,257
		25,604,468
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	4,854	378,563
Boise Cascade Co.	4,481	214,192
DXP Enterprises, Inc. (a)	2,003	44,527
Fastenal Co.	70,900	3,462,047
Foundation Building Materials, Inc. (a)	2,360	45,336
GATX Corp.	4,378	364,162
GMS, Inc. (a)	4,262	129,906
MSC Industrial Direct Co., Inc. Class A	5,825	491,572
NOW, Inc. (a)	7,284	52,299
United Rentals, Inc. (a)	9,039	2,096,235
Univar Solutions, Inc. (a)	22,221	422,421
Veritiv Corp. (a)	2,065	42,931
W.W. Grainger, Inc.	5,547	2,265,062
Watsco, Inc.	4,148	939,729
WESCO International, Inc. (a)	2	157
		10,949,139
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	4,613	$ 366,780
American Water Works Co., Inc.	22,395	3,436,961
California Water Service Group	6,344	342,766
Essential Utilities, Inc.	27,533	1,302,035
		5,448,542
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	22,899
Shenandoah Telecommunications Co.	6,355	274,854
Spok Holdings, Inc.	2,283	25,410
Telephone & Data Systems, Inc.	13,238	245,829
T-Mobile US, Inc. (a)	72,192	9,735,091
		10,304,083
TOTAL COMMON STOCKS (Cost $3,486,838,522)		4,266,622,574
PREFERRED STOCKS — 0.0% (d)
MEDIA — 0.0% (d)
Liberty Broadband Corp. 7.00% (Cost $14)	1	28
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
WESCO International, Inc. 10.63% (Cost $150)	7	219
TOTAL PREFERRED STOCKS (Cost $164)		247
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (CVR) (a)	2,364	2,080
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
		2,555
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	875	75
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	1,318	132
TOTAL RIGHTS (Cost $2,080)		2,762
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	310	—
Battalion Oil Corp. (expiring 10/08/22) (a)	248	—

27

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22) (a)	398	$ —
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	7,359,159	7,360,631
State Street Navigator Securities Lending Portfolio II (c) (h)	8,724,551	8,724,551
TOTAL SHORT-TERM INVESTMENTS (Cost $16,084,917)		16,085,182
TOTAL INVESTMENTS — 100.1% (Cost $3,502,925,683)		4,282,710,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,327,319)
NET ASSETS — 100.0%		$ 4,277,383,446

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	03/19/2021	$8,769,832	$8,997,120	$227,288
E-Mini Russell 2000 Index (long)	1	03/19/2021	95,517	98,740	3,223
E-mini S&P MidCap 400 Index (long)	3	03/19/2021	672,607	691,050	18,443
Total unrealized appreciation/depreciation on open futures contracts.					$248,954
During the period ended December 31, 2020, average notional value related to futures contracts was $8,765,109.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 4,266,599,611	$22,963	$ 0(a)	$4,266,622,574
Preferred Stocks	247	—	—	247
Rights	—	2,762	—	2,762
Warrants	—	0(b)	—	0
Short-Term Investments	16,085,182	—	—	16,085,182
TOTAL INVESTMENTS	$4,282,685,040	$25,725	$ 0	$4,282,710,765
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	248,954	—	—	248,954
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 248,954	$ —	$—	$ 248,954
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,282,933,994	$25,725	$—	$4,282,959,719
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
28

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(b)	The Fund held Level 2 securities that were valued at $0 at December 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	43,065	$ 2,736,781	$ 343,310	$ 307,943	$ 3,649	$396,610	43,589	$ 3,172,407	$44,786
State Street Institutional Liquid Reserves Fund, Premier Class	3,411,166	3,412,531	50,160,650	46,210,505	(2,004)	(41)	7,359,159	7,360,631	4,618
State Street Navigator Securities Lending Portfolio II	7,437,155	7,437,155	26,782,670	25,495,274	—	—	8,724,551	8,724,551	48,490
Total		$13,586,467	$77,286,630	$72,013,722	$ 1,645	$396,569		$19,257,589	$97,894
29	ARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 8,674,000	$ 9,166,770
Lamar Media Corp.:
3.75%, 2/15/2028 (b)	6,979,000	7,163,595
4.00%, 2/15/2030 (b)	6,653,000	6,901,822
5.75%, 2/1/2026	7,760,000	8,012,200
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	10,813,000	10,959,084
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	5,964,000	6,078,389
5.00%, 8/15/2027 (a)	7,574,000	7,770,848
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a) (b)	13,063,000	14,466,358
		70,519,066
AEROSPACE & DEFENSE — 2.0%
Bombardier, Inc. 8.75%, 12/1/2021 (a) (b)	5,051,000	5,252,484
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	6,274,000	6,073,044
Howmet Aerospace, Inc. 6.88%, 5/1/2025	14,601,000	17,221,149
Moog, Inc. 4.25%, 12/15/2027 (a)	6,455,000	6,750,510
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	13,089,000	14,493,581
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	8,395,000	8,443,943
5.38%, 5/1/2026 (a)	6,503,000	6,704,853
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	8,026,000	7,910,426
5.50%, 1/15/2025 (a)	6,563,000	6,918,452
7.50%, 4/15/2025 (a)	14,162,000	15,247,517
SSL Robotics LLC 9.75%, 12/31/2023 (a)	10,785,000	12,192,335
TransDigm, Inc.:
5.50%, 11/15/2027 (b)	31,832,000	33,483,126
6.25%, 3/15/2026 (a)	53,270,000	56,766,643
6.38%, 6/15/2026	12,523,000	12,962,557
7.50%, 3/15/2027 (b)	7,119,000	7,623,239
8.00%, 12/15/2025 (a)	12,417,000	13,706,505
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	6,586,000	6,514,410
8.88%, 6/1/2024 (a) (b)	8,985,000	9,859,690
		248,124,464
Security Description	Principal Amount	Value
AGRICULTURE — 0.4%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	$ 5,719,000	$ 6,078,039
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	9,266,000	9,943,159
7.00%, 1/15/2026 (a)	12,115,000	13,075,720
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	10,887,000	11,064,131
10.50%, 11/1/2026 (a)	6,637,000	7,169,088
		47,330,137
AIRLINES — 0.9%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	6,014,000	4,616,647
5.00%, 6/1/2022 (a) (b)	8,890,000	7,982,509
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	29,930,000	34,527,847
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	10,963,000	10,805,791
3.63%, 3/15/2022 (b)	11,206,000	11,522,794
3.75%, 10/28/2029	7,049,000	6,755,480
3.80%, 4/19/2023 (b)	6,291,000	6,436,762
4.38%, 4/19/2028 (b)	5,758,000	5,849,034
7.38%, 1/15/2026 (b)	14,976,000	17,157,853
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a) (b)	10,817,000	12,177,021
		117,831,738
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	10,821,000	11,360,102
4.88%, 5/15/2026 (a) (b)	10,675,000	11,565,722
5.38%, 5/15/2025 (a)	8,083,000	8,567,657
Under Armour, Inc. 3.25%, 6/15/2026 (b)	6,961,000	6,998,589
William Carter Co.:
5.50%, 5/15/2025 (a)	5,841,000	6,206,413
5.63%, 3/15/2027 (a)	6,238,000	6,565,620
		51,264,103
AUTO MANUFACTURERS — 3.0%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a) (b)	11,478,000	11,741,994
5.88%, 6/1/2029 (a)	6,021,000	6,671,268
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	13,483,000	14,662,763
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	7,909,000	8,097,313
Ford Motor Co.:
4.35%, 12/8/2026 (b)	10,385,000	11,073,733
8.50%, 4/21/2023	23,002,000	25,866,209

30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
9.00%, 4/22/2025	$ 22,963,000	$ 28,158,149
9.63%, 4/22/2030 (b)	7,679,000	10,860,563
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022 (b)	5,842,000	5,941,197
3.09%, 1/9/2023	9,596,000	9,767,672
3.10%, 5/4/2023	6,538,000	6,595,992
3.34%, 3/28/2022	5,456,000	5,526,764
3.35%, 11/1/2022	9,259,000	9,400,940
3.37%, 11/17/2023 (b)	6,826,000	6,963,203
3.38%, 11/13/2025	11,641,000	11,894,308
3.81%, 1/9/2024	5,111,000	5,241,126
3.82%, 11/2/2027	4,775,000	4,914,717
4.00%, 11/13/2030	9,711,000	10,203,056
4.06%, 11/1/2024 (b)	9,717,000	10,197,700
4.13%, 8/17/2027	7,683,000	8,032,039
4.14%, 2/15/2023	6,037,000	6,209,115
4.27%, 1/9/2027	6,516,000	6,871,774
4.54%, 8/1/2026	4,567,000	4,854,036
4.69%, 6/9/2025	3,947,000	4,211,686
5.11%, 5/3/2029 (b)	9,550,000	10,639,846
5.13%, 6/16/2025 (b)	11,532,000	12,530,095
5.58%, 3/18/2024 (b)	9,682,000	10,473,504
5.60%, 1/7/2022	8,655,000	8,947,885
Series GMTN, 4.39%, 1/8/2026	8,618,000	9,066,136
Series MTN, 3.55%, 10/7/2022 (b)	3,522,000	3,587,157
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	6,543,000	6,136,680
5.88%, 1/15/2028 (a) (b)	8,028,000	8,099,289
7.75%, 10/15/2025 (a)	8,320,000	9,010,643
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	6,946,000	7,369,220
Navistar International Corp.:
6.63%, 11/1/2025 (a)	12,635,000	13,241,606
9.50%, 5/1/2025 (a)	7,925,000	8,898,111
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	7,099,000	7,857,102
Tesla, Inc. 5.30%, 8/15/2025 (a)	20,892,000	21,776,776
		371,591,367
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	9,523,060	9,771,421
Adient US LLC:
7.00%, 5/15/2026 (a)	9,493,000	10,332,561
9.00%, 4/15/2025 (a)	7,244,000	8,101,907
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,430,000	8,750,256
Clarios Global L.P. 6.75%, 5/15/2025 (a)	6,396,000	6,891,690
Security Description	Principal Amount	Value
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a) (b)	$ 11,710,000	$ 12,562,254
8.50%, 5/15/2027 (a) (b)	24,032,000	26,073,278
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	8,502,000	8,947,845
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	6,363,000	7,222,323
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	8,546,000	8,770,760
5.00%, 5/31/2026 (b)	10,732,000	10,996,114
9.50%, 5/31/2025	9,556,000	10,811,372
IHO Verwaltungs GmbH 4.75%, 9/15/2026 (a)	6,461,000	6,702,383
Tenneco, Inc.:
5.00%, 7/15/2026 (b)	6,526,000	5,990,933
7.88%, 1/15/2029 (a)	6,603,000	7,413,848
		149,338,945
BANKS — 1.0%
CIT Group, Inc.:
4.75%, 2/16/2024	5,758,000	6,282,899
5.25%, 3/7/2025	5,967,000	6,811,092
SOFR + 3.83%, 3.93%, 6/19/2024 (b) (c)	5,831,000	6,155,087
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	10,945,000	11,533,950
SOFR + 5.44%, 5.88%, 7/8/2031 (b) (c)	6,005,000	7,195,852
Freedom Mortgage Corp.:
7.63%, 5/1/2026 (a)	7,368,000	7,786,576
8.25%, 4/15/2025 (a)	8,678,000	9,076,407
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	17,780,000	20,249,286
Societe Generale SA 5 Year USD ICE Swap + 4.51%, 5.38%, 11/18/2030 (a) (b) (c)	3,125,000	3,311,062
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	11,919,000	13,412,332
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (c)	17,409,000	19,111,600
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	15,256,000	18,443,589
		129,369,732
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	8,921,000	9,217,891

31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 1.0%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	$ 6,435,000	$ 6,963,828
6.75%, 6/1/2027 (a) (b)	9,586,000	10,400,331
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	5,807,000	6,174,757
8.00%, 4/15/2026 (a) (b)	8,213,000	8,628,003
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a) (b)	6,283,000	6,788,907
Griffon Corp. 5.75%, 3/1/2028 (b)	11,916,500	12,656,276
Masonite International Corp. 5.38%, 2/1/2028 (a) (b)	6,096,000	6,523,573
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	10,088,000	10,538,429
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	12,559,000	12,724,277
4.38%, 7/15/2030 (a)	13,406,000	14,345,493
4.75%, 1/15/2028 (a)	11,366,000	11,998,518
5.00%, 2/15/2027 (a)	10,515,000	11,006,787
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	8,541,000	8,970,783
		127,719,962
CHEMICALS — 1.8%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	8,548,000	8,583,902
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	5,933,000	6,304,287
Chemours Co.:
5.38%, 5/15/2027 (b)	5,935,000	6,336,147
5.75%, 11/15/2028 (a)	9,833,000	10,038,411
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	5,569,000	5,628,199
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	7,076,000	7,113,078
Element Solutions, Inc. 3.88%, 9/1/2028 (a) (b)	9,702,000	9,982,194
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	9,169,000	10,095,344
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,008,000	6,096,678
Ingevity Corp. 3.88%, 11/1/2028 (a)	8,743,000	8,785,841
Methanex Corp.:
5.13%, 10/15/2027	8,886,000	9,648,241
Security Description	Principal Amount	Value
5.25%, 12/15/2029	$ 9,225,000	$ 9,989,845
Nouryon Holding B.V. 8.00%, 10/1/2026 (a) (b)	7,668,000	8,174,548
OCI NV 5.25%, 11/1/2024 (a)	7,290,000	7,560,386
Olin Corp.:
5.00%, 2/1/2030 (b)	6,497,000	6,910,534
5.13%, 9/15/2027 (b)	6,058,000	6,335,214
5.63%, 8/1/2029	9,502,000	10,301,593
9.50%, 6/1/2025 (a) (b)	7,064,000	8,805,135
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	6,765,000	6,880,479
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	6,761,000	7,045,638
SPCM SA 4.88%, 9/15/2025 (a)	6,381,000	6,578,492
TPC Group, Inc. 10.50%, 8/1/2024 (a)	10,129,000	8,372,834
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	6,044,000	6,183,616
Tronox, Inc.:
6.50%, 5/1/2025 (a)	6,279,000	6,713,632
6.50%, 4/15/2026 (a) (b)	8,172,000	8,515,142
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	6,598,000	6,766,447
4.25%, 2/15/2030 (a)	7,130,000	7,565,928
4.38%, 8/15/2025	8,223,000	8,493,208
WR Grace & Co-Conn 4.88%, 6/15/2027 (a) (b)	8,484,000	9,021,207
		228,826,200
COAL — 0.1%
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	6,122,000	3,351,734
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	7,830,000	7,765,950
		11,117,684
COMMERCIAL SERVICES — 4.0%
ADT Security Corp. 4.88%, 7/15/2032 (a)	8,736,000	9,463,709
Algeco Global Finance PLC 8.00%, 2/15/2023 (a) (b)	6,403,000	6,511,403
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	23,310,000	24,843,798
9.75%, 7/15/2027 (a)	13,697,000	14,879,873
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	6,091,000	6,375,754
APTIM Corp. 7.75%, 6/15/2025 (a)	6,408,000	5,001,636

32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
APX Group, Inc.:
6.75%, 2/15/2027 (a)	$ 8,160,000	$ 8,769,960
7.88%, 12/1/2022	8,117,000	8,133,315
ASGN, Inc. 4.63%, 5/15/2028 (a)	6,806,000	7,084,638
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 10.50%, 5/15/2025 (a) (b)	6,576,000	7,737,782
Brink's Co. 4.63%, 10/15/2027 (a) (b)	6,766,000	7,095,572
Cimpress PLC 7.00%, 6/15/2026 (a) (b)	7,399,000	7,772,428
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	14,460,000	15,413,203
8.25%, 11/15/2026 (a) (b)	18,568,000	20,306,151
Garda World Security Corp. 4.63%, 2/15/2027 (a) (b)	7,036,000	7,111,848
Gartner, Inc.:
3.75%, 10/1/2030 (a)	9,599,000	10,107,267
4.50%, 7/1/2028 (a)	9,570,000	10,101,996
GW B-CR Security Corp. 9.50%, 11/1/2027 (a) (b)	7,475,000	8,298,521
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	13,928,000	14,879,700
IHS Markit, Ltd.:
4.13%, 8/1/2023	500,000	544,745
4.25%, 5/1/2029	500,000	607,580
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a) (b)	5,827,000	6,146,961
5.00%, 6/15/2028 (a)	8,443,500	9,086,810
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a) (b)	15,601,000	15,313,318
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	5,583,000	5,760,260
Nielsen Finance LLC/Nielsen Finance Co.:
5.63%, 10/1/2028 (a)	11,763,000	12,791,086
5.88%, 10/1/2030 (a) (b)	8,819,000	9,978,522
North Queensland Export Terminal Pty, Ltd.:
4.45%, 12/15/2022 (a) (b)	5,803,000	5,563,278
Series REGS, 4.45%, 12/15/2022	272,000	260,764
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	11,837,000	11,787,403
5.25%, 4/15/2024 (a)	9,266,000	9,896,088
Security Description	Principal Amount	Value
5.75%, 4/15/2026 (a) (b)	$ 16,790,000	$ 18,413,929
6.25%, 1/15/2028 (a) (b)	14,937,000	16,023,966
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,454,000	5,609,930
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	10,613,000	11,545,246
9.25%, 4/15/2025 (a) (b)	10,878,000	12,966,358
Service Corp. International:
3.38%, 8/15/2030	9,503,000	9,877,988
4.63%, 12/15/2027	5,617,000	5,995,754
5.13%, 6/1/2029	8,772,000	9,751,832
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,213,000	7,706,874
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	8,410,000	7,231,423
United Rentals North America, Inc.:
3.88%, 11/15/2027	8,887,000	9,381,295
3.88%, 2/15/2031	13,248,000	13,920,733
4.00%, 7/15/2030	8,545,000	9,008,908
4.88%, 1/15/2028	19,981,000	21,391,459
5.25%, 1/15/2030 (b)	9,464,000	10,541,192
5.50%, 5/15/2027	11,357,000	12,159,372
5.88%, 9/15/2026	12,038,000	12,740,177
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	13,075,000	14,212,394
		496,104,199
COMPUTERS — 1.4%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	18,416,000	19,886,518
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	8,184,000	8,442,041
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	18,753,000	19,457,550
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	8,496,000	9,469,047
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	7,705,000	2,357,576
NCR Corp.:
5.00%, 10/1/2028 (a)	7,847,000	8,265,794
5.75%, 9/1/2027 (a)	5,946,000	6,310,371
6.13%, 9/1/2029 (a) (b)	5,933,000	6,580,824
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	6,494,000	6,873,185
Seagate HDD Cayman:
3.13%, 7/15/2029 (a)	5,984,000	5,984,539
3.38%, 7/15/2031 (a) (b)	6,508,000	6,521,341
4.09%, 6/1/2029 (a)	5,851,000	6,266,713
4.13%, 1/15/2031 (a)	6,187,000	6,610,809
4.88%, 3/1/2024 (b)	6,700,000	7,278,746

33

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	$ 14,964,000	$ 15,439,706
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	9,054,400	9,186,866
Western Digital Corp. 4.75%, 2/15/2026 (b)	27,231,000	30,185,836
		175,117,462
COSMETICS/PERSONAL CARE — 0.1%
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	6,716,000	6,529,362
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	9,310,000	9,997,823
		16,527,185
DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	8,556,000	8,890,882
5.88%, 5/15/2026 (a) (b)	7,335,000	7,633,608
Avient Corp. 5.75%, 5/15/2025 (a)	7,765,000	8,240,606
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	8,431,000	8,685,701
H&E Equipment Services Co. 3.88%, 12/15/2028 (a) (b)	14,656,000	14,809,155
IAA, Inc. 5.50%, 6/15/2027 (a)	5,895,000	6,248,700
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	11,624,000	11,954,238
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	12,550,000	13,238,618
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a) (b)	5,720,000	6,047,012
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	8,237,000	7,851,344
9.00%, 11/15/2026 (a)	10,980,000	10,391,033
REGS, 13.13%, 11/15/2027 (a)	5,852,000	4,708,812
		108,699,709
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Holdings NV 5 Year USD ICE Swap + 4.54%, 5.88%, 10/10/2079 (b) (c)	9,216,000	9,195,909
AG Issuer LLC 6.25%, 3/1/2028 (a) (b)	6,293,000	6,404,953
Security Description	Principal Amount	Value
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	$ 7,370,000	$ 7,740,637
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	9,291,000	8,867,423
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	5,839,000	5,609,819
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a)	9,230,000	9,972,092
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	21,142,500	18,867,356
goeasy, Ltd. 5.38%, 12/1/2024 (a)	7,151,000	7,453,201
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	14,233,000	14,828,936
5.25%, 5/15/2027	11,901,000	12,744,424
6.25%, 2/1/2022	12,930,000	12,978,488
6.25%, 5/15/2026	15,471,000	16,401,426
6.38%, 12/15/2025 (b)	9,488,000	9,828,714
LD Holdings Group LLC 6.50%, 11/1/2025 (a) (b)	6,617,000	6,948,115
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	11,107,000	11,483,083
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	8,026,000	8,396,079
5.50%, 8/15/2028 (a)	10,168,000	10,762,116
6.00%, 1/15/2027 (a) (b)	7,156,000	7,613,769
Navient Corp.:
5.00%, 3/15/2027	8,715,000	8,797,705
6.50%, 6/15/2022	11,747,000	12,396,492
6.75%, 6/25/2025 (b)	6,026,000	6,574,728
6.75%, 6/15/2026 (b)	6,443,000	7,015,976
7.25%, 9/25/2023	6,591,000	7,230,854
NFP Corp. 6.88%, 8/15/2028 (a)	20,447,000	21,835,760
OneMain Finance Corp.:
4.00%, 9/15/2030 (b)	10,378,000	10,762,609
5.38%, 11/15/2029	8,438,000	9,421,196
5.63%, 3/15/2023	10,277,000	11,075,420
6.13%, 5/15/2022 (b)	11,688,000	12,402,721
6.13%, 3/15/2024	15,381,000	16,817,893
6.88%, 3/15/2025	14,735,000	17,129,143
7.13%, 3/15/2026	19,245,000	22,600,173
8.88%, 6/1/2025	7,934,000	8,970,577
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	8,462,000	8,938,326
Quicken Loans LLC 5.25%, 1/15/2028 (a)	12,511,000	13,365,752
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.:
3.63%, 3/1/2029 (a) (b)	9,332,000	9,518,733

34

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/1/2031 (a)	$ 14,535,000	$ 15,072,940
SLM Corp. 4.20%, 10/29/2025	6,342,000	6,705,016
Springleaf Finance Corp. 6.63%, 1/15/2028	9,180,000	10,933,655
United Shore Financial Services LLC 5.50%, 11/15/2025 (a) (b)	9,025,000	9,491,593
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a)	3,269,000	1,903,833
		435,057,635
ELECTRIC — 2.6%
Calpine Corp.:
3.75%, 3/1/2031 (a) (b)	11,431,000	11,315,433
4.50%, 2/15/2028 (a)	15,511,000	16,200,309
4.63%, 2/1/2029 (a)	8,660,000	8,888,537
5.00%, 2/1/2031 (a) (b)	10,169,000	10,607,792
5.13%, 3/15/2028 (a) (b)	16,729,000	17,616,473
5.25%, 6/1/2026 (a)	11,410,000	11,809,350
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	10,392,000	11,127,130
5.75%, 10/15/2025	7,158,000	7,542,743
Drax Finco PLC 6.63%, 11/1/2025 (a)	6,343,000	6,635,603
FirstEnergy Corp.:
2.65%, 3/1/2030	6,977,000	6,969,744
Series A, 2.85%, 7/15/2022	6,050,000	6,153,092
Series B, 3.90%, 7/15/2027	17,757,000	19,538,382
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a) (b)	5,995,000	6,423,583
4.25%, 7/15/2024 (a)	8,281,000	8,878,888
4.25%, 9/15/2024 (a)	2,077,000	2,229,140
4.50%, 9/15/2027 (a) (b)	6,474,000	7,220,582
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	6,066,000	6,208,733
3.63%, 2/15/2031 (a)	12,199,000	12,555,455
5.25%, 6/15/2029 (a) (b)	9,179,000	10,090,108
5.75%, 1/15/2028 (a)	840	917
5.75%, 1/15/2028 (b)	9,735,000	10,624,195
6.63%, 1/15/2027 (b)	14,514,000	15,336,073
7.25%, 5/15/2026	11,890,000	12,548,111
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	8,224,000	8,684,133
PG&E Corp.:
5.00%, 7/1/2028	11,661,000	12,458,146
5.25%, 7/1/2030 (b)	11,811,000	13,015,604
Security Description	Principal Amount	Value
Pike Corp. 5.50%, 9/1/2028 (a) (b)	$ 5,828,000	$ 6,138,574
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a) (b)	9,207,000	9,773,599
10.50%, 1/15/2026 (a)	8,122,000	7,229,311
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	15,309,000	16,307,912
5.50%, 9/1/2026 (a)	12,747,000	13,306,593
5.63%, 2/15/2027 (a) (b)	16,195,000	17,216,904
		330,651,149
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	9,605,000	9,945,593
4.75%, 6/15/2028 (a)	7,079,000	7,448,949
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	17,604,000	19,355,246
7.25%, 6/15/2028 (a)	15,790,000	17,938,861
		54,688,649
ELECTRONICS — 0.1%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	8,876,000	9,194,826
ENERGY-ALTERNATE SOURCES — 0.4%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	9,615,000	10,013,350
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	9,274,000	9,884,415
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	6,130,125	6,343,024
4.75%, 1/15/2030 (a) (b)	8,252,000	8,869,497
5.00%, 1/31/2028 (a)	8,007,000	8,992,181
		44,102,467
ENGINEERING & CONSTRUCTION — 0.5%
AECOM 5.13%, 3/15/2027	11,859,000	13,184,955
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	12,217,000	12,450,956
Fluor Corp. 4.25%, 9/15/2028 (b)	7,139,000	7,112,800
MasTec, Inc. 4.50%, 8/15/2028 (a) (b)	7,185,000	7,533,904
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	12,503,000	13,909,337

35

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	$ 7,341,000	$ 7,185,664
		61,377,616
ENTERTAINMENT — 3.0%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/2025 (a) (b)	6,178,000	4,283,393
12.00%, 6/15/2026 (a)	3,041,410	664,670
Bally's Corp. 6.75%, 6/1/2027 (a)	5,890,000	6,334,165
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	6,711,000	7,044,470
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a) (b)	21,757,000	24,081,083
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	11,769,000	12,464,901
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	5,928,000	6,077,326
5.50%, 5/1/2025 (a)	12,353,000	12,904,561
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a) (b)	5,831,000	6,153,163
5.50%, 4/1/2027 (a)	7,331,000	7,762,503
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	40,450,000	43,069,946
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a) (b)	20,297,000	20,488,604
International Game Technology PLC:
5.25%, 1/15/2029 (a)	9,351,000	10,064,949
6.25%, 1/15/2027 (a) (b)	7,980,000	9,133,908
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	5,910,000	6,002,846
6.38%, 2/1/2024 (a)	7,285,000	7,487,450
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	5,921,000	5,984,059
4.75%, 10/15/2027 (a) (b)	10,897,000	11,163,976
4.88%, 11/1/2024 (a)	6,553,000	6,639,041
6.50%, 5/15/2027 (a)	14,638,000	16,376,848
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	5,868,000	6,132,001
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	14,884,000	15,350,465
Security Description	Principal Amount	Value
7.00%, 5/15/2028 (a) (b)	$ 8,376,000	$ 8,992,139
7.25%, 11/15/2029 (a)	6,174,000	6,766,457
8.25%, 3/15/2026 (a)	13,012,000	14,013,273
8.63%, 7/1/2025 (a)	8,027,000	8,792,776
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a) (b)	6,089,000	6,614,602
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	11,883,000	11,894,883
5.50%, 4/15/2027 (a) (b)	5,071,000	5,220,493
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	8,252,000	8,953,090
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	13,677,000	14,415,558
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	6,572,000	7,045,775
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	8,994,000	8,806,205
3.88%, 7/15/2030 (a) (b)	6,527,000	6,934,220
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a) (b)	7,930,000	8,585,890
REGS, 5.13%, 10/1/2029 (a)	9,295,000	9,718,852
		372,418,541
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	6,517,000	6,880,844
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	9,330,000	9,495,887
3.75%, 8/1/2025 (a) (b)	8,923,000	9,149,109
4.00%, 8/1/2028 (a) (b)	5,960,000	6,013,044
4.25%, 6/1/2025 (a)	6,016,000	6,254,835
5.13%, 12/15/2026 (a) (b)	6,030,000	6,423,699
Harsco Corp. 5.75%, 7/31/2027 (a)	6,068,000	6,423,888
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	6,055,000	6,213,217
5.38%, 7/15/2024 (a)	7,280,000	7,586,561
Tervita Corp. 11.00%, 12/1/2025 (a) (b)	5,806,000	6,250,043
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,996,000	6,113,342
		76,804,469

36

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FOOD — 3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	$ 9,118,000	$ 9,259,785
3.50%, 2/15/2023 (a)	8,938,000	9,156,177
3.50%, 3/15/2029 (a) (b)	13,139,000	13,287,602
4.63%, 1/15/2027 (a)	16,367,000	17,390,428
4.88%, 2/15/2030 (a)	11,872,000	13,064,067
5.75%, 3/15/2025	10,134,000	10,443,898
5.88%, 2/15/2028 (a)	11,273,000	12,268,857
7.50%, 3/15/2026 (a)	8,058,000	8,996,999
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	9,472,000	9,784,576
5.25%, 9/15/2027 (b)	6,843,000	7,262,681
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	6,142,000	6,435,649
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	6,526,000	7,406,423
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	10,037,000	10,330,482
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	11,976,000	13,420,904
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a) (b)	14,748,000	16,929,377
6.50%, 4/15/2029 (a)	16,003,000	18,626,372
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	23,488,000	24,515,365
3.75%, 4/1/2030 (a)	11,772,000	12,592,626
3.88%, 5/15/2027 (a)	15,613,000	16,818,948
3.95%, 7/15/2025	18,361,000	20,148,076
4.25%, 3/1/2031 (a)	15,591,000	17,412,808
4.63%, 1/30/2029	12,840,000	14,661,868
5.00%, 7/15/2035	11,833,000	14,255,925
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	9,711,000	10,151,297
4.88%, 11/1/2026 (a) (b)	10,097,000	10,543,489
4.88%, 5/15/2028 (a) (b)	6,209,000	6,968,112
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	10,025,000	10,868,604
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	19,729,000	20,751,949
5.00%, 8/15/2026 (a)	20,302,000	20,993,892
5.50%, 12/15/2029 (a) (b)	8,802,000	9,602,894
5.63%, 1/15/2028 (a)	12,034,000	12,854,719
5.75%, 3/1/2027 (a)	15,739,000	16,669,490
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	7,181,000	7,338,695
Security Description	Principal Amount	Value
TreeHouse Foods, Inc.:
4.00%, 9/1/2028 (b)	$ 6,227,000	$ 6,446,502
6.00%, 2/15/2024 (a)	6,444,000	6,567,789
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	6,962,000	7,277,100
US Foods, Inc.:
5.88%, 6/15/2024 (a)	7,605,000	7,698,541
6.25%, 4/15/2025 (a) (b)	12,010,000	12,832,805
		472,035,771
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	6,561,000	6,754,746
5.00%, 4/1/2025 (a) (b)	7,197,000	7,398,228
5.00%, 2/1/2028 (a) (b)	13,911,000	14,656,352
6.38%, 5/1/2025 (a) (b)	18,127,000	19,373,594
		48,182,920
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025	6,462,000	6,721,966
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	7,769,000	8,588,008
5.63%, 5/20/2024	8,051,000	8,797,247
5.75%, 5/20/2027	5,925,000	6,757,462
5.88%, 8/20/2026	8,724,000	9,794,784
		33,937,501
HAND & MACHINE TOOLS — 0.0% (d)
Colfax Corp. 6.00%, 2/15/2024 (a) (b)	6,018,000	6,236,213
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a) (b)	17,525,000	18,642,394
Hologic, Inc. 3.25%, 2/15/2029 (a)	11,672,000	11,906,957
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	7,992,000	8,430,761
Teleflex, Inc.:
4.25%, 6/1/2028 (a) (b)	5,964,000	6,339,255
4.63%, 11/15/2027	5,945,000	6,388,854
		51,708,221
HEALTH CARE SERVICES — 6.9%
Air Methods Corp. 8.00%, 5/15/2025 (a)	5,375,000	4,522,579

37

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	$ 6,237,000	$ 6,872,114
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	6,159,000	6,501,625
Centene Corp.:
3.00%, 10/15/2030 (b)	25,575,000	27,027,916
3.38%, 2/15/2030	23,148,000	24,347,529
4.25%, 12/15/2027	29,272,000	31,155,653
4.63%, 12/15/2029	40,286,000	44,674,757
4.75%, 1/15/2025	10,446,000	10,717,074
4.75%, 1/15/2025	12,070,000	12,389,131
5.38%, 6/1/2026 (a)	21,669,000	22,829,375
5.38%, 8/15/2026 (a)	12,428,000	13,141,243
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	6,309,000	6,621,926
5.50%, 4/1/2026 (a)	6,016,000	6,298,150
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	20,869,000	22,421,236
6.00%, 1/15/2029 (a)	8,678,000	9,366,860
6.63%, 2/15/2025 (a)	19,513,000	20,539,969
6.88%, 4/1/2028 (a)	17,739,000	14,240,869
8.00%, 3/15/2026 (a) (b)	25,274,000	27,317,150
8.00%, 12/15/2027 (a) (b)	8,880,000	9,635,866
8.13%, 6/30/2024 (a)	17,272,000	17,946,990
8.63%, 1/15/2024 (a)	13,553,000	14,137,948
9.88%, 6/30/2023 (a) (e)	20,297,971	21,298,052
DaVita, Inc.:
3.75%, 2/15/2031 (a)	17,787,000	18,049,536
4.63%, 6/1/2030 (a)	20,238,000	21,521,089
Encompass Health Corp.:
4.50%, 2/1/2028	9,442,000	9,891,911
4.75%, 2/1/2030	9,139,000	9,781,837
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	12,458,000	7,783,759
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	7,221,000	7,554,971
HCA, Inc.:
3.50%, 9/1/2030	30,781,000	32,545,675
5.38%, 9/1/2026	11,566,000	13,279,156
5.63%, 9/1/2028	18,461,500	21,777,001
5.88%, 2/15/2026	722,000	831,484
5.88%, 2/1/2029	12,035,000	14,490,260
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	12,513,000	13,135,146
5.00%, 5/15/2027 (a)	13,040,000	13,874,299
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	7,793,000	7,882,074
6.75%, 4/15/2025 (a)	7,576,000	8,141,245
Security Description	Principal Amount	Value
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	$ 6,146,000	$ 6,128,976
MEDNAX, Inc. 6.25%, 1/15/2027 (a) (b)	12,450,000	13,339,677
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a) (b)	8,494,000	9,110,580
4.38%, 6/15/2028 (a)	9,115,000	9,589,071
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	9,489,000	10,123,719
Providence Service Corp. 5.88%, 11/15/2025 (a)	6,770,000	7,159,207
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	8,282,000	9,304,661
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	16,940,000	18,533,715
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	10,532,000	11,004,044
Select Medical Corp. 6.25%, 8/15/2026 (a)	14,789,000	15,904,978
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	6,503,000	7,156,357
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	7,512,000	7,530,329
Tenet Healthcare Corp.:
4.63%, 7/15/2024	21,416,000	21,940,692
4.63%, 9/1/2024 (a)	7,205,000	7,477,998
4.63%, 6/15/2028 (a)	7,011,000	7,375,712
4.88%, 1/1/2026 (a)	25,155,000	26,287,227
5.13%, 5/1/2025 (b)	16,561,000	16,879,137
5.13%, 11/1/2027 (a) (b)	18,492,000	19,602,999
6.13%, 10/1/2028 (a)	30,027,000	31,264,713
6.25%, 2/1/2027 (a)	18,089,000	19,069,062
7.50%, 4/1/2025 (a) (b)	8,424,000	9,219,057
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	9,214,000	9,483,970
		868,029,336
HOLDING COMPANIES-DIVERSIFIED — 0.0% (d)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a) (b)	6,352,000	6,553,739
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	5,750,000	5,943,832
6.25%, 9/15/2027 (a)	7,688,000	8,165,502

38

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Century Communities, Inc. 6.75%, 6/1/2027	$ 6,693,000	$ 7,140,896
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	6,840,000	7,306,762
5.25%, 12/15/2027 (a)	6,264,000	6,654,372
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	7,963,000	8,520,729
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	6,189,000	6,930,504
5.88%, 6/15/2027 (a)	6,342,000	7,182,822
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a) (b)	6,381,000	6,608,100
		64,453,519
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	8,229,000	8,538,657
HOUSEHOLD PRODUCTS & WARES — 0.2%
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	6,485,000	6,781,624
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	752,000	784,449
7.00%, 12/31/2027 (a) (b)	7,499,000	7,843,654
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	6,624,000	6,770,788
		22,180,515
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,258,000	7,769,544
Newell Brands, Inc.:
4.35%, 4/1/2023	6,382,000	6,701,227
4.70%, 4/1/2026	23,668,000	26,090,420
4.88%, 6/1/2025	6,267,000	6,887,057
		47,448,248
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a) (b)	9,852,000	10,249,331
8.13%, 2/15/2024 (a)	11,000,000	11,657,360
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a) (b)	6,963,000	7,091,258
6.75%, 10/15/2027 (a)	13,782,000	14,718,900
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	8,182,000	8,782,231
Security Description	Principal Amount	Value
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	$ 7,094,000	$ 7,397,127
7.00%, 8/15/2025 (a) (b)	5,955,000	6,178,670
HUB International, Ltd. 7.00%, 5/1/2026 (a)	20,065,000	20,975,951
MGIC Investment Corp. 5.25%, 8/15/2028	7,586,000	8,112,544
Radian Group, Inc. 6.63%, 3/15/2025 (b)	6,368,000	7,219,020
USI, Inc. 6.88%, 5/1/2025 (a)	6,207,000	6,364,472
		108,746,864
INTERNET — 2.0%
ANGI Group LLC 3.88%, 8/15/2028 (a)	7,394,000	7,449,085
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,934,000	8,036,825
6.13%, 12/1/2028 (a)	5,937,000	6,129,774
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a) (b)	7,249,000	7,634,719
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	6,328,000	6,634,465
Match Group Holdings II LLC:
4.13%, 8/1/2030 (a)	5,787,000	6,000,656
4.63%, 6/1/2028 (a)	6,108,000	6,404,055
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	5,829,000	6,216,512
4.38%, 11/15/2026 (b)	12,549,000	13,902,410
4.88%, 4/15/2028	19,547,000	22,047,452
4.88%, 6/15/2030 (a) (b)	11,511,000	13,253,766
5.38%, 11/15/2029 (a)	10,562,000	12,438,339
5.88%, 11/15/2028 (b)	22,260,000	26,669,261
6.38%, 5/15/2029 (b)	9,564,000	11,861,082
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	12,953,000	13,230,971
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	9,733,000	10,304,717
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	6,526,000	7,058,391
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	8,358,000	8,899,013
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	6,128,000	6,663,710
7.50%, 5/15/2025 (a)	11,059,000	11,936,753
7.50%, 9/15/2027 (a) (b)	14,638,000	16,150,398
8.00%, 11/1/2026 (a)	18,170,000	19,826,922
VeriSign, Inc. 4.75%, 7/15/2027	6,148,000	6,595,636
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	1,011
		255,345,923

39

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.9%
ArcelorMittal SA:
3.60%, 7/16/2024	$ 7,773,000	$ 8,381,082
4.25%, 7/16/2029	5,410,000	6,041,726
4.55%, 3/11/2026	8,745,000	9,825,794
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,890,000	7,458,425
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	10,592,000	11,446,351
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	6,587,000	6,709,584
6.75%, 3/15/2026 (a)	10,015,000	10,798,173
9.88%, 10/17/2025 (a)	11,230,000	13,202,662
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	8,446,000	9,340,516
United States Steel Corp.:
6.25%, 3/15/2026 (b)	7,554,000	6,978,309
6.88%, 8/15/2025 (b)	9,096,000	8,692,410
12.00%, 6/1/2025 (a) (b)	13,345,000	15,446,304
		114,321,336
LEISURE TIME — 1.9%
Carnival Corp.:
7.63%, 3/1/2026 (a) (b)	17,487,000	19,049,813
9.88%, 8/1/2027 (a) (b)	11,138,000	12,876,753
10.50%, 2/1/2026 (a) (b)	9,120,000	10,645,594
11.50%, 4/1/2023 (a)	48,686,000	56,281,016
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	6,593,000	6,079,537
5.88%, 3/15/2026 (a)	10,195,000	10,699,245
10.25%, 2/1/2026 (a)	8,934,000	10,524,341
12.25%, 5/15/2024 (a)	8,538,000	10,293,071
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	6,554,000	5,812,349
9.13%, 6/15/2023 (a)	12,967,000	14,101,224
10.88%, 6/1/2023 (a)	12,499,000	14,211,613
11.50%, 6/1/2025 (a)	28,555,000	33,397,643
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a) (b)	7,561,000	7,830,474
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	10,052,000	9,830,152
13.00%, 5/15/2025 (a)	8,096,000	9,707,104
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	7,804,000	7,702,704
		239,042,633
LODGING — 3.1%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	11,714,000	12,159,249
6.00%, 8/15/2026	7,757,000	8,072,710
6.38%, 4/1/2026 (b)	8,730,000	9,056,153
Security Description	Principal Amount	Value
8.63%, 6/1/2025 (a) (b)	$ 7,239,000	$ 8,043,760
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	7,235,000	7,433,818
10.75%, 9/1/2024 (a) (b)	5,681,000	5,691,623
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a) (b)	9,234,000	9,626,168
4.00%, 5/1/2031 (a) (b)	13,266,000	13,989,262
4.88%, 1/15/2030 (b)	11,867,000	13,017,743
5.13%, 5/1/2026	17,898,000	18,564,164
5.38%, 5/1/2025 (a)	6,324,000	6,756,878
5.75%, 5/1/2028 (a)	5,946,000	6,491,962
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027 (b)	7,099,000	7,504,921
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	6,214,000	6,628,660
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	9,051,000	9,458,385
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a) (b)	9,992,000	10,389,782
5.75%, 7/21/2028 (a)	9,936,000	10,586,709
Series REGS, 4.88%, 6/6/2025	11,215,000	11,554,590
Series REGS, 5.25%, 4/26/2026 (b)	7,202,000	7,530,699
Series REGS, 5.63%, 7/17/2027 (b)	8,240,000	8,677,462
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a) (b)	5,373,000	5,592,433
5.38%, 5/15/2024 (a)	9,316,000	9,642,898
5.88%, 5/15/2026 (a) (b)	9,416,000	9,943,578
MGM Resorts International:
4.75%, 10/15/2028	9,349,000	10,012,499
5.50%, 4/15/2027 (b)	8,042,000	8,960,236
5.75%, 6/15/2025 (b)	7,559,000	8,359,649
6.75%, 5/1/2025 (b)	9,170,000	9,922,857
Station Casinos LLC:
4.50%, 2/15/2028 (a)	8,649,000	8,707,121
5.00%, 10/1/2025 (a)	6,235,500	6,317,310
Studio City Finance, Ltd.:
6.00%, 7/15/2025 (a)	5,996,000	6,330,937
6.50%, 1/15/2028 (a) (b)	6,574,000	7,063,171
7.25%, 2/11/2024 (a) (b)	278,000	289,251
Series REGS, 7.25%, 2/11/2024	6,692,000	6,962,825
Universal Entertainment Corp. 8.50%, 12/11/2024 (a) (b)	5,936,000	6,234,996
Wyndham Destinations, Inc. 6.63%, 7/31/2026 (a)	7,759,000	8,889,021

40

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc.:
REGS, 5.38%, 4/15/2026 (a)	$ 5,486,000	$ 5,668,574
Series REGS, 4.38%, 8/15/2028 (a)	6,178,000	6,421,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a) (b)	11,100,000	11,444,988
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a) (b)	11,694,000	11,956,530
5.50%, 1/15/2026 (a)	13,016,000	13,527,529
5.63%, 8/26/2028 (a)	16,304,000	17,031,811
4.88%, 10/1/2024 (a)	7,823,000	7,940,736
REGS, 5.50%, 10/1/2027 (a)	8,599,000	8,914,669
		387,370,224
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	7,004,000	7,215,661
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	6,284,000	6,350,673
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	1,740,000	1,811,253
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	5,589,000	5,711,008
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	7,867,000	8,177,432
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	19,028,000	20,133,907
		42,184,273
MEDIA — 9.2%
Altice Financing SA:
5.00%, 1/15/2028 (a)	14,326,000	14,663,377
7.50%, 5/15/2026 (a)	33,812,000	35,606,741
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	9,612,000	9,923,909
5.00%, 4/1/2024	11,978,000	12,214,805
Cable One, Inc. 4.00%, 11/15/2030 (a)	7,680,000	7,984,205
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	5,572,000	5,626,550
4.25%, 2/1/2031 (a)	33,670,000	35,477,406
4.50%, 8/15/2030 (a)	29,570,000	31,512,158
Security Description	Principal Amount	Value
4.50%, 5/1/2032 (a)	$ 31,947,000	$ 34,105,339
4.75%, 3/1/2030 (a)	34,122,000	36,821,391
5.00%, 2/1/2028 (a)	29,655,000	31,313,604
5.13%, 5/1/2027 (a)	35,818,000	37,979,975
5.38%, 6/1/2029 (a)	16,791,000	18,419,727
5.50%, 5/1/2026 (a)	15,629,000	16,222,277
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	7,602,000	7,103,613
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	108,291
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	14,836,000	15,171,145
9.25%, 2/15/2024 (b)	23,514,000	23,834,731
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	11,051,000	10,897,391
4.63%, 12/1/2030 (a) (b)	27,962,000	29,246,015
5.38%, 2/1/2028 (a)	12,834,000	13,713,899
5.50%, 5/15/2026 (a)	19,480,000	20,275,563
5.50%, 4/15/2027 (a)	15,504,000	16,439,977
5.75%, 1/15/2030 (a)	27,428,000	30,063,008
6.50%, 2/1/2029 (a) (b)	21,158,000	23,866,436
7.50%, 4/1/2028 (a)	12,621,150	14,266,065
4.13%, 12/1/2030 (a)	13,139,000	13,730,255
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	2,112,000	2,154,620
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	37,725,000	30,655,335
6.63%, 8/15/2027 (a) (b)	21,791,000	13,181,812
DISH DBS Corp.:
7.38%, 7/1/2028 (b)	12,469,000	13,327,865
7.75%, 7/1/2026 (b)	24,399,000	27,312,973
GCI LLC 4.75%, 10/15/2028 (a)	6,996,000	7,469,979
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	9,496,000	9,677,754
5.88%, 7/15/2026 (a) (b)	8,709,000	9,129,993
7.00%, 5/15/2027 (a) (b)	9,266,000	10,143,768
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	5,869,000	6,021,594
5.25%, 8/15/2027 (a) (b)	9,231,000	9,727,812
6.38%, 5/1/2026 (b)	9,800,490	10,468,393
8.38%, 5/1/2027 (b)	17,254,060	18,401,800
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	14,393,000	15,505,003
Meredith Corp. 6.88%, 2/1/2026 (b)	15,830,000	15,507,226
Nexstar Broadcasting, Inc.:
4.75%, 11/1/2028 (a) (b)	12,050,000	12,617,194
5.63%, 7/15/2027 (a) (b)	20,708,000	22,266,484

41

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	$ 10,970,000	$ 11,312,154
6.50%, 9/15/2028 (a)	12,306,000	13,000,920
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	6,527,000	6,791,017
5.38%, 1/15/2031 (a) (b)	6,977,000	7,318,245
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	6,760,000	7,063,186
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	9,757,000	9,978,874
5.50%, 3/1/2030 (a) (b)	6,191,000	6,434,368
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	11,610,000	11,758,956
4.13%, 7/1/2030 (a)	17,318,000	18,431,894
4.63%, 7/15/2024 (a)	17,546,000	18,188,008
5.00%, 8/1/2027 (a)	18,384,000	19,510,388
5.38%, 7/15/2026 (a)	13,275,000	13,870,251
5.50%, 7/1/2029 (a)	14,921,000	16,449,955
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	11,966,000	12,329,527
4.75%, 3/15/2026 (a) (b)	6,989,000	7,448,107
5.00%, 9/15/2029	13,389,000	14,145,612
Telenet Finance Luxembourg Notes S.a.r.l. 5.50%, 3/1/2028 (a)	12,600,000	13,406,526
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	7,010,000	7,333,862
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	18,199,000	19,540,448
UPC Holding B.V. 5.50%, 1/15/2028 (a)	6,963,000	7,352,162
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	6,541,200	6,777,010
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	7,787,000	8,741,686
Videotron, Ltd. 5.13%, 4/15/2027 (a) (b)	7,088,000	7,525,968
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	11,099,000	11,555,391
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	10,912,000	11,443,305
5.50%, 8/15/2026 (a)	9,688,000	10,083,464
5.50%, 5/15/2029 (a)	16,975,000	18,416,178
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	6,178,000	6,416,038
Ziggo B.V.:
4.88%, 1/15/2030 (a)	9,218,000	9,688,302
5.50%, 1/15/2027 (a)	21,172,000	22,190,373
Security Description	Principal Amount	Value
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	$ 5,760,000	$ 6,075,130
6.00%, 1/15/2027 (a) (b)	8,225,000	8,647,930
		1,149,382,693
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	9,733,000	9,890,480
MINING — 1.6%
Alcoa Nederland Holding B.V.:
5.50%, 12/15/2027 (a) (b)	8,948,000	9,785,443
6.13%, 5/15/2028 (a)	6,256,000	6,845,440
6.75%, 9/30/2024 (a)	9,018,000	9,396,035
7.00%, 9/30/2026 (a)	5,648,000	6,028,901
Arconic Corp.:
6.00%, 5/15/2025 (a)	8,455,000	9,036,112
6.13%, 2/15/2028 (a)	7,892,000	8,509,628
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	6,324,000	6,875,073
Constellium NV 5.88%, 2/15/2026 (a) (b)	6,355,000	6,519,023
Constellium SE 6.63%, 3/1/2025 (a) (b)	7,728,000	7,895,852
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (b)	7,196,000	7,991,878
4.75%, 5/15/2022 (a)	8,680,000	8,947,518
5.13%, 3/15/2023 (a) (b)	5,489,000	5,787,876
5.13%, 5/15/2024 (a) (b)	8,840,000	9,581,499
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028 (b)	8,566,000	8,975,883
4.25%, 3/1/2030 (b)	7,151,000	7,694,476
4.38%, 8/1/2028 (b)	7,512,000	7,973,988
4.63%, 8/1/2030 (b)	9,877,000	10,881,491
5.00%, 9/1/2027	7,147,000	7,595,975
5.25%, 9/1/2029	6,936,000	7,709,849
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	6,049,000	6,277,410
Novelis Corp.:
4.75%, 1/30/2030 (a)	19,062,000	20,542,546
5.88%, 9/30/2026 (a) (b)	17,957,000	18,806,366
		199,658,262
MISCELLANEOUS MANUFACTURER — 0.5%
Bombardier, Inc.:
7.50%, 12/1/2024 (a)	13,503,000	12,936,549
7.88%, 4/15/2027 (a)	24,340,000	22,379,170
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	6,316,000	6,410,740

42

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
12.25%, 11/15/2026 (a)	$ 10,503,000	$ 11,964,388
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a) (b)	7,041,000	7,417,130
Koppers, Inc. 6.00%, 2/15/2025 (a)	5,959,000	6,146,172
		67,254,149
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	8,009,000	8,153,803
4.13%, 5/1/2025	7,283,000	7,620,130
4.25%, 4/1/2028 (b)	6,775,000	7,147,219
Pitney Bowes, Inc. 4.63%, 10/1/2021	200	203
Xerox Corp. 4.38%, 3/15/2023	11,427,000	12,015,490
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	9,637,000	10,236,325
5.50%, 8/15/2028 (a)	9,203,000	9,802,944
		54,976,114
OIL & GAS — 6.7%
Aker BP ASA:
5.88%, 3/31/2025 (a)	5,728,000	5,965,426
Series REGS, 5.88%, 3/31/2025	60,000	62,487
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,549,000	7,086,926
8.38%, 7/15/2026 (a) (f)	6,638,000	6,754,231
Apache Corp.:
4.25%, 1/15/2030 (b)	6,966,000	7,305,035
4.38%, 10/15/2028 (b)	11,397,000	11,839,204
4.63%, 11/15/2025 (b)	6,028,000	6,348,087
4.88%, 11/15/2027	9,213,000	9,751,868
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a) (b)	8,069,000	7,675,233
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	6,652,000	4,229,275
Calfrac Holdings L.P. 8.50%, 6/15/2026 (g)	312	0
Callon Petroleum Co.:
6.13%, 10/1/2024	2,896,100	1,659,349
6.25%, 4/15/2023	284,000	183,592
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	6,485,000	6,553,741
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (b)	11,790,000	12,821,153
5.38%, 7/15/2025	11,490,000	12,952,102
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	6,205,000	6,365,213
Security Description	Principal Amount	Value
7.25%, 3/14/2027 (a) (b)	$ 8,898,000	$ 9,558,499
Comstock Resources, Inc.:
9.75%, 8/15/2026 (b)	10,329,000	11,191,162
9.75%, 8/15/2026	9,750,000	10,403,250
Continental Resources, Inc.:
4.38%, 1/15/2028 (b)	11,837,000	12,126,533
5.75%, 1/15/2031 (a) (b)	18,316,000	20,336,621
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a) (b)	7,352,000	7,529,183
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	14,604,000	14,897,394
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	6,996,000	6,852,512
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	7,644,000	8,099,124
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,518,000	6,684,405
5.75%, 1/30/2028 (a) (b)	11,198,000	12,046,472
6.63%, 7/15/2025 (a)	7,404,000	7,933,460
EQT Corp.:
3.00%, 10/1/2022 (b)	3,352,000	3,387,531
3.90%, 10/1/2027 (b)	15,564,000	15,432,951
7.88%, 2/1/2025 (b)	12,821,000	14,631,197
8.75%, 2/1/2030	10,624,000	13,034,586
Gulfport Energy Corp. 6.38%, 5/15/2025 (h)	3,500,000	2,362,500
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a) (b)	7,380,000	7,549,814
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	7,777,000	7,971,425
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (b)	6,189,000	6,054,575
Laredo Petroleum, Inc. 9.50%, 1/15/2025 (b)	7,055,000	6,144,482
Matador Resources Co. 5.88%, 9/15/2026 (b)	12,686,000	12,427,586
MEG Energy Corp. 7.13%, 2/1/2027 (a)	14,468,000	14,952,244
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	8,365,000	6,341,757
10.50%, 5/15/2027 (a)	6,036,000	4,828,076
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	7,163,000	7,144,376
5.88%, 12/1/2027 (b)	7,047,000	6,934,037
6.88%, 8/15/2024 (b)	6,884,000	7,001,166

43

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nabors Industries, Inc. 5.75%, 2/1/2025	$ 7,876,462	$ 4,097,651
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a) (b)	7,676,000	5,377,575
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	9,893,000	9,532,895
Occidental Petroleum Corp.:
2.90%, 8/15/2024	35,778,000	34,484,267
3.00%, 2/15/2027 (b)	9,367,000	8,423,837
3.20%, 8/15/2026 (b)	11,902,000	11,115,397
3.40%, 4/15/2026	13,256,000	12,636,415
3.50%, 8/15/2029	17,818,000	16,296,699
5.50%, 12/1/2025	9,698,000	10,106,868
5.55%, 3/15/2026	12,789,000	13,337,392
5.88%, 9/1/2025 (b)	10,618,000	11,297,871
6.13%, 1/1/2031	16,460,000	17,620,265
6.38%, 9/1/2028 (b)	7,223,000	7,652,768
6.63%, 9/1/2030	17,857,000	19,379,666
6.95%, 7/1/2024	7,316,000	7,957,686
7.50%, 5/1/2031 (b)	10,611,000	11,972,073
8.00%, 7/15/2025 (b)	6,757,000	7,687,642
8.50%, 7/15/2027	7,262,000	8,386,012
8.88%, 7/15/2030 (b)	14,174,000	16,705,335
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a) (b)	6,266,000	6,771,416
6.00%, 4/1/2026 (a)	6,161,000	6,473,116
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	8,758,000	9,002,611
5.63%, 10/15/2027 (a)	7,897,000	8,646,504
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	6,949,000	6,459,721
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	9,439,000	6,147,998
9.25%, 5/15/2025 (a) (b)	15,318,000	15,127,291
Series WI, 6.00%, 2/15/2028	12,288,000	7,027,999
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	8,663,000	8,950,092
Puma International Financing SA:
5.00%, 1/24/2026 (a)	9,917,000	9,487,098
5.13%, 10/6/2024 (a)	8,034,000	7,982,743
QEP Resources, Inc. 5.63%, 3/1/2026 (b)	6,687,000	7,335,371
Range Resources Corp.:
5.00%, 3/15/2023 (b)	7,170,000	7,026,743
9.25%, 2/1/2026 (b)	10,442,000	10,910,324
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	8,621,000	8,840,922
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	8,387,000	8,804,002
Security Description	Principal Amount	Value
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	$ 9,627,000	$ 10,006,207
6.00%, 4/15/2027	6,928,000	7,360,723
5.50%, 2/15/2026	10,515,000	10,820,250
Talos Production, Inc. 12.00%, 1/15/2026 (a)	5,933,000	5,769,190
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	6,859,678	5,827,571
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	8,097,000	7,363,007
Transocean, Inc.:
7.50%, 1/15/2026 (a)	1,957,000	898,772
11.50%, 1/30/2027 (a) (b)	12,073,000	8,742,542
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	6,371,000	5,126,170
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	7,088,000	5,074,724
WPX Energy, Inc.:
4.50%, 1/15/2030	10,179,000	10,795,644
5.25%, 10/15/2027	7,078,000	7,500,486
5.88%, 6/15/2028	5,780,000	6,299,622
REGS, 5.75%, 6/1/2026	5,876,000	6,174,677
		838,231,690
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	9,492,000	9,880,792
6.88%, 4/1/2027 (a)	7,093,000	7,632,494
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	8,797,000	9,227,877
6.88%, 9/1/2027 (b)	9,817,000	10,448,920
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	7,245,000	7,315,349
11.00%, 12/1/2024 (a) (b)	23,982,000	18,695,168
		63,200,600
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	13,712,000	14,595,738
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	14,230,000	14,844,736
5.25%, 4/30/2025 (a) (b)	8,950,000	9,452,542
5.25%, 8/15/2027 (a)	9,570,000	10,012,708
5.25%, 8/15/2027 (a) (b)	11,933,000	12,518,672
6.00%, 2/15/2025 (a)	7,682,000	7,958,398

44

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ball Corp.:
2.88%, 8/15/2030	$ 14,511,000	$ 14,510,565
4.88%, 3/15/2026	8,681,000	9,801,891
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	6,583,000	6,738,490
5.63%, 7/15/2027 (a) (b)	6,278,000	6,757,953
Cascades Inc/Cascades USA, Inc. 5.38%, 1/15/2028 (a) (b)	7,296,000	7,757,326
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (b)	9,968,000	10,343,195
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,088,500	7,207,161
7.88%, 7/15/2026 (a) (b)	5,927,000	6,262,765
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	6,466,000	7,112,859
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	7,133,000	7,544,788
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	8,574,000	8,815,873
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	9,130,000	9,868,617
10.50%, 7/15/2027 (a)	7,302,000	8,228,478
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a) (b)	17,703,000	18,037,233
7.25%, 4/15/2025 (a) (b)	16,216,000	16,458,916
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	9,030,000	9,783,824
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	6,410,000	6,625,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.00%, 10/15/2027 (a)	12,422,000	12,737,270
5.13%, 7/15/2023 (a)	800	810
Silgan Holdings, Inc. 4.13%, 2/1/2028	6,985,000	7,264,400
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	12,777,000	13,502,734
8.50%, 8/15/2027 (a) (b)	8,395,000	9,258,426
		274,001,808
PHARMACEUTICALS — 2.5%
AdaptHealth LLC 4.63%, 8/1/2029 (a) (f)	6,335,000	6,502,624
Security Description	Principal Amount	Value
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	$ 22,831,000	$ 25,402,912
9.25%, 4/1/2026 (a)	18,309,000	20,445,294
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	15,042,000	15,491,004
5.00%, 2/15/2029 (a)	13,597,000	13,979,484
5.25%, 1/30/2030 (a) (b)	14,441,000	15,139,222
5.25%, 2/15/2031 (a)	12,777,000	13,346,087
5.50%, 11/1/2025 (a)	16,452,000	17,011,039
5.75%, 8/15/2027 (a) (b)	6,920,000	7,440,799
6.25%, 2/15/2029 (a) (b)	18,323,000	19,883,753
7.00%, 3/15/2024 (a)	16,962,000	17,442,533
7.00%, 1/15/2028 (a)	10,534,000	11,562,224
7.25%, 5/30/2029 (a)	10,231,000	11,490,641
9.00%, 12/15/2025 (a)	19,326,000	21,348,466
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	6,571,000	6,830,620
Elanco Animal Health, Inc.:
5.90%, 8/28/2028	8,485,000	10,077,804
5.27%, 8/28/2023 (b)	8,677,000	9,476,933
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	155,000	127,205
9.50%, 7/31/2027 (a) (b)	11,013,000	12,270,795
GMTN, 6.00%, 6/30/2028 (a)	16,122,000	13,413,988
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,625,000	7,234,169
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a) (b)	7,581,000	8,148,438
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (h)	2,948,000	979,326
5.75%, 8/1/2022 (a) (h)	157,000	54,041
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	24,631,000	26,597,785
		311,697,186
PIPELINES — 4.1%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	9,516,000	11,105,458
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	7,829,000	7,653,082
5.75%, 3/1/2027 (a) (b)	8,256,000	8,113,749
5.75%, 1/15/2028 (a) (b)	7,988,000	7,684,456
7.88%, 5/15/2026 (a)	8,055,000	8,364,956

45

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	$ 7,457,000	$ 7,939,319
Buckeye Partners L.P.:
3.95%, 12/1/2026 (b)	6,739,000	6,830,044
4.13%, 3/1/2025 (a) (b)	6,531,000	6,629,749
4.50%, 3/1/2028 (a) (b)	5,837,000	6,022,558
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	17,642,000	18,132,448
5.63%, 10/1/2026	13,724,000	14,315,916
4.50%, 10/1/2029	17,697,000	18,703,251
Cheniere Energy, Inc. 4.63%, 10/15/2028 (a)	23,378,000	24,627,087
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a) (b)	7,376,000	7,303,199
5.75%, 4/1/2025 (b)	6,720,000	6,830,880
6.25%, 4/1/2023	8,534,000	8,563,442
DCP Midstream Operating L.P.:
5.13%, 5/15/2029 (b)	7,204,000	7,995,215
5.38%, 7/15/2025	8,766,000	9,630,678
5.63%, 7/15/2027	6,398,000	7,093,207
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	36,136
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	6,455,000	6,586,424
EQM Midstream Partners L.P.:
4.13%, 12/1/2026 (b)	5,720,000	5,798,536
4.75%, 7/15/2023	12,962,000	13,599,601
5.50%, 7/15/2028	10,316,000	11,254,447
6.00%, 7/1/2025 (a)	7,834,000	8,573,686
A, 6.50%, 7/1/2027 (a)	11,150,000	12,543,416
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025 (b)	6,595,000	6,409,549
7.75%, 2/1/2028 (b)	9,144,000	8,769,370
8.00%, 1/15/2027	9,993,000	9,898,966
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a) (b)	7,492,000	7,981,377
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	32,363
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	7,179,000	7,496,671
5.63%, 2/15/2026 (a) (b)	10,362,000	10,809,017
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a) (b)	6,227,000	6,275,072
Security Description	Principal Amount	Value
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	$ 15,802,000	$ 16,776,509
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	7,059,000	4,998,549
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	7,105,000	7,334,918
NuStar Logistics L.P.:
5.63%, 4/28/2027 (b)	7,210,000	7,693,863
5.75%, 10/1/2025	7,115,000	7,559,118
6.00%, 6/1/2026	7,097,000	7,672,070
6.38%, 10/1/2030	7,589,000	8,584,221
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	6,036,000	6,375,706
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	6,595,000	6,854,381
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	8,945,000	9,102,074
5.50%, 1/15/2028 (a) (b)	9,009,000	9,200,441
6.00%, 12/31/2030 (a)	8,943,000	9,207,981
7.50%, 10/1/2025 (a)	7,318,000	7,892,683
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031 (a)	11,878,000	12,929,797
5.00%, 1/15/2028 (b)	8,109,000	8,554,346
5.50%, 3/1/2030	10,753,000	11,664,639
5.88%, 4/15/2026 (b)	11,746,000	12,338,468
6.50%, 7/15/2027	8,560,000	9,296,674
6.88%, 1/15/2029	8,780,000	9,879,695
Western Midstream Operating L.P.:
4.10%, 2/1/2025	11,817,000	12,136,295
4.65%, 7/1/2026	6,660,000	6,984,675
5.05%, 2/1/2030 (b)	12,645,000	14,111,567
		516,751,995
REAL ESTATE — 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	8,170,000	9,005,709
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	7,969,000	8,432,238
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a) (b)	6,745,000	6,935,749
Howard Hughes Corp.:
5.38%, 3/15/2025 (a)	12,518,000	12,906,809
5.38%, 8/1/2028 (a)	8,978,000	9,667,600

46

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hunt Cos., Inc. 6.25%, 2/15/2026 (a) (b)	$ 7,892,000	$ 8,078,488
Newmark Group, Inc. 6.13%, 11/15/2023	6,514,000	7,085,864
Realogy Group LLC/Realogy Co-Issuer Corp.:
7.63%, 6/15/2025 (a)	6,179,000	6,701,249
9.38%, 4/1/2027 (a) (b)	6,573,000	7,288,866
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	8,367,000	5,666,132
		81,768,704
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	11,880,000	11,719,264
Diversified Healthcare Trust 9.75%, 6/15/2025	12,036,000	13,644,852
EPR Properties 3.75%, 8/15/2029 (b)	6,513,000	6,232,420
ESH Hospitality, Inc. B, 4.63%, 10/1/2027 (a)	8,589,000	8,821,075
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	6,991,000	7,183,532
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (b)	5,320,000	5,531,736
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	12,597,000	13,186,917
4.88%, 9/15/2029 (a) (b)	11,553,000	12,186,798
5.00%, 7/15/2028 (a) (b)	5,421,000	5,745,122
5.25%, 3/15/2028 (a) (b)	10,670,000	11,270,081
5.25%, 7/15/2030 (a)	14,704,000	15,913,698
5.63%, 7/15/2032 (a)	7,127,000	7,883,317
REIT, 4.50%, 2/15/2031 (a)	12,849,000	13,408,574
iStar, Inc.:
4.25%, 8/1/2025	6,641,000	6,663,447
4.75%, 10/1/2024	9,691,000	9,841,501
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	8,203,000	8,066,994
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
3.88%, 2/15/2029 (a)	8,863,000	9,078,903
4.50%, 9/1/2026 (b)	5,776,000	6,224,044
Security Description	Principal Amount	Value
4.63%, 6/15/2025 (a) (b)	$ 8,748,000	$ 9,365,609
5.63%, 5/1/2024	12,180,000	13,218,954
REIT, 5.75%, 2/1/2027	9,712,000	10,892,105
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031 (b)	14,904,000	15,390,616
4.63%, 8/1/2029	10,659,000	11,437,000
5.00%, 10/15/2027	16,082,000	17,105,298
5.25%, 8/1/2026	6,740,000	7,054,893
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	7,198,000	7,247,594
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
5.88%, 10/1/2028 (a)	8,299,000	8,865,490
7.50%, 6/1/2025 (a)	8,702,500	9,422,458
RHP Hotel Properties L.P./RHP Finance Corp. 4.75%, 10/15/2027 (b)	8,654,000	8,911,283
SBA Communications Corp.:
4.00%, 10/1/2022	8,186,000	8,267,860
4.88%, 9/1/2024 (b)	11,889,000	12,200,373
Series WI, 3.88%, 2/15/2027	18,425,000	19,305,715
Senior Housing Properties Trust 4.75%, 2/15/2028	6,478,000	6,461,028
Service Properties Trust:
4.35%, 10/1/2024	9,792,000	9,697,899
7.50%, 9/15/2025	10,160,000	11,799,621
Starwood Property Trust, Inc. 5.00%, 12/15/2021	54,500	55,379
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a) (b)	7,821,000	7,917,198
7.88%, 2/15/2025 (a) (b)	27,317,000	29,336,546
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	8,982,000	9,185,352
4.25%, 12/1/2026 (a) (b)	15,620,333	16,215,155
4.63%, 12/1/2029 (a)	12,525,000	13,460,868
REIT, 3.75%, 2/15/2027 (a)	9,272,000	9,478,487
REIT, 4.13%, 8/15/2030 (a)	11,479,000	12,111,149
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	8,499,000	5,113,593
XHR L.P. 6.38%, 8/15/2025 (a) (b)	6,223,000	6,575,408
		468,695,206

47

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	$ 8,648,000	$ 8,667,890
3.88%, 1/15/2028 (a)	8,643,500	8,798,132
4.00%, 10/15/2030 (a)	34,736,000	35,199,378
4.25%, 5/15/2024 (a)	8,894,000	9,071,346
4.38%, 1/15/2028 (a) (b)	9,105,000	9,378,696
5.75%, 4/15/2025 (a) (b)	6,368,000	6,827,005
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	14,872,000	15,222,087
Carvana Co.:
5.63%, 10/1/2025 (a)	5,984,000	6,142,217
5.88%, 10/1/2028 (a) (b)	7,508,000	7,790,000
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	6,956,000	7,321,955
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	9,058,000	9,336,443
8.50%, 10/30/2025 (a)	7,933,000	8,436,270
Ferrellgas L.P./Ferrellgas Finance Corp. 10.00%, 4/15/2025 (a)	8,235,000	9,111,863
FirstCash, Inc. 4.63%, 9/1/2028 (a) (b)	6,057,000	6,250,097
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	5,444,000	6,178,559
8.63%, 5/15/2025 (a) (b)	8,967,000	9,996,143
8.88%, 5/15/2027 (a) (b)	13,107,000	15,198,091
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	16,048,000	15,911,592
8.75%, 10/1/2025 (a) (b)	8,196,000	8,462,780
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	6,739,000	6,939,620
IRB Holding Corp. 7.00%, 6/15/2025 (a)	9,136,000	9,967,924
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	9,389,000	9,910,277
5.25%, 6/1/2026 (a) (b)	12,975,000	13,477,133
L Brands, Inc.:
5.25%, 2/1/2028	6,093,000	6,352,927
6.63%, 10/1/2030 (a)	12,209,000	13,489,480
6.88%, 7/1/2025 (a)	9,372,000	10,169,651
7.50%, 6/15/2029 (b)	6,495,000	7,213,477
9.38%, 7/1/2025 (a)	5,884,000	7,222,963
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	6,875,000	7,133,088
Lithia Motors, Inc. 4.38%, 1/15/2031 (a) (b)	6,590,000	7,056,770
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	15,990,000	17,739,466
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	6,991,000	7,564,122
Murphy Oil USA, Inc. 4.75%, 9/15/2029 (b)	6,459,000	6,881,031
Security Description	Principal Amount	Value
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	$ 5,852,000	$ 5,760,533
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	6,296,000	6,400,891
5.50%, 5/15/2026 (b)	6,014,000	6,242,051
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	13,811,000	14,167,324
8.88%, 6/1/2025 (a)	9,426,000	9,685,121
QVC, Inc.:
4.38%, 9/1/2028	6,187,000	6,419,569
WI, 4.75%, 2/15/2027	6,910,000	7,355,073
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	7,250,000	7,573,060
8.00%, 11/15/2026 (a)	10,079,000	10,775,862
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	9,156,000	9,676,061
Staples, Inc.:
7.50%, 4/15/2026 (a) (b)	24,286,000	25,336,855
10.75%, 4/15/2027 (a)	12,523,000	12,446,610
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	8,071,000	8,609,094
Yum! Brands, Inc.:
3.63%, 3/15/2031	12,060,000	12,224,378
4.75%, 1/15/2030 (a) (b)	9,390,000	10,285,806
7.75%, 4/1/2025 (a) (b)	6,732,000	7,456,565
		494,833,326
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,466,000	7,019,942
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,196,000	6,420,047
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	13,780,000	14,565,736
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	8,633,000	8,963,040
Qorvo, Inc.:
3.38%, 4/1/2031 (a)	8,222,000	8,483,542
4.38%, 10/15/2029 (b)	9,892,000	10,880,804
		56,333,111
SOFTWARE — 2.2%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	11,753,000	12,025,435
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a) (b)	7,620,000	8,268,081
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	8,742,000	8,974,100
Camelot Finance SA 4.50%, 11/1/2026 (a)	8,067,000	8,424,368
CDK Global, Inc.:
4.88%, 6/1/2027	7,229,000	7,642,933

48

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2029 (a)	$ 5,849,000	$ 6,462,677
5.88%, 6/15/2026	5,718,000	5,994,808
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a) (b)	15,114,000	15,384,843
J2 Global, Inc. 4.63%, 10/15/2030 (a) (b)	9,710,000	10,306,971
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022 (b)	6,626,000	6,656,546
MSCI, Inc.:
3.88%, 2/15/2031 (a)	11,445,000	12,127,694
4.00%, 11/15/2029 (a) (b)	12,115,000	12,970,198
4.75%, 8/1/2026 (a)	5,837,000	6,082,679
5.38%, 5/15/2027 (a)	5,577,000	5,987,411
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	6,263,960	6,587,494
Open Text Corp.:
3.88%, 2/15/2028 (a)	10,992,000	11,431,460
5.88%, 6/1/2026 (a)	12,604,930	13,119,715
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a) (b)	10,797,000	11,479,694
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	5,906,000	6,077,274
4.00%, 2/15/2028 (a)	6,018,000	6,313,363
Rackspace Technology Global, Inc. 5.38%, 12/1/2028 (a) (b)	7,016,000	7,348,699
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	23,553,000	24,428,701
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	24,015,000	25,645,619
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 9/1/2025 (a)	20,755,000	21,287,781
10.50%, 2/1/2024 (a) (b)	9,816,000	9,938,896
		270,967,440
TELECOMMUNICATIONS — 6.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	14,770,000	15,025,521
10.50%, 5/15/2027 (a) (b)	19,751,000	22,291,374
Altice France SA:
5.50%, 1/15/2028 (a) (b)	12,990,000	13,575,070
7.38%, 5/1/2026 (a)	62,001,000	65,216,372
8.13%, 2/1/2027 (a)	22,115,000	24,369,845
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,229,714	338,171
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	12,623,000	13,479,849
Security Description	Principal Amount	Value
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a) (b)	$ 14,484,000	$ 15,644,168
7.50%, 10/15/2026 (a) (b)	6,039,000	6,423,080
CenturyLink, Inc.:
4.00%, 2/15/2027 (a) (b)	14,828,000	15,234,880
5.13%, 12/15/2026 (a) (b)	15,631,000	16,496,488
*, 4.50%, 1/15/2029 (a) (b)	11,770,000	11,974,798
Series Y, 7.50%, 4/1/2024 (b)	12,829,000	14,482,786
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	7,989,000	8,302,408
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	8,875,000	8,765,838
CommScope, Inc.:
5.50%, 3/1/2024 (a)	14,371,000	14,809,316
6.00%, 3/1/2026 (a)	18,588,000	19,566,286
7.13%, 7/1/2028 (a) (b)	8,686,000	9,245,031
8.25%, 3/1/2027 (a) (b)	11,947,000	12,782,932
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a) (b)	25,199,000	27,110,092
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	8,836,000	9,477,140
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	17,517,000	18,246,933
5.88%, 10/15/2027 (a) (b)	13,034,000	14,037,357
6.75%, 5/1/2029 (a)	12,844,000	13,739,997
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a) (b)	11,899,000	12,741,568
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	10,862,000	12,018,803
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	6,505,000	2,601,154
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	8,926,000	9,862,962
6.63%, 8/1/2026 (b)	9,658,000	10,921,653
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	10,230,000	9,899,673
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	10,436,000	10,431,513
4.25%, 7/1/2028 (a)	14,122,000	14,538,317
4.63%, 9/15/2027 (a)	12,255,000	12,762,847
5.25%, 3/15/2026	10,798,000	11,144,184

49

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 1/15/2024	$ 7,373,000	$ 7,444,666
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	11,362,000	11,897,491
Nokia Oyj:
3.38%, 6/12/2022	5,599,000	5,786,790
4.38%, 6/12/2027	5,796,000	6,351,663
QualityTech L.P./QTS Finance Corp. 3.88%, 10/1/2028 (a)	6,404,000	6,516,198
Sprint Corp. 7.63%, 3/1/2026	18,030,000	22,379,197
Switch, Ltd. 3.75%, 9/15/2028 (a)	7,237,000	7,366,325
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a) (b)	6,771,000	7,079,487
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	5,957,000	6,150,603
4.50%, 2/1/2026	13,000,000	13,307,710
4.75%, 2/1/2028 (b)	17,981,000	19,318,427
5.13%, 4/15/2025	5,247,000	5,373,243
5.38%, 4/15/2027 (b)	6,637,000	7,153,359
6.00%, 4/15/2024	9,611,000	9,737,385
VEON Holdings B.V.:
3.38%, 11/25/2027 (a)	12,640,000	12,989,117
4.00%, 4/9/2025 (a)	12,158,000	12,875,444
Series REGS, 4.95%, 6/16/2024	6,741,000	7,325,849
ViaSat, Inc.:
5.63%, 9/15/2025 (a) (b)	9,173,000	9,366,734
5.63%, 4/15/2027 (a) (b)	7,805,000	8,204,382
Vmed O2 UK Financing I PLC 4.25%, 1/31/2031 (a) (b)	16,112,000	16,488,376
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b) (c)	23,706,000	29,480,070
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a)	17,393,000	17,455,615
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a) (b)	17,419,000	17,508,534
6.13%, 3/1/2028 (a)	11,899,000	12,609,727
		777,724,798
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.88%, 12/15/2027 (a) (b)	7,023,000	7,797,426
6.75%, 12/31/2025 (a)	17,167,000	18,120,799
		25,918,225
Security Description	Principal Amount	Value
TRANSPORTATION — 0.4%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	$ 8,333,000	$ 7,060,218
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	5,861,000	6,030,500
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a) (b)	5,845,000	6,342,234
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	6,748,000	6,856,575
6.25%, 5/1/2025 (a)	14,027,000	15,086,599
6.75%, 8/15/2024 (a)	11,129,000	11,846,487
		53,222,613
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	10,506,000	10,972,992
6.75%, 3/15/2022 (a)	3,524,000	3,546,976
		14,519,968
TOTAL CORPORATE BONDS & NOTES (Cost $12,120,933,175)		12,262,277,084
	Shares
COMMON STOCKS — 0.0%(d)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (g) (i)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Weatherford International PLC (i)	50,978	305,868
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (g)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (b)	136,015	178,180
EP Energy Corp.	5,918	207,130
		385,310
PHARMACEUTICALS — 0.0% (d)
Advanz Pharma Corp., Ltd. (b) (i)	37,536	165,534

50

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
ATD New Holdings, Inc. (g) (i)	35,050	$ 455,650
TOTAL COMMON STOCKS (Cost $16,165,554)		1,513,743
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
COMMUNICATIONS SOFTWARE — 0.0% (d)
Ancestry.com, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR , 0.00%, 12/6/2027 (c) (j) (Cost $2,000,000)	$ 2,000,000	2,006,500
OIL, GAS & CONSUMABLE FUELS — 0.1%
Ascent Resources Utica Senior Secured 2020 Fixed 2nd Lien Term Loan, 1 Month USD LIBOR , 0.00%, 11/1/2025 (c) (j) (Cost $6,000,000)	6,000,000	6,558,750
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,000,000)		8,565,250
	Shares
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (k) (l)	86,510,709	86,528,012
State Street Navigator Securities Lending Portfolio II (m) (n)	1,016,894,473	1,016,894,473
TOTAL SHORT-TERM INVESTMENTS (Cost $1,103,422,481)		1,103,422,485
TOTAL INVESTMENTS — 106.9% (Cost $13,248,521,210)		13,375,778,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(859,916,496)
NET ASSETS — 100.0%		$12,515,862,066
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 69.4% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $657,031, representing less than 0.05% of the Fund's net assets.
(h)	Security is currently in default and/or issuer is in bankruptcy.
(i)	Non-income producing security.
(j)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at December 31, 2020.
(m)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(n)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

51

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$12,262,277,084	$ 0(a)	$12,262,277,084
Common Stocks	649,582	207,130	657,031	1,513,743
Senior Floating Rate Loans	—	8,565,250	—	8,565,250
Short-Term Investments	1,103,422,485	—	—	1,103,422,485
TOTAL INVESTMENTS	$1,104,072,067	$12,271,049,464	$657,031	$13,375,778,562
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	81,385,275	$ 81,417,830	$1,368,490,986	$ 1,363,366,118	$(14,631)	$(55)	86,510,709	$ 86,528,012	$ 56,080
State Street Navigator Securities Lending Portfolio II	1,224,907,425	1,224,907,425	1,285,991,621	1,494,004,573	—	—	1,016,894,473	1,016,894,473	1,717,173
Total		$1,306,325,255	$2,654,482,607	$2,857,370,691	$(14,631)	$(55)		$1,103,422,485	$1,773,253
52	ARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.0%
ADVERTISING — 0.4%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$ 363,000	$ 382,304
Cxloyalty Group, Inc. 12.50%, 11/10/2022 (a)	3,807,153	4,019,173
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	3,862,000	3,914,176
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a) (b)	5,811,000	6,156,174
		14,471,827
AEROSPACE & DEFENSE — 2.5%
Bombardier, Inc.:
5.75%, 3/15/2022 (a) (b)	3,954,000	4,033,001
8.75%, 12/1/2021 (a)	9,759,000	10,148,287
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (b)	6,120,000	6,730,960
5.40%, 4/15/2021	264,000	264,391
5.87%, 2/23/2022	2,050,000	2,150,429
6.88%, 5/1/2025	11,093,000	13,083,639
Rolls-Royce PLC 3.63%, 10/14/2025 (a) (b)	4,931,000	4,977,844
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	4,679,000	4,932,415
7.50%, 4/15/2025 (a)	7,916,000	8,522,761
SSL Robotics LLC 9.75%, 12/31/2023 (a)	6,522,000	7,373,056
TransDigm, Inc.:
6.50%, 7/15/2024 (b)	4,391,925	4,471,243
8.00%, 12/15/2025 (a)	1,919,000	2,118,288
6.50%, 5/15/2025	6,451,000	6,648,465
Triumph Group, Inc.:
6.25%, 9/15/2024 (a) (b)	5,732,000	5,669,693
7.75%, 8/15/2025 (b)	1,610,000	1,474,615
8.88%, 6/1/2024 (a) (b)	6,148,000	6,746,508
		89,345,595
AGRICULTURE — 0.2%
Vector Group, Ltd. 6.13%, 2/1/2025 (a) (b)	6,389,000	6,492,949
AIRLINES — 1.3%
Air Canada 7.75%, 4/15/2021 (a) (b)	981,000	990,849
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	4,662,412	4,429,012
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	5,418,000	4,159,128
5.00%, 6/1/2022 (a) (b)	4,425,000	3,973,296
American Airlines, Inc. 11.75%, 7/15/2025 (a) (b)	14,074,000	16,236,048
Security Description	Principal Amount	Value
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	$ 6,635,000	$ 6,539,854
3.40%, 4/19/2021	3,476,000	3,497,169
3.63%, 3/15/2022 (b)	1,301,000	1,337,779
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	1,310,000	1,474,706
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	1,032,900	1,038,405
4.88%, 1/15/2025 (b)	920,000	905,363
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	1,781,800	1,631,968
		46,213,577
APPAREL — 0.7%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	8,147,000	8,552,884
5.38%, 5/15/2025 (a)	7,926,000	8,401,243
Levi Strauss & Co. 5.00%, 5/1/2025 (b)	4,966,000	5,101,621
Michael Kors USA, Inc. 4.50%, 11/1/2024 (a) (b)	288,000	300,505
William Carter Co. 5.50%, 5/15/2025 (a) (b)	1,493,000	1,586,402
		23,942,655
AUTO MANUFACTURERS — 3.5%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	6,508,000	7,077,450
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	3,224,000	3,300,763
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	8,865,000	9,508,954
Ford Motor Co.:
8.50%, 4/21/2023	12,243,000	13,767,498
9.00%, 4/22/2025	7,598,000	9,316,971
Ford Motor Credit Co. LLC:
3.09%, 1/9/2023	2,449,000	2,492,813
3.10%, 5/4/2023	3,084,000	3,111,355
3.20%, 1/15/2021	5,879,000	5,874,356
3.22%, 1/9/2022	810,000	819,801
3.34%, 3/28/2022	2,184,000	2,212,326
3.35%, 11/1/2022	8,242,000	8,368,350
3.37%, 11/17/2023 (b)	2,716,000	2,770,592
3.47%, 4/5/2021 (b)	2,293,000	2,296,348
3.66%, 9/8/2024	4,323,000	4,447,762
3.81%, 10/12/2021	6,183,000	6,258,804
3.81%, 1/9/2024	141,000	144,590
4.25%, 9/20/2022 (b)	1,094,000	1,128,034
4.38%, 8/6/2023	54,000	56,087
5.09%, 1/7/2021 (b)	1,007,000	1,007,000
5.13%, 6/16/2025	6,977,000	7,580,859
5.58%, 3/18/2024 (b)	3,049,000	3,298,256
5.60%, 1/7/2022	2,870,000	2,967,121

53

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 8/2/2021	$ 3,329,000	$ 3,401,372
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (b)	5,004,000	5,005,501
7.75%, 10/15/2025 (a)	4,118,000	4,459,835
Navistar International Corp.:
6.63%, 11/1/2025 (a)	2,812,000	2,947,004
9.50%, 5/1/2025 (a)	2,853,000	3,203,320
Tesla, Inc. 5.30%, 8/15/2025 (a)	9,478,000	9,879,393
		126,702,515
AUTO PARTS & EQUIPMENT — 1.4%
Adient US LLC 9.00%, 4/15/2025 (a)	3,893,000	4,354,048
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	3,385,000	3,513,596
Clarios Global L.P. 6.75%, 5/15/2025 (a)	4,229,000	4,556,748
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a) (b)	3,626,000	3,762,301
Dana, Inc. 5.50%, 12/15/2024 (b)	2,317,000	2,373,373
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023 (b)	7,178,000	7,211,593
9.50%, 5/31/2025 (b)	4,256,000	4,815,111
Meritor, Inc.:
4.50%, 12/15/2028 (a)	2,556,000	2,621,562
6.25%, 2/15/2024 (b)	89,000	90,777
Titan International, Inc. 6.50%, 11/30/2023	1,388,000	1,286,648
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a) (b)	9,741,000	10,032,840
4.75%, 4/29/2025 (a) (b)	4,060,000	4,371,402
		48,989,999
BANKS — 1.5%
CIT Group, Inc.:
4.13%, 3/9/2021 (b)	1,761,000	1,764,822
4.75%, 2/16/2024	6,076,000	6,629,888
5.00%, 8/15/2022	7,704,000	8,191,047
5.00%, 8/1/2023	6,256,000	6,826,735
5.25%, 3/7/2025	4,044,000	4,616,064
Commerzbank AG 8.13%, 9/19/2023 (a)	4,916,000	5,766,075
Deutsche Bank AG 4.50%, 4/1/2025 (b)	4,229,000	4,574,044
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a)	2,647,000	2,761,403
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a) (b)	12,788,000	13,979,330
		55,109,408
Security Description	Principal Amount	Value
BEVERAGES — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	$ 1,984,000	$ 1,982,076
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	4,448,000	4,596,029
		6,578,105
BUILDING MATERIALS — 0.2%
BMC East LLC 5.50%, 10/1/2024 (a)	993,000	1,020,307
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 7/15/2025 (a)	3,238,000	3,498,724
James Hardie International Finance DAC 4.75%, 1/15/2025 (a)	969,000	992,014
		5,511,045
CHEMICALS — 2.2%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	552,000	560,578
Blue Cube Spinco LLC:
9.75%, 10/15/2023	1,096,000	1,125,143
10.00%, 10/15/2025 (b)	5,746,000	6,094,208
CF Industries, Inc. 3.45%, 6/1/2023	4,525,000	4,742,019
Chemours Co. 7.00%, 5/15/2025 (b)	5,065,000	5,240,907
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	1,863,000	1,882,804
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	3,541,000	3,120,117
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	3,349,000	3,366,549
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	3,782,000	4,164,095
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	2,337,000	2,371,494
Kraton Polymers LLC/Kraton Polymers Capital Corp.:
4.25%, 12/15/2025 (a)	3,610,000	3,683,175
7.00%, 4/15/2025 (a) (b)	1,769,000	1,861,872
OCI NV:
4.63%, 10/15/2025 (a)	1,264,000	1,315,230
5.25%, 11/1/2024 (a)	5,730,000	5,942,526
Olin Corp. 9.50%, 6/1/2025 (a) (b)	2,896,000	3,609,806
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	1,211,000	1,231,672
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	3,305,000	2,866,228
7.63%, 1/15/2026 (a)	2,030,000	2,115,463

54

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SPCM SA 4.88%, 9/15/2025 (a)	$ 1,837,000	$ 1,893,855
TPC Group, Inc. 10.50%, 8/1/2024 (a)	7,831,000	6,473,261
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	4,368,000	4,468,901
Tronox Finance PLC 5.75%, 10/1/2025 (a) (b)	2,047,000	2,125,052
Tronox, Inc. 6.50%, 5/1/2025 (a)	3,278,000	3,504,903
Valvoline, Inc. 4.38%, 8/15/2025	3,503,000	3,618,109
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	1,339,000	1,265,288
		78,643,255
COAL — 0.1%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a) (b)	3,496,000	3,467,403
COMMERCIAL SERVICES — 2.6%
ADT Security Corp.:
3.50%, 7/15/2022	6,299,100	6,467,601
4.13%, 6/15/2023	5,061,000	5,392,040
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	5,464,000	3,990,796
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	1,933,000	1,965,726
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	924,000	946,971
APX Group, Inc.:
7.63%, 9/1/2023 (b)	4,108,000	4,264,145
7.88%, 12/1/2022	7,762,000	7,777,602
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	1,618,000	1,636,105
6.38%, 4/1/2024 (a) (b)	2,273,000	2,318,165
10.50%, 5/15/2025 (a) (b)	2,907,000	3,420,580
Brink's Co. 5.50%, 7/15/2025 (a) (b)	1,638,000	1,748,188
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a)	113,000	123,275
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a) (b)	2,076,000	2,189,993
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	4,411,000	4,672,043
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	2,810,000	2,899,218
Security Description	Principal Amount	Value
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	$ 5,423,000	$ 5,436,720
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a)	8,177,000	8,733,036
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	3,094,000	3,182,457
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a) (b)	4,450,000	4,508,695
7.38%, 9/1/2025 (a)	5,809,000	6,319,263
9.25%, 4/15/2025 (a) (b)	4,795,000	5,715,544
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	4,341,000	3,732,652
WEX, Inc. 4.75%, 2/1/2023 (a)	5,274,000	5,280,592
		92,721,407
COMPUTERS — 1.4%
Austin BidCo, Inc. 7.13%, 12/15/2028 (a) (b)	878,000	917,536
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	8,202,000	8,216,189
7.13%, 6/15/2024 (a) (b)	12,005,000	12,456,028
Dell, Inc. 4.63%, 4/1/2021 (b)	2,274,000	2,293,875
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	2,914,000	3,247,740
EMC Corp. 3.38%, 6/1/2023 (b)	6,155,000	6,426,928
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,274,000	1,613,739
Seagate HDD Cayman:
4.75%, 6/1/2023	1,050,000	1,134,305
4.75%, 1/1/2025 (b)	1,331,000	1,450,258
4.88%, 3/1/2024 (b)	3,400,000	3,693,692
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	6,931,000	7,151,336
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	1,089,000	1,104,932
		49,706,558
COSMETICS/PERSONAL CARE — 0.4%
Avon Products, Inc. 7.00%, 3/15/2023 (b)	5,245,000	5,666,436
Edgewell Personal Care Co. 4.70%, 5/24/2022	6,226,000	6,476,845
Revlon Consumer Products Corp. 6.25%, 8/1/2024	4,565,000	1,591,496
		13,734,777

55

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.6%
Avient Corp.:
5.25%, 3/15/2023 (b)	$ 751,000	$ 809,436
5.75%, 5/15/2025 (a)	9,605,000	10,193,306
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	1,043,000	1,137,621
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	2,342,000	2,408,536
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	2,843,000	2,863,555
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	4,557,000	4,343,641
		21,756,095
DIVERSIFIED FINANCIAL SERVICES — 4.2%
Credit Acceptance Corp. 5.13%, 12/31/2024 (a) (b)	1,380,000	1,431,557
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	5,682,000	5,422,958
Enova International, Inc. 8.50%, 9/15/2025 (a) (b)	1,316,000	1,290,627
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	760,000	805,250
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	3,770,000	3,750,132
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	3,586,000	3,445,249
Genworth Mortgage Holdings, Inc. 6.50%, 8/15/2025 (a)	3,362,000	3,632,305
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	13,263,241	11,835,984
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (b)	10,651,000	11,096,957
6.25%, 2/1/2022 (b)	9,661,000	9,697,229
6.38%, 12/15/2025	2,146,000	2,223,063
6.75%, 2/1/2024	4,000	4,081
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	2,474,000	2,597,799
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	8,642,000	8,934,618
Navient Corp.:
5.50%, 1/25/2023 (b)	5,612,000	5,894,733
5.88%, 10/25/2024	4,758,000	5,055,756
6.50%, 6/15/2022 (b)	6,120,000	6,458,375
6.63%, 7/26/2021	3,452,000	3,535,849
6.75%, 6/25/2025 (b)	4,036,000	4,403,518
7.25%, 9/25/2023 (b)	4,422,000	4,851,288
Series MTN, 6.13%, 3/25/2024	5,129,000	5,454,486
Security Description	Principal Amount	Value
Series MTN, 7.25%, 1/25/2022	$ 3,797,000	$ 3,958,904
OneMain Finance Corp.:
5.63%, 3/15/2023	4,928,000	5,310,856
6.13%, 5/15/2022	5,568,000	5,908,483
6.13%, 3/15/2024 (b)	12,180,000	13,317,856
6.88%, 3/15/2025	6,490,000	7,544,495
7.75%, 10/1/2021	5,291,000	5,566,979
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	1,921,000	2,029,133
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	3,177,000	3,116,986
Voyager Aviation Holdings LLC/Voyager Finance Co. 9.00%, 8/15/2021 (a)	5,048,000	2,939,905
		151,515,411
ELECTRIC — 1.1%
Clearway Energy Operating LLC 5.75%, 10/15/2025	1,436,000	1,513,185
DPL, Inc. 4.13%, 7/1/2025 (a)	2,905,000	3,140,537
Drax Finco PLC 6.63%, 11/1/2025 (a)	4,397,000	4,599,834
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	4,984,000	5,068,927
Series B, 4.25%, 3/15/2023	5,809,000	6,134,072
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	4,399,000	4,791,787
InterGen NV 7.00%, 6/30/2023 (a) (b)	645,000	622,283
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	8,053,000	8,634,427
4.25%, 9/15/2024 (a)	69,000	74,054
Talen Energy Supply LLC 6.50%, 6/1/2025 (b)	3,327,000	2,704,618
TransAlta Corp. 4.50%, 11/15/2022 (b)	1,064,000	1,109,720
		38,393,444
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
WESCO Distribution, Inc.:
5.38%, 12/15/2021 (b)	3,450,000	3,451,552
5.38%, 6/15/2024 (b)	1,129,000	1,157,519
Wesco Distribution, Inc. Co. 7.13%, 6/15/2025 (a)	12,393,000	13,625,856
		18,234,927

56

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.5%
Brightstar Escrow Corp. 9.75%, 10/15/2025 (a)	$ 2,271,000	$ 2,426,586
Ingram Micro, Inc. 5.45%, 12/15/2024	2,001,000	2,303,771
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	3,473,000	3,739,449
5.00%, 10/1/2025 (a)	2,715,999	3,013,917
5.63%, 11/1/2024 (a)	3,316,000	3,709,543
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	3,650,000	3,733,548
		18,926,814
ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	6,151,875	6,365,530
ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a) (c)	4,504,047	22,520
AECOM 5.88%, 10/15/2024	6,233,000	6,919,191
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	3,602,000	3,670,978
Fluor Corp. 3.50%, 12/15/2024 (b)	4,019,000	3,966,994
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	4,010,000	4,461,045
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	65,000	63,625
		19,104,353
ENTERTAINMENT — 3.8%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	5,104,000	3,538,756
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	2,062,000	2,140,294
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,484,000	2,607,430
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	12,850,000	13,609,821
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	1,065,000	1,070,932
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	13,519,000	14,122,623
Cinemark USA, Inc.:
5.13%, 12/15/2022	7,005,000	6,869,804
Security Description	Principal Amount	Value
8.75%, 5/1/2025 (a) (b)	$ 1,180,000	$ 1,287,050
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	1,703,000	1,712,332
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	23,659,000	25,191,393
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	6,873,000	6,937,881
Enterprise Development Authority 12.00%, 7/15/2024 (a)	1,694,000	1,909,663
International Game Technology PLC:
6.25%, 2/15/2022 (a)	11,049,000	11,329,313
6.50%, 2/15/2025 (a) (b)	4,467,000	4,995,267
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	654,000	670,991
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	2,462,000	2,500,678
6.38%, 2/1/2024 (a)	3,785,000	3,890,185
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	3,027,000	3,066,745
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	1,821,000	1,902,927
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	5,600,000	5,775,504
8.63%, 7/1/2025 (a)	5,812,000	6,366,465
SeaWorld Parks & Entertainment, Inc. 9.50%, 8/1/2025 (a)	1,560,000	1,694,659
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,002,000	5,007,002
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	2,007,000	2,177,515
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	1,105,000	1,184,660
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a) (b)	3,013,000	3,262,205
		134,822,095
ENVIRONMENTAL CONTROL — 0.7%
Covanta Holding Corp. 5.88%, 7/1/2025	6,231,000	6,480,676
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	6,115,000	6,269,954
4.25%, 6/1/2025 (a) (b)	5,526,000	5,745,382
Stericycle, Inc. 5.38%, 7/15/2024 (a)	5,157,000	5,374,161

57

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tervita Corp. 11.00%, 12/1/2025 (a)	$ 1,193,000	$ 1,284,241
		25,154,414
FOOD — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a) (b)	3,735,000	3,826,171
5.75%, 3/15/2025 (b)	7,624,000	7,857,142
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	3,012,000	3,111,396
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,840,000	2,832,616
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	3,688,000	3,742,287
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	2,025,000	2,298,193
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	4,036,000	4,154,013
JBS USA LUX SA/JBS USA Finance, Inc. 5.75%, 6/15/2025 (a)	8,323,000	8,595,578
Kraft Heinz Foods Co.:
3.95%, 7/15/2025	14,111,000	15,484,424
4.00%, 6/15/2023	1,200,000	1,285,056
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a) (b)	5,538,000	5,789,093
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	5,972,000	6,128,227
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	4,906,000	5,013,736
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	2,010,000	2,048,612
US Foods, Inc.:
5.88%, 6/15/2024 (a)	201,000	203,472
6.25%, 4/15/2025 (a)	8,107,000	8,662,411
		81,032,427
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	1,015,000	1,043,380
6.38%, 5/1/2025 (a) (b)	10,655,000	11,387,744
		12,431,124
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025 (b)	3,197,000	3,325,615
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	884,000	882,630
		4,208,245
Security Description	Principal Amount	Value
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp. 5.63%, 5/20/2024	$ 6,801,000	$ 7,431,385
HAND & MACHINE TOOLS — 0.2%
Colfax Corp. 6.00%, 2/15/2024 (a) (b)	5,950,000	6,165,747
HEALTH CARE PRODUCTS — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38%, 6/1/2025 (a)	2,538,000	2,694,950
HEALTH CARE SERVICES — 5.1%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	6,653,000	6,670,963
6.50%, 3/1/2024	1,196,000	1,224,309
Air Methods Corp. 8.00%, 5/15/2025 (a)	4,132,000	3,476,706
Akumin, Inc. 7.00%, 11/1/2025 (a)	1,852,000	1,946,137
Centene Corp.:
4.75%, 1/15/2025	5,548,000	5,691,971
4.75%, 1/15/2025	12,443,000	12,771,993
CHS/Community Health Systems, Inc.:
6.63%, 2/15/2025 (a)	10,905,000	11,478,930
8.13%, 6/30/2024 (a)	13,073,000	13,583,893
8.63%, 1/15/2024 (a)	10,337,000	10,783,145
9.88%, 6/30/2023 (a) (d)	7,444,000	7,810,766
HCA, Inc.:
5.38%, 2/1/2025	16,580,000	18,631,941
5.88%, 5/1/2023	6,974,000	7,656,057
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	5,734,000	6,161,814
Magellan Health, Inc. 4.90%, 9/22/2024 (b)	1,446,000	1,534,553
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	7,030,000	7,120,546
Molina Healthcare, Inc. 5.38%, 11/15/2022	5,102,000	5,400,977
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	4,861,000	5,186,152
Providence Service Corp. 5.88%, 11/15/2025 (a)	2,395,000	2,532,689
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,055,000	4,236,745
Surgery Center Holdings, Inc. 6.75%, 7/1/2025 (a) (b)	64,000	65,230
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	11,983,000	12,276,584
4.63%, 9/1/2024 (a)	1,727,000	1,792,436

58

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/1/2025	$ 10,601,000	$ 10,804,645
6.75%, 6/15/2023	10,356,000	11,116,752
7.00%, 8/1/2025 (b)	2,113,000	2,184,060
7.50%, 4/1/2025 (a)	7,872,000	8,614,959
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	683,000	703,012
		181,457,965
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Stena AB 7.00%, 2/1/2024 (a) (b)	2,670,000	2,676,007
Stena International SA:
5.75%, 3/1/2024 (a)	902,000	905,518
6.13%, 2/1/2025 (a)	2,654,000	2,623,532
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	2,296,000	2,368,921
		8,573,978
HOME BUILDERS — 1.0%
Century Communities, Inc. 5.88%, 7/15/2025 (b)	578,000	602,045
Empire Communities Corp. 7.00%, 12/15/2025 (a)	4,563,000	4,805,706
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	206,000	216,825
KB Home:
7.00%, 12/15/2021 (b)	4,304,000	4,476,203
7.50%, 9/15/2022	3,945,000	4,316,777
Meritage Homes Corp. 5.13%, 6/6/2027	1,375,000	1,536,219
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	3,716,000	3,976,269
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	4,455,000	4,716,642
Toll Brothers Finance Corp.:
4.38%, 4/15/2023 (b)	3,672,660	3,884,242
4.88%, 11/15/2025 (b)	107,000	120,016
5.88%, 2/15/2022 (b)	4,578,000	4,761,395
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	3,862,000	4,207,494
		37,619,833
HOUSEHOLD PRODUCTS & WARES — 0.6%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	2,756,000	2,830,439
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	5,465,000	5,596,051
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	5,389,000	5,508,420
Security Description	Principal Amount	Value
Spectrum Brands, Inc. 5.75%, 7/15/2025	$ 8,441,000	$ 8,715,164
		22,650,074
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,999,000	5,351,330
Newell Brands, Inc.:
4.35%, 4/1/2023	5,528,000	5,804,511
4.88%, 6/1/2025	5,492,000	6,035,378
		17,191,219
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	6,750,000	7,022,227
8.13%, 2/15/2024 (a) (b)	8,224,000	8,715,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,944,000	2,998,228
6.75%, 10/15/2027 (a)	1,259,000	1,344,587
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	1,878,000	1,948,538
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (b)	2,010,000	2,015,025
7.63%, 9/24/2021 (b)	5,574,000	5,686,316
Series ., 4.80%, 2/15/2024 (b)	2,494,000	2,360,746
Series ., 4.90%, 8/15/2023 (b)	2,707,000	2,587,784
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	1,091,000	1,217,687
Radian Group, Inc. 4.50%, 10/1/2024	4,635,000	4,895,348
USI, Inc. 6.88%, 5/1/2025 (a)	2,057,000	2,109,186
		42,901,138
INTERNET — 1.4%
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a) (b)	2,069,000	2,081,683
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,228,000	3,319,126
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	5,362,000	5,718,466
5.38%, 2/1/2021 (b)	1,508,000	1,512,117
5.50%, 2/15/2022 (b)	4,956,000	5,199,339
5.75%, 3/1/2024	2,082,000	2,331,840
5.88%, 2/15/2025 (b)	5,737,000	6,586,133
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	10,556,000	10,782,532
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,298,000	2,485,471
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	7,391,000	7,977,624

59

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc. 5.25%, 4/1/2025	$ 1,061,000	$ 1,205,307
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	95,000	94,799
		49,294,437
IRON/STEEL — 0.8%
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	832,000	913,353
ArcelorMittal SA 3.60%, 7/16/2024	2,070,000	2,231,936
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	1,210,000	1,232,434
9.88%, 10/17/2025 (a)	7,258,000	8,532,940
United States Steel Corp.:
6.88%, 8/15/2025 (b)	3,602,000	3,442,179
12.00%, 6/1/2025 (a)	9,879,000	11,434,547
		27,787,389
LEISURE TIME — 2.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (e)	2,241,000	1,120
Carnival Corp.:
7.63%, 3/1/2026 (a) (b)	5,523,000	6,016,591
11.50%, 4/1/2023 (a)	17,512,000	20,243,872
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a) (b)	3,408,000	3,287,016
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	3,886,000	3,583,358
5.88%, 3/15/2026 (a) (b)	576,000	604,489
12.25%, 5/15/2024 (a)	6,366,000	7,674,595
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022	4,572,000	4,602,084
9.13%, 6/15/2023 (a) (b)	12,843,000	13,966,377
10.88%, 6/1/2023 (a) (b)	2,528,000	2,874,387
11.50%, 6/1/2025 (a)	13,573,000	15,874,845
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	3,592,000	3,720,019
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	5,268,000	6,316,332
Vista Outdoor, Inc. 5.88%, 10/1/2023 (b)	213,000	215,358
		88,980,443
LODGING — 2.9%
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	3,682,000	4,091,328
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,515,000	6,694,032
10.75%, 9/1/2024 (a) (b)	2,331,000	2,335,359
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	5,231,000	5,589,062
Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	$ 3,786,000	$ 4,038,640
Melco Resorts Finance, Ltd. 5.75%, 7/21/2028 (a)	3,619,000	3,856,008
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	6,892,000	7,133,840
MGM Resorts International:
6.00%, 3/15/2023	10,763,000	11,580,235
6.75%, 5/1/2025 (b)	3,636,000	3,934,516
7.75%, 3/15/2022 (b)	9,898,000	10,547,705
Station Casinos LLC 5.00%, 10/1/2025 (a)	5,304,000	5,373,588
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a)	3,824,000	4,037,609
Universal Entertainment Corp. 8.50%, 12/11/2024 (a) (b)	4,342,000	4,560,706
Wyndham Destinations, Inc.:
3.90%, 3/1/2023 (b)	63,000	64,613
4.25%, 3/1/2022 (b)	7,638,000	7,828,415
6.60%, 10/1/2025	738,000	835,003
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	3,838,000	3,894,150
5.50%, 3/1/2025 (a) (b)	12,315,000	12,857,476
Wynn Macau, Ltd. 4.88%, 10/1/2024 (a) (b)	5,948,000	6,037,517
		105,289,802
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	3,507,000	3,612,982
MACHINERY-DIVERSIFIED — 0.3%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a) (b)	1,360,000	1,381,529
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	2,204,000	2,177,728
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	2,493,000	2,712,833
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	2,071,000	2,116,210
Welbilt, Inc. 9.50%, 2/15/2024 (b)	1,070,000	1,104,454
		9,492,754
MEDIA — 4.8%
AMC Networks, Inc.:
4.75%, 12/15/2022	4,413,000	4,413,485
4.75%, 8/1/2025 (b)	3,544,000	3,659,003
5.00%, 4/1/2024	6,302,000	6,426,591
Cablevision Systems Corp. 5.88%, 9/15/2022	7,056,000	7,474,632

60

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/1/2023 (a)	$ 5,383,000	$ 5,435,700
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	3,244,000	3,031,323
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (b)	13,687,000	13,873,691
CSC Holdings LLC:
5.25%, 6/1/2024	5,369,000	5,808,399
6.75%, 11/15/2021	9,064,000	9,430,004
DISH DBS Corp.:
5.00%, 3/15/2023	11,763,000	12,202,113
5.88%, 7/15/2022	13,129,000	13,712,059
5.88%, 11/15/2024	14,622,000	15,323,856
6.75%, 6/1/2021	13,913,000	14,191,260
Entercom Media Corp. 7.25%, 11/1/2024 (a) (b)	3,974,000	3,980,478
EW Scripps Co. 5.13%, 5/15/2025 (a)	57,000	58,164
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	36,000	34,033
Quebecor Media, Inc. 5.75%, 1/15/2023	6,466,000	6,978,754
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	7,003,000	7,092,848
4.63%, 7/15/2024 (a) (b)	14,424,000	14,951,774
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (f)	651,000	681,076
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	14,264,000	14,427,037
Urban One, Inc. 8.75%, 12/15/2022 (a)	3,298,000	3,185,703
Videotron, Ltd.:
5.00%, 7/15/2022	6,146,000	6,461,659
5.38%, 6/15/2024 (a)	840,000	926,520
		173,760,162
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a) (b)	5,136,000	5,219,100
MINING — 1.6%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	3,666,000	3,819,679
Arconic Corp. 6.00%, 5/15/2025 (a) (b)	7,915,000	8,458,998
Constellium SE:
5.75%, 5/15/2024 (a)	2,022,000	2,061,955
6.63%, 3/1/2025 (a) (b)	6,481,000	6,621,767
Security Description	Principal Amount	Value
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	$ 10,094,000	$ 10,405,097
5.13%, 3/15/2023 (a) (b)	5,340,000	5,630,763
5.13%, 5/15/2024 (a)	2,731,000	2,960,076
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (b)	1,590,000	1,620,782
3.88%, 3/15/2023	5,020,000	5,240,027
4.55%, 11/14/2024 (b)	5,883,000	6,437,414
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	2,126,000	2,285,237
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a)	1,904,000	2,036,271
		57,578,066
MISCELLANEOUS MANUFACTURER — 1.2%
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	7,377,000	7,236,911
6.13%, 1/15/2023 (a)	9,075,500	8,954,251
7.50%, 12/1/2024 (a) (b)	6,085,000	5,829,734
7.50%, 3/15/2025 (a) (b)	11,311,000	10,543,888
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	3,274,000	3,323,110
Hillenbrand, Inc. 5.75%, 6/15/2025	645,000	700,464
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	2,570,000	2,650,724
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	1,400,000	1,455,930
Trinity Industries, Inc. 4.55%, 10/1/2024	3,826,000	4,020,858
		44,715,870
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025 (b)	4,276,000	4,473,936
5.50%, 12/1/2024	1,153,000	1,280,176
Pitney Bowes, Inc. 5.95%, 4/1/2023 (b)	3,401,000	3,484,392
Xerox Corp. 4.38%, 3/15/2023 (b)	2,526,000	2,656,089
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	4,245,000	4,508,997
		16,403,590
OIL & GAS — 6.8%
Aker BP ASA 5.88%, 3/31/2025 (a)	3,733,000	3,887,733
Antero Resources Corp.:
5.13%, 12/1/2022 (b)	7,281,000	7,279,471
5.63%, 6/1/2023 (b)	6,369,000	6,227,927
8.38%, 7/15/2026 (a) (f)	1,597,000	1,624,963

61

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25%, 12/31/2028 (a)	$ 948,000	$ 943,980
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	1,871,000	692,008
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	2,386,000	1,639,254
Callon Petroleum Co.:
6.13%, 10/1/2024	4,685,000	2,684,318
6.25%, 4/15/2023	1,173,000	758,286
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.75%, 4/15/2023	1,138,000	1,110,529
11.00%, 4/15/2025 (a) (b)	3,167,000	3,200,570
Cenovus Energy, Inc.:
3.00%, 8/15/2022	3,953,000	4,024,984
3.80%, 9/15/2023 (b)	3,265,000	3,401,085
5.38%, 7/15/2025	6,155,000	6,938,224
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	5,582,000	5,758,894
4.50%, 4/15/2023 (b)	2,067,000	2,130,168
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a) (b)	4,303,000	4,406,702
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a) (b)	10,330,000	10,537,530
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	5,362,000	5,252,025
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 7.75%, 12/15/2025 (a)	2,433,000	2,577,861
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	3,503,000	3,753,500
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	1,951,000	1,170,190
EQT Corp.:
3.00%, 10/1/2022 (b)	648,000	654,869
7.88%, 2/1/2025 (b)	3,355,000	3,828,692
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a) (b)	2,851,511	2,836,797
5.75%, 10/1/2025 (a) (b)	1,431,000	1,442,419
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	1,493,000	1,460,572
Laredo Petroleum, Inc. 9.50%, 1/15/2025	1,671,000	1,455,341
MEG Energy Corp. 6.50%, 1/15/2025 (a)	4,462,000	4,595,771
Murphy Oil Corp.:
5.88%, 12/1/2027	573,000	563,815
6.88%, 8/15/2024	5,132,000	5,219,347
Security Description	Principal Amount	Value
Nabors Industries, Inc. 5.75%, 2/1/2025	$ 5,710,000	$ 2,970,570
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	4,584,000	4,417,142
Occidental Petroleum Corp.:
2.70%, 2/15/2023 (b)	5,438,000	5,442,731
2.90%, 8/15/2024	20,676,000	19,928,356
3.50%, 6/15/2025 (b)	8,217,000	7,933,431
5.50%, 12/1/2025 (b)	1,931,000	2,012,411
5.88%, 9/1/2025 (b)	7,396,000	7,869,566
6.95%, 7/1/2024	1,986,000	2,160,192
Ovintiv Exploration, Inc.:
5.63%, 7/1/2024 (b)	1,596,000	1,707,927
5.75%, 1/30/2022	1,956,000	2,029,937
Ovintiv, Inc. 3.90%, 11/15/2021 (b)	4,598,000	4,650,095
Parsley Energy LLC/Parsley Finance Corp.:
5.25%, 8/15/2025 (a)	792,000	824,013
5.38%, 1/15/2025 (a)	7,043,000	7,239,711
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	6,339,000	4,128,844
9.25%, 5/15/2025 (a) (b)	8,394,000	8,289,495
PDC Energy, Inc. 6.13%, 9/15/2024	1,466,000	1,505,641
Puma International Financing SA 5.13%, 10/6/2024 (a)	3,270,000	3,249,137
QEP Resources, Inc.:
5.25%, 5/1/2023	4,714,000	4,971,856
5.38%, 10/1/2022 (b)	2,508,000	2,609,198
Range Resources Corp.:
4.88%, 5/15/2025 (b)	3,346,000	3,158,256
5.00%, 3/15/2023 (b)	6,965,000	6,825,839
Seven Generations Energy, Ltd. 6.75%, 5/1/2023 (a) (b)	4,937,000	4,988,740
SM Energy Co. 10.00%, 1/15/2025 (a) (b)	1,509,000	1,627,970
Southwestern Energy Co. 6.45%, 1/23/2025 (b)	3,930,000	4,099,658
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	500	506
Talos Production, Inc. 12.00%, 1/15/2026 (a) (f)	1,715,000	1,667,649
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,497,000	2,488,585
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	7,068,359	6,004,854
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	3,864,890	3,668,515
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	4,195,000	3,375,339

62

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	$ 5,962,000	$ 4,268,553
WPX Energy, Inc. 5.25%, 9/15/2024 (b)	6,861,000	7,469,433
		245,641,975
OIL & GAS SERVICES — 1.0%
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,239,000	2,701,844
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	2,512,000	1,129,571
Oceaneering International, Inc. 4.65%, 11/15/2024	3,733,000	3,396,806
SESI LLC:
7.13%, 12/15/2021 (a) (e)	4,248,000	1,341,986
7.75%, 9/15/2024 (e)	2,354,000	742,310
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	2,098,491	2,047,078
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	2,214,525	2,078,863
Weatherford International, Ltd.:
8.75%, 9/1/2024 (a)	12,678,000	12,801,104
11.00%, 12/1/2024 (a) (b)	10,898,000	8,495,536
		34,735,098
PACKAGING & CONTAINERS — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	4,030,000	4,204,096
5.25%, 4/30/2025 (a)	5,554,000	5,865,857
6.00%, 2/15/2025 (a)	4,206,000	4,357,332
Ball Corp.:
4.00%, 11/15/2023	7,368,000	7,869,908
5.00%, 3/15/2022	7,133,000	7,460,262
5.25%, 7/1/2025	5,506,000	6,278,382
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	6,164,000	6,489,891
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	2,260,000	2,297,832
Graphic Packaging International LLC 4.75%, 4/15/2021	1,701,000	1,701,680
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a) (b)	14,802,000	15,081,462
7.25%, 4/15/2025 (a) (b)	6,976,947	7,081,462
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	5,842,000	6,253,452
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	2,655,000	2,744,235
Security Description	Principal Amount	Value
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	$ 3,894,000	$ 4,087,181
5.13%, 12/1/2024 (a)	2,602,000	2,860,405
5.25%, 4/1/2023 (a)	2,258,000	2,394,699
5.50%, 9/15/2025 (a)	4,965,000	5,548,586
		92,576,722
PHARMACEUTICALS — 2.3%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	12,863,000	13,300,085
6.13%, 4/15/2025 (a)	21,527,951	22,180,894
7.00%, 3/15/2024 (a)	16,655,000	17,126,836
9.00%, 12/15/2025 (a)	7,969,000	8,802,956
Elanco Animal Health, Inc.:
4.91%, 8/27/2021	7,755,000	7,920,414
5.27%, 8/28/2023 (b)	440,000	480,564
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	3,591,000	2,947,062
6.00%, 2/1/2025 (a)	4,598,000	3,678,400
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	14,237
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a) (b)	3,378,000	3,688,607
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a) (e)	2,484,000	825,185
5.75%, 8/1/2022 (a) (e)	5,314,000	1,829,132
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	855,000	920,450
		83,714,822
PIPELINES — 3.7%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,870,000	2,860,500
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (b)	2,592,000	2,533,758
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	3,766,000	4,009,585
Buckeye Partners L.P. 4.13%, 3/1/2025 (a)	2,776,000	2,817,973
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	10,294,000	10,580,173
5.63%, 10/1/2026	6,396,000	6,671,860

63

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (b)	$ 8,378,000	$ 8,406,904
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	8,168,000	8,277,696
4.95%, 4/1/2022 (b)	907,000	932,206
5.38%, 7/15/2025	2,519,000	2,767,474
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	3,658,000	3,561,575
4.40%, 4/1/2024	1,254,000	1,236,632
EQM Midstream Partners L.P.:
4.75%, 7/15/2023	8,132,000	8,532,013
6.00%, 7/1/2025 (a)	4,171,000	4,564,826
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	3,330,000	3,236,360
8.00%, 1/15/2027 (b)	2,180,000	2,159,486
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	8,480,000	9,002,962
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	218,000	136,222
7.50%, 11/1/2023	8,639,000	6,117,362
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,536,000	3,650,425
NuStar Logistics L.P. 5.75%, 10/1/2025	3,322,000	3,529,359
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	527,000	505,103
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	2,693,000	2,844,562
Ruby Pipeline LLC 7.75%, 4/1/2022 (a)	1,139,363	1,125,019
Southeast Supply Header LLC 4.25%, 6/15/2024 (a) (b)	2,829,000	2,814,204
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	2,900,000	1,858,610
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	5,371,000	5,465,315
7.50%, 10/1/2025 (a)	3,987,000	4,300,099
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	2,707,340	2,721,418
5.13%, 2/1/2025	4,916,000	5,040,768
Security Description	Principal Amount	Value
Western Midstream Operating L.P.:
3.95%, 6/1/2025	$ 2,840,000	$ 2,902,707
4.00%, 7/1/2022	70,000	71,916
4.10%, 2/1/2025	3,684,000	3,783,542
5.38%, 6/1/2021 (b)	2,441,000	2,461,529
		131,480,143
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,033,000	4,267,438
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	5,388,000	5,555,351
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	2,069,000	2,100,304
Newmark Group, Inc. 6.13%, 11/15/2023	24,000	26,107
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	2,532,000	2,582,640
7.63%, 6/15/2025 (a)	2,923,000	3,170,052
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	5,833,000	3,950,108
		21,652,000
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Diversified Healthcare Trust 9.75%, 6/15/2025	8,680,000	9,840,256
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	6,032,000	6,181,413
FelCor Lodging L.P. 6.00%, 6/1/2025	1,911,000	1,943,965
HAT Holdings I LLC/HAT Holdings II LLC:
5.25%, 7/15/2024 (a) (b)	7,954,000	8,270,569
6.00%, 4/15/2025 (a)	2,149,000	2,300,075
iStar, Inc.:
4.25%, 8/1/2025 (b)	3,813,000	3,825,888
4.75%, 10/1/2024	3,440,000	3,493,423
5.50%, 2/15/2026	3,647,000	3,733,908
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a)	2,769,000	2,784,950
5.25%, 10/1/2025 (a)	4,158,000	4,138,998
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.63%, 6/15/2025 (a)	6,202,000	6,639,861
5.63%, 5/1/2024	10,344,000	11,226,343
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	6,269,000	6,312,193

64

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	$ 500	$ 541
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	1,949,000	1,950,793
SBA Communications Corp.:
4.00%, 10/1/2022	7,712,680	7,789,807
4.88%, 9/1/2024	7,573,000	7,771,337
Service Properties Trust:
4.35%, 10/1/2024	5,724,000	5,668,992
4.50%, 6/15/2023 (b)	2,164,000	2,176,075
4.65%, 3/15/2024	3,021,000	2,993,569
7.50%, 9/15/2025 (b)	6,208,000	7,209,847
Starwood Property Trust, Inc.:
5.00%, 12/15/2021	6,985,500	7,098,176
5.50%, 11/1/2023 (a)	2,237,000	2,321,357
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a) (b)	3,634,000	3,678,698
7.88%, 2/15/2025 (a) (b)	18,066,000	19,401,619
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,910,000	6,028,200
8.25%, 10/15/2023 (b)	7,635,000	7,654,088
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	5,976,000	6,111,297
XHR L.P. 6.38%, 8/15/2025 (a)	3,960,000	4,184,255
		162,730,493
RETAIL — 4.7%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	8,803,000	8,978,532
5.75%, 4/15/2025 (a) (b)	3,219,000	3,451,026
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a) (b)	2,485,000	2,468,922
Carvana Co. 5.63%, 10/1/2025 (a)	4,538,000	4,657,985
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a) (b)	3,826,000	4,027,286
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	9,939,000	10,244,525
8.50%, 10/30/2025 (a)	1,645,000	1,749,359
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	1,280,000	1,237,363
6.75%, 1/15/2022 (b)	6,974,000	6,750,065
6.75%, 6/15/2023 (b)	3,776,000	3,652,902
10.00%, 4/15/2025 (a)	5,814,000	6,433,075
Security Description	Principal Amount	Value
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	$ 5,568,000	$ 6,319,290
8.63%, 5/15/2025 (a) (b)	3,846,000	4,287,405
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	14,960,000	14,832,840
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,185,000	3,312,400
IRB Holding Corp. 7.00%, 6/15/2025 (a)	3,702,000	4,039,104
L Brands, Inc.:
6.88%, 7/1/2025 (a)	5,877,000	6,377,191
9.38%, 7/1/2025 (a)	3,274,000	4,019,031
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023	1,862,000	1,788,265
3.45%, 1/15/2021 (b)	617,000	616,735
3.63%, 6/1/2024 (b)	2,686,000	2,580,467
3.88%, 1/15/2022 (b)	1,177,000	1,167,725
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	10,235,000	11,354,811
Nordstrom, Inc. 4.00%, 10/15/2021	2,556,000	2,584,142
Penske Automotive Group, Inc. 3.50%, 9/1/2025	4,905,000	4,986,717
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	7,122,000	7,305,748
7.13%, 3/15/2023 (a) (b)	12,427,000	12,427,497
8.88%, 6/1/2025 (a) (b)	5,282,000	5,427,202
QVC, Inc.:
4.38%, 3/15/2023	4,325,000	4,546,440
4.38%, 9/1/2028	4,735,000	4,912,989
4.45%, 2/15/2025 (b)	2,627,000	2,808,447
Rite Aid Corp. 7.50%, 7/1/2025 (a)	2,237,000	2,336,681
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	151,000	155,809
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	2,586,000	2,632,264
Yum! Brands, Inc.:
3.75%, 11/1/2021	50,000	50,589
7.75%, 4/1/2025 (a) (b)	3,788,000	4,195,702
		168,716,531
SEMICONDUCTORS — 0.4%
ams AG 7.00%, 7/31/2025 (a)	1,590,000	1,719,140
Microchip Technology, Inc.:
0.97%, 2/15/2024 (a)	3,853,000	3,863,133
4.25%, 9/1/2025 (a) (b)	7,677,000	8,114,743
		13,697,016
SOFTWARE — 1.7%
Ascend Learning LLC 6.88%, 8/1/2025 (a)	3,102,000	3,199,992

65

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	$ 2,807,000	$ 3,045,735
BY Crown Parent LLC 7.38%, 10/15/2024 (a)	2,457,000	2,501,202
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	8,102,000	8,247,188
Escrow RCN Corp. 11.63%, 4/15/2023	154,000	11,165
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	2,541,000	2,552,714
PTC, Inc. 3.63%, 2/15/2025 (a)	4,320,000	4,445,280
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a) (b)	844,000	581,803
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	14,803,000	15,353,376
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	4,452,910	4,462,439
7.50%, 9/1/2025 (a)	13,800,000	14,154,246
10.50%, 2/1/2024 (a) (b)	3,614,000	3,659,247
		62,214,387
TELECOMMUNICATIONS — 7.5%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,841,877	506,516
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	826,000	896,730
Series S, 6.45%, 6/15/2021	9,353,000	9,540,434
Series T, 5.80%, 3/15/2022	11,000,000	11,548,680
Series W, 6.75%, 12/1/2023	5,123,000	5,700,977
Series Y, 7.50%, 4/1/2024 (b)	9,551,000	10,782,219
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	6,041,000	6,277,988
8.00%, 10/15/2025 (a)	3,227,000	3,446,210
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	7,792,000	7,966,541
CommScope, Inc. 5.50%, 3/1/2024 (a)	9,890,000	10,191,645
DKT Finance ApS 9.38%, 6/17/2023 (a) (b)	907,950	935,770
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	8,175,000	8,753,872
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	3,210,000	3,551,865
Security Description	Principal Amount	Value
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	$ 4,505,000	$ 1,801,414
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	8,262,850	8,473,718
Intelsat Jackson Holdings SA 9.50%, 9/30/2022 (a) (e)	2,847,000	3,171,501
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	7,644,000	7,397,175
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (b)	3,985,000	4,112,759
5.38%, 1/15/2024	5,189,000	5,239,437
5.38%, 5/1/2025	8,229,000	8,458,836
Nokia Oyj 3.38%, 6/12/2022 (b)	3,164,000	3,270,121
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	1,396,000	1,400,509
Qwest Corp. 6.75%, 12/1/2021 (b)	6,256,000	6,538,521
Sprint Communications, Inc.:
6.00%, 11/15/2022	9,931,000	10,742,561
11.50%, 11/15/2021 (b)	9,380,000	10,190,901
Sprint Corp.:
7.13%, 6/15/2024	13,333,000	15,576,411
7.25%, 9/15/2021	11,425,000	11,887,141
7.63%, 2/15/2025	1,301,000	1,556,985
7.88%, 9/15/2023	22,092,000	25,564,421
Telecom Italia SpA 5.30%, 5/30/2024 (a)	11,474,000	12,500,005
T-Mobile USA, Inc.:
5.13%, 4/15/2025 (b)	4,875,000	4,992,293
6.00%, 3/1/2023 (b)	7,474,000	7,492,685
6.00%, 4/15/2024	6,800,000	6,889,420
Total Play Telecomunicaciones SA de CV 7.50%, 11/12/2025 (a) (b)	2,068,000	2,058,756
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	2,349,000	2,262,110
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	7,153,000	7,575,099
Series REGS, 4.95%, 6/16/2024	2,740,000	2,977,722
Series REGS, 5.95%, 2/13/2023	5,200,000	5,649,280
Series REGS, 7.50%, 3/1/2022	3,328,000	3,560,128
ViaSat, Inc. 5.63%, 9/15/2025 (a)	6,791,000	6,934,426
		268,373,782
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 6.75%, 12/31/2025 (a)	8,240,000	8,697,814

66

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 1.1%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	$ 4,271,000	$ 3,618,647
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	971,000	638,802
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	1,889,000	965,940
Western Global Airlines LLC 10.38%, 8/15/2025 (a)	3,665,000	4,095,454
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	3,523,000	3,579,685
6.25%, 5/1/2025 (a)	7,349,000	7,904,144
6.50%, 6/15/2022 (a) (b)	5,947,000	5,962,343
6.75%, 8/15/2024 (a)	12,811,000	13,636,925
		40,401,940
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	4,215,000	4,402,357
6.75%, 3/15/2022 (a)	4,528,000	4,557,522
		8,959,879
TOTAL CORPORATE BONDS & NOTES (Cost $3,432,018,976)		3,445,989,440
	Shares
COMMON STOCKS — 0.0%(g)
CONSTRUCTION & ENGINEERING — 0.0% (g)
Abengoa SA Class A (h)	1,017,249	23,773
Abengoa SA Class B (h)	10,518,618	61,776
		85,549
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (g)
Avanti Communications Group PLC (c) (h)	8,448,041	—
HOUSEHOLD PRODUCTS — 0.0% (g)
Cenveo Enterprises, Inc. (c)	9,870	98,700
MEDIA — 0.0% (g)
Clear Channel Outdoor Holding, Inc. (b) (h)	70,012	115,520
iHeartMedia, Inc. Class A (h)	3,497	45,391
		160,911
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp. (b)	46,662	$ 61,127
TRANSPORTATION INFRASTRUCTURE — 0.0% (g)
ATD New Holdings, Inc. (c) (h)	41,112	534,456
Erickson, Inc. (c) (h)	3,081	15,405
Erickson, Inc. (c)	4,342	21,710
		571,571
TOTAL COMMON STOCKS (Cost $16,086,449)		977,858
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
MEDIA — 0.0% (g)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 5/1/2026 (i) (Cost $734,976)	$ 734,805	724,396
OIL, GAS & CONSUMABLE FUELS — 0.1%
Ascent Resources Utica Senior Secured 2020 Fixed 2nd Lien Term Loan, 1 Month USD LIBOR , 0.00%, 11/1/2025 (i) (j) (Cost $3,000,000)	3,000,000	3,279,375
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,734,976)		4,003,771
	SHARES	VALUE
WARRANTS — 0.0% (g)
ADVERTISING SERVICES — 0.0% (g)
Affinion Group, Inc. (expiring 11/20/22) (b) (c) (h)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (g)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (c) (h)	4,407,135	—
MEDIA — 0.0% (g)
iHeartMedia, Inc. (expiring 05/01/39) (h)	26,277	337,922
SEMICONDUCTOR EQUIPMENT — 0.0% (g)
Mood Media LLC (expiring 07/31/25) (c) (h)	1,112,744	—
Mood Media LLC (expiring 07/31/25) (c) (h)	1,112,744	—

67

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	SHARES	VALUE
Mood Media LLC (expiring 07/31/25) (c) (h)	1,112,744	$ 18,360
		18,360
TOTAL WARRANTS (Cost $1,601,632)		356,282
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (k) (l)	97,222,567	97,242,012
State Street Navigator Securities Lending Portfolio II (m) (n)	282,820,196	282,820,196
TOTAL SHORT-TERM INVESTMENTS (Cost $380,062,208)		380,062,208
TOTAL INVESTMENTS — 106.7% (Cost $3,833,504,241)		3,831,389,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(241,933,735)
NET ASSETS — 100.0%		$ 3,589,455,824
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 56.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $711,151, representing less than 0.05% of the Fund's net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	When-issued security.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(j)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at December 31, 2020.
(m)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(n)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,445,966,920	$ 22,520	$3,445,989,440
Common Stocks	222,038	85,549	670,271	977,858
Senior Floating Rate Loans	—	4,003,771	—	4,003,771
Warrants	—	337,922	18,360	356,282
Short-Term Investments	380,062,208	—	—	380,062,208
TOTAL INVESTMENTS	$380,284,246	$3,450,394,162	$ 711,151	$3,831,389,559
68

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	82,287,603	$ 82,320,518	$ 570,656,735	$ 555,725,912	$5,208	$(14,537)	97,222,567	$ 97,242,012	$ 51,621
State Street Navigator Securities Lending Portfolio II	388,958,936	388,958,936	563,458,402	669,597,142	—	—	282,820,196	282,820,196	604,091
Total		$471,279,454	$1,134,115,137	$1,225,323,054	$5,208	$(14,537)		$380,062,208	$655,712
69	ARSJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.9%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	$ 100,000	$ 117,247
Series A, 5.00%, 9/1/2025	1,025,000	1,248,511
Series A, 5.00%, 9/1/2030	190,000	243,122
Series A, 5.00%, 9/1/2033	1,025,000	1,265,865
Series A, 5.00%, 9/1/2036	2,310,000	2,869,978
Series A, 5.00%, 11/1/2039	5,000,000	6,732,750
Series B, 5.00%, 9/1/2025	465,000	566,161
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	137,345
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	346,479
Series A, 5.00%, 6/1/2027	195,000	241,673
Series A, 5.00%, 6/1/2028	260,000	320,562
Series A, 5.00%, 6/1/2037	2,310,000	2,927,902
Series A, 5.00%, 6/1/2038	1,455,000	1,839,935
Series A, 5.00%, 6/1/2043	2,000,000	2,496,740
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	270,753
Series A, 4.00%, 1/1/2038	145,000	166,734
Series A, 5.00%, 1/1/2032	100,000	124,783
Series A, 5.00%, 1/1/2042	255,000	303,269
Series B, 3.00%, 1/1/2043	165,000	174,481
Series B, 4.00%, 1/1/2036	250,000	288,755
Series B, 5.00%, 1/1/2030	750,000	939,660
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	379,421
Jefferson, AL, General Obligation:
4.00%, 9/15/2036	2,500,000	2,878,950
Series A, 5.00%, 4/1/2023	135,000	148,625
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	948,084
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	604,670
Series B, 3.00%, 7/1/2034	1,050,000	1,144,605
		29,727,060
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	107,204
Series B, 5.00%, 8/1/2026	245,000	295,757
Security Description	Principal Amount	Value
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	$ 250,000	$ 308,072
Series B, 5.00%, 5/1/2037	500,000	614,675
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	253,861
		1,579,569
ARIZONA — 1.5%
Arizona Board of Regents Authority Revenue:
5.00%, 7/1/2036	625,000	837,794
5.00%, 7/1/2041	750,000	991,020
5.00%, 7/1/2043	710,000	932,471
Arizona State Transportation Board 5.00%, 7/1/2025	200,000	241,892
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	392,515
5.00%, 6/1/2028	205,000	252,751
5.00%, 6/1/2029	420,000	516,037
5.00%, 6/1/2032	385,000	468,903
5.00%, 6/1/2033	270,000	327,872
5.00%, 6/1/2038	230,000	276,966
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	209,602
5.00%, 1/1/2024	170,000	194,358
Series A, 5.00%, 1/1/2021	190,000	190,000
Series A, 5.00%, 1/1/2029	575,000	728,209
Series A, 5.00%, 12/1/2034	300,000	356,766
Arizona, State:
5.00%, 9/1/2022	100,000	108,051
5.00%, 10/1/2022	145,000	157,261
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	139,856
5.00%, 7/1/2025	320,000	373,072
5.00%, 7/1/2027	310,000	387,844
5.00%, 7/1/2028	395,000	491,514
5.00%, 7/1/2031	350,000	402,500
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	464,335
5.00%, 7/1/2024	125,000	145,684
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,885,540
Series B, 5.00%, 7/1/2042	2,990,000	3,655,723
Series C, 5.00%, 7/1/2042	390,000	467,610
Series D, 5.00%, 7/1/2041	200,000	233,062

70

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	$ 150,000	$ 187,573
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	176,683
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	497,256
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	256,671
5.00%, 7/1/2024	225,000	261,376
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	642,835
5.00%, 7/1/2036	900,000	1,113,894
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	186,536
5.00%, 7/1/2026	100,000	125,173
5.00%, 7/1/2029	455,000	564,782
Series A, 5.00%, 7/1/2025	145,000	175,517
Series A, 5.00%, 7/1/2026	235,000	284,106
Series A, 5.00%, 7/1/2037	390,000	498,237
Series A, 5.00%, 7/1/2044	5,000,000	6,579,150
Series B, 5.00%, 7/1/2024	3,000,000	3,496,410
Series B, 5.00%, 7/1/2026	6,715,000	8,380,241
Series B, 5.00%, 7/1/2037	500,000	613,530
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	550,818
5.00%, 7/1/2025	205,000	248,247
5.00%, 7/1/2026	300,000	376,446
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	249,728
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	117,377
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	226,446
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,898,313
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	585,878
		49,122,431
Security Description	Principal Amount	Value
ARKANSAS — 0.1%
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	$ 570,000	$ 714,740
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	388,101
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	245,758
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	567,215
		1,915,814
CALIFORNIA — 19.1%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	590,135
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,557,740
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	398,244
3.25%, 8/1/2037	240,000	261,319
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	183,999
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	856,529
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	629,365
California State Public Works Board:
3.00%, 5/1/2032	655,000	737,523
4.00%, 10/1/2027	920,000	1,102,362
5.00%, 9/1/2029	530,000	679,555
Series B, 5.00%, 10/1/2027	1,790,000	2,324,118
Series B, 5.00%, 10/1/2028	1,300,000	1,677,611
Series C, 5.00%, 11/1/2031	6,855,000	9,248,355
Series C, 5.00%, 11/1/2034	2,580,000	3,433,309

71

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	$ 350,000	$ 364,217
2.13%, 4/1/2053 (b)	575,000	608,080
5.00%, 4/1/2024	250,000	288,170
Series A, 2.63%, 4/1/2045 (b)	23,510,000	25,842,897
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	143,230
5.00%, 4/1/2022	550,000	582,934
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,362,739
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	361,543
5.00%, 10/1/2026	300,000	376,829
5.00%, 10/1/2027	295,000	366,738
5.00%, 10/1/2028	490,000	608,296
5.00%, 10/1/2029	115,000	151,383
5.00%, 11/1/2030	7,100,000	9,628,594
5.00%, 10/1/2031	410,000	522,525
5.00%, 10/1/2032	3,470,000	4,279,477
5.00%, 10/1/2033	3,810,000	4,676,394
5.00%, 10/1/2034	2,400,000	2,942,976
5.00%, 10/1/2035	2,225,000	2,723,244
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,886,770
Series A, 5.00%, 6/1/2042	1,525,000	1,839,928
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	419,387
Series AW, 5.00%, 12/1/2029	285,000	361,246
Series AW, 5.00%, 12/1/2032	255,000	320,170
Series AX, 5.00%, 12/1/2029	300,000	390,930
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	128,806
Series BA, 5.00%, 12/1/2022	740,000	807,370
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	10,677,410
3.00%, 10/1/2036	1,830,000	2,061,092
3.00%, 10/1/2037	12,095,000	13,581,475
3.50%, 8/1/2027	175,000	209,725
Security Description	Principal Amount	Value
4.00%, 11/1/2023	$ 160,000	$ 177,072
4.00%, 10/1/2024	250,000	285,193
4.00%, 9/1/2025	250,000	293,343
4.00%, 8/1/2033	205,000	238,925
4.00%, 10/1/2034	500,000	619,515
4.00%, 10/1/2036	500,000	615,550
4.00%, 11/1/2036	30,000	35,487
4.00%, 10/1/2037	2,100,000	2,577,729
4.00%, 11/1/2039	7,500,000	9,313,650
4.00%, 10/1/2044	965,000	1,161,049
5.00%, 4/1/2022	10,000,000	10,602,600
5.00%, 8/1/2022	100,000	107,630
5.00%, 9/1/2022	250,000	270,085
5.00%, 8/1/2023	600,000	673,842
5.00%, 9/1/2023	545,000	614,209
5.00%, 11/1/2023	1,395,000	1,583,074
5.00%, 4/1/2024	8,650,000	9,985,906
5.00%, 8/1/2024	325,000	380,299
5.00%, 9/1/2024	720,000	845,330
5.00%, 8/1/2025	455,000	553,185
5.00%, 9/1/2025	235,000	286,611
5.00%, 10/1/2025	5,000,000	6,117,250
5.00%, 3/1/2026	110,000	131,471
5.00%, 8/1/2026	2,990,000	3,746,402
5.00%, 9/1/2026	1,170,000	1,475,720
5.00%, 10/1/2026	1,010,000	1,254,420
5.00%, 4/1/2027	5,000,000	6,416,800
5.00%, 8/1/2027	10,720,000	13,826,971
5.00%, 9/1/2027	165,000	170,252
5.00%, 10/1/2027	170,000	210,044
5.00%, 11/1/2027	180,000	234,796
5.00%, 4/1/2028	3,000,000	3,949,680
5.00%, 8/1/2028	1,970,000	2,464,619
5.00%, 9/1/2028	2,620,000	2,861,022
5.00%, 10/1/2028	3,000,000	4,000,440
5.00%, 4/1/2029	5,000,000	6,748,300
5.00%, 8/1/2029	765,000	942,234
5.00%, 9/1/2029	1,705,000	1,808,204
5.00%, 10/1/2029	5,750,000	7,715,263
5.00%, 3/1/2030	1,640,000	2,253,245
5.00%, 9/1/2030	1,455,000	1,809,337
5.00%, 11/1/2030	500,000	644,365
5.00%, 4/1/2031	1,845,000	2,461,544
5.00%, 9/1/2031	1,915,000	2,331,434
5.00%, 3/1/2032	280,000	330,828
5.00%, 4/1/2032	4,600,000	6,438,948
5.00%, 8/1/2032	300,000	370,689
5.00%, 3/1/2033	2,000,000	2,703,920
5.00%, 4/1/2033	3,500,000	4,615,240
5.00%, 9/1/2034	290,000	358,078
5.00%, 10/1/2034	155,000	180,882
5.00%, 8/1/2035	1,650,000	2,052,893
5.00%, 9/1/2035	740,000	912,331
5.00%, 10/1/2035	435,000	528,899
5.00%, 4/1/2036	500,000	653,525

72

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2036	$ 1,370,000	$ 1,682,716
5.00%, 9/1/2036	1,390,000	1,711,980
5.00%, 11/1/2036	500,000	652,765
5.00%, 10/1/2037	90,000	104,555
5.00%, 10/1/2039	500,000	606,210
5.00%, 11/1/2039	865,000	1,122,337
4.00%, 12/1/2030 (b)	135,000	137,051
Series B, 5.00%, 8/1/2024	150,000	175,523
Series C, 5.00%, 9/1/2034	155,000	185,854
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	184,883
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	112,027
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	289,903
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,185,977
Series A, 4.00%, 8/1/2042	500,000	582,655
City of San Jose, CA, General Obligation 5.00%, 9/1/2041	620,000	803,985
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series B, 5.00%, 3/1/2026	2,400,000	2,961,864
Series B, 5.00%, 3/1/2028	3,000,000	3,782,610
Contra Costa, Community College District, General Obligation:
Series C, 3.00%, 8/1/2035	1,000,000	1,132,120
Series C, 3.00%, 8/1/2036	1,000,000	1,123,040
Series C, 3.00%, 8/1/2037	1,400,000	1,562,974
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	5,455,000	6,456,374
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	176,214
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	436,057
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	675,614
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2044	$ 735,000	$ 957,301
Series B, 5.00%, 6/1/2034	100,000	126,501
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	155,383
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	283,671
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,214,690
Series A, 5.00%, 7/1/2045	315,000	378,145
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	484,832
Series C, 5.00%, 3/1/2035	570,000	708,601
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	107,566
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	845,109
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	125,514
Series A, 5.00%, 10/1/2031	340,000	423,072
Series A, 5.00%, 10/1/2032	250,000	309,623
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (b)	2,570,000	2,571,234
5.00%, 8/1/2027	230,000	279,048
5.00%, 8/1/2028	140,000	169,499
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	121,519
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	242,770

73

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	$ 1,240,000	$ 1,317,934
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,314,053
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	379,506
Series B, 5.00%, 8/1/2022	590,000	635,111
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,365,177
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	581,555
5.00%, 8/1/2036	430,000	522,914
Series A, 5.00%, 8/1/2026	215,000	251,799
Series J, 4.00%, 8/1/2036	400,000	470,908
Series J, 4.00%, 8/1/2039	480,000	561,557
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2028	525,000	686,332
Series C, 5.00%, 5/15/2038	465,000	539,279
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,300,040
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,204,557
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	500,000	626,200
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	980,411
Series A, 5.00%, 7/1/2024	250,000	292,033
Series A, 5.00%, 7/1/2027	150,000	184,983
Series A, 5.00%, 7/1/2028	250,000	317,295
Series A, 5.00%, 7/1/2030	520,000	614,110
Series A, 5.00%, 7/1/2031	390,000	491,408
Series A, 5.00%, 7/1/2032	715,000	906,503
Series A, 5.00%, 7/1/2036	3,675,000	4,610,781
Series A, 5.00%, 7/1/2037	910,000	1,185,939
Series A, 5.00%, 7/1/2038	570,000	685,676
Series A, 5.00%, 7/1/2040	2,215,000	2,651,311
Series A, 5.00%, 7/1/2041	900,000	1,077,768
Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2024	$ 835,000	$ 951,098
Series B, 5.00%, 7/1/2025	100,000	121,295
Series B, 5.00%, 7/1/2028	320,000	391,962
Series B, 5.00%, 7/1/2029	100,000	122,266
Series B, 5.00%, 7/1/2031	4,000,000	5,320,680
Series B, 5.00%, 7/1/2032	2,640,000	3,493,644
Series B, 5.00%, 7/1/2033	1,500,000	1,975,770
Series B, 5.00%, 7/1/2034	555,000	670,951
Series B, 5.00%, 7/1/2036	100,000	120,729
Series B, 5.00%, 7/1/2037	100,000	123,883
Series B, 5.00%, 7/1/2040	930,000	1,245,670
Series B, 5.00%, 7/1/2042	230,000	274,316
Series B, 5.00%, 7/1/2043	895,000	1,107,961
Series C, 5.00%, 7/1/2037 (d)	2,040,000	2,766,974
Series C, 5.00%, 7/1/2042	595,000	741,685
Series D, 5.00%, 7/1/2030	305,000	353,617
Series D, 5.00%, 7/1/2032	180,000	207,945
Series D, 5.00%, 7/1/2044	130,000	149,063
Series E, 5.00%, 7/1/2039	310,000	357,080
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	665,888
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	320,325
Series A, 5.00%, 12/1/2035	1,405,000	1,787,427
Series A, 5.00%, 12/1/2037	1,165,000	1,469,822
Series A, 5.00%, 12/1/2038	1,925,000	2,419,513
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2037	1,600,000	2,053,312
Series A, 4.00%, 6/1/2034	110,000	126,920
Series A, 5.00%, 6/1/2021	165,000	168,270
Series A, 5.00%, 6/1/2023	510,000	568,625
Series A, 5.00%, 7/1/2023	325,000	363,636
Series A, 5.00%, 6/1/2026	100,000	125,277
Series A, 5.00%, 6/1/2029	250,000	309,555
Series A, 5.00%, 7/1/2030	100,000	127,933
Series A, 5.00%, 6/1/2033	350,000	429,601
Series A, 5.00%, 6/1/2034	245,000	300,284
Series A, 5.00%, 6/1/2037	405,000	493,505
Series A, 5.00%, 6/1/2038	850,000	1,033,744
Series A, 5.00%, 7/1/2042	860,000	1,064,714
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	3,975,000	4,904,395
5.00%, 12/1/2045	1,500,000	1,962,045

74

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.00%, 12/1/2034	$ 215,000	$ 243,438
Series D, 4.00%, 12/1/2036	665,000	749,940
Series D, 4.00%, 12/1/2040	865,000	969,553
Series D, 5.00%, 12/1/2029	100,000	121,103
Series D, 5.00%, 12/1/2030	330,000	398,855
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	121,817
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	174,174
Series A, 4.00%, 7/1/2021	185,000	188,508
Series A, 4.00%, 7/1/2040	2,035,000	2,281,031
Series A, 5.00%, 7/1/2021	125,000	127,980
Series A, 5.00%, 7/1/2022	965,000	1,034,576
Series A, 5.00%, 7/1/2023	315,000	352,362
Series A, 5.00%, 7/1/2024	3,310,000	3,857,706
Series A, 5.00%, 7/1/2025	4,905,000	5,944,615
Series A, 5.00%, 7/1/2026	265,000	332,527
Series A, 5.00%, 7/1/2027	770,000	995,233
Series A, 5.00%, 7/1/2029	225,000	230,274
Series A, 5.00%, 7/1/2030	385,000	437,308
Series A, 5.00%, 7/1/2031	5,645,000	7,347,937
Series A, 5.00%, 7/1/2032	460,000	470,759
Series A, 5.00%, 7/1/2040	970,000	1,138,091
Series B, 2.00%, 7/1/2029	1,470,000	1,548,939
Series B, 3.00%, 7/1/2031	520,000	571,709
Series B, 5.00%, 7/1/2028	1,125,000	1,397,812
Series B-1, 5.00%, 7/1/2027	485,000	626,867
Series B-1, 5.00%, 7/1/2029	250,000	323,743
Series B-1, 5.00%, 7/1/2032	300,000	382,398
Series B-1, 5.00%, 7/1/2033	255,000	323,689
Series B-1, 5.00%, 7/1/2034	270,000	341,982
Series B-1, 5.00%, 7/1/2036	1,000,000	1,260,580
Series B-1, 5.00%, 7/1/2037	500,000	628,710
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	297,785
Series B, 5.00%, 6/1/2039	240,000	299,076
Security Description	Principal Amount	Value
Los Angeles, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	$ 4,500,000	$ 5,633,505
4.00%, 6/1/2036	855,000	1,063,859
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	295,633
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	347,435
Metropolitan Water District of Southern California Revenue:
5.00%, 10/1/2040	2,325,000	3,091,483
Series A, 2.25%, 7/1/2024	845,000	902,604
Series A, 2.50%, 7/1/2025	250,000	273,930
Series A, 5.00%, 7/1/2024	5,000,000	5,834,950
Series A, 5.00%, 7/1/2034	140,000	170,169
Series B, 5.00%, 8/1/2023	660,000	738,982
Series B, 5.00%, 8/1/2024	150,000	175,049
Series C, 5.00%, 7/1/2040	805,000	1,089,398
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation 5.00%, 9/1/2022	160,000	171,827
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	204,679
Zero Coupon, 8/1/2032	975,000	735,569
0.01%, 8/1/2027	205,000	188,789
0.01%, 8/1/2030	525,000	430,358
Mountain, CA, View Los Altos Union High School District, General Obligation:
3.00%, 8/1/2022	575,000	600,909
Series A, 4.00%, 8/1/2034	1,245,000	1,453,737
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	56,630
Zero Coupon, 8/1/2043	5,000,000	2,358,400
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	6,705,000	8,005,435
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	111,730
5.00%, 8/1/2025 (c)	150,000	180,773
Series A, 5.00%, 8/1/2030	175,000	206,045
Series A, 5.00%, 8/1/2031	150,000	176,294
Series A, 5.00%, 8/1/2032	150,000	176,025

75

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	$ 120,000	$ 146,894
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	162,516
Orange County, FL, Sales Tax Revenue 5.00%, 2/15/2022	2,000,000	2,108,340
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	431,078
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	150,270
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	116,121
Series A, 5.00%, 8/1/2029	120,000	139,114
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	6,023,538
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	180,703
Series A, 5.00%, 6/1/2036	4,055,000	5,081,767
Series B, 5.00%, 6/1/2033	500,000	640,205
Series B, 5.00%, 6/1/2034	1,915,000	2,447,772
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,800,000	3,040,268
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,719,632
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	671,237
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	621,771
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	644,023
Security Description	Principal Amount	Value
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	$ 2,740,000	$ 3,082,993
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	199,303
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	223,947
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,617,900
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	737,137
5.00%, 10/15/2027	1,065,000	1,260,119
5.00%, 10/15/2028	255,000	300,377
5.00%, 10/15/2029	250,000	293,193
5.00%, 10/15/2031	345,000	401,408
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	232,608
5.00%, 5/15/2027	175,000	210,975
Series A, 5.00%, 5/15/2027	320,000	400,125
Series A, 5.00%, 5/15/2029	185,000	229,985
Series A, 5.00%, 5/15/2033	560,000	690,810
Series A, 5.00%, 5/15/2034	3,020,000	3,721,848
Series A, 5.00%, 5/15/2039	100,000	121,940
Series B, 5.00%, 8/1/2022	330,000	355,341
Series B, 5.00%, 8/1/2029	100,000	124,867
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	530,276
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	337,092
Series A, 5.00%, 4/1/2030	120,000	147,776
Series A, 5.00%, 4/1/2032	145,000	177,721
Series A, 5.00%, 4/1/2033	125,000	152,919
Series A, 5.00%, 4/1/2041	125,000	150,628

76

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	$ 350,000	$ 431,060
Series B, 5.00%, 5/1/2035	4,000,000	4,851,480
Series B, 5.00%, 5/1/2036	100,000	120,882
Series B, 5.00%, 5/1/2037	100,000	120,593
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	251,144
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,238,148
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	133,022
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	209,050
4.00%, 8/1/2029	400,000	475,364
5.00%, 8/1/2027	160,000	201,998
5.00%, 8/1/2029	235,000	294,761
5.00%, 8/1/2031	160,000	198,790
5.00%, 8/1/2041	190,000	231,055
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2045	150,000	175,490
Series I, Zero Coupon, 7/1/2036	2,865,000	1,713,241
Series I, Zero Coupon, 7/1/2037	405,000	230,907
Series I, Zero Coupon, 7/1/2039	310,000	161,290
Series R-4, 5.00%, 7/1/2024	235,000	273,796
Series R-4, 5.00%, 7/1/2028	250,000	301,495
Series R-5, 5.00%, 7/1/2029	260,000	323,848
Series SENIOR-1, 4.00%, 7/1/2033	100,000	116,392
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,325,150
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	193,552
Security Description	Principal Amount	Value
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	$ 535,000	$ 627,598
Series A, 5.00%, 10/1/2029	100,000	121,396
Series C, 2.13%, 10/1/2048 (b)	3,000,000	3,118,440
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	159,443
San Francisco, CA, City & County, General Obligation:
4.00%, 4/1/2041	500,000	572,765
Series A, 4.00%, 6/15/2034	1,990,000	2,202,691
Series A, 4.00%, 6/15/2035	1,350,000	1,492,762
Series B, 4.00%, 4/1/2038	530,000	598,354
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	124,378
5.00%, 11/1/2024	100,000	118,106
5.00%, 11/1/2028	170,000	214,278
5.00%, 11/1/2031	500,000	624,040
5.00%, 11/1/2032	100,000	118,435
5.00%, 11/1/2033	680,000	842,547
5.00%, 11/1/2034	335,000	414,646
Series B, 5.00%, 11/1/2041	1,400,000	1,649,872
Series B, 5.00%, 11/1/2042	350,000	412,468
Series B, 5.00%, 11/1/2043	1,070,000	1,260,974
Series D, 5.00%, 11/1/2033	260,000	331,227
Series D, 5.00%, 11/1/2034	330,000	419,018
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,985,312
San Francisco, CA, Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2026	665,000	772,650
Series F&C, 5.00%, 6/15/2028	100,000	115,889
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	151,684

77

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	$ 140,000	$ 170,425
Series A, 5.00%, 8/1/2027	270,000	327,578
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	222,530
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	152,993
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,700,289
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	1,015,470
2.25%, 8/1/2039	2,000,000	2,044,200
2.38%, 8/1/2040	1,000,000	1,024,320
2.38%, 8/1/2041	2,000,000	2,042,580
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	234,896
5.00%, 8/1/2035	350,000	439,033
5.00%, 8/1/2036	350,000	437,878
San Mateo County, CA, High School District Authority Revenue 2.25%, 9/1/2042	630,000	638,650
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	276,407
Series A, 5.00%, 6/1/2029	130,000	155,412
Series A, 5.00%, 6/1/2030	160,000	190,891
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,524,662
4.00%, 8/1/2044	8,000,000	9,622,720
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	5,063,078
Series A, 3.50%, 4/1/2041	600,000	667,896
Series A, 4.00%, 4/1/2037	750,000	891,952
Series Q, 2.50%, 5/15/2029	140,000	148,634
Series Q, 4.00%, 5/15/2031	1,815,000	2,063,546
Series Q, 4.00%, 5/15/2033	300,000	339,087
Security Description	Principal Amount	Value
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	$ 260,000	$ 286,510
Series C, 3.25%, 8/1/2039	150,000	166,125
Series C, 5.00%, 8/1/2030	125,000	160,960
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	593,910
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	272,388
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,797,792
Series A, 5.00%, 8/1/2043	1,750,000	2,206,067
Series D, 5.00%, 8/1/2043	1,025,000	1,152,571
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	278,023
5.00%, 7/1/2027	150,000	188,876
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,522,850
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	305,851
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2027	130,000	133,086
Series C, 5.00%, 7/1/2027	110,000	130,099
State Center Community College District:
3.00%, 8/1/2037	2,000,000	2,278,360
3.00%, 8/1/2038	1,865,000	2,107,431
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	133,706
University of California, Revenue:
5.00%, 11/1/2044	1,500,000	1,957,815
Series A, 3.00%, 11/1/2033	250,000	270,748
Series A, 3.13%, 11/1/2036	225,000	243,639
Series A, 3.20%, 11/1/2037	270,000	292,853
Series A, 4.00%, 11/1/2035	300,000	343,956

78

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/2037	$ 555,000	$ 633,116
Series A, 4.00%, 11/1/2038	1,580,000	1,799,225
Series A, 5.00%, 11/1/2021	150,000	156,053
Series A, 5.00%, 11/1/2025	1,390,000	1,705,155
Series A, 5.00%, 11/1/2028	120,000	148,787
Series A, 5.00%, 11/1/2031	205,000	259,155
Series A, 5.00%, 11/1/2032	120,000	145,027
Series A, 5.00%, 11/1/2033	350,000	408,415
Series A, 5.00%, 11/1/2035	1,450,000	1,861,587
Series A, 5.00%, 11/1/2036	265,000	321,564
Series A, 5.00%, 11/1/2037	5,400,000	7,129,830
Series A, 5.00%, 11/1/2038	165,000	197,069
Series A, 5.00%, 11/1/2041	1,940,000	2,339,504
Series A, 5.00%, 11/1/2043	220,000	260,700
Series AM, 5.00%, 5/15/2027	200,000	230,874
Series AO, 5.00%, 5/15/2026	110,000	132,295
Series AO, 5.00%, 5/15/2032	100,000	118,595
Series AO, 5.00%, 5/15/2040	110,000	129,261
Series AR, 4.00%, 5/15/2037	570,000	655,477
Series AR, 5.00%, 5/15/2030	580,000	713,069
Series AR, 5.00%, 5/15/2032	120,000	147,035
Series AR, 5.00%, 5/15/2034	500,000	610,285
Series AR, 5.00%, 5/15/2041	495,000	596,960
Series AT, 1.40%, 5/15/2046 (b)	115,000	115,107
Series AV, 5.00%, 5/15/2042	2,065,000	2,550,750
Series AY, 4.00%, 5/15/2035	100,000	117,750
Series AZ, 5.00%, 5/15/2043	5,200,000	6,588,452
Series B-2, 4.00%, 11/1/2049 (b)	100,000	101,112
Security Description	Principal Amount	Value
Series B-3, 4.00%, 11/1/2051 (b)	$ 350,000	$ 379,222
Series BE, 5.00%, 5/15/2038	5,000,000	6,710,550
Series C, 4.00%, 11/1/2045	535,000	650,811
Series I, 4.00%, 5/15/2045	200,000	221,450
Series I, 5.00%, 5/15/2027	145,000	173,761
Series I, 5.00%, 5/15/2030	180,000	213,898
Series I, 5.00%, 5/15/2031	335,000	397,132
Series I, 5.00%, 5/15/2032	145,000	171,619
Series K, 4.00%, 5/15/2036	265,000	304,777
Series K, 4.00%, 5/15/2046	315,000	355,238
Series K, 5.00%, 5/15/2031	460,000	563,362
Series K, 5.00%, 5/15/2033	800,000	975,992
Series M, 5.00%, 5/15/2028	100,000	127,578
Series M, 5.00%, 5/15/2030	200,000	253,610
Series M, 5.00%, 5/15/2032	295,000	371,671
Series M, 5.00%, 5/15/2036	250,000	311,858
Series M, 5.00%, 5/15/2042	8,780,000	10,815,028
Series O, 4.00%, 5/15/2048	250,000	290,095
Series O, 5.00%, 5/15/2039	2,200,000	2,805,198
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	525,681
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	295,589
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	202,724
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	238,046
Series A, 5.00%, 8/1/2031	295,000	350,923
Series A, 5.00%, 8/1/2035	265,000	313,794

79

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	$ 575,000	$ 609,937
Series C, 4.00%, 8/1/2032	5,000,000	5,873,650
Series C, 4.00%, 8/1/2034	3,065,000	3,569,836
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	234,318
		642,372,547
COLORADO — 2.2%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,429,326
Series A, 5.00%, 12/1/2031	485,000	603,214
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	327,105
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	429,688
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	238,564
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,138,259
Series A, 5.00%, 12/1/2026	3,700,000	4,699,740
Series A, 5.50%, 12/1/2027	2,780,000	3,722,059
Series A, 5.50%, 12/1/2028	2,525,000	3,473,516
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	151,934
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	170,905
Series C, 5.00%, 12/15/2028	1,800,000	2,274,480
Security Description	Principal Amount	Value
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	$ 1,195,000	$ 1,480,270
Series A, 5.00%, 12/1/2042	245,000	300,965
Series B, 4.00%, 12/1/2027	130,000	157,997
Series B, 5.00%, 12/1/2022	520,000	567,970
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	602,912
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,698,704
Series A, 5.00%, 12/15/2030	5,000,000	6,594,500
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	568,865
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	179,130
Series L, 5.00%, 3/15/2027	600,000	763,542
Series M, 5.00%, 3/15/2029	1,000,000	1,298,540
Series M, 5.00%, 3/15/2031	500,000	642,185
Series R, 4.00%, 3/15/2045	6,000,000	7,222,560
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	415,400
Series A-2, 0.01%, 8/1/2034	1,800,000	1,220,508
Series A-2, 0.01%, 8/1/2035	3,160,000	2,047,016
Series A-2, 0.01%, 8/1/2038	3,000,000	1,688,550
Series A-2, 0.01%, 8/1/2039	3,000,000	1,612,380
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	320,507
Series A, 5.50%, 12/1/2024	260,000	312,577
Series A, 5.50%, 12/1/2028	100,000	132,915

80

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	$ 5,000,000	$ 5,470,650
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	144,394
Jefferson County, School District R-1, General Obligation 4.00%, 12/15/2040	2,300,000	2,862,833
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	257,486
5.00%, 12/1/2030	160,000	205,192
5.25%, 12/1/2032	100,000	131,116
5.25%, 12/1/2033	250,000	326,717
5.50%, 12/1/2035	160,000	208,456
5.50%, 12/1/2037	500,000	648,200
Metro Wastewater Reclamation District Revenue 2.00%, 4/1/2039	535,000	547,000
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	424,860
Regional, CO, Transportation District 4.00%, 6/1/2040	900,000	990,684
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,409,759
Series B, 5.00%, 11/1/2033	500,000	628,300
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	168,657
Series A-2, 3.00%, 6/1/2033	75,000	78,886
Series A-2, 3.25%, 6/1/2037	340,000	357,452
Series A-2, 4.00%, 6/1/2038	505,000	592,067
Series A-2, 4.00%, 6/1/2043	310,000	359,169
Series A-2, 5.00%, 6/1/2023	275,000	306,400
Series B-1, 2.25%, 6/1/2027	2,000,000	2,171,300
Series B-1, 2.50%, 6/1/2028	175,000	190,976
Series B-1, 2.75%, 6/1/2029	320,000	351,629
Security Description	Principal Amount	Value
Series B-1, 4.00%, 6/1/2036	$ 105,000	$ 120,282
Series B-1, 4.00%, 6/1/2038	415,000	475,441
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	124,376
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,025,000	1,364,921
		73,403,986
CONNECTICUT — 0.6%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,365,575
Series A, 5.00%, 3/1/2029	50,000	59,576
Series A, 5.00%, 2/1/2039	3,000,000	3,879,420
Series B, 5.00%, 6/1/2026	2,080,000	2,607,030
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	800,000	857,936
Series A-3-REMK 0, 1.80%, 7/1/2049 (b)	355,000	355,586
Series A-4-, 2.00%, 7/1/2049 (b)	6,000,000	6,120,360
Series U-1-, 2.00%, 7/1/2033 (b)	800,000	816,048
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	488,364
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	705,396
Series B, 4.00%, 8/1/2036	295,000	331,961
Series B, 5.00%, 8/1/2029	500,000	619,360
		20,206,612
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,154,656
3.00%, 3/1/2032	50,000	55,314
3.13%, 3/1/2033	345,000	380,994
3.25%, 3/1/2035	385,000	426,303
3.25%, 3/1/2037	135,000	148,729
5.00%, 3/1/2021	145,000	146,101
5.00%, 2/1/2026	2,000,000	2,482,240
5.00%, 1/1/2029	2,000,000	2,698,160
5.00%, 2/1/2037	725,000	922,512
Series A, 5.00%, 2/1/2023	550,000	605,060
Series A, 5.00%, 1/1/2025	75,000	89,329

81

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2029	$ 495,000	$ 648,395
Series A, 5.00%, 2/1/2032	300,000	387,510
Series A, 5.00%, 2/1/2036	1,000,000	1,276,000
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2027	320,000	398,778
5.00%, 7/1/2030	1,000,000	1,389,240
		13,209,321
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
5.00%, 10/15/2038	750,000	977,910
Series A, 4.00%, 6/1/2035	225,000	259,346
Series A, 4.00%, 6/1/2037	285,000	334,590
Series A, 4.00%, 6/1/2041	325,000	370,445
Series A, 5.00%, 6/1/2022	390,000	416,547
Series A, 5.00%, 10/15/2022	1,960,000	2,128,697
Series A, 5.00%, 6/1/2030	1,085,000	1,377,624
Series A, 5.00%, 6/1/2032	330,000	416,031
Series A, 5.00%, 6/1/2033	300,000	377,550
Series A, 5.00%, 6/1/2034	225,000	282,866
Series A, 5.00%, 6/1/2035	1,000,000	1,256,430
Series A, 5.00%, 6/1/2037	2,435,000	3,038,179
Series A, 5.00%, 6/1/2038	500,000	588,645
Series A, 5.00%, 6/1/2041	285,000	345,936
Series A, 5.00%, 6/1/2043	5,380,000	6,793,810
Series D, 4.00%, 6/1/2034	400,000	472,800
Series D, 5.00%, 6/1/2021	310,000	316,119
Series D, 5.00%, 6/1/2022	320,000	341,782
Series D, 5.00%, 6/1/2023	100,000	111,547
Series D, 5.00%, 6/1/2032	505,000	636,654
Series D, 5.00%, 6/1/2035	1,000,000	1,256,430
Series D, 5.00%, 6/1/2036	3,555,000	4,457,571
Series D, 5.00%, 6/1/2038	1,000,000	1,252,620
Series D, 5.00%, 6/1/2041	500,000	616,665
Series D, 5.00%, 6/1/2042	4,680,000	5,859,968
Series E, 5.00%, 6/1/2024	900,000	1,046,070
Series E, 5.00%, 6/1/2025	170,000	205,379
Series E, 5.00%, 6/1/2032	145,000	181,102
District of Columbia, Revenue:
2.63%, 3/1/2045	635,000	658,559
4.00%, 3/1/2037	5,000,000	6,118,550
5.00%, 3/1/2028	2,135,000	2,809,959
5.00%, 3/1/2036	1,275,000	1,689,566
Series C, 5.00%, 10/1/2032	2,000,000	2,689,040
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	195,012
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$ 300,000	$ 365,619
Series A, 5.00%, 10/1/2035	675,000	819,545
Series A, 5.00%, 10/1/2036	470,000	570,110
Series A, 5.00%, 10/1/2039	485,000	585,812
Series B, 5.00%, 10/1/2034	290,000	347,072
Series B, 5.00%, 10/1/2043	550,000	694,463
Series B, 5.25%, 10/1/2044	120,000	144,203
Series C, 5.00%, 10/1/2025	110,000	129,084
Series C, 5.00%, 10/1/2030	250,000	291,138
Series C, 5.00%, 10/1/2031	455,000	529,684
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	500,000	562,465
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/1/2028	535,000	681,825
Series A-1, 5.00%, 7/1/2024	170,000	197,227
Series A-1, 5.00%, 7/1/2026	250,000	311,545
Series A-1, 5.00%, 7/1/2027	565,000	724,437
Series B, 5.00%, 7/1/2024	280,000	324,845
Series B, 5.00%, 7/1/2029	150,000	189,951
Series B, 5.00%, 7/1/2030	350,000	440,657
Series B, 5.00%, 7/1/2033	1,250,000	1,555,400
Series B, 5.00%, 7/1/2035	2,900,000	3,592,404
Series B, 5.00%, 7/1/2037	500,000	615,975
		63,553,460
FLORIDA — 3.3%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,218,339
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2042	3,000,000	3,577,320
City of Tampa FL Water & Wastewater System Revenue 4.00%, 10/1/2044	1,900,000	2,356,152
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	259,136

82

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Florida, Department of Transportation Revenue:
3.00%, 7/1/2035 (d)	$ 2,000,000	$ 2,318,200
5.00%, 7/1/2032	525,000	680,479
Florida, State Board of Education, General Obligation:
Series B, 5.00%, 6/1/2023	195,000	217,616
Series E, 5.00%, 6/1/2022	100,000	106,822
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	374,825
Series A, 5.00%, 7/1/2024	740,000	862,728
Series A, 5.00%, 7/1/2025	430,000	520,713
Series A, 5.00%, 7/1/2026	245,000	306,978
Series A, 5.00%, 7/1/2027	515,000	664,118
Series A, 5.00%, 7/1/2028	220,000	291,335
Series B, 5.00%, 7/1/2023	485,000	542,657
Series B, 5.00%, 7/1/2025	320,000	387,507
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	209,836
5.00%, 7/1/2026	130,000	150,870
Series A, 5.00%, 7/1/2023	270,000	301,955
Series A, 5.00%, 7/1/2025	105,000	126,889
Series A, 5.00%, 7/1/2026	350,000	421,921
Series A, 5.00%, 7/1/2027	545,000	699,993
Series A, 5.00%, 7/1/2028	275,000	362,519
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	218,677
Series A, 5.00%, 8/1/2025	170,000	206,253
Series A, 5.00%, 11/1/2027	1,000,000	1,282,750
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	193,651
Florida, State General Obligation:
5.00%, 7/1/2029	500,000	642,290
Series A, 4.00%, 6/1/2037	225,000	269,120
Series A, 4.00%, 6/1/2038	475,000	566,798
Series A, 5.00%, 6/1/2023	130,000	145,077
Series A, 5.00%, 6/1/2024	170,000	197,654
Series A, 5.00%, 6/1/2027	500,000	602,345
Series A, 5.00%, 7/1/2027	125,000	157,086
Series A, 5.00%, 6/1/2031	1,115,000	1,464,998
Series B, 5.00%, 6/1/2022	517,000	552,270
Series B, 5.00%, 6/1/2027	100,000	115,823
Series B, 5.00%, 6/1/2028	2,170,000	2,846,328
Series B, 5.00%, 6/1/2029	5,000,000	6,789,050
Series B, 5.00%, 6/1/2030	135,000	172,674
Series C, 2.63%, 6/1/2037	300,000	320,484
Security Description	Principal Amount	Value
Series C, 4.00%, 6/1/2025	$ 10,000	$ 10,545
Series C, 4.00%, 6/1/2031	2,855,000	3,413,653
Series C, 5.00%, 6/1/2025	60,000	69,760
Series C, 5.00%, 6/1/2026	175,000	203,144
Series C, 5.00%, 6/1/2031	2,000,000	2,696,700
Series E, 2.38%, 6/1/2031	295,000	317,562
Series E, 5.00%, 6/1/2024	225,000	261,601
Series F, 5.00%, 6/1/2024	110,000	127,894
Series F, 5.00%, 6/1/2027	135,000	168,795
Series F, 5.00%, 6/1/2029	125,000	155,608
Florida's Turnpike Enterprise Revenue:
Series B, 3.00%, 7/1/2043	725,000	808,745
Series B, 5.00%, 7/1/2024	225,000	262,316
Series C, 5.00%, 7/1/2030	300,000	370,551
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	373,435
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	124,174
Series A, 5.00%, 10/1/2024	125,000	146,890
Series A, 5.00%, 10/1/2027	2,820,000	3,659,288
Series A, 5.00%, 10/1/2031	790,000	1,004,098
Series A, 5.00%, 10/1/2032	270,000	341,358
Series A, 5.00%, 10/1/2034	250,000	314,250
Series A, 5.00%, 10/1/2035	500,000	627,435
Series A, 5.00%, 10/1/2036	500,000	625,735
Series A, 5.00%, 10/1/2037	500,000	624,675
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	346,341
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	311,604
Series A, 5.00%, 10/1/2026	2,500,000	3,135,400
Series A, 5.00%, 10/1/2030	270,000	329,384
Series A, 5.00%, 10/1/2033	1,035,000	1,371,147
Series B, 5.00%, 10/1/2024	580,000	679,441
Series B, 5.00%, 10/1/2025	245,000	297,677

83

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2027	$ 1,330,000	$ 1,714,623
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	285,980
3.25%, 10/1/2032	795,000	859,053
5.00%, 10/1/2027	395,000	472,535
5.00%, 10/1/2029	685,000	814,883
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	456,491
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	73,460
Series B, 5.00%, 10/1/2029	215,000	272,704
Series B, 5.00%, 10/1/2030	125,000	157,885
Series III B, 3.38%, 10/1/2034	150,000	154,649
Series III B, 5.00%, 10/1/2026	265,000	327,111
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	103,236
Series A, 3.25%, 10/1/2036	250,000	257,890
Series A, 3.38%, 10/1/2037	535,000	552,666
Series A, 3.38%, 10/1/2041	615,000	630,990
Series A, 4.00%, 10/1/2039	425,000	495,843
Series A, 5.00%, 10/1/2026	360,000	412,826
Series A, 5.00%, 10/1/2028	185,000	238,030
Series A, 5.00%, 10/1/2029	295,000	378,175
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	676,868
5.00%, 10/1/2025	125,000	152,865
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	908,908
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	545,238
Miami-Dade County, FL, General Obligation:
4.00%, 7/1/2044	655,000	795,517
5.00%, 7/1/2029	130,000	156,585
5.00%, 7/1/2034	500,000	615,160
Security Description	Principal Amount	Value
5.00%, 7/1/2043	$ 2,000,000	$ 2,564,620
Series A, 5.00%, 7/1/2023	200,000	223,670
Series A, 5.00%, 7/1/2024	580,000	674,430
Series A, 5.00%, 7/1/2025	605,000	729,920
Series A, 5.00%, 7/1/2028	950,000	1,188,554
Series A, 5.00%, 7/1/2029	210,000	261,956
Series A, 5.00%, 7/1/2035	525,000	645,283
Series B, 4.00%, 7/1/2035	100,000	111,948
Series B, 5.00%, 7/1/2029	405,000	468,792
Series D, 5.00%, 7/1/2034	515,000	633,615
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	250,502
Series B, 5.00%, 4/1/2021	135,000	136,563
Series B, 5.00%, 4/1/2022	320,000	339,078
Series B, 5.00%, 4/1/2025	890,000	1,065,455
Series B, 5.00%, 4/1/2027	305,000	374,534
Series B, 5.00%, 4/1/2028	565,000	692,170
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	298,949
5.00%, 3/15/2030	250,000	313,742
5.00%, 3/15/2036	505,000	608,384
5.00%, 3/15/2041	115,000	136,423
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	162,797
3.00%, 7/1/2038	585,000	625,201
3.13%, 7/1/2029	130,000	141,216
4.00%, 7/1/2038	2,155,000	2,436,443
Miami-Dade County, FL, Water & Sewer System Revenue:
4.00%, 10/1/2049	5,000,000	5,929,850
Series A, 4.00%, 10/1/2044	500,000	581,935
Series B, 3.13%, 10/1/2039	500,000	551,915
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	467,473
Series C, 5.00%, 8/1/2028	500,000	600,315
Series C, 5.00%, 8/1/2029	500,000	596,320
Series C, 5.00%, 8/1/2033	450,000	550,242
Series C, 5.00%, 8/1/2034	175,000	213,238
Series D, 5.00%, 8/1/2029	310,000	370,800
Series D, 5.00%, 8/1/2031	450,000	537,583
Series D, 5.00%, 8/1/2032	110,000	131,190
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2028	675,000	866,538
5.00%, 10/1/2030	280,000	373,598

84

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Orlando County, FL, Capital Improvement Special Revenue 5.00%, 10/1/2043	$ 500,000	$ 626,555
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	76,939
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	187,676
Series A, 5.00%, 8/1/2027	230,000	296,419
Series B, 5.00%, 8/1/2023	115,000	128,553
Series B, 5.00%, 8/1/2028	500,000	660,920
Series C, 5.00%, 8/1/2029	250,000	327,620
Series D, 5.00%, 8/1/2028	100,000	120,264
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	479,771
5.00%, 5/1/2038	450,000	543,969
Polk County School District General Obligation 5.00%, 10/1/2029	545,000	729,782
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	442,169
3.00%, 7/1/2041	510,000	546,659
3.25%, 7/1/2045	125,000	134,114
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	588,045
Series A, 4.00%, 6/1/2035	375,000	433,920
Series A, 5.00%, 6/1/2033	500,000	621,840
Series A, 5.00%, 6/1/2036	500,000	617,490
Series A, 5.00%, 6/1/2037	450,000	553,491
South Florida Water Management District:
3.00%, 10/1/2031	315,000	343,656
5.00%, 10/1/2022	660,000	714,483
5.00%, 10/1/2027	165,000	201,186
5.00%, 10/1/2031	175,000	209,986
5.00%, 10/1/2032	300,000	358,791
5.00%, 10/1/2035	105,000	124,577
5.00%, 10/1/2036	370,000	437,751
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	262,114
5.00%, 10/1/2032	195,000	234,688
5.00%, 10/1/2036	100,000	119,525
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	261,751
5.00%, 10/1/2036	600,000	695,340
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	154,219
Security Description	Principal Amount	Value
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	$ 500,000	$ 553,305
4.00%, 10/1/2034	110,000	124,802
5.00%, 10/1/2023	125,000	141,438
		109,300,663
GEORGIA — 1.8%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	154,436
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	252,706
5.00%, 7/1/2036	660,000	849,908
Series A, 5.00%, 11/1/2034	425,000	544,497
Series A, 5.00%, 11/1/2037	5,000,000	6,358,250
Series B, 3.50%, 11/1/2043	225,000	252,477
Series B, 5.00%, 11/1/2028	560,000	724,702
Series B, 5.00%, 11/1/2033	3,000,000	3,849,330
Series C, 4.00%, 11/1/2038	3,140,000	3,768,063
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,583,750
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,734,303
5.00%, 2/1/2030	800,000	977,456
Series A, 4.00%, 2/1/2031	100,000	116,255
Series A, 5.00%, 7/1/2026	525,000	660,739
Series A, 5.00%, 2/1/2027	1,640,000	2,025,974
Series A, 5.00%, 7/1/2031	165,000	216,161
Series A-1, 5.00%, 2/1/2026	215,000	266,963
Series A-2, 5.00%, 2/1/2025	250,000	286,890
Series A-2, 5.00%, 2/1/2031	505,000	635,593
Series A-2, 5.00%, 2/1/2033	1,850,000	2,309,836
Series C, 5.00%, 7/1/2025	4,000,000	4,859,800
Series C, 5.00%, 7/1/2030	510,000	652,086
Series C-1, 4.00%, 1/1/2025	300,000	345,528
Series C-1, 4.00%, 7/1/2025	1,805,000	2,112,337
Series E, 5.00%, 12/1/2025	360,000	444,384
Series F, 5.00%, 1/1/2024	545,000	623,442

85

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series F, 5.00%, 1/1/2027	$ 1,005,000	$ 1,284,511
Series F, 5.00%, 1/1/2028	4,000,000	5,087,680
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	160,893
Series B, 4.00%, 10/1/2038	315,000	360,744
Series B, 4.00%, 9/1/2039	3,255,000	3,998,019
Series B, 5.00%, 10/1/2038	2,600,000	3,138,174
		60,635,887
HAWAII — 1.2%
Hawaii, State General Obligation:
5.00%, 1/1/2022	545,000	571,165
5.00%, 10/1/2030	660,000	845,031
5.00%, 1/1/2037	1,500,000	1,938,630
Series EO, 5.00%, 8/1/2026	185,000	215,614
Series ET, 4.00%, 10/1/2021	300,000	308,571
Series EY, 5.00%, 10/1/2026	640,000	778,278
Series EY, 5.00%, 10/1/2027	675,000	818,363
Series FB, 4.00%, 4/1/2029	495,000	577,304
Series FE, 5.00%, 10/1/2024	260,000	306,064
Series FE, 5.00%, 10/1/2026	450,000	566,114
Series FG, 4.00%, 10/1/2032	300,000	349,656
Series FG, 5.00%, 10/1/2029	395,000	493,616
Series FH, 4.00%, 10/1/2031	285,000	333,558
Series FH, 5.00%, 10/1/2022	5,360,000	5,811,258
Series FH, 5.00%, 10/1/2023	2,050,000	2,317,156
Series FH, 5.00%, 10/1/2027	370,000	464,517
Series FK, 4.00%, 5/1/2023	110,000	119,639
Series FK, 5.00%, 5/1/2034	480,000	600,595
Series FN, 5.00%, 10/1/2022	300,000	325,257
Series FN, 5.00%, 10/1/2025	335,000	408,971
Series FT, 4.00%, 1/1/2037	100,000	117,930
Series FT, 5.00%, 1/1/2027	115,000	145,734
Security Description	Principal Amount	Value
Series FT, 5.00%, 1/1/2029	$ 1,500,000	$ 1,947,345
Series FT, 5.00%, 1/1/2031	1,145,000	1,476,249
Series FT, 5.00%, 1/1/2036	250,000	316,165
Series FW, 5.00%, 1/1/2023	1,500,000	1,644,420
Hawaii, State Highway Revenue:
Series B, 5.00%, 1/1/2025	200,000	236,458
Series B, 5.00%, 1/1/2027	215,000	268,591
Series B, 5.00%, 1/1/2029	265,000	328,613
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,214
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	358,540
Series A, 5.00%, 7/1/2035	500,000	635,130
Series A, 5.00%, 7/1/2036	255,000	308,833
Series A, 5.00%, 7/1/2037	2,115,000	2,672,408
Series B, 4.00%, 7/1/2032	560,000	651,084
Series B, 4.00%, 7/1/2033	1,810,000	2,097,229
Series B, 5.00%, 7/1/2021	60,000	61,427
Series B, 5.00%, 7/1/2022	100,000	107,210
Series B, 5.00%, 7/1/2024	170,000	198,001
Honolulu, HI, City & County, General Obligation:
5.00%, 7/1/2038	3,000,000	4,015,860
Series A, 5.00%, 10/1/2028	150,000	181,389
Series A, 5.00%, 10/1/2032	185,000	222,461
Series A, 5.00%, 9/1/2034	1,750,000	2,263,275
Series B, 5.00%, 10/1/2029	530,000	639,249
Series B, 5.00%, 10/1/2030	210,000	253,069
Series C, 3.00%, 8/1/2040	1,000,000	1,101,030
Series D, 5.00%, 9/1/2023	320,000	360,454
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	642,847
		41,475,572
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	100,465
5.00%, 8/1/2030	250,000	312,635
		413,100

86

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	$ 100,000	$ 100,000
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (c)	250,000	311,338
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	763,471
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	703,793
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	295,848
4.00%, 1/1/2025	350,000	401,762
4.00%, 7/1/2025	385,000	448,864
4.00%, 12/1/2035	620,000	755,842
5.00%, 1/1/2022	170,000	178,144
5.00%, 1/1/2023	1,020,000	1,117,563
5.00%, 7/1/2023	165,000	184,658
5.00%, 1/1/2024	455,000	519,460
5.00%, 7/1/2024	1,720,000	2,003,955
5.00%, 7/1/2025	150,000	181,569
5.00%, 7/1/2026	390,000	487,933
5.00%, 1/1/2027	1,660,000	2,099,362
5.00%, 7/1/2027	565,000	716,929
5.00%, 1/1/2028	250,000	317,133
5.00%, 7/1/2028	125,000	153,874
5.00%, 7/1/2029	165,000	203,021
5.00%, 1/1/2030	350,000	429,485
5.00%, 7/1/2031	2,000,000	2,682,880
5.00%, 7/1/2033	610,000	763,177
5.00%, 7/1/2036	1,975,000	2,584,435
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	131,578
Series C, 5.00%, 6/15/2022	205,000	215,773
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2039	1,250,000	1,464,562
5.00%, 1/1/2044	8,100,000	10,272,015
Series A, 4.00%, 12/1/2031	2,210,000	2,503,775
Series A, 5.00%, 12/1/2032	60,000	71,593
Series A, 5.00%, 1/1/2035	480,000	600,250
Series B, 5.00%, 1/1/2036	1,060,000	1,254,324
Series B, 5.00%, 1/1/2037	445,000	503,343
Security Description	Principal Amount	Value
Series B, 5.00%, 1/1/2040	$ 835,000	$ 975,931
Series C, 5.00%, 1/1/2028	315,000	369,139
Series C, 5.00%, 1/1/2036	215,000	247,091
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	434,615
Series D, 5.00%, 1/1/2032	410,000	462,443
Series D, 5.00%, 1/1/2035	485,000	545,809
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	352,989
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	568,706
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	342,381
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	207,627
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	551,315
Series A, 5.00%, 12/1/2028	350,000	437,374
Series A, 5.00%, 12/1/2030	570,000	708,561
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,480,720
Series A, 5.00%, 1/1/2029	1,225,000	1,536,861
Series A, 5.00%, 1/1/2030	5,075,000	6,405,421
Series A, 5.00%, 1/1/2035	725,000	873,234
Series A, 5.00%, 1/1/2036	500,000	600,600
Series A, 5.00%, 1/1/2038	1,015,000	1,213,158
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	279,535
		55,015,219
INDIANA — 0.8%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,755,187
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	343,926
5.00%, 2/1/2027	110,000	138,072

87

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2026	$ 6,070,000	$ 7,519,759
Series A, 5.00%, 6/1/2028	145,000	187,498
Series A, 5.00%, 6/1/2035	145,000	181,686
Series C, 5.00%, 12/1/2023	145,000	165,161
Series C, 5.00%, 12/1/2024	380,000	450,285
Series C, 5.00%, 12/1/2025	385,000	473,127
Series C, 5.00%, 6/1/2027	225,000	283,464
Series C, 5.00%, 6/1/2028	270,000	338,072
Series C, 5.00%, 2/1/2029	795,000	1,036,227
Series C, 5.00%, 2/1/2030	2,310,000	2,992,628
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	111,495
Series A, 5.00%, 6/1/2041	2,510,000	3,057,029
Series W-2, 5.00%, 8/1/2026	340,000	398,249
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,284,890
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	784,268
Series A, 4.00%, 2/1/2038	500,000	604,985
Series A, 5.00%, 2/1/2044	500,000	629,910
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	678,015
		25,413,933
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	112,334
5.00%, 8/1/2024	625,000	730,612
5.00%, 8/1/2037	350,000	440,398
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	490,752
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	111,652
Series A, 5.00%, 6/1/2028	100,000	123,774
Series A, 5.00%, 6/1/2034	5,000,000	6,772,850
		8,782,372
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	437,643
Security Description	Principal Amount	Value
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	$ 1,200,000	$ 1,406,400
Series B, 4.00%, 9/1/2036	575,000	672,313
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	712,255
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	486,398
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	224,830
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,975,068
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2026	490,000	595,066
5.00%, 9/1/2027	390,000	472,797
5.00%, 9/1/2030	660,000	795,353
5.00%, 9/1/2034	270,000	322,005
Series A, 3.00%, 9/1/2024	150,000	163,643
Series A, 5.00%, 9/1/2021	265,000	273,472
Series A, 5.00%, 9/1/2026	1,700,000	2,135,523
Series A, 5.00%, 9/1/2029	290,000	338,482
Series A, 5.00%, 9/1/2035	1,280,000	1,611,123
Series A, 5.00%, 9/1/2037	275,000	342,020
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	119,570
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,979,301
		16,063,262
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	114,292
Series A, 5.00%, 7/1/2025	160,000	189,192
Series B, 5.00%, 7/1/2021	195,000	199,241
Series B, 5.00%, 7/1/2024	125,000	142,865
Series B, 5.00%, 7/1/2025	230,000	271,964
Series B, 5.00%, 7/1/2026	120,000	146,192

88

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	$ 360,000	$ 385,333
Series A, 3.25%, 4/1/2039	255,000	269,956
Series A, 5.00%, 10/1/2026	150,000	183,713
		1,902,748
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	755,326
Series A, 4.00%, 2/1/2039	2,000,000	2,393,620
Series A, 4.00%, 2/1/2040	3,855,000	4,608,190
Series A, 4.00%, 2/1/2045	985,000	1,162,290
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	354,242
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (c)	100,000	111,961
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	294,227
Series B, 5.00%, 5/1/2025	635,000	761,974
Series B, 5.00%, 5/1/2026	100,000	124,228
Series C, 5.00%, 5/1/2027	500,000	639,265
Series C, 5.00%, 5/1/2028	250,000	321,798
Series C, 5.00%, 5/1/2030	405,000	515,439
Series C, 5.00%, 5/1/2037	325,000	403,033
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	101,545
5.00%, 10/1/2026	875,000	1,100,207
5.00%, 9/1/2027	560,000	722,490
5.00%, 9/1/2030	2,115,000	2,754,364
5.00%, 3/1/2033	750,000	1,004,655
5.00%, 3/1/2034	750,000	1,002,608
5.00%, 3/1/2037	500,000	667,165
Series A, 5.00%, 3/1/2035	740,000	964,294
Series A, 5.00%, 3/1/2036	680,000	885,170
Series B, 4.00%, 10/1/2034	285,000	336,086
Series B, 4.00%, 10/1/2035	230,000	270,595
Series B, 4.00%, 10/1/2036	250,000	293,313
Series B, 5.00%, 8/1/2022	645,000	693,362
Series B, 5.00%, 8/1/2027	280,000	348,384
Series C, 5.00%, 8/1/2023	210,000	235,670
Security Description	Principal Amount	Value
Series D, 5.00%, 9/1/2029	$ 390,000	$ 480,164
Series D-1, 5.00%, 12/1/2028	350,000	410,057
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	80,396
		24,796,118
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	152,560
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	137,671
Series D, 5.00%, 6/1/2028	3,435,000	4,547,871
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	194,190
		5,032,292
MARYLAND — 4.0%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	697,470
4.00%, 3/1/2035	1,000,000	1,227,940
5.00%, 3/1/2026	775,000	964,503
5.00%, 3/1/2028	200,000	261,426
Series A, 4.00%, 7/1/2044	2,030,000	2,429,707
Series A, 5.00%, 7/1/2046	230,000	274,602
Series B, 4.00%, 7/1/2035	330,000	384,519
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,472,159
Series B, 5.00%, 10/15/2024	250,000	294,643
Series B, 5.00%, 10/15/2025	2,290,000	2,799,685
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	321,933
Series A, 5.00%, 2/15/2031	4,000,000	5,183,840
Series D, 5.00%, 2/15/2026	520,000	646,188
Series D, 5.00%, 2/15/2029	1,970,000	2,579,833
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	215,051
5.00%, 5/1/2027	1,020,000	1,286,710
5.00%, 5/1/2031	4,925,000	6,258,394
5.00%, 5/1/2034	2,000,000	2,511,660
5.00%, 5/1/2037	1,920,000	2,393,453

89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2038	$ 200,000	$ 248,750
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	445,000	522,150
4.00%, 12/15/2025	290,000	322,271
4.00%, 11/1/2027	850,000	965,540
4.00%, 5/1/2028	1,225,000	1,407,304
4.00%, 11/1/2029	1,265,000	1,426,427
5.00%, 12/15/2023	175,000	199,652
5.00%, 2/1/2024	345,000	379,069
5.00%, 11/1/2026	105,000	123,649
5.00%, 5/1/2027	1,435,000	1,718,499
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,193,719
4.00%, 6/1/2028	1,245,000	1,397,239
4.00%, 6/1/2030	100,000	111,556
5.00%, 6/1/2024	605,000	704,087
5.00%, 3/15/2025	705,000	846,811
5.00%, 6/1/2026	2,100,000	2,437,701
5.00%, 8/1/2026	4,745,000	5,984,536
5.00%, 3/15/2028	800,000	1,022,040
5.00%, 3/15/2030	500,000	651,570
Series A, 4.00%, 3/15/2030	1,760,000	2,117,861
Series A, 5.00%, 3/15/2022	100,000	105,798
Series A, 5.00%, 3/15/2023	8,050,000	8,904,668
Series A, 5.00%, 8/1/2023	260,000	292,284
Series A, 5.00%, 8/1/2024	275,000	322,220
Series A, 5.00%, 3/1/2025	210,000	231,815
Series A, 5.00%, 3/15/2025	315,000	378,362
Series A, 5.00%, 8/1/2025	360,000	438,786
Series A, 5.00%, 3/1/2026	225,000	248,373
Series A, 5.00%, 8/1/2027	4,915,000	6,382,275
Series A, 5.00%, 8/1/2029	2,000,000	2,730,040
Series A, 5.00%, 8/1/2031	14,000,000	18,900,420
Series B, 4.00%, 8/1/2025	180,000	211,201
Series B, 5.00%, 8/1/2022	11,055,000	11,896,618
Series B, 5.00%, 8/1/2026	2,030,000	2,560,297
Series GRO, 5.00%, 3/15/2029	675,000	913,268
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	106,822
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	165,351
Security Description	Principal Amount	Value
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue 5.00%, 3/1/2021	$ 50,000	$ 50,379
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	577,275
Series B, 4.00%, 12/1/2025	355,000	394,103
Series B, 5.00%, 6/1/2023	500,000	558,120
Series B, 5.00%, 12/1/2024	105,000	119,696
Series C, 4.00%, 10/1/2030	410,000	499,536
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	560,105
Series A, 5.00%, 7/1/2024	1,015,000	1,185,266
Series A, 5.00%, 7/15/2028	7,000,000	9,327,430
State of Maryland Department of Transportation 5.00%, 11/1/2024	7,195,000	8,500,749
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	536,880
3.00%, 6/15/2034	285,000	318,128
5.00%, 6/15/2022	500,000	534,975
5.00%, 6/15/2024	200,000	233,126
		134,168,513
MASSACHUSETTS — 4.5%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	894,491
Series A, 5.00%, 5/1/2023	3,000,000	3,336,780
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	871,597
Series A, 5.00%, 6/15/2026	525,000	633,622
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2024	120,000	139,387
Series A, 5.00%, 6/1/2027	160,000	185,664
Series A, 5.00%, 6/1/2032	275,000	316,891
Series A, 5.00%, 6/1/2034	865,000	993,288
Series A, 5.00%, 6/1/2040	2,380,000	2,798,190
Series A, 5.00%, 6/1/2043	105,000	132,234

90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 6/1/2043	$ 3,000,000	$ 3,816,930
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2036	1,500,000	1,927,620
Series A, Zero Coupon, 7/1/2029	2,500,000	2,177,500
Series A, Zero Coupon, 7/1/2032	7,000,000	5,515,790
Series A, 2.00%, 7/1/2028	140,000	149,621
Series A-2, 5.00%, 7/1/2042	2,295,000	2,836,459
Series B, 5.00%, 7/1/2026	250,000	303,428
Series B, 5.00%, 7/1/2030	145,000	173,472
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2031	250,000	303,760
Series 20, 5.00%, 2/1/2042	50,000	58,611
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,376,784
Series A, 4.00%, 5/1/2029	1,975,000	2,244,271
Series A, 5.00%, 5/1/2037	250,000	301,018
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	163,896
Series A, 4.00%, 7/15/2036	575,000	673,078
Series A, 5.00%, 7/15/2027	100,000	125,814
Series A, 5.00%, 10/15/2027	1,350,000	1,770,403
Series A, 5.00%, 7/15/2028	115,000	144,001
Series A, 5.00%, 7/15/2030	140,000	174,425
Series A, 5.00%, 10/15/2030	3,000,000	4,223,430
Series A, 5.00%, 7/15/2033	1,135,000	1,408,785
Series A, 5.00%, 7/15/2040	1,000,000	1,530,180
Series T, 4.00%, 7/1/2042	100,000	114,083
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	526,695
5.00%, 9/1/2029	500,000	682,800
5.00%, 7/1/2030	3,995,000	5,554,448
5.00%, 7/1/2045	1,675,000	2,197,416
5.25%, 1/1/2044	800,000	1,034,968
Series A, 5.00%, 1/1/2024	3,675,000	4,199,202
Series A, 5.00%, 7/1/2029	4,250,000	5,278,372
Series A, 5.00%, 3/1/2032	1,215,000	1,394,905
Series A, 5.00%, 4/1/2034	100,000	124,814
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2036	$ 1,130,000	$ 1,292,494
Series A, 5.00%, 4/1/2036	190,000	236,341
Series A, 5.00%, 1/1/2037	100,000	126,111
Series A, 5.00%, 3/1/2037	110,000	125,615
Series A, 5.00%, 4/1/2037	150,000	186,135
Series A, 5.00%, 3/1/2038	100,000	114,072
Series A, 5.00%, 1/1/2042	135,000	168,376
Series A, 5.00%, 4/1/2042	250,000	307,122
Series A, 5.00%, 1/1/2044	3,000,000	3,726,120
Series B, 4.00%, 7/1/2026	100,000	119,984
Series B, 5.00%, 7/1/2023	150,000	167,951
Series B, 5.00%, 7/1/2024	900,000	1,049,607
Series B, 5.00%, 7/1/2025	1,120,000	1,357,944
Series B, 5.00%, 7/1/2027	115,000	148,724
Series B, 5.00%, 1/1/2028	5,000,000	6,551,300
Series B, 5.00%, 7/1/2028	830,000	1,101,991
Series B, 5.00%, 7/1/2030	250,000	347,587
Series B, 5.00%, 7/1/2033	1,045,000	1,282,131
Series B, 5.00%, 7/1/2036	100,000	122,005
Series B, 5.00%, 4/1/2037	3,850,000	4,777,465
Series C, 5.00%, 10/1/2026	1,170,000	1,479,477
Series C, 5.00%, 10/1/2027	350,000	455,784
Series D, 3.00%, 11/1/2041	2,200,000	2,465,804
Series D, 3.00%, 11/1/2042	1,975,000	2,202,263
Series D, 3.13%, 9/1/2034	180,000	196,418
Series D, 4.00%, 11/1/2037	5,000,000	6,263,250
Series D, 4.00%, 11/1/2041	650,000	803,796
Series D, 5.00%, 7/1/2027	250,000	323,312
Series E, 3.00%, 12/1/2023	2,000,000	2,162,860
Series E, 3.00%, 11/1/2035	5,495,000	6,101,593
Series E, 3.00%, 4/1/2044	180,000	189,389
Series E, 4.00%, 9/1/2039	2,750,000	3,131,480
Series E, 4.00%, 9/1/2041	3,000,000	3,404,910
Series E, 4.00%, 4/1/2042	1,980,000	2,221,600
Series E, 5.00%, 11/1/2027	105,000	137,046
Series E, 5.00%, 9/1/2029	380,000	410,012
Series H, 5.00%, 12/1/2022	195,000	212,989
Series I, 5.00%, 12/1/2034	395,000	490,140
Series J, 4.00%, 12/1/2039	225,000	262,161
Series J, 4.00%, 12/1/2045	150,000	172,662
Series J, 5.00%, 12/1/2036	110,000	135,857

91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series J, 5.00%, 12/1/2037	$ 2,710,000	$ 3,340,509
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	125,076
Series A, 5.00%, 2/15/2035	200,000	226,872
Series A, 5.00%, 2/15/2036	1,655,000	1,877,084
Series B, 4.00%, 2/15/2040	400,000	435,248
Series B, 5.00%, 11/15/2029	125,000	156,869
Series C, 5.00%, 8/15/2025	135,000	164,442
Series C, 5.00%, 11/15/2034	420,000	521,800
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,768,401
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	183,826
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,633,143
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	4,081,179
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,609,320
Series C, 5.00%, 1/1/2024	1,795,000	2,048,149
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	174,877
Series 1, 5.00%, 11/1/2032	1,000,000	1,336,960
Series 1, 5.00%, 11/1/2033	2,000,000	2,662,540
Series 1, 5.00%, 11/1/2039	40,000	47,190
Series 1, 5.00%, 11/1/2044	105,000	123,873
Series 2019-1, 5.00%, 5/1/2029	2,270,000	3,050,085
		150,908,444
MICHIGAN — 0.9%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	420,455
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,488,200
Security Description	Principal Amount	Value
5.00%, 4/15/2030	$ 155,000	$ 187,201
5.00%, 4/15/2031	545,000	658,447
Series B, 5.00%, 2/15/2038	1,775,000	2,244,949
Series I, 5.00%, 10/15/2021	140,000	145,275
Series I, 5.00%, 10/15/2028	100,000	124,846
Series I, 5.00%, 10/15/2030	390,000	483,892
Series I, 5.00%, 10/15/2032	255,000	314,280
Series I, 5.00%, 10/15/2033	330,000	405,253
Series I, 5.00%, 4/15/2038	295,000	349,398
Series I, 5.00%, 4/15/2041	130,000	157,364
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	3,568,380
5.00%, 11/1/2034	285,000	362,879
5.00%, 11/1/2036	250,000	316,467
Series B, 5.00%, 10/1/2025	230,000	281,881
Series B, 5.00%, 10/1/2028	250,000	314,993
Series I, 4.00%, 10/15/2035	225,000	256,667
Series I, 5.00%, 4/15/2022	295,000	313,216
Series I, 5.00%, 4/15/2028	175,000	212,186
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	276,623
Series A, 5.00%, 12/1/2021	110,000	114,826
Series B, 5.00%, 11/1/2022	150,000	163,176
Michigan, State Trunk Line Authority Revenue:
5.00%, 11/15/2032	5,000,000	6,877,300
5.00%, 11/15/2033	5,000,000	6,845,850
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	176,964
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	344,730
5.00%, 4/1/2040	465,000	560,102
Series A, 5.00%, 4/1/2025	225,000	270,515
Series A, 5.00%, 4/1/2034	450,000	561,352
Series A, 5.00%, 4/1/2042	545,000	668,791

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Utica Community Schools Authority Revenue 5.00%, 5/1/2031	$ 500,000	$ 657,175
		31,123,633
MINNESOTA — 1.3%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	132,398
Series A, 4.00%, 2/1/2028	100,000	114,647
Series A, 5.00%, 2/1/2026	500,000	604,250
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	845,000	872,243
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,750,420
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	591,181
5.00%, 12/15/2029	225,000	251,611
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	405,986
Series C, 5.00%, 3/1/2025	125,000	149,570
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,722,125
Series C, 5.00%, 1/1/2036	100,000	121,246
Minnesota, State General Obligation:
5.00%, 8/1/2024	750,000	879,075
5.00%, 8/1/2037	5,000,000	6,635,000
Series A, 5.00%, 10/1/2021	315,000	326,349
Series A, 5.00%, 6/1/2027	105,000	116,025
Series A, 5.00%, 8/1/2028	150,000	181,683
Series A, 5.00%, 10/1/2028	205,000	266,275
Series A, 5.00%, 8/1/2038	1,000,000	1,288,090
Series B, 5.00%, 8/1/2025	140,000	170,568
Series D, 5.00%, 8/1/2022	5,460,000	5,876,598
Series D, 5.00%, 8/1/2023	2,150,000	2,416,965
Series D, 5.00%, 8/1/2025	530,000	645,720
Series D, 5.00%, 10/1/2026	325,000	411,814
Series E, 5.00%, 10/1/2027	100,000	130,456
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	154,540
Security Description	Principal Amount	Value
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	$ 3,000,000	$ 3,296,280
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,072,224
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	374,150
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	601,148
Series A, 5.00%, 4/1/2041	350,000	417,606
Series A, 5.00%, 9/1/2041	200,000	247,266
Series B, 5.00%, 12/1/2027	2,965,000	3,869,236
Series B, 5.00%, 10/1/2028	3,000,000	4,000,440
Virginia, Independent School District No 706, General Obligation 5.00%, 2/1/2031	900,000	1,162,287
		44,255,472
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	519,310
Series A, 5.00%, 8/1/2027	250,000	312,837
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	910,561
Series A, 5.00%, 10/1/2027	330,000	400,448
Series A, 5.00%, 10/1/2031	1,850,000	2,352,756
Series A, 5.00%, 10/1/2032	415,000	525,299
Series A, 5.00%, 10/1/2034	135,000	169,996
Series B, 5.00%, 12/1/2026	110,000	139,428
Series B, 5.00%, 12/1/2028	250,000	314,342
Series B, 5.00%, 12/1/2030	1,880,000	2,348,195
Series B, 5.00%, 12/1/2031	150,000	187,016
Series B, 5.00%, 12/1/2032	1,235,000	1,536,266

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2033	$ 120,000	$ 136,716
Series B, 5.00%, 12/1/2034	100,000	124,021
Series B, 5.00%, 12/1/2036	100,000	123,636
Series C, 5.00%, 10/1/2024	300,000	353,151
Series C, 5.00%, 10/1/2027	195,000	236,629
Series F, 5.00%, 11/1/2029	150,000	181,193
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	153,641
		11,025,441
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	675,066
Series A, 5.00%, 2/1/2028	225,000	294,561
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	217,202
Series A, 4.00%, 1/1/2040	320,000	354,854
Series A, 5.00%, 1/1/2029	120,000	140,774
Series A, 5.00%, 1/1/2032	100,000	128,342
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	390,220
Series A, 5.00%, 5/1/2037	350,000	436,062
Series A, 5.00%, 5/1/2042	4,865,000	6,016,546
Series B, 5.00%, 5/1/2033	100,000	119,116
Series B, 5.00%, 5/1/2034	220,000	261,941
Series B, 5.00%, 5/1/2036	170,000	202,297
Series C, 4.00%, 5/1/2041	1,790,000	2,023,165
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	136,214
Series B, 5.00%, 1/1/2026	925,000	1,116,031
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	168,380
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	590,530
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	468,812
Security Description	Principal Amount	Value
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	$ 25,000	$ 29,311
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	224,394
		13,993,818
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,534,620
5.00%, 9/1/2032	310,000	390,048
5.00%, 9/1/2034	310,000	385,327
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	177,514
Series A, 5.00%, 2/1/2028	465,000	570,750
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	1,000,000	1,294,710
Series A, 4.00%, 7/15/2030	500,000	597,830
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,828,550
		8,779,349
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	869,368
3.00%, 7/1/2038	1,695,000	1,866,873
4.00%, 7/1/2031	150,000	178,446
4.00%, 7/1/2033	1,500,000	1,835,325
5.00%, 6/1/2022	300,000	320,070
5.00%, 6/1/2025	430,000	517,389
5.00%, 6/1/2026	150,000	186,821
5.00%, 6/1/2027	110,000	141,041
5.00%, 11/1/2028	145,000	171,526
Series A, 5.00%, 11/1/2022	290,000	315,140
Series A, 5.00%, 11/1/2023	195,000	220,876
Series A, 5.00%, 11/1/2024	180,000	212,215
Series A, 5.00%, 11/1/2026	420,000	520,254
Series A, 5.00%, 6/1/2027	140,000	179,000
Series A, 5.00%, 11/1/2029	575,000	700,407
Series A, 5.00%, 6/1/2031	2,165,000	2,760,137
Series B, 5.00%, 11/1/2023	110,000	124,597

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2024	$ 170,000	$ 200,425
Series B, 5.00%, 11/1/2025	100,000	122,189
Series B, 5.00%, 11/1/2026	180,000	227,002
Series B, 5.00%, 11/1/2028	120,000	149,381
Series B, 5.00%, 12/1/2030	525,000	687,067
Series B, 5.00%, 12/1/2032	1,685,000	2,175,790
Series B, 5.00%, 12/1/2033	4,020,000	5,154,323
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	121,975
5.00%, 7/1/2036	125,000	154,268
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	114,849
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	145,419
5.00%, 7/1/2025	250,000	302,987
5.00%, 7/1/2026	995,000	1,247,322
5.00%, 7/1/2027	200,000	249,360
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	217,427
Series A, 5.00%, 6/1/2031	125,000	153,728
Series A, 5.00%, 6/1/2032	100,000	122,446
Series A, 5.00%, 6/1/2037	200,000	241,824
Series A, 5.00%, 6/1/2041	2,675,000	3,214,093
Series B, 5.00%, 12/1/2025	150,000	180,996
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	338,793
Series C, 4.00%, 9/1/2037	140,000	157,808
Series C, 5.00%, 9/1/2029	905,000	1,096,254
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	855,877
4.00%, 12/1/2032	910,000	1,070,506
5.00%, 12/1/2021	320,000	334,160
5.00%, 12/1/2026	310,000	386,849
5.00%, 12/1/2028	560,000	695,089
5.00%, 12/1/2030	185,000	233,564
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	127,974
5.00%, 7/1/2031	105,000	128,802
5.00%, 7/1/2034	145,000	176,562
Security Description	Principal Amount	Value
5.00%, 7/1/2037	$ 500,000	$ 604,370
		32,508,964
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	736,535
NEW JERSEY — 0.6%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,862,809
Hudson County, NJ, Improvement Authority Revenue:
4.00%, 10/1/2040	1,540,000	1,873,133
4.00%, 10/1/2041	4,290,000	5,198,793
5.00%, 5/1/2041	500,000	596,380
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	213,412
Series A, 5.00%, 9/1/2032	120,000	142,530
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	750,000	803,962
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2031	1,030,000	1,321,274
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	277,345
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	847,749
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,562,775
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,565,741
3.00%, 7/15/2035	1,000,000	1,071,580
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,571,459
		18,908,942
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue 5.00%, 7/1/2021	140,000	143,317

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	$ 210,000	$ 243,936
Series 2017, 5.00%, 8/1/2025	230,000	277,302
Series 2017, 5.00%, 8/1/2027	145,000	180,605
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,161,510
Series B1, 5.00%, 6/15/2027	115,000	132,972
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	293,204
Series A, 5.00%, 3/1/2021	135,000	136,030
Series A, 5.00%, 3/1/2022	100,000	105,609
Series B, 5.00%, 3/1/2022	4,365,000	4,609,833
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	143,331
Series A, 5.00%, 7/1/2025	120,000	145,315
Series B, 4.00%, 7/1/2021	120,000	122,269
Series B, 4.00%, 7/1/2022	340,000	359,461
Series B, 4.00%, 7/1/2023	100,000	109,380
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	408,293
Series A, 5.00%, 7/1/2025	645,000	781,069
Series B, 4.00%, 7/1/2024	200,000	226,148
Series B, 5.00%, 7/1/2026	100,000	125,173
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	491,950
		10,196,707
NEW YORK — 18.0%
Battery Park City, NY, Authority Revenue Series B, 5.00%, 11/1/2038	500,000	665,815
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	145,550
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	1,088,532
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	265,419
Security Description	Principal Amount	Value
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	$ 2,700,000	$ 3,311,658
Series A, 5.25%, 11/15/2035	250,000	308,235
Series B-1, 5.00%, 11/15/2034	7,615,000	9,498,266
Series B-1, 5.00%, 11/15/2036	350,000	425,050
Series B-2, 4.00%, 11/15/2033	330,000	381,586
Series B-2, 5.00%, 11/15/2025	2,520,000	3,061,750
Series B-2, 5.00%, 11/15/2026	5,045,000	6,308,672
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	177,297
Series A, 3.88%, 7/1/2042	200,000	225,064
Series A, 5.00%, 7/1/2027	500,000	640,725
Series A, 5.00%, 7/1/2030	205,000	257,365
Series C, 5.00%, 7/1/2028	200,000	254,742
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	597,115
4.00%, 9/1/2038	500,000	593,185
4.00%, 12/15/2038	100,000	108,614
5.00%, 7/15/2030	500,000	647,775
5.00%, 7/15/2032	1,625,000	2,086,370
5.00%, 7/15/2033	1,915,000	2,446,470
5.00%, 9/1/2034	535,000	697,608
5.00%, 7/15/2035	360,000	457,286
5.00%, 9/1/2035	3,000,000	3,901,320
5.00%, 9/1/2036	4,500,000	5,828,130
Series 198, 5.00%, 11/15/2036	145,000	176,501
Series 198, 5.00%, 11/15/2041	160,000	192,346
Series 205, 5.00%, 11/15/2032	5,510,000	6,958,138
Series 205, 5.00%, 11/15/2035	160,000	200,342
New York State Urban Development Corp.:
5.00%, 3/15/2035	5,000,000	6,671,650
5.00%, 3/15/2038	785,000	1,034,426
Series A, 5.00%, 3/15/2035	1,000,000	1,334,330
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2024	550,000	639,859

96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series AA, 5.00%, 6/15/2040	$ 2,000,000	$ 2,608,720
Series BB-, 5.00%, 6/15/2026	4,000,000	4,736,720
Series BB-2, 5.00%, 6/15/2031	530,000	675,888
Series CC1, 4.00%, 6/15/2033	1,250,000	1,483,537
Series CC-1, 4.00%, 6/15/2037	250,000	291,365
Series CC-1, 4.00%, 6/15/2041	900,000	1,080,684
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,126,551
Series EE 2, 5.00%, 6/15/2040	1,950,000	2,512,204
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	1,000,000	1,213,650
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	5,380,814
Series FF, 4.00%, 6/15/2041	5,000,000	6,055,850
Series FF, 5.00%, 6/15/2034	1,750,000	2,247,367
Series FF, 5.00%, 6/15/2039	2,500,000	3,164,125
Series FF, 5.00%, 6/15/2041	10,700,000	14,081,307
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,942,250
Series GG, 5.00%, 6/15/2037	190,000	225,982
Series GG, 5.00%, 6/15/2039	350,000	414,764
Series GG-, 5.00%, 6/15/2029	7,000,000	9,120,580
Series HH, 5.00%, 6/15/2039	155,000	183,681
Sub-Series CC1, 5.00%, 6/15/2038	145,000	180,814
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	100,000	107,430
Series S-, 5.00%, 7/15/2028	160,000	187,899
Series S-, 5.00%, 7/15/2043	220,000	254,837
Series S-1, 4.00%, 7/15/2036	255,000	295,086
Series S-1, 4.00%, 7/15/2040	1,760,000	1,961,890
Series S-1, 5.00%, 7/15/2021	60,000	61,512
Security Description	Principal Amount	Value
Series S-1, 5.00%, 7/15/2022	$ 145,000	$ 155,774
Series S-1, 5.00%, 7/15/2033	5,000,000	6,354,600
Series S-1, 5.00%, 7/15/2043	1,885,000	2,244,375
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	874,320
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,793,470
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,337,808
Series S-4A, 5.00%, 7/15/2033	250,000	317,730
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2045	1,000,000	1,189,170
5.00%, 11/1/2031	500,000	602,165
5.00%, 11/1/2032	4,000,000	5,426,440
5.00%, 2/1/2034	600,000	735,600
5.00%, 5/1/2034	250,000	300,333
5.00%, 5/1/2036	245,000	292,924
5.25%, 8/1/2037	4,000,000	5,143,040
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	520,005
Series A-1, 5.00%, 8/1/2023	5,880,000	6,600,418
Series A-1, 5.00%, 8/1/2027	275,000	330,036
Series A-1, 5.00%, 8/1/2029	170,000	203,257
Series A-1, 5.00%, 8/1/2031	150,000	173,661
Series A-1, 5.00%, 8/1/2033	2,915,000	3,723,155
Series A-1, 5.00%, 8/1/2036	2,000,000	2,538,920
Series A-2, 5.00%, 8/1/2036	1,640,000	2,027,106
Series A-3, 4.00%, 5/1/2042	6,000,000	7,024,860
Series A-3, 5.00%, 8/1/2040	500,000	611,695
Series B-1, 4.00%, 8/1/2037	105,000	121,738
Series B-1, 4.00%, 11/1/2042	5,000,000	5,892,850
Series B-1, 5.00%, 11/1/2028	500,000	663,625
Series B-1, 5.00%, 8/1/2029	40,000	50,938
Series B-1, 5.00%, 8/1/2030	295,000	360,534
Series B-1, 5.00%, 8/1/2031	175,000	202,605

97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 8/1/2034	$ 500,000	$ 621,605
Series B-1, 5.00%, 11/1/2034	545,000	714,544
Series B-1, 5.00%, 11/1/2035	160,000	190,763
Series B-1, 5.00%, 8/1/2036	520,000	599,024
Series B-1, 5.00%, 8/1/2038	7,095,000	8,491,864
Series B-1, 5.00%, 8/1/2040	3,800,000	4,527,890
Series C, 5.00%, 11/1/2022	100,000	108,630
Series C, 5.00%, 11/1/2023	125,000	141,776
Series C, 5.00%, 11/1/2025	395,000	480,962
Series C, 5.00%, 11/1/2026	120,000	143,083
Series C, 5.00%, 11/1/2027	150,000	178,428
Series C1, 5.00%, 11/1/2034	7,000,000	9,060,520
Series D-1, 5.00%, 2/1/2026	100,000	114,226
Series D-S, 4.00%, 11/1/2047	500,000	591,940
Series E-1, 4.00%, 2/1/2041	110,000	123,347
Series E-1, 5.00%, 2/1/2030	3,370,000	4,079,183
Series F-1, 5.00%, 5/1/2032	5,500,000	6,849,260
Series F-1, 5.00%, 5/1/2039	115,000	140,133
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	2,355,000	2,521,710
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,046,449
4.00%, 8/1/2038	1,000,000	1,183,220
4.00%, 8/1/2042	520,000	608,161
5.00%, 4/1/2023	750,000	830,377
5.00%, 8/1/2026	1,335,000	1,664,465
5.00%, 8/1/2027	535,000	685,517
5.00%, 4/1/2033	680,000	861,499
5.00%, 1/1/2036	2,250,000	2,867,827
5.00%, 3/1/2039	500,000	648,985
5.00%, 8/1/2039	5,000,000	6,395,900
5.00%, 10/1/2039	950,000	1,170,618
5.00%, 12/1/2041	625,000	784,025
5.00%, 12/1/2042	1,500,000	1,876,695
5.00%, 3/1/2043	1,580,000	2,022,953
Series A, 3.00%, 8/1/2036	13,000,000	14,074,840
Series A, 4.00%, 8/1/2037	1,900,000	2,257,466
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$ 5,000,000	$ 5,598,850
Series A, 5.00%, 8/1/2024	3,500,000	4,072,390
Series A, 5.00%, 8/1/2026	125,000	150,834
Series A-1, 5.00%, 8/1/2023	850,000	951,804
Series B, 5.00%, 8/1/2025	150,000	174,938
Series B-1, 4.00%, 10/1/2040	545,000	643,329
Series B-1, 5.00%, 10/1/2031	2,185,000	2,905,351
Series B-1, 5.00%, 12/1/2031	160,000	197,333
Series B-1, 5.00%, 10/1/2032	1,680,000	2,219,078
Series B-1, 5.00%, 10/1/2036	400,000	496,480
Series B-1, 5.00%, 10/1/2037	4,730,000	5,850,632
Series B-1, 5.00%, 12/1/2037	500,000	607,365
Series B-1, 5.00%, 10/1/2038	300,000	370,290
Series B-1, 5.00%, 12/1/2038	3,095,000	3,753,678
Series C, 5.00%, 8/1/2024	7,000,000	8,144,780
Series C, 5.00%, 8/1/2026	655,000	808,219
Series C, 5.00%, 8/1/2027	635,000	806,583
Series C, 5.00%, 8/1/2028	1,980,000	2,508,408
Series C, 5.00%, 8/1/2035	5,000,000	6,648,250
Series C-1, 5.00%, 8/1/2030	5,000,000	6,838,300
Series C-1, 5.00%, 8/1/2031	500,000	680,380
Series C-1, 5.00%, 8/1/2033	700,000	941,038
Series D1, 4.00%, 12/1/2042	255,000	295,458
Series D1, 4.00%, 12/1/2043	3,500,000	4,046,700
Series E, 4.00%, 8/1/2026	250,000	297,978
Series E, 5.00%, 8/1/2024	760,000	884,290
Series E, 5.00%, 8/1/2025	1,210,000	1,460,676
Series E, 5.00%, 8/1/2028	160,000	198,096
Series E, 5.00%, 8/1/2032	2,900,000	3,766,433
Series E-1, 4.00%, 3/1/2041	500,000	574,985
Series E-1, 5.00%, 3/1/2040	4,000,000	4,949,000
Series F-1, 5.00%, 6/1/2026	165,000	197,893
Series I, 5.00%, 3/1/2022	60,000	63,257
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	314,338

98

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 11/15/2034	$ 560,000	$ 690,878
Series B-2, 4.00%, 11/15/2038	255,000	284,412
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2026	630,000	736,898
4.00%, 4/1/2030	400,000	462,924
4.00%, 4/1/2031	230,000	265,464
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2022	240,000	255,586
New York, State Dormitory Authority Revenue Series A, 5.00%, 7/1/2022	2,500,000	2,679,875
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	224,132
5.00%, 10/1/2028	500,000	610,285
5.00%, 7/1/2033	1,335,000	1,954,627
5.00%, 7/1/2034	2,105,000	3,129,588
5.00%, 7/1/2036	500,000	763,820
Series 1, 5.00%, 1/15/2029	400,000	504,132
Series 1, 5.00%, 1/15/2030	250,000	312,965
Series 1, 5.00%, 1/15/2031	500,000	623,985
Series A, 2.13%, 7/1/2041 (b)	865,000	867,932
Series A, 3.00%, 7/1/2029	315,000	346,925
Series A, 4.00%, 7/1/2034	100,000	115,315
Series A, 4.00%, 7/1/2043	1,350,000	1,519,384
Series A, 5.00%, 7/1/2021	190,000	194,520
Series A, 5.00%, 7/1/2024	890,000	1,033,886
Series A, 5.00%, 7/1/2026	1,640,000	2,043,735
Series A, 5.00%, 7/1/2028	2,000,000	2,660,580
Series A, 5.00%, 10/1/2028 (c)	205,000	260,664
Series A, 5.00%, 7/1/2029	2,000,000	2,726,780
Series A, 5.00%, 10/1/2029	4,540,000	5,684,262
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,819,426
Series A, 5.00%, 10/1/2030	5,000,000	6,102,020
Series A, 5.00%, 10/1/2031	3,750,000	4,519,087
Series A, 5.00%, 7/1/2032	125,000	154,854
Series A, 5.00%, 10/1/2032	3,500,000	4,200,630
Series A, 5.00%, 7/1/2033	600,000	729,528
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2033	$ 5,000,000	$ 5,979,550
Series A, 5.00%, 7/1/2034	5,040,000	6,305,090
Series A, 5.00%, 7/1/2035	100,000	123,153
Series A, 5.00%, 7/1/2040	200,000	246,832
Series B, 5.00%, 10/1/2021	225,000	233,089
Series B, 5.00%, 10/1/2030	260,000	322,462
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	630,727
Series A, 5.00%, 10/1/2026 (c)	125,000	145,468
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	107,992
5.00%, 2/15/2022	3,265,000	3,441,114
5.00%, 2/15/2023	355,000	390,727
5.00%, 2/15/2025	3,280,000	3,912,154
5.00%, 2/15/2036	6,000,000	7,340,470
Series A, 5.00%, 3/15/2026	245,000	292,692
Series A, 5.00%, 3/15/2031	500,000	647,425
Series B, 5.00%, 2/15/2023	565,000	621,862
Series B, 5.00%, 3/15/2027	110,000	126,301
Series B, 5.00%, 3/15/2028	170,000	195,075
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	494,660
Series B-GROUP C, 5.00%, 2/15/2039	200,000	233,706
Series C, 5.00%, 3/15/2037	105,000	119,408
Series D, 4.00%, 2/15/2036	1,000,000	1,205,830
Series D, 4.00%, 2/15/2038	3,000,000	3,586,200
Series D, 5.00%, 2/15/2022	2,260,000	2,381,904
Series D, 5.00%, 2/15/2024	7,000,000	8,024,800
Series D, 5.00%, 2/15/2025	730,000	870,693
Series D, 5.00%, 2/15/2026	920,000	1,136,660
Series D, 5.00%, 2/15/2027	100,000	125,135
Series D, 5.00%, 2/15/2028	165,000	205,955

99

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2041	$ 1,670,000	$ 2,151,511
Series E, 5.00%, 3/15/2022	110,000	116,378
Series E, 5.00%, 3/15/2023	180,000	198,819
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2022	100,000	105,798
Series A, 5.00%, 3/15/2024	300,000	346,020
Series A, 5.00%, 3/15/2025	3,250,000	3,890,250
Series A, 5.00%, 3/15/2028	500,000	641,101
Series A, 5.00%, 3/15/2030	1,360,000	1,694,505
Series A, 5.00%, 3/15/2031	160,000	182,173
Series A, 5.00%, 3/15/2032	7,600,000	9,272,532
Series A, 5.00%, 3/15/2037	4,300,000	5,397,790
Series A, 5.00%, 3/15/2038	140,000	154,869
Series A, 5.00%, 3/15/2039	400,000	500,240
Series A-GROUP B, 5.00%, 3/15/2037	160,000	196,782
Series A-GROUP C, 5.00%, 3/15/2043	300,000	364,374
Series B, 5.00%, 3/15/2031	795,000	952,482
Series B-B, 5.00%, 3/15/2027	270,000	325,569
Series B-B, 5.00%, 3/15/2029	40,000	48,047
Series C, 5.00%, 3/15/2042	270,000	316,656
Series E, 5.00%, 3/15/2034	5,000,000	6,422,100
Series E, 5.00%, 3/15/2041	5,000,000	6,316,100
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	520,267
4.00%, 10/15/2045	1,500,000	1,831,155
5.00%, 6/15/2026	1,515,000	1,898,386
5.00%, 6/15/2027	1,855,000	2,394,564
5.00%, 6/15/2028	550,000	687,159
5.00%, 6/15/2041	3,940,000	4,754,674
Series B, 5.00%, 8/15/2041	1,210,000	1,481,040
Security Description	Principal Amount	Value
Series B-SUB, 5.00%, 6/15/2035	$ 2,000,000	$ 2,656,440
Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,252,895
Series E, 5.00%, 6/15/2034	3,200,000	4,066,720
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	255,951
5.00%, 3/15/2044	370,000	415,762
Series A, 4.00%, 3/15/2045	900,000	1,053,387
Series A, 5.00%, 3/15/2022	460,000	486,671
Series A, 5.00%, 3/15/2024	4,180,000	4,819,749
Series A, 5.00%, 3/15/2025	5,140,000	6,150,216
Series A, 5.00%, 3/15/2026	6,295,000	7,797,994
Series A, 5.00%, 3/15/2027	565,000	694,515
Series A, 5.00%, 3/15/2035	11,000,000	14,021,370
Series A, 5.00%, 3/15/2044	1,000,000	1,243,840
Series A-, 5.00%, 3/15/2028	225,000	270,959
Series A-, 5.00%, 3/15/2029	525,000	630,887
Series A-, 5.00%, 3/15/2033	3,610,000	4,315,899
Series A-, 5.00%, 3/15/2038	105,000	124,199
Series A-, 5.00%, 3/15/2039	530,000	625,575
Series A-, 5.00%, 3/15/2042	380,000	446,234
Series C-, 5.00%, 3/15/2027	100,000	127,428
Series C-, 5.00%, 3/15/2031	4,250,000	5,386,577
Series E, 5.00%, 3/15/2033	120,000	131,376
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,313,470
5.00%, 12/1/2039	1,250,000	1,638,537
5.00%, 12/1/2040	2,750,000	3,595,185
Oyster Bay, NY, General Obligation 3.25%, 8/1/2021 (c)	115,000	116,964
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	860,000	1,038,615

100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2027	$ 600,000	$ 764,670
5.00%, 11/15/2033	675,000	869,825
Series A, 5.00%, 11/15/2040	435,000	507,310
Series A, 5.00%, 11/15/2041	350,000	416,056
Series B, 5.00%, 11/15/2029	2,355,000	3,125,353
Series C, 5.00%, 11/15/2023	700,000	794,143
Series C-1, 5.00%, 11/15/2025	1,050,000	1,285,378
Series C-2, 5.00%, 11/15/2042	2,915,000	3,602,823
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,216,372
5.00%, 6/15/2027	425,000	513,370
5.00%, 12/15/2032	605,000	738,221
5.00%, 12/15/2036	250,000	303,413
5.00%, 12/15/2038	200,000	253,570
5.00%, 12/15/2040	300,000	378,918
Series A, 5.00%, 12/15/2026	350,000	415,373
Series A, 5.00%, 6/15/2028	255,000	316,570
Series A, 5.00%, 12/15/2032	260,000	319,634
Series A, 5.00%, 12/15/2033	500,000	613,480
Series A, 5.00%, 12/15/2035	1,975,000	2,411,435
Series B, 5.00%, 6/15/2023	500,000	510,770
Series B, 5.00%, 12/15/2023	280,000	292,810
Series B, 5.00%, 6/15/2024	980,000	1,048,071
Series B, 5.00%, 12/15/2024	1,070,000	1,169,703
Series B, 5.00%, 12/15/2025	315,000	359,875
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,750,213
		606,813,494
NORTH CAROLINA — 1.6%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	120,533
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	104,406
Security Description	Principal Amount	Value
Charlotte, NC, Water & Sewer System Revenue:
3.00%, 7/1/2039	$ 2,380,000	$ 2,700,824
5.00%, 7/1/2027	5,000,000	6,473,700
5.00%, 7/1/2028	165,000	198,074
5.00%, 7/1/2044	125,000	157,606
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,258,803
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	165,104
Series A, 5.00%, 9/1/2023	110,000	124,063
Series A, 5.00%, 4/1/2027	550,000	707,801
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	188,966
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	260,224
4.00%, 1/1/2038	200,000	225,874
4.00%, 1/1/2039	570,000	642,584
5.00%, 1/1/2043	3,000,000	3,701,400
Series B, 4.00%, 10/1/2039	245,000	281,184
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	449,219
Series A, 5.00%, 6/1/2021	110,000	112,171
Series A, 5.00%, 6/1/2023	5,100,000	5,692,824
Series B, 5.00%, 6/1/2026	6,850,000	8,589,832
Series B, 5.00%, 6/1/2028	8,700,000	11,540,898
North Carolina, State Revenue Series B, 5.00%, 5/1/2025	2,530,000	3,047,992
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	887,599
Zero Coupon, 1/1/2045	615,000	313,521
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	116,243
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	115,153
Series A, 5.00%, 3/1/2026	400,000	497,808
Wake, NC, Limited Obligation Revenue 5.00%, 9/1/2026	5,000,000	6,306,500
		54,980,906

101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 2.7%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	$ 150,000	$ 166,374
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	199,972
Series 2017-1, 4.00%, 4/1/2023	510,000	553,355
Series A, 3.00%, 8/15/2023	555,000	595,126
Series A, 3.00%, 8/15/2031	350,000	382,547
Series A, 5.00%, 4/1/2025	5,000,000	6,002,100
Series A, 5.00%, 4/1/2030	5,000,000	6,604,150
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	123,822
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,198,684
5.00%, 12/1/2027	400,000	496,976
5.00%, 12/1/2028	300,000	371,646
5.00%, 12/1/2029	1,015,000	1,251,302
5.00%, 12/1/2037	600,000	720,918
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	628,580
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	11,005,337
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	112,244
4.00%, 11/15/2043	250,000	292,450
5.00%, 11/15/2044	245,000	290,002
Ohio, State General Obligation:
5.00%, 12/15/2026	835,000	1,040,677
5.00%, 2/1/2033	875,000	1,066,205
Series A, 5.00%, 12/15/2022	410,000	448,934
Series A, 5.00%, 9/1/2023	650,000	733,096
Series A, 5.00%, 12/15/2023	320,000	365,283
Series A, 5.00%, 9/1/2024	120,000	141,032
Series A, 5.00%, 9/15/2024	100,000	117,711
Series A, 5.00%, 3/15/2028	1,275,000	1,462,629
Series A, 5.00%, 3/15/2031	440,000	503,237
Series A, 5.00%, 3/15/2033	135,000	154,078
Series A, 5.00%, 5/1/2033	1,950,000	2,473,009
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2035	$ 200,000	$ 227,716
Series B, 5.00%, 6/15/2027	200,000	213,990
Series B, 5.00%, 9/1/2032	175,000	193,179
Series B, 5.00%, 9/1/2034	170,000	187,660
Series B, 5.00%, 6/15/2035	200,000	213,990
Series C, 5.00%, 11/1/2030	140,000	167,196
Series C, 5.00%, 11/1/2033	400,000	473,740
Series S, 5.00%, 5/1/2021	245,000	248,873
Series T, 5.00%, 11/1/2028	400,000	510,608
Series T, 5.00%, 5/1/2031	250,000	317,503
Series V, 5.00%, 5/1/2024	500,000	579,725
Ohio, State Special Obligation:
Series A, 5.00%, 12/1/2038	5,000,000	6,395,700
Series C, 5.00%, 12/1/2028	230,000	287,417
Series C, 5.00%, 12/1/2030	165,000	204,463
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	217,534
Series A, 5.00%, 12/1/2028	825,000	1,024,015
Ohio, State Water Development Authority, Water Pollution Control Revenue:
4.00%, 12/1/2038	5,000,000	6,236,900
5.00%, 6/1/2025	75,000	90,682
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	442,431
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	657,035
5.00%, 6/1/2044	3,235,000	4,230,377
Series A, 5.00%, 6/1/2029	13,500,000	18,203,130
Series B, 5.00%, 12/1/2033	115,000	143,256
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,000,000	2,654,660
5.00%, 12/1/2039	2,000,000	2,649,300
Series A, 5.00%, 12/1/2029	240,000	305,827

102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2031	$ 500,000	$ 634,310
Series B, 5.00%, 6/1/2026	500,000	615,550
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	339,064
		90,167,307
OKLAHOMA — 0.6%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	274,540
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	3,120,000	3,290,976
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	765,128
5.00%, 7/1/2027	160,000	198,202
Series 2020A, 5.00%, 7/1/2025	600,000	723,294
Series A, 5.00%, 7/1/2027	265,000	305,447
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	153,532
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	300,417
Series C, 5.00%, 1/1/2037	125,000	154,018
Oklahoma, State University Revenue Series A, 5.00%, 9/1/2031	750,000	1,026,487
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	116,337
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	64,757
5.00%, 9/1/2024	110,000	128,096
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	354,936
3.00%, 6/1/2027	1,750,000	1,900,815
5.00%, 6/1/2023	7,560,000	8,388,425
5.00%, 6/1/2025	2,710,000	3,247,610
		21,393,017
OREGON — 1.6%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	241,962
Security Description	Principal Amount	Value
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	$ 75,000	$ 87,351
Series A, Zero Coupon, 6/15/2036	115,000	69,438
Series A, Zero Coupon, 6/15/2038	300,000	164,103
Series A, 0.01%, 6/15/2042	440,000	197,934
Series B, 5.00%, 6/15/2037	1,770,000	2,195,349
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,763,534
5.00%, 6/15/2037	100,000	124,382
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	171,925
Multnomah County, School District No 1 Portland,General Obligation 3.00%, 6/15/2036	4,000,000	4,571,120
Ohio, State Special Obligation Series C, 5.00%, 12/1/2029	180,000	223,756
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	263,782
Series C, 5.00%, 4/1/2026	510,000	610,062
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2039	5,000,000	6,660,620
Series C, 5.00%, 11/15/2025	170,000	208,847
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	5,000,000	5,320,200
Series C, 5.00%, 8/1/2041	1,065,000	1,291,909
Series F, 5.00%, 5/1/2028	180,000	222,754
Series F, 5.00%, 5/1/2030	145,000	178,582
Series F, 5.00%, 5/1/2035	100,000	121,752
Series I, 5.00%, 8/1/2024	125,000	146,318
Series I, 5.00%, 8/1/2029	195,000	250,343
Series L, 5.00%, 8/1/2029	3,370,000	4,326,440
Series L, 5.00%, 8/1/2030	1,250,000	1,602,162
Series L, 5.00%, 8/1/2042	4,540,000	5,655,750

103

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	$ 155,000	$ 173,329
Series B, 5.00%, 7/1/2033	1,150,000	1,390,994
Series B, 5.00%, 7/1/2036	235,000	282,658
Series B, 5.00%, 7/1/2038	285,000	341,498
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	520,046
5.00%, 6/15/2027	1,440,000	1,792,944
5.00%, 6/15/2029	500,000	618,300
5.00%, 6/15/2030	660,000	812,572
5.00%, 6/15/2031	500,000	614,680
5.00%, 6/15/2032	500,000	612,285
5.00%, 6/15/2033	500,000	610,195
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	344,243
Series B, 5.00%, 6/15/2023	600,000	669,912
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	698,495
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	813,293
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	139,762
Series B, Zero Coupon, 6/15/2029	200,000	173,726
Series B, Zero Coupon, 6/15/2034	330,000	226,997
Series B, 0.01%, 6/15/2032	200,000	151,242
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,371,354
5.00%, 6/15/2035	390,000	487,496
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	228,590
		52,744,986
Security Description	Principal Amount	Value
PENNSYLVANIA — 1.5%
Abington, PA, School District Series A, 4.00%, 10/1/2035	$ 535,000	$ 622,291
Allegheny, PA, General Obligation:
4.00%, 11/1/2045	2,570,000	3,097,827
Series C-75, 5.00%, 11/1/2026	315,000	397,253
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	152,744
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	218,746
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	131,030
Series A, 5.00%, 10/1/2042	795,000	944,047
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	447,855
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	130,917
Series A, 5.00%, 12/1/2030	160,000	197,757
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	326,346
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	460,948
4.00%, 3/1/2038	4,085,000	4,793,707
5.00%, 3/1/2022	500,000	527,685
5.00%, 9/15/2022	2,500,000	2,702,425
5.00%, 3/15/2023	120,000	132,265
5.00%, 9/15/2023	600,000	675,036
5.00%, 3/15/2025	325,000	387,813
5.00%, 8/15/2025	275,000	333,283
5.00%, 9/15/2025	1,570,000	1,908,587
5.00%, 9/15/2026	1,975,000	2,480,027
5.00%, 1/1/2027	500,000	632,610
5.00%, 3/15/2028	270,000	319,459
5.00%, 9/15/2028	8,030,000	9,996,386
5.00%, 1/1/2024	725,000	825,376
Series 2020, 2.00%, 5/1/2039	575,000	563,000
Series REF, 5.00%, 1/15/2022	1,480,000	1,552,905

104

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REF, 5.00%, 1/15/2025	$ 1,250,000	$ 1,482,225
Series REF, 5.00%, 1/15/2028	2,410,000	3,026,357
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	2,000,000	2,598,160
Series A, 4.00%, 8/15/2033	190,000	219,159
Series A, 4.00%, 8/15/2034	145,000	166,980
Series A, 4.00%, 8/15/2035	470,000	540,265
Series AQ, 5.00%, 6/15/2021	150,000	153,129
Series AT-1, 5.00%, 6/15/2024	200,000	230,512
Series AT-1, 5.00%, 6/15/2025	100,000	119,569
Series AT-1, 5.00%, 6/15/2030	100,000	120,547
Series B, 5.00%, 10/1/2025	200,000	244,478
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	180,495
Series A, 5.00%, 9/1/2042	270,000	333,393
Series B, 4.00%, 9/1/2036	490,000	560,991
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	2,540,000	3,598,469
State Public School Building Authority Revenue:
5.00%, 12/1/2023	1,000,000	1,122,274
5.00%, 12/1/2029	610,000	751,126
		50,406,454
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	566,058
Series A, 5.00%, 5/15/2027	270,000	331,787
Series A, 5.00%, 9/1/2029	500,000	636,980
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,511,149
Series C, 4.00%, 1/15/2033	1,500,000	1,832,580
Series D, 5.00%, 8/1/2021	135,000	138,760
Series D, 5.00%, 8/1/2024	250,000	291,855
		5,309,169
Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	$ 450,000	$ 557,424
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	414,106
Charlotte, NC, Water & Sewer System Revenue 5.00%, 1/1/2044	1,000,000	1,313,130
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,233,890
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	113,203
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,207,951
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	134,593
Series C, 3.00%, 3/1/2038	325,000	354,569
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,527,875
Series A, 5.00%, 4/1/2030	120,000	154,375
York, SC, General Obligation 5.00%, 4/1/2027	280,000	322,750
		11,333,866
TENNESSEE — 0.7%
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,474,728
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,707,347
4.00%, 6/1/2044	500,000	570,370
Series A, 5.00%, 4/1/2026	320,000	383,213
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	540,000	661,732
Series B, 5.00%, 5/15/2026	345,000	430,136
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	436,997
4.00%, 7/1/2031	750,000	893,790

105

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2033	$ 1,130,000	$ 1,333,920
5.00%, 7/1/2021	135,000	138,212
5.00%, 1/1/2024	105,000	119,842
5.00%, 7/1/2024	110,000	128,118
5.00%, 1/1/2025	535,000	635,564
5.00%, 1/1/2026	170,000	209,742
5.00%, 1/1/2027	100,000	124,953
Series C, 5.00%, 7/1/2023	115,000	128,640
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	202,326
Series A, 5.00%, 4/1/2025	285,000	342,120
Tennessee, State General Obligation:
5.00%, 9/1/2027	5,005,000	6,510,454
Series A, 5.00%, 8/1/2022	150,000	161,419
Series A, 5.00%, 2/1/2026	160,000	198,397
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,559,249
Series A, 5.00%, 11/1/2035	520,000	655,132
Series A, 5.00%, 11/1/2037	435,000	545,312
Series B, 5.00%, 11/1/2022	100,000	108,822
Series B, 5.00%, 11/1/2025	105,000	129,375
		24,789,910
TEXAS — 11.9%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	157,209
5.00%, 8/15/2027	575,000	744,418
5.00%, 8/15/2038	1,000,000	1,259,200
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	116,218
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	252,353
5.00%, 2/15/2026 (c)	150,000	178,565
5.00%, 2/15/2029 (c)	300,000	355,236
5.00%, 2/15/2030 (c)	215,000	269,462
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	396,186
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	426,147
Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2039 (c)	$ 255,000	$ 291,213
Series A, 5.00%, 2/15/2030 (c)	165,000	202,775
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2028 (c)	3,000,000	3,919,230
5.00%, 2/15/2030 (c)	2,000,000	2,658,200
Series A, 5.00%, 2/15/2026 (c)	225,000	247,941
Series B, 5.00%, 2/15/2025 (c)	75,000	89,452
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	308,140
Series A, 5.00%, 11/15/2021	100,000	104,145
Series A, 5.00%, 11/15/2022	100,000	108,912
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	118,669
5.00%, 9/1/2028	750,000	936,907
5.00%, 9/1/2034	420,000	488,594
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (c)	3,700,000	4,494,242
4.00%, 8/1/2034 (c)	6,000,000	7,262,040
4.00%, 8/1/2035 (c)	2,000,000	2,512,740
5.00%, 8/1/2028 (c)	1,900,000	2,384,367
Series B, 5.00%, 8/1/2031 (c)	125,000	155,383
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	344,988
Series A, 5.00%, 5/15/2022	210,000	223,545
Series A, 5.00%, 5/15/2026	300,000	366,603
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	745,914
4.00%, 6/15/2039	5,000,000	6,052,950
4.00%, 6/15/2041	350,000	403,312
5.00%, 6/15/2026	705,000	878,843
5.00%, 6/15/2027	355,000	428,815
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	341,163
4.00%, 2/15/2043	3,755,000	4,317,311
5.00%, 2/15/2022	2,250,000	2,370,577
5.00%, 2/15/2026	140,000	172,451
5.00%, 2/15/2027	265,000	326,273

106

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2029	$ 130,000	$ 158,805
5.00%, 2/15/2032	3,000,000	3,536,250
5.00%, 2/15/2034	680,000	840,018
5.00%, 2/15/2045	4,910,000	6,245,962
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (c)	250,000	297,608
Series B, 5.00%, 2/15/2028 (c)	200,000	236,914
Series B, 5.00%, 2/15/2030 (c)	550,000	650,281
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,261,580
5.00%, 2/15/2034 (c)	1,000,000	1,254,860
5.00%, 2/15/2037 (c)	2,555,000	3,189,969
5.00%, 2/15/2041 (c)	1,000,000	1,240,010
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (c)	1,400,000	1,688,246
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	595,218
4.00%, 8/15/2032	280,000	334,158
4.00%, 8/15/2034	190,000	225,730
5.00%, 8/15/2025	390,000	474,653
5.00%, 8/15/2030	2,500,000	3,379,100
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	807,840
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	592,015
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	452,765
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	418,075
Series A, 5.00%, 2/15/2025 (c)	205,000	244,873
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,261,220
Security Description	Principal Amount	Value
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	$ 140,000	$ 163,505
Series B, 5.00%, 8/1/2036 (c)	100,000	121,327
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	269,505
4.00%, 2/15/2041 (c)	100,000	113,934
5.00%, 2/15/2022 (c)	2,000,000	2,107,880
5.00%, 2/15/2023 (c)	150,000	165,159
5.00%, 2/15/2028 (c)	435,000	513,731
5.00%, 2/15/2033 (c)	2,635,000	3,369,058
Series A-2- REM, 1.25%, 2/15/2036 (b) (c)	2,000,000	2,030,520
Dallas county, TX, General Obligation 5.00%, 8/15/2025	100,000	121,604
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,621,620
5.00%, 12/1/2033	5,000,000	6,689,200
5.00%, 12/1/2034	6,000,000	7,971,360
Series A, 5.00%, 12/1/2028	295,000	360,431
Series A, 5.00%, 12/1/2029	255,000	311,141
Series A, 5.00%, 12/1/2030	160,000	195,053
Series A, 5.00%, 12/1/2033	100,000	118,578
Series A, 5.00%, 12/1/2034	175,000	211,918
Series A, 5.00%, 12/1/2035	225,000	271,739
Series A, 5.00%, 12/1/2036	295,000	354,062
Series A, 5.00%, 12/1/2041	1,065,000	1,274,848
Dallas, TX, General Obligation:
5.00%, 2/15/2023	1,930,000	2,123,328
5.00%, 2/15/2030	275,000	321,104
5.00%, 2/15/2031	2,050,000	2,542,799
Series B, 3.00%, 2/15/2036	540,000	600,907
Dallas, TX, Independent School District, General Obligation:
3.00%, 2/15/2036 (c)	2,350,000	2,690,303
5.00%, 2/15/2026	600,000	743,190
5.00%, 2/15/2036 (b) (c)	1,045,000	1,100,037

107

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.00%, 2/15/2036 (c)	$ 345,000	$ 371,755
Series A, 4.00%, 2/15/2030 (c)	2,965,000	3,366,995
Series A, 4.00%, 2/15/2031 (c)	255,000	289,017
Series A, 5.00%, 8/15/2024 (c)	210,000	246,198
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,241,638
Series B, 5.00%, 2/15/2036 (c)	60,000	63,195
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	133,483
Series A, 5.00%, 10/1/2028	300,000	362,265
Series A, 5.00%, 10/1/2029	100,000	124,350
Series A, 5.00%, 10/1/2033	410,000	502,963
Series A, 5.00%, 10/1/2034	800,000	980,992
Series A, 5.00%, 10/1/2036	680,000	832,789
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (c)	290,000	345,094
5.00%, 8/15/2028 (c)	175,000	207,457
5.00%, 8/15/2029 (c)	500,000	613,900
5.00%, 8/15/2030 (c)	115,000	140,742
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,793,510
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	153,689
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	238,665
Series A, 4.00%, 8/15/2034	1,000,000	1,234,090
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	189,384
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	150,729
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	175,380
Series B, 5.00%, 3/1/2026	250,000	297,768
Series B, 5.00%, 3/1/2028	520,000	638,451
Security Description	Principal Amount	Value
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	$ 275,000	$ 330,140
5.00%, 8/15/2022 (c)	1,215,000	1,309,782
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	55,136
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	135,000	135,730
5.00%, 2/15/2023 (c)	50,000	55,053
5.00%, 2/15/2025 (c)	195,000	233,105
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	148,421
Series A, 5.00%, 2/15/2027	140,000	166,407
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	143,551
Series A, 5.00%, 2/15/2024	150,000	172,262
Series A, 5.00%, 2/15/2026	260,000	310,453
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (c)	510,000	594,288
Series A, 5.00%, 8/15/2022 (c)	300,000	323,403
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	447,821
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	1,000,000	1,177,410
5.00%, 2/15/2030 (c)	260,000	304,855
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	130,593
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,289,700
Series A, 5.00%, 10/1/2043	1,300,000	1,630,187
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	115,709

108

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	$ 500,000	$ 600,380
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	456,324
4.00%, 11/15/2037	840,000	968,192
5.00%, 11/15/2025	275,000	335,310
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,076,193
Series A, 5.00%, 10/1/2023	2,125,000	2,403,800
Series A, 5.00%, 10/1/2027	285,000	344,419
Series A, 5.00%, 10/1/2029	530,000	679,031
Series A, 5.00%, 10/1/2030	1,000,000	1,277,330
Series A, 5.00%, 10/1/2032	455,000	577,290
Series A, 5.00%, 10/1/2033	250,000	316,258
Series A, 5.00%, 10/1/2034	500,000	631,475
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	350,000	428,207
Series A, 5.00%, 8/15/2027	500,000	622,535
Series A, 5.00%, 10/1/2027	530,000	645,349
Series A, 5.00%, 10/1/2028	720,000	875,189
Series A, 5.00%, 8/15/2031	610,000	751,904
Series A, 5.00%, 10/1/2034	440,000	513,471
Series A, 5.00%, 10/1/2035	155,000	186,950
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	176,961
5.00%, 11/1/2028	120,000	141,476
Series A, 5.00%, 11/1/2026	380,000	478,477
Series A, 5.00%, 11/1/2027	525,000	667,973
Series A, 5.00%, 11/1/2028	200,000	253,804
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$ 300,000	$ 379,521
Series B, 5.00%, 11/1/2024	225,000	265,457
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	334,128
Series A, 5.00%, 8/15/2024	375,000	439,492
Series A, 5.00%, 8/15/2026	185,000	232,084
Series A, 5.00%, 8/15/2030	480,000	593,746
Series A, 5.00%, 8/15/2032	540,000	663,282
Series A, 5.00%, 8/15/2035	490,000	598,256
Series A, 5.00%, 8/15/2036	270,000	328,992
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	356,643
Series A, 5.00%, 8/15/2022	195,000	210,212
Series A, 5.00%, 8/15/2032	1,635,000	2,096,773
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	817,944
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	276,142
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	291,885
Series B, 5.00%, 11/15/2025	200,000	245,702
Series B, 5.00%, 11/15/2026	300,000	380,151
Series B, 5.00%, 11/15/2032	275,000	339,485
Series B, 5.00%, 11/15/2036	555,000	679,808
Series D, 5.00%, 11/15/2028	130,000	152,623
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	886,635
Series A, 4.00%, 3/1/2036	395,000	449,139
Series A, 5.00%, 3/1/2022	185,000	195,399
Series A, 5.00%, 3/1/2024	1,300,000	1,495,221
Series A, 5.00%, 3/1/2025	925,000	1,105,550
Series A, 5.00%, 3/1/2026	780,000	965,305

109

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2029	$ 720,000	$ 934,227
Series A, 5.00%, 3/1/2030	10,695,000	14,114,092
Series A, 5.00%, 3/1/2031	100,000	121,424
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	100,000	105,394
5.00%, 2/15/2025 (c)	3,100,000	3,698,734
5.00%, 2/15/2035 (c)	2,500,000	3,112,900
5.00%, 2/15/2042 (c)	315,000	388,578
Series A, 4.00%, 2/15/2033 (c)	700,000	809,207
Series A, 4.00%, 2/15/2040 (c)	130,000	147,975
Series A, 5.00%, 2/15/2022 (c)	390,000	411,037
Series A, 5.00%, 2/15/2027 (c)	555,000	682,378
Series A, 5.00%, 2/15/2030 (c)	395,000	482,970
Series A, 5.00%, 2/15/2031 (c)	445,000	542,348
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (c)	110,000	133,141
Series B, 5.00%, 2/15/2022 (c)	580,000	611,285
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	179,729
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	285,353
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	192,726
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	339,990
5.00%, 2/1/2025 (c)	225,000	268,157
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	218,881
5.00%, 2/15/2042 (c)	230,000	284,492
5.00%, 2/15/2043 (c)	1,285,000	1,628,712
Series D, 5.00%, 2/15/2024 (c)	3,065,000	3,515,739
Series D, 5.00%, 2/15/2025 (c)	405,000	483,222
Security Description	Principal Amount	Value
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (c)	$ 145,000	$ 178,444
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	115,497
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	6,195,010
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2022 (c)	110,000	115,933
Las Vegas Valley, NV, Water District, General Obligation Series A, , 8/16/2044 (c)	100,000	44,726
Leander, TX, Independent School District, General Obligation:
2.50%, 8/15/2040 (b) (c)	100,000	100,631
Series A, 5.00%, 8/15/2026 (c)	640,000	775,315
Series D, Zero Coupon, 8/15/2024 (c)	130,000	128,201
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	110,064
5.00%, 8/15/2023 (c)	300,000	337,386
5.00%, 8/15/2024 (c)	135,000	158,111
5.00%, 8/15/2026 (c)	300,000	377,490
Series A, 4.00%, 8/15/2026 (c)	180,000	209,745
Series A, 4.00%, 8/15/2027 (c)	110,000	127,850
Series A, 5.00%, 8/15/2021 (c)	105,000	108,123
Series A, 5.00%, 8/15/2022 (c)	560,000	603,686
Series B, 5.00%, 8/15/2028	525,000	634,126
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,795,000
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	482,576
Series B, 5.00%, 2/15/2023	290,000	319,438
Series B, 5.00%, 2/15/2024	295,000	338,881

110

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	$ 160,000	$ 168,464
5.00%, 2/15/2025	2,575,000	3,068,859
5.00%, 2/15/2029	100,000	133,808
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	289,781
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	510,487
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	450,648
North East, TX, Independent School District, General Obligation 5.00%, 8/1/2043 (c)	5,000,000	6,135,050
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	158,445
5.00%, 9/1/2027	200,000	242,578
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	275,000	327,893
5.00%, 2/15/2042 (c)	380,000	456,551
Series A, 5.00%, 2/15/2025 (c)	55,000	65,623
Series B, 5.00%, 2/15/2023 (c)	230,000	253,193
Series B, 5.00%, 2/15/2026 (c)	260,000	312,585
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	490,000	602,460
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	247,500
Series A, 5.00%, 2/15/2029 (c)	500,000	615,895
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	187,958
Series A, 5.00%, 8/1/2025 (c)	7,310,000	8,891,153
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	320,279
5.00%, 2/1/2025	125,000	148,776
5.00%, 2/1/2026	2,645,000	3,270,701
Security Description	Principal Amount	Value
5.00%, 2/1/2027	$ 375,000	$ 469,526
5.00%, 2/1/2028	515,000	641,911
5.00%, 2/1/2041	260,000	326,253
5.00%, 2/1/2042	260,000	325,754
San Antonio, TX, General Obligation:
3.00%, 8/1/2034	1,000,000	1,152,590
5.00%, 2/1/2027	925,000	1,099,936
5.00%, 8/1/2037	320,000	408,874
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (c)	500,000	610,555
5.00%, 2/15/2024 (c)	315,000	361,006
5.00%, 2/15/2027 (c)	510,000	608,501
5.00%, 8/15/2029 (c)	5,000,000	6,571,350
5.00%, 8/15/2043 (c)	620,000	731,141
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,177,733
Series A, 5.00%, 5/15/2029	210,000	259,806
Series A, 5.00%, 5/15/2030	500,000	617,390
Series C, 4.00%, 5/15/2037	130,000	150,576
Series C, 5.00%, 5/15/2026	200,000	249,234
Series C, 5.00%, 5/15/2030	160,000	200,952
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	587,862
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	120,306
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	690,415
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (c)	2,195,000	2,674,059
Series B, 5.00%, 8/15/2037 (c)	880,000	1,120,134
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	215,602
5.00%, 8/15/2025 (c)	280,000	340,922

111

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2026 (c)	$ 550,000	$ 664,323
Tarrant, TX, County College District:
2.00%, 8/15/2036	1,700,000	1,760,367
4.00%, 8/15/2033	5,000,000	6,336,550
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	275,302
5.00%, 3/1/2025	250,000	297,998
5.00%, 3/1/2026	580,000	693,744
Texas Public Finance Authority Revenue 4.00%, 2/1/2035	1,800,000	2,191,338
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2025	220,000	264,909
Series E, 5.00%, 5/15/2027	160,000	205,590
Texas, State General Obligation:
5.00%, 10/1/2023	275,000	310,918
5.00%, 4/1/2024	835,000	963,373
5.00%, 4/1/2025	685,000	822,288
5.00%, 8/1/2025	850,000	873,570
5.00%, 4/1/2026	310,000	357,551
5.00%, 4/1/2028	160,000	184,781
5.00%, 4/1/2043	1,450,000	1,755,529
Series A, 4.00%, 10/1/2033	130,000	154,766
Series A, 5.00%, 4/1/2023	375,000	415,162
Series A, 5.00%, 10/1/2024	165,000	194,233
Series A, 5.00%, 4/1/2025	160,000	192,067
Series A, 5.00%, 4/1/2026	100,000	124,495
Series A, 5.00%, 10/1/2026	400,000	480,889
Series A, 5.00%, 10/1/2027	280,000	341,088
Series A, 5.00%, 10/1/2028	445,000	522,203
Series A, 5.00%, 4/1/2029	100,000	123,322
Series A, 5.00%, 10/1/2030	105,000	135,474
Series A, 5.00%, 10/1/2032	200,000	256,316
Series A, 5.00%, 4/1/2033	1,025,000	1,257,490
Series A, 5.00%, 4/1/2044	500,000	604,500
Series B, 5.00%, 10/1/2029	100,000	129,338
Series B, 5.00%, 10/1/2033	360,000	459,734
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	271,346
5.00%, 10/1/2024	265,000	311,841
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$ 545,000	$ 641,334
Series A, 5.00%, 10/1/2025	635,000	776,218
Series A, 5.00%, 10/1/2026	275,000	347,204
Series A, 5.00%, 4/1/2033	260,000	300,269
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	264,463
Series A, 5.00%, 3/15/2023	200,000	220,860
Series A, 5.00%, 3/15/2025	880,000	1,052,110
Series A, 5.00%, 3/15/2026	735,000	899,033
Series A, 5.00%, 3/15/2028	1,245,000	1,589,678
Series A, 5.00%, 3/15/2029	140,000	177,768
Series A, 5.00%, 3/15/2030	2,335,000	2,949,712
Series A, 5.00%, 3/15/2031	3,395,000	4,274,271
Series A, 5.00%, 3/15/2033	500,000	625,815
Texas, State Water Development Board Revenue:
3.00%, 10/15/2035	2,650,000	3,060,220
4.00%, 8/1/2036	150,000	179,525
4.00%, 10/15/2036	3,675,000	4,356,013
4.00%, 10/15/2043	1,225,000	1,479,800
4.00%, 10/15/2044	1,440,000	1,749,384
5.00%, 4/15/2024	220,000	254,379
5.00%, 4/15/2026	135,000	168,194
5.00%, 4/15/2027	2,990,000	3,806,928
5.00%, 4/15/2029	840,000	1,098,671
5.00%, 4/15/2031	2,705,000	3,665,275
5.00%, 8/1/2033	3,000,000	3,993,810
5.00%, 10/15/2041	4,820,000	5,919,153
5.00%, 10/15/2043	4,405,000	5,606,243
Series A, 4.00%, 10/15/2037	180,000	217,588
Series A, 4.00%, 10/15/2040	115,000	131,321
Series A, 4.00%, 10/15/2052	125,000	146,274
Series A, 5.00%, 4/15/2021	100,000	101,358
Series A, 5.00%, 4/15/2026	135,000	166,710
Series A, 5.00%, 4/15/2027	120,000	154,001
Series A, 5.00%, 10/15/2029	645,000	784,443

112

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2031	$ 575,000	$ 696,273
Series A, 5.00%, 10/15/2040	600,000	716,826
Series B, 5.00%, 10/15/2032	5,570,000	7,337,361
Series B, 5.00%, 10/15/2038	2,020,000	2,629,818
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	137,003
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	132,325
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	344,849
5.00%, 8/1/2025	335,000	406,948
5.00%, 8/1/2029	4,115,000	5,264,566
5.00%, 8/1/2030	100,000	127,433
5.00%, 8/1/2037	595,000	744,369
University of Houston, Revenue:
Series A, 3.00%, 2/15/2044	5,530,000	6,030,188
Series A, 4.00%, 2/15/2025	265,000	305,357
Series A, 5.00%, 2/15/2025	380,000	453,393
Series A, 5.00%, 2/15/2030	175,000	212,508
Series C, 4.00%, 2/15/2039	1,025,000	1,147,774
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	239,214
Series A, 5.00%, 4/15/2027	1,250,000	1,584,662
Series A, 5.00%, 4/15/2029	285,000	356,538
Series A, 5.00%, 4/15/2030	120,000	149,374
Series A, 5.00%, 4/15/2031	115,000	142,659
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	142,302
Series A, 5.00%, 7/1/2032	120,000	141,662
Series A, 5.25%, 7/1/2029	85,000	103,454
Series A, 5.50%, 7/1/2025	180,000	221,803
Series A, 5.50%, 7/1/2026	125,000	153,841
Security Description	Principal Amount	Value
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	$ 375,000	$ 415,860
Series B, 4.00%, 7/1/2034	300,000	347,019
Series B, 5.00%, 7/1/2021	150,000	153,569
Series B, 5.00%, 7/1/2024	175,000	204,024
Series B, 5.00%, 7/1/2027	60,000	69,632
University of Texas, Revenue:
Series A, 5.00%, 8/15/2040	1,825,000	2,802,671
Series B, 2.50%, 8/15/2036 (b)	535,000	540,564
Series B, 2.50%, 8/15/2046 (b)	455,000	459,441
Series B, 4.00%, 8/15/2036	350,000	400,641
Series B, 5.00%, 8/15/2027	405,000	472,100
Series C, 3.00%, 8/15/2035	470,000	481,449
Series C, 5.00%, 8/15/2031	1,665,000	2,367,830
Series E, 5.00%, 8/15/2026	140,000	176,340
Series E, 5.00%, 8/15/2027	100,000	129,464
Series H, 5.00%, 8/15/2022	820,000	884,247
Series I, 5.00%, 8/15/2024	3,055,000	3,585,226
Series J, 5.00%, 8/15/2024	315,000	369,671
Series J, 5.00%, 8/15/2025	260,000	316,836
Series J, 5.00%, 8/15/2026	200,000	251,914
Series J, 5.00%, 8/15/2027	425,000	531,556
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	216,670
5.00%, 7/15/2026	280,000	348,298
5.00%, 7/15/2028	505,000	631,770
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	159,229
5.00%, 2/1/2024	125,000	143,031
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (c)	4,000,000	4,614,840
4.00%, 2/15/2044 (c)	2,000,000	2,454,200
		399,292,069

113

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	$ 100,000	$ 115,200
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	627,833
Series B, 5.00%, 10/1/2027	145,000	188,490
University of Texas, Revenue 5.00%, 8/1/2044	1,785,000	2,257,954
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	3,017,291
Series B-1, 5.00%, 8/1/2023	170,000	191,061
Series B-1, 5.00%, 8/1/2028	600,000	773,490
Utah, State General Obligation:
5.00%, 7/1/2023	145,000	162,430
5.00%, 7/1/2026	3,080,000	3,874,425
5.00%, 7/1/2027	360,000	458,514
5.00%, 7/1/2029	1,655,000	2,221,837
5.00%, 7/1/2031	655,000	871,857
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	2,020,003
Series A, 5.00%, 6/15/2028	160,000	190,922
		16,971,307
VIRGINIA — 2.5%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	257,513
5.00%, 8/15/2032	4,690,000	6,185,406
Series B, 5.00%, 8/15/2027	165,000	208,354
Chesterfield County, Economic Development Authority Revenue 2.00%, 4/1/2041	525,000	533,269
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	402,452
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	593,435
Series A, 4.00%, 10/1/2036	305,000	360,900
Series A, 5.00%, 10/1/2025	185,000	218,307
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$ 100,000	$ 124,648
Series B, 5.00%, 10/1/2025	200,000	242,822
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,972,255
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	839,099
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	269,942
Series A, 3.00%, 8/1/2036	250,000	269,308
Series A, 5.00%, 8/1/2043	515,000	649,956
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2045	5,000,000	6,049,100
Series A, 5.00%, 7/1/2033	1,000,000	1,274,010
Series A, 5.00%, 7/1/2036	1,000,000	1,265,190
Series A, 5.00%, 7/1/2038	650,000	818,012
Series A, 5.00%, 7/1/2042	2,495,000	3,108,196
Richmond, VA, General Obligation Series A, 5.00%, 7/15/2022	1,735,000	1,863,078
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	341,922
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	616,950
Series B, 5.00%, 4/1/2044	5,000,000	6,146,000
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	1,515,000	1,700,436
3.00%, 5/15/2041	300,000	322,134
3.25%, 5/15/2043	1,100,000	1,233,342
4.00%, 5/15/2038	3,680,000	4,308,855
5.00%, 3/15/2022	150,000	158,678
5.00%, 9/15/2023	1,800,000	2,031,354
5.00%, 3/15/2025	2,875,000	3,446,607
5.00%, 9/15/2027	2,425,000	3,029,625
5.00%, 9/15/2028	250,000	312,012
5.00%, 3/15/2032	130,000	164,969
Series A, 5.00%, 5/15/2022	500,000	532,890
Series A, 5.00%, 5/15/2029	4,695,000	6,067,114

114

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	$ 320,000	$ 366,691
5.00%, 2/1/2025	155,000	184,870
5.00%, 2/1/2031	3,410,000	4,264,171
Series A, 5.00%, 2/1/2022	110,000	115,726
Series A, 5.00%, 2/1/2023	150,000	165,048
Series A, 5.00%, 9/1/2028	1,835,000	2,296,943
Series B, 5.00%, 2/1/2022	100,000	105,205
Series D, 5.00%, 2/1/2023	250,000	275,080
Series D, 5.00%, 2/1/2024	210,000	240,641
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	710,000	758,330
Virginia, State Public Building Authority Revenue:
4.00%, 8/1/2038	750,000	932,880
4.00%, 8/1/2040	810,000	1,002,383
5.00%, 8/1/2028	2,000,000	2,655,840
5.00%, 8/1/2031	700,000	941,584
Series A, 3.00%, 8/1/2032	210,000	231,403
Series A, 4.00%, 8/1/2034	820,000	1,017,997
Series A, 4.00%, 8/1/2035	260,000	321,945
Series A, 5.00%, 8/1/2025	100,000	121,630
Series A, 5.00%, 8/1/2029	150,000	191,904
Series B, 5.00%, 8/1/2022	150,000	161,370
Series B, 5.00%, 8/1/2027	2,500,000	3,233,175
Series B, 5.00%, 8/1/2028	755,000	1,002,580
Series B, 5.00%, 8/1/2030	1,500,000	2,087,955
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	213,299
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	306,392
5.00%, 10/1/2027	515,000	629,804
5.00%, 11/1/2045	160,000	193,452
Series B, 5.00%, 11/1/2023	20,000	20,792
		83,957,230
WASHINGTON — 4.3%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	525,000	605,561
3.00%, 12/1/2038	615,000	707,152
3.00%, 12/1/2040	1,345,000	1,538,169
5.00%, 12/1/2029	150,000	193,349
Security Description	Principal Amount	Value
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	$ 345,000	$ 422,480
Series S-1, 5.00%, 11/1/2027	85,000	103,134
Series S-1, 5.00%, 11/1/2030	385,000	465,296
Series S-1, 5.00%, 11/1/2035	440,000	538,311
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	5,000,000	5,593,050
5.00%, 7/1/2025	180,000	217,703
5.00%, 7/1/2026	535,000	646,531
5.00%, 7/1/2028	145,000	191,902
5.00%, 7/1/2035	3,575,000	4,843,946
5.00%, 7/1/2038	1,200,000	1,572,636
Series A, 5.00%, 7/1/2023	4,050,000	4,530,370
Series A, 5.00%, 7/1/2025	205,000	247,939
Series A, 5.00%, 7/1/2026	2,430,000	2,486,595
Series A, 5.00%, 7/1/2027	1,165,000	1,452,397
Series A, 5.00%, 7/1/2028	1,160,000	1,360,824
Series A, 5.00%, 7/1/2033	545,000	685,539
Series A, 5.00%, 7/1/2036	1,370,000	1,805,797
Series C, 5.00%, 7/1/2027	125,000	144,973
Series C, 5.00%, 7/1/2030	290,000	379,346
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	217,703
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	561,939
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,852,690
5.00%, 12/1/2036	3,000,000	3,841,320
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	517,564
4.00%, 12/1/2035	1,300,000	1,510,366
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	165,039
5.00%, 12/1/2029	300,000	376,473
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	861,149
5.00%, 12/1/2028	100,000	126,087
5.00%, 12/1/2031	100,000	128,132
5.00%, 12/1/2032	300,000	382,473

115

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	$ 110,000	$ 131,415
4.00%, 12/1/2030	2,500,000	2,916,725
5.00%, 12/1/2022	1,040,000	1,135,940
5.00%, 12/1/2030	2,665,000	3,364,589
5.00%, 12/1/2031	2,035,000	2,559,867
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	202,113
5.00%, 7/1/2027	160,000	189,166
5.00%, 7/1/2029	560,000	660,128
5.00%, 7/1/2031	225,000	264,159
Series E, 5.00%, 12/1/2028	225,000	274,293
Series E, 5.00%, 12/1/2029	305,000	370,990
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	247,186
Series A, 4.00%, 7/1/2035	1,765,000	2,009,276
Series B, 5.00%, 7/1/2027	125,000	144,878
Series B, 5.00%, 7/1/2041	100,000	120,755
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	146,550
5.00%, 12/1/2034	100,000	118,364
5.00%, 12/1/2039	180,000	221,166
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	626,710
5.00%, 12/1/2031	4,750,000	6,321,442
5.00%, 12/1/2032	5,850,000	7,739,140
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	234,802
4.00%, 4/1/2041	200,000	226,132
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	115,897
5.00%, 1/1/2038	2,040,000	2,520,746
Series A, 5.00%, 6/1/2023	100,000	111,598
Series A, 5.00%, 6/1/2024	225,000	261,684
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	115,801
5.00%, 8/1/2030	200,000	250,782
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	369,420
Series A, 5.00%, 12/1/2032	360,000	450,104
Security Description	Principal Amount	Value
University of Washington, Revenue Series A, 4.00%, 12/1/2041	$ 300,000	$ 340,860
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,592,337
5.00%, 8/1/2023	100,000	112,307
5.00%, 6/1/2029 (d)	650,000	870,824
5.00%, 2/1/2030	4,000,000	5,493,120
5.00%, 8/1/2030	500,000	620,910
5.00%, 8/1/2033	255,000	325,796
5.00%, 6/1/2034 (d)	1,840,000	2,464,478
5.00%, 6/1/2035 (d)	925,000	1,236,013
5.00%, 2/1/2036	1,500,000	2,004,570
5.00%, 8/1/2040	7,410,000	9,042,571
5.00%, 8/1/2044	5,725,000	7,528,387
Series 2016A, 5.00%, 7/1/2024	165,000	192,303
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,286,683
Series A, 5.00%, 8/1/2027	225,000	271,344
Series A, 5.00%, 8/1/2031	330,000	409,187
Series A, 5.00%, 8/1/2034	300,000	370,134
Series A, 5.00%, 8/1/2035	1,245,000	1,549,513
Series A, 5.00%, 8/1/2037	310,000	392,553
Series A, 5.00%, 8/1/2041	1,645,000	2,068,522
Series A-1, 5.00%, 8/1/2033	120,000	143,836
Series A-1, 5.00%, 8/1/2034	300,000	359,139
Series A-1, 5.00%, 8/1/2036	550,000	655,402
Series A-1, 5.00%, 8/1/2040	300,000	354,969
Series B, 4.00%, 8/1/2026	675,000	811,539
Series B, 5.00%, 7/1/2024	115,000	134,029
Series B, 5.00%, 2/1/2029	135,000	160,049
Series B, 5.00%, 7/1/2029	530,000	646,255
Series B, 5.00%, 7/1/2031	355,000	431,307
Series B, 5.00%, 7/1/2033	285,000	345,323
Series B, 5.00%, 2/1/2037	500,000	584,815
Series C, 5.00%, 2/1/2022	9,260,000	9,743,002
Series C, 5.00%, 2/1/2023	100,000	109,945
Series C, 5.00%, 2/1/2032	105,000	127,945
Series C, 5.00%, 2/1/2035	450,000	528,511
Series D, 5.00%, 2/1/2021	325,000	326,144
Series D, 5.00%, 2/1/2029	250,000	306,030
Series D, 5.00%, 2/1/2037	100,000	120,739
Series D, 5.00%, 2/1/2041	850,000	1,052,869
Series R, 5.00%, 7/1/2026	120,000	142,505
Series R-2015, 4.00%, 7/1/2026	450,000	507,515
Series R-2015-D, 5.00%, 7/1/2027	335,000	396,650

116

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series R-2015E, 5.00%, 7/1/2021	$ 125,000	$ 127,980
Series R-2015E, 5.00%, 7/1/2024	175,000	203,957
Series R-2015E, 5.00%, 7/1/2025	315,000	374,626
Series R-2015E, 5.00%, 7/1/2026	65,000	77,190
Series R-2017A, 5.00%, 8/1/2022	255,000	274,457
Series R-2017A, 5.00%, 8/1/2023	100,000	112,307
Series R-2017A, 5.00%, 8/1/2027	500,000	626,525
Series R-2017C, 5.00%, 8/1/2022	460,000	495,098
Series R-2017C, 5.00%, 8/1/2024	350,000	409,280
Series R-2017C, 5.00%, 8/1/2025	135,000	164,132
Series R-2018D, 5.00%, 8/1/2029	290,000	371,229
Series R-2020C, 5.00%, 7/1/2025	610,000	739,289
Series R-H, 5.00%, 7/1/2026	110,000	130,629
		144,963,382
WEST VIRGINIA — 0.3%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,503,120
West Virginia, State General Obligation:
5.00%, 6/1/2044	500,000	643,840
Series A, 5.00%, 6/1/2024	140,000	162,567
Series A, 5.00%, 6/1/2025	230,000	277,752
Series A, 5.00%, 6/1/2026	130,000	162,543
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	877,770
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	555,223
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,272,830
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	951,922
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,803,280
		11,210,847
WISCONSIN — 1.6%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,858,993
Security Description	Principal Amount	Value
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	$ 110,000	$ 121,525
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	541,100
Series N2, 4.00%, 3/1/2022	200,000	208,410
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	142,950
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,130,331
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	355,695
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,920,870
Series B, 5.00%, 5/1/2031	105,000	128,453
Series B, 5.00%, 5/1/2032	550,000	671,242
Series B, 5.00%, 5/1/2033	115,000	139,948
Series B, 5.00%, 5/1/2034	275,000	334,177
Series B, 5.00%, 5/1/2035	350,000	423,895
Wisconsin, State Clean Water Revenue 5.00%, 6/1/2027	630,000	731,411
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	238,843
Series 1, 5.00%, 7/1/2026	1,270,000	1,588,910
Series A, 5.00%, 7/1/2031	320,000	369,078
Wisconsin, State Environmental Improvement Fund Revenue:
5.00%, 6/1/2032	910,000	1,089,206
Series A, 5.00%, 6/1/2026	140,000	169,067
Series A, 5.00%, 6/1/2027	330,000	397,389
Series A, 5.00%, 6/1/2034	965,000	1,152,239
Wisconsin, State General Obligation:
4.00%, 5/1/2029	680,000	822,501
5.00%, 5/1/2022	500,000	532,020
5.00%, 5/1/2025	5,085,000	6,121,272
5.00%, 5/1/2027	135,000	161,802
5.00%, 11/1/2028	205,000	263,304
5.00%, 5/1/2029	160,000	190,400
Series 1, 5.00%, 5/1/2024	110,000	122,322
Series 1, 5.00%, 11/1/2025	290,000	349,099
Series 1, 5.00%, 11/1/2027	775,000	926,288
Series 1, 5.00%, 5/1/2030	2,000,000	2,752,320
Series 2, 5.00%, 11/1/2022	500,000	544,110

117

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2, 5.00%, 11/1/2024	$ 1,145,000	$ 1,351,833
Series 2, 5.00%, 11/1/2025	1,410,000	1,729,689
Series 2, 5.00%, 11/1/2026	6,295,000	7,963,616
Series 2, 5.00%, 11/1/2027	1,780,000	2,295,559
Series 3, 5.00%, 11/1/2023	180,000	195,905
Series 3, 5.00%, 11/1/2031	530,000	671,886
Series 4, 5.00%, 5/1/2025	375,000	442,429
Series A, 5.00%, 5/1/2026	355,000	410,616
Series A, 5.00%, 5/1/2027	1,045,000	1,243,442
Series A, 5.00%, 5/1/2028	920,000	1,016,931
Series A, 5.00%, 5/1/2035	130,000	153,660
Series B, 4.00%, 5/1/2023	355,000	386,368
Series C, 5.00%, 5/1/2029	300,000	347,658
Series D, 4.00%, 5/1/2029	105,000	116,632
Series D, 5.00%, 5/1/2032	120,000	136,985
Series D, 5.00%, 5/1/2033	1,240,000	1,414,195
		53,376,574
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,096,491,335)		3,328,238,302
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (e) (f) (Cost $3,279,213)	3,279,213	3,279,213
TOTAL INVESTMENTS — 99.1% (Cost $3,099,770,548)		3,331,517,515
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		30,912,551
NET ASSETS — 100.0%		$ 3,362,430,066

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.2%
Assured Guaranty Municipal Corp.	0.2%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,328,238,302	$—	$3,328,238,302
Short-Term Investment	3,279,213	—	—	3,279,213
TOTAL INVESTMENTS	$3,279,213	$3,328,238,302	$—	$3,331,517,515
118

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,512,703	$4,512,703	$148,059,698	$149,293,188	$—	$—	3,279,213	$3,279,213	$2,724
119	ARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.6%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$ 205,000	$ 211,525
Series A, 5.00%, 9/1/2022	3,090,000	3,337,694
Series A, 5.00%, 9/1/2023	3,950,000	4,449,359
Series B, 5.00%, 9/1/2023	5,000,000	5,632,100
Series B, 5.00%, 9/1/2024	3,560,000	4,173,993
Alabama, Public School and College Authority Revenue Series A, 5.00%, 11/1/2025	670,000	822,271
Jefferson, AL, General Obligation:
5.00%, 9/15/2025	1,100,000	1,332,078
Series A, 5.00%, 4/1/2023	3,375,000	3,715,639
Series A, 5.00%, 4/1/2024	2,750,000	3,147,788
University of Alabama Revenue 5.00%, 7/1/2024	725,000	842,486
		27,664,933
ARIZONA — 2.3%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	257,940
Arizona School Lottery Revenue:
5.00%, 7/1/2023	1,750,000	1,957,567
5.00%, 7/1/2024	9,450,000	10,995,736
Arizona State Transportation Board:
5.00%, 7/1/2021	580,000	593,769
5.00%, 7/1/2025	1,000,000	1,209,460
Arizona, Board of Regents University Revenue Series 2016, 5.00%, 6/1/2023	525,000	584,677
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,609,494
Series B, 5.00%, 7/1/2023	8,000,000	8,951,040
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A, 5.00%, 7/1/2021	100,000	102,374
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,356,039
5.00%, 1/1/2024	6,275,000	7,174,082
5.00%, 1/1/2025	4,670,000	5,558,094
Series A, 5.00%, 1/1/2023	4,355,000	4,774,299
Series A, 5.00%, 1/1/2024	1,965,000	2,246,545
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2026	$ 8,350,000	$ 10,311,415
Arizona, State 5.00%, 9/1/2022	185,000	199,894
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	271,265
5.00%, 7/1/2023	3,960,000	4,430,765
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	107,055
Gilbert Water Resource Municipal Property Corp. Revenue 5.00%, 7/1/2025	1,180,000	1,430,101
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,631,218
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,925,031
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	296,899
5.00%, 7/1/2022	355,000	380,596
Maricopa County, AZ, Special Health Care District, General Obligation 5.00%, 7/1/2022	250,000	266,668
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,478,592
5.00%, 7/1/2024	6,200,000	7,216,490
State of Arizona Series A, 5.00%, 10/1/2023	760,000	859,043
		102,176,148
CALIFORNIA — 17.3%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	103,393
California Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2022	2,310,000	2,504,479
Series 2016, 5.00%, 10/1/2023	500,000	565,600
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	265,582
California State Public Works Board:
Series B, 5.00%, 10/1/2024	905,000	1,063,855

120

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2022	$ 4,410,000	$ 4,796,536
Series C, 5.00%, 11/1/2023	5,240,000	5,943,260
Series C, 5.00%, 11/1/2024	7,290,000	8,597,753
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (a)	5,000,000	5,203,100
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (a)	15,085,000	15,297,548
Series B, 2.25%, 4/1/2045 (a)	28,000,000	28,425,600
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	136,498
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	1,530,000	1,669,291
Series AX, 5.00%, 12/1/2022	3,500,000	3,818,640
Series BB, 5.00%, 12/1/2023	2,330,000	2,655,431
Series BB, 5.00%, 12/1/2024	12,730,000	15,111,910
Series BB, 5.00%, 12/1/2025	8,165,000	10,074,385
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2022	575,000	627,348
California, State General Obligation:
4.00%, 9/1/2021	150,000	153,833
4.00%, 9/1/2022	700,000	744,667
4.00%, 10/1/2023	10,000,000	11,036,100
4.00%, 11/1/2023	3,655,000	4,044,989
4.00%, 4/1/2024	10,000,000	11,221,800
4.00%, 10/1/2024	37,530,000	42,813,098
5.00%, 8/1/2021	100,000	102,802
5.00%, 8/1/2022	790,000	850,277
5.00%, 9/1/2022	3,080,000	3,327,447
5.00%, 11/1/2022	28,035,000	30,513,574
5.00%, 8/1/2023	3,850,000	4,323,819
5.00%, 9/1/2023	325,000	366,272
5.00%, 10/1/2023	10,000,000	11,309,100
5.00%, 11/1/2023	660,000	748,981
5.00%, 4/1/2024	15,050,000	17,374,322
5.00%, 8/1/2024	19,620,000	22,958,343
5.00%, 9/1/2024	2,500,000	2,935,175
Security Description	Principal Amount	Value
5.00%, 10/1/2024	$ 5,500,000	$ 6,478,945
5.00%, 11/1/2024	5,000,000	5,909,500
5.00%, 10/1/2025	2,000,000	2,446,900
5.00%, 11/1/2025	17,000,000	20,863,590
Series B, 5.00%, 8/1/2022	2,680,000	2,884,484
Series B, 5.00%, 8/1/2024	10,000,000	11,701,500
California, State University Revenue:
Series A, 5.00%, 11/1/2022	4,460,000	4,856,895
Series A, 5.00%, 11/1/2023	3,450,000	3,914,094
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	255,563
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	30,995,000	36,283,677
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	680,721
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	327,470
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,343,880
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,626,857
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,640,044
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,216,688
Long Beach, CA, Community College District, General Obligation Seres C, 4.00%, 8/1/2022	5,000,000	5,303,800
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	409,556
Series A, 5.00%, 7/1/2023	6,160,000	6,892,301

121

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2022	$ 800,000	$ 857,936
Los Angeles County, Metropolitan Transportation Authority 5.00%, 6/1/2025	4,995,000	6,041,852
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	500,000	538,315
Series I, 3.00%, 8/1/2023	250,000	268,013
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2024	600,000	694,368
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	307,197
Series A, 5.00%, 7/1/2023	2,360,000	2,641,170
Series B, 5.00%, 7/1/2024	19,900,000	23,207,977
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,927,208
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2025	3,715,000	4,506,109
Series B, 5.00%, 7/1/2023	11,000,000	12,310,540
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	219,261
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,988,504
Series A, 5.00%, 11/1/2024	8,490,000	9,813,053
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2022	6,000,000	6,343,440
Series A, 5.00%, 7/1/2021	315,000	322,510
Series A, 5.00%, 7/1/2022	27,070,000	29,021,747
Series A, 5.00%, 7/1/2023	20,450,000	22,875,575
Series A, 5.00%, 7/1/2024	19,425,000	22,468,879
Series A, 5.00%, 7/1/2025	6,465,000	7,835,257
Series B-1, 5.00%, 7/1/2024	845,000	984,822
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,677,325
Security Description	Principal Amount	Value
Metropolitan Water District of Southern California Revenue:
Series C, 5.00%, 7/1/2023	$ 1,500,000	$ 1,681,110
Series C, 5.00%, 7/1/2024	2,000,000	2,339,320
Miracosta, State Community College District Series B, 4.00%, 8/1/2023	4,000,000	4,389,720
Mountain, CA, View Los Altos Union High School District, General Obligation 3.00%, 8/1/2022	5,200,000	5,434,312
Municipal Improvement Corp. of Los Angeles, Revenue:
Series A, 5.00%, 11/1/2024	650,000	764,426
Series B, 5.00%, 11/1/2024	2,155,000	2,534,366
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,605,040
5.00%, 2/15/2024	6,300,000	7,230,762
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,658,260
Riverside Unified School District, General Obligation Series B, 4.00%, 8/1/2022	2,000,000	2,121,520
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,952,845
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (a)	7,500,000	8,299,950
Series E, 5.00%, 8/15/2022	3,860,000	4,161,119
Series E, 5.00%, 8/15/2024	3,610,000	4,232,256
San Francisco, CA, Bay Area Rapid Transit District:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,846,988
Series C-1, 5.00%, 8/1/2025	1,695,000	2,059,900
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,261,820

122

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 2.13%, 10/1/2048 (a)	$ 15,000,000	$ 15,592,200
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2023	3,280,000	3,720,209
5.00%, 11/1/2024	4,845,000	5,722,236
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	104,001
San Francisco, Unified School District:
4.00%, 6/15/2024	3,605,000	4,069,072
4.00%, 6/15/2025	10,740,000	12,525,095
Series B, 4.00%, 6/15/2024	2,445,000	2,759,745
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,915,164
Series B, 4.00%, 9/1/2023	1,200,000	1,322,304
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	308,091
Series B, 5.00%, 8/1/2022	3,260,000	3,494,785
San Juan, Unified School District:
3.00%, 8/1/2024	7,045,000	7,739,919
3.00%, 8/1/2025	2,500,000	2,813,525
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2021	500,000	509,910
Series A, 5.00%, 6/1/2022	4,690,000	5,010,608
Series A, 5.00%, 6/1/2023	4,385,000	4,895,809
Sonoma County, CA, Junior College District, General Obligation Series B, 4.00%, 8/1/2022	10,000,000	10,607,600
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	279,240
Series B, 5.00%, 8/1/2022	12,150,000	13,020,426
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	5,750,000	6,564,602
State Center Community College District 3.00%, 8/1/2023	16,155,000	17,310,244
Security Description	Principal Amount	Value
University of California, Revenue:
Series A, 5.00%, 11/1/2021	$ 525,000	$ 546,184
Series A, 5.00%, 11/1/2023	2,320,000	2,632,086
Series B-2, 4.00%, 11/1/2049 (a)	100,000	101,112
Series BE, 5.00%, 5/15/2023	1,600,000	1,778,960
Series BE, 5.00%, 5/15/2024	1,500,000	1,736,475
Series I, 5.00%, 5/15/2021	385,000	391,838
		758,617,485
COLORADO — 1.4%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,991,675
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,370,000
Series A, 5.00%, 11/15/2025	1,050,000	1,292,225
Series A-1, 5.00%, 11/15/2023	2,000,000	2,275,140
Series A-3, 5.00%, 11/15/2022	9,200,000	10,028,920
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	102,791
Series B, 5.00%, 8/1/2023	10,825,000	12,166,109
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,861,215
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,992,927
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,659,731
5.00%, 12/15/2024	3,900,000	4,628,442
5.00%, 12/15/2025	4,225,000	5,208,876
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,251,737
Series A, 5.00%, 12/15/2025	3,250,000	3,988,855
		62,818,643

123

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 1.7%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2-REMK 7/1/20, 0.55%, 7/1/2037 (a)	$ 4,305,000	$ 4,373,234
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,611,723
Series A-4-, 2.00%, 7/1/2049 (a)	6,000,000	6,120,360
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,297,054
Series U-1-, 2.00%, 7/1/2033 (a)	6,790,000	6,926,207
Series U-2-, 2.00%, 7/1/2033 (a)	6,475,000	6,604,889
		73,933,467
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	428,226
5.00%, 2/1/2024	2,830,000	3,247,623
5.00%, 3/1/2024	880,000	1,013,346
5.00%, 2/1/2025	7,095,000	8,478,242
Series A, 5.00%, 2/1/2021	500,000	501,760
Series A, 5.00%, 2/1/2022	875,000	920,640
Series A, 5.00%, 3/1/2022	750,000	792,158
Series A, 5.00%, 3/1/2023	2,175,000	2,401,374
Series A, 5.00%, 3/1/2024	1,040,000	1,197,591
Series A, 5.00%, 10/1/2024	5,000,000	5,896,100
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	368,636
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	283,020
		25,528,716
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
5.00%, 3/1/2024	780,000	897,398
5.00%, 3/1/2025	6,040,000	7,227,222
Series A, 5.00%, 6/1/2021	120,000	122,369
Series A, 5.00%, 3/1/2023	505,000	557,328
Series A, 5.00%, 6/1/2023	2,720,000	3,034,078
Series A, 5.00%, 10/15/2023	9,000,000	10,197,270
Series C, 5.00%, 10/1/2022	500,000	542,095
Security Description	Principal Amount	Value
Series D, 5.00%, 6/1/2021	$ 305,000	$ 311,021
Series D, 5.00%, 6/1/2022	525,000	560,737
Series D, 5.00%, 6/1/2023	3,325,000	3,708,938
Series D, 5.00%, 6/1/2024	505,000	586,961
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (a)	8,250,000	8,636,925
Washington Metropolitan Area Transit Authority, Revenue:
Seres A, 5.00%, 7/15/2024	2,000,000	2,329,960
Seres A, 5.00%, 7/15/2025	2,000,000	2,419,440
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,178,950
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,518,811
Series B, 5.00%, 10/1/2023	3,000,000	3,386,550
Series B, 5.00%, 10/1/2024	2,000,000	2,348,600
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2025	500,000	602,495
Series B, 5.00%, 7/1/2022	2,500,000	2,674,425
		55,841,573
FLORIDA — 3.3%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,470,950
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2023	4,495,000	5,016,330
Series A, 5.00%, 6/1/2024	9,275,000	10,783,764
Series A, 5.00%, 6/1/2025	9,745,000	11,782,582
Series B, 5.00%, 6/1/2024	1,650,000	1,918,406
Series B, 5.00%, 6/1/2025	2,915,000	3,524,497
Series C, 5.00%, 6/1/2024	3,940,000	4,580,920
Series D, 5.00%, 6/1/2024	8,380,000	9,743,175
Series E, 5.00%, 6/1/2022	125,000	133,528
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2022	700,000	750,582
Series A, 5.00%, 7/1/2023	2,500,000	2,797,200

124

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	$ 2,700,000	$ 2,892,996
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	246,684
Series A, 5.00%, 9/1/2022	13,315,000	14,375,407
Florida, State Department of Transportation Turnpike System Revenue Series B, 5.00%, 7/1/2025	9,275,000	11,231,654
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	581,335
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2022	150,000	160,815
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	127,968
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	388,282
Series A, 5.00%, 10/1/2022	3,125,000	3,384,094
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	294,487
5.00%, 7/1/2023	6,855,000	7,624,474
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	8,173,505
Series A, 5.00%, 10/1/2024	5,750,000	6,735,837
JEA Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2023	750,000	846,637
Series A, 5.00%, 10/1/2025	2,070,000	2,527,077
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	576,515
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	213,612
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2021	500,000	517,825
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	107,875
Security Description	Principal Amount	Value
Palm Beach County, School District:
5.00%, 8/1/2025	$ 785,000	$ 947,628
Series A, 5.00%, 8/1/2023	12,045,000	13,464,503
Series B, 5.00%, 8/1/2021	100,000	102,738
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	354,446
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,691,955
5.00%, 10/1/2024	1,250,000	1,466,350
South Florida Water Management District:
5.00%, 10/1/2023	4,570,000	5,153,452
5.00%, 10/1/2024	1,790,000	2,099,813
State of Florida, General Obligation Series B, 5.00%, 6/1/2022	555,000	592,862
Tohopekaliga, FL, Water Authority Utility System Revenue 5.00%, 10/1/2023	605,000	684,557
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,335,835
		146,403,152
GEORGIA — 2.2%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,350,250
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	820,545
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	6,178,063
Georgia, State General Obligation:
Series A, 5.00%, 8/1/2025	15,000,000	18,282,750
Series A-1, 5.00%, 2/1/2022	11,335,000	11,924,987
Series A-1, 5.00%, 2/1/2023	500,000	550,160
Series C, 5.00%, 7/1/2022	11,700,000	12,543,570
Series C-1, 4.00%, 1/1/2025	2,265,000	2,608,736
Series C-1, 5.00%, 1/1/2023	4,000,000	4,385,120
Series C-1, 5.00%, 7/1/2023	10,000,000	11,202,100

125

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	$ 525,000	$ 589,900
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,992,400
Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 9/1/2025	2,000,000	2,439,240
Series B, 5.00%, 9/1/2025	5,980,000	7,293,328
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	568,722
		98,729,871
HAWAII — 1.0%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	735,530
Series B, 5.00%, 3/1/2025	6,000,000	7,171,140
Series D, 5.00%, 9/1/2022	4,710,000	5,084,304
Series D, 5.00%, 8/1/2025	4,825,000	5,858,804
Series E, 5.00%, 9/1/2024 (a)	10,000,000	11,112,900
Hawaii, State General Obligation:
5.00%, 1/1/2022	500,000	524,005
5.00%, 10/1/2024	500,000	588,585
Seres FW, 5.00%, 1/1/2024	1,200,000	1,370,388
Series EY, 5.00%, 10/1/2021	140,000	145,033
Series EZ, 5.00%, 10/1/2022	150,000	162,629
Series FB, 5.00%, 4/1/2022	1,010,000	1,070,731
Series FE, 5.00%, 10/1/2022	120,000	130,103
Series FG, 5.00%, 10/1/2022	2,260,000	2,450,269
Series FH, 5.00%, 10/1/2022	4,850,000	5,258,322
Series FK, 4.00%, 5/1/2022	3,770,000	3,961,629
		45,624,372
ILLINOIS — 0.7%
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	618,591
5.00%, 1/1/2021	245,000	245,000
5.00%, 7/1/2021	500,000	511,895
5.00%, 1/1/2022	395,000	413,924
5.00%, 1/1/2024	7,995,000	9,127,652
5.00%, 7/1/2025	4,995,000	6,046,248
Security Description	Principal Amount	Value
5.00%, 1/1/2026	$ 2,680,000	$ 3,300,554
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,892,505
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	189,459
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,273,060
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	125,435
5.00%, 2/1/2023	250,000	273,985
		33,018,308
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	378,710
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	549,945
5.00%, 2/1/2024	1,500,000	1,720,365
5.00%, 6/1/2024	545,000	633,252
5.00%, 2/1/2025	3,000,000	3,580,830
5.00%, 6/1/2025	1,175,000	1,418,378
Series 2019E, 5.00%, 2/1/2022	1,000,000	1,052,050
Series A, 5.00%, 12/1/2022	125,000	136,029
Purdue, IN, University Revenue:
Series CC, 5.00%, 7/1/2022	575,000	616,457
Series CC, 5.00%, 7/1/2023	1,100,000	1,231,637
		11,317,653
IOWA — 0.3%
Iowa Finance Authority 5.00%, 8/1/2022	950,000	1,022,323
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	866,660
5.00%, 6/15/2023	2,255,000	2,517,753
Series A, 5.00%, 6/1/2023	9,025,000	10,060,167
		14,466,903
KANSAS — 0.4%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	1,045,000	1,127,503
Series A, 5.00%, 9/1/2021	345,000	355,843
Series A, 5.00%, 9/1/2023	7,500,000	8,452,425

126

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	$ 850,000	$ 955,528
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,380,000
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,702,040
		15,973,339
KENTUCKY — 0.0% (b)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	110,280
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	500,000	520,905
		631,185
LOUISIANA — 0.1%
Louisiana, State General Obligation:
Series B, 5.00%, 8/1/2022	2,445,000	2,628,326
Series C, 5.00%, 8/1/2023	125,000	140,280
State of Louisiana, General Obligation Seres A, 5.00%, 3/1/2025	960,000	1,145,184
		3,913,790
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	186,912
Series B, 5.00%, 6/1/2023	50,000	55,761
Series D, 5.00%, 6/1/2023	4,250,000	4,739,642
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	267,870
State of Maine, General Obligation:
Seres B, 5.00%, 6/1/2024	2,230,000	2,591,929
Seres B, 5.00%, 6/1/2025	3,000,000	3,625,800
		11,467,914
MARYLAND — 6.3%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,494,958
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,535,226
5.00%, 3/1/2025	6,675,000	8,005,461
Series B, 5.00%, 10/15/2022	555,000	602,769
Security Description	Principal Amount	Value
Charles, MD, General Obligation 5.00%, 10/1/2022	$ 5,000,000	$ 5,420,950
County of Prince George's MD, General Obligation:
Series A, 5.00%, 7/15/2024	5,000,000	5,848,000
Series A, 5.00%, 7/15/2025	5,350,000	6,509,719
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2022	9,705,000	10,325,149
5.00%, 9/1/2022	15,010,000	16,210,650
5.00%, 5/1/2023	8,240,000	9,158,925
5.00%, 11/1/2023	5,005,000	5,681,276
5.00%, 10/1/2025	18,565,000	22,713,349
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	159,326
5.00%, 6/1/2022	14,200,000	15,166,594
5.00%, 3/1/2023	100,000	100,763
5.00%, 6/1/2023	14,285,000	15,945,488
5.00%, 3/1/2024	100,000	100,763
5.00%, 6/1/2024	2,500,000	2,909,450
Series A, 5.00%, 3/15/2022	200,000	211,596
Series A, 5.00%, 8/1/2022	5,015,000	5,396,792
Series A, 5.00%, 3/15/2023	300,000	331,851
Series A, 5.00%, 3/15/2024	10,000,000	11,537,300
Series B, 5.00%, 8/1/2022	10,700,000	11,514,591
Series B, 5.00%, 8/1/2024	1,695,000	1,986,048
Series B, 5.00%, 8/1/2025	560,000	682,556
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	265,630
5.00%, 5/1/2023	1,500,000	1,660,620
Montgomery County, MD, General Obligation:
5.00%, 11/1/2022	600,000	652,932
Series A, 4.00%, 8/1/2024	16,000,000	18,177,920
Series A, 5.00%, 11/1/2021	500,000	520,005
Series A, 5.00%, 11/1/2022	980,000	1,066,456
Series A, 5.00%, 11/1/2023	15,765,000	17,909,671
Series A, 5.00%, 12/1/2023	1,960,000	2,234,361
Series B, 4.00%, 11/1/2025	13,335,000	15,769,171
Series B, 5.00%, 11/1/2021	125,000	130,001

127

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	$ 645,000	$ 692,717
Series A, 5.00%, 7/15/2023	12,520,000	14,048,191
Series A, 5.00%, 9/15/2023	5,000,000	5,649,850
Series A, 5.00%, 7/15/2024	14,860,000	17,380,256
Series A, 5.00%, 7/15/2025	5,150,000	6,266,366
Series B, 4.00%, 7/15/2022	105,000	111,167
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	203,972
5.00%, 6/1/2023	3,000,000	3,348,720
		274,637,556
MASSACHUSETTS — 5.0%
Boston, MA, General Obligation:
5.00%, 11/1/2022	7,640,000	8,318,432
5.00%, 11/1/2023	4,655,000	5,288,266
5.00%, 11/1/2024	7,475,000	8,847,261
Series A, 5.00%, 5/1/2023	3,000,000	3,336,780
Commonwealth of Massachusetts:
Series B, 5.00%, 7/1/2022	500,000	536,050
Series E, 5.00%, 11/1/2022	725,000	788,960
Series E, 5.00%, 11/1/2025	3,805,000	4,671,817
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2024	1,505,000	1,679,700
Series A, 5.00%, 6/15/2025	860,000	999,432
Commonwealth of Massachusetts, General Obligation Series B, 5.00%, 7/1/2025	1,000,000	1,212,450
Massachusetts, Bay Transportation Authority, Revenue:
5.00%, 7/1/2024	2,500,000	2,910,825
5.00%, 7/1/2025	2,500,000	3,026,150
Series A, 5.00%, 10/15/2025	6,900,000	8,498,454
Security Description	Principal Amount	Value
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	$ 5,000,000	$ 5,618,400
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	50,000	50,175
Series 2017, 5.00%, 8/1/2021	100,000	102,773
Series 2017, 5.00%, 8/1/2022	1,545,000	1,662,111
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	153,237
5.00%, 6/15/2024	3,500,000	3,907,190
Series A, 5.00%, 6/15/2022	9,675,000	9,881,174
Series A, 5.00%, 6/15/2023	980,000	1,047,845
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,082,288
Series A, 5.00%, 3/1/2023	520,000	574,002
Series A, 5.00%, 7/1/2023	2,000,000	2,239,340
Series A, 5.00%, 1/1/2024	3,675,000	4,199,202
Series A, 5.00%, 7/1/2025	8,000,000	9,699,600
Series B, 5.00%, 7/1/2023	2,250,000	2,519,258
Series B, 5.00%, 7/1/2024	1,595,000	1,860,137
Series C, 5.00%, 10/1/2022	7,930,000	8,597,627
Series C, 5.00%, 2/1/2023	6,725,000	7,396,760
Series D, 5.00%, 4/1/2024	1,200,000	1,385,328
Series D-2-R, 1.70%, 8/1/2043 (a)	36,700,000	37,476,205
Series E, 3.00%, 12/1/2023	8,000,000	8,651,440
Series E, 5.00%, 11/1/2022	9,690,000	10,546,693
Series E, 5.00%, 11/1/2023	5,720,000	6,494,660
Series E, 5.00%, 11/1/2024	10,825,000	12,794,067
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,327,869
Series A, 5.00%, 6/1/2023	5,780,000	6,442,966
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,879,408
Series C-GREEN, 4.00%, 8/1/2022	5,250,000	5,567,310
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	291,998

128

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C-GREEN BOND, 5.00%, 8/1/2024	$ 4,820,000	$ 5,640,123
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	570,515
Series C, 5.00%, 1/1/2024	2,205,000	2,515,971
University of Massachusetts Building Authority Revenue Series 2019-1, 5.00%, 5/1/2025	500,000	600,460
		219,890,709
MICHIGAN — 0.8%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	10,000,000	10,370,900
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,558,690
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	217,140
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2023	3,500,000	3,960,250
5.00%, 4/15/2024	2,500,000	2,889,800
Series I, 5.00%, 4/15/2022	50,000	53,087
Series I, 5.00%, 4/15/2023	1,500,000	1,664,130
Series I, 5.00%, 4/15/2024	500,000	577,960
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,182,880
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,505,754
Series A, 5.00%, 4/1/2023	3,745,000	4,149,647
Series A, 5.00%, 4/1/2024	4,335,000	5,007,532
Series A, 5.00%, 4/1/2025	665,000	799,523
		35,937,293
MINNESOTA — 2.0%
City of Minneapolis MN 3.00%, 12/1/2025	8,740,000	9,912,820
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,174,449
Minnesota, State General Obligation:
3.00%, 8/1/2024	5,500,000	6,054,950
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2021	$ 300,000	$ 308,373
Series A, 5.00%, 10/1/2021	100,000	103,603
Series A, 5.00%, 8/1/2022	13,070,000	14,067,241
Series A, 5.00%, 10/1/2023	500,000	566,040
Series A, 5.00%, 8/1/2025	9,720,000	11,842,265
Series B, 5.00%, 8/1/2022	1,740,000	1,872,762
Series B, 5.00%, 8/1/2025	700,000	852,838
Series E, 3.00%, 8/1/2025	12,150,000	13,697,424
Series E, 5.00%, 10/1/2023	3,685,000	4,171,715
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,428,303
Minnesota, State Public Facilities Authority Revenue 5.00%, 3/1/2024	750,000	862,365
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2022	3,000,000	3,155,820
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2022	8,190,000	8,940,613
Series B, 5.00%, 12/1/2023	500,000	569,680
Series B, 5.00%, 12/1/2024	580,000	688,274
		86,269,535
MISSOURI — 0.6%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	188,375
Missouri, State Board of Public Buildings:
Series B, 5.00%, 10/1/2022	1,950,000	2,114,171
Series B, 5.00%, 10/1/2025	10,760,000	13,187,133
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	7,980,000	8,687,108
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	225,000	231,266
		24,408,053
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	218,128

129

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	$ 5,500,000	$ 6,159,395
Series A, 4.00%, 7/15/2024	1,125,000	1,272,848
		7,650,371
NEVADA — 0.7%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	431,322
5.00%, 6/1/2022	120,000	128,028
5.00%, 6/1/2024	6,900,000	8,001,999
Series A, 5.00%, 11/1/2023	260,000	294,502
Series B, 5.00%, 12/1/2025	1,150,000	1,409,463
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	276,356
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,827,350
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2024	600,000	696,492
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,319,043
Series B, 5.00%, 6/1/2024	3,755,000	4,358,879
Series B, 5.00%, 6/1/2025	500,000	603,565
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,155,120
		32,502,119
NEW JERSEY — 0.4%
County of Union NJ,General Obligation:
Series A & B, 3.00%, 3/1/2022	580,000	599,146
Series A & B, 3.00%, 3/1/2026	4,165,000	4,668,757
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	738,634
4.00%, 10/1/2025	535,000	624,955
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	5,095,000	5,461,585
Series B, 5.00%, 7/1/2023	2,135,000	2,391,072
Series B, 5.00%, 7/1/2024	4,305,000	5,030,436
Security Description	Principal Amount	Value
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	$ 145,000	$ 147,292
		19,661,877
NEW MEXICO — 1.0%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,576,100
Series A, 5.00%, 6/15/2024	8,000,000	9,292,080
Series D, 5.00%, 6/1/2022	250,000	267,090
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	1,025,000	1,082,492
Series A, 5.00%, 3/1/2024	3,500,000	4,024,370
Series B, 5.00%, 3/1/2022	6,750,000	7,128,608
Series B, 5.00%, 3/1/2025	500,000	597,825
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2025	9,635,000	11,667,600
Series B, 4.00%, 7/1/2021	135,000	137,553
Series B, 4.00%, 7/1/2022	335,000	354,175
Series B, 4.00%, 7/1/2023	130,000	142,194
State of New Mexico, General Obligation 5.00%, 3/1/2023	2,395,000	2,641,517
		42,911,604
NEW YORK — 14.9%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	553,430
City of New York NY, General Obligation:
Series A-1, 5.00%, 8/1/2025	5,415,000	6,536,826
Series C, 5.00%, 8/1/2024	10,000,000	11,635,400
Series C, 5.00%, 8/1/2025	5,500,000	6,639,435
Series C-1, 5.00%, 8/1/2023	2,120,000	2,373,912
Series J-10-REMK 10/1, 5.00%, 8/1/2026	3,790,000	4,725,334
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2022	6,095,000	6,608,382
Series A-1, 5.00%, 2/1/2023	20,000,000	21,190,800
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,816,842
Series 2018, 5.00%, 5/1/2022	500,000	530,575

130

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	$ 1,550,000	$ 1,802,945
5.00%, 7/1/2025	1,000,000	1,208,960
Series A, 5.00%, 7/1/2023	500,000	558,245
Series A, 5.00%, 7/1/2024	685,000	796,785
Series B, 5.00%, 7/1/2023	600,000	669,894
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	160,816
Series 180, 5.00%, 6/1/2021	125,000	127,446
New York City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2023	1,030,000	1,153,796
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2021	500,000	520,005
New York City Water & Sewer System 4.00%, 6/15/2024	4,355,000	4,917,230
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	156,386
Series CC, 5.00%, 6/15/2023	1,750,000	1,830,413
Series CC-, 5.00%, 6/15/2022	10,000,000	10,692,000
Series CC-, 5.00%, 6/15/2025	8,905,000	10,769,796
Series CC-1, 4.00%, 6/15/2021	100,000	101,719
Series DD2, 5.00%, 6/15/2024	12,000,000	13,118,160
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,267
5.00%, 2/15/2024	9,500,000	10,890,807
5.00%, 10/1/2024	1,060,000	1,231,423
5.00%, 10/1/2025 (c)	1,200,000	1,456,128
Seres A, 5.00%, 7/1/2025	660,000	795,947
Series A, 5.00%, 9/15/2024	10,000,000	11,734,900
Series A, 5.00%, 9/15/2025	9,000,000	10,974,150
New York State Urban Development Corp., Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	735,304
Security Description	Principal Amount	Value
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series DD-2, 5.00%, 6/15/2025	$ 1,020,000	$ 1,161,749
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	171,888
Series S-1, 5.00%, 7/15/2024	555,000	646,997
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	40,000	42,940
Series S-1, 5.00%, 7/15/2022	200,000	214,508
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	16,125,000	17,516,588
5.00%, 8/1/2023	4,300,000	4,826,836
5.00%, 11/1/2024	14,130,000	16,670,715
5.00%, 11/1/2025	6,295,000	7,708,731
Series 21-A-RE, 5.00%, 11/1/2022	1,750,000	1,901,025
Series A-1, 5.00%, 8/1/2022	100,000	107,449
Series A-1, 5.00%, 8/1/2023	6,120,000	6,869,822
Series A-1, 5.00%, 8/1/2024	1,000,000	1,168,200
Series C, 5.00%, 11/1/2021	390,000	405,604
Series C, 5.00%, 11/1/2022	350,000	380,205
Series C-1, 5.00%, 5/1/2023	16,000,000	17,772,480
Series D-S, 5.00%, 11/1/2024	10,000,000	11,798,100
Series D-S, 5.00%, 11/1/2025	1,500,000	1,836,870
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,485,000	1,590,123
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,058
Series A, 5.00%, 8/1/2022	15,600,000	16,749,096
Series A, 5.00%, 8/1/2023	17,615,000	19,724,749
Series A-1, 5.00%, 8/1/2023	525,000	587,879

131

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2022	$ 14,850,000	$ 15,943,851
Series C, 5.00%, 8/1/2023	4,635,000	5,190,134
Series C, 5.00%, 8/1/2024	1,540,000	1,791,852
Series E, 5.00%, 8/1/2022	740,000	794,508
Series E, 5.00%, 8/1/2023	5,500,000	6,158,735
Series E, 5.00%, 8/1/2024	18,195,000	21,170,610
Series E, 5.00%, 8/1/2025	1,750,000	2,112,548
Subseries D, 5.00%, 8/1/2038 (a)	20,000,000	22,294,800
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	110,564
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	193,930
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2022	2,600,000	2,787,635
Series A, 5.00%, 10/1/2022	2,450,000	2,640,169
Series A, 5.00%, 7/1/2023	740,000	827,179
Series A, 5.00%, 10/1/2023	8,785,000	9,844,998
Series A, 5.00%, 7/1/2024	730,000	850,793
Series A, 5.00%, 10/1/2024	1,575,000	1,829,709
Series B, 5.00%, 10/1/2023	800,000	905,904
Series B, 5.00%, 10/1/2024	600,000	697,032
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (c)	215,000	222,796
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	17,015,861
Series A, 5.00%, 3/15/2024	7,000,000	8,051,960
Series B, 5.00%, 2/15/2023	1,500,000	1,650,960
Series D, 5.00%, 2/15/2022	13,275,000	13,991,053
Series D, 5.00%, 2/15/2023	9,450,000	10,401,048
Series D, 5.00%, 2/15/2024	9,680,000	11,097,152
Series D, 5.00%, 2/15/2025	3,500,000	4,174,555
Security Description	Principal Amount	Value
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 10/1/2024	$ 530,000	$ 625,421
Series A, 5.00%, 3/15/2021	170,000	171,622
Series A, 5.00%, 3/15/2022	7,500,000	7,934,850
Series A, 5.00%, 3/15/2023	26,495,000	29,302,146
Series C, 5.00%, 3/15/2022	1,550,000	1,639,869
Series C, 5.00%, 3/15/2023	930,000	1,028,534
Series E, 5.00%, 3/15/2022	640,000	677,107
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,106,104
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2022	6,120,000	6,548,094
5.00%, 6/15/2023	500,000	558,785
Series 2016A, 5.00%, 6/15/2021	370,000	378,003
Series 2017A, 5.00%, 6/15/2023	540,000	603,488
Series A, 5.00%, 6/15/2021	205,000	209,434
Series A, 5.00%, 6/15/2023	3,655,000	4,084,718
Series A, 5.00%, 6/15/2024	1,400,000	1,630,314
Series A, 5.00%, 6/15/2025	2,590,000	3,134,910
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	447,925
Series A, 5.00%, 2/15/2024	500,000	574,880
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2025	7,000,000	8,375,780
Series A, 5.00%, 3/15/2021	375,000	378,578
Series A, 5.00%, 3/15/2022	24,490,000	25,909,930
Series A, 5.00%, 3/15/2023	5,825,000	6,440,819
Series A, 5.00%, 3/15/2024	5,855,000	6,751,107
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	15,869,700

132

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2023	$ 125,000	$ 138,215
Series E-1, 5.00%, 3/15/2025	25,000,000	29,913,500
Series E-1, 5.00%, 3/15/2026	25,000,000	30,969,000
Port Authority of New York & New Jersey 5.00%, 11/15/2024	1,430,000	1,681,251
Port Authority of New York & New Jersey Revenue 5.00%, 7/15/2023	725,000	810,362
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	7,585,000	9,058,083
Series C, 5.00%, 1/15/2026	3,475,000	4,312,440
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2024	510,000	601,759
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	873,417
Series A, 5.00%, 12/15/2025	500,000	571,230
Series B, 5.00%, 6/15/2023	1,000,000	1,021,540
Series B, 5.00%, 6/15/2024	1,000,000	1,069,460
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2023	900,000	986,841
		654,112,622
NORTH CAROLINA — 2.5%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	261,015
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,105,000	10,628,904
5.00%, 7/1/2025	2,000,000	2,426,900
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,698,901
County of Mecklenburg NC, General Obligation Series A, 5.00%, 4/1/2025	4,520,000	5,436,475
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	765,665
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,280,600
5.00%, 3/1/2024	9,045,000	10,415,589
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2022	$ 3,345,000	$ 3,613,135
Series A, 5.00%, 9/1/2023	500,000	563,920
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,229,193
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	290,066
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,272,280
5.00%, 6/1/2025	10,000,000	12,105,600
Series A, 5.00%, 6/1/2022	6,000,000	6,408,420
Series A, 5.00%, 6/1/2023	19,150,000	21,375,996
Series B, 5.00%, 6/1/2022	545,000	582,098
Series B, 5.00%, 6/1/2023	1,000,000	1,116,240
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	195,000	198,849
Series B, 5.00%, 5/1/2022	1,100,000	1,170,444
Series C, 5.00%, 5/1/2021	100,000	101,568
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	150,148
5.00%, 10/1/2023	1,250,000	1,413,638
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2025	625,000	756,600
Wake County, NC, Revenue:
Series A, 5.00%, 12/1/2022	125,000	136,531
Series A, 5.00%, 8/1/2023	5,000,000	5,612,600
		109,011,375
OHIO — 3.1%
City of Cincinnati OH, General Obligation 5.00%, 12/1/2023	2,115,000	2,407,082
Columbus, OH, General Obligation:
Seres A, 4.00%, 8/15/2024	2,405,000	2,734,004
Seres A, 5.00%, 4/1/2021	510,000	515,931
Seres A, 5.00%, 4/1/2024	1,850,000	2,137,009
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,775,700
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,988,597
Series 2019A, 5.00%, 4/1/2022	1,250,000	1,325,163
Series A, 4.00%, 4/1/2022	1,735,000	1,817,864
County of Cuyahoga OH Series D, 5.00%, 12/1/2025	10,000,000	12,256,200

133

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	$ 100,000	$ 109,225
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	206,434
5.00%, 10/1/2024	2,600,000	3,055,312
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,521,793
Series A, 5.00%, 3/15/2022	5,535,000	5,858,687
Series A, 5.00%, 9/1/2023	325,000	366,548
Series A, 5.00%, 12/15/2023	820,000	936,038
Series A, 5.00%, 12/1/2024	10,000,000	11,849,600
Series A, 5.00%, 3/15/2025	1,000,000	1,152,770
Series A, 5.00%, 5/1/2025	5,165,000	6,229,920
Series A, 5.00%, 6/15/2025	2,195,000	2,658,979
Series A, 5.00%, 12/1/2025	2,000,000	2,461,100
Series B, 5.00%, 8/1/2023	130,000	146,106
Series B, 5.00%, 9/15/2024	2,500,000	2,942,775
Series B, 5.00%, 8/1/2025	5,000,000	6,086,600
Series B, 5.00%, 9/15/2025	650,000	794,937
Series S, 5.00%, 5/1/2023	105,000	116,762
Series T, 5.00%, 11/1/2025	7,825,000	9,616,064
Series V, 5.00%, 5/1/2023	5,725,000	6,366,314
Ohio, State Infrastructure Project Revenue:
Seres 2019-1, 5.00%, 12/15/2023	2,500,000	2,849,800
Seres 2019-1, 5.00%, 12/15/2024	2,000,000	2,373,560
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,702,645
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,403,760
5.00%, 6/1/2024	500,000	581,335
Series 2016B, 5.00%, 12/1/2024	1,400,000	1,660,750
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2023	520,000	580,044
Security Description	Principal Amount	Value
5.00%, 12/1/2023	$ 300,000	$ 341,712
5.00%, 6/1/2024	3,325,000	3,865,878
5.00%, 12/1/2024	7,275,000	8,629,969
5.00%, 12/1/2025	1,480,000	1,822,028
		135,244,995
OKLAHOMA — 0.7%
City of Tulsa OK:
5.00%, 3/1/2023	500,000	551,810
5.00%, 3/1/2025	2,950,000	3,525,811
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	558,110
Oklahoma County, Independent School District, General Obligation:
0.05%, 7/1/2022	500,000	499,110
Seres A, 2.50%, 7/1/2023	10,000,000	10,548,000
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,701,411
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	677,363
Series D, 5.00%, 1/1/2024	505,000	576,705
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,379,460
Series A, 5.00%, 9/1/2025	800,000	971,136
Series A, 5.00%, 1/1/2026	3,000,000	3,701,340
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	172,686
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	232,965
		29,095,907
OREGON — 1.1%
Multnomah County School District No 1, General Obligation:
5.00%, 6/15/2023	2,500,000	2,792,600
5.00%, 6/15/2025	2,230,000	2,698,077
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	130,238
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,395,473
Series A, 5.00%, 5/1/2024	11,000,000	12,746,030
Series A, 5.00%, 5/1/2025	770,000	927,650

134

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	$ 7,675,000	$ 8,211,866
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 5/1/2023	6,470,000	7,186,747
Series B, 5.00%, 6/15/2022	4,250,000	4,547,287
Series B, 5.00%, 6/15/2023	500,000	558,260
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	852,634
		50,046,862
PENNSYLVANIA — 2.4%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 7/15/2025	7,000,000	8,457,540
Series 2020, 5.00%, 5/1/2025	16,950,000	20,315,083
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	569,050
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	232,176
5.00%, 3/1/2022	850,000	897,065
5.00%, 7/15/2022	17,175,000	18,429,118
5.00%, 9/15/2024	3,000,000	3,511,950
5.00%, 1/1/2024	605,000	688,762
Series 2016, 5.00%, 9/15/2023	615,000	691,912
Series 2018A, 5.00%, 3/1/2024	28,500,000	32,662,995
Series D, 5.00%, 8/15/2022	200,000	215,400
Series REF, 5.00%, 1/15/2023	9,500,000	10,399,935
Series REF, 5.00%, 1/15/2024	5,260,000	5,997,610
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	305,187
		103,373,783
SOUTH CAROLINA — 0.2%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,691,873
Security Description	Principal Amount	Value
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2021	$ 205,000	$ 206,552
Fort Mill School District No 4 Series B, 5.00%, 3/1/2024	1,250,000	1,435,150
South Carolina, State General Obligation Series A, 5.00%, 4/1/2024	4,985,000	5,760,168
		11,093,743
TENNESSEE — 0.8%
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,782,850
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,818,973
Series A, 5.00%, 4/1/2025	1,880,000	2,260,305
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	5,001,346
Series A, 5.00%, 7/1/2021	150,000	153,569
Series C, 5.00%, 7/1/2021	145,000	148,450
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series B, 5.00%, 5/15/2023	1,200,000	1,335,132
Series B, 5.00%, 7/1/2023	750,000	839,753
Series B, 5.00%, 7/1/2025	1,000,000	1,213,950
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	6,430,000	6,919,516
Series A, 5.00%, 2/1/2023	4,970,000	5,466,453
		33,940,297
TEXAS — 11.4%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	145,000	145,784
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2021	325,000	338,471
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (c)	5,910,000	6,913,282
5.00%, 8/1/2025 (c)	3,800,000	4,621,940
Series 2019, 5.00%, 8/1/2023 (c)	660,000	741,404
Series B, 5.00%, 8/1/2022 (c)	4,500,000	4,842,585

135

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	$ 165,000	$ 171,914
5.00%, 11/15/2023	3,315,000	3,765,939
Series 2017, 5.00%, 11/15/2022	500,000	545,050
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	549,860
5.00%, 2/15/2024	1,325,000	1,516,303
5.00%, 2/15/2025	620,000	737,230
Birdville, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (c)	245,000	258,215
Brazosport Independent School District, General Obligation 5.00%, 2/15/2025 (c)	6,500,000	7,755,410
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	545,050
City of Conroe, Independent School District Revenue:
Series A, 5.00%, 2/15/2025 (c)	2,000,000	2,389,000
Series A, 5.00%, 2/15/2026 (c)	2,400,000	2,974,128
City of Dallas TX, General Obligation 5.00%, 2/15/2022	1,450,000	1,527,705
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,790,425
5.00%, 3/1/2025	9,630,000	11,509,680
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	102,363
5.00%, 8/15/2023	8,955,000	10,070,972
Seres A, 5.00%, 8/15/2024	3,000,000	3,513,570
Seres A, 5.00%, 8/15/2025	3,990,000	4,856,069
Comal Independent School District:
5.00%, 2/1/2025 (c)	3,225,000	3,846,490
5.00%, 2/1/2026 (c)	1,500,000	1,856,550
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (c)	7,000,000	8,355,200
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2026 (c)	$ 7,000,000	$ 8,666,560
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,963,905
Dallas, TX, Area Rapid Transit Revenue 5.00%, 12/1/2023	9,000,000	10,242,900
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	263,398
5.00%, 2/15/2023	1,850,000	2,035,314
5.00%, 2/15/2024	15,100,000	17,310,489
Series A, 5.00%, 2/15/2025	8,125,000	9,686,950
Dallas, TX, Independent School District, General Obligation Seres B, 5.00%, 2/15/2025 (c)	11,945,000	14,273,797
Denton, TX, Independent School District, General Obligation:
0.01%, 8/15/2022 (c)	115,000	114,580
5.00%, 8/15/2025 (c)	1,625,000	1,976,065
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	275,105
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (c)	2,250,000	2,635,177
5.00%, 8/15/2025 (c)	3,000,000	3,651,180
Series B, 5.00%, 2/15/2022 (c)	770,000	811,534
Series E, 5.00%, 2/15/2022 (c)	4,295,000	4,526,672
Series E, 5.00%, 2/15/2023 (c)	500,000	550,530
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	135,000	135,730
5.00%, 2/15/2022 (c)	2,560,000	2,698,087
5.00%, 2/15/2024 (c)	1,815,000	2,083,148
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	550,645
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (c) (d)	6,100,000	6,924,232
Harris County, Toll Road Authority Revenue 5.00%, 8/15/2025 (d)	2,000,000	2,429,500

136

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	$ 2,875,000	$ 3,252,200
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,122,965
Harris County, TX, General Obligation:
Series A, 5.00%, 8/15/2022	530,000	571,345
Series A, 5.00%, 10/1/2022	1,030,000	1,116,716
Series A, 5.00%, 10/1/2024	5,000,000	5,889,950
Series A, 5.00%, 10/1/2025	10,000,000	12,234,500
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue Series B, 5.00%, 11/1/2023	1,475,000	1,671,617
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (c)	1,055,000	1,195,790
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	3,218,439
Series A-2, 5.00%, 10/1/2025	2,000,000	2,444,780
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2022	3,855,000	4,071,690
Series A, 5.00%, 3/1/2024	4,225,000	4,859,468
Series C, 5.00%, 3/1/2022	660,000	697,099
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	400,000	402,164
5.00%, 2/15/2022 (c)	10,995,000	11,588,070
5.00%, 2/15/2023 (c)	20,735,000	22,830,479
5.00%, 2/15/2024 (c)	4,165,000	4,778,921
5.00%, 2/15/2025 (c)	4,530,000	5,404,924
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,314,641
Houston,TX, Combined Utility System Revenue Series B, 5.00%, 11/15/2024	550,000	650,815
Security Description	Principal Amount	Value
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (c)	$ 1,505,000	$ 1,722,292
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2021 (c)	450,000	452,435
Series A, 5.00%, 2/15/2024 (c)	520,000	596,825
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (c)	2,250,000	2,580,885
Series B, 5.00%, 2/15/2025 (c)	3,750,000	4,474,275
Series D, 5.00%, 2/15/2024 (c)	5,000,000	5,735,300
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (c)	650,000	700,707
Series A, 5.00%, 8/15/2023 (c)	3,300,000	3,711,246
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	126,674
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,539,300
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	134,182
Northside, TX, Independent School District, General Obligation Series REF, 5.00%, 8/1/2022 (c)	510,000	548,826
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (a) (c)	5,700,000	5,925,321
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	5,830,000	6,945,454
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	500,000	526,970

137

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022 (c)	$ 6,355,000	$ 6,697,789
Series A, 5.00%, 2/15/2023 (c)	4,085,000	4,495,992
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (c)	6,790,000	7,945,318
Series A, 5.00%, 8/1/2023 (c)	6,500,000	7,303,530
Series A, 5.00%, 8/1/2024 (c)	8,505,000	9,952,126
San Antonio Water System Series A, 2.00%, 5/15/2025	500,000	537,550
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	506,788
5.00%, 2/1/2022	540,000	567,876
5.00%, 2/1/2023	5,000,000	5,490,838
5.00%, 2/1/2024	5,535,000	6,331,181
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,208,200
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	32,500,000	34,902,400
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2024 (c)	705,000	808,099
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	142,524
Texas Public Finance Authority Revenue 5.00%, 2/1/2022	1,250,000	1,314,087
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,824,841
5.00%, 8/1/2024	1,500,000	1,754,055
5.00%, 8/1/2025	1,005,000	1,221,356
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,267,175
Series E, 5.00%, 5/15/2023	5,000,000	5,568,050
Texas, State General Obligation:
2.25%, 8/1/2029 (a)	3,335,000	3,339,769
5.00%, 4/1/2022	50,000	53,001
5.00%, 10/1/2023	4,205,000	4,754,215
5.00%, 4/1/2024	1,000,000	1,153,740
5.00%, 10/1/2024	645,000	759,275
Security Description	Principal Amount	Value
Series 2016, 5.00%, 10/1/2022	$ 2,675,000	$ 2,899,727
Series A, 5.00%, 4/1/2023	500,000	553,550
Series A, 5.00%, 10/1/2023	5,000,000	5,653,050
Series C, 5.00%, 8/1/2022	700,000	753,179
Series REF, 5.00%, 8/1/2023	500,000	561,395
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,647,525
Series A, 5.00%, 2/1/2024	1,500,000	1,716,375
Texas, State Transportation Commission, Highway Fund Revenue:
Series A, 5.00%, 4/1/2021	170,000	171,977
Series A, 5.00%, 10/1/2023	600,000	678,366
Series A, 5.00%, 10/1/2025	500,000	611,195
Series B, 4.00%, 4/1/2026 (a)	505,000	518,857
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	2,500,000	2,644,625
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,213,575
5.00%, 10/15/2023	945,000	1,070,997
5.00%, 8/1/2024	6,070,000	7,098,076
5.00%, 8/1/2025	1,000,000	1,215,280
Series A, 5.00%, 4/15/2021	380,000	385,160
Series B, 5.00%, 10/15/2023	2,000,000	2,266,660
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	246,684
5.00%, 8/1/2022	160,000	172,181
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	214,358
Seres B, 5.00%, 7/1/2023	3,380,000	3,784,485
University of Texas, Revenue:
5.00%, 8/15/2023	880,000	991,390
Series C, 5.00%, 8/15/2022	150,000	161,753
Series C, 5.00%, 8/15/2025	5,500,000	6,702,300
Series D, 5.00%, 8/15/2021	135,000	139,031

138

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 8/15/2022	$ 1,725,000	$ 1,860,154
Series E, 5.00%, 8/15/2021	330,000	339,854
Series E, 5.00%, 8/15/2022	915,000	986,690
Series H, 5.00%, 8/15/2022	6,790,000	7,321,996
Series H, 5.00%, 8/15/2023	1,800,000	2,027,844
Series I, 5.00%, 8/15/2022	750,000	808,762
		499,400,178
UTAH — 1.1%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	643,428
5.00%, 3/15/2024	525,000	604,800
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	871,106
State of Utah, General Obligation:
5.00%, 7/1/2025	10,000,000	12,144,500
Seres B, 5.00%, 7/1/2025	13,000,000	15,787,850
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	252,875
Utah, State General Obligation:
5.00%, 7/1/2022	15,815,000	16,955,262
5.00%, 7/1/2023	925,000	1,036,194
5.00%, 7/1/2025	500,000	607,225
		48,903,240
VIRGINIA — 3.5%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,739,799
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	1,850,000	2,263,956
Series A, 5.00%, 8/1/2025	7,770,000	9,494,241
County of Fairfax VA, General Obligation Seres A, 5.00%, 10/1/2025	800,000	981,728
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	13,008,446
Series A, 5.00%, 12/1/2025	10,995,000	13,554,086
Security Description	Principal Amount	Value
Fairfax County, VA, General Obligation:
5.00%, 10/1/2023	$ 700,000	$ 792,666
Series A, 4.00%, 10/1/2023	5,250,000	5,801,565
Series A, 4.00%, 10/1/2025	2,080,000	2,454,400
Series A, 5.00%, 10/1/2022	215,000	233,180
Series C, 5.00%, 10/1/2021	175,000	181,319
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,054,829
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2023	4,675,000	5,326,508
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,369,100
Series B, 5.00%, 7/15/2022	11,540,000	12,391,883
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	192,178
Virginia College Building Authority Revenue 5.00%, 2/1/2023	700,000	770,224
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,541,500
Virginia Public Building Authority revenue Series B, 5.00%, 8/1/2024	8,500,000	9,942,960
Virginia, Commonwealth Transportation Board Revenue Series A, 5.00%, 5/15/2022	1,200,000	1,278,936
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,597,746
5.00%, 2/1/2025	4,365,000	5,206,179
Series A, 5.00%, 2/1/2021	235,000	235,834
Series A, 5.00%, 2/1/2022	600,000	631,230
Series A, 5.00%, 2/1/2023	17,540,000	19,284,299
Series B, 5.00%, 9/1/2022	440,000	475,270
Series B, 5.00%, 2/1/2023	6,020,000	6,623,927
Series B, 5.00%, 9/1/2024	300,000	351,981
Series D, 5.00%, 2/1/2022	130,000	136,767
Series E, 5.00%, 2/1/2023	5,000,000	5,501,600
Series E, 5.00%, 2/1/2024	4,000,000	4,583,640

139

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	$ 100,000	$ 108,187
5.00%, 9/15/2024	3,745,000	4,402,211
Series C, 5.00%, 5/15/2023	250,000	278,215
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	775,000	827,754
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	107,580
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	925,334
5.00%, 8/1/2023	545,000	612,373
5.00%, 8/1/2024	1,035,000	1,212,316
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	281,889
		154,757,836
WASHINGTON — 4.4%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	544,110
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,452,088
Series A, 5.00%, 7/1/2025	2,390,000	2,883,487
Chelan County, Public Utility District No. 1, Revenue Series A, 5.00%, 7/1/2022	3,055,000	3,275,266
Energy Northwest, WA, Electric Revenue:
Series A, 5.00%, 7/1/2022	3,065,000	3,283,596
Series A, 5.00%, 7/1/2025	15,050,000	18,202,373
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	522,075
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,324,116
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	17,005,000	20,934,855
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	607,895
Seres D, 5.00%, 2/1/2023	800,000	879,560
Security Description	Principal Amount	Value
Series R-2020C, 5.00%, 7/1/2024	$ 15,000,000	$ 17,482,050
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (a)	7,000,000	7,274,680
Washington, State:
5.00%, 7/1/2022	275,000	294,701
Series D, 5.00%, 7/1/2022	575,000	616,193
Washington, State General Obligation:
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,901,733
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,578,130
Series A, 5.00%, 8/1/2024	12,630,000	14,769,143
Series A, 5.00%, 8/1/2025	13,275,000	16,139,612
Series B, 5.00%, 7/1/2022	500,000	536,130
Series B, 5.00%, 7/1/2023	2,000,000	2,238,280
Series B, 5.00%, 8/1/2025	540,000	656,527
Series C, 5.00%, 2/1/2024	11,860,000	13,590,493
Series R-2015, 5.00%, 7/1/2021	285,000	291,794
Series R-2015-C, 5.00%, 7/1/2022	255,000	273,426
Series R-2017A, 5.00%, 8/1/2022	500,000	538,150
Series R-2017A, 5.00%, 8/1/2024	630,000	736,703
Series R-2017A, 5.00%, 8/1/2025	9,200,000	11,185,268
Series R-2020A, 5.00%, 1/1/2023	505,000	553,303
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,840,946
Series R-2020C, 5.00%, 7/1/2025	10,000,000	12,119,500
Series R-2021B, 5.00%, 1/1/2025	10,000,000	11,888,500
Series R-F, 5.00%, 7/1/2021	100,000	102,384
		193,517,067
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	9,985,588
Series B, 5.00%, 12/1/2021	250,000	261,015
		10,246,603
WISCONSIN — 2.0%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	803,647

140

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series N-4, 5.00%, 4/1/2025	$ 10,140,000	$ 12,044,596
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	1,046,800
Series A, 4.00%, 10/1/2023	125,000	138,096
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2021	570,000	573,238
Series N2, 4.00%, 3/15/2023	415,000	447,586
Series N3, 5.00%, 4/1/2024	1,665,000	1,901,214
Series N4, 5.00%, 4/1/2022	110,000	116,317
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
5.00%, 6/1/2024	730,000	848,479
5.00%, 6/1/2029	510,000	592,095
Series 1, 5.00%, 6/1/2021	190,000	193,734
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2021	145,000	148,442
Series 2, 5.00%, 7/1/2022	65,000	69,677
Wisconsin, State General Obligation:
5.00%, 5/1/2025	2,650,000	3,190,043
Series 1, 5.00%, 11/1/2021	185,000	192,402
Series 1, 5.00%, 11/1/2022	1,760,000	1,915,267
Series 1, 5.00%, 11/1/2023	2,500,000	2,837,800
Series 1, 5.00%, 11/1/2024	10,000,000	11,806,400
Series 2, 5.00%, 11/1/2022	14,795,000	16,100,215
Series 2, 5.00%, 11/1/2023	13,745,000	15,602,224
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2022	$ 125,000	$ 133,005
Series A, 5.00%, 5/1/2023	8,685,000	9,646,892
Series A, 5.00%, 5/1/2024	6,000,000	6,943,740
Series B, 5.00%, 5/1/2021	175,000	177,744
		87,469,653
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,262,887,390)		4,352,210,730
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (e) (f) (Cost $3,181,136)	3,181,136	3,181,136
TOTAL INVESTMENTS — 99.2% (Cost $4,266,068,526)		4,355,391,866
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		34,962,717
NET ASSETS — 100.0%		$ 4,390,354,583
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	5.2%
Assured Guaranty Municipal Corp.	0.1%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,352,210,730	$—	$4,352,210,730
Short-Term Investment	3,181,136	—	—	3,181,136
TOTAL INVESTMENTS	$3,181,136	$4,352,210,730	$—	$4,355,391,866
141

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,415,611	$19,415,611	$529,550,292	$545,784,767	$—	$—	3,181,136	$3,181,136	$9,284
142	ARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 28.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 218,000	$ 232,913
4.20%, 4/15/2024	96,000	106,837
Omnicom Group, Inc. 2.45%, 4/30/2030	250,000	265,818
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026 (b)	264,000	301,108
3.63%, 5/1/2022	550,000	573,348
WPP Finance 2010:
3.63%, 9/7/2022	108,000	113,606
3.75%, 9/19/2024	191,000	211,832
		1,805,462
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.95%, 2/1/2024 (b)	641,000	657,724
2.13%, 3/1/2022	178,000	180,522
2.25%, 6/15/2026	230,000	235,366
2.70%, 2/1/2027	316,000	328,526
2.75%, 2/1/2026	250,000	263,475
2.80%, 3/1/2023 (b)	320,000	332,787
2.80%, 3/1/2024 (b)	147,000	154,282
2.85%, 10/30/2024	100,000	105,341
3.10%, 5/1/2026	235,000	250,277
3.25%, 2/1/2028	350,000	375,186
3.25%, 2/1/2035	125,000	127,671
3.60%, 5/1/2034	326,000	344,018
3.63%, 2/1/2031	155,000	169,851
3.63%, 3/1/2048	195,000	197,369
3.83%, 3/1/2059	250,000	252,165
3.85%, 11/1/2048	227,000	234,927
4.51%, 5/1/2023	525,000	565,808
4.88%, 5/1/2025	870,000	990,947
5.04%, 5/1/2027	750,000	877,537
5.15%, 5/1/2030	1,010,000	1,222,494
5.71%, 5/1/2040	775,000	1,005,322
5.81%, 5/1/2050	1,000,000	1,377,020
5.93%, 5/1/2060	800,000	1,132,424
6.13%, 2/15/2033	265,000	344,079
6.88%, 3/15/2039	200,000	272,846
General Dynamics Corp.:
1.88%, 8/15/2023	175,000	181,561
2.13%, 8/15/2026	120,000	128,654
2.38%, 11/15/2024	125,000	133,264
3.38%, 5/15/2023	282,000	301,557
3.50%, 5/15/2025	309,000	345,919
3.63%, 4/1/2030	150,000	178,151
3.75%, 5/15/2028	365,000	427,309
4.25%, 4/1/2040	764,000	994,277
Security Description	Principal Amount	Value
Hexcel Corp.:
3.95%, 2/15/2027	$ 100,000	$ 108,441
4.70%, 8/15/2025	80,000	89,690
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	180,000	182,803
3.85%, 6/15/2023	123,000	132,727
3.85%, 12/15/2026	345,000	398,927
3.95%, 5/28/2024	124,000	136,225
4.40%, 6/15/2028	627,000	753,861
5.05%, 4/27/2045	300,000	416,478
Lockheed Martin Corp.:
1.85%, 6/15/2030	640,000	670,221
2.80%, 6/15/2050	145,000	156,264
2.90%, 3/1/2025	396,000	431,367
3.10%, 1/15/2023	135,000	141,869
3.55%, 1/15/2026	215,000	244,307
3.60%, 3/1/2035	245,000	295,492
3.80%, 3/1/2045	635,000	790,931
4.70%, 5/15/2046	260,000	364,164
Northrop Grumman Corp.:
2.93%, 1/15/2025	355,000	386,126
3.20%, 2/1/2027	153,000	171,854
3.25%, 8/1/2023	104,000	111,608
3.25%, 1/15/2028	189,000	213,871
3.85%, 4/15/2045	270,000	327,251
4.40%, 5/1/2030	1,100,000	1,361,756
4.75%, 6/1/2043	165,000	220,869
5.05%, 11/15/2040	220,000	301,299
5.25%, 5/1/2050	512,000	760,668
Raytheon Technologies Corp.:
2.25%, 7/1/2030 (b)	575,000	610,041
2.50%, 12/15/2022	379,000	392,773
3.13%, 7/1/2050	750,000	824,310
3.50%, 3/15/2027	385,000	439,200
3.75%, 11/1/2046	341,000	406,748
3.95%, 8/16/2025	569,000	652,398
4.05%, 5/4/2047	91,000	113,405
4.13%, 11/16/2028	128,000	152,672
4.35%, 4/15/2047	150,000	196,857
4.50%, 6/1/2042	843,000	1,099,508
4.63%, 11/16/2048	462,000	628,449
5.70%, 4/15/2040	343,000	502,639
6.05%, 6/1/2036	100,000	145,450
7.50%, 9/15/2029	604,000	877,588
		30,899,763
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.35%, 5/6/2025	160,000	169,880
2.85%, 8/9/2022	29,000	30,130
3.40%, 5/6/2030	143,000	159,804
3.49%, 2/14/2022	100,000	103,404
3.80%, 2/14/2024	485,000	529,785
4.00%, 1/31/2024	377,000	414,368
4.25%, 8/9/2042	250,000	278,638
4.40%, 2/14/2026	706,000	818,988

143

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 5/6/2050 (b)	$ 110,000	$ 130,035
4.50%, 5/2/2043	393,000	455,456
4.80%, 2/14/2029	831,000	996,386
5.38%, 1/31/2044	413,000	525,658
5.95%, 2/14/2049	392,000	547,667
6.20%, 2/14/2059	870,000	1,234,669
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	402,000	438,474
BAT Capital Corp.:
2.26%, 3/25/2028	250,000	258,533
2.73%, 3/25/2031	800,000	828,184
2.79%, 9/6/2024	239,000	255,608
3.22%, 9/6/2026	310,000	341,589
3.46%, 9/6/2029	242,000	266,708
3.73%, 9/25/2040	140,000	146,437
3.98%, 9/25/2050	800,000	832,864
4.39%, 8/15/2037	379,000	424,158
4.54%, 8/15/2047	517,000	574,056
4.70%, 4/2/2027	1,006,000	1,186,205
4.76%, 9/6/2049	407,000	468,510
BAT International Finance PLC 1.67%, 3/25/2026	250,000	256,325
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025 (b)	113,000	116,434
3.00%, 9/25/2022	165,000	171,193
3.25%, 8/15/2026	165,000	183,637
3.75%, 9/25/2027 (b)	147,000	168,106
Philip Morris International, Inc.:
0.88%, 5/1/2026	200,000	200,464
1.13%, 5/1/2023	85,000	86,666
1.50%, 5/1/2025	207,000	214,477
1.75%, 11/1/2030	200,000	201,982
2.10%, 5/1/2030	370,000	385,388
2.13%, 5/10/2023	204,000	212,021
2.38%, 8/17/2022	455,000	469,151
2.50%, 8/22/2022	145,000	150,414
2.50%, 11/2/2022	357,000	370,698
2.63%, 3/6/2023	130,000	136,470
2.75%, 2/25/2026	140,000	152,772
2.88%, 5/1/2024	106,000	114,005
3.13%, 3/2/2028 (b)	115,000	129,076
3.38%, 8/11/2025 (b)	472,000	526,332
3.38%, 8/15/2029 (b)	364,000	417,504
3.60%, 11/15/2023	794,000	867,985
4.13%, 3/4/2043	174,000	213,475
Reynolds American, Inc.:
4.45%, 6/12/2025	603,000	687,378
5.85%, 8/15/2045	602,000	766,942
6.15%, 9/15/2043	300,000	391,638
		20,006,727
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, Class AA, 3.60%, 3/22/2029	$ 117,242	$ 114,947
American Airlines 2016-1 Pass Through Trust Series 2016-1, Class AA, Class AA, 3.58%, 7/15/2029	50,990	50,328
American Airlines 2016-2 Pass Through Trust Series 2016-2, Class AA, Class AA, 3.20%, 12/15/2029	177,280	170,992
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, Class AA, 3.00%, 4/15/2030	291,759	284,970
American Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 3.15%, 8/15/2033	86,871	83,953
Continental Airlines 2012-1 Pass Through Trust Series 2012-1, Class A, Class A, 4.15%, 10/11/2025	63,086	63,334
Continental Airlines 2012-2 Pass Through Trust Series 2012-2, Class A, Class A, 4.00%, 4/29/2026	27,314	27,541
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	57,909	59,007
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	243,010
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, Class AA, 2.75%, 11/15/2033	158,965	158,496
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	360,000	386,842
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	272,000	277,350
4.75%, 5/4/2023	647,000	703,101
5.13%, 6/15/2027	468,000	555,689
5.25%, 5/4/2025	125,000	144,909

144

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	$ 257,037	$ 239,047
United Airlines 2013-1 Pass Through Trust Series 2013-1, Class A, Class A, 4.30%, 2/15/2027	87,851	88,398
United Airlines 2014-2 Pass Through Trust Series 2014-2,Series A, Class A, 3.75%, 3/3/2028	336,071	338,098
United Airlines 2016-1 Pass Through Trust Series 2016-1,Series AA, Class AA, 3.10%, 1/7/2030	303,012	304,488
United Airlines 2018-1 Pass Through Trust Series 2018-1, Class AA, Class AA, 3.50%, 9/1/2031	40,871	40,189
United Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 4.15%, 2/25/2033	103,885	106,714
United Airlines 2019-2 Pass Through Trust Series 2019-2,Series AA, Class AA, 2.70%, 11/1/2033	310,348	295,181
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	595,000	641,934
		5,378,518
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	390,000	405,822
2.38%, 11/1/2026	471,000	515,411
2.85%, 3/27/2030	330,000	373,785
3.25%, 3/27/2040	249,000	291,153
3.38%, 3/27/2050	253,000	312,503
3.88%, 11/1/2045	202,000	261,972
PVH Corp. 4.63%, 7/10/2025	90,000	101,312
Ralph Lauren Corp.:
1.70%, 6/15/2022	30,000	30,551
2.95%, 6/15/2030	123,000	133,165
3.75%, 9/15/2025 (b)	239,000	269,645
Tapestry, Inc.:
3.00%, 7/15/2022	648,000	663,623
4.13%, 7/15/2027 (b)	443,000	478,555
VF Corp. 2.40%, 4/23/2025	141,000	150,685
		3,988,182
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	$ 125,000	$ 127,844
Series GMTN, 3.50%, 2/15/2028 (b)	408,000	472,105
Series GMTN, 3.55%, 1/12/2024 (b)	21,000	22,921
Series MTN, 0.40%, 10/21/2022	150,000	150,243
Series MTN, 0.65%, 9/8/2023	200,000	201,362
Series MTN, 0.88%, 7/7/2023	165,000	166,977
Series MTN, 1.00%, 9/10/2025 (b)	250,000	252,980
Series MTN, 1.20%, 7/8/2025	250,000	255,772
Series MTN, 1.95%, 5/10/2023	164,000	170,075
Series MTN, 2.05%, 1/10/2023	320,000	330,784
Series MTN, 2.15%, 9/10/2024	212,000	224,436
Series MTN, 2.20%, 6/27/2022	330,000	339,144
Series MTN, 2.35%, 1/8/2027	110,000	118,507
Series MTN, 2.40%, 6/27/2024	215,000	228,575
Series MTN, 2.90%, 2/16/2024	412,000	441,582
Cummins, Inc.:
0.75%, 9/1/2025	85,000	85,621
1.50%, 9/1/2030	250,000	251,470
2.60%, 9/1/2050 (b)	250,000	254,520
Daimler Finance North America LLC 8.50%, 1/18/2031	173,000	273,314
General Motors Co.:
4.20%, 10/1/2027	132,000	149,737
4.88%, 10/2/2023	160,000	177,630
5.00%, 4/1/2035	318,000	381,813
5.15%, 4/1/2038	224,000	268,896
5.40%, 10/2/2023	138,000	155,004
5.40%, 4/1/2048	546,000	685,798
5.95%, 4/1/2049	195,000	263,067
6.13%, 10/1/2025	325,000	394,605
6.25%, 10/2/2043	444,000	599,342
6.75%, 4/1/2046	194,000	277,595
6.80%, 10/1/2027	205,000	263,700
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	170,000	174,451
2.70%, 8/20/2027	250,000	264,322
2.75%, 6/20/2025	520,000	554,923

145

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 6/30/2022	$ 160,000	$ 165,534
3.25%, 1/5/2023	139,000	145,741
3.45%, 1/14/2022	362,000	371,191
3.45%, 4/10/2022	372,000	382,978
3.50%, 11/7/2024	156,000	169,296
3.55%, 7/8/2022	545,000	569,318
3.60%, 6/21/2030	750,000	834,525
3.70%, 5/9/2023	279,000	295,994
3.85%, 1/5/2028	584,000	647,405
4.00%, 1/15/2025	385,000	423,893
4.00%, 10/6/2026	168,000	189,403
4.30%, 7/13/2025	411,000	460,920
4.35%, 4/9/2025	25,000	28,030
4.35%, 1/17/2027	258,000	293,741
5.10%, 1/17/2024	658,000	736,263
5.20%, 3/20/2023	195,000	213,868
5.25%, 3/1/2026	418,000	491,497
PACCAR Financial Corp.:
Series MTN, 0.35%, 8/11/2023	225,000	224,973
Series MTN, 1.90%, 2/7/2023	125,000	129,093
Series MTN, 2.00%, 9/26/2022	205,000	211,248
Series MTN, 2.30%, 8/10/2022	187,000	193,064
Series MTN, 2.65%, 5/10/2022	651,000	671,852
Toyota Motor Corp.:
2.16%, 7/2/2022	188,000	193,208
2.76%, 7/2/2029 (b)	56,000	62,791
3.42%, 7/20/2023 (b)	150,000	161,733
3.67%, 7/20/2028	105,000	123,716
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	100,000	118,387
Series GMTN, 2.70%, 1/11/2023	229,000	239,955
Series GMTN, 3.05%, 1/11/2028	85,000	95,911
Series MTN, 0.35%, 10/14/2022	295,000	295,519
Series MTN, 0.45%, 7/22/2022	250,000	250,740
Series MTN, 0.50%, 8/14/2023	310,000	311,417
Series MTN, 0.80%, 10/16/2025	250,000	251,365
Series MTN, 1.15%, 5/26/2022	547,000	553,755
Series MTN, 1.15%, 8/13/2027 (b)	250,000	251,585
Series MTN, 1.35%, 8/25/2023	595,000	610,762
Series MTN, 1.80%, 2/13/2025	1,021,000	1,071,121
Security Description	Principal Amount	Value
Series MTN, 2.15%, 9/8/2022	$ 191,000	$ 196,971
Series MTN, 2.25%, 10/18/2023	243,000	255,597
Series MTN, 2.60%, 1/11/2022	434,000	444,130
Series MTN, 2.63%, 1/10/2023 (b)	238,000	249,174
Series MTN, 3.30%, 1/12/2022	614,000	632,795
Series MTN, 3.40%, 4/14/2025 (b)	150,000	167,338
		23,366,912
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024 (b)	140,000	154,021
Aptiv PLC :
4.35%, 3/15/2029	168,000	193,867
5.40%, 3/15/2049	150,000	186,280
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	235,000	253,389
Lear Corp. 4.25%, 5/15/2029	125,000	142,549
Magna International, Inc.:
2.45%, 6/15/2030	300,000	323,223
3.63%, 6/15/2024	100,000	109,490
		1,362,819
BANKS — 5.5%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.05%, 11/21/2022	545,000	563,650
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	550,000	554,251
1.13%, 9/18/2025	425,000	428,566
Banco Santander SA:
2.71%, 6/27/2024	270,000	288,104
2.75%, 5/28/2025	200,000	213,938
2.75%, 12/3/2030	1,060,000	1,092,818
3.31%, 6/27/2029	100,000	112,477
3.49%, 5/28/2030 (b)	200,000	224,340
3.80%, 2/23/2028	125,000	141,569
3.85%, 4/12/2023	434,000	465,521
4.25%, 4/11/2027	242,000	280,289
Bancolombia SA 3.00%, 1/29/2025 (b)	305,000	317,316
Bank of America Corp.:
4.10%, 7/24/2023	693,000	758,780
5.70%, 1/24/2022	410,000	433,247
6.11%, 1/29/2037	185,000	269,865
6.22%, 9/15/2026	100,000	127,374
7.75%, 5/14/2038	338,000	573,667

146

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	$ 652,000	$ 696,323
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	387,000	407,155
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	415,293
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	605,000	624,523
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,479,910
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	203,000	231,481
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	1,091,000	1,167,588
Series GMTN, 3.30%, 1/11/2023	1,687,000	1,788,456
Series GMTN, 3.50%, 4/19/2026	802,000	909,316
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	889,000	923,191
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	369,000	419,225
Series L, 3.95%, 4/21/2025	124,000	139,718
Series L, 4.18%, 11/25/2027	521,000	604,386
Series L, 4.75%, 4/21/2045	340,000	463,923
Series MTN, 2.50%, 10/21/2022	447,000	455,019
Series MTN, 3.25%, 10/21/2027	570,000	638,326
Series MTN, 3.88%, 8/1/2025	405,000	461,858
Series MTN, 4.00%, 4/1/2024 (b)	908,000	1,007,362
Series MTN, 4.00%, 1/22/2025	310,000	348,409
Series MTN, 4.13%, 1/22/2024	508,000	563,529
Series MTN, 4.20%, 8/26/2024	689,000	772,211
Series MTN, 4.25%, 10/22/2026	550,000	643,863
Series MTN, 4.88%, 4/1/2044	272,000	375,107
Series MTN, 5.00%, 1/21/2044	325,000	457,112
Series MTN, 5.88%, 2/7/2042	400,000	606,624
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	$ 435,000	$ 456,041
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	381,000	406,428
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	986,000	1,069,504
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	575,000	626,301
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	700,000	743,008
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	607,000	685,570
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	516,000	601,223
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	62,000	67,392
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	433,000	445,514
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	699,000	782,048
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	727,000	795,403
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	601,000	707,828
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	529,000	629,552
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	504,000	619,713
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	549,000	630,318
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	615,627
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,214,000	1,535,686
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	550,000	555,362
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	252,940

147

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	$ 615,000	$ 624,649
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	511,000	520,413
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	515,000	521,813
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	295,000	302,018
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	505,925
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	125,000	129,945
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	920,000	958,815
Bank of America NA:
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	222,000	229,142
Series BKNT, 6.00%, 10/15/2036	835,000	1,249,719
Bank of Montreal:
0.45%, 12/8/2023	355,000	355,973
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	165,000	180,885
Series E, 3.30%, 2/5/2024	630,000	683,644
Series MTN, 2.35%, 9/11/2022 (b)	590,000	610,951
Series MTN, 2.50%, 6/28/2024 (b)	355,000	378,927
Series MTN, 2.90%, 3/26/2022	427,000	440,856
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	472,000	516,816
Series 0012, 3.65%, 2/4/2024	125,000	137,161
Series MTN, 0.35%, 12/7/2023	430,000	430,705
Series MTN, 1.85%, 1/27/2023	140,000	144,301
Series MTN, 1.95%, 8/23/2022	375,000	385,612
Series MTN, 2.60%, 2/7/2022	757,000	774,517
Series MTN, 2.80%, 5/4/2026	298,000	329,382
Series MTN, 2.95%, 1/29/2023	215,000	226,193
Series MTN, 3.00%, 10/30/2028	159,000	180,149
Security Description	Principal Amount	Value
Series MTN, 3.25%, 9/11/2024 (b)	$ 211,000	$ 231,950
Series MTN, 3.25%, 5/16/2027	112,000	126,698
Series MTN, 3.30%, 8/23/2029	1,035,000	1,181,877
Series MTN, 3.40%, 1/29/2028	131,000	150,203
Series MTN, 3.95%, 11/18/2025	579,000	669,920
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	107,000	110,367
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	100,000	114,474
Bank of Nova Scotia:
0.55%, 9/15/2023	100,000	100,429
1.30%, 6/11/2025	725,000	743,690
1.95%, 2/1/2023	254,000	262,270
2.00%, 11/15/2022	204,000	210,654
2.20%, 2/3/2025	475,000	503,666
2.38%, 1/18/2023	106,000	110,342
2.70%, 3/7/2022	312,000	320,989
2.70%, 8/3/2026 (b)	327,000	360,995
3.40%, 2/11/2024	220,000	239,485
4.50%, 12/16/2025	226,000	263,629
Series BKNT, 2.45%, 9/19/2022	374,000	387,939
BankUnited, Inc.:
4.88%, 11/17/2025 (b)	140,000	161,732
5.13%, 6/11/2030	199,000	232,209
Barclays Bank PLC 1.70%, 5/12/2022	635,000	645,751
Barclays PLC:
3.68%, 1/10/2023	208,000	214,438
4.34%, 1/10/2028	181,000	208,069
4.38%, 9/11/2024	399,000	441,482
4.38%, 1/12/2026	949,000	1,092,849
4.84%, 5/9/2028	453,000	523,287
5.20%, 5/12/2026	645,000	752,928
5.25%, 8/17/2045 (b)	393,500	542,896
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	200,000	201,424
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b) (c)	200,000	208,578
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	93,000	100,690
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	485,000	506,253
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	1,624,000	1,777,452

148

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	$ 435,000	$ 467,216
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	280,000	336,176
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	300,000	323,157
BBVA USA:
2.50%, 8/27/2024	197,000	208,812
Series BKNT, 2.88%, 6/29/2022	320,000	331,101
Series BKNT, 3.88%, 4/10/2025	164,000	183,892
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	371,000	417,523
BPCE SA:
4.00%, 4/15/2024	589,000	652,853
Series MTN, 3.38%, 12/2/2026	216,000	244,745
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	250,000	250,825
0.95%, 6/23/2023	265,000	268,551
0.95%, 10/23/2025 (b)	65,000	65,969
2.25%, 1/28/2025	127,000	134,720
2.55%, 6/16/2022	260,000	268,780
3.10%, 4/2/2024	260,000	281,419
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	312,000	322,505
Series BKNT, 3.50%, 9/13/2023	185,000	200,731
Citibank NA Series BKNT, 3.65%, 1/23/2024	223,000	243,826
Citigroup, Inc.:
2.70%, 10/27/2022	279,000	290,196
2.75%, 4/25/2022	567,000	583,823
3.20%, 10/21/2026	1,148,000	1,282,787
3.40%, 5/1/2026	384,000	432,422
3.70%, 1/12/2026	577,000	656,262
3.75%, 6/16/2024	128,000	141,555
3.88%, 3/26/2025	213,000	238,464
4.00%, 8/5/2024 (b)	192,000	213,844
4.13%, 7/25/2028	578,000	675,786
4.30%, 11/20/2026	327,000	381,531
4.40%, 6/10/2025	1,339,000	1,534,989
4.45%, 9/29/2027	661,500	781,291
4.50%, 1/14/2022	1,247,000	1,300,197
4.60%, 3/9/2026	854,000	1,001,528
4.65%, 7/30/2045	289,000	388,618
4.65%, 7/23/2048 (b)	231,000	318,431
4.75%, 5/18/2046	521,000	691,690
5.50%, 9/13/2025	678,000	815,390
Security Description	Principal Amount	Value
5.88%, 2/22/2033	$ 107,000	$ 143,610
6.00%, 10/31/2033	248,000	340,224
6.68%, 9/13/2043	156,000	253,126
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	1,334,000	1,371,992
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	688,000	748,661
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	1,312,000	1,361,804
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	260,000	293,548
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	180,000	215,482
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	445,000	522,341
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	929,000	1,091,854
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	1,319,000	1,501,009
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	550,000	554,020
SOFR + 1.15%, 2.67%, 1/29/2031 (b) (c)	779,000	835,065
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	397,000	437,276
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	370,000	381,411
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	300,000	319,731
SOFR + 2.75%, 3.11%, 4/8/2026 (c)	1,230,000	1,346,272
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	50,000	60,630
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	200,000	212,234
Series BKNT, 3.70%, 3/29/2023	165,000	176,444
Series BKNT, 3.75%, 2/18/2026	458,000	519,954
Citizens Financial Group, Inc. 3.25%, 4/30/2030	141,000	159,231
Comerica Bank Series BKNT, 2.50%, 7/23/2024	100,000	106,493
Comerica, Inc. 4.00%, 2/1/2029 (b)	239,000	285,311
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	994,000	1,018,770

149

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 11/9/2022	$ 391,000	$ 415,109
5.25%, 8/4/2045	537,000	766,503
5.75%, 12/1/2043	485,000	723,062
Series BKNT, 3.75%, 7/21/2026	375,000	424,159
Series MTN, 3.38%, 5/21/2025	271,000	302,319
Series MTN, 5.25%, 5/24/2041	480,000	704,933
Credit Suisse AG:
1.00%, 5/5/2023	735,000	745,959
2.80%, 4/8/2022	825,000	851,383
2.95%, 4/9/2025	100,000	109,684
Series MTN, 3.63%, 9/9/2024	257,000	285,216
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	492,000	519,783
3.80%, 6/9/2023	512,000	551,465
4.55%, 4/17/2026	353,000	415,407
4.88%, 5/15/2045 (b)	464,000	648,106
Deutsche Bank AG:
3.30%, 11/16/2022	512,000	534,810
3.70%, 5/30/2024 (b)	315,000	339,239
4.10%, 1/13/2026	200,000	223,060
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	445,000	455,440
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	150,000	154,155
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	700,000	765,450
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	380,000	412,536
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	150,000	159,771
Series BKNT, 3.35%, 2/6/2023	307,000	324,014
Series BKNT, 3.45%, 7/27/2026	265,000	296,784
Series BKNT, 4.20%, 8/8/2023	410,000	448,663
Series BKNT, 4.65%, 9/13/2028	271,000	323,948
Fifth Third Bancorp:
1.63%, 5/5/2023	115,000	118,334
2.38%, 1/28/2025	115,000	122,370
2.55%, 5/5/2027 (b)	375,000	407,872
2.60%, 6/15/2022	205,000	211,242
3.50%, 3/15/2022	245,000	253,546
3.95%, 3/14/2028	254,000	300,116
4.30%, 1/16/2024	305,000	337,327
8.25%, 3/1/2038	242,000	411,189
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	211,000	239,363
Security Description	Principal Amount	Value
Series BKNT, 3.95%, 7/28/2025	$ 300,000	$ 342,861
First Horizon National Corp. 3.55%, 5/26/2023	100,000	106,081
First Republic Bank Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	150,000	154,407
FNB Corp. 2.20%, 2/24/2023	35,000	35,714
Goldman Sachs Capital I 6.35%, 2/15/2034	232,000	324,909
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	205,000	220,553
3.00%, 4/26/2022	1,435,000	1,446,609
3.20%, 2/23/2023	301,000	318,091
3.50%, 1/23/2025	721,000	795,587
3.50%, 11/16/2026	1,240,000	1,392,111
3.63%, 1/22/2023	523,000	557,994
3.63%, 2/20/2024	675,000	735,595
3.75%, 5/22/2025	335,000	375,646
3.75%, 2/25/2026	367,000	417,103
3.85%, 1/26/2027	794,000	907,296
4.00%, 3/3/2024	494,000	545,638
4.25%, 10/21/2025	468,000	536,117
4.75%, 10/21/2045	242,000	336,678
5.15%, 5/22/2045	471,000	659,447
5.75%, 1/24/2022	1,281,000	1,353,646
5.95%, 1/15/2027	350,000	440,555
6.25%, 2/1/2041	505,000	794,123
6.75%, 10/1/2037	1,706,000	2,602,912
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	487,000	505,589
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	382,000	395,504
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	583,000	674,723
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	473,000	560,164
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	611,000	744,998
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	364,500	464,191
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	842,000	969,942
Series MTN, 3.85%, 7/8/2024	794,000	876,203
Series MTN, 4.80%, 7/8/2044	654,000	903,848

150

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	$ 285,000	$ 286,331
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b) (c)	200,000	202,272
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	411,000	562,417
Series BKNT, 5.88%, 11/1/2034	200,000	282,758
HSBC Holdings PLC:
3.60%, 5/25/2023	727,000	781,968
4.25%, 3/14/2024	808,000	891,790
4.25%, 8/18/2025	782,000	887,148
4.38%, 11/23/2026	518,000	598,254
5.25%, 3/14/2044	554,000	769,428
6.10%, 1/14/2042	134,000	203,679
6.50%, 5/2/2036	551,000	797,561
6.50%, 9/15/2037	864,000	1,263,799
6.80%, 6/1/2038 (b)	696,000	1,056,869
7.63%, 5/17/2032	100,000	146,307
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	1,251,000	1,291,720
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (c)	640,000	680,992
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	544,000	593,879
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	575,000	655,621
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	500,000	591,505
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	746,000	851,223
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	270,000	311,915
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	355,000	360,630
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	175,000	178,994
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	880,000	901,032
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	685,000	713,599
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	206,580
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	595,000	638,673
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	250,000	268,600
Security Description	Principal Amount	Value
2.63%, 8/6/2024	$ 298,000	$ 318,359
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	125,000	129,054
Series BKNT, 3.13%, 4/1/2022	240,000	247,747
Series BKNT, 3.55%, 10/6/2023	265,000	287,165
Industrial & Commercial Bank of China, Ltd.:
2.96%, 11/8/2022 (b)	245,000	253,974
3.54%, 11/8/2027	190,000	211,094
ING Groep NV:
3.15%, 3/29/2022	341,000	352,703
3.55%, 4/9/2024	251,000	274,180
3.95%, 3/29/2027	461,000	533,174
4.05%, 4/9/2029 (b)	186,000	221,147
4.10%, 10/2/2023	546,000	600,076
4.55%, 10/2/2028	264,000	321,198
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	134,094
JPMorgan Chase & Co.:
2.70%, 5/18/2023	328,000	345,056
2.95%, 10/1/2026	1,118,000	1,241,282
2.97%, 1/15/2023	402,000	413,003
3.13%, 1/23/2025	445,000	486,923
3.20%, 1/25/2023	774,000	820,378
3.20%, 6/15/2026	1,247,000	1,394,632
3.25%, 9/23/2022	181,000	190,191
3.30%, 4/1/2026	766,000	857,728
3.63%, 5/13/2024	384,000	424,700
3.63%, 12/1/2027	420,000	477,162
3.88%, 2/1/2024	250,000	275,918
3.88%, 9/10/2024	911,000	1,019,691
3.90%, 7/15/2025	524,000	595,002
4.13%, 12/15/2026	246,000	287,289
4.25%, 10/1/2027	139,000	164,801
4.95%, 6/1/2045	265,000	375,176
5.40%, 1/6/2042	515,000	766,984
5.63%, 8/16/2043	375,000	563,220
6.40%, 5/15/2038	618,000	958,141
7.63%, 10/15/2026	1,000,000	1,366,290
8.75%, 9/1/2030	128,000	189,018
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	966,000	1,001,375
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	583,000	624,323
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	864,000	936,360
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	612,000	631,511

151

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	$ 503,000	$ 573,254
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	642,000	707,490
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	526,000	567,422
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	395,000	458,113
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	373,000	470,786
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	421,000	484,003
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	905,000	1,078,715
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	31,000	37,896
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	369,662
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	514,000	624,608
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	206,000	234,966
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	688,000	865,401
SOFR + 0.06%, 0.65%, 9/16/2024 (c)	335,000	336,866
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	500,000	505,720
SOFR + 1.11%, 1.76%, 11/19/2031 (b) (c)	500,000	504,090
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	800,000	821,784
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	500,000	513,145
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,006,000	1,094,437
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	750,000	796,035
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	262,000	281,189
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	95,000	105,745
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	1,000,000	1,125,200
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	345,000	377,671
Security Description	Principal Amount	Value
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	$ 1,450,000	$ 1,787,806
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	606,000	643,348
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	135,886
Series BKNT, 3.18%, 10/15/2027	195,000	202,201
Series BKNT, 3.38%, 3/7/2023	100,000	106,519
Series BKNT, 3.90%, 4/13/2029	100,000	115,739
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (c)	250,000	250,173
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	700,000	749,448
Series MTN, 2.55%, 10/1/2029 (b)	218,000	236,351
Series MTN, 4.10%, 4/30/2028	220,000	261,257
Series MTN, 4.15%, 10/29/2025	155,000	179,891
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	1,005,000	1,068,838
Series GMTN, 1.75%, 7/27/2026	200,000	213,210
Lloyds Bank PLC 2.25%, 8/14/2022	100,000	103,093
Lloyds Banking Group PLC:
3.00%, 1/11/2022	486,000	498,592
3.75%, 1/11/2027	240,000	272,441
3.90%, 3/12/2024	245,000	269,120
4.05%, 8/16/2023	258,000	281,509
4.34%, 1/9/2048	405,000	500,629
4.38%, 3/22/2028	335,000	397,571
4.45%, 5/8/2025	108,000	123,978
4.50%, 11/4/2024	195,000	218,164
4.58%, 12/10/2025	552,000	630,986
4.65%, 3/24/2026	150,000	172,980
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	1,000,000	1,102,580
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	478,000	539,629
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	1,088,000	1,134,697
M&T Bank Corp. 3.55%, 7/26/2023 (b)	143,000	154,257
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	177,000	182,002

152

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	$ 250,000	$ 256,833
2.05%, 7/17/2030	230,000	240,127
2.19%, 2/25/2025	775,000	817,113
2.56%, 2/25/2030	656,000	707,109
2.62%, 7/18/2022	1,004,000	1,038,839
2.67%, 7/25/2022	315,000	326,321
2.76%, 9/13/2026	168,000	184,419
2.80%, 7/18/2024	505,000	541,193
3.00%, 2/22/2022	266,000	273,914
3.20%, 7/18/2029	649,000	730,806
3.22%, 3/7/2022	278,000	287,257
3.29%, 7/25/2027	225,000	255,467
3.46%, 3/2/2023	225,000	239,756
3.68%, 2/22/2027	200,000	227,006
3.74%, 3/7/2029	383,000	449,596
3.75%, 7/18/2039	450,000	543,073
3.76%, 7/26/2023	210,000	227,730
3.78%, 3/2/2025 (b)	318,000	356,157
3.85%, 3/1/2026	99,000	114,249
4.05%, 9/11/2028	224,000	267,465
4.15%, 3/7/2039	648,000	813,525
4.29%, 7/26/2038	170,000	216,842
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	251,675
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	1,259,000	1,296,480
3.17%, 9/11/2027	171,000	191,033
3.55%, 3/5/2023	267,000	284,272
3.66%, 2/28/2027 (b)	100,000	113,212
4.02%, 3/5/2028	210,000	246,166
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (c)	215,000	216,262
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	175,000	184,240
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	275,000	283,869
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	222,000	236,421
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (c)	250,000	254,195
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	175,000	190,104
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b) (c)	300,000	320,187
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	221,922
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (c)	$ 225,000	$ 229,001
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	361,334
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (c)	175,000	181,354
Morgan Stanley:
2.75%, 5/19/2022	1,734,000	1,790,858
3.95%, 4/23/2027	372,000	430,155
4.30%, 1/27/2045	363,000	483,556
4.38%, 1/22/2047	129,000	175,301
4.88%, 11/1/2022	806,000	868,844
5.00%, 11/24/2025	495,000	591,070
6.38%, 7/24/2042	975,000	1,593,160
7.25%, 4/1/2032	217,000	334,306
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	652,000	701,467
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	549,000	626,574
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	215,000	280,635
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	431,000	533,212
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,000,000	1,007,950
Series F, 3.88%, 4/29/2024	831,000	920,490
Series GMTN, 3.13%, 1/23/2023	1,412,000	1,490,451
Series GMTN, 3.70%, 10/23/2024	609,000	677,860
Series GMTN, 3.75%, 2/25/2023	267,000	286,211
Series GMTN, 3.88%, 1/27/2026	623,000	714,488
Series GMTN, 4.00%, 7/23/2025	665,000	760,767
Series GMTN, 4.35%, 9/8/2026	534,000	628,417
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	560,000	648,486
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	215,000	261,713
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	735,000	798,827
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	85,000	85,643

153

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.13%, 7/27/2026	$ 937,000	$ 1,047,500
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	550,000	550,940
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	360,000	362,887
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	325,000	347,685
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	1,965,000	2,283,821
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	163,631
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	548,000	565,750
National Australia Bank, Ltd.:
1.88%, 12/13/2022 (b)	240,000	247,416
2.80%, 1/10/2022	229,000	234,940
2.88%, 4/12/2023	278,000	294,138
3.00%, 1/20/2023	206,000	217,262
Series GMTN, 2.50%, 5/22/2022	249,000	256,684
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (c)	250,000	251,775
Series MTN, 2.10%, 2/1/2023	400,000	413,572
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	250,823
Natwest Group PLC:
3.88%, 9/12/2023	748,000	811,318
5.13%, 5/28/2024	621,000	696,992
6.00%, 12/19/2023	864,000	985,841
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	210,000	218,444
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	340,000	369,478
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	497,000	516,875
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b) (c)	341,000	406,165
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	591,000	727,013
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	427,000	455,737
5 year CMT + 2.35%, 3.03%, 11/28/2035 (c)	250,000	258,243
Security Description	Principal Amount	Value
Northern Trust Corp.:
1.95%, 5/1/2030	$ 353,000	$ 368,440
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	570,000	623,358
PNC Bank NA:
3.80%, 7/25/2023	163,000	176,508
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (c)	500,000	507,805
Series BKNT, 2.63%, 2/17/2022	178,000	182,379
Series BKNT, 2.70%, 10/22/2029	576,000	631,256
Series BKNT, 2.95%, 2/23/2025	166,000	181,875
Series BKNT, 3.10%, 10/25/2027	195,000	219,151
Series BKNT, 3.25%, 1/22/2028	161,000	183,163
Series BKNT, 4.05%, 7/26/2028	498,000	589,423
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	100,000	106,365
2.55%, 1/22/2030 (b)	200,000	219,040
3.15%, 5/19/2027	203,000	228,943
3.45%, 4/23/2029	396,000	457,245
3.50%, 1/23/2024	637,000	694,400
3.90%, 4/29/2024	258,000	285,384
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	354,030
Regions Financial Corp.:
2.25%, 5/18/2025	100,000	106,045
3.80%, 8/14/2023	283,000	307,281
Royal Bank of Canada:
Series GMTN, 1.95%, 1/17/2023	190,000	196,295
Series GMTN, 2.25%, 11/1/2024 (b)	270,000	287,267
Series GMTN, 2.55%, 7/16/2024	234,000	250,359
Series GMTN, 2.80%, 4/29/2022	1,372,000	1,418,058
Series GMTN, 3.70%, 10/5/2023	614,000	670,224
Series MTN, 0.50%, 10/26/2023	370,000	371,991
Series MTN, 1.15%, 6/10/2025 (b)	655,000	669,227
Royal Bank of Scotland Group PLC 4.80%, 4/5/2026	314,000	371,110
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	432,000	472,042

154

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/28/2022	$ 474,000	$ 489,467
4.50%, 7/17/2025	412,000	467,398
3.50%, 6/7/2024	250,000	270,728
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	273,000	281,414
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	177,000	199,311
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	274,518
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	254,800
Santander UK PLC:
2.10%, 1/13/2023	450,000	464,706
2.88%, 6/18/2024	272,000	291,285
4.00%, 3/13/2024	517,000	571,947
Signature Bank 4.00%, 10/15/2030 (c)	500,000	503,210
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	197,314
3.95%, 7/19/2023	328,000	357,796
3.95%, 1/10/2024	300,000	329,010
Series GMTN, 3.65%, 7/23/2025 (b)	150,000	168,785
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	815,000	835,644
2.13%, 7/8/2030	600,000	625,548
2.14%, 9/23/2030	750,000	754,215
2.35%, 1/15/2025	275,000	291,712
2.45%, 9/27/2024	164,000	174,709
2.63%, 7/14/2026	339,000	368,462
2.70%, 7/16/2024	521,000	556,454
2.72%, 9/27/2029 (b)	195,000	211,717
2.75%, 1/15/2030	300,000	327,828
2.78%, 7/12/2022	322,000	333,966
2.85%, 1/11/2022	358,000	366,979
3.01%, 10/19/2026	108,000	119,724
3.04%, 7/16/2029	552,000	612,897
3.10%, 1/17/2023	380,000	400,858
3.20%, 9/17/2029	275,000	300,226
3.36%, 7/12/2027	139,000	157,237
3.45%, 1/11/2027 (b)	408,000	460,134
3.54%, 1/17/2028	224,000	254,513
3.75%, 7/19/2023	125,000	135,341
3.78%, 3/9/2026 (b)	594,000	676,815
SVB Financial Group 3.13%, 6/5/2030	240,000	270,305
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	435,000	479,353
Synovus Financial Corp. 3.13%, 11/1/2022	126,000	130,652
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	$ 100,000	$ 113,098
Series GMTN, 3.25%, 3/11/2024	284,000	308,444
Series MTN, 0.45%, 9/11/2023	650,000	651,898
Series MTN, 0.75%, 6/12/2023	480,000	484,829
Series MTN, 0.75%, 9/11/2025 (b)	500,000	501,765
Series MTN, 1.15%, 6/12/2025 (b)	465,000	474,546
Series MTN, 1.90%, 12/1/2022	350,000	360,812
Series MTN, 2.65%, 6/12/2024	722,000	773,825
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	100,000	104,995
Series BKNT, 1.50%, 3/10/2025	250,000	258,705
Series BKNT, 2.15%, 12/6/2024	265,000	280,752
Series BKNT, 2.45%, 8/1/2022	189,000	195,088
Series BKNT, 2.75%, 5/1/2023	255,000	268,561
Series BKNT, 2.80%, 5/17/2022	650,000	671,281
Series BKNT, 3.00%, 2/2/2023	429,000	451,312
Series BKNT, 3.30%, 5/15/2026 (b)	206,000	230,572
Series BKNT, 3.63%, 9/16/2025	268,000	301,696
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	320,000	337,334
Series BNKT, 3.20%, 4/1/2024	206,000	223,259
Truist Financial Corp.:
2.70%, 1/27/2022	561,000	574,307
4.00%, 5/1/2025 (b)	215,000	244,311
Series MTN, 1.13%, 8/3/2027	350,000	352,037
Series MTN, 1.20%, 8/5/2025 (b)	240,000	246,010
Series MTN, 1.95%, 6/5/2030 (b)	160,000	167,250
Series MTN, 2.20%, 3/16/2023	234,000	243,147
Series MTN, 2.50%, 8/1/2024	220,000	234,564
Series MTN, 2.85%, 10/26/2024	198,000	214,856

155

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.05%, 6/20/2022	$ 562,000	$ 583,334
Series MTN, 3.70%, 6/5/2025	390,000	441,187
Series MTN, 3.75%, 12/6/2023	149,000	163,712
Series MTN, 3.88%, 3/19/2029 (b)	253,000	296,870
Series MTN, 3.95%, 3/22/2022	235,000	244,607
US Bancorp:
1.45%, 5/12/2025	225,000	233,442
2.40%, 7/30/2024	238,000	253,972
3.38%, 2/5/2024	263,000	286,541
Series DMTN, 3.00%, 7/30/2029	193,000	215,886
Series MTN, 1.38%, 7/22/2030	100,000	100,189
Series MTN, 2.95%, 7/15/2022	422,000	438,462
Series MTN, 3.10%, 4/27/2026 (b)	208,000	232,009
Series MTN, 3.70%, 1/30/2024	268,000	294,905
Series V, 2.38%, 7/22/2026	510,000	553,855
Series V, 2.63%, 1/24/2022	437,000	447,082
Series X, 3.15%, 4/27/2027 (b)	338,000	381,406
US Bank NA:
Series BKNT, 1.80%, 1/21/2022	295,000	299,670
Series BKNT, 2.65%, 5/23/2022	770,000	794,478
Series BKNT, 2.80%, 1/27/2025	100,000	108,770
Series BKNT, 2.85%, 1/23/2023 (b)	249,000	261,639
Series BKNT, 3.40%, 7/24/2023	620,000	666,568
Wachovia Corp. 7.57%, 8/1/2026 (b) (c) (d)	643,000	841,218
Webster Financial Corp. 4.10%, 3/25/2029	272,000	300,000
Wells Fargo & Co.:
3.00%, 4/22/2026	659,000	726,126
3.00%, 10/23/2026	396,000	438,796
3.07%, 1/24/2023	1,469,000	1,510,235
3.90%, 5/1/2045 (b)	540,000	672,084
4.48%, 1/16/2024	347,000	385,649
5.38%, 11/2/2043	731,000	1,011,572
5.61%, 1/15/2044	685,000	965,960
5.95%, 12/1/2086	405,000	537,925
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	357,000	375,753
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	415,000	449,964
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$ 664,000	$ 778,686
Series GMTN, 4.90%, 11/17/2045	765,000	1,018,246
Series M, 3.45%, 2/13/2023	296,000	313,979
Series MTN, 2.63%, 7/22/2022	1,248,000	1,291,955
Series MTN, 3.00%, 2/19/2025	428,000	465,668
Series MTN, 3.30%, 9/9/2024	690,000	755,522
Series MTN, 3.50%, 3/8/2022	875,000	907,121
Series MTN, 3.55%, 9/29/2025	150,000	168,570
Series MTN, 4.10%, 6/3/2026	1,342,000	1,539,757
Series MTN, 4.40%, 6/14/2046	279,000	348,365
Series MTN, 4.65%, 11/4/2044	439,000	560,054
Series MTN, 4.75%, 12/7/2046	725,000	949,286
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	810,000	851,618
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	931,000	983,518
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	575,000	610,822
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	580,000	632,194
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	616,000	683,501
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	507,000	574,781
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	350,000	427,675
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	660,000	936,896
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	981,000	1,008,340
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	1,160,000	1,234,472
Wells Fargo Bank NA:
5.95%, 8/26/2036	165,000	235,331
Series BKNT, 3.55%, 8/14/2023	632,000	682,737

156

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 5.85%, 2/1/2037	$ 166,000	$ 235,718
Series BKNT, 6.60%, 1/15/2038	400,000	609,288
Westpac Banking Corp.:
2.00%, 1/13/2023	298,000	308,308
2.35%, 2/19/2025	801,000	859,697
2.65%, 1/16/2030 (b)	221,000	247,677
2.70%, 8/19/2026	419,000	463,225
2.75%, 1/11/2023	673,000	706,441
2.80%, 1/11/2022	561,000	575,558
2.96%, 11/16/2040	160,000	169,678
3.30%, 2/26/2024	237,000	258,332
3.35%, 3/8/2027	382,000	434,147
3.40%, 1/25/2028	150,000	173,004
3.65%, 5/15/2023	391,000	421,682
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	555,000	630,563
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	210,000	216,342
Wintrust Financial Corp. 4.85%, 6/6/2029	155,000	166,281
Zions Bancorp NA 3.25%, 10/29/2029	112,000	117,700
		308,140,662
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	877,000	1,111,764
4.90%, 2/1/2046	2,029,000	2,636,422
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	110,000	124,531
4.70%, 2/1/2036	50,000	62,536
4.90%, 2/1/2046	407,000	525,775
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	640,000	727,277
4.00%, 4/13/2028 (b)	313,000	368,667
4.15%, 1/23/2025	1,635,000	1,861,137
4.35%, 6/1/2040	850,000	1,040,621
4.38%, 4/15/2038	314,000	387,708
4.44%, 10/6/2048	899,000	1,116,010
4.50%, 6/1/2050	560,000	706,754
4.60%, 4/15/2048	345,500	435,758
4.60%, 6/1/2060	159,000	204,469
4.75%, 1/23/2029	1,001,000	1,234,824
4.90%, 1/23/2031 (b)	1,319,000	1,679,232
4.95%, 1/15/2042	295,000	386,993
5.45%, 1/23/2039	259,000	350,733
5.55%, 1/23/2049	1,229,000	1,743,103
8.20%, 1/15/2039	320,000	548,608
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	66,552
Security Description	Principal Amount	Value
4.00%, 4/15/2038	$ 210,000	$ 259,862
4.50%, 7/15/2045	40,000	54,050
Coca-Cola Co 1.45%, 6/1/2027	100,000	103,243
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	145,000	145,319
1.38%, 3/15/2031	500,000	499,130
1.65%, 6/1/2030	170,000	174,542
1.75%, 9/6/2024	202,000	211,747
2.25%, 9/1/2026	205,000	222,722
2.50%, 6/1/2040	115,000	122,090
2.50%, 3/15/2051	165,000	170,339
2.55%, 6/1/2026	324,000	354,715
2.60%, 6/1/2050	614,000	645,203
2.75%, 6/1/2060	265,000	285,357
2.88%, 10/27/2025 (b)	560,000	622,423
2.90%, 5/25/2027 (b)	174,000	194,605
3.20%, 11/1/2023	255,000	276,497
3.38%, 3/25/2027 (b)	670,000	768,497
3.45%, 3/25/2030	687,000	808,675
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	180,000	180,850
2.75%, 1/22/2030	825,000	893,557
5.25%, 11/26/2043	399,000	560,802
Constellation Brands, Inc.:
2.70%, 5/9/2022	301,000	309,588
3.15%, 8/1/2029	550,000	612,326
3.60%, 2/15/2028	342,000	390,745
4.10%, 2/15/2048	100,000	121,748
4.25%, 5/1/2023	426,000	464,353
4.40%, 11/15/2025	97,000	112,828
4.50%, 5/9/2047	436,000	552,800
4.65%, 11/15/2028	250,000	303,840
4.75%, 11/15/2024	270,000	309,974
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	205,542
2.00%, 4/29/2030	200,000	208,486
2.13%, 4/29/2032	200,000	210,760
2.63%, 4/29/2023	239,000	250,233
3.50%, 9/18/2023	33,000	35,622
3.88%, 5/18/2028 (b)	255,000	299,452
3.88%, 4/29/2043	141,000	176,037
Diageo Captial PLC:
2.13%, 10/24/2024	200,000	210,844
2.38%, 10/24/2029	103,000	110,726
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	132,092
7.45%, 4/15/2035	221,000	369,903
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	674,000	749,717
4.38%, 5/10/2043	375,000	467,659
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	272,000	297,068

157

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.43%, 6/15/2027	$ 126,000	$ 143,326
3.80%, 5/1/2050	175,000	209,447
4.06%, 5/25/2023	330,000	358,608
4.42%, 5/25/2025	202,000	232,910
4.42%, 12/15/2046	300,000	381,669
4.50%, 11/15/2045	433,000	554,305
4.60%, 5/25/2028	242,000	295,228
4.99%, 5/25/2038	151,000	201,870
5.09%, 5/25/2048 (b)	163,000	229,178
Molson Coors Brewing Co.:
3.00%, 7/15/2026	415,000	454,911
4.20%, 7/15/2046 (b)	443,000	506,823
5.00%, 5/1/2042	263,000	328,755
PepsiCo, Inc.:
0.40%, 10/7/2023	105,000	105,553
0.75%, 5/1/2023	277,000	280,573
1.40%, 2/25/2031	155,000	155,955
1.63%, 5/1/2030	181,000	185,713
2.25%, 3/19/2025	494,000	528,644
2.75%, 3/5/2022	395,000	406,415
2.75%, 3/1/2023	193,000	203,468
2.75%, 4/30/2025	298,000	324,495
2.75%, 3/19/2030	720,000	804,701
2.88%, 10/15/2049	172,000	192,150
3.00%, 10/15/2027 (b)	265,000	298,817
3.10%, 7/17/2022	440,000	457,160
3.38%, 7/29/2049	150,000	181,263
3.45%, 10/6/2046	855,000	1,028,753
3.60%, 3/1/2024	117,000	127,906
3.60%, 8/13/2042	270,000	328,855
3.63%, 3/19/2050	600,000	759,900
3.88%, 3/19/2060	300,000	401,052
4.00%, 3/5/2042	535,000	690,289
4.45%, 4/14/2046	380,000	528,143
4.60%, 7/17/2045	160,000	223,973
		43,886,850
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027 (b)	285,000	304,619
2.25%, 8/19/2023 (b)	255,000	267,151
2.45%, 2/21/2030	200,000	214,840
2.60%, 8/19/2026	217,000	236,932
2.65%, 5/11/2022	530,000	545,715
2.77%, 9/1/2053 (e)	1,013,000	1,014,692
3.13%, 5/1/2025	272,000	298,506
3.15%, 2/21/2040	400,000	436,312
3.38%, 2/21/2050	695,000	775,697
3.63%, 5/15/2022	560,000	580,093
3.63%, 5/22/2024	440,000	483,014
4.40%, 5/1/2045	463,000	585,778
4.56%, 6/15/2048	320,000	421,187
4.66%, 6/15/2051	503,000	682,938
4.95%, 10/1/2041	202,000	270,405
5.15%, 11/15/2041	269,000	371,521
Security Description	Principal Amount	Value
Baxalta, Inc.:
4.00%, 6/23/2025	$ 139,000	$ 157,098
5.25%, 6/23/2045	137,000	190,005
Biogen, Inc.:
2.25%, 5/1/2030	110,000	114,452
3.15%, 5/1/2050	210,000	216,892
4.05%, 9/15/2025	540,000	618,781
5.20%, 9/15/2045	533,000	715,446
Gilead Sciences, Inc.:
0.75%, 9/29/2023	235,000	235,618
1.20%, 10/1/2027 (b)	235,000	236,708
1.65%, 10/1/2030 (b)	205,000	205,414
2.60%, 10/1/2040	515,000	520,196
2.80%, 10/1/2050	530,000	529,216
3.50%, 2/1/2025	264,000	291,913
3.65%, 3/1/2026	967,000	1,096,462
3.70%, 4/1/2024	616,000	673,270
4.50%, 2/1/2045	517,000	661,377
4.60%, 9/1/2035	144,000	185,687
4.75%, 3/1/2046	1,113,000	1,476,539
4.80%, 4/1/2044	245,000	323,329
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	140,000	137,991
2.80%, 9/15/2050	125,000	121,054
Royalty Pharma PLC:
0.75%, 9/2/2023 (e)	185,000	185,934
1.20%, 9/2/2025 (e)	180,000	182,869
1.75%, 9/2/2027 (e)	215,000	221,050
2.20%, 9/2/2030 (b) (e)	105,000	107,794
3.30%, 9/2/2040 (e)	660,000	694,921
3.55%, 9/2/2050 (e)	160,000	170,507
		17,759,923
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
1.92%, 2/15/2023	330,000	340,009
2.24%, 2/15/2025	660,000	698,293
2.72%, 2/15/2030	250,000	267,260
3.38%, 4/5/2040	200,000	219,304
3.58%, 4/5/2050	430,000	480,946
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	350,000	381,889
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	112,713
4.50%, 2/15/2047	244,000	320,306
4.63%, 7/2/2044	284,000	368,788
5.13%, 9/14/2045	21,000	28,786
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	85,000	86,663

158

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lennox International, Inc.:
1.35%, 8/1/2025	$ 135,000	$ 137,988
1.70%, 8/1/2027	100,000	102,105
3.00%, 11/15/2023	25,000	26,327
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	270,754
4.25%, 7/2/2024	130,000	144,780
Series CB, 2.50%, 3/15/2030	347,000	369,548
Masco Corp.:
2.00%, 10/1/2030	125,000	127,340
3.50%, 11/15/2027	30,000	33,953
4.38%, 4/1/2026	110,000	128,703
4.50%, 5/15/2047	275,000	346,220
5.95%, 3/15/2022	120,000	127,574
Owens Corning:
3.40%, 8/15/2026	86,000	94,821
3.88%, 6/1/2030	200,000	230,624
3.95%, 8/15/2029	155,000	178,507
4.30%, 7/15/2047	94,000	112,348
4.40%, 1/30/2048	315,000	380,148
Vulcan Materials Co.:
3.50%, 6/1/2030	200,000	228,844
3.90%, 4/1/2027	64,000	74,609
4.50%, 4/1/2025 (b)	135,000	154,869
4.50%, 6/15/2047	299,000	369,576
		6,944,595
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	135,533
1.85%, 5/15/2027	610,000	645,276
2.05%, 5/15/2030	270,000	288,268
2.70%, 5/15/2040	238,500	256,471
2.75%, 2/3/2023	100,000	104,875
2.80%, 5/15/2050	145,000	159,352
Cabot Corp.:
3.70%, 7/15/2022	100,000	103,505
4.00%, 7/1/2029	95,000	102,192
Celanese US Holdings LLC 4.63%, 11/15/2022	106,000	113,795
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	511,765
3.60%, 11/15/2050	500,000	560,625
4.38%, 11/15/2042	110,000	135,117
4.63%, 10/1/2044	140,000	175,036
4.80%, 11/30/2028	81,000	99,674
4.80%, 5/15/2049 (b)	500,000	688,210
5.25%, 11/15/2041	400,000	530,332
7.38%, 11/1/2029	281,000	400,644
9.40%, 5/15/2039	84,000	150,757
DowDuPont, Inc. 5.32%, 11/15/2038	346,000	468,972
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	600,000	607,926
Security Description	Principal Amount	Value
4.21%, 11/15/2023	$ 580,000	$ 640,407
4.49%, 11/15/2025	367,000	428,788
4.73%, 11/15/2028	333,000	409,244
5.42%, 11/15/2048	500,000	723,450
Eastman Chemical Co.:
3.60%, 8/15/2022	149,000	155,192
4.65%, 10/15/2044	267,000	337,640
4.80%, 9/1/2042	102,000	129,164
Ecolab, Inc.:
1.30%, 1/30/2031	195,000	192,995
2.13%, 8/15/2050 (b)	100,000	95,477
2.38%, 8/10/2022	131,000	135,066
2.70%, 11/1/2026	178,000	197,751
3.25%, 12/1/2027	153,000	173,424
4.80%, 3/24/2030	229,000	292,550
5.50%, 12/8/2041	128,000	184,361
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	230,000	244,764
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	109,323
FMC Corp.:
3.20%, 10/1/2026	170,000	189,531
3.45%, 10/1/2029	100,000	113,937
4.50%, 10/1/2049	180,000	233,377
Huntsman International LLC 4.50%, 5/1/2029	125,000	144,676
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	475,000	578,707
Linde, Inc.:
2.00%, 8/10/2050 (b)	80,000	74,464
2.45%, 2/15/2022 (b)	207,000	210,859
3.20%, 1/30/2026	258,000	288,939
Lubrizol Corp. 6.50%, 10/1/2034	70,000	108,192
LYB International Finance B.V.:
4.00%, 7/15/2023	715,000	777,169
4.88%, 3/15/2044	125,000	157,529
LYB International Finance III LLC:
1.25%, 10/1/2025 (b)	160,000	162,811
2.25%, 10/1/2030	155,000	159,484
3.38%, 10/1/2040	200,000	213,358
3.63%, 4/1/2051	290,000	316,726
3.80%, 10/1/2060	200,000	214,228
4.20%, 10/15/2049	200,000	233,794
LyondellBasell Industries NV:
4.63%, 2/26/2055	188,000	227,001
5.75%, 4/15/2024	306,000	352,264
Mosaic Co.:
3.25%, 11/15/2022	210,000	219,612
4.05%, 11/15/2027	116,000	131,441
4.25%, 11/15/2023	191,000	208,626
4.88%, 11/15/2041	280,000	325,909

159

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nutrien, Ltd.:
1.90%, 5/13/2023	$ 70,000	$ 72,367
2.95%, 5/13/2030	200,000	220,370
3.00%, 4/1/2025	110,000	119,244
3.15%, 10/1/2022	300,000	312,231
3.63%, 3/15/2024	140,000	151,984
3.95%, 5/13/2050	200,000	242,228
4.00%, 12/15/2026	138,000	160,331
4.13%, 3/15/2035	160,000	190,626
4.90%, 6/1/2043	190,000	244,293
5.00%, 4/1/2049	115,000	158,363
5.63%, 12/1/2040	200,000	275,620
5.88%, 12/1/2036	260,000	350,542
6.13%, 1/15/2041	268,000	385,119
PPG Industries, Inc.:
2.40%, 8/15/2024 (b)	168,000	178,048
2.55%, 6/15/2030 (b)	100,000	107,532
2.80%, 8/15/2029	140,000	153,525
3.20%, 3/15/2023	100,000	105,760
Praxair, Inc.:
1.10%, 8/10/2030	117,000	115,765
3.55%, 11/7/2042	326,000	394,845
Rohm & Haas Co. 7.85%, 7/15/2029	244,000	339,177
RPM International, Inc.:
3.75%, 3/15/2027 (b)	281,000	311,427
4.25%, 1/15/2048	100,000	111,055
5.25%, 6/1/2045	285,000	351,730
Sherwin-Williams Co.:
2.30%, 5/15/2030	120,000	126,216
2.95%, 8/15/2029	406,000	448,715
3.30%, 5/15/2050	200,000	225,058
3.45%, 8/1/2025	95,000	104,899
3.45%, 6/1/2027	388,000	439,728
3.80%, 8/15/2049	400,000	485,036
4.00%, 12/15/2042	108,000	127,124
Syngenta Finance NV 3.13%, 3/28/2022 (b)	611,000	620,776
Westlake Chemical Corp. 4.38%, 11/15/2047	172,000	203,842
		24,164,131
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	124,000	139,082
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	270,000	269,776
3.38%, 9/15/2025	126,000	141,658
Block Financial LLC 3.88%, 8/15/2030	424,000	457,555
California Institute of Technology 3.65%, 9/1/2119	105,000	117,840
Security Description	Principal Amount	Value
Cintas Corp. No. 2:
2.90%, 4/1/2022	$ 57,000	$ 58,659
3.25%, 6/1/2022	145,000	149,781
Duke University:
Series 2020, 2.68%, 10/1/2044	76,000	79,533
Series 2020, 2.83%, 10/1/2055	210,000	228,190
Emory University:
Series 2020, 2.14%, 9/1/2030	65,000	68,236
Series 2020, 2.97%, 9/1/2050 (b)	82,000	88,409
Equifax, Inc.:
2.60%, 12/15/2025	429,000	463,719
3.95%, 6/15/2023	150,000	162,075
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	25,425
Series 2020, 2.82%, 6/1/2070	45,000	48,106
George Washington University Series 2014, 4.30%, 9/15/2044	60,000	75,035
Georgetown University:
Series A, 5.22%, 10/1/2118	130,000	187,402
Series B, 4.32%, 4/1/2049 (b)	100,000	127,219
Global Payments, Inc.:
2.65%, 2/15/2025	147,000	157,528
2.90%, 5/15/2030	115,000	125,103
3.20%, 8/15/2029	254,000	282,105
4.00%, 6/1/2023	300,000	324,432
4.15%, 8/15/2049	517,000	634,736
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	334,313
Leland Stanford Junior University:
1.29%, 6/1/2027 (b)	35,000	35,930
2.41%, 6/1/2050	120,000	123,200
3.65%, 5/1/2048	100,000	126,514
Massachusetts Institute of Technology:
3.89%, 7/1/2116	209,000	265,486
4.68%, 7/1/2114	330,000	495,218
5.60%, 7/1/2111	249,000	436,873
Series F, 2.99%, 7/1/2050 (b)	350,000	403,368
Moody's Corp.:
2.55%, 8/18/2060	125,000	117,173
2.63%, 1/15/2023	115,000	119,980
4.88%, 2/15/2024	123,000	137,951
4.88%, 12/17/2048	222,000	301,554
5.25%, 7/15/2044	189,000	260,627

160

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Northeastern University Series 2020, 2.89%, 10/1/2050	$ 165,000	$ 173,276
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	283,718
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	112,687
1.65%, 6/1/2025	189,000	197,664
2.20%, 9/26/2022	264,000	272,736
2.30%, 6/1/2030 (b)	160,000	171,451
2.40%, 10/1/2024	475,000	507,690
2.65%, 10/1/2026	380,000	417,582
2.85%, 10/1/2029	250,000	277,920
3.25%, 6/1/2050	236,000	271,206
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	205,968
3.30%, 7/15/2056	237,500	294,006
Quanta Services, Inc. 2.90%, 10/1/2030	250,000	268,435
RELX Capital, Inc.:
3.00%, 5/22/2030	150,000	166,820
3.50%, 3/16/2023	227,000	241,503
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	150,000	153,902
S&P Global, Inc.:
1.25%, 8/15/2030	50,000	49,196
2.30%, 8/15/2060	65,000	61,223
3.25%, 12/1/2049	262,000	303,933
4.00%, 6/15/2025	211,000	240,299
Total System Services, Inc. 4.45%, 6/1/2028	113,000	133,845
Trustees of Boston College 3.13%, 7/1/2052	160,000	174,846
Trustees of Boston University Series CC, 4.06%, 10/1/2048	225,000	284,600
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	100,000	113,751
Series 2020, 2.40%, 10/1/2050	210,000	212,728
University of Chicago:
Series 20B, 2.76%, 4/1/2045	30,000	30,987
Series C, 2.55%, 4/1/2050	115,000	114,886
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	362,000	445,684
University of Southern California:
2.81%, 10/1/2050	118,000	127,903
3.03%, 10/1/2039	100,000	109,721
Security Description	Principal Amount	Value
Series A, 3.23%, 10/1/2120	$ 175,000	$ 176,414
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	116,535
4.13%, 3/15/2029	307,000	369,459
William Marsh Rice University 3.77%, 5/15/2055	85,000	110,620
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	203,106
Series 2020, 1.48%, 4/15/2030	195,000	199,776
Series 2020, 2.40%, 4/15/2050	200,000	206,594
		15,372,461
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030	250,000	263,253
Apple, Inc.:
0.55%, 8/20/2025 (b)	598,000	600,649
0.75%, 5/11/2023	200,000	202,486
1.13%, 5/11/2025	337,000	346,530
1.25%, 8/20/2030	355,000	354,624
1.65%, 5/11/2030	195,000	200,731
1.70%, 9/11/2022	231,000	236,840
1.80%, 9/11/2024 (b)	200,000	209,938
2.05%, 9/11/2026	607,000	649,478
2.10%, 9/12/2022	288,000	296,761
2.15%, 2/9/2022	1,049,000	1,070,914
2.20%, 9/11/2029	262,000	282,994
2.30%, 5/11/2022	433,000	444,617
2.40%, 1/13/2023	547,000	569,804
2.40%, 5/3/2023	267,000	280,043
2.40%, 8/20/2050 (b)	140,000	142,839
2.45%, 8/4/2026	852,000	928,476
2.50%, 2/9/2022	473,000	483,813
2.65%, 5/11/2050	280,000	297,598
2.70%, 5/13/2022	206,000	212,901
2.75%, 1/13/2025	377,000	409,222
2.85%, 2/23/2023	201,000	211,289
2.85%, 5/11/2024	487,000	524,898
2.95%, 9/11/2049	222,000	248,851
3.00%, 2/9/2024	624,000	671,449
3.00%, 6/20/2027 (b)	502,000	565,749
3.00%, 11/13/2027	1,069,000	1,206,260
3.20%, 5/13/2025	504,000	562,530
3.20%, 5/11/2027	30,000	33,975
3.25%, 2/23/2026	149,000	167,066
3.35%, 2/9/2027	750,000	853,770
3.45%, 5/6/2024	666,000	733,506
3.45%, 2/9/2045	1,040,000	1,261,302
3.75%, 9/12/2047	771,000	972,563
3.75%, 11/13/2047	455,000	574,424
3.85%, 5/4/2043	730,000	927,750
3.85%, 8/4/2046	483,000	621,177

161

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 2/9/2047	$ 135,000	$ 183,198
4.38%, 5/13/2045	329,000	452,266
4.50%, 2/23/2036	320,000	431,347
4.65%, 2/23/2046	299,000	426,769
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (e)	298,000	328,780
4.90%, 10/1/2026 (e)	403,000	475,850
5.30%, 10/1/2029 (e)	396,000	485,207
5.45%, 6/15/2023 (e)	162,000	179,224
5.85%, 7/15/2025 (e)	445,000	531,993
6.02%, 6/15/2026 (e)	400,000	488,288
6.20%, 7/15/2030 (b) (e)	675,000	873,720
8.10%, 7/15/2036 (e)	215,000	316,091
8.35%, 7/15/2046 (e)	795,000	1,198,892
DXC Technology Co. 4.75%, 4/15/2027 (b)	240,000	274,841
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	492,000	535,670
3.70%, 4/1/2022	192,000	196,147
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	300,000	307,869
1.75%, 4/1/2026 (b)	315,000	326,409
2.25%, 4/1/2023	384,000	398,749
4.40%, 10/15/2022	372,000	395,131
4.45%, 10/2/2023	460,000	506,598
6.35%, 10/15/2045	581,000	766,990
HP, Inc.:
2.20%, 6/17/2025	1,043,000	1,104,297
3.00%, 6/17/2027	350,000	386,092
3.40%, 6/17/2030	200,000	222,742
4.05%, 9/15/2022	301,000	319,235
IBM Credit LLC:
2.20%, 9/8/2022	100,000	103,171
3.00%, 2/6/2023	566,000	597,334
International Business Machines Corp.:
1.95%, 5/15/2030	220,000	226,780
2.85%, 5/15/2040	310,000	332,587
2.88%, 11/9/2022	1,116,000	1,170,070
2.95%, 5/15/2050	331,000	352,657
3.00%, 5/15/2024	1,047,000	1,134,309
3.30%, 5/15/2026	1,579,000	1,784,459
3.45%, 2/19/2026	351,000	397,802
3.63%, 2/12/2024	874,000	957,834
4.00%, 6/20/2042	283,000	352,312
4.15%, 5/15/2039	350,000	443,656
4.25%, 5/15/2049	468,000	613,702
7.13%, 12/1/2096	350,000	601,615
Leidos, Inc.:
2.30%, 2/15/2031 (e)	110,000	112,638
2.95%, 5/15/2023 (e)	131,000	137,846
3.63%, 5/15/2025 (e)	194,000	216,884
4.38%, 5/15/2030 (e)	40,000	47,948
Security Description	Principal Amount	Value
NetApp, Inc.:
1.88%, 6/22/2025	$ 220,000	$ 230,146
2.38%, 6/22/2027	150,000	160,106
2.70%, 6/22/2030	150,000	161,423
3.30%, 9/29/2024	200,000	217,660
Seagate HDD Cayman 4.09%, 6/1/2029 (e)	194,000	207,784
		41,294,188
CONSTRUCTION MATERIALS — 0.0% (a)
Carrier Global Corp. 2.49%, 2/15/2027	165,000	177,984
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	132,748
Series MTN, 3.25%, 3/15/2024	230,000	250,776
Series MTN, 3.70%, 8/1/2047	223,000	290,799
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	112,000	118,219
2.38%, 12/1/2029	135,000	146,085
3.13%, 12/1/2049 (b)	445,000	513,597
3.15%, 3/15/2027	163,000	182,809
4.15%, 3/15/2047 (b)	415,000	546,991
Procter & Gamble Co.:
0.55%, 10/29/2025	150,000	151,295
1.20%, 10/29/2030	150,000	149,972
2.15%, 8/11/2022	105,000	108,262
2.45%, 11/3/2026	284,000	313,510
3.00%, 3/25/2030	2,000,000	2,300,440
3.10%, 8/15/2023	233,000	250,293
Unilever Capital Corp.:
0.38%, 9/14/2023	115,000	115,307
1.38%, 9/14/2030	210,000	210,913
2.00%, 7/28/2026	187,000	199,535
2.60%, 5/5/2024	194,000	206,944
2.90%, 5/5/2027	151,000	168,117
3.00%, 3/7/2022	308,000	317,868
3.38%, 3/22/2025	116,000	128,516
3.50%, 3/22/2028 (b)	287,000	333,672
5.90%, 11/15/2032	683,000	1,003,716
		8,140,384
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	118,508
4.20%, 5/15/2047	250,000	318,365
4.60%, 6/15/2045	317,000	422,469
		859,342

162

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	$ 235,000	$ 244,062
3.15%, 2/15/2024	200,000	210,016
3.50%, 5/26/2022	28,000	28,908
3.88%, 1/23/2028 (b)	203,000	218,264
4.45%, 10/1/2025	217,000	241,721
4.45%, 4/3/2026	200,000	224,294
4.50%, 9/15/2023	299,000	323,871
4.63%, 7/1/2022	335,000	352,216
4.63%, 10/15/2027 (b)	230,000	260,447
6.50%, 7/15/2025	490,000	585,775
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	111,146
Air Lease Corp.:
2.25%, 1/15/2023	122,000	125,277
2.63%, 7/1/2022	156,000	160,026
2.75%, 1/15/2023	100,000	103,254
3.00%, 9/15/2023	223,000	234,306
3.13%, 12/1/2030	150,000	156,000
3.25%, 3/1/2025 (b)	248,000	264,663
3.25%, 10/1/2029	150,000	158,254
3.38%, 7/1/2025	125,000	135,028
3.50%, 1/15/2022	159,000	163,323
3.75%, 2/1/2022	216,000	221,817
4.63%, 10/1/2028	300,000	343,179
Series GMTN, 3.75%, 6/1/2026	175,000	193,063
Series MTN, 2.30%, 2/1/2025	250,000	258,770
Series MTN, 2.88%, 1/15/2026	295,000	312,113
Series MTN, 3.00%, 2/1/2030 (b)	269,000	275,946
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	127,541
4.25%, 6/15/2026	160,000	169,494
4.40%, 9/25/2023	40,000	42,684
5.00%, 4/1/2023	177,000	189,845
5.50%, 2/15/2022	120,000	125,484
Ally Financial, Inc.:
1.45%, 10/2/2023	495,000	505,266
3.88%, 5/21/2024	150,000	164,460
4.63%, 3/30/2025 (b)	185,000	210,865
5.13%, 9/30/2024	235,000	270,774
8.00%, 11/1/2031	627,000	894,961
American Express Co.:
2.50%, 8/1/2022	669,000	690,656
2.50%, 7/30/2024	252,000	269,209
2.65%, 12/2/2022	309,000	322,661
2.75%, 5/20/2022	191,000	197,005
3.00%, 10/30/2024	274,000	298,970
Security Description	Principal Amount	Value
3.13%, 5/20/2026	$ 330,000	$ 370,966
3.40%, 2/22/2024	436,000	475,236
3.63%, 12/5/2024	230,000	255,482
3.70%, 8/3/2023	602,000	652,056
4.20%, 11/6/2025	263,000	305,811
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	132,000	135,394
Series MTN, 3.30%, 5/3/2027	489,000	556,149
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	288,000	319,283
3.00%, 3/22/2022	215,000	221,932
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	150,000	149,144
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	52,290
5.38%, 7/24/2023	110,000	119,420
BlackRock, Inc.:
1.90%, 1/28/2031	144,000	150,818
2.40%, 4/30/2030	296,000	323,457
3.20%, 3/15/2027	508,000	574,111
3.25%, 4/30/2029 (b)	743,000	857,437
3.50%, 3/18/2024	495,000	544,525
Blackstone/GSO Secured Lending Fund:
3.63%, 1/15/2026 (e)	100,000	102,924
3.65%, 7/14/2023 (e)	247,000	256,882
BOC Aviation, Ltd. Series GMTN, 3.00%, 5/23/2022	220,000	224,616
Brookfield Finance LLC 3.45%, 4/15/2050	225,000	238,612
Brookfield Finance, Inc.:
3.50%, 3/30/2051	250,000	267,200
3.90%, 1/25/2028	299,000	345,010
4.25%, 6/2/2026	185,000	215,294
4.35%, 4/15/2030	423,000	507,033
4.70%, 9/20/2047	202,000	257,398
4.85%, 3/29/2029	175,000	214,545
Capital One Bank USA NA 3.38%, 2/15/2023	546,000	578,007
Capital One Financial Corp.:
2.60%, 5/11/2023	206,000	215,904
3.20%, 1/30/2023	263,000	277,578
3.30%, 10/30/2024	862,000	947,424
3.65%, 5/11/2027	250,000	286,767
3.75%, 7/28/2026	33,000	37,315
3.75%, 3/9/2027	460,000	526,645
3.80%, 1/31/2028	1,196,000	1,381,332
3.90%, 1/29/2024	226,000	247,416
4.20%, 10/29/2025	355,000	404,735
Cboe Global Markets, Inc. 1.63%, 12/15/2030	600,000	606,462

163

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Charles Schwab Corp.:
0.90%, 3/11/2026	$ 200,000	$ 202,692
1.65%, 3/11/2031	400,000	403,672
2.65%, 1/25/2023	654,000	685,137
3.00%, 3/10/2025	118,000	128,848
3.20%, 3/2/2027	508,000	571,480
3.20%, 1/25/2028 (b)	209,000	238,256
3.25%, 5/22/2029 (b)	120,000	137,557
3.45%, 2/13/2026 (b)	198,000	223,857
CI Financial Corp. 3.20%, 12/17/2030	500,000	511,685
CME Group, Inc.:
3.00%, 3/15/2025	271,000	297,311
3.75%, 6/15/2028	260,000	308,576
4.15%, 6/15/2048	135,000	182,327
5.30%, 9/15/2043	230,000	342,557
Credit Suisse USA, Inc. 7.13%, 7/15/2032	283,000	440,071
Discover Financial Services:
3.75%, 3/4/2025	124,000	136,580
4.10%, 2/9/2027	279,000	322,563
4.50%, 1/30/2026	177,000	204,814
Eaton Vance Corp. 3.50%, 4/6/2027	169,000	188,023
Franklin Resources, Inc.:
1.60%, 10/30/2030	400,000	397,988
2.85%, 3/30/2025	417,000	454,430
GE Capital Funding LLC:
3.45%, 5/15/2025 (e)	450,000	497,115
4.05%, 5/15/2027 (e)	275,000	314,297
4.40%, 5/15/2030 (e)	350,000	412,338
4.55%, 5/15/2032 (e)	295,000	353,336
GE Capital International Funding Co. 4.42%, 11/15/2035	2,629,000	3,137,659
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	435,000	483,494
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	175,000	176,412
1.85%, 9/15/2032	265,000	267,035
2.10%, 6/15/2030	220,000	230,364
2.35%, 9/15/2022	150,000	154,706
2.65%, 9/15/2040	265,000	271,813
3.00%, 6/15/2050	217,000	229,996
3.00%, 9/15/2060	255,000	265,674
3.10%, 9/15/2027	276,000	308,673
3.45%, 9/21/2023	165,000	177,857
3.75%, 12/1/2025	265,000	300,950
3.75%, 9/21/2028	202,000	236,201
4.00%, 10/15/2023	154,000	169,017
4.25%, 9/21/2048	190,000	240,876
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	113,023
4.00%, 1/30/2024	240,000	263,858
Security Description	Principal Amount	Value
Janus Capital Group, Inc. 4.88%, 8/1/2025 (b)	$ 230,000	$ 263,826
Jefferies Group LLC:
2.75%, 10/15/2032	210,000	220,204
5.13%, 1/20/2023	136,000	148,655
6.45%, 6/8/2027	100,000	126,754
6.50%, 1/20/2043	173,000	237,055
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	263,000	307,313
4.85%, 1/15/2027	164,000	193,176
Lazard Group LLC:
3.63%, 3/1/2027	275,000	305,126
3.75%, 2/13/2025	76,000	84,250
Mastercard, Inc.:
2.00%, 3/3/2025	260,000	275,938
2.95%, 11/21/2026	391,000	437,279
2.95%, 6/1/2029	446,000	502,325
3.35%, 3/26/2030	315,000	367,110
3.38%, 4/1/2024	211,000	231,435
3.50%, 2/26/2028	30,000	34,730
3.65%, 6/1/2049	339,000	420,455
3.80%, 11/21/2046	182,000	230,285
3.85%, 3/26/2050	423,000	546,732
3.95%, 2/26/2048	315,000	408,048
Nasdaq, Inc.:
0.45%, 12/21/2022	100,000	100,090
1.65%, 1/15/2031	250,000	247,677
2.50%, 12/21/2040	350,000	346,136
3.85%, 6/30/2026	108,000	124,040
4.25%, 6/1/2024	100,000	110,998
Nomura Holdings, Inc.:
1.85%, 7/16/2025	200,000	208,016
2.65%, 1/16/2025	155,000	165,396
2.68%, 7/16/2030	450,000	476,424
3.10%, 1/16/2030	450,000	491,157
ORIX Corp.:
2.90%, 7/18/2022	94,000	97,317
3.25%, 12/4/2024	195,000	212,505
3.70%, 7/18/2027 (b)	56,000	63,874
4.05%, 1/16/2024	98,000	107,445
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	213,780
Raymond James Financial, Inc.:
3.63%, 9/15/2026	245,000	282,328
4.95%, 7/15/2046	240,000	327,946
Stifel Financial Corp. 4.00%, 5/15/2030	254,000	289,806
Synchrony Financial:
3.70%, 8/4/2026	313,000	346,669
4.25%, 8/15/2024	268,000	294,355
4.38%, 3/19/2024	229,000	252,214
4.50%, 7/23/2025	366,000	411,915

164

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 3/19/2029	$ 134,000	$ 162,064
Visa, Inc.:
0.75%, 8/15/2027 (b)	235,000	234,267
1.10%, 2/15/2031	250,000	245,527
1.90%, 4/15/2027 (b)	156,000	165,808
2.00%, 8/15/2050	210,000	199,760
2.05%, 4/15/2030	1,385,000	1,480,980
2.75%, 9/15/2027	746,000	830,813
2.80%, 12/14/2022	1,556,000	1,628,774
3.15%, 12/14/2025	488,000	547,355
4.15%, 12/14/2035	443,000	575,298
Western Union Co.:
2.85%, 1/10/2025	200,000	214,944
3.60%, 3/15/2022	150,000	154,883
		56,522,599
ELECTRIC — 2.2%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	430,000	448,959
AEP Transmission Co. LLC:
3.80%, 6/15/2049	225,000	275,627
4.00%, 12/1/2046	527,000	657,090
AES Corp.:
1.38%, 1/15/2026 (e)	385,000	388,257
2.45%, 1/15/2031 (e)	500,000	506,360
Alabama Power Co.:
3.45%, 10/1/2049	236,000	277,883
3.85%, 12/1/2042	69,000	84,534
Series 17A, 2.45%, 3/30/2022	832,000	852,567
Series 20-A, 1.45%, 9/15/2030	250,000	252,150
Series A, 4.30%, 7/15/2048	25,000	33,321
Ameren Corp. 2.50%, 9/15/2024	100,000	106,582
Ameren Illinois Co.:
1.55%, 11/15/2030	85,000	85,688
2.70%, 9/1/2022	550,000	568,271
3.70%, 12/1/2047	140,000	171,675
American Electric Power Co., Inc.:
3.20%, 11/13/2027 (b)	214,000	239,892
Series J, 4.30%, 12/1/2028	295,000	352,962
Series M, 0.75%, 11/1/2023	35,000	35,060
Series N, 1.00%, 11/1/2025 (b)	125,000	126,545
Appalachian Power Co.:
Series Y, 4.50%, 3/1/2049	100,000	131,856
Series Z, 3.70%, 5/1/2050	200,000	239,946
Arizona Public Service Co.:
2.60%, 8/15/2029 (b)	200,000	218,114
2.65%, 9/15/2050 (b)	160,000	165,434
2.95%, 9/15/2027 (b)	108,000	118,897
3.15%, 5/15/2025	350,000	384,366
Security Description	Principal Amount	Value
3.35%, 5/15/2050	$ 105,000	$ 122,180
3.50%, 12/1/2049	125,000	148,086
3.75%, 5/15/2046	130,000	158,153
4.25%, 3/1/2049	100,000	129,434
Avangrid, Inc.:
3.15%, 12/1/2024	373,000	406,611
3.20%, 4/15/2025	239,000	261,939
3.80%, 6/1/2029	202,000	232,591
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	100,000	107,240
3.20%, 9/15/2049 (b)	340,000	382,146
3.50%, 8/15/2046	96,000	111,533
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (e)	105,000	104,924
2.85%, 5/15/2051 (e)	150,000	153,942
3.70%, 7/15/2030 (e)	500,000	592,115
3.75%, 11/15/2023	239,000	260,336
3.80%, 7/15/2048	345,000	412,534
4.25%, 10/15/2050 (e)	420,000	541,846
4.45%, 1/15/2049	500,000	660,660
6.13%, 4/1/2036	491,000	725,045
Black Hills Corp.:
2.50%, 6/15/2030	125,000	131,571
3.15%, 1/15/2027	50,000	54,366
4.25%, 11/30/2023	257,000	281,772
4.35%, 5/1/2033	170,000	205,715
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	290,000	367,218
4.50%, 4/1/2044	230,000	306,201
Series AA, 3.00%, 2/1/2027	354,000	390,345
Series AD, 2.90%, 7/1/2050	120,000	130,814
Series K2, 6.95%, 3/15/2033	271,000	402,852
Series Z, 2.40%, 9/1/2026	150,000	161,858
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	220,000	227,423
2.50%, 9/1/2024	100,000	106,287
2.95%, 3/1/2030	350,000	382,399
3.85%, 2/1/2024	98,000	107,226
4.25%, 11/1/2028	120,000	142,349
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	239,000	264,332
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	215,000	264,310
CMS Energy Corp.:
4.88%, 3/1/2044	405,000	537,160
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	150,000	168,927
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	109,577

165

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 6/15/2046	$ 134,000	$ 159,619
3.70%, 8/15/2028	127,000	150,223
4.00%, 3/1/2048	110,000	139,281
4.00%, 3/1/2049	372,000	474,813
4.70%, 1/15/2044	77,000	103,058
5.90%, 3/15/2036	100,000	144,333
6.45%, 1/15/2038	150,000	230,330
Series 123, 3.75%, 8/15/2047	450,000	547,380
Series 127, 3.20%, 11/15/2049	315,000	354,252
Connecticut Light & Power Co.:
4.00%, 4/1/2048	98,000	127,448
Series A, 0.75%, 12/1/2025	400,000	403,060
Series A, 3.20%, 3/15/2027	161,000	181,434
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (b)	100,000	115,760
3.85%, 6/15/2046	575,000	672,888
4.45%, 3/15/2044	302,000	378,859
4.50%, 12/1/2045	275,000	351,651
4.50%, 5/15/2058	205,000	271,350
Series 09-C, 5.50%, 12/1/2039	358,000	495,393
Series 2017, 3.88%, 6/15/2047	155,000	183,235
Series 20A, 3.35%, 4/1/2030	200,000	228,910
Series 20B, 3.95%, 4/1/2050	291,000	354,243
Series A, 4.13%, 5/15/2049	295,000	363,484
Series B, 3.13%, 11/15/2027	464,000	519,054
Series C, 3.00%, 12/1/2060	95,000	96,752
Series C, 4.30%, 12/1/2056	225,000	286,574
Series E, 4.65%, 12/1/2048	150,000	199,112
Consumers Energy Co.:
0.35%, 6/1/2023	65,000	65,020
2.50%, 5/1/2060	165,000	165,122
3.10%, 8/15/2050	222,000	255,167
3.50%, 8/1/2051	342,000	418,793
3.95%, 5/15/2043	100,000	124,702
4.05%, 5/15/2048 (b)	140,000	182,617
Dayton Power & Light Co. 3.95%, 6/15/2049	125,000	145,721
Delmarva Power & Light Co. 3.50%, 11/15/2023	137,000	148,063
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	100,000	147,947
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c) (d)	$ 656,000	$ 708,893
3.90%, 10/1/2025	235,000	267,228
4.25%, 6/1/2028	310,000	371,845
7.00%, 6/15/2038	555,000	850,554
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	116,640
Series A, 4.60%, 3/15/2049	365,000	489,826
Series B, 5.95%, 6/15/2035	302,000	421,664
Series D, 2.85%, 8/15/2026	441,000	485,739
Series F, 5.25%, 8/1/2033	293,000	384,472
DTE Electric Co.:
3.70%, 6/1/2046	100,000	121,312
3.75%, 8/15/2047	100,000	125,269
3.95%, 3/1/2049	142,000	183,194
Series A, 4.05%, 5/15/2048 (b)	207,000	271,594
DTE Energy Co.:
2.95%, 3/1/2030	300,000	329,481
6.38%, 4/15/2033	629,000	900,388
Series B, 2.60%, 6/15/2022	278,000	286,651
Series C, 2.53%, 10/1/2024	508,000	542,514
Series D, 3.70%, 8/1/2023	359,000	387,853
Series H, 0.55%, 11/1/2022	160,000	160,560
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	70,000	73,046
2.95%, 12/1/2026	232,000	260,125
3.75%, 6/1/2045	261,000	312,968
4.00%, 9/30/2042	331,000	407,084
4.25%, 12/15/2041	294,000	372,524
6.05%, 4/15/2038	120,000	179,735
Duke Energy Corp.:
0.90%, 9/15/2025	95,000	95,291
2.40%, 8/15/2022	159,000	163,899
2.45%, 6/1/2030	530,000	564,720
2.65%, 9/1/2026	361,000	393,349
3.05%, 8/15/2022	315,000	326,233
3.15%, 8/15/2027	278,000	310,912
3.40%, 6/15/2029	350,000	397,110
3.75%, 4/15/2024	406,000	447,018
3.75%, 9/1/2046	349,500	405,637
3.95%, 8/15/2047	380,000	458,717
4.20%, 6/15/2049	240,000	303,384
4.80%, 12/15/2045	269,000	355,249
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	137,547
2.50%, 12/1/2029	115,000	125,334
3.20%, 1/15/2027	175,000	195,746
3.80%, 7/15/2028	390,000	458,418

166

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 7/15/2048	$ 263,000	$ 339,167
Duke Energy Indiana LLC:
2.75%, 4/1/2050	240,000	251,414
6.12%, 10/15/2035	100,000	141,702
6.35%, 8/15/2038	221,000	339,233
Series WWW, 4.90%, 7/15/2043	177,000	240,120
Series YYY, 3.25%, 10/1/2049	100,000	113,478
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (b)	310,000	323,696
3.70%, 6/15/2046	558,000	662,000
3.80%, 9/1/2023	150,000	161,982
4.30%, 2/1/2049	195,000	251,166
Duke Energy Progress LLC:
3.25%, 8/15/2025	229,000	255,209
3.60%, 9/15/2047	354,000	426,131
4.10%, 3/15/2043	100,000	124,460
4.15%, 12/1/2044	235,000	299,597
4.20%, 8/15/2045	222,000	284,651
Edison International:
2.40%, 9/15/2022	110,000	112,516
2.95%, 3/15/2023	387,000	402,530
3.13%, 11/15/2022	75,000	77,895
3.55%, 11/15/2024	236,000	255,895
Emera US Finance L.P. 3.55%, 6/15/2026	239,000	268,395
Enel Americas SA 4.00%, 10/25/2026 (b)	51,000	57,445
Enel Chile SA 4.88%, 6/12/2028	216,000	255,588
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	115,000	125,192
Entergy Arkansas LLC 3.50%, 4/1/2026	257,000	290,320
Entergy Corp.:
0.90%, 9/15/2025	255,000	255,413
2.95%, 9/1/2026	57,000	62,880
3.75%, 6/15/2050	188,000	219,419
Entergy Louisiana LLC:
0.62%, 11/17/2023	200,000	200,578
1.60%, 12/15/2030	150,000	151,605
2.90%, 3/15/2051	150,000	160,017
3.12%, 9/1/2027	357,000	395,956
4.00%, 3/15/2033	105,000	130,877
4.05%, 9/1/2023	228,000	247,562
4.20%, 4/1/2050	100,000	129,866
4.95%, 1/15/2045	57,000	62,325
Entergy Mississippi LLC:
2.85%, 6/1/2028	645,000	710,803
3.85%, 6/1/2049	215,000	260,709
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	210,401
3.55%, 9/30/2049	205,000	238,122
4.00%, 3/30/2029	100,000	117,078
4.50%, 3/30/2039	250,000	313,368
Security Description	Principal Amount	Value
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	$ 250,000	$ 275,555
3.25%, 9/1/2049	200,000	226,734
4.10%, 4/1/2043	300,000	371,871
4.25%, 12/1/2045	125,000	159,925
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	147,344
Series 2019, 4.13%, 4/1/2049	200,000	256,740
Evergy, Inc. 2.90%, 9/15/2029	387,000	424,202
Eversource Energy:
2.80%, 5/1/2023	116,000	121,599
3.45%, 1/15/2050 (b)	455,000	521,703
Series M, 3.30%, 1/15/2028	100,000	112,212
Series O, 4.25%, 4/1/2029	75,000	89,821
Series Q, 0.80%, 8/15/2025	75,000	74,905
Series R, 1.65%, 8/15/2030	125,000	124,641
Exelon Corp.:
3.95%, 6/15/2025	425,000	481,427
4.45%, 4/15/2046	313,000	399,566
5.10%, 6/15/2045	421,000	570,093
5.63%, 6/15/2035	245,000	331,140
Exelon Generation Co. LLC:
3.25%, 6/1/2025 (b)	290,000	316,503
3.40%, 3/15/2022	94,000	97,066
4.25%, 6/15/2022	313,000	326,662
5.60%, 6/15/2042	249,000	286,318
6.25%, 10/1/2039	445,000	536,959
Florida Power & Light Co.:
2.85%, 4/1/2025	365,000	398,339
3.13%, 12/1/2025	232,000	257,397
3.15%, 10/1/2049	200,000	231,118
3.95%, 3/1/2048	240,000	311,743
3.99%, 3/1/2049	379,000	493,833
4.05%, 10/1/2044	495,000	635,600
5.65%, 2/1/2037	190,000	268,143
5.69%, 3/1/2040	115,000	170,983
5.96%, 4/1/2039 (b)	100,000	151,550
Georgia Power Co.:
3.25%, 3/30/2027 (b)	79,000	87,429
4.30%, 3/15/2042	331,000	419,542
Series A, 2.10%, 7/30/2023	580,000	605,978
Series B, 3.70%, 1/30/2050	101,000	122,522
Gulf Power Co. Series A, 3.30%, 5/30/2027	218,000	244,993
Iberdrola International B.V. 6.75%, 7/15/2036	100,000	152,488
Indiana Michigan Power Co.:
4.25%, 8/15/2048	66,000	84,555

167

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series K, 4.55%, 3/15/2046	$ 331,000	$ 433,878
Interstate Power & Light Co.:
2.30%, 6/1/2030	200,000	211,732
3.70%, 9/15/2046	110,000	128,214
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	112,482
3.25%, 6/30/2026	115,000	128,001
3.35%, 11/15/2027	100,000	112,594
3.65%, 6/15/2024	25,000	27,246
Kentucky Utilities Co.:
3.30%, 6/1/2050	225,000	254,925
4.38%, 10/1/2045	236,000	306,321
Louisville Gas & Electric Co. 4.25%, 4/1/2049	340,000	435,962
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	202,198
3.15%, 4/15/2050	200,000	229,592
3.50%, 10/15/2024	272,000	300,147
3.65%, 8/1/2048	117,000	143,176
4.25%, 5/1/2046	340,000	446,060
4.80%, 9/15/2043	250,000	339,780
6.75%, 12/30/2031	73,000	109,182
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	391,000	473,446
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	150,000	148,140
2.40%, 3/15/2030	115,000	124,294
2.95%, 2/7/2024	310,000	331,809
3.40%, 2/7/2028	167,000	192,070
3.70%, 3/15/2029	340,000	397,351
4.30%, 3/15/2049	467,000	613,465
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	195,000	204,974
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	215,000	237,263
Series C, 8.00%, 3/1/2032	110,000	173,248
Series MTN, 1.75%, 1/21/2022	105,000	106,670
Series MTN, 2.30%, 9/15/2022	100,000	103,189
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	195,826
Series DD, 2.40%, 5/1/2030	100,000	107,500
Series EE, 3.13%, 8/1/2050	65,000	71,977
Series N, 6.65%, 4/1/2036	110,000	166,518
Series R, 6.75%, 7/1/2037	515,000	776,558
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	$ 1,049,000	$ 1,098,848
2.75%, 11/1/2029	227,000	247,475
2.80%, 1/15/2023	141,000	147,623
2.90%, 4/1/2022	165,000	170,231
3.15%, 4/1/2024	324,000	350,244
3.25%, 4/1/2026	62,000	69,359
3.55%, 5/1/2027	292,000	332,973
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	581,000	637,345
Northern States Power Co.:
2.15%, 8/15/2022	115,000	117,421
2.60%, 6/1/2051	250,000	264,590
2.90%, 3/1/2050	312,500	350,059
6.25%, 6/1/2036 (b)	180,000	270,268
NorthWestern Corp. 4.18%, 11/15/2044	250,000	301,425
NSTAR Electric Co.:
3.20%, 5/15/2027	430,000	485,788
3.25%, 5/15/2029 (b)	379,000	433,982
Oglethorpe Power Corp.:
5.38%, 11/1/2040	210,000	263,588
5.95%, 11/1/2039	450,000	596,065
Ohio Power Co.:
4.00%, 6/1/2049	320,000	399,990
4.15%, 4/1/2048	147,000	187,981
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	184,295
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	620,000	665,000
3.10%, 9/15/2049	180,000	204,975
3.80%, 9/30/2047	270,000	333,971
3.80%, 6/1/2049	445,000	554,746
4.10%, 11/15/2048	100,000	130,007
5.25%, 9/30/2040	230,000	324,456
5.30%, 6/1/2042	165,000	235,505
7.00%, 9/1/2022	121,000	133,999
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (e)	550,000	549,395
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	559,000	560,263
2.10%, 8/1/2027	220,000	223,804
2.50%, 2/1/2031	935,000	935,346
2.95%, 3/1/2026	100,000	105,662
3.30%, 8/1/2040	675,000	676,215
3.45%, 7/1/2025	1,680,000	1,820,482
3.50%, 8/1/2050	725,000	719,193
4.50%, 7/1/2040 (b)	1,900,000	2,134,099
PacifiCorp:
4.10%, 2/1/2042	75,000	91,964
4.13%, 1/15/2049	320,000	410,797
4.15%, 2/15/2050	210,000	273,911

168

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2039	$ 25,000	$ 37,019
6.25%, 10/15/2037	422,000	633,933
6.35%, 7/15/2038	180,000	270,578
7.70%, 11/15/2031	100,000	152,991
PECO Energy Co.:
2.80%, 6/15/2050	180,000	191,723
3.70%, 9/15/2047	115,000	140,408
3.90%, 3/1/2048	400,000	506,272
4.15%, 10/1/2044	115,000	147,859
Pinnacle West Capital Corp. 1.30%, 6/15/2025	115,000	117,053
Potomac Electric Power Co.:
3.60%, 3/15/2024	147,000	159,505
4.15%, 3/15/2043	300,000	378,186
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	146,000	161,486
4.00%, 9/15/2047	155,000	181,479
4.20%, 6/15/2022	106,000	110,713
4.70%, 6/1/2043	80,000	99,882
5.00%, 3/15/2044	455,000	587,883
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	150,000	186,785
4.13%, 6/15/2044	230,000	287,355
4.15%, 10/1/2045 (b)	100,000	124,564
Progress Energy, Inc. 7.75%, 3/1/2031	298,000	442,479
PSEG Power LLC 3.85%, 6/1/2023	250,000	268,798
Public Service Co. of Colorado:
3.70%, 6/15/2028	229,000	267,364
3.80%, 6/15/2047	150,000	186,336
4.05%, 9/15/2049	290,000	378,145
Series 34, 3.20%, 3/1/2050	355,000	411,395
Series 35, 1.90%, 1/15/2031	264,000	275,159
Series 36, 2.70%, 1/15/2051	250,000	267,598
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	121,215
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	200,000	187,626
Series MTN, 2.25%, 9/15/2026	183,000	197,569
Series MTN, 2.38%, 5/15/2023	100,000	104,416
Series MTN, 2.45%, 1/15/2030	135,000	146,745
Series MTN, 2.70%, 5/1/2050	213,000	225,953
Series MTN, 3.15%, 1/1/2050	120,000	137,597
Security Description	Principal Amount	Value
Series MTN, 3.20%, 5/15/2029	$ 100,000	$ 113,795
Series MTN, 3.20%, 8/1/2049	170,000	194,978
Series MTN, 3.60%, 12/1/2047	200,000	242,028
Series MTN, 3.70%, 5/1/2028	175,000	203,252
Series MTN, 3.80%, 3/1/2046	295,000	365,933
Series MTN, 3.95%, 5/1/2042	140,000	172,593
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	265,000	265,318
1.60%, 8/15/2030	325,000	321,035
2.65%, 11/15/2022	300,000	312,684
2.88%, 6/15/2024	201,000	216,551
Puget Energy, Inc.:
4.10%, 6/15/2030	155,000	177,402
5.63%, 7/15/2022	238,000	252,487
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	256,000	286,792
4.22%, 6/15/2048	150,000	190,893
5.64%, 4/15/2041	106,000	149,634
6.27%, 3/15/2037	136,000	196,732
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	276,000	346,007
4.50%, 8/15/2040	100,000	127,444
6.00%, 6/1/2039	150,000	218,676
Series RRR, 3.75%, 6/1/2047	367,000	430,572
Series VVV, 1.70%, 10/1/2030	156,500	158,362
Sempra Energy:
2.90%, 2/1/2023	229,000	240,352
3.40%, 2/1/2028	266,000	303,123
3.80%, 2/1/2038	121,000	139,831
Sierra Pacific Power Co. 2.60%, 5/1/2026	160,000	173,606
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	125,000	167,335
5.45%, 2/1/2041 (b)	170,000	243,697
Southern California Edison Co.:
2.25%, 6/1/2030 (b)	288,000	300,156
2.85%, 8/1/2029 (b)	175,000	190,264
3.65%, 2/1/2050 (b)	208,000	237,588
4.00%, 4/1/2047	43,000	50,573
4.50%, 9/1/2040	300,000	363,825
4.65%, 10/1/2043	248,000	307,381
5.50%, 3/15/2040	310,000	412,405
5.63%, 2/1/2036	226,000	289,018
6.00%, 1/15/2034	130,000	181,805
6.05%, 3/15/2039	225,000	307,571

169

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 05-E, 5.35%, 7/15/2035	$ 340,000	$ 456,950
Series 06-E, 5.55%, 1/15/2037	100,000	127,095
Series 13-A, 3.90%, 3/15/2043	460,000	518,245
Series B, 2.40%, 2/1/2022	268,000	272,572
Series B, 3.65%, 3/1/2028 (b)	175,000	196,459
Series B, 4.88%, 3/1/2049	300,000	394,176
Series D, 3.40%, 6/1/2023	195,000	207,860
Series E, 3.70%, 8/1/2025	110,000	123,353
Southern Co.:
3.25%, 7/1/2026	799,000	896,007
4.25%, 7/1/2036	1,368,000	1,686,758
Southern Power Co. 4.15%, 12/1/2025	444,000	510,769
Southwestern Electric Power Co.:
6.20%, 3/15/2040	210,000	307,837
Series J, 3.90%, 4/1/2045	570,000	661,206
Series K, 2.75%, 10/1/2026	226,000	245,551
Series L, 3.85%, 2/1/2048	100,000	117,562
Southwestern Public Service Co.:
3.40%, 8/15/2046	165,000	186,358
3.75%, 6/15/2049	300,000	363,156
4.50%, 8/15/2041	350,000	454,685
6.00%, 10/1/2036	50,000	68,332
Series 6, 4.40%, 11/15/2048	200,000	261,888
Series 8, 3.15%, 5/1/2050	350,000	390,467
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	90,056
4.30%, 6/15/2048	130,000	166,293
4.45%, 6/15/2049	218,000	290,239
Tucson Electric Power Co.:
1.50%, 8/1/2030	160,000	158,413
4.85%, 12/1/2048	100,000	133,967
Union Electric Co.:
2.63%, 3/15/2051	355,000	369,882
2.95%, 6/15/2027	218,000	240,735
3.25%, 10/1/2049	450,000	516,667
3.50%, 3/15/2029	114,000	131,434
3.65%, 4/15/2045	90,000	106,839
3.90%, 9/15/2042	345,000	420,241
Virginia Electric & Power Co.:
2.45%, 12/15/2050	465,000	469,101
2.95%, 1/15/2022 (b)	188,000	191,860
Series A, 2.88%, 7/15/2029	155,000	174,012
Series A, 3.15%, 1/15/2026	506,000	561,194
Series B, 4.20%, 5/15/2045	150,000	192,350
Security Description	Principal Amount	Value
Series C, 2.75%, 3/15/2023	$ 270,000	$ 282,714
Series C, 4.00%, 11/15/2046	110,000	140,256
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	200,938
1.38%, 10/15/2027	215,000	218,440
1.80%, 10/15/2030	115,000	115,232
Westar Energy, Inc. 4.13%, 3/1/2042	270,000	333,868
Wisconsin Electric Power Co. 2.05%, 12/15/2024	400,000	422,132
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	100,000	112,726
3.05%, 10/15/2027	200,000	221,612
Wisconsin Public Service Corp. 3.67%, 12/1/2042	100,000	117,072
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	200,674
2.60%, 12/1/2029	200,000	216,982
3.40%, 6/1/2030 (b)	150,000	172,364
3.50%, 12/1/2049	275,000	319,201
4.00%, 6/15/2028	109,000	128,321
		120,275,380
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	100,000	101,436
Emerson Electric Co.:
0.88%, 10/15/2026	335,000	337,228
1.80%, 10/15/2027	165,000	174,210
1.95%, 10/15/2030 (b)	350,000	368,491
2.75%, 10/15/2050	110,000	116,812
		1,098,177
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	202,662
2.75%, 9/15/2029	155,000	169,300
3.05%, 9/22/2026	198,000	218,877
Allegion PLC 3.50%, 10/1/2029	100,000	110,474
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	147,000	157,024
3.55%, 10/1/2027	92,000	101,002
Amphenol Corp.:
2.80%, 2/15/2030	100,000	110,351
3.20%, 4/1/2024	100,000	107,647
4.35%, 6/1/2029	466,000	573,567
Arrow Electronics, Inc.:
3.25%, 9/8/2024	227,000	244,960
3.50%, 4/1/2022	162,000	166,640
3.88%, 1/12/2028	137,000	154,567

170

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Avnet, Inc. 4.88%, 12/1/2022	$ 136,000	$ 144,886
Flex, Ltd.:
3.75%, 2/1/2026	225,000	251,179
4.75%, 6/15/2025	100,000	114,251
4.88%, 6/15/2029	228,000	270,786
4.88%, 5/12/2030	310,000	373,265
FLIR Systems, Inc. 2.50%, 8/1/2030	85,000	89,477
Fortive Corp. 3.15%, 6/15/2026	180,000	199,750
Honeywell International, Inc.:
0.48%, 8/19/2022	655,000	655,891
1.35%, 6/1/2025 (b)	255,000	263,762
1.95%, 6/1/2030	300,000	317,175
2.15%, 8/8/2022	132,000	135,743
2.30%, 8/15/2024	200,000	213,222
2.50%, 11/1/2026 (b)	255,000	281,574
2.70%, 8/15/2029	136,000	151,950
2.80%, 6/1/2050	120,000	131,245
3.81%, 11/21/2047	450,000	573,831
5.70%, 3/15/2037	180,000	257,733
Hubbell, Inc. 3.15%, 8/15/2027 (b)	140,000	149,337
Jabil, Inc.:
3.00%, 1/15/2031	100,000	106,384
3.60%, 1/15/2030	268,000	298,742
3.95%, 1/12/2028	109,000	123,719
Keysight Technologies, Inc. 3.00%, 10/30/2029	218,000	240,731
PerkinElmer, Inc. 3.30%, 9/15/2029	163,000	183,691
Roper Technologies, Inc.:
0.45%, 8/15/2022	100,000	100,162
1.00%, 9/15/2025	210,000	212,407
1.40%, 9/15/2027	350,000	354,914
1.75%, 2/15/2031 (b)	500,000	498,350
2.00%, 6/30/2030	193,000	197,742
2.95%, 9/15/2029	177,000	194,679
3.65%, 9/15/2023	215,000	232,886
3.80%, 12/15/2026	331,000	382,679
Trimble, Inc. 4.75%, 12/1/2024	230,000	262,823
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	320,406
3.70%, 2/15/2026	148,000	165,912
		10,768,355
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	80,000	80,580
1.45%, 2/15/2031	250,000	244,992
1.75%, 2/15/2032	100,000	100,145
2.30%, 3/1/2030	150,000	158,882
2.50%, 8/15/2024	287,000	306,304
Security Description	Principal Amount	Value
2.90%, 7/1/2026	$ 112,000	$ 123,856
3.05%, 3/1/2050	150,000	163,154
3.20%, 3/15/2025	125,000	137,189
3.38%, 11/15/2027	205,000	232,646
3.95%, 5/15/2028	47,000	55,204
4.75%, 5/15/2023	106,000	115,661
Waste Connections, Inc.:
2.60%, 2/1/2030	200,000	214,840
3.50%, 5/1/2029	190,000	216,761
4.25%, 12/1/2028	280,000	334,337
Waste Management, Inc.:
0.75%, 11/15/2025	40,000	40,150
1.15%, 3/15/2028	155,000	154,901
1.50%, 3/15/2031	155,000	153,152
2.50%, 11/15/2050	40,000	40,034
2.90%, 9/15/2022	141,000	146,237
3.13%, 3/1/2025	250,000	274,137
3.50%, 5/15/2024	150,000	163,869
3.90%, 3/1/2035	250,000	305,155
4.10%, 3/1/2045	200,000	253,014
4.15%, 7/15/2049 (b)	230,000	304,343
		4,319,543
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	227,602
3.65%, 3/15/2023	129,000	137,755
3.95%, 3/15/2025	309,000	348,515
4.80%, 3/15/2048	337,000	448,921
Conagra Brands, Inc.:
3.20%, 1/25/2023	90,000	94,605
4.30%, 5/1/2024	300,000	335,709
4.60%, 11/1/2025	302,000	355,475
4.85%, 11/1/2028	261,000	324,561
7.00%, 10/1/2028	133,000	180,311
8.25%, 9/15/2030	200,000	301,282
Flowers Foods, Inc.:
3.50%, 10/1/2026 (b)	306,000	340,030
4.38%, 4/1/2022	100,000	103,518
General Mills, Inc.:
2.88%, 4/15/2030 (b)	113,000	125,364
3.20%, 2/10/2027 (b)	175,000	196,513
3.70%, 10/17/2023	230,000	250,314
4.00%, 4/17/2025	655,000	740,661
4.20%, 4/17/2028	136,000	162,967
Hershey Co 3.13%, 11/15/2049 (b)	350,000	399,270
Hershey Co.:
0.90%, 6/1/2025 (b)	160,000	162,496
1.70%, 6/1/2030	155,000	159,551
2.05%, 11/15/2024	255,000	269,838
2.65%, 6/1/2050	120,000	126,308
3.38%, 8/15/2046	75,000	88,404
Hormel Foods Corp. 1.80%, 6/11/2030	140,000	144,750

171

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ingredion, Inc.:
2.90%, 6/1/2030	$ 250,000	$ 275,810
3.90%, 6/1/2050	175,000	208,899
JM Smucker Co.:
2.38%, 3/15/2030	95,000	100,815
3.38%, 12/15/2027 (b)	195,000	220,100
3.50%, 3/15/2025	267,000	297,470
3.55%, 3/15/2050	75,000	85,056
4.25%, 3/15/2035	155,000	190,407
4.38%, 3/15/2045	25,000	31,396
Kellogg Co.:
2.10%, 6/1/2030 (b)	125,000	131,144
2.65%, 12/1/2023	100,000	106,644
3.25%, 4/1/2026	152,000	170,590
3.40%, 11/15/2027	565,000	644,925
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	196,000	289,061
Kroger Co.:
2.20%, 5/1/2030 (b)	335,000	352,256
2.65%, 10/15/2026 (b)	258,000	283,129
3.70%, 8/1/2027	228,000	262,911
3.88%, 10/15/2046	450,000	530,541
4.45%, 2/1/2047	244,000	310,348
4.65%, 1/15/2048	240,000	314,674
5.40%, 7/15/2040	129,000	174,543
5.40%, 1/15/2049 (b)	119,000	172,601
6.90%, 4/15/2038	149,000	226,420
McCormick & Co., Inc.:
2.50%, 4/15/2030	350,000	374,913
3.15%, 8/15/2024	100,000	108,610
3.40%, 8/15/2027	106,000	119,847
4.20%, 8/15/2047	150,000	191,289
Mondelez International, Inc.:
0.63%, 7/1/2022	178,000	178,806
1.50%, 5/4/2025	390,000	403,373
1.50%, 2/4/2031 (b)	105,000	103,670
1.88%, 10/15/2032	155,000	157,116
2.63%, 9/4/2050	270,000	271,669
2.75%, 4/13/2030	635,000	697,344
Sysco Corp.:
2.60%, 6/12/2022	231,000	238,076
3.25%, 7/15/2027 (b)	154,000	171,861
3.30%, 2/15/2050	135,000	141,012
3.75%, 10/1/2025	384,000	432,342
4.45%, 3/15/2048	300,000	365,718
4.50%, 4/1/2046	238,000	289,358
4.85%, 10/1/2045	299,000	378,423
5.38%, 9/21/2035	399,000	529,146
6.60%, 4/1/2050	235,000	360,723
Tyson Foods, Inc.:
3.55%, 6/2/2027	830,000	946,358
3.90%, 9/28/2023	325,000	354,071
4.00%, 3/1/2026	167,000	191,935
4.50%, 6/15/2022	105,000	110,078
4.55%, 6/2/2047	190,000	251,898
Security Description	Principal Amount	Value
4.88%, 8/15/2034	$ 135,000	$ 178,180
5.15%, 8/15/2044	102,000	141,037
		19,091,313
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	621,000	688,322
4.50%, 8/1/2024	250,000	275,305
International Paper Co.:
3.80%, 1/15/2026	124,000	140,507
4.40%, 8/15/2047	256,000	334,408
4.80%, 6/15/2044	297,000	394,790
5.15%, 5/15/2046	435,000	600,069
6.00%, 11/15/2041	67,000	97,177
Suzano Austria GmbH:
3.75%, 1/15/2031	480,000	510,163
5.00%, 1/15/2030	300,000	341,040
6.00%, 1/15/2029	735,000	887,138
		4,268,919
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	250,000	249,270
3.00%, 6/15/2027 (b)	251,000	278,146
3.38%, 9/15/2049	131,000	153,798
4.13%, 10/15/2044	147,000	185,479
4.13%, 3/15/2049	110,000	142,391
4.15%, 1/15/2043	108,000	135,029
5.50%, 6/15/2041	200,000	286,270
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	163,000	173,830
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	597,000	770,608
Series A, 2.50%, 11/15/2024	137,000	146,501
Series B, 3.00%, 11/15/2029	165,000	182,975
Series C, 3.90%, 11/15/2049	140,000	165,487
National Fuel Gas Co.:
3.75%, 3/1/2023	147,000	154,316
4.75%, 9/1/2028	360,000	388,753
5.20%, 7/15/2025	50,000	56,194
5.50%, 1/15/2026 (b)	370,000	427,257
NiSource, Inc.:
0.95%, 8/15/2025	195,000	196,318
1.70%, 2/15/2031	175,000	174,272
3.49%, 5/15/2027	371,000	420,569
3.60%, 5/1/2030	250,000	289,737
4.38%, 5/15/2047	472,000	601,163
4.80%, 2/15/2044	497,000	653,595
5.65%, 2/1/2045	320,000	461,309

172

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ONE Gas, Inc. 4.50%, 11/1/2048	$ 240,000	$ 317,453
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	358,000	409,634
3.64%, 11/1/2046	100,000	114,907
Southern California Gas Co.:
3.75%, 9/15/2042	200,000	235,618
Series UU, 4.13%, 6/1/2048	540,000	691,508
Series VV, 4.30%, 1/15/2049	400,000	531,356
Series WW, 3.95%, 2/15/2050	216,000	272,724
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	280,000	293,896
5.88%, 3/15/2041	125,000	181,432
Series 20-A, 1.75%, 1/15/2031	125,000	126,055
Southwest Gas Corp.:
2.20%, 6/15/2030 (b)	104,000	109,450
3.70%, 4/1/2028	250,000	286,107
3.80%, 9/29/2046	110,000	127,101
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	120,000	143,380
Series MTN, 3.65%, 9/15/2049	300,000	356,301
		10,890,189
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	289,000	321,192
Snap-on, Inc.:
3.10%, 5/1/2050 (b)	208,000	235,367
4.10%, 3/1/2048	275,000	353,807
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	299,000	320,169
2.75%, 11/15/2050	315,000	329,169
3.40%, 3/1/2026	293,000	331,954
4.25%, 11/15/2028	150,000	182,104
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	125,000	133,125
		2,206,887
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	100,000	101,375
1.40%, 6/30/2030 (b)	80,000	81,226
2.95%, 3/15/2025	475,000	521,127
3.40%, 11/30/2023	260,000	281,754
3.75%, 11/30/2026	549,000	643,066
3.88%, 9/15/2025	67,000	76,628
4.75%, 11/30/2036	261,000	357,886
Security Description	Principal Amount	Value
4.75%, 4/15/2043	$ 300,000	$ 421,458
4.90%, 11/30/2046	622,000	918,644
6.00%, 4/1/2039	219,000	340,100
Baxter International, Inc.:
1.73%, 4/1/2031 (b) (e)	65,000	65,619
2.60%, 8/15/2026	271,000	296,081
3.50%, 8/15/2046	579,000	659,753
Boston Scientific Corp.:
1.90%, 6/1/2025	100,000	104,680
2.65%, 6/1/2030	215,000	230,471
3.45%, 3/1/2024	263,000	285,050
3.75%, 3/1/2026	400,000	453,940
4.00%, 3/1/2029	127,000	149,473
4.55%, 3/1/2039	120,000	153,997
7.00%, 11/15/2035	350,000	509,967
Danaher Corp.:
3.35%, 9/15/2025 (b)	70,000	78,119
4.38%, 9/15/2045	158,000	210,456
Dentsply Sirona, Inc. 3.25%, 6/1/2030	105,000	116,912
DH Europe Finance II Sarl:
2.20%, 11/15/2024	228,000	241,773
2.60%, 11/15/2029	449,000	491,031
Edwards Lifesciences Corp. 4.30%, 6/15/2028	225,000	266,531
Koninklijke Philips NV:
5.00%, 3/15/2042	544,000	731,517
6.88%, 3/11/2038	120,000	186,978
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	224,980
Medtronic, Inc. 4.63%, 3/15/2045 (b)	745,000	1,058,585
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	200,000	203,464
Stryker Corp.:
0.60%, 12/1/2023	210,000	210,286
1.15%, 6/15/2025	250,000	254,918
1.95%, 6/15/2030	203,000	208,869
2.90%, 6/15/2050	115,000	121,939
3.50%, 3/15/2026	216,000	245,078
4.63%, 3/15/2046	460,000	616,326
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	477,000	522,272
2.95%, 9/19/2026	350,000	389,953
3.20%, 8/15/2027 (b)	484,000	544,418
4.50%, 3/25/2030	439,000	547,828
5.30%, 2/1/2044	125,000	181,821
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	524,994
3.70%, 3/19/2023	200,000	213,172
4.45%, 8/15/2045	220,000	257,290
		15,301,805

173

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029 (b)	$ 100,000	$ 108,590
3.63%, 3/1/2049	60,000	68,003
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	236,084
4.27%, 8/15/2048	120,000	156,413
Series 2020, 3.01%, 6/15/2050	100,000	108,045
Aetna, Inc.:
2.75%, 11/15/2022	236,000	244,824
2.80%, 6/15/2023	430,000	452,768
3.88%, 8/15/2047	330,000	393,446
4.13%, 11/15/2042	447,000	530,285
4.50%, 5/15/2042	171,000	210,267
4.75%, 3/15/2044	320,000	410,086
6.63%, 6/15/2036	140,000	207,724
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	34,081
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	227,308
Anthem, Inc.:
2.25%, 5/15/2030	65,000	68,597
2.38%, 1/15/2025	285,000	304,614
2.88%, 9/15/2029	843,000	934,617
2.95%, 12/1/2022	347,000	363,441
3.13%, 5/15/2022	190,000	197,148
3.13%, 5/15/2050	250,000	273,970
3.30%, 1/15/2023	375,000	396,934
3.50%, 8/15/2024	291,000	319,474
3.65%, 12/1/2027	374,000	431,248
4.10%, 3/1/2028 (b)	505,000	597,662
4.55%, 3/1/2048	160,000	212,397
4.63%, 5/15/2042	306,000	399,645
4.65%, 1/15/2043	200,000	262,870
4.65%, 8/15/2044	355,000	467,663
Ascension Health:
3.95%, 11/15/2046 (b)	405,000	518,882
Series B, 2.53%, 11/15/2029	195,000	212,499
Series B, 3.11%, 11/15/2039	85,000	94,352
Banner Health:
1.90%, 1/1/2031	75,000	76,034
2.34%, 1/1/2030	150,000	157,320
2.91%, 1/1/2051	100,000	105,154
Series 2020, 3.18%, 1/1/2050	250,000	268,015
Baylor Scott & White Holdings 4.19%, 11/15/2045	365,000	448,881
Security Description	Principal Amount	Value
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	$ 60,000	$ 60,517
Series 20-2, 3.21%, 6/1/2050	60,000	64,025
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	250,000	262,560
Children's Health System of Texas 2.51%, 8/15/2050	247,000	239,190
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	65,000	65,081
Series 2020, 2.93%, 7/15/2050	135,000	131,845
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	248,670
Cigna Holding Co. 5.38%, 2/15/2042	125,000	159,808
CommonSpirit Health:
1.55%, 10/1/2025	35,000	36,006
2.78%, 10/1/2030	85,000	89,944
3.35%, 10/1/2029	576,000	634,078
3.91%, 10/1/2050	175,000	195,143
4.19%, 10/1/2049	295,000	344,153
4.35%, 11/1/2042	175,000	205,103
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	251,332
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	100,000	112,163
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	117,660
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	300,000	352,113
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	50,927
4.50%, 7/1/2057	300,000	399,588
Series 2020, 2.68%, 9/1/2041	250,000	249,990
Series 2020, 2.88%, 9/1/2050	250,000	257,867
Hartford HealthCare Corp. 3.45%, 7/1/2054	170,000	178,944
HCA, Inc.:
4.13%, 6/15/2029	289,000	335,515

174

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/15/2027	$ 260,000	$ 302,588
4.75%, 5/1/2023	560,000	611,016
5.00%, 3/15/2024	365,000	410,837
5.13%, 6/15/2039	157,000	200,792
5.25%, 6/15/2026	359,700	426,122
5.25%, 6/15/2049	377,000	497,546
5.50%, 6/15/2047	561,000	750,332
Humana, Inc.:
3.13%, 8/15/2029	143,000	158,002
3.15%, 12/1/2022	502,000	524,354
3.85%, 10/1/2024	125,000	138,415
3.95%, 3/15/2027	201,000	231,490
3.95%, 8/15/2049	145,000	177,093
4.63%, 12/1/2042	423,000	540,404
4.95%, 10/1/2044	152,000	205,039
IHC Health Services, Inc. 4.13%, 5/15/2048 (b)	85,000	110,213
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	311,000	393,185
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	150,000	175,269
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	141,375
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	235,000	292,291
Kaiser Foundation Hospitals:
3.15%, 5/1/2027 (b)	155,000	174,769
4.15%, 5/1/2047	162,000	210,169
Series 2019, 3.27%, 11/1/2049	140,000	159,922
Laboratory Corp. of America Holdings:
3.25%, 9/1/2024	240,000	261,041
3.60%, 2/1/2025	475,000	525,245
4.70%, 2/1/2045	215,000	281,409
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	227,279
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	320,000	414,378
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	136,304
Series 2015, 4.20%, 7/1/2055	264,000	352,456
Series 2020, 2.96%, 1/1/2050	160,000	171,411
Methodist Hospital Series 20A, 2.71%, 12/1/2050	165,000	168,016
Security Description	Principal Amount	Value
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	$ 155,000	$ 188,919
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	56,704
MultiCare Health System 2.80%, 8/15/2050	150,000	155,339
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	121,641
2.61%, 8/1/2060	105,000	102,604
4.02%, 8/1/2045	155,000	194,471
Series 2019, 3.95%, 8/1/2119	170,000	196,052
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	152,000	172,838
4.26%, 11/1/2047	330,000	395,812
NYU Langone Hospitals:
4.37%, 7/1/2047	165,000	199,959
4.78%, 7/1/2044 (b)	243,000	306,591
Series 2020, 3.38%, 7/1/2055	570,000	602,188
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	165,000	180,023
Orlando Health Obligated Group:
3.33%, 10/1/2050	100,000	110,159
4.09%, 10/1/2048	166,000	200,938
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	321,195
Series 2017, 3.77%, 7/1/2048	70,000	83,207
Series 2020, 3.19%, 7/1/2049	150,000	166,391
Series 2020, 3.34%, 7/1/2060	325,000	369,411
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	334,000	447,797
Series 2020, 1.38%, 11/15/2025	65,000	66,146
Series 2020, 3.22%, 11/15/2050	65,000	70,227
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	160,000	170,621
Series A, 3.93%, 10/1/2048	70,000	84,643
Series H, 2.75%, 10/1/2026	55,000	59,994

175

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series I, 3.74%, 10/1/2047	$ 50,000	$ 58,548
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	525,000	576,618
3.45%, 6/1/2026	107,000	120,486
4.20%, 6/30/2029	126,000	149,854
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	112,641
3.95%, 7/1/2046	90,000	108,037
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	250,000	252,912
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	113,959
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	130,000	138,984
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	143,430
Sutter Health:
Series 20A, 1.32%, 8/15/2025	150,000	152,469
Series 20A, 2.29%, 8/15/2030	140,000	145,928
Series 20A, 3.16%, 8/15/2040	200,000	211,136
Series 20A, 3.36%, 8/15/2050	140,000	153,019
Texas Health Resources 2.33%, 11/15/2050	155,000	146,418
Toledo Hospital 5.75%, 11/15/2038 (f)	221,000	263,436
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	30,506
Series 2019, 3.43%, 12/1/2048	35,000	38,130
UnitedHealth Group, Inc.:
1.25%, 1/15/2026 (b)	140,000	143,746
2.00%, 5/15/2030	195,000	207,035
2.75%, 5/15/2040	450,000	487,647
2.88%, 3/15/2023	378,000	399,308
2.88%, 8/15/2029	591,000	669,674
2.90%, 5/15/2050	300,000	332,382
2.95%, 10/15/2027	208,000	233,355
3.10%, 3/15/2026 (b)	827,000	927,067
3.35%, 7/15/2022	485,000	508,057
3.38%, 4/15/2027 (b)	383,000	437,256
3.45%, 1/15/2027 (b)	518,000	592,768
3.50%, 8/15/2039	772,000	914,117
3.70%, 12/15/2025	126,000	144,348
3.70%, 8/15/2049	133,000	166,320
3.75%, 10/15/2047	331,000	411,469
3.85%, 6/15/2028	531,000	630,350
3.88%, 12/15/2028 (b)	189,000	226,677
Security Description	Principal Amount	Value
3.88%, 8/15/2059	$ 315,000	$ 408,779
3.95%, 10/15/2042	180,000	227,851
4.20%, 1/15/2047	231,000	305,881
4.25%, 4/15/2047	376,000	500,103
4.45%, 12/15/2048	645,000	889,855
4.63%, 7/15/2035	371,000	498,160
6.88%, 2/15/2038	240,000	393,686
Universal Health Services, Inc. 2.65%, 10/15/2030 (b) (e)	350,000	363,520
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	102,416
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	205,000	272,748
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	112,130
		44,357,411
HOME BUILDERS — 0.0% (a)
D.R.Horton, Inc. 1.40%, 10/15/2027	500,000	503,660
DR Horton, Inc.:
2.50%, 10/15/2024 (b)	200,000	213,442
4.75%, 2/15/2023	140,000	150,709
Lennar Corp. 5.88%, 11/15/2024 (b)	30,000	34,696
NVR, Inc. 3.00%, 5/15/2030	365,000	397,970
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	50,000	59,006
6.00%, 2/15/2035	165,000	225,468
		1,584,951
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	312,000	338,994
4.40%, 3/15/2029	262,000	301,177
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	230,557
4.00%, 3/1/2024 (b)	60,000	66,073
4.60%, 5/15/2050	200,000	259,432
4.75%, 2/26/2029 (b)	218,000	266,660
		1,462,893
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
2.65%, 4/30/2030	125,000	134,369
4.88%, 12/6/2028 (b)	150,000	185,832

176

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Church & Dwight Co., Inc. 3.95%, 8/1/2047	$ 200,000	$ 249,218
Clorox Co.:
1.80%, 5/15/2030 (b)	140,000	144,101
3.50%, 12/15/2024 (b)	166,000	184,044
3.90%, 5/15/2028 (b)	100,000	117,729
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	125,000	126,862
2.40%, 3/1/2022	100,000	102,451
2.75%, 2/15/2026	69,000	76,491
2.88%, 2/7/2050	115,000	128,944
3.05%, 8/15/2025 (b)	200,000	222,206
3.20%, 4/25/2029	262,000	301,785
3.95%, 11/1/2028	90,000	108,116
6.63%, 8/1/2037	236,000	386,287
		2,468,435
INSURANCE — 0.9%
ACE Capital Trust II 9.70%, 4/1/2030	90,000	137,741
Aflac, Inc. 4.75%, 1/15/2049	335,000	467,456
Alleghany Corp.:
3.63%, 5/15/2030	150,000	169,770
4.90%, 9/15/2044	150,000	193,481
4.95%, 6/27/2022	56,000	59,514
Allstate Corp.:
0.75%, 12/15/2025	155,000	155,741
1.45%, 12/15/2030 (b)	250,000	249,540
3.28%, 12/15/2026 (b)	230,000	262,906
3.85%, 8/10/2049	100,000	126,955
4.50%, 6/15/2043	100,000	134,664
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	350,000	464,348
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	287,000	307,366
American Financial Group, Inc. 4.50%, 6/15/2047	185,000	222,463
American International Group, Inc.:
2.50%, 6/30/2025	350,000	376,411
3.40%, 6/30/2030 (b)	619,000	708,687
3.75%, 7/10/2025	267,000	299,929
3.88%, 1/15/2035	220,000	264,268
4.13%, 2/15/2024	566,000	626,205
4.20%, 4/1/2028	200,000	237,224
4.25%, 3/15/2029 (b)	283,000	339,877
4.38%, 6/30/2050 (b)	190,000	247,165
4.38%, 1/15/2055	465,000	600,892
4.70%, 7/10/2035	238,000	305,361
4.88%, 6/1/2022	497,000	527,779
Security Description	Principal Amount	Value
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	$ 440,000	$ 644,230
Aon Corp.:
2.80%, 5/15/2030	485,000	530,037
3.75%, 5/2/2029	222,000	259,309
4.50%, 12/15/2028	211,000	254,688
6.25%, 9/30/2040	273,000	406,710
8.21%, 1/1/2027	120,000	160,726
Aon PLC:
3.50%, 6/14/2024	170,000	185,502
4.00%, 11/27/2023	105,000	114,492
4.60%, 6/14/2044	171,000	225,501
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	167,122
Arch Capital Group US, Inc. 5.14%, 11/1/2043	215,000	291,959
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	145,000	168,209
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	415,000	451,146
Assurant, Inc.:
3.70%, 2/22/2030 (b)	78,000	85,965
4.00%, 3/15/2023	100,000	106,775
4.20%, 9/27/2023 (b)	120,000	131,153
4.90%, 3/27/2028 (b)	208,000	241,149
Athene Holding, Ltd.:
3.50%, 1/15/2031	190,000	201,890
4.13%, 1/12/2028	220,000	244,840
AXA SA 8.60%, 12/15/2030	241,000	375,162
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	154,674
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b) (c)	100,000	104,271
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	166,023
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (b)	195,000	197,588
1.85%, 3/12/2030 (b)	311,000	327,850
2.85%, 10/15/2050	485,000	520,162
3.00%, 5/15/2022	205,000	212,919
4.25%, 1/15/2049	654,000	866,465
4.40%, 5/15/2042	609,000	808,295
5.75%, 1/15/2040	393,000	602,882
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	433,000	454,585
3.13%, 3/15/2026	855,000	955,574
4.50%, 2/11/2043	245,000	332,661
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	362,000	393,512
4.70%, 6/22/2047	316,000	332,040
5.63%, 5/15/2030	170,000	209,867

177

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	$ 440,000	$ 457,662
4.50%, 3/15/2029	142,000	167,928
Chubb Corp. 6.00%, 5/11/2037	545,000	822,994
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	350,000	348,834
2.70%, 3/13/2023	353,000	370,858
2.88%, 11/3/2022	200,000	208,352
3.15%, 3/15/2025	214,000	236,143
3.35%, 5/15/2024	150,000	164,063
3.35%, 5/3/2026	480,000	541,464
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	255,779
CNA Financial Corp.:
2.05%, 8/15/2030	85,000	87,580
3.45%, 8/15/2027	227,000	256,966
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	144,115
Equitable Holdings, Inc.:
3.90%, 4/20/2023	370,000	398,309
4.35%, 4/20/2028	566,000	668,837
5.00%, 4/20/2048	272,000	355,632
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	120,000	136,138
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030	300,000	335,748
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	100,000	110,254
4.50%, 8/15/2028	212,000	246,497
5.50%, 9/1/2022	230,000	248,018
First American Financial Corp. 4.00%, 5/15/2030	130,000	149,033
Globe Life, Inc.:
2.15%, 8/15/2030	200,000	203,120
4.55%, 9/15/2028	172,000	206,374
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030 (b)	70,000	72,979
4.50%, 4/15/2026	50,000	58,612
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	770,000	840,532
4.40%, 3/15/2048	62,000	81,869
Kemper Corp. 4.35%, 2/15/2025	120,000	132,896
Lincoln National Corp.:
3.40%, 1/15/2031	270,000	309,163
3.63%, 12/12/2026	149,000	170,587
3.80%, 3/1/2028	178,000	205,489
4.00%, 9/1/2023	204,000	222,635
4.38%, 6/15/2050 (b)	140,000	180,618
Security Description	Principal Amount	Value
Loews Corp.:
3.20%, 5/15/2030	$ 10,000	$ 11,349
3.75%, 4/1/2026	313,000	357,324
4.13%, 5/15/2043	100,000	118,613
Manulife Financial Corp.:
2.48%, 5/19/2027	175,000	189,359
4.15%, 3/4/2026	676,000	788,297
5.38%, 3/4/2046	255,000	376,107
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	347,000	379,004
Markel Corp.:
3.50%, 11/1/2027	124,000	138,744
4.30%, 11/1/2047	125,000	158,380
5.00%, 4/5/2046	223,000	304,103
5.00%, 5/20/2049	65,000	89,589
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	216,000	228,951
2.75%, 1/30/2022	355,000	363,279
3.30%, 3/14/2023	100,000	105,834
3.50%, 6/3/2024	378,000	412,130
3.50%, 3/10/2025	117,000	129,909
3.75%, 3/14/2026	189,000	214,840
4.20%, 3/1/2048	305,000	397,445
4.35%, 1/30/2047	220,000	292,092
4.90%, 3/15/2049	305,000	440,777
Mercury General Corp. 4.40%, 3/15/2027	178,000	197,156
MetLife, Inc.:
3.60%, 4/10/2024 (b)	155,000	170,843
3.60%, 11/13/2025	212,000	240,357
4.05%, 3/1/2045	100,000	128,062
4.60%, 5/13/2046	128,000	176,887
4.72%, 12/15/2044	635,000	869,652
4.88%, 11/13/2043	185,000	261,723
5.70%, 6/15/2035	447,000	653,720
5.88%, 2/6/2041	139,000	212,759
6.40%, 12/15/2066	401,000	518,140
6.50%, 12/15/2032	100,000	150,227
10.75%, 8/1/2069	300,000	510,492
Series D, 4.37%, 9/15/2023	110,000	121,856
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	251,057
Old Republic International Corp. 4.88%, 10/1/2024	170,000	194,536
PartnerRe Finance B LLC 3.70%, 7/2/2029 (b)	308,000	353,889
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	181,934
3.30%, 9/15/2022	233,000	244,426
3.40%, 5/15/2025	90,000	99,671

178

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 5/15/2029	$ 119,000	$ 139,535
4.30%, 11/15/2046	176,000	222,244
Progressive Corp.:
4.00%, 3/1/2029	125,000	150,036
4.13%, 4/15/2047	125,000	164,893
4.35%, 4/25/2044	573,000	761,030
Prudential Financial, Inc.:
3.91%, 12/7/2047	481,000	581,697
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	184,000	202,050
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	231,000	266,650
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	387,000	422,546
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	292,000	314,741
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	194,000	207,634
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	285,000	300,977
Series MTN, 2.10%, 3/10/2030 (b)	151,000	160,129
Series MTN, 3.00%, 3/10/2040	100,000	108,955
Series MTN, 3.50%, 5/15/2024	151,000	166,246
Series MTN, 3.70%, 3/13/2051	284,000	341,408
Series MTN, 3.88%, 3/27/2028 (b)	124,000	146,383
Series MTN, 4.35%, 2/25/2050	475,000	621,148
Series MTN, 4.42%, 3/27/2048	230,000	299,568
Series MTN, 4.60%, 5/15/2044 (b)	154,000	201,258
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	85,000	93,300
3.90%, 5/15/2029	145,000	166,422
Series MTN, 4.70%, 9/15/2023	100,000	110,834
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	342,000	385,718
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	205,000	215,510
4.05%, 3/7/2048 (b)	221,000	292,584
4.10%, 3/4/2049	171,000	227,560
4.30%, 8/25/2045	225,000	299,239
4.60%, 8/1/2043 (b)	100,000	138,065
5.35%, 11/1/2040	288,000	415,653
Security Description	Principal Amount	Value
Series MTN, 6.25%, 6/15/2037	$ 230,000	$ 351,249
Unum Group:
4.00%, 6/15/2029 (b)	187,000	210,637
4.50%, 12/15/2049	175,000	186,303
5.75%, 8/15/2042	110,000	134,377
Voya Financial, Inc.:
3.65%, 6/15/2026	274,000	313,149
4.80%, 6/15/2046	150,000	189,450
5.70%, 7/15/2043	200,000	273,740
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	208,306
W R Berkley Corp. 4.63%, 3/15/2022	117,000	122,562
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	260,310
3.60%, 5/15/2024	181,000	197,697
3.88%, 9/15/2049	136,000	166,501
4.50%, 9/15/2028	205,000	246,826
5.05%, 9/15/2048	100,000	140,569
WR Berkley Corp. 4.75%, 8/1/2044	50,000	65,666
XLIT, Ltd.:
4.45%, 3/31/2025	129,000	147,328
5.50%, 3/31/2045	320,000	446,669
		51,586,619
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	250,000	262,852
3.40%, 12/6/2027	534,000	597,776
3.60%, 11/28/2024	382,000	420,590
4.00%, 12/6/2037	200,000	235,920
4.20%, 12/6/2047 (b)	220,000	275,746
4.40%, 12/6/2057 (b)	508,000	681,177
4.50%, 11/28/2034	220,000	272,527
Alphabet, Inc.:
0.45%, 8/15/2025	110,000	109,979
0.80%, 8/15/2027	610,000	606,126
1.10%, 8/15/2030	260,000	255,611
1.90%, 8/15/2040	125,000	121,980
2.05%, 8/15/2050	260,000	247,822
2.25%, 8/15/2060	275,000	264,544
3.38%, 2/25/2024	640,000	699,795
Amazon.com, Inc.:
0.40%, 6/3/2023	345,000	346,473
0.80%, 6/3/2025	310,000	314,588
1.20%, 6/3/2027	276,000	280,938
1.50%, 6/3/2030	430,000	437,826
2.40%, 2/22/2023	727,000	758,792
2.50%, 11/29/2022	50,000	51,888
2.50%, 6/3/2050	300,000	310,884
2.70%, 6/3/2060	255,000	272,419
2.80%, 8/22/2024	866,000	938,346
3.15%, 8/22/2027	603,000	685,967

179

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 12/5/2024	$ 246,000	$ 276,529
3.88%, 8/22/2037	100,000	124,599
4.05%, 8/22/2047	616,000	813,847
4.25%, 8/22/2057	949,000	1,345,056
4.80%, 12/5/2034	531,000	729,456
4.95%, 12/5/2044	552,000	809,624
Baidu, Inc.:
2.88%, 7/6/2022	116,000	119,202
3.08%, 4/7/2025	172,000	184,116
3.50%, 11/28/2022	410,000	430,221
3.88%, 9/29/2023	200,000	215,308
4.13%, 6/30/2025	332,000	371,525
4.38%, 5/14/2024	270,000	296,684
4.38%, 3/29/2028	100,000	115,275
4.88%, 11/14/2028	200,000	240,024
Booking Holdings, Inc.:
3.55%, 3/15/2028	365,000	418,607
3.60%, 6/1/2026	619,000	703,896
E*TRADE Financial Corp.:
2.95%, 8/24/2022	280,000	290,970
4.50%, 6/20/2028	225,000	271,424
eBay, Inc.:
1.90%, 3/11/2025	140,000	147,209
2.60%, 7/15/2022	312,000	320,792
2.70%, 3/11/2030	140,000	151,003
2.75%, 1/30/2023	203,000	212,423
3.60%, 6/5/2027	420,000	478,350
4.00%, 7/15/2042	250,000	285,075
Expedia Group, Inc.:
3.25%, 2/15/2030	258,000	267,515
3.80%, 2/15/2028	136,000	145,426
4.50%, 8/15/2024	107,000	116,577
4.63%, 8/1/2027 (e)	115,000	128,485
JD.com, Inc.:
3.38%, 1/14/2030	455,000	494,976
3.88%, 4/29/2026	313,000	348,269
4.13%, 1/14/2050 (b)	150,000	165,988
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	169,000	186,282
2.95%, 4/1/2022	200,000	205,800
3.30%, 4/1/2027	129,000	145,391
Tencent Music Entertainment Group:
1.38%, 9/3/2025	225,000	226,064
2.00%, 9/3/2030	260,000	258,131
Weibo Corp. 3.50%, 7/5/2024	420,000	439,887
		21,930,572
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.25%, 7/15/2025	175,000	185,175
3.88%, 1/15/2026	500,000	541,960
4.20%, 6/10/2024	658,000	716,476
4.25%, 3/1/2025	101,000	109,706
Security Description	Principal Amount	Value
FS KKR Capital Corp.:
3.40%, 1/15/2026	$ 250,000	$ 248,450
4.13%, 2/1/2025	350,000	364,077
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	200,000	204,068
Golub Capital BDC, Inc. 3.38%, 4/15/2024	250,000	254,307
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	55,000	56,982
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	253,075
3.75%, 7/22/2025	100,000	103,930
4.00%, 3/30/2025	200,000	208,708
4.25%, 1/15/2026	250,000	263,350
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	185,000	191,719
		3,701,983
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	90,000	95,191
2.70%, 6/1/2030 (b)	80,000	87,989
2.98%, 12/15/2055 (e)	360,000	376,268
3.95%, 5/1/2028	195,000	230,141
4.13%, 9/15/2022	310,000	326,002
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	205,000	208,522
2.15%, 8/15/2030	90,000	92,634
4.50%, 4/15/2023	222,000	239,578
Steel Dynamics, Inc.:
1.65%, 10/15/2027 (b)	25,000	25,694
2.40%, 6/15/2025	85,000	90,493
2.80%, 12/15/2024	182,000	195,606
3.25%, 1/15/2031 (b)	100,000	112,321
3.25%, 10/15/2050	40,000	41,570
3.45%, 4/15/2030	275,000	311,289
Vale Overseas, Ltd.:
3.75%, 7/8/2030 (b)	440,000	490,882
6.25%, 8/10/2026	670,000	832,408
6.88%, 11/21/2036	471,000	691,470
8.25%, 1/17/2034 (b)	256,000	393,621
Vale SA 5.63%, 9/11/2042	200,000	268,460
		5,110,139
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	300,000	340,755
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	200,000	218,710
3.70%, 1/15/2031	105,000	116,003

180

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hyatt Hotels Corp.:
4.38%, 9/15/2028	$ 273,000	$ 300,117
4.85%, 3/15/2026	25,000	28,027
Las Vegas Sands Corp.:
2.90%, 6/25/2025	415,000	434,675
3.20%, 8/8/2024	205,000	217,380
Marriott International, Inc.:
3.60%, 4/15/2024	623,000	666,087
4.63%, 6/15/2030	225,000	263,972
Series GG, 3.50%, 10/15/2032	90,000	98,478
Series R, 3.13%, 6/15/2026	196,000	209,295
Series X, 4.00%, 4/15/2028	245,000	270,887
Series Z, 4.15%, 12/1/2023 (b)	170,000	183,277
Sands China, Ltd.:
4.60%, 8/8/2023	692,000	741,049
5.13%, 8/8/2025	155,000	173,800
5.40%, 8/8/2028	565,000	661,637
		4,583,394
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	288,000	297,824
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	250,000	252,090
Series MTN, 0.45%, 9/14/2023	355,000	356,218
Series MTN, 0.80%, 11/13/2025	525,000	528,460
Series MTN, 0.95%, 5/13/2022	300,000	302,817
Series MTN, 1.10%, 9/14/2027	500,000	505,610
Series MTN, 1.45%, 5/15/2025	300,000	310,386
Series MTN, 1.95%, 11/18/2022	254,000	261,958
Series MTN, 2.85%, 6/1/2022	100,000	103,648
Series MTN, 2.85%, 5/17/2024 (b)	200,000	215,542
Series MTN, 2.95%, 2/26/2022	651,000	670,947
Series MTN, 3.30%, 6/9/2024	117,000	127,897
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	175,000	193,188
2.60%, 4/9/2030	194,000	213,654
3.25%, 9/19/2049	145,000	170,078
3.80%, 8/15/2042	444,000	560,101
4.75%, 5/15/2064	584,000	870,405
Security Description	Principal Amount	Value
6.05%, 8/15/2036	$ 105,000	$ 157,104
Oshkosh Corp. 4.60%, 5/15/2028	410,000	483,615
		6,581,542
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (b)	500,000	525,155
1.95%, 7/2/2023	80,000	82,477
4.38%, 4/5/2022	105,000	109,796
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	137,000	154,372
Crane Co. 4.20%, 3/15/2048	115,000	121,570
Deere & Co.:
2.60%, 6/8/2022	144,000	147,940
3.90%, 6/9/2042	105,000	132,152
Dover Corp.:
2.95%, 11/4/2029	20,000	21,690
3.15%, 11/15/2025	280,000	308,865
Flowserve Corp.:
3.50%, 10/1/2030	70,000	74,907
4.00%, 11/15/2023	295,000	312,145
IDEX Corp. 3.00%, 5/1/2030	125,000	137,864
John Deere Capital Corp.:
Series MTN, 0.40%, 10/10/2023	160,000	160,600
Series MTN, 0.55%, 7/5/2022 (b)	415,000	416,693
Series MTN, 0.70%, 7/5/2023	425,000	429,496
Series MTN, 1.20%, 4/6/2023	70,000	71,448
Series MTN, 1.75%, 3/9/2027 (b)	250,000	262,925
Series MTN, 1.95%, 6/13/2022	245,000	250,954
Series MTN, 2.05%, 1/9/2025	200,000	211,838
Series MTN, 2.15%, 9/8/2022	149,000	153,759
Series MTN, 2.25%, 9/14/2026	200,000	216,230
Series MTN, 2.45%, 1/9/2030	365,000	399,233
Series MTN, 2.60%, 3/7/2024	344,000	367,863
Series MTN, 2.65%, 6/24/2024	293,000	314,776
Series MTN, 2.65%, 6/10/2026	280,000	306,684
Series MTN, 2.70%, 1/6/2023	221,000	231,688

181

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.80%, 9/8/2027	$ 104,000	$ 115,692
Series MTN, 2.80%, 7/18/2029	270,000	301,833
Series MTN, 2.95%, 4/1/2022	335,000	346,206
Series MTN, 3.05%, 1/6/2028 (b)	220,000	246,664
Series MTN, 3.20%, 1/10/2022	150,000	154,481
Series MTN, 3.45%, 1/10/2024	105,000	114,467
nVent Finance Sarl:
3.95%, 4/15/2023	60,000	63,176
4.55%, 4/15/2028	100,000	108,597
Otis Worldwide Corp.:
2.06%, 4/5/2025	680,000	721,215
3.11%, 2/15/2040	465,000	507,055
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	108,471
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	385,000	415,018
4.95%, 9/15/2028	226,000	267,412
Xylem, Inc.:
1.95%, 1/30/2028	165,000	174,192
2.25%, 1/30/2031	255,000	268,591
3.25%, 11/1/2026	230,000	258,582
		10,094,772
MEDIA — 1.1%
CBS Corp.:
4.00%, 1/15/2026	135,000	154,518
4.20%, 6/1/2029	119,000	142,218
4.20%, 5/19/2032 (b)	290,000	348,597
4.95%, 5/19/2050	500,000	649,155
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	115,000	114,848
2.80%, 4/1/2031	106,000	111,792
3.70%, 4/1/2051	95,000	98,069
3.75%, 2/15/2028	84,000	94,199
3.85%, 4/1/2061	215,000	217,002
4.20%, 3/15/2028	217,000	249,852
4.46%, 7/23/2022	584,000	615,554
4.80%, 3/1/2050	650,000	771,998
4.91%, 7/23/2025	1,209,000	1,403,625
5.05%, 3/30/2029	281,000	340,569
5.13%, 7/1/2049	230,000	280,055
5.38%, 4/1/2038	320,000	400,669
5.38%, 5/1/2047	802,000	1,003,567
5.75%, 4/1/2048	594,000	776,299
6.38%, 10/23/2035	291,000	398,993
6.48%, 10/23/2045	366,000	516,968
Security Description	Principal Amount	Value
6.83%, 10/23/2055	$ 780,000	$ 1,170,819
Class USD, 4.50%, 2/1/2024	713,000	791,487
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	16,000	18,730
Comcast Corp.:
1.95%, 1/15/2031	275,000	281,889
2.35%, 1/15/2027	545,000	586,540
2.45%, 8/15/2052	425,000	412,879
2.65%, 2/1/2030	734,000	800,647
2.65%, 8/15/2062 (b)	175,000	175,061
2.80%, 1/15/2051	140,000	145,816
3.00%, 2/1/2024	336,000	361,301
3.15%, 3/1/2026	945,000	1,052,683
3.15%, 2/15/2028	504,000	566,284
3.20%, 7/15/2036	722,000	818,120
3.25%, 11/1/2039	80,000	90,438
3.30%, 2/1/2027	448,000	505,577
3.30%, 4/1/2027	200,000	227,498
3.38%, 2/15/2025 (b)	350,000	386,466
3.38%, 8/15/2025	543,000	605,841
3.40%, 7/15/2046	463,000	531,348
3.45%, 2/1/2050	160,000	187,957
3.70%, 4/15/2024	723,000	796,927
3.75%, 4/1/2040	115,000	138,661
3.90%, 3/1/2038	559,000	682,064
3.97%, 11/1/2047	670,000	838,244
4.00%, 8/15/2047	300,000	375,036
4.00%, 3/1/2048	278,000	349,243
4.00%, 11/1/2049	537,000	679,772
4.05%, 11/1/2052	656,000	838,047
4.15%, 10/15/2028	215,000	257,852
4.20%, 8/15/2034	604,000	757,380
4.25%, 10/15/2030	637,000	782,682
4.25%, 1/15/2033	394,000	494,797
4.40%, 8/15/2035	358,000	456,346
4.50%, 1/15/2043	335,000	442,099
4.60%, 10/15/2038	640,000	843,539
4.60%, 8/15/2045	428,000	573,165
4.65%, 7/15/2042	323,000	433,579
4.70%, 10/15/2048	335,000	465,131
4.75%, 3/1/2044	450,000	615,339
4.95%, 10/15/2058	280,000	422,985
5.65%, 6/15/2035	285,000	408,254
6.40%, 5/15/2038	272,000	423,001
6.45%, 3/15/2037	100,000	154,038
6.50%, 11/15/2035	100,000	154,615
Discovery Communications LLC:
2.95%, 3/20/2023	237,000	249,578
3.63%, 5/15/2030 (b)	250,000	286,087
4.00%, 9/15/2055 (e)	947,000	1,056,568
4.13%, 5/15/2029	153,000	178,557
4.65%, 5/15/2050	531,000	664,164

182

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/11/2026	$ 193,000	$ 227,478
5.20%, 9/20/2047	481,000	624,497
5.30%, 5/15/2049	125,000	165,673
Fox Corp.:
3.67%, 1/25/2022	244,000	252,560
4.03%, 1/25/2024	399,000	439,203
4.71%, 1/25/2029 (b)	631,000	766,154
5.48%, 1/25/2039	518,000	711,758
5.58%, 1/25/2049	135,000	197,131
Grupo Televisa SAB:
5.00%, 5/13/2045	255,000	307,670
5.25%, 5/24/2049 (b)	431,000	545,775
6.13%, 1/31/2046	150,000	207,958
6.63%, 3/18/2025	397,000	483,320
6.63%, 1/15/2040	195,000	272,943
NBCUniversal Media LLC:
4.45%, 1/15/2043	590,000	772,652
5.95%, 4/1/2041	256,000	389,919
6.40%, 4/30/2040	100,000	157,384
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	147,816
7.88%, 2/15/2026	218,000	292,689
Thomson Reuters Corp. 5.85%, 4/15/2040	450,000	627,115
Time Warner Cable LLC:
4.50%, 9/15/2042	317,000	369,327
5.50%, 9/1/2041	263,500	339,061
5.88%, 11/15/2040	370,000	491,156
6.55%, 5/1/2037	330,000	452,918
6.75%, 6/15/2039	380,000	541,147
7.30%, 7/1/2038	620,000	920,607
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	64,000	70,992
4.38%, 8/16/2041	465,000	594,135
Series GMTN, 3.15%, 9/17/2025	100,000	110,938
Series GMTN, 4.13%, 6/1/2044	208,000	264,649
Series MTN, 1.85%, 7/30/2026	222,000	233,986
Series MTN, 2.35%, 12/1/2022	204,000	211,921
Series MTN, 2.45%, 3/4/2022	370,000	379,280
Series MTN, 2.95%, 6/15/2027 (b)	187,000	208,406
Series MTN, 3.70%, 12/1/2042	419,000	498,421
ViacomCBS, Inc.:
3.70%, 6/1/2028	425,000	485,346
3.88%, 4/1/2024	447,000	488,406
4.38%, 3/15/2043	658,000	776,966
4.85%, 7/1/2042	500,000	612,285
4.90%, 8/15/2044	113,000	140,734
5.25%, 4/1/2044	250,000	325,637
7.88%, 7/30/2030	354,000	530,752
Security Description	Principal Amount	Value
Walt Disney Co.:
1.65%, 9/1/2022	$ 155,000	$ 158,357
1.75%, 8/30/2024 (b)	490,000	510,653
1.75%, 1/13/2026	704,000	737,067
2.00%, 9/1/2029	603,000	628,778
2.20%, 1/13/2028	309,000	330,043
2.65%, 1/13/2031 (b)	1,330,000	1,458,039
2.75%, 9/1/2049	217,000	228,675
3.00%, 9/15/2022	100,000	104,447
3.38%, 11/15/2026	400,000	451,168
3.50%, 5/13/2040	375,000	441,139
3.60%, 1/13/2051	175,000	212,124
3.70%, 9/15/2024	129,000	142,942
3.80%, 3/22/2030 (b)	474,000	564,254
3.80%, 5/13/2060	250,000	316,530
4.70%, 3/23/2050	500,000	708,425
4.75%, 9/15/2044	200,000	272,812
4.75%, 11/15/2046	25,000	33,812
5.40%, 10/1/2043	250,000	365,080
6.15%, 3/1/2037	200,000	291,786
6.20%, 12/15/2034	400,000	602,756
6.65%, 11/15/2037	154,000	242,371
		58,661,701
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	832,000	864,406
4.38%, 6/15/2045	160,000	201,179
Timken Co.:
3.88%, 9/1/2024	95,000	101,603
4.50%, 12/15/2028	370,000	412,883
Valmont Industries, Inc. 5.25%, 10/1/2054	230,000	271,911
		1,851,982
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	375,000	401,738
Barrick Gold Corp. 5.25%, 4/1/2042	215,000	296,126
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	318,488
5.75%, 5/1/2043	355,000	516,134
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	234,562
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	667,000	686,083
Kinross Gold Corp. 5.95%, 3/15/2024	40,000	45,541
Newmont Corp.:
2.25%, 10/1/2030	597,000	628,760
5.45%, 6/9/2044	150,000	213,717

183

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/1/2035	$ 130,000	$ 189,116
6.25%, 10/1/2039	156,000	237,147
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	170,000	221,780
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	917,000	1,035,770
7.13%, 7/15/2028	181,000	255,442
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	194,748
5.25%, 11/8/2042	325,000	435,805
5.88%, 4/23/2045 (b)	151,000	218,728
7.50%, 7/27/2035	590,000	898,794
Teck Resources, Ltd.:
6.00%, 8/15/2040	423,000	527,743
6.13%, 10/1/2035	200,000	258,390
6.25%, 7/15/2041	229,000	294,544
		8,109,156
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023	350,000	360,559
2.00%, 2/14/2025 (b)	142,000	150,551
2.88%, 10/15/2027	149,000	166,141
3.05%, 4/15/2030 (b)	495,000	563,310
3.25%, 8/26/2049	264,000	302,552
Series MTN, 2.00%, 6/26/2022	106,000	108,760
Series MTN, 2.75%, 3/1/2022	260,000	266,981
Series MTN, 3.00%, 8/7/2025	250,000	277,482
Series MTN, 3.25%, 2/14/2024 (b)	281,000	304,907
Series MTN, 3.38%, 3/1/2029 (b)	465,000	538,028
Series MTN, 3.63%, 9/14/2028	200,000	233,550
Carlisle Cos., Inc.:
2.75%, 3/1/2030	165,000	177,068
3.75%, 11/15/2022	100,000	104,823
Eaton Corp.:
3.10%, 9/15/2027	118,000	132,197
3.92%, 9/15/2047	50,000	61,365
4.00%, 11/2/2032	270,000	329,346
4.15%, 11/2/2042	397,000	502,578
General Electric Co.:
3.45%, 5/1/2027	1,464,000	1,650,206
3.63%, 5/1/2030 (b)	250,000	284,967
4.13%, 10/9/2042	175,000	205,002
4.35%, 5/1/2050	549,000	664,114
4.50%, 3/11/2044	240,000	293,326
Series A, 6.75%, 3/15/2032	915,000	1,282,391
Series GMTN, 6.15%, 8/7/2037	283,000	387,945
Security Description	Principal Amount	Value
Series GMTN, 6.88%, 1/10/2039	$ 366,000	$ 538,895
Series MTN, 5.88%, 1/14/2038	558,000	756,910
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	225,000	245,268
3.90%, 9/1/2042	191,000	240,098
4.88%, 9/15/2041	100,000	138,440
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	214,622
3.25%, 3/1/2027	203,000	226,451
3.25%, 6/14/2029	138,000	156,605
Series MTN, 3.50%, 9/15/2022	250,000	262,680
Series MTN, 4.20%, 11/21/2034	295,000	364,057
Series MTN, 6.25%, 5/15/2038	200,000	291,338
Pentair Finance Sarl 4.50%, 7/1/2029	75,000	89,116
Textron, Inc.:
2.45%, 3/15/2031	155,000	159,162
3.65%, 3/15/2027	358,000	395,508
3.88%, 3/1/2025	55,000	60,252
3.90%, 9/17/2029	536,000	611,587
4.00%, 3/15/2026	50,000	56,336
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	117,000	136,241
4.30%, 2/21/2048	70,000	87,013
5.75%, 6/15/2043	140,000	202,107
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029 (b)	141,000	165,434
4.50%, 3/21/2049	421,000	551,367
		15,297,636
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	166,000	194,082
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	325,000	327,171
2.75%, 5/10/2023	536,000	565,308
2.77%, 11/10/2050	325,000	323,206
2.94%, 6/4/2051	175,000	178,971
3.00%, 2/24/2050	222,000	228,407
3.02%, 1/16/2027 (b)	257,000	284,026
3.12%, 5/4/2026	180,000	199,237
3.22%, 11/28/2023	175,000	187,947
3.25%, 5/6/2022	374,000	388,713
3.41%, 2/11/2026	853,000	956,418
3.59%, 4/14/2027	100,000	113,667
3.79%, 2/6/2024	197,000	215,398

184

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.23%, 11/6/2028	$ 1,010,000	$ 1,206,041
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	208,432
3.28%, 9/19/2027	775,000	872,542
3.51%, 3/17/2025	616,000	687,542
3.54%, 11/4/2024 (b)	299,000	331,624
3.72%, 11/28/2028	122,000	141,259
3.81%, 2/10/2024 (b)	272,000	298,623
3.99%, 9/26/2023	289,000	316,504
Burlington Resources LLC 5.95%, 10/15/2036	224,000	316,010
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (b)	265,000	278,189
2.95%, 1/15/2023	135,000	141,237
2.95%, 7/15/2030	250,000	267,380
3.85%, 6/1/2027	261,000	293,226
6.25%, 3/15/2038 (b)	190,000	254,114
6.45%, 6/30/2033	103,000	135,009
6.50%, 2/15/2037	250,000	329,585
6.75%, 2/1/2039	165,000	226,698
Series GMTN, 4.95%, 6/1/2047 (b)	150,000	189,162
Chevron Corp.:
1.14%, 5/11/2023	55,000	56,131
1.55%, 5/11/2025	1,140,000	1,186,592
2.00%, 5/11/2027	155,000	164,373
2.24%, 5/11/2030 (b)	1,083,000	1,161,268
2.41%, 3/3/2022	136,000	138,900
2.57%, 5/16/2023	279,000	292,766
2.90%, 3/3/2024 (b)	210,000	225,139
2.98%, 5/11/2040	120,000	132,965
3.08%, 5/11/2050	230,000	256,763
3.19%, 6/24/2023	457,000	486,554
3.33%, 11/17/2025	150,000	168,653
Chevron USA, Inc.:
0.33%, 8/12/2022 (b)	165,000	165,251
0.43%, 8/11/2023	75,000	75,225
0.69%, 8/12/2025 (b)	165,000	166,015
1.02%, 8/12/2027 (b)	504,000	504,711
2.34%, 8/12/2050	155,000	151,119
Cimarex Energy Co.:
3.90%, 5/15/2027	199,000	219,847
4.38%, 3/15/2029	200,000	227,204
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	340,000	354,674
4.25%, 5/9/2043 (b)	235,000	268,069
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045 (b)	150,000	170,720
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	400,000	431,296
4.38%, 5/2/2028 (b)	220,000	251,460
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	904,913
Security Description	Principal Amount	Value
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	$ 135,000	$ 146,565
4.88%, 4/30/2044	405,000	504,820
Concho Resources, Inc.:
2.40%, 2/15/2031	234,000	244,787
3.75%, 10/1/2027	423,000	483,806
4.30%, 8/15/2028 (b)	200,000	236,926
4.85%, 8/15/2048 (b)	75,000	101,564
ConocoPhillips:
5.90%, 10/15/2032 (b)	188,000	256,246
5.90%, 5/15/2038	435,000	626,391
6.50%, 2/1/2039 (b)	687,000	1,060,048
ConocoPhillips Co.:
4.30%, 11/15/2044	247,000	311,729
4.95%, 3/15/2026 (b)	188,000	225,732
6.95%, 4/15/2029	541,000	758,314
Devon Energy Corp.:
4.75%, 5/15/2042	562,000	636,111
5.00%, 6/15/2045	165,000	193,456
5.60%, 7/15/2041 (b)	250,000	305,093
7.95%, 4/15/2032	100,000	141,095
Diamondback Energy, Inc.:
2.88%, 12/1/2024	141,000	148,102
3.25%, 12/1/2026	775,000	828,281
3.50%, 12/1/2029 (b)	297,000	317,451
Ecopetrol SA:
4.13%, 1/16/2025	896,000	976,559
5.38%, 6/26/2026	206,000	237,007
5.88%, 5/28/2045	1,100,000	1,331,033
6.88%, 4/29/2030 (b)	265,000	341,585
Eni USA, Inc. 7.30%, 11/15/2027	316,000	421,544
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	681,761
4.15%, 1/15/2026 (b)	100,000	116,198
4.38%, 4/15/2030 (b)	250,000	304,715
Equinor ASA:
1.75%, 1/22/2026	440,000	461,877
2.38%, 5/22/2030	325,000	348,007
2.45%, 1/17/2023	418,000	436,338
3.13%, 4/6/2030	1,197,000	1,359,924
3.15%, 1/23/2022	158,000	162,699
3.25%, 11/18/2049	435,000	484,011
3.70%, 3/1/2024	276,000	303,597
3.95%, 5/15/2043	225,000	273,665
4.80%, 11/8/2043	365,000	491,640
Exxon Mobil Corp.:
1.90%, 8/16/2022	102,000	104,694
2.02%, 8/16/2024 (b)	360,000	378,922
2.28%, 8/16/2026	152,000	163,604
2.40%, 3/6/2022	305,000	311,585
2.61%, 10/15/2030 (b)	2,400,000	2,620,872
2.71%, 3/6/2025	743,000	802,581
2.73%, 3/1/2023	535,000	560,621

185

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.04%, 3/1/2026	$ 216,000	$ 239,425
3.10%, 8/16/2049	214,000	231,465
3.18%, 3/15/2024 (b)	243,000	262,362
4.11%, 3/1/2046	426,000	524,985
4.33%, 3/19/2050	2,133,000	2,789,111
Hess Corp.:
5.60%, 2/15/2041	180,000	217,901
5.80%, 4/1/2047	127,000	160,242
6.00%, 1/15/2040	138,000	169,625
7.13%, 3/15/2033	495,000	643,371
7.30%, 8/15/2031	240,000	312,756
7.88%, 10/1/2029	100,000	130,830
HollyFrontier Corp.:
2.63%, 10/1/2023	150,000	153,318
4.50%, 10/1/2030	165,000	173,948
5.88%, 4/1/2026	261,000	292,892
Husky Energy, Inc.:
3.95%, 4/15/2022	213,000	219,573
4.40%, 4/15/2029	319,000	355,146
6.80%, 9/15/2037	197,000	252,800
Marathon Oil Corp.:
6.60%, 10/1/2037 (b)	765,000	941,172
6.80%, 3/15/2032	330,000	406,953
Marathon Petroleum Corp.:
3.80%, 4/1/2028	190,000	211,818
4.70%, 5/1/2025	434,000	497,468
4.75%, 12/15/2023	176,000	195,235
4.75%, 9/15/2044	360,000	413,546
5.00%, 9/15/2054	109,000	123,411
5.13%, 12/15/2026	58,000	69,175
6.50%, 3/1/2041	403,000	539,831
Nexen, Inc.:
6.40%, 5/15/2037	421,000	579,342
7.88%, 3/15/2032	277,000	407,337
Noble Energy, Inc.:
3.25%, 10/15/2029	100,000	113,511
3.85%, 1/15/2028	5,000	5,790
4.20%, 10/15/2049	125,000	162,430
4.95%, 8/15/2047	335,000	471,908
5.25%, 11/15/2043	515,000	729,940
6.00%, 3/1/2041	139,000	209,039
Petro-Canada 6.80%, 5/15/2038	255,000	357,893
Phillips 66:
0.90%, 2/15/2024	370,000	371,021
1.30%, 2/15/2026 (b)	40,000	40,666
2.15%, 12/15/2030 (b)	360,000	365,148
3.85%, 4/9/2025	390,000	439,156
3.90%, 3/15/2028 (b)	267,000	307,848
4.30%, 4/1/2022	332,000	347,953
4.88%, 11/15/2044	425,000	536,367
5.88%, 5/1/2042	332,000	460,876
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	200,000	198,276
Security Description	Principal Amount	Value
4.45%, 1/15/2026 (b)	$ 68,000	$ 78,633
Shell International Finance B.V.:
0.38%, 9/15/2023	500,000	501,095
2.00%, 11/7/2024	411,000	433,079
2.38%, 8/21/2022	285,000	294,864
2.38%, 11/7/2029	365,000	392,598
2.50%, 9/12/2026	415,000	454,782
2.75%, 4/6/2030	210,000	232,199
2.88%, 5/10/2026	318,000	351,762
3.13%, 11/7/2049	418,000	462,571
3.25%, 5/11/2025	752,000	834,562
3.25%, 4/6/2050	1,050,000	1,189,786
3.40%, 8/12/2023	293,000	316,625
3.50%, 11/13/2023	515,000	560,438
3.63%, 8/21/2042	285,000	331,392
3.88%, 11/13/2028	334,000	395,777
4.00%, 5/10/2046 (b)	629,000	789,326
4.13%, 5/11/2035	346,000	432,939
4.38%, 5/11/2045	845,000	1,111,859
4.55%, 8/12/2043	185,000	245,684
6.38%, 12/15/2038	270,000	421,359
Suncor Energy, Inc.:
2.80%, 5/15/2023	130,000	136,876
3.10%, 5/15/2025 (b)	115,000	125,953
3.60%, 12/1/2024	296,000	326,677
4.00%, 11/15/2047	731,000	828,362
7.15%, 2/1/2032	225,000	310,871
Total Capital International SA:
2.43%, 1/10/2025 (b)	309,000	329,737
2.70%, 1/25/2023	126,000	132,193
2.83%, 1/10/2030	317,000	354,244
2.88%, 2/17/2022	381,000	392,057
2.99%, 6/29/2041	200,000	217,540
3.13%, 5/29/2050	500,000	544,175
3.39%, 6/29/2060	250,000	284,345
3.46%, 2/19/2029	462,000	534,922
3.46%, 7/12/2049	195,000	226,188
3.70%, 1/15/2024	315,000	345,779
3.75%, 4/10/2024	199,000	220,422
Total Capital SA 3.88%, 10/11/2028	212,000	251,546
Valero Energy Corp.:
1.20%, 3/15/2024	280,000	282,061
2.15%, 9/15/2027	265,000	271,185
2.85%, 4/15/2025 (b)	250,000	266,725
3.65%, 3/15/2025	54,000	59,027
4.90%, 3/15/2045	155,000	180,846
6.63%, 6/15/2037	317,000	420,390
7.50%, 4/15/2032	750,000	1,041,315
		74,371,436

186

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029 (b)	$ 290,000	$ 318,791
3.34%, 12/15/2027	46,000	51,675
4.08%, 12/15/2047	533,500	608,958
4.49%, 5/1/2030	395,000	475,616
Halliburton Co.:
2.92%, 3/1/2030 (b)	250,000	264,958
3.50%, 8/1/2023 (b)	152,000	162,090
5.00%, 11/15/2045	588,000	693,581
6.70%, 9/15/2038	380,000	506,377
7.45%, 9/15/2039	345,000	497,193
National Oilwell Varco, Inc. 3.60%, 12/1/2029 (b)	530,000	553,770
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	65,000	66,886
Schlumberger Investment SA:
2.65%, 6/26/2030	516,000	552,063
3.65%, 12/1/2023	444,000	481,789
		5,233,747
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	148,524
Bemis Co., Inc. 2.63%, 6/19/2030 (b)	144,000	155,991
Berry Global, Inc. 1.57%, 1/15/2026 (e)	250,000	252,207
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	111,413
3.40%, 12/15/2027	172,000	193,696
4.05%, 12/15/2049	50,000	62,225
4.50%, 11/1/2023	135,000	148,913
Sonoco Products Co. 5.75%, 11/1/2040	105,000	142,603
WestRock RKT LLC 4.00%, 3/1/2023	100,000	106,320
WRKCo, Inc.:
3.00%, 9/15/2024	779,000	837,659
3.00%, 6/15/2033	115,000	126,950
3.38%, 9/15/2027	643,000	718,315
3.90%, 6/1/2028	348,000	403,276
4.00%, 3/15/2028 (b)	178,000	205,800
4.20%, 6/1/2032	60,000	72,733
		3,686,625
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.30%, 11/21/2022	897,000	929,732
2.60%, 11/21/2024	295,000	316,184
2.90%, 11/6/2022	743,000	777,520
Security Description	Principal Amount	Value
2.95%, 11/21/2026	$ 543,000	$ 601,318
3.20%, 11/21/2029	1,394,000	1,570,202
3.25%, 10/1/2022	502,000	522,868
3.45%, 3/15/2022	940,000	968,980
3.60%, 5/14/2025	701,000	781,692
3.75%, 11/14/2023	508,000	554,050
3.80%, 3/15/2025	690,000	770,516
3.85%, 6/15/2024	566,000	623,364
4.05%, 11/21/2039	705,000	852,528
4.25%, 11/14/2028	354,000	424,411
4.25%, 11/21/2049	1,310,000	1,647,718
4.40%, 11/6/2042	519,000	650,390
4.50%, 5/14/2035	753,000	947,839
4.55%, 3/15/2035	1,180,000	1,493,019
4.75%, 3/15/2045	574,000	751,555
4.85%, 6/15/2044	300,000	395,931
4.88%, 11/14/2048	45,000	61,188
AmerisourceBergen Corp.:
2.80%, 5/15/2030	100,000	108,778
3.45%, 12/15/2027	118,000	134,358
4.30%, 12/15/2047	415,500	509,619
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	248,578
1.38%, 8/6/2030	500,000	494,040
2.13%, 8/6/2050 (b)	115,000	107,853
2.38%, 6/12/2022	483,000	496,785
3.38%, 11/16/2025	381,000	428,202
3.50%, 8/17/2023	163,000	175,704
4.00%, 9/18/2042	317,000	393,860
4.38%, 11/16/2045	230,000	305,939
4.38%, 8/17/2048	130,000	174,766
6.45%, 9/15/2037	689,000	1,058,152
Becton Dickinson & Co.:
3.70%, 6/6/2027	840,000	960,994
4.67%, 6/6/2047	616,000	806,670
Becton Dickinson and Co.:
2.89%, 6/6/2022	634,000	654,383
3.36%, 6/6/2024	499,000	541,285
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	165,000	165,259
0.75%, 11/13/2025	550,000	553,740
1.13%, 11/13/2027 (b)	250,000	252,333
1.45%, 11/13/2030	145,000	145,593
2.35%, 11/13/2040	110,000	112,591
2.55%, 11/13/2050	145,000	148,178
2.60%, 5/16/2022	442,000	456,073
2.75%, 2/15/2023	504,000	528,444
2.90%, 7/26/2024	673,000	730,393
3.20%, 6/15/2026	608,000	684,116
3.25%, 8/15/2022	222,000	232,589
3.25%, 2/20/2023	100,000	105,910
3.25%, 2/27/2027	331,000	374,930
3.25%, 8/1/2042	159,000	182,918
3.40%, 7/26/2029	842,000	978,800
3.45%, 11/15/2027	150,000	172,796

187

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 8/15/2022	$ 537,000	$ 564,983
3.63%, 5/15/2024	760,000	833,659
3.90%, 2/20/2028	125,000	148,361
4.00%, 8/15/2023	791,000	866,192
4.13%, 6/15/2039	221,000	283,318
4.25%, 10/26/2049	343,000	462,724
4.35%, 11/15/2047	141,000	189,796
4.50%, 3/1/2044 (b)	54,000	74,878
4.55%, 2/20/2048	250,000	346,932
4.63%, 5/15/2044	457,000	619,852
5.00%, 8/15/2045	506,000	730,072
7.15%, 6/15/2023	300,000	348,861
Cardinal Health, Inc.:
2.62%, 6/15/2022	345,000	355,184
3.08%, 6/15/2024	279,000	300,081
4.37%, 6/15/2047	250,000	293,475
4.50%, 11/15/2044	340,000	395,134
4.90%, 9/15/2045	123,000	152,193
Cigna Corp.:
3.00%, 7/15/2023	215,000	227,724
3.05%, 11/30/2022	307,000	321,183
3.05%, 10/15/2027	455,000	507,557
3.20%, 3/15/2040	190,000	208,945
3.40%, 3/1/2027	322,000	363,622
3.88%, 10/15/2047	140,000	166,037
4.13%, 11/15/2025	672,000	773,069
4.38%, 10/15/2028	724,000	874,121
4.50%, 2/25/2026	145,000	169,504
4.80%, 8/15/2038	423,000	550,086
4.80%, 7/15/2046	225,000	297,637
4.90%, 12/15/2048	305,000	418,963
6.13%, 11/15/2041	335,000	494,500
CVS Health Corp.:
1.30%, 8/21/2027	595,000	598,903
1.75%, 8/21/2030	450,000	451,953
1.88%, 2/28/2031	160,000	161,982
2.63%, 8/15/2024	655,000	701,728
2.70%, 8/21/2040	135,000	136,883
2.88%, 6/1/2026	914,000	1,004,047
3.00%, 8/15/2026	260,000	288,015
3.25%, 8/15/2029	478,000	538,281
3.38%, 8/12/2024 (b)	320,000	349,402
3.75%, 4/1/2030	1,410,000	1,643,891
3.88%, 7/20/2025	649,000	734,967
4.10%, 3/25/2025	358,000	406,051
4.13%, 4/1/2040	350,000	418,967
4.30%, 3/25/2028	2,269,000	2,689,332
4.78%, 3/25/2038	1,273,000	1,612,102
5.05%, 3/25/2048	1,314,000	1,776,554
5.30%, 12/5/2043	865,000	1,171,063
Eli Lilly & Co.:
2.25%, 5/15/2050	500,000	491,660
2.50%, 9/15/2060	500,000	501,830
2.75%, 6/1/2025	179,000	195,554
3.38%, 3/15/2029	225,000	261,360
Security Description	Principal Amount	Value
3.95%, 5/15/2047	$ 300,000	$ 384,468
3.95%, 3/15/2049	261,000	340,728
4.15%, 3/15/2059	351,000	482,141
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	265,000	266,325
2.85%, 5/8/2022	179,000	185,140
2.88%, 6/1/2022	473,000	489,361
3.00%, 6/1/2024	408,000	440,917
3.38%, 6/1/2029	355,000	412,822
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	217,000	232,463
3.63%, 5/15/2025 (b)	388,000	437,214
4.20%, 3/18/2043	391,000	504,726
5.38%, 4/15/2034	480,000	681,979
6.38%, 5/15/2038	424,000	669,967
Johnson & Johnson:
0.55%, 9/1/2025 (b)	320,000	321,267
0.95%, 9/1/2027	365,000	366,460
1.30%, 9/1/2030	355,000	356,963
2.10%, 9/1/2040	335,000	338,025
2.25%, 3/3/2022	238,000	243,186
2.25%, 9/1/2050	500,000	505,895
2.45%, 3/1/2026 (b)	442,000	480,861
2.45%, 9/1/2060	335,000	348,068
2.63%, 1/15/2025 (b)	367,000	397,366
2.90%, 1/15/2028	806,000	910,216
2.95%, 3/3/2027 (b)	365,000	409,128
3.63%, 3/3/2037	500,000	613,455
3.70%, 3/1/2046	691,000	880,306
4.38%, 12/5/2033	279,000	368,339
4.85%, 5/15/2041	100,000	140,302
4.95%, 5/15/2033	144,000	199,418
Mckesson Corp. 0.90%, 12/3/2025	310,000	311,572
McKesson Corp.:
2.85%, 3/15/2023	39,000	40,749
3.80%, 3/15/2024	685,000	751,171
3.95%, 2/16/2028	161,000	187,864
4.75%, 5/30/2029	74,000	91,076
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	738,810
Merck & Co., Inc.:
0.75%, 2/24/2026	240,000	242,153
1.45%, 6/24/2030	210,000	212,409
2.35%, 2/10/2022	502,000	513,446
2.35%, 6/24/2040	285,000	294,909
2.45%, 6/24/2050	200,000	207,150
2.80%, 5/18/2023	435,000	460,991
2.90%, 3/7/2024	136,000	146,613
3.40%, 3/7/2029	315,000	366,383
3.60%, 9/15/2042	150,000	185,265
3.70%, 2/10/2045	508,000	632,013
3.90%, 3/7/2039	371,000	470,191
4.00%, 3/7/2049	380,000	501,961
4.15%, 5/18/2043	270,000	353,425

188

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 12/1/2033	$ 176,000	$ 273,504
6.55%, 9/15/2037	200,000	320,152
Mylan, Inc.:
4.55%, 4/15/2028	148,000	176,267
5.20%, 4/15/2048	99,000	130,253
5.40%, 11/29/2043	420,000	555,068
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	364,868
2.00%, 2/14/2027	598,000	637,408
2.20%, 8/14/2030	260,000	279,625
2.40%, 5/17/2022	344,000	353,481
2.40%, 9/21/2022	230,000	238,614
2.75%, 8/14/2050	165,000	181,365
3.00%, 11/20/2025	144,000	159,417
3.40%, 5/6/2024	503,000	552,415
4.00%, 11/20/2045	138,000	180,574
4.40%, 5/6/2044	604,000	831,201
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030	435,000	466,403
4.90%, 12/15/2044	315,000	350,620
Pfizer, Inc.:
0.80%, 5/28/2025	225,000	228,310
1.70%, 5/28/2030	900,000	930,708
2.55%, 5/28/2040	215,000	228,500
2.75%, 6/3/2026	282,000	311,686
2.95%, 3/15/2024	100,000	107,911
3.00%, 12/15/2026	146,000	164,774
3.20%, 9/15/2023	175,000	188,487
3.40%, 5/15/2024	141,000	155,024
3.90%, 3/15/2039	773,000	964,194
4.00%, 12/15/2036	610,000	774,511
4.00%, 3/15/2049	200,000	262,378
4.10%, 9/15/2038	340,000	434,357
4.13%, 12/15/2046	325,000	428,321
4.20%, 9/15/2048	185,000	247,804
4.30%, 6/15/2043	160,000	211,338
4.40%, 5/15/2044	256,000	344,594
5.60%, 9/15/2040	85,000	125,311
7.20%, 3/15/2039	491,000	845,585
Pharmacia LLC 6.60%, 12/1/2028	180,000	249,979
Sanofi 3.38%, 6/19/2023	450,000	482,976
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	534,000	565,997
3.20%, 9/23/2026	682,000	762,694
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	204,302
3.03%, 7/9/2040	840,000	887,830
3.18%, 7/9/2050	276,000	293,567
3.38%, 7/9/2060	200,000	220,622
4.40%, 11/26/2023	1,088,000	1,205,363
Security Description	Principal Amount	Value
Upjohn, Inc.:
1.65%, 6/22/2025 (e)	$ 180,000	$ 186,084
2.30%, 6/22/2027 (e)	225,000	238,952
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	342,000	391,333
5.25%, 6/15/2046	514,000	673,186
Viatris, Inc.:
1.13%, 6/22/2022 (e)	300,000	302,784
2.70%, 6/22/2030 (e)	155,000	164,415
3.85%, 6/22/2040 (e)	165,000	185,495
4.00%, 6/22/2050 (e)	615,000	702,471
Wyeth LLC:
5.95%, 4/1/2037	557,000	839,276
6.00%, 2/15/2036	229,000	342,279
6.45%, 2/1/2024	110,000	129,775
Zoetis, Inc.:
2.00%, 5/15/2030	239,000	247,506
3.00%, 9/12/2027	169,000	189,179
3.00%, 5/15/2050	130,000	143,105
3.90%, 8/20/2028	163,000	192,149
3.95%, 9/12/2047	102,000	128,106
4.50%, 11/13/2025	483,000	563,825
4.70%, 2/1/2043	130,000	178,069
		100,330,806
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,523
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	99,000	103,187
3.40%, 2/15/2031	105,000	109,249
4.45%, 7/15/2027	193,000	217,592
5.95%, 6/1/2026	85,000	100,963
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	380,000	422,659
5.88%, 3/31/2025	285,000	331,649
7.00%, 6/30/2024	550,000	642,312
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	229,121
5.80%, 6/1/2045	73,000	99,647
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	168,391
4.15%, 9/15/2029 (b)	247,000	243,369
4.40%, 3/15/2027	418,000	423,267
5.00%, 5/15/2044	100,000	95,244
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	163,000	201,452
5.88%, 10/15/2025	315,000	383,575
Series B, 7.50%, 4/15/2038 (b)	130,000	185,994

189

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Enbridge, Inc.:
2.50%, 1/15/2025 (b)	$ 150,000	$ 160,733
2.90%, 7/15/2022	105,000	108,945
3.13%, 11/15/2029 (b)	558,000	615,920
3.70%, 7/15/2027 (b)	221,000	252,183
4.00%, 10/1/2023 (b)	300,000	326,571
4.25%, 12/1/2026	322,000	377,188
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	280,000	296,246
3.60%, 2/1/2023	115,000	120,279
3.75%, 5/15/2030 (b)	180,000	193,984
4.05%, 3/15/2025	192,000	210,799
4.20%, 4/15/2027	112,000	123,202
4.50%, 4/15/2024	321,000	351,681
4.75%, 1/15/2026	603,000	682,855
5.00%, 5/15/2050	378,000	409,605
5.15%, 2/1/2043	181,000	190,865
5.15%, 3/15/2045	307,000	332,370
5.20%, 2/1/2022	147,000	152,282
5.30%, 4/15/2047	315,000	346,705
5.50%, 6/1/2027	103,000	120,698
5.95%, 10/1/2043	180,000	204,332
6.05%, 6/1/2041	370,000	428,497
6.50%, 2/1/2042	193,000	236,035
7.50%, 7/1/2038	375,000	493,477
Series 20Y, 5.80%, 6/15/2038	115,000	131,906
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	300,000	324,900
5.00%, 10/1/2022	237,000	251,436
5.88%, 3/1/2022	90,000	94,123
Enterprise Products Operating LLC:
2.80%, 1/31/2030	105,000	113,970
3.13%, 7/31/2029	345,000	383,209
3.20%, 2/15/2052	235,000	238,118
3.50%, 2/1/2022	423,000	437,255
3.70%, 2/15/2026	301,000	340,913
3.70%, 1/31/2051	150,000	165,233
3.75%, 2/15/2025	195,000	218,451
3.95%, 2/15/2027	141,000	163,277
3.95%, 1/31/2060 (b)	225,000	251,102
4.05%, 2/15/2022	132,000	137,399
4.15%, 10/16/2028	347,000	411,264
4.20%, 1/31/2050	480,000	561,744
4.45%, 2/15/2043	430,000	516,529
4.85%, 3/15/2044	263,000	324,984
4.90%, 5/15/2046	194,000	243,862
4.95%, 10/15/2054	214,000	270,443
5.95%, 2/1/2041	426,000	582,048
7.55%, 4/15/2038	15,000	22,851
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	$ 730,000	$ 728,817
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	735,000	707,136
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	714,000	722,932
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	235,000	246,604
4.15%, 2/1/2024	225,000	246,436
4.25%, 9/1/2024	425,000	474,988
4.30%, 5/1/2024	300,000	332,394
5.00%, 3/1/2043	170,000	200,983
5.50%, 3/1/2044	475,000	596,747
5.63%, 9/1/2041	100,000	121,114
5.80%, 3/15/2035	291,000	364,876
6.38%, 3/1/2041	345,000	452,988
6.50%, 9/1/2039	244,000	318,784
7.50%, 11/15/2040	200,000	285,816
Kinder Morgan, Inc.:
2.00%, 2/15/2031	575,000	577,955
3.25%, 8/1/2050	590,000	589,469
4.30%, 6/1/2025	892,000	1,018,334
4.30%, 3/1/2028	423,000	496,331
5.20%, 3/1/2048	197,000	249,741
5.55%, 6/1/2045	495,000	637,664
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (b)	125,000	140,814
3.95%, 3/1/2050	260,000	292,718
4.20%, 10/3/2047	178,000	203,671
4.25%, 9/15/2046	135,000	153,522
4.85%, 2/1/2049	200,000	251,522
5.00%, 3/1/2026	63,000	75,164
MPLX L.P.:
1.75%, 3/1/2026	175,000	180,997
2.65%, 8/15/2030	336,000	352,951
3.38%, 3/15/2023	351,000	371,498
3.50%, 12/1/2022	312,000	327,747
4.00%, 2/15/2025	100,000	111,520
4.00%, 3/15/2028 (b)	437,000	502,983
4.25%, 12/1/2027	135,000	157,783
4.50%, 4/15/2038	410,000	470,602
4.70%, 4/15/2048	468,000	555,797
4.88%, 6/1/2025	206,000	237,973
5.20%, 3/1/2047	340,000	418,924
5.20%, 12/1/2047	200,000	243,094
5.50%, 2/15/2049	503,000	663,040
ONEOK Partners L.P.:
6.13%, 2/1/2041	360,000	429,332
6.85%, 10/15/2037	200,000	257,208
ONEOK, Inc.:
2.20%, 9/15/2025	200,000	206,826

190

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/1/2024	$ 185,000	$ 195,273
3.10%, 3/15/2030	200,000	212,400
4.00%, 7/13/2027	114,000	126,980
4.25%, 2/1/2022	131,000	134,934
4.35%, 3/15/2029	491,000	556,151
4.45%, 9/1/2049	80,000	84,566
4.50%, 3/15/2050	325,000	344,955
4.55%, 7/15/2028	393,000	449,458
5.85%, 1/15/2026	145,000	173,652
6.00%, 6/15/2035	131,000	160,349
6.35%, 1/15/2031	165,000	211,844
7.15%, 1/15/2051 (b)	105,000	147,935
Phillips 66 Partners L.P.:
2.45%, 12/15/2024 (b)	368,000	386,389
3.15%, 12/15/2029 (b)	248,000	258,793
3.55%, 10/1/2026	278,000	304,607
3.75%, 3/1/2028	247,000	268,647
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (b)	315,000	325,512
3.55%, 12/15/2029 (b)	425,000	444,979
3.80%, 9/15/2030 (b)	222,000	237,849
3.85%, 10/15/2023	125,000	133,611
4.30%, 1/31/2043	175,000	172,319
4.65%, 10/15/2025	205,000	229,182
4.90%, 2/15/2045	200,000	214,568
5.15%, 6/1/2042	150,000	162,225
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030 (e)	115,000	136,705
5.00%, 3/15/2027	603,000	711,655
5.63%, 4/15/2023	384,000	421,252
5.63%, 3/1/2025	723,000	844,124
5.75%, 5/15/2024	642,000	734,564
5.88%, 6/30/2026	321,000	388,211
6.25%, 3/15/2022	272,000	286,258
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	293,732
5.95%, 9/25/2043	200,000	258,352
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	142,398
4.00%, 10/1/2027	128,000	139,951
4.25%, 4/1/2024	100,000	108,192
4.65%, 2/15/2022	166,000	173,030
4.95%, 1/15/2043	140,000	144,742
5.35%, 5/15/2045	1,625,000	1,785,891
5.40%, 10/1/2047	520,000	581,651
6.10%, 2/15/2042	214,000	243,737
TC PipeLines L.P.:
3.90%, 5/25/2027	322,000	362,083
4.38%, 3/13/2025 (b)	85,000	95,860
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	125,000	172,949
Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	$ 466,000	$ 481,769
4.63%, 3/1/2034	223,000	272,189
4.75%, 5/15/2038	150,000	185,985
4.88%, 1/15/2026	209,000	248,545
5.00%, 10/16/2043	370,000	463,976
5.10%, 3/15/2049	161,000	216,065
5.85%, 3/15/2036	89,000	120,240
6.10%, 6/1/2040	150,000	206,307
6.20%, 10/15/2037	193,000	269,227
7.25%, 8/15/2038	320,000	485,046
7.63%, 1/15/2039	512,000	801,265
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	100,000	112,015
3.95%, 5/15/2050	230,000	258,706
4.00%, 3/15/2028	274,000	314,319
7.85%, 2/1/2026	422,000	553,753
Valero Energy Partners L.P.:
4.38%, 12/15/2026	151,000	175,187
4.50%, 3/15/2028	100,000	115,892
Williams Cos., Inc.:
3.35%, 8/15/2022	105,000	109,081
3.50%, 11/15/2030 (b)	350,000	396,914
3.70%, 1/15/2023	123,000	130,396
3.90%, 1/15/2025	69,000	76,656
4.00%, 9/15/2025	236,000	267,735
4.30%, 3/4/2024	273,000	300,944
4.55%, 6/24/2024	259,000	290,018
4.85%, 3/1/2048	265,000	326,538
4.90%, 1/15/2045	150,000	178,610
5.10%, 9/15/2045	702,000	873,702
5.75%, 6/24/2044	215,000	277,937
6.30%, 4/15/2040	448,000	597,587
		55,927,577
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Agree L.P. 2.90%, 10/1/2030	165,000	174,740
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	260,000	259,137
3.45%, 4/30/2025	158,000	175,213
3.95%, 1/15/2027	65,000	74,702
4.00%, 2/1/2050	189,000	237,337
4.50%, 7/30/2029	265,000	324,296
4.70%, 7/1/2030	185,000	229,670
4.85%, 4/15/2049	175,000	245,416
4.90%, 12/15/2030	298,000	379,119
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	156,546
3.30%, 7/15/2026	316,000	344,168

191

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/15/2023	$ 100,000	$ 105,528
3.88%, 1/30/2031	80,000	89,518
American Tower Corp.:
0.60%, 1/15/2024 (b)	130,000	130,087
1.30%, 9/15/2025	50,000	51,137
1.50%, 1/31/2028	100,000	100,645
1.88%, 10/15/2030 (b)	470,000	474,206
2.10%, 6/15/2030	75,000	77,036
2.25%, 1/15/2022	132,000	134,505
2.40%, 3/15/2025	200,000	213,028
2.75%, 1/15/2027	181,000	196,832
2.90%, 1/15/2030	95,000	103,579
2.95%, 1/15/2025	186,000	201,654
2.95%, 1/15/2051	100,000	100,052
3.00%, 6/15/2023	485,000	514,299
3.13%, 1/15/2027	114,000	125,776
3.38%, 5/15/2024	162,000	176,326
3.50%, 1/31/2023	180,000	191,025
3.70%, 10/15/2049	235,000	266,330
3.95%, 3/15/2029	597,000	694,860
4.00%, 6/1/2025	187,000	211,123
4.40%, 2/15/2026	580,000	671,234
4.70%, 3/15/2022	202,000	212,280
5.00%, 2/15/2024	208,000	235,610
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	393,000	435,322
Series GMTN, 3.45%, 6/1/2025	100,000	111,375
Series GMTN, 3.50%, 11/15/2024	200,000	220,468
Series MTN, 2.45%, 1/15/2031	125,000	134,455
Series MTN, 3.20%, 1/15/2028 (b)	439,000	489,595
Series MTN, 3.30%, 6/1/2029	115,000	130,481
Series MTN, 3.35%, 5/15/2027 (b)	65,000	72,635
Series MTN, 4.15%, 7/1/2047	50,000	62,225
Boston Properties L.P.:
2.75%, 10/1/2026	270,000	294,289
3.25%, 1/30/2031	223,000	246,029
3.40%, 6/21/2029	657,000	733,435
3.65%, 2/1/2026	417,000	475,497
4.50%, 12/1/2028	414,000	497,152
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	223,249
4.55%, 10/1/2029	163,000	182,751
Brixmor Operating Partnership L.P.:
3.90%, 3/15/2027	88,000	97,875
4.05%, 7/1/2030	565,000	649,857
4.13%, 6/15/2026	186,000	211,346
Security Description	Principal Amount	Value
4.13%, 5/15/2029	$ 150,000	$ 172,430
Camden Property Trust:
3.15%, 7/1/2029	201,000	226,555
3.35%, 11/1/2049	425,000	487,462
Corporate Office Properties L.P.:
2.25%, 3/15/2026	180,000	187,580
5.00%, 7/1/2025	280,000	318,632
Crown Castle International Corp.:
2.25%, 1/15/2031	70,000	72,510
3.15%, 7/15/2023	135,000	143,640
3.20%, 9/1/2024	180,000	195,750
3.65%, 9/1/2027	341,000	386,322
3.70%, 6/15/2026	266,000	299,984
3.80%, 2/15/2028	522,000	598,995
4.00%, 3/1/2027	112,000	128,463
4.00%, 11/15/2049	688,000	804,630
4.45%, 2/15/2026	388,000	449,118
4.75%, 5/15/2047	218,000	279,445
5.20%, 2/15/2049	223,000	303,632
5.25%, 1/15/2023	210,000	230,042
REIT, 1.35%, 7/15/2025	65,000	66,374
CubeSmart L.P.:
2.00%, 2/15/2031	175,000	175,457
3.00%, 2/15/2030 (b)	450,000	490,770
4.38%, 12/15/2023	65,000	71,173
CyrusOne L.P./CyrusOne Finance Corp.:
2.15%, 11/1/2030	215,000	210,130
2.90%, 11/15/2024	123,000	131,469
3.45%, 11/15/2029	145,000	156,045
Digital Realty Trust L.P.:
3.60%, 7/1/2029	348,000	399,111
3.70%, 8/15/2027	208,000	239,558
4.45%, 7/15/2028	225,000	267,775
Duke Realty L.P.:
1.75%, 7/1/2030	100,000	101,263
3.25%, 6/30/2026	247,000	276,235
3.38%, 12/15/2027	176,000	198,086
3.75%, 12/1/2024	75,000	82,841
Equinix, Inc.:
1.00%, 9/15/2025	250,000	250,890
1.25%, 7/15/2025	161,000	164,149
1.55%, 3/15/2028	125,000	126,481
1.80%, 7/15/2027	105,000	108,111
2.15%, 7/15/2030	145,000	147,739
2.63%, 11/18/2024	220,000	235,156
2.90%, 11/18/2026	116,000	127,108
2.95%, 9/15/2051	400,000	405,036
3.00%, 7/15/2050	105,000	106,448
3.20%, 11/18/2029	115,000	126,476
5.38%, 5/15/2027	535,000	582,267
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	107,979

192

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 11/1/2026	$ 218,000	$ 240,524
3.00%, 4/15/2023	103,000	108,522
3.00%, 7/1/2029	137,000	152,776
3.38%, 6/1/2025	175,000	193,224
4.00%, 8/1/2047	100,000	123,696
4.15%, 12/1/2028	254,000	302,623
4.50%, 6/1/2045	160,000	207,794
Essex Portfolio L.P.:
1.65%, 1/15/2031	250,000	247,010
2.65%, 3/15/2032	185,000	198,263
2.65%, 9/1/2050	125,000	120,243
3.00%, 1/15/2030	127,000	139,527
3.50%, 4/1/2025	100,000	110,806
3.63%, 5/1/2027	100,000	112,553
4.00%, 3/1/2029	121,000	140,748
4.50%, 3/15/2048	315,000	408,114
Federal Realty Investment Trust:
1.25%, 2/15/2026	100,000	101,593
3.20%, 6/15/2029	200,000	217,328
3.25%, 7/15/2027	122,000	132,663
3.50%, 6/1/2030	330,000	365,584
3.95%, 1/15/2024	95,000	103,543
4.50%, 12/1/2044	410,000	481,766
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	355,000	373,105
4.00%, 1/15/2030	307,000	334,277
4.00%, 1/15/2031	375,000	409,057
5.25%, 6/1/2025	342,000	385,444
5.38%, 11/1/2023	244,000	266,558
5.75%, 6/1/2028	234,000	276,976
Healthcare Realty Trust, Inc.:
2.05%, 3/15/2031	215,000	215,750
3.63%, 1/15/2028 (b)	258,000	289,182
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	320,000	319,997
3.10%, 2/15/2030	100,000	109,197
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	100,000	109,010
3.00%, 1/15/2030	491,000	538,892
3.50%, 7/15/2029 (b)	133,000	151,262
4.00%, 6/1/2025	130,000	147,589
4.20%, 3/1/2024	70,000	76,838
4.25%, 11/15/2023	7,000	7,668
6.75%, 2/1/2041	245,000	355,738
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	105,269
3.88%, 3/1/2027	60,000	66,349
4.13%, 3/15/2028	175,000	195,482
4.20%, 4/15/2029	75,000	85,515
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025 (b)	84,000	90,395
Security Description	Principal Amount	Value
Series F, 4.50%, 2/1/2026	$ 30,000	$ 32,863
Series H, 3.38%, 12/15/2029	374,000	384,132
Series I, 3.50%, 9/15/2030	85,000	89,604
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	105,773
4.65%, 4/1/2029	161,000	187,460
Kilroy Realty L.P.:
2.50%, 11/15/2032	415,000	418,872
3.05%, 2/15/2030	125,000	132,924
Kimco Realty Corp.:
1.90%, 3/1/2028 (b)	50,000	51,188
2.70%, 10/1/2030	200,000	216,370
3.30%, 2/1/2025	324,000	355,114
3.70%, 10/1/2049	254,000	272,565
3.80%, 4/1/2027 (b)	108,000	122,261
4.25%, 4/1/2045	208,000	231,733
4.45%, 9/1/2047	110,000	128,272
Kite Realty Group L.P. 4.00%, 10/1/2026	30,000	31,449
Lexington Realty Trust 2.70%, 9/15/2030 (b)	100,000	104,499
Life Storage L.P.:
3.50%, 7/1/2026	57,000	64,388
3.88%, 12/15/2027	183,000	209,006
4.00%, 6/15/2029	61,000	71,401
Mid-America Apartments L.P.:
1.70%, 2/15/2031	225,000	224,640
2.75%, 3/15/2030 (b)	125,000	135,483
3.60%, 6/1/2027	140,000	158,389
3.95%, 3/15/2029	245,000	287,561
National Retail Properties, Inc.:
3.10%, 4/15/2050	215,000	206,976
3.50%, 10/15/2027	334,000	366,745
3.60%, 12/15/2026	440,000	482,038
4.00%, 11/15/2025	215,000	240,174
4.80%, 10/15/2048	275,000	335,239
Office Properties Income Trust:
4.25%, 5/15/2024	129,000	134,414
4.50%, 2/1/2025	200,000	212,242
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	510,000	535,515
3.63%, 10/1/2029	193,000	204,974
4.50%, 4/1/2027	145,000	163,196
4.75%, 1/15/2028	109,000	124,279
5.25%, 1/15/2026	161,000	184,176
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	161,390
4.30%, 3/15/2027	58,000	63,588
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	104,000	105,387

193

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Prologis L.P.:
1.25%, 10/15/2030 (b)	$ 435,000	$ 430,528
2.13%, 4/15/2027	75,000	80,615
2.13%, 10/15/2050	105,000	97,736
3.25%, 10/1/2026	50,000	56,547
3.75%, 11/1/2025	400,000	456,844
4.38%, 2/1/2029	220,000	269,034
4.38%, 9/15/2048	200,000	272,858
Public Storage:
3.09%, 9/15/2027	88,000	98,534
3.39%, 5/1/2029	297,000	340,739
Rayonier, Inc. 3.75%, 4/1/2022	100,000	103,025
Realty Income Corp.:
0.75%, 3/15/2026	195,000	194,684
1.80%, 3/15/2033	125,000	125,399
3.25%, 10/15/2022	319,000	332,768
3.25%, 6/15/2029	130,000	145,766
3.25%, 1/15/2031	365,000	414,457
3.65%, 1/15/2028	119,000	135,260
3.88%, 7/15/2024	85,000	93,814
4.13%, 10/15/2026	141,000	165,981
Regency Centers L.P.:
2.95%, 9/15/2029	200,000	213,324
3.60%, 2/1/2027	175,000	192,488
3.70%, 6/15/2030	125,000	141,346
4.13%, 3/15/2028	107,000	121,812
4.65%, 3/15/2049	118,000	140,446
Retail Properties of America, Inc. 4.75%, 9/15/2030	219,000	234,045
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	165,000	165,662
Sabra Health Care L.P. 5.13%, 8/15/2026	15,000	16,766
Simon Property Group L.P.:
2.35%, 1/30/2022	158,000	160,493
2.63%, 6/15/2022 (b)	167,000	171,501
2.65%, 7/15/2030 (b)	250,000	265,695
2.75%, 6/1/2023 (b)	114,000	119,499
3.25%, 9/13/2049	595,000	610,327
3.30%, 1/15/2026	193,000	212,211
3.38%, 10/1/2024	244,000	265,372
3.38%, 6/15/2027	132,000	146,102
3.38%, 12/1/2027 (b)	472,000	528,687
3.50%, 9/1/2025	326,000	359,777
3.80%, 7/15/2050	230,000	255,721
4.25%, 10/1/2044	425,000	486,089
6.75%, 2/1/2040	91,000	135,172
REIT, 2.00%, 9/13/2024	150,000	156,836
SITE Centers Corp.:
3.63%, 2/1/2025	83,000	86,072
4.70%, 6/1/2027	299,000	326,669
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	36,091
Security Description	Principal Amount	Value
Spirit Realty L.P.:
3.20%, 1/15/2027	$ 150,000	$ 159,402
3.20%, 2/15/2031	250,000	265,390
3.40%, 1/15/2030 (b)	50,000	54,262
4.00%, 7/15/2029	135,000	151,830
STORE Capital Corp.:
2.75%, 11/18/2030	100,000	101,627
4.50%, 3/15/2028	176,000	200,455
4.63%, 3/15/2029	105,000	121,628
UDR, Inc.:
3.00%, 8/15/2031	250,000	275,747
3.10%, 11/1/2034 (b)	65,000	72,711
Series GMTN, 3.50%, 1/15/2028	158,000	176,924
Series MTN, 1.90%, 3/15/2033	100,000	99,511
Series MTN, 2.10%, 8/1/2032	25,000	25,475
Series MTN, 2.95%, 9/1/2026	274,000	300,531
Series MTN, 3.20%, 1/15/2030	243,000	269,851
Series MTN, 4.40%, 1/26/2029	332,000	395,369
Ventas Realty L.P.:
2.65%, 1/15/2025	523,000	560,363
3.00%, 1/15/2030	150,000	161,183
3.25%, 10/15/2026 (b)	121,000	133,119
3.50%, 4/15/2024	199,000	216,494
3.75%, 5/1/2024	246,000	268,032
3.85%, 4/1/2027	375,000	418,309
4.88%, 4/15/2049	258,000	319,102
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	100,000	102,317
2.85%, 12/15/2032	95,000	99,301
3.40%, 1/15/2028	125,000	137,958
3.95%, 8/15/2027	151,000	171,500
4.60%, 2/6/2024	105,000	115,642
4.63%, 11/1/2025	300,000	345,624
Welltower, Inc.:
2.70%, 2/15/2027	100,000	109,950
2.75%, 1/15/2031	445,000	472,781
4.00%, 6/1/2025	190,000	214,850
4.25%, 4/15/2028	233,000	271,741
4.95%, 9/1/2048	200,000	258,740
6.50%, 3/15/2041	230,000	322,980
REIT, 3.63%, 3/15/2024	261,000	284,623
Weyerhaeuser Co.:
4.00%, 11/15/2029	241,000	284,166
8.50%, 1/15/2025	129,000	165,899
WP Carey, Inc.:
2.40%, 2/1/2031	100,000	104,048
3.85%, 7/15/2029	350,000	399,140
		58,410,464

194

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 0.8%
Advance Auto Parts, Inc. 1.75%, 10/1/2027 (b)	$ 95,000	$ 96,830
AutoNation, Inc.:
3.80%, 11/15/2027	208,000	229,416
4.50%, 10/1/2025	187,000	209,558
4.75%, 6/1/2030	100,000	120,464
AutoZone, Inc.:
1.65%, 1/15/2031	335,000	331,777
3.13%, 4/18/2024	200,000	215,454
3.13%, 4/21/2026	25,000	27,661
3.70%, 4/15/2022 (b)	139,000	143,873
3.75%, 6/1/2027	100,000	114,880
3.75%, 4/18/2029	539,000	620,804
Best Buy Co., Inc.:
1.95%, 10/1/2030	250,000	251,357
4.45%, 10/1/2028	249,000	299,706
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,300,000	1,332,968
1.75%, 4/20/2032	259,000	268,547
2.30%, 5/18/2022 (b)	176,000	180,824
2.75%, 5/18/2024	311,000	334,390
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	157,510
Dollar General Corp. 3.88%, 4/15/2027 (b)	238,000	275,340
Dollar Tree, Inc.:
3.70%, 5/15/2023	284,000	304,317
4.00%, 5/15/2025	268,000	302,516
4.20%, 5/15/2028	355,000	422,411
Genuine Parts Co. 1.88%, 11/1/2030	145,000	144,018
Home Depot, Inc.:
2.13%, 9/15/2026	756,000	814,454
2.50%, 4/15/2027	300,000	328,563
2.63%, 6/1/2022	338,000	348,529
2.70%, 4/1/2023	240,000	251,717
2.70%, 4/15/2030	1,246,000	1,389,377
2.80%, 9/14/2027	125,000	139,478
2.95%, 6/15/2029	352,000	400,083
3.00%, 4/1/2026 (b)	333,000	372,068
3.13%, 12/15/2049	485,000	558,798
3.35%, 9/15/2025	490,000	551,627
3.50%, 9/15/2056	211,000	260,752
3.90%, 12/6/2028	122,000	146,877
3.90%, 6/15/2047	231,000	295,872
4.20%, 4/1/2043	375,000	489,064
4.25%, 4/1/2046	355,000	471,660
4.88%, 2/15/2044	300,000	424,674
Kohl's Corp.:
4.25%, 7/17/2025 (b)	288,000	311,993
5.55%, 7/17/2045	440,000	472,732
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,188,000	1,195,057
1.70%, 10/15/2030	1,720,000	1,738,593
Security Description	Principal Amount	Value
2.50%, 4/15/2026	$ 478,000	$ 518,883
3.00%, 10/15/2050	160,000	171,616
3.10%, 5/3/2027	295,000	331,382
3.65%, 4/5/2029	257,000	299,564
3.70%, 4/15/2046	421,000	501,895
4.05%, 5/3/2047	206,000	257,549
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	311,000	318,380
Series MTN, 3.38%, 5/26/2025	265,000	293,999
Series MTN, 3.50%, 3/1/2027 (b)	333,000	379,557
Series MTN, 3.60%, 7/1/2030	1,960,000	2,296,062
Series MTN, 3.70%, 1/30/2026	315,000	358,026
Series MTN, 3.70%, 2/15/2042	400,000	473,768
Series MTN, 4.45%, 3/1/2047	300,000	388,296
Series MTN, 4.45%, 9/1/2048	55,000	71,692
Series MTN, 4.70%, 12/9/2035	195,000	253,718
Series MTN, 4.88%, 7/15/2040	265,000	353,778
Series MTN, 5.70%, 2/1/2039	100,000	143,796
Series MTN, 6.30%, 10/15/2037	135,000	203,909
Series MTN, 6.30%, 3/1/2038	325,000	490,808
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	245,000	245,296
3.55%, 3/15/2026	200,000	225,834
3.60%, 9/1/2027	227,000	259,824
4.20%, 4/1/2030	330,000	397,924
Ross Stores, Inc.:
0.88%, 4/15/2026	500,000	499,435
1.88%, 4/15/2031	500,000	502,345
Starbucks Corp.:
1.30%, 5/7/2022	70,000	70,958
2.00%, 3/12/2027	250,000	265,280
2.25%, 3/12/2030 (b)	225,000	238,486
2.45%, 6/15/2026	149,000	161,473
2.55%, 11/15/2030	195,000	210,779
2.70%, 6/15/2022	64,000	65,928
3.10%, 3/1/2023	192,000	202,865
3.35%, 3/12/2050	125,000	139,090
3.50%, 3/1/2028	132,000	151,477
3.50%, 11/15/2050 (b)	150,000	172,395
3.55%, 8/15/2029 (b)	267,000	311,202
3.75%, 12/1/2047	239,000	280,328
3.80%, 8/15/2025	546,000	621,217
4.00%, 11/15/2028	126,000	149,876

195

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 6/15/2045	$ 35,000	$ 43,473
4.45%, 8/15/2049	100,000	131,435
4.50%, 11/15/2048	330,000	428,677
Target Corp.:
2.90%, 1/15/2022	262,000	269,121
3.50%, 7/1/2024	180,000	199,503
3.90%, 11/15/2047	100,000	131,822
TJX Cos., Inc.:
1.15%, 5/15/2028	100,000	100,437
1.60%, 5/15/2031 (b)	100,000	100,905
2.25%, 9/15/2026	292,000	315,097
2.50%, 5/15/2023	280,000	292,477
Tractor Supply Co. 1.75%, 11/1/2030	80,000	80,402
Walgreen Co. 4.40%, 9/15/2042	282,000	305,276
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	400,000	433,292
3.45%, 6/1/2026	799,000	885,404
3.80%, 11/18/2024	587,000	648,700
4.65%, 6/1/2046	170,000	189,305
4.80%, 11/18/2044	209,000	236,506
Walmart, Inc.:
2.35%, 12/15/2022	614,000	638,492
2.38%, 9/24/2029	354,000	388,724
2.55%, 4/11/2023	503,000	526,213
2.65%, 12/15/2024 (b)	295,000	319,432
2.85%, 7/8/2024	715,000	773,609
2.95%, 9/24/2049	307,000	353,437
3.05%, 7/8/2026	576,000	648,173
3.25%, 7/8/2029	563,000	655,146
3.30%, 4/22/2024	614,000	668,308
3.40%, 6/26/2023	442,000	474,894
3.55%, 6/26/2025	400,000	452,764
3.63%, 12/15/2047	350,000	443,373
3.70%, 6/26/2028	137,000	161,252
3.95%, 6/28/2038	480,000	611,165
4.00%, 4/11/2043	160,000	206,498
4.30%, 4/22/2044	421,000	572,935
5.00%, 10/25/2040	100,000	145,213
5.25%, 9/1/2035	479,000	697,783
5.88%, 4/5/2027 (b)	181,000	231,689
6.50%, 8/15/2037	564,000	914,120
		45,300,331
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
3.50%, 12/5/2026	233,000	265,070
5.30%, 12/15/2045	110,000	150,544
Applied Materials, Inc.:
1.75%, 6/1/2030	75,000	77,836
2.75%, 6/1/2050	85,000	92,308
3.90%, 10/1/2025	170,000	194,917
4.35%, 4/1/2047 (b)	252,000	349,252
5.10%, 10/1/2035	190,000	262,377
Security Description	Principal Amount	Value
5.85%, 6/15/2041	$ 224,000	$ 352,408
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	204,000	212,384
3.13%, 1/15/2025	190,000	205,407
3.63%, 1/15/2024	140,000	151,441
3.88%, 1/15/2027	1,159,000	1,300,259
Broadcom, Inc.:
2.25%, 11/15/2023	330,000	344,758
3.15%, 11/15/2025	275,000	300,314
3.46%, 9/15/2026	1,075,000	1,192,917
3.63%, 10/15/2024	84,000	92,243
4.11%, 9/15/2028	960,000	1,098,010
4.15%, 11/15/2030	771,000	891,500
4.70%, 4/15/2025	1,175,000	1,347,384
4.75%, 4/15/2029	551,000	657,343
5.00%, 4/15/2030	300,000	364,866
Intel Corp.:
2.70%, 12/15/2022	634,000	663,988
3.25%, 11/15/2049	446,000	500,729
3.40%, 3/25/2025 (b)	1,355,000	1,505,161
3.70%, 7/29/2025	734,000	829,200
3.73%, 12/8/2047	491,000	587,074
3.75%, 3/25/2027	114,000	132,266
4.00%, 12/15/2032	241,000	297,317
4.10%, 5/11/2047	136,000	172,003
4.75%, 3/25/2050	1,995,000	2,781,090
4.90%, 7/29/2045	300,000	417,798
KLA Corp.:
3.30%, 3/1/2050	381,000	429,886
4.10%, 3/15/2029	176,000	210,932
4.65%, 11/1/2024	97,000	110,476
5.00%, 3/15/2049	280,000	391,446
Lam Research Corp.:
1.90%, 6/15/2030	460,000	477,494
2.88%, 6/15/2050	125,000	134,160
3.13%, 6/15/2060	195,000	218,813
3.75%, 3/15/2026	246,000	281,540
4.00%, 3/15/2029	154,000	184,751
4.88%, 3/15/2049	220,000	319,499
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	227,000	269,376
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	117,565
Micron Technology, Inc.:
4.19%, 2/15/2027	570,000	667,054
4.64%, 2/6/2024	252,000	280,564
4.66%, 2/15/2030	149,000	182,798
4.98%, 2/6/2026	210,000	248,443
NVIDIA Corp.:
2.85%, 4/1/2030 (b)	413,000	464,621
3.20%, 9/16/2026	440,000	498,494
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (e)	389,000	439,068

196

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 3/1/2026 (e)	$ 156,000	$ 186,782
5.55%, 12/1/2028 (e)	198,000	250,537
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (e)	50,000	53,758
3.15%, 5/1/2027 (e)	100,000	110,261
3.40%, 5/1/2030 (e)	210,000	238,573
3.88%, 6/18/2026 (e)	195,000	223,133
QUALCOMM, Inc.:
2.15%, 5/20/2030	289,000	306,574
2.60%, 1/30/2023	77,000	80,727
2.90%, 5/20/2024	414,000	446,184
3.00%, 5/20/2022	468,000	485,803
3.25%, 5/20/2027	599,000	680,212
3.25%, 5/20/2050 (b)	220,000	255,268
3.45%, 5/20/2025	337,000	375,900
4.30%, 5/20/2047	143,000	192,332
4.65%, 5/20/2035	227,000	304,228
4.80%, 5/20/2045	581,000	823,724
Texas Instruments, Inc.:
1.38%, 3/12/2025	315,000	326,879
1.75%, 5/4/2030	165,000	170,592
1.85%, 5/15/2022	125,000	127,544
2.25%, 9/4/2029	300,000	323,013
2.90%, 11/3/2027	141,000	157,749
3.88%, 3/15/2039	100,000	125,336
4.15%, 5/15/2048	277,000	370,947
Xilinx, Inc.:
2.38%, 6/1/2030	250,000	262,112
2.95%, 6/1/2024	50,000	53,790
		30,649,102
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	133,000	148,767
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
1.35%, 9/15/2030 (b)	105,000	103,074
2.50%, 9/15/2050	225,000	218,347
3.40%, 9/15/2026	200,000	227,646
Adobe, Inc.:
1.70%, 2/1/2023	95,000	97,750
1.90%, 2/1/2025 (b)	426,000	450,239
2.15%, 2/1/2027	275,000	296,021
2.30%, 2/1/2030	280,000	302,526
3.25%, 2/1/2025	382,000	421,594
Autodesk, Inc.:
2.85%, 1/15/2030	140,000	155,435
3.50%, 6/15/2027	430,000	485,186
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	173,000	189,999
CA, Inc. 4.70%, 3/15/2027 (b)	100,000	114,342
Security Description	Principal Amount	Value
Citrix Systems, Inc. 3.30%, 3/1/2030	$ 400,000	$ 442,108
Electronic Arts, Inc. 4.80%, 3/1/2026	115,000	136,735
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	363,000	403,841
3.50%, 4/15/2023	318,000	337,487
3.75%, 5/21/2029	75,000	88,400
Fiserv, Inc.:
2.25%, 6/1/2027	500,000	533,930
2.65%, 6/1/2030	300,000	325,500
2.75%, 7/1/2024	725,000	778,686
3.20%, 7/1/2026	261,000	292,223
3.50%, 10/1/2022	507,000	530,748
3.50%, 7/1/2029	424,000	487,023
3.85%, 6/1/2025	165,000	186,193
4.20%, 10/1/2028	154,000	183,701
4.40%, 7/1/2049	162,000	215,928
Intuit, Inc.:
0.65%, 7/15/2023	360,000	362,632
0.95%, 7/15/2025	85,000	86,074
1.35%, 7/15/2027	85,000	86,879
1.65%, 7/15/2030	85,000	87,365
Microsoft Corp.:
2.00%, 8/8/2023	553,000	576,945
2.13%, 11/15/2022	135,000	139,891
2.38%, 2/12/2022	504,000	515,098
2.38%, 5/1/2023 (b)	528,000	551,707
2.40%, 2/6/2022	438,000	447,671
2.40%, 8/8/2026	1,038,000	1,132,313
2.53%, 6/1/2050	2,065,000	2,174,342
2.65%, 11/3/2022	513,000	534,089
2.68%, 6/1/2060	749,000	814,096
2.70%, 2/12/2025	636,000	689,710
3.13%, 11/3/2025	1,221,000	1,364,321
3.30%, 2/6/2027 (b)	991,000	1,129,294
3.45%, 8/8/2036	565,000	696,283
3.50%, 2/12/2035	297,000	365,307
3.50%, 11/15/2042	158,000	194,136
3.63%, 12/15/2023	586,000	640,029
3.70%, 8/8/2046	890,000	1,126,277
3.95%, 8/8/2056	345,000	472,474
4.10%, 2/6/2037	614,000	802,866
4.20%, 11/3/2035	255,000	335,565
Oracle Corp.:
2.40%, 9/15/2023	515,000	541,734
2.50%, 5/15/2022	1,044,000	1,071,635
2.50%, 10/15/2022	647,000	672,602
2.50%, 4/1/2025	1,493,000	1,604,333
2.63%, 2/15/2023	239,000	250,343
2.65%, 7/15/2026	1,094,000	1,198,937
2.80%, 4/1/2027	100,000	110,390
2.95%, 11/15/2024	551,000	599,196
2.95%, 5/15/2025	521,000	570,964

197

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 11/15/2027	$ 1,155,000	$ 1,315,637
3.40%, 7/8/2024	443,000	484,930
3.60%, 4/1/2050	1,492,000	1,741,701
3.80%, 11/15/2037	465,000	558,930
3.85%, 7/15/2036	621,000	751,261
3.90%, 5/15/2035	1,113,000	1,360,854
4.00%, 7/15/2046	553,000	677,757
4.00%, 11/15/2047	418,000	513,659
4.13%, 5/15/2045	389,000	483,348
4.30%, 7/8/2034	489,000	618,512
4.38%, 5/15/2055	434,000	570,341
4.50%, 7/8/2044	365,000	475,526
6.13%, 7/8/2039 (b)	173,000	266,704
salesforce.com, Inc.:
3.25%, 4/11/2023	418,000	445,396
3.70%, 4/11/2028	337,000	397,390
ServiceNow, Inc. 1.40%, 9/1/2030	315,000	307,245
VMware, Inc.:
3.90%, 8/21/2027	256,000	289,055
4.50%, 5/15/2025	600,000	687,306
		41,895,712
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	320,000	347,709
3.13%, 7/16/2022	1,045,000	1,086,319
3.63%, 4/22/2029	370,000	420,320
4.38%, 7/16/2042	300,000	374,412
4.38%, 4/22/2049 (b)	193,000	248,080
6.13%, 11/15/2037	308,000	440,893
6.13%, 3/30/2040	328,000	485,191
AT&T, Inc.:
1.65%, 2/1/2028	715,000	730,802
2.25%, 2/1/2032 (b)	333,000	337,329
2.30%, 6/1/2027	360,000	383,576
2.75%, 6/1/2031 (b)	1,107,000	1,182,896
3.10%, 2/1/2043	425,000	432,123
3.30%, 2/1/2052	400,000	396,876
3.40%, 5/15/2025 (b)	620,000	688,919
3.50%, 6/1/2041	700,000	751,737
3.50%, 9/15/2053 (e)	1,524,000	1,532,458
3.50%, 2/1/2061	311,000	307,131
3.55%, 9/15/2055 (e)	3,206,000	3,219,946
3.65%, 6/1/2051	715,000	748,276
3.65%, 9/15/2059 (e)	347,000	349,845
3.80%, 2/15/2027	336,000	386,424
3.80%, 12/1/2057 (e)	947,000	989,170
3.85%, 6/1/2060	185,000	194,903
4.05%, 12/15/2023	150,000	165,951
4.10%, 2/15/2028	493,000	579,004
4.25%, 3/1/2027	1,057,000	1,235,009
4.30%, 2/15/2030	1,024,000	1,222,216
4.30%, 12/15/2042	402,000	469,363
4.35%, 3/1/2029	758,000	904,044
Security Description	Principal Amount	Value
4.35%, 6/15/2045	$ 588,000	$ 678,440
4.45%, 4/1/2024	1,357,000	1,514,806
4.50%, 5/15/2035	1,583,000	1,917,915
4.55%, 3/9/2049 (b)	100,000	119,331
4.75%, 5/15/2046	700,000	862,127
4.85%, 3/1/2039	640,000	793,434
4.90%, 6/15/2042	255,000	316,848
5.15%, 3/15/2042 (b)	196,000	248,567
5.25%, 3/1/2037	558,000	722,537
5.35%, 9/1/2040	239,000	312,820
5.55%, 8/15/2041	1,000	1,332
Bell Canada, Inc. 4.46%, 4/1/2048	154,000	205,036
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	250,157
9.63%, 12/15/2030	530,000	878,252
Cisco Systems, Inc.:
2.60%, 2/28/2023	136,000	142,665
2.95%, 2/28/2026	447,000	497,904
3.50%, 6/15/2025 (b)	281,000	317,567
3.63%, 3/4/2024	135,000	148,627
5.50%, 1/15/2040 (b)	448,000	671,825
5.90%, 2/15/2039	498,000	763,613
Corning, Inc.:
4.38%, 11/15/2057	320,000	394,230
5.35%, 11/15/2048	128,000	180,494
5.45%, 11/15/2079	308,000	418,825
5.85%, 11/15/2068	250,000	365,083
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	1,237,787
9.25%, 6/1/2032	300,000	511,128
Juniper Networks, Inc.:
1.20%, 12/10/2025 (b)	105,000	106,245
2.00%, 12/10/2030	160,000	157,818
3.75%, 8/15/2029	100,000	114,949
Motorola Solutions, Inc.:
2.30%, 11/15/2030	415,000	423,607
4.60%, 2/23/2028	136,000	164,246
4.60%, 5/23/2029	185,000	222,205
5.50%, 9/1/2044	100,000	127,291
Orange SA:
5.38%, 1/13/2042	407,000	577,871
9.00%, 3/1/2031	672,000	1,106,744
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	155,564
3.63%, 12/15/2025	200,000	226,840
3.70%, 11/15/2049 (b)	160,000	188,701
4.10%, 10/1/2023	292,000	319,410
4.35%, 5/1/2049	401,000	518,609
4.50%, 3/15/2043	183,000	233,376
5.00%, 3/15/2044	168,000	230,395
5.45%, 10/1/2043	135,000	189,878
7.50%, 8/15/2038	267,000	425,190

198

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Telefonica Emisiones SA:
4.57%, 4/27/2023	$ 256,000	$ 279,772
4.67%, 3/6/2038	295,000	355,121
5.21%, 3/8/2047	1,013,000	1,294,472
5.52%, 3/1/2049	485,000	649,391
7.05%, 6/20/2036	614,000	915,947
TELUS Corp.:
3.70%, 9/15/2027	117,000	134,707
4.30%, 6/15/2049	159,000	201,030
4.60%, 11/16/2048	236,000	310,857
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (e)	375,000	384,255
2.05%, 2/15/2028 (e)	395,000	411,021
2.25%, 11/15/2031 (b) (e)	350,000	358,995
2.55%, 2/15/2031 (e)	360,000	378,306
3.00%, 2/15/2041 (e)	285,000	294,670
3.30%, 2/15/2051 (e)	600,000	616,500
3.50%, 4/15/2025 (e)	278,000	307,582
3.60%, 11/15/2060 (e)	105,000	111,476
3.75%, 4/15/2027 (e)	250,000	285,118
3.88%, 4/15/2030 (e)	2,616,000	3,024,331
4.38%, 4/15/2040 (e)	225,000	274,640
4.50%, 4/15/2050 (e)	1,185,000	1,468,440
Verizon Communications, Inc.:
0.85%, 11/20/2025	500,000	504,090
1.50%, 9/18/2030	300,000	294,579
1.68%, 10/30/2030 (b) (e)	600,000	596,130
1.75%, 1/20/2031	500,000	498,140
2.63%, 8/15/2026 (b)	372,000	407,422
2.65%, 11/20/2040	1,015,000	1,025,444
2.88%, 11/20/2050	500,000	503,260
2.99%, 10/30/2056 (e)	4,060,000	4,086,471
3.00%, 3/22/2027	1,535,000	1,701,179
3.00%, 11/20/2060	490,000	493,925
3.15%, 3/22/2030	125,000	140,169
3.38%, 2/15/2025 (e)	85,000	94,385
3.88%, 2/8/2029	698,000	821,246
4.00%, 3/22/2050	69,000	83,665
4.13%, 3/16/2027	623,000	733,844
4.13%, 8/15/2046	967,000	1,186,441
4.27%, 1/15/2036	1,159,000	1,434,483
4.33%, 9/21/2028	922,000	1,108,539
4.40%, 11/1/2034	127,000	158,549
4.50%, 8/10/2033	387,500	488,785
4.67%, 3/15/2055	802,000	1,074,455
4.75%, 11/1/2041	544,000	716,132
4.81%, 3/15/2039	1,004,000	1,310,822
4.86%, 8/21/2046	250,000	335,833
5.01%, 4/15/2049	81,000	112,209
5.15%, 9/15/2023	127,000	143,143
Vodafone Group PLC:
4.13%, 5/30/2025	413,000	472,290
4.25%, 9/17/2050	545,000	672,138
4.38%, 5/30/2028	881,000	1,056,592
Security Description	Principal Amount	Value
4.38%, 2/19/2043	$ 526,000	$ 652,698
4.88%, 6/19/2049	380,000	506,114
5.25%, 5/30/2048	145,000	201,321
6.15%, 2/27/2037	525,000	758,300
7.88%, 2/15/2030	187,000	277,581
		77,278,216
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	200,000	224,304
3.85%, 2/1/2023 (b)	330,000	350,971
		575,275
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	41,455
3.00%, 11/19/2024	150,000	162,437
3.55%, 11/19/2026	150,000	167,404
3.90%, 11/19/2029 (b)	154,000	174,832
5.10%, 5/15/2044	191,000	217,457
		763,585
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	234,000	245,833
3.00%, 4/1/2025	653,000	715,015
3.05%, 9/1/2022 (b)	270,000	280,387
3.25%, 6/15/2027 (b)	239,000	271,119
3.40%, 9/1/2024	145,000	159,135
3.55%, 2/15/2050	176,000	215,772
3.65%, 9/1/2025	328,000	370,519
3.75%, 4/1/2024	130,000	142,371
3.85%, 9/1/2023	200,000	216,818
3.90%, 8/1/2046	190,000	241,836
4.05%, 6/15/2048 (b)	95,000	124,813
4.15%, 12/15/2048	115,000	153,090
4.38%, 9/1/2042	125,000	164,884
4.40%, 3/15/2042	285,000	373,618
4.45%, 3/15/2043	306,000	408,779
4.55%, 9/1/2044	505,000	686,775
4.70%, 9/1/2045	285,000	396,595
4.95%, 9/15/2041	100,000	137,852
5.40%, 6/1/2041	83,000	120,700
7.00%, 12/15/2025	51,000	65,988
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	402,408
2.75%, 3/1/2026	50,000	54,854
3.20%, 8/2/2046	202,000	238,412
3.65%, 2/3/2048	273,000	338,100
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	94,518
4.00%, 6/1/2028	206,000	242,087
4.80%, 9/15/2035	570,000	747,008

199

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 9/15/2115	$ 217,000	$ 360,055
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	132,000	156,131
CSX Corp.:
2.40%, 2/15/2030 (b)	125,000	135,016
2.50%, 5/15/2051	690,000	686,543
2.60%, 11/1/2026	156,000	170,505
3.25%, 6/1/2027	262,000	295,953
3.35%, 9/15/2049	385,000	442,792
3.80%, 3/1/2028	444,000	516,843
3.80%, 11/1/2046	235,000	283,295
3.95%, 5/1/2050	151,000	189,813
4.25%, 3/15/2029	236,000	286,171
4.25%, 11/1/2066	110,000	146,231
4.30%, 3/1/2048	275,000	356,763
4.50%, 8/1/2054	100,000	132,195
4.65%, 3/1/2068	200,000	280,658
4.75%, 11/15/2048	249,000	340,286
6.00%, 10/1/2036	100,000	146,138
6.15%, 5/1/2037	155,000	229,617
FedEx Corp.:
3.10%, 8/5/2029 (b)	233,000	260,079
3.20%, 2/1/2025	258,000	283,790
3.25%, 4/1/2026	773,000	861,740
3.40%, 2/15/2028 (b)	189,000	215,726
4.05%, 2/15/2048	365,000	439,168
4.10%, 2/1/2045	143,000	169,534
4.25%, 5/15/2030	143,000	173,645
4.40%, 1/15/2047	142,000	177,925
4.55%, 4/1/2046	502,000	640,979
4.90%, 1/15/2034	275,000	353,961
5.25%, 5/15/2050	1,000,000	1,417,250
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	181,000	208,517
Kansas City Southern:
2.88%, 11/15/2029	155,000	167,680
3.00%, 5/15/2023	225,000	233,764
4.20%, 11/15/2069	145,000	171,113
4.30%, 5/15/2043	100,000	116,387
4.95%, 8/15/2045	189,000	239,918
Kirby Corp. 4.20%, 3/1/2028	200,000	221,800
Norfolk Southern Corp.:
2.55%, 11/1/2029	100,000	108,287
2.90%, 2/15/2023	149,000	155,991
2.90%, 6/15/2026	455,000	502,693
3.05%, 5/15/2050	250,000	273,540
3.15%, 6/1/2027	341,000	378,909
3.16%, 5/15/2055	156,000	170,012
3.40%, 11/1/2049	165,000	188,369
3.80%, 8/1/2028	70,000	81,874
4.05%, 8/15/2052	150,000	190,770
4.10%, 5/15/2049	165,000	207,878
4.45%, 6/15/2045	241,000	312,905
Security Description	Principal Amount	Value
4.65%, 1/15/2046	$ 249,000	$ 334,325
4.84%, 10/1/2041	190,000	258,009
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	65,000	67,094
Series MTN, 2.50%, 9/1/2024 (b)	257,000	273,191
Series MTN, 2.80%, 3/1/2022	65,000	66,656
Series MTN, 2.88%, 6/1/2022	55,000	56,824
Series MTN, 2.90%, 12/1/2026 (b)	175,000	192,288
Series MTN, 3.35%, 9/1/2025	200,000	222,550
Series MTN, 3.40%, 3/1/2023	117,000	123,972
Series MTN, 3.65%, 3/18/2024 (b)	107,000	116,956
Series MTN, 3.75%, 6/9/2023 (b)	172,000	185,013
Union Pacific Corp.:
2.15%, 2/5/2027	100,000	106,298
2.40%, 2/5/2030	115,000	123,994
2.75%, 3/1/2026	237,000	258,975
2.95%, 3/1/2022	197,000	203,060
2.97%, 9/16/2062 (e)	1,106,000	1,159,497
3.00%, 4/15/2027 (b)	125,000	139,160
3.15%, 3/1/2024	80,000	86,542
3.25%, 2/5/2050	200,000	227,154
3.35%, 8/15/2046	50,000	55,675
3.65%, 2/15/2024 (b)	225,000	244,807
3.70%, 3/1/2029	145,000	169,038
3.75%, 7/15/2025	207,000	234,531
3.75%, 2/5/2070	90,000	107,588
3.80%, 10/1/2051	184,000	225,740
3.84%, 3/20/2060	90,000	110,947
3.88%, 2/1/2055	327,000	398,574
3.95%, 9/10/2028	235,000	279,246
3.95%, 8/15/2059	140,000	172,430
4.05%, 11/15/2045	135,000	165,360
4.05%, 3/1/2046	80,000	98,249
4.10%, 9/15/2067	150,000	188,049
4.16%, 7/15/2022	475,000	498,204
4.30%, 3/1/2049	155,000	202,980
4.38%, 11/15/2065	256,000	340,229
6.63%, 2/1/2029 (b)	335,000	452,675
Series MTN, 3.55%, 8/15/2039	115,000	132,678
United Parcel Service, Inc.:
2.20%, 9/1/2024	85,000	90,274
2.35%, 5/16/2022	1,048,000	1,075,950
2.40%, 11/15/2026	579,000	630,890
2.45%, 10/1/2022	153,000	158,750
2.50%, 4/1/2023	463,000	484,761
2.50%, 9/1/2029	160,000	174,208

200

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 11/15/2024	$ 277,000	$ 299,570
3.40%, 3/15/2029	248,000	286,227
3.40%, 11/15/2046	100,000	119,874
3.63%, 10/1/2042	309,000	372,132
3.75%, 11/15/2047	442,000	559,187
4.88%, 11/15/2040	20,000	27,662
6.20%, 1/15/2038	180,000	280,735
		34,527,273
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	287,000	321,477
3.85%, 3/30/2027	270,000	304,798
4.00%, 6/30/2030	155,000	183,619
4.35%, 2/15/2024	150,000	165,611
		975,505
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	135,000	148,898
2.95%, 9/1/2027	138,000	152,138
3.40%, 3/1/2025	314,000	347,557
3.45%, 6/1/2029	211,000	242,405
3.75%, 9/1/2028	160,000	186,864
3.75%, 9/1/2047	570,000	697,064
4.00%, 12/1/2046	40,000	50,188
4.20%, 9/1/2048	110,000	143,875
4.30%, 12/1/2042	125,000	163,481
6.59%, 10/15/2037 (b)	155,000	239,443
Aqua America, Inc.:
3.57%, 5/1/2029	120,000	138,056
4.28%, 5/1/2049	100,000	128,369
United Utilities PLC 6.88%, 8/15/2028	144,000	186,685
		2,825,023
TOTAL CORPORATE BONDS & NOTES (Cost $1,454,130,319)		1,569,109,537
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust:
Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	310,636
Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	628,006
		938,642
Security Description	Principal Amount	Value
AUTOMOBILE — 0.2%
Americredit Automobile Receivables Trust Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	$ 225,000	$ 232,629
AmeriCredit Automobile Receivables Trust:
Series 2020-3, Class A3, 0.53%, 6/18/2025	139,000	139,329
Series 2020-2, Class A3, 0.66%, 12/18/2024	50,000	50,233
BMW Vehicle Owner Trust Series 2020-A, Class A3, 0.48%, 10/25/2024	300,000	300,944
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, Class A3, 1.60%, 11/15/2024	227,000	231,352
CarMax Auto Owner Trust:
Series 2020-4, Class A3, 0.50%, 8/15/2025	425,000	426,505
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,119,464
Series 2020-2, Class A3, 1.70%, 11/15/2024	187,000	190,470
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	510,964
Ford Credit Auto Lease Trust Series 2020-B, Class A3, 0.62%, 8/15/2023	406,000	407,698
Ford Credit Auto Owner Trust:
Series 2020-C, Class A3, 0.41%, 7/15/2025	350,000	351,015
Series 2020-B, Class A3, 0.56%, 10/15/2024	411,000	412,814
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, Class A3, 0.80%, 7/20/2023	160,000	161,155
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4, Class A3, 0.38%, 8/18/2025	143,000	143,223
Series 2020-3, Class A3, 0.45%, 4/16/2025	115,000	115,327
Honda Auto Receivables Owner Trust Series 2020-1, Class A3, Class A3, 1.61%, 4/22/2024	300,000	306,255

201

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	$ 274,000	$ 279,035
Series 2020-C, Class A3, 0.38%, 5/15/2025	94,000	94,091
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, Class A3, 1.84%, 12/15/2022	300,000	304,704
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	500,000	508,572
Nissan Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 0.55%, 7/15/2024	346,000	347,434
Santander Drive Auto Receivables Trust:
Series 2020-4, Class A3, 0.48%, 7/15/2024	665,000	667,028
Series 2020-3, Class A3, 0.52%, 7/15/2024	250,000	250,498
Series 2020-2, Class A3, 0.67%, 4/15/2024	69,000	69,172
Series 2020-3, Class C, 1.12%, 1/15/2026	200,000	201,457
Toyota Auto Receivables Owner Trust:
Series 2020-C, Class A3, 0.44%, 10/15/2024	673,000	675,298
Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	490,280
Series 2020-B, Class A3, Class A3, 1.36%, 8/15/2024	214,000	217,638
World Omni Auto Receivables Trust Series 2020-A, Class A3, Class A3, 1.10%, 4/15/2025	500,000	506,173
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	225,000	225,862
		9,936,619
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	474,408
Security Description	Principal Amount	Value
Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	$ 1,500,000	$ 1,545,129
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	289,908
BA Credit Card Trust Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	512,255
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	679,000	695,449
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	517,468
Series 2019-A1, Class A1, Class A1, 2.84%, 12/15/2024	566,000	582,504
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	369,894
Discover Card Execution Note Trust Series 2019-A1, Class A1, Class A1, 3.04%, 7/15/2024	570,000	586,581
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	257,384
Series 2019-A1, Class A, Class A, 2.95%, 3/15/2025	200,000	206,334
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,560,177
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	267,763
		7,865,254
TOTAL ASSET-BACKED SECURITIES (Cost $18,346,996)		18,740,515
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	545,000	542,095
1.50%, 02/12/2025	250,000	260,925
1.63%, 09/17/2022	615,000	629,815

202

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 01/31/2022	$ 200,000	$ 205,150
		1,637,985
CANADA — 0.3%
Canada Government International Bond:
1.63%, 01/22/2025	395,000	414,766
2.00%, 11/15/2022	154,000	159,251
2.63%, 01/25/2022	1,100,000	1,128,688
Export Development Canada:
1.38%, 02/24/2023	625,000	640,837
1.75%, 07/18/2022	200,000	204,842
2.63%, 02/21/2024	430,000	461,558
2.75%, 03/15/2023	250,000	264,015
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	157,888
Province of Alberta Canada:
1.30%, 07/22/2030	600,000	597,042
1.88%, 11/13/2024	750,000	789,270
2.20%, 07/26/2022	250,000	257,465
2.95%, 01/23/2024	300,000	323,328
3.30%, 03/15/2028	400,000	461,256
3.35%, 11/01/2023	400,000	433,644
Province of British Columbia Canada:
2.25%, 06/02/2026	299,000	325,393
Series 10, 1.75%, 09/27/2024	450,000	473,656
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	727,479
Series GX, 2.60%, 04/16/2024	200,000	214,200
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	174,851
Province of Ontario Canada:
1.13%, 10/07/2030	3,500,000	3,455,060
1.75%, 01/24/2023	290,000	298,726
2.00%, 10/02/2029	500,000	534,220
2.20%, 10/03/2022	200,000	206,744
2.25%, 05/18/2022	150,000	154,122
2.30%, 06/15/2026	200,000	217,288
2.40%, 02/08/2022	100,000	102,368
2.50%, 04/27/2026	345,000	378,410
2.55%, 04/25/2022	170,000	175,090
3.05%, 01/29/2024	350,000	378,676
Province of Quebec Canada:
0.60%, 07/23/2025	500,000	501,465
1.35%, 05/28/2030	500,000	508,010
2.50%, 04/20/2026	100,000	109,643
2.75%, 04/12/2027	350,000	390,877
Series PD, 7.50%, 09/15/2029	405,000	611,485
Series QO, 2.88%, 10/16/2024	1,210,000	1,322,699
Security Description	Principal Amount	Value
Series QX, 1.50%, 02/11/2025	$ 1,245,000	$ 1,296,456
		18,850,768
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	635,000	657,428
2.45%, 01/31/2031	250,000	267,797
2.55%, 01/27/2032	115,000	123,807
3.13%, 03/27/2025	200,000	220,284
3.24%, 02/06/2028	430,000	487,693
3.50%, 01/25/2050	565,000	650,129
3.86%, 06/21/2047	290,000	354,255
		2,761,393
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	1,115,000	1,152,498
3.00%, 01/30/2030	190,000	200,000
3.88%, 04/25/2027	584,000	650,255
4.00%, 02/26/2024	770,000	833,025
4.13%, 05/15/2051	230,000	256,077
4.50%, 03/15/2029	905,000	1,048,551
5.00%, 06/15/2045	1,027,000	1,256,493
5.20%, 05/15/2049	495,000	626,724
5.63%, 02/26/2044	725,000	940,543
6.13%, 01/18/2041	400,000	536,832
8.13%, 05/21/2024	210,000	257,550
		7,758,548
FREE OF TAX — 0.0% (a)
Asian Development Bank:
Series GMTN, 0.25%, 10/06/2023	650,000	650,182
Series GMTN, 0.75%, 10/08/2030	500,000	487,310
		1,137,492
GERMANY — 0.4%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	389,206
2.75%, 01/30/2024	350,000	376,607
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,365,000	1,097,433
0.25%, 10/19/2023	1,700,000	1,701,734
0.38%, 07/18/2025	350,000	349,542
0.75%, 09/30/2030	576,000	562,666
1.63%, 02/15/2023	850,000	875,670
1.75%, 08/22/2022	566,000	580,512
1.75%, 09/14/2029	773,000	825,409
2.00%, 09/29/2022	290,000	299,147
2.00%, 10/04/2022	325,000	335,280
2.00%, 05/02/2025	1,692,000	1,810,338
2.13%, 03/07/2022 (b)	900,000	920,691

203

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 06/15/2022 (b)	$ 475,000	$ 488,385
2.13%, 01/17/2023	1,553,000	1,614,111
2.38%, 12/29/2022	1,034,000	1,078,865
2.50%, 02/15/2022	1,100,000	1,128,567
2.50%, 11/20/2024	588,000	637,592
2.63%, 01/25/2022	735,000	754,139
2.63%, 02/28/2024	1,245,000	1,337,516
2.88%, 04/03/2028	244,000	280,781
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	500,000	491,945
2.38%, 06/10/2025	450,000	488,142
Series 37, 2.50%, 11/15/2027	494,000	552,035
Series 40, 0.50%, 05/27/2025	370,000	371,136
		19,347,449
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	898,000	986,812
5.75%, 11/22/2023	500,000	570,635
		1,557,447
INDONESIA — 0.1%
Indonesia Government International Bond:
2.85%, 02/14/2030	300,000	324,258
2.95%, 01/11/2023	690,000	719,677
3.40%, 09/18/2029	245,000	274,128
3.50%, 01/11/2028	340,000	381,092
3.50%, 02/14/2050	215,000	233,877
3.70%, 10/30/2049	275,000	301,546
4.35%, 01/11/2048	450,000	538,106
4.45%, 02/11/2024	250,000	277,300
4.45%, 04/15/2070	350,000	430,787
5.35%, 02/11/2049	230,000	316,243
		3,797,014
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	400,000	589,760
Israel Government International Bond:
2.75%, 07/03/2030	615,000	679,397
2.88%, 03/16/2026	230,000	253,357
3.15%, 06/30/2023	350,000	372,813
3.25%, 01/17/2028	400,000	456,548
4.00%, 06/30/2022	100,000	105,517
4.13%, 01/17/2048	515,000	665,421
4.50%, 01/30/2043	230,000	303,894
4.50%, 04/03/2120	500,000	664,155
State of Israel:
2.50%, 01/15/2030	475,000	514,648
Security Description	Principal Amount	Value
3.38%, 01/15/2050	$ 490,000	$ 543,689
		5,149,199
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	447,000	519,119
Republic of Italy Government International Bond:
1.25%, 02/17/2026	415,000	413,871
2.38%, 10/17/2024	1,315,000	1,383,459
2.88%, 10/17/2029	750,000	790,598
4.00%, 10/17/2049	515,000	569,384
		3,676,431
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	350,000	350,322
0.63%, 05/22/2023	200,000	201,360
0.63%, 07/15/2025	440,000	440,268
1.63%, 10/17/2022	415,000	424,628
1.75%, 10/17/2024	368,000	385,311
1.88%, 07/21/2026	200,000	212,590
2.00%, 10/17/2029	310,000	333,104
2.38%, 11/16/2022	1,300,000	1,350,024
2.50%, 05/23/2024	235,000	251,297
2.75%, 11/16/2027	200,000	224,258
2.88%, 06/01/2027	1,089,000	1,225,996
2.88%, 07/21/2027	602,000	678,189
3.25%, 07/20/2023	915,000	981,951
3.25%, 07/20/2028	250,000	291,238
3.38%, 10/31/2023	400,000	433,748
Series DTC, 2.13%, 02/10/2025	200,000	212,598
Series DTC, 2.25%, 11/04/2026	967,000	1,048,209
Series DTC, 2.38%, 04/20/2026	160,000	173,958
Series DTC, 2.50%, 05/28/2025	500,000	540,960
Series DTC, 3.38%, 07/31/2023	200,000	215,388
Japan International Cooperation Agency:
2.75%, 04/27/2027	224,000	249,545
3.38%, 06/12/2028	200,000	234,430
		10,459,372
MEXICO — 0.3%
Mexico Government International Bond:
2.66%, 05/24/2031	400,000	410,364
3.25%, 04/16/2030	876,000	948,620
3.60%, 01/30/2025	445,000	495,574
3.75%, 01/11/2028	1,600,000	1,801,248
3.77%, 05/24/2061	215,000	224,720

204

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 04/27/2025	$ 235,000	$ 264,594
4.00%, 10/02/2023	600,000	656,940
4.13%, 01/21/2026	600,000	689,502
4.15%, 03/28/2027	760,000	879,145
4.35%, 01/15/2047	460,000	525,384
4.50%, 04/22/2029	788,000	924,970
4.50%, 01/31/2050	535,000	627,887
4.60%, 01/23/2046	705,000	825,781
4.60%, 02/10/2048	467,000	548,571
4.75%, 04/27/2032	530,000	638,783
6.05%, 01/11/2040	550,000	739,266
Series GMTN, 5.75%, 10/12/2110	732,000	974,314
Series MTN, 4.75%, 03/08/2044	2,032,000	2,416,840
		14,592,503
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	206,190
3.16%, 01/23/2030	760,000	843,798
3.87%, 07/23/2060	220,000	259,349
3.88%, 03/17/2028	550,000	631,428
4.30%, 04/29/2053	645,000	818,576
6.70%, 01/26/2036	890,000	1,322,780
8.88%, 09/30/2027	685,000	988,318
9.38%, 04/01/2029	185,000	288,513
		5,358,952
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	300,000	320,160
2.78%, 01/23/2031	1,095,000	1,204,730
2.84%, 06/20/2030	575,000	637,008
4.13%, 08/25/2027	451,000	529,875
5.63%, 11/18/2050	540,000	849,182
6.55%, 03/14/2037	256,000	389,005
7.35%, 07/21/2025	400,000	512,292
		4,442,252
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	200,000	203,092
2.46%, 05/05/2030	342,000	368,806
2.65%, 12/10/2045	200,000	203,588
2.95%, 05/05/2045	250,000	264,440
3.00%, 02/01/2028	789,000	873,297
3.70%, 02/02/2042	795,000	923,750
3.75%, 01/14/2029	321,000	374,411
3.95%, 01/20/2040	472,000	562,270
4.20%, 01/21/2024	930,000	1,035,983
5.00%, 01/13/2037	301,000	397,940
6.38%, 10/23/2034	473,000	695,178
7.75%, 01/14/2031	455,000	702,779
Security Description	Principal Amount	Value
9.50%, 02/02/2030	$ 481,000	$ 791,698
9.50%, 02/02/2030	71,000	117,142
10.63%, 03/16/2025	254,000	360,627
		7,875,001
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	310,000	327,642
3.25%, 04/06/2026	290,000	327,149
4.00%, 01/22/2024	520,000	576,035
5.00%, 03/23/2022	1,327,000	1,404,948
		2,635,774
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	225,000	239,443
2.63%, 05/26/2026	200,000	219,686
2.75%, 01/25/2022	150,000	153,689
2.88%, 01/21/2025	150,000	162,860
3.25%, 11/10/2025	185,000	207,189
3.25%, 08/12/2026	1,215,000	1,380,131
4.00%, 01/14/2024	300,000	329,940
Korea Development Bank:
0.80%, 04/27/2026	250,000	250,250
2.00%, 09/12/2026	275,000	293,694
2.13%, 10/01/2024	215,000	226,346
3.00%, 09/14/2022	177,000	184,738
3.25%, 02/19/2024	200,000	215,918
3.38%, 03/12/2023	200,000	212,864
3.38%, 09/16/2025	150,000	168,242
3.75%, 01/22/2024	250,000	273,287
Korea International Bond:
1.00%, 09/16/2030	200,000	196,028
2.00%, 06/19/2024	615,000	643,290
2.75%, 01/19/2027	450,000	491,980
3.88%, 09/11/2023	200,000	218,416
4.13%, 06/10/2044	226,000	304,451
5.63%, 11/03/2025	100,000	123,436
		6,495,878
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 2.13%, 11/16/2022	486,000	503,306
Series GMTN, 1.63%, 09/16/2022	835,000	855,324
Asian Development Bank:
0.63%, 04/29/2025	1,500,000	1,513,635
1.50%, 10/18/2024 (b)	566,000	590,768
1.63%, 01/24/2023 (b)	350,000	360,252
2.63%, 01/30/2024	350,000	375,238
5.82%, 06/16/2028	421,000	567,828
6.22%, 08/15/2027	175,000	227,175
Series GMTN, 0.25%, 07/14/2023	1,680,000	1,681,294

205

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.38%, 09/03/2025 (b)	$ 1,000,000	$ 997,280
Series GMTN, 1.75%, 09/13/2022	1,180,000	1,210,822
Series GMTN, 1.75%, 08/14/2026	50,000	53,366
Series GMTN, 1.75%, 09/19/2029	423,000	450,508
Series GMTN, 1.88%, 02/18/2022	680,000	692,988
Series GMTN, 1.88%, 01/24/2030	750,000	807,195
Series GMTN, 2.00%, 02/16/2022	670,000	683,708
Series GMTN, 2.00%, 01/22/2025	150,000	159,753
Series GMTN, 2.00%, 04/24/2026	300,000	323,253
Series GMTN, 2.50%, 11/02/2027	495,000	552,044
Series GMTN, 2.75%, 03/17/2023	820,000	865,682
Series GMTN, 3.13%, 09/26/2028	350,000	409,738
Series MTN, 1.88%, 07/19/2022	800,000	820,800
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,000,000	1,000,490
0.50%, 05/28/2025	1,000,000	1,001,940
2.25%, 05/16/2024	400,000	426,072
Corp. Andina de Fomento:
1.63%, 09/23/2025	750,000	759,757
2.38%, 05/12/2023	500,000	516,695
2.75%, 01/06/2023 (b)	237,000	245,679
3.25%, 02/11/2022	500,000	513,955
3.75%, 11/23/2023	175,000	188,949
4.38%, 06/15/2022	141,000	148,207
Council Of Europe Development Bank:
0.25%, 10/20/2023	285,000	285,143
1.38%, 02/27/2025	200,000	207,974
1.75%, 09/26/2022	250,000	256,730
2.50%, 02/27/2024	240,000	256,668
2.63%, 02/13/2023 (b)	374,000	392,951
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	209,702
Series GMTN, 0.25%, 07/10/2023 (b)	250,000	250,173
Series GMTN, 0.50%, 11/25/2025 (b)	400,000	400,656
Series GMTN, 1.50%, 02/13/2025	210,000	219,528
Series GMTN, 1.88%, 02/23/2022	745,000	759,326
Security Description	Principal Amount	Value
Series GMTN, 2.13%, 03/07/2022	$ 255,000	$ 260,796
Series GMTN, 2.75%, 03/07/2023	615,000	648,382
European Investment Bank:
0.25%, 09/15/2023	1,100,000	1,101,342
0.38%, 12/15/2025 (b)	950,000	946,760
0.63%, 10/21/2027	390,000	387,676
0.75%, 09/23/2030 (b)	500,000	488,125
1.38%, 09/06/2022	1,089,000	1,110,682
1.63%, 03/14/2025 (b)	1,230,000	1,293,960
1.63%, 10/09/2029	330,000	348,784
1.88%, 02/10/2025 (b)	1,571,000	1,667,726
2.00%, 12/15/2022 (b)	900,000	931,860
2.13%, 04/13/2026 (b)	567,000	615,439
2.25%, 03/15/2022 (b)	1,042,000	1,067,977
2.25%, 08/15/2022 (b)	690,000	712,977
2.25%, 06/24/2024	215,000	229,635
2.38%, 06/15/2022	892,000	920,383
2.50%, 03/15/2023 (b)	414,000	434,915
2.50%, 10/15/2024 (b)	900,000	974,619
2.63%, 05/20/2022	305,000	315,257
2.63%, 03/15/2024 (b)	775,000	833,435
3.25%, 01/29/2024	1,081,000	1,180,193
Series GMTN, 2.88%, 08/15/2023	1,450,000	1,550,485
Series GMTN, 3.13%, 12/14/2023	175,000	189,847
Inter-American Development Bank:
0.25%, 11/15/2023	750,000	750,195
0.63%, 09/16/2027 (b)	500,000	495,970
2.00%, 07/23/2026	730,000	786,670
2.13%, 01/15/2025	400,000	427,696
2.25%, 06/18/2029	250,000	276,045
2.38%, 07/07/2027	440,000	485,522
2.50%, 01/18/2023	287,000	300,348
2.63%, 01/16/2024	850,000	910,316
3.00%, 10/04/2023	325,000	349,612
3.00%, 02/21/2024	604,000	655,026
4.38%, 01/24/2044	375,000	559,327
Series GMTN, 1.75%, 04/14/2022	1,130,000	1,152,826
Series GMTN, 1.75%, 09/14/2022	1,295,000	1,329,292
Series GMTN, 1.75%, 03/14/2025	2,770,000	2,924,483
Series GMTN, 2.13%, 01/18/2022	525,000	535,705
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,048,570
Series GMTN, 3.88%, 10/28/2041	664,000	914,972

206

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	$ 375,000	$ 375,187
0.38%, 07/28/2025	2,000,000	1,995,500
0.50%, 10/28/2025	600,000	601,482
0.63%, 04/22/2025	1,500,000	1,513,620
0.75%, 03/11/2025	500,000	507,280
0.75%, 11/24/2027	695,000	695,452
0.75%, 08/26/2030	420,000	409,513
1.63%, 01/15/2025	765,000	803,028
1.75%, 04/19/2023	250,000	258,768
2.00%, 01/26/2022	850,000	866,558
2.13%, 07/01/2022	750,000	771,795
2.13%, 02/13/2023	850,000	884,365
2.50%, 03/19/2024	663,000	710,113
3.00%, 09/27/2023	271,000	291,471
Series GDIF, 1.50%, 08/28/2024	1,465,000	1,527,922
Series GDIF, 1.63%, 02/10/2022	450,000	457,258
Series GDIF, 1.75%, 10/23/2029	610,000	650,040
Series GDIF, 1.88%, 06/19/2023	1,140,000	1,186,421
Series GDIF, 2.13%, 03/03/2025	360,000	385,697
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,907,425
Series GDIF, 3.13%, 11/20/2025	1,080,000	1,219,309
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,783,012
International Finance Corp.:
0.50%, 03/20/2023 (b)	338,000	340,305
0.75%, 08/27/2030	750,000	731,317
Series GMTN, 0.38%, 07/16/2025	395,000	394,076
Series GMTN, 1.38%, 10/16/2024	549,000	570,570
Series GMTN, 2.00%, 10/24/2022	384,000	396,634
Series GMTN, 2.88%, 07/31/2023	160,000	170,853
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,975
0.38%, 09/11/2025	250,000	249,200
1.38%, 10/17/2022	500,000	510,595
2.25%, 05/21/2024	585,000	623,411
2.88%, 07/19/2023 (b)	200,000	213,434
		79,108,968
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025 (b)	250,000	249,263
1.63%, 11/14/2022	395,000	405,183
Security Description	Principal Amount	Value
Series GMTN, 0.25%, 09/29/2023	$ 200,000	$ 199,752
Series GMTN, 0.38%, 07/30/2024	1,350,000	1,350,256
		2,204,454
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	400,000	473,024
4.38%, 01/23/2031	163,000	200,161
4.98%, 04/20/2055	825,000	1,148,548
5.10%, 06/18/2050	664,000	930,025
7.63%, 03/21/2036	215,000	348,063
8.00%, 11/18/2022	115,333	125,830
		3,225,651
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $191,222,323)		202,072,531
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Farm Credit Banks Funding Corp. 0.38%, 4/8/2022	5,000,000	5,014,500
Federal Home Loan Bank:
0.13%, 8/12/2022	1,500,000	1,499,835
0.13%, 10/21/2022	1,000,000	999,940
0.50%, 4/14/2025	4,130,000	4,156,556
1.38%, 2/17/2023	2,000,000	2,051,580
2.13%, 6/9/2023	1,000,000	1,047,500
2.50%, 2/13/2024 (b)	505,000	541,062
3.25%, 11/16/2028 (b)	535,000	637,816
5.50%, 7/15/2036	1,240,000	1,911,609
Series 0000, 2.00%, 9/9/2022	100,000	103,120
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023 (b)	2,275,000	2,271,906
0.25%, 6/26/2023	5,000,000	5,010,900
0.25%, 8/24/2023	1,155,000	1,156,917
0.25%, 9/8/2023	905,000	906,674
0.25%, 12/4/2023	1,180,000	1,181,369
0.38%, 5/5/2023	1,000,000	1,005,400
0.38%, 9/23/2025	300,000	299,535
1.50%, 2/12/2025 (b)	3,000,000	3,143,490
2.00%, 7/1/2035	6,166,362	6,448,710
2.00%, 10/1/2050	12,812,512	13,312,632
2.00%, 11/1/2050	17,868,606	18,566,084
2.00%, 12/1/2050	10,544,500	10,956,091
2.00%, 1/1/2051	13,225,000	13,741,221
2.38%, 1/13/2022	5,015,000	5,130,897
2.50%, 9/1/2028	142,205	148,866
2.50%, 10/1/2029	365,549	382,615

207

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/1/2031	$ 446,482	$ 468,030
2.50%, 5/1/2031	1,355,684	1,421,386
2.50%, 6/1/2031	530,480	556,189
2.50%, 11/1/2032	1,262,834	1,322,040
2.50%, 12/1/2032	1,007,180	1,054,400
2.50%, 2/1/2033	2,012,236	2,106,577
2.50%, 3/1/2033	3,617,992	3,786,890
2.50%, 8/1/2035	4,711,503	4,927,467
2.50%, 9/1/2046	1,220,615	1,289,474
2.50%, 8/1/2050	23,891,395	25,181,912
2.50%, 10/1/2050	12,978,536	13,679,584
2.50%, 11/1/2050	9,901,734	10,436,586
3.00%, 11/1/2027	1,350,797	1,422,891
3.00%, 2/1/2029	266,002	281,007
3.00%, 7/1/2029	251,714	266,524
3.00%, 9/1/2029	386,527	409,269
3.00%, 4/1/2030	374,309	396,330
3.00%, 12/1/2030	976,444	1,033,889
3.00%, 2/1/2031	2,083,130	2,200,025
3.00%, 5/1/2031	779,221	823,040
3.00%, 9/1/2032	2,096,184	2,210,719
3.00%, 4/1/2033	5,893,590	6,264,420
3.00%, 5/1/2033	4,366,380	4,591,293
3.00%, 7/1/2035	385,169	407,627
3.00%, 4/1/2036	798,232	843,421
3.00%, 8/1/2036	1,313,885	1,389,828
3.00%, 3/1/2043	725,069	773,471
3.00% 4/1/2043	1,294,792	1,381,225
3.00% 7/1/2043	462,140	492,991
3.00%, 8/1/2043	209,688	223,686
3.00%, 9/1/2043	291,058	310,487
3.00%, 10/1/2043	223,940	238,889
3.00%, 6/1/2045	826,261	872,663
3.00% 8/1/2045	2,437,167	2,587,606
3.00%, 4/1/2046	1,289,090	1,362,462
3.00%, 9/1/2046	930,567	983,533
3.00%, 10/1/2046	5,089,941	5,379,649
3.00%, 11/1/2046	965,277	1,020,218
3.00%, 12/1/2046	2,884,477	3,048,655
3.00%, 2/1/2047	2,693,081	2,846,365
3.00%, 7/1/2047	6,175,834	6,525,107
3.00%, 12/1/2047	6,077,615	6,387,986
3.00%, 1/1/2048	1,586,876	1,667,914
3.00%, 2/1/2048	3,595,338	3,778,944
3.00%, 3/1/2048	173,085	181,924
3.00%, 10/1/2049	4,551,707	4,760,661
3.00%, 12/1/2049	3,285,153	3,435,964
3.00%, 1/1/2050	9,221,542	9,644,872
3.00%, 2/1/2050	10,201,294	10,669,602
3.00%, 4/1/2050	11,556,471	12,109,002
3.50%, 5/1/2026	372,170	395,061
3.50%, 1/1/2029	87,416	93,799
3.50%, 11/1/2029	289,303	310,444
3.50%, 2/1/2030	145,075	155,839
3.50%, 3/1/2032	295,220	316,851
Security Description	Principal Amount	Value
3.50%, 6/1/2033	$ 781,072	$ 828,501
3.50%, 1/1/2034	1,875,524	1,989,411
3.50%, 3/1/2038	1,319,043	1,406,800
3.50%, 10/1/2041	149,835	162,437
3.50%, 4/1/2043	263,664	287,749
3.50% 5/1/2043	485,003	527,900
3.50% 8/1/2043	855,155	927,338
3.50%, 6/1/2044	209,496	225,198
3.50%, 8/1/2044	413,076	444,037
3.50%, 10/1/2044	242,793	260,991
3.50%, 11/1/2044	374,169	402,213
3.50%, 12/1/2044	460,544	495,080
3.50%, 1/1/2045	397,752	427,564
3.50%, 2/1/2045	540,563	581,079
3.50% 7/1/2045	6,060,383	6,559,411
3.50%, 10/1/2045	511,740	549,327
3.50% 12/1/2045	885,225	955,343
3.50%, 3/1/2046	1,093,433	1,161,215
3.50%, 5/1/2046	502,282	533,419
3.50%, 8/1/2046	2,811,846	3,018,552
3.50%, 9/1/2046	6,097,175	6,475,140
3.50%, 12/1/2046	770,430	818,189
3.50%, 4/1/2047	95,717	101,462
3.50%, 9/1/2047	4,576,078	4,850,756
3.50%, 10/1/2047	636,311	674,506
3.50%, 11/1/2047	313,589	332,412
3.50%, 12/1/2047	738,553	782,885
3.50%, 1/1/2048	1,576,790	1,671,436
3.50%, 2/1/2048	4,657,332	4,936,888
3.50%, 5/1/2048	3,072,574	3,253,787
3.50%, 7/1/2048	1,095,679	1,160,299
3.50%, 11/1/2048	2,847,867	3,015,717
3.50%, 6/1/2049	3,738,281	3,945,220
3.50%, 7/1/2049	2,291,444	2,418,291
3.50%, 3/1/2050	9,912,087	10,460,788
4.00%, 4/1/2024	24,330	25,855
4.00%, 5/1/2025	20,344	21,643
4.00%, 6/1/2025	51,533	54,824
4.00%, 8/1/2025	12,315	13,101
4.00%, 9/1/2025	15,066	16,029
4.00%, 6/1/2026	125,648	133,673
4.00%, 7/1/2029	3,384,387	3,600,283
4.00%, 10/1/2040	158,370	174,455
4.00%, 12/1/2041	467,715	516,473
4.00%, 4/1/2042	333,126	367,853
4.00%, 6/1/2042	699,922	772,648
4.00%, 12/1/2043	160,542	176,416
4.00% 5/1/2044	369,049	401,502
4.00%, 7/1/2044	581,999	633,178
4.00%, 12/1/2044	205,797	223,894
4.00%, 4/1/2045	453,744	494,718
4.00%, 5/1/2045	2,134,406	2,356,894
4.00%, 10/1/2045	662,815	722,669
4.00%, 1/1/2046	496,065	540,842
4.00%, 3/1/2046	383,164	420,722

208

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/2047	$ 7,544,328	$ 8,201,320
4.00%, 9/1/2047	366,360	393,650
4.00%, 11/1/2047	2,303,859	2,475,474
4.00%, 12/1/2047	864,604	929,008
4.00%, 1/1/2048	1,336,113	1,435,640
4.00%, 4/1/2048	2,161,227	2,305,217
4.00% 5/1/2048	3,492,864	3,725,575
4.00%, 7/1/2048	2,526,430	2,694,752
4.00%, 10/1/2048	4,395,044	4,687,690
4.00%, 12/1/2048	2,130,355	2,272,205
4.00%, 9/1/2049	2,087,808	2,231,201
4.00%, 6/1/2050	2,701,707	2,893,733
4.50%, 10/1/2024	9,417	9,612
4.50%, 2/1/2039	1,922	2,151
4.50%, 6/1/2039	119,092	133,292
4.50%, 12/1/2039	92,929	104,010
4.50%, 6/1/2040	2,372	2,652
4.50%, 12/1/2040	375,605	419,938
4.50%, 4/1/2041	4,493	5,023
4.50%, 7/1/2041	249,794	279,231
4.50%, 8/1/2041	22,174	24,787
4.50%, 9/1/2041	92,296	103,170
4.50%, 10/1/2041	615,934	688,616
4.50%, 10/1/2043	11,845	13,215
4.50%, 8/1/2044	13,062	14,577
4.50%, 9/1/2044	311,144	347,239
4.50%, 4/1/2047	125,166	136,435
4.50%, 10/1/2047	119,817	130,605
4.50%, 12/1/2047	368,417	401,589
4.50% 1/1/2048	1,332,890	1,452,871
4.50%, 5/1/2048	1,186,432	1,285,005
4.50%, 6/1/2048	729,236	792,564
4.50%, 7/1/2048	1,432,865	1,552,156
4.50%, 12/1/2048	970,743	1,051,560
4.50%, 3/1/2049	1,449,078	1,569,718
4.50%, 7/1/2049	7,485,722	8,140,891
5.00%, 11/1/2035	12,741	14,578
5.00% 12/1/2036	2,720	3,115
5.00% 2/1/2038	219,682	251,061
5.00% 3/1/2038	143,198	163,652
5.00%, 6/1/2038	34,136	39,013
5.00% 11/1/2038	278,986	318,834
5.00%, 1/1/2039	41,588	47,529
5.00%, 2/1/2039	94,743	108,278
5.00%, 3/1/2039	280,847	319,881
5.00%, 10/1/2039	27,497	31,425
5.00%, 7/1/2048	1,987,236	2,201,627
5.00%, 9/1/2048	386,219	427,886
5.00%, 11/1/2048	1,843,286	2,042,280
5.00%, 3/1/2049	775,179	858,779
5.00%, 3/1/2050	2,221,820	2,466,850
5.50%, 2/1/2022	598	606
5.50%, 11/1/2026	26,392	28,929
5.50%, 6/1/2027	7,360	8,140
5.50%, 4/1/2028	11,173	12,444
Security Description	Principal Amount	Value
5.50%, 7/1/2028	$ 18,332	$ 20,468
5.50%, 7/1/2033	696	754
5.50% 1/1/2037	86,055	100,196
5.50%, 9/1/2037	798	929
5.50%, 11/1/2037	5,224	6,108
5.50%, 1/1/2038	45,570	53,316
5.50%, 4/1/2038	165,433	193,439
5.50% 7/1/2038	223,121	261,666
5.50%, 10/1/2038	4,112	4,825
5.50%, 11/1/2038	7,450	8,442
6.00%, 8/1/2031	5,957	6,879
6.00%, 3/1/2036	7,677	9,069
6.00%, 8/1/2036	42,861	50,580
6.00%, 1/1/2037	4,125	4,861
6.00%, 12/1/2037	4,035	4,754
6.00%, 10/1/2038	3,778	4,302
6.00%, 3/1/2040	2,235	2,654
6.00%, 5/1/2040	423,583	497,756
6.25%, 7/15/2032 (b)	2,735,000	4,234,628
6.50%, 11/1/2037	39,418	46,711
6.50%, 2/1/2038	9,371	10,612
6.50%, 9/1/2038	118,519	141,192
6.50%, 9/1/2039	61,981	73,575
6.75%, 3/15/2031	601,000	925,955
2.75%, 6/19/2023	645,000	686,190
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,084,263
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	820,196
Series K049, Class A2, 3.01%, 7/25/2025	350,000	385,068
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	386,829
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,094,174
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	909,455
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	571,771
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,718,722
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,730,574
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,339,285
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,379,533

209

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series K083, Class A2, 4.05%, 9/25/2028 (c)	$ 525,000	$ 634,988
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,658,380
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	960,931
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	322,895
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,961,323
Series K092, Class A2, 3.30%, 4/25/2029	500,000	583,830
Series K093, Class A2, 2.98%, 5/25/2029	500,000	571,477
Series K094, Class A2, 2.90%, 6/25/2029	531,291	605,480
Series K101, Class A2, 2.52%, 10/25/2029	500,000	556,451
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	917,841
Series K109, Class A2, 1.56%, 4/25/2030	600,000	621,382
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	165,456
Series K114, Class A2, 1.37%, 6/25/2030	250,000	254,645
Series K115, Class A2, 1.38%, 6/25/2030	500,000	510,518
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,418,543
Series K121, Class A2, 1.55%, 10/25/2030	340,000	351,373
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	679,837
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,110,305
Series K735, Class A2, 2.86%, 5/25/2026	500,000	550,719
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,376,308
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,362,893
Series USD, 0.13%, 7/25/2022	2,575,000	2,574,820
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (c)	1,000,000	1,058,497
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (c)	666,667	829,534
Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.25%, 5/22/2023	$ 1,000,000	$ 1,002,170
0.25%, 7/10/2023	910,000	911,374
0.25%, 11/27/2023	1,695,000	1,697,102
0.38%, 8/25/2025	3,560,000	3,555,764
0.63%, 4/22/2025	1,055,000	1,067,185
0.75%, 10/8/2027	2,000,000	2,004,760
0.88%, 8/5/2030 (b)	6,800,000	6,673,792
1.38%, 9/6/2022	3,800,000	3,879,458
1.63%, 10/15/2024 (b)	550,000	578,914
1.63%, 1/7/2025	200,000	210,608
1.75%, 7/2/2024	500,000	526,220
1.88%, 4/5/2022 (b)	305,000	311,649
1.88%, 9/24/2026 (b)	846,000	914,543
2.00%, 1/5/2022	1,915,000	1,951,442
2.00%, 10/5/2022 (b)	1,200,000	1,239,216
2.00%, 9/1/2035	9,640,335	10,081,039
2.00%, 11/1/2035	7,879,310	8,239,510
2.00%, 8/1/2040	965,427	1,004,231
2.00%, 10/1/2040	1,972,241	2,051,531
2.00%, 11/1/2040	4,959,578	5,158,799
2.00%, 12/1/2040	3,986,994	4,147,067
2.00%, 6/1/2050	931,818	968,206
2.00%, 8/1/2050	16,755,054	17,409,354
2.00%, 1/1/2051	13,225,000	13,741,448
2.13%, 4/24/2026	475,000	517,323
2.50%, 2/5/2024	300,000	321,108
2.50%, 7/1/2028	419,210	438,746
2.50% 8/1/2028	1,235,884	1,293,477
2.50%, 10/1/2028	292,271	305,891
2.50%, 3/1/2029	1,048,064	1,096,747
2.50%, 2/1/2030	461,563	483,832
2.50%, 5/1/2030	756,124	792,434
2.50% 7/1/2030	3,919,065	4,102,049
2.50%, 2/1/2031	860,425	901,744
2.50%, 8/1/2031	2,158,774	2,262,593
2.50%, 6/1/2032	5,535,760	5,801,985
2.50%, 12/1/2032	1,610,811	1,686,084
2.50%, 1/1/2033	2,430,057	2,543,612
2.50%, 12/1/2033	4,218,112	4,420,671
2.50%, 2/1/2035	4,906,186	5,120,725
2.50%, 8/1/2035	3,383,242	3,538,281
2.50%, 4/1/2038	2,066,573	2,185,528
2.50%, 2/1/2040	1,061,649	1,116,534
2.50%, 5/1/2040	3,256,162	3,439,835
2.50%, 10/1/2042	309,618	330,740
2.50% 11/1/2049	14,140,031	14,872,982
2.50%, 1/1/2050	5,363,064	5,641,060
2.50%, 7/1/2050	11,776,427	12,411,915
2.50%, 8/1/2050	11,873,062	12,513,765
2.50%, 10/1/2050	24,601,581	25,929,150
2.63%, 9/6/2024	2,035,000	2,214,141
2.88%, 9/12/2023 (b)	1,384,000	1,484,022
3.00%, 8/1/2027	235,002	247,281

210

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/1/2028	$ 500,503	$ 530,040
3.00%, 6/1/2029	141,847	150,164
3.00% 8/1/2029	668,888	707,991
3.00%, 9/1/2029	242,755	256,946
3.00%, 6/1/2030	376,784	398,807
3.00%, 9/1/2030	70,776	74,913
3.00%, 11/1/2030	166,397	176,123
3.00%, 12/1/2030	554,777	587,586
3.00%, 6/1/2032	3,217,071	3,391,859
3.00%, 10/1/2032	940,596	991,700
3.00%, 1/1/2033	664,386	700,483
3.00%, 2/1/2033	1,480,779	1,561,231
3.00%, 2/1/2034	1,876,665	1,972,220
3.00%, 2/1/2035	265,061	280,276
3.00%, 3/1/2035	216,134	228,648
3.00%, 2/1/2036	562,822	595,409
3.00%, 11/1/2036	1,397,083	1,475,763
3.00%, 1/1/2037	1,564,215	1,652,308
3.00%, 9/1/2037	1,313,984	1,382,941
3.00%, 1/1/2038	2,301,048	2,421,805
3.00%, 12/1/2042	386,050	411,713
3.00%, 1/1/2043	760,875	811,454
3.00%, 3/1/2043	802,047	855,315
3.00%, 4/1/2043	199,875	213,150
3.00% 5/1/2043	2,101,151	2,240,698
3.00% 6/1/2043	1,532,239	1,634,002
3.00% 7/1/2043	1,465,648	1,562,987
3.00%, 8/1/2043	688,696	742,797
3.00%, 2/1/2044	6,238,733	6,653,076
3.00%, 5/1/2045	5,350,818	5,706,191
3.00%, 8/1/2045	8,464,104	9,026,244
3.00%, 9/1/2045	657,073	693,780
3.00% 11/1/2045	1,377,031	1,453,957
3.00%, 5/1/2046	1,314,440	1,388,919
3.00%, 8/1/2046	1,468,902	1,552,133
3.00%, 9/1/2046	1,448,590	1,530,671
3.00%, 10/1/2046	548,759	579,853
3.00% 11/1/2046	4,926,045	5,241,012
3.00% 1/1/2047	4,754,843	5,024,262
3.00% 3/1/2047	5,093,036	5,377,803
3.00%, 7/1/2047	4,067,385	4,297,852
3.00%, 10/1/2047	4,980,258	5,262,451
3.00%, 12/1/2047	7,503,743	7,928,921
3.00% 2/1/2048	5,922,361	6,233,474
3.00% 12/1/2049	22,270,122	23,345,028
3.00%, 1/1/2050	4,932,280	5,158,548
3.00%, 7/1/2050	9,269,017	9,713,129
3.00%, 9/1/2050	15,434,312	16,173,826
3.50%, 10/1/2025	72,347	76,815
3.50%, 11/1/2025	93,669	99,454
3.50%, 3/1/2026	59,375	63,011
3.50%, 1/1/2027	293,943	312,094
3.50%, 5/1/2029	129,996	139,462
3.50%, 1/1/2030	203,539	218,359
3.50%, 3/1/2031	632,666	681,567
Security Description	Principal Amount	Value
3.50%, 6/1/2033	$ 1,604,108	$ 1,701,457
3.50%, 6/1/2034	517,376	555,979
3.50%, 7/1/2034	928,013	997,255
3.50%, 11/1/2034	3,243,471	3,485,477
3.50%, 2/1/2037	464,091	496,597
3.50%, 2/1/2038	296,174	322,219
3.50%, 4/1/2038	1,745,175	1,846,602
3.50%, 5/1/2038	627,420	663,885
3.50%, 12/1/2040	502,930	545,050
3.50%, 1/1/2042	164,283	181,810
3.50%, 3/1/2042	329,780	361,190
3.50%, 5/1/2042	1,099,243	1,190,007
3.50%, 8/1/2042	446,438	483,300
3.50%, 10/1/2042	500,611	541,946
3.50%, 1/1/2043	170,211	184,265
3.50%, 5/1/2043	149,773	162,371
3.50%, 7/1/2043	564,558	612,046
3.50% 1/1/2044	18,077,840	19,571,318
3.50%, 10/1/2044	362,783	389,903
3.50% 1/1/2045	587,832	631,776
3.50% 2/1/2045	13,849,291	14,992,808
3.50%, 4/1/2045	644,308	691,444
3.50% 8/1/2045	1,398,625	1,508,548
3.50% 11/1/2045	3,876,891	4,160,518
3.50% 12/1/2045	3,072,831	3,297,635
3.50%, 1/1/2046	1,042,667	1,118,947
3.50% 2/1/2046	3,374,450	3,610,320
3.50%, 10/1/2046	1,454,394	1,545,106
3.50%, 2/1/2047	422,130	448,249
3.50% 5/1/2047	7,115,654	7,589,511
3.50% 7/1/2047	2,889,695	3,132,761
3.50%, 10/1/2047	419,077	444,124
3.50% 11/1/2047	19,536,987	20,729,932
3.50% 1/1/2048	5,316,544	5,634,298
3.50% 2/1/2048	6,780,288	7,198,550
3.50%, 6/1/2048	2,697,593	2,856,524
3.50%, 8/1/2048	357,331	378,383
3.50%, 9/1/2048	1,082,686	1,147,727
3.50%, 11/1/2048	1,502,355	1,595,310
3.50%, 7/1/2049	5,367,499	5,665,159
3.50%, 8/1/2049	3,959,358	4,178,928
3.50%, 6/1/2050	4,818,335	5,139,084
4.00%, 4/1/2024	36,663	38,954
4.00%, 1/1/2025	35,481	37,699
4.00%, 3/1/2026	33,745	35,919
4.00%, 12/1/2034	293,257	321,366
4.00%, 3/1/2037	832,400	892,876
4.00%, 3/1/2038	946,978	1,014,447
4.00%, 6/1/2038	596,676	639,187
4.00%, 8/1/2039	373,217	411,493
4.00%, 9/1/2040	3,232,322	3,560,329
4.00% 12/1/2040	757,144	833,977
4.00%, 3/1/2041	517,810	571,725
4.00%, 12/1/2041	611,683	675,372
4.00%, 1/1/2042	187,587	207,119

211

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2042	$ 176,551	$ 194,934
4.00%, 10/1/2043	424,781	466,389
4.00%, 12/1/2043	60,814	66,770
4.00%, 5/1/2044	1,339,135	1,475,026
4.00%, 6/1/2044	331,030	360,093
4.00% 7/1/2044	1,909,889	2,077,570
4.00%, 9/1/2044	250,436	272,424
4.00% 10/1/2044	432,018	469,947
4.00%, 12/1/2044	344,723	374,989
4.00%, 1/1/2045	988,742	1,091,184
4.00%, 3/1/2045	291,001	317,149
4.00%, 5/1/2045	586,973	639,716
4.00%, 6/1/2045	846,495	920,814
4.00%, 7/1/2045	462,129	503,655
4.00%, 9/1/2045	762,900	831,451
4.00%, 12/1/2045	405,945	442,422
4.00%, 2/1/2046	149,820	163,283
4.00%, 4/1/2046	496,378	539,395
4.00%, 11/1/2046	515,275	560,423
4.00% 4/1/2047	8,299,422	8,940,817
4.00%, 7/1/2047	175,547	188,624
4.00%, 8/1/2047	753,476	809,602
4.00%, 9/1/2047	4,018,857	4,318,221
4.00%, 12/1/2047	8,043,887	8,643,077
4.00%, 1/1/2048	3,022,704	3,247,865
4.00%, 2/1/2048	1,309,906	1,407,481
4.00%, 5/1/2048	175,725	187,428
4.00% 6/1/2048	6,440,908	6,869,839
4.00%, 7/1/2048	1,189,052	1,268,236
4.00%, 8/1/2048	2,258,266	2,408,655
4.00%, 9/1/2048	3,014,809	3,215,580
4.00%, 10/1/2048	7,232,929	7,882,853
4.00% 11/1/2048	3,562,969	3,817,341
4.00%, 1/1/2049	3,926,568	4,333,395
4.00%, 3/1/2049	775,873	829,068
4.00%, 5/1/2049	2,346,549	2,507,431
4.00%, 7/1/2049	2,730,681	2,917,900
4.00%, 2/1/2050	1,812,192	1,936,438
4.50% 4/1/2023	69,310	71,342
4.50%, 8/1/2023	117	119
4.50%, 4/1/2031	169,403	185,523
4.50%, 4/1/2039	299,153	334,772
4.50%, 4/1/2040	335,911	375,429
4.50%, 10/1/2040	195,860	218,902
4.50%, 2/1/2041	453,863	507,302
4.50%, 5/1/2041	205,058	229,182
4.50%, 1/1/2042	709,780	793,351
4.50%, 9/1/2043	166,554	185,737
4.50% 12/1/2043	508,561	567,136
4.50%, 1/1/2044	109,420	122,022
4.50%, 2/1/2044	232,320	259,078
4.50% 6/1/2044	512,336	572,016
4.50%, 3/1/2046	795,198	888,749
4.50%, 9/1/2047	246,499	268,571
4.50%, 11/1/2047	1,768,523	1,926,884
Security Description	Principal Amount	Value
4.50%, 4/1/2048	$ 843,599	$ 913,691
4.50% 8/1/2048	4,915,056	5,328,109
4.50%, 11/1/2048	4,323,613	4,682,847
4.50%, 12/1/2048	1,205,548	1,305,713
4.50% 1/1/2049	2,671,236	2,893,180
4.50%, 5/1/2049	2,484,252	2,690,659
4.50%, 3/1/2050	7,555,523	8,214,879
5.00%, 7/1/2035	332,678	380,582
5.00%, 7/1/2040	137,493	156,090
5.00%, 1/1/2042	461,254	523,644
5.00%, 3/1/2042	391,015	443,905
5.00%, 12/1/2043	103,827	118,661
5.00%, 7/1/2044	225,274	254,536
5.00%, 6/1/2048	1,016,712	1,126,286
5.00%, 9/1/2048	2,395,079	2,653,204
5.00%, 8/1/2049	1,685,060	1,866,664
5.00%, 10/1/2049	2,362,739	2,620,371
5.50%, 7/1/2035	153,591	177,939
5.50% 6/1/2038	47,032	54,985
5.50%, 12/1/2038	157,057	182,606
5.50%, 12/1/2039	242,943	283,788
5.50%, 4/1/2040	117,873	134,288
5.50%, 9/1/2040	20,624	24,158
5.50%, 7/1/2041	267,794	312,136
5.50%, 5/1/2044	3,309,951	3,851,862
6.00%, 2/1/2037	144,298	166,679
6.00%, 10/1/2039	193,327	227,634
6.00%, 4/1/2040	266,418	314,096
6.25%, 5/15/2029	80,000	114,002
6.63%, 11/15/2030	1,807,000	2,735,310
7.13%, 1/15/2030 (b)	325,000	496,545
7.25%, 5/15/2030	1,125,000	1,745,100
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (c)	524,026	543,808
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	268,403	291,042
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	169,491	181,778
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (c)	500,000	565,078
Series 2017-M14, Class A2, Class A2, 2.88%, 11/25/2027 (c)	600,000	676,857
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	377,683	394,765
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	677,915
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	850,214

212

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	$ 861,702	$ 1,018,888
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,211,673
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	662,023
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	578,975
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	850,902
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,533,946
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	201,045
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	1,015,404
TBA, 1.50%, 1/1/2036 (g)	17,000,000	17,488,240
TBA, 1.50%, 1/1/2051 (g)	17,000,000	17,175,610
TBA, 2.00%, 1/1/2036 (g)	16,469,207	17,217,732
TBA, 2.00%, 1/1/2051 (g)	40,975,000	42,557,454
TBA, 2.50%, 1/1/2036 (g)	8,925,000	9,308,507
TBA, 2.50%, 1/1/2051 (g)	25,825,000	27,219,292
TBA, 3.00%, 1/1/2051 (g)	3,535,000	3,702,347
TBA, 4.00%, 1/1/2051 (g)	12,745,000	13,606,052
Series 2013-M14, Class APT, Class APT, VRN, 2.55%, 4/25/2023 (c)	125,771	125,771
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.14%, 11/25/2027 (c)	700,000	760,589
Series 2018-M1, Class A2, Class A2, VRN, 2.98%, 12/25/2027 (c)	130,000	147,929
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	750,000	759,901
Government National Mortgage Association:
2.50%, 2/20/2043	1,793,883	1,914,346
2.50%, 12/20/2049	1,726,050	1,822,913
2.50%, 7/20/2050	4,897,963	5,187,005
2.50%, 8/20/2050	9,071,795	9,607,147
2.50%, 10/20/2050	13,199,308	13,978,235
3.00% 12/15/2042	543,559	568,792
3.00% 12/20/2042	954,511	1,032,065
3.00%, 2/20/2043	923,149	1,021,317
3.00%, 4/20/2043	823,569	879,855
3.00%, 6/20/2043	562,281	600,710
Security Description	Principal Amount	Value
3.00%, 11/20/2044	$ 603,219	$ 643,239
3.00%, 12/20/2044	246,109	262,437
3.00%, 3/20/2045	275,131	293,160
3.00%, 4/20/2045	427,654	455,678
3.00%, 8/20/2045	659,716	702,948
3.00%, 1/20/2046	362,339	386,084
3.00%, 2/20/2046	4,704,392	5,025,913
3.00%, 4/20/2046	682,219	724,603
3.00%, 5/20/2046	1,521,387	1,615,904
3.00%, 6/20/2046	4,322,760	4,591,316
3.00%, 9/20/2046	1,373,461	1,458,789
3.00%, 10/20/2046	4,842,024	5,142,840
3.00%, 11/20/2046	766,367	813,979
3.00%, 1/20/2047	1,333,486	1,416,331
3.00%, 6/20/2047	454,160	480,863
3.00%, 7/20/2047	3,986,861	4,221,278
3.00%, 10/20/2047	2,823,394	2,989,402
3.00%, 11/20/2047	1,829,336	1,936,896
3.00%, 12/20/2047	1,654,521	1,751,803
3.00%, 1/20/2048	1,492,658	1,580,422
3.00%, 2/20/2048	1,747,589	1,850,343
3.00%, 3/20/2048	6,800,188	7,200,021
3.00%, 11/20/2049	12,287,229	12,867,607
3.00%, 12/20/2049	3,528,354	3,695,013
3.00%, 6/20/2050	14,097,329	14,791,553
3.00%, 7/20/2050	20,928,397	21,959,018
3.50%, 12/20/2041	891,851	973,580
3.50%, 2/15/2042	480,079	522,627
3.50%, 6/20/2042	488,404	532,996
3.50%, 1/20/2043	2,047,888	2,234,863
3.50%, 4/15/2043	129,623	140,509
3.50%, 4/20/2043	508,684	555,128
3.50%, 7/20/2043	1,287,739	1,401,405
3.50%, 10/20/2043	242,311	263,700
3.50%, 12/20/2043	101,434	110,388
3.50%, 1/20/2044	206,415	224,635
3.50%, 3/20/2044	197,796	215,256
3.50%, 6/20/2044	8,416,387	9,140,753
3.50%, 9/20/2044	3,068,216	3,332,285
3.50%, 10/20/2044	370,294	402,164
3.50%, 12/20/2044	277,225	301,084
3.50%, 2/20/2045	211,136	229,308
3.50%, 3/20/2045	249,303	270,064
3.50% 4/20/2045	1,582,775	1,730,192
3.50%, 6/20/2045	1,504,944	1,630,273
3.50%, 10/20/2045	6,428,498	6,963,853
3.50%, 11/20/2045	151,899	164,549
3.50%, 1/20/2046	1,955,283	2,118,116
3.50%, 3/20/2046	1,251,632	1,352,453
3.50%, 4/20/2046	7,190,455	7,769,657
3.50%, 5/20/2046	1,122,857	1,213,305
3.50%, 10/20/2046	693,852	749,742
3.50%, 2/20/2047	3,261,637	3,524,366
3.50%, 3/20/2047	692,597	741,966
3.50%, 5/20/2047	694,584	744,095

213

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2047	$ 424,839	$ 455,123
3.50%, 8/20/2047	633,577	678,739
3.50%, 9/20/2047	662,917	710,171
3.50%, 10/20/2047	557,362	597,092
3.50%, 11/20/2047	2,222,038	2,380,428
3.50%, 12/20/2047	8,543,703	9,152,711
3.50%, 1/20/2048	10,682,960	11,444,458
3.50%, 2/20/2048	2,709,200	2,902,316
3.50%, 3/20/2048	4,610,597	4,934,066
3.50%, 4/20/2048	2,651,948	2,838,003
3.50%, 6/20/2048	1,571,064	1,681,286
3.50%, 2/20/2049	699,847	748,947
3.50%, 5/20/2049	542,731	574,194
3.50%, 7/20/2049	176,109	186,318
3.50%, 9/20/2049	2,747,221	2,906,483
3.50%, 12/20/2049	1,213,637	1,283,994
4.00%, 4/15/2040	463,137	509,695
4.00%, 6/15/2040	26,190	28,823
4.00%, 3/20/2044	75,265	83,093
4.00%, 4/20/2044	376,266	415,400
4.00%, 6/20/2044	354,395	391,254
4.00%, 8/20/2044	372,448	411,185
4.00%, 9/20/2044	301,288	332,624
4.00%, 10/20/2044	444,998	491,281
4.00%, 12/20/2044	384,743	424,759
4.00%, 2/20/2045	271,788	300,056
4.00%, 5/15/2045	257,656	281,679
4.00%, 7/20/2045	1,945,234	2,127,925
4.00%, 8/20/2045	253,416	277,216
4.00%, 9/20/2045	4,730,918	5,175,231
4.00%, 10/20/2045	365,928	400,295
4.00%, 11/20/2045	1,330,197	1,455,125
4.00%, 4/20/2046	224,654	245,752
4.00%, 5/20/2046	83,594	91,445
4.00%, 10/20/2046	160,492	173,217
4.00%, 3/20/2047	758,554	818,699
4.00%, 4/20/2047	300,394	323,301
4.00%, 6/20/2047	2,121,165	2,282,914
4.00%, 7/20/2047	596,136	641,595
4.00%, 8/20/2047	944,428	1,016,445
4.00%, 9/20/2047	393,647	423,664
4.00%, 2/20/2048	3,169,649	3,411,351
4.00%, 3/20/2048	2,504,722	2,695,719
4.00%, 6/20/2048	1,135,421	1,217,802
4.00%, 7/20/2048	563,414	604,292
4.00%, 8/20/2048	4,488,485	4,814,149
4.00%, 9/20/2048	1,175,851	1,261,165
4.00%, 5/20/2049	1,998,002	2,127,913
4.00%, 7/20/2049	8,488,628	9,040,562
4.00%, 5/20/2050	3,732,457	3,975,143
4.50%, 6/15/2039	30,813	34,471
4.50%, 7/15/2039	80,201	89,721
4.50%, 4/15/2040	329,926	369,503
4.50% 6/15/2040	240,667	269,536
4.50%, 3/15/2041	121,926	136,552
Security Description	Principal Amount	Value
4.50%, 6/15/2041	$ 107,215	$ 120,161
4.50%, 9/20/2041	104,300	117,288
4.50%, 12/15/2041	32,947	36,925
4.50%, 1/15/2042	81,894	91,615
4.50%, 10/20/2043	68,618	76,845
4.50%, 4/20/2044	177,313	198,573
4.50%, 6/20/2044	145,617	163,076
4.50%, 11/20/2044	381,475	426,149
4.50%, 12/20/2044	117,082	130,793
4.50%, 7/20/2045	2,314,815	2,585,899
4.50%, 8/20/2045	201,741	225,366
4.50%, 9/20/2045	100,385	112,141
4.50%, 10/20/2045	382,273	427,040
4.50%, 4/20/2046	205,861	229,969
4.50%, 9/20/2047	190,525	207,767
4.50%, 11/20/2047	845,031	921,501
4.50%, 12/20/2047	734,776	801,268
4.50%, 1/20/2048	671,325	732,075
4.50%, 6/20/2048	1,922,948	2,071,840
4.50%, 7/20/2048	1,085,761	1,169,831
4.50%, 8/20/2048	3,046,267	3,282,137
4.50%, 10/20/2048	1,589,375	1,712,438
4.50%, 1/20/2049	3,141,750	3,385,012
4.50%, 7/20/2049	2,969,155	3,184,524
5.00%, 12/15/2038	118,204	132,410
5.00% 4/15/2039	259,083	288,104
5.00%, 5/15/2039	21,912	23,885
5.00%, 11/20/2041	616,113	684,631
5.00%, 5/20/2044	117,923	134,614
5.00%, 11/20/2044	134,292	153,298
5.00%, 1/20/2048	866,743	954,844
5.00%, 5/20/2048	1,153,044	1,260,824
5.00%, 7/20/2048	150,848	164,295
5.00%, 9/20/2048	824,804	898,331
5.00%, 11/20/2048	926,751	1,009,366
5.00%, 1/20/2049	2,289,602	2,493,708
5.00%, 7/20/2049	417,244	454,439
5.50%, 6/15/2038	216,884	240,606
5.50%, 7/15/2038	140,245	157,774
5.50%, 2/15/2039	32,904	37,314
5.50%, 5/20/2044	176,443	196,821
6.00%, 1/15/2038	18,022	20,416
6.00%, 4/15/2038	60,012	69,272
6.00%, 6/15/2041	89,641	103,382
TBA, 2.00%, 1/1/2051 (g)	15,800,000	16,514,634
TBA, 2.50%, 1/1/2051 (g)	25,825,000	27,329,306
TBA, 3.00%, 1/1/2051 (g)	3,875,000	4,051,351
TBA, 3.50%, 1/1/2051 (g)	2,500,000	2,648,400
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,099,688
Tennessee Valley Authority:
0.75%, 5/15/2025	335,000	339,804
2.88%, 9/15/2024	475,000	520,510
4.63%, 9/15/2060	34,000	52,638
5.25%, 9/15/2039	1,252,000	1,881,981

214

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 4/1/2036	$ 128,000	$ 195,685
7.13%, 5/1/2030	66,000	100,665
Series A, 2.88%, 2/1/2027	286,000	322,256
Series B, 4.70%, 7/15/2033	350,000	476,396
Series E, 6.75%, 11/1/2025	115,000	148,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,577,491,803)		1,621,391,849
U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	9,398,813
1.13%, 8/15/2040	10,300,000	9,754,422
1.25%, 5/15/2050	12,906,000	11,714,212
1.38%, 11/15/2040	10,000,000	9,890,625
1.38%, 8/15/2050 (b)	14,473,000	13,554,869
1.63%, 11/15/2050	6,500,000	6,474,609
2.00%, 2/15/2050 (b)	10,550,000	11,464,883
2.25%, 8/15/2046	2,506,000	2,862,322
2.25%, 8/15/2049	10,370,000	11,875,270
2.38%, 11/15/2049	7,967,000	9,364,960
2.50%, 2/15/2045	3,399,000	4,054,370
2.50%, 2/15/2046	3,681,800	4,400,326
2.50%, 5/15/2046	2,850,000	3,406,641
2.75%, 8/15/2042	5,251,000	6,507,958
2.75%, 11/15/2042	15,482,000	19,175,908
2.75%, 8/15/2047	7,400,000	9,283,531
2.75%, 11/15/2047	18,200,000	22,855,219
2.88%, 5/15/2043	1,900,000	2,402,313
2.88%, 8/15/2045	3,700,000	4,709,406
2.88%, 11/15/2046	5,109,700	6,531,634
2.88%, 5/15/2049	12,436,000	16,067,701
3.00%, 11/15/2044	1,464,000	1,895,423
3.00%, 5/15/2045	2,100,000	2,725,406
3.00%, 11/15/2045	2,900,000	3,774,984
3.00%, 2/15/2047	6,450,000	8,439,422
3.00%, 5/15/2047	10,200,000	13,365,188
3.00%, 2/15/2048	13,150,000	17,269,648
3.00%, 8/15/2048	16,450,000	21,652,313
3.00%, 2/15/2049	11,425,000	15,077,430
3.13%, 11/15/2041	2,518,000	3,292,285
3.13%, 2/15/2042	2,197,000	2,880,130
3.13%, 2/15/2043	1,240,000	1,626,338
3.13%, 8/15/2044	2,078,000	2,741,337
3.13%, 5/15/2048	13,150,000	17,660,039
3.38%, 5/15/2044	2,164,000	2,959,946
3.38%, 11/15/2048	9,310,000	13,082,005
3.50%, 2/15/2039	700,000	950,031
3.63%, 8/15/2043	3,950,000	5,579,375
3.63%, 2/15/2044	1,940,000	2,746,919
3.75%, 8/15/2041	150,000	213,117
3.75%, 11/15/2043	3,762,000	5,415,517
3.88%, 8/15/2040	150,000	214,945
Security Description	Principal Amount	Value
4.25%, 11/15/2040	$ 400,000	$ 600,813
4.38%, 2/15/2038 (b)	2,235,000	3,321,070
4.38%, 11/15/2039	375,000	566,836
4.38%, 5/15/2040	5,350,000	8,118,625
4.50%, 2/15/2036 (b)	502,000	736,607
4.63%, 2/15/2040	48,970,000	76,293,730
4.75%, 2/15/2037	546,000	832,053
4.75%, 2/15/2041	5,400,000	8,626,500
5.25%, 11/15/2028	262,000	352,922
5.25%, 2/15/2029	250,000	338,711
5.50%, 8/15/2028	452,000	612,954
6.13%, 11/15/2027	686,000	941,321
6.25%, 8/15/2023	300,000	347,648
6.50%, 11/15/2026 (b)	1,054,000	1,420,759
6.88%, 8/15/2025	50,000	64,949
7.13%, 2/15/2023	524,000	600,922
7.50%, 11/15/2024 (b)	6,100,000	7,804,188
Treasury Notes:
0.13%, 4/30/2022	17,400,000	17,403,398
0.13%, 5/31/2022	8,600,000	8,601,008
0.13%, 6/30/2022	13,500,000	13,502,109
0.13%, 7/31/2022	12,300,000	12,301,441
0.13%, 8/31/2022	10,150,000	10,150,396
0.13%, 9/30/2022	4,750,000	4,750,186
0.13%, 10/31/2022	7,650,000	7,650,598
0.13%, 11/30/2022	21,150,000	21,151,652
0.13%, 5/15/2023	9,637,000	9,633,988
0.13%, 7/15/2023	10,800,000	10,794,094
0.13%, 8/15/2023	15,500,000	15,490,313
0.13%, 9/15/2023	10,500,000	10,491,797
0.25%, 4/15/2023	12,265,000	12,295,663
0.25%, 6/15/2023	9,060,000	9,083,358
0.25%, 11/15/2023	3,650,000	3,659,981
0.25%, 5/31/2025	20,675,000	20,634,619
0.25%, 6/30/2025	5,675,000	5,660,369
0.25%, 7/31/2025	14,935,000	14,890,662
0.25%, 8/31/2025	26,900,000	26,809,633
0.25%, 9/30/2025	12,000,000	11,953,125
0.25%, 12/31/2025	35,000,000	35,027,344
0.38%, 3/31/2022	5,600,000	5,617,938
0.38%, 4/30/2025	17,250,000	17,313,340
0.38%, 11/30/2025 (b)	6,850,000	6,859,633
0.38%, 7/31/2027	22,250,000	21,954,492
0.38%, 9/30/2027	37,950,000	37,368,891
0.50%, 3/15/2023	9,325,000	9,400,037
0.50%, 4/30/2027	5,322,000	5,308,279
0.50%, 6/30/2027	15,450,000	15,383,613
0.50%, 10/31/2027	23,600,000	23,411,938
0.63%, 11/30/2027	5,600,000	5,598,250
0.63%, 12/31/2027	4,700,000	4,694,859
0.63%, 5/15/2030	14,800,000	14,471,625
0.63%, 8/15/2030	23,150,000	22,574,867
0.88%, 11/15/2030	14,700,000	14,649,469
1.13%, 2/28/2022	9,100,000	9,206,285
1.13%, 2/28/2025	31,323,000	32,426,646

215

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 2/28/2027	$ 8,500,000	$ 8,814,102
1.25%, 8/31/2024	11,000,000	11,409,922
1.38%, 1/31/2022	11,550,000	11,706,557
1.38%, 10/15/2022	14,725,000	15,051,711
1.38%, 2/15/2023	10,447,000	10,721,234
1.38%, 6/30/2023	5,000,000	5,152,734
1.38%, 1/31/2025	34,175,000	35,715,545
1.38%, 8/31/2026	3,000,000	3,155,391
1.50%, 1/31/2022	850,000	862,617
1.50%, 8/15/2022	16,350,000	16,714,043
1.50%, 9/15/2022	12,650,000	12,944,014
1.50%, 1/15/2023	14,000,000	14,389,375
1.50%, 3/31/2023	1,796,000	1,850,582
1.50%, 9/30/2024	10,000,000	10,471,875
1.50%, 10/31/2024	11,250,000	11,790,527
1.50%, 11/30/2024	11,300,000	11,849,109
1.50%, 8/15/2026	2,392,000	2,532,343
1.50%, 1/31/2027	13,400,000	14,201,906
1.50%, 2/15/2030	13,950,000	14,760,844
1.63%, 8/15/2022	1,972,000	2,019,836
1.63%, 8/31/2022	9,000,000	9,222,539
1.63%, 11/15/2022	3,964,000	4,074,249
1.63%, 12/15/2022	13,200,000	13,585,688
1.63%, 4/30/2023 (b)	1,100,000	1,137,813
1.63%, 5/31/2023	884,000	915,423
1.63%, 10/31/2023	4,730,000	4,926,960
1.63%, 5/15/2026	300,000	319,383
1.63%, 10/31/2026	11,125,000	11,863,770
1.63%, 11/30/2026	11,700,000	12,480,609
1.63%, 8/15/2029 (b)	14,427,000	15,434,636
1.75%, 2/28/2022	1,800,000	1,833,961
1.75%, 3/31/2022	500,000	510,117
1.75%, 5/15/2022	3,432,000	3,507,879
1.75%, 5/31/2022	3,650,000	3,733,408
1.75%, 6/15/2022 (b)	6,675,000	6,831,967
1.75%, 6/30/2022	8,450,000	8,654,648
1.75%, 7/15/2022	13,475,000	13,810,296
1.75%, 9/30/2022	2,470,000	2,539,565
1.75%, 1/31/2023	2,100,000	2,170,547
1.75%, 6/30/2024	18,200,000	19,175,406
1.75%, 7/31/2024	2,500,000	2,636,914
1.75%, 12/31/2026	8,150,000	8,757,430
1.75%, 11/15/2029 (b)	7,000,000	7,565,469
1.88%, 1/31/2022	5,399,600	5,501,686
1.88%, 2/28/2022	3,750,000	3,826,025
1.88%, 3/31/2022	2,600,000	2,656,570
1.88%, 4/30/2022	4,850,000	4,962,535
1.88%, 7/31/2022	8,200,000	8,425,820
1.88%, 8/31/2022	2,330,000	2,397,261
1.88%, 9/30/2022	12,160,000	12,529,075
1.88%, 10/31/2022	47,000	48,494
1.88%, 8/31/2024	2,150,000	2,279,336
1.88%, 6/30/2026	10,500,000	11,327,695
2.00%, 2/15/2022	780,000	796,362
2.00%, 10/31/2022	12,450,000	12,874,078
Security Description	Principal Amount	Value
2.00%, 11/30/2022	$ 5,045,000	$ 5,224,728
2.00%, 2/15/2023	9,040,000	9,396,656
2.00%, 5/31/2024	2,500,000	2,652,734
2.00%, 6/30/2024	1,125,000	1,195,137
2.00%, 2/15/2025	3,206,000	3,432,925
2.00%, 8/15/2025	200,000	215,453
2.13%, 5/15/2022	7,342,000	7,542,471
2.13%, 6/30/2022	500,000	514,922
2.13%, 12/31/2022	3,000,000	3,118,945
2.13%, 11/30/2023	2,000,000	2,114,531
2.13%, 2/29/2024	4,000,000	4,244,688
2.13%, 3/31/2024	1,200,000	1,275,000
2.13%, 7/31/2024	2,600,000	2,777,125
2.13%, 9/30/2024	1,550,000	1,659,105
2.13%, 11/30/2024	7,000,000	7,510,234
2.13%, 5/15/2025	4,549,000	4,910,077
2.13%, 5/31/2026	11,415,000	12,460,186
2.25%, 4/15/2022	9,000,000	9,245,742
2.25%, 12/31/2023	1,854,000	1,969,585
2.25%, 1/31/2024	3,600,000	3,829,500
2.25%, 4/30/2024	20,850,000	22,270,406
2.25%, 10/31/2024	10,000,000	10,765,625
2.25%, 11/15/2024	12,344,000	13,298,731
2.25%, 12/31/2024	12,350,000	13,327,387
2.25%, 11/15/2025	1,400,000	1,528,953
2.25%, 3/31/2026	550,000	603,066
2.25%, 8/15/2027	6,600,000	7,317,750
2.25%, 11/15/2027	19,050,000	21,151,453
2.38%, 3/15/2022	8,125,000	8,343,677
2.38%, 1/31/2023	14,900,000	15,591,453
2.38%, 2/29/2024	13,250,000	14,163,008
2.38%, 8/15/2024	2,955,000	3,184,705
2.38%, 4/30/2026	13,300,000	14,685,070
2.38%, 5/15/2027	12,600,000	14,053,922
2.38%, 5/15/2029	13,250,000	14,974,570
2.50%, 1/15/2022	10,750,000	11,013,711
2.50%, 2/15/2022	12,450,000	12,780,703
2.50%, 3/31/2023	7,300,000	7,685,531
2.50%, 8/15/2023	2,308,000	2,450,086
2.50%, 1/31/2024	20,700,000	22,176,492
2.50%, 5/15/2024	9,694,000	10,444,528
2.50%, 1/31/2025	11,150,000	12,161,340
2.50%, 2/28/2026	14,838,000	16,444,677
2.63%, 2/28/2023	13,298,000	14,009,651
2.63%, 6/30/2023	7,700,000	8,174,031
2.63%, 12/31/2023	12,200,000	13,094,031
2.63%, 3/31/2025	3,210,000	3,526,486
2.63%, 12/31/2025	11,000,000	12,233,203
2.63%, 2/15/2029	9,650,000	11,077,898
2.75%, 7/31/2023	4,250,000	4,534,219
2.75%, 8/31/2023	17,100,000	18,276,961
2.75%, 11/15/2023	10,383,000	11,155,236
2.75%, 2/15/2024	4,618,000	4,988,883
2.75%, 6/30/2025	10,500,000	11,644,336
2.75%, 8/31/2025	6,600,000	7,338,891

216

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/15/2028	$ 5,550,000	$ 6,363,422
2.88%, 9/30/2023	14,100,000	15,146,484
2.88%, 10/31/2023	7,750,000	8,343,359
2.88%, 11/30/2023	11,651,000	12,568,516
2.88%, 4/30/2025	7,100,000	7,887,656
2.88%, 5/31/2025	10,200,000	11,349,094
2.88%, 7/31/2025	7,050,000	7,869,012
2.88%, 11/30/2025	6,925,000	7,775,477
2.88%, 5/15/2028	12,950,000	15,001,766
2.88%, 8/15/2028	13,300,000	15,448,781
3.00%, 9/30/2025	5,200,000	5,851,625
3.00%, 10/31/2025	2,300,000	2,592,531
3.13%, 11/15/2028	13,100,000	15,509,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,904,432,157)		2,025,963,484
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	107,842
Series S1-SUB, 7.04%, 4/1/2050	100,000	183,064
California, State General Obligation:
3.38%, 4/1/2025	155,000	173,178
3.50%, 4/1/2028	200,000	233,358
4.50%, 4/1/2033	250,000	302,180
4.60%, 4/1/2038	150,000	180,354
7.30%, 10/1/2039	1,395,000	2,302,629
7.35%, 11/1/2039	110,000	182,703
7.50%, 4/1/2034	275,000	458,331
7.55%, 4/1/2039	297,000	521,473
7.63%, 3/1/2040	90,000	156,198
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	267,000
Series B, 3.90%, 11/1/2047	100,000	122,461
City of San Francisco CA Public Utilities Commission Water Revenue:
Series A, 3.30%, 11/1/2039	55,000	58,710
Series E, 2.83%, 11/1/2041	250,000	261,835
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	259,350
1.81%, 8/1/2030	250,000	258,103
2.11%, 8/1/2032	250,000	260,537
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	262,675
6.60%, 7/1/2050	260,000	483,933
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	211,620
Security Description	Principal Amount	Value
Series RY, 6.76%, 7/1/2034	$ 250,000	$ 376,045
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	159,194
Series N, 3.26%, 5/15/2060	150,000	168,714
Series N, 3.71%, 5/15/2120	150,000	160,178
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	53,690
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	105,081
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	404,804
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	172,902
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	645,871
Series AQ, 4.77%, 5/15/2115	75,000	105,260
Series AX, 3.06%, 7/1/2025	100,000	110,301
Series BD, 3.35%, 7/1/2029	300,000	345,942
		10,055,516
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	121,722
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	208,606
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	153,437
Series A, 1.71%, 7/1/2027	150,000	155,698
Series A, 2.15%, 7/1/2030	150,000	157,833
		675,574
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	157,513
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	172,000	261,569
6.66%, 4/1/2057	97,000	149,927
7.06%, 4/1/2057	296,000	427,883
		996,892

217

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	$ 500,000	$ 617,320
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	101,217
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	107,513
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	52,489
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	118,129
Series A, 4.79%, 1/1/2048	100,000	125,104
Series B, 3.82%, 1/1/2048	100,000	109,179
State of Illinois:
4.95%, 6/1/2023	212,727	217,977
5.10%, 6/1/2033	670,000	721,061
7.35%, 7/1/2035	500,000	596,130
		2,766,119
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	67,973
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	207,342
Series D, 3.20%, 7/1/2050	200,000	207,332
		414,674
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	128,407
5.46%, 12/1/2039	400,000	589,596
Series H, 2.90%, 9/1/2049	65,000	69,950
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	72,344
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	91,438
Series C, 2.95%, 5/15/2043	400,000	415,412
		1,367,147
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	39,444
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	307,104
Security Description	Principal Amount	Value
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	$ 200,000	$ 208,724
Series B, 2.56%, 4/1/2050	500,000	531,025
		1,086,297
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	132,701
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	360,183
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	109,912
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (h)	275,000	354,450
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	420,504
4.13%, 6/15/2042	320,000	331,482
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	530,692
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	283,956
Series P, 3.92%, 5/1/2119	100,000	113,541
Series R, 3.27%, 5/1/2043	35,000	37,545
		2,072,170
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	141,111
Series B, 3.14%, 7/1/2043	250,000	263,338
Series F, 3.11%, 2/15/2039	135,000	147,003
Series F, 3.19%, 2/15/2043	135,000	147,215
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	54,209
Series M, 3.50%, 1/1/2042	50,000	52,243
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	330,371
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	137,419

218

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, General Obligation:
5.52%, 10/1/2037	$ 85,000	$ 119,866
Series A2, 5.21%, 10/1/2031	100,000	126,107
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	195,777
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	287,192
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	350,000	426,086
4.93%, 10/1/2051	220,000	306,354
Series 192, 4.81%, 10/15/2065	150,000	207,978
Series 20, 4.23%, 10/15/2057	125,000	159,180
Series 21, 3.29%, 8/1/2069	500,000	534,215
Series AAA, 1.09%, 7/1/2023	250,000	253,725
Westchester County Local Development Corp. 3.85%, 11/1/2050 (f)	180,000	188,140
		4,077,529
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	53,933
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	138,403
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	375,468
		567,804
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	125,004
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	208,778
		333,782
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	261,697
Series D, 2.84%, 9/1/2050	250,000	258,438
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	113,652
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	115,182
Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	$ 200,000	$ 226,356
		975,325
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	11,406
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	864,682
6.29%, 3/1/2032	95,000	120,565
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	229,708
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	106,969
Series A, 3.14%, 11/1/2045	100,000	106,953
Series C, 2.92%, 11/1/2050	40,000	41,105
Series C, 3.09%, 11/1/2040	60,000	62,938
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	193,475
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	86,707
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	113,414
State of Texas 3.21%, 4/1/2044	150,000	163,886
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	342,051
Texas, State General Obligation 5.52%, 4/1/2039	100,000	148,689
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	141,849
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	201,094
2.56%, 4/1/2042	120,000	122,240
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	120,075
Series B, 2.44%, 8/15/2049	50,000	50,735
		3,217,135

219

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	$ 90,000	$ 89,098
Series A, 3.23%, 9/1/2119	350,000	356,773
		445,871
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	280,790
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	181,138
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,490,310)		30,317,660
MORTGAGE-BACKED SECURITIES — 1.3%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	200,000	223,898
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	468,477
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	333,745
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	291,680
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (c)	390,000	464,772
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	342,334
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	481,991
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	579,487
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,116,373
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	654,443
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	306,726
Security Description	Principal Amount	Value
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	$ 1,000,000	$ 1,035,156
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	577,369
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	558,556
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	778,178
Benchmark Mortgage Trust Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	516,862
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	808,259
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	410,738
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	360,114
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,114,647
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	406,918
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	439,414
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	377,227
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	513,175
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,660,001
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	396,481
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	460,555	475,914
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	541,867
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,346,034

220

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	$ 500,000	$ 566,912
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,659,377
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	842,112
Series 2020-GC46, Class A5, Class A5, 2.72%, 2/15/2053	300,000	329,195
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	497,997
Series 2012-LC4, Class AM, Class AM, 4.06%, 12/10/2044	1,500,000	1,520,349
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	298,565
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	544,067
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	548,978
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	559,888
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	499,477
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	696,808
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	738,942
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,188,382
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	557,233
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	558,776
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	566,347
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	598,720
Security Description	Principal Amount	Value
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (c)	$ 500,000	$ 594,416
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,111,115
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,766,151
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,121,167
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	564,385
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	569,291
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,116,145
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	887,464
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	492,248	515,521
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,087,966
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,397,830
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	475,203
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,651,108
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	245,114
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	567,070
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	532,624
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	547,420

221

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-COR7, Class A5, Class A5, 2.18%, 5/13/2053	$ 650,000	$ 684,691
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.08%, 7/15/2046 (c)	614,000	656,886
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	497,586
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	508,524
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	542,426
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	486,368	530,026
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	893,797
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,110,165
Series 2013-C10, Class A3, Class A3, VRN, 3.97%, 7/15/2046 (c)	452,121	480,832
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	860,529
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	543,450
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	742,000	881,558
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	561,855
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	518,354
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	366,665
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	573,151
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,156,138
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	350,299
Security Description	Principal Amount	Value
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	$ 400,000	$ 439,805
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	417,975
Series 2013-C5, Class AAB, 2.69%, 3/10/2046	246,605	252,436
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	531,254
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	509,765	545,263
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,514,215
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	566,186
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	339,502
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	558,913
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	593,672
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	945,793
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,108,307
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	894,902
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	159,632
WFRBS Commercial Mortgage Trust:
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	180,685
Series 2013-C12, Class ASB, Class ASB, 2.84%, 3/15/2048	139,252	142,528
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	693,314
Series 2013-C16, Class B, Class B, VRN, 5.02%, 9/15/2046 (c)	2,000,000	2,077,552

222

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (c)	$ 500,000	$ 546,956
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,470,477)		69,328,773
	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (i) (j)	233,535,772	233,582,479
State Street Navigator Securities Lending Portfolio II (k) (l)	138,763,589	138,763,589
TOTAL SHORT-TERM INVESTMENTS (Cost $372,341,882)		372,346,068
TOTAL INVESTMENTS — 106.1% (Cost $5,608,926,267)		5,909,270,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(341,666,172)
NET ASSETS — 100.0%		$ 5,567,604,245
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,569,109,537	$—	$1,569,109,537
Asset-Backed Securities	—	18,740,515	—	18,740,515
Foreign Government Obligations	—	202,072,531	—	202,072,531
U.S. Government Agency Obligations	—	1,621,391,849	—	1,621,391,849
U.S. Treasury Obligations	—	2,025,963,484	—	2,025,963,484
Municipal Bonds & Notes	—	30,317,660	—	30,317,660
Mortgage-Backed Securities	—	69,328,773	—	69,328,773
Short-Term Investments	372,346,068	—	—	372,346,068
TOTAL INVESTMENTS	$372,346,068	$5,536,924,349	$—	$5,909,270,417
223

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	250,021,887	$250,121,896	$ 781,987,678	$ 798,489,411	$29,702	$(67,386)	233,535,772	$233,582,479	$145,465
State Street Navigator Securities Lending Portfolio II	403,278,489	403,278,489	478,411,164	742,926,064	—	—	138,763,589	138,763,589	225,736
Total		$653,400,385	$1,260,398,842	$1,541,415,475	$29,702	$(67,386)		$372,346,068	$371,201
224	ARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 1,020,000	$ 1,089,778
4.20%, 4/15/2024	786,000	874,732
4.65%, 10/1/2028 (a)	700,000	843,570
4.75%, 3/30/2030 (a)	851,000	1,059,367
Omnicom Group, Inc.:
2.45%, 4/30/2030	746,000	793,200
4.20%, 6/1/2030 (a)	801,000	963,811
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026 (a)	1,859,000	2,120,301
3.63%, 5/1/2022	1,727,000	1,800,311
3.65%, 11/1/2024	1,243,000	1,373,341
WPP Finance 2010:
3.63%, 9/7/2022	930,000	978,276
3.75%, 9/19/2024	650,500	721,450
		12,618,137
AEROSPACE & DEFENSE — 1.6%
Boeing Co.:
1.88%, 6/15/2023 (a)	896,000	913,400
1.95%, 2/1/2024	970,000	995,307
2.13%, 3/1/2022	507,000	514,184
2.25%, 6/15/2026	973,000	995,700
2.60%, 10/30/2025	674,000	704,822
2.70%, 5/1/2022	888,000	910,759
2.70%, 2/1/2027	1,223,000	1,271,480
2.75%, 2/1/2026	1,800,000	1,897,020
2.80%, 3/1/2023	734,000	763,331
2.80%, 3/1/2024	892,000	936,190
2.80%, 3/1/2027	773,000	799,406
2.85%, 10/30/2024	1,079,000	1,136,629
2.95%, 2/1/2030	1,369,000	1,415,656
3.10%, 5/1/2026	954,000	1,016,020
3.20%, 3/1/2029	669,000	704,096
3.25%, 2/1/2028	1,300,000	1,393,548
3.25%, 3/1/2028	1,141,000	1,208,285
3.45%, 11/1/2028	693,000	744,940
4.51%, 5/1/2023	3,872,000	4,172,971
4.88%, 5/1/2025	4,550,000	5,182,541
5.04%, 5/1/2027	2,662,000	3,114,673
5.15%, 5/1/2030	6,118,000	7,405,166
General Dynamics Corp.:
1.88%, 8/15/2023	1,004,000	1,041,640
2.13%, 8/15/2026	486,000	521,050
2.25%, 11/15/2022	984,000	1,015,281
2.38%, 11/15/2024	599,000	638,600
2.63%, 11/15/2027	378,000	414,636
3.25%, 4/1/2025	2,035,000	2,247,942
3.38%, 5/15/2023	760,000	812,706
3.50%, 5/15/2025	1,127,000	1,261,654
Security Description	Principal Amount	Value
3.50%, 4/1/2027	$ 1,593,000	$ 1,833,352
3.63%, 4/1/2030	1,137,000	1,350,381
3.75%, 5/15/2028	960,000	1,123,882
Hexcel Corp.:
3.95%, 2/15/2027	786,000	852,346
4.70%, 8/15/2025	665,000	745,551
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	27,906
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	41,000	45,420
3.83%, 4/27/2025	828,000	928,594
3.85%, 6/15/2023	1,394,000	1,504,238
3.85%, 12/15/2026	778,000	899,609
3.95%, 5/28/2024	612,000	672,337
4.40%, 6/15/2028	1,038,000	1,246,067
4.40%, 6/15/2028	1,345,000	1,617,134
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	945,000	989,623
2.90%, 3/1/2025	1,664,000	1,812,612
3.10%, 1/15/2023	1,036,000	1,088,712
3.55%, 1/15/2026	2,574,001	2,924,863
Northrop Grumman Corp.:
2.55%, 10/15/2022	2,276,000	2,363,512
2.93%, 1/15/2025	3,632,000	3,950,454
3.20%, 2/1/2027	1,310,000	1,471,431
3.25%, 8/1/2023	696,000	746,912
3.25%, 1/15/2028	753,000	852,087
4.40%, 5/1/2030	1,765,000	2,184,999
Raytheon Technologies Corp.:
2.25%, 7/1/2030 (a)	1,710,000	1,814,207
2.50%, 12/15/2022	1,431,000	1,483,003
2.80%, 3/15/2022	2,201,000	2,259,921
3.13%, 5/4/2027	1,536,000	1,714,975
3.20%, 3/15/2024	1,019,000	1,098,757
3.50%, 3/15/2027	612,000	698,157
3.70%, 12/15/2023	1,219,000	1,322,054
3.95%, 8/16/2025	2,316,000	2,655,456
4.13%, 11/16/2028	3,626,000	4,324,912
6.70%, 8/1/2028	500,000	678,335
7.50%, 9/15/2029	116,000	168,543
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	55,232
		95,655,207
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	1,073,000	1,139,258
2.63%, 9/16/2026	1,190,000	1,283,748
2.85%, 8/9/2022	3,176,000	3,299,769
2.95%, 5/2/2023	840,000	885,914
3.40%, 5/6/2030	1,181,000	1,319,779
3.49%, 2/14/2022	1,417,000	1,465,235
3.80%, 2/14/2024	1,215,000	1,327,193
4.00%, 1/31/2024	1,682,000	1,848,720
4.40%, 2/14/2026	2,101,000	2,437,244
4.80%, 2/14/2029	3,242,000	3,887,223

225

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	$ 1,249,000	$ 1,362,322
2.75%, 3/27/2025	485,000	527,685
3.25%, 3/27/2030	1,639,000	1,894,372
BAT Capital Corp.:
2.26%, 3/25/2028	2,357,000	2,437,444
2.76%, 8/15/2022	2,000	2,069
2.79%, 9/6/2024	1,207,000	1,290,874
3.22%, 8/15/2024	2,105,000	2,280,010
3.22%, 9/6/2026	2,069,000	2,279,831
3.46%, 9/6/2029	1,152,000	1,269,619
3.56%, 8/15/2027	2,291,000	2,554,144
4.70%, 4/2/2027 (a)	1,475,000	1,739,217
4.91%, 4/2/2030	3,895,000	4,703,836
BAT International Finance PLC 1.67%, 3/25/2026	2,777,000	2,847,258
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	1,256,000	1,294,170
3.00%, 9/25/2022	881,000	914,064
3.25%, 8/15/2026	978,000	1,088,465
3.75%, 9/25/2027 (a)	858,000	981,192
4.35%, 3/15/2024	1,046,000	1,155,663
Philip Morris International, Inc.:
0.88%, 5/1/2026	775,000	776,798
1.13%, 5/1/2023	1,401,000	1,428,460
1.50%, 5/1/2025	1,435,000	1,486,832
1.75%, 11/1/2030	750,000	757,432
2.10%, 5/1/2030	990,000	1,031,174
2.13%, 5/10/2023	1,437,000	1,493,503
2.38%, 8/17/2022	1,040,000	1,072,344
2.50%, 8/22/2022	1,390,000	1,441,903
2.50%, 11/2/2022	1,620,000	1,682,159
2.63%, 2/18/2022	749,000	767,111
2.63%, 3/6/2023	747,000	784,178
2.75%, 2/25/2026	1,220,000	1,331,301
2.88%, 5/1/2024 (a)	1,146,000	1,232,546
3.13%, 8/17/2027 (a)	615,000	688,861
3.13%, 3/2/2028 (a)	775,000	869,860
3.25%, 11/10/2024	997,000	1,097,368
3.38%, 8/11/2025	1,311,000	1,461,909
3.38%, 8/15/2029 (a)	995,000	1,141,255
3.60%, 11/15/2023	407,000	444,924
Reynolds American, Inc.:
4.45%, 6/12/2025	3,299,000	3,760,629
4.85%, 9/15/2023	1,220,000	1,361,032
		75,627,897
AIRLINES — 0.4%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, Class AA, 3.60%, 3/22/2029	774,268	759,116
Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series 2016-1, Class AA, Class AA, 3.58%, 7/15/2029	$ 550,371	$ 543,227
American Airlines 2016-2 Pass Through Trust Series 2016-2, Class AA, Class AA, 3.20%, 12/15/2029	726,121	700,366
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, Class AA, 3.00%, 4/15/2030	987,050	964,081
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	504,709	502,937
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	507,576	490,272
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	395,307	397,513
Continental Airlines 2012-1 Pass Through Trust Series 2012-1, Class A, Class A, 4.15%, 10/11/2025	155,822	156,436
Continental Airlines 2012-2 Pass Through Trust Series 2012-2, Class A, Class A, 4.00%, 4/29/2026	567,733	572,457
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A, 6.82%, 2/10/2024	298,344	303,997
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	750,000	765,788
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	485,052	485,634
Southwest Airlines Co.:
2.63%, 2/10/2030	1,478,000	1,507,072
2.75%, 11/16/2022	84,000	86,745
3.00%, 11/15/2026	711,000	759,789
3.45%, 11/16/2027 (a)	435,000	473,258
4.75%, 5/4/2023	1,517,000	1,648,539
5.13%, 6/15/2027	2,545,000	3,021,857
5.25%, 5/4/2025	1,823,000	2,113,349

226

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	$ 501,328	$ 466,240
United Airlines 2013-1 Pass Through Trust Series 2013-1, Class A, Class A, 4.30%, 2/15/2027	806,820	811,847
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	615,828	616,690
United Airlines 2014-2 Pass Through Trust Series 2014-2,Series A, Class A, 3.75%, 3/3/2028	717,383	721,709
United Airlines 2016-1 Pass Through Trust Series 2016-1,Series AA, Class AA, 3.10%, 1/7/2030	615,284	618,280
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	420,707	421,107
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	5,510,000	5,944,629
		25,852,935
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	470,000	489,068
2.38%, 11/1/2026	1,172,000	1,282,508
2.40%, 3/27/2025	2,408,000	2,594,644
2.75%, 3/27/2027	1,332,000	1,475,976
2.85%, 3/27/2030	2,007,000	2,273,289
PVH Corp. 4.63%, 7/10/2025	546,000	614,627
Ralph Lauren Corp.:
1.70%, 6/15/2022	1,055,000	1,074,380
2.95%, 6/15/2030	1,346,000	1,457,234
3.75%, 9/15/2025	696,000	785,241
Tapestry, Inc.:
3.00%, 7/15/2022	599,000	613,442
4.13%, 7/15/2027	864,000	933,345
4.25%, 4/1/2025	742,000	801,753
VF Corp.:
2.05%, 4/23/2022	1,299,000	1,325,837
2.40%, 4/23/2025	1,389,000	1,484,410
2.80%, 4/23/2027	161,000	175,963
2.95%, 4/23/2030	1,121,000	1,238,828
		18,620,545
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
1.95%, 5/20/2022	$ 1,122,000	$ 1,147,525
Series GMTN, 2.30%, 9/9/2026 (a)	957,000	1,033,369
Series GMTN, 3.45%, 7/14/2023	603,000	649,365
Series GMTN, 3.50%, 2/15/2028 (a)	973,000	1,125,878
Series GMTN, 3.55%, 1/12/2024 (a)	962,000	1,050,013
Series MTN, 0.40%, 10/21/2022	839,000	840,359
Series MTN, 0.65%, 9/8/2023	1,599,000	1,609,889
Series MTN, 0.88%, 7/7/2023	1,658,000	1,677,863
Series MTN, 1.00%, 9/10/2025 (a)	1,050,000	1,062,516
Series MTN, 1.20%, 7/8/2025	680,000	695,701
Series MTN, 1.95%, 5/10/2023	1,530,000	1,586,671
Series MTN, 2.05%, 1/10/2023	1,381,000	1,427,540
Series MTN, 2.15%, 9/10/2024	896,000	948,559
Series MTN, 2.20%, 6/27/2022	1,147,000	1,178,783
Series MTN, 2.35%, 1/8/2027	668,000	719,663
Series MTN, 2.40%, 6/27/2024	1,084,000	1,152,444
Series MTN, 2.60%, 11/16/2022	1,004,000	1,046,790
Series MTN, 2.90%, 2/16/2024	995,000	1,066,441
Series MTN, 3.63%, 10/10/2023	1,353,000	1,472,335
Cummins, Inc.:
0.75%, 9/1/2025	965,000	972,054
1.50%, 9/1/2030	4,007,000	4,030,561
3.65%, 10/1/2023	848,000	919,783
General Motors Co.:
4.00%, 4/1/2025	395,000	438,158
4.20%, 10/1/2027	698,000	791,790
4.88%, 10/2/2023	1,988,000	2,207,058
5.00%, 10/1/2028	1,482,000	1,759,994
5.40%, 10/2/2023	1,091,000	1,225,433
6.13%, 10/1/2025	2,693,000	3,269,760
6.80%, 10/1/2027	901,000	1,158,992
General Motors Financial Co., Inc.:
1.70%, 8/18/2023	1,499,000	1,538,244
2.70%, 8/20/2027	1,446,000	1,528,841

227

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/20/2025	$ 1,237,000	$ 1,320,077
2.90%, 2/26/2025	804,000	859,074
3.15%, 6/30/2022	2,233,000	2,310,239
3.25%, 1/5/2023	968,000	1,014,948
3.45%, 1/14/2022	1,692,000	1,734,960
3.45%, 4/10/2022	1,518,000	1,562,796
3.50%, 11/7/2024	871,000	945,235
3.55%, 7/8/2022	1,025,000	1,070,735
3.60%, 6/21/2030	3,377,000	3,757,588
3.70%, 5/9/2023	2,028,000	2,151,525
3.85%, 1/5/2028	408,000	452,297
3.95%, 4/13/2024	1,636,000	1,783,976
4.00%, 1/15/2025	1,467,000	1,615,196
4.00%, 10/6/2026	1,034,000	1,165,732
4.15%, 6/19/2023	1,676,000	1,804,767
4.25%, 5/15/2023	1,384,000	1,493,087
4.30%, 7/13/2025	1,095,000	1,227,999
4.35%, 4/9/2025	1,179,000	1,321,871
4.35%, 1/17/2027	1,294,000	1,473,258
5.10%, 1/17/2024	2,063,000	2,308,373
5.20%, 3/20/2023	1,731,000	1,898,492
5.25%, 3/1/2026	1,562,000	1,836,646
5.65%, 1/17/2029	918,000	1,136,447
PACCAR Financial Corp.:
3.40%, 8/9/2023	653,000	704,430
Series MTN, 0.35%, 8/11/2023	1,011,000	1,010,879
Series MTN, 0.80%, 6/8/2023	530,000	535,645
Series MTN, 1.80%, 2/6/2025 (a)	1,136,000	1,190,187
Series MTN, 1.90%, 2/7/2023	575,000	593,826
Series MTN, 2.00%, 9/26/2022	595,000	613,136
Series MTN, 2.15%, 8/15/2024	607,000	643,062
Series MTN, 2.30%, 8/10/2022	442,000	456,334
Series MTN, 2.65%, 5/10/2022	795,000	820,464
Series MTN, 2.65%, 4/6/2023	904,000	951,261
Series MTN, 2.85%, 3/1/2022	104,000	107,105
Toyota Motor Corp.:
2.16%, 7/2/2022	1,217,000	1,250,711
2.36%, 7/2/2024 (a)	511,000	542,968
2.76%, 7/2/2029 (a)	674,000	755,736
3.42%, 7/20/2023 (a)	898,000	968,242
3.67%, 7/20/2028	767,000	903,718
Toyota Motor Credit Corp.:
3.35%, 1/8/2024	799,000	866,707
Series GMTN, 2.70%, 1/11/2023	1,112,000	1,165,198
Security Description	Principal Amount	Value
Series GMTN, 2.80%, 7/13/2022	$ 1,279,000	$ 1,328,740
Series GMTN, 3.05%, 1/11/2028	1,032,000	1,164,478
Series GMTN, 3.45%, 9/20/2023	1,054,000	1,141,566
Series MTN, 0.35%, 10/14/2022 (a)	1,500,000	1,502,640
Series MTN, 0.45%, 7/22/2022	2,572,000	2,579,613
Series MTN, 0.50%, 8/14/2023	1,805,000	1,813,249
Series MTN, 0.80%, 10/16/2025	1,000,000	1,005,460
Series MTN, 1.15%, 5/26/2022	1,593,000	1,612,674
Series MTN, 1.15%, 8/13/2027	1,101,000	1,107,980
Series MTN, 1.35%, 8/25/2023 (a)	1,523,000	1,563,344
Series MTN, 1.80%, 2/13/2025 (a)	1,885,000	1,977,535
Series MTN, 2.00%, 10/7/2024 (a)	1,119,000	1,177,680
Series MTN, 2.15%, 9/8/2022	960,000	990,010
Series MTN, 2.15%, 2/13/2030	1,443,000	1,548,945
Series MTN, 2.25%, 10/18/2023	1,056,000	1,110,743
Series MTN, 2.60%, 1/11/2022	1,314,000	1,344,669
Series MTN, 2.63%, 1/10/2023 (a)	1,644,000	1,721,186
Series MTN, 2.65%, 4/12/2022	1,692,000	1,742,912
Series MTN, 2.90%, 3/30/2023	1,752,000	1,852,793
Series MTN, 2.90%, 4/17/2024	720,000	775,908
Series MTN, 3.00%, 4/1/2025	1,503,000	1,651,421
Series MTN, 3.20%, 1/11/2027	1,072,000	1,209,077
Series MTN, 3.38%, 4/1/2030	1,359,000	1,594,583
Series MTN, 3.40%, 4/14/2025	489,000	545,524
		125,720,029
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024 (a)	1,009,000	1,110,051
Aptiv PLC 4.35%, 3/15/2029 (a)	813,000	938,178
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,097,000	1,182,840

228

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/15/2025 (a)	$ 860,000	$ 947,961
Lear Corp.:
3.50%, 5/30/2030 (a)	512,000	559,437
3.80%, 9/15/2027	855,000	957,352
4.25%, 5/15/2029	362,000	412,821
Magna International, Inc.:
2.45%, 6/15/2030	924,000	995,527
3.63%, 6/15/2024	1,258,000	1,377,384
4.15%, 10/1/2025	802,000	920,865
		9,402,416
BANKS — 26.8%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	1,204,000	1,242,757
Series MTN, 2.05%, 11/21/2022	1,526,000	1,578,220
Series MTN, 2.63%, 11/9/2022	1,339,000	1,397,554
Series MTN, 3.70%, 11/16/2025 (a)	1,439,000	1,651,353
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	1,400,000	1,410,822
1.13%, 9/18/2025	1,350,000	1,361,327
Banco Santander SA:
2.71%, 6/27/2024	1,980,000	2,112,759
2.75%, 5/28/2025	2,782,000	2,975,878
2.75%, 12/3/2030	3,510,000	3,618,670
3.13%, 2/23/2023	735,000	773,859
3.31%, 6/27/2029	1,572,000	1,768,138
3.49%, 5/28/2030 (a)	870,000	975,879
3.50%, 4/11/2022	50,000	51,809
3.80%, 2/23/2028	1,019,000	1,154,068
3.85%, 4/12/2023	3,032,000	3,252,214
4.25%, 4/11/2027	1,515,000	1,754,703
4.38%, 4/12/2028	847,000	992,227
5.18%, 11/19/2025	1,842,000	2,157,203
Bancolombia SA 3.00%, 1/29/2025	782,000	813,577
Bank of America Corp.:
4.10%, 7/24/2023	5,814,000	6,365,865
5.70%, 1/24/2022	2,079,000	2,196,879
6.22%, 9/15/2026 (a)	578,000	736,222
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	5,043,000	5,385,823
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	8,778,000	9,235,158
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,014,000	2,212,701
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	1,764,000	1,820,924
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	$ 8,317,000	$ 9,381,410
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,480,000	2,827,944
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	8,031,000	8,594,776
Series GMTN, 3.30%, 1/11/2023	3,738,000	3,962,803
Series GMTN, 3.50%, 4/19/2026	3,128,000	3,546,558
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	3,184,000	3,306,457
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,847,000	3,234,505
Series L, 3.95%, 4/21/2025	2,981,000	3,358,872
Series L, 4.18%, 11/25/2027	4,032,000	4,677,322
Series MTN, 2.50%, 10/21/2022	5,814,000	5,918,303
Series MTN, 3.25%, 10/21/2027	3,258,000	3,648,536
Series MTN, 3.88%, 8/1/2025	2,680,000	3,056,245
Series MTN, 4.00%, 4/1/2024	3,301,000	3,662,228
Series MTN, 4.00%, 1/22/2025	3,200,000	3,596,480
Series MTN, 4.13%, 1/22/2024	2,625,000	2,911,939
Series MTN, 4.20%, 8/26/2024	4,025,000	4,511,099
Series MTN, 4.25%, 10/22/2026	2,671,000	3,126,833
Series MTN, 4.45%, 3/3/2026	2,731,000	3,183,609
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a) (b)	1,348,000	1,413,203
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	2,773,000	2,958,070
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,991,000	4,328,998
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	2,850,000	3,104,277
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	2,947,000	3,128,064
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	4,060,000	4,585,526

229

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	$ 3,495,000	$ 4,072,234
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	1,616,000	1,756,527
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	2,754,000	2,833,591
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	2,748,000	3,074,490
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	1,322,000	1,446,387
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	4,492,000	5,290,453
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	3,349,000	3,985,578
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,142,000	3,607,393
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	4,650,000	4,695,337
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	2,945,000	2,979,633
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	3,243,000	3,293,883
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	4,190,000	4,267,180
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	3,185,000	3,227,138
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	1,686,000	1,726,110
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,855,000	3,900,682
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b)	1,034,000	1,067,264
Bank of Montreal:
0.45%, 12/8/2023	2,855,000	2,862,823
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	1,010,000	1,107,233
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	823,000	931,973
Series E, 3.30%, 2/5/2024	3,076,000	3,337,921
Security Description	Principal Amount	Value
Series MTN, 1.85%, 5/1/2025 (a)	$ 2,020,000	$ 2,121,020
Series MTN, 2.05%, 11/1/2022	775,000	800,002
Series MTN, 2.35%, 9/11/2022	1,965,000	2,034,777
Series MTN, 2.50%, 6/28/2024	1,410,000	1,505,034
Series MTN, 2.55%, 11/6/2022	1,335,000	1,388,333
Series MTN, 2.90%, 3/26/2022	2,619,000	2,703,987
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	1,016,000	1,112,469
Series 0012, 3.65%, 2/4/2024	1,051,000	1,153,252
Series G, 3.00%, 2/24/2025	1,426,000	1,568,771
Series MTN, 0.35%, 12/7/2023	2,500,000	2,504,100
Series MTN, 1.60%, 4/24/2025 (a)	1,593,000	1,663,665
Series MTN, 1.85%, 1/27/2023	1,686,000	1,737,794
Series MTN, 1.95%, 8/23/2022	1,566,000	1,610,318
Series MTN, 2.10%, 10/24/2024	1,417,000	1,505,123
Series MTN, 2.20%, 8/16/2023	1,725,000	1,806,385
Series MTN, 2.45%, 8/17/2026	1,484,000	1,616,610
Series MTN, 2.80%, 5/4/2026	1,711,000	1,891,185
Series MTN, 2.95%, 1/29/2023	1,810,000	1,904,229
Series MTN, 3.00%, 10/30/2028	858,000	972,123
Series MTN, 3.25%, 9/11/2024	588,000	646,383
Series MTN, 3.25%, 5/16/2027	1,059,000	1,197,973
Series MTN, 3.30%, 8/23/2029	1,599,000	1,825,914
Series MTN, 3.40%, 1/29/2028	807,000	925,298
Series MTN, 3.45%, 8/11/2023	610,000	659,239
Series MTN, 3.50%, 4/28/2023	711,000	762,718
Series MTN, 3.85%, 4/28/2028 (a)	1,063,000	1,273,198
Series MTN, 3.95%, 11/18/2025	1,088,000	1,258,849

230

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	$ 1,367,000	$ 1,410,019
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	1,318,000	1,508,767
Bank of Nova Scotia:
0.55%, 9/15/2023	1,745,000	1,752,486
1.30%, 6/11/2025	1,606,000	1,647,403
1.63%, 5/1/2023	1,690,000	1,738,638
1.95%, 2/1/2023	2,620,000	2,705,307
2.00%, 11/15/2022	1,731,000	1,787,465
2.20%, 2/3/2025	1,668,000	1,768,664
2.38%, 1/18/2023	1,070,000	1,113,827
2.70%, 3/7/2022	1,917,000	1,972,229
2.70%, 8/3/2026 (a)	1,260,000	1,390,990
3.40%, 2/11/2024 (a)	1,392,000	1,515,289
4.50%, 12/16/2025	830,000	968,195
Series BKNT, 2.45%, 9/19/2022	1,439,000	1,492,632
BankUnited, Inc.:
4.88%, 11/17/2025 (a)	810,000	935,736
5.13%, 6/11/2030	295,000	344,230
Barclays Bank PLC:
1.70%, 5/12/2022	4,410,000	4,484,661
Series BKNT, 3.75%, 5/15/2024	372,000	410,524
Barclays PLC:
3.65%, 3/16/2025	2,596,000	2,866,399
3.68%, 1/10/2023	6,982,000	7,198,093
4.34%, 1/10/2028	995,000	1,143,802
4.38%, 9/11/2024	1,265,000	1,399,685
4.38%, 1/12/2026	3,407,000	3,923,433
4.84%, 5/9/2028	3,140,000	3,627,202
5.20%, 5/12/2026	271,000	316,346
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	1,940,000	1,953,813
1 year CMT + 1.90%, 2.65%, 6/24/2031 (a) (b)	2,600,000	2,711,514
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (b)	3,099,000	3,355,256
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	3,481,000	3,633,537
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	2,421,000	2,649,760
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	2,285,000	2,748,626
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (b)	1,666,000	1,789,384
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	197,000	236,524
Security Description	Principal Amount	Value
BB&T Corp. Series MTN, 2.75%, 4/1/2022	$ 1,713,000	$ 1,761,803
BBVA USA:
2.50%, 8/27/2024	1,064,000	1,127,797
Series BKNT, 2.88%, 6/29/2022	801,000	828,787
Series BKNT, 3.88%, 4/10/2025	961,000	1,077,560
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,437,000	1,527,315
Series MTN, 4.25%, 10/15/2024	1,298,000	1,460,769
BPCE SA:
4.00%, 4/15/2024	1,952,000	2,163,616
Series MTN, 3.38%, 12/2/2026	759,000	860,008
Branch Banking & Trust Co.:
2.63%, 1/15/2022	1,411,000	1,442,479
Series BKNT, 3.80%, 10/30/2026	718,000	825,808
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	3,250,000	3,260,725
0.95%, 6/23/2023	3,505,000	3,551,967
0.95%, 10/23/2025 (a)	924,000	937,768
2.25%, 1/28/2025	1,268,000	1,345,082
2.55%, 6/16/2022	1,035,000	1,069,952
3.10%, 4/2/2024	1,224,000	1,324,833
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	1,146,000	1,184,586
Series BKNT, 3.50%, 9/13/2023	1,288,000	1,397,519
Capital One NA:
2.15%, 9/6/2022	1,028,000	1,057,596
Series BKNT, 2.65%, 8/8/2022	205,000	211,892
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (b)	368,000	383,548
Citibank NA Series BKNT, 3.65%, 1/23/2024	3,613,000	3,950,418
Citigroup, Inc.:
2.70%, 10/27/2022 (a)	3,125,000	3,250,406
2.75%, 4/25/2022	3,994,000	4,112,502
3.20%, 10/21/2026	4,135,000	4,620,490
3.30%, 4/27/2025	2,647,000	2,939,441
3.38%, 3/1/2023	749,000	795,753
3.40%, 5/1/2026	2,690,000	3,029,209
3.50%, 5/15/2023	2,754,000	2,951,269
3.70%, 1/12/2026	3,530,000	4,014,916
3.75%, 6/16/2024	896,000	990,886
3.88%, 10/25/2023	1,388,000	1,527,203

231

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/26/2025	$ 1,531,000	$ 1,714,031
4.00%, 8/5/2024	1,001,000	1,114,884
4.05%, 7/30/2022	1,985,000	2,096,577
4.13%, 7/25/2028	2,115,000	2,472,816
4.30%, 11/20/2026	1,594,000	1,859,815
4.40%, 6/10/2025	3,023,000	3,465,477
4.45%, 9/29/2027	5,332,000	6,297,572
4.50%, 1/14/2022	4,786,000	4,990,171
4.60%, 3/9/2026	1,967,000	2,306,799
5.50%, 9/13/2025	1,132,000	1,361,388
6.63%, 1/15/2028	96,000	125,751
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	7,980,000	8,207,270
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	4,015,000	4,369,003
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	4,661,000	4,837,932
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,672,000	3,989,077
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	2,754,000	3,109,349
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	2,446,000	2,871,115
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	3,185,000	3,743,330
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,343,000	3,804,301
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	2,486,000	2,856,066
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	3,650,000	3,676,681
SOFR + 1.15%, 2.67%, 1/29/2031 (a) (b)	2,370,000	2,540,569
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	2,986,000	3,288,930
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	1,801,000	1,856,543
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	4,834,000	5,151,932
SOFR + 2.75%, 3.11%, 4/8/2026 (b)	3,998,000	4,375,931
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	9,029,000	10,948,565
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	1,462,000	1,551,431
Security Description	Principal Amount	Value
Series BKNT, 2.65%, 5/26/2022	$ 870,000	$ 896,039
Series BKNT, 3.25%, 2/14/2022	1,088,000	1,120,477
Series BKNT, 3.70%, 3/29/2023	865,000	924,996
Series BKNT, 3.75%, 2/18/2026	542,000	615,316
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	789,000	844,640
2.85%, 7/27/2026 (a)	966,000	1,070,937
3.25%, 4/30/2030 (a)	1,853,000	2,092,593
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	595,000	633,633
Series BKNT, 4.00%, 7/27/2025	500,000	562,765
Comerica, Inc.:
3.70%, 7/31/2023	1,614,000	1,743,298
4.00%, 2/1/2029 (a)	941,000	1,123,338
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	1,751,000	1,836,326
3.88%, 2/8/2022	2,669,000	2,774,319
3.95%, 11/9/2022	4,235,000	4,496,130
4.38%, 8/4/2025	2,156,000	2,462,303
4.63%, 12/1/2023	1,632,000	1,818,717
Series BKNT, 3.75%, 7/21/2026	1,978,000	2,237,296
Series MTN, 3.38%, 5/21/2025	2,377,000	2,651,710
Credit Suisse AG:
1.00%, 5/5/2023	4,011,000	4,070,804
2.80%, 4/8/2022	2,595,000	2,677,988
2.95%, 4/9/2025	2,392,000	2,623,641
Series MTN, 3.63%, 9/9/2024	4,070,000	4,516,845
Credit Suisse Group Funding Guernsey, Ltd.:
3.75%, 3/26/2025	2,965,000	3,294,234
3.80%, 9/15/2022	5,305,000	5,604,573
3.80%, 6/9/2023	2,743,000	2,954,430
4.55%, 4/17/2026	1,704,000	2,005,250
Deutsche Bank AG:
3.30%, 11/16/2022	968,000	1,011,124
3.70%, 5/30/2024	1,260,000	1,359,275
3.70%, 5/30/2024 (a)	961,000	1,034,949
3.95%, 2/27/2023	1,399,000	1,485,584
4.10%, 1/13/2026	247,000	274,044
4.10%, 1/13/2026	710,000	791,863
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	3,115,000	3,188,078
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	2,290,000	2,353,433
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,830,000	3,094,605

232

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	$ 2,140,000	$ 2,323,227
Series D, 5.00%, 2/14/2022	1,480,000	1,547,133
Discover Bank:
2.45%, 9/12/2024	4,071,000	4,312,410
Series BKNT, 2.70%, 2/6/2030	393,000	418,600
Series BKNT, 3.35%, 2/6/2023	1,404,000	1,481,810
Series BKNT, 3.45%, 7/27/2026	353,000	395,339
Series BKNT, 4.20%, 8/8/2023	1,061,000	1,161,052
Series BKNT, 4.25%, 3/13/2026	660,000	760,307
Series BKNT, 4.65%, 9/13/2028	865,000	1,034,004
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	832,000	884,549
Fifth Third Bancorp:
1.63%, 5/5/2023	1,167,000	1,200,831
2.38%, 1/28/2025	1,055,000	1,122,615
2.55%, 5/5/2027	1,273,000	1,384,591
2.60%, 6/15/2022	1,094,000	1,127,312
3.50%, 3/15/2022	1,130,000	1,169,414
3.65%, 1/25/2024	3,439,000	3,749,920
3.95%, 3/14/2028	744,000	879,081
4.30%, 1/16/2024	887,000	981,013
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	1,050,000	1,122,797
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	696,000	715,878
Series BKNT, 3.85%, 3/15/2026	1,228,000	1,393,068
Series BKNT, 3.95%, 7/28/2025	828,000	946,296
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	630,000	737,579
First Horizon National Corp.:
3.55%, 5/26/2023	772,000	818,945
4.00%, 5/26/2025	747,000	833,816
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	810,000	832,453
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (b)	760,000	782,329
FNB Corp. 2.20%, 2/24/2023	745,000	760,205
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	2,743,000	2,951,111
3.00%, 4/26/2022	7,697,000	7,759,269
Security Description	Principal Amount	Value
3.20%, 2/23/2023	$ 3,873,000	$ 4,092,909
3.50%, 1/23/2025	3,084,000	3,403,040
3.50%, 4/1/2025	4,318,000	4,798,852
3.50%, 11/16/2026	3,198,000	3,590,299
3.63%, 1/22/2023	3,851,000	4,108,670
3.63%, 2/20/2024 (a)	2,149,000	2,341,916
3.75%, 5/22/2025	3,997,000	4,481,956
3.75%, 2/25/2026	2,452,000	2,786,747
3.80%, 3/15/2030 (a)	3,469,000	4,080,168
3.85%, 1/26/2027	3,420,000	3,908,000
4.00%, 3/3/2024	3,316,000	3,662,621
4.25%, 10/21/2025	2,764,000	3,166,300
5.75%, 1/24/2022	4,917,000	5,195,843
5.95%, 1/15/2027	890,000	1,120,270
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	3,896,000	4,044,710
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	2,359,000	2,442,391
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	3,466,000	4,011,306
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	4,786,000	5,667,964
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	2,829,000	3,258,867
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,464,000	3,793,288
Series MTN, 3.85%, 7/8/2024	2,897,000	3,196,926
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (b)	3,305,000	3,320,434
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,200,000	3,236,352
HSBC Holdings PLC:
3.60%, 5/25/2023	2,736,000	2,942,869
3.90%, 5/25/2026	3,996,000	4,558,397
4.25%, 3/14/2024 (a)	2,409,000	2,658,813
4.25%, 8/18/2025	1,559,000	1,768,623
4.30%, 3/8/2026	4,142,000	4,782,436
4.38%, 11/23/2026	2,309,000	2,666,733
4.95%, 3/31/2030 (a)	4,048,000	5,064,048
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	466,000	489,225
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	7,437,000	8,028,688
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	4,003,000	4,133,298

233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (b)	$ 2,576,000	$ 2,740,993
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,828,000	4,178,989
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	3,455,000	3,939,426
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	6,670,000	7,890,677
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,287,000	3,750,631
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	4,159,000	4,804,643
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	270,000	274,282
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	1,657,000	1,694,813
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	3,943,000	4,037,238
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,486,000	2,589,790
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	680,000	702,372
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,030,000	2,179,002
HSBC USA, Inc. 3.50%, 6/23/2024	779,000	852,047
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	1,029,000	1,105,558
2.63%, 8/6/2024	1,155,000	1,233,910
4.00%, 5/15/2025	860,000	973,950
Huntington National Bank:
1.80%, 2/3/2023	969,000	994,649
Series BKNT, 2.50%, 8/7/2022	836,000	863,111
Series BKNT, 3.13%, 4/1/2022	1,295,000	1,336,803
Series BKNT, 3.55%, 10/6/2023	1,072,000	1,161,662
ING Groep NV:
3.15%, 3/29/2022	1,222,000	1,263,939
3.55%, 4/9/2024	1,356,000	1,481,227
3.95%, 3/29/2027	1,295,000	1,497,745
4.05%, 4/9/2029 (a)	1,224,000	1,455,287
4.10%, 10/2/2023	4,382,000	4,815,993
4.55%, 10/2/2028	1,357,000	1,651,008
Intesa Sanpaolo SpA 5.25%, 1/12/2024 (a)	821,000	917,426
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,534,000	2,665,768
2.95%, 10/1/2026	4,066,000	4,514,358
2.97%, 1/15/2023	2,444,000	2,510,892
Security Description	Principal Amount	Value
3.13%, 1/23/2025 (a)	$ 2,899,000	$ 3,172,115
3.20%, 1/25/2023	4,367,000	4,628,671
3.20%, 6/15/2026	2,706,000	3,026,363
3.25%, 9/23/2022	4,224,000	4,438,495
3.30%, 4/1/2026	3,363,000	3,765,719
3.38%, 5/1/2023	3,392,000	3,624,929
3.63%, 5/13/2024	2,775,000	3,069,122
3.63%, 12/1/2027	1,134,000	1,288,337
3.88%, 2/1/2024 (a)	1,902,000	2,099,180
3.88%, 9/10/2024	4,191,000	4,691,028
3.90%, 7/15/2025	3,519,000	3,995,824
4.13%, 12/15/2026	2,621,000	3,060,909
4.25%, 10/1/2027	1,492,000	1,768,945
7.63%, 10/15/2026	809,000	1,105,329
7.75%, 7/15/2025	55,000	71,341
8.00%, 4/29/2027	533,000	743,791
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	3,707,000	3,842,750
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	2,677,000	2,866,746
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	4,931,000	5,343,971
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	3,236,000	3,339,164
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,562,000	2,919,835
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	5,834,000	6,429,126
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,334,000	3,912,216
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	3,403,000	3,670,986
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	3,034,000	3,518,773
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,347,000	2,698,229
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	2,747,000	3,274,287
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,330,000	4,070,758
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,652,000	4,192,569

234

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	$ 3,470,000	$ 3,957,917
SOFR + 0.06%, 0.65%, 9/16/2024 (b)	5,215,000	5,244,048
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	3,050,000	3,084,892
SOFR + 1.11%, 1.76%, 11/19/2031 (b)	5,782,000	5,829,297
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	3,978,000	4,086,321
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	3,110,000	3,383,400
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	2,916,000	3,066,378
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,774,000	5,038,718
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,949,000	2,068,630
SOFR + 2.04%, 2.52%, 4/22/2031 (a) (b)	3,737,000	4,010,698
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	5,028,000	5,504,152
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	5,665,000	6,984,775
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,345,000	2,489,522
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023	1,498,000	1,526,402
Series BKNT, 2.30%, 9/14/2022	831,000	858,905
Series BKNT, 2.40%, 6/9/2022	939,000	966,644
Series BKNT, 3.18%, 10/15/2027	471,000	488,394
Series BKNT, 3.30%, 2/1/2022	1,211,000	1,249,776
Series BKNT, 3.30%, 6/1/2025	734,000	816,355
Series BKNT, 3.38%, 3/7/2023	708,000	754,155
Series BKNT, 3.40%, 5/20/2026	808,000	905,534
Series BKNT, 3.90%, 4/13/2029	726,000	840,265
Series BKNT, 6.95%, 2/1/2028	145,000	189,351
Series BKNT, SOFR + 0.34%, 0.42%, 1/3/2024 (b)	1,380,000	1,380,952
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,053,000	1,127,384
Series MTN, 2.55%, 10/1/2029 (a)	941,000	1,020,213
Security Description	Principal Amount	Value
Series MTN, 4.10%, 4/30/2028	$ 942,000	$ 1,118,653
Series MTN, 4.15%, 10/29/2025	670,000	777,595
Lloyds Bank PLC 2.25%, 8/14/2022	2,602,000	2,682,480
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,967,000	2,017,965
3.75%, 1/11/2027	1,836,000	2,084,172
3.90%, 3/12/2024	1,446,000	1,588,359
4.05%, 8/16/2023	1,526,000	1,665,049
4.38%, 3/22/2028	2,038,000	2,418,658
4.45%, 5/8/2025	1,896,000	2,176,494
4.50%, 11/4/2024	1,713,000	1,916,487
4.55%, 8/16/2028 (a)	1,881,000	2,269,822
4.58%, 12/10/2025	2,448,000	2,798,284
4.65%, 3/24/2026	2,523,000	2,909,524
1 year CMT + 1.00%, 2.44%, 2/5/2026 (a) (b)	1,285,000	1,358,502
1 year CMT + 1.10%, 1.33%, 6/15/2023 (b)	1,183,000	1,196,072
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	1,906,000	2,101,517
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (a) (b)	2,313,000	2,611,215
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (b)	1,547,000	1,590,130
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	2,740,000	2,857,601
M&T Bank Corp. 3.55%, 7/26/2023 (a)	858,000	925,542
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	1,582,000	1,626,707
Series BKNT, 2.90%, 2/6/2025	948,000	1,031,566
Series BKNT, 3.40%, 8/17/2027	921,000	1,041,715
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,280,000	2,342,312
2.05%, 7/17/2030	1,473,000	1,537,856
2.19%, 2/25/2025	3,378,000	3,561,561
2.53%, 9/13/2023	795,000	837,556
2.56%, 2/25/2030	3,755,000	4,047,552
2.62%, 7/18/2022	4,449,000	4,603,380
2.67%, 7/25/2022	4,567,000	4,731,138
2.76%, 9/13/2026	1,125,000	1,234,946
2.80%, 7/18/2024	1,336,000	1,431,751
3.00%, 2/22/2022	1,307,000	1,345,883
3.20%, 7/18/2029	2,003,000	2,255,478
3.22%, 3/7/2022	3,797,000	3,923,440
3.29%, 7/25/2027 (a)	1,179,000	1,338,648

235

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.41%, 3/7/2024	$ 1,987,000	$ 2,160,227
3.46%, 3/2/2023	1,579,000	1,682,551
3.68%, 2/22/2027	844,000	957,965
3.74%, 3/7/2029	2,041,000	2,395,889
3.76%, 7/26/2023	2,846,000	3,086,288
3.78%, 3/2/2025	1,104,000	1,236,469
3.85%, 3/1/2026	1,166,000	1,345,599
3.96%, 3/2/2028	1,202,000	1,414,634
4.05%, 9/11/2028	748,000	893,142
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	2,700,000	2,718,090
Mizuho Financial Group, Inc.:
2.60%, 9/11/2022	2,767,000	2,871,122
2.84%, 9/13/2026	902,000	995,528
2.95%, 2/28/2022	1,530,000	1,575,548
3.17%, 9/11/2027 (a)	895,000	999,849
3.55%, 3/5/2023	844,000	898,598
3.66%, 2/28/2027 (a)	870,000	984,944
4.02%, 3/5/2028	1,357,000	1,590,703
3 Month USD LIBOR + 0.61%, 0.85%, 9/8/2024 (b)	1,694,000	1,703,944
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	1,489,000	1,567,619
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (b)	1,263,000	1,303,732
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (b)	1,624,000	1,729,495
3 Month USD LIBOR + 0.99%, 1.24%, 7/10/2024 (b)	1,930,000	1,962,385
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	988,000	1,073,274
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (a) (b)	849,000	906,129
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (b)	776,000	820,698
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (a) (b)	1,003,000	1,112,939
3 Month USD LIBOR + 1.27%, 1.98%, 9/8/2031 (b)	1,050,000	1,068,669
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,301,000	1,546,369
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (a) (b)	100,000	108,702
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.51%, 2.20%, 7/10/2031 (b)	$ 1,685,000	$ 1,746,182
Morgan Stanley:
2.75%, 5/19/2022	5,005,000	5,169,114
3.63%, 1/20/2027	4,163,000	4,773,920
3.95%, 4/23/2027	1,622,000	1,875,567
4.88%, 11/1/2022	5,365,000	5,783,309
5.00%, 11/24/2025	2,503,000	2,988,782
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	4,045,000	4,351,894
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,927,000	4,481,885
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	7,000,000	7,055,650
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	4,126,000	4,361,306
Series F, 3.88%, 4/29/2024	4,163,000	4,611,313
Series GMTN, 3.13%, 1/23/2023	4,481,000	4,729,964
Series GMTN, 3.70%, 10/23/2024	4,005,000	4,457,845
Series GMTN, 3.75%, 2/25/2023	3,170,000	3,398,081
Series GMTN, 3.88%, 1/27/2026	3,861,000	4,427,988
Series GMTN, 4.00%, 7/23/2025	4,176,000	4,777,386
Series GMTN, 4.35%, 9/8/2026	2,641,000	3,107,955
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	3,752,000	4,344,854
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	4,161,000	5,065,060
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	4,558,000	4,953,817
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,420,000	1,430,735
Series MTN, 3.13%, 7/27/2026	4,176,000	4,668,476
Series MTN, 4.10%, 5/22/2023	4,317,000	4,679,628
Series MTN, 6.25%, 8/9/2026	1,298,000	1,656,261
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (b)	2,250,000	2,253,847
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,555,000	2,733,339
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	3,661,000	4,254,997

236

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	$ 409,000	$ 446,166
3.50%, 6/18/2022	564,000	589,611
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	1,270,000	1,310,386
Series BKNT, 3.15%, 4/1/2022	1,242,000	1,282,228
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,005,000	1,036,055
2.80%, 1/10/2022	898,000	921,294
2.88%, 4/12/2023	963,000	1,018,902
3.00%, 1/20/2023	1,526,000	1,609,426
3.38%, 1/14/2026	3,028,000	3,409,801
3.63%, 6/20/2023	890,000	961,814
Series BKNT, 2.50%, 7/12/2026	1,365,000	1,487,454
Series GMTN, 2.50%, 5/22/2022	895,000	922,620
National Bank of Canada:
1 year CMT + 0.77%, 0.90%, 8/15/2023 (b)	1,055,000	1,062,491
Series MTN, 2.10%, 2/1/2023	1,646,000	1,701,849
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	2,375,000	2,382,814
Natwest Group PLC:
3.88%, 9/12/2023	4,846,000	5,256,214
5.13%, 5/28/2024	2,918,000	3,275,076
6.00%, 12/19/2023	2,773,000	3,164,048
6.13%, 12/15/2022	500,000	549,020
1 year CMT + 2.15%, 2.36%, 5/22/2024 (b)	709,000	737,509
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	2,775,000	3,015,592
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	3,159,000	3,285,328
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (b)	1,587,000	1,732,718
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	1,770,000	2,130,584
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	2,584,000	2,856,715
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (b)	1,663,000	1,980,799
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,015,000	2,478,732
5 year CMT + 2.10%, 3.75%, 11/1/2029 (b)	2,055,000	2,193,301
Security Description	Principal Amount	Value
Northern Trust Corp.:
1.95%, 5/1/2030	$ 1,387,000	$ 1,447,667
2.38%, 8/2/2022	882,000	911,177
3.15%, 5/3/2029 (a)	862,000	978,137
3.65%, 8/3/2028	554,000	650,762
3.95%, 10/30/2025	837,000	968,727
People's United Bank NA 4.00%, 7/15/2024	755,000	813,958
PNC Bank NA:
3.80%, 7/25/2023	900,000	974,583
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (b)	805,000	817,566
Series BKNT, 2.45%, 7/28/2022 (a)	1,229,000	1,268,353
Series BKNT, 2.63%, 2/17/2022	1,155,000	1,183,413
Series BKNT, 2.70%, 11/1/2022	1,164,000	1,212,294
Series BKNT, 2.70%, 10/22/2029	1,187,000	1,300,869
Series BKNT, 2.95%, 1/30/2023	1,123,000	1,180,655
Series BKNT, 2.95%, 2/23/2025	889,000	974,015
Series BKNT, 3.10%, 10/25/2027	834,000	937,291
Series BKNT, 3.25%, 6/1/2025	826,000	917,934
Series BKNT, 3.25%, 1/22/2028	1,053,000	1,197,956
Series BKNT, 3.30%, 10/30/2024	827,000	910,808
Series BKNT, 3.50%, 6/8/2023	1,705,000	1,831,068
Series BKNT, 4.05%, 7/26/2028	1,610,000	1,905,564
Series BKNT, 4.20%, 11/1/2025	737,000	850,675
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	1,670,000	1,776,295
2.55%, 1/22/2030 (a)	2,750,000	3,011,800
2.60%, 7/23/2026	2,029,000	2,230,926
2.85%, 11/9/2022 (c)	1,019,000	1,066,720
3.15%, 5/19/2027	922,000	1,039,832
3.30%, 3/8/2022	61,000	63,000
3.45%, 4/23/2029	1,111,000	1,282,827
3.50%, 1/23/2024	1,711,000	1,865,178
3.90%, 4/29/2024	1,610,000	1,780,885
Regions Financial Corp.:
2.25%, 5/18/2025	993,000	1,053,027
3.80%, 8/14/2023	985,000	1,069,513
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	3,601,000	3,703,376

237

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.95%, 1/17/2023	$ 1,431,000	$ 1,478,409
Series GMTN, 2.25%, 11/1/2024	1,940,000	2,064,063
Series GMTN, 2.55%, 7/16/2024	1,242,000	1,328,828
Series GMTN, 2.75%, 2/1/2022	1,693,000	1,738,542
Series GMTN, 2.80%, 4/29/2022	1,419,000	1,466,636
Series GMTN, 3.70%, 10/5/2023	3,068,000	3,348,937
Series GMTN, 4.65%, 1/27/2026	972,000	1,147,903
Series MTN, 0.50%, 10/26/2023	1,040,000	1,045,595
Series MTN, 1.15%, 6/10/2025 (a)	2,034,000	2,078,178
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	2,751,000	3,251,352
6.10%, 6/10/2023	325,000	363,831
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	4,219,000	4,587,361
3.40%, 1/18/2023	1,689,000	1,773,788
3.45%, 6/2/2025	1,294,000	1,413,941
3.70%, 3/28/2022	1,303,000	1,345,517
4.40%, 7/13/2027	1,408,000	1,603,670
4.50%, 7/17/2025	1,037,000	1,176,435
3.50%, 6/7/2024	1,219,000	1,320,067
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	1,393,000	1,435,932
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	1,084,000	1,140,260
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	2,146,000	2,416,503
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	804,000	893,574
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,035,000	1,054,872
Santander UK PLC:
2.10%, 1/13/2023	2,279,000	2,353,478
2.88%, 6/18/2024	1,497,000	1,603,137
4.00%, 3/13/2024	2,438,000	2,697,111
Signature Bank 4.00%, 10/15/2030 (b)	800,000	805,136
Skandinaviska Enskilda Banken AB 2.80%, 3/11/2022	879,000	904,931
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	1,061,000	1,116,374
Security Description	Principal Amount	Value
3.20%, 7/18/2022	$ 1,071,000	$ 1,118,113
3.95%, 7/19/2023 (a)	315,000	343,615
3.95%, 1/10/2024 (a)	580,000	636,086
Series GMTN, 3.40%, 7/11/2024 (a)	260,000	283,930
Series GMTN, 3.65%, 7/23/2025	700,000	787,661
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	4,811,000	4,932,863
2.13%, 7/8/2030	4,600,000	4,795,868
2.14%, 9/23/2030	6,340,000	6,375,631
2.35%, 1/15/2025	1,606,000	1,703,597
2.45%, 9/27/2024	1,166,000	1,242,140
2.63%, 7/14/2026	2,036,000	2,212,949
2.70%, 7/16/2024	1,912,000	2,042,112
2.72%, 9/27/2029 (a)	1,386,000	1,504,822
2.75%, 1/15/2030	1,513,000	1,653,346
2.78%, 7/12/2022	3,258,000	3,379,067
2.78%, 10/18/2022	1,365,000	1,422,262
2.85%, 1/11/2022	737,000	755,484
3.01%, 10/19/2026	1,750,000	1,939,980
3.04%, 7/16/2029	2,669,000	2,963,444
3.10%, 1/17/2023	1,892,000	1,995,852
3.20%, 9/17/2029	812,000	886,485
3.35%, 10/18/2027 (a)	824,000	927,379
3.36%, 7/12/2027	871,000	985,275
3.45%, 1/11/2027 (a)	995,000	1,122,141
3.54%, 1/17/2028	477,000	541,977
3.75%, 7/19/2023	1,152,000	1,247,305
3.78%, 3/9/2026 (a)	1,729,000	1,970,057
3.94%, 10/16/2023	1,425,000	1,557,896
3.94%, 7/19/2028	733,000	857,617
4.31%, 10/16/2028	813,000	972,551
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	854,000	982,373
SVB Financial Group 3.13%, 6/5/2030	1,032,000	1,162,311
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,775,000	1,955,979
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	728,000	752,090
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (b)	735,000	744,496
Synovus Financial Corp. 3.13%, 11/1/2022	702,000	727,918
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	809,000	914,963
Series GMTN, 3.25%, 3/11/2024	1,817,000	1,973,389

238

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 7/19/2023	$ 1,794,000	$ 1,939,996
Series MTN, 0.45%, 9/11/2023	2,643,000	2,650,718
Series MTN, 0.75%, 6/12/2023	4,440,000	4,484,666
Series MTN, 0.75%, 9/11/2025	1,400,000	1,404,942
Series MTN, 1.15%, 6/12/2025	1,585,000	1,617,540
Series MTN, 1.90%, 12/1/2022	2,111,000	2,176,209
Series MTN, 2.65%, 6/12/2024	1,895,000	2,031,023
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	1,514,000	1,589,624
Series BKNT, 1.25%, 3/9/2023 (a)	2,211,000	2,254,291
Series BKNT, 1.50%, 3/10/2025	2,122,000	2,195,888
Series BKNT, 2.15%, 12/6/2024	781,000	827,423
Series BKNT, 2.45%, 8/1/2022	1,380,000	1,424,450
Series BKNT, 2.75%, 5/1/2023	1,273,000	1,340,698
Series BKNT, 2.80%, 5/17/2022	2,974,000	3,071,369
Series BKNT, 3.00%, 2/2/2023	487,000	512,329
Series BKNT, 3.30%, 5/15/2026	1,070,000	1,197,630
Series BKNT, 3.63%, 9/16/2025	1,516,000	1,706,607
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	686,000	743,288
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (a) (b)	861,000	907,640
Series BNKT, 3.20%, 4/1/2024	1,711,000	1,854,348
Truist Financial Corp.:
4.00%, 5/1/2025	1,280,000	1,454,502
Series MTN, 1.13%, 8/3/2027	3,736,000	3,757,744
Series MTN, 1.20%, 8/5/2025 (a)	1,453,000	1,489,383
Series MTN, 1.95%, 6/5/2030 (a)	1,005,000	1,050,537
Series MTN, 2.20%, 3/16/2023	1,551,000	1,611,629
Series MTN, 2.50%, 8/1/2024	1,319,000	1,406,318
Series MTN, 2.85%, 10/26/2024	1,633,000	1,772,017
Security Description	Principal Amount	Value
Series MTN, 3.05%, 6/20/2022	$ 1,704,000	$ 1,768,684
Series MTN, 3.70%, 6/5/2025	1,268,000	1,434,425
Series MTN, 3.75%, 12/6/2023	1,595,000	1,752,490
Series MTN, 3.88%, 3/19/2029 (a)	898,000	1,053,713
Series MTN, 3.95%, 3/22/2022	389,000	404,902
US Bancorp:
1.45%, 5/12/2025	2,053,000	2,130,029
2.40%, 7/30/2024	1,882,000	2,008,301
3.38%, 2/5/2024	2,975,000	3,241,292
Series DMTN, 3.00%, 7/30/2029	1,300,000	1,454,154
Series MTN, 1.38%, 7/22/2030	1,295,000	1,297,448
Series MTN, 2.95%, 7/15/2022	4,204,000	4,367,998
Series MTN, 3.00%, 3/15/2022	1,280,000	1,319,155
Series MTN, 3.10%, 4/27/2026	905,000	1,009,464
Series MTN, 3.60%, 9/11/2024	998,000	1,103,668
Series MTN, 3.70%, 1/30/2024 (a)	1,133,000	1,246,742
Series MTN, 3.90%, 4/26/2028	938,000	1,116,933
Series MTN, 3.95%, 11/17/2025	1,133,000	1,310,360
Series V, 2.38%, 7/22/2026	1,737,000	1,886,365
Series X, 3.15%, 4/27/2027	1,669,000	1,883,333
US Bank NA:
1.95%, 1/9/2023	1,065,000	1,099,133
Series BKNT, 2.05%, 1/21/2025	1,551,000	1,640,338
Series BKNT, 2.65%, 5/23/2022	1,711,000	1,765,393
Series BKNT, 2.80%, 1/27/2025	1,215,000	1,321,556
Series BKNT, 2.85%, 1/23/2023 (a)	846,000	888,943
Series BKNT, 3.40%, 7/24/2023	2,526,000	2,715,728
Wachovia Corp. 7.57%, 8/1/2026 (a) (c)	754,000	986,436
Webster Financial Corp. 4.10%, 3/25/2029	740,000	816,176
Wells Fargo & Co.:
3.00%, 4/22/2026	4,831,000	5,323,086
3.00%, 10/23/2026	4,881,000	5,408,490
3.07%, 1/24/2023	6,136,000	6,308,238
4.13%, 8/15/2023	1,901,000	2,074,903
4.48%, 1/16/2024	1,364,000	1,515,922

239

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	$ 3,558,000	$ 3,744,902
Series B, 7.95%, 11/15/2029	171,000	232,649
Series GMTN, 4.30%, 7/22/2027	3,068,000	3,597,905
Series M, 3.45%, 2/13/2023	2,722,000	2,887,334
Series MTN, 2.63%, 7/22/2022	5,337,000	5,524,969
Series MTN, 3.00%, 2/19/2025	3,260,000	3,546,913
Series MTN, 3.30%, 9/9/2024	3,336,000	3,652,787
Series MTN, 3.50%, 3/8/2022	6,629,000	6,872,351
Series MTN, 3.55%, 9/29/2025 (a)	7,586,000	8,525,147
Series MTN, 3.75%, 1/24/2024	4,382,000	4,781,507
Series MTN, 4.10%, 6/3/2026	3,249,000	3,727,773
Series MTN, 4.15%, 1/24/2029	3,472,000	4,118,660
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	4,025,000	4,231,804
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	4,053,000	4,281,630
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (b)	2,496,000	2,651,501
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	4,411,000	4,807,946
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,352,000	3,719,312
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,603,000	2,950,995
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	2,532,000	3,093,927
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	3,880,000	3,988,136
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,534,000	4,825,083
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	4,539,000	4,903,391
Westpac Banking Corp.:
2.00%, 1/13/2023	1,548,000	1,601,545
2.35%, 2/19/2025 (a)	2,813,000	3,019,137
2.50%, 6/28/2022	1,698,000	1,755,206
Security Description	Principal Amount	Value
2.65%, 1/16/2030 (a)	$ 1,227,000	$ 1,375,111
2.70%, 8/19/2026	1,410,000	1,558,825
2.75%, 1/11/2023	3,840,000	4,030,810
2.80%, 1/11/2022	941,000	965,419
2.85%, 5/13/2026	2,465,000	2,738,270
3.30%, 2/26/2024	1,360,000	1,482,414
3.35%, 3/8/2027	1,177,000	1,337,672
3.40%, 1/25/2028 (a)	1,071,000	1,235,249
3.65%, 5/15/2023	2,095,000	2,259,395
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b)	220,000	249,953
5 year CMT + 1.35%, 2.89%, 2/4/2030 (b)	1,638,000	1,717,672
5 year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,670,000	1,720,434
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	701,000	799,294
Wintrust Financial Corp. 4.85%, 6/6/2029	720,000	772,402
Zions Bancorp NA 3.25%, 10/29/2029	706,000	741,928
		1,619,577,725
BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	5,701,000	6,448,116
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026	1,479,000	1,674,376
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	2,253,000	2,610,844
4.00%, 4/13/2028	3,123,000	3,678,426
4.15%, 1/23/2025	2,701,000	3,074,575
4.75%, 1/23/2029	6,277,000	7,743,244
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	467,615
Brown-Forman Corp. 3.50%, 4/15/2025	489,000	542,399
Coca-Cola Co:
1.45%, 6/1/2027	2,616,000	2,700,837
2.95%, 3/25/2025 (a)	1,671,000	1,842,595
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	2,190,000	2,194,818
1.65%, 6/1/2030	1,694,000	1,739,264
1.75%, 9/6/2024	1,250,000	1,310,313
2.13%, 9/6/2029	1,649,000	1,760,951
2.25%, 9/1/2026 (a)	825,000	896,321
2.50%, 4/1/2023	717,000	753,517
2.55%, 6/1/2026	879,000	962,329
2.88%, 10/27/2025	1,605,000	1,783,909
2.90%, 5/25/2027 (a)	974,000	1,089,341
3.20%, 11/1/2023	2,100,000	2,277,030
3.38%, 3/25/2027 (a)	1,403,000	1,609,255

240

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 3/25/2030	$ 1,668,000	$ 1,963,419
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	436,000	484,553
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	227,642
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,734,000	1,878,095
Constellation Brands, Inc.:
2.65%, 11/7/2022	704,000	732,350
2.70%, 5/9/2022	1,716,000	1,764,957
2.88%, 5/1/2030	955,000	1,046,651
3.15%, 8/1/2029	1,447,000	1,610,974
3.20%, 2/15/2023	611,000	645,839
3.60%, 2/15/2028	804,000	918,594
3.70%, 12/6/2026	817,000	936,356
4.25%, 5/1/2023	1,557,000	1,697,177
4.40%, 11/15/2025	293,000	340,812
4.65%, 11/15/2028	931,000	1,131,500
4.75%, 11/15/2024	1,041,000	1,195,120
4.75%, 12/1/2025	533,000	630,763
Diageo Capital PLC:
1.38%, 9/29/2025	964,000	990,712
2.00%, 4/29/2030	1,653,000	1,723,137
2.63%, 4/29/2023	1,526,000	1,597,722
3.50%, 9/18/2023 (a)	896,000	967,196
3.88%, 5/18/2028	395,000	463,856
Diageo Captial PLC:
2.13%, 10/24/2024	932,000	982,533
2.38%, 10/24/2029 (a)	1,437,000	1,544,789
Diageo Investment Corp.:
2.88%, 5/11/2022	1,865,000	1,928,223
8.00%, 9/15/2022	194,000	218,723
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	330,000	345,045
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	866,000	945,811
3.13%, 12/15/2023	1,246,000	1,338,516
3.20%, 5/1/2030	733,000	831,735
3.40%, 11/15/2025	695,000	779,290
3.43%, 6/15/2027	965,000	1,097,697
4.06%, 5/25/2023	2,575,000	2,798,227
4.42%, 5/25/2025	1,604,000	1,849,444
4.60%, 5/25/2028	1,798,000	2,193,470
Molson Coors Brewing Co.:
3.00%, 7/15/2026	2,769,000	3,035,295
3.50%, 5/1/2022 (a)	1,249,000	1,298,560
PepsiCo, Inc.:
0.40%, 10/7/2023	1,050,000	1,055,534
0.75%, 5/1/2023	1,257,000	1,273,215
1.63%, 5/1/2030	1,739,000	1,784,284
2.25%, 5/2/2022	832,000	852,534
2.25%, 3/19/2025 (a)	3,150,000	3,370,909
2.38%, 10/6/2026	1,439,000	1,567,416
2.63%, 3/19/2027	1,120,000	1,232,045
Security Description	Principal Amount	Value
2.63%, 7/29/2029	$ 1,266,000	$ 1,398,892
2.75%, 3/5/2022	1,887,000	1,941,534
2.75%, 3/1/2023	1,636,000	1,724,737
2.75%, 4/30/2025	913,000	994,175
2.75%, 3/19/2030	2,468,000	2,758,336
2.85%, 2/24/2026	953,000	1,054,399
3.00%, 10/15/2027 (a)	2,248,000	2,534,867
3.10%, 7/17/2022	1,227,000	1,274,853
3.50%, 7/17/2025	731,000	821,469
3.60%, 3/1/2024	1,447,000	1,581,875
		118,515,932
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025	1,074,000	1,129,408
2.20%, 2/21/2027 (a)	2,353,000	2,514,981
2.25%, 8/19/2023 (a)	1,517,000	1,589,285
2.45%, 2/21/2030	1,492,000	1,602,706
2.60%, 8/19/2026	1,642,000	1,792,818
2.65%, 5/11/2022	2,027,000	2,087,101
2.70%, 5/1/2022	1,455,000	1,494,358
3.13%, 5/1/2025	1,487,000	1,631,908
3.20%, 11/2/2027 (a)	853,000	960,342
3.63%, 5/15/2022	1,450,000	1,502,026
3.63%, 5/22/2024	1,784,000	1,958,404
Baxalta, Inc. 4.00%, 6/23/2025	1,349,000	1,524,640
Biogen, Inc.:
2.25%, 5/1/2030	1,705,000	1,774,001
3.63%, 9/15/2022	1,881,000	1,983,439
4.05%, 9/15/2025	2,301,000	2,636,693
Gilead Sciences, Inc.:
0.75%, 9/29/2023	2,033,000	2,038,347
1.20%, 10/1/2027	1,476,000	1,486,731
1.65%, 10/1/2030 (a)	1,275,000	1,277,575
1.95%, 3/1/2022 (a)	1,171,000	1,191,024
2.50%, 9/1/2023	1,306,000	1,373,938
2.95%, 3/1/2027 (a)	2,066,000	2,281,711
3.25%, 9/1/2022	2,948,000	3,077,034
3.50%, 2/1/2025	2,133,000	2,358,522
3.65%, 3/1/2026	3,616,000	4,100,110
3.70%, 4/1/2024	2,257,000	2,466,833
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,686,000	1,661,806
Royalty Pharma PLC:
0.75%, 9/2/2023 (d)	1,325,000	1,331,691
1.20%, 9/2/2025 (d)	1,675,000	1,701,699
1.75%, 9/2/2027 (d)	1,175,000	1,208,064
2.20%, 9/2/2030 (a) (d)	915,000	939,348
		54,676,543
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
1.92%, 2/15/2023	1,478,000	1,522,828

241

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.24%, 2/15/2025	$ 2,530,000	$ 2,676,791
2.72%, 2/15/2030	3,245,000	3,469,035
Eagle Materials, Inc. 4.50%, 8/1/2026	586,000	607,160
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	313,000	347,155
4.00%, 9/21/2023	935,000	1,020,188
4.00%, 6/15/2025	1,066,000	1,207,149
Johnson Controls International PLC 3.63%, 7/2/2024 (c)	266,000	288,365
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	1,120,000	1,141,907
Lennox International, Inc.:
1.35%, 8/1/2025	785,000	802,372
1.70%, 8/1/2027	600,000	612,630
3.00%, 11/15/2023	416,000	438,085
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	335,000	374,543
3.50%, 12/15/2027	1,054,000	1,199,051
Series CB, 2.50%, 3/15/2030	1,039,000	1,106,514
Masco Corp.:
2.00%, 10/1/2030	870,000	886,286
3.50%, 11/15/2027	418,000	473,080
4.45%, 4/1/2025 (a)	867,000	995,221
5.95%, 3/15/2022	496,000	527,308
Owens Corning:
3.40%, 8/15/2026	641,000	706,747
3.88%, 6/1/2030	688,000	793,347
3.95%, 8/15/2029	422,000	486,001
4.20%, 12/1/2024	462,000	513,647
Vulcan Materials Co.:
3.50%, 6/1/2030	2,683,000	3,069,942
3.90%, 4/1/2027	149,000	173,700
4.50%, 4/1/2025 (a)	388,000	445,106
		25,884,158
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,417,000	1,477,308
1.85%, 5/15/2027	782,000	827,223
2.05%, 5/15/2030	1,605,000	1,713,594
2.75%, 2/3/2023	272,000	285,260
3.35%, 7/31/2024	781,000	853,516
Albemarle Corp. 4.15%, 12/1/2024	896,000	996,164
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (a)	837,000	892,409
Cabot Corp.:
3.70%, 7/15/2022	200,000	207,010
4.00%, 7/1/2029	718,000	772,353
Security Description	Principal Amount	Value
Celanese US Holdings LLC:
3.50%, 5/8/2024	$ 54,000	$ 58,429
4.63%, 11/15/2022	1,663,000	1,785,297
Dow Chemical Co.:
3.50%, 10/1/2024	1,137,000	1,245,277
3.63%, 5/15/2026	1,396,000	1,574,130
4.55%, 11/30/2025	1,375,000	1,607,320
4.80%, 11/30/2028	756,000	930,288
7.38%, 11/1/2029	2,720,000	3,878,122
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	4,974,000	5,039,707
4.21%, 11/15/2023	3,261,000	3,600,633
4.49%, 11/15/2025	2,534,000	2,960,624
4.73%, 11/15/2028	1,644,000	2,020,410
Eastman Chemical Co.:
3.60%, 8/15/2022	1,240,000	1,291,534
3.80%, 3/15/2025	832,000	925,508
4.50%, 12/1/2028	748,000	904,108
Ecolab, Inc.:
1.30%, 1/30/2031	790,000	781,879
2.38%, 8/10/2022	668,000	688,735
2.70%, 11/1/2026	999,000	1,109,849
3.25%, 1/14/2023 (a)	931,000	980,529
3.25%, 12/1/2027	564,000	639,288
4.80%, 3/24/2030	894,000	1,142,094
EI du Pont de Nemours & Co. 2.30%, 7/15/2030	321,000	341,605
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,048,000	1,091,146
FMC Corp.:
3.20%, 10/1/2026	774,000	862,925
3.45%, 10/1/2029	1,037,000	1,181,527
Huntsman International LLC:
4.50%, 5/1/2029	823,000	952,548
5.13%, 11/15/2022	1,204,000	1,284,897
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	312,924
4.45%, 9/26/2028	393,000	465,253
Linde, Inc.:
2.20%, 8/15/2022	727,000	746,316
2.45%, 2/15/2022	505,000	514,413
2.65%, 2/5/2025	751,000	813,085
2.70%, 2/21/2023	746,000	778,227
3.20%, 1/30/2026	1,179,000	1,320,386
LYB International Finance B.V. 4.00%, 7/15/2023	1,158,000	1,258,688
LYB International Finance II B.V. 3.50%, 3/2/2027	1,317,000	1,476,831
LYB International Finance III LLC:
1.25%, 10/1/2025 (a)	458,000	466,047
2.25%, 10/1/2030	750,000	771,698
2.88%, 5/1/2025	1,365,000	1,479,619

242

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 5/1/2030	$ 926,000	$ 1,039,879
LyondellBasell Industries NV 5.75%, 4/15/2024	1,160,000	1,335,380
Mosaic Co.:
3.25%, 11/15/2022	637,000	666,155
4.05%, 11/15/2027	1,053,000	1,193,165
4.25%, 11/15/2023	647,000	706,705
NewMarket Corp. 4.10%, 12/15/2022	469,000	497,206
Nutrien, Ltd.:
1.90%, 5/13/2023	972,000	1,004,873
2.95%, 5/13/2030	938,000	1,033,535
3.00%, 4/1/2025	587,000	636,331
3.15%, 10/1/2022	350,000	364,270
3.38%, 3/15/2025	1,253,000	1,377,548
3.50%, 6/1/2023	636,000	675,801
3.63%, 3/15/2024	857,000	930,359
4.00%, 12/15/2026	547,000	635,516
4.20%, 4/1/2029	1,046,000	1,250,231
PPG Industries, Inc.:
2.40%, 8/15/2024 (a)	660,000	699,475
2.55%, 6/15/2030 (a)	978,000	1,051,663
2.80%, 8/15/2029	581,000	637,130
3.20%, 3/15/2023	388,000	410,349
3.75%, 3/15/2028 (a)	432,000	517,372
Praxair, Inc. 1.10%, 8/10/2030	1,925,000	1,904,672
Rohm & Haas Co. 7.85%, 7/15/2029	827,000	1,149,588
RPM International, Inc.:
3.45%, 11/15/2022	389,000	402,086
3.75%, 3/15/2027 (a)	711,000	787,987
4.55%, 3/1/2029 (a)	699,000	814,747
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,087,000	1,143,307
2.95%, 8/15/2029	1,321,000	1,459,982
3.13%, 6/1/2024	981,000	1,060,314
3.45%, 8/1/2025	508,000	560,934
3.45%, 6/1/2027	1,889,000	2,140,841
3.95%, 1/15/2026	450,000	515,039
4.20%, 1/15/2022	725,000	746,214
Westlake Chemical Corp.:
3.38%, 6/15/2030	919,000	1,015,339
3.60%, 8/15/2026	838,000	941,904
		88,612,630
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	1,431,000	1,429,812
3.38%, 9/15/2025 (a)	1,480,000	1,663,920
Block Financial LLC:
3.88%, 8/15/2030	1,015,000	1,095,327
5.25%, 10/1/2025	595,000	680,014
5.50%, 11/1/2022	699,000	743,778
Security Description	Principal Amount	Value
Cintas Corp. No. 2:
2.90%, 4/1/2022	$ 922,000	$ 948,830
3.25%, 6/1/2022	548,000	566,068
3.70%, 4/1/2027	998,000	1,149,476
Equifax, Inc.:
2.60%, 12/1/2024	1,004,000	1,074,792
2.60%, 12/15/2025	937,000	1,012,831
3.10%, 5/15/2030	1,231,000	1,372,110
3.30%, 12/15/2022	823,000	862,208
3.95%, 6/15/2023	1,703,000	1,840,092
Global Payments, Inc.:
2.65%, 2/15/2025	1,130,000	1,210,931
2.90%, 5/15/2030	1,347,000	1,465,334
3.20%, 8/15/2029	1,670,000	1,854,786
4.00%, 6/1/2023	892,000	964,644
IHS Markit, Ltd.:
3.63%, 5/1/2024	680,000	742,002
4.13%, 8/1/2023	841,000	916,261
4.25%, 5/1/2029	575,000	698,717
4.75%, 8/1/2028 (a)	836,000	1,030,704
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	85,000	87,259
Moody's Corp.:
2.63%, 1/15/2023	763,000	796,038
3.25%, 1/15/2028	818,000	921,043
4.25%, 2/1/2029 (a)	35,000	42,072
4.50%, 9/1/2022	2,324,000	2,449,287
4.88%, 2/15/2024	777,000	871,444
PayPal Holdings, Inc.:
1.35%, 6/1/2023	1,736,000	1,778,411
1.65%, 6/1/2025	1,194,000	1,248,733
2.20%, 9/26/2022 (a)	2,605,000	2,691,199
2.30%, 6/1/2030	1,427,000	1,529,130
2.40%, 10/1/2024	1,412,000	1,509,174
2.65%, 10/1/2026	1,618,000	1,778,020
2.85%, 10/1/2029	1,910,000	2,123,309
Quanta Services, Inc. 2.90%, 10/1/2030	623,000	668,940
RELX Capital, Inc.:
3.00%, 5/22/2030	1,061,000	1,179,970
3.50%, 3/16/2023	1,425,000	1,516,043
4.00%, 3/18/2029	1,169,000	1,388,912
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	900,000	885,528
2.50%, 12/1/2029 (a)	760,000	828,005
2.95%, 1/22/2027	540,000	597,580
4.00%, 6/15/2025	1,300,000	1,480,518
Total System Services, Inc.:
3.75%, 6/1/2023	745,000	795,846
4.45%, 6/1/2028	705,000	835,051
4.80%, 4/1/2026	1,366,000	1,621,661
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,119,000	1,266,820
4.13%, 9/12/2022	780,000	823,142

243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/15/2029	$ 958,000	$ 1,152,905
Yale University:
Series 2020, 0.87%, 4/15/2025	924,000	938,350
Series 2020, 1.48%, 4/15/2030	1,088,000	1,114,645
		58,241,672
COMPUTERS — 2.9%
Amdocs, Ltd. 2.54%, 6/15/2030	832,000	876,104
Apple, Inc.:
0.55%, 8/20/2025 (a)	2,433,000	2,443,778
0.75%, 5/11/2023 (a)	2,559,000	2,590,808
1.13%, 5/11/2025	2,813,000	2,892,552
1.25%, 8/20/2030 (a)	2,718,000	2,715,119
1.65%, 5/11/2030	2,299,000	2,366,568
1.70%, 9/11/2022	1,366,000	1,400,533
1.80%, 9/11/2024 (a)	1,280,000	1,343,603
2.05%, 9/11/2026 (a)	2,590,000	2,771,248
2.10%, 9/12/2022	1,548,000	1,595,090
2.15%, 2/9/2022	100,000	102,089
2.20%, 9/11/2029	2,231,000	2,409,770
2.30%, 5/11/2022	1,962,000	2,014,640
2.40%, 1/13/2023	981,000	1,021,898
2.40%, 5/3/2023	6,738,000	7,067,151
2.45%, 8/4/2026	2,623,000	2,858,441
2.50%, 2/9/2022	1,860,000	1,902,520
2.50%, 2/9/2025	2,582,000	2,789,283
2.70%, 5/13/2022	1,933,000	1,997,756
2.75%, 1/13/2025	2,657,000	2,884,094
2.85%, 2/23/2023	2,601,000	2,734,145
2.85%, 5/11/2024 (a)	2,271,000	2,447,729
2.90%, 9/12/2027	910,000	1,019,628
3.00%, 2/9/2024	2,561,000	2,755,738
3.00%, 6/20/2027 (a)	793,000	893,703
3.00%, 11/13/2027	2,230,000	2,516,332
3.20%, 5/13/2025	2,680,000	2,991,228
3.20%, 5/11/2027	2,579,000	2,920,692
3.25%, 2/23/2026	6,380,000	7,153,575
3.35%, 2/9/2027	2,917,000	3,320,596
3.45%, 5/6/2024	3,147,000	3,465,980
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (d)	917,000	1,011,717
4.90%, 10/1/2026 (d)	2,045,000	2,414,675
5.30%, 10/1/2029 (d)	2,279,000	2,792,390
5.45%, 6/15/2023 (d)	5,968,000	6,602,518
5.85%, 7/15/2025 (d)	778,000	930,091
6.02%, 6/15/2026 (d)	7,161,000	8,741,576
6.10%, 7/15/2027 (d)	1,739,000	2,159,369
DXC Technology Co.:
4.13%, 4/15/2025 (a)	544,000	601,990
4.25%, 4/15/2024	905,000	991,084
4.75%, 4/15/2027 (a)	836,000	957,362
Security Description	Principal Amount	Value
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	$ 808,000	$ 879,718
3.70%, 4/1/2022	850,000	868,360
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	1,597,000	1,638,889
1.75%, 4/1/2026 (a)	1,337,000	1,385,426
2.25%, 4/1/2023	974,000	1,011,411
4.40%, 10/15/2022	2,229,000	2,367,599
4.45%, 10/2/2023	1,486,000	1,636,532
4.65%, 10/1/2024	1,483,000	1,685,652
4.90%, 10/15/2025	2,926,000	3,424,415
HP, Inc.:
2.20%, 6/17/2025	1,775,000	1,879,317
3.00%, 6/17/2027	1,053,000	1,161,585
3.40%, 6/17/2030	1,385,000	1,542,488
4.05%, 9/15/2022	790,000	837,858
IBM Credit LLC:
2.20%, 9/8/2022	690,000	711,880
3.00%, 2/6/2023 (a)	1,730,000	1,825,773
International Business Machines Corp.:
1.70%, 5/15/2027	1,701,000	1,766,829
1.88%, 8/1/2022	1,739,000	1,783,884
1.95%, 5/15/2030	2,515,000	2,592,512
2.85%, 5/13/2022	5,759,000	5,962,638
2.88%, 11/9/2022	1,322,000	1,386,051
3.00%, 5/15/2024	4,170,000	4,517,736
3.30%, 5/15/2026	4,342,000	4,906,981
3.30%, 1/27/2027	636,000	717,936
3.38%, 8/1/2023	2,084,000	2,247,136
3.45%, 2/19/2026	1,818,000	2,060,412
3.50%, 5/15/2029	1,976,000	2,280,383
3.63%, 2/12/2024	2,909,000	3,188,031
6.22%, 8/1/2027	888,000	1,164,115
6.50%, 1/15/2028	270,000	360,226
7.00%, 10/30/2025	1,255,000	1,629,065
Leidos, Inc.:
2.95%, 5/15/2023 (d)	540,000	568,220
3.63%, 5/15/2025 (a) (d)	970,000	1,084,421
4.38%, 5/15/2030 (d)	988,000	1,184,326
NetApp, Inc.:
1.88%, 6/22/2025	1,060,000	1,108,887
2.38%, 6/22/2027	1,048,000	1,118,604
2.70%, 6/22/2030	762,000	820,026
3.30%, 9/29/2024	830,000	903,289
Seagate HDD Cayman 4.09%, 6/1/2029 (d)	985,000	1,054,984
Western Digital Corp. 4.75%, 2/15/2026 (a)	260,000	288,213
		173,016,971
CONSTRUCTION MATERIALS — 0.0% (e)
Carrier Global Corp. 2.49%, 2/15/2027	797,000	859,716

244

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$ 977,000	$ 1,013,237
Series MTN, 1.95%, 2/1/2023	749,000	775,634
Series MTN, 2.10%, 5/1/2023	856,000	891,926
Series MTN, 3.25%, 3/15/2024	126,000	137,382
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	813,000	858,146
2.38%, 12/1/2029	830,000	898,151
3.15%, 3/15/2027	708,000	794,043
Procter & Gamble Co.:
0.55%, 10/29/2025	1,000,000	1,008,630
1.20%, 10/29/2030 (a)	1,994,000	1,993,621
2.15%, 8/11/2022	1,561,000	1,609,500
2.30%, 2/6/2022	1,246,000	1,273,910
2.45%, 11/3/2026	811,000	895,271
2.70%, 2/2/2026	47,000	52,092
2.85%, 8/11/2027 (a)	1,156,000	1,290,905
3.00%, 3/25/2030	4,336,000	4,987,354
3.10%, 8/15/2023	1,198,000	1,286,916
Unilever Capital Corp.:
0.38%, 9/14/2023	535,000	536,428
1.38%, 9/14/2030	1,010,000	1,014,394
2.00%, 7/28/2026	1,101,000	1,174,800
2.13%, 9/6/2029 (a)	829,000	886,342
2.20%, 5/5/2022	1,353,000	1,386,013
2.60%, 5/5/2024	1,080,000	1,152,058
2.90%, 5/5/2027	1,438,000	1,601,012
3.00%, 3/7/2022	674,000	695,595
3.10%, 7/30/2025	848,000	939,135
3.13%, 3/22/2023	1,446,000	1,534,293
3.25%, 3/7/2024 (a)	1,403,000	1,522,886
3.38%, 3/22/2025	1,127,000	1,248,603
3.50%, 3/22/2028 (a)	1,044,000	1,213,775
		34,672,052
DISTRIBUTION & WHOLESALE — 0.0% (e)
WW Grainger, Inc. 1.85%, 2/15/2025	1,371,000	1,441,620
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	1,094,000	1,136,185
3.30%, 1/23/2023	1,204,000	1,255,026
3.50%, 5/26/2022	253,000	261,202
3.50%, 1/15/2025	829,000	879,834
3.65%, 7/21/2027 (a)	1,561,000	1,690,391
3.88%, 1/23/2028 (a)	822,000	883,806
Security Description	Principal Amount	Value
4.13%, 7/3/2023	$ 276,000	$ 295,165
4.45%, 10/1/2025	933,000	1,039,287
4.45%, 4/3/2026	1,140,000	1,278,476
4.50%, 9/15/2023	1,470,000	1,592,275
4.63%, 7/1/2022	654,000	687,609
4.63%, 10/15/2027	1,450,000	1,641,951
4.88%, 1/16/2024 (a)	1,442,000	1,577,202
6.50%, 7/15/2025 (a)	2,174,000	2,598,930
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,038,000	1,128,960
3.50%, 8/1/2025	354,000	393,457
4.25%, 2/15/2024	185,000	203,785
Air Lease Corp.:
2.25%, 1/15/2023	1,002,000	1,028,914
2.63%, 7/1/2022	1,261,000	1,293,546
2.75%, 1/15/2023	1,038,000	1,071,777
3.00%, 9/15/2023	861,000	904,653
3.13%, 12/1/2030	1,500,000	1,560,000
3.25%, 3/1/2025	684,000	729,958
3.25%, 10/1/2029	160,000	168,805
3.38%, 7/1/2025	790,000	853,374
3.50%, 1/15/2022	995,000	1,022,054
3.63%, 4/1/2027	696,000	750,017
3.63%, 12/1/2027	1,155,000	1,264,217
3.75%, 2/1/2022	696,000	714,743
3.88%, 7/3/2023	911,000	970,725
4.25%, 9/15/2024	804,000	880,155
4.63%, 10/1/2028	713,000	815,622
Series GMTN, 3.75%, 6/1/2026	1,072,000	1,182,652
Series MTN, 2.30%, 2/1/2025	885,000	916,046
Series MTN, 2.88%, 1/15/2026	1,840,000	1,946,738
Series MTN, 3.00%, 2/1/2030 (a)	785,000	805,269
Series MTN, 4.25%, 2/1/2024	1,136,000	1,232,571
Aircastle, Ltd.:
4.13%, 5/1/2024 (a)	945,000	1,004,384
4.25%, 6/15/2026	465,000	492,593
4.40%, 9/25/2023	699,000	745,903
5.00%, 4/1/2023	1,047,000	1,122,981
5.50%, 2/15/2022	865,000	904,530
Ally Financial, Inc.:
1.45%, 10/2/2023	2,366,000	2,415,071
3.05%, 6/5/2023	552,000	582,139
3.88%, 5/21/2024	922,000	1,010,881
4.13%, 2/13/2022	1,436,000	1,491,903
4.63%, 5/19/2022	1,256,000	1,325,432
4.63%, 3/30/2025 (a)	716,000	816,104
5.13%, 9/30/2024	1,043,000	1,201,776
5.80%, 5/1/2025 (a)	1,386,000	1,654,219
American Express Co.:
2.50%, 8/1/2022	3,024,000	3,121,887

245

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 7/30/2024	$ 1,991,000	$ 2,126,965
2.65%, 12/2/2022	1,729,000	1,805,439
2.75%, 5/20/2022	3,450,000	3,558,468
3.00%, 10/30/2024	2,202,000	2,402,668
3.13%, 5/20/2026	1,087,000	1,221,940
3.40%, 2/27/2023	2,961,000	3,149,231
3.40%, 2/22/2024	1,554,000	1,693,844
3.63%, 12/5/2024	771,000	856,419
3.70%, 8/3/2023	2,420,000	2,621,223
4.20%, 11/6/2025	843,000	980,224
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	2,409,000	2,470,935
Series MTN, 3.30%, 5/3/2027	2,087,000	2,373,587
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	477,000	528,812
3.00%, 3/22/2022	1,126,000	1,162,302
3.00%, 4/2/2025	816,000	890,028
3.70%, 10/15/2024	818,000	909,927
4.00%, 10/15/2023	1,443,000	1,587,762
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	600,000	596,574
BGC Partners, Inc.:
3.75%, 10/1/2024	400,000	418,320
5.38%, 7/24/2023	929,000	1,008,560
BlackRock, Inc.:
2.40%, 4/30/2030	1,049,000	1,146,305
3.20%, 3/15/2027 (a)	1,397,000	1,578,806
3.25%, 4/30/2029 (a)	931,000	1,074,393
3.38%, 6/1/2022	1,064,000	1,110,412
3.50%, 3/18/2024	1,169,000	1,285,958
Blackstone/GSO Secured Lending Fund:
3.63%, 1/15/2026 (d)	300,000	308,772
3.65%, 7/14/2023 (a) (d)	735,000	764,407
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	808,000	905,202
Brookfield Finance, Inc.:
3.90%, 1/25/2028	796,000	918,488
4.00%, 4/1/2024	1,430,000	1,571,270
4.25%, 6/2/2026	704,000	819,280
4.35%, 4/15/2030	1,169,000	1,401,234
4.85%, 3/29/2029	600,000	735,582
Capital One Bank USA NA:
3.38%, 2/15/2023	1,892,000	2,002,909
SOFR + 0.62%, 2.01%, 1/27/2023 (b)	1,425,000	1,447,486
SOFR + 0.91%, 2.28%, 1/28/2026 (b)	572,000	598,175
Capital One Financial Corp.:
2.60%, 5/11/2023	1,486,000	1,557,447
3.05%, 3/9/2022	1,339,000	1,378,434
Security Description	Principal Amount	Value
3.20%, 1/30/2023	$ 1,686,000	$ 1,779,455
3.20%, 2/5/2025	1,366,000	1,491,030
3.30%, 10/30/2024	2,041,000	2,243,263
3.50%, 6/15/2023	1,280,000	1,373,350
3.65%, 5/11/2027	1,277,000	1,464,808
3.75%, 4/24/2024	1,043,000	1,142,481
3.75%, 7/28/2026	2,050,000	2,318,078
3.75%, 3/9/2027	1,786,000	2,044,756
3.80%, 1/31/2028 (a)	1,148,000	1,325,894
3.90%, 1/29/2024	1,371,000	1,500,916
4.20%, 10/29/2025	1,609,000	1,834,421
4.25%, 4/30/2025	1,320,000	1,508,813
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	3,000,000	3,032,310
3.65%, 1/12/2027	1,301,000	1,490,985
Charles Schwab Corp.:
0.90%, 3/11/2026	1,670,000	1,692,478
1.65%, 3/11/2031	1,600,000	1,614,688
2.65%, 1/25/2023	1,205,000	1,262,370
3.00%, 3/10/2025	769,000	839,694
3.20%, 3/2/2027	843,000	948,341
3.20%, 1/25/2028	1,004,000	1,144,540
3.25%, 5/22/2029 (a)	846,000	969,778
3.45%, 2/13/2026 (a)	55,000	62,182
3.55%, 2/1/2024	1,313,000	1,432,798
3.85%, 5/21/2025	1,387,000	1,577,976
4.00%, 2/1/2029	1,108,000	1,323,495
4.20%, 3/24/2025	1,100,000	1,261,183
4.63%, 3/22/2030	1,292,000	1,632,507
CI Financial Corp. 3.20%, 12/17/2030	2,000,000	2,046,740
CME Group, Inc.:
3.00%, 9/15/2022 (a)	1,364,000	1,426,949
3.00%, 3/15/2025	1,439,000	1,578,712
3.75%, 6/15/2028	426,000	505,590
Discover Financial Services:
3.75%, 3/4/2025	822,000	905,392
3.85%, 11/21/2022	394,000	419,224
3.95%, 11/6/2024	892,000	993,652
4.10%, 2/9/2027	1,256,000	1,452,112
4.50%, 1/30/2026	920,000	1,064,569
5.20%, 4/27/2022	908,000	962,870
Eaton Vance Corp. 3.50%, 4/6/2027	804,000	894,498
Franklin Resources, Inc.:
1.60%, 10/30/2030	1,048,000	1,042,729
2.80%, 9/15/2022	304,000	316,355
2.85%, 3/30/2025	711,000	774,819
GE Capital Funding LLC:
3.45%, 5/15/2025 (d)	2,408,000	2,660,118
4.05%, 5/15/2027 (d)	1,152,000	1,316,621
4.40%, 5/15/2030 (d)	4,523,000	5,328,592
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,673,000	2,970,986

246

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Intercontinental Exchange, Inc.:
0.70%, 6/15/2023	$ 1,280,000	$ 1,290,330
2.10%, 6/15/2030	1,413,000	1,479,566
2.35%, 9/15/2022	1,712,000	1,765,705
3.10%, 9/15/2027	926,000	1,035,620
3.45%, 9/21/2023	810,000	873,115
3.75%, 12/1/2025	1,548,000	1,758,002
3.75%, 9/21/2028	1,005,000	1,175,157
4.00%, 10/15/2023	1,164,000	1,277,502
International Lease Finance Corp. 5.88%, 8/15/2022	865,000	934,563
Invesco Finance PLC:
3.13%, 11/30/2022	756,000	795,289
3.75%, 1/15/2026	547,000	618,236
4.00%, 1/30/2024	681,000	748,698
Janus Capital Group, Inc. 4.88%, 8/1/2025	290,000	332,650
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	773,000	852,287
Jefferies Group LLC:
5.13%, 1/20/2023	882,000	964,070
6.45%, 6/8/2027	1,015,000	1,286,553
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	360,000	420,656
4.85%, 1/15/2027	1,022,000	1,203,814
Lazard Group LLC:
3.63%, 3/1/2027	971,000	1,077,373
3.75%, 2/13/2025	549,000	608,594
4.38%, 3/11/2029	906,000	1,064,541
4.50%, 9/19/2028	1,300,000	1,543,100
Legg Mason, Inc. 4.75%, 3/15/2026	638,000	757,548
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	1,746,000	1,853,030
2.95%, 11/21/2026	974,000	1,089,283
2.95%, 6/1/2029	1,268,000	1,428,136
3.30%, 3/26/2027	1,693,000	1,931,628
3.35%, 3/26/2030	1,914,000	2,230,633
3.38%, 4/1/2024	1,444,000	1,583,851
3.50%, 2/26/2028	612,000	708,488
Nasdaq, Inc.:
0.45%, 12/21/2022	1,000,000	1,000,900
1.65%, 1/15/2031	2,500,000	2,476,775
3.85%, 6/30/2026	882,000	1,012,995
4.25%, 6/1/2024	859,000	953,473
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,955,000	3,073,436
2.65%, 1/16/2025	785,000	837,650
2.68%, 7/16/2030	1,721,000	1,822,057
3.10%, 1/16/2030	1,732,000	1,890,409
ORIX Corp.:
2.90%, 7/18/2022	749,000	775,432
Security Description	Principal Amount	Value
3.25%, 12/4/2024	$ 899,000	$ 979,703
3.70%, 7/18/2027 (a)	703,000	801,842
4.05%, 1/16/2024	708,000	776,237
Raymond James Financial, Inc.:
3.63%, 9/15/2026	258,000	297,309
4.65%, 4/1/2030	265,000	326,443
Stifel Financial Corp.:
4.00%, 5/15/2030	928,000	1,058,820
4.25%, 7/18/2024	703,000	788,344
Synchrony Financial:
2.85%, 7/25/2022	1,333,000	1,377,522
3.70%, 8/4/2026	856,000	948,080
3.95%, 12/1/2027	1,594,000	1,791,178
4.25%, 8/15/2024	1,600,000	1,757,344
4.38%, 3/19/2024	1,030,000	1,134,411
4.50%, 7/23/2025	1,032,000	1,161,464
5.15%, 3/19/2029	1,643,000	1,987,093
Visa, Inc.:
0.75%, 8/15/2027 (a)	1,080,000	1,076,630
1.90%, 4/15/2027	1,949,000	2,071,534
2.05%, 4/15/2030	3,103,000	3,318,038
2.15%, 9/15/2022	1,494,000	1,540,777
2.75%, 9/15/2027 (a)	924,000	1,029,050
2.80%, 12/14/2022	2,783,000	2,913,161
3.15%, 12/14/2025	4,736,500	5,312,600
Western Union Co.:
2.85%, 1/10/2025	184,000	197,748
3.60%, 3/15/2022	523,000	540,024
4.25%, 6/9/2023	772,000	835,466
		259,038,049
ELECTRIC — 5.5%
AEP Texas, Inc.:
2.40%, 10/1/2022	474,000	489,287
3.95%, 6/1/2028	698,000	815,983
Series I, 2.10%, 7/1/2030	646,000	674,482
AEP Transmission Co. LLC 3.10%, 12/1/2026	433,000	487,731
AES Corp. 1.38%, 1/15/2026 (d)	1,315,000	1,326,125
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	253,746
Series 17A, 2.45%, 3/30/2022	761,526	780,351
Series 20-A, 1.45%, 9/15/2030	1,425,000	1,437,255
Ameren Corp.:
2.50%, 9/15/2024	993,000	1,058,359
3.65%, 2/15/2026	583,000	657,881
Ameren Illinois Co.:
1.55%, 11/15/2030	500,000	504,045
2.70%, 9/1/2022	744,000	768,716
3.25%, 3/1/2025	176,000	193,322
3.80%, 5/15/2028	646,000	754,341

247

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
2.30%, 3/1/2030	$ 1,970,000	$ 2,056,798
Series F, 2.95%, 12/15/2022	714,000	745,245
Series J, 4.30%, 12/1/2028	714,000	854,287
Series M, 0.75%, 11/1/2023	220,000	220,374
Series N, 1.00%, 11/1/2025 (a)	825,000	835,197
Appalachian Power Co.:
3.40%, 6/1/2025	688,000	760,508
Series X, 3.30%, 6/1/2027	426,000	472,677
Arizona Public Service Co.:
2.60%, 8/15/2029 (a)	681,000	742,678
3.15%, 5/15/2025	475,000	521,640
Atlantic City Electric Co. 4.00%, 10/15/2028	828,000	972,089
Avangrid, Inc.:
3.15%, 12/1/2024	1,700,000	1,853,187
3.20%, 4/15/2025	1,158,000	1,269,145
3.80%, 6/1/2029	1,082,000	1,245,858
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	392,000	422,533
3.35%, 7/1/2023	772,000	822,651
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	902,000	945,693
3.25%, 4/15/2028	711,000	810,952
3.50%, 2/1/2025	748,000	824,476
3.70%, 7/15/2030 (d)	1,446,000	1,712,397
3.75%, 11/15/2023	1,291,000	1,406,248
4.05%, 4/15/2025 (a) (d)	2,881,000	3,270,915
Black Hills Corp.:
2.50%, 6/15/2030	915,000	963,102
3.05%, 10/15/2029	707,000	775,240
3.15%, 1/15/2027	547,000	594,759
3.95%, 1/15/2026	463,000	525,181
4.25%, 11/30/2023	637,000	698,400
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	591,000	605,409
Series AA, 3.00%, 2/1/2027	648,000	714,530
Series Z, 2.40%, 9/1/2026	697,000	752,098
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	870,000	899,354
2.50%, 9/1/2024 (a)	1,397,000	1,484,829
3.85%, 2/1/2024	571,000	624,754
4.25%, 11/1/2028	718,000	851,720
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	781,000	863,778
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	453,000	514,653
Security Description	Principal Amount	Value
CMS Energy Corp.:
3.00%, 5/15/2026	$ 620,000	$ 683,984
3.45%, 8/15/2027	706,000	796,495
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b)	822,000	925,720
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	585,000	626,874
2.55%, 6/15/2026	740,000	810,870
3.70%, 8/15/2028	1,385,000	1,638,261
Series 122, 2.95%, 8/15/2027	508,000	564,749
Connecticut Light & Power Co.:
2.50%, 1/15/2023	837,000	869,158
Series A, 0.75%, 12/1/2025 (a)	1,150,000	1,158,798
Series A, 3.20%, 3/15/2027	1,173,000	1,321,877
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	788,326
Series 20A, 3.35%, 4/1/2030	860,000	984,313
Series B, 3.13%, 11/15/2027	648,000	724,885
Series D, 4.00%, 12/1/2028	764,000	901,092
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	2,000,000	2,003,860
Consumers Energy Co.:
0.35%, 6/1/2023	500,000	500,155
3.38%, 8/15/2023	170,000	182,039
3.80%, 11/15/2028	459,000	541,973
Delmarva Power & Light Co. 3.50%, 11/15/2023	737,000	796,513
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	2,701,000	2,918,782
3.90%, 10/1/2025	1,268,000	1,441,894
4.25%, 6/1/2028	641,000	768,880
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	708,000	786,489
Series A, 3.30%, 3/15/2025	454,000	500,031
Series B, 2.75%, 9/15/2022	755,000	779,417
Series C, 3.38%, 4/1/2030	2,102,000	2,393,169
Series D, 2.85%, 8/15/2026	276,000	304,000
DTE Electric Co.:
2.25%, 3/1/2030	908,000	974,765
3.38%, 3/1/2025	255,000	281,959
3.65%, 3/15/2024	772,000	841,094
DTE Energy Co.:
2.25%, 11/1/2022 (a)	833,000	860,739
2.85%, 10/1/2026	581,000	638,066

248

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/1/2030	$ 867,000	$ 952,200
3.80%, 3/15/2027	406,000	467,651
Series B, 2.60%, 6/15/2022	757,000	780,558
Series C, 2.53%, 10/1/2024	828,000	884,254
Series C, 3.40%, 6/15/2029	981,000	1,114,387
Series C, 3.50%, 6/1/2024	809,000	878,485
Series D, 3.70%, 8/1/2023	809,000	874,019
Series F, 1.05%, 6/1/2025	1,194,000	1,208,925
Series F, 3.85%, 12/1/2023	757,000	823,790
Series H, 0.55%, 11/1/2022	1,116,000	1,119,906
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	469,000	506,145
2.45%, 2/1/2030	708,000	762,721
2.50%, 3/15/2023	1,179,000	1,230,298
2.95%, 12/1/2026	928,000	1,040,501
3.05%, 3/15/2023	229,000	241,929
3.35%, 5/15/2022	709,000	738,310
3.95%, 11/15/2028	864,000	1,029,084
Series A, 6.00%, 12/1/2028	15,000	19,874
Duke Energy Corp.:
0.90%, 9/15/2025	1,720,000	1,725,263
2.40%, 8/15/2022	1,747,000	1,800,825
2.45%, 6/1/2030 (a)	1,484,000	1,581,217
2.65%, 9/1/2026	2,558,000	2,787,222
3.05%, 8/15/2022	1,150,000	1,191,009
3.15%, 8/15/2027	582,000	650,903
3.40%, 6/15/2029	994,000	1,127,792
3.75%, 4/15/2024	1,603,000	1,764,951
3.95%, 10/15/2023	1,518,000	1,650,066
Duke Energy Florida LLC:
1.75%, 6/15/2030	2,087,000	2,126,382
2.50%, 12/1/2029	807,000	879,517
3.20%, 1/15/2027	776,000	867,995
3.80%, 7/15/2028	1,381,000	1,623,269
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	269,033
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	570,000	595,183
3.65%, 2/1/2029	762,000	882,800
3.80%, 9/1/2023	751,000	810,990
Duke Energy Progress LLC:
2.80%, 5/15/2022	405,000	416,057
3.25%, 8/15/2025	836,000	931,680
3.38%, 9/1/2023	815,000	876,981
3.45%, 3/15/2029	2,296,000	2,655,806
3.70%, 9/1/2028	885,000	1,033,202
Edison International:
2.40%, 9/15/2022	681,000	696,574
2.95%, 3/15/2023	610,000	634,479
Security Description	Principal Amount	Value
3.13%, 11/15/2022	$ 965,000	$ 1,002,249
3.55%, 11/15/2024	788,000	854,428
4.13%, 3/15/2028	892,000	994,000
4.95%, 4/15/2025	626,000	713,427
5.75%, 6/15/2027	732,000	876,160
Emera US Finance L.P. 3.55%, 6/15/2026	1,180,000	1,325,128
Enel Americas SA 4.00%, 10/25/2026 (a)	701,000	789,585
Enel Chile SA 4.88%, 6/12/2028	268,000	317,119
Enel Generacion Chile SA 4.25%, 4/15/2024	732,000	796,877
Entergy Arkansas LLC:
3.50%, 4/1/2026	750,000	847,238
3.70%, 6/1/2024 (a)	364,000	399,326
Entergy Corp.:
0.90%, 9/15/2025	1,706,000	1,708,764
2.80%, 6/15/2030	256,000	277,332
2.95%, 9/1/2026	1,107,000	1,221,187
4.00%, 7/15/2022	1,153,000	1,209,070
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	373,000	440,867
Entergy Louisiana LLC:
0.62%, 11/17/2023	1,250,000	1,253,612
2.40%, 10/1/2026	683,000	738,630
3.12%, 9/1/2027	974,000	1,080,283
3.25%, 4/1/2028	561,000	630,603
4.05%, 9/1/2023	777,000	843,667
5.40%, 11/1/2024	483,000	568,061
Entergy Mississippi LLC 2.85%, 6/1/2028	785,000	865,086
Entergy Texas, Inc. 4.00%, 3/30/2029	457,000	535,046
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	335,000	369,244
Evergy Metro, Inc. 3.15%, 3/15/2023	749,000	788,382
Evergy, Inc.:
2.45%, 9/15/2024	1,096,000	1,162,176
2.90%, 9/15/2029	1,329,000	1,456,757
Eversource Energy:
2.80%, 5/1/2023	622,000	652,024
Series H, 3.15%, 1/15/2025	576,000	627,788
Series K, 2.75%, 3/15/2022	50,000	51,352
Series L, 2.90%, 10/1/2024	936,000	1,010,674
Series M, 3.30%, 1/15/2028 (a)	335,000	375,910
Series N, 3.80%, 12/1/2023	500,000	545,735
Series O, 4.25%, 4/1/2029	1,215,000	1,455,096
Series Q, 0.80%, 8/15/2025	750,000	749,048

249

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series R, 1.65%, 8/15/2030	$ 2,546,000	$ 2,538,693
Exelon Corp.:
3.40%, 4/15/2026	1,331,000	1,498,639
3.50%, 6/1/2022	1,467,000	1,525,871
3.95%, 6/15/2025	1,740,000	1,971,020
4.05%, 4/15/2030	1,382,000	1,636,233
Exelon Generation Co. LLC:
3.25%, 6/1/2025 (a)	758,000	827,274
3.40%, 3/15/2022	941,000	971,695
4.25%, 6/15/2022	1,284,000	1,340,047
Florida Power & Light Co.:
2.75%, 6/1/2023	454,000	475,374
2.85%, 4/1/2025	1,428,000	1,558,434
3.13%, 12/1/2025	847,000	939,721
3.25%, 6/1/2024	748,000	805,439
Fortis, Inc. 3.06%, 10/4/2026	1,309,000	1,442,439
Georgia Power Co.:
2.85%, 5/15/2022	904,000	934,284
3.25%, 4/1/2026	399,000	446,198
3.25%, 3/30/2027 (a)	209,000	231,300
Series A, 2.10%, 7/30/2023	2,945,000	3,076,907
Series A, 2.20%, 9/15/2024	887,000	936,273
Series B, 2.65%, 9/15/2029	1,221,000	1,340,914
Gulf Power Co. Series A, 3.30%, 5/30/2027	584,000	656,311
Iberdrola International B.V. 5.81%, 3/15/2025	639,000	767,848
Indiana Michigan Power Co. 3.85%, 5/15/2028	366,000	424,670
Interstate Power & Light Co.:
2.30%, 6/1/2030	300,000	317,598
3.25%, 12/1/2024	917,000	1,002,886
3.60%, 4/1/2029	684,000	790,663
4.10%, 9/26/2028	950,000	1,131,118
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	479,000	522,570
4.25%, 5/1/2030 (d)	1,700,000	1,970,368
ITC Holdings Corp.:
2.70%, 11/15/2022	1,577,000	1,642,445
3.25%, 6/30/2026	821,000	913,814
3.35%, 11/15/2027	749,000	843,329
3.65%, 6/15/2024	755,000	822,837
Kansas City Power & Light Co. 3.65%, 8/15/2025	506,000	568,010
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	729,000	809,321
MidAmerican Energy Co.:
3.10%, 5/1/2027	829,000	931,232
Security Description	Principal Amount	Value
3.50%, 10/15/2024	$ 832,000	$ 918,095
3.65%, 4/15/2029	996,000	1,184,194
Mississippi Power Co. 3.95%, 3/30/2028	611,000	711,956
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	835,000	856,476
2.40%, 3/15/2030	345,000	372,883
2.70%, 2/15/2023	671,000	701,108
2.85%, 1/27/2025 (a)	890,000	967,208
2.95%, 2/7/2024	867,000	927,993
3.05%, 2/15/2022	812,000	830,181
3.05%, 4/25/2027	175,000	194,262
3.40%, 2/7/2028	1,003,000	1,153,570
3.70%, 3/15/2029	738,000	862,486
3.90%, 11/1/2028	873,000	1,025,033
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	698,000	733,703
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	570,000	629,024
Series MTN, 2.30%, 9/15/2022	453,000	467,446
Series MTN, 3.25%, 11/1/2025	486,000	540,869
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	1,238,000	1,451,691
Series DD, 2.40%, 5/1/2030	765,000	822,375
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022 (a)	722,000	741,010
2.25%, 6/1/2030	2,333,000	2,443,864
2.75%, 5/1/2025	1,780,000	1,926,672
2.75%, 11/1/2029	894,000	974,639
2.80%, 1/15/2023	527,000	551,753
2.90%, 4/1/2022	1,140,000	1,176,138
3.15%, 4/1/2024	1,739,000	1,879,859
3.25%, 4/1/2026	985,000	1,101,920
3.50%, 4/1/2029	887,000	1,013,211
3.55%, 5/1/2027	2,079,000	2,370,725
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	681,000	747,043
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b)	697,000	818,090
Northern States Power Co. 2.60%, 5/15/2023	537,000	559,114
NSTAR Electric Co.:
2.38%, 10/15/2022	617,000	635,769
3.20%, 5/15/2027	711,000	803,245
3.25%, 5/15/2029 (a)	626,000	716,814
3.95%, 4/1/2030	879,000	1,065,779

250

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ohio Power Co. Series P, 2.60%, 4/1/2030 (a)	$ 1,749,000	$ 1,909,471
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	606,000	689,337
3.80%, 8/15/2028	905,000	1,048,334
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	1,468,000	1,574,547
2.95%, 4/1/2025	340,000	371,090
3.70%, 11/15/2028	776,000	909,131
4.10%, 6/1/2022	401,000	417,874
5.75%, 3/15/2029	565,000	736,150
7.00%, 9/1/2022	519,000	574,756
Oncor Electric Delivery Co., LLC 0.55%, 10/1/2025 (d)	1,150,000	1,148,735
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	2,677,000	2,683,050
2.10%, 8/1/2027	1,728,000	1,757,877
2.50%, 2/1/2031	1,037,000	1,037,384
4.25%, 8/1/2023	1,550,000	1,661,739
4.55%, 7/1/2030	4,700,000	5,366,413
Pacific Gas and Electric Co. 3.15%, 1/1/2026 (a)	9,796,000	10,448,805
PacifiCorp:
2.70%, 9/15/2030	100,000	110,164
3.50%, 6/15/2029	735,000	849,623
3.60%, 4/1/2024	460,000	500,319
PECO Energy Co.:
2.38%, 9/15/2022	371,000	381,948
3.15%, 10/15/2025	218,000	242,747
Pinnacle West Capital Corp. 1.30%, 6/15/2025	1,070,000	1,089,100
Potomac Electric Power Co. 3.60%, 3/15/2024	595,000	645,617
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	968,000	1,070,676
3.40%, 6/1/2023	861,000	914,683
3.50%, 12/1/2022	665,000	698,237
3.95%, 3/15/2024	1,140,000	1,246,271
4.13%, 4/15/2030	1,656,000	1,972,544
4.20%, 6/15/2022	70,000	73,112
Progress Energy, Inc. 3.15%, 4/1/2022	140,000	143,713
PSEG Power LLC 3.85%, 6/1/2023	968,000	1,040,784
Public Service Co. of Colorado:
2.25%, 9/15/2022	610,000	624,268
3.70%, 6/15/2028	749,000	874,480
Public Service Co. of New Hampshire 3.50%, 11/1/2023	195,000	210,629
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	$ 826,000	$ 891,758
Series MTN, 2.38%, 5/15/2023	257,000	268,349
Series MTN, 2.45%, 1/15/2030	840,000	913,080
Series MTN, 3.00%, 5/15/2025	508,000	555,396
Series MTN, 3.00%, 5/15/2027	175,000	194,313
Series MTN, 3.20%, 5/15/2029	861,000	979,775
Series MTN, 3.25%, 9/1/2023	504,000	541,054
Series MTN, 3.65%, 9/1/2028	737,000	855,650
Series MTN, 3.70%, 5/1/2028	645,000	749,129
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,118,000	1,119,342
1.60%, 8/15/2030	1,295,000	1,279,201
2.65%, 11/15/2022	1,047,000	1,091,267
2.88%, 6/15/2024	1,711,000	1,843,380
Puget Energy, Inc.:
3.65%, 5/15/2025	647,000	711,596
4.10%, 6/15/2030	971,000	1,111,339
5.63%, 7/15/2022	641,000	680,018
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	724,000	784,592
Series NNN, 3.60%, 9/1/2023	445,000	477,912
Series VVV, 1.70%, 10/1/2030	1,040,000	1,052,376
Sempra Energy:
2.88%, 10/1/2022	1,020,000	1,058,709
2.90%, 2/1/2023	1,504,000	1,578,553
3.25%, 6/15/2027	881,000	983,222
3.40%, 2/1/2028	1,100,000	1,253,516
3.55%, 6/15/2024	555,000	604,389
3.75%, 11/15/2025	1,351,000	1,525,279
4.05%, 12/1/2023	466,000	510,265
Sierra Pacific Power Co. 2.60%, 5/1/2026	796,000	863,692
Southern California Edison Co.:
2.25%, 6/1/2030	755,000	786,869
2.85%, 8/1/2029 (a)	358,000	389,225
6.65%, 4/1/2029	707,000	892,361
Series 20C, 1.20%, 2/1/2026	770,000	776,152
Series A, 4.20%, 3/1/2029	756,000	885,903
Series B, 2.40%, 2/1/2022	644,000	654,987
Series B, 3.65%, 3/1/2028 (a)	974,000	1,093,432

251

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 3.50%, 10/1/2023	$ 213,000	$ 228,794
Series D, 3.40%, 6/1/2023	785,000	836,771
Series E, 3.70%, 8/1/2025	1,657,000	1,858,143
Southern Co.:
2.95%, 7/1/2023	1,522,000	1,612,589
3.25%, 7/1/2026	1,891,000	2,120,586
Series A, 3.70%, 4/30/2030	1,050,000	1,217,853
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b)	497,000	514,862
Southern Power Co. 4.15%, 12/1/2025	1,079,000	1,241,260
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	833,000	905,063
Series M, 4.10%, 9/15/2028	737,000	866,756
Southwestern Public Service Co. 3.30%, 6/15/2024 (a)	167,000	179,572
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,075,000	1,064,336
3.05%, 3/15/2025	157,000	170,430
Union Electric Co.:
2.95%, 6/15/2027	703,000	776,316
2.95%, 3/15/2030	660,000	738,250
3.50%, 4/15/2024	373,000	404,843
3.50%, 3/15/2029	754,000	869,309
Virginia Electric & Power Co.:
2.95%, 1/15/2022 (a)	388,000	395,966
3.45%, 9/1/2022	339,000	353,238
3.45%, 2/15/2024 (a)	235,000	253,448
Series A, 2.88%, 7/15/2029	1,695,000	1,902,909
Series A, 3.10%, 5/15/2025	524,000	572,978
Series A, 3.15%, 1/15/2026	1,490,000	1,652,529
Series A, 3.50%, 3/15/2027	1,052,000	1,201,016
Series A, 3.80%, 4/1/2028	486,000	569,859
Series B, 2.95%, 11/15/2026	724,000	807,332
Series C, 2.75%, 3/15/2023	890,000	931,910
WEC Energy Group, Inc.:
0.55%, 9/15/2023	1,602,000	1,609,513
1.38%, 10/15/2027	914,000	928,624
1.80%, 10/15/2030	720,000	721,454
3.55%, 6/15/2025	450,000	501,696
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	305,512
Wisconsin Electric Power Co. 2.05%, 12/15/2024	731,000	771,446
Security Description	Principal Amount	Value
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (a)	$ 404,000	$ 455,413
3.05%, 10/15/2027	350,000	387,821
Xcel Energy, Inc.:
0.50%, 10/15/2023	1,200,000	1,204,044
2.60%, 12/1/2029	743,000	806,088
3.30%, 6/1/2025	837,000	920,457
3.35%, 12/1/2026	886,000	999,302
3.40%, 6/1/2030	995,000	1,143,345
4.00%, 6/15/2028	924,000	1,087,788
		332,485,453
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	1,847,000	1,859,282
1.80%, 10/15/2027	776,000	819,316
2.63%, 2/15/2023	882,000	919,000
3.15%, 6/1/2025	193,000	213,939
		3,811,537
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,091,000	1,133,865
2.75%, 9/15/2029	1,447,000	1,580,500
3.05%, 9/22/2026	390,000	431,122
3.20%, 10/1/2022	474,000	493,216
3.88%, 7/15/2023	744,000	801,005
Allegion PLC 3.50%, 10/1/2029	679,000	750,118
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	532,000	584,056
Amphenol Corp.:
2.05%, 3/1/2025	646,000	681,995
2.80%, 2/15/2030	941,000	1,038,403
3.20%, 4/1/2024	938,000	1,009,729
4.35%, 6/1/2029	611,000	752,037
Arrow Electronics, Inc.:
3.25%, 9/8/2024	588,000	634,523
3.50%, 4/1/2022	252,000	259,217
3.88%, 1/12/2028	1,034,000	1,166,590
4.00%, 4/1/2025 (a)	472,000	516,080
4.50%, 3/1/2023	998,000	1,068,249
Avnet, Inc.:
4.63%, 4/15/2026 (a)	913,000	1,034,548
4.88%, 12/1/2022	455,000	484,730
Flex, Ltd.:
3.75%, 2/1/2026	1,157,000	1,291,617
4.75%, 6/15/2025	708,000	808,897
4.88%, 6/15/2029	474,000	562,951
4.88%, 5/12/2030	1,045,000	1,258,264
5.00%, 2/15/2023	742,000	804,239
FLIR Systems, Inc. 2.50%, 8/1/2030	898,000	945,298

252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Fortive Corp. 3.15%, 6/15/2026	$ 1,047,000	$ 1,161,877
Honeywell International, Inc.:
0.48%, 8/19/2022	56,000	56,076
1.35%, 6/1/2025	1,827,000	1,889,776
1.95%, 6/1/2030	2,136,000	2,258,286
2.15%, 8/8/2022	1,511,000	1,553,852
2.30%, 8/15/2024	1,289,000	1,374,216
2.50%, 11/1/2026 (a)	1,553,000	1,714,838
2.70%, 8/15/2029	1,037,000	1,158,619
3.35%, 12/1/2023	573,000	624,157
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	599,480
3.35%, 3/1/2026	420,000	461,194
3.50%, 2/15/2028	295,000	323,208
3.63%, 11/15/2022	20,000	21,114
Jabil, Inc.:
3.60%, 1/15/2030	743,000	828,229
3.95%, 1/12/2028	407,000	461,961
4.70%, 9/15/2022	1,104,000	1,180,993
Keysight Technologies, Inc.:
3.00%, 10/30/2029	930,000	1,026,971
4.55%, 10/30/2024	796,000	902,616
4.60%, 4/6/2027	880,000	1,049,030
Legrand France SA 8.50%, 2/15/2025 (a)	1,048,000	1,361,719
PerkinElmer, Inc. 3.30%, 9/15/2029	968,000	1,090,878
Roper Technologies, Inc.:
0.45%, 8/15/2022	400,000	400,648
1.00%, 9/15/2025	1,003,000	1,014,494
1.40%, 9/15/2027	1,075,000	1,090,093
2.00%, 6/30/2030	1,094,000	1,120,880
2.35%, 9/15/2024	775,000	825,445
2.95%, 9/15/2029	1,051,000	1,155,974
3.13%, 11/15/2022	1,494,000	1,561,843
3.65%, 9/15/2023	858,000	929,377
3.80%, 12/15/2026	837,000	967,681
3.85%, 12/15/2025	538,000	606,622
4.20%, 9/15/2028	952,000	1,135,964
Trimble, Inc.:
4.15%, 6/15/2023	776,000	840,222
4.75%, 12/1/2024	419,000	478,795
4.90%, 6/15/2028	410,000	490,139
Tyco Electronics Group SA:
3.13%, 8/15/2027	602,000	667,419
3.45%, 8/1/2024	327,000	354,242
3.50%, 2/3/2022	743,000	761,887
3.70%, 2/15/2026	480,000	538,094
		56,130,158
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	625,000	629,531
2.30%, 3/1/2030	933,000	988,243
Security Description	Principal Amount	Value
2.50%, 8/15/2024	$ 1,360,000	$ 1,451,474
2.90%, 7/1/2026	894,000	988,639
3.20%, 3/15/2025	832,000	913,128
3.38%, 11/15/2027	1,053,000	1,195,008
3.95%, 5/15/2028	949,000	1,114,658
4.75%, 5/15/2023	620,000	676,507
Waste Connections, Inc.:
2.60%, 2/1/2030	737,000	791,685
3.50%, 5/1/2029	964,000	1,099,779
4.25%, 12/1/2028	717,000	856,141
Waste Management, Inc.:
0.75%, 11/15/2025	380,000	381,421
1.15%, 3/15/2028	555,000	554,645
2.40%, 5/15/2023	998,000	1,041,613
2.90%, 9/15/2022	786,000	815,192
3.13%, 3/1/2025 (a)	698,000	765,392
3.15%, 11/15/2027	1,003,000	1,133,530
3.50%, 5/15/2024	646,000	705,729
		16,102,315
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	728,000	1,011,483
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,021,000	1,077,696
2.50%, 8/2/2022	1,282,000	1,323,806
3.30%, 3/19/2025	1,116,000	1,221,172
3.65%, 3/15/2023	1,723,000	1,839,940
3.95%, 3/15/2025	625,000	704,925
4.15%, 3/15/2028	835,000	981,868
Conagra Brands, Inc.:
1.38%, 11/1/2027	865,000	872,517
3.20%, 1/25/2023 (a)	662,000	695,875
4.30%, 5/1/2024	1,600,000	1,790,448
4.60%, 11/1/2025	905,000	1,065,248
4.85%, 11/1/2028	2,716,000	3,377,427
7.00%, 10/1/2028	293,000	397,226
Flowers Foods, Inc.:
3.50%, 10/1/2026	444,000	493,377
4.38%, 4/1/2022	456,000	472,042
General Mills, Inc.:
2.60%, 10/12/2022	1,113,000	1,155,873
2.88%, 4/15/2030	692,000	767,719
3.20%, 2/10/2027 (a)	697,000	782,682
3.65%, 2/15/2024	787,000	855,060
3.70%, 10/17/2023	1,582,000	1,721,722
4.00%, 4/17/2025	1,313,000	1,484,714
4.20%, 4/17/2028	1,633,000	1,956,808
Hershey Co.:
0.90%, 6/1/2025	1,041,000	1,057,240
1.70%, 6/1/2030	1,003,000	1,032,448
2.05%, 11/15/2024	928,000	982,000
2.30%, 8/15/2026	1,000,000	1,084,180
2.45%, 11/15/2029	450,000	492,210
3.20%, 8/21/2025	290,000	322,448
3.38%, 5/15/2023	755,000	809,556

253

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hormel Foods Corp. 1.80%, 6/11/2030	$ 1,463,000	$ 1,512,640
Ingredion, Inc.:
2.90%, 6/1/2030	1,022,000	1,127,511
3.20%, 10/1/2026	1,072,000	1,193,629
JM Smucker Co.:
2.38%, 3/15/2030	1,019,000	1,081,373
3.00%, 3/15/2022	657,000	677,098
3.38%, 12/15/2027 (a)	740,000	835,253
3.50%, 3/15/2025	1,445,000	1,609,903
Kellogg Co.:
2.10%, 6/1/2030 (a)	755,000	792,108
2.65%, 12/1/2023	958,000	1,021,649
3.25%, 4/1/2026 (a)	944,000	1,059,451
3.40%, 11/15/2027 (a)	765,000	873,217
4.30%, 5/15/2028	709,000	849,857
Kroger Co.:
2.20%, 5/1/2030 (a)	1,262,000	1,327,006
2.65%, 10/15/2026	944,000	1,035,946
2.80%, 8/1/2022	794,000	822,767
3.40%, 4/15/2022	613,000	632,352
3.50%, 2/1/2026	1,123,000	1,262,623
3.70%, 8/1/2027	872,000	1,005,521
3.85%, 8/1/2023	918,000	991,183
4.00%, 2/1/2024	1,374,000	1,507,718
4.50%, 1/15/2029 (a)	757,000	930,398
McCormick & Co., Inc.:
2.50%, 4/15/2030	639,000	684,484
2.70%, 8/15/2022	484,000	501,100
3.15%, 8/15/2024	1,262,000	1,370,658
3.40%, 8/15/2027	1,074,000	1,214,297
Mondelez International, Inc.:
0.63%, 7/1/2022 (a)	2,458,000	2,469,135
1.50%, 5/4/2025	1,718,000	1,776,910
2.13%, 4/13/2023	920,000	954,500
2.75%, 4/13/2030	1,761,000	1,933,895
3.63%, 2/13/2026	200,000	226,948
Sysco Corp.:
2.40%, 2/15/2030	1,219,000	1,268,760
2.60%, 6/12/2022	461,000	475,120
3.25%, 7/15/2027 (a)	804,000	897,248
3.30%, 7/15/2026	1,372,000	1,525,842
3.55%, 3/15/2025	1,074,000	1,195,577
3.75%, 10/1/2025	867,000	976,147
5.65%, 4/1/2025	1,167,000	1,391,753
5.95%, 4/1/2030	1,133,000	1,489,464
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,368,000	1,559,780
3.90%, 9/28/2023	336,000	366,055
3.95%, 8/15/2024	1,597,000	1,775,177
4.00%, 3/1/2026	1,475,000	1,695,232
4.35%, 3/1/2029 (a)	1,686,000	2,046,180
4.50%, 6/15/2022	1,972,000	2,067,366
Security Description	Principal Amount	Value
Whole Foods Market, Inc. 5.20%, 12/3/2025	$ 39,000	$ 46,379
		83,886,920
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	759,000	841,283
4.50%, 8/1/2024	690,000	759,842
Domtar Corp. 4.40%, 4/1/2022	712,000	734,962
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	978,000	1,118,617
Georgia-Pacific LLC:
7.75%, 11/15/2029	154,000	228,311
8.00%, 1/15/2024	746,000	915,006
International Paper Co.:
3.00%, 2/15/2027	17,000	18,714
3.80%, 1/15/2026	301,000	341,069
Suzano Austria GmbH:
5.00%, 1/15/2030	757,000	860,558
6.00%, 1/15/2029 (a)	1,902,000	2,295,695
		8,114,057
GAS — 0.4%
Atmos Energy Corp.:
2.63%, 9/15/2029	709,000	780,176
3.00%, 6/15/2027 (a)	581,000	643,835
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	145,000	146,609
3.55%, 4/1/2023	665,000	709,183
4.00%, 4/1/2028 (a)	532,000	621,200
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023	180,000	193,757
3.60%, 12/15/2024	883,000	975,627
Series A, 2.50%, 11/15/2024	783,000	837,301
Series B, 3.00%, 11/15/2029	961,000	1,065,691
National Fuel Gas Co.:
3.75%, 3/1/2023	528,000	554,278
3.95%, 9/15/2027	670,000	711,386
4.75%, 9/1/2028	317,000	342,319
5.50%, 1/15/2026	976,000	1,127,036
NiSource, Inc.:
0.95%, 8/15/2025	1,301,000	1,309,795
2.95%, 9/1/2029	1,726,000	1,897,789
3.49%, 5/15/2027	1,339,000	1,517,904
3.60%, 5/1/2030	1,002,000	1,161,268
ONE Gas, Inc. 3.61%, 2/1/2024	585,000	633,777
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	846,000	968,019

254

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Southern California Gas Co.:
3.15%, 9/15/2024	$ 339,000	$ 366,822
3.20%, 6/15/2025	387,000	427,136
Series TT, 2.60%, 6/15/2026	680,000	739,167
Series XX, 2.55%, 2/1/2030	1,280,000	1,388,326
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	435,000	456,589
3.25%, 6/15/2026	684,000	767,154
Southwest Gas Corp.:
2.20%, 6/15/2030 (a)	550,000	578,820
3.70%, 4/1/2028	1,013,000	1,159,308
		22,080,272
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	871,000	968,021
Snap-on, Inc. 3.25%, 3/1/2027 (a)	435,000	486,247
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	889,000	951,941
3.40%, 3/1/2026	1,304,000	1,477,367
4.25%, 11/15/2028	1,327,000	1,611,018
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b)	252,000	268,380
		5,762,974
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028	1,287,000	1,304,696
1.40%, 6/30/2030 (a)	470,000	477,205
2.55%, 3/15/2022	882,000	905,664
2.95%, 3/15/2025	1,347,000	1,477,807
3.40%, 11/30/2023	1,288,000	1,395,767
3.75%, 11/30/2026	2,231,000	2,613,260
3.88%, 9/15/2025	801,000	916,104
Baxter International, Inc.:
2.60%, 8/15/2026	1,008,000	1,101,290
3.95%, 4/1/2030 (d)	1,306,000	1,560,592
Boston Scientific Corp.:
1.90%, 6/1/2025	1,671,000	1,749,203
2.65%, 6/1/2030	1,288,000	1,380,685
3.45%, 3/1/2024 (a)	1,284,000	1,391,651
3.75%, 3/1/2026	339,000	384,714
3.85%, 5/15/2025	1,239,000	1,396,601
4.00%, 3/1/2028	60,000	70,598
4.00%, 3/1/2029	1,173,000	1,380,562
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,142,000	1,271,560
DH Europe Finance II Sarl:
2.05%, 11/15/2022	763,000	786,279
2.20%, 11/15/2024	1,024,000	1,085,860
2.60%, 11/15/2029	1,735,000	1,897,413
Security Description	Principal Amount	Value
Edwards Lifesciences Corp. 4.30%, 6/15/2028	$ 745,000	$ 882,512
Medtronic, Inc. 3.50%, 3/15/2025	2,330,000	2,611,301
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,250,000	1,271,650
Stryker Corp.:
0.60%, 12/1/2023	625,000	625,850
1.15%, 6/15/2025	1,331,000	1,357,181
1.95%, 6/15/2030	1,175,000	1,208,969
3.38%, 5/15/2024	1,721,000	1,875,494
3.38%, 11/1/2025	738,000	825,424
3.50%, 3/15/2026	1,532,000	1,738,238
3.65%, 3/7/2028	751,000	868,276
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	1,644,000	1,800,032
2.95%, 9/19/2026	1,560,000	1,738,074
3.00%, 4/15/2023	1,576,000	1,661,955
3.20%, 8/15/2027 (a)	733,000	824,500
3.65%, 12/15/2025	740,000	839,981
4.13%, 3/25/2025 (a)	1,658,000	1,886,224
4.15%, 2/1/2024	1,486,000	1,642,996
4.50%, 3/25/2030	1,450,000	1,809,455
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	442,000	488,079
3.15%, 4/1/2022	1,472,000	1,514,143
3.55%, 4/1/2025	2,569,000	2,839,387
3.55%, 3/20/2030	1,230,000	1,394,131
3.70%, 3/19/2023	1,153,000	1,228,937
		57,480,300
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029 (a)	682,000	740,584
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	350,000	401,989
Series 2020, 2.21%, 6/15/2030 (a)	565,000	585,436
Aetna, Inc.:
2.75%, 11/15/2022	1,049,000	1,088,222
2.80%, 6/15/2023	2,028,000	2,135,383
3.50%, 11/15/2024	860,000	944,435
Anthem, Inc.:
2.25%, 5/15/2030	1,566,000	1,652,662
2.38%, 1/15/2025	1,575,000	1,683,391
2.88%, 9/15/2029	842,000	933,509
2.95%, 12/1/2022	885,000	926,931
3.13%, 5/15/2022	1,550,000	1,608,311
3.30%, 1/15/2023	1,651,000	1,747,567
3.35%, 12/1/2024	1,573,000	1,731,889
3.50%, 8/15/2024	1,485,000	1,630,307
3.65%, 12/1/2027	1,963,000	2,263,476
4.10%, 3/1/2028	1,681,000	1,989,447

255

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ascension Health Series B, 2.53%, 11/15/2029	$ 898,000	$ 978,587
Banner Health 2.34%, 1/1/2030	842,000	883,090
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	1,355,000	1,531,651
CHRISTUS Health Series C, 4.34%, 7/1/2028	500,000	589,905
CommonSpirit Health:
1.55%, 10/1/2025	510,000	524,652
2.76%, 10/1/2024 (a)	911,000	978,460
2.78%, 10/1/2030	885,000	936,480
2.95%, 11/1/2022	358,000	374,250
3.35%, 10/1/2029	1,112,000	1,224,123
Dignity Health 3.13%, 11/1/2022	498,000	516,560
HCA, Inc.:
4.13%, 6/15/2029	2,049,000	2,378,787
4.50%, 2/15/2027	1,127,000	1,311,603
4.75%, 5/1/2023	1,447,000	1,578,822
5.00%, 3/15/2024	2,689,000	3,026,685
5.25%, 4/15/2025	2,114,000	2,471,033
5.25%, 6/15/2026	1,633,000	1,934,550
Humana, Inc.:
2.90%, 12/15/2022	1,043,000	1,090,509
3.13%, 8/15/2029	1,968,000	2,174,463
3.15%, 12/1/2022	1,470,000	1,535,459
3.85%, 10/1/2024	619,000	685,431
3.95%, 3/15/2027	425,000	489,468
4.88%, 4/1/2030	1,624,000	2,030,065
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	838,000	944,879
3.50%, 4/1/2022	494,000	512,159
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	644,000	683,838
2.95%, 12/1/2029 (a)	721,000	796,965
3.20%, 2/1/2022	900,000	926,892
3.25%, 9/1/2024 (a)	1,626,000	1,768,551
3.60%, 2/1/2025	824,000	911,163
3.60%, 9/1/2027	636,000	725,784
3.75%, 8/23/2022	778,000	814,589
4.00%, 11/1/2023	242,000	263,356
Mercy Health Series 2018, 4.30%, 7/1/2028	620,000	712,386
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	500,000	508,815
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,123,000	1,197,545
Security Description	Principal Amount	Value
Series H, 2.75%, 10/1/2026	$ 475,000	$ 518,130
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	1,200,000	1,324,044
3.45%, 6/1/2026	986,000	1,110,275
3.50%, 3/30/2025	763,000	849,158
4.20%, 6/30/2029	844,000	1,003,786
4.25%, 4/1/2024	745,000	821,355
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	100,000	117,566
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	1,256,000	1,342,802
Series A, 3.82%, 6/1/2027 (a)	516,000	582,352
Stanford Health Care Series 2020, 3.31%, 8/15/2030	600,000	681,930
Sutter Health:
Series 2018, 3.70%, 8/15/2028	278,000	311,304
Series 20A, 1.32%, 8/15/2025	750,000	762,345
Series 20A, 2.29%, 8/15/2030	847,000	882,862
Toledo Hospital Series B, 5.33%, 11/15/2028	766,000	890,682
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	1,050,000	1,078,098
2.00%, 5/15/2030	1,695,000	1,799,615
2.38%, 10/15/2022	3,590,000	3,724,517
2.38%, 8/15/2024	1,142,000	1,217,703
2.75%, 2/15/2023	845,000	883,650
2.88%, 3/15/2022	1,148,000	1,176,103
2.88%, 3/15/2023	1,515,000	1,600,401
2.88%, 8/15/2029	1,043,000	1,181,844
2.95%, 10/15/2027	939,000	1,053,464
3.10%, 3/15/2026	1,442,000	1,616,482
3.35%, 7/15/2022	1,940,000	2,032,228
3.38%, 4/15/2027	655,000	747,787
3.45%, 1/15/2027 (a)	855,000	978,411
3.50%, 6/15/2023	793,000	853,006
3.50%, 2/15/2024	1,305,000	1,425,556
3.70%, 12/15/2025	1,395,000	1,598,140
3.75%, 7/15/2025	2,261,000	2,576,455
3.85%, 6/15/2028 (a)	1,197,000	1,420,959
3.88%, 12/15/2028 (a)	877,000	1,051,830
Universal Health Services, Inc. 2.65%, 10/15/2030 (d)	955,000	991,892
		102,281,826
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	950,000	956,954

256

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DR Horton, Inc.:
2.50%, 10/15/2024	$ 610,000	$ 650,998
2.60%, 10/15/2025 (a)	833,000	898,615
4.38%, 9/15/2022	939,000	990,429
4.75%, 2/15/2023	404,000	434,902
5.75%, 8/15/2023	548,000	613,804
Lennar Corp.:
4.50%, 4/30/2024	3,360,000	3,724,392
4.75%, 11/29/2027 (a)	2,300,000	2,718,577
5.25%, 6/1/2026	840,000	995,938
NVR, Inc.:
3.00%, 5/15/2030	865,000	943,135
3.95%, 9/15/2022	1,006,000	1,058,171
PulteGroup, Inc.:
5.00%, 1/15/2027 (a)	100,000	118,013
5.50%, 3/1/2026	1,350,000	1,606,784
		15,710,712
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	579,367
Leggett & Platt, Inc.:
3.40%, 8/15/2022	681,000	703,269
3.50%, 11/15/2027	604,000	656,258
3.80%, 11/15/2024	357,000	384,821
4.40%, 3/15/2029	853,000	980,549
Whirlpool Corp.:
3.70%, 5/1/2025	532,000	592,541
4.00%, 3/1/2024	754,000	830,320
4.70%, 6/1/2022	15,000	15,870
4.75%, 2/26/2029 (a)	951,000	1,163,273
		5,906,268
HOUSEHOLD PRODUCTS — 0.0% (e)
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,106,000	1,218,635
Procter & Gamble Co. 2.80%, 3/25/2027	277,000	308,816
		1,527,451
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
2.65%, 4/30/2030	1,693,000	1,819,890
4.88%, 12/6/2028	1,090,000	1,350,379
Church & Dwight Co., Inc.:
2.45%, 8/1/2022 (a)	796,000	819,649
2.88%, 10/1/2022	178,000	185,485
3.15%, 8/1/2027	647,000	715,789
Clorox Co.:
1.80%, 5/15/2030 (a)	1,092,000	1,123,985
3.05%, 9/15/2022	708,000	736,030
3.10%, 10/1/2027	710,000	799,616
3.50%, 12/15/2024	749,000	830,416
Security Description	Principal Amount	Value
3.90%, 5/15/2028	$ 721,000	$ 848,826
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	1,350,000	1,370,115
2.40%, 6/1/2023	186,000	195,319
2.75%, 2/15/2026 (a)	767,000	850,273
3.05%, 8/15/2025 (a)	340,000	377,750
3.10%, 3/26/2030	1,208,000	1,389,877
3.20%, 4/25/2029	930,000	1,071,221
3.95%, 11/1/2028	836,000	1,004,278
		15,488,898
INSURANCE — 2.8%
Aflac, Inc.:
2.88%, 10/15/2026	62,000	68,560
3.25%, 3/17/2025	835,000	924,637
3.60%, 4/1/2030 (a)	722,000	849,729
3.63%, 6/15/2023	1,061,000	1,146,294
3.63%, 11/15/2024	1,190,000	1,332,324
Alleghany Corp.:
3.63%, 5/15/2030	933,000	1,055,969
4.95%, 6/27/2022	693,000	736,486
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	231,000	252,506
Allstate Corp.:
0.75%, 12/15/2025	825,000	828,944
1.45%, 12/15/2030	1,087,000	1,085,000
3.15%, 6/15/2023	1,505,000	1,605,940
3.28%, 12/15/2026 (a)	851,000	972,753
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	374,836
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,084,000	1,224,692
American Financial Group, Inc.:
3.50%, 8/15/2026	759,000	835,029
5.25%, 4/2/2030	610,000	755,107
American International Group, Inc.:
2.50%, 6/30/2025	1,696,000	1,823,980
3.40%, 6/30/2030 (a)	3,096,000	3,544,579
3.75%, 7/10/2025	1,605,000	1,802,945
3.90%, 4/1/2026	1,993,000	2,272,578
4.13%, 2/15/2024	958,000	1,059,902
4.20%, 4/1/2028	1,678,000	1,990,309
4.25%, 3/15/2029	1,639,000	1,968,406
4.88%, 6/1/2022	3,466,000	3,680,649
Aon Corp.:
2.20%, 11/15/2022	772,000	797,901
2.80%, 5/15/2030	1,364,000	1,490,661
3.75%, 5/2/2029	308,000	359,763
4.50%, 12/15/2028	954,000	1,151,526
8.21%, 1/1/2027	460,000	616,115

257

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Aon PLC:
3.50%, 6/14/2024	$ 957,000	$ 1,044,269
3.88%, 12/15/2025	1,223,000	1,395,125
4.00%, 11/27/2023	901,000	982,450
Arch Capital Finance LLC 4.01%, 12/15/2026	816,000	947,025
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	380,485
Assurant, Inc.:
3.70%, 2/22/2030	500,000	551,055
4.00%, 3/15/2023	430,000	459,133
4.20%, 9/27/2023	660,000	721,340
4.90%, 3/27/2028	1,349,000	1,563,990
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	387,000	442,778
Athene Holding, Ltd.:
4.13%, 1/12/2028	1,113,000	1,238,669
6.15%, 4/3/2030	1,216,000	1,509,311
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	265,000	344,346
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	668,000	743,324
5 year CMT + 3.19%, 4.90%, 1/15/2040 (b)	400,000	417,084
AXIS Specialty Finance PLC 4.00%, 12/6/2027	663,000	738,748
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	1,020,000	1,033,535
1.85%, 3/12/2030 (a)	943,000	994,092
3.00%, 5/15/2022	1,273,000	1,322,176
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	3,094,000	3,248,236
3.00%, 2/11/2023	974,000	1,028,028
3.13%, 3/15/2026	3,112,000	3,478,065
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	1,141,000	1,240,324
5.63%, 5/15/2030	1,196,000	1,476,474
Brown & Brown, Inc.:
4.20%, 9/15/2024	708,000	790,312
4.50%, 3/15/2029	753,000	890,490
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	1,901,000	1,894,670
2.70%, 3/13/2023	697,000	732,261
2.88%, 11/3/2022	1,661,000	1,730,363
3.15%, 3/15/2025	1,355,000	1,495,202
3.35%, 5/15/2024	1,199,000	1,311,406
3.35%, 5/3/2026	2,081,000	2,347,472
Cincinnati Financial Corp. 6.92%, 5/15/2028	553,000	729,601
CNA Financial Corp.:
2.05%, 8/15/2030 (a)	844,000	869,615
3.45%, 8/15/2027	453,000	512,801
3.90%, 5/1/2029	790,000	937,691
Security Description	Principal Amount	Value
3.95%, 5/15/2024	$ 856,000	$ 946,573
4.50%, 3/1/2026	718,000	842,063
CNO Financial Group, Inc.:
5.25%, 5/30/2025	749,000	870,503
5.25%, 5/30/2029	1,252,000	1,510,125
Enstar Group, Ltd.:
4.50%, 3/10/2022	542,000	561,138
4.95%, 6/1/2029	820,000	937,350
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,163,000	1,251,981
4.35%, 4/20/2028	1,970,000	2,327,929
Fairfax Financial Holdings, Ltd.:
4.63%, 4/29/2030	1,428,000	1,598,161
4.85%, 4/17/2028	843,000	946,445
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	1,111,000	1,224,922
4.50%, 8/15/2028	705,000	819,718
5.50%, 9/1/2022	649,000	699,843
First American Financial Corp. 4.00%, 5/15/2030	864,000	990,498
Globe Life, Inc.:
2.15%, 8/15/2030	825,000	837,870
3.80%, 9/15/2022	138,000	145,273
4.55%, 9/15/2028	760,000	911,886
Hanover Insurance Group, Inc. 4.50%, 4/15/2026 (a)	371,000	434,897
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	624,000	681,158
Kemper Corp.:
2.40%, 9/30/2030	1,130,000	1,147,515
4.35%, 2/15/2025	452,000	500,576
Lincoln National Corp.:
3.05%, 1/15/2030	858,000	956,370
3.35%, 3/9/2025	429,000	472,175
3.40%, 1/15/2031 (a)	731,000	837,032
3.63%, 12/12/2026	499,000	571,295
3.80%, 3/1/2028	758,000	875,058
4.00%, 9/1/2023	873,000	952,749
4.20%, 3/15/2022	66,000	68,950
Loews Corp.:
2.63%, 5/15/2023	801,000	838,046
3.20%, 5/15/2030	841,000	954,434
3.75%, 4/1/2026	879,000	1,003,475
Manulife Financial Corp.:
2.48%, 5/19/2027	882,000	954,368
4.15%, 3/4/2026	1,431,000	1,668,718
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (b)	688,000	751,454
Markel Corp.:
3.35%, 9/17/2029	665,000	744,394
3.50%, 11/1/2027	609,000	681,410

258

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 7/1/2022	$ 40,000	$ 42,542
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	219,000	232,131
3.30%, 3/14/2023	854,000	903,822
3.50%, 6/3/2024	1,397,000	1,523,135
3.50%, 3/10/2025	810,000	899,367
3.75%, 3/14/2026	1,020,000	1,159,454
3.88%, 3/15/2024	2,283,000	2,520,478
4.38%, 3/15/2029	1,682,000	2,049,450
Mercury General Corp. 4.40%, 3/15/2027	434,000	480,707
MetLife, Inc.:
3.00%, 3/1/2025	2,011,000	2,209,405
3.60%, 4/10/2024 (a)	1,439,000	1,586,080
3.60%, 11/13/2025	682,000	773,224
4.55%, 3/23/2030	400,000	500,784
3.05%, 12/15/2022	949,000	997,380
Series D, 4.37%, 9/15/2023	1,057,000	1,170,923
Old Republic International Corp.:
3.88%, 8/26/2026	1,400,000	1,609,076
4.88%, 10/1/2024	634,000	725,505
PartnerRe Finance B LLC 3.70%, 7/2/2029	942,000	1,082,349
Primerica, Inc. 4.75%, 7/15/2022	491,000	522,468
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,640,000	1,715,456
3.10%, 11/15/2026	422,000	471,020
3.13%, 5/15/2023	388,000	412,153
3.30%, 9/15/2022	827,000	867,556
3.40%, 5/15/2025	969,000	1,073,129
3.70%, 5/15/2029	733,000	859,487
Progressive Corp.:
2.45%, 1/15/2027	632,000	682,522
3.20%, 3/26/2030	767,000	885,655
4.00%, 3/1/2029	827,000	992,640
6.63%, 3/1/2029	45,000	61,415
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	686,000	753,297
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (b)	1,106,000	1,276,689
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	586,000	627,325
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	692,000	745,893
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	762,000	815,553
Security Description	Principal Amount	Value
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b)	$ 3,000,000	$ 3,168,180
Series MTN, 1.50%, 3/10/2026	1,975,000	2,049,714
Series MTN, 2.10%, 3/10/2030 (a)	1,120,000	1,187,715
Series MTN, 3.50%, 5/15/2024 (a)	1,688,000	1,858,437
Series MTN, 3.88%, 3/27/2028 (a)	831,000	981,004
Prudential PLC 3.13%, 4/14/2030 (a)	1,360,000	1,544,647
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,756,000	1,927,473
3.90%, 5/15/2029	945,000	1,084,614
3.95%, 9/15/2026	723,000	828,095
Series MTN, 4.70%, 9/15/2023	266,000	294,818
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	331,000	364,150
3.70%, 4/1/2025	50,000	54,757
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (a)	694,000	782,714
Sompo International Holdings, Ltd. 4.70%, 10/15/2022 (a)	51,000	54,632
Swiss Re America Holding Corp. 7.00%, 2/15/2026	329,000	419,228
Trinity Acquisition PLC 4.40%, 3/15/2026	690,000	804,319
Unum Group:
4.00%, 3/15/2024	795,000	865,827
4.00%, 6/15/2029 (a)	638,000	718,643
4.50%, 3/15/2025	975,000	1,105,397
Voya Financial, Inc.:
3.13%, 7/15/2024	817,000	882,376
3.65%, 6/15/2026	1,068,000	1,220,596
W R Berkley Corp. 4.63%, 3/15/2022	223,000	233,601
Willis North America, Inc.:
2.95%, 9/15/2029	1,171,000	1,280,770
3.60%, 5/15/2024	802,000	875,985
4.50%, 9/15/2028	1,190,000	1,432,796
XLIT, Ltd. 4.45%, 3/31/2025	608,000	694,385
		170,609,361
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	859,000	903,161
3.40%, 12/6/2027 (a)	3,015,000	3,375,081
3.60%, 11/28/2024	2,378,000	2,618,226
Alphabet, Inc.:
0.45%, 8/15/2025	1,366,000	1,365,740
0.80%, 8/15/2027	2,607,000	2,590,446

259

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.10%, 8/15/2030	$ 1,970,000	$ 1,936,746
2.00%, 8/15/2026	2,521,000	2,700,243
3.38%, 2/25/2024	1,323,000	1,446,608
Amazon.com, Inc.:
0.40%, 6/3/2023	1,495,000	1,501,384
0.80%, 6/3/2025	1,584,000	1,607,443
1.20%, 6/3/2027	1,582,000	1,610,302
1.50%, 6/3/2030	6,020,000	6,129,564
2.40%, 2/22/2023	2,116,000	2,208,533
2.50%, 11/29/2022	1,468,000	1,523,432
2.80%, 8/22/2024	2,645,000	2,865,963
3.15%, 8/22/2027	4,747,000	5,400,140
3.80%, 12/5/2024	1,715,000	1,927,831
5.20%, 12/3/2025 (a)	1,149,000	1,395,081
Baidu, Inc.:
1.72%, 4/9/2026	1,000,000	1,018,760
2.38%, 10/9/2030 (a)	835,000	855,925
2.88%, 7/6/2022	650,000	667,940
3.08%, 4/7/2025 (a)	1,435,000	1,536,081
3.43%, 4/7/2030 (a)	750,000	833,077
3.50%, 11/28/2022	708,000	742,919
3.63%, 7/6/2027 (a)	682,000	753,351
3.88%, 9/29/2023	1,237,000	1,331,680
4.13%, 6/30/2025	780,000	872,859
4.38%, 5/14/2024	726,000	797,751
4.38%, 3/29/2028	685,000	789,634
4.88%, 11/14/2028	822,000	986,499
Booking Holdings, Inc.:
2.75%, 3/15/2023	813,000	853,252
3.55%, 3/15/2028	837,000	959,930
3.60%, 6/1/2026	1,508,000	1,714,822
3.65%, 3/15/2025	1,071,000	1,189,142
4.10%, 4/13/2025	1,350,000	1,533,195
4.50%, 4/13/2027	859,000	1,024,375
4.63%, 4/13/2030	1,662,000	2,061,196
E*TRADE Financial Corp.:
2.95%, 8/24/2022	1,129,000	1,173,234
3.80%, 8/24/2027	1,544,000	1,773,346
4.50%, 6/20/2028	1,274,000	1,536,864
eBay, Inc.:
1.90%, 3/11/2025	885,000	930,569
2.60%, 7/15/2022	1,659,000	1,705,751
2.70%, 3/11/2030	1,171,000	1,263,029
2.75%, 1/30/2023	1,306,000	1,366,625
3.45%, 8/1/2024 (a)	1,431,000	1,562,638
3.60%, 6/5/2027	884,000	1,006,814
3.80%, 3/9/2022	1,030,000	1,067,976
Expedia Group, Inc.:
3.25%, 2/15/2030	776,000	804,619
3.60%, 12/15/2023 (a) (d)	645,000	688,441
3.80%, 2/15/2028	1,109,000	1,185,865
4.50%, 8/15/2024 (a)	1,197,000	1,304,143
4.63%, 8/1/2027 (d)	878,000	980,954
5.00%, 2/15/2026	1,804,000	2,017,774
Security Description	Principal Amount	Value
JD.com, Inc.:
3.38%, 1/14/2030	$ 1,077,000	$ 1,171,625
3.88%, 4/29/2026	652,000	725,467
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	821,000	904,955
2.95%, 4/1/2022	984,000	1,012,536
3.30%, 4/1/2027	1,048,000	1,181,159
3.63%, 4/1/2025	1,126,000	1,254,330
3.75%, 4/1/2024	662,000	726,353
Tencent Music Entertainment Group:
1.38%, 9/3/2025	450,000	452,128
2.00%, 9/3/2030	580,000	575,830
Weibo Corp.:
3.38%, 7/8/2030	170,000	174,065
3.50%, 7/5/2024	831,000	870,348
		93,045,750
INVESTMENT COMPANY SECURITY — 0.4%
Ares Capital Corp.:
3.25%, 7/15/2025	737,000	779,849
3.50%, 2/10/2023	904,000	955,383
3.63%, 1/19/2022	903,000	927,029
3.88%, 1/15/2026	1,592,000	1,725,601
4.20%, 6/10/2024	882,000	960,383
4.25%, 3/1/2025	1,089,000	1,182,872
FS KKR Capital Corp.:
3.40%, 1/15/2026	3,000,000	2,981,400
4.13%, 2/1/2025	860,000	894,589
4.63%, 7/15/2024	497,000	523,793
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	700,000	714,238
3.75%, 2/10/2025	1,070,000	1,137,549
Golub Capital BDC, Inc. 3.38%, 4/15/2024	1,512,000	1,538,052
Main Street Capital Corp. 5.20%, 5/1/2024	100,000	108,468
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	590,000	611,258
Owl Rock Capital Corp.:
3.40%, 7/15/2026	3,100,000	3,138,130
3.75%, 7/22/2025	852,000	885,483
4.00%, 3/30/2025	681,000	710,651
4.25%, 1/15/2026	1,875,000	1,975,125
5.25%, 4/15/2024	573,000	620,370
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	649,000	672,572
		23,042,795
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	1,282,000	1,355,946
3.95%, 5/1/2028	552,000	651,476
4.00%, 8/1/2023	1,088,000	1,176,030

260

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 9/15/2022	$ 1,071,000	$ 1,126,285
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	1,671,000	1,699,708
2.15%, 8/15/2030	768,000	790,479
4.50%, 4/15/2023	775,000	836,365
Steel Dynamics, Inc.:
1.65%, 10/15/2027	325,000	334,022
2.40%, 6/15/2025	875,000	931,542
2.80%, 12/15/2024	664,000	713,641
5.00%, 12/15/2026	1,095,000	1,165,606
Vale Overseas, Ltd.:
3.75%, 7/8/2030	1,588,000	1,771,636
6.25%, 8/10/2026	2,265,000	2,814,036
		15,366,772
LEISURE TIME — 0.0% (e)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	497,000	541,159
LODGING — 0.5%
Choice Hotels International, Inc. 3.70%, 12/1/2029	774,000	846,408
Hyatt Hotels Corp.:
3.38%, 7/15/2023 (a)	293,000	307,861
4.38%, 9/15/2028	1,105,000	1,214,760
4.85%, 3/15/2026	564,000	632,295
5.38%, 4/23/2025	570,000	646,323
5.75%, 4/23/2030	376,000	461,405
Las Vegas Sands Corp.:
2.90%, 6/25/2025	927,000	970,949
3.20%, 8/8/2024	2,316,000	2,455,863
3.50%, 8/18/2026	874,000	937,033
3.90%, 8/8/2029	1,320,000	1,418,947
Marriott International, Inc.:
3.60%, 4/15/2024	970,000	1,037,085
3.75%, 3/15/2025	805,000	868,337
3.75%, 10/1/2025	461,000	500,291
4.63%, 6/15/2030	1,487,000	1,744,563
Series AA, 4.65%, 12/1/2028	393,000	452,948
Series EE, 5.75%, 5/1/2025	2,140,000	2,503,800
Series R, 3.13%, 6/15/2026	829,000	885,231
Series X, 4.00%, 4/15/2028	500,000	552,830
Series Z, 4.15%, 12/1/2023 (a)	660,000	711,546
Sands China, Ltd.:
3.80%, 1/8/2026 (d)	829,000	885,082
4.38%, 6/18/2030 (d)	998,000	1,111,892
4.60%, 8/8/2023	1,275,000	1,365,372
5.13%, 8/8/2025	1,497,000	1,678,571
5.40%, 8/8/2028	4,259,000	4,987,459
		29,176,851
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc. 2.88%, 5/8/2022	$ 1,863,000	$ 1,926,547
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	1,068,000	1,076,928
2.40%, 8/9/2026	488,000	531,066
Series MTN, 0.45%, 9/14/2023	1,495,000	1,500,128
Series MTN, 0.80%, 11/13/2025	1,222,000	1,230,053
Series MTN, 0.95%, 5/13/2022	1,172,000	1,183,005
Series MTN, 1.10%, 9/14/2027	1,125,000	1,137,623
Series MTN, 1.90%, 9/6/2022	1,355,000	1,392,506
Series MTN, 1.95%, 11/18/2022	483,000	498,132
Series MTN, 2.15%, 11/8/2024	1,333,000	1,415,273
Series MTN, 2.40%, 6/6/2022	729,000	751,191
Series MTN, 2.55%, 11/29/2022	1,149,000	1,198,775
Series MTN, 2.63%, 3/1/2023	721,000	756,545
Series MTN, 2.85%, 6/1/2022 (a)	484,000	501,656
Series MTN, 2.85%, 5/17/2024 (a)	1,192,000	1,284,630
Series MTN, 2.95%, 2/26/2022	625,000	644,150
Series MTN, 3.25%, 12/1/2024 (a)	750,000	827,828
Series MTN, 3.30%, 6/9/2024	862,000	942,287
Series MTN, 3.45%, 5/15/2023	852,000	914,094
Series MTN, 3.65%, 12/7/2023	1,527,000	1,675,516
Series MTN, 3.75%, 11/24/2023	1,014,000	1,111,364
Caterpillar, Inc.:
2.60%, 6/26/2022	975,000	1,002,388
2.60%, 9/19/2029 (a)	1,043,000	1,151,399
2.60%, 4/9/2030	1,113,000	1,225,758
3.40%, 5/15/2024 (a)	1,389,000	1,517,010
Oshkosh Corp. 4.60%, 5/15/2028	709,000	836,301
		28,232,153

261

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
1.88%, 1/15/2026 (a)	$ 1,030,000	$ 1,081,819
1.95%, 7/2/2023	691,000	712,393
4.20%, 1/15/2024	704,000	774,675
4.38%, 4/5/2022	1,131,000	1,182,664
CNH Industrial NV:
4.50%, 8/15/2023	1,062,000	1,159,258
Series MTN, 3.85%, 11/15/2027 (a)	254,000	286,207
Crane Co. 4.45%, 12/15/2023	139,000	152,302
Deere & Co.:
2.60%, 6/8/2022	808,000	830,107
2.75%, 4/15/2025 (a)	1,368,000	1,486,920
3.10%, 4/15/2030	1,718,000	1,964,688
Dover Corp.:
2.95%, 11/4/2029 (a)	392,000	425,124
3.15%, 11/15/2025 (a)	559,000	616,627
Flowserve Corp.:
3.50%, 9/15/2022	540,000	558,673
3.50%, 10/1/2030	1,075,000	1,150,357
4.00%, 11/15/2023	58,000	61,371
IDEX Corp. 3.00%, 5/1/2030	892,000	983,796
John Deere Capital Corp.:
2.80%, 1/27/2023	990,000	1,041,213
3.65%, 10/12/2023	641,000	700,055
Series GMTN, 3.45%, 6/7/2023	880,000	946,106
Series MTN, 0.40%, 10/10/2023	290,000	291,087
Series MTN, 0.55%, 7/5/2022	744,000	747,036
Series MTN, 0.70%, 7/5/2023 (a)	756,000	763,998
Series MTN, 1.20%, 4/6/2023	690,000	704,276
Series MTN, 1.75%, 3/9/2027	922,000	969,667
Series MTN, 1.95%, 6/13/2022	1,003,000	1,027,373
Series MTN, 2.05%, 1/9/2025	1,272,000	1,347,290
Series MTN, 2.15%, 9/8/2022	1,361,000	1,404,470
Series MTN, 2.25%, 9/14/2026	989,000	1,069,257
Series MTN, 2.45%, 1/9/2030 (a)	739,000	808,311
Series MTN, 2.60%, 3/7/2024	1,284,000	1,373,071
Series MTN, 2.65%, 1/6/2022	735,000	752,816
Series MTN, 2.65%, 6/24/2024	541,000	581,207
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026	$ 680,000	$ 744,804
Series MTN, 2.70%, 1/6/2023	733,000	768,448
Series MTN, 2.75%, 3/15/2022	1,274,000	1,311,838
Series MTN, 2.80%, 9/8/2027	857,000	953,344
Series MTN, 2.80%, 7/18/2029	804,000	898,792
Series MTN, 2.95%, 4/1/2022	1,071,000	1,106,825
Series MTN, 3.05%, 1/6/2028	431,000	483,237
Series MTN, 3.35%, 6/12/2024	1,041,000	1,141,196
Series MTN, 3.40%, 9/11/2025	519,000	582,837
Series MTN, 3.45%, 1/10/2024	617,000	672,629
Series MTN, 3.45%, 3/13/2025	1,258,000	1,409,916
Series MTN, 3.45%, 3/7/2029 (a)	270,000	313,929
nVent Finance Sarl:
3.95%, 4/15/2023	735,000	773,904
4.55%, 4/15/2028	1,038,000	1,127,237
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,737,000	1,842,280
2.29%, 4/5/2027	1,487,000	1,590,287
2.57%, 2/15/2030	1,774,000	1,904,371
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	27,118
3.50%, 3/1/2029 (a)	249,000	289,978
Wabtec Corp.:
3.45%, 11/15/2026	1,050,000	1,151,682
4.40%, 3/15/2024	852,000	932,548
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	650,000	700,680
4.95%, 9/15/2028	1,565,000	1,851,771
Xylem, Inc.:
1.95%, 1/30/2028	715,000	754,833
3.25%, 11/1/2026	673,000	756,634
		52,045,332
MEDIA — 2.2%
CBS Corp.:
2.90%, 1/15/2027	1,167,000	1,280,771
3.38%, 2/15/2028	745,000	836,866
3.50%, 1/15/2025	1,000,000	1,097,430
3.70%, 8/15/2024	870,000	953,085
4.00%, 1/15/2026	1,661,000	1,901,147
4.20%, 6/1/2029	1,394,000	1,665,983

262

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	$ 720,000	$ 759,341
3.75%, 2/15/2028	1,735,000	1,945,664
4.20%, 3/15/2028	1,430,000	1,646,488
4.46%, 7/23/2022	3,798,000	4,003,206
4.91%, 7/23/2025	4,746,000	5,510,011
5.05%, 3/30/2029	1,902,000	2,305,205
Class USD, 4.50%, 2/1/2024	1,230,000	1,365,398
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,593,000	1,864,782
Comcast Corp.:
2.35%, 1/15/2027	1,599,000	1,720,876
2.65%, 2/1/2030	2,658,000	2,899,346
3.00%, 2/1/2024	1,778,000	1,911,883
3.10%, 4/1/2025	1,710,000	1,880,624
3.15%, 3/1/2026	4,346,000	4,841,227
3.15%, 2/15/2028	2,045,000	2,297,721
3.30%, 2/1/2027	1,461,000	1,648,768
3.30%, 4/1/2027	1,344,000	1,528,787
3.38%, 2/15/2025	889,000	981,625
3.38%, 8/15/2025	2,015,000	2,248,196
3.40%, 4/1/2030	2,329,000	2,687,107
3.55%, 5/1/2028	1,408,000	1,621,974
3.60%, 3/1/2024	2,920,000	3,209,606
3.70%, 4/15/2024	2,091,000	2,304,805
3.95%, 10/15/2025	5,043,000	5,789,465
4.15%, 10/15/2028	4,468,000	5,358,517
4.25%, 10/15/2030	1,339,000	1,645,229
Discovery Communications LLC:
2.95%, 3/20/2023	796,000	838,244
3.45%, 3/15/2025	755,000	828,892
3.63%, 5/15/2030 (a)	1,150,000	1,316,002
3.80%, 3/13/2024	753,000	821,930
3.95%, 6/15/2025	864,000	971,050
3.95%, 3/20/2028	2,759,000	3,163,249
4.13%, 5/15/2029	370,000	431,805
4.90%, 3/11/2026	809,000	953,520
Fox Corp.:
3.05%, 4/7/2025	1,844,000	2,018,018
4.03%, 1/25/2024	1,480,000	1,629,125
4.71%, 1/25/2029	2,699,000	3,277,099
FOX Corp. 3.50%, 4/8/2030 (a)	1,088,000	1,238,938
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	113,937
6.63%, 3/18/2025	675,000	821,765
TCI Communications, Inc.:
7.13%, 2/15/2028	830,000	1,146,612
7.88%, 2/15/2026	127,000	170,511
Security Description	Principal Amount	Value
Thomson Reuters Corp.:
3.35%, 5/15/2026	$ 1,435,000	$ 1,608,434
4.30%, 11/23/2023	950,000	1,041,428
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,223,000	1,429,846
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	1,481,000	1,642,799
Series GMTN, 3.15%, 9/17/2025	721,000	799,863
Series MTN, 1.85%, 7/30/2026	1,469,000	1,548,311
Series MTN, 2.35%, 12/1/2022	1,392,000	1,446,051
Series MTN, 2.45%, 3/4/2022	661,000	677,578
Series MTN, 2.55%, 2/15/2022	734,000	751,917
Series MTN, 2.95%, 6/15/2027 (a)	1,217,000	1,356,310
Viacom, Inc. 4.95%, 1/15/2031	817,000	1,025,139
ViacomCBS, Inc.:
3.70%, 6/1/2028	405,000	462,506
3.88%, 4/1/2024	877,000	958,236
4.75%, 5/15/2025	1,536,000	1,783,235
7.88%, 7/30/2030	700,000	1,049,510
Walt Disney Co.:
1.65%, 9/1/2022	1,107,000	1,130,978
1.75%, 8/30/2024 (a)	2,077,000	2,164,545
1.75%, 1/13/2026	2,053,000	2,149,429
2.00%, 9/1/2029	2,493,000	2,599,576
2.20%, 1/13/2028	1,202,000	1,283,856
3.00%, 9/15/2022	1,594,000	1,664,885
3.35%, 3/24/2025	2,195,000	2,433,706
3.38%, 11/15/2026	811,000	914,743
3.70%, 9/15/2024	869,000	962,921
3.70%, 10/15/2025	3,101,000	3,504,130
3.70%, 3/23/2027	1,659,000	1,920,110
3.80%, 3/22/2030	1,648,000	1,961,796
4.00%, 10/1/2023	375,000	408,559
		132,132,227
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,075,000	1,116,871
3.25%, 6/15/2025 (a)	1,370,000	1,514,562
Timken Co. 3.88%, 9/1/2024	833,000	890,894
		3,522,327
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030 (a)	380,000	407,094

263

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	$ 50,000	$ 51,430
3.85%, 9/30/2023	982,000	1,073,621
6.42%, 3/1/2026 (a)	580,000	735,040
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	447,000	518,963
5.95%, 3/15/2024	694,000	790,140
Newmont Corp.:
2.25%, 10/1/2030	100,000	105,320
2.80%, 10/1/2029	2,151,000	2,351,538
3.50%, 3/15/2022	188,000	193,070
3.70%, 3/15/2023	226,000	238,450
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	2,866,000	3,237,204
Southern Copper Corp.:
3.50%, 11/8/2022	604,000	635,825
3.88%, 4/23/2025 (a)	724,000	804,378
Teck Resources, Ltd. 3.90%, 7/15/2030	857,000	954,124
		12,096,197
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
1.75%, 2/14/2023	864,000	890,067
2.00%, 2/14/2025 (a)	1,351,000	1,432,357
2.38%, 8/26/2029	1,524,000	1,649,654
2.65%, 4/15/2025	811,000	881,314
2.88%, 10/15/2027	1,103,000	1,229,889
3.05%, 4/15/2030 (a)	661,000	752,218
Series MTN, 2.00%, 6/26/2022	711,000	729,514
Series MTN, 2.25%, 3/15/2023	1,305,000	1,359,223
Series MTN, 2.25%, 9/19/2026	1,526,000	1,646,508
Series MTN, 2.75%, 3/1/2022	430,000	441,546
Series MTN, 3.00%, 8/7/2025	851,000	944,550
Series MTN, 3.25%, 2/14/2024 (a)	904,000	980,912
Series MTN, 3.38%, 3/1/2029	952,000	1,101,512
Series MTN, 3.63%, 9/14/2028	580,000	677,295
Carlisle Cos., Inc.:
2.75%, 3/1/2030	1,299,000	1,394,009
3.50%, 12/1/2024	807,000	884,262
3.75%, 11/15/2022	128,000	134,173
3.75%, 12/1/2027	482,000	545,648
Eaton Corp.:
2.75%, 11/2/2022	3,586,000	3,742,529
3.10%, 9/15/2027	696,000	779,736
Security Description	Principal Amount	Value
General Electric Co.:
3.38%, 3/11/2024	$ 997,000	$ 1,080,618
3.45%, 5/1/2027	1,112,500	1,253,999
3.63%, 5/1/2030 (a)	1,677,000	1,911,562
Class MTN, 5.55%, 1/5/2026	338,000	410,643
Series GMTN, 3.10%, 1/9/2023	2,000	2,103
Series GMTN, 3.45%, 5/15/2024	1,521,000	1,658,164
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,704,000	1,887,129
3.50%, 3/1/2024	1,126,000	1,227,430
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,032,000	1,107,450
3.25%, 3/1/2027	1,010,000	1,126,675
3.25%, 6/14/2029	1,043,000	1,183,617
Series MTN, 3.30%, 11/21/2024	563,000	616,367
Series MTN, 3.50%, 9/15/2022	205,000	215,398
Pentair Finance Sarl 4.50%, 7/1/2029	405,000	481,225
Textron, Inc.:
3.00%, 6/1/2030	1,096,000	1,177,225
3.38%, 3/1/2028 (a)	20,000	21,974
3.65%, 3/15/2027	1,160,000	1,281,533
3.88%, 3/1/2025	363,000	397,667
3.90%, 9/17/2029	374,000	426,741
4.00%, 3/15/2026	406,000	457,444
4.30%, 3/1/2024	637,000	697,165
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	826,000	901,389
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	986,000	1,148,148
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	1,264,000	1,427,991
3.55%, 11/1/2024	546,000	603,335
3.80%, 3/21/2029	1,031,000	1,209,662
		46,109,570
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 4.07%, 3/17/2022 (a)	158,000	162,320
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	566,000	661,750
OIL & GAS — 3.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	2,344,000	2,359,658

264

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.52%, 9/19/2022	$ 1,064,000	$ 1,101,283
2.75%, 5/10/2023	1,344,000	1,417,490
2.94%, 4/6/2023	1,304,000	1,377,233
3.02%, 1/16/2027 (a)	1,661,000	1,835,671
3.12%, 5/4/2026	1,490,000	1,649,236
3.19%, 4/6/2025	963,000	1,059,213
3.22%, 11/28/2023	1,380,000	1,482,092
3.22%, 4/14/2024	1,237,000	1,337,036
3.25%, 5/6/2022	2,192,000	2,278,233
3.41%, 2/11/2026	2,429,000	2,723,492
3.54%, 4/6/2027	688,000	782,621
3.59%, 4/14/2027 (a)	954,000	1,084,383
3.63%, 4/6/2030 (a)	1,722,000	2,003,461
3.79%, 2/6/2024	2,353,000	2,572,747
3.80%, 9/21/2025	1,333,000	1,511,729
3.94%, 9/21/2028 (a)	450,000	529,097
4.23%, 11/6/2028	2,711,000	3,237,205
BP Capital Markets PLC:
2.50%, 11/6/2022	956,000	993,819
2.75%, 5/10/2023	1,205,000	1,267,937
3.06%, 3/17/2022	1,664,000	1,716,982
3.25%, 5/6/2022	428,000	444,178
3.28%, 9/19/2027	1,918,000	2,159,399
3.51%, 3/17/2025	1,252,000	1,397,407
3.54%, 11/4/2024	518,000	574,519
3.72%, 11/28/2028 (a)	1,478,000	1,711,317
3.81%, 2/10/2024	1,367,000	1,500,802
3.99%, 9/26/2023	1,648,000	1,804,840
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (a)	589,000	618,315
2.95%, 1/15/2023	1,375,000	1,438,525
2.95%, 7/15/2030	1,499,000	1,603,210
3.80%, 4/15/2024 (a)	1,075,000	1,165,709
3.85%, 6/1/2027	1,626,000	1,826,762
3.90%, 2/1/2025	957,000	1,058,030
Chevron Corp.:
1.14%, 5/11/2023 (a)	1,300,000	1,326,728
1.55%, 5/11/2025	3,309,000	3,444,239
2.00%, 5/11/2027	1,107,000	1,173,940
2.24%, 5/11/2030 (a)	1,529,000	1,639,501
2.36%, 12/5/2022	2,666,000	2,760,110
2.41%, 3/3/2022	861,000	879,357
2.50%, 3/3/2022	796,000	815,024
2.57%, 5/16/2023	864,000	906,630
2.90%, 3/3/2024 (a)	1,484,000	1,590,982
2.95%, 5/16/2026	1,961,000	2,176,867
3.19%, 6/24/2023	3,594,000	3,826,424
3.33%, 11/17/2025	1,097,000	1,233,412
Chevron USA, Inc.:
0.33%, 8/12/2022	1,556,000	1,558,365
0.43%, 8/11/2023	1,550,000	1,554,650
0.69%, 8/12/2025 (a)	3,080,000	3,098,942
1.02%, 8/12/2027 (a)	1,151,000	1,152,623
Security Description	Principal Amount	Value
Cimarex Energy Co.:
3.90%, 5/15/2027	$ 1,316,000	$ 1,453,864
4.38%, 6/1/2024	764,000	833,195
4.38%, 3/15/2029	742,000	842,927
Concho Resources, Inc.:
3.75%, 10/1/2027	1,239,000	1,417,106
4.30%, 8/15/2028 (a)	1,007,000	1,192,922
ConocoPhillips Co.:
2.40%, 12/15/2022	329,000	340,196
3.35%, 11/15/2024	1,083,000	1,186,112
4.95%, 3/15/2026 (a)	1,855,000	2,227,298
6.95%, 4/15/2029	1,946,000	2,727,689
Diamondback Energy, Inc.:
2.88%, 12/1/2024 (a)	1,172,000	1,231,034
3.25%, 12/1/2026	829,000	885,994
3.50%, 12/1/2029 (a)	1,027,000	1,097,719
4.75%, 5/31/2025 (a)	747,000	840,203
5.38%, 5/31/2025	1,906,000	1,978,885
Eni USA, Inc. 7.30%, 11/15/2027	691,000	921,794
EOG Resources, Inc.:
2.63%, 3/15/2023	1,721,000	1,797,223
3.15%, 4/1/2025	717,000	788,693
4.15%, 1/15/2026 (a)	1,101,000	1,279,340
4.38%, 4/15/2030 (a)	1,000,000	1,218,860
Exxon Mobil Corp.:
1.57%, 4/15/2023	5,576,000	5,740,269
1.90%, 8/16/2022 (a)	818,000	839,603
2.02%, 8/16/2024 (a)	1,961,000	2,064,070
2.28%, 8/16/2026 (a)	1,588,000	1,709,228
2.44%, 8/16/2029 (a)	1,342,000	1,457,009
2.61%, 10/15/2030 (a)	1,980,000	2,162,219
2.71%, 3/6/2025	2,434,000	2,629,182
2.73%, 3/1/2023	1,674,000	1,754,168
2.99%, 3/19/2025	3,304,000	3,617,384
3.04%, 3/1/2026	3,449,000	3,823,044
3.18%, 3/15/2024	1,593,000	1,719,930
3.29%, 3/19/2027	1,648,000	1,878,160
3.48%, 3/19/2030	3,112,000	3,612,721
Helmerich & Payne, Inc. 4.65%, 3/15/2025 (a)	694,000	771,020
Hess Corp.:
3.50%, 7/15/2024	1,353,000	1,428,173
4.30%, 4/1/2027	777,000	856,371
HollyFrontier Corp.:
4.50%, 10/1/2030	500,000	527,115
5.88%, 4/1/2026	1,434,000	1,609,220
Husky Energy, Inc.:
3.95%, 4/15/2022	1,769,000	1,823,591
4.00%, 4/15/2024	10,000	10,727
4.40%, 4/15/2029	713,000	793,790
Marathon Oil Corp.:
2.80%, 11/1/2022	457,000	469,750
3.85%, 6/1/2025	1,104,000	1,183,157
4.40%, 7/15/2027 (a)	1,649,000	1,831,445

265

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
3.63%, 9/15/2024	$ 772,000	$ 839,589
3.80%, 4/1/2028	680,000	758,084
4.50%, 5/1/2023	1,773,000	1,925,850
4.70%, 5/1/2025	1,333,000	1,527,938
4.75%, 12/15/2023	1,038,000	1,151,443
5.13%, 4/1/2024	34,000	34,658
5.13%, 12/15/2026	1,356,000	1,617,274
Noble Energy, Inc.:
3.25%, 10/15/2029	1,085,000	1,231,594
3.85%, 1/15/2028	750,000	868,530
3.90%, 11/15/2024	1,053,000	1,170,483
Phillips 66:
0.90%, 2/15/2024	535,000	536,477
1.30%, 2/15/2026 (a)	1,350,000	1,372,491
3.70%, 4/6/2023	1,735,000	1,858,254
3.85%, 4/9/2025	1,638,000	1,844,454
3.90%, 3/15/2028 (a)	1,021,000	1,177,203
4.30%, 4/1/2022	2,057,000	2,155,839
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	1,239,000	1,228,320
4.45%, 1/15/2026 (a)	786,000	908,907
Shell International Finance B.V.:
0.38%, 9/15/2023	1,400,000	1,403,066
2.00%, 11/7/2024	1,693,000	1,783,948
2.25%, 1/6/2023	1,258,000	1,306,748
2.38%, 8/21/2022	55,000	56,904
2.38%, 4/6/2025	2,073,000	2,222,401
2.38%, 11/7/2029	1,998,000	2,149,069
2.50%, 9/12/2026 (a)	2,824,000	3,094,709
2.75%, 4/6/2030	3,811,000	4,213,861
2.88%, 5/10/2026 (a)	2,221,000	2,456,804
3.25%, 5/11/2025	3,080,000	3,418,153
3.40%, 8/12/2023	1,440,000	1,556,107
3.50%, 11/13/2023	1,155,000	1,256,906
3.88%, 11/13/2028	1,905,000	2,257,349
Suncor Energy, Inc.:
2.80%, 5/15/2023	847,000	891,798
3.10%, 5/15/2025	1,325,000	1,451,193
3.60%, 12/1/2024	1,056,000	1,165,444
Tosco Corp. 8.13%, 2/15/2030	161,000	237,023
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,639,000	1,740,241
Total Capital International SA:
2.43%, 1/10/2025	1,727,000	1,842,899
2.70%, 1/25/2023	1,583,000	1,660,804
2.83%, 1/10/2030 (a)	2,873,000	3,210,549
2.88%, 2/17/2022	1,949,000	2,005,560
3.70%, 1/15/2024	1,802,000	1,978,073
3.75%, 4/10/2024	1,915,000	2,121,150
Total Capital SA 3.88%, 10/11/2028	252,000	299,008
Security Description	Principal Amount	Value
Valero Energy Corp.:
1.20%, 3/15/2024	$ 1,558,000	$ 1,569,467
2.15%, 9/15/2027	1,000,000	1,023,340
2.70%, 4/15/2023	1,664,000	1,737,632
2.85%, 4/15/2025 (a)	1,460,000	1,557,674
3.40%, 9/15/2026	1,685,000	1,849,288
4.00%, 4/1/2029 (a)	1,364,000	1,534,964
4.35%, 6/1/2028	1,130,000	1,288,392
		227,881,737
OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,037,000	1,083,271
3.14%, 11/7/2029 (a)	379,000	416,627
3.34%, 12/15/2027	1,783,000	2,002,951
4.49%, 5/1/2030	1,718,000	2,068,627
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,156,000	1,225,163
3.50%, 8/1/2023 (a)	1,539,000	1,641,159
3.80%, 11/15/2025 (a)	826,000	926,111
National Oilwell Varco, Inc. 3.60%, 12/1/2029 (a)	1,011,000	1,056,343
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025	450,000	463,059
Schlumberger Investment SA:
2.65%, 6/26/2030	1,773,000	1,896,915
3.65%, 12/1/2023	1,428,000	1,549,537
TechnipFMC PLC 3.45%, 10/1/2022	652,000	674,364
		15,004,127
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	240,000	285,166
Bemis Co., Inc.:
2.63%, 6/19/2030 (a)	1,000,000	1,083,270
3.10%, 9/15/2026	555,000	594,255
Berry Global, Inc. 1.57%, 1/15/2026 (d)	1,275,000	1,286,258
Packaging Corp. of America:
3.00%, 12/15/2029	1,134,000	1,263,424
3.40%, 12/15/2027	430,000	484,240
3.65%, 9/15/2024	597,000	653,643
4.50%, 11/1/2023	925,000	1,020,331
Sonoco Products Co. 3.13%, 5/1/2030 (a)	1,101,000	1,224,521
WestRock MWV LLC 8.20%, 1/15/2030	470,000	671,527
WestRock RKT LLC:
4.00%, 3/1/2023	633,000	673,006
4.90%, 3/1/2022	562,000	591,235

266

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
WRKCo, Inc.:
3.00%, 9/15/2024	$ 744,000	$ 800,023
3.38%, 9/15/2027	1,066,000	1,190,861
3.75%, 3/15/2025	1,681,000	1,873,996
3.90%, 6/1/2028	886,000	1,026,732
4.00%, 3/15/2028 (a)	1,073,000	1,240,581
4.65%, 3/15/2026	1,013,000	1,191,541
4.90%, 3/15/2029	741,000	915,231
		18,069,841
PHARMACEUTICALS — 6.0%
AbbVie, Inc.:
2.30%, 11/21/2022	11,065,000	11,468,762
2.60%, 11/21/2024	4,497,000	4,819,930
2.80%, 3/15/2023	823,000	858,726
2.85%, 5/14/2023	1,679,000	1,767,416
2.90%, 11/6/2022	8,449,000	8,841,541
2.95%, 11/21/2026	5,440,000	6,024,256
3.20%, 11/6/2022	2,459,000	2,573,589
3.20%, 5/14/2026	2,209,000	2,453,227
3.20%, 11/21/2029	5,087,000	5,729,997
3.25%, 10/1/2022	1,920,000	1,999,814
3.45%, 3/15/2022	3,827,000	3,944,986
3.60%, 5/14/2025	4,258,000	4,748,138
3.75%, 11/14/2023	100,000	109,065
3.80%, 3/15/2025	3,706,000	4,138,453
3.85%, 6/15/2024	1,276,000	1,405,323
4.25%, 11/14/2028	2,387,000	2,861,774
AmerisourceBergen Corp.:
2.80%, 5/15/2030	750,000	815,835
3.25%, 3/1/2025	1,786,000	1,957,706
3.40%, 5/15/2024	1,041,000	1,131,328
3.45%, 12/15/2027	1,515,000	1,725,024
AstraZeneca PLC:
0.70%, 4/8/2026	1,511,000	1,502,402
1.38%, 8/6/2030	1,792,000	1,770,639
2.38%, 6/12/2022	942,000	968,885
3.13%, 6/12/2027	1,012,000	1,138,925
3.38%, 11/16/2025	2,777,000	3,121,043
3.50%, 8/17/2023	1,331,000	1,434,738
4.00%, 1/17/2029	1,600,000	1,909,280
Becton Dickinson & Co.:
3.70%, 6/6/2027	1,650,000	1,887,666
3.73%, 12/15/2024	1,914,000	2,119,985
Becton Dickinson and Co.:
2.82%, 5/20/2030	954,000	1,049,142
2.89%, 6/6/2022	2,986,000	3,082,000
3.36%, 6/6/2024	2,316,000	2,512,258
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	985,000	986,546
0.75%, 11/13/2025 (a)	1,450,000	1,459,860
1.13%, 11/13/2027 (a)	1,574,000	1,588,685
1.45%, 11/13/2030	1,000,000	1,004,090
2.00%, 8/1/2022	650,000	667,323
2.60%, 5/16/2022	2,204,000	2,274,175
Security Description	Principal Amount	Value
2.75%, 2/15/2023	$ 2,597,000	$ 2,722,955
2.90%, 7/26/2024	4,412,000	4,788,255
3.20%, 6/15/2026	3,003,000	3,378,946
3.25%, 8/15/2022	2,125,000	2,226,363
3.25%, 2/20/2023	701,000	742,429
3.25%, 11/1/2023 (a)	386,000	417,868
3.25%, 2/27/2027 (a)	671,000	760,055
3.40%, 7/26/2029	5,224,000	6,072,743
3.45%, 11/15/2027	1,230,000	1,416,923
3.55%, 8/15/2022	1,432,000	1,506,622
3.63%, 5/15/2024	1,417,000	1,554,336
3.88%, 8/15/2025	3,185,000	3,632,588
3.90%, 2/20/2028	1,971,000	2,339,360
4.00%, 8/15/2023	1,444,000	1,581,267
7.15%, 6/15/2023	189,000	219,782
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,720,000	1,770,774
3.08%, 6/15/2024	804,000	864,750
3.20%, 3/15/2023	1,100,000	1,164,196
3.41%, 6/15/2027 (a)	1,537,000	1,734,551
3.50%, 11/15/2024	625,000	684,606
3.75%, 9/15/2025	1,121,000	1,265,777
Cigna Corp.:
2.40%, 3/15/2030	1,930,000	2,054,041
3.00%, 7/15/2023	1,582,000	1,675,623
3.05%, 11/30/2022	704,000	736,525
3.05%, 10/15/2027	699,000	779,742
3.25%, 4/15/2025	1,326,000	1,456,850
3.40%, 3/1/2027	1,733,000	1,957,008
3.75%, 7/15/2023	5,394,000	5,825,898
3.90%, 2/15/2022	1,287,000	1,336,331
4.13%, 11/15/2025	3,063,000	3,523,675
4.38%, 10/15/2028	4,934,000	5,957,065
4.50%, 2/25/2026	356,000	416,160
CVS Health Corp.:
1.30%, 8/21/2027	4,221,000	4,248,690
1.75%, 8/21/2030	1,462,000	1,468,345
2.63%, 8/15/2024	1,283,000	1,374,529
2.75%, 12/1/2022	3,002,000	3,121,209
2.88%, 6/1/2026	2,129,000	2,338,749
3.00%, 8/15/2026	1,995,000	2,209,961
3.25%, 8/15/2029	2,198,000	2,475,190
3.38%, 8/12/2024 (a)	944,000	1,030,735
3.50%, 7/20/2022	2,975,000	3,105,275
3.63%, 4/1/2027	960,000	1,092,893
3.70%, 3/9/2023	1,674,000	1,790,326
3.75%, 4/1/2030	1,619,000	1,887,560
3.88%, 7/20/2025	4,190,000	4,745,007
4.10%, 3/25/2025	1,597,000	1,811,349
4.30%, 3/25/2028	12,291,000	14,567,908
4.75%, 12/1/2022	1,142,000	1,222,934
6.25%, 6/1/2027	336,000	431,622
Eli Lilly & Co.:
2.35%, 5/15/2022	2,085,000	2,142,067
2.75%, 6/1/2025	1,108,000	1,210,468

267

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 5/15/2027	$ 290,000	$ 326,099
3.38%, 3/15/2029	1,367,000	1,587,907
5.50%, 3/15/2027	55,000	69,078
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	2,051,000	2,061,255
2.85%, 5/8/2022	2,165,000	2,239,260
2.88%, 6/1/2022	3,225,000	3,336,553
3.00%, 6/1/2024	1,456,000	1,573,470
3.38%, 6/1/2029 (a)	1,070,000	1,244,282
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,490,000	1,571,578
3.38%, 5/15/2023	2,019,000	2,162,874
3.63%, 5/15/2025 (a)	1,326,000	1,494,190
3.88%, 5/15/2028	1,943,000	2,312,189
Johnson & Johnson:
0.55%, 9/1/2025	1,543,000	1,549,110
0.95%, 9/1/2027	1,875,000	1,882,500
1.30%, 9/1/2030	3,627,000	3,647,057
2.05%, 3/1/2023	623,000	644,836
2.25%, 3/3/2022	1,375,000	1,404,961
2.45%, 3/1/2026	2,677,000	2,912,362
2.63%, 1/15/2025	1,104,000	1,195,345
2.90%, 1/15/2028 (a)	1,965,000	2,219,075
2.95%, 3/3/2027 (a)	1,427,000	1,599,524
3.38%, 12/5/2023	863,000	942,284
Mckesson Corp. 0.90%, 12/3/2025	1,620,000	1,628,213
McKesson Corp.:
2.70%, 12/15/2022	283,000	293,853
2.85%, 3/15/2023	548,000	572,578
3.80%, 3/15/2024 (a)	1,328,000	1,456,285
3.95%, 2/16/2028	1,067,000	1,245,040
4.75%, 5/30/2029	1,079,000	1,327,990
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (a)	1,022,000	1,178,325
Merck & Co., Inc.:
0.75%, 2/24/2026	1,849,000	1,865,586
1.45%, 6/24/2030	1,742,000	1,761,981
2.35%, 2/10/2022	1,775,000	1,815,470
2.75%, 2/10/2025 (a)	3,597,000	3,912,133
2.80%, 5/18/2023	3,178,000	3,367,886
2.90%, 3/7/2024	2,136,000	2,302,693
3.40%, 3/7/2029	1,007,000	1,171,262
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	506,000	671,067
Mylan, Inc.:
4.20%, 11/29/2023	1,583,000	1,730,583
4.55%, 4/15/2028	785,000	934,927
Novartis Capital Corp.:
1.75%, 2/14/2025	2,654,000	2,782,639
2.00%, 2/14/2027	2,308,000	2,460,097
2.20%, 8/14/2030	3,221,000	3,464,121
2.40%, 5/17/2022	574,000	589,819
2.40%, 9/21/2022	50,000	51,873
3.00%, 11/20/2025	2,543,000	2,815,254
Security Description	Principal Amount	Value
3.10%, 5/17/2027	$ 1,158,000	$ 1,301,198
3.40%, 5/6/2024	2,846,000	3,125,591
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030	890,000	954,249
3.90%, 12/15/2024	758,000	833,307
4.38%, 3/15/2026	1,097,000	1,242,693
Pfizer, Inc.:
0.80%, 5/28/2025	961,000	975,136
1.70%, 5/28/2030	3,283,000	3,395,016
2.63%, 4/1/2030	1,548,000	1,716,717
2.75%, 6/3/2026	1,667,000	1,842,485
2.80%, 3/11/2022	1,398,000	1,439,954
2.95%, 3/15/2024 (a)	1,055,000	1,138,461
3.00%, 6/15/2023	603,000	642,677
3.00%, 12/15/2026	1,870,000	2,110,463
3.20%, 9/15/2023	1,490,000	1,604,834
3.40%, 5/15/2024	728,000	800,407
3.45%, 3/15/2029	2,389,000	2,788,608
3.60%, 9/15/2028 (a)	1,440,000	1,697,443
Pharmacia LLC 6.60%, 12/1/2028	915,000	1,270,725
Sanofi:
3.38%, 6/19/2023	873,000	936,973
3.63%, 6/19/2028	1,837,000	2,145,781
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	5,873,000	6,224,910
3.20%, 9/23/2026	4,157,000	4,648,856
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	2,988,000	3,052,272
4.40%, 11/26/2023	1,537,000	1,702,796
5.00%, 11/26/2028	1,218,000	1,513,645
Upjohn, Inc.:
1.65%, 6/22/2025 (d)	947,000	979,009
2.30%, 6/22/2027 (d)	1,057,000	1,122,545
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,762,000	3,160,419
Viatris, Inc.:
1.13%, 6/22/2022 (d)	1,555,000	1,569,430
2.70%, 6/22/2030 (d)	1,617,000	1,715,217
Wyeth LLC 6.45%, 2/1/2024	582,000	686,626
Zoetis, Inc.:
2.00%, 5/15/2030	1,922,000	1,990,404
3.00%, 9/12/2027	418,000	467,909
3.25%, 2/1/2023	1,048,000	1,103,093
3.90%, 8/20/2028	1,055,000	1,243,666
4.50%, 11/13/2025	929,000	1,084,459
		360,294,851

268

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 3.1%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	$ 9,000	$ 8,142
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	412,000	429,423
4.45%, 7/15/2027	1,141,000	1,286,386
4.80%, 5/3/2029	369,000	422,501
4.95%, 12/15/2024	991,000	1,107,799
5.95%, 6/1/2026	903,000	1,072,583
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,148,000	1,276,874
5.13%, 6/30/2027	2,758,000	3,268,340
5.88%, 3/31/2025	1,715,000	1,995,711
7.00%, 6/30/2024	1,719,000	2,007,517
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	763,000	878,488
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	1,081,000	1,103,215
4.15%, 9/15/2029	942,000	928,153
4.40%, 3/15/2027	1,130,000	1,144,238
4.95%, 5/15/2028	1,599,000	1,638,591
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	741,000	902,316
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	819,000	877,599
2.90%, 7/15/2022	1,378,009	1,429,781
3.13%, 11/15/2029 (a)	1,362,000	1,503,376
3.50%, 6/10/2024	858,000	931,436
3.70%, 7/15/2027	995,000	1,135,395
4.00%, 10/1/2023	1,420,000	1,545,769
4.25%, 12/1/2026	782,000	916,027
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	1,249,000	1,321,467
3.60%, 2/1/2023	899,000	940,264
3.75%, 5/15/2030	1,837,000	1,979,717
4.05%, 3/15/2025 (a)	845,000	927,734
4.20%, 4/15/2027	867,000	953,717
4.25%, 3/15/2023	1,112,000	1,181,200
4.50%, 4/15/2024	2,086,000	2,285,380
4.75%, 1/15/2026	1,137,000	1,287,573
4.90%, 2/1/2024	1,490,000	1,630,313
5.20%, 2/1/2022	1,345,000	1,393,326
5.25%, 4/15/2029	2,069,000	2,414,854
5.50%, 6/1/2027	699,000	819,109
5.88%, 1/15/2024	1,294,000	1,453,770
Series 5Y, 4.20%, 9/15/2023	727,000	784,673
Energy Transfer Partners L.P. 4.95%, 6/15/2028 (a)	1,406,000	1,617,800
Security Description	Principal Amount	Value
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	$ 630,000	$ 682,290
5.00%, 10/1/2022	1,840,000	1,952,074
5.88%, 3/1/2022	1,381,000	1,444,264
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,092,000	2,270,720
3.13%, 7/31/2029	1,566,000	1,739,434
3.35%, 3/15/2023	1,446,000	1,528,639
3.50%, 2/1/2022	1,629,000	1,683,897
3.70%, 2/15/2026	558,000	631,991
3.75%, 2/15/2025	1,293,000	1,448,496
3.90%, 2/15/2024	1,266,000	1,386,574
3.95%, 2/15/2027	1,101,000	1,274,947
4.05%, 2/15/2022	1,394,000	1,451,015
4.15%, 10/16/2028	2,211,000	2,620,477
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	685,000	683,890
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (a) (b)	697,000	670,577
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	513,000	519,418
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	1,158,000	1,220,034
3.50%, 9/1/2023	955,000	1,022,719
3.95%, 9/1/2022 (a)	1,865,000	1,957,094
4.15%, 2/1/2024	1,074,000	1,176,320
4.25%, 9/1/2024	932,000	1,041,622
4.30%, 5/1/2024 (a)	767,000	849,821
Kinder Morgan, Inc.:
3.15%, 1/15/2023	2,022,000	2,126,072
4.30%, 6/1/2025	1,641,000	1,873,415
4.30%, 3/1/2028	1,148,000	1,347,017
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030 (a)	1,093,000	1,231,275
5.00%, 3/1/2026 (a)	704,000	839,928
MPLX L.P.:
1.75%, 3/1/2026	2,638,000	2,728,404
2.65%, 8/15/2030	1,417,000	1,488,488
3.38%, 3/15/2023 (a)	1,186,000	1,255,262
4.00%, 2/15/2025	702,000	782,870
4.00%, 3/15/2028 (a)	1,482,000	1,705,767
4.25%, 12/1/2027	1,221,000	1,427,056
4.50%, 7/15/2023	820,000	893,423
4.80%, 2/15/2029	1,687,000	2,026,745
4.88%, 12/1/2024	1,811,000	2,077,380
4.88%, 6/1/2025	3,222,000	3,722,087
5.25%, 1/15/2025	1,080,000	1,109,808

269

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Northwest Pipeline LLC 4.00%, 4/1/2027	$ 604,000	$ 687,346
ONEOK Partners L.P.:
3.38%, 10/1/2022	1,014,000	1,056,122
4.90%, 3/15/2025	691,000	785,536
5.00%, 9/15/2023	515,000	564,249
ONEOK, Inc.:
2.20%, 9/15/2025	823,000	851,089
2.75%, 9/1/2024	624,000	658,651
3.10%, 3/15/2030 (a)	1,129,000	1,198,998
3.40%, 9/1/2029	817,000	876,649
4.00%, 7/13/2027	826,000	920,048
4.25%, 2/1/2022	1,071,100	1,103,265
4.35%, 3/15/2029	669,000	757,770
4.55%, 7/15/2028	1,147,000	1,311,778
5.85%, 1/15/2026	943,000	1,129,337
Phillips 66 Partners L.P.:
3.15%, 12/15/2029 (a)	899,000	938,124
3.55%, 10/1/2026	665,000	728,647
3.61%, 2/15/2025 (a)	695,000	753,304
3.75%, 3/1/2028	1,030,000	1,120,269
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	306,000	316,211
3.55%, 12/15/2029	1,364,000	1,428,122
3.60%, 11/1/2024	420,000	448,489
3.65%, 6/1/2022	861,000	887,097
3.80%, 9/15/2030 (a)	1,110,000	1,189,243
3.85%, 10/15/2023	572,000	611,405
4.50%, 12/15/2026	839,000	940,376
4.65%, 10/15/2025	1,462,000	1,634,458
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,693,000	1,942,870
4.50%, 5/15/2030 (d)	4,881,000	5,802,240
5.00%, 3/15/2027	2,371,000	2,798,230
5.63%, 4/15/2023	1,182,000	1,296,666
5.63%, 3/1/2025	2,249,000	2,625,775
5.75%, 5/15/2024	2,553,000	2,921,092
5.88%, 6/30/2026	1,796,000	2,172,046
6.25%, 3/15/2022	1,050,000	1,105,041
Spectra Energy Partners L.P.:
3.38%, 10/15/2026 (a)	853,000	952,673
3.50%, 3/15/2025	645,000	714,563
4.75%, 3/15/2024	1,224,000	1,369,301
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	828,000	906,966
4.00%, 10/1/2027	983,000	1,074,783
4.25%, 4/1/2024	535,000	578,827
4.65%, 2/15/2022	711,000	741,111
5.95%, 12/1/2025	600,000	704,376
TC PipeLines L.P.:
3.90%, 5/25/2027	796,000	895,086
4.38%, 3/13/2025 (a)	838,000	945,063
Security Description	Principal Amount	Value
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028 (a)	$ 631,000	$ 821,158
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,144,000	1,182,713
3.75%, 10/16/2023	1,420,000	1,540,828
4.10%, 4/15/2030	2,232,000	2,642,018
4.25%, 5/15/2028 (a)	1,567,000	1,854,121
4.88%, 1/15/2026	1,137,000	1,352,132
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,792,000	2,007,309
4.00%, 3/15/2028	699,000	801,858
7.85%, 2/1/2026	1,240,000	1,627,140
Valero Energy Partners L.P.:
4.38%, 12/15/2026	1,199,000	1,391,056
4.50%, 3/15/2028	1,077,000	1,248,157
Williams Cos., Inc.:
3.35%, 8/15/2022	1,009,000	1,048,220
3.60%, 3/15/2022	1,732,000	1,787,563
3.70%, 1/15/2023	1,225,000	1,298,659
3.75%, 6/15/2027	1,196,000	1,367,770
3.90%, 1/15/2025	1,034,000	1,148,733
4.00%, 9/15/2025	1,179,000	1,337,540
4.30%, 3/4/2024	1,383,000	1,524,564
4.50%, 11/15/2023	1,637,000	1,804,858
4.55%, 6/24/2024	1,848,000	2,069,316
		186,990,872
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Agree L.P. 2.90%, 10/1/2030	294,000	311,355
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	234,000	255,221
3.45%, 4/30/2025	925,000	1,025,769
3.80%, 4/15/2026	688,000	792,266
3.95%, 1/15/2027	344,000	395,345
3.95%, 1/15/2028	683,000	790,368
4.00%, 1/15/2024	1,476,000	1,623,585
4.30%, 1/15/2026	364,000	421,552
4.50%, 7/30/2029	1,043,000	1,276,382
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	811,000	846,392
3.30%, 7/15/2026	855,000	931,215
3.63%, 11/15/2027	855,000	940,124
3.75%, 4/15/2023	1,019,000	1,075,330
4.13%, 7/1/2024	456,000	498,212
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	714,000	821,021
4.90%, 2/15/2029	667,000	805,342

270

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Tower Corp.:
0.60%, 1/15/2024 (a)	$ 800,000	$ 800,536
1.30%, 9/15/2025	679,000	694,440
1.50%, 1/31/2028	770,000	774,966
1.88%, 10/15/2030 (a)	1,210,000	1,220,829
2.10%, 6/15/2030	772,000	792,960
2.25%, 1/15/2022	780,000	794,804
2.40%, 3/15/2025	1,372,000	1,461,372
2.75%, 1/15/2027	1,444,000	1,570,307
2.90%, 1/15/2030	1,172,000	1,277,832
2.95%, 1/15/2025	836,000	906,358
3.00%, 6/15/2023	1,558,000	1,652,119
3.13%, 1/15/2027	962,000	1,061,375
3.38%, 5/15/2024	893,000	971,968
3.38%, 10/15/2026	1,492,000	1,676,322
3.50%, 1/31/2023	1,486,000	1,577,017
3.55%, 7/15/2027	878,000	993,957
3.60%, 1/15/2028	961,000	1,092,801
3.80%, 8/15/2029	2,232,000	2,591,464
3.95%, 3/15/2029	1,323,000	1,539,866
4.00%, 6/1/2025	815,000	920,135
4.40%, 2/15/2026	720,000	833,256
4.70%, 3/15/2022	1,115,000	1,171,742
5.00%, 2/15/2024	1,489,000	1,686,650
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	356,000	369,254
Series GMTN, 2.95%, 5/11/2026	1,280,000	1,417,843
Series GMTN, 3.45%, 6/1/2025	464,000	516,780
Series GMTN, 3.50%, 11/15/2024	387,000	426,606
Series GMTN, 3.50%, 11/15/2025	209,000	234,972
Series GMTN, 4.20%, 12/15/2023	88,000	96,977
Series MTN, 2.30%, 3/1/2030 (a)	589,000	627,927
Series MTN, 2.90%, 10/15/2026	707,000	783,179
Series MTN, 3.20%, 1/15/2028	684,000	762,831
Series MTN, 3.30%, 6/1/2029	825,000	936,061
Series MTN, 3.35%, 5/15/2027 (a)	547,000	611,251
Boston Properties L.P.:
2.75%, 10/1/2026	1,293,000	1,409,318
2.90%, 3/15/2030	1,095,000	1,177,793
3.13%, 9/1/2023	662,000	700,820
3.20%, 1/15/2025	371,000	404,390
3.40%, 6/21/2029	875,000	976,797
3.65%, 2/1/2026	1,160,000	1,322,725
3.80%, 2/1/2024	1,271,000	1,381,107
3.85%, 2/1/2023	2,070,000	2,202,770
Security Description	Principal Amount	Value
4.50%, 12/1/2028	$ 1,444,000	$ 1,734,027
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	284,749
3.95%, 11/15/2027	300,000	321,180
4.10%, 10/1/2024	752,000	795,654
4.55%, 10/1/2029	752,000	843,120
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	1,053,000	1,114,443
3.65%, 6/15/2024	547,000	593,057
3.85%, 2/1/2025	874,000	958,778
3.90%, 3/15/2027	617,000	686,240
4.05%, 7/1/2030	1,606,000	1,847,205
4.13%, 6/15/2026	703,000	798,798
4.13%, 5/15/2029	709,000	815,017
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,055,000	1,171,208
2.95%, 12/15/2022 (a)	375,000	390,435
3.15%, 7/1/2029	710,000	800,269
4.10%, 10/15/2028	658,000	781,980
CBRE Services, Inc. 4.88%, 3/1/2026	890,000	1,051,250
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,304,000	1,401,070
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	313,455
4.15%, 4/1/2025	677,000	712,935
Corporate Office Properties L.P.:
2.25%, 3/15/2026 (a)	890,000	927,478
3.60%, 5/15/2023	481,000	507,123
5.00%, 7/1/2025	339,000	385,772
Crown Castle International Corp.:
3.10%, 11/15/2029	1,034,000	1,140,523
3.15%, 7/15/2023	613,000	652,232
3.20%, 9/1/2024	1,027,000	1,116,862
3.30%, 7/1/2030	2,800,000	3,143,364
3.65%, 9/1/2027	805,000	911,993
3.70%, 6/15/2026	1,466,000	1,653,296
3.80%, 2/15/2028	1,003,000	1,150,942
4.00%, 3/1/2027	607,000	696,223
4.30%, 2/15/2029	1,148,000	1,359,944
4.45%, 2/15/2026	1,247,000	1,443,427
5.25%, 1/15/2023	5,061,000	5,544,022
REIT, 1.35%, 7/15/2025	1,279,000	1,306,038
CubeSmart L.P.:
3.13%, 9/1/2026	636,000	695,511
4.00%, 11/15/2025	731,000	825,248
4.38%, 12/15/2023	569,000	623,038
4.38%, 2/15/2029	398,000	469,143

271

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	$ 1,097,000	$ 1,172,528
3.45%, 11/15/2029	971,000	1,044,961
Digital Realty Trust L.P.:
2.75%, 2/1/2023	679,000	708,699
3.60%, 7/1/2029	1,925,000	2,207,725
3.70%, 8/15/2027	454,000	522,881
4.45%, 7/15/2028	909,000	1,081,810
4.75%, 10/1/2025	560,000	655,530
Duke Realty L.P.:
1.75%, 7/1/2030	875,000	886,051
2.88%, 11/15/2029	1,236,000	1,359,872
3.25%, 6/30/2026	429,000	479,776
3.38%, 12/15/2027	638,000	718,063
3.75%, 12/1/2024	593,000	654,992
4.00%, 9/15/2028	500,000	589,690
Equinix, Inc.:
1.00%, 9/15/2025	1,617,000	1,622,757
1.25%, 7/15/2025 (a)	1,067,000	1,087,871
1.55%, 3/15/2028	1,000,000	1,011,850
1.80%, 7/15/2027	858,000	883,423
2.15%, 7/15/2030	1,255,000	1,278,707
2.63%, 11/18/2024	1,436,000	1,534,926
2.90%, 11/18/2026	910,000	997,142
3.20%, 11/18/2029	1,054,000	1,159,179
5.38%, 5/15/2027	1,560,000	1,697,826
ERP Operating L.P.:
2.50%, 2/15/2030	303,000	327,176
2.85%, 11/1/2026	904,000	997,401
3.00%, 4/15/2023	928,000	977,750
3.00%, 7/1/2029	883,000	984,677
3.25%, 8/1/2027	711,000	795,346
3.38%, 6/1/2025	820,000	905,395
3.50%, 3/1/2028	875,000	999,390
4.15%, 12/1/2028	700,000	834,001
Essex Portfolio L.P.:
3.00%, 1/15/2030	700,000	769,048
3.25%, 5/1/2023	749,000	788,382
3.38%, 4/15/2026	642,000	720,407
3.50%, 4/1/2025	362,000	401,118
3.63%, 5/1/2027	109,000	122,683
3.88%, 5/1/2024	677,000	743,806
4.00%, 3/1/2029	785,000	913,120
Federal Realty Investment Trust:
1.25%, 2/15/2026 (a)	750,000	761,948
3.20%, 6/15/2029	841,000	913,864
3.25%, 7/15/2027	297,000	322,958
3.50%, 6/1/2030	1,135,000	1,257,387
3.95%, 1/15/2024	942,000	1,026,714
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	320,000	336,320
4.00%, 1/15/2030	536,000	583,624
Security Description	Principal Amount	Value
5.25%, 6/1/2025	$ 1,103,000	$ 1,243,114
5.30%, 1/15/2029	1,323,000	1,539,998
5.38%, 11/1/2023	1,091,000	1,191,863
5.38%, 4/15/2026	1,320,000	1,514,700
5.75%, 6/1/2028	839,000	993,091
HCP, Inc.:
3.25%, 7/15/2026	1,283,000	1,449,456
3.40%, 2/1/2025	842,000	928,785
3.88%, 8/15/2024	1,078,000	1,196,073
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028 (a)	810,000	907,897
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	229,000	250,061
3.50%, 8/1/2026	754,000	853,950
3.75%, 7/1/2027	499,000	566,375
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	835,000	916,446
3.50%, 7/15/2029 (a)	798,000	907,573
4.00%, 6/1/2025	821,000	932,081
4.20%, 3/1/2024	1,030,000	1,130,621
4.25%, 11/15/2023	140,000	153,357
Highwoods Realty L.P.:
3.05%, 2/15/2030	50,000	52,635
3.88%, 3/1/2027	552,000	610,413
4.13%, 3/15/2028	535,000	597,616
4.20%, 4/15/2029 (a)	590,000	672,718
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	950,000	1,004,549
Series D, 3.75%, 10/15/2023	895,000	943,500
Series E, 4.00%, 6/15/2025	1,084,000	1,166,525
Series F, 4.50%, 2/1/2026	139,000	152,266
Series H, 3.38%, 12/15/2029	1,085,000	1,114,393
Series I, 3.50%, 9/15/2030	715,000	753,732
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	793,000	872,110
4.65%, 4/1/2029	657,000	764,978
Kilroy Realty L.P.:
3.05%, 2/15/2030	356,000	378,567
3.45%, 12/15/2024	678,000	731,996
3.80%, 1/15/2023	755,000	788,922
4.25%, 8/15/2029	559,000	642,967
4.38%, 10/1/2025	170,000	190,638
4.75%, 12/15/2028	913,000	1,075,185
Kimco Realty Corp.:
1.90%, 3/1/2028 (a)	682,000	698,198
2.70%, 3/1/2024	836,000	883,033
2.70%, 10/1/2030	714,000	772,441
2.80%, 10/1/2026	706,000	770,260
3.13%, 6/1/2023	879,000	925,341
3.30%, 2/1/2025	1,171,000	1,283,451
3.40%, 11/1/2022	353,000	370,421

272

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 4/1/2027 (a)	$ 447,000	$ 506,026
Kite Realty Group L.P. 4.00%, 10/1/2026	636,000	666,725
Life Storage L.P.:
2.20%, 10/15/2030	855,000	873,494
3.50%, 7/1/2026	439,000	495,899
3.88%, 12/15/2027	746,000	852,014
4.00%, 6/15/2029 (a)	601,000	703,477
Mid-America Apartments L.P.:
2.75%, 3/15/2030	500,000	541,930
3.60%, 6/1/2027	777,000	879,059
3.75%, 6/15/2024	75,000	81,702
3.95%, 3/15/2029	772,000	906,112
4.00%, 11/15/2025	892,000	1,011,653
4.20%, 6/15/2028	442,000	519,677
4.30%, 10/15/2023	779,000	848,767
National Retail Properties, Inc.:
2.50%, 4/15/2030	978,000	1,010,196
3.30%, 4/15/2023	335,000	353,603
3.50%, 10/15/2027	500,000	549,020
3.60%, 12/15/2026	206,000	225,681
3.90%, 6/15/2024	411,000	445,245
4.00%, 11/15/2025	615,000	687,010
4.30%, 10/15/2028	1,128,000	1,304,994
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	288,000	294,284
4.15%, 2/1/2022	112,000	113,944
4.25%, 5/15/2024	677,000	705,414
4.50%, 2/1/2025	954,000	1,012,394
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	1,132,000	1,202,229
4.38%, 8/1/2023	884,000	956,974
4.50%, 1/15/2025	700,000	765,702
4.50%, 4/1/2027	844,000	949,914
4.75%, 1/15/2028	1,215,000	1,385,307
4.95%, 4/1/2024	495,000	539,555
5.25%, 1/15/2026	1,053,000	1,204,579
Physicians Realty L.P.:
3.95%, 1/15/2028	707,000	760,683
4.30%, 3/15/2027 (a)	557,000	610,661
Piedmont Operating Partnership L.P.:
3.15%, 8/15/2030	1,921,000	1,946,626
3.40%, 6/1/2023 (a)	301,000	313,197
Prologis L.P.:
1.25%, 10/15/2030 (a)	1,198,000	1,185,685
2.13%, 4/15/2027	1,070,000	1,150,111
2.25%, 4/15/2030	1,362,000	1,461,658
3.25%, 10/1/2026	410,000	463,685
3.75%, 11/1/2025	978,000	1,116,984
3.88%, 9/15/2028	193,000	228,904
4.38%, 2/1/2029	1,115,000	1,363,511
Security Description	Principal Amount	Value
Public Storage:
2.37%, 9/15/2022	$ 689,000	$ 712,006
3.09%, 9/15/2027	557,000	623,673
3.39%, 5/1/2029	991,000	1,136,945
Rayonier, Inc. 3.75%, 4/1/2022	243,000	250,351
Realty Income Corp.:
0.75%, 3/15/2026	2,330,000	2,326,225
3.00%, 1/15/2027	663,000	733,185
3.25%, 10/15/2022	1,108,000	1,155,821
3.25%, 6/15/2029 (a)	697,000	781,532
3.25%, 1/15/2031	700,000	794,850
3.65%, 1/15/2028	853,000	969,554
3.88%, 7/15/2024	358,000	395,121
3.88%, 4/15/2025	624,000	703,866
4.13%, 10/15/2026	803,000	945,268
4.65%, 8/1/2023	1,118,000	1,225,999
Regency Centers L.P.:
2.95%, 9/15/2029	634,000	676,237
3.60%, 2/1/2027	761,000	837,047
3.70%, 6/15/2030	1,253,000	1,416,855
4.13%, 3/15/2028	456,000	519,124
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	500,000	502,005
Sabra Health Care L.P.:
3.90%, 10/15/2029	950,000	993,472
4.80%, 6/1/2024	758,000	811,613
5.13%, 8/15/2026	640,000	715,347
Simon Property Group L.P.:
2.35%, 1/30/2022	573,000	582,042
2.45%, 9/13/2029	1,682,000	1,768,472
2.63%, 6/15/2022 (a)	784,000	805,129
2.65%, 7/15/2030 (a)	1,152,000	1,224,323
2.75%, 2/1/2023	797,000	831,016
2.75%, 6/1/2023	807,000	845,930
3.25%, 11/30/2026	656,000	727,189
3.30%, 1/15/2026	1,838,000	2,020,955
3.38%, 10/1/2024	1,377,000	1,497,611
3.38%, 6/15/2027	798,000	883,250
3.38%, 12/1/2027 (a)	892,000	999,129
3.50%, 9/1/2025	1,205,000	1,329,850
3.75%, 2/1/2024 (a)	1,252,000	1,357,669
REIT, 2.00%, 9/13/2024	1,282,000	1,340,421
SITE Centers Corp.:
3.63%, 2/1/2025	646,000	669,908
4.25%, 2/1/2026	589,000	635,072
4.70%, 6/1/2027	716,000	782,259
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	672,000	692,940
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	428,000	448,690
Spirit Realty L.P.:
3.20%, 1/15/2027	405,000	430,385
3.40%, 1/15/2030 (a)	536,000	581,683
4.00%, 7/15/2029	772,000	868,245

273

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 9/15/2026	$ 408,000	$ 460,591
STORE Capital Corp.:
2.75%, 11/18/2030	793,000	805,902
4.50%, 3/15/2028	728,000	829,156
4.63%, 3/15/2029	476,000	551,379
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	390,000	401,205
3.88%, 7/15/2027 (a)	773,000	809,439
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	580,000	649,467
Series MTN, 2.95%, 9/1/2026	440,000	482,605
Series MTN, 3.20%, 1/15/2030	853,000	947,256
Series MTN, 3.50%, 7/1/2027	689,000	769,165
Series MTN, 4.00%, 10/1/2025	160,000	181,229
Series MTN, 4.40%, 1/26/2029	562,000	669,269
Ventas Realty L.P.:
2.65%, 1/15/2025	1,002,000	1,073,583
3.00%, 1/15/2030	610,000	655,476
3.10%, 1/15/2023	513,000	538,029
3.13%, 6/15/2023	555,000	585,470
3.25%, 10/15/2026	701,000	771,212
3.50%, 4/15/2024	1,102,000	1,198,877
3.50%, 2/1/2025	750,000	825,337
3.85%, 4/1/2027	600,000	669,294
4.00%, 3/1/2028	918,000	1,047,778
4.13%, 1/15/2026	973,000	1,119,407
4.40%, 1/15/2029	502,000	584,920
4.75%, 11/15/2030	1,129,000	1,379,514
VEREIT Operating Partnership L.P.:
2.20%, 6/15/2028	800,000	818,536
3.10%, 12/15/2029 (a)	935,000	1,009,127
3.40%, 1/15/2028	675,000	744,971
3.95%, 8/15/2027	891,000	1,011,962
4.60%, 2/6/2024	760,000	837,026
4.63%, 11/1/2025	863,000	994,245
4.88%, 6/1/2026	827,000	970,121
Vornado Realty L.P. 3.50%, 1/15/2025 (a)	808,000	853,086
Washington Real Estate Investment Trust 3.95%, 10/15/2022	125,000	130,131
Welltower, Inc.:
2.70%, 2/15/2027	884,000	971,958
3.10%, 1/15/2030	1,004,000	1,096,639
3.75%, 3/15/2023	1,000	1,059
4.00%, 6/1/2025	2,846,000	3,218,228
4.13%, 3/15/2029	733,000	854,744
4.25%, 4/1/2026	691,000	805,492
4.25%, 4/15/2028	894,000	1,042,645
Security Description	Principal Amount	Value
4.50%, 1/15/2024	$ 877,000	$ 965,103
REIT, 3.63%, 3/15/2024	1,023,000	1,115,592
Weyerhaeuser Co.:
4.00%, 11/15/2029	850,000	1,002,243
4.00%, 4/15/2030	310,000	367,979
6.95%, 10/1/2027	542,000	703,689
8.50%, 1/15/2025	12,000	15,432
WP Carey, Inc.:
3.85%, 7/15/2029	728,000	830,211
4.00%, 2/1/2025	502,000	553,646
4.25%, 10/1/2026	302,000	347,418
4.60%, 4/1/2024	702,000	783,278
		287,722,745
RETAIL — 2.9%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027 (a)	215,000	219,141
3.90%, 4/15/2030	1,030,000	1,186,622
AutoNation, Inc.:
3.50%, 11/15/2024	551,000	591,813
3.80%, 11/15/2027 (a)	952,000	1,050,018
4.50%, 10/1/2025	781,000	875,212
4.75%, 6/1/2030	1,112,000	1,339,560
AutoZone, Inc.:
2.88%, 1/15/2023	427,000	445,771
3.13%, 7/15/2023	665,000	706,237
3.13%, 4/18/2024	707,000	761,630
3.13%, 4/21/2026	789,000	872,965
3.25%, 4/15/2025	524,000	573,969
3.63%, 4/15/2025 (a)	593,000	663,828
3.70%, 4/15/2022	735,000	760,769
3.75%, 6/1/2027	204,000	234,355
3.75%, 4/18/2029	1,121,000	1,291,134
4.00%, 4/15/2030	1,327,000	1,571,181
Best Buy Co., Inc.:
1.95%, 10/1/2030	1,468,000	1,475,971
4.45%, 10/1/2028	763,000	918,377
Costco Wholesale Corp.:
1.38%, 6/20/2027	2,120,000	2,183,812
1.60%, 4/20/2030	1,967,000	2,016,883
2.30%, 5/18/2022	957,000	983,231
2.75%, 5/18/2024	1,196,000	1,285,951
3.00%, 5/18/2027	1,221,000	1,370,695
Darden Restaurants, Inc. 3.85%, 5/1/2027	1,082,000	1,191,791
Dollar General Corp.:
3.25%, 4/15/2023	1,137,000	1,203,844
3.50%, 4/3/2030	876,000	1,008,390
3.88%, 4/15/2027 (a)	850,000	983,356
4.13%, 5/1/2028	1,051,000	1,243,312
4.15%, 11/1/2025 (a)	597,000	689,386
Dollar Tree, Inc.:
3.70%, 5/15/2023	4,460,000	4,779,068
4.00%, 5/15/2025	1,346,000	1,519,351
4.20%, 5/15/2028	1,607,000	1,912,153

274

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Genuine Parts Co. 1.88%, 11/1/2030	$ 945,000	$ 938,602
Home Depot, Inc.:
2.13%, 9/15/2026	1,297,000	1,397,284
2.50%, 4/15/2027	1,237,000	1,354,775
2.63%, 6/1/2022	1,388,000	1,431,236
2.70%, 4/1/2023	635,000	666,001
2.70%, 4/15/2030	2,208,000	2,462,075
2.80%, 9/14/2027	1,366,000	1,524,210
2.95%, 6/15/2029	2,384,000	2,709,654
3.00%, 4/1/2026 (a)	1,845,000	2,061,455
3.25%, 3/1/2022	1,437,000	1,486,893
3.35%, 9/15/2025	1,731,000	1,948,708
3.75%, 2/15/2024 (a)	1,744,000	1,912,436
3.90%, 12/6/2028	1,176,000	1,415,798
Kohl's Corp.:
3.25%, 2/1/2023	750,000	774,045
4.25%, 7/17/2025	816,000	883,981
9.50%, 5/15/2025 (a)	785,000	1,017,384
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,631,000	1,640,688
1.70%, 10/15/2030	1,555,000	1,571,810
2.50%, 4/15/2026	1,895,000	2,057,079
3.10%, 5/3/2027	1,273,000	1,429,999
3.12%, 4/15/2022	1,082,000	1,113,118
3.13%, 9/15/2024	509,000	552,906
3.38%, 9/15/2025	1,472,000	1,643,576
3.65%, 4/5/2029	1,840,000	2,144,741
3.88%, 9/15/2023	446,000	484,039
4.00%, 4/15/2025	1,372,000	1,558,894
4.50%, 4/15/2030	1,322,000	1,640,126
6.50%, 3/15/2029	825,000	1,119,888
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	1,402,000	1,559,627
Class MTN, 3.50%, 7/1/2027	1,252,000	1,437,584
Series MTN, 1.45%, 9/1/2025	783,000	811,360
Series MTN, 2.13%, 3/1/2030	1,109,000	1,167,932
Series MTN, 2.63%, 9/1/2029	1,008,000	1,103,226
Series MTN, 3.25%, 6/10/2024	720,000	786,010
Series MTN, 3.35%, 4/1/2023	1,359,000	1,446,859
Series MTN, 3.38%, 5/26/2025	1,787,000	1,982,551
Series MTN, 3.50%, 3/1/2027	1,146,000	1,306,222
Series MTN, 3.60%, 7/1/2030	1,448,000	1,696,274
Series MTN, 3.70%, 1/30/2026	2,174,000	2,470,947
Security Description	Principal Amount	Value
Series MTN, 3.80%, 4/1/2028	$ 1,168,000	$ 1,366,642
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	576,000	650,402
3.60%, 9/1/2027	779,000	891,643
3.80%, 9/1/2022	331,000	346,564
3.85%, 6/15/2023	378,000	405,046
3.90%, 6/1/2029 (a)	1,068,000	1,256,673
4.20%, 4/1/2030	1,344,000	1,620,636
4.35%, 6/1/2028	713,000	849,547
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	850,000	849,040
4.60%, 4/15/2025	1,473,000	1,699,901
Starbucks Corp.:
1.30%, 5/7/2022	1,457,000	1,476,932
2.00%, 3/12/2027 (a)	857,000	909,380
2.25%, 3/12/2030 (a)	781,000	827,813
2.45%, 6/15/2026	1,182,000	1,280,945
2.55%, 11/15/2030	1,731,000	1,871,073
2.70%, 6/15/2022	1,030,000	1,061,034
3.10%, 3/1/2023	1,530,000	1,616,583
3.50%, 3/1/2028	839,000	962,794
3.55%, 8/15/2029	917,000	1,068,809
3.80%, 8/15/2025	1,200,000	1,365,312
3.85%, 10/1/2023	1,123,000	1,218,163
4.00%, 11/15/2028	841,000	1,000,361
Target Corp.:
2.25%, 4/15/2025	1,943,000	2,081,303
2.35%, 2/15/2030	1,522,000	1,664,063
2.50%, 4/15/2026 (a)	1,615,000	1,784,850
2.65%, 9/15/2030	60,000	67,270
2.90%, 1/15/2022	971,000	997,392
3.38%, 4/15/2029	1,494,000	1,750,998
3.50%, 7/1/2024	1,398,000	1,549,473
TJX Cos., Inc.:
1.15%, 5/15/2028	2,000,000	2,008,740
2.25%, 9/15/2026	979,000	1,056,439
2.50%, 5/15/2023	523,000	546,305
3.50%, 4/15/2025	1,428,000	1,593,334
3.75%, 4/15/2027	777,000	901,382
Tractor Supply Co. 1.75%, 11/1/2030	800,000	804,024
Walgreen Co. 3.10%, 9/15/2022	1,555,000	1,624,742
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,197,000	1,296,626
3.45%, 6/1/2026	2,629,000	2,913,300
3.80%, 11/18/2024	2,392,000	2,643,423
Walmart, Inc.:
2.35%, 12/15/2022	1,838,000	1,911,318
2.38%, 9/24/2029	1,321,000	1,450,577
2.55%, 4/11/2023 (a)	2,454,000	2,567,252
2.65%, 12/15/2024	1,482,000	1,604,739
2.85%, 7/8/2024	1,746,000	1,889,120

275

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 7/8/2026	$ 1,627,000	$ 1,830,863
3.25%, 7/8/2029	1,474,000	1,715,250
3.30%, 4/22/2024	1,803,000	1,962,475
3.40%, 6/26/2023	4,641,000	4,986,383
3.55%, 6/26/2025	2,121,000	2,400,781
3.70%, 6/26/2028	3,862,000	4,545,651
5.88%, 4/5/2027	972,000	1,244,209
7.55%, 2/15/2030	34,000	52,082
		172,659,426
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	1,318,000	1,381,080
SEMICONDUCTORS — 2.4%
Altera Corp. 4.10%, 11/15/2023	650,000	716,209
Analog Devices, Inc.:
2.88%, 6/1/2023	602,000	633,816
2.95%, 4/1/2025	638,000	696,288
3.13%, 12/5/2023	775,000	834,535
3.50%, 12/5/2026	1,295,000	1,473,244
3.90%, 12/15/2025	1,333,000	1,522,073
Applied Materials, Inc.:
1.75%, 6/1/2030	1,428,000	1,481,993
3.30%, 4/1/2027	1,454,000	1,648,167
3.90%, 10/1/2025	882,000	1,011,275
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	1,745,000	1,816,719
3.00%, 1/15/2022	428,000	438,058
3.13%, 1/15/2025	1,121,000	1,211,902
3.50%, 1/15/2028	1,038,000	1,142,516
3.63%, 1/15/2024	1,620,000	1,752,386
3.88%, 1/15/2027	6,590,000	7,393,189
Broadcom, Inc.:
2.25%, 11/15/2023	6,073,000	6,344,585
3.13%, 10/15/2022	179,000	187,429
3.15%, 11/15/2025	2,975,000	3,248,849
3.46%, 9/15/2026	3,242,000	3,597,615
3.63%, 10/15/2024	2,746,000	3,015,465
4.11%, 9/15/2028	2,925,000	3,345,498
4.15%, 11/15/2030	100,000	115,629
4.25%, 4/15/2026	2,682,000	3,071,373
4.70%, 4/15/2025	4,168,000	4,779,487
4.75%, 4/15/2029	4,990,000	5,953,070
5.00%, 4/15/2030	2,079,000	2,528,521
Intel Corp.:
2.35%, 5/11/2022	3,738,000	3,836,347
2.45%, 11/15/2029 (a)	2,473,000	2,673,808
2.60%, 5/19/2026	1,337,000	1,457,129
2.70%, 12/15/2022	2,324,000	2,433,925
2.88%, 5/11/2024 (a)	1,623,000	1,750,438
3.10%, 7/29/2022	967,000	1,011,269
3.15%, 5/11/2027 (a)	988,000	1,111,174
3.40%, 3/25/2025 (a)	1,965,000	2,182,761
Security Description	Principal Amount	Value
3.70%, 7/29/2025	$ 3,063,000	$ 3,460,271
3.75%, 3/25/2027	2,861,000	3,319,418
3.90%, 3/25/2030 (a)	1,699,000	2,038,579
KLA Corp.:
4.10%, 3/15/2029 (a)	1,076,000	1,289,564
4.65%, 11/1/2024	1,488,000	1,694,728
Lam Research Corp.:
1.90%, 6/15/2030	3,435,000	3,565,633
3.75%, 3/15/2026	1,035,000	1,184,526
3.80%, 3/15/2025	284,000	318,586
4.00%, 3/15/2029	1,338,000	1,605,172
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	832,000	900,781
4.88%, 6/22/2028	903,000	1,071,572
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	760,000	800,242
3.45%, 6/15/2027	502,000	562,074
Microchip Technology, Inc. 4.33%, 6/1/2023	729,000	789,303
Micron Technology, Inc.:
2.50%, 4/24/2023	1,648,000	1,718,551
4.19%, 2/15/2027	1,218,000	1,425,389
4.64%, 2/6/2024	843,000	938,554
4.66%, 2/15/2030 (a)	1,255,000	1,539,672
4.98%, 2/6/2026	1,176,000	1,391,279
5.33%, 2/6/2029	717,000	897,913
NVIDIA Corp.:
2.85%, 4/1/2030 (a)	1,450,000	1,631,235
3.20%, 9/16/2026	844,000	956,201
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (d)	987,000	1,114,037
5.35%, 3/1/2026 (d)	1,069,000	1,279,935
5.55%, 12/1/2028 (d)	637,000	806,022
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	1,050,000	1,128,928
3.15%, 5/1/2027 (d)	1,460,000	1,609,811
3.40%, 5/1/2030 (d)	1,411,000	1,602,981
3.88%, 6/18/2026 (d)	1,454,000	1,663,769
4.30%, 6/18/2029 (d)	1,194,000	1,422,758
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a) (d)	1,298,000	1,311,629
2.15%, 5/20/2030	1,530,000	1,623,039
2.60%, 1/30/2023	1,704,000	1,786,474
2.90%, 5/20/2024	1,565,000	1,686,663
3.00%, 5/20/2022	2,715,000	2,818,279
3.25%, 5/20/2027	2,274,000	2,582,309
3.45%, 5/20/2025	1,386,000	1,545,986
Texas Instruments, Inc.:
1.38%, 3/12/2025	1,395,000	1,447,605
1.75%, 5/4/2030	1,440,000	1,488,802
1.85%, 5/15/2022	948,000	967,292
2.25%, 5/1/2023	1,498,000	1,561,980

276

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/4/2029	$ 858,000	$ 923,817
2.63%, 5/15/2024	465,000	495,904
2.90%, 11/3/2027	695,000	777,559
Xilinx, Inc.:
2.38%, 6/1/2030	1,006,000	1,054,741
2.95%, 6/1/2024	1,081,000	1,162,951
		143,379,256
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027 (a)	645,000	721,465
Series WI, 4.20%, 5/1/2030	1,216,000	1,440,514
		2,161,979
SOFTWARE — 2.4%
Activision Blizzard, Inc.:
1.35%, 9/15/2030 (a)	876,000	859,934
3.40%, 9/15/2026	1,705,000	1,940,682
3.40%, 6/15/2027	368,000	416,789
Adobe, Inc.:
1.70%, 2/1/2023	1,180,000	1,214,161
1.90%, 2/1/2025	1,201,000	1,269,337
2.15%, 2/1/2027	1,170,000	1,259,435
2.30%, 2/1/2030	1,725,000	1,863,776
3.25%, 2/1/2025	1,264,000	1,395,014
Autodesk, Inc.:
2.85%, 1/15/2030	962,000	1,068,061
3.50%, 6/15/2027	734,000	828,202
3.60%, 12/15/2022	210,000	220,672
4.38%, 6/15/2025	854,000	976,609
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	849,000	932,423
3.40%, 6/27/2026	1,108,000	1,248,384
CA, Inc. 4.70%, 3/15/2027	544,000	622,020
Cadence Design Systems, Inc. 4.38%, 10/15/2024	266,000	298,609
Citrix Systems, Inc.:
3.30%, 3/1/2030	624,000	689,689
4.50%, 12/1/2027	1,406,000	1,652,851
Electronic Arts, Inc. 4.80%, 3/1/2026	1,016,000	1,208,024
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	1,463,000	1,627,602
3.50%, 4/15/2023	1,198,000	1,271,413
3.75%, 5/21/2029	1,340,000	1,579,418
3.88%, 6/5/2024	410,000	451,168
5.00%, 10/15/2025	11,000	13,049
Series 10Y, 4.25%, 5/15/2028	1,300,000	1,543,152
Fiserv, Inc.:
2.25%, 6/1/2027	1,301,000	1,389,286
Security Description	Principal Amount	Value
2.65%, 6/1/2030	$ 1,342,000	$ 1,456,070
2.75%, 7/1/2024	2,616,000	2,809,715
3.20%, 7/1/2026	2,551,000	2,856,176
3.50%, 10/1/2022 (a)	785,000	821,769
3.50%, 7/1/2029	4,095,000	4,703,681
3.80%, 10/1/2023	2,433,000	2,652,432
3.85%, 6/1/2025	976,000	1,101,357
4.20%, 10/1/2028	1,379,000	1,644,954
Intuit, Inc.:
0.65%, 7/15/2023	1,075,000	1,082,858
0.95%, 7/15/2025	782,000	791,885
1.35%, 7/15/2027	915,000	935,222
1.65%, 7/15/2030	964,000	990,819
Microsoft Corp.:
2.00%, 8/8/2023	1,709,000	1,783,000
2.13%, 11/15/2022	598,000	619,666
2.38%, 2/12/2022	1,752,000	1,790,579
2.38%, 5/1/2023 (a)	1,382,000	1,444,052
2.40%, 2/6/2022	2,401,000	2,454,014
2.40%, 8/8/2026	5,492,000	5,991,003
2.65%, 11/3/2022	1,640,000	1,707,420
2.70%, 2/12/2025	2,732,000	2,962,717
2.88%, 2/6/2024	3,522,000	3,779,916
3.13%, 11/3/2025	4,732,000	5,287,442
3.30%, 2/6/2027	5,556,000	6,331,340
3.63%, 12/15/2023	2,548,000	2,782,926
Oracle Corp.:
2.40%, 9/15/2023	3,436,000	3,614,363
2.50%, 5/15/2022	3,802,000	3,902,639
2.50%, 10/15/2022	3,648,000	3,792,351
2.50%, 4/1/2025	4,646,000	4,992,452
2.63%, 2/15/2023	1,838,000	1,925,232
2.65%, 7/15/2026	4,145,000	4,542,588
2.80%, 4/1/2027	3,097,000	3,418,778
2.95%, 11/15/2024	2,706,000	2,942,694
2.95%, 5/15/2025	3,246,000	3,557,291
2.95%, 4/1/2030	4,433,000	4,955,074
3.25%, 11/15/2027	2,343,000	2,668,864
3.25%, 5/15/2030 (a)	2,334,000	2,684,520
3.40%, 7/8/2024	2,599,000	2,844,995
3.63%, 7/15/2023	1,859,000	2,014,543
salesforce.com, Inc.:
3.25%, 4/11/2023	1,715,000	1,827,401
3.70%, 4/11/2028	1,918,000	2,261,706
ServiceNow, Inc. 1.40%, 9/1/2030	3,159,000	3,081,225
VMware, Inc.:
2.95%, 8/21/2022	2,885,000	2,993,880
3.90%, 8/21/2027	926,000	1,045,565
4.50%, 5/15/2025	765,000	876,315
4.65%, 5/15/2027	805,000	942,349
4.70%, 5/15/2030 (a)	319,000	384,089
		147,889,687

277

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
2.88%, 5/7/2030	$ 1,380,000	$ 1,499,494
3.13%, 7/16/2022	1,984,000	2,062,447
3.63%, 4/22/2029	1,513,000	1,718,768
AT&T, Inc.:
1.65%, 2/1/2028	1,812,000	1,852,045
2.30%, 6/1/2027	3,108,000	3,311,543
2.63%, 12/1/2022	2,310,000	2,395,308
3.00%, 6/30/2022	2,394,000	2,476,593
3.40%, 5/15/2025 (a)	5,529,000	6,143,604
3.60%, 7/15/2025 (a)	336,000	377,677
3.80%, 3/1/2024	113,000	123,688
3.80%, 2/15/2027	1,741,000	2,002,272
3.88%, 1/15/2026	155,000	176,559
3.90%, 3/11/2024	189,000	207,376
4.05%, 12/15/2023	845,000	934,857
4.10%, 2/15/2028	4,465,000	5,243,919
4.13%, 2/17/2026	3,176,000	3,672,186
4.25%, 3/1/2027	2,076,000	2,425,619
4.30%, 2/15/2030	2,157,000	2,574,530
4.35%, 3/1/2029	3,988,000	4,756,368
4.45%, 4/1/2024	1,714,000	1,913,321
7.13%, 3/15/2026	151,000	194,011
British Telecommunications PLC:
4.50%, 12/4/2023	1,074,000	1,188,800
5.13%, 12/4/2028	1,084,000	1,332,876
Cisco Systems, Inc.:
2.20%, 9/20/2023 (a)	589,000	617,832
2.50%, 9/20/2026	2,068,000	2,273,249
2.60%, 2/28/2023	877,000	919,982
2.95%, 2/28/2026	952,000	1,060,414
3.00%, 6/15/2022	1,618,000	1,682,785
3.50%, 6/15/2025	1,481,000	1,673,723
3.63%, 3/4/2024	1,316,000	1,448,837
Corning, Inc. 2.90%, 5/15/2022	690,000	709,320
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	315,762
Juniper Networks, Inc.:
1.20%, 12/10/2025 (a)	715,000	723,480
2.00%, 12/10/2030	1,435,000	1,415,427
3.75%, 8/15/2029	1,449,000	1,665,611
Koninklijke KPN NV 8.38%, 10/1/2030	200,000	284,886
Motorola Solutions, Inc.:
2.30%, 11/15/2030	2,185,000	2,230,317
3.50%, 3/1/2023	300,000	317,097
4.00%, 9/1/2024	837,000	935,331
4.60%, 2/23/2028	649,000	783,791
4.60%, 5/23/2029	1,360,000	1,633,510
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,055,000	1,172,284
Security Description	Principal Amount	Value
3.00%, 3/15/2023	$ 769,000	$ 807,781
3.63%, 12/15/2025	875,000	992,425
4.10%, 10/1/2023	1,391,000	1,521,573
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,864,000	2,156,089
4.57%, 4/27/2023	1,431,000	1,563,883
Telefonica Europe B.V. 8.25%, 9/15/2030	1,568,000	2,380,820
TELUS Corp.:
2.80%, 2/16/2027	951,000	1,046,480
3.70%, 9/15/2027	813,000	936,039
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (d)	1,239,000	1,269,579
2.05%, 2/15/2028 (d)	2,486,000	2,586,832
2.55%, 2/15/2031 (d)	415,000	436,103
3.50%, 4/15/2025 (d)	4,096,000	4,531,855
3.75%, 4/15/2027 (d)	4,647,000	5,299,764
3.88%, 4/15/2030 (d)	10,015,000	11,578,241
Verizon Communications, Inc.:
0.85%, 11/20/2025	5,960,000	6,008,753
1.50%, 9/18/2030	1,257,000	1,234,286
1.68%, 10/30/2030 (d)	2,969,000	2,949,850
2.45%, 11/1/2022 (a)	1,488,000	1,538,651
2.63%, 8/15/2026	4,749,000	5,201,200
2.95%, 3/15/2022	200,000	206,280
3.00%, 3/22/2027	564,000	625,059
3.15%, 3/22/2030 (a)	1,815,000	2,035,250
3.38%, 2/15/2025	4,034,000	4,479,394
3.50%, 11/1/2024	772,000	852,597
3.88%, 2/8/2029 (a)	1,178,000	1,385,999
4.02%, 12/3/2029	5,396,000	6,403,055
4.13%, 3/16/2027	3,364,000	3,962,523
4.15%, 3/15/2024	342,000	378,009
4.33%, 9/21/2028	5,413,000	6,508,158
5.15%, 9/15/2023	4,476,000	5,044,944
Vodafone Group PLC:
2.95%, 2/19/2023	987,000	1,039,656
3.75%, 1/16/2024	4,003,000	4,376,160
4.13%, 5/30/2025	2,080,000	2,378,605
4.38%, 5/30/2028	3,616,000	4,336,705
7.88%, 2/15/2030	1,500,000	2,226,585
		170,726,682
TEXTILES — 0.0% (e)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	891,000	999,274
3.85%, 2/1/2023	687,000	730,659
		1,729,933
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	331,638
3.00%, 11/19/2024	1,054,000	1,141,387
3.50%, 9/15/2027	827,000	911,164

278

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 11/19/2026	$ 604,000	$ 674,082
3.90%, 11/19/2029 (a)	1,309,000	1,486,069
		4,544,340
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (b)	412,000	473,301
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	570,000	598,825
3.00%, 4/1/2025	1,010,000	1,105,920
3.05%, 3/15/2022	1,196,000	1,227,323
3.05%, 9/1/2022 (a)	1,614,000	1,676,091
3.25%, 6/15/2027	839,000	951,753
3.40%, 9/1/2024	983,000	1,078,823
3.65%, 9/1/2025	750,000	847,223
3.75%, 4/1/2024	852,000	933,076
3.85%, 9/1/2023	970,000	1,051,567
7.00%, 12/15/2025	230,000	297,595
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	567,190
2.95%, 11/21/2024	465,000	502,079
6.90%, 7/15/2028	729,000	1,010,693
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	853,000	895,821
2.90%, 2/1/2025	776,000	840,998
4.00%, 6/1/2028	1,110,000	1,304,450
4.45%, 3/15/2023	727,000	783,074
4.50%, 1/15/2022	60,000	62,492
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,028,000	1,215,929
CSX Corp.:
2.40%, 2/15/2030	978,000	1,056,367
2.60%, 11/1/2026	1,408,000	1,538,916
3.25%, 6/1/2027	1,429,000	1,614,184
3.35%, 11/1/2025 (a)	1,102,000	1,233,920
3.40%, 8/1/2024	573,000	626,220
3.80%, 3/1/2028 (a)	1,067,000	1,242,052
4.25%, 3/15/2029 (a)	1,429,000	1,732,791
FedEx Corp.:
2.63%, 8/1/2022	963,000	996,926
3.10%, 8/5/2029 (a)	849,000	947,671
3.20%, 2/1/2025	1,021,000	1,123,059
3.25%, 4/1/2026 (a)	1,735,000	1,934,178
3.30%, 3/15/2027	689,000	772,087
3.40%, 1/14/2022	791,000	815,758
3.40%, 2/15/2028 (a)	929,000	1,060,370
3.80%, 5/15/2025	1,571,000	1,774,727
4.00%, 1/15/2024	563,000	623,714
4.20%, 10/17/2028 (a)	569,000	679,289
4.25%, 5/15/2030	1,365,000	1,657,519
Security Description	Principal Amount	Value
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	$ 354,000	$ 368,089
3.88%, 3/1/2026	1,484,000	1,709,613
Kansas City Southern:
2.88%, 11/15/2029	1,329,000	1,437,725
3.00%, 5/15/2023	708,000	735,577
Kirby Corp. 4.20%, 3/1/2028	912,000	1,011,408
Norfolk Southern Corp.:
2.55%, 11/1/2029	612,000	662,716
2.90%, 2/15/2023	1,117,000	1,169,410
2.90%, 6/15/2026	1,062,000	1,173,319
3.00%, 4/1/2022	851,000	873,764
3.15%, 6/1/2027	744,000	826,710
3.65%, 8/1/2025	522,000	584,463
3.80%, 8/1/2028	937,000	1,095,943
3.85%, 1/15/2024 (a)	220,000	239,837
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	622,000	642,035
Series MTN, 2.50%, 9/1/2024	805,000	855,715
Series MTN, 2.80%, 3/1/2022	845,000	866,522
Series MTN, 2.88%, 6/1/2022	697,000	720,113
Series MTN, 2.90%, 12/1/2026	487,000	535,111
Series MTN, 3.35%, 9/1/2025	890,000	990,347
Series MTN, 3.40%, 3/1/2023	1,120,000	1,186,741
Series MTN, 3.65%, 3/18/2024 (a)	815,000	890,836
Series MTN, 3.75%, 6/9/2023	773,000	831,485
Series MTN, 3.88%, 12/1/2023	710,000	774,461
Series MTN, 4.63%, 6/1/2025	810,000	938,774
Union Pacific Corp.:
2.15%, 2/5/2027	855,000	908,848
2.40%, 2/5/2030	846,000	912,166
2.75%, 4/15/2023	10,000	10,474
2.75%, 3/1/2026	1,304,000	1,424,907
2.95%, 3/1/2022	1,223,000	1,260,619
2.95%, 1/15/2023	747,000	780,600
3.00%, 4/15/2027	711,000	791,542
3.15%, 3/1/2024	278,000	300,735
3.25%, 1/15/2025	682,000	746,981
3.25%, 8/15/2025	1,455,000	1,613,013
3.50%, 6/8/2023	819,000	877,870
3.65%, 2/15/2024	930,000	1,011,868
3.70%, 3/1/2029	1,308,000	1,524,840
3.75%, 3/15/2024	734,000	801,521

279

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/15/2025	$ 1,017,000	$ 1,152,261
3.95%, 9/10/2028	1,310,000	1,556,647
4.16%, 7/15/2022	918,000	962,844
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,432,000	1,520,856
2.35%, 5/16/2022	1,333,000	1,368,551
2.40%, 11/15/2026	865,000	942,521
2.45%, 10/1/2022	1,728,000	1,792,938
2.50%, 4/1/2023	1,650,000	1,727,550
2.50%, 9/1/2029	1,116,000	1,215,101
2.80%, 11/15/2024	686,000	741,895
3.05%, 11/15/2027	871,000	987,549
3.40%, 3/15/2029	920,000	1,061,809
3.90%, 4/1/2025	1,306,000	1,475,963
4.45%, 4/1/2030	1,165,000	1,457,799
		90,904,953
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	217,646
3.25%, 9/15/2026	380,000	421,078
3.50%, 3/15/2028	869,000	973,393
3.85%, 3/30/2027	803,000	906,491
4.00%, 6/30/2030	857,000	1,015,236
4.35%, 2/15/2024	650,000	717,646
4.55%, 11/7/2028	578,000	696,958
4.70%, 4/1/2029	36,000	43,880
		4,992,328
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030	1,125,000	1,240,819
2.95%, 9/1/2027	681,000	750,768
3.40%, 3/1/2025	860,000	951,908
3.45%, 6/1/2029	638,000	732,960
3.75%, 9/1/2028	872,000	1,018,409
3.85%, 3/1/2024	459,000	501,710
Aqua America, Inc. 3.57%, 5/1/2029	907,000	1,043,476
Essential Utilities, Inc. 2.70%, 4/15/2030	901,000	977,342
United Utilities PLC 6.88%, 8/15/2028	448,000	580,796
		7,798,188
TOTAL CORPORATE BONDS & NOTES (Cost $5,797,024,542)		5,975,679,964

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	17,256,834	$ 17,260,285
State Street Navigator Securities Lending Portfolio II (h) (i)	191,099,020	191,099,020
TOTAL SHORT-TERM INVESTMENTS (Cost $208,359,305)		208,359,305
TOTAL INVESTMENTS — 102.5% (Cost $6,005,383,847)		6,184,039,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(152,241,125)
NET ASSETS — 100.0%		$ 6,031,798,144
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

280

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,975,679,964	$—	$5,975,679,964
Short-Term Investments	208,359,305	—	—	208,359,305
TOTAL INVESTMENTS	$208,359,305	$5,975,679,964	$—	$6,184,039,269
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,267,202	$ 20,275,308	$312,559,181	$315,572,799	$(1,405)	$—	17,256,834	$ 17,260,285	$ 8,368
State Street Navigator Securities Lending Portfolio II	403,145,498	403,145,498	449,088,392	661,134,870	—	—	191,099,020	191,099,020	355,890
Total		$423,420,806	$761,647,573	$976,707,669	$(1,405)	$—		$208,359,305	$364,258
281	ARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 83,000	$ 114,456
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	155,000	158,312
3.50%, 3/1/2039	154,000	155,234
3.60%, 5/1/2034	974,000	1,027,833
3.63%, 2/1/2031	220,000	241,078
3.63%, 3/1/2048	164,000	165,993
3.65%, 3/1/2047	257,000	260,467
3.75%, 2/1/2050	155,000	162,099
3.83%, 3/1/2059	280,000	282,425
3.85%, 11/1/2048	125,000	129,365
3.90%, 5/1/2049	262,000	272,286
3.95%, 8/1/2059	291,000	310,546
5.71%, 5/1/2040	748,000	970,298
5.81%, 5/1/2050	1,727,000	2,378,114
5.88%, 2/15/2040	528,000	676,732
5.93%, 5/1/2060	1,544,000	2,185,578
6.13%, 2/15/2033	195,000	253,190
6.63%, 2/15/2038	1,213,000	1,626,512
6.88%, 3/15/2039	298,000	406,541
General Dynamics Corp.:
3.60%, 11/15/2042	107,000	130,580
4.25%, 4/1/2040	485,000	631,184
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	500,000	507,785
5.05%, 4/27/2045	87,000	120,779
6.15%, 12/15/2040	61,000	91,634
Lockheed Martin Corp.:
2.80%, 6/15/2050	734,000	791,017
3.60%, 3/1/2035	182,000	219,508
3.80%, 3/1/2045	705,000	878,120
4.07%, 12/15/2042	370,000	480,586
4.09%, 9/15/2052	25,000	33,310
4.50%, 5/15/2036	100,000	132,064
4.70%, 5/15/2046	514,000	719,924
5.72%, 6/1/2040	97,000	142,496
Series B, 6.15%, 9/1/2036	165,000	249,840
Northrop Grumman Corp.:
3.85%, 4/15/2045	158,000	191,502
4.03%, 10/15/2047	834,000	1,042,792
4.75%, 6/1/2043	452,000	605,047
5.05%, 11/15/2040	113,000	154,758
5.15%, 5/1/2040	79,000	109,473
5.25%, 5/1/2050	525,000	779,982
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	364,000	554,539
Raytheon Technologies Corp.:
3.13%, 7/1/2050	56,000	61,549
Security Description	Principal Amount	Value
3.75%, 11/1/2046	$ 610,000	$ 727,614
4.05%, 5/4/2047	202,000	251,734
4.15%, 5/15/2045	186,000	234,922
4.35%, 4/15/2047	785,000	1,030,218
4.50%, 6/1/2042	1,083,000	1,412,535
4.63%, 11/16/2048	100,000	136,028
4.70%, 12/15/2041	68,000	88,148
4.80%, 12/15/2043	1,074,000	1,402,171
4.88%, 10/15/2040	265,000	347,775
5.70%, 4/15/2040	472,000	691,678
6.05%, 6/1/2036	220,000	319,990
6.13%, 7/15/2038	505,000	754,470
United Technologies Corp. 5.40%, 5/1/2035	178,000	243,922
		27,932,277
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.88%, 9/16/2046	222,000	234,796
4.25%, 8/9/2042	680,000	757,894
4.45%, 5/6/2050	75,000	88,660
4.50%, 5/2/2043	1,217,000	1,410,406
5.38%, 1/31/2044	780,000	992,768
5.80%, 2/14/2039	608,000	800,359
5.95%, 2/14/2049	595,000	831,280
6.20%, 2/14/2059	165,000	234,161
BAT Capital Corp.:
2.73%, 3/25/2031	365,000	377,859
3.73%, 9/25/2040	285,000	298,104
3.98%, 9/25/2050	865,000	900,534
4.39%, 8/15/2037	1,120,000	1,253,448
4.54%, 8/15/2047	781,000	867,191
4.76%, 9/6/2049	702,000	808,093
5.28%, 4/2/2050	238,000	293,599
Philip Morris International, Inc.:
3.88%, 8/21/2042	252,000	297,360
4.13%, 3/4/2043	408,000	500,563
4.25%, 11/10/2044	494,000	620,415
4.38%, 11/15/2041 (b)	177,000	222,045
4.50%, 3/20/2042	932,000	1,184,069
4.88%, 11/15/2043	260,000	347,155
6.38%, 5/16/2038	216,000	329,219
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	285,523
5.85%, 8/15/2045	544,000	693,051
6.15%, 9/15/2043	356,000	464,744
7.25%, 6/15/2037	251,000	345,215
		15,438,511
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,708	2,537

282

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, Class AA, 3.60%, 3/22/2029	$ 1,574	$ 1,543
American Airlines 2016-1 Pass Through Trust Series 2016-1, Class AA, Class AA, 3.58%, 7/15/2029	68,796	67,903
American Airlines 2016-2 Pass Through Trust Series 2016-2, Class AA, Class AA, 3.20%, 12/15/2029	29,952	28,889
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, Class AA, 3.00%, 4/15/2030	5,753	5,619
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	67,957	67,719
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	76,958	74,334
American Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 3.15%, 8/15/2033	173,742	167,906
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, Class AA, 2.75%, 11/15/2033	128,135	127,757
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	320,000	343,859
United Airlines 2014-1 Pass Through Trust Series 2014-1, Class A, 4.00%, 10/11/2027	50,855	50,926
United Airlines 2014-2 Pass Through Trust Series 2014-2,Series A, Class A, 3.75%, 3/3/2028	20,107	20,228
United Airlines 2018-1 Pass Through Trust Series 2018-1, Class AA, Class AA, 3.50%, 9/1/2031	85,375	83,950
United Airlines 2019-1 Pass Through Trust Series 2019-1, Class AA, Class AA, 4.15%, 2/25/2033	144,573	148,510
Security Description	Principal Amount	Value
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	$ 5,225	$ 4,786
		1,196,466
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	805,000	941,278
3.38%, 11/1/2046	52,000	62,632
3.38%, 3/27/2050	354,000	437,257
3.63%, 5/1/2043 (b)	291,000	357,645
3.88%, 11/1/2045	332,000	430,568
		2,229,380
AUTO MANUFACTURERS — 0.5%
Cummins, Inc.:
1.50%, 9/1/2030	165,000	165,970
2.60%, 9/1/2050	265,000	269,791
4.88%, 10/1/2043	217,000	304,789
Daimler Finance North America LLC 8.50%, 1/18/2031	255,000	402,862
General Motors Co.:
5.00%, 4/1/2035 (b)	167,000	200,512
5.20%, 4/1/2045	462,000	559,062
5.40%, 4/1/2048	226,000	283,865
5.95%, 4/1/2049	668,000	901,172
6.25%, 10/2/2043	440,000	593,943
6.60%, 4/1/2036	409,000	555,393
6.75%, 4/1/2046	340,000	486,506
		4,723,865
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	82,000	89,235
Aptiv PLC 5.40%, 3/15/2049	50,000	62,093
BorgWarner, Inc. 4.38%, 3/15/2045	130,000	152,794
Lear Corp. 5.25%, 5/15/2049	329,000	402,647
		706,769
BANKS — 8.5%
Bank of America Corp.:
6.11%, 1/29/2037	693,000	1,010,900
7.75%, 5/14/2038	524,000	889,354
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	975,000	1,212,461
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	501,000	618,645
Series MTN, 4.88%, 4/1/2044	91,000	125,495

283

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.00%, 1/21/2044	$ 595,000	$ 836,867
Series MTN, 5.88%, 2/7/2042	541,000	820,459
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	555,000	682,422
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	1,114,000	1,450,718
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	1,234,000	1,633,730
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,875,000	2,371,837
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	425,000	441,813
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,640,000	1,709,192
Bank of America NA Series BKNT, 6.00%, 10/15/2036	567,000	848,612
Barclays PLC:
4.95%, 1/10/2047 (b)	418,000	570,240
5.25%, 8/17/2045	475,000	655,338
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b) (c)	285,000	297,224
Citigroup, Inc.:
4.65%, 7/30/2045	581,000	781,271
4.65%, 7/23/2048	924,000	1,273,725
4.75%, 5/18/2046	256,000	339,871
5.30%, 5/6/2044	347,000	484,579
5.88%, 1/30/2042	220,000	335,320
6.00%, 10/31/2033	1,065,000	1,461,042
6.13%, 8/25/2036	543,000	760,564
6.63%, 6/15/2032	840,000	1,191,170
6.68%, 9/13/2043	280,000	454,328
8.13%, 7/15/2039	627,000	1,122,267
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	125,000	149,640
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	144,000	187,119
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	430,000	601,695
Citizens Financial Group, Inc. 2.64%, 9/30/2032 (d)	200,000	211,892
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	428,000	610,919
5.75%, 12/1/2043	600,000	894,510
Series MTN, 5.25%, 5/24/2041	479,000	703,464
Security Description	Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (b)	$ 707,000	$ 987,523
Fifth Third Bancorp 8.25%, 3/1/2038	210,000	356,817
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	105,000	132,467
Series BKNT, 4.63%, 2/13/2047	113,000	148,380
Goldman Sachs Capital I 6.35%, 2/15/2034	462,000	647,017
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	884,000	1,229,847
5.15%, 5/22/2045	914,000	1,279,691
6.13%, 2/15/2033	359,000	518,385
6.25%, 2/1/2041	913,000	1,435,711
6.45%, 5/1/2036	1,298,000	1,902,336
6.75%, 10/1/2037	1,937,000	2,955,358
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	203,000	247,520
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	774,000	985,689
Series MTN, 4.80%, 7/8/2044	326,000	450,542
HSBC Bank USA NA:
Series BKNT, 5.88%, 11/1/2034	588,000	831,308
Series BKNT, 7.00%, 1/15/2039	182,000	288,610
HSBC Holdings PLC:
5.25%, 3/14/2044	1,003,000	1,393,027
6.10%, 1/14/2042	105,000	159,599
6.50%, 5/2/2036	858,000	1,241,938
6.50%, 9/15/2037	837,000	1,224,305
6.80%, 6/1/2038	585,000	888,317
7.63%, 5/17/2032	200,000	292,614
JPMorgan Chase & Co.:
4.85%, 2/1/2044	328,000	470,690
4.95%, 6/1/2045	373,000	528,078
5.40%, 1/6/2042	1,073,000	1,598,008
5.50%, 10/15/2040	1,008,000	1,485,117
5.60%, 7/15/2041	220,000	331,294
5.63%, 8/16/2043	246,000	369,472
6.40%, 5/15/2038	933,000	1,446,514
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	766,000	966,815
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	812,000	986,734
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	919,000	1,155,964

284

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	$ 723,000	$ 917,957
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	638,000	836,992
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	1,125,000	1,154,576
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	611,000	680,110
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	369,000	415,199
Lloyds Banking Group PLC:
4.34%, 1/9/2048	564,000	697,172
5.30%, 12/1/2045	283,000	388,780
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	458,000	552,728
4.15%, 3/7/2039	179,000	224,724
4.29%, 7/26/2038 (b)	189,000	241,077
Morgan Stanley:
4.30%, 1/27/2045	677,000	901,838
4.38%, 1/22/2047	617,000	838,454
6.38%, 7/24/2042	744,000	1,215,703
7.25%, 4/1/2032	500,000	770,290
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	354,000	462,069
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	568,000	702,701
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	845,000	1,360,273
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	1,460,000	1,471,709
Regions Bank Series BKNT, 6.45%, 6/26/2037	30,000	42,484
Regions Financial Corp. 7.38%, 12/10/2037	262,000	396,178
Wachovia Corp. 5.50%, 8/1/2035	921,000	1,239,371
Wells Fargo & Co.:
3.90%, 5/1/2045	734,000	913,536
5.38%, 2/7/2035	518,000	708,178
5.38%, 11/2/2043	580,000	802,616
5.61%, 1/15/2044	1,203,000	1,696,422
5.95%, 12/1/2086	125,000	166,026
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	339,000	367,561
Series GMTN, 4.90%, 11/17/2045	983,000	1,308,412
Series MTN, 4.40%, 6/14/2046	817,000	1,020,123
Security Description	Principal Amount	Value
Series MTN, 4.65%, 11/4/2044	$ 688,000	$ 877,716
Series MTN, 4.75%, 12/7/2046	750,000	982,020
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	1,779,000	2,525,362
Wells Fargo Bank NA:
5.95%, 8/26/2036	520,000	741,650
Series BKNT, 5.85%, 2/1/2037	752,000	1,067,832
Series BKNT, 6.60%, 1/15/2038	303,000	461,536
Westpac Banking Corp.:
2.96%, 11/16/2040	320,000	339,357
4.42%, 7/24/2039 (b)	239,000	303,786
		86,466,888
BEVERAGES — 3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	726,000	920,343
4.90%, 2/1/2046	3,147,000	4,089,117
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	201,000	231,218
4.63%, 2/1/2044	400,000	500,952
4.70%, 2/1/2036	527,000	659,129
4.90%, 2/1/2046	572,000	738,927
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	300,000	340,911
4.35%, 6/1/2040	462,000	565,608
4.38%, 4/15/2038	1,143,000	1,411,308
4.44%, 10/6/2048	881,000	1,093,665
4.50%, 6/1/2050	662,000	835,484
4.60%, 4/15/2048	781,000	985,028
4.60%, 6/1/2060	873,000	1,122,652
4.75%, 4/15/2058	648,000	851,952
4.90%, 1/23/2031 (b)	63,000	80,206
4.95%, 1/15/2042	648,000	850,072
5.45%, 1/23/2039	1,170,000	1,584,391
5.55%, 1/23/2049	1,376,000	1,951,595
5.80%, 1/23/2059	1,416,000	2,169,128
5.88%, 6/15/2035	75,000	106,041
8.00%, 11/15/2039	281,000	475,916
Brown-Forman Corp.:
4.00%, 4/15/2038	281,000	347,721
4.50%, 7/15/2045	156,000	210,797
Coca-Cola Co.:
1.38%, 3/15/2031	1,030,000	1,028,208
2.50%, 6/1/2040	273,000	289,830
2.50%, 3/15/2051	480,000	495,533
2.60%, 6/1/2050	617,000	648,356
2.75%, 6/1/2060	144,000	155,062

285

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 3/25/2050	$ 155,000	$ 215,786
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	140,000	140,661
5.25%, 11/26/2043	431,000	605,779
Constellation Brands, Inc.:
4.50%, 5/9/2047	96,000	121,717
5.25%, 11/15/2048	460,000	647,620
Diageo Capital PLC:
2.13%, 4/29/2032	602,000	634,388
3.88%, 4/29/2043	626,000	781,555
Diageo Investment Corp.:
4.25%, 5/11/2042	122,000	156,459
7.45%, 4/15/2035	126,000	210,895
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	739,000	822,019
4.38%, 5/10/2043	265,000	330,479
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	186,000	222,612
4.42%, 12/15/2046	419,000	533,064
4.50%, 11/15/2045	150,000	192,023
4.99%, 5/25/2038	114,000	152,405
5.09%, 5/25/2048 (b)	254,000	357,124
Molson Coors Brewing Co.:
4.20%, 7/15/2046	1,064,000	1,217,290
5.00%, 5/1/2042	324,000	405,006
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	277,000	278,706
2.88%, 10/15/2049	247,000	275,936
3.38%, 7/29/2049	636,000	768,555
3.45%, 10/6/2046	590,000	709,900
3.50%, 3/19/2040	307,000	370,297
3.63%, 3/19/2050	825,000	1,044,862
3.88%, 3/19/2060	552,000	737,936
4.00%, 3/5/2042	511,000	659,323
4.25%, 10/22/2044	412,000	542,011
4.45%, 4/14/2046	147,000	204,308
4.60%, 7/17/2045	159,000	222,573
4.88%, 11/1/2040	67,000	94,349
		38,394,788
BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
2.77%, 9/1/2053 (d)	318,000	318,531
3.15%, 2/21/2040	938,000	1,023,152
3.38%, 2/21/2050	1,223,000	1,365,003
4.40%, 5/1/2045	770,000	974,189
4.56%, 6/15/2048	733,000	964,782
4.66%, 6/15/2051	1,094,000	1,485,357
4.95%, 10/1/2041	130,000	174,023
5.15%, 11/15/2041	1,337,000	1,846,557
Baxalta, Inc. 5.25%, 6/23/2045	517,000	717,027
Biogen, Inc.:
3.15%, 5/1/2050	466,000	481,294
Security Description	Principal Amount	Value
5.20%, 9/15/2045	$ 694,000	$ 931,556
Gilead Sciences, Inc.:
2.60%, 10/1/2040	400,000	404,036
2.80%, 10/1/2050	506,000	505,251
4.00%, 9/1/2036	350,000	425,124
4.15%, 3/1/2047	588,000	719,653
4.50%, 2/1/2045	884,000	1,130,866
4.60%, 9/1/2035	615,000	793,036
4.75%, 3/1/2046	783,000	1,038,751
4.80%, 4/1/2044	757,000	999,021
5.65%, 12/1/2041	100,000	144,616
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	252,000	244,044
Royalty Pharma PLC:
3.30%, 9/2/2040 (d)	311,000	327,455
3.55%, 9/2/2050 (d)	430,000	458,238
		17,471,562
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.70%, 2/15/2031	419,000	450,098
3.38%, 4/5/2040 (d)	25,000	27,413
3.38%, 4/5/2040	652,000	714,931
3.58%, 4/5/2050	430,000	480,946
Johnson Controls International PLC:
4.50%, 2/15/2047	126,000	165,404
4.63%, 7/2/2044	651,000	845,356
4.95%, 7/2/2064 (e)	49,000	67,242
5.13%, 9/14/2045	289,000	396,144
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	167,000	199,637
Masco Corp. 4.50%, 5/15/2047	187,000	235,429
Owens Corning:
4.30%, 7/15/2047	97,000	115,934
4.40%, 1/30/2048	205,000	247,398
7.00%, 12/1/2036	26,000	37,045
Vulcan Materials Co.:
4.50%, 6/15/2047	190,000	234,848
4.70%, 3/1/2048	164,000	210,041
		4,427,866
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	311,000	334,434
2.80%, 5/15/2050	458,000	503,333
Albemarle Corp. 5.45%, 12/1/2044	61,000	72,724
Dow Chemical Co 5.55%, 11/30/2048	259,000	372,675
Dow Chemical Co.:
3.60%, 11/15/2050	420,000	470,925
4.25%, 10/1/2034	204,000	246,291

286

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 11/15/2042	$ 484,000	$ 594,517
4.63%, 10/1/2044	168,000	210,044
4.80%, 5/15/2049 (b)	630,000	867,145
5.25%, 11/15/2041	969,000	1,284,729
7.38%, 11/1/2029	48,000	68,437
9.40%, 5/15/2039	125,000	224,341
DowDuPont, Inc. 5.32%, 11/15/2038	1,211,000	1,641,402
DuPont de Nemours, Inc. 5.42%, 11/15/2048	512,000	740,813
Eastman Chemical Co.:
4.65%, 10/15/2044	227,000	287,057
4.80%, 9/1/2042	285,000	360,898
Ecolab, Inc.:
1.30%, 1/30/2031	200,000	197,944
2.13%, 8/15/2050	540,000	515,576
3.95%, 12/1/2047	62,000	79,586
FMC Corp. 4.50%, 10/1/2049	184,000	238,563
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	112,000	136,453
5.00%, 9/26/2048	350,000	468,625
Lubrizol Corp. 6.50%, 10/1/2034	87,000	134,467
LYB International Finance B.V.:
4.88%, 3/15/2044	600,000	756,138
5.25%, 7/15/2043	270,000	350,214
LYB International Finance III LLC:
3.38%, 10/1/2040	475,000	506,725
3.63%, 4/1/2051	550,000	600,688
3.80%, 10/1/2060	375,000	401,677
4.20%, 10/15/2049	208,000	243,146
4.20%, 5/1/2050	151,000	176,827
LyondellBasell Industries NV 4.63%, 2/26/2055	58,000	70,032
Mosaic Co.:
4.88%, 11/15/2041	358,000	416,698
5.45%, 11/15/2033	300,000	372,609
5.63%, 11/15/2043	169,000	218,885
Nutrien, Ltd.:
3.95%, 5/13/2050	75,000	90,836
4.13%, 3/15/2035	185,000	220,411
4.90%, 6/1/2043	194,000	249,436
5.00%, 4/1/2049	207,000	285,053
5.25%, 1/15/2045	148,000	202,831
5.63%, 12/1/2040	85,000	117,139
5.88%, 12/1/2036	172,000	231,897
6.13%, 1/15/2041	196,000	281,654
7.13%, 5/23/2036	15,000	21,805
Praxair, Inc. 3.55%, 11/7/2042	104,000	125,963
RPM International, Inc.:
4.25%, 1/15/2048	80,000	88,844
Security Description	Principal Amount	Value
5.25%, 6/1/2045	$ 315,000	$ 388,754
Sherwin-Williams Co.:
3.30%, 5/15/2050	315,000	354,466
3.80%, 8/15/2049	335,000	406,218
4.00%, 12/15/2042	112,000	131,832
4.50%, 6/1/2047	274,000	364,919
Westlake Chemical Corp.:
4.38%, 11/15/2047	147,000	174,214
5.00%, 8/15/2046	181,000	234,685
		18,135,575
COMMERCIAL SERVICES — 1.2%
American University Series 2019, 3.67%, 4/1/2049	115,000	128,987
California Institute of Technology:
3.65%, 9/1/2119	215,000	241,292
4.32%, 8/1/2045 (b)	60,000	81,608
4.70%, 11/1/2111	73,000	100,533
Cleveland Clinic Foundation 4.86%, 1/1/2114	98,000	138,882
Duke University:
Series 2020, 2.68%, 10/1/2044	130,000	136,044
Series 2020, 2.76%, 10/1/2050	100,000	107,216
Series 2020, 2.83%, 10/1/2055	145,000	157,560
Emory University Series 2020, 2.97%, 9/1/2050	165,000	177,896
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	76,274
Series 2020, 2.82%, 6/1/2070	90,000	96,213
George Washington University:
4.87%, 9/15/2045	99,000	135,222
Series 2014, 4.30%, 9/15/2044	162,000	202,596
Series 2018, 4.13%, 9/15/2048	200,000	251,688
Georgetown University:
Series 20A, 2.94%, 4/1/2050	75,000	76,458
Series A, 5.22%, 10/1/2118	141,000	203,259
Series B, 4.32%, 4/1/2049 (b)	197,000	250,621
Global Payments, Inc. 4.15%, 8/15/2049	275,000	337,626
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	166,000	221,984
Series A, 2.81%, 1/1/2060	110,000	115,837

287

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Leland Stanford Junior University:
2.41%, 6/1/2050	$ 180,000	$ 184,801
3.65%, 5/1/2048	59,000	74,643
Massachusetts Institute of Technology:
3.89%, 7/1/2116	201,000	255,324
3.96%, 7/1/2038	4,000	4,976
4.68%, 7/1/2114	271,000	406,679
5.60%, 7/1/2111	255,000	447,400
Series F, 2.99%, 7/1/2050	112,000	129,078
Series G, 2.29%, 7/1/2051	45,000	45,365
Moody's Corp.:
2.55%, 8/18/2060	75,000	70,304
3.25%, 5/20/2050	164,000	180,844
4.88%, 12/17/2048	140,000	190,169
5.25%, 7/15/2044	116,000	159,962
Northeastern University Series 2020, 2.89%, 10/1/2050	100,000	105,016
Northwestern University:
Series 2017, 3.66%, 12/1/2057	289,000	364,420
Series 2020, 2.64%, 12/1/2050	263,000	278,207
PayPal Holdings, Inc. 3.25%, 6/1/2050	341,000	391,870
President & Fellows of Harvard College:
2.52%, 10/15/2050	100,000	106,121
4.88%, 10/15/2040	234,000	333,532
President and Fellows of Harvard College:
3.15%, 7/15/2046	168,000	197,729
3.30%, 7/15/2056	191,000	236,443
Quanta Services, Inc. 2.90%, 10/1/2030	130,000	139,586
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	120,000	123,121
S&P Global, Inc.:
2.30%, 8/15/2060	323,000	304,230
3.25%, 12/1/2049	206,000	238,970
Trustees of Boston College 3.13%, 7/1/2052	97,000	106,001
Trustees of Boston University Series CC, 4.06%, 10/1/2048	127,000	160,641
Trustees of Princeton University:
5.70%, 3/1/2039	45,000	68,124
Series 2020, 2.52%, 7/1/2050	350,000	366,856
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	116,000	131,951
Security Description	Principal Amount	Value
Series 2020, 2.40%, 10/1/2050	$ 105,000	$ 106,364
University of Chicago:
4.00%, 10/1/2053	142,000	183,640
Series 20B, 2.76%, 4/1/2045	50,000	51,645
Series C, 2.55%, 4/1/2050	185,000	184,817
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	54,000	65,440
Series 2017, 3.39%, 2/15/2048	234,000	288,094
University of Pennsylvania 4.67%, 9/1/2112	33,000	47,238
University of Southern California:
3.03%, 10/1/2039	244,000	267,719
5.25%, 10/1/2111	107,000	169,644
Series 2017, 3.84%, 10/1/2047	217,000	273,945
Series A, 3.23%, 10/1/2120	112,000	112,905
Verisk Analytics, Inc.:
3.63%, 5/15/2050	435,000	506,927
5.50%, 6/15/2045	108,000	152,851
William Marsh Rice University:
3.57%, 5/15/2045	144,000	174,525
3.77%, 5/15/2055	376,000	489,330
Yale University Series 2020, 2.40%, 4/15/2050	180,000	185,935
		12,301,178
COMPUTERS — 2.1%
Apple, Inc.:
2.40%, 8/20/2050 (b)	603,000	615,229
2.55%, 8/20/2060	495,000	506,900
2.65%, 5/11/2050	2,243,000	2,383,973
2.95%, 9/11/2049	676,000	757,762
3.45%, 2/9/2045	711,000	862,294
3.75%, 9/12/2047	413,000	520,971
3.75%, 11/13/2047	392,000	494,888
3.85%, 5/4/2043	1,081,000	1,373,832
3.85%, 8/4/2046	712,000	915,689
4.25%, 2/9/2047	300,000	407,106
4.38%, 5/13/2045	754,000	1,036,501
4.45%, 5/6/2044	325,000	449,332
4.50%, 2/23/2036	227,000	305,987
4.65%, 2/23/2046	1,396,000	1,992,539
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (d)	353,000	518,977
8.35%, 7/15/2046 (d)	877,000	1,322,551

288

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	$ 146,000	$ 188,763
6.35%, 10/15/2045	481,000	634,978
HP, Inc. 6.00%, 9/15/2041	567,000	739,759
International Business Machines Corp.:
2.85%, 5/15/2040	375,000	402,322
2.95%, 5/15/2050	326,000	347,330
4.00%, 6/20/2042	127,000	158,105
4.15%, 5/15/2039	836,000	1,059,705
4.25%, 5/15/2049	952,000	1,248,386
4.70%, 2/19/2046	205,000	283,989
5.60%, 11/30/2039	112,000	164,268
5.88%, 11/29/2032	315,000	452,979
6.50%, 1/15/2028	30,000	40,025
7.13%, 12/1/2096	383,000	658,339
Leidos, Inc. 2.30%, 2/15/2031 (d)	115,000	117,758
		20,961,237
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	205,000	278,322
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	52,000	60,016
4.15%, 3/15/2047	200,000	263,610
4.38%, 6/15/2045	170,000	225,502
6.00%, 5/15/2037	112,000	167,627
Procter & Gamble Co. 3.55%, 3/25/2040	200,000	248,506
Unilever Capital Corp. 5.90%, 11/15/2032	396,000	581,950
		1,825,533
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	180,000	213,314
4.20%, 5/15/2047	170,000	216,488
4.60%, 6/15/2045	104,000	138,602
		568,404
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Ally Financial, Inc. 8.00%, 11/1/2031	961,000	1,371,703
American Express Co. 4.05%, 12/3/2042	309,000	394,921
BlackRock, Inc. 1.90%, 1/28/2031	365,000	382,283
Brookfield Finance LLC 3.45%, 4/15/2050	645,000	684,022
Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
3.50%, 3/30/2051	$ 325,000	$ 347,360
4.70%, 9/20/2047	97,000	123,602
Charles Schwab Corp. 1.65%, 3/11/2031	480,000	484,406
CME Group, Inc.:
4.15%, 6/15/2048	216,000	291,723
5.30%, 9/15/2043	247,000	367,877
Credit Suisse USA, Inc. 7.13%, 7/15/2032	397,000	617,343
GE Capital International Funding Co. 4.42%, 11/15/2035	4,379,000	5,226,249
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	700,000	705,376
2.65%, 9/15/2040	426,000	436,952
3.00%, 6/15/2050	596,000	631,694
3.00%, 9/15/2060	588,000	612,614
4.25%, 9/21/2048	592,000	750,520
Invesco Finance PLC 5.38%, 11/30/2043	105,000	136,220
Jefferies Group LLC:
2.75%, 10/15/2032	110,000	115,345
6.25%, 1/15/2036	15,000	19,970
6.50%, 1/20/2043	15,000	20,554
Legg Mason, Inc. 5.63%, 1/15/2044	277,000	399,415
Mastercard, Inc.:
3.65%, 6/1/2049	333,000	413,013
3.80%, 11/21/2046	100,000	126,530
3.85%, 3/26/2050	679,000	877,614
3.95%, 2/26/2048	194,000	251,306
Nasdaq, Inc.:
2.50%, 12/21/2040	600,000	593,376
3.25%, 4/28/2050	125,000	136,911
Raymond James Financial, Inc. 4.95%, 7/15/2046	257,000	351,175
Visa, Inc.:
1.10%, 2/15/2031	1,257,000	1,234,512
2.00%, 8/15/2050	500,000	475,620
3.65%, 9/15/2047	171,000	216,159
4.15%, 12/14/2035	518,000	672,696
4.30%, 12/14/2045	1,178,000	1,612,505
Western Union Co. 6.20%, 11/17/2036 (b)	530,000	672,835
		21,754,401
ELECTRIC — 10.9%
AEP Texas, Inc.:
3.80%, 10/1/2047	299,000	352,255
Series G, 4.15%, 5/1/2049	221,000	275,700
Series H, 3.45%, 1/15/2050	169,000	192,248

289

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
AEP Transmission Co. LLC:
3.75%, 12/1/2047	$ 94,000	$ 113,953
4.00%, 12/1/2046	92,000	114,710
4.25%, 9/15/2048	119,000	155,548
Series M, 3.65%, 4/1/2050	400,000	483,540
AES Corp. 2.45%, 1/15/2031 (d)	350,000	354,452
Alabama Power Co.:
3.45%, 10/1/2049	156,000	183,685
3.75%, 3/1/2045	344,000	414,159
3.85%, 12/1/2042	200,000	245,026
4.30%, 1/2/2046	210,000	278,149
6.00%, 3/1/2039	88,000	130,662
6.13%, 5/15/2038	89,000	133,199
Series A, 4.30%, 7/15/2048	288,000	383,861
Series B, 3.70%, 12/1/2047	180,000	218,536
AMEREN Corp. 3.50%, 1/15/2031	436,000	502,551
Ameren Illinois Co.:
3.25%, 3/15/2050	100,000	116,458
3.70%, 12/1/2047	195,000	239,119
4.15%, 3/15/2046	346,000	441,922
American Electric Power Co., Inc. 3.25%, 3/1/2050	165,000	176,618
Appalachian Power Co.:
4.40%, 5/15/2044	102,000	126,314
7.00%, 4/1/2038	74,000	114,032
Series Y, 4.50%, 3/1/2049	102,000	134,493
Series Z, 3.70%, 5/1/2050	25,000	29,993
Arizona Public Service Co.:
3.35%, 5/15/2050	99,000	115,198
3.50%, 12/1/2049	295,000	349,484
3.75%, 5/15/2046	100,000	121,656
4.20%, 8/15/2048	166,000	214,338
4.25%, 3/1/2049	524,000	678,234
4.35%, 11/15/2045	64,000	82,706
4.50%, 4/1/2042	99,000	127,216
5.05%, 9/1/2041	166,000	226,955
Avista Corp. 4.35%, 6/1/2048	216,000	274,979
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049 (b)	395,000	443,964
3.50%, 8/15/2046	20,000	23,236
3.75%, 8/15/2047	97,000	118,072
4.25%, 9/15/2048	50,000	65,530
6.35%, 10/1/2036	117,000	177,383
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (d)	933,000	932,328
2.85%, 5/15/2051 (d)	250,000	256,570
3.80%, 7/15/2048	250,000	298,938
4.25%, 10/15/2050 (d)	214,000	276,084
4.45%, 1/15/2049	331,000	437,357
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$ 315,000	$ 403,556
5.15%, 11/15/2043	288,000	394,272
5.95%, 5/15/2037	145,000	209,621
6.13%, 4/1/2036	701,000	1,035,146
Black Hills Corp.:
4.20%, 9/15/2046	276,000	332,185
4.35%, 5/1/2033	130,000	157,312
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	88,000	102,976
3.95%, 3/1/2048	268,000	339,360
Series AC, 4.25%, 2/1/2049	180,000	237,767
Series AD, 2.90%, 7/1/2050	609,000	663,883
Series K2, 6.95%, 3/15/2033	137,000	203,656
CenterPoint Energy, Inc. 3.70%, 9/1/2049	261,000	300,072
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	226,000	263,507
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	95,000	116,788
CMS Energy Corp. 4.88%, 3/1/2044	121,000	160,485
Commonwealth Edison Co.:
3.00%, 3/1/2050	288,000	315,559
3.65%, 6/15/2046	200,000	238,238
3.70%, 3/1/2045	129,000	152,521
3.80%, 10/1/2042	216,000	256,859
4.00%, 3/1/2048	239,000	302,619
4.00%, 3/1/2049	135,000	172,311
4.35%, 11/15/2045	174,000	225,059
4.60%, 8/15/2043	74,000	97,156
4.70%, 1/15/2044	28,000	37,476
6.45%, 1/15/2038	330,000	506,725
Series 123, 3.75%, 8/15/2047	280,000	340,592
Series 127, 3.20%, 11/15/2049	236,000	265,408
Connecticut Light & Power Co.:
4.30%, 4/15/2044	402,000	525,301
Series A, 4.15%, 6/1/2045	50,000	64,888
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	45,000	52,426
3.85%, 6/15/2046	60,000	70,214
3.95%, 3/1/2043	148,000	173,654
4.45%, 3/15/2044	379,000	475,455
4.50%, 12/1/2045	129,000	164,956
4.50%, 5/15/2058	219,000	289,882
4.63%, 12/1/2054	258,000	344,433
5.70%, 6/15/2040	269,000	375,849

290

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 05-A, 5.30%, 3/1/2035	$ 715,000	$ 943,900
Series 06-A, 5.85%, 3/15/2036	138,000	188,238
Series 07-A, 6.30%, 8/15/2037	10,000	14,533
Series 08-B, 6.75%, 4/1/2038	190,000	289,585
Series 09-C, 5.50%, 12/1/2039	455,000	629,620
Series 2017, 3.88%, 6/15/2047	194,000	229,339
Series 20B, 3.95%, 4/1/2050	281,000	342,070
Series A, 4.13%, 5/15/2049	155,000	190,983
Series C, 3.00%, 12/1/2060	410,000	417,560
Series C, 4.00%, 11/15/2057	209,000	256,596
Series C, 4.30%, 12/1/2056	403,000	513,285
Series E, 4.65%, 12/1/2048 (b)	531,000	704,855
Consumers Energy Co.:
2.50%, 5/1/2060	115,000	115,085
3.10%, 8/15/2050	135,000	155,169
3.25%, 8/15/2046	435,000	498,775
3.50%, 8/1/2051	366,000	448,182
3.75%, 2/15/2050	72,000	90,759
3.95%, 5/15/2043	48,000	59,857
3.95%, 7/15/2047	166,000	212,605
4.05%, 5/15/2048	56,000	73,047
4.35%, 4/15/2049 (b)	132,000	180,193
Dayton Power & Light Co. 3.95%, 6/15/2049	105,000	122,406
Delmarva Power & Light Co. 4.15%, 5/15/2045	88,000	109,889
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	151,000	223,400
Dominion Energy, Inc.:
4.70%, 12/1/2044	12,000	15,677
7.00%, 6/15/2038	282,000	432,173
Series B, 5.95%, 6/15/2035	200,000	279,248
Series C, 4.05%, 9/15/2042	311,000	372,867
Series C, 4.90%, 8/1/2041	782,000	1,024,326
Series E, 6.30%, 3/15/2033	85,000	119,902
DTE Electric Co.:
2.95%, 3/1/2050	178,000	198,084
3.70%, 3/15/2045	214,000	258,313
3.70%, 6/1/2046	93,000	112,820
3.75%, 8/15/2047	156,000	195,420
4.30%, 7/1/2044	158,000	204,735
Security Description	Principal Amount	Value
Series A, 4.00%, 4/1/2043	$ 25,000	$ 31,011
Series C, 2.63%, 3/1/2031	229,000	253,354
DTE Energy Co. 6.38%, 4/15/2033	831,000	1,189,543
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	202,000	228,929
3.70%, 12/1/2047	262,000	315,414
3.75%, 6/1/2045	171,000	205,048
3.95%, 3/15/2048	199,000	249,234
4.00%, 9/30/2042	32,000	39,356
4.25%, 12/15/2041	170,000	215,405
5.30%, 2/15/2040	299,000	425,091
6.00%, 1/15/2038	76,000	113,559
6.05%, 4/15/2038	100,000	149,779
6.10%, 6/1/2037	423,000	625,380
Duke Energy Corp.:
3.75%, 9/1/2046	336,000	389,968
3.95%, 8/15/2047	113,000	136,408
4.20%, 6/15/2049	122,000	154,220
4.80%, 12/15/2045	285,000	376,380
Duke Energy Florida LLC:
3.40%, 10/1/2046	53,000	60,810
3.85%, 11/15/2042	368,000	440,205
4.20%, 7/15/2048	186,000	239,867
5.65%, 4/1/2040	111,000	162,631
6.35%, 9/15/2037	167,000	255,093
6.40%, 6/15/2038	246,000	382,173
Duke Energy Indiana LLC:
2.75%, 4/1/2050	210,000	219,988
3.75%, 5/15/2046	144,000	171,736
6.12%, 10/15/2035	352,000	498,791
6.35%, 8/15/2038	35,000	53,725
6.45%, 4/1/2039	842,000	1,309,554
Series WWW, 4.90%, 7/15/2043	94,000	127,521
Series YYY, 3.25%, 10/1/2049	67,000	76,030
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	476,000	564,717
4.30%, 2/1/2049	110,000	141,683
Duke Energy Progress LLC:
2.50%, 8/15/2050	270,000	270,626
3.60%, 9/15/2047	23,000	27,686
3.70%, 10/15/2046	210,000	254,306
4.10%, 5/15/2042	503,000	624,822
4.10%, 3/15/2043	166,000	206,604
4.15%, 12/1/2044	510,000	650,189
4.20%, 8/15/2045	201,000	257,724
4.38%, 3/30/2044	166,000	214,465
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	43,990
6.00%, 5/15/2035	221,000	305,128
Emera US Finance L.P. 4.75%, 6/15/2046	526,000	671,634

291

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entergy Arkansas LLC:
2.65%, 6/15/2051	$ 70,000	$ 71,523
4.20%, 4/1/2049	230,000	300,072
Entergy Corp. 3.75%, 6/15/2050	256,000	298,783
Entergy Louisiana LLC:
1.60%, 12/15/2030	250,000	252,675
2.90%, 3/15/2051	446,000	475,784
4.00%, 3/15/2033	250,000	311,613
4.20%, 9/1/2048	542,000	703,554
4.20%, 4/1/2050	334,000	433,752
Entergy Texas, Inc.:
1.75%, 3/15/2031	150,000	150,287
3.55%, 9/30/2049	89,000	103,380
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	102,000	115,634
4.10%, 4/1/2043	258,000	319,809
Evergy Metro, Inc.:
4.20%, 6/15/2047	213,000	272,906
Series 2019, 4.13%, 4/1/2049	390,000	500,643
Eversource Energy 3.45%, 1/15/2050	294,000	337,100
Exelon Corp.:
4.45%, 4/15/2046	217,000	277,016
4.70%, 4/15/2050	210,000	278,349
4.95%, 6/15/2035	179,000	222,932
5.10%, 6/15/2045	192,000	259,995
5.63%, 6/15/2035	849,000	1,147,500
Exelon Generation Co. LLC:
5.75%, 10/1/2041	520,000	601,734
6.25%, 10/1/2039	979,000	1,181,310
Florida Power & Light Co.:
3.15%, 10/1/2049	674,000	778,868
3.70%, 12/1/2047	895,000	1,115,107
3.80%, 12/15/2042	129,000	159,067
3.95%, 3/1/2048	128,000	166,263
3.99%, 3/1/2049	169,000	220,205
4.05%, 6/1/2042	42,000	53,335
4.05%, 10/1/2044	168,000	215,719
4.13%, 2/1/2042	155,000	197,185
4.13%, 6/1/2048	212,000	281,648
4.95%, 6/1/2035	85,000	117,471
5.63%, 4/1/2034	107,000	154,285
5.65%, 2/1/2037	222,000	313,304
5.69%, 3/1/2040	195,000	289,928
5.96%, 4/1/2039	165,000	250,058
Georgia Power Co.:
4.30%, 3/15/2042	1,257,000	1,593,247
4.30%, 3/15/2043	186,000	235,203
Series 10-C, 4.75%, 9/1/2040	114,000	148,405
Series B, 3.70%, 1/30/2050	50,000	60,655
Iberdrola International B.V. 6.75%, 7/15/2036	2,000	3,050
Security Description	Principal Amount	Value
Indiana Michigan Power Co.:
4.25%, 8/15/2048	$ 274,000	$ 351,032
6.05%, 3/15/2037	93,000	132,341
Series K, 4.55%, 3/15/2046	129,000	169,094
Series L, 3.75%, 7/1/2047	209,000	249,600
Interstate Power & Light Co.:
3.70%, 9/15/2046	30,000	34,967
6.25%, 7/15/2039	77,000	111,836
ITC Holdings Corp. 5.30%, 7/1/2043	103,000	137,230
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	89,674
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	83,634	105,651
Kansas City Power & Light Co. Series B, 6.05%, 11/15/2035	30,000	43,526
Kentucky Utilities Co.:
3.30%, 6/1/2050	80,000	90,640
4.38%, 10/1/2045	266,000	345,260
5.13%, 11/1/2040	25,000	34,248
Louisville Gas & Electric Co. 4.25%, 4/1/2049	271,000	347,487
MidAmerican Energy Co.:
3.65%, 8/1/2048	283,000	346,316
3.95%, 8/1/2047	211,000	266,320
4.25%, 5/1/2046	290,000	380,463
4.25%, 7/15/2049	148,000	198,247
4.40%, 10/15/2044	580,000	754,081
4.80%, 9/15/2043	76,000	103,293
6.75%, 12/30/2031	63,000	94,225
Series MTN, 5.75%, 11/1/2035	76,000	109,870
Series MTN, 5.80%, 10/15/2036	90,000	131,041
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	360,000	435,910
National Grid USA 5.80%, 4/1/2035	92,000	119,631
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	25,000	24,690
4.02%, 11/1/2032	76,000	93,917
4.30%, 3/15/2049	243,000	319,212
4.40%, 11/1/2048	160,000	213,726
Series C, 8.00%, 3/1/2032	75,000	118,124
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	50,000	55,367
Series N, 6.65%, 4/1/2036	131,000	198,308
Series R, 6.75%, 7/1/2037	66,000	99,520

292

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Northern States Power Co.:
2.60%, 6/1/2051	$ 190,000	$ 201,088
2.90%, 3/1/2050	263,000	294,610
3.40%, 8/15/2042	446,000	522,748
3.60%, 5/15/2046	403,000	490,588
3.60%, 9/15/2047 (b)	71,000	87,076
4.00%, 8/15/2045	323,000	418,895
4.13%, 5/15/2044	133,000	172,806
5.35%, 11/1/2039	100,000	144,599
6.20%, 7/1/2037	66,000	99,924
6.25%, 6/1/2036	74,000	111,110
NorthWestern Corp. 4.18%, 11/15/2044	341,000	411,144
NSTAR Electric Co.:
4.40%, 3/1/2044	100,000	131,507
5.50%, 3/15/2040	83,000	119,792
Oglethorpe Power Corp.:
5.25%, 9/1/2050	98,000	121,648
5.38%, 11/1/2040	150,000	188,277
5.95%, 11/1/2039	272,000	360,288
Ohio Edison Co. 6.88%, 7/15/2036	610,000	831,637
Ohio Power Co.:
4.00%, 6/1/2049	153,000	191,245
4.15%, 4/1/2048	276,000	352,943
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	58,976
4.15%, 4/1/2047	126,000	154,807
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	279,000	317,711
3.75%, 4/1/2045	128,000	157,110
3.80%, 9/30/2047	730,000	902,959
4.10%, 11/15/2048	25,000	32,502
4.55%, 12/1/2041	272,000	358,170
5.25%, 9/30/2040	450,000	634,806
5.30%, 6/1/2042	94,000	134,166
5.35%, 10/1/2052 (d)	84,000	129,886
7.50%, 9/1/2038	87,000	143,433
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	893,000	893,330
3.30%, 8/1/2040 (b)	598,000	599,076
3.50%, 8/1/2050	825,000	818,392
3.75%, 8/15/2042	215,000	217,105
3.95%, 12/1/2047	619,000	641,160
4.30%, 3/15/2045	270,000	289,040
4.50%, 7/1/2040	775,000	870,488
4.60%, 6/15/2043	172,000	188,412
4.75%, 2/15/2044	159,000	177,958
4.95%, 7/1/2050	1,160,000	1,375,922
PacifiCorp:
3.30%, 3/15/2051	195,000	224,816
4.10%, 2/1/2042	147,000	180,248
4.13%, 1/15/2049	281,000	360,731
4.15%, 2/15/2050	233,000	303,911
Security Description	Principal Amount	Value
5.25%, 6/15/2035	$ 50,000	$ 68,770
5.75%, 4/1/2037	151,000	214,266
6.00%, 1/15/2039	310,000	459,029
6.10%, 8/1/2036	68,000	98,533
6.25%, 10/15/2037	328,000	492,725
6.35%, 7/15/2038	50,000	75,161
7.70%, 11/15/2031	186,000	284,563
PECO Energy Co.:
2.80%, 6/15/2050	65,000	69,233
3.70%, 9/15/2047	100,000	122,094
Potomac Electric Power Co.:
4.15%, 3/15/2043	101,000	127,323
6.50%, 11/15/2037	159,000	240,028
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	256,000	299,732
5.00%, 3/15/2044	112,000	144,710
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	115,000	143,201
4.13%, 6/15/2044	147,000	183,657
4.15%, 10/1/2045 (b)	200,000	249,128
4.15%, 6/15/2048	257,000	332,000
4.75%, 7/15/2043	396,000	528,799
6.25%, 5/15/2039	55,000	83,050
Progress Energy, Inc.:
6.00%, 12/1/2039	218,000	304,736
7.00%, 10/30/2031	122,000	174,688
7.75%, 3/1/2031	109,000	161,846
Public Service Co. of Colorado:
3.80%, 6/15/2047	123,000	152,796
4.05%, 9/15/2049	304,000	396,401
Series 17, 6.25%, 9/1/2037	42,000	63,421
Series 34, 3.20%, 3/1/2050	674,000	781,072
Series 36, 2.70%, 1/15/2051	71,000	75,998
Public Service Co. of New Hampshire 3.60%, 7/1/2049	113,000	136,973
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	365,000	342,417
Series MTN, 2.70%, 5/1/2050	200,000	212,162
Series MTN, 3.15%, 1/1/2050	228,000	261,434
Series MTN, 3.20%, 8/1/2049	125,000	143,366
Series MTN, 3.60%, 12/1/2047	80,000	96,811
Series MTN, 3.80%, 1/1/2043	95,000	115,836
Series MTN, 3.80%, 3/1/2046	186,000	230,724
Series MTN, 3.85%, 5/1/2049	343,000	435,617

293

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.95%, 5/1/2042	$ 183,000	$ 225,604
Series MTN, 4.05%, 5/1/2048	90,000	116,489
Series MTN, 4.15%, 11/1/2045	98,000	122,896
Series MTN, 5.50%, 3/1/2040 (b)	93,000	135,607
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	139,000	155,719
4.22%, 6/15/2048	111,000	141,261
4.30%, 5/20/2045	128,000	160,600
5.64%, 4/15/2041	42,000	59,289
5.76%, 10/1/2039	82,000	117,430
5.80%, 3/15/2040	714,000	1,012,181
6.27%, 3/15/2037	97,000	140,316
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	167,000	212,831
6.00%, 6/1/2039	47,000	68,518
Series RRR, 3.75%, 6/1/2047	197,000	231,124
Series TTT, 4.10%, 6/15/2049	250,000	314,910
Sempra Energy:
3.80%, 2/1/2038	252,000	291,219
4.00%, 2/1/2048	126,000	149,750
6.00%, 10/15/2039	248,000	353,970
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	122,000	163,319
5.10%, 6/1/2065	188,000	297,655
5.45%, 2/1/2041 (b)	166,000	237,963
6.63%, 2/1/2032	152,000	219,310
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	626	706
Southern California Edison Co.:
3.65%, 2/1/2050	380,000	434,055
4.00%, 4/1/2047	520,000	611,582
4.05%, 3/15/2042	146,000	166,989
4.50%, 9/1/2040	146,000	177,062
4.65%, 10/1/2043	135,000	167,324
5.50%, 3/15/2040	544,000	723,705
5.63%, 2/1/2036	305,000	390,046
6.00%, 1/15/2034	303,000	423,745
6.05%, 3/15/2039	114,000	155,836
Series 04-G, 5.75%, 4/1/2035	615,000	849,426
Series 05-E, 5.35%, 7/15/2035	94,000	126,333
Series 08-A, 5.95%, 2/1/2038	96,000	130,720
Series 13-A, 3.90%, 3/15/2043	180,000	202,792
Series B, 4.88%, 3/1/2049	124,000	162,926
Security Description	Principal Amount	Value
Series C, 4.13%, 3/1/2048	$ 1,032,000	$ 1,231,919
Southern Co.:
4.25%, 7/1/2036	569,000	701,583
4.40%, 7/1/2046	602,000	757,424
Southwestern Electric Power Co.:
6.20%, 3/15/2040	38,000	55,704
Series J, 3.90%, 4/1/2045	211,000	244,762
Series L, 3.85%, 2/1/2048	101,000	118,738
Southwestern Public Service Co.:
3.40%, 8/15/2046	70,000	79,061
3.70%, 8/15/2047	218,000	256,994
3.75%, 6/15/2049	67,000	81,105
4.50%, 8/15/2041	199,000	258,521
Series 6, 4.40%, 11/15/2048	178,000	233,080
Tampa Electric Co.:
3.63%, 6/15/2050	155,000	186,081
4.10%, 6/15/2042	31,000	37,223
4.30%, 6/15/2048	95,000	121,522
4.35%, 5/15/2044	195,000	245,764
4.45%, 6/15/2049	20,000	26,627
Toledo Edison Co. 6.15%, 5/15/2037	256,000	348,705
Tucson Electric Power Co. 4.85%, 12/1/2048	325,000	435,393
Union Electric Co.:
2.63%, 3/15/2051	118,000	122,947
3.25%, 10/1/2049	393,000	451,223
3.65%, 4/15/2045	335,000	397,679
3.90%, 9/15/2042	323,000	393,443
4.00%, 4/1/2048	111,000	139,514
5.30%, 8/1/2037	98,000	131,844
8.45%, 3/15/2039	54,000	92,262
Virginia Electric & Power Co.:
2.45%, 12/15/2050	65,000	65,573
3.30%, 12/1/2049 (b)	100,000	116,782
4.00%, 1/15/2043	146,000	182,783
4.45%, 2/15/2044	25,000	32,919
4.60%, 12/1/2048	246,000	345,177
8.88%, 11/15/2038	138,000	254,618
Series A, 6.00%, 5/15/2037	86,000	125,215
Series B, 3.80%, 9/15/2047	461,000	573,581
Series B, 4.20%, 5/15/2045	266,000	341,100
Series C, 4.00%, 11/15/2046	499,000	636,250
Series D, 4.65%, 8/15/2043	3,000	4,050
Westar Energy, Inc. 4.13%, 3/1/2042	204,000	252,256
Wisconsin Electric Power Co.:
4.30%, 10/15/2048 (b)	117,000	157,400

294

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 12/1/2036	$ 81,000	$ 114,877
Wisconsin Power & Light Co. 3.65%, 4/1/2050	350,000	415,922
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	160,000	183,408
3.67%, 12/1/2042	114,000	133,462
4.75%, 11/1/2044	184,000	248,970
Xcel Energy, Inc. 6.50%, 7/1/2036	82,000	121,682
		111,152,743
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	150,000	152,154
Emerson Electric Co.:
1.95%, 10/15/2030 (b)	107,000	112,653
2.75%, 10/15/2050	105,000	111,502
5.25%, 11/15/2039	34,000	46,693
6.13%, 4/15/2039	62,000	89,599
		512,601
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	134,000	164,919
Honeywell International, Inc.:
2.80%, 6/1/2050	254,000	277,802
3.81%, 11/21/2047	325,000	414,434
5.70%, 3/15/2037	119,000	170,390
5.38%, 3/1/2041	106,000	153,416
Jabil, Inc. 3.00%, 1/15/2031	214,000	227,662
Roper Technologies, Inc. 1.75%, 2/15/2031	415,000	413,631
Tyco Electronics Group SA 7.13%, 10/1/2037	132,000	199,655
		2,021,909
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
1.45%, 2/15/2031	590,000	578,182
1.75%, 2/15/2032	150,000	150,217
3.05%, 3/1/2050	97,000	105,506
6.20%, 3/1/2040	100,000	149,184
Waste Connections, Inc. 3.05%, 4/1/2050	120,000	129,610
Waste Management, Inc.:
1.50%, 3/15/2031	690,000	681,775
2.50%, 11/15/2050	140,000	140,119
3.90%, 3/1/2035	155,000	189,196
4.10%, 3/1/2045	416,000	526,269
4.15%, 7/15/2049	81,000	107,182
		2,757,240
Security Description	Principal Amount	Value
FOOD — 1.2%
Campbell Soup Co. 4.80%, 3/15/2048	$ 512,000	$ 682,040
Conagra Brands, Inc.:
5.30%, 11/1/2038	199,000	266,879
5.40%, 11/1/2048	327,000	466,348
8.25%, 9/15/2030	89,000	134,070
General Mills, Inc.:
4.15%, 2/15/2043	100,000	125,794
4.55%, 4/17/2038	300,000	387,183
5.40%, 6/15/2040	148,000	210,404
Hershey Co 3.13%, 11/15/2049	165,000	188,227
Hershey Co.:
2.65%, 6/1/2050	100,000	105,257
3.38%, 8/15/2046	129,000	152,055
Ingredion, Inc. 3.90%, 6/1/2050 (b)	105,000	125,340
JM Smucker Co.:
3.55%, 3/15/2050	167,000	189,391
4.25%, 3/15/2035	754,000	926,236
4.38%, 3/15/2045	197,000	247,397
Kellogg Co. 4.50%, 4/1/2046	263,000	342,124
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	50,000	73,740
Kroger Co 3.95%, 1/15/2050	149,000	180,315
Kroger Co.:
3.88%, 10/15/2046	87,000	102,571
4.45%, 2/1/2047	143,000	181,885
4.65%, 1/15/2048	257,000	336,963
5.00%, 4/15/2042	123,000	163,585
5.15%, 8/1/2043	310,000	426,492
5.40%, 7/15/2040	92,000	124,481
5.40%, 1/15/2049	170,000	246,573
6.90%, 4/15/2038	330,000	501,468
McCormick & Co., Inc. 4.20%, 8/15/2047	118,000	150,481
Mondelez International, Inc.:
1.50%, 2/4/2031 (b)	205,000	202,403
1.88%, 10/15/2032	298,000	302,068
2.63%, 9/4/2050	357,000	359,206
Sysco Corp.:
4.45%, 3/15/2048	275,000	335,241
4.50%, 4/1/2046	224,000	272,337
4.85%, 10/1/2045	279,000	353,111
5.38%, 9/21/2035	130,000	172,403
6.60%, 4/1/2040	412,000	603,077
6.60%, 4/1/2050	691,000	1,060,678
Tyson Foods, Inc.:
4.55%, 6/2/2047	363,000	481,258
4.88%, 8/15/2034	113,000	149,143
5.10%, 9/28/2048	405,000	579,818

295

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 8/15/2044	$ 218,000	$ 301,433
		12,209,475
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	94,000	112,751
Georgia-Pacific LLC 7.75%, 11/15/2029	85,000	126,016
International Paper Co.:
4.35%, 8/15/2048	512,000	671,611
4.40%, 8/15/2047	498,000	650,527
4.80%, 6/15/2044	277,000	368,205
5.00%, 9/15/2035	218,000	286,282
5.15%, 5/15/2046	125,000	172,434
6.00%, 11/15/2041	191,000	277,026
7.30%, 11/15/2039	330,000	527,343
Suzano Austria GmbH 3.75%, 1/15/2031	265,000	281,653
		3,473,848
GAS — 1.0%
Atmos Energy Corp.:
1.50%, 1/15/2031	265,000	264,226
3.38%, 9/15/2049	103,000	120,925
4.13%, 3/15/2049	240,000	310,670
4.15%, 1/15/2043	90,000	112,524
5.50%, 6/15/2041	582,000	833,046
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	35,000	42,714
5.85%, 1/15/2041	132,000	185,063
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	81,000	102,124
4.80%, 11/1/2043	738,000	952,610
Series C, 3.90%, 11/15/2049	248,000	293,148
NiSource, Inc.:
1.70%, 2/15/2031	455,000	453,107
3.95%, 3/30/2048	219,000	269,175
4.38%, 5/15/2047	470,000	598,615
4.80%, 2/15/2044	340,000	447,127
5.65%, 2/1/2045	246,000	354,631
5.95%, 6/15/2041	73,000	104,532
ONE Gas, Inc.:
4.50%, 11/1/2048	118,000	156,081
4.66%, 2/1/2044	145,000	189,522
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	233,000	261,347
3.64%, 11/1/2046	167,000	191,895
Southern California Gas Co.:
3.75%, 9/15/2042	396,000	466,524
5.13%, 11/15/2040	82,000	111,999
Security Description	Principal Amount	Value
Series UU, 4.13%, 6/1/2048	$ 258,000	$ 330,387
Series VV, 4.30%, 1/15/2049	303,000	402,502
Series WW, 3.95%, 2/15/2050	75,000	94,696
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	131,000	161,175
4.40%, 5/30/2047	462,000	580,632
5.88%, 3/15/2041	236,000	342,545
Series 20-A, 1.75%, 1/15/2031	131,000	132,106
Southwest Gas Corp.:
3.80%, 9/29/2046	106,000	122,479
4.15%, 6/1/2049	244,000	300,510
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	207,000	247,330
Series MTN, 3.65%, 9/15/2049	80,000	95,014
		9,630,981
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	100,000	113,157
4.10%, 3/1/2048	276,000	355,093
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	300,000	313,494
4.85%, 11/15/2048	117,000	163,246
5.20%, 9/1/2040	115,000	161,010
		1,106,000
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	266,000	364,742
4.75%, 4/15/2043	237,000	332,952
4.90%, 11/30/2046	1,613,000	2,382,272
5.30%, 5/27/2040	600,000	886,356
6.15%, 11/30/2037	200,000	313,136
Baxter International, Inc.:
1.73%, 4/1/2031 (b) (d)	605,000	610,760
3.50%, 8/15/2046	184,000	209,663
Boston Scientific Corp.:
4.55%, 3/1/2039 (b)	128,000	164,264
4.70%, 3/1/2049 (b)	161,000	219,636
7.00%, 11/15/2035	321,000	467,713
7.38%, 1/15/2040	91,000	143,816
Danaher Corp.:
2.60%, 10/1/2050	125,000	129,113
4.38%, 9/15/2045	159,000	211,788
DH Europe Finance II Sarl 3.25%, 11/15/2039	1,152,000	1,310,826
Koninklijke Philips NV 5.00%, 3/15/2042	161,000	216,497

296

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Medtronic, Inc.:
4.38%, 3/15/2035	$ 960,000	$ 1,292,150
4.63%, 3/15/2045	621,000	882,391
Stryker Corp.:
2.90%, 6/15/2050	152,000	161,172
4.10%, 4/1/2043	140,000	171,466
4.38%, 5/15/2044	182,000	225,807
4.63%, 3/15/2046	348,000	466,264
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	103,000	137,572
5.30%, 2/1/2044	267,000	388,370
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/2039	259,000	339,158
		12,027,884
HEALTH CARE SERVICES — 4.1%
Adventist Health System 3.63%, 3/1/2049	114,000	129,206
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	208,000	234,955
4.27%, 8/15/2048	149,000	194,213
Series 2020, 3.01%, 6/15/2050	130,000	140,459
Aetna, Inc.:
3.88%, 8/15/2047	315,000	375,562
4.13%, 11/15/2042	228,000	270,481
4.50%, 5/15/2042	288,000	354,133
4.75%, 3/15/2044	330,000	422,902
6.63%, 6/15/2036	237,000	351,646
6.75%, 12/15/2037	140,000	213,695
AHS Hospital Corp. 5.02%, 7/1/2045	202,000	275,376
Allina Health System Series 2019, 3.89%, 4/15/2049	204,000	231,854
Anthem, Inc.:
3.13%, 5/15/2050	603,000	660,816
3.70%, 9/15/2049	138,000	164,504
4.38%, 12/1/2047	804,000	1,041,815
4.55%, 3/1/2048	265,000	351,782
4.63%, 5/15/2042	423,000	552,451
4.65%, 1/15/2043	47,000	61,774
4.65%, 8/15/2044	329,000	433,411
5.10%, 1/15/2044	453,000	628,152
5.85%, 1/15/2036	141,000	195,512
5.95%, 12/15/2034	124,000	179,773
6.38%, 6/15/2037	79,000	113,992
Ascension Health:
3.95%, 11/15/2046	467,000	598,316
4.85%, 11/15/2053	88,000	130,801
Series B, 3.11%, 11/15/2039	97,000	107,672
Banner Health:
1.90%, 1/1/2031	110,000	111,517
Security Description	Principal Amount	Value
2.91%, 1/1/2051	$ 150,000	$ 157,731
Series 2020, 3.18%, 1/1/2050	130,000	139,368
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	200,000	249,900
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	148,696
4.19%, 11/15/2045	220,000	270,558
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	25,000	25,216
Series 20-2, 3.21%, 6/1/2050	25,000	26,677
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	215,000	225,802
Children's Health System of Texas 2.51%, 8/15/2050	165,000	159,783
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	192,000	246,428
Series 2020, 2.59%, 2/1/2050	65,000	65,081
Series 2020, 2.93%, 7/15/2050	85,000	83,014
Children's Hospital Medical Center 4.27%, 5/15/2044	188,000	233,750
City of Hope:
Series 2013, 5.62%, 11/15/2043	170,000	242,808
Series 2018, 4.38%, 8/15/2048	110,000	132,913
CommonSpirit Health:
3.82%, 10/1/2049	106,000	119,793
3.91%, 10/1/2050	125,000	139,388
4.19%, 10/1/2049	272,000	317,321
4.35%, 11/1/2042	561,000	657,503
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	191,013
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	193,000	216,475
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	182,000	214,141
Dignity Health 5.27%, 11/1/2064	122,000	164,465

297

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$ 125,000	$ 155,717
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	150,000	176,056
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	94,000	119,678
4.50%, 7/1/2057	60,000	79,918
Series 2020, 2.68%, 9/1/2041	130,000	129,995
Series 2020, 2.88%, 9/1/2050	265,000	273,340
Hartford HealthCare Corp. 3.45%, 7/1/2054	92,000	96,840
HCA, Inc.:
5.13%, 6/15/2039	100,000	127,893
5.25%, 6/15/2049	634,000	836,721
5.50%, 6/15/2047	857,000	1,146,229
Humana, Inc.:
4.63%, 12/1/2042	433,000	553,179
4.80%, 3/15/2047	250,000	334,952
4.95%, 10/1/2044	184,000	248,205
IHC Health Services, Inc. 4.13%, 5/15/2048	44,000	57,051
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	208,000	262,966
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	100,000	116,846
Iowa Health System Series 2020, 3.67%, 2/15/2050 (b)	130,000	149,421
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	218,000	271,146
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	382,000	495,584
4.88%, 4/1/2042	377,000	515,295
Series 2019, 3.27%, 11/1/2049	186,000	212,468
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	327,000	428,004
Mayo Clinic:
3.77%, 11/15/2043	280,000	338,604
Series 2013, 4.00%, 11/15/2047	95,000	120,589
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	142,000	183,880
Security Description	Principal Amount	Value
Memorial Health Services 3.45%, 11/1/2049	$ 218,000	$ 226,929
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	115,000	151,064
5.00%, 7/1/2042	275,000	374,836
Series 2015, 4.20%, 7/1/2055	509,000	679,546
Series 2020, 2.96%, 1/1/2050	95,000	101,775
Methodist Hospital Series 20A, 2.71%, 12/1/2050	155,000	157,833
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	111,366
Montefiore Obligated Group:
4.29%, 9/1/2050 (b)	182,000	198,471
Series 18-C, 5.25%, 11/1/2048	202,000	246,204
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	61,000	69,179
Series 2019, 3.74%, 7/1/2049	181,000	205,017
Series 2020, 3.39%, 7/1/2050	150,000	161,002
MultiCare Health System 2.80%, 8/15/2050	197,000	204,011
New York and Presbyterian Hospital:
2.26%, 8/1/2040	75,000	72,985
2.61%, 8/1/2060	355,000	346,899
4.02%, 8/1/2045	213,000	267,240
4.06%, 8/1/2056	136,000	176,381
Series 2019, 3.95%, 8/1/2119	182,000	209,891
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	150,000	170,563
3.98%, 11/1/2046	151,000	172,749
4.26%, 11/1/2047	388,000	465,379
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	130,000	125,633
NYU Langone Hospitals:
4.37%, 7/1/2047	121,000	146,636
4.78%, 7/1/2044	248,000	312,899
Series 2020, 3.38%, 7/1/2055	107,000	113,042
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	185,000	201,844

298

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Orlando Health Obligated Group:
3.33%, 10/1/2050	$ 100,000	$ 110,159
4.09%, 10/1/2048	65,000	78,681
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	211,000	271,089
Series 2017, 3.77%, 7/1/2048	85,000	101,037
Series 2020, 3.19%, 7/1/2049	120,000	133,112
Series 2020, 3.34%, 7/1/2060	190,000	215,963
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	113,000	151,500
Series 2020, 3.22%, 11/15/2050	50,000	54,021
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	252,000	295,082
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	111,000	121,914
4.70%, 3/30/2045	132,000	166,003
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	82,000	92,366
3.95%, 7/1/2046	129,000	154,853
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	190,000	192,213
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	158,000	180,055
Stanford Health Care Series 2018, 3.80%, 11/15/2048	177,000	220,758
Sutter Health:
Series 2018, 4.09%, 8/15/2048	122,000	148,600
Series 20A, 3.16%, 8/15/2040	100,000	105,568
Series 20A, 3.36%, 8/15/2050	340,000	371,617
Texas Health Resources:
2.33%, 11/15/2050	290,000	273,943
4.33%, 11/15/2055	212,000	285,564
Toledo Hospital:
5.75%, 11/15/2038	314,000	374,294
6.02%, 11/15/2048	117,000	144,256
Trinity Health Corp.:
4.13%, 12/1/2045	158,000	192,799
Series 2019, 3.43%, 12/1/2048	75,000	81,707
Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	$ 625,000	$ 677,287
2.90%, 5/15/2050	181,000	200,537
3.13%, 5/15/2060	45,000	52,082
3.50%, 8/15/2039	224,000	265,236
3.70%, 8/15/2049	320,000	400,170
3.75%, 10/15/2047	374,000	464,923
3.88%, 8/15/2059	657,000	852,595
3.95%, 10/15/2042	125,000	158,230
4.25%, 4/15/2047	188,000	250,051
4.25%, 6/15/2048	1,143,000	1,530,226
4.38%, 3/15/2042	184,000	240,503
4.45%, 12/15/2048	319,000	440,099
4.63%, 7/15/2035	555,000	745,226
4.63%, 11/15/2041	156,000	212,082
4.75%, 7/15/2045	631,000	887,028
5.70%, 10/15/2040	123,000	184,511
5.80%, 3/15/2036	175,000	262,456
5.95%, 2/15/2041	246,000	376,282
6.50%, 6/15/2037	996,000	1,584,028
6.63%, 11/15/2037	210,000	333,969
6.88%, 2/15/2038	436,000	715,197
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	102,416
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	90,000	119,743
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	365,000	355,890
		41,982,466
HOME BUILDERS — 0.1%
PulteGroup, Inc.:
6.00%, 2/15/2035	500,000	683,235
7.88%, 6/15/2032	400,000	598,024
		1,281,259
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	2,000	2,483
4.60%, 5/15/2050	173,000	224,409
		226,892
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	143,000	178,191
Kimberly-Clark Corp.:
2.88%, 2/7/2050	317,000	355,436
3.20%, 7/30/2046 (b)	116,000	137,573
3.90%, 5/4/2047	468,000	603,435

299

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 3/1/2041	$ 131,000	$ 190,686
6.63%, 8/1/2037	3,000	4,910
		1,470,231
INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	205,000	250,221
4.75%, 1/15/2049	123,000	171,633
Alleghany Corp. 4.90%, 9/15/2044	50,000	64,494
Allstate Corp.:
1.45%, 12/15/2030	100,000	99,816
3.85%, 8/10/2049	596,000	756,652
4.20%, 12/15/2046	249,000	329,270
4.50%, 6/15/2043	125,000	168,330
5.95%, 4/1/2036	81,000	117,571
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	169,000	224,214
American Financial Group, Inc. 4.50%, 6/15/2047	59,000	70,948
American International Group, Inc.:
3.88%, 1/15/2035	625,000	750,762
4.38%, 1/15/2055	260,000	335,982
4.50%, 7/16/2044	1,063,000	1,359,800
4.70%, 7/10/2035	611,000	783,931
4.75%, 4/1/2048	705,000	949,353
4.80%, 7/10/2045	455,000	603,985
6.25%, 5/1/2036	283,000	406,009
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	150,000	219,624
Aon Corp. 6.25%, 9/30/2040	142,000	211,549
Aon PLC:
4.45%, 5/24/2043	51,000	62,752
4.60%, 6/14/2044	150,000	197,808
4.75%, 5/15/2045	149,000	201,840
Arch Capital Finance LLC 5.03%, 12/15/2046	144,000	196,373
Arch Capital Group US, Inc. 5.14%, 11/1/2043	225,000	305,539
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	421,000	488,385
Athene Holding, Ltd. 3.50%, 1/15/2031	345,000	366,590
AXA SA 8.60%, 12/15/2030	356,000	554,182
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	720,000	772,200
4.20%, 8/15/2048	944,000	1,245,986
4.25%, 1/15/2049	1,261,000	1,670,661
4.30%, 5/15/2043	247,000	327,161
4.40%, 5/15/2042	118,000	156,616
Security Description	Principal Amount	Value
5.75%, 1/15/2040	$ 335,000	$ 513,907
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	180,000	244,404
Brighthouse Financial, Inc. 4.70%, 6/22/2047	694,000	729,227
Brown & Brown, Inc. 2.38%, 3/15/2031	301,000	313,082
Chubb Corp.:
6.00%, 5/11/2037	207,000	312,587
Series 1, 6.50%, 5/15/2038	215,000	342,147
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	224,000	289,079
4.35%, 11/3/2045	528,000	714,669
Cincinnati Financial Corp. 6.13%, 11/1/2034	130,000	181,701
Equitable Holdings, Inc. 5.00%, 4/20/2048	290,000	379,166
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	395,000	448,120
Fidelity National Financial, Inc. 2.45%, 3/15/2031	225,000	228,856
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	100,000	124,992
4.40%, 3/15/2048	434,000	573,080
5.95%, 10/15/2036	92,000	128,477
6.10%, 10/1/2041	175,000	262,360
Lincoln National Corp.:
3.40%, 1/15/2031	500,000	572,525
4.35%, 3/1/2048	109,000	139,225
4.38%, 6/15/2050 (b)	175,000	225,773
6.30%, 10/9/2037	25,000	34,591
Loews Corp.:
4.13%, 5/15/2043	132,000	156,569
6.00%, 2/1/2035	178,000	245,576
Manulife Financial Corp. 5.38%, 3/4/2046	240,000	353,983
Markel Corp.:
4.15%, 9/17/2050	61,000	77,144
4.30%, 11/1/2047	102,000	129,238
5.00%, 4/5/2046	433,000	590,478
5.00%, 5/20/2049	147,000	202,609
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	125,000	162,887
4.35%, 1/30/2047	193,000	256,244
4.75%, 3/15/2039	199,000	266,650
4.90%, 3/15/2049	232,000	335,279
MetLife, Inc.:
4.60%, 5/13/2046	403,000	556,918
4.72%, 12/15/2044	780,000	1,068,233
5.70%, 6/15/2035	247,000	361,228
5.88%, 2/6/2041	310,000	474,498
6.38%, 6/15/2034	100,000	152,121
6.40%, 12/15/2066	1,208,000	1,560,881

300

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 12/15/2032	$ 212,000	$ 318,481
10.75%, 8/1/2069	93,000	158,253
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	132,000	157,807
Principal Financial Group, Inc.:
4.30%, 11/15/2046	219,000	276,542
4.35%, 5/15/2043	142,000	177,442
4.63%, 9/15/2042	125,000	160,915
Progressive Corp 3.70%, 1/26/2045	77,000	94,149
Progressive Corp.:
4.13%, 4/15/2047	524,000	691,229
4.20%, 3/15/2048	136,000	182,141
4.35%, 4/25/2044	222,000	294,849
6.25%, 12/1/2032	190,000	278,019
Prudential Financial, Inc.:
3.91%, 12/7/2047	201,000	243,079
3.94%, 12/7/2049	553,000	674,107
Series B, 5.75%, 7/15/2033	106,000	143,347
Series MTN, 3.00%, 3/10/2040	207,000	225,537
Series MTN, 3.70%, 3/13/2051	506,000	608,283
Series MTN, 4.35%, 2/25/2050 (b)	278,000	363,535
Series MTN, 4.42%, 3/27/2048	231,000	300,871
Series MTN, 4.60%, 5/15/2044	194,000	253,533
Series MTN, 5.70%, 12/14/2036	209,000	301,549
Series MTN, 6.63%, 12/1/2037	76,000	114,044
Series MTN, 6.63%, 6/21/2040	656,000	1,012,680
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	103,244
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	160,000	254,189
Travelers Cos., Inc.:
2.55%, 4/27/2050	75,000	78,845
3.75%, 5/15/2046	217,000	271,623
4.00%, 5/30/2047	162,000	211,310
4.05%, 3/7/2048 (b)	158,000	209,178
4.10%, 3/4/2049	252,000	335,352
4.30%, 8/25/2045	310,000	412,284
4.60%, 8/1/2043 (b)	111,000	153,252
5.35%, 11/1/2040	259,000	373,799
6.75%, 6/20/2036	125,000	194,392
Series MTN, 6.25%, 6/15/2037	268,000	409,282
Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033	$ 149,000	$ 223,187
Unum Group:
4.50%, 12/15/2049	68,000	72,392
5.75%, 8/15/2042	143,000	174,690
Voya Financial, Inc.:
4.80%, 6/15/2046	104,000	131,352
5.70%, 7/15/2043	107,000	146,451
Willis North America, Inc.:
3.88%, 9/15/2049	181,000	221,593
5.05%, 9/15/2048	167,000	234,750
WR Berkley Corp.:
4.00%, 5/12/2050	115,000	141,169
4.75%, 8/1/2044	54,000	70,919
XLIT, Ltd.:
5.25%, 12/15/2043 (b)	125,000	179,437
5.50%, 3/31/2045	152,000	212,168
		39,973,991
INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	242,000	285,463
4.20%, 12/6/2047 (b)	883,000	1,106,743
4.40%, 12/6/2057	338,000	453,224
4.50%, 11/28/2034	119,000	147,412
Alphabet, Inc.:
1.90%, 8/15/2040	980,000	956,323
2.05%, 8/15/2050	935,000	891,205
2.25%, 8/15/2060	799,000	768,622
Amazon.com, Inc.:
2.50%, 6/3/2050	1,065,000	1,103,638
2.70%, 6/3/2060	767,000	819,394
3.88%, 8/22/2037	846,000	1,054,108
4.05%, 8/22/2047	1,175,000	1,552,387
4.25%, 8/22/2057	990,000	1,403,167
4.80%, 12/5/2034	236,000	324,203
4.95%, 12/5/2044	816,000	1,196,835
eBay, Inc. 4.00%, 7/15/2042	960,000	1,094,688
JD.com, Inc. 4.13%, 1/14/2050 (b)	197,000	217,998
		13,375,410
IRON/STEEL — 0.4%
Nucor Corp.:
2.98%, 12/15/2055 (d)	444,000	464,064
6.40%, 12/1/2037	50,000	76,270
Steel Dynamics, Inc.:
3.25%, 1/15/2031	200,000	224,642
3.25%, 10/15/2050	520,000	540,410
Vale Overseas, Ltd.:
6.88%, 11/21/2036	389,000	571,087
6.88%, 11/10/2039	445,000	663,491
8.25%, 1/17/2034	646,000	993,277

301

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Vale SA 5.63%, 9/11/2042	$ 270,000	$ 362,421
		3,895,662
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	227,000	257,838
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.25%, 9/19/2049	532,000	624,009
3.25%, 4/9/2050	456,000	535,572
3.80%, 8/15/2042	561,000	707,696
4.30%, 5/15/2044	110,000	146,159
4.75%, 5/15/2064	216,000	321,931
5.20%, 5/27/2041	123,000	179,780
5.30%, 9/15/2035	89,000	122,872
6.05%, 8/15/2036	116,000	173,563
		2,811,582
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	147,000	155,398
Deere & Co.:
3.75%, 4/15/2050	297,000	384,832
3.90%, 6/9/2042 (b)	370,000	465,678
7.13%, 3/3/2031	80,000	118,476
Dover Corp.:
5.38%, 10/15/2035	184,000	244,017
5.38%, 3/1/2041	100,000	127,394
Otis Worldwide Corp.:
3.11%, 2/15/2040	662,000	721,871
3.36%, 2/15/2050	115,000	133,590
Rockwell Automation, Inc. 4.20%, 3/1/2049	160,000	216,457
Xylem, Inc.:
2.25%, 1/30/2031	639,000	673,059
4.38%, 11/1/2046	154,000	189,887
		3,430,659
MEDIA — 6.2%
CBS Corp.:
4.20%, 5/19/2032	355,000	426,731
4.60%, 1/15/2045	189,000	226,600
4.95%, 5/19/2050	295,000	383,001
5.90%, 10/15/2040	272,000	362,212
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	525,000	524,307
2.80%, 4/1/2031	437,000	460,878
3.70%, 4/1/2051	703,000	725,707
3.85%, 4/1/2061	700,000	706,517
4.80%, 3/1/2050	646,000	767,248
Security Description	Principal Amount	Value
5.13%, 7/1/2049	$ 240,000	$ 292,231
5.38%, 4/1/2038	277,000	346,829
5.38%, 5/1/2047	861,000	1,077,395
5.75%, 4/1/2048	678,000	886,078
6.38%, 10/23/2035	1,464,000	2,007,305
6.48%, 10/23/2045	1,216,000	1,717,576
6.83%, 10/23/2055	462,000	693,485
Comcast Corp.:
1.50%, 2/15/2031	419,000	414,077
1.95%, 1/15/2031	361,000	370,043
2.45%, 8/15/2052 (b)	784,000	761,640
2.65%, 8/15/2062	190,000	190,066
2.80%, 1/15/2051	680,000	708,247
3.20%, 7/15/2036	271,000	307,078
3.25%, 11/1/2039	481,000	543,756
3.40%, 7/15/2046	516,000	592,172
3.45%, 2/1/2050	100,000	117,473
3.75%, 4/1/2040	930,000	1,121,347
3.90%, 3/1/2038	421,000	513,683
3.97%, 11/1/2047	1,229,000	1,537,614
4.00%, 8/15/2047	236,000	295,028
4.00%, 3/1/2048	344,000	432,157
4.00%, 11/1/2049	1,097,000	1,388,659
4.05%, 11/1/2052	721,000	921,085
4.20%, 8/15/2034	184,000	230,725
4.25%, 1/15/2033	644,000	808,755
4.40%, 8/15/2035	421,000	536,653
4.50%, 1/15/2043	278,000	366,877
4.60%, 10/15/2038	390,000	514,032
4.60%, 8/15/2045	584,000	782,075
4.65%, 7/15/2042	397,000	532,913
4.70%, 10/15/2048	1,565,000	2,172,924
4.75%, 3/1/2044	266,000	363,734
4.95%, 10/15/2058	938,000	1,416,999
6.40%, 5/15/2038	174,000	270,596
6.45%, 3/15/2037	286,000	440,549
6.50%, 11/15/2035	780,000	1,205,997
6.55%, 7/1/2039	144,000	227,125
6.95%, 8/15/2037	245,000	394,372
7.05%, 3/15/2033	510,000	784,263
Discovery Communications LLC:
4.00%, 9/15/2055 (d)	853,000	951,692
4.65%, 5/15/2050	334,000	417,761
5.00%, 9/20/2037	100,000	127,085
5.20%, 9/20/2047	1,147,000	1,489,184
5.30%, 5/15/2049	261,000	345,924
Fox Corp.:
5.48%, 1/25/2039	1,371,000	1,883,823
5.58%, 1/25/2049	631,000	921,405
Grupo Televisa SAB:
5.00%, 5/13/2045	656,000	791,497
5.25%, 5/24/2049	293,000	371,026
6.13%, 1/31/2046	181,000	250,937
6.63%, 1/15/2040	89,000	124,574

302

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
8.50%, 3/11/2032	$ 17,000	$ 25,919
NBCUniversal Media LLC:
4.45%, 1/15/2043	331,000	433,471
5.95%, 4/1/2041	518,000	788,976
6.40%, 4/30/2040	667,000	1,049,751
Thomson Reuters Corp.:
5.65%, 11/23/2043	203,000	275,150
5.85%, 4/15/2040	127,000	176,986
Time Warner Cable LLC:
4.50%, 9/15/2042	668,000	778,267
5.50%, 9/1/2041	415,000	534,005
5.88%, 11/15/2040	300,000	398,235
6.55%, 5/1/2037	965,000	1,324,443
6.75%, 6/15/2039	732,000	1,042,419
7.30%, 7/1/2038	634,000	941,395
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	319,000	493,783
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	284,000	362,870
Series B, 7.00%, 3/1/2032	187,000	279,606
Series E, 4.13%, 12/1/2041	187,000	233,982
Series GMTN, 4.13%, 6/1/2044	737,000	937,722
Series MTN, 3.70%, 12/1/2042	50,000	59,477
Viacom, Inc.:
4.95%, 1/15/2031	255,000	319,964
5.50%, 5/15/2033	130,000	167,154
5.85%, 9/1/2043	490,000	680,840
6.88%, 4/30/2036	257,000	371,252
ViacomCBS, Inc.:
4.38%, 3/15/2043	458,000	540,806
4.85%, 7/1/2042	63,000	77,148
4.90%, 8/15/2044	241,000	300,149
5.25%, 4/1/2044	777,000	1,012,081
Walt Disney Co.:
2.65%, 1/13/2031 (b)	1,205,000	1,321,005
2.75%, 9/1/2049	686,000	722,907
3.50%, 5/13/2040	750,000	882,277
3.60%, 1/13/2051	986,000	1,195,170
3.80%, 5/13/2060	625,000	791,325
4.75%, 9/15/2044	694,000	946,658
4.75%, 11/15/2046	112,000	151,478
4.95%, 10/15/2045	343,000	475,937
5.40%, 10/1/2043	179,000	261,397
6.15%, 3/1/2037	270,000	393,911
6.20%, 12/15/2034	528,000	795,638
6.40%, 12/15/2035	66,000	102,244
6.55%, 3/15/2033	115,000	167,439
6.65%, 11/15/2037	495,000	779,051
7.75%, 12/1/2045	92,000	163,937
		63,297,947
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	$ 35,000	$ 40,993
4.38%, 6/15/2045	251,000	315,600
Valmont Industries, Inc. 5.00%, 10/1/2044	169,000	198,078
		554,671
MINING — 1.0%
Barrick Gold Corp.:
5.25%, 4/1/2042	307,000	422,840
6.45%, 10/15/2035	39,000	55,124
Barrick North America Finance LLC:
5.70%, 5/30/2041	260,000	374,691
5.75%, 5/1/2043	444,000	645,532
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	195,000	280,611
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	261,000	338,650
5.00%, 9/30/2043	922,000	1,354,741
Newmont Corp.:
4.88%, 3/15/2042	419,000	567,422
5.45%, 6/9/2044	189,000	269,284
5.88%, 4/1/2035	313,000	455,334
6.25%, 10/1/2039 (b)	120,000	182,420
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	238,000	361,527
7.25%, 3/15/2031	46,000	68,152
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	324,000	422,687
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	526,000	767,429
Southern Copper Corp.:
5.25%, 11/8/2042	386,000	517,603
5.88%, 4/23/2045 (b)	427,000	618,522
6.75%, 4/16/2040	236,000	353,797
7.50%, 7/27/2035	655,000	997,814
Teck Resources, Ltd.:
5.20%, 3/1/2042	25,000	28,834
5.40%, 2/1/2043	330,000	391,925
6.00%, 8/15/2040	360,000	449,143
6.13%, 10/1/2035	237,000	306,192
6.25%, 7/15/2041	270,000	347,279
		10,577,553
MISCELLANEOUS MANUFACTURER — 1.3%
3M Co.:
3.25%, 8/26/2049 (b)	629,000	720,853
3.70%, 4/15/2050	235,000	290,817
Series MTN, 3.63%, 10/15/2047	219,000	264,294

303

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.00%, 9/14/2048	$ 395,000	$ 505,252
Series MTN, 5.70%, 3/15/2037	94,000	136,137
Eaton Corp.:
3.92%, 9/15/2047	99,000	121,503
4.00%, 11/2/2032	180,000	219,564
4.15%, 11/2/2042	284,000	359,527
General Electric Co.:
4.13%, 10/9/2042	482,000	564,634
4.25%, 5/1/2040	289,000	341,280
4.35%, 5/1/2050	778,000	941,131
4.50%, 3/11/2044	596,000	728,425
Series A, 6.75%, 3/15/2032	716,000	1,003,488
Series GMTN, 6.15%, 8/7/2037	327,000	448,261
Series GMTN, 6.88%, 1/10/2039	1,330,000	1,958,279
Series MTN, 5.88%, 1/14/2038	1,365,000	1,851,582
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	377,000	473,912
4.88%, 9/15/2041	86,000	119,058
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (b)	217,000	271,463
Series MTN, 4.20%, 11/21/2034	584,000	720,709
Series MTN, 4.45%, 11/21/2044	119,000	152,836
Textron, Inc. 2.45%, 3/15/2031	89,000	91,390
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	229,000	330,589
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	153,000	200,378
		12,815,362
OIL & GAS — 3.9%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	458,000	455,472
2.94%, 6/4/2051	355,000	363,055
3.00%, 2/24/2050	879,000	904,368
Burlington Resources LLC:
5.95%, 10/15/2036	229,000	323,064
7.20%, 8/15/2031	172,000	254,109
7.40%, 12/1/2031	225,000	339,140
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035 (b)	197,000	247,513
6.25%, 3/15/2038	245,000	327,673
6.45%, 6/30/2033	337,000	441,730
6.50%, 2/15/2037	140,000	184,568
6.75%, 2/1/2039	138,000	189,602
Security Description	Principal Amount	Value
7.20%, 1/15/2032	$ 91,000	$ 121,868
Series GMTN, 4.95%, 6/1/2047	73,000	92,059
Chevron Corp.:
2.98%, 5/11/2040	96,000	106,372
3.08%, 5/11/2050	286,000	319,279
Chevron USA, Inc. 2.34%, 8/12/2050	455,000	443,607
Concho Resources, Inc.:
2.40%, 2/15/2031	968,000	1,012,625
4.85%, 8/15/2048	191,000	258,648
4.88%, 10/1/2047	237,000	322,578
ConocoPhillips:
5.90%, 10/15/2032	231,000	314,855
5.90%, 5/15/2038	151,000	217,437
6.50%, 2/1/2039	1,144,000	1,765,203
ConocoPhillips Co.:
4.30%, 11/15/2044	326,000	411,432
5.95%, 3/15/2046 (b)	149,000	228,006
Devon Energy Corp.:
4.75%, 5/15/2042	234,000	264,858
5.00%, 6/15/2045	321,000	376,360
5.60%, 7/15/2041	470,000	573,574
7.88%, 9/30/2031	242,000	337,508
7.95%, 4/15/2032	100,000	141,095
EOG Resources, Inc.:
3.90%, 4/1/2035	176,000	206,879
4.95%, 4/15/2050	379,000	514,682
Exxon Mobil Corp.:
3.00%, 8/16/2039 (b)	300,000	325,341
3.10%, 8/16/2049	308,000	333,136
3.45%, 4/15/2051	402,000	458,867
3.57%, 3/6/2045	146,000	168,328
4.11%, 3/1/2046	964,000	1,187,995
4.23%, 3/19/2040	1,599,000	1,990,131
4.33%, 3/19/2050	1,248,000	1,631,885
Hess Corp.:
5.60%, 2/15/2041	425,000	514,488
5.80%, 4/1/2047	201,000	253,612
6.00%, 1/15/2040	391,000	480,605
7.30%, 8/15/2031	190,000	247,599
Husky Energy, Inc. 6.80%, 9/15/2037	225,000	288,731
Marathon Oil Corp.:
5.20%, 6/1/2045	173,000	197,737
6.60%, 10/1/2037	445,000	547,479
6.80%, 3/15/2032	119,000	146,750
Marathon Petroleum Corp.:
4.50%, 4/1/2048	185,000	206,121
4.75%, 9/15/2044	542,000	622,617
5.00%, 9/15/2054	276,000	312,490
6.50%, 3/1/2041	430,000	575,998
Noble Energy, Inc.:
4.20%, 10/15/2049	100,000	129,944
4.95%, 8/15/2047	176,000	247,928

304

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 11/15/2044	$ 300,000	$ 420,954
5.25%, 11/15/2043	210,000	297,646
6.00%, 3/1/2041	245,000	368,451
Ovintiv, Inc. 8.13%, 9/15/2030	242,000	295,228
Petro-Canada:
5.35%, 7/15/2033	103,000	125,491
5.95%, 5/15/2035	206,000	264,689
6.80%, 5/15/2038	514,000	721,399
Phillips 66:
2.15%, 12/15/2030 (b)	338,000	342,833
4.65%, 11/15/2034 (b)	123,000	149,867
4.88%, 11/15/2044	814,000	1,027,301
5.88%, 5/1/2042	536,000	744,065
Shell International Finance B.V.:
3.13%, 11/7/2049 (b)	438,000	484,704
3.25%, 4/6/2050	798,000	904,238
3.63%, 8/21/2042	107,000	124,417
3.75%, 9/12/2046	384,000	464,187
4.00%, 5/10/2046	753,000	944,932
4.13%, 5/11/2035 (b)	383,000	479,236
4.38%, 5/11/2045	1,162,000	1,528,971
4.55%, 8/12/2043	696,000	924,302
5.50%, 3/25/2040	429,000	618,047
6.38%, 12/15/2038	1,030,000	1,607,408
Suncor Energy, Inc.:
4.00%, 11/15/2047	192,000	217,572
5.95%, 12/1/2034	80,000	102,878
6.85%, 6/1/2039	371,000	520,943
7.15%, 2/1/2032	128,000	176,851
Total Capital International SA:
2.99%, 6/29/2041	689,000	749,425
3.13%, 5/29/2050	825,000	897,889
3.39%, 6/29/2060	230,000	261,597
3.46%, 7/12/2049	235,000	272,586
Valero Energy Corp.:
6.63%, 6/15/2037	466,000	617,986
7.50%, 4/15/2032	400,000	555,368
		40,138,462
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	35,000	46,335
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	771,000	880,050
Halliburton Co.:
4.50%, 11/15/2041	123,000	134,766
4.75%, 8/1/2043	355,000	401,423
4.85%, 11/15/2035	531,000	618,445
5.00%, 11/15/2045	602,000	710,095
6.70%, 9/15/2038	527,000	702,264
7.45%, 9/15/2039	350,000	504,399
Security Description	Principal Amount	Value
National Oilwell Varco, Inc. 3.95%, 12/1/2042	$ 356,000	$ 359,144
		4,356,921
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	192,000	238,946
Sonoco Products Co. 5.75%, 11/1/2040	89,000	120,873
WestRock MWV LLC 7.95%, 2/15/2031	89,000	126,493
WRKCo, Inc.:
3.00%, 6/15/2033	285,000	314,614
4.20%, 6/1/2032	75,000	90,917
		891,843
PHARMACEUTICALS — 7.5%
AbbVie, Inc.:
4.05%, 11/21/2039	971,000	1,174,192
4.25%, 11/21/2049	1,916,000	2,409,945
4.30%, 5/14/2036	332,000	410,103
4.40%, 11/6/2042	911,000	1,141,629
4.45%, 5/14/2046	353,000	449,358
4.50%, 5/14/2035	1,134,000	1,427,423
4.55%, 3/15/2035	430,000	544,066
4.63%, 10/1/2042	187,000	237,729
4.70%, 5/14/2045	1,105,000	1,441,428
4.75%, 3/15/2045	649,000	849,755
4.85%, 6/15/2044	306,000	403,850
4.88%, 11/14/2048	1,491,000	2,027,372
AmerisourceBergen Corp. 4.30%, 12/15/2047	200,000	245,304
AstraZeneca PLC:
2.13%, 8/6/2050 (b)	200,000	187,570
4.00%, 9/18/2042	381,000	473,377
4.38%, 11/16/2045	288,000	383,089
4.38%, 8/17/2048	195,000	262,148
6.45%, 9/15/2037	952,000	1,462,063
Becton Dickinson & Co.:
3.79%, 5/20/2050	195,000	231,734
4.67%, 6/6/2047	377,000	493,693
4.69%, 12/15/2044	540,000	697,297
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	809,000	828,052
2.55%, 11/13/2050	450,000	459,864
3.25%, 8/1/2042	105,000	120,795
4.13%, 6/15/2039	606,000	776,880
4.25%, 10/26/2049	1,177,000	1,587,832
4.35%, 11/15/2047	704,000	947,633
4.55%, 2/20/2048	332,000	460,726
4.63%, 5/15/2044	852,000	1,155,610
5.00%, 8/15/2045	615,000	887,340
5.25%, 8/15/2043	111,000	158,742

305

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
4.37%, 6/15/2047	$ 182,000	$ 213,650
4.50%, 11/15/2044	87,000	101,108
4.90%, 9/15/2045	139,000	171,990
Cigna Corp.:
3.20%, 3/15/2040	339,000	372,802
3.40%, 3/15/2050	685,000	768,700
3.88%, 10/15/2047	302,000	358,166
4.80%, 8/15/2038	782,000	1,016,944
4.80%, 7/15/2046	115,000	152,125
4.90%, 12/15/2048	1,097,000	1,506,894
6.13%, 11/15/2041	490,000	723,299
CVS Health Corp.:
1.88%, 2/28/2031	160,000	161,982
2.70%, 8/21/2040	1,122,000	1,137,652
4.13%, 4/1/2040	550,000	658,378
4.25%, 4/1/2050	245,000	306,434
4.78%, 3/25/2038	1,940,000	2,456,777
4.88%, 7/20/2035	1,266,000	1,645,040
5.05%, 3/25/2048	2,416,000	3,266,480
5.13%, 7/20/2045	1,131,000	1,517,384
5.30%, 12/5/2043	271,000	366,888
6.13%, 9/15/2039	257,000	368,569
Eli Lilly & Co.:
2.25%, 5/15/2050	895,000	880,071
2.50%, 9/15/2060 (b)	274,000	275,003
3.95%, 5/15/2047	95,000	121,748
3.95%, 3/15/2049	575,000	750,645
4.15%, 3/15/2059	845,000	1,160,709
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	121,000	156,194
5.38%, 4/15/2034	93,000	132,134
6.38%, 5/15/2038	1,712,000	2,705,148
Johnson & Johnson:
2.10%, 9/1/2040	880,000	887,946
2.25%, 9/1/2050	512,000	518,037
2.45%, 9/1/2060	993,000	1,031,737
3.40%, 1/15/2038	25,000	30,007
3.50%, 1/15/2048	200,000	249,398
3.63%, 3/3/2037	590,000	723,877
3.70%, 3/1/2046	890,000	1,133,824
3.75%, 3/3/2047	352,000	454,633
4.38%, 12/5/2033	305,000	402,664
4.50%, 9/1/2040	380,000	520,558
4.50%, 12/5/2043	116,000	162,553
4.85%, 5/15/2041	203,000	284,813
5.85%, 7/15/2038	240,000	371,954
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	118,000	156,507
5.90%, 11/1/2039	15,000	22,164
Merck & Co., Inc.:
2.35%, 6/24/2040	541,000	559,811
2.45%, 6/24/2050	163,000	168,827
3.60%, 9/15/2042	50,000	61,755
3.70%, 2/10/2045	664,000	826,096
Security Description	Principal Amount	Value
3.90%, 3/7/2039	$ 510,000	$ 646,354
4.00%, 3/7/2049	547,000	722,560
4.15%, 5/18/2043	442,000	578,569
6.50%, 12/1/2033	500,000	777,000
6.55%, 9/15/2037	100,000	160,076
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036 (b)	193,000	276,013
Mylan, Inc.:
5.20%, 4/15/2048	496,000	652,582
5.40%, 11/29/2043	150,000	198,239
Novartis Capital Corp.:
2.75%, 8/14/2050	163,000	179,166
4.00%, 11/20/2045	606,000	792,957
4.40%, 5/6/2044	608,000	836,705
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	644,000	716,824
Pfizer, Inc.:
2.55%, 5/28/2040	560,000	595,162
2.70%, 5/28/2050	487,000	522,137
3.90%, 3/15/2039	462,000	576,271
4.00%, 12/15/2036	300,000	380,907
4.00%, 3/15/2049	369,000	484,087
4.10%, 9/15/2038	173,000	221,011
4.13%, 12/15/2046	233,000	307,073
4.20%, 9/15/2048	401,000	537,132
4.30%, 6/15/2043	992,000	1,310,293
4.40%, 5/15/2044	638,000	858,793
5.60%, 9/15/2040	205,000	302,221
7.20%, 3/15/2039	571,000	983,359
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	490,000	517,901
3.18%, 7/9/2050	743,000	790,292
3.38%, 7/9/2060	319,000	351,892
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	727,000	952,152
Viatris, Inc.:
3.85%, 6/22/2040 (d)	501,000	563,229
4.00%, 6/22/2050 (d)	736,000	840,681
Wyeth LLC:
5.95%, 4/1/2037	659,000	992,968
6.00%, 2/15/2036	91,000	136,015
6.50%, 2/1/2034	187,000	290,931
Zoetis, Inc.:
3.00%, 5/15/2050	155,000	170,626
3.95%, 9/12/2047	212,000	266,259
4.45%, 8/20/2048	250,000	333,928
4.70%, 2/1/2043	206,000	282,171
		76,461,210
PIPELINES — 4.2%
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	186,000	253,896
Enable Midstream Partners L.P. 5.00%, 5/15/2044	225,000	214,299

306

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	$ 100,000	$ 123,590
7.38%, 10/15/2045	219,000	336,474
Series B, 7.50%, 4/15/2038	115,000	164,533
Enbridge, Inc.:
4.50%, 6/10/2044	214,000	251,272
5.50%, 12/1/2046	226,000	305,618
Energy Transfer Operating L.P.:
4.90%, 3/15/2035	141,000	155,440
5.00%, 5/15/2050	973,000	1,054,353
5.15%, 2/1/2043	67,000	70,651
5.15%, 3/15/2045	225,000	243,594
5.30%, 4/15/2047	750,000	825,487
5.95%, 10/1/2043	155,000	175,953
6.05%, 6/1/2041	169,000	195,719
6.13%, 12/15/2045	361,000	426,514
6.25%, 4/15/2049	566,000	687,265
6.50%, 2/1/2042	580,000	709,328
6.63%, 10/15/2036	310,000	373,231
7.50%, 7/1/2038	330,000	434,260
Series 20Y, 5.80%, 6/15/2038	144,000	165,169
Series 30Y, 6.00%, 6/15/2048	250,000	294,757
Enterprise Products Operating LLC:
3.20%, 2/15/2052	91,000	92,208
3.70%, 1/31/2051	454,000	500,104
3.95%, 1/31/2060	497,000	554,657
4.20%, 1/31/2050	406,000	475,142
4.25%, 2/15/2048 (b)	870,000	1,020,249
4.45%, 2/15/2043	140,000	168,172
4.80%, 2/1/2049	407,000	514,281
4.85%, 8/15/2042	200,000	248,406
4.85%, 3/15/2044	398,000	491,801
4.90%, 5/15/2046	311,000	390,933
4.95%, 10/15/2054	161,000	203,464
5.10%, 2/15/2045	205,000	264,313
5.70%, 2/15/2042	102,000	140,044
5.95%, 2/1/2041	166,000	226,807
6.45%, 9/1/2040	189,000	270,187
7.55%, 4/15/2038	725,000	1,104,458
Series D, 6.88%, 3/1/2033	265,000	371,252
Series H, 6.65%, 10/15/2034	196,000	274,937
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	100,000	114,513
5.00%, 8/15/2042	214,000	250,155
5.00%, 3/1/2043	232,000	274,282
5.40%, 9/1/2044	253,000	315,792
5.50%, 3/1/2044	346,000	434,683
5.63%, 9/1/2041	225,000	272,506
Security Description	Principal Amount	Value
5.80%, 3/15/2035	$ 138,000	$ 173,034
6.38%, 3/1/2041	746,000	979,505
6.50%, 2/1/2037	297,000	382,723
6.50%, 9/1/2039	99,000	129,343
7.30%, 8/15/2033	126,000	175,988
7.40%, 3/15/2031	127,000	170,881
7.50%, 11/15/2040	516,000	737,405
7.75%, 3/15/2032	100,000	141,983
Series MTN, 6.95%, 1/15/2038	275,000	376,654
Kinder Morgan, Inc.:
3.25%, 8/1/2050 (b)	149,000	148,866
5.05%, 2/15/2046	562,000	684,488
5.20%, 3/1/2048	415,000	526,104
5.30%, 12/1/2034	165,000	203,537
5.55%, 6/1/2045	454,000	584,847
Series GMTN, 7.80%, 8/1/2031	172,000	245,275
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	212,000	238,678
4.20%, 10/3/2047	620,000	709,416
4.25%, 9/15/2046	159,000	180,815
4.85%, 2/1/2049	188,000	236,431
5.15%, 10/15/2043	162,000	207,054
MPLX L.P.:
4.50%, 4/15/2038	439,000	503,889
4.70%, 4/15/2048	164,000	194,766
4.90%, 4/15/2058	98,000	116,718
5.20%, 3/1/2047	425,000	523,655
5.20%, 12/1/2047	236,000	286,851
5.50%, 2/15/2049	1,074,000	1,415,715
ONEOK Partners L.P.:
6.13%, 2/1/2041	162,000	193,200
6.20%, 9/15/2043	225,000	276,640
6.65%, 10/1/2036	228,000	289,120
6.85%, 10/15/2037	224,000	288,073
ONEOK, Inc.:
4.50%, 3/15/2050	138,000	146,473
4.95%, 7/13/2047	560,000	629,502
5.20%, 7/15/2048	342,000	398,197
6.00%, 6/15/2035	88,000	107,716
7.15%, 1/15/2051 (b)	321,000	452,257
Phillips 66 Partners L.P.:
4.68%, 2/15/2045 (b)	271,000	294,260
4.90%, 10/1/2046	203,000	228,223
Plains All American Pipeline L.P./PAA Finance Corp.:
3.80%, 9/15/2030 (b)	212,000	227,135
4.30%, 1/31/2043	161,000	158,533
4.70%, 6/15/2044	140,000	145,844
4.90%, 2/15/2045	122,000	130,886
5.15%, 6/1/2042	165,000	178,447
6.65%, 1/15/2037	690,000	842,752

307

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	$ 717,000	$ 842,382
5.95%, 9/25/2043	10,000	12,918
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	206,000	212,977
5.30%, 4/1/2044	345,000	372,545
5.35%, 5/15/2045	207,000	227,495
5.40%, 10/1/2047	305,000	341,161
6.10%, 2/15/2042	50,000	56,948
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	240,000	340,745
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	160,000	221,374
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	306,000	373,497
4.75%, 5/15/2038	62,000	76,874
4.88%, 5/15/2048	357,000	462,608
5.00%, 10/16/2043	273,000	342,339
5.10%, 3/15/2049	1,140,000	1,529,903
5.60%, 3/31/2034 (b)	95,000	124,604
5.85%, 3/15/2036	170,000	229,672
6.10%, 6/1/2040	243,000	334,217
7.25%, 8/15/2038	250,000	378,942
7.63%, 1/15/2039	512,000	801,265
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	9,000	10,123
4.45%, 8/1/2042	120,000	140,372
5.40%, 8/15/2041	101,000	128,309
Williams Cos., Inc.:
4.85%, 3/1/2048	295,000	363,505
4.90%, 1/15/2045	174,000	207,187
5.10%, 9/15/2045	507,000	631,007
5.40%, 3/4/2044	1,084,000	1,337,808
5.75%, 6/24/2044	87,000	112,468
5.80%, 11/15/2043	145,000	185,016
6.30%, 4/15/2040	354,000	472,201
8.75%, 3/15/2032	25,000	36,432
		42,603,522
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (b)	462,000	460,466
3.38%, 8/15/2031	211,000	242,137
4.85%, 4/15/2049	212,000	297,305
4.90%, 12/15/2030	214,000	272,253
American Tower Corp.:
1.88%, 10/15/2030 (b)	150,000	151,343
2.95%, 1/15/2051	225,000	225,117
3.10%, 6/15/2050	835,000	861,060
Security Description	Principal Amount	Value
3.70%, 10/15/2049	$ 263,000	$ 298,063
AvalonBay Communities, Inc.:
Series MTN, 2.45%, 1/15/2031	75,000	80,673
Series MTN, 3.90%, 10/15/2046	81,000	98,053
Series MTN, 4.15%, 7/1/2047	191,000	237,698
Series MTN, 4.35%, 4/15/2048	25,000	31,905
Boston Properties L.P. 3.25%, 1/30/2031	555,000	612,315
Camden Property Trust 3.35%, 11/1/2049	35,000	40,144
Crown Castle International Corp.:
2.25%, 1/15/2031	475,000	492,029
3.25%, 1/15/2051	321,000	336,052
4.00%, 11/15/2049	185,000	216,361
4.15%, 7/1/2050	203,000	246,004
5.20%, 2/15/2049	436,000	593,649
CubeSmart L.P. 2.00%, 2/15/2031	150,000	150,392
CyrusOne L.P./CyrusOne Finance Corp. 2.15%, 11/1/2030	200,000	195,470
Duke Realty L.P. 3.05%, 3/1/2050	100,000	108,588
Equinix, Inc. 3.00%, 7/15/2050	252,000	255,475
ERP Operating L.P.:
4.00%, 8/1/2047	69,000	85,350
4.50%, 7/1/2044	255,000	336,880
4.50%, 6/1/2045	127,000	164,936
Essex Portfolio L.P.:
1.65%, 1/15/2031 (b)	100,000	98,804
2.65%, 3/15/2032	231,000	247,560
2.65%, 9/1/2050	80,000	76,955
4.50%, 3/15/2048	25,000	32,390
Federal Realty Investment Trust 4.50%, 12/1/2044	156,000	183,306
GLP Capital L.P./GLP Financing II, Inc. 4.00%, 1/15/2031	145,000	158,169
Healthcare Realty Trust, Inc. 2.05%, 3/15/2031	120,000	120,419
Healthcare Trust of America Holdings L.P. 2.00%, 3/15/2031	375,000	374,996
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	74,000	80,667
6.75%, 2/1/2041	267,000	387,681
Kilroy Realty L.P. 2.50%, 11/15/2032	795,000	802,417
Kimco Realty Corp.:
3.70%, 10/1/2049	107,000	114,821

308

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2046	$ 78,000	$ 85,493
4.25%, 4/1/2045	153,000	170,457
4.45%, 9/1/2047	182,000	212,232
Life Storage L.P. 2.20%, 10/15/2030	95,000	97,055
Mid-America Apartments L.P. 1.70%, 2/15/2031	153,000	152,755
National Retail Properties, Inc. 4.80%, 10/15/2048	190,000	231,620
Omega Healthcare Investors, Inc. 3.38%, 2/1/2031	195,000	204,756
Prologis L.P.:
2.13%, 10/15/2050	627,000	583,624
4.38%, 9/15/2048	90,000	122,786
Realty Income Corp.:
1.80%, 3/15/2033	250,000	250,797
3.25%, 1/15/2031	286,000	324,753
4.65%, 3/15/2047	105,000	143,258
Regency Centers L.P.:
4.40%, 2/1/2047	71,000	82,273
4.65%, 3/15/2049	98,000	116,642
Simon Property Group L.P.:
3.25%, 9/13/2049	348,000	356,964
3.80%, 7/15/2050	177,000	196,794
4.25%, 10/1/2044	252,000	288,222
4.25%, 11/30/2046	137,000	159,621
4.75%, 3/15/2042	204,000	249,720
6.75%, 2/1/2040	170,000	252,520
Spirit Realty L.P. 3.20%, 2/15/2031	25,000	26,539
UDR, Inc.:
3.00%, 8/15/2031	172,000	189,714
3.10%, 11/1/2034	95,000	106,270
Series MTN, 1.90%, 3/15/2033	150,000	149,267
Series MTN, 2.10%, 8/1/2032	80,000	81,520
Ventas Realty L.P. 5.70%, 9/30/2043	658,000	854,097
VEREIT Operating Partnership L.P. 2.85%, 12/15/2032	175,000	182,922
Welltower, Inc.:
2.75%, 1/15/2031	225,000	239,047
4.95%, 9/1/2048	258,000	333,775
6.50%, 3/15/2041	142,000	199,405
Weyerhaeuser Co. 7.38%, 3/15/2032	225,000	336,496
WP Carey, Inc. 2.40%, 2/1/2031	150,000	156,072
		16,905,369
RETAIL — 3.2%
AutoZone, Inc. 1.65%, 1/15/2031	222,000	219,864
Security Description	Principal Amount	Value
Costco Wholesale Corp. 1.75%, 4/20/2032	$ 158,000	$ 163,824
Darden Restaurants, Inc. 4.55%, 2/15/2048	740,000	819,054
Dollar General Corp. 4.13%, 4/3/2050	812,000	1,032,799
Home Depot, Inc.:
3.13%, 12/15/2049	645,000	743,143
3.30%, 4/15/2040	525,000	617,852
3.35%, 4/15/2050	576,000	687,168
3.50%, 9/15/2056	391,000	483,194
3.90%, 6/15/2047	304,000	389,372
4.20%, 4/1/2043	322,000	419,943
4.25%, 4/1/2046	283,000	375,999
4.40%, 3/15/2045	460,000	614,077
4.50%, 12/6/2048	566,000	795,405
4.88%, 2/15/2044	235,000	332,661
5.40%, 9/15/2040	326,000	476,980
5.88%, 12/16/2036	1,089,000	1,653,984
5.95%, 4/1/2041	310,000	483,287
Kohl's Corp. 5.55%, 7/17/2045	53,000	56,943
Lowe's Cos., Inc.:
3.00%, 10/15/2050	1,460,000	1,565,996
3.70%, 4/15/2046	267,000	318,304
4.05%, 5/3/2047	540,000	675,130
4.65%, 4/15/2042	225,000	296,456
5.00%, 4/15/2040	125,000	169,936
5.13%, 4/15/2050	25,000	37,197
5.50%, 10/15/2035	190,000	262,453
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	186,000	216,126
Series MTN, 3.63%, 9/1/2049	510,000	598,857
Series MTN, 3.70%, 2/15/2042	130,000	153,975
Series MTN, 4.20%, 4/1/2050	356,000	456,463
Series MTN, 4.45%, 3/1/2047	130,000	168,262
Series MTN, 4.45%, 9/1/2048	301,000	392,350
Series MTN, 4.60%, 5/26/2045	98,000	128,618
Series MTN, 4.70%, 12/9/2035	1,095,000	1,424,726
Series MTN, 4.88%, 7/15/2040	90,000	120,151
Series MTN, 4.88%, 12/9/2045	137,000	185,809
Series MTN, 5.70%, 2/1/2039	349,000	501,848
Series MTN, 6.30%, 10/15/2037	519,000	783,918
Series MTN, 6.30%, 3/1/2038	188,000	283,914

309

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	$ 25,000	$ 25,030
Ross Stores, Inc. 1.88%, 4/15/2031	250,000	251,173
Starbucks Corp.:
3.35%, 3/12/2050	165,000	183,599
3.50%, 11/15/2050	100,000	114,930
3.75%, 12/1/2047	147,000	172,419
4.30%, 6/15/2045	137,000	170,165
4.45%, 8/15/2049	411,000	540,198
4.50%, 11/15/2048	732,000	950,883
Target Corp. 6.35%, 11/1/2032	261,000	388,968
TJX Cos., Inc. 1.60%, 5/15/2031 (b)	200,000	201,810
Walgreen Co. 4.40%, 9/15/2042	217,000	234,911
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	890,000	942,706
4.50%, 11/18/2034	50,000	57,579
4.65%, 6/1/2046	307,000	341,863
4.80%, 11/18/2044	275,000	311,193
Walmart, Inc.:
2.95%, 9/24/2049	260,000	299,328
3.63%, 12/15/2047	374,000	473,776
3.95%, 6/28/2038	550,000	700,293
4.00%, 4/11/2043	75,000	96,796
4.05%, 6/29/2048	1,766,000	2,390,246
4.30%, 4/22/2044	100,000	136,089
4.88%, 7/8/2040	144,000	202,936
5.00%, 10/25/2040	111,000	161,186
5.25%, 9/1/2035	1,830,000	2,665,853
5.63%, 4/1/2040	175,000	267,358
6.20%, 4/15/2038	77,000	122,671
6.50%, 8/15/2037	453,000	734,213
		32,244,210
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 5.30%, 12/15/2045	137,000	187,495
Applied Materials, Inc.:
4.35%, 4/1/2047	621,000	860,656
5.85%, 6/15/2041	219,000	344,542
Broadcom, Inc. 4.30%, 11/15/2032	441,000	522,704
Intel Corp.:
3.10%, 2/15/2060	337,000	363,940
3.25%, 11/15/2049	640,000	718,534
3.73%, 12/8/2047	1,672,000	1,999,160
4.10%, 5/19/2046	389,000	489,533
4.10%, 5/11/2047	342,000	432,538
4.25%, 12/15/2042 (b)	119,000	152,086
4.60%, 3/25/2040 (b)	485,000	639,958
4.75%, 3/25/2050	950,000	1,324,328
4.80%, 10/1/2041	134,000	182,205
Security Description	Principal Amount	Value
4.90%, 7/29/2045	$ 293,000	$ 408,049
4.95%, 3/25/2060	236,000	348,884
KLA Corp.:
3.30%, 3/1/2050	267,000	301,259
5.00%, 3/15/2049	322,000	450,162
Lam Research Corp.:
2.88%, 6/15/2050	361,000	387,454
3.13%, 6/15/2060	40,000	44,885
4.88%, 3/15/2049	114,000	165,559
NVIDIA Corp.:
3.50%, 4/1/2040	606,000	725,043
3.50%, 4/1/2050	763,000	924,939
QUALCOMM, Inc.:
1.65%, 5/20/2032 (b) (d)	451,000	452,551
3.25%, 5/20/2050	276,000	320,246
4.30%, 5/20/2047	495,000	665,765
4.65%, 5/20/2035	958,000	1,283,921
4.80%, 5/20/2045	665,000	942,817
Texas Instruments, Inc.:
3.88%, 3/15/2039	485,000	607,880
4.15%, 5/15/2048	499,000	668,241
		16,915,334
SOFTWARE — 3.1%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	311,000	301,804
4.50%, 6/15/2047	211,000	276,218
Fiserv, Inc. 4.40%, 7/1/2049	666,000	887,705
Microsoft Corp.:
2.53%, 6/1/2050	2,673,000	2,814,535
2.68%, 6/1/2060	2,145,000	2,331,422
3.45%, 8/8/2036	655,000	807,196
3.50%, 2/12/2035	508,000	624,835
3.50%, 11/15/2042	277,000	340,353
3.70%, 8/8/2046	2,016,000	2,551,208
3.75%, 2/12/2045	36,000	46,049
3.95%, 8/8/2056	1,114,000	1,525,612
4.00%, 2/12/2055	210,000	289,430
4.10%, 2/6/2037	931,000	1,217,376
4.20%, 11/3/2035	793,000	1,043,540
4.25%, 2/6/2047	260,000	363,072
4.45%, 11/3/2045	125,000	177,116
4.50%, 10/1/2040	124,000	173,094
4.75%, 11/3/2055	93,000	141,521
5.30%, 2/8/2041	37,000	56,000
Oracle Corp.:
3.60%, 4/1/2040	1,309,000	1,535,653
3.60%, 4/1/2050	1,587,000	1,852,600
3.80%, 11/15/2037	555,000	667,110
3.85%, 7/15/2036	130,000	157,269
3.85%, 4/1/2060	1,215,000	1,487,160
3.90%, 5/15/2035	572,000	699,379
4.00%, 7/15/2046	1,238,000	1,517,293
4.00%, 11/15/2047	799,000	981,851
4.13%, 5/15/2045	624,000	775,345

310

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 7/8/2034	$ 1,346,000	$ 1,702,488
4.38%, 5/15/2055	375,000	492,806
4.50%, 7/8/2044	103,000	134,190
5.38%, 7/15/2040	1,207,000	1,728,581
6.13%, 7/8/2039	988,000	1,523,140
6.50%, 4/15/2038	301,000	478,229
ServiceNow, Inc. 1.40%, 9/1/2030	159,000	155,085
		31,856,265
TELECOMMUNICATIONS — 7.9%
America Movil SAB de CV:
4.38%, 7/16/2042	369,000	460,527
4.38%, 4/22/2049	446,000	573,284
6.13%, 11/15/2037	92,000	131,695
6.13%, 3/30/2040	887,000	1,312,086
6.38%, 3/1/2035	129,000	194,115
AT&T, Inc.:
2.25%, 2/1/2032	625,000	633,125
2.75%, 6/1/2031	63,000	67,319
3.10%, 2/1/2043	265,000	269,441
3.30%, 2/1/2052	760,000	754,064
3.50%, 6/1/2041	1,444,000	1,550,726
3.50%, 9/15/2053 (d)	2,978,000	2,994,528
3.50%, 2/1/2061	630,000	622,163
3.55%, 9/15/2055 (d)	5,072,000	5,094,063
3.65%, 6/1/2051	1,144,000	1,197,242
3.65%, 9/15/2059 (d)	2,447,000	2,467,065
3.80%, 12/1/2057 (d)	2,066,000	2,157,999
3.85%, 6/1/2060	680,000	716,400
4.30%, 12/15/2042	300,000	350,271
4.35%, 6/15/2045	436,000	503,061
4.50%, 5/15/2035	1,457,000	1,765,257
4.55%, 3/9/2049	550,000	656,321
4.65%, 6/1/2044	72,000	84,863
4.75%, 5/15/2046	865,000	1,065,343
4.80%, 6/15/2044	100,000	124,206
4.85%, 3/1/2039	764,000	947,161
4.85%, 7/15/2045	518,000	645,179
4.90%, 8/15/2037	755,000	944,513
4.90%, 6/15/2042	259,000	321,818
5.15%, 3/15/2042	375,000	475,575
5.15%, 2/15/2050	300,000	387,135
5.25%, 3/1/2037	467,000	604,704
5.35%, 9/1/2040	320,000	418,838
5.45%, 3/1/2047	140,000	188,866
5.55%, 8/15/2041	222,000	295,751
5.65%, 2/15/2047	125,000	169,936
6.00%, 8/15/2040	100,000	138,791
6.15%, 9/15/2034	93,000	125,235
6.25%, 3/29/2041	75,000	107,106
6.38%, 3/1/2041	75,000	109,035
6.55%, 2/15/2039	51,000	73,711
Bell Canada, Inc.:
4.30%, 7/29/2049	182,000	237,534
Security Description	Principal Amount	Value
4.46%, 4/1/2048	$ 372,000	$ 495,281
British Telecommunications PLC 9.63%, 12/15/2030	778,000	1,289,208
Cisco Systems, Inc.:
5.50%, 1/15/2040	969,000	1,453,122
5.90%, 2/15/2039	727,000	1,114,753
Corning, Inc.:
3.90%, 11/15/2049	281,000	340,715
4.38%, 11/15/2057	216,000	266,106
4.75%, 3/15/2042	95,000	119,800
5.35%, 11/15/2048	74,000	104,348
5.45%, 11/15/2079	694,000	943,715
5.85%, 11/15/2068	37,000	54,032
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	166,000	282,824
Juniper Networks, Inc. 5.95%, 3/15/2041	78,000	102,414
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	56,977
Motorola Solutions, Inc.:
2.30%, 11/15/2030	108,000	110,240
5.50%, 9/1/2044	155,000	197,301
Orange SA:
5.38%, 1/13/2042	243,000	345,019
5.50%, 2/6/2044	311,000	454,946
9.00%, 3/1/2031	696,000	1,146,270
Rogers Communications, Inc.:
3.70%, 11/15/2049	414,000	488,263
4.35%, 5/1/2049	327,000	422,906
5.00%, 3/15/2044	212,000	290,737
5.45%, 10/1/2043	488,000	686,372
7.50%, 8/15/2038	251,000	399,710
Telefonica Emisiones SA:
4.67%, 3/6/2038	470,000	565,786
4.90%, 3/6/2048	657,000	814,614
5.21%, 3/8/2047	1,323,000	1,690,609
5.52%, 3/1/2049	395,000	528,885
7.05%, 6/20/2036	273,000	407,253
TELUS Corp.:
4.30%, 6/15/2049	132,000	166,893
4.60%, 11/16/2048	289,000	380,668
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (d)	215,000	220,526
2.55%, 2/15/2031 (d)	1,065,000	1,119,155
3.00%, 2/15/2041 (d)	605,000	625,528
3.30%, 2/15/2051 (d)	1,090,000	1,119,975
3.60%, 11/15/2060 (d)	370,000	392,822
4.38%, 4/15/2040 (d)	822,000	1,003,350
4.50%, 4/15/2050 (d)	1,356,000	1,680,342
Verizon Communications, Inc.:
1.75%, 1/20/2031	1,750,000	1,743,490
2.65%, 11/20/2040	1,250,000	1,262,863
2.88%, 11/20/2050	1,200,000	1,207,824

311

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.99%, 10/30/2056 (d)	$ 2,525,000	$ 2,541,463
3.00%, 11/20/2060	1,176,000	1,185,420
3.85%, 11/1/2042	666,000	789,663
4.00%, 3/22/2050	675,000	818,465
4.13%, 8/15/2046	335,000	411,022
4.27%, 1/15/2036	802,000	992,627
4.40%, 11/1/2034	653,000	815,218
4.50%, 8/10/2033	1,024,000	1,291,653
4.52%, 9/15/2048	1,862,000	2,411,216
4.67%, 3/15/2055	1,134,000	1,519,242
4.75%, 11/1/2041	836,000	1,100,527
4.81%, 3/15/2039	162,000	211,507
4.86%, 8/21/2046	1,380,000	1,853,795
5.01%, 4/15/2049	157,000	217,491
5.01%, 8/21/2054	97,000	135,803
5.25%, 3/16/2037	300,000	409,452
Vodafone Group PLC:
4.25%, 9/17/2050 (b)	567,000	699,270
4.88%, 6/19/2049	1,147,000	1,527,666
5.00%, 5/30/2038	200,000	261,476
5.13%, 6/19/2059	439,000	607,405
5.25%, 5/30/2048	1,095,000	1,520,320
6.15%, 2/27/2037	717,000	1,035,620
6.25%, 11/30/2032	149,000	208,123
		80,596,138
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	320,000	364,326
6.35%, 3/15/2040	134,000	173,711
		538,037
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	265,000	300,939
3.55%, 2/15/2050	384,000	470,776
3.90%, 8/1/2046	479,000	609,681
4.05%, 6/15/2048	471,000	618,809
4.13%, 6/15/2047	200,000	263,656
4.15%, 4/1/2045	523,000	681,427
4.15%, 12/15/2048	113,000	150,428
4.38%, 9/1/2042	215,000	283,600
4.40%, 3/15/2042	126,000	165,178
4.45%, 3/15/2043	287,000	383,398
4.55%, 9/1/2044	254,000	345,427
4.70%, 9/1/2045	316,000	439,733
4.90%, 4/1/2044	390,000	551,226
4.95%, 9/15/2041	244,000	336,359
5.05%, 3/1/2041	132,000	183,059
5.15%, 9/1/2043	141,000	202,876
5.75%, 5/1/2040	50,000	74,180
6.15%, 5/1/2037	116,000	176,849
6.20%, 8/15/2036	212,000	323,171
Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.45%, 5/1/2050	$ 125,000	$ 128,319
3.20%, 8/2/2046	208,000	245,494
3.65%, 2/3/2048	390,000	482,999
4.45%, 1/20/2049	288,000	401,460
6.20%, 6/1/2036	87,000	131,361
6.25%, 8/1/2034	57,000	86,576
6.38%, 11/15/2037	316,000	493,342
Canadian Pacific Railway Co.:
4.80%, 8/1/2045	95,000	131,372
5.95%, 5/15/2037	131,000	192,933
6.13%, 9/15/2115	426,000	706,836
7.13%, 10/15/2031	84,000	124,706
CSX Corp.:
2.50%, 5/15/2051	235,000	233,823
3.35%, 9/15/2049	401,000	461,194
3.80%, 11/1/2046	162,000	195,293
3.80%, 4/15/2050	209,000	257,674
3.95%, 5/1/2050	240,000	301,690
4.10%, 3/15/2044	170,000	211,995
4.30%, 3/1/2048	525,000	681,093
4.40%, 3/1/2043	155,000	196,283
4.50%, 3/15/2049	208,000	279,614
4.50%, 8/1/2054	250,000	330,487
4.65%, 3/1/2068	219,000	307,321
4.75%, 5/30/2042	55,000	72,057
4.75%, 11/15/2048	249,000	340,286
5.50%, 4/15/2041	422,000	590,792
6.00%, 10/1/2036	76,000	111,065
6.15%, 5/1/2037	109,000	161,473
6.22%, 4/30/2040	51,000	77,478
FedEx Corp.:
3.88%, 8/1/2042	133,000	154,820
3.90%, 2/1/2035	822,000	982,652
4.05%, 2/15/2048	399,000	480,077
4.10%, 4/15/2043	149,000	176,370
4.10%, 2/1/2045	77,000	91,287
4.40%, 1/15/2047	393,000	492,425
4.55%, 4/1/2046	712,000	909,117
4.75%, 11/15/2045 (b)	439,000	572,623
4.90%, 1/15/2034	162,000	208,515
4.95%, 10/17/2048	236,000	320,547
5.10%, 1/15/2044	116,000	156,602
5.25%, 5/15/2050	620,000	878,695
FedEx Corp. Pass Through Trust Series 2020-1, Class AA , 1.88%, 8/20/2035	100,000	102,002
Kansas City Southern:
3.50%, 5/1/2050	405,000	451,364
4.20%, 11/15/2069	122,000	143,971
4.95%, 8/15/2045	320,000	406,211
Norfolk Southern Corp.:
3.05%, 5/15/2050	323,000	353,414

312

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.16%, 5/15/2055	$ 248,000	$ 270,275
3.40%, 11/1/2049	249,000	284,266
3.94%, 11/1/2047	214,000	262,529
3.95%, 10/1/2042	240,000	290,813
4.05%, 8/15/2052	262,000	333,212
4.10%, 5/15/2049	676,000	851,672
4.15%, 2/28/2048	100,000	126,788
4.45%, 6/15/2045	233,000	302,518
4.65%, 1/15/2046	112,000	150,379
4.84%, 10/1/2041	144,000	195,543
5.10%, 8/1/2118	25,000	34,496
Union Pacific Corp.:
2.97%, 9/16/2062 (d)	371,000	388,945
3.25%, 2/5/2050	125,000	141,971
3.35%, 8/15/2046	83,000	92,421
3.38%, 2/1/2035	213,000	244,411
3.60%, 9/15/2037	192,000	222,851
3.75%, 2/5/2070	603,000	720,838
3.80%, 10/1/2051	308,000	377,870
3.84%, 3/20/2060	181,000	223,126
3.88%, 2/1/2055	160,000	195,021
3.95%, 8/15/2059	185,000	227,853
4.00%, 4/15/2047	293,000	361,120
4.05%, 11/15/2045	391,000	478,932
4.05%, 3/1/2046	650,000	798,271
4.10%, 9/15/2067	154,000	193,064
4.15%, 1/15/2045	197,000	241,662
4.30%, 3/1/2049	200,000	261,910
4.38%, 11/15/2065	324,000	430,602
4.50%, 9/10/2048	500,000	663,605
Series MTN, 3.55%, 8/15/2039	87,000	100,374
United Parcel Service, Inc.:
3.40%, 11/15/2046	295,000	353,628
3.40%, 9/1/2049	405,000	485,777
3.63%, 10/1/2042	125,000	150,539
4.88%, 11/15/2040	133,000	183,951
5.20%, 4/1/2040	900,000	1,277,919
5.30%, 4/1/2050	504,000	760,506
6.20%, 1/15/2038	683,000	1,065,234
		35,121,372
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	92,000	121,473
WATER — 0.3%
American Water Capital Corp.:
3.45%, 5/1/2050	195,000	230,704
3.75%, 9/1/2047	664,000	812,019
4.00%, 12/1/2046	94,000	117,941
4.20%, 9/1/2048	169,000	221,044
4.30%, 12/1/2042	641,000	838,332
4.30%, 9/1/2045	98,000	127,673
Security Description	Principal Amount	Value
Aqua America, Inc. 4.28%, 5/1/2049	$ 361,000	$ 463,412
Essential Utilities, Inc. 3.35%, 4/15/2050	185,000	206,240
		3,017,365
TOTAL CORPORATE BONDS & NOTES (Cost $977,543,485)		1,007,260,881
	Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	873,431	873,606
State Street Navigator Securities Lending Portfolio II (h) (i)	16,228,485	16,228,485
TOTAL SHORT-TERM INVESTMENTS (Cost $17,102,091)		17,102,091
TOTAL INVESTMENTS — 100.7% (Cost $994,645,576)		1,024,362,972
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(7,327,237)
NET ASSETS — 100.0%		$ 1,017,035,735
(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

313

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,007,260,881	$—	$1,007,260,881
Short-Term Investments	17,102,091	—	—	17,102,091
TOTAL INVESTMENTS	$17,102,091	$1,007,260,881	$—	$1,024,362,972
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	605,978	$ 606,220	$ 40,944,158	$40,676,638	$(134)	$—	873,431	$ 873,606	$ 882
State Street Navigator Securities Lending Portfolio II	14,414,590	14,414,590	59,482,338	57,668,443	—	—	16,228,485	16,228,485	19,815
Total		$15,020,810	$100,426,496	$98,345,081	$(134)	$—		$17,102,091	$20,697
314	ARSPLB

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 5, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 5, 2021